UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2015 Fund

PIMCO California Municipal Bond Fund	PIMCO RealRetirement® 2020 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2025 Fund

PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO RealRetirement® 2030 Fund

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO RealRetirement® 2035 Fund

PIMCO CommodityRealReturn Strategy Fund®	PIMCO RealRetirement® 2040 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2045 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® Income and Distribution Fund

PIMCO EM Fundamental lndexPLUS® TR Strategy Fund	PIMCO Senior Floating Rate Fund

PIMCO Emerging Local Bond Fund	PIMCO Short Asset Investment Fund

PIMCO Emerging Markets Bond Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Short-Term Fund

PIMCO Emerging Markets Currency Fund	PIMCO Small Cap StocksPLUS® TR Fund

PIMCO Extended Duration Fund	PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

PIMCO Floating Income Fund	PIMCO StocksPLUS® Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Fundamental IndexPLUS® TR Fund	PIMCO Tax Managed Real Return Fund

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Total Return Fund

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund II

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund III

PIMCO Global Multi-Asset Fund	PIMCO Total Return Fund IV

PIMCO GNMA Fund	PIMCO Unconstrained Bond Fund

PIMCO Government Money Market Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO High Yield Fund	PIMCO Worldwide Fundamental Advantage TR Strategy Fund

PIMCO High Yield Municipal Bond Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO High Yield Spectrum Fund	PIMCO Developing Local Markets Portfolio

PIMCO Income Fund	PIMCO Emerging Markets Portfolio

PIMCO Inflation Response Multi-Asset Fund	PIMCO FX Strategy Portfolio

PIMCO International Fundamental IndexPLUS® TR Strategy Fund	PIMCO High Yield Portfolio

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO International Portfolio

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Investment Grade Corporate Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Low Duration Portfolio

PIMCO Long-Term Credit Fund	PIMCO Moderate Duration Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage Portfolio

PIMCO Low Duration Fund	PIMCO Municipal Sector Portfolio

PIMCO Low Duration Fund II	PIMCO Real Return Portfolio

PIMCO Low Duration Fund III	PIMCO Senior Floating Rate Portfolio

PIMCO Moderate Duration Fund	PIMCO Short-Term Floating NAV Portfolio

PIMCO Money Market Fund	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Mortgage-Backed Securities Fund	PIMCO Short-Term Floating NAV Portfolio III

PIMCO Mortgage Opportunities Fund	PIMCO Short-Term Portfolio

PIMCO Municipal Bond Fund	PIMCO U.S. Government Sector Portfolio

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Income 2019 Fund®

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 134.1%
PIMCO CommoditiesPLUS® Strategy Fund	137,419,054	$1,501,990
PIMCO CommodityRealReturn Strategy Fund®	27,243,012	180,894
PIMCO Convertible Fund	33,998,452	453,199
PIMCO Credit Absolute Return Fund	19,450,605	205,009
PIMCO Diversified Income Fund	137,291,616	1,680,449
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	210,660,206	2,190,866
PIMCO Emerging Local Bond Fund	233,572,886	2,564,630
PIMCO Emerging Markets Bond Fund	138,571,257	1,732,141
PIMCO Emerging Markets Corporate Bond Fund	37,130,988	452,998
PIMCO Emerging Markets Currency Fund	269,019,891	2,838,160
PIMCO EqS Pathfinder Fund®	49,191,451	510,115
PIMCO EqS® Dividend Fund	2,070,364	23,147
PIMCO EqS® Emerging Markets Fund	3,848,401	34,135
PIMCO EqS® Long/Short Fund	13,052,624	122,434
PIMCO Floating Income Fund	158,054,065	1,416,164
PIMCO Foreign Bond Fund (Unhedged)	48,211,995	525,029
PIMCO Fundamental Advantage Total Return Strategy Fund	359,056,035	1,576,256
PIMCO Fundamental IndexPLUS® TR Fund	8,280,791	48,608
PIMCO Global Advantage® Strategy Bond Fund	61,825,392	723,357
PIMCO High Yield Fund	294,913,761	2,842,969
PIMCO High Yield Spectrum Fund	105,226,125	1,148,017
PIMCO Income Fund	196,115,175	2,423,984
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	141,561,177	1,562,835
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5,809,185	40,548
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,697,057	30,719
PIMCO Investment Grade Corporate Bond Fund	93,827,844	1,043,366
PIMCO Long Duration Total Return Fund	58,604,718	707,359
PIMCO Long-Term Credit Fund	37,863,632	497,149
PIMCO Long-Term U.S. Government Fund	60,726,031	671,023
PIMCO Low Duration Fund	7,355,061	77,302
PIMCO Real Return Asset Fund	10,118,273	99,665
PIMCO Real Return Fund	1,269,641	15,579
PIMCO RealEstateRealReturn Strategy Fund	39,977,010	196,687
PIMCO Senior Floating Rate Fund	101,220,500	1,036,498
PIMCO Short-Term Fund	582,829	5,758
PIMCO Small Cap StocksPLUS® TR Fund	10,899,821	87,744
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	21,959,488	257,146
PIMCO StocksPLUS® Fund	1,316,712	10,981
PIMCO StocksPLUS® Total Return Fund	1,946,051	17,417
PIMCO StocksPLUS® TR Short Strategy Fund	1,234,636,818	4,543,463
PIMCO Total Return Fund	84,908,059	954,367
PIMCO Unconstrained Bond Fund	139,665,195	1,603,356
PIMCO Worldwide Fundamental Advantage TR Strategy Fund	22,667,357	226,900

Total Mutual Funds (Cost $37,988,610)		38,880,413

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	440,000	23,914

Total Exchange-Traded Funds (Cost $23,667)		23,914

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$1,082	1,082

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $1,104. Repurchase proceeds are $1,082.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.2%
PIMCO Short-Term Floating NAV Portfolio	4,947,026	49,505

Total Short-Term Instruments (Cost $50,587)		50,587

Total Investments 134.4% (Cost $38,062,864)		$38,954,914
Other Assets and Liabilities (Net) (34.4%)		(9,974,923)

Net Assets 100.0%		$28,979,991

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$ 38,880,413	$0	$0	$38,880,413
Exchange-Traded Funds	23,914	0	0	23,914
Short-Term Instruments
Repurchase Agreements	0	1,082	0	1,082
Central Funds Used for Cash Management Purposes	49,505	0	0	49,505

	$ 38,953,832	$1,082	$0	$38,954,914

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

(d)	The Fund has entered into a revolving credit agreement with State Street Bank & Trust Company, as agent and a lender in a syndicate of 24 lending banks. Under this agreement, there is a maximum available commitment amount equal to $10,090,500,000. Borrowings under this agreement bear interest at a rate equal to the cost of funding. As of December 31, 2012, the AAAA Fund was paying interest at 1.696% which includes the program facility, upfront and interest fees paid by the Fund in relation to the borrowings. The AAAA Fund’s borrowing activity under the agreement for the period ended December 31, 2012 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Outstanding Principal as of 12/31/2012
$ 8,192,775	$ 8,192,775	$ 106,737	$ 7,182	$ 10,090,500

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	69,734,212	$762,195
PIMCO CommodityRealReturn Strategy Fund®	3,642,587	24,187
PIMCO Convertible Fund	17,784,623	237,069
PIMCO Credit Absolute Return Fund	16,294,996	171,749
PIMCO Diversified Income Fund	112,797,549	1,380,642
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	300,998,170	3,130,381
PIMCO Emerging Local Bond Fund	218,745,724	2,401,828
PIMCO Emerging Markets Bond Fund	86,874,723	1,085,934
PIMCO Emerging Markets Corporate Bond Fund	20,718,128	252,761
PIMCO Emerging Markets Currency Fund	212,726,620	2,244,266
PIMCO EqS Pathfinder Fund®	55,108,141	571,471
PIMCO EqS® Dividend Fund	2,846,751	31,827
PIMCO EqS® Emerging Markets Fund	7,696,802	68,271
PIMCO EqS® Long/Short Fund	11,951,579	112,106
PIMCO Floating Income Fund	235,997,664	2,114,539
PIMCO Foreign Bond Fund (Unhedged)	79,692,848	867,855
PIMCO Fundamental Advantage Total Return Strategy Fund	303,829,370	1,333,811
PIMCO Fundamental IndexPLUS® TR Fund	3,976,207	23,340
PIMCO Global Advantage® Strategy Bond Fund	87,867,126	1,028,045
PIMCO High Yield Fund	208,754,508	2,012,394
PIMCO High Yield Spectrum Fund	89,226,599	973,462
PIMCO Income Fund	269,096,644	3,326,035
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	154,881,505	1,709,892
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,921,056	55,289
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	27,913,462	182,554
PIMCO Investment Grade Corporate Bond Fund	82,611,813	918,643
PIMCO Long Duration Total Return Fund	47,697,406	575,708
PIMCO Long-Term Credit Fund	90,400,849	1,186,963
PIMCO Long-Term U.S. Government Fund	30,342,865	335,289
PIMCO Low Duration Fund	11,710	123
PIMCO Real Return Asset Fund	15,007	148
PIMCO Real Return Fund	138,386	1,698
PIMCO Senior Floating Rate Fund	82,989,465	849,812
PIMCO Short-Term Fund	52,297	517
PIMCO Small Cap StocksPLUS® TR Fund	5,443,404	43,819
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	16,516,415	193,407
PIMCO StocksPLUS® Fund	331,809	2,767
PIMCO StocksPLUS® Total Return Fund	4,107,055	36,758
PIMCO Total Return Fund	41,814,858	469,999
PIMCO Unconstrained Bond Fund	106,734,432	1,225,311
PIMCO Worldwide Fundamental Advantage TR Strategy Fund	26,715,100	267,418

Total Mutual Funds (Cost $30,792,220)		32,210,283

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	540,000	29,349

Total Exchange-Traded Funds (Cost $29,046)		29,349

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	2,743	28

Total Short-Term Instruments (Cost $28)		28

Total Investments 100.1% (Cost $30,821,294)		$32,239,660
Other Assets and Liabilities (Net) (0.1%)		(43,173)

Net Assets 100.0%		$32,196,487

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$ 32,210,283	$0	$0	$32,210,283
Exchange-Traded Funds	29,349	0	0	29,349
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28	0	0	28

	$ 32,239,660	$0	$0	$32,239,660

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

MUNICIPAL BONDS & NOTES 91.3%
CALIFORNIA 91.2%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$312
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	2,038
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.830% due 04/01/2047	2,750	2,752
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	614
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	825	993
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	292
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,551
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,000
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	500	643
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	588
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	806
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	612
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	2,000	2,251
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2029	3,000	3,341
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	311
California Municipal Finance Authority Revenue Bonds, Series 2011
6.000% due 11/01/2026	400	469
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	478
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	955	959
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,242
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	2,000	2,208
5.000% due 05/01/2020	4,000	4,968
California State General Obligation Bonds, Series 2007
5.000% due 08/01/2018	750	863
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,467
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,110
5.000% due 11/01/2019	500	612
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,139
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 06/01/2022	7,000	8,915
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2031	1,200	1,346
5.125% due 10/01/2031	3,000	3,384
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	750	838
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,144
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,175	1,177
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,009
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	640
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.125% due 05/15/2031	4,000	4,437
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,131
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	270	321
Capistrano Unified School District, California Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	711
5.375% due 09/01/2017	800	812

Contra Costa Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2027	110	134
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	273
Corona Utility Authority, California Revenue Bonds, Series 2012
5.000% due 09/01/2029	1,740	2,091
East Bay Municipal Utility District, California Revenue Notes, Series 2012
5.000% due 06/01/2022	4,600	5,910
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,245
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	152
5.000% due 04/01/2016	150	168
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,287
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	840
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	2,000	2,090
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,550	1,715
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,150
5.250% due 11/15/2019	500	577
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	236
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	258
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,713
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,168
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	747
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	294
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	800
Los Angeles Department of Water & Power, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,023
Los Angeles Municipal Improvement Corp. California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	286
Los Angeles Wastewater System, California Revenue Bonds, Series 2010
5.000% due 06/01/2022	500	609
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,500	3,174
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,176
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	3,435	4,274
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,715
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	954
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	666
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	282
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,198
Ohlone Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2031	3,000	3,473
Palomar Pomerado Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	1,109
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	291
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,238
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	128
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	221
5.000% due 08/01/2037	700	809
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,135
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	255
Sacramento Municipal Utility District, California Revenue Bonds, Series 1983
9.000% due 04/01/2013	130	133
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	6,054
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,799
5.000% due 02/01/2026	1,535	1,813

San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,528
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,378
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	939
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,397
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	585
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,055
San Fernando Redevelopment Agency, California Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,461
San Francisco Community College District, California General Obligation Bonds, Series 2010
5.000% due 06/15/2028	150	174
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,643
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	58
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,233
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,147
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,019
San Jose Redevelopment Agency, California Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,100
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	858
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2008
5.000% due 07/15/2036	225	260
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	377
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,183
Santaluz Community Facilities District No. 2, California Special Tax Bonds, Series 2011
5.000% due 09/01/2028	830	885
5.000% due 09/01/2029	715	761
5.100% due 09/01/2030	465	496
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,472
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,525
5.000% due 03/01/2026	50	60
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	461
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,640	1,683
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	401
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,305
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,417
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,206
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,142

		154,356

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	180	201

Total Municipal Bonds & Notes (Cost $145,898)		154,557

SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS 7.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	12,061	12,061

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $12,305. Repurchase proceeds are $12,061.)
Total Short-Term Instruments (Cost $12,061)		12,061

Total Investments 98.4% (Cost $157,959)		$166,618
Other Assets and Liabilities (Net) 1.6%		2,667

Net Assets 100.0%		$169,285

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $124 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	30	$56

(b)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $693 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 8,000	$43	$(200)

(c)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$1,900	$33	$44	$(11)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	4,000	67	98	(31)

						$100	$142	$(42)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$154,356	$0	$154,356
New Jersey	0	201	0	201
Short-Term Instruments
Repurchase Agreements	0	12,061	0	12,061
	$0	$166,618	$0	$166,618

Financial Derivative Instruments - Assets
Interest Rate Contracts	$56	$0	$0	$56

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(42)	0	(42)
Interest Rate Contracts	0	(200)	0	(200)

	$0	$(242)	$0	$(242)

Totals	$56	$166,376	$0	$166,432

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 84.2%
CALIFORNIA 84.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$211
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	109
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.250% due 03/01/2041	190	209
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2042	130	147
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2012
5.000% due 04/01/2042	175	192
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	154
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	200	226
5.000% due 04/01/2042	100	112
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	208
El Dorado Irrigation District-El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	115
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	137
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	114
Long Beach, California Revenue Bonds, Series 2010
5.000% due 06/01/2040	100	108
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	187
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	200	223
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	100	115
Los Angeles Wastewater System, California Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	124
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	178
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	147
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2042	125	144
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	113
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	115
San Francisco Community College District, California General Obligation Bonds, Series 2010
5.000% due 06/15/2028	130	151
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	204
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2008
5.000% due 07/15/2036	225	260
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	116
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	203
Santa Maria, California Water & Wastewater Revenue Bonds, Series 2012
5.000% due 02/01/2036	200	222
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	179
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	113
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	150

Total Municipal Bonds & Notes (Cost $4,896)		4,986

SHORT-TERM INSTRUMENTS 14.6%
REPURCHASE AGREEMENTS 14.6%
State Street Bank and Trust Co.
0.010% due 01/02/2013	865	865
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $884. Repurchase proceeds are $865.)

Total Short-Term Instruments (Cost $865)	865

Total Investments 98.8% (Cost $5,761)	$5,851
Other Assets and Liabilities (Net) 1.2%	71

Net Assets 100.0%	$5,922

Notes to Schedule of Investments (amounts in thousands):

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$4,986	$0	$4,986
Short-Term Instruments
Repurchase Agreements	0	865	0	865
	$0	$5,851	$0	$5,851

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 95.6%
CALIFORNIA 94.5%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$555
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	113
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.830% due 04/01/2047	5,000	5,003
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.041% due 04/01/2045	3,200	3,223
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	110
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 06/01/2013	800	812
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2013	250	253
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	155
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2013	460	467
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	528
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	544
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	51
5.000% due 04/01/2013	175	177
California Educational Facilities Authority Revenue Notes, Series 2010
0.930% due 10/01/2015	3,445	3,463
2.000% due 02/01/2013	165	165
4.000% due 02/01/2014	250	260
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	1,145	1,214
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	306
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,072
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	262
5.000% due 08/15/2014	350	374
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	767
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,169
California Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,171
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,975	2,047
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	787
California Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 05/15/2013	415	419
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	353
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.110% due 11/01/2026	3,200	3,200
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,537
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	750	795
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2012
3.000% due 04/01/2014	1,500	1,540
California State Department of Water Resources Revenue Notes, Series 2010
4.000% due 05/01/2014	2,600	2,724
5.000% due 05/01/2013	305	310
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2013	4,000	4,063
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	205
4.000% due 09/01/2014	220	231
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	86
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,537
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	493

California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	637
5.000% due 07/01/2018	750	906
5.000% due 07/01/2019	80	98
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	515
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,722
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	165
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	307
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	446
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	765
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,696
4.000% due 03/01/2014	3,630	3,769
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,450
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	88
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	286
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,026
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,096
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.110% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	788
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2014	2,330	2,476
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	163
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	869
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	712
5.000% due 04/01/2013	4,510	4,562
5.000% due 06/15/2013	4,040	4,126
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	411
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,169
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	508
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2013	500	498
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	138
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2013	200	202
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
4.000% due 10/01/2017	250	274
4.000% due 10/01/2019	100	111
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.511% due 03/01/2034	5,000	5,006
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
3.000% due 03/01/2015	2,290	2,419
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	261
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	985
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	161
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	649
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	450
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	500	497
0.000% due 06/01/2014	1,345	1,316
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 04/01/2013	535	538
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	797
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2014	500	511
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2013	700	715
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	314

Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	162
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,208
5.000% due 06/01/2043	100	102
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	102
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,772
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	817
5.500% due 06/01/2043	2,655	2,712
6.250% due 06/01/2033	3,865	3,959
6.625% due 06/01/2040	2,020	2,073
7.875% due 06/01/2042	105	108
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	115	114
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 09/01/2013	225	231
Industry, California General Obligation Notes, Series 2009
5.000% due 07/01/2013	750	767
Irvine, California Special Assessment Bonds, Series 1994
0.100% due 09/02/2020	203	203
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,217
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	196
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	552
4.000% due 11/01/2017	250	279
Long Beach, California Harbor Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,028
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2013	110	112
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
3.000% due 07/01/2013	2,910	2,950
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
2.000% due 07/01/2014	2,000	2,049
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	589
Los Angeles Department of Airports, California Revenue Notes, Series 2009
5.000% due 05/15/2013	250	254
Los Angeles Department of Airports, California Revenue Notes, Series 2010
3.000% due 05/15/2013	690	697
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	512
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	11,500	12,867
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,119
Los Angeles Municipal Improvement Corp. California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,025
Los Angeles Solid Waste Resources, California Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	251
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,151
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.750% due 01/01/2028	4,000	4,089
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	228
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,320
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	106
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,155
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	149
Metropolitan Water District of Southern California Revenue Bonds, Series 2011
0.280% due 07/01/2036	1,500	1,500
Mission Viejo Community Development Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/01/2013	530	538
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	283
5.000% due 07/01/2017	200	232
5.000% due 07/01/2018	250	296
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,486
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,898
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,507
Norco Redevelopment Agency, California Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	125
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	447

Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,879
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	897
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	51
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,943
Ocean View School District/Orange County, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 03/01/2013	300	302
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	163
4.000% due 08/01/2016	200	223
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	940
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	502
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	266
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	733
Orange County, California Sanitation District Certificates of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	90
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	102
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	300	324
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	101
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	165
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	128
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	535
Riverside, California Electric Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,064
Roseville Electric System Revenue, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,067
Roseville Finance Authority, California Revenue Notes, Series 2010
2.000% due 02/01/2013	330	330
Sacramento County, California Airport System Revenue Notes, Series 2009
5.000% due 07/01/2013	500	511
Sacramento County, California Airport System Revenue Notes, Series 2010
2.000% due 07/01/2013	300	302
3.000% due 07/01/2016	995	1,056
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 08/01/2013	300	305
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,058
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,430
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,305
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,015
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	150	152
3.000% due 07/01/2014	400	414
3.000% due 07/01/2015	600	627
4.000% due 07/01/2014	700	735
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	686
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,154
San Francisco Unified School District, California General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,322
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Notes, Series 2010
3.000% due 05/01/2016	300	321
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.120% due 04/01/2030	740	740
San Francisco, California City & County General Obligation Notes, Series 2009
5.000% due 06/15/2017	2,305	2,716
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2016	5,000	5,731
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	485
San Francisco, California State Building Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	2,004
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,524
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,258
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	286

San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	159
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	999
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	197
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.110% due 04/01/2036	705	705
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	170
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2012
5.000% due 02/01/2017	2,000	2,342
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	241
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	224
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,170	2,238
South Coast Water District Financing Authority, California Revenue Notes, Series 2010
3.000% due 02/01/2013	100	100
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	129
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	268
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	2,700	2,783
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2014	750	791
4.000% due 07/01/2015	1,165	1,262
5.000% due 07/01/2014	700	748
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,083
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,313
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	524
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,569
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.818% due 05/15/2030	1,000	847
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	50
5.000% due 05/15/2016	810	902
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	287
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	101
5.000% due 05/15/2016	215	245
University of California Revenue Notes, Series 2009
5.000% due 05/15/2013	265	269
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	503
3.000% due 05/15/2014	500	518
5.000% due 05/15/2016	1,000	1,140
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	543
West Hollywood Public Financing Authority, California Revenue Notes, Series 2009
5.000% due 02/01/2013	1,145	1,149
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2013	350	355

		230,572

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	763

PENNSYLVANIA 0.4%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	908

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	550	557

U.S. VIRGIN ISLANDS 0.2%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	407

Total Municipal Bonds & Notes (Cost $231,609)		233,207

SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS 3.7%
State Street Bank and Trust Co.
0.010% due 01/02/2013	9,028	9,028

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $9,211. Repurchase proceeds are $9,028.)
SHORT-TERM NOTES 0.2%
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2013	500	504

Total Short-Term Instruments (Cost $9,533)		9,532

Total Investments 99.5% (Cost $241,142)		$242,739
Other Assets and Liabilities (Net) 0.5%		1,117

Net Assets 100.0%		$243,856

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$230,572	$0	$230,572
New York	0	763	0	763
Pennsylvania	0	908	0	908
Puerto Rico	0	557	0	557
U.S. Virgin Islands	0	407	0	407
Short-Term Instruments
Repurchase Agreements	0	9,028	0	9,028
Short-Term Notes	0	504	0	504

	$0	$242,739	$0	$242,739

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Short Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 13.0%
BANKING & FINANCE 13.0%
Dexia Credit Local S.A.
0.711% due 03/05/2013		$150	$150
NIBC Bank NV
0.691% due 12/02/2014		150	150
SLM Corp. CPI Linked Bond
3.741% due 12/15/2014		84	84
3.791% due 06/15/2015		22	22
Stadshypotek AB
0.861% due 09/30/2013		100	100
Stone Street Trust
5.902% due 12/15/2015		100	109

Total Corporate Bonds & Notes (Cost $600)			615

U.S. GOVERNMENT AGENCIES 33.3%
Fannie Mae
0.000% due 10/09/2019		100	88
0.640% due 10/25/2036		105	106
2.700% due 03/28/2022		100	100
Freddie Mac
0.589% due 07/15/2036		123	124
0.659% due 09/15/2042		99	100
0.809% due 12/15/2037		60	60
3.000% due 08/01/2019		900	914
NCUA Guaranteed Notes
0.773% due 12/08/2020		83	84

Total U.S. Government Agencies (Cost $1,574)			1,576

U.S. TREASURY OBLIGATIONS 8.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016		209	220
U.S. Treasury Notes
0.250% due 05/31/2014		200	200

Total U.S. Treasury Obligations (Cost $420)			420

MORTGAGE-BACKED SECURITIES 0.9%
Wells Fargo Mortgage-Backed Securities Trust
5.154% due 06/25/2033		43	43

Total Mortgage-Backed Securities (Cost $42)			43

ASSET-BACKED SECURITIES 12.9%
BlueMountain CLO Ltd.
0.548% due 11/15/2017		240	238
Driver One GmbH
0.810% due 02/21/2017	EUR	48	64
Fore CLO Ltd.
0.564% due 07/20/2019		$250	242
SLM Student Loan Trust
1.815% due 04/25/2023		64	67

Total Asset-Backed Securities (Cost $615)			611

SOVEREIGN ISSUES 2.7%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	100	129

Total Sovereign Issues (Cost $126)			129

SHORT-TERM INSTRUMENTS 64.9%
CERTIFICATES OF DEPOSIT 6.3%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$200	200
Dexia Credit Local S.A.
1.700% due 09/06/2013		100	100

			300

COMMERCIAL PAPER 15.8%
DCP Midstream LLC
0.470% due 01/11/2013		250	250

Enterprise Products Operating LLC
0.450% due 01/23/2013	250	250
Kansas City Power & Light Co.
0.450% due 01/22/2013	250	250

		750

REPURCHASE AGREEMENTS 25.4%
Barclays, Inc.
0.230% due 01/02/2013	500	500
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Index 3.875% due 04/15/2029 valued at $509. Repurchase proceeds are $ 500.)
Credit Suisse Securities (USA) LLC
0.220% due 01/02/2013	100	100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $103. Repurchase proceeds are $ 100)
0.230% due 01/02/2013	100	100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $103. Repurchase proceeds are $ 100)
JPMorgan Securities, Inc.
0.250% due 01/02/2013	200	200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $204. Repurchase proceeds are $ 200.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	301	301
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $311. Repurchase proceeds are $ 301.)

		1,201

SHORT-TERM NOTES 14.8%
Freddie Mac
0.142% due 03/05/2013	200	200
0.162% due 02/19/2013 - 02/25/2013	300	300
0.178% due 02/25/2013	200	200

		700

U.S. TREASURY BILLS 2.4%
0.155% due 05/02/2013 (d)	113	113

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 0.2%
PIMCO Short-Term Floating NAV Portfolio	531	5
PIMCO Short-Term Floating NAV Portfolio III	241	3

		8

Total Short-Term Instruments (Cost $3,072)		3,072

PURCHASED OPTIONS (g) 0.0%
(Cost $7)		1

Total Investments 136.6% (Cost $6,456)		$6,467
Written Options (h) (0.0%) (Premiums $7)		(1)
Other Assets and Liabilities (Net) (36.6%)		(1,731)

Net Assets 100.0%		$4,735

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $1,509 at a weighted average interest rate of 0.355%.

(d)	Securities with an aggregate market value of $61 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Corn December Futures	Short	12/2013	2	$4
Euro-Mill Wheat November Futures	Long	11/2013	7	(10)
Soybean March Futures	Short	03/2013	1	2
Soybean November Futures	Long	11/2013	2	(3)
Wheat December Futures	Short	12/2013	2	8
Wheat July Futures	Long	07/2013	1	(5)
Wheat May Futures	Short	05/2013	1	7

				$3

(e)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $22 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$400	$(1)	$(1)

(f)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	MYC	(3.000%	)	12/20/2013	0.452%	EUR	150	$(5)	$0	$(5)
American International Group, Inc.	GST	(1.000%	)	12/20/2015	0.776%		$100	(1)	11	(12)

								$(6)	$11	$(17)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK	EUR 100	$1	$0	$1

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	17,700	3-Month U.S. Treasury Bill rate plus a specified spread	$5,003	02/15/2013	GLM	$(50)
Pay	DJUBSTR Index	37,131	3-Month U.S. Treasury Bill rate plus a specified spread	10,494	02/15/2013	GLM	105
Receive	CSCUS1TR Index	6,749	3-Month U.S. Treasury Bill rate plus a specified spread	2,450	02/15/2013	JPM	(21)
Pay	CSCUS1TR Index	5,012	3-Month U.S. Treasury Bill rate plus a specified spread	1,820	02/15/2013	JPM	16
Receive	DJUBSF1T Index	3,709	3-Month U.S. Treasury Bill rate plus a specified spread	1,929	02/15/2013	JPM	(20)
Pay	DJUBSF1T Index	2,771	3-Month U.S. Treasury Bill rate plus a specified spread	1,441	02/15/2013	JPM	15
Receive	DJUBSF3T Index	444	3-Month U.S. Treasury Bill rate plus a specified spread	268	02/15/2013	JPM	0
Pay	DJUBSF3T Index	199	3-Month U.S. Treasury Bill rate plus a specified spread	120	02/15/2013	JPM	0
Receive	DJUBSTR Index	39,139	3-Month U.S. Treasury Bill rate plus a specified spread	11,062	02/15/2013	JPM	(110)
Receive	DJUBSTR Index	1,284	3-Month U.S. Treasury Bill rate plus a specified spread	363	02/15/2013	MYC	(1)
Pay	DJUBSTR Index	42,568	3-Month U.S. Treasury Bill rate plus a specified spread	12,031	02/15/2013	MYC	119

							$53

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	JPM	$10	$(1)	$0	$(1)
Receive	LME Nickel May Futures	0.107	05/01/2013	DUB	10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM	60	2	0	2
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM	80	3	0	3
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST	20	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST	30	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC	20	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST	10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST	10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.035	11/27/2013	SOG	120	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.036	11/29/2013	GST	50	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM	10	0	0	0
Receive	London Platinum Market Fixing Ltd. PM	0.068	05/24/2013	GST	10	0	0	0
Receive	London Platinum Market Fixing Ltd. PM	0.074	05/31/2013	GST	10	0	0	0
Receive	London Silver Market Fixing Ltd.	0.087	11/27/2013	SOG	40	0	0	0
Receive	London Silver Market Fixing Ltd.	0.088	11/27/2013	SOG	40	0	0	0
Receive	London Silver Market Fixing Ltd.	0.090	11/29/2013	GST	30	0	0	0
Pay	NYMEX WTI Crude June Futures	0.109	05/16/2013	DUB	10	0	0	0
Pay	S&P 500 Index	0.041	02/15/2013	BRC	20	0	0	0
Pay	S&P 500 Index	0.073	12/20/2013	GST	100	3	0	3

						$11	$0	$11

(g)	Purchased options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	$100	$7	$1

(h)	Written options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	$100	$7	$(1)

(i)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	60		$78	BOA	$0	$(1)	$(1)
01/2013		190		251	BPS	0	0	0
01/2013		100		131	DUB	0	(1)	(1)
01/2013		92		119	FBF	0	(2)	(2)
01/2013		257		340	UAG	2	(1)	1
01/2013		$572	EUR	442	BPS	11	0	11
01/2013		4		3	BRC	0	0	0
01/2013		132		100	HUS	0	0	0
02/2013	EUR	13		$17	BRC	0	0	0
02/2013		285		376	UAG	0	(1)	(1)
02/2013		$251	EUR	190	BPS	0	0	0
02/2013		249		187	UAG	0	(2)	(2)

						$13	$(8)	$5

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$615	$0	$615
U.S. Government Agencies	0	1,492	84	1,576
U.S. Treasury Obligations	0	420	0	420
Mortgage-Backed Securities	0	43	0	43
Asset-Backed Securities	0	611	0	611
Sovereign Issues	0	129	0	129
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Commercial Paper	0	750	0	750
Repurchase Agreements	0	1,201	0	1,201
Short-Term Notes	0	700	0	700
U.S. Treasury Bills	0	113	0	113
Central Funds Used for Cash Management Purposes	8	0	0	8
Purchased Options
Commodity Contracts	0	1	0	1
	$8	$6,375	$84	$6,467

Financial Derivative Instruments - Assets
Commodity Contracts	20	234	0	254
Equity Contracts	0	34	0	34
Foreign Exchange Contracts	0	13	0	13
Interest Rate Contracts	0	1	0	1
	$20	$282	$0	$302

Financial Derivative Instruments - Liabilities
Commodity Contracts	(18)	(204)	0	(222)
Credit Contracts	0	(17)	0	(17)
Foreign Exchange Contracts	0	(8)	0	(8)
Interest Rate Contracts	0	(1)	0	(1)

	$(18)	$(230)	$0	$(248)

Totals	$10	$6,427	$84	$6,521

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
U.S. Government Agencies	$90	$0	$(6)	$0	$0	$0	$0	$0	$84	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$84	Third Party Vendor	Broker Quote	100.50

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
4.000% due 07/01/2018		$2,955	$2,991

Total Bank Loan Obligations (Cost $2,949)			2,991

CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 6.2%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		794	833
American Express Bank FSB
5.500% due 04/16/2013		500	507
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,027
3.750% due 11/30/2013		9,500	9,748
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,000	3,080
Banco do Brasil S.A.
3.058% due 07/02/2014		4,000	4,041
4.500% due 01/22/2015		900	955
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,115
Banco Santander Brasil S.A.
2.408% due 03/18/2014		9,900	9,868
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		9,600	9,644
Citigroup, Inc.
6.000% due 12/13/2013		2,760	2,893
6.500% due 08/19/2013		2,000	2,069
7.375% due 06/16/2014	EUR	1,100	1,589
Commonwealth Bank of Australia
1.038% due 03/17/2014		$5,900	5,939
2.900% due 09/17/2014		1,000	1,042
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,239
Dexia Credit Local S.A.
0.711% due 03/05/2013		4,000	3,994
0.793% due 04/29/2014		2,000	1,974
2.750% due 04/29/2014		1,000	1,021
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,646
8.125% due 01/21/2014		500	538
FMS Wertmanagement AoR
2.250% due 07/14/2014	EUR	300	409
Goldman Sachs Group, Inc.
0.541% due 05/18/2015		4,000	5,181
1.312% due 02/07/2014		$5,000	5,016
4.750% due 07/15/2013		5,000	5,105
HSBC Bank PLC
1.625% due 07/07/2014		13,800	14,067
HSBC Finance Corp.
0.590% due 01/15/2014		18,000	17,950
ING Bank NV
3.900% due 03/19/2014		1,700	1,768
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,290
Korea Development Bank
4.375% due 08/10/2015		400	433
8.000% due 01/23/2014		500	537
Macquarie Bank Ltd.
3.300% due 07/17/2014		1,900	1,984
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	5,600	7,344
0.655% due 07/22/2014		10,000	13,082
5.450% due 02/05/2013		$3,000	3,013
Morgan Stanley
0.520% due 03/01/2013	EUR	2,300	3,036
1.916% due 01/24/2014		$15,800	15,906
2.810% due 05/14/2013		2,200	2,215
New York Life Global Funding
0.304% due 12/20/2013	EUR	800	1,048
NIBC Bank NV
0.691% due 12/02/2014		$7,050	7,032
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,442
Pacific Life Global Funding
5.150% due 04/15/2013		500	507

Royal Bank of Scotland Group PLC
5.250% due 05/15/2013	EUR	1,500	2,013
Royal Bank of Scotland NV
1.011% due 03/09/2015		$2,000	1,903
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	439
SLM Corp.
5.050% due 11/14/2014		9,700	10,230
Stadshypotek AB
0.861% due 09/30/2013		4,400	4,412
Wachovia Bank N.A.
0.693% due 11/03/2014		2,027	2,022
Waha Aerospace BV
3.925% due 07/28/2020		1,600	1,738
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	35,743

			246,627

INDUSTRIALS 0.3%
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,281
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,787
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		426	480
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	319
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	580
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	650
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	420
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,554
Rohm & Haas Co.
5.600% due 03/15/2013		1,030	1,040
UnitedHealth Group, Inc.
4.875% due 04/01/2013		1,000	1,011

			10,122

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		200	210
BP Capital Markets PLC
3.625% due 05/08/2014		1,900	1,978
5.250% due 11/07/2013		4,000	4,163
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	229
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,895
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,100	2,253
Petroleos Mexicanos
4.875% due 03/15/2015		400	433
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		500	540
TNK-BP Finance S.A.
6.250% due 02/02/2015		400	431
7.500% due 03/13/2013		500	507

			12,639

Total Corporate Bonds & Notes (Cost $264,320)			269,388

U.S. GOVERNMENT AGENCIES 27.4%
Fannie Mae
0.000% due 10/09/2019		119,311	104,600
0.625% due 10/30/2014		50,000	50,334
0.640% due 09/25/2041		34,295	34,570
0.660% due 08/25/2037		5,107	5,163
0.760% due 02/25/2042		89,462	90,481
0.800% due 02/13/2015		95,200	95,861
0.810% due 01/25/2042		42,729	43,084
0.890% due 02/25/2041		2,371	2,394
2.500% due 05/01/2027 - 01/01/2028		72,412	75,797
2.700% due 03/28/2022		223,750	224,834
6.000% due 04/18/2036		5,995	7,011
Freddie Mac
0.000% due 03/15/2015		10,041	9,875
0.500% due 02/24/2015		19,000	19,036
0.550% due 02/13/2015		99,075	99,460
0.589% due 07/15/2036		1,228	1,236
0.659% due 05/15/2032 - 09/15/2042		58,881	59,162

0.709% due 02/15/2042	57,400	57,882
0.809% due 12/15/2037	5,983	6,051
0.829% due 10/15/2037	10,451	10,569
1.125% due 01/13/2016	38,545	38,856
2.500% due 10/02/2019	23,700	24,542
3.000% due 08/01/2019	13,125	13,327
Ginnie Mae
1.678% due 10/16/2053 (a)	10,396	918
NCUA Guaranteed Notes
0.773% due 12/08/2020	1,753	1,762
Overseas Private Investment Corp.
0.000% due 06/10/2018	500	726
Small Business Administration
4.504% due 02/10/2014	23	24
4.840% due 05/01/2025	639	717
5.160% due 02/01/2028	252	290
5.310% due 05/01/2027	687	791
5.490% due 03/01/2028	234	271
5.510% due 11/01/2027	231	267
5.820% due 06/01/2026	676	785
6.020% due 08/01/2028	118	138
6.770% due 11/01/2028	687	811
8.500% due 01/01/2015	87	91

Total U.S. Government Agencies (Cost $1,076,180)		1,081,716

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	50,197	52,872
1.875% due 07/15/2015 (f)	2,497	2,724
2.000% due 07/15/2014 (f)	11,658	12,306
U.S. Treasury Notes
0.125% due 08/31/2013	8,600	8,599
0.125% due 09/30/2013	26,500	26,497
0.125% due 09/30/2013 (f)	182	182
0.125% due 12/31/2013	20,000	19,991
0.250% due 10/31/2013	123,553	123,649
0.250% due 11/30/2013	71,400	71,453
0.250% due 05/31/2014 (g)(h)	149,200	149,293
0.375% due 07/31/2013	10,110	10,126
0.500% due 10/15/2013	4,400	4,412
0.500% due 11/15/2013	91,700	91,969
0.750% due 12/15/2013	6,191	6,225

Total U.S. Treasury Obligations (Cost $579,587)		580,298

MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust
3.373% due 07/25/2035	1,371	1,149
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049	42	42
5.625% due 04/10/2049	500	587
5.685% due 06/10/2049	42	42
Banc of America Funding Corp.
5.447% due 05/20/2036	2,508	2,408
Banc of America Large Loan Trust
0.719% due 08/15/2029	129	128
0.959% due 08/15/2029	1,100	1,083
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	133	133
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	24,241	24,530
2.673% due 04/25/2034	1,171	1,157
3.074% due 01/25/2035	1,726	1,640
3.078% due 03/25/2035	2,620	2,644
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	280	185
Chase Mortgage Finance Corp.
3.010% due 02/25/2037	790	787
4.625% due 02/25/2034	54	54
5.500% due 12/25/2022	1,372	1,412
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035	3,852	3,718
2.570% due 11/25/2035	1,037	1,000
5.324% due 08/25/2035	2,984	2,991
Commercial Mortgage Pass-Through Certificates
0.309% due 12/15/2020	278	276
2.365% due 02/10/2029	5,400	5,679
Countrywide Home Loan Mortgage Pass-Through Trust
2.913% due 11/20/2034	1,771	1,756
Credit Suisse First Boston Mortgage Securities Corp.
2.707% due 04/25/2034	186	189
Credit Suisse Mortgage Capital Certificates
0.379% due 10/15/2021	3,362	3,294

Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035		5,000	5,112
European Loan Conduit
0.342% due 05/15/2019	EUR	1,041	1,295
First Horizon Alternative Mortgage Securities
2.566% due 04/25/2035		$1,519	1,362
Fosse Master Issuer PLC
1.725% due 10/18/2054		4,223	4,284
German Residential Asset Note Distributor PLC
0.445% due 07/20/2016	EUR	6,546	8,502
Granite Master Issuer PLC
0.290% due 12/20/2054		1,134	1,475
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		$1,325	1,350
GS Mortgage Securities Corp.
1.456% due 03/06/2020		8,000	8,013
2.006% due 03/06/2020		2,700	2,706
3.849% due 12/10/2043		5,416	5,910
GSR Mortgage Loan Trust
2.621% due 11/25/2035		1,857	1,831
2.654% due 09/25/2035		7,649	7,778
2.660% due 09/25/2035		31,640	31,873
Harborview Mortgage Loan Trust
0.520% due 11/19/2035		2,075	1,552
0.551% due 06/20/2035		1,372	1,260
Indymac Mortgage Loan Trust
4.923% due 11/25/2035		1,583	1,536
JPMorgan Mortgage Trust
4.838% due 04/25/2035		324	327
5.279% due 07/25/2035		1,253	1,260
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		1,500	1,559
Mellon Residential Funding Corp.
0.949% due 09/15/2030		487	464
Merrill Lynch Floating Trust
0.751% due 07/09/2021		11,987	11,941
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		199	197
2.420% due 10/25/2035		240	239
2.499% due 12/25/2034		520	530
5.505% due 05/25/2036		241	239
Merrill Lynch Mortgage Investors, Inc.
2.583% due 06/25/2035		1,787	1,763
5.250% due 08/25/2036		8,300	8,576
Morgan Stanley Capital Trust
5.610% due 04/15/2049		824	851
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,630	1,703
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045		1,000	1,174
RBSSP Resecuritization Trust
2.590% due 07/26/2045		4,884	5,013
2.640% due 12/26/2036		538	542
Residential Accredit Loans, Inc. Trust
0.510% due 01/25/2035		1,544	1,440
Structured Adjustable Rate Mortgage Loan Trust
2.706% due 06/25/2034		3,714	3,718
Thornburg Mortgage Securities Trust
5.710% due 07/25/2036		43,996	44,245
5.800% due 03/25/2037		10,998	10,223
6.108% due 09/25/2037		23,725	24,362
Vornado DP LLC Trust
2.970% due 09/13/2028		1,617	1,723
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		1,755	1,728
5.012% due 12/15/2035		928	953
5.275% due 11/15/2048		38	38
5.732% due 06/15/2049		311	320
WaMu Mortgage Pass-Through Certificates
0.470% due 11/25/2045		9,026	8,420
0.500% due 10/25/2045		15,503	14,810
1.235% due 01/25/2046		2,151	2,027
2.472% due 10/25/2035		10,600	9,933
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/2034		165	165
2.685% due 03/25/2035		1,156	1,175
5.000% due 03/25/2036		158	160
5.154% due 06/25/2033		213	214
5.233% due 05/25/2035		320	322
5.500% due 12/25/2035		389	392

5.572% due 04/25/2036		3,150	3,122

Total Mortgage-Backed Securities (Cost $292,934)			308,591

ASSET-BACKED SECURITIES 5.3%
AIMCO CLO
0.569% due 10/20/2019		9,834	9,601
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		695	689
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		7,158	6,593
Avalon Capital Ltd.
0.582% due 02/24/2019		883	872
Avenue CLO Fund Ltd.
0.660% due 02/15/2017		12,027	11,983
Black Diamond CLO Delaware Corp.
0.559% due 06/20/2017		438	437
BlueMountain CLO Ltd.
0.548% due 11/15/2017		17,724	17,604
Callidus Debt Partners CLO Fund Ltd.
0.590% due 04/17/2020		421	416
Centurion CDO Ltd.
0.683% due 01/30/2016		403	402
Citibank Omni Master Trust
2.959% due 08/15/2018		21,300	22,166
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		27	29
Countrywide Asset-Backed Certificates
0.600% due 11/25/2034		1,207	1,153
Duane Street CLO Ltd.
0.562% due 11/08/2017		434	431
EFS Volunteer LLC
1.165% due 10/26/2026		1,218	1,217
Euro-Galaxy CLO BV
0.444% due 10/23/2021	EUR	2,400	3,079
Fore CLO Ltd.
0.564% due 07/20/2019		$45,150	43,746
Four Corners CLO
0.580% due 01/26/2020		9,743	9,572
Franklin CLO Ltd.
0.568% due 06/15/2018		1,812	1,764
Galaxy CLO Ltd.
0.569% due 04/17/2017		910	905
Gallatin CLO Ltd.
0.560% due 08/15/2017		1,474	1,457
Gulf Stream Compass CLO Ltd.
0.700% due 07/15/2016		11	11
Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	1,809	2,336
Harvest CLO S.A.
0.936% due 03/29/2017		111	146
Katonah Ltd.
0.629% due 09/20/2016		$188	188
LCM Ltd.
0.540% due 03/21/2019		554	536
Long Beach Mortgage Loan Trust
0.760% due 06/25/2035		1,590	1,556
Magi Funding PLC
0.671% due 04/11/2021	EUR	393	505
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		$3,965	3,985
Morgan Stanley ABS Capital
1.065% due 03/25/2034		5,784	5,168
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		1,268	1,253
Nelnet Student Loan Trust
1.095% due 07/27/2048		3,577	3,606
North Carolina State Education Assistance Authority
1.010% due 07/25/2039		14,693	14,856
Oak Hill Credit Partners
0.561% due 05/17/2021		1,172	1,159
Panhandle-Plains Higher Education Authority, Inc.
0.808% due 10/01/2018		2,193	2,191
Park Place Securities, Inc.
0.860% due 10/25/2034		200	200
0.930% due 03/25/2035		1,000	814
Sagamore CLO Ltd.
0.880% due 10/15/2015		769	767
SLM Student Loan Trust
0.315% due 07/25/2017		440	439
0.425% due 04/25/2017		221	220
0.815% due 10/25/2017		663	666
1.600% due 12/15/2016		50	50
1.815% due 04/25/2023		15,011	15,661
2.129% due 08/15/2016		37	37

3.500% due 08/17/2043		3,629	3,512
Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019		11,624	11,474
Venture CDO Ltd.
0.549% due 01/20/2022		3,400	3,264
Whitney CLO Ltd.
0.601% due 03/01/2017		428	428
Wind River CLO Ltd.
0.639% due 12/19/2016		358	355

Total Asset-Backed Securities (Cost $206,732)			209,499

SOVEREIGN ISSUES 2.7%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	7,600	9,789
4.305% due 03/06/2014		10,000	13,227
Instituto de Credito Oficial
1.934% due 03/25/2014		13,700	17,692
Kommunalbanken A/S
0.690% due 03/27/2017		$16,800	16,915
1.375% due 06/08/2017		1,900	1,937
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,625
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	6,500	8,802
Spain Government International Bond
3.750% due 10/31/2015	EUR	26,300	34,985

Total Sovereign Issues (Cost $104,305)			104,972

SHORT-TERM INSTRUMENTS 36.4%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bradesco S.A.
1.955% due 01/24/2013		$5,000	5,003
Dexia Credit Local S.A.
1.700% due 09/06/2013		25,500	25,530

			30,533

COMMERCIAL PAPER 3.3%
Amcor Ltd.
0.420% due 01/25/2013		8,400	8,398
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		22,600	22,242
DCP Midstream LLC
0.470% due 01/11/2013		600	600
Enbridge Energy Partners
0.430% due 01/18/2013		8,400	8,398
Enterprise Products Operating LLC
0.450% due 01/23/2013		5,050	5,049
Holcim U.S. Finance SARL & Cie S.C.S.
0.540% due 03/13/2013		3,600	3,597
Kansas City Power & Light Co.
0.450% due 01/22/2013		4,950	4,949
Kinder Morgan
0.430% due 01/11/2013		2,900	2,900
NextEra Energy Capital Holdings, Inc.
0.420% due 01/07/2013		4,950	4,950
Nissan Motor Acceptance Corporation
0.450% due 01/28/2013		18,100	18,094
Northeast Utilities
0.430% due 01/02/2013		2,900	2,900
Santander S.A.
2.200% due 04/02/2013		13,800	13,761
Standard Chartered Bank
0.950% due 09/26/2013		22,300	22,207
Straight-A Funding LLC
0.180% due 02/19/2013		10,600	10,597
Virginia Electric & Power Co.
0.430% due 01/22/2013		1,700	1,700

			130,342

REPURCHASE AGREEMENTS 3.2%
Banc of America Securities LLC
0.230% due 01/02/2013		1,900	1,900
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2014 valued at $1,938. Repurchase proceeds are $1,900.)
Barclays, Inc.
0.230% due 01/02/2013		4,100	4,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Index 3.875% due 04/15/2029 valued at $4,169. Repurchase proceeds are $4,100.)

JPMorgan Securities, Inc.
0.250% due 01/02/2013		20,100	20,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% - 2.375% due 10/31/2014 - 06/30/2016 valued at $20,541. Repurchase proceeds are $20,100.)
RBS Securities, Inc.
0.240% due 01/02/2013		50,000	50,000
(Dated 12/31/2012. Collateralized by Fannie Mae 0.500% due 07/02/2015 valued at $50,978. Repurchase proceeds are $50,001.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,631	1,631
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,667. Repurchase proceeds are $1,631.)
UBS Securities LLC
0.250% due 01/02/2013		50,000	50,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.375% due 05/31/2018 valued at $51,003. Repurchase proceeds are $50,001.)

			127,731

SHORT-TERM NOTES 3.6%
Dexia Credit Local S.A.
1.084% due 09/18/2013	EUR	12,800	16,909
Fannie Mae
0.183% due 08/01/2013		$95,100	95,033
Freddie Mac
0.152% due 04/03/2013		11,100	11,098
0.162% due 04/24/2013 - 05/21/2013		10,100	10,097
0.183% due 05/13/2013		10,100	10,097

			143,234

MEXICO TREASURY BILLS 0.5%
4.274% due 04/04/2013	MXN	243,500	18,630

U.S. TREASURY BILLS 2.3%
0.169% due 02/14/2013 - 11/14/2013 (b)(f)(h)		$91,914	91,829

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 22.7%
PIMCO Short-Term Floating NAV Portfolio		39,677,998	397,058
PIMCO Short-Term Floating NAV Portfolio III		49,751,039	497,261

			894,319

Total Short-Term Instruments (Cost $1,436,556)			1,436,618

PURCHASED OPTIONS (j) 0.2%
(Cost $16,679)			8,151

Total Investments 101.4% (Cost $3,980,242)			$4,002,224
Written Options (k) (0.4%) (Premiums $23,694)			(16,156)
Other Assets and Liabilities (Net) (1.0%)			(39,049)

Net Assets 100.0%			$3,947,019

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $33,735 at a weighted average interest rate of 0.238%.

(f)	Securities with an aggregate market value of $47,578 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Aluminum January Futures	Long	01/2013	88	$71
Brent Crude December Futures	Short	11/2013	213	(193)
Brent Crude June Futures	Short	05/2013	650	(255)
Brent Crude June Futures	Short	05/2014	650	(144)
Brent Crude March Futures	Long	02/2013	36	179
Brent Crude March Futures	Short	02/2013	36	44
Canola March Futures	Short	03/2013	1,431	(176)
Corn December Futures	Short	12/2013	983	1,569
Corn March Futures	Short	03/2013	998	2,889
Corn May Futures	Long	05/2013	400	(1,115)
Euro-Mill Wheat November Futures	Long	11/2013	6,491	(3,315)
Euro-Rapeseed February Futures	Long	02/2013	578	(697)
Gas Oil April Futures	Long	04/2013	297	157
Gas Oil August Futures	Long	08/2013	297	242
Gas Oil December Futures	Long	12/2013	3,134	39
Gas Oil June Futures	Short	06/2013	2,161	116
Gas Oil June Futures	Short	06/2014	1,567	41
Hard Red Winter Wheat December Futures	Long	12/2013	143	(508)
Hard Red Winter Wheat July Futures	Short	07/2013	143	636
Lead January Futures	Short	01/2013	240	(818)
Natural Gas April Futures	Short	03/2013	4,533	2,381
Natural Gas March Futures	Short	02/2013	663	1,636
Natural Gas October Futures	Long	09/2013	5,196	(11,514)
Nickel January Futures	Long	01/2013	40	(119)
Platinum April Futures	Short	04/2013	31	(10)
Red Spring Wheat March Futures	Long	03/2013	551	(2,250)
Soybean March Futures	Short	03/2013	80	36
Soybean May Futures	Long	05/2013	469	(1,208)
Soybean November Futures	Long	11/2013	466	(50)
Sugar No. 11 March Futures	Short	02/2013	977	66
Wheat December Futures	Short	12/2013	1,628	4,565
Wheat July Futures	Long	07/2013	514	(2,553)
Wheat March Futures	Short	03/2013	1,703	5,946
Wheat May Futures	Short	05/2013	205	1,331
White Sugar March Futures	Long	02/2013	977	254
WTI Crude December Futures	Long	11/2013	1,717	1,686
WTI Crude June Futures	Short	05/2013	204	(744)
Zinc January Futures	Long	01/2013	88	202

				$(1,583)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $819 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$36,300	$(77)	$(77)

(h)	Securities with an aggregate market value of $15,795 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1QLLS13 Index	$3.000	03/31/2013	JPM	81,000	$(101)	$0	$(101)
Pay	1QLLS13 Index	3.000	03/31/2013	MYC	93,000	(116)	0	(116)
Pay	2H13 GOCO Index	17.900	12/31/2013	DUB	234,000	391	0	391
Pay	2H13 LSFOCO Index	6.300	12/31/2013	DUB	234,000	259	0	259
Receive	CAL13LLS Index	12.000	12/31/2013	MYC	696,000	722	0	722
Pay	CBOT Soybean Oil March Futures	48.400	01/14/2013	AZD	27,669,366	(360)	0	(360)
Receive	CBOT Wheat March Futures	820.000	02/15/2013	DUB	55,000	23	0	23
Receive	CBOT Wheat March Futures	856.000	02/15/2013	DUB	55,000	(43)	0	(43)
Pay	CBOT Wheat March Futures	879.500	02/15/2013	AZD	459,250	466	0	466
Receive	CBOT Wheat March Futures	787.427	02/22/2013	AZD	2,225,000	(210)	0	(210)
Receive	CBOT Wheat March Futures	853.250	02/22/2013	AZD	1,720,000	(1,294)	0	(1,294)
Receive	CBOT Wheat March Futures	879.600	02/22/2013	AZD	1,565,000	(1,589)	0	(1,589)
Pay	CBOT Wheat March Futures	848.750	02/22/2013	AZD	7,705,000	5,449	0	5,449
Receive	Euro-Mill Wheat March Futures	333.900	02/15/2013	AZD	12,500	(68)	0	(68)
Pay	Euro-Mill Wheat March Futures	337.000	02/15/2013	AZD	12,500	107	0	107
Pay	Euro-Mill Wheat March Futures	338.960	02/15/2013	DUB	1,500	(16)	0	(16)
Pay	Euro-Mill Wheat March Futures	348.330	02/15/2013	DUB	1,500	30	0	30
Receive	KCBT Wheat March Futures	890.000	02/22/2013	AZD	7,705,000	(4,544)	0	(4,544)
Pay	KCBT Wheat March Futures	843.000	02/22/2013	AZD	2,225,000	267	0	267
Pay	KCBT Wheat March Futures	899.250	02/22/2013	AZD	1,720,000	1,173	0	1,173
Pay	KCBT Wheat March Futures	926.750	02/22/2013	AZD	1,565,000	1,498	0	1,498
Receive	London Platinum Market Fixing Ltd. PM	1,698.000	01/09/2013	GST	4,800	(819)	0	(819)
Receive	London Platinum Market Fixing Ltd. PM	1,578.500	01/29/2013	DUB	17,710	(899)	0	(899)
Pay	London Platinum Market Fixing Ltd. PM	1,615.250	01/29/2013	DUB	4,600	403	0	403
Receive	London Platinum Market Fixing Ltd. PM	1,699.050	01/31/2013	DUB	10,000	(1,713)	0	(1,713)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	660,000	(1,247)	0	(1,247)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	304.821	10/15/2013	AZD	8,150	(52)	0	(52)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	307.000	10/15/2013	AZD	4,350	(37)	0	(37)
Receive	Palm Oil March Futures	36.990	01/14/2013	AZD	27,669,366	(218)	0	(218)

						$(2,538)	$0	$(2,538)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	0.202%	$10,800	$(109)	$424	$(533)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	1.527%	2,000	(67)	(4)	(63)

							$(176)	$420	$(596)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.115%	$1,800	$16	$16	$0
Japan Government International Bond	DUB	1.000%	12/20/2015	0.435%	200	3	4	(1)
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%	2,100	36	45	(9)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.507%	6,300	110	0	110
Japan Government International Bond	RYL	1.000%	12/20/2015	0.435%	400	7	9	(2)
Morgan Stanley	CBK	1.000%	06/20/2013	0.393%	1,200	4	(71)	75
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%	1,000	(2)	(32)	30
SLM Corp.	BOA	5.000%	03/20/2016	2.338%	1,400	118	5	113
SLM Corp.	GST	5.000%	03/20/2016	2.338%	600	50	2	48
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.222%	3,300	77	77	0

						$419	$55	$364

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK	EUR	28,800	$318	$74	$244
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS	BRL	111,000	76	103	(27)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		$20,900	400	127	273

							$794	$304	$490

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	6,287	1-Month USD-LIBOR plus a specified spread	$38,206	01/31/2013	BOA	$1,429
Receive	CSIXTR Index	237,880	3-Month U.S. Treasury Bill rate plus a specified spread	1,393,666	02/15/2013	FBF	9,994
Pay	CSIXTR Index	3,400	3-Month U.S. Treasury Bill rate plus a specified spread	19,920	02/15/2013	FBF	(143)
Pay	DJUBSHG Index	18,947	0.000%	7,220	02/15/2013	FBF	27
Receive	SPGCICP Index	10,141	0.000%	7,235	02/15/2013	FBF	(119)
Receive	CSIXTR Index	102,857	3-Month U.S. Treasury Bill rate plus a specified spread	607,498	02/15/2013	GLM	(502)
Receive	CSCUS1TR Index	1,424,037	3-Month U.S. Treasury Bill rate plus a specified spread	517,092	02/15/2013	JPM	(4,463)
Receive	CSIXTR Index	272,255	3-Month U.S. Treasury Bill rate plus a specified spread	1,595,055	02/15/2013	JPM	11,463
Receive	DJUBSF1T Index	745,532	3-Month U.S. Treasury Bill rate plus a specified spread	387,760	02/15/2013	JPM	(4,079)
Receive	DJUBSF3T Index	224,587	3-Month U.S. Treasury Bill rate plus a specified spread	135,412	02/15/2013	JPM	84
Pay	DJUBSF3T Index	169,204	3-Month U.S. Treasury Bill rate plus a specified spread	102,020	02/15/2013	JPM	(64)
Receive	DJUBSTR Index	1,026,705	3-Month U.S. Treasury Bill rate plus a specified spread	290,177	02/15/2013	JPM	(2,886)
Pay	DJUBSTR Index	4,331,404	3-Month U.S. Treasury Bill rate plus a specified spread	1,224,182	02/15/2013	JPM	12,208
Pay	DJUBHGTR Index	35,764	3-Month U.S. Treasury Bill rate plus a specified spread	27,423	02/15/2013	MYC	101
Receive	MOTC3112 Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread	27,447	02/15/2013	MYC	(460)
Receive	CSIXTR Index	56,883	3-Month U.S. Treasury Bill rate plus a specified spread	333,262	02/15/2013	SOG	2,392
Receive	DJUBSF3T Index	140,508	3-Month U.S. Treasury Bill rate plus a specified spread	85,644	02/15/2013	SOG	(877)
Pay	DJUBSTR Index	304,251	3-Month U.S. Treasury Bill rate plus a specified spread	85,990	02/15/2013	SOG	858

							$24,963

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	DUB	$4,790	$(209)	$0	$(209)
Receive	CBOT Corn May Futures	0.098	04/26/2013	JPM	3,200	(140)	0	(140)
Pay	DJUBS Index	0.036	04/04/2013	GST	6,800	(18)	0	(18)
Pay	DJUBS Index	0.030	06/27/2013	BOA	21,040	(564)	0	(564)
Receive	LME Copper June Futures	0.111	06/04/2014	DUB	11,000	(532)	0	(532)
Receive	LME Nickel May Futures	0.107	05/01/2013	DUB	4,920	(193)	0	(193)
Pay	London Gold Market Fixing Ltd. PM	0.052	02/19/2013	MYC	51,940	1,818	0	1,818
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM	23,930	809	0	809
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	GST	17,200	597	0	597
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM	21,810	765	0	765
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST	16,010	524	0	524
Pay	London Gold Market Fixing Ltd. PM	0.055	02/26/2013	GST	6,320	236	0	236
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC	12,900	468	0	468
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST	14,560	587	0	587
Pay	London Gold Market Fixing Ltd. PM	0.063	05/28/2013	DUB	11,310	455	0	455
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST	10,730	491	0	491
Pay	London Gold Market Fixing Ltd. PM	0.035	11/27/2013	SOG	13,700	65	0	65
Pay	London Gold Market Fixing Ltd. PM	0.037	11/27/2013	MYC	17,346	120	0	120
Pay	London Gold Market Fixing Ltd. PM	0.034	11/29/2013	SOG	20,030	90	0	90
Pay	London Gold Market Fixing Ltd. PM	0.036	11/29/2013	GST	9,380	58	0	58
Pay	London Gold Market Fixing Ltd. PM	0.089	06/04/2014	DUB	12,310	659	0	659
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM	9,110	166	0	166
Receive	London Platinum Market Fixing Ltd. PM	0.068	05/24/2013	GST	13,950	(463)	0	(463)
Receive	London Platinum Market Fixing Ltd. PM	0.069	05/28/2013	DUB	10,793	(360)	0	(360)
Receive	London Platinum Market Fixing Ltd. PM	0.074	05/31/2013	GST	10,220	(398)	0	(398)
Receive	London Silver Market Fixing Ltd.	0.087	11/27/2013	SOG	4,300	47	0	47
Receive	London Silver Market Fixing Ltd.	0.088	11/27/2013	SOG	4,300	45	0	45
Receive	London Silver Market Fixing Ltd.	0.090	11/27/2013	MYC	11,130	89	0	89
Receive	London Silver Market Fixing Ltd.	0.087	11/29/2013	SOG	12,530	148	0	148
Receive	London Silver Market Fixing Ltd.	0.090	11/29/2013	GST	5,990	54	0	54
Pay	NYMEX WTI Crude June Futures	0.109	05/16/2013	DUB	4,870	176	0	176
Pay	S&P 500 Index	0.041	02/15/2013	BRC	30,716	0	0	0
Pay	S&P 500 Index	0.073	12/20/2013	GST	14,000	439	0	439
Pay	S&P 500 Index	0.075	12/20/2013	BRC	12,200	404	0	404

						$6,433	$0	$6,433

(j)	Purchased options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - NYMEX Brent Crude December Futures	N/A	$117.000	11/15/2013	548	$	N/A	$2,062	$1,096
Put - OTC Brent Crude March Futures	BOA	87.000	02/08/2013	N/A		25,000	266	27
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	N/A		20,200	135	22
Put - OTC Gold December Futures	MYC	1,560.000	12/03/2013	N/A		3,600	1,764	1,778
Put - OTC Gold December Futures	UAG	1,520.000	12/05/2013	N/A		1,080	491	423
Put - OTC Gold June Futures	DUB	1,555.000	06/25/2013	N/A		890	241	178
Put - OTC Gold November Futures	DUB	1,550.000	11/29/2013	N/A		1,900	866	869
Put - OTC Gold November Futures	MYC	1,570.000	11/01/2013	N/A		2,695	1,631	1,277
Put - OTC Gold November Futures	UAG	1,570.000	11/01/2013	N/A		1,750	1,062	829
Put - OTC Heating Oil March Futures	JPM	250.000	02/25/2013	N/A		12,306	534	64
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	N/A		29,100	2,095	268
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	N/A		25,000	2,000	738
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	N/A		4,900	342	45
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	N/A		16,500	1,320	307
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	N/A		25,000	1,870	230

							$16,679	$8,151

(k)	Written options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - CBOT Corn March Futures	N/A	$650.000	02/22/2013	452	$	N/A	$185	$(185)
Call - CBOT Soybean March Futures	N/A	1,900.000	02/22/2013	330		N/A	417	(8)
Call - CBOT Soybean May Futures	N/A	1,600.000	04/26/2013	125		N/A	293	(116)
Put - NYMEX Brent Crude December Futures	N/A	77.000	11/15/2013	548		N/A	2,651	(1,945)
Put - NYMEX Natural Gas February Futures	N/A	3,150.000	01/28/2013	188		N/A	112	(92)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	N/A		29,100	1,697	(329)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	N/A		25,000	2,075	(1,023)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	N/A		4,900	353	(55)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	N/A		16,500	1,337	(363)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	N/A		25,000	1,940	(283)
Put - OTC Brent Crude March Futures	JPM	87.000	02/08/2013	N/A		29,300	618	(32)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	N/A		15,900	312	(18)
Put - OTC Heating Oil March Futures	BOA	250.000	02/25/2013	N/A		10,500	315	(55)
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	N/A		1,806	36	(9)
Put - OTC Platinum December Futures	MYC	1,450.000	12/03/2013	N/A		3,600	2,169	(2,338)
Put - OTC Platinum December Futures	UAG	1,410.000	12/05/2013	N/A		1,080	586	(550)
Put - OTC Platinum June Futures	DUB	1,433.000	06/25/2013	N/A		890	298	(258)
Put - OTC Platinum November Futures	DUB	1,440.000	11/29/2013	N/A		1,900	1,130	(1,151)
Put - OTC Platinum November Futures	MYC	1,420.000	11/01/2013	N/A		2,695	1,887	(1,436)
Put - OTC Platinum November Futures	UAG	1,420.000	11/01/2013	N/A		1,750	1,192	(933)

							$19,603	$(11,179)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	$30,100	$355	$(1,174)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	30,100	566	(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	94,000	1,108	(3,667)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	94,000	1,832	(5)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	14,700	44	(33)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	14,500	37	(39)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	14,500	39	(32)

							$3,981	$(4,952)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	$900	$12	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	10,000	98	(23)

						$110	$(25)

(l)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	8,786		$9,080	WST	$0	$(39)	$(39)
01/2013	EUR	32,284		42,792	BOA	179	0	179
01/2013		14,490		18,788	BPS	0	(338)	(338)
01/2013		35,349		46,653	BRC	2	(8)	(6)
01/2013		3,446		4,508	CBK	0	(41)	(41)
01/2013		4,610		6,071	FBF	0	(14)	(14)
01/2013		32,283		42,904	UAG	292	0	292
01/2013		$54,482	EUR	42,237	BOA	1,269	0	1,269
01/2013		35,274		27,238	BPS	679	0	679
01/2013		68,209		52,451	FBF	1,024	0	1,024
01/2013		694		536	RBC	14	0	14
02/2013	BRL	8,256		$4,000	HUS	0	(16)	(16)
02/2013	CNY	48		8	JPM	0	0	0
02/2013	EUR	4,525		6,000	BRC	26	0	26
02/2013		$6,320	BRL	13,206	BRC	102	0	102
02/2013		290		608	HUS	5	0	5
02/2013		31,245		64,679	MSC	220	(8)	212
02/2013		42,806	EUR	32,284	BOA	0	(182)	(182)
02/2013		42,627		32,283	BRC	0	(4)	(4)
02/2013		856		647	HUS	0	(2)	(2)
02/2013		42,917		32,283	UAG	0	(294)	(294)
03/2013	CAD	468		$470	BPS	0	0	0
03/2013		27,755		28,102	RBC	247	(1)	246
03/2013	EUR	61,819		80,714	BRC	0	(938)	(938)
03/2013		61,811		80,877	FBF	0	(764)	(764)
03/2013		$527	CAD	524	BRC	0	(1)	(1)
03/2013		5,814		5,744	CBK	0	(48)	(48)
03/2013		728		719	JPM	0	(7)	(7)
03/2013		361	EUR	272	HUS	0	(1)	(1)
04/2013	MXN	240,571		$18,723	CBK	269	0	269
04/2013		24,597		1,912	DUB	25	0	25
04/2013		2,253		171	MSC	0	(1)	(1)
04/2013		$2,521	MXN	33,000	DUB	11	0	11
04/2013		842		11,004	JPM	2	0	2
04/2013		11,604		154,960	MSC	283	0	283

						$4,649	$(2,707)	$1,942

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,991	$0	$2,991
Corporate Bonds & Notes
Banking & Finance	0	242,586	4,041	246,627
Industrials	0	9,642	480	10,122
Utilities	0	12,639	0	12,639
U.S. Government Agencies	0	1,079,954	1,762	1,081,716
U.S. Treasury Obligations	0	580,298	0	580,298
Mortgage-Backed Securities	0	308,591	0	308,591
Asset-Backed Securities	0	209,499	0	209,499
Sovereign Issues	0	104,972	0	104,972
Short-Term Instruments
Certificates of Deposit	0	30,533	0	30,533
Commercial Paper	0	130,342	0	130,342
Repurchase Agreements	0	127,731	0	127,731
Short-Term Notes	0	143,234	0	143,234
Mexico Treasury Bills	0	18,630	0	18,630
U.S. Treasury Bills	0	91,829	0	91,829
Central Funds Used for Cash Management Purposes	894,319	0	0	894,319
Purchased Options
Commodity Contracts	1,096	7,055	0	8,151
	$895,415	$3,100,526	$6,283	$4,002,224

Financial Derivative Instruments - Assets
Commodity Contracts	24,086	53,906	0	77,992
Credit Contracts	0	376	0	376
Equity Contracts	0	4,748	0	4,748
Foreign Exchange Contracts	0	4,649	0	4,649
Interest Rate Contracts	0	517	0	517
	$24,086	$64,196	$0	$88,282

Financial Derivative Instruments - Liabilities
Commodity Contracts	(27,830)	(38,248)	0	(66,078)
Credit Contracts	0	(608)	0	(608)
Equity Contracts	0	(566)	0	(566)
Foreign Exchange Contracts	0	(2,707)	0	(2,707)
Interest Rate Contracts	0	(5,056)	(25)	(5,081)

	$(27,830)	$(47,185)	$(25)	$(75,040)

Totals	$891,671	$3,117,537	$6,258	$4,015,466

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,969	$0	$0	$(17)	$0	$89	$0	$0	$4,041	$89
Industrials	487	0	(24)	0	0	17	0	0	480	19
U.S. Government Agencies	1,890	0	(129)	0	0	1	0	0	1,762	1
Mortgage-Backed Securities	458	0	(500)	0	8	34	0	0	0	0
Asset-Backed Securities	27,540	0	(12,220)	59	136	148	0	(15,663)	0	0
Purchased Options
Commodity Contracts	6	0	0	0	(1,635)	1,629	0	0	0	0

	$34,350	$0	$(12,873)	$42	$(1,491)	$1,918	$0	$(15,663)	$6,283	$109
Financial Derivative Instruments - Assets
Commodity Contracts	$140	$1,179	$0	$0	$1,106	$(2,425)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(30)	$0	$0	$0	$0	$5	$0	$0	$(25)	$5

Totals	$34,460	$1,179	$(12,873)	$42	$(385)	$(502)	$0	$(15,663)	$6,258	$114

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,041	Benchmark Pricing	Base Price	101.13
Industrials	480	Third Party Vendor	Broker Quote	112.75
U.S. Government Agencies	1,762	Third Party Vendor	Broker Quote	100.50
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(25)	Indicative Market Quotations	Broker Quote	0.20 - 0.24

Total	$6,258

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$615	$622
Charter Communications, Inc.
3.470% due 09/06/2016		1,016	1,023
Community Health Systems, Inc.
2.462% due 07/25/2014		551	553
Delphi Corp.
3.500% due 03/31/2017		1,221	1,228
HCA, Inc.
2.712% due 05/02/2016		8,205	8,210
IASIS Healthcare LLC
5.000% due 05/03/2018		9,825	9,874
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	4,900	6,514
NRG Energy, Inc.
4.000% due 07/01/2018		$11,820	11,963
Springleaf Financial Funding Co.
5.500% due 05/10/2017		38,700	38,543
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		2,889	2,915
U.S. Airways Group, Inc.
2.712% due 03/23/2014		972	961
Vodafone Americas Finance
6.875% due 08/17/2015		10,522	10,784
Weather Channel, Inc.
4.250% due 02/11/2017		976	988

Total Bank Loan Obligations (Cost $93,454)			94,178

CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 4.2%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		33,800	33,734
Ally Financial, Inc.
0.000% due 06/15/2015		2,600	2,360
2.511% due 12/01/2014		1,100	1,102
7.500% due 12/31/2013		1,000	1,059
American International Group, Inc.
3.750% due 11/30/2013		28,100	28,832
8.175% due 05/15/2068		24,000	31,380
ASIF Global Financing
4.900% due 01/17/2013		6,300	6,309
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	106
Banco Santander Brasil S.A.
2.408% due 03/18/2014		10,400	10,366
4.250% due 01/14/2016		14,500	15,116
4.500% due 04/06/2015		1,500	1,560
Barclays Bank PLC
6.050% due 12/04/2017		39,600	43,986
14.000% due 06/15/2019 (c)	GBP	400	871
BPCE S.A.
2.062% due 02/07/2014		$38,300	38,735
2.375% due 10/04/2013		11,400	11,522
4.625% due 07/30/2015 (c)	EUR	1,400	1,536
5.250% due 07/30/2014 (c)		500	608
9.000% due 03/17/2015 (c)		300	422
Citigroup, Inc.
2.310% due 08/13/2013		$4,148	4,188
5.500% due 04/11/2013		21,000	21,218
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		57,200	57,318
Credit Agricole S.A.
1.769% due 01/21/2014		94,000	94,809
Dexia Credit Local S.A.
0.711% due 03/05/2013		48,300	48,232
Eksportfinans ASA
2.375% due 05/25/2016		3,000	2,864
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	2,158
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	662
Goldman Sachs Group, Inc.
0.497% due 02/04/2013		1,900	2,508
5.375% due 02/15/2013		5,500	7,300

HBOS PLC
6.750% due 05/21/2018		$14,500	15,678
Hutchison Whampoa Finance Ltd.
7.450% due 08/01/2017		3,200	3,965
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	3,013
ICICI Bank Ltd.
5.000% due 01/15/2016		500	529
5.500% due 03/25/2015		700	740
5.750% due 11/16/2020		500	541
International Lease Finance Corp.
5.625% due 09/20/2013		5,830	5,998
6.375% due 03/25/2013		8,300	8,418
6.500% due 09/01/2014		3,500	3,754
Intesa Sanpaolo SpA
2.712% due 02/24/2014		29,100	29,076
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	1,041
LBG Capital PLC
6.385% due 05/12/2020	EUR	5,100	6,720
7.625% due 10/14/2020		500	687
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$21,200	24,563
Morgan Stanley
0.520% due 03/01/2013	EUR	35,921	47,421
0.630% due 01/16/2017		1,500	1,860
0.651% due 01/09/2014		$3,100	3,079
1.916% due 01/24/2014		64,800	65,235
2.810% due 05/14/2013		49,900	50,247
Prudential Financial, Inc. CPI Linked Bond
3.940% due 06/10/2013		36,200	36,255
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,500	1,758
Royal Bank of Scotland NV
1.011% due 03/09/2015		1,000	952
Royal Bank of Scotland PLC
1.120% due 10/14/2016		800	733
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		300	325
5.499% due 07/07/2015		3,000	3,258
6.125% due 02/07/2022		850	973
SLM Corp.
6.250% due 01/25/2016		1,100	1,202
SLM Corp. CPI Linked Bond
3.244% due 10/01/2014		560	557
3.244% due 11/01/2016		700	677
4.282% due 01/31/2014		4,400	4,431
4.312% due 02/01/2014		6,073	6,114
4.462% due 11/01/2013		552	554
State Bank of India
4.500% due 10/23/2014		1,000	1,042
4.500% due 07/27/2015		300	315
Stone Street Trust
5.902% due 12/15/2015		2,000	2,191
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		17,500	17,456

			822,219

INDUSTRIALS 0.7%
ALROSA Finance S.A.
7.750% due 11/03/2020		6,800	7,921
Anglo American Capital PLC
9.375% due 04/08/2014		1,000	1,100
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,718
Braskem Finance Ltd.
7.250% due 06/05/2018		300	346
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,592
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,270
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,412
6.500% due 04/15/2016		4,000	4,460
DISH DBS Corp.
6.625% due 10/01/2014		850	916
7.000% due 10/01/2013		5,000	5,212
Dolphin Energy Ltd.
5.500% due 12/15/2021		400	468
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,557
El Paso LLC
7.000% due 06/15/2017		1,095	1,256

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,168
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,762
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,320
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	4,348
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,586
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,050
Lennar Corp.
5.500% due 09/01/2014		1,200	1,272
5.600% due 05/31/2015		3,000	3,210
New York Times Co.
5.000% due 03/15/2015		1,000	1,068
Noble Group Ltd.
4.875% due 08/05/2015		11,500	11,917
NXP BV
2.960% due 10/15/2013	EUR	746	990
3.090% due 10/15/2013		$200	201
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,045
Petrobras International Finance Co.
3.875% due 01/27/2016		1,000	1,060
5.875% due 03/01/2018		1,500	1,724
6.875% due 01/20/2040		1,500	1,916
7.875% due 03/15/2019		1,000	1,253
8.375% due 12/10/2018		2,000	2,546
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		13,900	12,823
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		1,500	1,572
Rexam PLC
6.750% due 06/01/2013		12,800	13,082
RZD Capital Ltd.
5.739% due 04/03/2017		4,000	4,490
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	550
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,619
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	4,006
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,302	3,715
Vale Overseas Ltd.
4.625% due 09/15/2020		3,000	3,254
8.250% due 01/17/2034		4,000	5,498

			142,273

UTILITIES 0.5%
AES Corp.
7.375% due 07/01/2021		5,625	6,272
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	838
7.700% due 08/07/2013		3,300	3,441
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,600
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		4,600	4,679
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,895
Majapahit Holding BV
7.250% due 06/28/2017		800	952
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,500	1,614
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		34,105	38,453
Petroleos Mexicanos
5.500% due 01/21/2021		13,300	15,608
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,051
4.750% due 02/16/2021		500	566
5.000% due 10/19/2025		1,300	1,479
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,500	1,616
6.625% due 03/20/2017		900	1,028
7.250% due 02/02/2020		2,600	3,165
7.875% due 03/13/2018		1,300	1,585
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	14,000	161
1.500% due 05/30/2014		39,000	442
1.850% due 07/28/2014		39,000	443

4.500% due 03/24/2014	EUR	3,300	4,429
5.050% due 11/28/2014	JPY	10,000	120
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$200	243

			91,680

Total Corporate Bonds & Notes (Cost $1,012,320)			1,056,172

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	217
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	604
5.750% due 06/01/2047		1,900	1,802
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	7,180

			9,803

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,350	3,269

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,920

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	3,439

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	3,444

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,330	8,277

Total Municipal Bonds & Notes (Cost $29,718)			30,152

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.340% due 03/25/2036		587	550
0.655% due 02/25/2037		11,658	11,758
1.000% due 02/22/2027		87,500	87,586
2.300% due 06/08/2020		53,000	53,121
2.638% due 05/01/2035		333	355
2.855% due 05/01/2036		80	85
3.000% due 01/01/2043		1,000	1,048
4.000% due 07/01/2019		9,473	10,171
5.410% due 01/13/2023		6,165	6,479
Freddie Mac
0.439% due 02/15/2019		8,091	8,115
0.479% due 01/15/2037		66	67
0.559% due 12/15/2030		0	1
2.867% due 06/01/2033		361	385
3.089% due 01/01/2034		592	631
5.000% due 08/15/2020		671	679
Ginnie Mae
0.509% due 01/16/2031		31	31
NCUA Guaranteed Notes
0.663% due 10/07/2020		10,930	10,971
0.773% due 12/08/2020		48,982	49,227
Small Business Administration
5.902% due 02/10/2018		2,579	2,863

Total U.S. Government Agencies (Cost $242,812)			244,123

U.S. TREASURY OBLIGATIONS 94.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (k)		422,433	444,940
0.125% due 04/15/2016		261,990	275,949
0.125% due 04/15/2017 (g)(i)(k)		1,015,384	1,087,651
0.125% due 01/15/2022 (i)		342,493	372,006
0.125% due 01/15/2022		50,078	54,394
0.125% due 07/15/2022 (g)		1,160,949	1,259,721
0.500% due 04/15/2015		618,420	645,572
0.625% due 04/15/2013		49	49

0.625% due 07/15/2021 (g)(i)		1,331,342	1,513,362
1.125% due 01/15/2021		695,082	816,613
1.250% due 04/15/2014 (g)		257,950	266,092
1.250% due 07/15/2020 (g)(i)(j)(k)		2,375,510	2,818,692
1.375% due 07/15/2018		40,322	46,953
1.375% due 01/15/2020		500,622	593,629
1.625% due 01/15/2015		343,486	365,035
1.625% due 01/15/2018		384,470	446,075
1.750% due 01/15/2028		56,919	73,720
1.875% due 07/15/2013 (g)(i)(j)(k)		30,630	31,137
1.875% due 07/15/2013		316,500	321,742
1.875% due 07/15/2015		657,397	716,973
1.875% due 07/15/2019		428,798	522,062
1.875% due 07/15/2019 (g)(i)(k)		325,008	395,697
2.000% due 01/15/2014		183,820	189,794
2.000% due 07/15/2014		23,622	24,936
2.000% due 07/15/2014 (g)(i)(k)		1,212,722	1,280,180
2.000% due 01/15/2016		646,250	716,833
2.000% due 01/15/2026		17,995	23,605
2.125% due 01/15/2019		171,845	208,752
2.125% due 01/15/2019 (i)		285,511	346,829
2.375% due 01/15/2017		126,907	147,530
2.375% due 01/15/2025		136,351	184,106
2.375% due 01/15/2027		10,771	14,856
2.500% due 07/15/2016 (k)		834,850	959,686
2.500% due 07/15/2016		1,031	1,185
2.625% due 07/15/2017 (g)(i)(j)(k)		979,918	1,174,753
3.375% due 04/15/2032		912	1,504
3.875% due 04/15/2029 (i)		5,227	8,667

Total U.S. Treasury Obligations (Cost $17,493,649)			18,351,280

MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035		2,715	2,502
5.240% due 10/25/2035		3,928	3,726
American Home Mortgage Assets LLC
0.400% due 05/25/2046		366	245
1.085% due 11/25/2046		8,918	4,865
American Home Mortgage Investment Trust
2.010% due 09/25/2045		1,612	1,545
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	350	463
1.391% due 11/19/2047		1,047	1,389
1.641% due 11/19/2047		6,500	8,775
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049		$956	957
5.492% due 02/10/2051		10,140	11,902
5.634% due 04/10/2049		359	367
5.685% due 06/10/2049		7,100	8,255
5.726% due 05/10/2045		9,700	11,137
5.729% due 02/10/2051		7,100	8,412
5.889% due 07/10/2044		600	688
Banc of America Funding Corp.
0.501% due 05/20/2035		433	266
5.496% due 05/20/2036		1,547	1,522
5.621% due 01/20/2047 ^		637	465
Banc of America Large Loan Trust
0.719% due 08/15/2029		917	909
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		30,852	30,870
Banc of America Mortgage Trust
2.770% due 03/25/2035		1,160	1,095
2.965% due 07/25/2035		2,862	2,708
3.082% due 12/25/2034		3,513	3,485
5.100% due 01/25/2035		98	100
6.500% due 09/25/2033		22	24
Banc of America Re-REMIC Trust
5.634% due 02/17/2051		8,100	9,357
BCAP LLC Trust
0.380% due 01/25/2037 ^		2,598	1,699
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		2,533	2,557
2.510% due 05/25/2033		92	93
2.662% due 10/25/2035		2,929	2,797
3.127% due 01/25/2035		7,374	7,383
4.823% due 07/25/2034		2,591	2,614
5.449% due 02/25/2036 ^		1,010	648
Bear Stearns Alt-A Trust
0.370% due 02/25/2034		1,682	1,613
2.694% due 09/25/2034		983	902
3.001% due 09/25/2035		854	675
Chase Mortgage Finance Corp.
2.900% due 03/25/2037		3,875	3,419
4.625% due 02/25/2034		54	54

5.194% due 12/25/2035		5,804	5,726
5.500% due 12/25/2022		3,019	3,107
5.769% due 09/25/2036		2,952	2,792
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		752	750
2.270% due 09/25/2035		4,430	4,402
2.340% due 09/25/2035		4,545	4,484
2.530% due 10/25/2035		4,066	3,784
2.570% due 03/25/2036		477	441
2.600% due 05/25/2035		977	962
2.877% due 12/25/2035 ^		763	461
5.324% due 08/25/2035		2,343	2,348
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		489	496
5.886% due 11/15/2044		3,585	4,248
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		886	756
Commercial Mortgage Pass-Through Certificates
0.309% due 12/15/2020		765	758
3.156% due 07/10/2046		13,751	14,544
5.800% due 12/10/2049		3,680	4,385
Countrywide Alternative Loan Trust
0.380% due 05/25/2047		8,289	5,901
0.390% due 05/25/2047		4,013	2,848
0.391% due 02/20/2047		10,032	6,059
0.406% due 12/20/2046		813	518
0.420% due 07/25/2046		327	244
1.140% due 12/25/2035		1,397	1,003
5.456% due 11/25/2035 ^		877	600
5.750% due 03/25/2037 ^		912	716
6.500% due 08/25/2032		1,803	1,808
Countrywide Home Loan Mortgage Pass-Through Trust
0.530% due 03/25/2035		155	119
0.550% due 06/25/2035		3,390	2,912
2.919% due 04/20/2035		2,019	2,031
2.987% due 09/25/2033		1,591	1,581
3.090% due 09/25/2047 ^		1,890	1,505
4.750% due 07/25/2014		37	37
4.851% due 11/20/2034		904	877
5.124% due 10/20/2035		1,042	842
5.500% due 11/25/2035		468	459
5.500% due 04/25/2038		1,996	2,008
Credit Suisse First Boston Mortgage Securities Corp.
2.707% due 04/25/2034		5,544	5,645
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036		325	143
5.500% due 12/25/2035 ^		1,246	1,009
Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035		9,816	10,035
European Loan Conduit
0.342% due 05/15/2019	EUR	1,978	2,460
Eurosail PLC
0.959% due 10/17/2040		7,082	8,832
First Horizon Asset Securities, Inc.
5.000% due 03/25/2035		$41	41
First Horizon Mortgage Pass-Through Trust
2.619% due 10/25/2035		751	737
5.000% due 10/25/2020		170	175
Gosforth Funding PLC
1.979% due 04/24/2047	GBP	6,600	10,936
Granite Master Issuer PLC
0.310% due 12/20/2054	EUR	1,983	2,577
0.390% due 12/20/2054		4,237	5,509
Granite Mortgages PLC
0.464% due 06/20/2044		397	518
0.585% due 01/20/2044		740	971
0.719% due 01/20/2044		$740	735
0.819% due 07/20/2043		3,223	3,196
Greenwich Capital Commercial Funding Corp.
0.355% due 11/05/2021		271	264
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,245	1,246
1.260% due 03/06/2020		10,000	10,014
1.456% due 03/06/2020		35,275	35,332
3.849% due 12/10/2043		9,217	10,058
4.592% due 08/10/2043		1,400	1,643
5.162% due 12/10/2043		10,000	12,157
5.560% due 11/10/2039		2,379	2,751
GSR Mortgage Loan Trust
2.621% due 11/25/2035		3,753	3,701
2.654% due 09/25/2035		2,225	2,263
3.000% due 11/25/2035		693	609
5.163% due 11/25/2035		6,792	6,328
Harborview Mortgage Loan Trust
0.390% due 07/19/2046		11,715	6,935
0.430% due 05/19/2035		1,507	1,190

0.460% due 01/19/2036	3,407	2,220
5.262% due 08/19/2036 ^	1,467	1,191
Homebanc Mortgage Trust
0.390% due 12/25/2036	970	749
0.480% due 10/25/2035	5,805	4,575
5.597% due 04/25/2037	961	786
Indymac Index Mortgage Loan Trust
0.400% due 09/25/2046	7,845	5,496
2.702% due 10/25/2034	1,378	1,362
2.991% due 06/25/2035	844	699
4.787% due 09/25/2035	858	768
Indymac Mortgage Loan Trust
0.390% due 07/25/2047	4,518	2,863
JPMorgan Chase Commercial Mortgage Securities Corp.
3.341% due 07/15/2046	2,900	3,125
3.673% due 02/15/2046	6,200	6,731
3.853% due 06/15/2043	4,358	4,638
5.298% due 05/15/2047	1,790	1,827
5.336% due 05/15/2047	110	126
5.440% due 06/12/2047	730	843
5.794% due 02/12/2051	9,500	11,350
JPMorgan Mortgage Trust
2.536% due 07/27/2037	1,044	847
2.991% due 07/25/2034	594	596
3.041% due 07/25/2035	619	610
5.114% due 06/25/2035	1,049	1,063
5.124% due 06/25/2035	2,023	2,057
5.243% due 11/25/2035	1,145	1,127
5.279% due 07/25/2035	827	832
5.363% due 06/25/2036	3,233	3,188
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	4,365
5.430% due 02/15/2040	2,525	2,914
5.866% due 09/15/2045	2,000	2,394
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.329% due 09/15/2021	497	496
Luminent Mortgage Trust
0.380% due 12/25/2036	5,855	4,141
0.410% due 10/25/2046	1,924	1,515
MASTR Adjustable Rate Mortgages Trust
0.450% due 05/25/2037	805	510
Merrill Lynch Alternative Note Asset
0.510% due 03/25/2037	1,352	560
3.048% due 06/25/2037 ^	1,014	637
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035	4,275	4,219
5.505% due 05/25/2036	4,308	4,282
Merrill Lynch Mortgage Investors, Inc.
2.583% due 06/25/2035	1,818	1,794
3.245% due 05/25/2034	715	726
5.079% due 12/25/2035	601	556
5.157% due 09/25/2035	784	745
Merrill Lynch Mortgage Trust
5.684% due 05/12/2039	10,170	11,691
5.745% due 06/12/2050	468	477
5.849% due 06/12/2050	5,000	5,322
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	4,183	3,284
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,591
Morgan Stanley Capital Trust
5.447% due 02/12/2044	3,470	4,021
5.450% due 10/28/2033	219	220
5.610% due 04/15/2049	2,997	3,094
5.882% due 06/11/2049	11,335	13,409
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	774	808
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045	3,300	3,873
5.789% due 08/15/2045	4,700	5,516
OBP Depositor LLC Trust
4.646% due 07/15/2045	2,000	2,356
Opteum Mortgage Acceptance Corp.
0.470% due 07/25/2035	216	215
RBSSP Resecuritization Trust
2.640% due 12/26/2036	3,915	3,943
Residential Accredit Loans, Inc. Trust
0.510% due 08/25/2035	2,254	1,663
3.441% due 08/25/2035 ^	627	391
5.714% due 02/25/2036 ^	726	449
Residential Asset Securitization Trust
5.000% due 08/25/2019	431	437
6.250% due 10/25/2036 ^	1,589	1,150
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	3,298	2,690
5.341% due 06/25/2035	1,046	1,028

6.500% due 03/25/2032	1,060	1,118
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	1,553	1,554
Securitized Asset Sales, Inc.
0.742% due 11/26/2023	46	47
Sequoia Mortgage Trust
0.910% due 10/19/2026	100	100
2.728% due 01/20/2047	1,862	1,496
Structured Adjustable Rate Mortgage Loan Trust
0.530% due 10/25/2035	2,366	1,832
2.770% due 04/25/2035	5,904	5,326
5.568% due 02/25/2036 ^	849	682
Structured Asset Mortgage Investments, Inc.
0.400% due 06/25/2036	757	571
0.430% due 05/25/2046	5,278	2,545
0.460% due 07/19/2035	3,819	3,788
Structured Asset Securities Corp.
2.859% due 10/28/2035	1,388	1,285
Vornado DP LLC Trust
4.004% due 09/13/2028	9,000	10,209
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	10,228	10,072
5.088% due 08/15/2041	10,935	11,609
Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035	2,614	2,403
WaMu Mortgage Pass-Through Certificates
0.906% due 01/25/2047	5,911	4,284
0.926% due 04/25/2047	8,448	7,608
0.976% due 12/25/2046	2,405	2,063
1.145% due 06/25/2046	387	338
1.166% due 08/25/2046	1,361	1,081
1.365% due 11/25/2042	372	358
2.494% due 09/25/2035	3,800	3,405
2.507% due 04/25/2035	3,200	2,973
2.511% due 05/25/2046	268	227
2.538% due 11/25/2046	1,785	1,615
2.697% due 09/25/2036	3,822	3,099
4.999% due 02/25/2037	7,604	6,232
5.918% due 08/25/2046	7,780	7,377
Wells Fargo Mortgage-Backed Securities Trust
2.623% due 01/25/2035	1,133	1,104
2.626% due 09/25/2034	1,880	1,952
2.627% due 06/25/2035	3,437	3,501
2.627% due 03/25/2036	9,455	9,049
2.685% due 04/25/2036	2,059	2,040
2.710% due 04/25/2036	2,157	1,997
2.760% due 03/25/2036	381	368
5.019% due 03/25/2036	1,153	1,157
5.158% due 10/25/2035	4,613	4,603
5.500% due 05/25/2022	2,518	2,665
5.500% due 12/25/2035	972	980
5.572% due 04/25/2036	4,439	4,399

Total Mortgage-Backed Securities (Cost $609,178)		662,268

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp.
0.270% due 10/25/2036	53	18
AIMCO CLO
0.569% due 10/20/2019	4,425	4,321
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	741	754
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018	1,575	1,563
Ameriquest Mortgage Securities, Inc.
0.410% due 08/25/2035	374	364
ARES CLO Ltd.
0.538% due 03/12/2018	14,527	14,324
Babson CLO Ltd.
0.560% due 11/10/2019	8,898	8,709
0.678% due 06/15/2016	95	95
Bear Stearns Asset-Backed Securities Trust
0.290% due 10/25/2036	84	81
0.730% due 07/25/2035	351	349
1.210% due 10/25/2037	3,252	2,619
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019	2,491	2,415
Carrington Mortgage Loan Trust
0.310% due 06/25/2037	1,829	1,751
Citibank Omni Master Trust
2.959% due 08/15/2018	54,800	57,028
Citigroup Mortgage Loan Trust, Inc.
0.290% due 01/25/2037	118	58
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	561	584

Countrywide Asset-Backed Certificates
0.360% due 02/25/2037		4,489	3,859
0.460% due 04/25/2036		3,785	3,647
0.500% due 08/25/2036		2,400	1,049
5.212% due 04/25/2036		5,490	5,253
Cumberland CLO Ltd.
0.560% due 11/10/2019		3,699	3,672
Dryden Leveraged Loan CDO
0.562% due 05/22/2017		5,075	5,015
0.723% due 08/08/2022	EUR	8,000	10,072
Duane Street CLO Ltd.
0.562% due 11/08/2017		$7,285	7,236
Equity One ABS, Inc.
0.510% due 04/25/2034		46	36
First Franklin Mortgage Loan Trust
0.590% due 09/25/2035		447	440
Ford Auto Securitization Trust
2.296% due 07/15/2014	CAD	6,787	6,907
Galaxy CLO Ltd.
0.555% due 04/25/2019		$4,932	4,776
GSAA Trust
0.510% due 03/25/2037		1,415	796
GSAMP Trust
0.580% due 03/25/2047		2,500	1,290
Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	1,357	1,751
Harvest CLO S.A.
0.936% due 03/29/2017		1,301	1,708
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		$83	34
0.480% due 02/25/2036		2,381	1,429
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		33	33
ING Investment Management Co.
0.581% due 12/01/2017		1,687	1,656
Jubilee CDO BV
0.806% due 10/15/2019	EUR	4,034	5,257
Landmark CDO Ltd.
0.611% due 06/01/2017		$2,435	2,407
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,698	2,243
Morgan Stanley ABS Capital
0.270% due 05/25/2037		$1,396	877
Morgan Stanley Home Equity Loan Trust
0.915% due 12/25/2034		1,285	1,238
Morgan Stanley IXIS Real Estate Capital Trust
0.260% due 11/25/2036		9	4
Morgan Stanley Mortgage Loan Trust
0.570% due 04/25/2037		1,287	609
Mountain View Funding CLO
0.600% due 04/15/2019		1,478	1,452
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		2,952	2,908
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		3,196	3,158
Octagon Investment Partners Ltd.
0.612% due 11/28/2018		3,804	3,735
0.671% due 12/02/2016		427	425
Option One Mortgage Loan Trust
0.610% due 02/25/2035		1,167	1,126
Pacifica CDO Ltd.
0.574% due 01/26/2020		4,359	4,304
0.700% due 05/13/2016		472	469
Park Place Securities, Inc.
0.470% due 09/25/2035		401	389
0.860% due 10/25/2034		2,500	2,504
Popular ABS Mortgage Pass-Through Trust
0.640% due 06/25/2035		6,300	5,205
Sherwood Castle Funding PLC
0.699% due 06/15/2016	GBP	1,000	1,614
SLC Student Loan Trust
4.750% due 06/15/2033		$16,927	16,184
SLM Student Loan Trust
2.350% due 04/15/2039		1,187	1,195
3.200% due 05/16/2044		2,488	2,608
3.459% due 05/16/2044		15,478	16,327
3.500% due 08/17/2043		47,541	46,005
Soundview Home Loan Trust
0.270% due 11/25/2036		697	244
0.350% due 12/25/2036		1,547	1,495
Structured Asset Investment Loan Trust
0.570% due 10/25/2035		1,613	1,517
Volkswagen Car Lease
0.740% due 02/21/2017	EUR	309	409

Wind River CLO Ltd.
0.639% due 12/19/2016		$4,651	4,610

Total Asset-Backed Securities (Cost $285,096)			286,210

SOVEREIGN ISSUES 8.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	45,200	64,458
4.000% due 08/20/2015		75,200	141,556
4.000% due 08/20/2020		127,700	255,864
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)	BRL	10,083	11,876
6.000% due 05/15/2015 (b)		4,400	5,224
6.000% due 05/15/2017 (b)		19,475	24,118
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	12,262	16,337
4.250% due 12/01/2021 (b)		160,183	227,100
Canada Housing Trust
2.450% due 12/15/2015		26,100	27,044
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	6,400	10,412
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	144,251	193,557
2.100% due 09/15/2017 (b)		63,414	84,733
2.100% due 09/15/2021 (b)		62,174	78,021
2.350% due 09/15/2019 (b)		11,082	14,611
Mexico Government International Bond
2.000% due 06/09/2022 (b)	MXN	349,023	28,397
2.500% due 12/10/2020 (b)		6,922	584
4.500% due 12/18/2014 (b)		579,593	47,955
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	12,800	15,865
2.750% due 11/20/2025		64,000	86,666
Province of Quebec
2.750% due 08/25/2021		$25,900	27,078
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	89,297	12,275
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	78,314	137,611
0.750% due 03/22/2034 (b)		6,557	12,365
1.250% due 11/22/2032 (b)		10,180	21,058
1.875% due 11/22/2022 (b)		84,551	176,081
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$500	549
6.902% due 07/09/2020		800	978

Total Sovereign Issues (Cost $1,599,794)			1,722,373

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2013 (c)		7,750	7,612
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,325

Total Preferred Securities (Cost $19,790)			20,937

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
CERTIFICATES OF DEPOSIT 0.3%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$27,800	27,830
Banco Bradesco S.A.
1.955% due 01/24/2013		34,150	34,170
Dexia Credit Local S.A.
1.700% due 09/06/2013		6,600	6,608

			68,608

COMMERCIAL PAPER 0.1%
Santander S.A.
2.200% due 04/02/2013		600	598

3.100% due 10/01/2013	20,000	19,706

		20,304

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013	4,800	4,800
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $4,896. Repurchase proceeds are $4,800.)
Citigroup Global Markets, Inc.
0.270% due 01/02/2013	15,100	15,100
(Dated 12/31/2012. Collateralized by Freddie Mac 0.750% due 10/05/2016 valued at $15,439. Repurchase proceeds are $15,100.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	4,617	4,617
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $914 and Freddie Mac 2.060% due 10/17/2022 valued at $3,800. Repurchase proceeds are $4,617.)

		24,517

U.S. TREASURY BILLS 0.4%
0.146% due 11/14/2013 - 12/12/2013 (a)(h)(i)(k)	69,690	69,598

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 0.3%
PIMCO Short-Term Floating NAV Portfolio	6,543,172	65,478

Total Short-Term Instruments (Cost $248,268)		248,505

PURCHASED OPTIONS (m) 0.1%
(Cost $34,694)		16,484

Total Investments 116.6% (Cost $21,668,773)		$22,732,682
Written Options (n) (0.3%) (Premiums $68,808)		(48,823)
Other Assets and Liabilities (Net) (16.3%)		(3,183,082)

Net Assets 100.0%		$19,500,777

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $3,563,153 at a weighted average interest rate of 0.240%.

(f)	Securities with an aggregate market value of $1,997 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(g)	Securities with an aggregate market value of $2,412,477 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.280%	07/17/2012	01/17/2013	$99,696	$(99,827)
BPG	0.240%	08/28/2012	02/27/2013	19,568	(19,585)
	0.240%	09/04/2012	03/04/2013	21,691	(21,708)
	0.240%	09/06/2012	03/06/2013	57,688	(57,733)
	0.240%	09/07/2012	03/07/2013	166,532	(166,662)
	0.250%	10/05/2012	04/04/2013	167,640	(167,744)
	0.250%	10/09/2012	04/04/2013	49,056	(49,085)
	0.290%	10/26/2012	01/28/2013	7,742	(7,747)
DEU	0.290%	10/26/2012	02/15/2013	150,012	(150,094)
	0.290%	10/29/2012	02/19/2013	91,906	(91,954)
	0.290%	11/06/2012	02/07/2013	31,103	(31,117)
	0.290%	11/07/2012	02/08/2013	2,616	(2,617)
	0.290%	11/15/2012	02/08/2013	93,810	(93,846)
	0.290%	11/26/2012	02/08/2013	82,542	(82,567)
JPS	0.190%	11/07/2012	01/07/2013	201,114	(201,174)
	0.250%	08/24/2012	01/24/2013	61,938	(61,994)
RDR	0.300%	12/06/2012	02/01/2013	276,215	(276,277)
	0.310%	11/02/2012	02/05/2013	283,684	(283,833)
	0.330%	12/27/2012	01/10/2013	89,086	(89,091)
	0.340%	12/13/2012	01/07/2013	169,607	(169,639)
	0.350%	12/17/2012	01/15/2013	111,121	(111,138)
	0.360%	12/21/2012	01/04/2013	180,132	(180,153)

					$(2,415,585)

(h)	Securities with an aggregate market value of $429 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $27,351 and cash of $126 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	6,698	$1,823
90-Day Eurodollar September Futures	Long	09/2015	1,268	311
Aluminum January Futures	Long	01/2013	66	173
Brent Crude December Futures	Short	11/2013	2,657	(270)
Brent Crude February Futures	Short	01/2013	436	(425)
Brent Crude March Futures	Long	02/2013	664	402
Corn March Futures	Short	03/2013	420	1,170
Euro-Mill Wheat November Futures	Long	11/2013	605	(170)
Euro-Rapeseed February Futures	Long	02/2013	133	(184)
Gold 100 oz. February Futures	Long	02/2013	189	(627)
Lead January Futures	Short	01/2013	180	(1,321)
Natural Gas April Futures	Short	03/2013	2,993	1,225
Natural Gas March Futures	Short	02/2013	398	982
Natural Gas October Futures	Long	09/2013	3,391	(2,939)
Nickel January Futures	Long	01/2013	30	91
Platinum April Futures	Long	04/2013	1,250	664
RBOB Gasoline March Futures	Short	02/2013	228	(214)
Robusta Coffee March Futures	Long	03/2013	257	108
Soybean July Futures	Long	07/2013	127	649
Soybean March Futures	Long	03/2013	277	362
Soybean May Futures	Long	05/2013	146	700
Soybean Meal March Futures	Long	03/2013	240	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	1,500	(521)
Wheat December Futures	Short	12/2013	1	2
Wheat July Futures	Long	07/2013	129	(641)
Wheat March Futures	Short	03/2013	145	789
Wheat May Futures	Short	05/2013	129	843
White Sugar March Futures	Long	02/2013	132	(187)
WTI Crude December Futures	Long	11/2013	3,431	1,393
WTI Crude June Futures	Short	05/2013	774	(2,552)
Zinc January Futures	Long	01/2013	66	318

				$1,951

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $21,794 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$52,400	$(111)	$(111)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	245,600	15,043	8,661

					$14,932	$8,550

(k)	Securities with an aggregate market value of $146,783 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(l)	OTC swap agreements outstanding as of December 31, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat December Futures	$821.250	11/11/2013	DUB	915,000	$5	$0	$5
Receive	CBOT Wheat March Futures	770.875	02/22/2013	AZD	1,500,000	107	0	107
Receive	CBOT Wheat March Futures	879.600	02/22/2013	AZD	700,000	(711)	0	(711)
Pay	CBOT Wheat March Futures	848.750	02/22/2013	AZD	2,900,000	2,051	0	2,051
Receive	KCBT Wheat March Futures	890.000	02/22/2013	AZD	2,900,000	(1,710)	0	(1,710)
Pay	KCBT Wheat March Futures	820.000	02/22/2013	AZD	1,500,000	(165)	0	(165)
Pay	KCBT Wheat March Futures	926.750	02/22/2013	AZD	700,000	670	0	670
Receive	London Platinum Market Fixing Ltd. PM	1,698.000	01/09/2013	GST	23,500	(4,010)	0	(4,010)
Receive	London Platinum Market Fixing Ltd. PM	1,578.500	01/29/2013	DUB	27,130	(1,377)	0	(1,377)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	2,042,000	(3,857)	0	(3,857)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	282.000	11/11/2013	DUB	25,000	413	0	413

						$(8,584)	$0	$(8,584)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.567%		$10,000	$347	$0	$347
Credit Agricole S.A.	BOA	(3.000%	)	03/20/2014	0.202%	EUR	1,700	(79)	(27)	(52)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	0.202%		$2,600	(26)	73	(99)
Credit Agricole S.A.	GST	(1.000%	)	03/20/2014	0.202%		8,800	(89)	247	(336)
Credit Agricole S.A.	MYC	(3.000%	)	03/20/2014	0.202%	EUR	20,000	(935)	(261)	(674)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	0.202%		$12,200	(124)	589	(713)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.174%		5,000	25	261	(236)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2016	1.281%		4,000	36	215	(179)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.401%		5,000	(165)	0	(165)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	1.417%		29,000	(588)	1,401	(1,989)
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	1.417%		100	(2)	5	(7)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.027%		3,000	(297)	(92)	(205)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	0.724%		1,200	(91)	(40)	(51)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.892%		1,000	(2)	58	(60)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.129%		1,500	(3)	0	(3)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.129%		1,500	(6)	0	(6)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.123%		800	(5)	0	(5)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.123%		12,000	(82)	0	(82)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	1.527%		1,000	(33)	(2)	(31)
Royal Bank of Scotland Group PLC	UAG	(1.000%	)	12/20/2016	2.580%		800	47	65	(18)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.417%		3,500	(90)	0	(90)

								$(2,162)	$2,492	$(4,654)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.275%		$250	$30	$5	$25
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.310%		900	117	15	102
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%		16,300	165	(174)	339
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.333%		7,300	(166)	(213)	47
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%		30,100	305	(329)	634
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.333%		11,600	(265)	(339)	74
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.604%		7,000	71	(80)	151
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.604%		19,600	198	(263)	461
International Lease Finance Corp.	BOA	5.000%	06/20/2016	2.913%		1,400	98	(85)	183
International Lease Finance Corp.	DUB	5.000%	06/20/2016	2.913%		1,100	76	(58)	134
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		7,500	137	(45)	182
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		1,000	18	(7)	25
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.443%		2,500	46	(20)	66
SLM Corp.	BOA	5.000%	03/20/2016	2.338%		300	25	1	24
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%	JPY	39,000	(4)	(97)	93
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		134,000	(21)	(289)	268

							$830	$(1,978)	$2,808

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	21,000	$114	$110	$4
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	BOA		2,500	28	9	19
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK		2,500	27	7	20
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		60,000	519	82	437
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		25,000	30	(237)	267
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG	BRL	99,400	620	114	506
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		285,200	2,802	1,378	1,424
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		56,900	(55)	(115)	60
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		258,900	(181)	(180)	(1)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		62,800	48	62	(14)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		320,800	219	60	159
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		$18,300	40	65	(25)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		47,800	915	290	625
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		71,500	1,369	546	823

							$6,495	$2,191	$4,304

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSF1T Index	2,823,879	3-Month U.S. Treasury Bill rate plus a specified spread	$1,467,379	02/15/2013	BOA	$(14,045)
Receive	DJUBSTR Index	1,182,737	3-Month U.S. Treasury Bill rate plus a specified spread	334,276	02/15/2013	BOA	(3,336)
Receive	CVICSTR3 Index	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	835,699	02/15/2013	CBK	(8,422)
Receive	DJUBSF3T Index	960,339	3-Month U.S. Treasury Bill rate plus a specified spread	585,357	02/15/2013	CBK	(6,028)
Receive	DJUBSTR Index	12,379,642	3-Month U.S. Treasury Bill rate plus a specified spread	3,492,405	02/15/2013	DUB	(33,560)
Pay	DJUBSTR Index	633,212	3-Month U.S. Treasury Bill rate plus a specified spread	178,688	02/15/2013	DUB	1,722
Pay	DJUBSHG Index	132,893	0.000%	50,640	02/15/2013	FBF	186
Receive	DJUBSTR Index	5,612,902	3-Month U.S. Treasury Bill rate plus a specified spread	177,361	02/15/2013	FBF	(10,864)
Receive	SPGCICP Index	70,833	0.000%	50,535	02/15/2013	FBF	(830)
Receive	DJUBSF1T Index	4,318,206	3-Month U.S. Treasury Bill rate plus a specified spread	2,220,915	02/15/2013	GLM	1,542
Receive	DJUBSTR Index	681,452	3-Month U.S. Treasury Bill rate plus a specified spread	192,598	02/15/2013	GLM	(1,922)
Pay	DJUBSTR Index	17,700	3-Month U.S. Treasury Bill rate plus a specified spread	5,003	02/15/2013	GLM	50
Pay	DJUBLCT Index	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	48,478	02/15/2013	JPM	913
Receive	DJUBSF3T Index	1,449,356	3-Month U.S. Treasury Bill rate plus a specified spread	873,876	02/15/2013	JPM	546
Pay	DJUBSF3T Index	589,432	3-Month U.S. Treasury Bill rate plus a specified spread	355,392	02/15/2013	JPM	(212)
Receive	DJUBSLC Index	405,366	3-Month U.S. Treasury Bill rate plus a specified spread	54,864	02/15/2013	JPM	(1,125)
Receive	DJUBSLH Index	193,071	3-Month U.S. Treasury Bill rate plus a specified spread	38,711	02/15/2013	JPM	(703)
Pay	DJUBSLH Index	243,186	3-Month U.S. Treasury Bill rate plus a specified spread	37,959	02/15/2013	JPM	535
Receive	DJUBSTR Index	6,113,357	3-Month U.S. Treasury Bill rate plus a specified spread	1,727,814	02/15/2013	JPM	(17,255)
Pay	DJUBSTR Index	67,226	3-Month U.S. Treasury Bill rate plus a specified spread	19,000	02/15/2013	JPM	189
Receive	DJUBSAL Index	124,454	0.240%	5,436	02/15/2013	MYC	(90)
Receive	DJUBSF3T Index	424,351	3-Month U.S. Treasury Bill rate plus a specified spread	258,655	02/15/2013	MYC	(2,659)
Receive	DJUBSLI Index	204,185	0.200%	7,225	02/15/2013	MYC	(14)
Receive	DJUBSNI Index	13,382	0.240%	2,589	02/15/2013	MYC	(81)
Receive	DJUBSPR Index	86,319	0.180%	22,506	02/15/2013	MYC	(562)
Receive	DJUBSTR Index	21,528	3-Month U.S. Treasury Bill rate plus a specified spread	6,084	02/15/2013	MYC	(61)
Receive	DJUBSTR Index	37,321	0.240%	2,635	02/15/2013	MYC	(16)
Receive	SGMGOP Index	13,155	0.200%	12,700	02/15/2013	MYC	44
Receive	SGMICP Index	19,774	0.250%	9,659	02/15/2013	MYC	(161)
Receive	SPGSBRP Index	43,717	0.150%	35,841	02/15/2013	MYC	1,052
Receive	MOTT3001 Index	7,062,598	3-Month U.S. Treasury Bill rate plus a specified spread	2,126,668	12/27/2013	MYC	(31)
Receive	MOTT3002 Index	11,243,516	3-Month U.S. Treasury Bill rate plus a specified spread	3,349,204	12/27/2013	MYC	(58)
Receive	DJUBSF3T Index	1,025,760	3-Month U.S. Treasury Bill rate plus a specified spread	625,233	02/15/2013	SOG	(6,417)
Receive	DJUBSTR Index	3,086,498	3-Month U.S. Treasury Bill rate plus a specified spread	872,335	02/15/2013	SOG	(8,706)
Pay	DJUBSTR Index	150,314	3-Month U.S. Treasury Bill rate plus a specified spread	42,483	02/15/2013	SOG	423

							$(109,956)

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	DUB	$2,590	$(113)	$0	$(113)
Receive	CBOT Corn May Futures	0.098	04/26/2013	JPM	1,730	(76)	0	(76)
Pay	DJUBS Index	0.036	04/04/2013	GST	14,600	(40)	0	(40)
Pay	London Gold Market Fixing Ltd. PM	0.052	02/19/2013	MYC	35,972	1,259	0	1,259
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	GST	22,070	751	0	751
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	GST	26,290	912	0	912
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM	17,150	603	0	603
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST	19,510	639	0	639
Pay	London Gold Market Fixing Ltd. PM	0.055	02/26/2013	GST	36,230	1,353	0	1,353
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST	31,070	1,022	0	1,022
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC	17,930	650	0	650
Pay	London Gold Market Fixing Ltd. PM	0.035	11/27/2013	SOG	25,030	119	0	119
Pay	London Gold Market Fixing Ltd. PM	0.037	11/27/2013	MYC	14,462	100	0	100
Pay	London Gold Market Fixing Ltd. PM	0.034	11/29/2013	SOG	4,480	20	0	20
Pay	London Gold Market Fixing Ltd. PM	0.036	11/29/2013	MYC	26,320	160	0	160
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM	18,480	337	0	337
Receive	London Silver Market Fixing Ltd.	0.087	11/27/2013	SOG	7,990	88	0	88
Receive	London Silver Market Fixing Ltd.	0.088	11/27/2013	SOG	7,930	82	0	82
Receive	London Silver Market Fixing Ltd.	0.090	11/27/2013	MYC	9,280	74	0	74
Receive	London Silver Market Fixing Ltd.	0.087	11/29/2013	SOG	2,850	34	0	34
Receive	London Silver Market Fixing Ltd.	0.092	11/29/2013	MYC	16,530	124	0	124
Pay	S&P 500 Index	0.041	02/15/2013	BRC	25,470	0	0	0
Pay	S&P 500 Index	0.073	12/20/2013	GST	60,830	1,908	0	1,908
Pay	S&P 500 Index	0.075	12/20/2013	BRC	52,120	1,726	0	1,726

						$11,732	$0	$11,732

(m)	Purchased options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - NYMEX Brent Crude December Futures	N/A	$117.000	11/15/2013	1,023	$	N/A	$3,888	$2,046
Put - OTC Brent Crude March Futures	BOA	87.000	02/08/2013	N/A		10,200	40	11
Put - OTC Gold December Futures	MYC	1,560.000	12/03/2013	N/A		4,680	2,293	2,311
Put - OTC Gold December Futures	MYC	1,520.000	12/05/2013	N/A		4,480	2,016	1,754
Put - OTC Gold December Futures	UAG	1,520.000	12/05/2013	N/A		2600	1,183	1,018
Put - OTC Gold June Futures	DUB	1,555.000	06/25/2013	N/A		1,150	312	230
Put - OTC Gold November Futures	MYC	1,570.000	11/01/2013	N/A		5,275	3,192	2,500
Put - OTC Gold November Futures	UAG	1,570.000	11/01/2013	N/A		4,385	2,661	2,078
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	N/A		4,284	171	22
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	N/A		57,600	4,147	530
Call - OTC WTI Crude December Futures	FBF	120.000	11/15/2013	N/A		5,000	710	81
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	N/A		9,800	684	90
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	N/A		102,000	6,326	1,449
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	N/A		15,000	1,122	138

							$28,745	$14,258

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$117,000	$5,949	$2,226

(n)	Written options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - NYMEX Brent Crude December Futures	N/A	$77.000	11/15/2013	1,023	$	N/A	$4,863	$(3,632)
Put - NYMEX Natural Gas February Futures	N/A	3,150.000	01/28/2013	122		N/A	73	(60)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	N/A		57,600	4,303	(651)
Call - OTC Brent Crude December Futures	FBF	129.000	11/11/2013	N/A		5,000	713	(108)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	N/A		9,800	706	(111)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	N/A		102,000	6,426	(1,652)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	N/A		15,000	1,164	(170)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	N/A		10,200	200	(11)
Put - OTC Heating Oil March Futures	BOA	250.000	02/25/2013	N/A		4,284	69	(22)
Put - OTC Platinum December Futures	MYC	1,450.000	12/03/2013	N/A		4,680	2,820	(3,039)
Put - OTC Platinum December Futures	MYC	1,410.000	12/05/2013	N/A		4,480	2,419	(2,281)
Put - OTC Platinum December Futures	UAG	1,410.000	12/05/2013	N/A		2,600	1,412	(1,324)
Put - OTC Platinum June Futures	DUB	1,433.000	06/25/2013	N/A		1,150	385	(333)
Put - OTC Platinum November Futures	MYC	1,420.000	11/01/2013	N/A		5,275	3,692	(2,811)
Put - OTC Platinum November Futures	UAG	1,420.000	11/01/2013	N/A		4,385	2,987	(2,337)

							$32,232	$(18,542)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		$34,100	$79	$(30)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		34,100	90	(11)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		220,000	2,596	(8,583)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		220,000	4,136	(12)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		471,300	1,125	(413)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		471,300	1,125	(148)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		479,200	5,699	(18,696)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		479,200	9,301	(27)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		491,500	5,898	(771)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		214,900	473	(188)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		214,900	548	(68)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		41,300	124	(92)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		55,100	141	(147)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		55,100	148	(122)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	76,800	406	0

								$31,889	$(29,308)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BPS	218.803	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	02/11/2021	$85,000	$863	$(178)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	325,100	2,907	(631)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	33,400	431	(66)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	36,600	275	(78)
Floor - OTC CPURNSA Index	RYL	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015	9,100	211	(20)

						$4,687	$(973)

(o)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2043	$3,000	$3,213	$(3,217)

(p)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	3,217		$3,364	BRC	$25	$0 $	25
01/2013		4,649		4,904	RYL	79	0	79
01/2013		569,750		588,951	UAG	0	(2,399)	(2,399)
01/2013		33		35	WST	0	0	0
01/2013	EUR	125,089		161,354	BOA	0	(3,758)	(3,758)
01/2013		80,668		104,468	BPS	0	(2,010)	(2,010)
01/2013		12,128		15,687	BRC	2	(323)	(321)
01/2013		846		1,104	CBK	0	(13)	(13)
01/2013		10,701		14,065	DUB	0	(62)	(62)
01/2013		162,109		210,923	FBF	0	(3,053)	(3,053)
01/2013		6,189		8,148	MSC	0	(22)	(22)
01/2013		10,799		14,044	UAG	0	(210)	(210)
01/2013	GBP	194,574		310,742	BOA	0	(5,333)	(5,333)
01/2013		988		1,588	RBC	0	(17)	(17)
01/2013		619		1,000	RYL	0	(5)	(5)
01/2013	IDR	2,425,687		248	MSC	0	0	0
01/2013	MYR	2,198		714	UAG	0	(5)	(5)
01/2013		$23,208	AUD	22,469	HUS	112	0	112
01/2013		8,381		8,133	JPM	60	0	60
01/2013		1,261		1,209	RBC	0	(6)	(6)
01/2013		355		338	UAG	0	(5)	(5)
01/2013		34,075	EUR	26,207	BOA	520	0	520
01/2013		249,935		189,347	BRC	3	(9)	(6)
01/2013		2,778		2,140	DUB	47	0	47
01/2013		536		413	FBF	9	0	9
01/2013		1,427		1,108	HUS	35	0	35
01/2013		253,329		190,819	JPM	10	(1,467)	(1,457)
01/2013		2,128		1,644	RBC	42	0	42
01/2013		528		406	RYL	8	0	8
01/2013		319,142	GBP	195,985	GSC	0	(774)	(774)
01/2013		314		196	RYL	4	0	4
01/2013		1,219	JPY	100,000	DUB	0	(65)	(65)
01/2013		1,702	ZAR	14,490	GSC	1	0	1
01/2013		191		1,680	RBC	7	0	7
01/2013	ZAR	198,245		$22,424	JPM	0	(874)	(874)
02/2013	BRL	675		321	BOA	0	(7)	(7)
02/2013		8,731		4,170	FBF	0	(76)	(76)
02/2013	CNY	194,629		30,547	JPM	0	(391)	(391)
02/2013	EUR	189,153		249,762	BRC	22	0	22
02/2013		190,563		253,079	JPM	1,477	0	1,477
02/2013	GBP	195,985		319,110	GSC	769	0	769
02/2013		$4,676	BRL	9,803	BOA	92	0	92
02/2013		19,175		40,086	BRC	320	0	320
02/2013		1,628		3,415	DUB	33	0	33
02/2013		33,353		69,286	HUS	345	0	345
02/2013		50		105	MSC	1	0	1
02/2013		376		785	UAG	6	0	6
02/2013		31,605	CNY	201,010	HUS	347	0	347
03/2013	CAD	209,283		$212,368	DUB	2,316	0	2,316
03/2013		336		340	MSC	3	0	3
03/2013		67,357		68,210	RBC	605	0	605
03/2013	GBP	29,415		47,799	UAG	26	0	26
03/2013		$6,865	CAD	6,791	CBK	0	(49)	(49)
03/2013		340		336	DUB	0	(3)	(3)
03/2013		1,145		1,132	HUS	0	(9)	(9)
04/2013	MXN	317,660		$24,147	UAG	0	(222)	(222)
04/2013		$131	MXN	1,715	DUB	1	0	1
04/2013		18,312		240,593	HUS	145	0	145
04/2013		874		11,431	JPM	3	0	3
04/2013		7,350		96,539	RBC	56	0	56

						$7,531	$(21,167)	$(13,636)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$94,178	$0	$94,178
Corporate Bonds & Notes
Banking & Finance	0	822,219	0	822,219
Industrials	0	138,558	3,715	142,273
Utilities	0	91,680	0	91,680
Municipal Bonds & Notes
California	0	9,803	0	9,803
New Jersey	0	3,269	0	3,269
Ohio	0	1,920	0	1,920
Puerto Rico	0	3,439	0	3,439
Texas	0	3,444	0	3,444
West Virginia	0	8,277	0	8,277
U.S. Government Agencies	0	183,925	60,198	244,123
U.S. Treasury Obligations	0	18,351,280	0	18,351,280
Mortgage-Backed Securities	0	652,911	9,357	662,268
Asset-Backed Securities	0	283,213	2,997	286,210
Sovereign Issues	0	1,722,373	0	1,722,373
Preferred Securities
Banking & Finance	13,325	7,612	0	20,937
Short-Term Instruments
Certificates of Deposit	0	68,608	0	68,608
Commercial Paper	0	20,304	0	20,304
Repurchase Agreements	0	24,517	0	24,517
U.S. Treasury Bills	0	69,598	0	69,598
Central Funds Used for Cash Management Purposes	65,478	0	0	65,478
Purchased Options
Commodity Contracts	2,046	12,212	0	14,258
Interest Rate Contracts	0	2,226	0	2,226
	$80,849	$22,575,566	$76,267	$22,732,682

Short Sales, at value	$0	$(3,217)	$0	$(3,217)

Financial Derivative Instruments - Assets
Commodity Contracts	9,871	14,053	0	23,924
Credit Contracts	0	3,155	0	3,155
Equity Contracts	0	8,357	0	8,357
Foreign Exchange Contracts	0	7,530	0	7,530
Interest Rate Contracts	2,134	13,005	0	15,139
	$12,005	$46,100	$0	$58,105

Financial Derivative Instruments - Liabilities
Commodity Contracts	(13,225)	(129,810)	0	(143,035)
Credit Contracts	0	(5,002)	0	(5,002)
Equity Contracts	0	(14,257)	0	(14,257)
Foreign Exchange Contracts	0	(21,167)	0	(21,167)
Interest Rate Contracts	(521)	(29,459)	(973)	(30,953)

	$(13,746)	$(199,694)	$(973)	$(214,413)

Totals	$79,108	$22,418,755	$75,294	$22,573,157

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Industrials	$3,675	$0	$(198)	$0	$0	$238	$0	$0	$3,715	$248
U.S. Government Agencies	65,629	0	(5,478)	0	0	47	0	0	60,198	65
Mortgage-Backed Securities	0	0	0	0	0	0	9,357	0	9,357	0
Asset-Backed Securities	11,459	0	(6,612)	2	(242)	46	0	(1,656)	2,997	3

	$80,763	$0	$(12,288)	$2	$(242)	$331	$9,357	$(1,656)	$76,267	$316
Financial Derivative Instruments - Assets
Commodity Contracts	$2,981	$0	$0	$0	$0	$(2,981)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Commodity Contracts	(543)	0	0	0	0	543	0	0	0	0
Interest Rate Contracts	(1,282)	266	0	0	1,094	(1,051)	0	0	(973)	55

	$(1,825)	$266	$0	$0	$1,094	$(508)	$0	$0	$(973)	$55

Totals	$81,919	$266	$(12,288)	$2	$852	$(3,158)	$9,357	$(1,656)	$75,294	$371

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (%Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes Industrials	$3,715	Third Party Vendor	Broker Quote	112.50
U.S. Government Agencies	60,198	Third Party Vendor	Broker Quote	100.38 - 100.50
Mortgage-Backed Securities	9,357	Benchmark Pricing	Base Price	116.00
Asset-Backed Securities	2,243	Benchmark Pricing	Base Price	100.22
	754	Third Party Vendor	Broker Quote	101.75

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(973)	Indicative Market Quotations	Broker Quote	0.19 - 0.22

Total	$75,294

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 1.2%
AGFC Capital Trust
6.000% due 01/15/2067	$6,800	$4,233
Intesa Sanpaolo SpA
3.625% due 08/12/2015	5,000	5,006
MBIA Insurance Corp.
14.000% due 01/15/2033	3,000	540

Total Corporate Bonds & Notes (Cost $9,585)		9,779

CONVERTIBLE BONDS & NOTES 71.8%
BANKING & FINANCE 5.8%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	5,305	5,902
Air Lease Corp.
3.875% due 12/01/2018	5,000	5,434
BGC Partners, Inc.
4.500% due 07/15/2016	2,300	2,122
Boston Properties LP
3.625% due 02/15/2014	4,260	4,510
3.750% due 05/15/2036	10,600	11,600
Digital Realty Trust LP
5.500% due 04/15/2029	1,200	2,035
Health Care REIT, Inc.
3.000% due 12/01/2029	3,000	3,696
SL Green Operating Partnership LP
3.000% due 10/15/2017	11,050	12,438

		47,737

INDUSTRIALS 63.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	8,295	7,756
AK Steel Corp.
5.000% due 11/15/2019	3,000	3,390
Alcoa, Inc.
5.250% due 03/15/2014	2,800	4,023
Alliance Data Systems Corp.
1.750% due 08/01/2013	1,700	3,144
Alliance One International, Inc.
5.500% due 07/15/2014	445	437
Alpha Natural Resources, Inc.
2.375% due 04/15/2015	1,230	1,149
Amgen, Inc.
0.375% due 02/01/2013	11,640	13,088
Amkor Technology, Inc.
6.000% due 04/15/2014	2,300	3,434
Anixter International, Inc.
1.000% due 02/15/2013	3,150	3,611
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	3,213
Central European Distribution Corp.
3.000% due 03/15/2013	4,828	2,535
Cephalon, Inc.
2.500% due 05/01/2014	8,000	9,668
Chart Industries, Inc.
2.000% due 08/01/2018	1,200	1,484
Chesapeake Energy Corp.
2.500% due 05/15/2037 (d)	21,620	19,566
2.750% due 11/15/2035	14,500	13,938
Ciena Corp.
4.000% due 03/15/2015	6,200	7,068
Concur Technologies, Inc.
2.500% due 04/15/2015	1,375	1,929
Continental Airlines, Inc.
4.500% due 01/15/2015	2,000	2,895
Danaher Corp.
0.000% due 01/22/2021	1,500	2,445
Electronic Arts, Inc.
0.750% due 07/15/2016	4,000	3,707
EMC Corp.
1.750% due 12/01/2013	23,740	37,910
Endo Health Solutions, Inc.
1.750% due 04/15/2015	3,750	4,165

Equinix, Inc.
3.000% due 10/15/2014	1,200	2,347
4.750% due 06/15/2016	2,500	6,336
Ford Motor Co.
4.250% due 12/15/2036 (d)	10,500	16,314
General Cable Corp.
0.875% due 11/15/2013	2,000	1,991
Gilead Sciences, Inc.
1.000% due 05/01/2014	6,500	10,660
1.625% due 05/01/2016	7,300	12,323
Hertz Global Holdings, Inc.
5.250% due 06/01/2014	2,500	5,084
Hologic, Inc.
2.000% due 12/15/2037	15,052	15,553
Hornbeck Offshore Services, Inc.
1.500% due 09/01/2019	5,000	5,050
Illumina, Inc.
0.250% due 03/15/2016	5,000	4,872
Incyte Corp. Ltd.
4.750% due 10/01/2015	2,700	5,376
Intel Corp.
2.950% due 12/15/2035	400	417
International Game Technology
3.250% due 05/01/2014	12,500	13,102
Jarden Corp.
1.875% due 09/15/2018	2,400	2,441
JDS Uniphase Corp.
1.000% due 05/15/2026	7,600	7,609
Kinross Gold Corp.
1.750% due 03/15/2028	5,000	5,022
Lam Research Corp.
1.250% due 05/15/2018	5,000	4,966
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,841
Lennar Corp.
2.000% due 12/01/2020	5,000	7,278
Liberty Interactive LLC
3.500% due 01/15/2031	1,500	721
4.000% due 11/15/2029	2,000	1,340
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	10,059	10,392
Linear Technology Corp.
3.000% due 05/01/2027	5,100	5,336
Medicis Pharmaceutical Corp.
1.375% due 06/01/2017	2,000	2,197
Mentor Graphics Corp.
4.000% due 04/01/2031	2,000	2,361
MGM Resorts International
4.250% due 04/15/2015 (d)	10,100	10,712
Microchip Technology, Inc.
2.125% due 12/15/2037	10,400	13,182
Micron Technology, Inc.
1.500% due 08/01/2031	5,000	4,647
1.875% due 06/01/2014	5,000	4,981
Microsoft Corp.
0.000% due 06/15/2013	5,000	5,028
Molycorp, Inc.
3.250% due 06/15/2016	4,700	3,078
Mylan, Inc.
3.750% due 09/15/2015	3,300	7,031
Navistar International Corp.
3.000% due 10/15/2014	5,000	4,591
NetApp, Inc.
1.750% due 06/01/2013	23,500	26,526
Newmont Mining Corp.
1.625% due 07/15/2017	26,500	34,549
Novellus Systems, Inc.
2.625% due 05/15/2041	4,000	5,000
Omnicare, Inc.
3.250% due 12/15/2035	3,040	3,048
3.750% due 12/15/2025	1,500	2,218
PHH Corp.
6.000% due 06/15/2017	3,000	5,959
Rovi Corp.
2.625% due 02/15/2040	4,950	4,947
Saks, Inc.
2.000% due 03/15/2024	5,000	5,212
Salesforce.com, Inc.
0.750% due 01/15/2015	2,800	5,617
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	3,300	3,195
2.750% due 05/15/2015	1,500	1,723
SanDisk Corp.
1.500% due 08/15/2017	5,100	5,941
SBA Communications Corp.
4.000% due 10/01/2014	2,400	5,686

Steel Dynamics, Inc.
5.125% due 06/15/2014	2,500	2,733
Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,955	6,055
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	2,010
Symantec Corp.
1.000% due 06/15/2013	10,800	11,644
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	3,000	3,079
Trinity Industries, Inc.
3.875% due 06/01/2036	1,810	2,033
U.S. Steel Corp.
4.000% due 05/15/2014	5,000	5,416
VeriSign, Inc.
3.250% due 08/15/2037	4,500	5,698
Vertex Pharmaceuticals, Inc.
3.350% due 10/01/2015	2,000	2,259
Walter Investment Management Corp.
4.500% due 11/01/2019	7,500	7,955
Wright Medical Group, Inc.
2.000% due 08/15/2017	3,000	3,184
Xilinx, Inc.
2.625% due 06/15/2017	6,400	8,744
XPO Logistics, Inc.
4.500% due 10/01/2017	600	717

		525,882

UTILITIES 2.1%
CenterPoint Energy, Inc.
0.306% due 09/15/2029	275	11,309
Time Warner Telecom, Inc.
2.375% due 04/01/2026	4,265	5,857

		17,166

Total Convertible Bonds & Notes (Cost $561,571)		590,785

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014 ^	320	110

Total Municipal Bonds & Notes (Cost $320)		110

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(g)	100	96
U.S. Treasury Notes
1.000% due 11/30/2019	126,100	124,780

Total U.S. Treasury Obligations (Cost $125,170)		124,876

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc.
1.260% due 12/25/2033	121	116

Total Asset-Backed Securities (Cost $99)		116

	SHARES
COMMON STOCKS 6.7%
CONSUMER DISCRETIONARY 1.2%
Liberty Global, Inc. ‘A’ (a)	1	0
Motors Liquidation Co. GUC Trust (a)	10,131	215
priceline.com, Inc. (a)	15,352	9,536

		9,751

CONSUMER STAPLES 0.2%
Dole Food Co., Inc. (a)	97,155	1,114
SUPERVALU, Inc.	115,050	284

		1,398

ENERGY 0.5%
MPLX LP (a)	134,819	4,205

FINANCIALS 1.5%
Citigroup, Inc.	315,541	12,483
Elan Corp. PLC SP - ADR (a)	1	0

		12,483

INFORMATION TECHNOLOGY 3.3%
Advanced Micro Devices, Inc. (a)	1,834,000	4,402
Alliance Data Systems Corp. (a)	34,630	5,013
Intel Corp.	853,171	17,601

		27,016

Total Common Stocks (Cost $66,071)		54,853

CONVERTIBLE PREFERRED SECURITIES 16.8%
BANKING & FINANCE 6.6%
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)	142,000	8,121
MetLife, Inc.
5.000% due 10/08/2014	215,000	9,561
Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	480,910	4,353
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	25,958	31,799

		53,834

INDUSTRIALS 6.3%
AngloGold Ashanti Holdings Finance PLC
6.000% due 09/15/2013	246,100	9,197
Apache Corp.
6.000% due 08/01/2013	238,200	10,886
General Motors Co.
4.750% due 12/01/2013	542,000	23,918
Motors Liquidation Co.
5.250% due 03/06/2032	400,000	0
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	65,000	7,847

		51,848

UTILITIES 3.9%
AES Trust
6.750% due 10/15/2029	53,870	2,675
NextEra Energy, Inc.
7.000% due 09/01/2013	200,000	10,600
PPL Corp.
8.750% due 05/01/2014	100,000	5,373
9.500% due 07/01/2013	260,000	13,600

		32,248

Total Convertible Preferred Securities (Cost $136,277)		137,930

PREFERRED SECURITIES 1.1%
INDUSTRIALS 1.1%
United Technologies Corp.
7.500% due 08/01/2015	160,000	8,914

Total Preferred Securities (Cost $8,000)		8,914

PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS 1.9%
BNP Paribas Securities Corp.
0.290% due 01/02/2013	$12,700	12,700
(Dated 12/31/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $13,155. Repurchase proceeds are $12,700.)

State Street Bank and Trust Co.
0.010% due 01/02/2013	2,603	2,603
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $2,657. Repurchase proceeds are $2,603.)

		15,303

U.S. TREASURY BILLS 1.5%
0.166% due 02/07/2013 - 12/12/2013 (b)(d)(f)(g)(h)	12,831	12,822

Total Short-Term Instruments (Cost $28,122)		28,125

PURCHASED OPTIONS (j) 0.1%
(Cost $425)		534

Total Investments 116.3% (Cost $935,640)		$956,022
Written Options (k) (0.1%) (Premiums $453)		(543)
Other Assets and Liabilities (Net) (16.2%)		(133,300)

Net Assets 100.0%		$822,179

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Securities with an aggregate market value of $33,885 and cash of $33,877 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $66,000 at a weighted average interest rate of 0.145%.

(f)	Securities with an aggregate market value of $5,600 and cash of $401 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini NASDAQ 100 Index March Futures	Short	03/2013	222	$(23)
E-mini S&P 500 Index March Futures	Long	03/2013	620	(36)
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	688	(816)
S&P 500 Index March Futures	Short	03/2013	44	81
U.S. Treasury 10-Year Note March Futures	Long	03/2013	329	(36)

				$(830)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,706 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$24,354	$433	$1,848
CDX.HY-19 5-Year Index	5.000%	12/20/2017	28,400	158	634

				$591	$2,482

(h)	Securities with an aggregate market value of $2,615 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	06/20/2015	7.575%		$3,000	$166	$105	$61
AK Steel Corp.	GST	(5.000%	)	12/20/2014	5.996%		5,000	83	388	(305)
Chesapeake Energy Corp.	GST	(5.000%	)	06/20/2014	2.469%		2,000	(77)	35	(112)
Chesapeake Energy Corp.	MYC	(5.000%	)	06/20/2014	2.469%		5,000	(192)	25	(217)
International Game Technology	DUB	(1.000%	)	06/20/2014	0.496%		9,200	(72)	212	(284)
Intesa Sanpaolo SpA	GST	(3.000%	)	09/20/2015	2.095%	EU	R 5,000	(165)	389	(554)
Lennar Corp.	BRC	(5.000%	)	12/20/2013	0.375%		$4,600	(217)	(105)	(112)
MBIA Insurance Corp.	GST	(5.000%	)	03/20/2013	75.162%		3,000	397	540	(143)
MGM Resorts International	CBK	(5.000%	)	09/20/2016	3.939%		4,000	(155)	520	(675)

								$(232)	$2,109	$(2,341)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	5.000%	09/20/2017	9.776%	$1,500	$(247)	$(86)	$(161)
Advanced Micro Devices, Inc.	GST	5.000%	09/20/2017	9.776%	3,500	(577)	(192)	(385)
CMS Energy Corp.	BOA	1.000%	12/20/2015	0.636%	6,500	72	(360)	432
HCA, Inc.	CBK	2.400%	06/20/2014	0.786%	400	10	0	10
Nokia OYJ	FBF	5.000%	09/20/2017	6.203%	EUR 10,000	(607)	(2,198)	1,591
Radioshack Corp.	DUB	5.000%	09/20/2013	8.906%	$8,000	(201)	(340)	139
Starwood Hotels & Resorts Worldwide, Inc.	DUB	1.000%	12/20/2014	0.443%	13,000	148	172	(24)
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	4.810%	900	7	(14)	21

						$(1,395)	$(3,018)	$1,623

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
CDX.HY-19 5-Year Index	MYC	5.000%	12/20/2017	$29,700	$144	$(483)	$627

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Purchased options outstanding as of December 31, 2012:

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-19 5-Year Index	CBK	Buy	99.500%	03/20/2013	$25,000	$425	$534

(k)	Written options outstanding as of December 31, 2012:

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	CBK	Sell	1.000%	03/20/2013	$125,000	$453	$(543)

(l)	Short sales outstanding as of December 31, 2012:

Description	Shares	Proceeds	Market Value
3M Co.	42,688	$3,881	$(3,964)
A.O. Smith Corp.	109,114	5,364	(6,882)
Donaldson Co., Inc.	90,329	2,910	(2,966)
Eastman Kodak Co.	364,380	1,334	(65)
Emerson Electric Co.	77,610	3,869	(4,110)
MBIA, Inc.	134,714	1,001	(1,058)
Mead Johnson Nutrition Co.	69,500	5,530	(4,579)
Nokia OYJ	967,254	2,043	(3,736)
Yum! Brands, Inc.	180,493	11,771	(11,985)

		$37,703	$(39,345)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	62,539		$64,647	UAG	$0	$(263)	$(263)
01/2013	EUR	26,371		34,012	BPS	0	(800)	(800)
01/2013		1,234		1,570	CBK	0	(59)	(59)
01/2013		1,066		1,383	RYL	0	(24)	(24)
01/2013		10,912		14,270	UAG	0	(135)	(135)
01/2013	JPY	267,733		3,264	DUB	174	0	174
01/2013	MYR	5,125		1,673	BRC	0	(3)	(3)
01/2013		$34,308	AUD	32,638	UAG	0	(433)	(433)
01/2013		681	EUR	525	CBK	12	0	12
01/2013		395		298	HUS	0	(1)	(1)
01/2013		8,858		6,694	UAG	0	(21)	(21)
01/2013		1,659	MYR	5,125	BRC	17	0	17
02/2013	CNY	24,184		$3,826	UAG	0	(18)	(18)
02/2013		$25,171	BRL	51,963	HUS	101	0	101
02/2013		3,836	CNY	24,184	BRC	9	0	9
03/2013	GBP	2,852		$4,593	BOA	0	(39)	(39)
03/2013		$1,070	CAD	1,057	CBK	0	(9)	(9)
03/2013		2,626	PHP	110,050	BRC	72	0	72
04/2013		1,666	MYR	5,125	BRC	4	0	4
04/2014	CNY	32,587		$5,132	JPM	3	0	3
04/2014		$5,301	CNY	32,587	JPM	0	(173)	(173)

						$392	$(1,978)	$(1,586)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$9,779	$0	$9,779
Convertible Bonds & Notes
Banking & Finance	0	47,737	0	47,737
Industrials	0	525,882	0	525,882
Utilities	0	17,166	0	17,166
Municipal Bonds & Notes
Illinois	0	110	0	110
U.S. Treasury Obligations	0	124,876	0	124,876
Asset-Backed Securities	0	116	0	116
Common Stocks
Consumer Discretionary	9,751	0	0	9,751
Consumer Staples	1,398	0	0	1,398
Energy	4,205	0	0	4,205
Financials	12,483	0	0	12,483
Information Technology	27,016	0	0	27,016
Convertible Preferred Securities
Banking & Finance	0	53,834	0	53,834
Industrials	0	51,848	0	51,848
Utilities	13,275	18,973	0	32,248
Preferred Securities
Industrials	0	8,914	0	8,914
Short-Term Instruments
Repurchase Agreements	0	15,303	0	15,303
U.S. Treasury Bills	0	12,822	0	12,822
Purchased Options
Credit Contracts	0	534	0	534
	$68,128	$887,894	$0	$956,022

Short Sales, at value	$(39,345)	$0	$0	$(39,345)

Financial Derivative Instruments - Assets
Credit Contracts	0	5,342	21	5,363
Equity Contracts	81	0	0	81
Foreign Exchange Contracts	0	392	0	392
	$81	$5,734	$21	$5,836

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,515)	0	(3,515)
Equity Contracts	(59)	0	0	(59)
Foreign Exchange Contracts	0	(1,978)	0	(1,978)
Interest Rate Contracts	(852)	0	0	(852)

	$(911)	$(5,493)	$0	$(6,404)

Totals	$27,953	$888,135	$21	$916,109

(ii) There were assets and liabilities valued at $120,302 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$39	$0	$(40)	$0	$3	$(2)	$0	$0	$0	$0
Convertible Bonds & Notes
Banking & Finance	3,974	0	(4,000)	0	0	26	0	0	0	0
Convertible Preferred Securities
Industrials	100	0	0	0	0	(100)	0	0	0	(100)

	$4,113	$0	$(4,040)	$0	$3	$(76)	$0	$0	$0	$(100)
Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$21	$0	$0	$21	$21

Totals	$4,113	$0	$(4,040)	$0	$3	$(55)	$0	$0	$21	$(79)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Convertible Preferred Securities
Industrials	$0	Other Valuation Techniques (4)	—	—
Financial Derivative Instruments - Assets
Credit Contracts	$21	Indicative Market Quotations	Broker Quote	0.58

Total	$21

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 19.1%
Ancestry.com
6.750% due 12/28/2018	$2,525	$2,445
Arch Coal, Inc.
5.750% due 05/16/2018	4,910	4,972
Ardent Medical Services, Inc.
6.750% due 05/02/2018	2,000	2,040
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018	792	799
Bausch & Lomb, Inc.
5.250% due 05/17/2019	423	427
Biomet, Inc.
3.960% due 07/25/2017	3,890	3,919
Charter Communications, Inc.
3.470% due 09/06/2016	512	515
4.000% due 05/15/2019	199	200
Chrysler Group LLC
6.000% due 05/24/2017	1,435	1,469
CNO Financial Group, Inc.
4.250% due 09/28/2016	404	407
Colfax Corp.
3.210% - 3.211% due 01/13/2017	456	454
4.500% due 01/13/2019	1,287	1,300
Crown Castle Operating Co.
4.000% due 01/31/2019	1,040	1,047
DaVita, Inc.
2.720% due 11/01/2017	4,650	4,625
Delos Aircraft, Inc.
4.750% due 04/12/2016	1,000	1,012
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	963	967
Fortescue Metals Group Ltd.
5.250% due 10/18/2017	4,838	4,887
Freedom Group, Inc.
5.500% due 04/19/2019	697	681
Georgia Gulf Corp.
4.000% due 12/30/2013	1,200	1,193
HD Supply, Inc.
7.250% due 10/12/2017	1,995	2,053
Health Management Associates, Inc.
4.500% due 11/18/2018	990	999
Hertz Corp.
3.750% due 03/11/2018	1,300	1,304
Hologic, Inc.
4.500% due 08/01/2019	848	859
IMS Health, Inc.
4.500% due 08/26/2017	574	578
Kinetic Concepts, Inc.
5.500% - 6.500% due 05/04/2018	2,918	2,954
MGM Resorts International
4.250% due 12/20/2019	6,750	6,832
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	2,400	2,408
NXP BV
4.500% due 03/04/2017	1,631	1,663
4.750% due 01/11/2020	4,225	4,250
Phillips Van Heusen Corp.
3.250% due 12/19/2019	2,525	2,543
Plains Exploration & Production Co.
4.000% due 11/30/2019	1,025	1,030
Polyone Corp.
5.000% due 12/21/2017	990	1,000
Regent Seven Seas Cruises, Inc.
6.250% due 12/21/2018	2,024	2,055
Residential Cap LLC
5.000% due 11/18/2013	800	805
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018	875	887
Riverbed Technology, Inc.
4.000% due 12/18/2019	850	858
Roofing Supply Group LLC
5.000% due 05/31/2019	4,613	4,639
RPI Finance Trust
3.250% due 11/10/2016	299	301
Sealed Air Corp.
4.000% due 10/03/2018	4,345	4,413
Spectrum Brands Holdings, Inc.
4.500% due 12/17/2019	1,475	1,490

Springleaf Financial Funding Co.
5.500% due 05/10/2017		3,217	3,204
SunGard Data Systems, Inc.
4.500% due 01/31/2020		850	860
TransDigm, Inc.
4.000% due 02/14/2017		985	993
U.S. Foods, Inc.
5.750% due 03/31/2017		3,739	3,760
Valeant Pharmaceuticals International
4.250% due 02/13/2019		4,500	4,534
Vodafone Americas Finance
6.875% due 08/17/2015		1,128	1,157
Walter Energy, Inc.
5.750% due 04/01/2018		3,150	3,180
Warner Chilcott Co. LLC
4.250% due 03/15/2018		2,965	2,988

Total Bank Loan Obligations (Cost $96,667)			97,956

CORPORATE BONDS & NOTES 36.6%
BANKING & FINANCE 11.9%
Ally Financial, Inc.
5.500% due 02/15/2017		5,500	5,909
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,300	1,352
4.625% due 02/13/2017		2,150	2,284
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	5,500	7,430
Barclays Bank PLC
7.625% due 11/21/2022		$500	501
BBVA Bancomer S.A.
6.500% due 03/10/2021		500	558
CIT Group, Inc.
4.250% due 08/15/2017		5,475	5,662
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		800	836
E*TRADE Financial Corp.
6.375% due 11/15/2019		700	721
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	800	1,109
7.625% due 09/15/2014		200	280
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		$2,500	2,680
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (b)	GBP	350	558
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		$2,100	2,155
LBG Capital PLC
7.588% due 05/12/2020	GBP	705	1,205
9.334% due 02/07/2020		450	809
Mapfre S.A.
5.125% due 11/16/2015	EUR	2,100	2,901
Masonite International Corp.
8.250% due 04/15/2021		$2,200	2,365
Nationstar Mortgage LLC
7.875% due 10/01/2020		575	609
Piper Jaffray Cos.
4.811% due 11/30/2015		500	500
Rabobank Group
6.875% due 03/19/2020	EUR	300	442
Regions Financial Corp.
4.875% due 04/26/2013		$300	304
Santander Issuances S.A.U.
4.500% due 09/30/2019	EUR	500	564
SL Green Realty Corp.
4.500% due 12/01/2022		$4,800	4,824
SLM Corp.
6.000% due 01/25/2017		1,200	1,305
6.250% due 01/25/2016		2,000	2,185
8.450% due 06/15/2018		2,200	2,585
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022		1,300	1,404
Weyerhaeuser Co.
7.125% due 07/15/2023		500	589
7.375% due 10/01/2019		200	247
7.375% due 03/15/2032		2,000	2,522
7.950% due 03/15/2025		200	253
8.500% due 01/15/2025		2,525	3,362

			61,010

INDUSTRIALS 18.3%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		700	742

Alliance Data Systems Corp.
5.250% due 12/01/2017		3,900	3,978
ALROSA Finance S.A.
7.750% due 11/03/2020		250	291
Altice Financing S.A.
7.875% due 12/15/2019		1,150	1,222
American Airlines Pass-Through Trust
8.625% due 04/15/2023		2,045	2,121
10.375% due 01/02/2021		944	1,000
Aviation Capital Group Corp.
6.750% due 04/06/2021		500	518
7.125% due 10/15/2020		850	897
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		404	428
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	200	269
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		$1,100	1,151
Building Materials Corp. of America
6.750% due 05/01/2021		6,025	6,673
Cemex Finance LLC
9.500% due 12/14/2016		1,000	1,093
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		1,300	1,459
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,500	2,594
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018		5,000	5,036
Continental Airlines Pass-Through Trust
6.250% due 10/22/2021		600	636
9.250% due 11/10/2018		145	158
Continental Rubber Of America Corp.
4.500% due 09/15/2019		500	514
EuroChem Mineral & Chemical Co.
5.125% due 12/12/2017		2,500	2,524
Harvest Operations Corp.
6.875% due 10/01/2017		600	669
HCA, Inc.
5.875% due 03/15/2022		1,900	2,076
6.500% due 02/15/2020		1,650	1,860
HD Supply, Inc.
8.125% due 04/15/2019		4,950	5,655
Hiland Partners LP
7.250% due 10/01/2020		950	1,021
Inmet Mining Corp.
7.500% due 06/01/2021		875	912
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		4,875	5,204
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,225	1,115
New Gold, Inc.
6.250% due 11/15/2022		2,400	2,496
Pacific Drilling Ltd.
7.250% due 12/01/2017		2,200	2,294
PetroBakken Energy Ltd.
8.625% due 02/01/2020		3,750	3,825
PHH Corp.
7.375% due 09/01/2019		675	753
Ply Gem Industries, Inc.
9.375% due 04/15/2017		815	870
Reynolds Group Issuer, Inc.
8.250% due 02/15/2021		1,500	1,530
Rockies Express Pipeline LLC
3.900% due 04/15/2015		1,750	1,750
5.625% due 04/15/2020		3,160	3,121
6.850% due 07/15/2018		1,400	1,470
SBA Communications Corp.
5.625% due 10/01/2019		1,325	1,396
Studio City Finance Ltd.
8.500% due 12/01/2020		2,450	2,574
Tesoro Logistics LP
5.875% due 10/01/2020		3,400	3,545
U.S. Airways Pass-Through Trust
6.750% due 12/03/2022		1,100	1,128
8.000% due 04/01/2021		200	214
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		1,200	1,245
8.125% due 12/01/2017	EUR	200	287
USG Corp.
7.875% due 03/30/2020		$850	950
8.375% due 10/15/2018		990	1,104
9.750% due 01/15/2018		1,435	1,632
Whirlpool Corp.
4.700% due 06/01/2022		3,175	3,377
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,000	2,135

7.750% due 08/15/2020		2,200	2,519
Zhaikmunai LLP
7.125% due 11/13/2019		1,500	1,575

			93,606

UTILITIES 6.4%
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		1,625	1,625
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		3,300	3,531
9.750% due 10/15/2019		1,625	1,804
10.000% due 12/01/2020		1,800	2,039
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		2,200	2,470
9.250% due 04/23/2019		800	1,063
NGPL PipeCo LLC
7.119% due 12/15/2017		5,240	5,738
9.625% due 06/01/2019		1,600	1,848
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022		6,075	6,196
Targa Resources Partners LP
5.250% due 05/01/2023		4,925	5,122
TNK-BP Finance S.A.
7.500% due 07/18/2016		800	930
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	268

			32,634

Total Corporate Bonds & Notes (Cost $182,222)			187,250

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Notes
1.625% due 08/15/2022		$6,200	6,154
1.625% due 11/15/2022		27,000	26,675

Total U.S. Treasury Obligations (Cost $33,147)			32,829

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Assets LLC
0.420% due 10/25/2046		1,320	831
American Home Mortgage Investment Trust
2.277% due 11/25/2045 ^		149	117
Banc of America Funding Corp.
7.000% due 10/25/2037 ^		671	427
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		2,243	2,244
BCAP LLC Trust
0.420% due 04/25/2037		468	385
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	434	509
Countrywide Alternative Loan Trust
0.380% due 06/25/2036		$985	689
0.380% due 11/25/2036		582	407
0.380% due 05/25/2047		665	473
0.400% due 08/25/2046		601	387
0.400% due 09/25/2046		410	283
0.401% due 09/20/2046		1,013	577
0.520% due 11/25/2035		388	275
1.510% due 10/25/2035		849	666
1.565% due 08/25/2035		861	671
5.750% due 07/25/2035		400	346
6.000% due 05/25/2036		2,216	1,690
6.000% due 01/25/2037 ^		775	646
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 07/25/2037		697	668
First Horizon Alternative Mortgage Securities
2.432% due 08/25/2035		492	415
6.000% due 05/25/2036		29	25
6.000% due 07/25/2036 ^		149	131
Indymac Index Mortgage Loan Trust
0.460% due 02/25/2037		500	166
2.960% due 07/25/2037		843	477
JPMorgan Mortgage Trust
3.002% due 10/25/2036		1,656	1,296
MASTR Asset Securitization Trust
6.000% due 10/25/2036		151	151
Merrill Lynch Alternative Note Asset
0.320% due 03/25/2037		3,933	1,590
Residential Accredit Loans, Inc. Trust
3.316% due 07/25/2035		155	136
3.820% due 12/25/2035		942	671
3.879% due 09/25/2035		156	120
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		117	106

TBW Mortgage-Backed Trust
0.410% due 09/25/2036		738	681
WaMu Mortgage Pass-Through Certificates
2.261% due 07/25/2047		255	184
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		689	582
Wells Fargo Mortgage-Backed Securities Trust
2.760% due 03/25/2036		761	737

Total Mortgage-Backed Securities (Cost $18,597)			19,759

ASSET-BACKED SECURITIES 3.9%
Bear Stearns Asset-Backed Securities Trust
0.360% due 11/25/2036		990	675
0.450% due 06/25/2047		400	212
0.560% due 12/25/2035		1,093	681
0.610% due 09/25/2046		382	286
0.890% due 10/25/2035		1,400	698
1.460% due 08/25/2037		153	107
Berica ABS SRL
0.485% due 12/30/2055	EUR	1,100	1,368
Countrywide Asset-Backed Certificates
0.350% due 07/25/2037		$600	362
0.380% due 05/25/2037		525	401
2.610% due 01/25/2034		1,018	747
5.689% due 10/25/2046		500	413
Credit-Based Asset Servicing and Securitization LLC
0.360% due 11/25/2036		955	461
First Frankin Mortgage Loan Trust
0.690% due 12/25/2035		500	424
Fremont Home Loan Trust
0.380% due 02/25/2036		825	522
GSAA Trust
0.440% due 03/25/2036		1,472	1,152
HSI Asset Securitization Corp. Trust
0.390% due 04/25/2037		700	350
JPMorgan Mortgage Acquisition Corp.
0.400% due 03/25/2047		1,200	598
0.500% due 05/25/2035		1,000	798
Merrill Lynch Mortgage Investors, Inc.
0.280% due 04/25/2047		3,162	1,775
0.370% due 04/25/2037		2,500	1,019
Morgan Stanley ABS Capital
0.360% due 10/25/2036		2,850	1,332
0.360% due 12/25/2036		195	94
0.440% due 09/25/2036		1,200	593
Morgan Stanley Home Equity Loan Trust
0.560% due 04/25/2037		350	185
RAAC Series
0.550% due 08/25/2036		1,000	762
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037		2,189	1,147
Residential Asset Securities Corp. Trust
0.460% due 08/25/2036		1,024	617
Securitized Asset-Backed Receivables LLC
0.460% due 03/25/2036		2,000	1,086
Structured Asset Investment Loan Trust
0.360% due 09/25/2036		527	355
1.185% due 01/25/2035		2,639	907
1.335% due 01/25/2035		1,024	37
1.785% due 01/25/2035		1,102	25
1.935% due 01/25/2035		1,482	19

Total Asset-Backed Securities (Cost $19,018)			20,208

SOVEREIGN ISSUES 4.9%
Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/2016	EUR	3,400	4,803
4.750% due 05/01/2017		600	846
4.750% due 06/01/2017		3,600	5,063
Spain Government International Bond
3.250% due 04/30/2016		3,700	4,842
3.750% due 10/31/2015		5,800	7,715

4.250% due 10/31/2016	1,200	1,613

Total Sovereign Issues (Cost $24,385)		24,882

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Ally Financial, Inc.
7.000% due 01/30/2013 (b)	3,350	3,290

Total Preferred Securities (Cost $3,291)		3,290

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.8%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 06/28/2013	$1,200	1,198
Dexia Credit Local S.A.
1.400% due 09/20/2013	1,700	1,698

		2,896

COMMERCIAL PAPER 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	800	787
Santander S.A.
2.750% due 07/02/2013	2,000	1,984

		2,771

REPURCHASE AGREEMENTS 6.5%
Goldman Sachs Group, Inc.
0.250% due 01/14/2013	32,900	32,900
(Dated 11/28/2012. Collateralized by Fannie Mae 2.500% due 11/01/2027 valued at $33,768. Repurchase proceeds are $32,908.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	179	179
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $186. Repurchase proceeds are $179.)

		33,079

U.S. TREASURY BILLS 0.3%
0.167% due 08/22/2013 - 12/12/2013 (a)(e)(f)	1,693	1,691

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 20.9%
PIMCO Short-Term Floating NAV Portfolio	9,296,798	93,033
PIMCO Short-Term Floating NAV Portfolio III	1,383,327	13,826

		106,859

Total Short-Term Instruments (Cost $147,403)		147,296

PURCHASED OPTIONS (h) 0.0%
(Cost $199)		219

Total Investments 104.2% (Cost $524,929)		$533,689
Written Options (i) (0.0%) (Premiums $362)		(198)
Other Assets and Liabilities (Net) (4.2%)		(21,112)

Net Assets 100.0%		$512,379

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $22,697 at a weighted average interest rate of (0.110%).

(e)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $881 and cash of $1,267 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$2,673	$(48)	$(159)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	33,325	(186)	(255)

				$(234)	$(414)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	60,000	$26	$(68)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		$6,800	(14)	(14)

						$12	$(82)

(f)	Securities with an aggregate market value of $810 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(g)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	MYC	(1.000%	)	03/20/2017	1.106%		$1,390	$6	$27	$(21)
Australia & New Zealand Banking Group Ltd.	DUB	(1.000%	)	09/20/2017	0.992%		900	0	13	(13)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.351%		2,000	(52)	(30)	(22)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.802%		1,100	(10)	11	(21)
Carnival Corp.	FBF	(1.000%	)	09/20/2017	0.802%		600	(6)	5	(11)
Commerzbank AG	GST	(1.000%	)	12/20/2016	1.195%	EUR	950	9	93	(84)
Commonwealth Bank of Australia	DUB	(1.000%	)	09/20/2017	0.975%		$900	(1)	13	(14)
COX Communications, Inc.	UAG	(1.000%	)	12/20/2016	0.273%		1,300	(38)	(19)	(19)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	1.197%	EUR	950	9	95	(86)
Daimler Finance North America LLC	FBF	(1.000%	)	12/20/2016	0.801%		2,000	(22)	89	(111)
Diamond Offshore Drilling, Inc.	BOA	(1.000%	)	06/20/2017	0.534%		$1,650	(35)	(21)	(14)
DIRECTV Holdings LLC	DUB	(1.000%	)	09/20/2017	1.587%		800	20	17	3
DIRECTV Holdings LLC	FBF	(1.000%	)	09/20/2017	1.587%		825	21	20	1
DIRECTV Holdings LLC	UAG	(1.000%	)	09/20/2017	1.587%		1,050	28	22	6
Erste Group Bank AG	FBF	(1.000%	)	09/20/2016	1.152%	EUR	1,500	10	144	(134)
Lockheed Martin Corp.	GST	(1.000%	)	12/20/2016	0.568%		$1,000	(18)	(15)	(3)
Macy’s Retail Holdings, Inc.	MYC	(1.000%	)	12/20/2016	0.914%		1,000	(3)	12	(15)
Motorola Solutions, Inc.	BOA	(1.000%	)	12/20/2016	0.745%		1,350	(14)	1	(15)
National Australia Bank Ltd.	DUB	(1.000%	)	09/20/2017	1.003%		900	0	13	(13)
New York Times Co.	GST	(1.000%	)	12/20/2016	2.053%		650	26	65	(39)
News America, Inc.	DUB	(1.000%	)	06/20/2017	0.507%		225	(5)	(2)	(3)
News America, Inc.	UAG	(1.000%	)	06/20/2017	0.507%		1,525	(34)	(13)	(21)
Nexen, Inc.	BOA	(1.000%	)	06/20/2017	0.661%		700	(10)	38	(48)
Nexen, Inc.	FBF	(1.000%	)	09/20/2016	0.547%		1,000	(17)	45	(62)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2017	0.877%		1,750	(11)	17	(28)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	12/20/2016	0.367%		1,000	(25)	(8)	(17)
Quest Diagnostics, Inc.	FBF	(1.000%	)	12/20/2017	0.824%		1,400	(13)	(15)	2
Rabobank Group	BOA	(1.000%	)	12/20/2016	0.463%	EUR	600	(17)	4	(21)
Royal Caribbean Cruises Ltd.	BRC	(5.000%	)	03/20/2018	2.717%		$2,600	(291)	(285)	(6)
Suncor Energy, Inc.	BRC	(1.000%	)	12/20/2016	0.703%		1,000	(12)	35	(47)
Suncor Energy, Inc.	DUB	(1.000%	)	09/20/2016	0.661%		1,000	(13)	16	(29)
Texas Instruments, Inc.	GST	(1.000%	)	09/20/2017	0.394%		1,300	(37)	(38)	1
Time Warner Cable, Inc.	FBF	(1.000%	)	09/20/2017	0.983%		875	(1)	7	(8)
Westpac Banking Corp.	DUB	(1.000%	)	09/20/2017	1.011%		900	0	13	(13)
Wyndham Worldwide Corp.	BOA	(1.000%	)	12/20/2016	0.761%		1,000	(10)	44	(54)

								$(566)	$413	$(979)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	GST	5.000%	12/20/2017	5.665%		$1,225	$(31)	$(34)	$3
Chesapeake Energy Corp.	GST	5.000%	03/20/2018	5.747%		850	(24)	(24)	0
Fiat Finance & Trade S.A.	HUS	5.000%	12/20/2013	1.399%	EUR	250	13	(17)	30
Forest Oil Corp.	GST	5.000%	03/20/2017	5.280%		$700	(6)	(25)	19
Italy Government International Bond	BPS	1.000%	12/20/2017	2.768%		2,400	(191)	(252)	61
Masco Corp.	GST	5.000%	09/20/2017	1.955%		2,075	287	185	102
MetLife, Inc.	BRC	1.000%	12/20/2017	1.556%		600	(16)	(24)	8
MGM Resorts International	GST	5.000%	12/20/2017	5.478%		1,400	(26)	(84)	58
Peugeot S.A.	BRC	1.000%	09/20/2016	5.138%	EUR	350	(64)	(68)	4
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.437%		$400	(8)	(12)	4
RR Donnelley & Sons Co.	GST	5.000%	03/20/2013	1.157%		1,500	15	22	(7)
Sony Corp.	DUB	1.000%	03/20/2018	3.181%	JPY	10,000	(12)	(15)	3
Sony Corp.	JPM	1.000%	12/20/2017	3.096%		20,000	(22)	(30)	8
Sony Corp.	JPM	1.000%	03/20/2018	3.181%		20,000	(24)	(27)	3
Texas State General Obligation Bonds, Series 2002	GST	1.000%	09/20/2018	0.617%		$1,700	36	10	26
Tokyo Electric Power Co., Inc.	BOA	1.000%	06/20/2013	2.995%	JPY	37,400	(4)	(30)	26
Tokyo Electric Power Co., Inc.	GST	1.000%	06/20/2013	2.995%		37,400	(4)	(29)	25
UPC Holding BV	BRC	5.000%	09/20/2016	3.311%	EUR	250	20	(26)	46
UPC Holding BV	BRC	5.000%	09/20/2017	4.162%		950	47	(69)	116

							$(14)	$(549)	$535

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed) Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.HY-19 5-Year Index	FBF	(5.000%	)	12/20/2017		$7,600	$(37)	$24	$(61)
iTraxx Europe Senior Financials 18 Index	FBF	(1.000%	)	12/20/2017	EUR	5,500	141	262	(121)

							$104	$286	$(182)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	$2,800	$(60)	$(67)	$7
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017	2,600	(56)	(81)	25

					$(116)	$(148)	$32

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	18,800	$91	$(28)	$119
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		9,000	56	2	54
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		3,000	19	6	13
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		4,000	32	10	22
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		1,100	25	0	25
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	1,800	186	31	155
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,900	47	(22)	69
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,400	4	0	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		75,600	83	57	26
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		24,000	26	2	24
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		5,500	(5)	(1)	(4)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		100	0	0	0
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		16,300	93	26	67

							$657	$83	$574

(h)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,900	$151	$150

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	99.500%	03/20/2013	$3,200	$48	$69

(i)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	$1,300	$24	$0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	1,100	3	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,100	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	6,200	117	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	8,000	150	(125)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	700	12	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	1,100	2	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,100	3	0

							$314	$(128)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	BOA	Sell	1.000%	03/20/2013	$16,000	$48	$(70)

(j)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	1,543		$1,594	JPM	$0	$(7)	$(7)
01/2013	JPY	88,128		1,075	DUB	57	0	57
01/2013		104,061		1,232	HUS	31	0	31
01/2013		11,576		141	RBC	7	0	7
01/2013		$695	SGD	856	UAG	6	0	6
02/2013	CNY	7,397		$1,159	BRC	0	(17)	(17)
02/2013		3,293		518	HUS	0	(6)	(6)
02/2013		8,263		1,297	JPM	0	(17)	(17)
02/2013		$2,500	BRL	5,160	HUS	10	0	10
02/2013		3,011	CNY	18,983	BRC	7	0	7
02/2013		461	NOK	2,661	HUS	17	0	17
03/2013	EUR	13,156		$17,177	BRC	1	(200)	(199)
03/2013		13,146		17,099	CBK	0	(264)	(264)
03/2013		5,866		7,673	DUB	0	(75)	(75)
03/2013		1,600		2,121	HUS	8	0	8
03/2013		28		36	UAG	0	0	0
03/2013	GBP	1,473		2,359	JPM	0	(33)	(33)
03/2013		$328	CAD	324	CBK	0	(3)	(3)
04/2013		21	MXN	277	DUB	0	0	0
04/2013		513		6,698	JPM	1	0	1

						$145	$(622)	$(477)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$97,956	$0	$97,956
Corporate Bonds & Notes
Banking & Finance	0	59,674	1,336	61,010
Industrials	0	88,349	5,257	93,606
Utilities	0	32,634	0	32,634
U.S. Treasury Obligations	0	32,829	0	32,829
Mortgage-Backed Securities	0	19,759	0	19,759
Asset-Backed Securities	0	20,208	0	20,208
Sovereign Issues	0	24,882	0	24,882
Preferred Securities
Banking & Finance	0	3,290	0	3,290
Short-Term Instruments
Certificates of Deposit	0	2,896	0	2,896
Commercial Paper	0	2,771	0	2,771
Repurchase Agreements	0	33,079	0	33,079
U.S. Treasury Bills	0	1,691	0	1,691
Central Funds Used for Cash Management Purposes	106,859	0	0	106,859
Purchased Options
Credit Contracts	0	69	0	69
Interest Rate Contracts	0	150	0	150
	$106,859	$420,237	$6,593	$533,689

Financial Derivative Instruments - Assets
Credit Contracts	0	587	0	587
Foreign Exchange Contracts	0	145	0	145
Interest Rate Contracts	0	578	0	578
	$0	$1,310	$0	$1,310

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,665)	0	(1,665)
Foreign Exchange Contracts	0	(622)	0	(622)
Interest Rate Contracts	0	(214)	0	(214)

	$0	$(2,501)	$0	$(2,501)

Totals	$106,859	$419,046	$6,593	$532,498

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,300	$0	$0	$0	$36	$0	$0	$1,336	$36
Industrials	4,414	3,321	(2,483)	(17)	46	(24)	0	0	5,257	18

Totals	$4,414	$4,621	$(2,483)	$(17)	$46	$12	$0	$0	$6,593	$54

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$500	Benchmark Pricing	Base Price	100.00
	836	Third Party Vendor	Broker Quote	104.50
Industrials	5,257	Third Party Vendor	Broker Quote	102.50 - 115.75

Total	$6,593

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.7%
AES Corp.
4.250% due 05/27/2018		$2,305	$2,333
Biomet, Inc.
3.960% due 07/25/2017		10,274	10,351
CCM Merger, Inc.
6.000% due 03/01/2017		1,796	1,803
Charter Communications, Inc.
3.470% due 09/06/2016		2,581	2,598
Chrysler Group LLC
6.000% due 05/24/2017		5,418	5,544
CommScope, Inc.
4.250% due 01/14/2018		2,970	2,994
Community Health Systems, Inc.
2.462% due 07/25/2014		371	372
CSC Holdings LLC
1.962% due 03/29/2016		819	824
DaVita, Inc.
2.720% due 11/01/2017		3,900	3,879
4.000% due 11/01/2019		6,071	6,127
4.500% due 10/20/2016		98	99
Delos Aircraft, Inc.F
4.750% due 04/12/2016		5,700	5,771
Delphi Corp.
3.500% due 03/31/2017		2,441	2,457
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		2,068	2,077
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		229	232
First Data Corp.
2.961% due 09/24/2014		254	255
5.211% due 09/27/2018		6,500	6,390
Fortescue Metals Group Ltd.
5.250% due 10/18/2017		7,980	8,060
HCA, Inc.
2.712% due 05/02/2016		6,836	6,840
Hertz Corp.
3.750% due 03/11/2018		6,379	6,383
IASIS Healthcare LLC
5.000% due 05/03/2018		2,948	2,962
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018		8,000	8,074
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	3,800	5,051
Kinetic Concepts, Inc.
5.500% - 6.500% due 05/04/2018		$4,950	5,012
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		4,421	4,440
Nielsen Finance LLC
2.213% due 08/09/2013		878	880
Novelis, Inc.
4.000% due 03/10/2017		2,940	2,969
NRG Energy, Inc.
4.000% due 07/01/2018		9,850	9,969
Quintiles Transnational Corp.
4.500% due 06/08/2018		4,925	4,965
Residential Cap LLC
5.000% due 11/18/2013		2,500	2,516
RFC Borrower LLC
6.750% due 11/18/2013		1,000	1,013
Springleaf Financial Funding Co.
5.500% due 05/10/2017		19,000	18,923
SunGard Data Systems, Inc.
1.959% due 02/28/2014		580	582
Terex Corp.
4.500% due 04/28/2017		1,995	2,019
Texas Competitive Electric Holdings Co. LLC
4.713% - 4.810% due 10/10/2017		8,049	5,420
TransDigm, Inc.
4.000% due 02/14/2017		1,960	1,976
U.S. Airways Group, Inc.
2.712% due 03/23/2014		2,917	2,882
UPC Holding BV
3.864% due 12/30/2016	EUR	3,750	4,969
4.114% due 12/31/2017		1,624	2,154
Vodafone Americas Finance
6.875% due 08/17/2015		$15,505	15,893
Warner Chilcott Co. LLC
4.250% due 03/15/2018		5,404	5,444

Weather Channel, Inc.
4.250% due 02/11/2017		1,952	1,975

Total Bank Loan Obligations (Cost $185,688)			185,477

CORPORATE BONDS & NOTES 56.5%
BANKING & FINANCE 20.7%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		9,200	9,182
ABN AMRO Bank NV
2.083% due 01/30/2014		14,400	14,575
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	292
Ally Financial, Inc.
3.510% due 02/11/2014		14,700	15,018
3.709% due 06/20/2014		15,725	16,165
7.500% due 12/31/2013		400	424
8.300% due 02/12/2015		7,200	8,037
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,029
American Express Co.
7.000% due 03/19/2018		700	885
7.250% due 05/20/2014		1,700	1,851
American International Group, Inc.
5.050% due 10/01/2015		3,600	3,975
5.450% due 05/18/2017		1,000	1,150
5.600% due 10/18/2016		6,500	7,427
5.850% due 01/16/2018		14,625	17,322
6.250% due 05/01/2036		8,400	10,851
8.175% due 05/15/2068		2,400	3,138
8.250% due 08/15/2018		4,400	5,793
8.625% due 05/22/2068	GBP	100	199
Anadarko Finance Co.
7.500% due 05/01/2031		$1,000	1,324
Banco Bradesco S.A.
2.410% due 05/16/2014		12,900	12,999
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,500	3,973
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,081
Banco do Brasil S.A.
3.875% due 10/10/2022		4,900	4,949
4.500% due 01/22/2015		14,900	15,816
4.500% due 01/20/2016	EUR	9,700	13,665
6.000% due 01/22/2020		$6,600	7,739
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,900	2,009
Banco Santander Brasil S.A.
2.408% due 03/18/2014		6,100	6,080
4.250% due 01/14/2016		7,300	7,610
4.500% due 04/06/2015		600	624
4.625% due 02/13/2017		10,900	11,581
Banco Santander Chile
3.750% due 09/22/2015		8,100	8,546
3.875% due 09/20/2022		10,900	11,189
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		8,000	8,160
Banco Votorantim S.A.
5.250% due 02/11/2016		10,900	11,527
Bank of America Corp.
0.880% due 05/23/2017	EUR	300	368
4.750% due 08/01/2015		$1,400	1,512
5.650% due 05/01/2018		700	815
5.750% due 12/01/2017		200	233
6.000% due 09/01/2017		4,915	5,760
7.375% due 05/15/2014		2,900	3,141
7.625% due 06/01/2019		920	1,178
Bank of America N.A.
6.000% due 06/15/2016		200	227
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	942
Barclays Bank PLC
1.380% due 01/13/2014		$1,300	1,307
5.000% due 09/22/2016		2,400	2,692
5.125% due 01/08/2020		700	798
6.000% due 01/23/2018	EUR	200	300
6.050% due 12/04/2017		$600	666
6.750% due 05/22/2019		9,000	10,998
10.000% due 05/21/2021	GBP	15,350	33,581
10.179% due 06/12/2021		$7,280	9,951
14.000% due 06/15/2019 (e)	GBP	2,000	4,355
BBVA Bancomer S.A.
4.500% due 03/10/2016		$21,900	23,378
6.500% due 03/10/2021		1,400	1,561

7.250% due 04/22/2020		2,500	2,800
Bear Stearns Cos. LLC
5.700% due 11/15/2014		1,700	1,848
6.400% due 10/02/2017		1,400	1,683
7.250% due 02/01/2018		9,500	11,913
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	516
BM&FBovespa S.A.
5.500% due 07/16/2020		100	114
BNP Paribas Capital Trust
5.868% due 01/16/2013 (e)	EUR	4,870	6,465
BNP Paribas S.A.
5.186% due 06/29/2015 (e)		$400	388
7.195% due 06/25/2037 (e)		9,000	9,270
BPCE S.A.
2.062% due 02/07/2014		7,000	7,080
4.625% due 07/30/2015 (e)	EUR	600	658
Caixa Economica Federal
2.375% due 11/06/2017		$3,100	3,085
Cantor Fitzgerald LP
7.875% due 10/15/2019		1,500	1,557
Capital One Bank USA N.A.
8.800% due 07/15/2019		2,500	3,387
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	462
CBA Capital Trust
6.024% due 03/15/2016 (e)		4,400	4,495
CIT Group, Inc.
4.250% due 08/15/2017		27,300	28,230
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	7,178
5.500% due 04/11/2013		$3,900	3,940
5.500% due 10/15/2014		3,000	3,220
6.000% due 12/13/2013		2,050	2,149
6.000% due 08/15/2017		300	354
6.125% due 11/21/2017		2,295	2,733
6.500% due 08/19/2013		2,000	2,070
Columbus International, Inc.
11.500% due 11/20/2014		5,800	6,496
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,717
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		9,230	9,830
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,065
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		11,400	11,913
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,028
6.375% due 11/15/2019		4,000	4,120
Export-Import Bank of Korea
4.000% due 01/29/2021		4,500	4,856
5.125% due 06/29/2020		4,200	4,843
8.125% due 01/21/2014		1,600	1,721
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,186
7.625% due 09/15/2014		10,600	14,865
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$1,000	1,108
FirstRand Bank Ltd.
4.375% due 06/09/2016		700	734
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		1,200	1,215
3.984% due 06/15/2016		500	531
4.250% due 09/20/2022		3,600	3,810
7.000% due 04/15/2015		2,464	2,754
8.000% due 06/01/2014		13,700	14,943
8.125% due 01/15/2020		8,500	10,915
8.700% due 10/01/2014		18,050	20,306
General Electric Capital Corp.
0.449% due 12/20/2013		400	401
4.625% due 09/15/2066	EUR	5,700	7,391
Goldman Sachs Group, Inc.
0.497% due 02/04/2013		1,100	1,452
0.760% due 03/22/2016		$50	49
0.843% due 01/12/2015		100	99
3.700% due 08/01/2015		1,500	1,584
4.750% due 07/15/2013		1,225	1,251
5.750% due 10/01/2016		1,400	1,594
6.000% due 05/01/2014		300	319
6.150% due 04/01/2018		5,975	7,025
6.750% due 10/01/2037		6,100	6,919
7.500% due 02/15/2019		5,300	6,672
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	13,274

HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,330
HBOS PLC
6.750% due 05/21/2018		$1,400	1,514
HCP, Inc.
6.700% due 01/30/2018		5,000	6,035
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		6,000	6,748
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,305	150
Hospitality Properties Trust
5.000% due 08/15/2022		8,200	8,683
HSBC Bank PLC
4.125% due 08/12/2020		11,700	13,031
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	418
4.875% due 08/24/2020		500	558
6.000% due 08/09/2017		500	585
HSBC Capital Funding LP
4.610% due 06/27/2013 (e)		4,700	4,703
HSBC Finance Corp.
0.741% due 06/01/2016		8,000	7,778
6.676% due 01/15/2021		5,300	6,292
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	100	181
6.500% due 05/02/2036		$5,400	6,752
6.500% due 09/15/2037		125	156
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		3,700	3,981
ICICI Bank Ltd.
2.062% due 02/24/2014		1,600	1,574
4.750% due 11/25/2016		9,200	9,687
5.750% due 11/16/2020		14,450	15,647
ING Bank NV
3.900% due 03/19/2014		1,000	1,040
International Lease Finance Corp.
5.650% due 06/01/2014		375	392
6.500% due 09/01/2014		21,750	23,327
6.625% due 11/15/2013		4,000	4,170
Intesa Sanpaolo SpA
2.712% due 02/24/2014		45,000	44,962
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,604
5.000% due 11/15/2020		33,850	38,656
JPMorgan Chase & Co.
4.650% due 06/01/2014		705	743
4.950% due 03/25/2020		700	812
7.900% due 04/30/2018 (e)		16,200	18,421
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		2,600	2,530
6.000% due 10/01/2017		1,200	1,422
Korea Development Bank
3.000% due 09/14/2022		2,800	2,793
3.875% due 05/04/2017		10,400	11,266
8.000% due 01/23/2014		3,885	4,173
Korea Exchange Bank
4.875% due 01/14/2016		700	763
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,400	3,154
7.588% due 05/12/2020	GBP	12,750	21,799
7.625% due 12/09/2019		1,400	2,394
7.625% due 10/14/2020	EUR	1,992	2,738
7.867% due 12/17/2019	GBP	4,061	6,960
7.869% due 08/25/2020		8,716	15,129
7.975% due 09/15/2024		3,800	6,296
8.500% due 12/17/2021 (e)		$8,300	8,653
8.875% due 02/07/2020	EUR	300	425
9.125% due 07/15/2020	GBP	1,300	2,274
9.875% due 02/10/2023		400	708
11.040% due 03/19/2020		600	1,142
15.000% due 12/21/2019		100	232
15.000% due 12/21/2019	EUR	2,300	4,294
LeasePlan Finance NV
3.750% due 03/18/2013		900	1,196
Lehman Brothers Holdings, Inc.
1.000% due 06/12/2013 ^		3,472	1,126
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$12,800	14,830
M&T Capital Trust
8.277% due 06/01/2027		500	511
Macquarie Group Ltd.
6.250% due 01/14/2021		100	111
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		910	1,021
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,415

6.400% due 08/28/2017		5,000	5,876
6.875% due 04/25/2018		27,900	33,658
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,638
Morgan Stanley
1.293% due 04/29/2013		$1,500	1,504
1.916% due 01/24/2014		7,800	7,852
5.950% due 12/28/2017		3,950	4,476
6.000% due 04/28/2015		500	545
7.300% due 05/13/2019		28,400	34,532
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (e)		1,400	1,545
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	891
Nationstar Mortgage LLC
7.875% due 10/01/2020		3,100	3,286
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,521	3,206
Piper Jaffray Cos.
4.811% due 11/30/2015		7,700	7,693
Private Export Funding Corp.
4.550% due 05/15/2015		750	825
Provident Funding Associates LP
10.250% due 04/15/2017		400	443
Prudential Covered Trust
2.997% due 09/30/2015		11,400	11,829
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	2,000
5.000% due 07/21/2020		3,100	3,635
QNB Finance Ltd.
3.125% due 11/16/2015		8,000	8,270
Rabobank Group
4.500% due 01/11/2021		1,800	2,025
4.750% due 01/15/2020		800	916
6.875% due 03/19/2020	EUR	18,500	27,271
11.000% due 06/30/2019 (e)		$3,488	4,746
RCI Banque S.A.
2.217% due 04/11/2014		3,400	3,400
4.600% due 04/12/2016		4,200	4,413
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,890
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		900	969
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		150	154
6.990% due 10/05/2017 (e)		2,000	1,910
7.640% due 09/29/2017 (e)		300	273
7.648% due 09/30/2031 (e)		500	510
Royal Bank of Scotland PLC
6.000% due 09/08/2014 (e)	GBP	1,620	1,934
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$6,520	7,237
7.125% due 01/14/2014		1,000	1,054
7.175% due 05/16/2013		2,550	2,602
Santander Issuances S.A.U.
1.604% due 10/24/2017	EUR	400	454
4.500% due 09/30/2019		200	226
7.300% due 07/27/2019	GBP	300	493
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$2,100	2,276
5.400% due 03/24/2017		13,300	14,572
5.499% due 07/07/2015		10,800	11,729
5.717% due 06/16/2021		20,600	23,111
6.125% due 02/07/2022		3,450	3,950
SL Green Realty Corp.
4.500% due 12/01/2022		11,000	11,055
5.000% due 08/15/2018		10,800	11,738
SLM Corp.
5.000% due 10/01/2013		3,100	3,189
5.050% due 11/14/2014		2,800	2,953
5.375% due 05/15/2014		5,300	5,561
5.625% due 08/01/2033		5,700	5,315
8.450% due 06/15/2018		12,900	15,157
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	600	796
State Bank of India
4.500% due 07/27/2015		$9,100	9,551
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,486	1,550
TECO Finance, Inc.
6.750% due 05/01/2015		7,150	8,053
Temasek Financial Ltd.
4.300% due 10/25/2019		9,950	11,465
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		2,600	2,594

UBS AG
5.750% due 04/25/2018		4,025	4,782
7.000% due 10/15/2015		500	548
7.152% due 12/21/2017 (e)	EUR	100	144
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		$2,500	2,563
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	258
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,807
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,325
7.000% due 01/15/2018	GBP	6,800	11,988
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$24,100	28,137
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		200	226
Wachovia Bank N.A.
0.693% due 11/03/2014		2,728	2,721
6.600% due 01/15/2038		3,000	4,121
Wachovia Corp.
0.710% due 10/15/2016		1,400	1,376
5.250% due 08/01/2014		500	533
Waha Aerospace BV
3.925% due 07/28/2020		4,640	5,040
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		5,600	6,454
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,884
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	8,162
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	814
11.750% due 07/15/2017		1,250	1,316

			1,419,809

INDUSTRIALS 27.4%
Adaro Indonesia PT
7.625% due 10/22/2019		1,100	1,232
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		5,700	4,717
AES El Salvador Trust
6.750% due 02/01/2016		17,300	17,949
Agile Property Holdings Ltd.
8.875% due 04/28/2017		3,850	4,177
Agilent Technologies, Inc.
5.500% due 09/14/2015		400	446
Aguila S.A.
7.875% due 01/31/2018		1,000	1,065
Alcoa, Inc.
6.150% due 08/15/2020		3,100	3,388
6.750% due 07/15/2018		700	800
Aleris International, Inc.
7.625% due 02/15/2018		12,000	12,270
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	8,320
Alliance Data Systems Corp.
5.250% due 12/01/2017		13,250	13,515
ALROSA Finance S.A.
7.750% due 11/03/2020		13,200	15,378
Altice Finco S.A.
9.875% due 12/15/2020		2,000	2,165
Altria Group, Inc.
9.250% due 08/06/2019		9,458	13,165
9.700% due 11/10/2018		4,426	6,201
America Movil S.A.B. de C.V.
4.375% due 07/16/2042		22,400	23,315
5.000% due 10/16/2019		100	116
5.000% due 03/30/2020		1,300	1,518
5.750% due 01/15/2015		2,000	2,205
6.375% due 03/01/2035		300	397
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,652	2,788
7.000% due 07/31/2019		1,521	1,574
10.375% due 01/02/2021		3,002	3,183
American Airlines, Inc.
7.500% due 03/15/2016 ^		6,200	6,711
American Stores Co.
7.100% due 03/20/2028		100	82
American Tower Corp.
4.700% due 03/15/2022		9,718	10,761
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,560

Amgen, Inc.
5.700% due 02/01/2019		300	363
5.850% due 06/01/2017		100	119
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	7,026
8.700% due 03/15/2019		4,400	5,941
Anglo American Capital PLC
4.125% due 09/27/2022		30,100	31,475
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,800	2,892
6.500% due 04/15/2040		400	412
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	9,012
8.000% due 11/15/2039		3,600	5,833
8.200% due 01/15/2039		4,570	7,511
ARAMARK Corp.
3.813% due 02/01/2015		1,950	1,952
8.500% due 02/01/2015		2,100	2,113
ArcelorMittal
6.000% due 03/01/2021		3,000	2,993
6.125% due 06/01/2018		925	938
6.750% due 02/25/2022		5,000	5,252
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,888
Audatex North America, Inc.
6.750% due 06/15/2018		$3,700	3,977
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,232	3,426
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,067
Berry Petroleum Co.
10.250% due 06/01/2014		88	98
Berry Plastics Corp.
5.090% due 02/15/2015		2,600	2,610
8.250% due 11/15/2015		6,400	6,704
9.500% due 05/15/2018		8,700	9,613
9.750% due 01/15/2021		4,025	4,659
Boston Scientific Corp.
4.500% due 01/15/2015		2,825	3,004
6.000% due 01/15/2020		2,300	2,685
Braskem Finance Ltd.
5.375% due 05/02/2022		13,200	13,695
5.750% due 04/15/2021		16,150	17,079
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,412
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		3,500	3,664
Building Materials Corp. of America
6.750% due 05/01/2021		4,250	4,707
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,366	5,795
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		6,400	4,272
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,460
7.750% due 05/15/2019		8,300	10,583
CCO Holdings LLC
7.000% due 01/15/2019		100	108
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,700	1,037
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	3,094
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		5,100	6,072
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		4,000	4,300
7.750% due 05/15/2017		2,550	2,665
9.500% due 05/15/2016		3,250	3,502
Cisco Systems, Inc.
5.500% due 02/22/2016		500	572
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		11,250	11,696
CNOOC Finance Ltd.
3.875% due 05/02/2022		17,700	18,846
Columbia University
6.875% due 12/15/2015		500	589
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	320
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,193
Comcast Corp.
5.300% due 01/15/2014		2,000	2,099
5.900% due 03/15/2016		2,900	3,334
6.500% due 01/15/2015		100	111
Community Health Systems, Inc.
5.125% due 08/15/2018		400	418

Con-way, Inc.
7.250% due 01/15/2018		5,000	5,796
Concho Resources, Inc.
7.000% due 01/15/2021		600	672
CONSOL Energy, Inc.
8.000% due 04/01/2017		11,600	12,615
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,100	10,139
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$4,008	4,359
6.000% due 07/12/2020		1,509	1,543
7.250% due 05/10/2021		1,052	1,215
9.000% due 01/08/2018		1,715	1,985
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,589
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		3,000	3,202
9.250% due 06/30/2020		5,100	5,533
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		150	194
CPI International, Inc.
8.000% due 02/15/2018		1,000	981
Crown Castle Towers LLC
4.883% due 08/15/2040		4,666	5,269
6.113% due 01/15/2040		8,000	9,642
CSC Holdings LLC
7.625% due 07/15/2018		1,400	1,624
7.875% due 02/15/2018		3,090	3,592
8.625% due 02/15/2019		5,700	6,840
CSN Islands Corp.
6.875% due 09/21/2019		14,440	16,245
9.750% due 12/16/2013		900	973
10.000% due 01/15/2015		4,300	4,891
CSN Resources S.A.
6.500% due 07/21/2020		9,000	9,810
CSX Corp.
5.600% due 05/01/2017		5,000	5,845
CVS Pass-Through Trust
5.773% due 01/10/2033		382	451
6.036% due 12/10/2028		505	592
6.943% due 01/10/2030		2,750	3,471
7.507% due 01/10/2032		3,102	4,100
Daimler Finance North America LLC
0.920% due 03/28/2014		1,600	1,604
Delhaize Group S.A.
5.700% due 10/01/2040		764	717
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		4,431	4,996
6.718% due 07/02/2024		87	95
7.750% due 06/17/2021		1,534	1,756
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		4,200	4,263
9.500% due 12/11/2019		2,650	2,876
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		8,000	8,466
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	800	1,410
Digicel Group Ltd.
8.250% due 09/30/2020		$7,500	8,287
Digicel Ltd.
8.250% due 09/01/2017		3,900	4,212
DISH DBS Corp.
6.625% due 10/01/2014		1,400	1,509
7.000% due 10/01/2013		8,100	8,444
7.125% due 02/01/2016		3,340	3,757
7.750% due 05/31/2015		7,200	8,091
7.875% due 09/01/2019		1,900	2,261
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,600	1,870
5.888% due 06/15/2019		8,924	10,084
DP World Ltd.
6.850% due 07/02/2037		3,500	4,117
Ecopetrol S.A.
7.625% due 07/23/2019		30,370	39,405
El Paso LLC
7.000% due 06/15/2017		3,650	4,186
7.750% due 01/15/2032		1,000	1,178
8.250% due 02/15/2016		9,384	10,523
12.000% due 12/12/2013		100	109
Encana Corp.
6.500% due 05/15/2019		700	865
Energy Transfer Partners LP
9.700% due 03/15/2019		177	239
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,424

Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,261
8.375% due 08/01/2066		7,525	8,595
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,210
Exide Technologies
8.625% due 02/01/2018		750	639
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,098
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,100	5,699
First Data Corp.
6.750% due 11/01/2020		17,200	17,458
8.250% due 01/15/2021		750	754
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,507
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		14,000	14,350
6.375% due 02/01/2016		3,400	3,536
6.875% due 02/01/2018		1,500	1,554
7.000% due 11/01/2015		6,300	6,646
8.250% due 11/01/2019		6,825	7,303
General Electric Co.
5.250% due 12/06/2017		700	826
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,833
7.750% due 11/15/2029		5,100	6,979
8.000% due 01/15/2024		4,200	5,877
8.875% due 05/15/2031		9,050	13,578
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,600	6,538
Gerdau Trade, Inc.
5.750% due 01/30/2021		15,200	16,796
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		7,400	7,278
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,700	5,515
Grifols, Inc.
8.250% due 02/01/2018		$1,100	1,217
Grohe Holding GmbH
4.183% due 09/15/2017	EUR	800	1,069
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$9,800	11,368
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	556
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,227
HCA, Inc.
6.375% due 01/15/2015		100	109
6.500% due 02/15/2020		22,072	24,886
7.190% due 11/15/2015		1,800	1,989
7.250% due 09/15/2020		2,600	2,892
7.875% due 02/15/2020		3,600	4,023
8.500% due 04/15/2019		9,350	10,472
9.000% due 12/15/2014		130	146
9.875% due 02/15/2017		1,885	2,000
HD Supply, Inc.
8.125% due 04/15/2019		8,000	9,140
Health Management Associates, Inc.
6.125% due 04/15/2016		390	423
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,400	2,176
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015		600	888
7.500% due 10/31/2014		8,900	12,934
Hewlett-Packard Co.
0.592% due 05/24/2013		$1,600	1,596
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		6,075	6,272
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,400	4,068
7.625% due 04/09/2019		1,900	2,457
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,020	5,271
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	20,500	26,897
8.500% due 02/15/2016		$2,200	2,200
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,200
Jarden Corp.
6.125% due 11/15/2022		2,500	2,712
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		3,100	3,766
KazMunayGas National Co.
6.375% due 04/09/2021		14,600	17,940
7.000% due 05/05/2020		6,500	8,125

8.375% due 07/02/2013		6,000	6,210
9.125% due 07/02/2018		6,000	7,957
11.750% due 01/23/2015		6,500	7,792
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,263
5.300% due 09/15/2020		10,300	12,014
Legrand France S.A.
8.500% due 02/15/2025		75	100
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,305
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		3,500	3,894
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,234
Merck & Co., Inc.
6.000% due 09/15/2017		130	159
Meritor, Inc.
8.125% due 09/15/2015		5,185	5,483
Michael Foods Group, Inc.
9.750% due 07/15/2018		1,900	2,109
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,373
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		5,000	5,069
Mondelez International, Inc.
6.500% due 08/11/2017		1,000	1,222
MultiPlan, Inc.
9.875% due 09/01/2018		1,500	1,680
Mylan, Inc.
6.000% due 11/15/2018		1,300	1,436
7.625% due 07/15/2017		1,350	1,518
7.875% due 07/15/2020		2,300	2,719
Nakilat, Inc.
6.067% due 12/31/2033		4,100	5,002
New Albertson’s, Inc.
6.570% due 02/23/2028		800	430
7.750% due 06/15/2026		2,250	1,277
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		7,780	8,009
Newfield Exploration Co.
5.750% due 01/30/2022		500	553
6.875% due 02/01/2020		4,800	5,160
7.125% due 05/15/2018		3,800	4,028
Nielsen Finance LLC
7.750% due 10/15/2018		500	561
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,903
Noble Group Ltd.
4.875% due 08/05/2015		3,600	3,730
6.625% due 08/05/2020		4,300	4,461
6.750% due 01/29/2020		5,565	5,892
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		948	1,010
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,920
Novelis, Inc.
8.375% due 12/15/2017		650	720
8.750% due 12/15/2020		21,825	24,444
NXP BV
2.960% due 10/15/2013	EUR	1,119	1,485
OGX Austria GmbH
8.375% due 04/01/2022		$12,200	10,217
8.500% due 06/01/2018		10,900	9,864
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,956
6.875% due 03/31/2017		870	1,194
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,103
8.500% due 03/01/2020		900	1,001
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,228	4,651
9.625% due 07/15/2017	EUR	1,115	1,626
Peabody Energy Corp.
6.500% due 09/15/2020		$3,800	4,094
Pearson Dollar Finance PLC
5.500% due 05/06/2013		785	797
5.700% due 06/01/2014		1,000	1,059
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	25,579
5.750% due 03/01/2018		$4,630	5,429
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		12,000	12,039
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	6,400	9,452
Petrobras International Finance Co.
5.375% due 01/27/2021		$35,600	40,220

7.875% due 03/15/2019		19,320	24,212
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	4,971
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	767
5.000% due 10/28/2015		5,600	5,166
5.250% due 04/12/2017		25,690	22,543
5.375% due 04/12/2027		23,445	16,529
5.500% due 04/12/2037		58,685	40,493
8.500% due 11/02/2017		39,100	38,709
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		4,877	5,401
9.750% due 08/14/2019		1,400	1,874
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	351
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		300	321
Pioneer Natural Resources Co.
6.650% due 03/15/2017		9,570	11,282
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	301
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,982
Polymer Group, Inc.
7.750% due 02/01/2019		300	323
Post Holdings, Inc.
7.375% due 02/15/2022		150	165
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,898
8.500% due 06/15/2019		6,661	8,793
PulteGroup, Inc.
5.250% due 01/15/2014		10,500	10,894
Quebecor Media, Inc.
7.750% due 03/15/2016		4,055	4,167
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,420
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,432
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,963
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,900	20,596
6.875% due 02/15/2021		1,500	1,624
7.125% due 04/15/2019		5,300	5,724
7.875% due 08/15/2019		900	1,006
8.250% due 02/15/2021		1,700	1,734
8.500% due 05/15/2018		13,100	13,493
9.000% due 04/15/2019		18,000	18,810
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,593
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	221
Rockies Express Pipeline LLC
3.900% due 04/15/2015		4,000	4,000
5.625% due 04/15/2020		7,000	6,912
6.250% due 07/15/2013		1,000	1,028
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,368
RZD Capital Ltd.
5.739% due 04/03/2017		9,800	11,000
7.487% due 03/25/2031	GBP	1,000	1,989
SABIC Capital BV
3.000% due 11/02/2015		$24,150	25,006
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,400	2,580
7.500% due 02/15/2023		5,400	5,805
8.000% due 06/01/2018		4,005	4,265
8.125% due 10/15/2022		6,700	7,370
8.750% due 01/15/2020		2,400	2,640
9.875% due 05/15/2016		1,500	1,624
Scientific Games International, Inc.
9.250% due 06/15/2019		900	1,006
Sealed Air Corp.
6.500% due 12/01/2020		1,300	1,411
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,000	1,100
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		2,900	3,131
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		17,200	18,601
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,400	9,385
Southern Copper Corp.
5.250% due 11/08/2042		$13,800	13,841
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		150	200

Southwestern Energy Co.
4.100% due 03/15/2022		12,300	13,242
7.500% due 02/01/2018		5,000	6,132
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,800	4,332
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,800	2,705
Steel Dynamics, Inc.
6.750% due 04/01/2015		$500	509
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,088
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,608
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013		200	200
6.221% due 07/03/2017		800	892
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	2,200	3,116
6.375% due 11/15/2020		1,200	1,703
6.625% due 02/15/2021		1,500	2,114
6.750% due 08/15/2024		5,000	7,095
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$1,326	1,380
Tesco PLC
5.500% due 11/15/2017		9,475	11,181
Tomkins LLC
9.000% due 10/01/2018		1,947	2,190
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,697
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	641
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		640	279
UAL Pass-Through Trust
7.336% due 01/02/2021		384	389
9.750% due 07/15/2018		8,053	9,321
10.400% due 05/01/2018		1,272	1,464
United Rentals North America, Inc.
8.250% due 02/01/2021		4,200	4,756
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	287
UPC Holding BV
8.375% due 08/15/2020		13,000	19,321
UPCB Finance Ltd.
6.375% due 07/01/2020		8,400	11,864
6.875% due 01/15/2022		$1,000	1,088
7.625% due 01/15/2020	EUR	4,000	5,828
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		$1,800	1,791
9.500% due 01/21/2020		2,100	2,005
USG Corp.
9.750% due 01/15/2018		400	455
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,562
Vale Overseas Ltd.
4.625% due 09/15/2020		6,200	6,724
8.250% due 01/17/2034		1,525	2,096
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,200	3,380
6.750% due 08/15/2021		10,375	11,179
6.875% due 12/01/2018		5,300	5,737
7.000% due 10/01/2020		14,600	15,950
Valero Energy Corp.
6.125% due 06/15/2017		230	274
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,200	4,368
Volkswagen International Finance NV
0.910% due 09/22/2013		300	301
1.060% due 03/21/2014		700	704
4.000% due 08/12/2020		4,800	5,346
Windstream Corp.
7.750% due 10/15/2020		1,300	1,411
7.875% due 11/01/2017		2,900	3,277
8.125% due 08/01/2013		400	417
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,694
Xerox Corp.
6.400% due 03/15/2016		800	902
Yanlord Land Group Ltd.
10.625% due 03/29/2018		3,600	4,122

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	12,400	18,086

			1,879,571

UTILITIES 8.4%
AES Corp.
8.000% due 10/15/2017		$100	116
8.000% due 06/01/2020		6,700	7,738
AES Panama S.A.
6.350% due 12/21/2016		200	222
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,200	2,305
7.700% due 08/07/2013		2,100	2,190
8.700% due 08/07/2018		12,300	15,977
Ameren Illinois Co.
6.250% due 04/01/2018		1,400	1,699
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		400	411
Beaver Valley Funding
9.000% due 06/01/2017		106	108
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,250
3.750% due 06/17/2013		3,960	4,017
4.750% due 03/10/2019		200	232
5.250% due 11/07/2013		2,000	2,082
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	5,207
Calpine Corp.
7.250% due 10/15/2017		$4,320	4,622
7.875% due 07/31/2020		1,800	2,030
Carolina Power & Light Co.
5.125% due 09/15/2013		750	775
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		14,210	16,235
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,541
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,492
5.050% due 02/15/2018		3,100	3,505
6.250% due 02/01/2020		2,100	2,461
Colbun S.A.
6.000% due 01/21/2020		700	781
Duke Energy Corp.
5.050% due 09/15/2019		250	290
E.CL S.A.
5.625% due 01/15/2021		3,500	3,946
Enel Finance International NV
5.700% due 01/15/2013		4,850	4,853
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,368
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		4,500	4,815
Entergy Corp.
3.625% due 09/15/2015		1,800	1,885
EP Energy LLC
7.750% due 09/01/2022		2,300	2,450
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		368	386
FirstEnergy Corp.
7.375% due 11/15/2031		18,290	23,639
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	115
France Telecom S.A.
4.375% due 07/08/2014		200	211
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,807
7.000% due 11/01/2025		400	388
7.875% due 04/15/2015		598	671
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		9,050	10,159
6.510% due 03/07/2022		1,300	1,557
7.288% due 08/16/2037		500	654
7.510% due 07/31/2013		1,350	1,398
8.625% due 04/28/2034		7,540	10,889
9.250% due 04/23/2019		20,550	27,306
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		3,167	3,572
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	10,973
Indo Energy Finance BV
7.000% due 05/07/2018		2,200	2,321
Intergas Finance BV
6.375% due 05/14/2017		3,700	4,246

Israel Electric Corp. Ltd.
7.250% due 01/15/2019		2,200	2,392
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	110
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,200	10,101
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,949
Korea Electric Power Corp.
3.000% due 10/05/2015		$700	732
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,465
6.250% due 06/17/2014		3,185	3,417
LG&E and KU Energy LLC
3.750% due 11/15/2020		11,350	11,995
Linn Energy LLC
7.750% due 02/01/2021		1,900	2,033
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,904
7.750% due 10/17/2016		700	830
7.750% due 01/20/2020		6,400	8,080
8.000% due 08/07/2019		6,900	8,763
Midwest Generation LLC
8.560% due 01/02/2016 ^(g)		278	270
Nevada Power Co.
5.875% due 01/15/2015		450	496
6.500% due 05/15/2018		6,050	7,551
6.750% due 07/01/2037		25	35
NGPL PipeCo LLC
7.119% due 12/15/2017		15,400	16,863
9.625% due 06/01/2019		10,900	12,589
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		12,500	14,719
NRG Energy, Inc.
8.250% due 09/01/2020		6,100	6,862
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,465	5,034
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	574
Petroleos Mexicanos
5.500% due 01/21/2021		12,300	14,434
5.500% due 06/27/2044		34,700	38,257
8.000% due 05/03/2019		18,540	24,334
PSEG Power LLC
5.320% due 09/15/2016		990	1,120
5.500% due 12/01/2015		900	1,005
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,642
QGOG Constellation S.A.
6.250% due 11/09/2019		9,000	9,405
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	946
4.750% due 02/16/2021		6,300	7,135
5.000% due 10/19/2025		1,000	1,138
6.500% due 06/10/2014		500	537
Qwest Corp.
6.500% due 06/01/2017		1,300	1,519
7.250% due 09/15/2025		3,250	3,769
7.250% due 10/15/2035		1,365	1,450
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,751	3,102
5.500% due 09/30/2014		600	648
5.832% due 09/30/2016		970	1,070
5.838% due 09/30/2027		1,370	1,702
6.332% due 09/30/2027		500	641
6.750% due 09/30/2019		3,750	4,720
Red Oak Power LLC
8.540% due 11/30/2019		1,741	1,906
9.200% due 11/30/2029		150	167
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		6,000	6,105
4.199% due 03/06/2022		8,300	8,466
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,968
6.750% due 07/01/2037		25	35
Southern California Edison Co.
5.000% due 01/15/2014		100	104
Sprint Capital Corp.
8.750% due 03/15/2032		3,700	4,542
Sprint Nextel Corp.
6.000% due 12/01/2016		14,375	15,705
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,677
Tenaska Alabama Partners LP
7.000% due 06/30/2021		$124	131

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		13,075	14,382
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,800	12,339
7.250% due 02/02/2020		7,700	9,374
7.500% due 03/13/2013		600	608
7.500% due 07/18/2016		19,550	22,727
7.875% due 03/13/2018		9,300	11,336
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	134
Verizon Communications, Inc.
5.550% due 02/15/2016		$400	456
8.750% due 11/01/2018		975	1,355
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	4,330
7.748% due 02/02/2021		1,900	2,199
9.125% due 04/30/2018		900	1,095
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	247
Vodafone Group PLC
4.150% due 06/10/2014		250	262
5.625% due 02/27/2017		800	939

			579,822

Total Corporate Bonds & Notes (Cost $3,599,415)			3,879,202

MUNICIPAL BONDS & NOTES 4.8%
ALASKA 0.0%
Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046		200	176

CALIFORNIA 2.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,000	2,536
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		2,950	4,088
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		12,200	17,569
7.043% due 04/01/2050		11,545	16,841
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		5,100	7,072
7.500% due 04/01/2034		300	418
7.550% due 04/01/2039		1,300	1,876
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		11,550	16,885
7.700% due 11/01/2030		2,500	3,101
7.950% due 03/01/2036		1,400	1,741
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2024		3,000	3,623
5.000% due 09/01/2028		1,755	2,004
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,202
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		400	420
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	893
5.750% due 06/01/2047		1,950	1,850
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,194
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		4,100	5,135
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,600	2,042
7.618% due 08/01/2040		3,100	4,110
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		2,800	4,064
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		6,200	7,293
5.813% due 06/01/2040		5,800	6,974
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040		400	498
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		1,704	2,252
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041		2,550	3,572
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		400	462
7.021% due 08/01/2040		600	695
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040		3,800	5,192
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040		2,300	2,597

San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,478
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	490
5.125% due 06/01/2046	300	251
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	1,113
6.296% due 05/15/2050	600	712
6.398% due 05/15/2031	1,000	1,248
6.548% due 05/15/2048	2,000	2,666
University of California Revenue Bonds, Series 2011
0.794% due 07/01/2041	18,700	18,730

		155,887

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2027	2,495	3,071
5.000% due 12/01/2029	11,000	13,411
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	500	608

		17,090

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	607
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	300	411
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	128
Illinois State General Obligation Notes, Series 2010
3.321% due 01/01/2013	1,600	1,600

		2,746

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,885

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,960	1,934

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	938
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	535

		1,473

MASSACHUSETTS 0.2%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
0.010% due 07/01/2020	900	921
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2028	3,000	3,672
5.000% due 08/15/2030	2,700	3,279
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	3,750	4,282

		12,154

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	443
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,300	1,875
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	976
5.000% due 06/01/2041	11,930	10,854

		14,148

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	601
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,968
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	200	251
5.790% due 06/15/2041	6,000	6,873
5.882% due 06/15/2044	1,100	1,469

6.282% due 06/15/2042	900	1,073
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,400	5,475
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	10,000	11,507
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,233
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,452
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	18,600	22,786
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	471

		58,159

NORTH CAROLINA 0.0%
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	1,800	2,188

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	3,138
7.834% due 02/15/2041	1,000	1,401
8.084% due 02/15/2050	6,855	10,076
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	91
5.875% due 06/01/2047	10,400	9,341
6.000% due 06/01/2042	4,805	4,450
6.500% due 06/01/2047	4,400	4,293

		32,790

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	135
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,383
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	2,102

		3,620

TEXAS 0.1%
Dallas, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2024	3,800	4,728
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,800	2,430

		7,158

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	24,705	19,796

Total Municipal Bonds & Notes (Cost $283,794)		332,204

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.659% due 10/18/2030	7	7
0.710% due 03/25/2017	22	23
1.360% due 03/01/2044	68	70
2.790% due 07/01/2022	993	1,046
2.810% due 06/01/2022	1,987	2,096
3.500% due 01/01/2043	3,300	3,519
4.000% due 04/01/2039 - 02/01/2043	67,515	72,511
4.440% due 09/25/2040 (a)	1,200	229
4.491% due 12/01/2036	114	121
5.000% due 11/01/2035	292	317
5.500% due 01/01/2025 - 07/01/2041	118,577	129,021
5.590% due 09/25/2037 (a)	5,770	709
6.500% due 06/25/2028	119	133
6.850% due 12/18/2027	101	117
Farm Credit Bank
7.561% due 12/15/2013 (e)	500	505
Freddie Mac
0.625% due 12/29/2014 (j)	20,000	20,139
0.709% due 09/15/2030	25	26
1.360% due 10/25/2044 - 02/25/2045	177	177
1.535% due 07/25/2044	268	275
2.361% due 05/01/2023	9	9
5.500% due 09/15/2017 - 07/01/2038	385	414
6.500% due 07/25/2043	12	14
7.000% due 06/15/2013	7	7

Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	76	78
1.750% due 05/20/2026 - 07/20/2026	48	50
6.112% due 09/16/2042	2,760	3,192
9.250% due 12/20/2019 - 06/20/2021	11	11
New Valley Generation
7.299% due 03/15/2019	578	691
Small Business Administration
4.340% due 03/01/2024	140	154
4.504% due 02/10/2014	10	10
4.628% due 03/10/2013	115	116
5.080% due 11/01/2022	383	425
5.130% due 09/01/2023	25	28
6.900% due 12/01/2020	269	301
7.150% due 03/01/2017	87	94
7.190% due 12/01/2019	91	102
7.300% due 05/01/2017	47	51
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,144

Total U.S. Government Agencies (Cost $237,758)		237,932

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Notes
1.375% due 02/28/2019 (i)(j)	105,600	108,157
1.625% due 11/15/2022	2,000	1,976
2.000% due 11/15/2021 (j)	26,700	27,687
2.000% due 02/15/2022 (j)	27,800	28,723

Total U.S. Treasury Obligations (Cost $159,269)		166,543

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
2.859% due 01/25/2035	3,579	3,567
3.109% due 11/25/2035	1,923	1,895
5.063% due 01/25/2036	1,056	999
American General Mortgage Loan Trust
5.150% due 03/25/2058	956	987
American Home Mortgage Assets LLC
0.400% due 05/25/2046	523	349
0.420% due 10/25/2046	1,375	865
American Home Mortgage Investment Trust
2.260% due 12/25/2035	1,652	1,166
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,606
5.729% due 02/10/2051	10,000	11,847
Banc of America Funding Corp.
0.710% due 06/26/2035	5,450	4,900
0.710% due 07/26/2036	988	957
3.085% due 09/20/2035	158	120
5.724% due 03/20/2036	264	227
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	8,697	8,702
Banc of America Mortgage Trust
2.998% due 07/25/2034	1	1
3.006% due 02/25/2036	96	80
3.209% due 11/20/2046	6,357	5,289
4.920% due 11/25/2034	148	147
5.500% due 12/25/2020	286	297
5.500% due 11/25/2035	460	460
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	5,290	5,353
2.851% due 01/25/2035	60	54
2.959% due 02/25/2033	13	12
2.975% due 08/25/2035	3,184	2,724
3.064% due 01/25/2034	7	7
3.099% due 05/25/2047 ^	1,456	1,151
3.120% due 01/25/2034	25	25
3.831% due 02/25/2033	14	15
5.223% due 01/25/2035	1,930	1,976
5.449% due 02/25/2036 ^	372	239
Bear Stearns Alt-A Trust
2.817% due 08/25/2036 ^	559	210
2.942% due 03/25/2036 ^	657	403
2.960% due 05/25/2035	261	253
3.001% due 09/25/2035	1,777	1,404
4.749% due 11/25/2036 ^	437	330
Bear Stearns Commercial Mortgage Securities
5.149% due 10/12/2042	200	222
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,367	5,386
Chase Mortgage Finance Corp.
5.500% due 07/25/2037	4,609	4,299
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035	1,321	1,275

2.600% due 05/25/2035		217	214
2.689% due 08/25/2035		333	181
2.737% due 05/25/2035		1,754	1,683
2.901% due 03/25/2034		81	81
3.091% due 09/25/2037 ^		1,531	1,164
5.940% due 09/25/2037 ^		1,007	793
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		2,786	2,377
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		500	557
5.762% due 09/15/2039		10,000	11,598
Countrywide Alternative Loan Trust
0.406% due 12/20/2046		3,164	2,018
0.421% due 07/20/2046 ^		1,562	773
0.440% due 08/25/2046		181	31
0.491% due 09/20/2046		553	94
0.541% due 11/20/2035		488	334
0.560% due 06/25/2037		121	3
1.140% due 12/25/2035		461	331
2.920% due 02/25/2037 ^		2,973	2,338
4.924% due 10/25/2035		275	202
5.500% due 11/25/2035 ^		2,888	2,363
5.500% due 12/25/2035		2,021	1,718
5.500% due 01/25/2036		824	637
5.750% due 03/25/2037 ^		414	325
6.000% due 10/25/2032		1	1
6.250% due 11/25/2036 ^		3,162	2,634
Countrywide Home Loan Mortgage Pass-Through Trust
0.440% due 05/25/2035		204	161
0.510% due 04/25/2046 ^		339	65
0.550% due 06/25/2035		427	367
2.848% due 07/20/2034		741	714
2.872% due 10/19/2032		7	5
2.919% due 04/20/2035		577	580
3.141% due 02/25/2034		993	975
5.000% due 04/25/2035		700	715
5.500% due 09/25/2035		1,677	1,639
5.500% due 12/25/2035		1,562	1,508
6.000% due 05/25/2036 ^		714	654
6.000% due 01/25/2037		15,682	13,781
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 06/25/2033		569	564
6.000% due 01/25/2036		2,673	2,072
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		692	482
Deutsche ALT-A Securities, Inc.
0.390% due 06/25/2037		3,682	2,789
4.960% due 10/25/2035		299	252
5.000% due 10/25/2018		5	5
5.500% due 12/25/2035 ^		581	471
6.300% due 07/25/2036 ^		491	287
EMF-NL
1.009% due 04/17/2041	EUR	1,995	2,233
First Horizon Asset Securities, Inc.
5.213% due 02/25/2036		$1,050	1,032
First Horizon Mortgage Pass-Through Trust
2.561% due 02/25/2035		1,000	975
5.750% due 02/25/2036		2,303	2,354
5.750% due 05/25/2037 ^		3,375	2,980
General Electric Capital Assurance Co.
5.254% due 05/12/2035		361	382
GMAC Mortgage Corp. Loan Trust
3.629% due 11/19/2035		438	418
Greenpoint Mortgage Funding Trust
0.480% due 11/25/2045		84	62
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033		853	847
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,711	1,713
GSR Mortgage Loan Trust
2.559% due 06/25/2034		294	293
2.621% due 11/25/2035		3,824	3,771
2.654% due 09/25/2035		244	248
2.774% due 01/25/2036		391	339
3.000% due 11/25/2035		255	224
3.015% due 05/25/2034		1,254	1,247
6.000% due 02/25/2036		5,807	5,112
6.000% due 03/25/2037		1,095	1,012
6.000% due 05/25/2037		480	460
Harborview Mortgage Loan Trust
0.400% due 09/19/2037		1,186	851
0.400% due 01/19/2038		1,583	1,228
Homebanc Mortgage Trust
0.470% due 01/25/2036		1,035	742
5.597% due 04/25/2037		354	289

Indymac Index Mortgage Loan Trust
0.450% due 07/25/2035		121	99
0.480% due 06/25/2037		436	125
JPMorgan Alternative Loan Trust
0.320% due 09/25/2036		1,972	1,419
0.350% due 03/25/2037		1,925	1,026
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019		267	260
2.109% due 11/15/2028		2,392	2,416
JPMorgan Mortgage Trust
2.536% due 07/27/2037		3,237	2,626
2.967% due 04/25/2035		3,817	3,740
3.026% due 08/25/2035 ^		1,649	1,477
3.028% due 07/25/2035		281	279
5.279% due 07/25/2035		501	504
5.414% due 06/25/2037		5,923	5,332
5.520% due 04/25/2036		257	227
5.750% due 01/25/2036		955	929
JPMorgan Resecuritization Trust
0.710% due 06/26/2036		2,353	2,203
0.710% due 03/26/2037		2,554	2,371
LB Mortgage Trust
8.534% due 01/20/2017		76	76
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,959
5.424% due 02/15/2040		740	861
5.866% due 09/15/2045		700	838
MASTR Adjustable Rate Mortgages Trust
0.450% due 05/25/2037		282	178
0.550% due 05/25/2047 ^		483	118
0.910% due 01/25/2047 ^		1,943	1,075
2.630% due 11/21/2034		73	74
2.859% due 08/25/2034		91	92
2.951% due 11/25/2033		55	53
MASTR Alternative Loans Trust
0.610% due 03/25/2036		729	138
MASTR Asset Securitization Trust
5.500% due 09/25/2033		11	11
Merrill Lynch Alternative Note Asset
3.048% due 06/25/2037 ^		374	235
Merrill Lynch Floating Trust
0.751% due 07/09/2021		1,800	1,763
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		2,023	1,997
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		3,686	3,218
3.245% due 05/25/2034		715	725
5.079% due 12/25/2035		4,282	3,958
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	883
5.949% due 08/12/2049		300	349
Morgan Stanley Capital Trust
5.575% due 04/12/2049		874	901
5.692% due 04/15/2049		1,200	1,402
5.882% due 06/11/2049		3,400	4,022
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036		112	104
2.565% due 07/25/2035		7,120	6,213
6.000% due 10/25/2037 ^		10,758	8,665
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		360	355
Opera Finance PLC
0.425% due 10/20/2014	EUR	1,000	1,299
Opteum Mortgage Acceptance Corp.
0.590% due 12/25/2035		$2,000	1,495
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033		20	21
RBSGC Structured Trust
5.500% due 11/25/2035		5,261	4,562
RBSSP Resecuritization Trust
0.530% due 03/26/2037		3,548	3,321
0.710% due 09/26/2034		983	930
0.710% due 03/26/2036		1,613	1,584
0.710% due 04/26/2037		1,041	981
Residential Accredit Loans, Inc. Trust
0.310% due 05/25/2037		923	598
0.410% due 12/25/2046 ^		549	190
0.440% due 05/25/2037		552	123
0.610% due 01/25/2033		11	11
3.308% due 02/25/2035		303	249
5.714% due 02/25/2036 ^		267	165
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^		1,678	756
6.250% due 09/25/2037		3,419	2,411
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035		485	396

3.459% due 02/25/2036		320	265
Salomon Brothers Mortgage Securities, Inc.
0.710% due 05/25/2032		31	28
Structured Adjustable Rate Mortgage Loan Trust
0.410% due 04/25/2047		1,963	1,222
2.731% due 01/25/2036 ^		36	33
2.781% due 01/25/2035		717	659
2.816% due 09/25/2035		7,046	6,306
4.573% due 09/25/2036 ^		2,962	1,609
5.268% due 03/25/2036 ^		266	215
Structured Asset Mortgage Investments, Inc.
0.430% due 05/25/2036		2,479	1,642
0.470% due 05/25/2046 ^		259	31
0.870% due 09/19/2032		85	83
Structured Asset Securities Corp.
2.393% due 07/25/2032		3	3
2.617% due 06/25/2033		794	790
5.500% due 12/25/2034		903	914
6.000% due 11/25/2034		1,125	1,131
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		1,544	1,521
Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035		2,287	2,102
5.360% due 10/20/2035		298	296
WaMu Mortgage Pass-Through Certificates
0.470% due 11/25/2045		2,120	1,978
0.480% due 12/25/2045		1,858	1,745
0.530% due 08/25/2045		1,756	1,655
0.866% due 02/25/2047		1,307	979
0.916% due 06/25/2047		447	139
0.976% due 12/25/2046		551	473
1.046% due 10/25/2046		2,345	1,714
1.160% due 02/25/2046		797	733
1.166% due 08/25/2046		4,093	3,253
1.365% due 11/25/2042		5	5
1.565% due 06/25/2042		10	9
1.565% due 08/25/2042		12	11
2.261% due 02/27/2034		94	95
2.472% due 10/25/2035		81	80
2.511% due 07/25/2046		1,671	1,524
2.685% due 02/25/2037		1,144	918
2.697% due 09/25/2036		953	773
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.920% due 04/25/2047 ^		268	13
0.930% due 04/25/2047		559	100
1.006% due 05/25/2047		575	82
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037		541	438
2.490% due 09/25/2033		284	291
2.614% due 07/25/2036 ^		444	390
2.616% due 04/25/2036		210	190
2.617% due 05/25/2036 ^		856	765
2.623% due 07/25/2036 ^		1,225	1,066
2.624% due 12/25/2034		412	412
2.626% due 06/25/2035		1,567	1,607
2.627% due 03/25/2036		2,174	2,126
2.657% due 10/25/2035		1,468	1,409
2.698% due 04/25/2035		365	371
4.680% due 12/25/2033		7	7
5.988% due 11/25/2037 ^		3,427	3,071
6.000% due 04/25/2037		2,483	2,392

Total Mortgage-Backed Securities (Cost $276,232)			294,202

ASSET-BACKED SECURITIES 1.6%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	839
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		760	774
7.001% due 09/20/2022		8,700	8,507
Argent Securities, Inc.
0.480% due 05/25/2036		828	281
Asset-Backed Funding Certificates Trust
0.370% due 01/25/2037		1,255	671
0.430% due 01/25/2037		5,373	2,767
Avoca CLO BV
0.743% due 09/15/2021	EUR	7,070	9,040
Bear Stearns Asset-Backed Securities Trust
0.530% due 08/25/2036		$7,612	7,374
1.010% due 10/27/2032		36	33
1.210% due 10/25/2037		441	355
1.460% due 08/25/2037		2,287	1,609

CIT Education Loan Trust
0.428% due 03/15/2026		3,500	3,429
Citigroup Mortgage Loan Trust, Inc.
0.460% due 08/25/2036		3,000	1,330
Countrywide Asset-Backed Certificates
0.360% due 02/25/2037		2,772	2,383
0.380% due 06/25/2047		2,000	1,472
0.390% due 06/25/2047		2,000	1,472
0.560% due 04/25/2036		1,000	901
5.595% due 08/25/2035		1,000	841
Denver Arena Trust
6.940% due 11/15/2019		82	84
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		203	205
EFS Volunteer LLC
1.088% due 07/26/2027		27,205	27,530
First Franklin Mortgage Loan Trust
0.320% due 11/25/2036		242	238
Franklin CLO Ltd.
0.568% due 06/15/2018		7,001	6,814
GSAA Trust
0.380% due 09/25/2036		2,122	1,004
0.510% due 03/25/2037		495	278
0.510% due 05/25/2047		600	387
GSAMP Trust
0.360% due 08/25/2036		1,585	864
Indymac Residential Asset-Backed Trust
0.450% due 11/25/2036		2,000	1,013
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	751
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		149	138
Lehman XS Trust
0.440% due 06/25/2046 ^		135	9
Merrill Lynch Mortgage Investors, Inc.
0.280% due 04/25/2047		2,534	1,423
0.470% due 03/25/2037		2,500	1,223
0.520% due 12/25/2036		3,300	2,305
Morgan Stanley ABS Capital
0.350% due 10/25/2036		2,300	1,144
0.430% due 10/25/2036		2,000	991
Morgan Stanley Mortgage Loan Trust
0.570% due 04/25/2037		450	213
5.726% due 10/25/2036		406	238
Moselle CLO S.A.
0.466% due 01/06/2020	EUR	2,770	3,563
Nelnet Student Loan Trust
1.010% due 12/27/2039		$2,758	2,762
Residential Asset Mortgage Products Trust
0.490% due 05/25/2037		2,724	1,982
Residential Asset Securities Corp. Trust
0.370% due 06/25/2036		1,530	1,372
0.660% due 09/25/2035		2,000	1,880
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^		261	76
SG Mortgage Securities Trust
0.420% due 10/25/2036		2,000	924
SLM Student Loan Trust
1.609% due 08/15/2025		4,703	4,768
Structured Asset Securities Corp.
1.714% due 04/25/2035		287	277
Venture CDO Ltd.
0.549% due 01/20/2022		2,200	2,112

Total Asset-Backed Securities (Cost $108,988)			110,646

SOVEREIGN ISSUES 21.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	25,700	36,650
4.000% due 08/20/2020		25,700	51,493
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	19,700	25,374
4.305% due 03/06/2014		12,400	16,402
Bahrain Government International Bond
5.500% due 03/31/2020		$6,700	7,236
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	3,706
5.500% due 07/12/2020		$400	473
6.369% due 06/16/2018		1,000	1,190
6.500% due 06/10/2019		1,000	1,230
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		770	899
Brazil Government International Bond
6.000% due 01/17/2017		3,687	4,360
8.250% due 01/20/2034		800	1,350

8.750% due 02/04/2025		2,830	4,613
8.875% due 10/14/2019		7,000	10,159
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024 (d)	BRL	26,700	35,796
10.000% due 01/01/2013		2,030	991
10.000% due 01/01/2014		10,413	5,223
10.000% due 01/01/2017		34,798	17,936
10.000% due 01/01/2021		11,121	5,735
Canada Housing Trust
3.800% due 06/15/2021	CAD	33,700	38,136
Colombia Government International Bond
8.125% due 05/21/2024		$6,500	9,815
10.375% due 01/28/2033		275	509
11.750% due 02/25/2020		725	1,176
12.000% due 10/22/2015	COP	277,000	191
Export-Import Bank of China
4.875% due 07/21/2015		$2,050	2,241
5.250% due 07/29/2014		6,625	7,075
Guatemala Government Bond
9.250% due 08/01/2013		1,845	1,931
Hong Kong Government International Bond
5.125% due 08/01/2014		750	799
Indonesia Government International Bond
3.750% due 04/25/2022		1,700	1,817
4.875% due 05/05/2021		4,000	4,615
5.875% due 03/13/2020		24,600	29,704
6.125% due 05/15/2028	IDR	2,439,000	262
6.625% due 05/15/2033		85,254,000	9,349
6.625% due 02/17/2037		$4,000	5,380
6.750% due 03/10/2014		5,800	6,148
6.875% due 03/09/2017		11,300	13,532
6.875% due 01/17/2018		4,500	5,513
7.000% due 05/15/2027	IDR	90,803,000	10,444
7.250% due 04/20/2015		$500	565
7.500% due 01/15/2016		100	117
8.250% due 06/15/2032	IDR	43,216,000	5,487
8.500% due 10/12/2035		$3,200	5,144
9.500% due 07/15/2031	IDR	220,548,000	31,376
10.000% due 02/15/2028		72,686,000	10,555
11.625% due 03/04/2019		$6,900	10,471
Italy Buoni Poliennali Del Tesoro
3.750% due 08/01/2015	EUR	69,400	94,820
4.500% due 07/15/2015		123,600	171,560
Kommunalbanken A/S
2.375% due 01/19/2016		$1,700	1,790
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,792
Mexico Government International Bond
6.050% due 01/11/2040		300	404
6.750% due 09/27/2034		3,900	5,636
7.250% due 12/15/2016	MXN	58,200	4,868
8.300% due 08/15/2031		$200	324
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	17,400	23,562
Panama Government International Bond
6.700% due 01/26/2036		$100	143
7.250% due 03/15/2015		10,225	11,493
8.875% due 09/30/2027		2,700	4,408
Peru Government International Bond
7.125% due 03/30/2019		500	657
7.350% due 07/21/2025		8,300	12,068
8.375% due 05/03/2016		4,000	4,942
8.750% due 11/21/2033		6,600	11,500
Poland Government International Bond
6.375% due 07/15/2019		250	313
Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,477
5.250% due 01/20/2020		10,500	12,574
6.400% due 01/20/2040		5,600	7,858
Russia Government International Bond
4.500% due 04/04/2022		17,600	20,196
7.500% due 03/31/2030		49,581	63,782
12.750% due 06/24/2028		400	812
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,408
5.500% due 03/09/2020		$10,600	12,614
5.875% due 05/30/2022		750	933
6.750% due 03/31/2021	ZAR	115,700	13,981
6.875% due 05/27/2019		$4,240	5,338
7.250% due 01/15/2020	ZAR	396,000	49,313
8.000% due 12/21/2018		439,000	56,912
8.250% due 09/15/2017		176,500	22,920
Spain Government International Bond
4.000% due 07/30/2015	EUR	125,100	168,788
4.400% due 01/31/2015		63,600	86,618

Turkey Government International Bond
5.625% due 03/30/2021	$24,700	29,455
6.750% due 04/03/2018	4,600	5,572
6.750% due 05/30/2040	9,200	12,523
6.875% due 03/17/2036	3,700	5,009
7.000% due 03/11/2019	1,300	1,621
7.250% due 03/05/2038	2,900	4,109
Uruguay Government International Bond
7.625% due 03/21/2036	1,100	1,709
8.000% due 11/18/2022	6,011	8,758
Venezuela Government International Bond
7.000% due 03/31/2038	2,700	2,174
7.650% due 04/21/2025	2,700	2,390
7.750% due 10/13/2019	1,300	1,232
8.250% due 10/13/2024	13,300	12,302
9.250% due 05/07/2028	19,800	19,602
9.375% due 01/13/2034	14,650	14,577
Vietnam Government International Bond
4.000% due 03/12/2028	10,000	8,350
6.875% due 01/15/2016	3,000	3,293
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	5,100	5,597
5.450% due 11/22/2017	3,300	3,680
6.800% due 11/22/2025 (i)	3,100	3,813
6.800% due 11/22/2025	5,100	6,273
6.902% due 07/09/2020	2,100	2,567

Total Sovereign Issues (Cost $1,351,407)		1,475,578

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	157,773	0

Total Common Stocks (Cost $845)		0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2013 (e)	3,000	2,947

Total Preferred Securities (Cost $2,824)		2,947

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.000% due 06/28/2013	$1,700	1,697
1.966% due 02/15/2013 (m)	6,800	6,799

		8,496

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.230% due 01/02/2013	11,200	11,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $11,422. Repurchase proceeds are $11,200.)
Barclays, Inc.
0.160% due 01/11/2013	10,000	10,000
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $10,208. Repurchase proceeds are $10,001.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	2,991	2,991
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $3,054. Repurchase proceeds are $2,991.)

		24,191

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.264% due 07/26/2013	9,500	9,501

U.S. TREASURY BILLS 0.0%
0.131% due 02/14/2013 - 04/04/2013 (c)(j)	300	300

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 2.7%
PIMCO Short-Term Floating NAV Portfolio	18,600,359	186,134

Total Short-Term Instruments (Cost $228,822)		228,622

Total Investments 100.7% (Cost $6,435,042)		$6,913,353
Written Options (l) (0.1%) (Premiums $6,165)		(6,935)
Other Assets and Liabilities (Net) (0.6%)		(38,575)

Net Assets 100.0%		$6,867,843

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $118,749 at a weighted average interest rate of 0.141%.

(i)	Securities with an aggregate market value of $81,324 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BPG	0.240%	01/02/2013	01/25/2013	$37,389	$(37,395)
JPM	(1.000%)	11/26/2012	11/21/2014	930	(929)
JPS	0.360%	12/19/2012	01/02/2013	80,364	(80,375)

					$(118,699)

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $14,897 and cash of $7,492 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$78,432	$2,298	$8,376
CDX.HY-19 5-Year Index	5.000%	12/20/2017	146,700	836	1,441
CDX.IG-19 5-Year Index	1.000%	12/20/2017	421,300	1,078	94

				$4,212	$9,911

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	1,000	$105	$91
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	25,738	19,679

						$25,843	$19,770

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	JPM	(5.000%	)	12/20/2013	3.769%	$2,900	$(39)	$(33)	$(6)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.968%	5,000	292	0	292
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.567%	5,000	173	0	173
CSX Corp.	UAG	(0.880%	)	06/20/2017	0.381%	5,000	(112)	0	(112)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.160%	1,000	(36)	0	(36)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.165%	5,000	(18)	0	(18)
Limited Brands, Inc.	GST	(2.410%	)	09/20/2017	2.131%	2,000	(27)	0	(27)
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.239%	5,000	(72)	0	(72)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	0.462%	10,500	(73)	327	(400)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	7.533%	2,500	576	0	576
Springleaf Finance Corp.	RYL	(1.300%	)	12/20/2017	7.533%	2,500	583	0	583

							$1,247	$294	$953

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	JPM	5.000%	12/20/2017	9.914%		$2,900	$(507)	$(551)	$44
AES Corp.	GST	5.000%	09/20/2016	2.461%		8,300	765	333	432
American International Group, Inc.	DUB	5.000%	09/20/2013	0.171%		100	4	(13)	17
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	1.368%		4,100	(64)	(133)	69
ArcelorMittal	BRC	1.000%	09/20/2017	3.770%	EUR	10,000	(1,550)	(2,227)	677
ArcelorMittal	CBK	1.000%	09/20/2017	3.770%		4,000	(620)	(824)	204
ArcelorMittal	JPM	1.000%	09/20/2017	3.770%		7,100	(1,100)	(1,596)	496
Biomet, Inc.	FBF	8.000%	03/20/2014	1.609%		$1,473	117	0	117
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.275%	EUR	2,800	68	(421)	489
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.275%		$1,200	143	36	107
Brazil Government International Bond	BPS	1.000%	06/20/2017	0.953%		1,590	4	(28)	32
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.004%		700	0	(13)	13
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.715%		1,600	15	(7)	22
Brazil Government International Bond	BRC	1.000%	06/20/2017	0.953%		500	2	(12)	14
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.297%		10,900	20	18	2
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%		15,300	145	(60)	205
Brazil Government International Bond	CBK	1.000%	06/20/2017	0.953%		1,000	2	(12)	14
Brazil Government International Bond	GST	1.000%	09/20/2016	0.819%		24,000	169	(792)	961
Brazil Government International Bond	GST	1.000%	12/20/2016	0.860%		9,000	52	(391)	443
Brazil Government International Bond	GST	1.000%	09/20/2017	1.004%		450	0	(11)	11
Brazil Government International Bond	HUS	1.000%	09/20/2016	0.819%		2,000	14	(70)	84
Brazil Government International Bond	HUS	1.000%	06/20/2017	0.953%		9,350	23	(176)	199
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.684%		10,000	97	(94)	191
Brazil Government International Bond	JPM	1.000%	12/20/2017	1.048%		17,000	(34)	0	(34)
Brazil Government International Bond	MYC	1.470%	02/20/2017	0.887%		700	21	0	21
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.004%		1,160	0	(20)	20
Brazil Government International Bond	UAG	1.000%	06/20/2017	0.953%		2,240	5	(49)	54
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.004%		499	1	(14)	15
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	1.664%		13,000	1,192	0	1,192
Canadian Natural Resources Ltd.	FBF	1.000%	09/20/2017	1.092%		10,300	(39)	(326)	287
China Government International Bond	BOA	1.000%	09/20/2016	0.417%		3,100	68	16	52
China Government International Bond	BPS	1.000%	09/20/2015	0.283%		2,900	58	27	31
China Government International Bond	BRC	1.000%	09/20/2015	0.283%		4,000	80	38	42
China Government International Bond	BRC	1.000%	09/20/2016	0.417%		5,000	110	26	84
China Government International Bond	CBK	1.000%	09/20/2015	0.283%		1,400	28	13	15
China Government International Bond	CBK	1.000%	09/20/2016	0.417%		7,000	153	36	117
China Government International Bond	FBF	1.000%	09/20/2016	0.417%		6,000	132	30	102
China Government International Bond	HUS	1.000%	09/20/2015	0.283%		1,100	22	10	12
China Government International Bond	HUS	1.000%	09/20/2016	0.417%		1,000	22	(26)	48
China Government International Bond	MYC	1.000%	09/20/2015	0.283%		3,100	62	25	37
China Government International Bond	MYC	1.000%	09/20/2016	0.417%		8,300	182	41	141
China Government International Bond	RYL	1.000%	09/20/2015	0.283%		4,000	80	37	43
China Government International Bond	UAG	1.000%	03/20/2013	0.136%		12,100	27	54	(27)
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.437%		6,000	69	0	69
Continental AG	BRC	5.000%	12/20/2013	0.411%	EUR	2,200	135	103	32
Continental AG	UAG	5.000%	12/20/2013	0.411%		4,200	258	214	44
El Paso Corp.	BOA	5.000%	09/20/2014	0.832%		$400	29	(30)	59
El Paso Corp.	FBF	5.000%	09/20/2014	0.832%		6,300	463	(466)	929
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.231%		600	10	(15)	25
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.231%		800	13	(20)	33
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.231%		800	13	(26)	39
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.437%		900	17	(7)	24
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%		1,000	18	(7)	25
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.231%		300	4	(10)	14
Export-Import Bank of China	DUB	1.000%	09/20/2017	0.806%		500	5	(19)	24
Ford Motor Credit Co. LLC	BRC	5.000%	12/20/2019	1.824%		1,500	297	282	15
France Government Bond	DUB	0.250%	09/20/2015	0.426%		700	(4)	(26)	22
France Government Bond	DUB	0.250%	03/20/2016	0.467%		7,200	(50)	(256)	206
France Government Bond	GST	0.250%	03/20/2016	0.467%		6,800	(46)	(227)	181
France Government Bond	JPM	0.250%	09/20/2015	0.426%		1,000	(5)	(35)	30
France Government Bond	MYC	0.250%	09/20/2016	0.603%		4,300	(56)	(203)	147
Frontier Communications Corp.	GST	5.000%	06/20/2019	5.136%		125	(1)	(14)	13
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.392%		5,000	9	(52)	61
Gazprom Via Gaz Capital S.A.	DUB	1.490%	09/20/2017	1.748%		5,000	(37)	0	(37)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.163%		400	14	0	14
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.163%		5,000	87	0	87
General Electric Capital Corp.	CBK	3.950%	03/20/2017	1.065%		9,425	1,133	0	1,133
GenOn Energy, Inc.	GST	5.000%	09/20/2014	1.000%		4,000	282	(657)	939

HCA, Inc.	FBF	5.000%	03/20/2014	1.578%		880	38	(132)	170
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.213%		120	5	11	(6)
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.099%		2,335	(10)	(90)	80
Indonesia Government International Bond	BRC	1.000%	06/20/2022	1.895%		22,200	(1,607)	(2,654)	1,047
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.099%		2,605	(10)	(101)	91
Indonesia Government International Bond	CBK	1.000%	06/20/2022	1.895%		16,800	(1,216)	(2,036)	820
Indonesia Government International Bond	GST	1.000%	09/20/2016	0.867%		900	5	(34)	39
Indonesia Government International Bond	HUS	1.000%	12/20/2015	0.660%		4,250	45	(92)	137
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.099%		11,235	(44)	(468)	424
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.190%		1,441	(12)	(55)	43
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.660%		6,250	65	(130)	195
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.190%		1,740	(14)	(57)	43
Indonesia Government International Bond	UAG	1.000%	09/20/2016	0.867%		14,000	73	(579)	652
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.099%		5,795	(23)	(272)	249
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.190%		1,035	(9)	(46)	37
Kinder Morgan Energy Partners LP	MYC	1.000%	03/20/2018	1.427%		3,119	(65)	(113)	48
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.840%		2,490	19	(31)	50
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.892%		259	1	(5)	6
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.840%		13,500	100	(305)	405
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.619%		9,900	124	(76)	200
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.892%		700	4	(7)	11
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.749%		5,900	60	(147)	207
Mexico Government International Bond	GST	2.050%	09/20/2013	0.227%		210	4	0	4
Mexico Government International Bond	GST	1.000%	03/20/2015	0.451%		30,000	376	(595)	971
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%		4,900	62	(47)	109
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.840%		8,980	67	(138)	205
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.620%		650	8	0	8
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.840%		870	6	(18)	24
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.892%		450	3	(7)	10
Mexico Government International Bond	MYC	2.070%	09/20/2013	0.227%		530	10	0	10
Mexico Government International Bond	MYC	2.170%	09/20/2013	0.227%		120	2	0	2
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.892%		1,160	6	(8)	14
Mexico Government International Bond	RYL	1.000%	12/20/2015	0.588%		5,000	62	(79)	141
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.451%		17,900	225	(324)	549
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.840%		2,240	17	(40)	57
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.892%		240	1	(6)	7
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.436%		1,000	37	0	37
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.088%		13,000	768	0	768
Nokia OYJ	BRC	5.000%	09/20/2014	2.669%	EUR	9,300	507	(699)	1,206
Nokia OYJ	BRC	5.000%	06/20/2015	3.712%		2,600	110	(64)	174
Nokia OYJ	FBF	5.000%	06/20/2014	2.235%		5,800	322	60	262
Nokia OYJ	MYC	5.000%	06/20/2015	3.712%		2,500	106	(87)	193
NRG Energy, Inc.	BOA	5.000%	06/20/2016	2.211%		$1,500	143	28	115
NRG Energy, Inc.	BOA	5.000%	09/20/2016	2.451%		2,000	186	(12)	198
NRG Energy, Inc.	BPS	5.000%	09/20/2016	2.451%		2,300	214	(23)	237
NRG Energy, Inc.	DUB	5.000%	06/20/2016	2.211%		600	58	9	49
NRG Energy, Inc.	FBF	5.000%	06/20/2015	1.403%		1,000	90	(15)	105
NRG Energy, Inc.	FBF	5.000%	06/20/2016	2.211%		2,400	228	39	189
NRG Energy, Inc.	GST	5.000%	06/20/2016	2.211%		9,000	858	186	672
NRG Energy, Inc.	GST	5.000%	09/20/2017	3.281%		4,200	322	(200)	522
NRG Energy, Inc.	MYC	5.000%	09/20/2016	2.451%		4,800	445	(30)	475
NRG Energy, Inc.	UAG	5.000%	06/20/2015	1.403%		500	45	(8)	53
NRG Energy, Inc.	UAG	5.000%	06/20/2016	2.211%		1,000	96	19	77
Peru Government International Bond	MYC	1.960%	10/20/2016	0.722%		600	30	0	30
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%		4,100	(8)	(141)	133
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.468%		2,300	34	(52)	86
Philippines Government International Bond	BPS	1.000%	06/20/2017	0.855%		3,550	24	(104)	128
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.468%		4,900	73	(110)	183
Philippines Government International Bond	CBK	1.000%	06/20/2017	0.855%		2,600	17	(90)	107
Philippines Government International Bond	CBK	1.000%	09/20/2017	0.931%		700	3	(15)	18
Philippines Government International Bond	CBK	1.770%	12/20/2017	0.999%		5,200	197	0	197
Philippines Government International Bond	DUB	2.500%	09/20/2017	0.931%		4,500	330	0	330
Philippines Government International Bond	HUS	1.000%	06/20/2017	0.855%		5,300	36	(134)	170
Philippines Government International Bond	HUS	1.000%	09/20/2017	0.931%		240	1	(8)	9
Philippines Government International Bond	JPM	1.000%	09/20/2017	0.931%		1,160	4	(23)	27
Philippines Government International Bond	MYC	2.440%	09/20/2017	0.931%		300	21	0	21
Philippines Government International Bond	UAG	2.260%	03/20/2013	0.220%		3,800	20	0	20
Philippines Government International Bond	UAG	1.000%	06/20/2017	0.855%		3,130	21	(117)	138
Philippines Government International Bond	UAG	1.000%	09/20/2017	0.931%		709	3	(20)	23
Poland Government International Bond	DUB	1.000%	12/20/2015	0.401%		13,520	245	(133)	378
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		1,000	18	(2)	20
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		1,000	19	(2)	21
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.243%		2,100	32	(30)	62
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	0.234%		200	2	(2)	4
Russia Government International Bond	BPS	1.000%	06/20/2017	1.165%		6,850	(47)	(437)	390
Russia Government International Bond	CBK	1.000%	06/20/2017	1.165%		2,200	(15)	(101)	86
Russia Government International Bond	CBK	1.000%	09/20/2017	1.233%		2,350	(24)	(116)	92
Russia Government International Bond	DUB	1.000%	06/20/2017	1.165%		3,400	(23)	(211)	188
Russia Government International Bond	DUB	1.000%	09/20/2017	1.233%		1,125	(12)	(66)	54
Russia Government International Bond	FBF	1.000%	09/20/2017	1.233%		2,900	(30)	(106)	76
Russia Government International Bond	GST	1.000%	06/20/2017	1.165%		2,725	(18)	(142)	124
Russia Government International Bond	GST	1.000%	09/20/2017	1.233%		30,000	(310)	(1,233)	923
Russia Government International Bond	HUS	1.000%	06/20/2017	1.165%		18,375	(126)	(999)	873
Russia Government International Bond	HUS	1.000%	09/20/2017	1.233%		650	(7)	(41)	34
Russia Government International Bond	UAG	1.000%	06/20/2017	1.165%		2,800	(19)	(176)	157
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.315%		1,600	(21)	(45)	24
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.315%		3,360	(45)	(123)	78

South Africa Government International Bond	BRC	1.000%	09/20/2017	1.384%		360	(6)	(13)	7
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.315%		1,300	(18)	(35)	17
South Africa Government International Bond	CBK	1.000%	09/20/2017	1.384%		1,050	(18)	(18)	0
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.315%		1,320	(17)	(46)	29
South Africa Government International Bond	FBF	1.000%	12/20/2020	1.920%		2,150	(142)	(83)	(59)
South Africa Government International Bond	GST	1.000%	09/20/2017	1.384%		675	(11)	(19)	8
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.315%		13,085	(175)	(437)	262
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.384%		2,131	(37)	(40)	3
South Africa Government International Bond	MYC	1.000%	12/20/2020	1.920%		4,500	(297)	(147)	(150)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.315%		1,305	(18)	(39)	21
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	3.004%		3,100	(272)	(469)	197
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	3.657%		3,400	(503)	(615)	112
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	1.442%		500	31	(55)	86
SunGard Data Systems, Inc.	CBK	5.000%	09/20/2014	1.442%		2,100	131	(234)	365
SunGard Data Systems, Inc.	FBF	5.000%	09/20/2014	1.442%		2,400	151	(270)	421
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%	JPY	20,620	(4)	(45)	41
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%		$3,200	64	26	38
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%		5,800	152	72	80
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.213%		2,300	50	24	26
Univision Communications, Inc.	FBF	5.000%	09/20/2019	6.243%		1,000	(65)	(110)	45
Univision Communications, Inc.	GST	5.000%	09/20/2019	6.243%		4,150	(269)	(457)	188
Venezuela Government International Bond	BPS	5.000%	06/20/2017	6.265%		7,095	(328)	(951)	623
Venezuela Government International Bond	BRC	5.000%	06/20/2017	6.265%		800	(37)	(129)	92
Venezuela Government International Bond	CBK	5.000%	06/20/2017	6.265%		1,635	(76)	(189)	113
Venezuela Government International Bond	CBK	5.000%	09/20/2017	6.340%		391	(20)	(59)	39
Venezuela Government International Bond	DUB	5.000%	09/20/2017	6.340%		1,035	(53)	(156)	103
Venezuela Government International Bond	FBF	5.000%	09/20/2017	6.340%		1,740	(89)	(274)	185
Venezuela Government International Bond	GST	5.000%	06/20/2017	6.265%		1,305	(60)	(165)	105
Venezuela Government International Bond	HUS	5.000%	06/20/2017	6.265%		11,435	(529)	(1,335)	806
Venezuela Government International Bond	HUS	5.000%	09/20/2017	6.340%		1,050	(54)	(130)	76
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.084%		200	1	2	(1)
Wells Fargo & Co.	BRC	1.000%	03/20/2013	0.138%		2,000	5	(41)	46
Wells Fargo & Co.	CBK	1.000%	03/20/2013	0.138%		1,100	2	(25)	27
Wells Fargo & Co.	MYC	1.000%	03/20/2013	0.138%		900	2	(21)	23

							$3,455	$(29,337)	$32,792

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017		$51,600	$6,493	$7,017	$(524)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017		2,800	353	384	(31)
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017		19,485	2,452	2,640	(188)
CDX.EM-17 5-Year Index	JPM	5.000%	06/20/2017		11,000	1,384	1,226	158
CDX.EM-17 5-Year Index	MYC	5.000%	06/20/2017		40,715	5,124	5,497	(373)
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017		35,800	4,892	4,987	(95)
CDX.EM-18 5-Year Index	BPS	5.000%	12/20/2017		25,000	3,416	3,375	41
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017		15,000	2,038	1,872	166
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017		16,800	2,296	2,285	11
CDX.EM-18 5-Year Index	GST	5.000%	12/20/2017		2,200	300	301	(1)
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017		55,800	7,624	7,498	126
CDX.EM-18 5-Year Index	UAG	5.000%	12/20/2017		25,000	3,416	3,500	(84)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013	EUR	22,880	879	243	636

						$40,668	$40,825	$(158)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	58,600	$1,041	$150	$891
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		127,600	2,563	680	1,883
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		74,300	1,542	443	1,099
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		77,700	2,954	58	2,896
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		78,500	3,080	170	2,910
Pay	1-Year BRL-CDI	7.525%	01/02/2015	BRC		627,600	(595)	0	(595)
Pay	1-Year BRL-CDI	7.535%	01/02/2015	MYC		174,000	(150)	(31)	(119)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		69,000	88	133	(45)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		96,400	206	275	(69)
Pay	1-Year BRL-CDI	8.125%	01/02/2015	JPM		154,000	767	936	(169)
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		39,000	916	(15)	931
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		353,700	8,874	375	8,499
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		26,000	771	204	567
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	60,600	6,281	136	6,145
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	445,800	694	53	641
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		445,800	693	29	664
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,502,000	1,655	345	1,310
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,000	275	89	186
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		248,000	273	62	211
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		701,000	(636)	(514)	(122)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		821,000	(744)	(536)	(208)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		454,000	(412)	(349)	(63)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	UAG		440,000	(400)	(353)	(47)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		103,000	78	(19)	97
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		7,000	6	(1)	7
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	JPM		20,000	193	19	174

							$30,013	$2,339	$27,674

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	$22,400	$264	$(874)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	22,400	421	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	47,900	282	(1,171)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	47,900	1,290	(15)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	119,600	1,352	(4,666)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	119,600	2,345	(7)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	29,600	29	(46)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	29,600	43	(26)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	26,400	68	(70)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	26,400	71	(59)

							$6,165	$(6,935)

(m)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco do Brasil S.A.	1.966%	02/15/2013	02/08/2011	$6,800	$6,799	0.10%

(n)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2043	$15,000	$16,292	$(16,298)
Fannie Mae	5.500%	02/01/2043	18,000	19,524	(19,567)

				$35,816	$(35,865)

(o)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	17		$18	BRC	$0	$0	$0
01/2013		109,259		112,897	JPM	0	(504)	(504)
01/2013	EUR	210,739		274,010	BOA	0	(4,184)	(4,184)
01/2013		89,387		115,288	BPS	0	(2,710)	(2,710)
01/2013		7,871		10,018	BRC	0	(372)	(372)
01/2013		16,077		20,459	CBK	0	(764)	(764)
01/2013		32,374		41,902	FBF	0	(835)	(835)
01/2013		155,959		202,011	HUS	0	(3,868)	(3,868)
01/2013		2,826		3,609	RYL	0	(122)	(122)
01/2013		178,013		232,770	UAG	0	(2,222)	(2,222)
01/2013	GBP	81,131		130,201	BPS	0	(1,592)	(1,592)
01/2013		550		881	BRC	0	(12)	(12)
01/2013		281		451	DUB	0	(6)	(6)
01/2013		229		367	FBF	0	(5)	(5)
01/2013		419		672	RBC	0	(9)	(9)
01/2013	IDR	184,813,083		18,976	CBK	101	0	101
01/2013		130,513,569		13,375	HUS	46	0	46
01/2013		240,619,503		24,561	MSC	0	(14)	(14)
01/2013	MYR	127		41	UAG	0	0	0
01/2013		$390	AUD	378	HUS	2	0	2
01/2013		862		820	UAG	0	(11)	(11)
01/2013		15,281	EUR	11,800	BRC	296	0	296
01/2013		612		472	CBK	11	0	11
01/2013		15,391		11,859	DUB	263	0	263
01/2013		628		484	FBF	11	0	11
01/2013		640		483	HUS	0	(2)	(2)
01/2013		2,222		1,721	JPM	51	(1)	50
01/2013		10,254		8,036	UAG	354	0	354
01/2013		66,514	GBP	41,102	BRC	254	0	254
01/2013		66,839		41,286	DUB	228	0	228
01/2013		357		222	JPM	3	0	3
01/2013		965	IDR	9,389,774	BRC	0	(6)	(6)
01/2013		231		2,253,546	CBK	0	(1)	(1)
01/2013		193		1,877,955	DUB	0	(1)	(1)
01/2013		28,557		278,892,618	JPM	0	(74)	(74)
01/2013		5,717	JPY	468,866	DUB	0	(304)	(304)
01/2013		14,450	SGD	17,664	CBK	9	0	9
01/2013		14,450		17,658	GSC	5	0	5
01/2013	ZAR	121,000		$13,636	CBK	0	(584)	(584)
01/2013		230,786		26,326	DUB	0	(796)	(796)
01/2013		7,755		874	HUS	0	(38)	(38)
01/2013		206,367		23,399	JPM	0	(854)	(854)
01/2013		122,205		13,765	UAG	0	(596)	(596)
02/2013	CNY	257,500		40,971	CBK	39	0	39
02/2013		257,500		40,967	HUS	35	0	35
02/2013		221,101		34,946	UAG	0	(200)	(200)
02/2013	GBP	40,995		66,336	BRC	0	(252)	(252)
02/2013		40,995		66,367	DUB	0	(222)	(222)
02/2013		$52,490	BRL	107,936	HUS	4	0	4
02/2013		6,871	CNY	43,100	BRC	0	(20)	(20)
02/2013		19,460		121,380	CBK	0	(165)	(165)
02/2013		29,800		185,565	GST	0	(303)	(303)
02/2013		53,109		333,056	JPM	7	(173)	(166)
02/2013		8,452		53,000	UAG	0	(27)	(27)
02/2013		47,174	KRW	51,370,910	JPM	887	0	887
02/2013		26,495	SGD	32,367	UAG	0	0	0
03/2013	CAD	38,777		$39,247	CBK	328	0	328
03/2013		$648	CAD	640	DUB	0	(6)	(6)
03/2013		140	GBP	86	HUS	0	0	0
04/2013	IDR	265,410,218		$26,978	JPM	129	0	129
04/2013		$35,730	MXN	464,104	DUB	1	(127)	(126)
04/2013		1,803		23,286	HUS	0	(17)	(17)
04/2013		311		4,046	JPM	0	(1)	(1)
04/2013		270		3,559	MSC	3	0	3
04/2013		135		1,798	UAG	3	0	3
08/2013	CNY	65,000		$10,264	HUS	0	(23)	(23)
08/2013		$4,151	CNY	26,000	DUB	0	(36)	(36)
08/2013		3,021		19,000	RYL	0	(14)	(14)
08/2013		3,186		20,000	UAG	0	(22)	(22)
04/2014	CNY	25,000		$3,924	UAG	0	(10)	(10)
04/2014		$4,076	CNY	25,000	RYL	0	(142)	(142)

						$3,070	$(22,247)	$(19,177)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$185,477	$0	$185,477
Corporate Bonds & Notes
Banking & Finance	0	1,396,997	22,812	1,419,809
Industrials	0	1,844,903	34,668	1,879,571
Utilities	0	579,552	270	579,822
Municipal Bonds & Notes
Alaska	0	176	0	176
California	0	155,887	0	155,887
District of Columbia	0	17,090	0	17,090
Illinois	0	2,746	0	2,746
Indiana	0	2,885	0	2,885
Iowa	0	1,934	0	1,934
Kentucky	0	1,473	0	1,473
Massachusetts	0	12,154	0	12,154
New Jersey	0	14,148	0	14,148
New York	0	58,159	0	58,159
North Carolina	0	2,188	0	2,188
Ohio	0	32,790	0	32,790
Tennessee	0	3,620	0	3,620
Texas	0	7,158	0	7,158
West Virginia	0	19,796	0	19,796
U.S. Government Agencies	0	237,241	691	237,932
U.S. Treasury Obligations	0	166,543	0	166,543
Mortgage-Backed Securities	0	294,126	76	294,202
Asset-Backed Securities	0	101,365	9,281	110,646
Sovereign Issues	0	1,475,578	0	1,475,578
Common Stocks
Financials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,947	0	2,947
Short-Term Instruments
Certificates of Deposit	0	8,496	0	8,496
Repurchase Agreements	0	24,191	0	24,191
Short-Term Notes	0	9,501	0	9,501
U.S. Treasury Bills	0	300	0	300
Central Funds Used for Cash Management Purposes	186,134	0	0	186,134
	$186,134	$6,659,421	$67,798	$6,913,353

Short Sales, at value	$0	$(35,865)	$0	$(35,865)

Financial Derivative Instruments - Assets
Credit Contracts	0	45,779	0	45,779
Foreign Exchange Contracts	0	3,069	0	3,069
Interest Rate Contracts	0	48,882	0	48,882
	$0	$97,730	$0	$97,730

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,281)	0	(2,281)
Foreign Exchange Contracts	0	(22,246)	0	(22,246)
Interest Rate Contracts	0	(8,373)	0	(8,373)

	$0	$(32,900)	$0	$(32,900)

Totals	$186,134	$6,688,386	$67,798	$6,942,318

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Bank Loan Obligations	$5,131	$253	$(6,800)	$8	$20	$1,388	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	0	19,138	0	(1)	0	469	3,206	0	22,812	469
Industrials	35,854	0	(1,735)	(76)	(99)	724	0	0	34,668	799
Utilities	309	0	(47)	0	0	8	0	0	270	5
U.S. Government Agencies	696	0	0	(5)	0	0	0	0	691	0
Mortgage-Backed Securities	1,934	0	(382)	4	28	76	0	(1,584)	76	0
Asset-Backed Securities	10,903	0	(115)	40	0	565	0	(2,112)	9,281	535
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0

Totals	$54,827	$19,391	$(9,079)	$(30)	$(51)	$3,230	$3,206	$(3,696)	$67,798	$1,808

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	10,899	Benchmark Pricing	Base Price	91.00 - 100.00
	11,913	Third Party Vendor	Broker Quote	104.50
Industrials	34,668	Third Party Vendor	Broker Quote	101.25 - 115.75
Utilities	270	Third Party Vendor	Broker Quote	97.00
U.S. Government Agencies	691	Third Party Vendor	Broker Quote	119.63
Mortgage-Backed Securities	76	Benchmark Pricing	Base Price	100.35
Asset-Backed Securities	8,507	Benchmark Pricing	Base Price	97.77
	774	Third Party Vendor	Broker Quote	101.75
Common Stocks
Financials	0	Other Valuation Techniques (3)	—	—

Total	$67,798

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
2.712% due 05/02/2016		$3,650	$3,652
Springleaf Financial Funding Co.
5.500% due 05/10/2017		9,100	9,063

Total Bank Loan Obligations (Cost $12,332)			12,715

CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 13.7%
Ally Financial, Inc.
4.625% due 06/26/2015		2,100	2,190
6.750% due 12/01/2014		2,950	3,200
7.500% due 09/15/2020		600	727
8.300% due 02/12/2015		2,100	2,344
American International Group, Inc.
3.750% due 11/30/2013		6,960	7,141
5.600% due 10/18/2016		700	800
5.850% due 01/16/2018		2,400	2,843
8.000% due 05/22/2068	EUR	1,300	1,989
8.175% due 05/15/2068		$9,600	12,552
Banco do Brasil S.A.
3.058% due 07/02/2014		1,500	1,515
3.875% due 10/10/2022		11,400	11,514
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,888
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,900	1,981
4.500% due 04/06/2015		2,500	2,600
Bank of America Corp.
6.000% due 09/01/2017		1,800	2,109
6.500% due 08/01/2016		1,800	2,080
7.625% due 06/01/2019		6,005	7,688
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	113
Bank of Montreal
2.850% due 06/09/2015		400	423
Bank of Nova Scotia
1.650% due 10/29/2015		900	927
1.950% due 01/30/2017		200	208
Banque PSA Finance S.A.
2.206% due 04/04/2014		3,500	3,457
Barclays Bank PLC
10.179% due 06/12/2021		400	547
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	747
6.500% due 03/10/2021		6,200	6,913
7.250% due 04/22/2020		900	1,008
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,412
7.250% due 02/01/2018		36,900	46,272
BNP Paribas S.A.
1.250% due 01/10/2014		6,100	6,120
BPCE S.A.
2.375% due 10/04/2013		400	404
5.250% due 07/30/2014 (c)	EUR	700	851
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,500	3,633
Capital One Capital
10.250% due 08/15/2039		3,800	3,800
CBA Capital Trust
5.805% due 06/30/2015 (c)		1,900	1,939
CIT Group, Inc.
5.250% due 04/01/2014		1,200	1,248
Citigroup, Inc.
0.581% due 06/09/2016		30,500	28,845
1.160% due 02/15/2013		1,000	1,000
1.790% due 01/13/2014		2,700	2,726
2.310% due 08/13/2013		1,000	1,010
4.875% due 05/07/2015		4,795	5,100
5.000% due 09/15/2014		10,000	10,525
5.500% due 04/11/2013		2,600	2,627
5.500% due 10/15/2014		1,700	1,825
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	400	533
8.125% due 10/26/2019 (c)		300	506
8.375% due 10/13/2019 (c)		$6,000	6,390

Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		2,700	3,080
Deutsche Bank Capital Trust
4.901% due 06/30/2015 (c)		3,900	3,042
Dexia Credit Local S.A.
0.793% due 04/29/2014		1,800	1,777
2.750% due 01/10/2014		1,500	1,515
2.750% due 04/29/2014		2,400	2,450
DNB Bank ASA
3.200% due 04/03/2017		1,800	1,918
Eksportfinans ASA
2.000% due 09/15/2015		1,000	958
5.500% due 05/25/2016		8,300	8,644
Export-Import Bank of Korea
4.000% due 01/29/2021		700	755
5.875% due 01/14/2015		1,500	1,646
8.125% due 01/21/2014		3,400	3,657
Fifth Third Bancorp
0.729% due 12/20/2016		1,300	1,252
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		10,100	10,313
8.000% due 06/01/2014		100	109
General Electric Capital Corp.
0.541% due 10/06/2015		1,500	1,484
3.800% due 06/18/2019		300	320
7.500% due 08/21/2035		30,000	42,541
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,941
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$5,000	5,823
6.250% due 09/01/2017		3,900	4,604
6.750% due 10/01/2037		13,800	15,652
GSPA Monetization Trust
6.422% due 10/09/2029		1,640	1,722
HBOS PLC
1.011% due 09/06/2017		4,000	3,461
6.750% due 05/21/2018		1,300	1,406
HSBC Finance Corp.
6.676% due 01/15/2021		3,900	4,630
ING Bank NV
1.711% due 06/09/2014		2,100	2,120
2.500% due 01/14/2016		600	625
International Lease Finance Corp.
6.500% due 09/01/2014		8,300	8,902
6.750% due 09/01/2016		700	789
Intesa Sanpaolo SpA
2.712% due 02/24/2014		2,300	2,298
6.500% due 02/24/2021		21,100	22,249
IPIC GMTN Ltd.
5.000% due 11/15/2020		500	571
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	6,300	8,325
1.058% due 05/02/2014		$22,000	22,158
1.061% due 09/30/2013		5,400	5,429
5.750% due 01/02/2013		200	200
Korea Development Bank
3.000% due 09/14/2022		9,100	9,077
3.500% due 08/22/2017		2,400	2,573
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,054
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,200	1,251
8.500% due 12/17/2021 (c)		100	104
Macquarie Bank Ltd.
6.625% due 04/07/2021		21,500	23,782
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,403
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	3,300	4,327
1.068% due 09/15/2026		$36,000	29,985
6.875% due 04/25/2018		300	362
Morgan Stanley
1.293% due 04/29/2013		800	802
2.810% due 05/14/2013		3,800	3,826
5.950% due 12/28/2017		600	680
6.000% due 04/28/2015		31,300	34,109
7.300% due 05/13/2019		13,600	16,537
National Australia Bank Ltd.
1.067% due 04/11/2014		13,200	13,286
Nationwide Building Society
6.250% due 02/25/2020		500	591
New York Life Global Funding
4.650% due 05/09/2013		200	203
Nordea Bank AB
2.125% due 01/14/2014		500	505

Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	3,047
PKO Finance AB
4.630% due 09/26/2022		3,700	3,904
PNC Preferred Funding Trust
1.958% due 03/15/2017 (c)		2,000	1,680
Rabobank Group
6.875% due 03/19/2020	EUR	4,900	7,223
RCI Banque S.A.
2.217% due 04/11/2014		$8,400	8,399
Regions Bank
7.500% due 05/15/2018		17,236	20,834
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		16,300	17,553
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	8,700	13,002
6.990% due 10/05/2017 (c)		$800	764
7.640% due 09/29/2017 (c)		600	546
Royal Bank of Scotland PLC
2.014% due 03/30/2015	CAD	6,300	5,476
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		$1,600	2,028
Santander Issuances S.A.U.
5.911% due 06/20/2016		200	206
7.300% due 07/27/2019	GBP	5,600	9,197
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		$7,000	7,000
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		5,000	5,430
SLM Corp.
5.000% due 04/15/2015		7,900	8,366
8.000% due 03/25/2020		3,600	4,131
SLM Corp. CPI Linked Bond
3.712% due 04/01/2014		4,202	4,194
4.116% due 11/21/2013		4,345	4,386
Societe Generale S.A.
1.397% due 04/11/2014		33,400	33,465
SSIF Nevada LP
1.040% due 04/14/2014		21,200	21,325
State Bank of India
2.469% due 01/21/2016		800	794
4.500% due 07/27/2015		1,000	1,050
Stone Street Trust
5.902% due 12/15/2015		3,200	3,505
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		12,100	16,425
Temasek Financial Ltd.
4.300% due 10/25/2019		300	346
Toyota Motor Credit Corp.
0.797% due 10/11/2013		24,200	24,287
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		900	898
UBS AG
2.250% due 08/12/2013		6,750	6,816
4.752% due 08/26/2013	AUD	10,902	11,368
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		$19,700	20,193
USB Capital
3.500% due 01/31/2013 (c)		3,700	3,349
Wachovia Corp.
0.503% due 08/01/2013		500	501
Westpac Banking Corp.
1.041% due 03/31/2014		6,400	6,442
Weyerhaeuser Co.
7.375% due 03/15/2032		9,600	12,105

			846,328

INDUSTRIALS 5.0%
AbbVie, Inc.
1.072% due 11/06/2015		6,000	6,073
Altria Group, Inc.
7.750% due 02/06/2014		1,600	1,720
Amgen, Inc.
1.875% due 11/15/2014		30,000	30,694
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014		6,700	6,737
Asciano Finance Ltd.
5.000% due 04/07/2018		20,000	21,630
Braskem Finance Ltd.
5.750% due 04/15/2021		800	846
7.000% due 05/07/2020		4,700	5,323
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		12,400	13,051

Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,381
CSN Islands Corp.
6.875% due 09/21/2019		5,100	5,737
CSN Resources S.A.
6.500% due 07/21/2020		3,700	4,033
Daimler Finance North America LLC
1.510% due 09/13/2013		1,600	1,609
1.677% due 07/11/2013		25,600	25,735
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,404
Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,112
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	332
HJ Heinz Co.
5.350% due 07/15/2013		16,700	17,128
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,037
7.625% due 04/09/2019		800	1,035
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		10,145	12,479
Mondelez International, Inc.
2.625% due 05/08/2013		2,400	2,415
5.250% due 10/01/2013		4,113	4,245
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,036
Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	406
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	172
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,663
5.875% due 03/01/2018		100	115
President and Fellows of Harvard College
6.500% due 01/15/2039		200	294
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,700	7,020
Sanofi
0.620% due 03/28/2014		34,990	35,131
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013		2,000	2,012
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013		41,000	41,278
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	20,552
Total Capital Canada Ltd.
0.710% due 01/17/2014		16,862	16,936

			310,371

UTILITIES 1.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		300	390
British Telecommunications PLC
5.150% due 01/15/2013		3,000	3,004
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	104
Duke Energy Corp.
5.650% due 06/15/2013		2,225	2,276
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		700	752
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		5,100	5,180
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		6,500	6,403
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,272
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		500	538
NV Energy, Inc.
6.250% due 11/15/2020		1,000	1,180
Petroleos Mexicanos
8.000% due 05/03/2019		100	131
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,700	1,925
7.875% due 06/10/2019		3,000	3,945
Qwest Corp.
3.558% due 06/15/2013		2,000	2,016
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		239	270
5.832% due 09/30/2016		646	714
6.750% due 09/30/2019		1,000	1,259
Telefonica Chile S.A.
3.875% due 10/12/2022		6,100	6,113

TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,599
7.250% due 02/02/2020	4,700	5,722
7.500% due 03/13/2013	800	811
7.500% due 07/18/2016	300	349
7.875% due 03/13/2018	1,300	1,584
Verizon Communications, Inc.
0.920% due 03/28/2014	5,600	5,635
Virginia Electric and Power Co.
4.750% due 03/01/2013	4,735	4,769

		58,941

Total Corporate Bonds & Notes (Cost $1,146,246)		1,215,640

MUNICIPAL BONDS & NOTES 5.5%
ARIZONA 0.2%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2029	10,000	12,234

CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	720
7.043% due 04/01/2050	1,100	1,605
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,608
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,000	2,335
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	237
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	9,000	9,023
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	5,164
6.603% due 07/01/2050	1,000	1,451
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	935
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,176
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,645
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,690
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115
7.021% due 08/01/2040	100	116
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	528
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	200	201
6.548% due 05/15/2048	7,355	9,803

		49,352

CONNECTICUT 0.5%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	25,900	32,132

FLORIDA 0.0%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,458

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,132
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,976
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	8,727
Cook County, Illinois Township High School District No. 21 J. Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	500	420

		18,255

KANSAS 0.3%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2032	13,700	15,934

LOUISIANA 0.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	905
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2012
5.000% due 05/01/2025	7,000	8,604

		9,509

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	3,800	4,691

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	120

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	287
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	324
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.263% due 06/01/2034	10,000	11,565

		12,176

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	1,500	1,503
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,443
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	4,700	5,363

		8,309

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	5,500	6,530
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	4,000	4,522
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,600
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,132
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	572
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 05/01/2030	3,800	4,551
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	600	682
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	6,500	7,428
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	14,605	18,285
5.000% due 03/15/2026	12,400	15,092
5.000% due 12/15/2030	4,900	5,925
5.000% due 03/15/2031	1,500	1,785
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	7,385	9,000
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,225
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,000	1,236

		83,565

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,470
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	700	683
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	6,000	6,768
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2023	2,030	2,499
5.000% due 12/15/2024	3,250	3,976

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,400	4,960

		20,356

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	121

TEXAS 0.4%
City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.000% due 02/01/2023	9,100	11,513
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,304
North Texas Municipal Water District Revenue Bonds, Series 2012
5.250% due 09/01/2023	7,600	9,687
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,399

		26,903

VIRGINIA 0.5%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	24,375	29,547

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,954
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	6,300	7,822

		10,776

Total Municipal Bonds & Notes (Cost $314,489)		336,438

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
0.560% due 07/25/2037	746	750
0.590% due 07/25/2037	728	733
0.610% due 09/25/2035	688	688
0.620% due 09/25/2035	1,156	1,167
0.660% due 09/25/2035	548	553
0.710% due 09/25/2041	22,451	22,686
0.875% due 08/28/2017 - 12/20/2017	59,800	60,103
0.930% due 06/25/2037	1,631	1,646
0.940% due 06/25/2040	6,177	6,228
0.950% due 03/25/2040	1,504	1,522
1.250% due 01/30/2017	5,900	6,054
2.310% due 08/01/2022	400	409
2.500% due 01/01/2028	73,000	76,353
2.870% due 09/01/2027	4,100	4,047
3.000% due 08/01/2021 - 01/01/2043	82,875	87,356
3.430% due 03/01/2022	11,356	12,556
3.500% due 03/01/2020 - 01/01/2043	331,765	353,050
4.000% due 12/01/2024 - 01/01/2043	323,466	347,183
4.500% due 07/01/2020 - 02/01/2043	122,035	132,253
5.000% due 02/13/2017 - 07/01/2035	27,754	30,497
5.375% due 06/12/2017	2,200	2,648
5.500% due 09/01/2025 - 02/01/2043	86,266	93,851
6.000% due 11/01/2032 - 05/01/2037	8,638	9,461
Farm Credit Bank
7.561% due 12/15/2013 (c)	10,257	10,363
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	6,598	6,606
Freddie Mac
0.709% due 09/15/2041	12,094	12,196
0.759% due 07/15/2041	2,059	2,074
0.909% due 08/15/2037	1,401	1,416
0.919% due 10/15/2037	311	314
0.929% due 05/15/2037 - 09/15/2037	1,485	1,497
1.000% due 03/08/2017 - 09/29/2017	61,500	62,228
1.000% due 06/29/2017 (i)	60,200	61,015
1.250% due 05/12/2017 - 10/02/2019	18,000	18,082
1.750% due 05/30/2019	4,300	4,454
2.375% due 01/13/2022	20,900	21,853
3.500% due 06/15/2036	546	562
3.750% due 03/27/2019	900	1,042
4.000% due 06/15/2038 - 01/01/2043	23,298	24,201
4.500% due 07/15/2021 - 01/01/2043	111,622	120,353
5.000% due 02/16/2017	1,500	1,769
5.500% due 08/23/2017 - 11/01/2037	817	924

Small Business Administration
6.220% due 12/01/2028		64	75

Total U.S. Government Agencies (Cost $1,581,562)			1,602,818

U.S. TREASURY OBLIGATIONS 29.4%
U.S. Treasury Bonds
2.750% due 11/15/2042		25,900	24,876
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017		28,007	30,000
0.125% due 01/15/2022		10,016	10,879
0.125% due 07/15/2022		20,822	22,593
0.625% due 07/15/2021		51,932	59,032
0.750% due 02/15/2042 (h)(i)		12,489	13,698
1.125% due 01/15/2021		3,067	3,603
1.250% due 07/15/2020		6,788	8,055
1.375% due 01/15/2020		4,707	5,581
1.750% due 01/15/2028 (i)		20,758	26,885
2.000% due 01/15/2026		19,580	25,685
2.125% due 01/15/2019		3,232	3,926
2.375% due 01/15/2025		51,541	69,593
2.375% due 01/15/2027 (h)(i)(j)		99,104	136,694
2.500% due 01/15/2029 (h)(i)		47,406	67,597
3.875% due 04/15/2029		6,473	10,732
U.S. Treasury Notes
0.375% due 11/15/2015		408,100	408,515
0.750% due 10/31/2017 (h)(i)		26,700	26,781
0.750% due 12/31/2017		41,100	41,158
0.875% due 07/31/2019 (i)(j)		56,800	56,063
1.000% due 06/30/2019 (h)(i)(j)		93,200	92,865
1.000% due 08/31/2019		20,600	20,466
1.000% due 09/30/2019		13,200	13,100
1.000% due 11/30/2019		150,500	148,924
1.125% due 05/31/2019		14,700	14,784
1.125% due 12/31/2019		22,100	22,021
1.250% due 10/31/2019		29,900	30,127
1.625% due 08/15/2022		81,100	80,492
1.625% due 11/15/2022 (f)		252,100	249,067
1.750% due 05/15/2022		100	101
2.625% due 04/30/2018		21,200	23,224
2.875% due 03/31/2018		1,700	1,884
3.375% due 11/15/2019		9,900	11,372
3.625% due 08/15/2019		4,000	4,655
3.625% due 02/15/2020		42,000	49,028

Total U.S. Treasury Obligations (Cost $1,792,579)			1,814,056

MORTGAGE-BACKED SECURITIES 4.7%
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	40	53
1.391% due 11/19/2047		6,511	8,634
1.591% due 05/16/2047		1,800	2,425
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$9,540	9,675
Banc of America Funding Corp.
0.491% due 06/20/2047		3,600	2,087
4.992% due 02/20/2035		4,388	4,404
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		1,556	1,557
Banc of America Mortgage Trust
3.111% due 06/25/2035		3,165	2,922
Banc of America Re-REMIC Trust
5.688% due 02/24/2051		4,900	5,665
BCAP LLC Trust
2.881% due 12/26/2037		155	154
3.560% due 12/26/2035		8,668	7,411
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,816	1,845
2.631% due 08/25/2035		1,817	1,834
Bear Stearns Alt-A Trust
0.530% due 08/25/2036		6,152	3,030
Chase Mortgage Finance Corp.
2.932% due 12/25/2035		2,650	2,493
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037		923	516
2.570% due 03/25/2036		2,219	2,049
2.901% due 03/25/2034		1,741	1,733
Countrywide Alternative Loan Trust
0.380% due 05/25/2047		2,321	1,652
0.410% due 05/25/2036		6,313	4,370
Credit Suisse First Boston Mortgage Securities Corp.
2.730% due 02/25/2034		1,324	1,316
Downey Savings & Loan Association Mortgage Loan Trust
1.030% due 09/19/2044		655	563

Eclipse Ltd.
0.698% due 01/25/2020	GBP	8,252	12,695
European Loan Conduit
0.342% due 05/15/2019	EUR	104	129
First Horizon Mortgage Pass-Through Trust
2.598% due 10/25/2035		$725	644
Granite Master Issuer PLC
0.391% due 12/20/2054		4,692	4,615
0.614% due 12/20/2054	GBP	9,092	14,524
0.734% due 12/20/2054		24,245	38,730
0.814% due 12/20/2054		15,052	24,045
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	148	194
0.878% due 09/20/2044	GBP	3,135	5,046
0.898% due 09/20/2044		842	1,351
0.909% due 01/20/2044		120	192
GSR Mortgage Loan Trust
2.654% due 09/25/2035		$974	990
Harborview Mortgage Loan Trust
0.460% due 01/19/2036		7,086	4,617
0.551% due 06/20/2035		1,825	1,676
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	1,300	1,734
Homebanc Mortgage Trust
0.520% due 03/25/2035		$5,251	3,868
Indymac Index Mortgage Loan Trust
0.470% due 06/25/2035		595	476
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		3,100	3,651
4.928% due 09/12/2037		4,670	4,787
5.447% due 06/12/2047		800	828
JPMorgan Mortgage Trust
3.026% due 08/25/2035 ^		1,187	1,064
3.028% due 07/25/2035		5,157	5,116
5.500% due 04/25/2036		1,586	1,603
5.750% due 01/25/2036		53	52
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		156	157
Merrill Lynch Floating Trust
0.751% due 07/09/2021		14,239	14,185
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		4,109	3,817
Merrill Lynch Mortgage Investors, Inc.
5.157% due 09/25/2035		1,254	1,191
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,800	1,884
5.450% due 10/28/2033		219	220
5.575% due 04/12/2049		3,422	3,529
5.610% due 04/15/2049		899	928
Morgan Stanley Mortgage Loan Trust
0.470% due 04/25/2035		7,962	7,500
2.717% due 07/25/2035		2,570	2,161
MortgageIT Trust
0.490% due 10/25/2035		1,745	1,456
OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	5,419
Provident Funding Mortgage Loan Trust
2.930% due 10/25/2035		6,727	6,651
Residential Accredit Loans, Inc. Trust
0.390% due 09/25/2036		6,824	4,456
0.710% due 03/25/2035		1,950	1,274
0.710% due 08/25/2035 ^		12,196	8,157
1.665% due 08/25/2035		220	175
3.820% due 12/25/2035		7,879	5,611
3.879% due 09/25/2035		2,841	2,185
Wachovia Mortgage Loan Trust LLC
3.032% due 10/20/2035		2,100	1,862
WaMu Mortgage Pass-Through Certificates
0.500% due 12/25/2045		4,052	3,712
2.538% due 11/25/2046		7,293	6,600
4.818% due 12/25/2036 ^		840	763
5.094% due 06/25/2037		8,260	7,161
Wells Fargo Mortgage-Backed Securities Trust
2.662% due 03/25/2035		2,044	2,021

Total Mortgage-Backed Securities (Cost $274,465)			292,090

ASSET-BACKED SECURITIES 3.0%
ARES CLO Ltd.
0.562% due 02/24/2018		3,361	3,328
Babson CLO Ltd.
0.678% due 06/15/2016		119	119
Bear Stearns Asset-Backed Securities Trust
0.370% due 08/25/2036		3,173	2,120
0.890% due 10/25/2035		11,700	5,831

Centurion CDO Ltd.
0.683% due 01/30/2016		887	885
Chase Issuance Trust
5.160% due 04/16/2018		100	114
Citibank Omni Master Trust
2.959% due 08/15/2018		4,600	4,787
Countrywide Asset-Backed Certificates
0.310% due 08/25/2037		5,681	5,567
Duane Street CLO Ltd.
0.562% due 11/08/2017		8,889	8,824
Galaxy CLO Ltd.
0.569% due 04/17/2017		816	811
Globaldrive BV
2.460% due 08/20/2017	EUR	11,053	14,706
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		$11,821	11,715
0.537% due 08/07/2021		2,599	2,554
Hillmark Funding
0.562% due 05/21/2021		5,800	5,612
HSBC Home Equity Loan Trust
1.151% due 11/20/2036		4,561	4,527
JPMorgan Mortgage Acquisition Corp.
0.450% due 05/25/2036		9,400	6,382
Lafayette CLO Ltd.
1.751% due 09/06/2022		15,645	15,615
Morgan Stanley ABS Capital
0.530% due 11/25/2035		11,972	11,503
Option One Mortgage Loan Trust
0.350% due 01/25/2037		4,000	1,981
Park Place Securities, Inc.
0.660% due 09/25/2035		445	415
Penta CLO S.A.
0.564% due 06/04/2024	EUR	3,873	4,806
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		$1,018	1,018
SLC Student Loan Trust
4.750% due 06/15/2033		6,098	5,830
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	8,244	10,507
3.459% due 05/16/2044		$2,305	2,432
3.500% due 08/17/2043		2,831	2,739
Soundview Home Loan Trust
0.340% due 12/25/2036		3,714	3,423
South Texas Higher Education Authority, Inc.
0.808% due 10/01/2020		16,471	16,495
Specialty Underwriting & Residential Finance
0.510% due 12/25/2036		28,000	16,775
Structured Asset Securities Corp.
0.380% due 12/25/2036		4,900	3,165
Venture CDO Ltd.
0.539% due 07/22/2021		9,500	9,085
Wind River CLO Ltd.
0.639% due 12/19/2016		1,503	1,489

Total Asset-Backed Securities (Cost $179,944)			185,160

SOVEREIGN ISSUES 10.5%
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,400
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	7,700	10,236
2.500% due 03/01/2015		16,500	21,945
3.000% due 04/01/2014		300	402
3.000% due 11/01/2015		9,200	12,362
3.500% due 06/01/2014		500	676
3.500% due 11/01/2017		11,000	14,672
3.750% due 08/01/2015		3,600	4,919
3.750% due 04/15/2016		1,700	2,331
3.750% due 08/01/2016		400	548
4.250% due 07/01/2014		1,800	2,461
4.250% due 08/01/2014		1,400	1,918
4.500% due 07/15/2015		17,800	24,707
4.500% due 08/01/2018		2,700	3,753
4.750% due 09/15/2016		2,000	2,825
4.750% due 05/01/2017		37,000	52,164
4.750% due 06/01/2017		27,500	38,680
6.000% due 11/15/2014		6,200	8,792
Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		200	260
0.000% due 09/30/2014		15,900	20,267
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,083
Mexico Government International Bond
6.250% due 06/16/2016	MXN	34,400	2,775
7.750% due 12/14/2017		38,100	3,288

10.000% due 12/05/2024		8,900	965
Province of British Columbia
4.300% due 06/18/2042	CAD	300	358
Province of Ontario
1.600% due 09/21/2016		$7,800	8,055
1.650% due 09/27/2019		800	800
2.850% due 06/02/2023	CAD	300	301
3.000% due 07/16/2018		$22,700	24,767
3.150% due 06/02/2022	CAD	61,800	64,316
4.000% due 10/07/2019		$2,000	2,297
4.000% due 06/02/2021	CAD	5,500	6,121
4.200% due 03/08/2018		200	223
4.200% due 06/02/2020		19,100	21,530
4.300% due 03/08/2017		800	886
4.400% due 06/02/2019		900	1,021
4.400% due 04/14/2020		$9,300	10,960
4.600% due 06/02/2039	CAD	600	724
5.500% due 06/02/2018		300	354
5.850% due 03/08/2033		1,400	1,913
Province of Quebec
2.750% due 08/25/2021		$48,400	50,602
3.000% due 09/01/2023	CAD	200	202
3.500% due 07/29/2020		$7,300	8,114
3.500% due 12/01/2022	CAD	25,900	27,438
4.250% due 12/01/2021		11,900	13,389
4.250% due 12/01/2043		22,200	25,417
4.500% due 12/01/2017		100	113
4.500% due 12/01/2018		500	568
Russia Government International Bond
3.250% due 04/04/2017		$1,800	1,917
Spain Government International Bond
3.000% due 04/30/2015	EUR	1,300	1,715
3.150% due 01/31/2016		11,000	14,418
3.300% due 10/31/2014		5,600	7,450
3.400% due 04/30/2014		3,300	4,409
3.750% due 10/31/2015		80,800	107,482
4.250% due 10/31/2016		1,100	1,478
4.400% due 01/31/2015		3,200	4,358
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,000	1,098

Total Sovereign Issues (Cost $628,944)			650,223

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		1,639	2,008

Total Convertible Preferred Securities (Cost $1,840)			2,008

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank
10.000% due 12/15/2020 (c)		1,000	1,248
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,333

Total Preferred Securities (Cost $2,280)			2,581

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.9%
CERTIFICATES OF DEPOSIT 1.4%
Banco do Brasil S.A.
0.000% due 06/28/2013		$37,200	36,847
Dexia Credit Local S.A.
1.400% due 09/20/2013		9,600	9,600
1.500% due 09/27/2013		8,300	8,300
1.700% due 09/06/2013		17,600	17,600
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		13,200	13,075

0.000% due 11/01/2013		3,300	3,251

			88,673

COMMERCIAL PAPER 1.7%
Electricite de France S.A.
0.825% due 01/17/2014		17,700	17,546
Entergy Corp.
0.730% due 01/31/2013		6,500	6,496
Ford Motor Credit Co. LLC
0.960% due 03/05/2013		19,600	19,568
1.017% due 02/15/2013		7,500	7,491
1.020% due 04/02/2013		10,500	10,473
1.280% due 01/22/2013		3,500	3,497
Nisource Finance Corp.
1.100% due 01/28/2013		8,000	7,994
Santander S.A.
2.200% due 04/02/2013		4,000	3,978
3.100% due 10/01/2013		16,300	15,918
Standard Chartered Bank
0.950% due 09/26/2013		14,500	14,398

			107,359

REPURCHASE AGREEMENTS 2.1%
Barclays, Inc.
0.230% due 01/02/2013		130,200	130,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $132,842. Repurchase proceeds are $130,202.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		610	610
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $623. Repurchase proceeds are $610.)

			130,810

MEXICO TREASURY BILLS 2.0%
4.314% due 01/10/2013 - 04/04/2013 (a)	MXN	1,606,000	123,732

SPAIN TREASURY BILLS 0.0%
2.806% due 09/20/2013 (a)	EUR	1,400	1,809

U.S. TREASURY BILLS 0.0%
0.150% due 12/12/2013 (g)		$50	50

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.7%

PIMCO Short-Term Floating NAV Portfolio		778	8
PIMCO Short-Term Floating NAV Portfolio III		35,394,267	353,765

			353,773

Total Short-Term Instruments (Cost $805,970)			806,206

Total Investments 112.0% (Cost $6,740,651)			$6,919,935
Written Options (l) (0.0%) (Premiums $3,896)			(567)
Other Assets and Liabilities (Net) (12.0%)			(740,601)

Net Assets 100.0%			$6,178,767

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $138,149 at a weighted average interest rate of 0.063%.

(f)	Securities with an aggregate market value of $119,445 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.130%	12/17/2012	01/04/2013	$120,144	$(120,151)

(g)	Securities with an aggregate market value of $50 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $3,525 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	78	$65
90-Day Euribor June Futures	Long	06/2015	22	0
90-Day Euribor March Futures	Long	03/2015	25	3
90-Day Eurodollar December Futures	Long	12/2015	2,156	(49)
90-Day Eurodollar June Futures	Long	06/2015	3,019	1,241
90-Day Eurodollar June Futures	Long	06/2016	34	0
90-Day Eurodollar March Futures	Long	03/2016	555	23
90-Day Eurodollar September Futures	Long	09/2015	251	151
90-Day Eurodollar September Futures	Long	09/2016	22	0
Euro-Bund 10-Year Bond March Futures	Short	03/2013	75	(88)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	68	0

				$1,346

(i)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $15,476 and cash of $44 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$1,500	$(8)	$(3)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	11,600	(29)	1

				$(37)	$(2)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$600,200	$4,560	$654
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		103,800	564	(1,725)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		28,900	1,770	1,630
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	29,700	235	347

						$7,129	$906

(j)	Securities with an aggregate market value of $4,032 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	09/20/2014	0.951%		$14,800	$1,055	$721	$334
Ally Financial, Inc.	DUB	5.000%	12/20/2016	2.095%		300	34	(4)	38
Ally Financial, Inc.	GST	5.000%	09/20/2014	0.951%		2,500	178	122	56
American International Group, Inc.	DUB	1.000%	12/20/2020	1.516%		7,900	(286)	(1,644)	1,358
American International Group, Inc.	UAG	1.000%	12/20/2020	1.516%		300	(11)	(66)	55
Australia Government Bond	CBK	1.000%	06/20/2017	0.370%		1,900	54	30	24
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%		9,700	259	203	56
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.425%		5,300	(165)	(172)	7
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	0.963%		7,000	12	(51)	63
Berkshire Hathaway Finance Corp.	UAG	1.000%	06/20/2017	1.084%		14,100	(46)	(286)	240
Brazil Government International Bond	BPS	1.000%	06/20/2017	0.953%		1,800	4	(17)	21
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%		500	5	(7)	12
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.715%		10,800	103	(36)	139
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%		14,300	118	(21)	139
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%		1,000	10	(16)	26
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.604%		1,000	10	(10)	20
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		8,900	21	(83)	104
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.648%		7,200	72	(90)	162
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.771%		10,700	88	(16)	104
Brazil Government International Bond	GST	1.000%	06/20/2015	0.604%		500	5	(7)	12
Brazil Government International Bond	GST	1.000%	06/20/2017	0.953%		6,000	15	(88)	103
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%		300	3	(8)	11
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		900	9	(9)	18
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		1,400	14	(16)	30
Brazil Government International Bond	JPM	1.000%	06/20/2017	0.953%		14,900	36	(153)	189
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		500	5	(5)	10
China Government International Bond	BPS	1.000%	03/20/2016	0.327%		300	7	4	3
China Government International Bond	BRC	1.000%	03/20/2016	0.327%		700	15	8	7
China Government International Bond	CBK	1.000%	06/20/2016	0.376%		3,100	68	33	35
China Government International Bond	HUS	1.000%	06/20/2017	0.537%		3,600	75	(17)	92
China Government International Bond	JPM	1.000%	06/20/2017	0.537%		600	12	(3)	15
France Government Bond	RYL	0.250%	03/20/2016	0.467%		1,000	(7)	(31)	24
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%		2,200	15	(44)	59
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.825%		14,200	84	(150)	234
General Electric Capital Corp.	BOA	1.000%	09/20/2016	0.950%		17,900	39	(418)	457
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.429%		4,000	324	143	181
Indonesia Government International Bond	BPS	1.000%	06/20/2021	1.826%		2,600	(160)	(180)	20
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%		3,500	26	(59)	85
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.787%		1,400	11	(26)	37
Indonesia Government International Bond	CBK	1.000%	06/20/2021	1.826%		800	(49)	(57)	8
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%		1,600	(98)	(108)	10
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.787%		1,400	11	(24)	35
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%		1,800	(111)	(125)	14
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		300	5	4	1
Japan Government International Bond	BOA	1.000%	03/20/2017	0.616%		3,500	57	(27)	84
Japan Government International Bond	GST	1.000%	03/20/2016	0.458%		2,100	37	(20)	57
Japan Government International Bond	GST	1.000%	03/20/2017	0.616%		500	8	(4)	12
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		27,200	483	102	381
Japan Government International Bond	MYC	1.000%	03/20/2016	0.458%		1,300	23	(13)	36
Japan Government International Bond	MYC	1.000%	06/20/2017	0.673%		400	6	(1)	7
MetLife, Inc.	BOA	1.000%	12/20/2014	0.730%		6,100	35	(88)	123
MetLife, Inc.	BOA	1.000%	12/20/2015	1.063%		1,900	(3)	(106)	103
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%		200	1	(3)	4
MetLife, Inc.	DUB	1.000%	03/20/2018	1.590%		6,400	(185)	(364)	179
MetLife, Inc.	FBF	1.000%	12/20/2014	0.730%		200	1	(3)	4
MetLife, Inc.	GST	1.000%	03/20/2015	0.788%		2,000	10	(121)	131
MetLife, Inc.	GST	1.000%	09/20/2015	0.989%		3,500	3	(225)	228
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%		5,600	4	(332)	336
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.840%		8,100	60	(40)	100
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%		400	5	(9)	14
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.619%		11,100	139	(54)	193
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.451%		400	5	(9)	14
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.451%		200	2	(5)	7
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.669%		12,600	149	31	118
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.840%		2,900	22	(29)	51

Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		1,700	9	(24)	33
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.840%		2,800	20	(28)	48
Mexico Government International Bond	GST	1.000%	06/20/2017	0.840%		4,500	33	(47)	80
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.840%		3,000	22	(14)	36
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.840%		9,600	71	(127)	198
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%		5,700	72	(35)	107
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.840%		2,000	15	(25)	40
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.892%		1,400	8	(20)	28
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.551%		7,200	90	(84)	174
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.117%		1,200	64	16	48
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.180%		6,700	(41)	(131)	90
Republic of Germany	BOA	0.250%	09/20/2016	0.287%		14,000	(18)	(252)	234
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.222%	EUR	4,400	6	(62)	68
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.310%		6,200	(20)	(12)	(8)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%		$1,100	29	19	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		200	5	4	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%		900	17	5	12
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		400	11	7	4

							$3,124	$(4,909)	$8,033

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BOA	(1.000%	)	12/20/2017	EUR	61,400	$639	$1,079	$(440)
iTraxx Europe 18 Index	GST	(1.000%	)	12/20/2017		97,100	1,011	1,796	(785)
iTraxx Europe 18 Index	MYC	(1.000%	)	12/20/2017		1,700	18	30	(12)

							$1,668	$2,905	$(1,237)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$11,100	$858	$874	$(16)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	70	118	(48)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	22,000	1,702	1,440	262
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	39	57	(18)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,700	131	191	(60)

					$2,800	$2,680	$120

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$4,000	$1	$(4)	$5
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		64,900	25	(195)	220
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	6,800	7	1	6
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		2,300	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		6,800	(6)	(4)	(2)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		30,000	22	3	19
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		182,000	137	(68)	205
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		52,000	39	(23)	62
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		38,000	29	(24)	53
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		13,000	10	(2)	12
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		300	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		10,000	(17)	(20)	3
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		33,000	(54)	(31)	(23)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		163,600	(271)	(337)	66
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		133,000	(220)	(264)	44
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		44,000	(8)	(4)	(4)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		26,000	(5)	(3)	(2)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		27,000	35	(7)	42

							$(278)	$(983)	$705

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERAEMLT Index	109,650	1-Month USD-LIBOR plus a specified spread	$234,934	02/28/2013	BOA	$13,920
Receive	ERAEMLT Index	133,748	1-Month USD-LIBOR plus a specified spread	286,566	03/28/2013	BOA	16,978
Receive	ERAEMLT Index	257,389	1-Month USD-LIBOR plus a specified spread	573,245	04/15/2013	BOA	11,146
Receive	ERAEMLT Index	230,947	1-Month USD-LIBOR plus a specified spread	514,354	05/15/2013	BOA	9,996
Receive	ERAEMLT Index	68,251	1-Month USD-LIBOR plus a specified spread	146,234	05/31/2013	BOA	8,652
Receive	ERAEMLT Index	224,167	1-Month USD-LIBOR plus a specified spread	499,253	06/17/2013	BOA	9,709
Receive	ERAEMLT Index	295,888	1-Month USD-LIBOR plus a specified spread	633,964	06/28/2013	BOA	37,530
Receive	ERAEMLT Index	234,810	1-Month USD-LIBOR plus a specified spread	503,099	07/31/2013	BOA	29,826
Receive	ERAEMLT Index	57,209	1-Month USD-LIBOR plus a specified spread	129,303	12/31/2013	BOA	643
Receive	ERAEMLT Index	184,194	1-Month USD-LIBOR plus a specified spread	410,228	03/15/2013	FBF	8,006
Receive	ERAEMLT Index	307,881	1-Month USD-LIBOR plus a specified spread	659,659	03/28/2013	FBF	39,148
Receive	ERAEMLT Index	180,814	1-Month USD-LIBOR plus a specified spread	387,408	07/31/2013	FBF	22,991
Receive	ERAEMLT Index	172,181	1-Month USD-LIBOR plus a specified spread	368,910	01/31/2013	JPM	21,865
Receive	ERAEMLT Index	123,400	1-Month USD-LIBOR plus a specified spread	264,394	02/28/2013	JPM	15,633
Receive	ERAEMLT Index	105,204	1-Month USD-LIBOR plus a specified spread	225,408	05/31/2013	JPM	13,302

							$259,345

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$37,300	$263	$(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		220,600	623	(77)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		64,100	284	(56)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		104,000	78	(30)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		277,300	555	(96)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		40,100	147	(35)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		4,200	81	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		10,000	28	(3)

Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		144,100	781	(126)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		14,300	277	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		28,100	143	(25)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		48,900	363	(26)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	8,200	52	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		2,300	15	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$16,900	51	(38)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		13,000	98	(34)

								$3,839	$(556)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$(4)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	2,400	31	(5)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	1,000	7	(2)

						$57	$(11)

(m)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$9,000	$9,737	$(9,751)
Fannie Mae	6.000%	01/01/2043	3,000	3,294	(3,277)

				$13,031	$(13,028)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	10,581		$10,935	WST	$0	$(47)	$(47)
01/2013	EUR	2,300		2,851	DUB	0	(186)	(186)
01/2013		15,960		19,611	UAG	0	(1,461)	(1,461)
01/2013	GBP	65,842		105,376	GSC	0	(1,581)	(1,581)
01/2013		300		482	UAG	0	(5)	(5)
01/2013	JPY	1,915,362		23,354	DUB	1,244	0	1,244
01/2013		84,688		989	HUS	11	0	11
01/2013		134,598		1,587	RYL	33	0	33
01/2013	MXN	455,918		35,052	UAG	0	(197)	(197)
01/2013		$127	AUD	121	UAG	0	(2)	(2)
01/2013		52,770	GBP	32,608	BRC	201	0	201
01/2013		52,792		32,608	DUB	178	0	178
01/2013		1,484		926	RBC	20	0	20
02/2013	CNY	8,230		$1,304	BRC	0	(4)	(4)
02/2013		11,961		1,900	FBF	0	(1)	(1)
02/2013		32,839		5,200	UAG	0	(20)	(20)
02/2013	GBP	32,608		52,765	BRC	0	(201)	(201)
02/2013		32,608		52,789	DUB	0	(176)	(176)
02/2013	MXN	165,877		12,659	FBF	0	(133)	(133)
02/2013		$300	BRL	616	BRC	0	0	0
02/2013		40,332		83,261	HUS	162	0	162
02/2013		600		1,232	MSC	0	(1)	(1)
02/2013		6,500		13,362	UAG	0	(2)	(2)
02/2013		8,400	CNY	53,029	CBK	29	0	29
03/2013	CAD	513		$519	BRC	4	0	4
03/2013		125,938		127,794	DUB	1,394	0	1,394
03/2013		31		31	MSC	0	0	0
03/2013		40,478		40,990	RBC	364	0	364
03/2013		1,968		1,995	UAG	20	0	20
03/2013	EUR	96,512		126,022	BRC	0	(1,453)	(1,453)
03/2013		95,752		125,323	FBF	0	(1,149)	(1,149)
03/2013		141		186	MSC	0	0	0
03/2013		178		235	RYL	0	0	0
03/2013		2,567		3,380	UAG	0	(11)	(11)
03/2013	MXN	140,849		10,757	BOA	0	(62)	(62)
03/2013		264,574		20,562	CBK	240	0	240
03/2013		99		8	DUB	0	0	0
04/2013		560,943		43,107	BRC	144	(66)	78
04/2013		33,975		2,616	DUB	9	0	9
04/2013		205,871		15,723	MSC	0	(70)	(70)
04/2013		$840	MXN	10,793	BRC	0	(12)	(12)
04/2013		6,941		91,751	CBK	98	0	98
04/2013		3,211		41,777	DUB	4	(10)	(6)
04/2013		1,053		14,140	FBF	32	0	32
04/2013		24,859		323,636	HUS	156	(188)	(32)
04/2013		32,810		431,763	JPM	314	(2)	312
04/2013		12,300		158,363	MSC	0	(151)	(151)
04/2013		15,483		201,015	UAG	3	(64)	(61)
06/2013	EUR	1,573		$2,071	BPS	0	(9)	(9)
09/2013		22,600		29,055	UAG	0	(848)	(848)
11/2013		40,845		52,781	FBF	0	(1,297)	(1,297)
12/2013		66,400		83,810	BOA	0	(4,150)	(4,150)
04/2014		300		380	CBK	0	(18)	(18)
06/2014		500		634	FBF	0	(30)	(30)

						$4,660	$(13,607)	$(8,947)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$12,715	$0	$12,715
Corporate Bonds & Notes
Banking & Finance	0	843,091	3,237	846,328
Industrials	0	297,320	13,051	310,371
Utilities	0	58,941	0	58,941
Municipal Bonds & Notes
Arizona	0	12,234	0	12,234
California	0	49,352	0	49,352
Connecticut	0	32,132	0	32,132
Florida	0	2,458	0	2,458
Illinois	0	18,255	0	18,255
Kansas	0	15,934	0	15,934
Louisiana	0	9,509	0	9,509
Massachusetts	0	4,691	0	4,691
Nebraska	0	120	0	120
Nevada	0	12,176	0	12,176
New Jersey	0	8,309	0	8,309
New York	0	83,565	0	83,565
Ohio	0	20,356	0	20,356
Tennessee	0	121	0	121
Texas	0	26,903	0	26,903
Virginia	0	29,547	0	29,547
Washington	0	10,776	0	10,776
U.S. Government Agencies	0	1,596,212	6,606	1,602,818
U.S. Treasury Obligations	0	1,814,056	0	1,814,056
Mortgage-Backed Securities	0	286,268	5,822	292,090
Asset-Backed Securities	0	169,545	15,615	185,160
Sovereign Issues	0	650,223	0	650,223
Convertible Preferred Securities
Banking & Finance	0	2,008	0	2,008
Preferred Securities
Banking & Finance	1,333	1,248	0	2,581
Short-Term Instruments
Certificates of Deposit	0	88,673	0	88,673
Commercial Paper	0	107,359	0	107,359
Repurchase Agreements	0	130,810	0	130,810
Mexico Treasury Bills	0	123,732	0	123,732
Spain Treasury Bills	0	1,809	0	1,809
U.S. Treasury Bills	0	50	0	50
Central Funds Used for Cash Management Purposes	353,773	0	0	353,773
	$355,106	$6,520,498	$44,331	$6,919,935

Short Sales, at value	$0	$(13,028)	$0	$(13,028)

Financial Derivative Instruments - Assets
Credit Contracts	0	8,305	0	8,305
Equity Contracts	0	259,345	0	259,345
Foreign Exchange Contracts	0	4,660	0	4,660
Interest Rate Contracts	1,483	3,367	0	4,850
	$1,483	$275,677	$0	$277,160

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,390)	0	(1,390)
Foreign Exchange Contracts	0	(13,606)	0	(13,606)
Interest Rate Contracts	(137)	(2,314)	(11)	(2,462)

	$(137)	$(17,310)	$(11)	$(17,458)

Totals	$356,452	$6,765,837	$44,320	$7,166,609

(ii) There were assets and liabilities valued at $56,126 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$3,080	$0	$(16)	$(6)	$0	$179	$0	$0	$3,237	$179
Industrials	0	12,400	0	0	0	651	0	0	13,051	651
U.S. Government Agencies	100,007	(91,973)	(1,516)	1	7	80	0	0	6,606	40
Mortgage-Backed Securities	0	0	0	0	0	0	5,822	0	5,822	0
Asset-Backed Securities	7,187	16,800	(2,110)	39	25	171	0	(6,497)	15,615	(31)

	$110,274	$(62,773)	$(3,642)	$34	$32	$1,081	$5,822	$(6,497)	$44,331	$839

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$(1)	$0	$0	$(11)	$(1)

Totals	$110,264	$(62,773)	$(3,642)	$34	$32	$1,080	$5,822	$(6,497)	$44,320	$838

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,515	Benchmark Pricing	Base Price	101.13
	1,722	Third Party Vendor	Broker Quote	104.98
Industrials	13,051	Third Party Vendor	Broker Quote	105.25
U.S. Government Agencies	6,606	Third Party Vendor	Broker Quote	100.12
Mortgage-Backed Securities	5,665	Benchmark Pricing	Base Price	116.13
	157	Third Party Vendor	Broker Quote	100.38
Asset-Backed Securities	15,615	Benchmark Pricing	Base Price	99.91

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(11)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$44,320

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$500	$530
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
6.500% due 06/10/2014		3,100	3,331

Total Bermuda (Cost $3,989)			4,071

BRAZIL 7.0%
CORPORATE BONDS & NOTES 1.0%
Banco Bradesco S.A.
2.410% due 05/16/2014		$4,100	4,131
Banco do Brasil S.A.
3.058% due 07/02/2014		6,900	6,971
4.500% due 01/22/2015 (f)		9,200	9,766
4.500% due 01/22/2015		860	913
Banco Santander Brasil S.A.
2.408% due 03/18/2014		54,250	54,072
Banco Votorantim Ltd.
3.310% due 03/28/2014		11,900	11,875
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	5,750	4,239
Petrobras International Finance Co.
2.875% due 02/06/2015		$45,400	46,695

			138,662

SOVEREIGN ISSUES 6.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,049,544	540,978
10.000% due 01/01/2021		622,029	320,764

			861,742

Total Brazil (Cost $1,007,803)			1,000,404

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Montreal
2.850% due 06/09/2015		$14,000	14,795

Total Canada (Cost $14,415)			14,795

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.209% due 09/20/2016		$7,233	7,249

Total Cayman Islands (Cost $7,120)			7,249

CHILE 0.2%
CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
2.310% due 02/14/2014		$15,000	14,824
3.750% due 09/22/2015		100	106
Corp. Nacional del Cobre de Chile
4.750% due 10/15/2014		1,000	1,063

			15,993

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023 (c)	CLP	1,598,853	3,901
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017 (c)		685,223	1,448
3.000% due 07/01/2018 (c)		1,279,082	2,735

3.000% due 10/01/2018 (c)		34,261	73

			8,157

Total Chile (Cost $22,224)			24,150

COLOMBIA 3.4%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	77,976,000	51,084

SOVEREIGN ISSUES 3.0%
Bogota Distrito Capital
9.750% due 07/26/2028		31,200,000	26,759
Colombia Government International Bond
3.759% due 03/17/2013		$1,790	1,810
3.858% due 03/17/2013		300	303
4.375% due 03/21/2023	COP	4,940,000	2,799
8.250% due 12/22/2014		$10,160	11,633
9.850% due 06/28/2027	COP	127,314,000	110,973
12.000% due 10/22/2015		232,943,000	160,655
Colombian TES
7.000% due 05/04/2022		53,827,900	33,896
7.250% due 06/15/2016		29,730,000	18,070
7.500% due 08/26/2026		9,910,000	6,488
10.000% due 07/24/2024		19,920,000	15,343
11.000% due 07/24/2020		36,595,000	28,083
11.250% due 10/24/2018		19,820,000	14,623

			431,435

Total Colombia (Cost $412,047)			482,519

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,992

Total France (Cost $1,950)			1,992

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$154,100	156,516

Total Germany (Cost $155,790)			156,516

GUATEMALA 0.0%
SOVEREIGN ISSUES 0.0%
Guatemala Government Bond
9.250% due 08/01/2013		$840	879

Total Guatemala (Cost $869)			879

HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,320
5.500% due 02/12/2016		6,319,600	28,554
6.500% due 06/24/2019		620,000	2,908
6.750% due 11/24/2017		478,000	2,252
7.500% due 11/12/2020		4,270,000	21,267

Total Hungary (Cost $62,904)			58,301

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of India
4.375% due 02/02/2015		$900	938
4.400% due 04/21/2015		2,400	2,510
ICICI Bank Ltd.
2.062% due 02/24/2014		7,800	7,674
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,200	1,260
State Bank of India
4.500% due 07/27/2015		1,000	1,050

Total India (Cost $13,445)			13,432

INDONESIA 7.3%
SOVEREIGN ISSUES 7.3%
Indonesia Government International Bond
6.375% due 04/15/2042	IDR	454,596,000	47,410
6.750% due 03/10/2014		$2,440	2,586
7.000% due 05/15/2022	IDR	11,000,000	1,297
7.375% due 09/15/2016		74,741,000	8,476
8.250% due 07/15/2021		355,000,000	44,633
8.250% due 06/15/2032		1,473,823,000	187,120
8.375% due 09/15/2026		670,297,000	86,106
9.500% due 07/15/2023		112,807,000	15,449
9.500% due 07/15/2031		862,533,000	122,701
9.500% due 05/15/2041		333,047,000	48,181
10.000% due 09/15/2024		268,000,000	38,106
10.000% due 02/15/2028		573,318,000	83,255
10.375% due 05/04/2014		$12,000	13,425
10.500% due 08/15/2030	IDR	1,031,656,000	158,044
10.500% due 07/15/2038		295,238,000	46,431
11.000% due 11/15/2020		618,548,000	88,558
11.000% due 09/15/2025		170,000,000	25,913
11.500% due 09/15/2019		46,330,000	6,572
12.800% due 06/15/2021		166,974,000	26,300

Total Indonesia (Cost $889,977)			1,050,563

IRELAND 1.5%
CORPORATE BONDS & NOTES 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$85,320	89,394
7.700% due 08/07/2013		30,530	31,837
RZD Capital Ltd.
8.300% due 04/02/2019	RUB	2,770,000	94,281

			215,512

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	220

Total Ireland (Cost $209,901)			215,732

ITALY 1.0%
SOVEREIGN ISSUES 1.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	79,720	110,653
4.750% due 09/15/2016		6,700	9,464
4.750% due 06/01/2017		20,000	28,131

Total Italy (Cost $143,707)			148,248

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.4%
KazMunayGas National Co.
8.375% due 07/02/2013		$168,740	174,646
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		22,571	23,491

Total Kazakhstan (Cost $195,973)			198,137

LUXEMBOURG 4.8%
CORPORATE BONDS & NOTES 4.8%
ArcelorMittal
4.250% due 02/25/2015		$7,500	7,579
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		3,200	3,436
7.510% due 07/31/2013		26,100	27,033
8.125% due 07/31/2014		41,450	45,218
8.125% due 02/04/2015	EUR	1,700	2,544
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		$832	938
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		4,274	4,341
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		11,650	12,281

7.175% due 05/16/2013		60,990	62,239
7.500% due 03/25/2013	RUB	555,000	18,155
8.625% due 02/17/2017		1,745,500	58,274
8.700% due 03/17/2016		6,605,500	219,859
9.000% due 06/11/2014		$9,410	10,339
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		41,900	45,503
6.468% due 07/02/2013		58,130	59,676
6.480% due 05/15/2013		36,750	37,356
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		14,500	15,827
9.750% due 07/29/2013		57,324	60,030

Total Luxembourg (Cost $694,275)			690,628

MALAYSIA 4.4%
CORPORATE BONDS & NOTES 0.0%
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	1,054

SOVEREIGN ISSUES 4.4%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	78,601	25,783
3.418% due 08/15/2022		888,580	288,987
3.434% due 08/15/2014		500	165
3.492% due 03/31/2020		145,550	47,814
3.580% due 09/28/2018		85,661	28,392
3.892% due 03/15/2027		9,000	3,013
4.012% due 09/15/2017		67,301	22,753
4.160% due 07/15/2021		185,952	63,577
4.262% due 09/15/2016		295,638	100,512
4.378% due 11/29/2019		133,700	46,321
4.392% due 04/15/2026		6,700	2,364

			629,681

Total Malaysia (Cost $622,754)			630,735

MEXICO 13.0%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.4%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	213
6.450% due 12/05/2022	MXN	518,000	41,334
BBVA Bancomer S.A.
6.500% due 03/10/2021		$550	613
Hipotecaria Su Casita S.A. de C.V.
6.340% due 06/28/2018 ^	MXN	77,488	276
Petroleos Mexicanos
4.875% due 03/15/2015		$5,272	5,707
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		1,500	1,645
8.750% due 01/31/2016	MXN	45,300	3,770
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.845% due 12/09/2014		76,200	5,287

			58,845

SOVEREIGN ISSUES 12.6%
Mexico Government International Bond
5.000% due 06/15/2017		248,000	19,127
6.000% due 06/18/2015		1,340,350	106,774
6.250% due 06/16/2016		7,539,275	608,093
6.500% due 06/10/2021		659,200	55,368
6.500% due 06/09/2022		515,300	43,330
7.500% due 06/03/2027		148,900	13,430
7.750% due 12/14/2017		1,599,600	138,053
7.750% due 05/29/2031		1,483,090	134,796
8.000% due 12/17/2015		53,100	4,454
8.000% due 06/11/2020		1,410,870	128,630
8.500% due 12/13/2018		2,291,267	207,658

8.500% due 11/18/2038		156,780	15,388
9.500% due 12/18/2014		141,263	11,914
10.000% due 12/05/2024		3,013,377	326,787

			1,813,802

Total Mexico (Cost $1,796,810)			1,872,648

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,000	7,681
10.500% due 03/25/2014		36,150	39,662
Volkswagen International Finance NV
0.918% due 04/01/2014		33,000	33,117
Waha Aerospace BV
3.925% due 07/28/2020		16,656	18,092

Total Netherlands (Cost $97,349)			98,552

NIGERIA 0.7%
SOVEREIGN ISSUES 0.7%
Nigeria Government Bond
7.000% due 10/23/2019	NGN	2,089,100	10,437
16.000% due 06/29/2019		6,305,500	47,621
16.390% due 01/27/2022		5,441,200	43,314

Total Nigeria (Cost $90,376)			101,372

PANAMA 0.5%
SOVEREIGN ISSUES 0.5%
Panama Government International Bond
7.250% due 03/15/2015		$59,470	66,844

Total Panama (Cost $67,011)			66,844

PERU 2.9%
SOVEREIGN ISSUES 2.9%
Peru Government International Bond
5.200% due 09/12/2023	PEN	6,200	2,652
6.850% due 02/12/2042		38,000	18,784
6.900% due 08/12/2037		78,930	39,512
6.950% due 08/12/2031		179,445	88,608
7.840% due 08/12/2020		236,570	117,039
8.200% due 08/12/2026		35,320	19,446
8.600% due 08/12/2017		7,060	3,423
9.875% due 02/06/2015		$4,050	4,784
9.910% due 05/05/2015	PEN	261,599	119,244

Total Peru (Cost $359,303)			413,492

PHILIPPINES 0.5%
SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	42,636
4.950% due 01/15/2021		1,006,000	27,104

Total Philippines (Cost $63,788)			69,740

POLAND 9.8%
SOVEREIGN ISSUES 9.8%
Poland Government International Bond
0.000% due 01/25/2013	PLN	86,400	27,856
4.750% due 10/25/2016		276,100	94,378
5.000% due 04/25/2016		300,400	102,830
5.150% due 01/25/2015		43,920	14,295
5.250% due 04/25/2013		50,000	16,254
5.250% due 01/15/2014		$6,500	6,831
5.250% due 10/25/2017	PLN	564,990	199,111
5.250% due 10/25/2020		148,200	53,801
5.500% due 04/25/2015		937,400	318,868
5.500% due 10/25/2019		1,174,540	429,454
5.750% due 04/25/2014		182,380	60,918
5.750% due 10/25/2021		118,000	44,319
5.750% due 09/23/2022		59,600	22,590
6.250% due 10/24/2015		56,790	19,883

Total Poland (Cost $1,311,855)			1,411,388

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Nakilat, Inc.
6.067% due 12/31/2033		$665	811
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		16,450	17,770
5.832% due 09/30/2016		2,376	2,623

			21,204

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		8,000	8,440
5.150% due 04/09/2014		9,950	10,487

			18,927

Total Qatar (Cost $38,982)			40,131

RUSSIA 2.4%
CORPORATE BONDS & NOTES 0.3%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,661
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		5,450	5,543
VimpelCom Holdings BV
4.310% due 06/29/2014		41,500	41,769

			48,973

SOVEREIGN ISSUES 2.1%
Russia Government International Bond
3.625% due 04/29/2015		39,600	41,936
7.500% due 02/27/2019	RUB	2,000,000	69,030
7.600% due 04/14/2021		2,065,000	71,604
7.600% due 07/20/2022		3,369,400	116,791

			299,361

Total Russia (Cost $336,566)			348,334

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$5,800	6,206

Total Singapore (Cost $6,063)			6,206

SOUTH AFRICA 15.9%
SOVEREIGN ISSUES 15.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,140	2,869
6.250% due 03/31/2036	ZAR	190,200	18,234
6.500% due 02/28/2041		237,000	23,060
6.750% due 03/31/2021		2,151,300	259,951
7.000% due 02/28/2031		580,800	63,596
7.250% due 01/15/2020		4,143,460	515,981
8.000% due 12/21/2018		3,245,870	420,796
8.250% due 09/15/2017		6,670,750	866,244
10.500% due 12/21/2026		838,200	126,850

Total South Africa (Cost $2,344,498)			2,297,581

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.9%
Export-Import Bank of Korea
0.432% due 02/14/2013	EUR	5,100	6,729
1.460% due 09/21/2013		$17,000	16,995
2.110% due 03/21/2015		8,600	8,576
5.750% due 05/22/2013	EUR	3,700	4,986
5.875% due 01/14/2015		$2,100	2,304
8.125% due 01/21/2014		19,550	21,028
Korea Development Bank
0.426% due 04/03/2014	EUR	4,500	5,948
5.300% due 01/17/2013		$18,779	18,833

8.000% due 01/23/2014		41,810	44,910
Korea Electric Power Corp.
5.500% due 07/21/2014		3,400	3,631

			133,940

SOVEREIGN ISSUES 0.1%
Republic of Korea
4.250% due 06/01/2013		8,820	8,952

Total South Korea (Cost $141,397)			142,892

SPAIN 1.0%
SOVEREIGN ISSUES 1.0%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	13,900	17,904
4.305% due 03/06/2014		10,000	13,227
Spain Government International Bond
3.250% due 04/30/2016		8,300	10,861
3.750% due 10/31/2015		22,100	29,398
4.250% due 10/31/2016		53,200	71,496

Total Spain (Cost $138,550)			142,886

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
2.300% due 02/26/2013	KRW	7,770,000	7,298

Total Supranational (Cost $6,892)			7,298

THAILAND 1.9%
SOVEREIGN ISSUES 1.9%
Thailand Government Bond
2.800% due 10/10/2017	THB	567,000	18,287
3.125% due 12/11/2015		1,229,681	40,403
3.250% due 06/16/2017		1,326,400	43,671
3.450% due 03/08/2019		280,300	9,269
3.625% due 05/22/2015		378,632	12,578
3.650% due 12/17/2021		1,303,800	43,330
3.875% due 06/13/2019		2,180,201	73,776
4.250% due 03/13/2013		120,300	3,944
5.125% due 03/13/2018		508,330	18,181
5.400% due 07/27/2016		123,000	4,345
5.625% due 01/12/2019		154,000	5,690
6.150% due 07/07/2026		118,000	4,836

Total Thailand (Cost $262,697)			278,310

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,000	1,332

Total Tunisia (Cost $1,413)			1,332

TURKEY 4.1%
SOVEREIGN ISSUES 4.1%
Turkey Government International Bond
0.000% due 02/20/2013	TRY	27,000	15,021
0.000% due 03/20/2013		100,000	55,461
3.000% due 01/06/2021 (c)		90,194	57,789
3.000% due 07/21/2021 (c)		123,620	79,517
3.000% due 02/23/2022 (c)		361,731	236,734
4.000% due 04/01/2020 (c)		33,928	22,822
10.000% due 01/09/2013		55,000	30,900
10.000% due 04/10/2013		93,400	53,089
10.500% due 01/15/2020		49,630	34,097
11.000% due 08/06/2014		7,300	4,406
16.000% due 08/28/2013		3,600	2,151

Total Turkey (Cost $533,936)			591,987

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$200	234

Total United Arab Emirates (Cost $200)			234

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
HBOS PLC
1.011% due 09/06/2017		$2,500	2,163

Total United Kingdom (Cost $2,220)			2,163

UNITED STATES 1.5%
ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
1.110% due 07/25/2037		$75	74
Countrywide Asset-Backed Certificates
0.310% due 05/25/2047		70	69
Credit-Based Asset Servicing and Securitization LLC
0.330% due 07/25/2037		29	14
MASTR Asset-Backed Securities Trust
0.290% due 05/25/2037		146	144
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		358	185

			486

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013		312	290

CORPORATE BONDS & NOTES 1.4%
Ally Financial, Inc.
3.510% due 02/11/2014		13,600	13,894
4.625% due 06/26/2015		32,010	33,389
6.750% due 12/01/2014		400	432
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,301
Bank of America N.A.
0.588% due 06/15/2016		12,000	11,467
BellSouth Corp.
4.020% due 04/26/2021		400	404
CIT Group, Inc.
5.250% due 04/01/2014		18,000	18,720
Daimler Finance North America LLC
1.130% due 04/10/2014		48,250	48,407
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		4,750	4,850
8.000% due 06/01/2014		1,100	1,200
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		1,000	973
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,100	2,116
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	5,000	7,613
SABMiller Holdings, Inc.
1.850% due 01/15/2015		$7,600	7,753
SLM Corp.
5.375% due 05/15/2014		600	630
SSIF Nevada LP
1.040% due 04/14/2014		10,000	10,059
Verizon Communications, Inc.
0.920% due 03/28/2014		33,000	33,205
Wachovia Bank N.A.
0.693% due 11/03/2014		1,403	1,399
Wachovia Corp.
0.710% due 10/15/2016		2,400	2,360

			203,172

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
5.724% due 03/20/2036		264	227
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		8,789	8,794

BCAP LLC Trust
0.380% due 01/25/2037 ^	808	528
Bear Stearns Adjustable Rate Mortgage Trust
2.851% due 01/25/2035	41	37
5.449% due 02/25/2036 ^	372	239
Bear Stearns Alt-A Trust
2.817% due 08/25/2036 ^	559	210
3.001% due 09/25/2035	68	54
Citigroup Mortgage Loan Trust, Inc.
2.901% due 03/25/2034	55	55
2.927% due 07/25/2046 ^	207	163
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	308	263
Countrywide Home Loan Mortgage Pass-Through Trust
3.090% due 09/25/2047 ^	131	105
GSR Mortgage Loan Trust
3.000% due 11/25/2035	255	224
Harborview Mortgage Loan Trust
5.262% due 08/19/2036 ^	103	84
Homebanc Mortgage Trust
5.597% due 04/25/2037	354	289
Luminent Mortgage Trust
0.390% due 12/25/2036	141	95
MASTR Alternative Loans Trust
0.610% due 03/25/2036	127	24
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036	76	71
Residential Accredit Loans, Inc. Trust
5.714% due 02/25/2036 ^	267	165
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^	317	143
Sequoia Mortgage Trust
2.728% due 01/20/2047	126	101
Structured Adjustable Rate Mortgage Loan Trust
5.268% due 03/25/2036 ^	266	215
WaMu Mortgage Pass-Through Certificates
2.129% due 01/25/2037 ^	234	182
2.403% due 04/25/2037	153	115
2.426% due 12/25/2036 ^	142	113
2.697% due 09/25/2036	238	193
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	333	270

		12,959

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2027 - 12/01/2039	582	630

Total United States (Cost $213,620)		217,537

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
TNK-BP Finance S.A.
6.250% due 02/02/2015	$9,800	10,560
7.500% due 03/13/2013	48,050	48,698

Total Virgin Islands (British) (Cost $59,039)		59,258

SHORT-TERM INSTRUMENTS 9.0%
CERTIFICATES OF DEPOSIT 2.1%
Banco Bradesco S.A.
1.955% due 01/24/2013	$35,100	35,121
Banco do Brasil S.A.
0.000% due 06/28/2013	49,610	49,508
0.000% due 10/11/2013	67,000	65,886
1.010% due 03/26/2013	20,800	20,785
Dexia Credit Local S.A.
1.400% due 09/20/2013	10,300	10,291
1.650% due 09/12/2013	45,700	45,739
1.700% due 09/06/2013	25,200	25,230
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	20,700	20,634
1.010% due 02/27/2013	25,212	25,114

		298,308

COMMERCIAL PAPER 1.2%
ALROSA Finance S.A.
3.042% due 03/20/2013	640	640
Itau Unibanco Holding S.A.
0.000% due 02/25/2013	24,560	24,517

Santander S.A.
2.200% due 04/02/2013		86,200	85,957
2.750% due 07/02/2013		13,300	13,192
3.100% due 10/01/2013		19,900	19,607
Standard Chartered Bank
0.950% due 10/01/2013		26,800	26,685

			170,598

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.230% due 01/02/2013		900	900
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $918. Repurchase proceeds are $900.)
Barclays, Inc.
0.160% due 01/11/2013		8,700	8,700
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $8,884. Repurchase proceeds are $8,700.)
Citigroup Global Markets, Inc.
0.170% due 01/08/2013		15,000	15,000
(Dated 12/21/2012. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $15,367. Repurchase proceeds are $15,001.)

			24,600

SHORT-TERM NOTES 1.1%
Banco Bradesco S.A.
0.010% due 04/02/2013		15,000	14,949
1.305% due 04/02/2013		7,000	6,976
Dexia Credit Local S.A.
1.084% due 09/18/2013	EUR	62,000	81,902
Export-Import Bank of Korea
1.264% due 07/26/2013		$8,000	8,001
1.700% due 02/13/2013		41,500	41,652

			153,480

HUNGARY TREASURY BILLS 0.0%
6.083% due 01/30/2013	HUF	537,300	2,423

JAPAN TREASURY BILLS 1.5%
0.099% due 01/15/2013 - 02/12/2013 (b)	JPY	19,370,000	223,570

U.S. TREASURY BILLS 0.0%
0.161% due 01/31/2013 - 12/12/2013 (b)(h)		$4,310	4,305

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 2.9%
PIMCO Short-Term Floating NAV Portfolio		42,105,161	421,347
PIMCO Short-Term Floating NAV Portfolio III		3,129	31

			421,378

Total Short-Term Instruments (Cost $1,317,446)			1,298,662

PURCHASED OPTIONS (j) 0.0%
(Cost $415)			422

Total Investments 98.4% (Cost $13,649,569)			$14,167,620
Written Options (k) (0.0%) (Premiums $1,630)			(335)
Other Assets and Liabilities (Net) 1.6%			235,786

Net Assets 100.0%			$14,403,071

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $4,187 at a weighted average interest rate of 0.462%.

(f)	Securities with an aggregate market value of $212 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
SAL	(1.000%)	12/31/2012	12/28/2014	$215	$(215)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $855 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$81,450	$(2,826)	$(1,897)

(h)	Securities with an aggregate market value of $4,305 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Asset Swaps

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$124	$(455)	$579
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BRC	67,469	(3,496)	(2,347)	(1,149)
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CBK	30,052	4,565	915	3,650

						$1,193	$(1,887)	$3,080

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond	GST	5.000%	03/20/2013	19.493%	$1,000	$(28)	$(70)	$42
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.297%	50,000	274	321	(47)
Emirate of Abu Dhabi Government International Bond	BPS	1.000%	03/20/2016	0.437%	25,000	461	(153)	614
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	06/20/2016	0.492%	21,000	377	(102)	479
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%	6,300	114	3	111
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.589%	700	11	(20)	31
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.589%	1,000	16	(27)	43
Italy Government International Bond	BOA	1.000%	12/20/2013	1.340%	6,800	(20)	(21)	1
Italy Government International Bond	BOA	1.000%	12/20/2017	2.768%	12,400	(987)	(1,183)	196
Italy Government International Bond	FBF	1.000%	12/20/2017	2.768%	24,600	(1,959)	(2,303)	344
Kazakhstan Government International Bond	FBF	1.000%	03/20/2013	0.189%	15,000	31	76	(45)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	0.189%	15,000	32	76	(44)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2013	0.189%	15,000	32	67	(35)
Kazakhstan Government International Bond	RYL	1.000%	03/20/2013	0.189%	15,000	32	55	(23)
Pemex Project Funding Master Trust	FBF	1.000%	06/20/2013	0.302%	20,000	74	123	(49)
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.543%	39,500	146	(55)	201
Petrobras International Finance Co.	DUB	1.000%	12/20/2013	0.711%	32,500	103	23	80
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.928%	6,500	10	(46)	56
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.443%	25,000	457	(153)	610
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.503%	500	9	(3)	12
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.503%	13,000	228	(4)	232
Sberbank of Russia Via SB Capital S.A.	MYC	1.000%	03/20/2013	0.285%	25,500	49	42	7
Spain Government International Bond	BOA	1.000%	12/20/2017	2.868%	11,500	(961)	(1,175)	214
Spain Government International Bond	BPS	1.000%	09/20/2017	2.818%	5,600	(436)	(593)	157
Spain Government International Bond	BPS	1.000%	12/20/2017	2.868%	7,600	(635)	(626)	(9)
Spain Government International Bond	BRC	1.000%	12/20/2017	2.868%	14,300	(1,196)	(1,562)	366
Spain Government International Bond	CBK	1.000%	09/20/2017	2.818%	7,100	(553)	(752)	199
Spain Government International Bond	CBK	1.000%	12/20/2017	2.868%	13,700	(1,145)	(1,251)	106
Spain Government International Bond	DUB	1.000%	12/20/2017	2.868%	9,100	(760)	(965)	205
Spain Government International Bond	GST	1.000%	12/20/2017	2.868%	2,400	(201)	(269)	68
Spain Government International Bond	HUS	1.000%	12/20/2017	2.868%	7,000	(585)	(769)	184
Spain Government International Bond	JPM	1.000%	12/20/2013	1.510%	13,300	(61)	(94)	33
Spain Government International Bond	MYC	1.000%	09/20/2017	2.818%	8,300	(646)	(881)	235
Spain Government International Bond	MYC	1.000%	12/20/2017	2.868%	39,900	(3,335)	(4,266)	931
Spain Government International Bond	RYL	1.000%	12/20/2017	2.868%	5,800	(484)	(594)	110
Spain Government International Bond	SOG	1.000%	12/20/2017	2.868%	15,200	(1,270)	(1,558)	288

						$(12,806)	$(18,709)	$5,903

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.000%	01/02/2013	DUB	BRL	64,500	$451	$46	$405
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		3,400	25	1	24
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		379,600	8,344	967	7,377
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		128,600	2,266	0	2,266
Pay	1-Year BRL-CDI	7.785%	01/02/2014	MYC		611,300	2,220	801	1,419
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		1,195,400	14,156	7,183	6,973
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		242,600	5,154	161	4,993
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		294,300	6,399	340	6,059
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,000	87	5	82
Pay	1-Year BRL-CDI	7.600%	01/02/2015	MYC		500,000	(164)	22	(186)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	UAG		625,000	793	2,175	(1,382)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		96,000	138	338	(200)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		268,100	1,108	1,171	(63)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		1,397,100	13,725	6,673	7,052
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		500,500	5,905	(70)	5,975
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		677,500	15,541	5,000	10,541
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC		97,400	(118)	(260)	142
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		425,900	(411)	(369)	(42)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		846,900	(592)	(706)	114
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		1,056,800	720	1,023	(303)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		365,800	742	423	319
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		7,600	26	38	(12)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		627,500	3,997	3,608	389
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM	MYR	64,000	235	0	235
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BRC		83,000	305	0	305
Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	JPM		462,100	250	97	153
Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	BRC		39,930	(124)	0	(124)
Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	DUB		45,000	(139)	0	(139)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	1,421	0	1,421
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	901	(6)	907
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	689	(6)	695
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	240	0	240
Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	MYC	ZAR	372,600	2,290	(13)	2,303
Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	CBK		47,100	204	(13)	217
Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	HUS		855,700	5,525	559	4,966
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BRC		99,000	861	(6)	867
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	363	0	363
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BRC		4,689,200	476	97	379
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUS		8,385,000	852	(95)	947
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	30	(8)	38
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MYC		2,950,000	655	0	655
Pay	6-Month PLN-WIBOR	4.870%	08/10/2013	MYC	PLN	56,200	52	0	52
Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	CBK		31,100	458	(4)	462
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BRC	THB	106,060	6	0	6
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BRC		136,500	29	0	29
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BRC		105,400	25	0	25
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BRC		65,700	10	0	10
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	425	(25)	450
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CBK		1,088,000	509	62	447
Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	JPM		5,055,400	2,939	329	2,610
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BRC		285,000	(36)	0	(36)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(353)	0	(353)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(110)	(4)	(106)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	3,800,000	1,157	(96)	1,253
Pay	28-Day MXN-TIIE	5.250%	12/12/2013	GLM		1,200,000	325	43	282
Pay	28-Day MXN-TIIE	9.190%	07/29/2015	JPM		996,000	7,881	0	7,881
Pay	28-Day MXN-TIIE	5.860%	08/12/2015	BRC		354,000	551	0	551
Pay	28-Day MXN-TIIE	5.860%	08/12/2015	MYC		347,000	540	13	527
Pay	28-Day MXN-TIIE	5.950%	09/09/2015	HUS		600,000	1,055	(7)	1,062
Pay	28-Day MXN-TIIE	5.950%	09/09/2015	MYC		995,000	1,749	340	1,409
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		142,500	(130)	(86)	(44)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		68,000	51	(25)	76
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		136,000	102	(59)	161
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		116,000	87	(17)	104
Pay	28-Day MXN-TIIE	6.170%	09/15/2017	BOA		500,000	1,482	(4)	1,486
Pay	28-Day MXN-TIIE	6.170%	09/15/2017	JPM		65,800	195	(1)	196
Pay	28-Day MXN-TIIE	8.050%	12/26/2018	CBK		50	1	0	1
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	BRC		1,400	13	(1)	14
Pay	28-Day MXN-TIIE	8.450%	06/03/2019	JPM		500	6	0	6
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	BRC		145,100	(180)	(274)	94
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		195,500	(243)	(395)	152
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BOA		210,000	1,373	567	806
Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MYC		340,000	3,908	18	3,890
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		948,550	4,851	630	4,221
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	BRC		330,000	3,173	568	2,605
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		194,800	1,873	316	1,557
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		52,700	303	(3)	306
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BOA		270,500	352	(125)	477
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		672,355	876	(97)	973
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		970,000	1,263	60	1,203
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		355,000	2,036	1,566	470
Pay	28-Day MXN-TIIE	8.760%	09/03/2029	BRC		30,000	562	0	562

							$134,712	$32,465	$102,247

(j)	Purchased options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus ZAR	UAG	ZAR 8.375	04/08/2013	$24,400	$415	$422

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$49,000	$113	$(43)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	49,000	130	(15)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	167,400	399	(147)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	167,400	400	(53)

							$1,042	$(258)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus ZAR	UAG	ZAR 10.060	04/08/2013	$24,400	$588	$(77)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	01/01/2043	$3,000	$3,219	$(3,228)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	26,976		$28,355	HUS	$400	$0	$400
01/2013		26,976		27,880	WST	0	(119)	(119)
01/2013	BRL	21,715		10,450	FBF	0	(156)	(156)
01/2013	EUR	126,061		162,608	BOA	0	(3,787)	(3,787)
01/2013		81,479		105,523	BPS	1	(2,026)	(2,025)
01/2013		18,831		24,353	BRC	0	(503)	(503)
01/2013		156,544		203,575	FBF	0	(3,056)	(3,056)
01/2013	IDR	58,982,500		6,000	BRC	0	(24)	(24)
01/2013		87,552,000		9,000	CBK	58	0	58
01/2013		68,944,500		7,100	DUB	59	0	59
01/2013		38,341,661		3,937	FBF	21	0	21
01/2013		237,750,000		24,149	GLM	0	(132)	(132)
01/2013		159,444,053		16,450	HUS	165	0	165
01/2013		3,016,541,132		309,191	JPM	1,113	0	1,113
01/2013		63,830,000		6,500	MSC	0	(19)	(19)
01/2013		299,492,980		30,835	UAG	248	0	248
01/2013	INR	7,084,040		129,271	CBK	485	0	485
01/2013	JPY	15,460,000		197,944	CBK	19,482	0	19,482
01/2013		2,999,645		36,575	DUB	1,948	0	1,948
01/2013		1,123,220		13,179	MSC	213	0	213
01/2013		1,097,694		12,876	UAG	205	0	205
01/2013	MYR	500,000		163,223	BRC	0	(283)	(283)
01/2013		22,030		7,152	CBK	0	(53)	(53)
01/2013		137,842		44,891	DUB	0	(185)	(185)
01/2013		2,051,696		670,800	FBF	217	(345)	(128)
01/2013		1,631		530	HUS	0	(4)	(4)
01/2013		11,964		3,900	MSC	0	(12)	(12)
01/2013		79,171		25,830	UAG	0	(59)	(59)
01/2013	RUB	922,809		29,099	CBK	0	(1,043)	(1,043)
01/2013		1,880,747		59,403	DUB	0	(2,028)	(2,028)
01/2013		5,759,451		183,115	HUS	0	(5,006)	(5,006)
01/2013		1,100,520		34,700	JPM	0	(1,246)	(1,246)
01/2013		225,589		7,400	MSC	32	0	32
01/2013	SGD	23,742		19,406	HUS	0	(28)	(28)
01/2013		114,893		94,074	JPM	24	0	24
01/2013	THB	588,741		19,084	BOA	0	(138)	(138)
01/2013		290,472		9,480	BRC	0	(4)	(4)
01/2013		25,320		820	DUB	0	(6)	(6)
01/2013		4,307,678		140,361	FBF	0	(282)	(282)
01/2013		8,768		285	HUS	0	(1)	(1)
01/2013		4,442,378		144,555	JPM	0	(485)	(485)
01/2013		8,229,800		268,543	UAG	0	(154)	(154)
01/2013	TRY	9,014		5,000	BRC	0	(34)	(34)
01/2013		84,735		46,997	DUB	0	(327)	(327)
01/2013		45,197		24,625	HUS	0	(617)	(617)
01/2013		28,139		15,613	JPM	0	(103)	(103)
01/2013		$28,400	AUD	26,976	HUS	0	(402)	(402)
01/2013		10,626	BRL	21,715	FBF	0	(21)	(21)
01/2013		15,255	CLP	7,700,749	CBK	817	0	817
01/2013		4,608	EUR	3,554	BPS	83	0	83
01/2013		165,044		126,233	BRC	1,577	0	1,577
01/2013		623		480	DUB	11	0	11
01/2013		242		184	FBF	1	0	1
01/2013		164,531		126,232	HUS	2,089	0	2,089
01/2013		164,613		126,232	JPM	2,007	0	2,007
01/2013		36,561	IDR	362,684,040	BPS	480	0	480
01/2013		59,852		588,872,470	BRC	426	(137)	289
01/2013		15,151		148,198,469	CBK	0	(16)	(16)
01/2013		103,440		996,011,839	DUB	0	(1,718)	(1,718)
01/2013		25,000		241,625,000	FBF	0	(323)	(323)
01/2013		40,602		391,621,340	HUS	0	(606)	(606)
01/2013		71,166		682,191,948	JPM	0	(1,494)	(1,494)
01/2013		21,741		208,699,640	MSC	0	(426)	(426)
01/2013		37,416		347,144,080	UAG	0	(1,962)	(1,962)
01/2013		128,731	INR	7,084,040	UAG	55	0	55
01/2013		8,813	MYR	27,146	BRC	64	0	64
01/2013		151		467	CBK	1	0	1
01/2013		39,401		120,915	DUB	149	(9)	140
01/2013		3,925		12,005	HUS	1	0	1
01/2013		12,091		36,843	JPM	0	(43)	(43)
01/2013		14,392		44,040	MSC	9	0	9
01/2013		860,727		2,651,787	UAG	6,437	0	6,437
01/2013		307,139	RUB	9,757,967	BRC	11,586	0	11,586
01/2013		35,331		1,156,999	CBK	2,460	0	2,460
01/2013		78,301		2,477,129	DUB	2,610	0	2,610
01/2013		190,470		6,000,000	FBF	5,509	0	5,509
01/2013		10,000		322,800	GLM	544	0	544
01/2013		23,590		750,781	GSC	933	0	933
01/2013		270,109		8,584,484	HUS	10,287	0	10,287
01/2013		231,441		7,263,986	JPM	5,824	0	5,824
01/2013		200		6,226	MSC	3	0	3
01/2013		3,307	SGD	4,048	CBK	7	0	7
01/2013		11,110		13,600	DUB	24	0	24
01/2013		98,842		120,986	GLM	196	0	196
01/2013		49,706	THB	1,530,086	BRC	251	0	251
01/2013		651		20,124	DUB	6	0	6
01/2013		56,268		1,736,272	JPM	420	0	420
01/2013		470,197		14,606,675	UAG	6,701	0	6,701
01/2013		200	TRY	361	CBK	2	0	2
01/2013		341,683		624,738	DUB	7,230	0	7,230
01/2013		214,759		392,000	GLM	4,171	0	4,171
01/2013		283,246		517,923	HUS	6,011	0	6,011
01/2013		1,975		3,537	UAG	0	0	0
01/2013		12,582	ZAR	113,602	BOA	769	0	769
01/2013		36,649		322,147	BRC	1,210	0	1,210
01/2013		281,888		2,480,158	DUB	9,582	0	9,582
01/2013		564		4,960	FBF	19	0	19
01/2013		78		660	GSC	0	0	0
01/2013		64,507		564,743	HUS	1,862	0	1,862
01/2013		208,150		1,826,767	JPM	6,533	0	6,533
01/2013		114,456		1,000,000	MSC	3,065	0	3,065
01/2013		13,333		117,450	UAG	469	0	469
01/2013	ZAR	98,729		$11,606	DUB	3	0	3
01/2013		1,011,817		121,326	GLM	2,417	0	2,417
01/2013		102,130		11,485	GSC	0	(517)	(517)
01/2013		2,204,778		260,925	HUS	2,638	(820)	1,818
01/2013		4,922,453		580,279	JPM	3,578	(1,789)	1,789
01/2013		1,591,989		188,942	MSC	2,254	(404)	1,850
01/2013		83,487		9,799	UAG	0	(12)	(12)
02/2013	BRL	57,383		27,534	DUB	18	(392)	(374)
02/2013		51		25	GSC	0	0	0
02/2013		115,233		55,807	HUS	24	(260)	(236)
02/2013		31,882		15,298	MSC	0	(208)	(208)
02/2013		19,319		9,410	UAG	14	0	14
02/2013	CNY	104,421		16,358	DUB	0	(241)	(241)
02/2013		202,998		31,918	HUS	0	(350)	(350)
02/2013		154,933		24,092	JPM	0	(536)	(536)
02/2013		76,584		12,041	MSC	0	(133)	(133)
02/2013	EUR	127,733		167,068	BRC	0	(1,579)	(1,579)
02/2013		126,232		164,577	HUS	0	(2,088)	(2,088)
02/2013		126,232		164,659	JPM	0	(2,007)	(2,007)
02/2013	HUF	6,235,305		28,585	DUB	470	0	470
02/2013	JPY	1,460,000		18,291	BOA	1,434	0	1,434
02/2013		1,820,000		22,801	CBK	1,788	0	1,788
02/2013		630,000		7,891	UAG	617	0	617
02/2013	PLN	145,771		45,672	DUB	9	(1,239)	(1,230)
02/2013		45,020		14,470	HUS	0	(15)	(15)
02/2013		87,632		27,021	JPM	0	(1,174)	(1,174)
02/2013		24,138		7,800	MSC	34	0	34
02/2013		$35,722	BRL	74,656	BRC	586	0	586
02/2013		50,491		106,336	DUB	1,225	0	1,225
02/2013		16,099		33,674	FBF	278	0	278
02/2013		364,805		751,330	HUS	934	(332)	602
02/2013		3,260		6,841	JPM	67	0	67
02/2013		33,286		70,195	MSC	853	0	853
02/2013		543,028		1,121,298	UAG	2,311	0	2,311
02/2013		7,475	CNY	46,837	BRC	0	(30)	(30)
02/2013		4,767		29,923	CBK	0	(11)	(11)
02/2013		38,079		241,000	DUB	230	0	230
02/2013		30,686		192,866	JPM	10	(39)	(29)
02/2013		126,690		801,188	UAG	666	0	666
02/2013		243	EUR	184	BPS	0	0	0
02/2013		402	HUF	90,525	FBF	6	0	6
02/2013		1,572		352,530	HUS	18	0	18
02/2013		220,310		49,104,914	JPM	1,105	0	1,105
02/2013		60,630	KRW	66,023,453	JPM	1,140	0	1,140
02/2013		28,382	PLN	93,679	BRC	1,759	0	1,759
02/2013		39,065		126,290	DUB	1,568	0	1,568
02/2013		580		1,847	GSC	14	0	14
02/2013		160,610		518,044	HUS	6,065	0	6,065
02/2013		14,022		44,113	MSC	171	0	171
02/2013		16,224		51,012	UAG	189	0	189
03/2013	PHP	8,230		$200	DUB	0	(2)	(2)
03/2013		$10	PHP	438	BRC	0	0	0
03/2013		142,038		5,925,114	CBK	3,255	0	3,255
04/2013	COP	7,398,000		$4,110	BRC	0	(34)	(34)
04/2013		5,540,920		3,080	HUS	0	(24)	(24)
04/2013		8,097,460		4,530	MSC	1	(6)	(5)
04/2013		7,391,835		4,110	UAG	0	(30)	(30)
04/2013	MXN	492,897		37,687	BPS	0	(126)	(126)
04/2013		476,059		35,802	CBK	0	(718)	(718)
04/2013		534,822		40,851	DUB	6	(184)	(178)
04/2013		248,026		18,702	HUS	0	(325)	(325)
04/2013		111,296		8,500	JPM	0	(38)	(38)
04/2013		587,079		44,183	MSC	0	(854)	(854)
04/2013		1,659,000		124,671	UAG	32	(2,631)	(2,599)
04/2013	PEN	68,688		26,525	CBK	0	(255)	(255)
04/2013		73,904		28,539	DUB	0	(275)	(275)
04/2013		56,444		21,683	HUS	0	(324)	(324)
04/2013		38,896		15,021	JPM	0	(145)	(145)
04/2013		31,719		12,102	MSC	0	(265)	(265)
04/2013	THB	119,828		3,900	JPM	6	0	6
04/2013		$26,375	COP	48,843,800	DUB	983	0	983
04/2013		27,012		50,000,000	GSC	993	0	993
04/2013		23,471		43,421,214	JPM	850	0	850
04/2013		45,513		84,047,998	MSC	1,564	0	1,564
04/2013		3,878	IDR	38,058,621	FBF	0	(28)	(28)
04/2013		225,449		2,217,963,869	JPM	0	(1,080)	(1,080)
04/2013		4,616	ILS	18,003	DUB	191	0	191
04/2013		127,594	INR	7,084,040	CBK	0	(559)	(559)
04/2013		301		16,903	JPM	2	0	2
04/2013		14,021	MXN	180,000	BOA	0	(213)	(213)
04/2013		32,750		425,000	BRC	0	(146)	(146)
04/2013		3,000		39,529	CBK	32	0	32
04/2013		30,421		399,246	DUB	207	0	207
04/2013		2,231		29,965	FBF	68	0	68
04/2013		22,081		288,405	HUS	52	(9)	43
04/2013		6,802		89,007	JPM	26	0	26
04/2013		1,069		14,076	MSC	11	0	11
04/2013		95,196		1,231,788	UAG	111	(811)	(700)
04/2013		162,565	MYR	500,000	BRC	402	0	402
04/2013		668,091		2,051,696	FBF	626	0	626
04/2013		94,089	SGD	114,893	JPM	0	(40)	(40)
04/2013		11,164	THB	343,481	BRC	0	(1)	(1)
04/2013		139,533		4,300,000	FBF	212	0	212
04/2013		128,988		3,978,646	JPM	313	0	313
04/2013		259,994		8,000,000	UAG	0	(3)	(3)
06/2013	ZAR	1,000,000		$112,553	DUB	0	(2,852)	(2,852)
06/2013		1,500,000		168,598	JPM	0	(4,510)	(4,510)
06/2013		1,000,000		112,423	MSC	0	(2,983)	(2,983)
08/2013		$15,000	CNY	97,095	DUB	366	0	366
04/2014		6,543		40,000	RYL	0	(248)	(248)
09/2015		5,220		31,920	DUB	0	(270)	(270)
09/2015		5,000		31,950	JPM	0	(45)	(45)

						$171,964	$(63,632)	$108,332

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$4,071	$0	$4,071
Brazil
Corporate Bonds & Notes	0	127,452	11,210	138,662
Sovereign Issues	0	861,742	0	861,742
Canada
Corporate Bonds & Notes	0	14,795	0	14,795
Cayman Islands
Asset-Backed Securities	0	0	7,249	7,249
Chile
Corporate Bonds & Notes	0	15,993	0	15,993
Sovereign Issues	0	8,157	0	8,157
Colombia
Corporate Bonds & Notes	0	51,084	0	51,084
Sovereign Issues	0	431,435	0	431,435
France
Corporate Bonds & Notes	0	1,992	0	1,992
Germany
Corporate Bonds & Notes	0	156,516	0	156,516
Guatemala
Sovereign Issues	0	879	0	879
Hungary
Sovereign Issues	0	58,301	0	58,301
India
Corporate Bonds & Notes	0	13,432	0	13,432
Indonesia
Sovereign Issues	0	1,050,563	0	1,050,563
Ireland
Corporate Bonds & Notes	0	215,512	0	215,512
Sovereign Issues	0	220	0	220
Italy
Sovereign Issues	0	148,248	0	148,248
Kazakhstan
Corporate Bonds & Notes	0	198,137	0	198,137
Luxembourg
Corporate Bonds & Notes	0	690,628	0	690,628
Malaysia
Corporate Bonds & Notes	0	1,054	0	1,054
Sovereign Issues	0	629,681	0	629,681
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	53,558	5,287	58,845
Sovereign Issues	0	1,813,802	0	1,813,802
Netherlands
Corporate Bonds & Notes	0	98,552	0	98,552
Nigeria
Sovereign Issues	0	101,372	0	101,372
Panama
Sovereign Issues	0	66,844	0	66,844
Peru
Sovereign Issues	0	413,492	0	413,492
Philippines
Sovereign Issues	0	69,740	0	69,740
Poland
Sovereign Issues	0	1,411,388	0	1,411,388
Qatar
Corporate Bonds & Notes	0	21,204	0	21,204
Sovereign Issues	0	18,927	0	18,927
Russia
Corporate Bonds & Notes	0	48,973	0	48,973
Sovereign Issues	0	299,361	0	299,361
Singapore
Corporate Bonds & Notes	0	6,206	0	6,206
South Africa
Sovereign Issues	0	2,297,581	0	2,297,581
South Korea
Corporate Bonds & Notes	0	133,940	0	133,940
Sovereign Issues	0	8,952	0	8,952
Spain
Sovereign Issues	0	142,886	0	142,886
Supranational
Corporate Bonds & Notes	0	0	7,298	7,298
Thailand
Sovereign Issues	0	278,310	0	278,310
Tunisia
Sovereign Issues	0	1,332	0	1,332
Turkey
Sovereign Issues	0	591,987	0	591,987
United Arab Emirates
Corporate Bonds & Notes	0	234	0	234
United Kingdom
Corporate Bonds & Notes	0	2,163	0	2,163
United States
Asset-Backed Securities	0	486	0	486
Bank Loan Obligations	0	290	0	290
Corporate Bonds & Notes	0	203,172	0	203,172
Mortgage-Backed Securities	0	12,959	0	12,959
U.S. Government Agencies	0	630	0	630
Virgin Islands (British)
Corporate Bonds & Notes	0	59,258	0	59,258
Short-Term Instruments
Certificates of Deposit	0	232,422	65,886	298,308
Commercial Paper	0	170,598	0	170,598
Repurchase Agreements	0	24,600	0	24,600
Short-Term Notes	0	89,903	63,577	153,480
Hungary Treasury Bills	0	2,423	0	2,423
Japan Treasury Bills	0	223,570	0	223,570
U.S. Treasury Bills	0	4,305	0	4,305
Central Funds Used for Cash Management Purposes	421,378	0	0	421,378
Purchased Options
Foreign Exchange Contracts	0	422	0	422
	$421,378	$13,585,734	$160,508	$14,167,620

Short Sales, at value	$0	$(3,228)	$0	$(3,228)

Financial Derivative Instruments - Assets
Credit Contracts	0	10,384	0	10,384
Foreign Exchange Contracts	0	171,964	0	171,964
Interest Rate Contracts	0	105,237	0	105,237
	$0	$287,585	$0	$287,585

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,401)	0	(1,401)
Foreign Exchange Contracts	0	(63,709)	0	(63,709)
Interest Rate Contracts	0	(5,145)	0	(5,145)

	$0	$(70,255)	$0	$(70,255)

Totals	$421,378	$13,799,836	$160,508	$14,381,722

(ii) There were assets and liabilities valued at $10,541 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Brazil
Corporate Bonds & Notes	$22,926	$101	$0	$(99)	$0	$156	$0	$(11,874)	$11,210	$170
Cayman Islands
Asset-Backed Securities	7,862	0	(766)	24	12	117	0	0	7,249	116
Mexico
Common Stocks	0	0	0	0	0	1	0	0	1	1
Corporate Bonds & Notes	751	5,093	0	(99)	0	(182)	0	(276)	5,287	105
South Korea
Corporate Bonds & Notes	25,582	0	0	0	0	(11)	0	(25,571)	0	0
Supranational
Corporate Bonds & Notes	0	6,879	0	13	0	406	0	0	7,298	406
Short-Term Instruments
Certificates of Deposit	0	65,944	0	240	0	(298)	0	0	65,886	(298)
Short-Term Notes	66,156	21,758	(24,811)	342	0	132	0	0	63,577	132

Totals	$123,277	$99,775	$(25,577)	$421	$12	$321	$0	$(37,721)	$160,508	$632

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Brazil
Corporate Bonds & Notes	$11,210	Benchmark Pricing	Base Price	101.13 - 155.25
Cayman Islands
Asset-Backed Securities	7,249	Third Party Vendor	Broker Quote	100.21
Mexico
Common Stocks	1	Other Valuation Techniques (3)	—	—
Corporate Bonds & Notes	5,287	Benchmark Pricing	Base Price	90.50
Supranational
Corporate Bonds & Notes	7,298	Benchmark Pricing	Base Price	100.25
Short-Term Instruments
Certificates of Deposit	65,886	Benchmark Pricing	Base Price	98.35
Short-Term Notes	63,577	Benchmark Pricing	Base Price	99.73 - 100.47

Total	$160,508

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentine Republic Government International Bond
2.260% due 12/31/2038	EUR	9,300	$4,020
2.500% due 12/31/2038		$27,560	10,032

Total Argentina (Cost $12,722)			14,052

AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$17,600	14,740

Total Austria (Cost $17,600)			14,740

BAHRAIN 0.0%
SOVEREIGN ISSUES 0.0%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,800	1,944

Total Bahrain (Cost $1,770)			1,944

BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Digicel Group Ltd.
8.250% due 09/30/2020		$19,400	21,437
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,364
4.750% due 02/16/2021		8,000	9,060
5.000% due 10/19/2025		825	938
7.875% due 06/10/2019		7,700	10,126

Total Bermuda (Cost $40,421)			44,925

BRAZIL 10.6%
CORPORATE BONDS & NOTES 9.2%
Banco Bradesco S.A.
2.410% due 05/16/2014		$3,200	3,225
Banco BTG Pactual S.A.
5.750% due 09/28/2022		17,000	17,467
Banco do Brasil S.A.
3.875% due 10/10/2022		23,250	23,482
4.500% due 01/22/2015 (g)		3,300	3,503
4.500% due 01/22/2015		15,150	16,082
4.500% due 01/20/2016	EUR	8,900	12,538
5.875% due 01/19/2023		$12,200	13,451
6.000% due 01/22/2020		14,975	17,558
8.500% due 10/20/2020 (d)		3,000	3,675
9.250% due 04/15/2023 (d)		5,000	6,213
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		5,410	5,586
Banco Santander Brasil S.A.
4.250% due 01/14/2016		15,900	16,576
4.500% due 04/06/2015		5,000	5,200
4.625% due 02/13/2017		35,400	37,612
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	10,258
7.375% due 01/21/2020		2,400	2,712
BM&FBovespa S.A.
5.500% due 07/16/2020		300	342
Braskem America Finance Co.
7.125% due 07/22/2041		27,600	29,187
Braskem Finance Ltd.
5.750% due 04/15/2021		9,900	10,470
7.000% due 05/07/2020		10,900	12,344
Caixa Economica Federal
2.375% due 11/06/2017		11,350	11,293
3.500% due 11/07/2022		14,900	15,161
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		9,300	10,044
6.875% due 07/30/2019		34,295	39,182

7.750% due 11/30/2015		9,590	10,980
CSN Islands Corp.
6.875% due 09/21/2019		21,210	23,861
6.875% due 09/21/2019 (g)		8,400	9,450
9.750% due 12/16/2013		600	649
10.000% due 01/15/2015		4,780	5,437
CSN Resources S.A.
6.500% due 07/21/2020		16,970	18,498
Embraer S.A.
5.150% due 06/15/2022		7,000	7,683
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	10,505
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		19,400	19,909
5.500% due 08/06/2022		12,800	13,472
Petrobras International Finance Co.
2.875% due 02/06/2015		6,840	7,035
3.875% due 01/27/2016		5,000	5,299
5.375% due 01/27/2021		32,060	36,221
5.750% due 01/20/2020		39,850	45,525
5.875% due 03/01/2018		10,000	11,495
6.750% due 01/27/2041		6,500	8,246
6.875% due 01/20/2040		5,000	6,385
7.875% due 03/15/2019		113,180	141,836
8.375% due 12/10/2018		2,460	3,132
QGOG Constellation S.A.
6.250% due 11/09/2019		17,900	18,705
Vale Overseas Ltd.
6.875% due 11/21/2036		800	993
6.875% due 11/10/2039		475	596
8.250% due 01/17/2034		1,755	2,412

			731,485

SOVEREIGN ISSUES 1.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	20,000	28,511
6.369% due 06/16/2018		$6,960	8,283
6.500% due 06/10/2019		12,080	14,859
Brazil Government International Bond
5.625% due 01/07/2041		6,550	8,613
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	29	14
10.000% due 01/01/2014		6,456	3,238
10.000% due 01/01/2017		88,199	45,461

			108,979

Total Brazil (Cost $801,637)			840,464

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Bank of Montreal
2.850% due 06/09/2015		$14,555	15,381

Total Canada (Cost $14,986)			15,381

CAYMAN ISLANDS 2.5%
CORPORATE BONDS & NOTES 2.5%
Baidu, Inc.
3.500% due 11/28/2022		$17,000	17,113
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		9,100	10,328
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,816
Enersis S.A.
7.375% due 01/15/2014		420	444
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		12,600	14,534
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022		5,000	5,596
5.750% due 09/11/2019		2,700	3,231
7.450% due 11/24/2033		1,170	1,702
7.625% due 04/09/2019		3,100	4,009
Interoceanica Finance Ltd.
0.000% due 11/30/2018		6,118	5,502
0.000% due 05/15/2030		7,400	3,302
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,270
5.000% due 11/15/2020		19,000	21,698
5.500% due 03/01/2022		5,900	6,984
5.875% due 03/14/2021	EUR	3,000	4,829

Mongolian Mining Corp.
8.875% due 03/29/2017		$28,810	30,971
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		47,371	53,411
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,698	2,457
QNB Finance Ltd.
3.125% due 11/16/2015		5,800	5,996

Total Cayman Islands (Cost $181,490)			199,193

CHILE 1.1%
CORPORATE BONDS & NOTES 1.1%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,114
Banco del Estado de Chile
3.875% due 02/08/2022		200	213
Banco Santander Chile
3.750% due 09/22/2015		17,300	18,254
3.875% due 09/20/2022		18,400	18,887
5.375% due 12/09/2014		3,000	3,185
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,349
7.250% due 07/29/2019		13,700	16,310
Colbun S.A.
6.000% due 01/21/2020		3,700	4,132
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		10,000	10,197
4.750% due 10/15/2014		300	319
5.625% due 09/21/2035		200	245
7.500% due 01/15/2019		1,000	1,293
E.CL S.A.
5.625% due 01/15/2021		10,600	11,950

			88,448

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		2,200	2,184
5.500% due 01/15/2013		100	100

			2,284

Total Chile (Cost $83,875)			90,732

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$17,650	19,088
4.875% due 05/17/2042		15,010	17,257

Total China (Cost $32,587)			36,345

COLOMBIA 2.8%
CORPORATE BONDS & NOTES 1.4%
BanColombia S.A.
5.950% due 06/03/2021		$4,800	5,568
Ecopetrol S.A.
7.625% due 07/23/2019		79,670	103,372

			108,940

SOVEREIGN ISSUES 1.4%
Colombia Government International Bond
3.759% due 03/17/2013		2,500	2,528
4.375% due 07/12/2021		4,000	4,616
6.125% due 01/18/2041		14,525	20,015
7.375% due 01/27/2017		9,275	11,492
7.375% due 03/18/2019		22,590	29,808
7.375% due 09/18/2037		9,405	14,676
8.125% due 05/21/2024		2,300	3,473
9.850% due 06/28/2027	COP	600,000	523
11.750% due 02/25/2020		$6,247	10,133

12.000% due 10/22/2015	COP	25,375,000	17,500

			114,764

Total Colombia (Cost $199,601)			223,704

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond
4.250% due 01/26/2023		$16,500	16,731

Total Costa Rica (Cost $16,498)			16,731

CROATIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$5,550	5,883

Total Croatia (Cost $5,550)			5,883

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$2,400	2,558

Total Czech Republic (Cost $2,443)			2,558

DOMINICAN REPUBLIC 0.1%
CORPORATE BONDS & NOTES 0.1%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$10,600	11,236

Total Dominican Republic (Cost $10,600)			11,236

EL SALVADOR 0.7%
SOVEREIGN ISSUES 0.7%
El Salvador Government International Bond
5.875% due 01/30/2025		$13,200	13,411
7.375% due 12/01/2019		8,900	10,266
7.625% due 02/01/2041		10,500	12,049
7.650% due 06/15/2035		14,180	16,272

Total El Salvador (Cost $51,010)			51,998

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$11,825	14,456

Total Gabon (Cost $14,106)			14,456

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
5.750% due 06/06/2022		$24,100	26,691
9.250% due 08/01/2013		2,000	2,093

Total Guatemala (Cost $27,149)			28,784

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$11,700	12,227

Total Guernsey, Channel Islands (Cost $11,700)			12,227

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	940

CNOOC Finance Ltd.
3.875% due 05/02/2022	23,960	25,484
5.000% due 05/02/2042	10,400	12,090

Total Hong Kong (Cost $35,141)		38,514

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ICICI Bank Ltd.
2.062% due 02/24/2014	$400	394
4.750% due 11/25/2016	4,750	5,001
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	10,200	10,709
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	210
State Bank of India
4.500% due 07/27/2015	20,810	21,841

Total India (Cost $36,712)		38,155

INDONESIA 5.2%
BANK LOAN OBLIGATIONS 0.0%
Indonesia Government International Bond
1.188% due 12/14/2019	$3,060	2,907

CORPORATE BONDS & NOTES 2.3%
Adaro Indonesia PT
7.625% due 10/22/2019	6,200	6,944
Indonesia Eximbank
3.750% due 04/26/2017	6,000	6,357
Indosat Palapa Co. BV
7.375% due 07/29/2020	12,300	14,022
Majapahit Holding BV
7.250% due 06/28/2017	6,145	7,313
7.750% due 10/17/2016	20,130	23,879
7.750% due 01/20/2020	49,755	62,815
8.000% due 08/07/2019	7,150	9,080
Pertamina Persero PT
6.000% due 05/03/2042	34,958	39,547
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	14,310	16,242

		186,199

SOVEREIGN ISSUES 2.9%
Indonesia Government International Bond
5.250% due 01/17/2042	5,500	6,414
5.875% due 03/13/2020	10,690	12,909
6.625% due 02/17/2037	9,690	13,033
6.875% due 03/09/2017	35,050	41,972
6.875% due 01/17/2018	54,410	66,652
7.250% due 04/20/2015	7,450	8,419
7.500% due 01/15/2016	1,325	1,554
7.750% due 01/17/2038	8,725	13,218
8.500% due 10/12/2035	4,100	6,591
11.625% due 03/04/2019	38,045	57,733

		228,495

Total Indonesia (Cost $376,260)		417,601

IRELAND 3.9%
CORPORATE BONDS & NOTES 3.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,400	1,467
8.700% due 08/07/2018	32,075	41,665
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	13,900	14,550
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	16,300	16,443
5.326% due 02/03/2016	1,000	1,076
6.604% due 02/03/2021	16,300	19,193
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	9,300	9,463
4.199% due 03/06/2022	22,130	22,573
RZD Capital Ltd.
5.739% due 04/03/2017	30,750	34,517
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	4,655
7.748% due 02/02/2021	22,600	26,159

9.125% due 04/30/2018		2,500	3,041
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		5,000	5,487
6.025% due 07/05/2022		39,460	46,070

			246,359

SOVEREIGN ISSUES 0.8%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		18,800	20,633
5.450% due 11/22/2017		12,000	13,380
6.800% due 11/22/2025 (g)		10,200	12,546
6.800% due 11/22/2025		1,300	1,599
6.902% due 07/09/2020		14,200	17,360

			65,518

Total Ireland (Cost $281,272)			311,877

ISRAEL 0.0%
CORPORATE BONDS & NOTES 0.0%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$3,000	3,261

Total Israel (Cost $3,221)			3,261

ITALY 0.8%
SOVEREIGN ISSUES 0.8%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017	EUR	26,900	35,879
4.500% due 07/15/2015		1,300	1,804
4.750% due 09/15/2016		3,800	5,368
4.750% due 06/01/2017		13,300	18,707

Total Italy (Cost $59,383)			61,758

KAZAKHSTAN 2.1%
CORPORATE BONDS & NOTES 2.1%
Intergas Finance BV
6.375% due 05/14/2017		$7,825	8,980
KazMunayGas National Co.
7.000% due 05/05/2020		50,300	62,875
8.375% due 07/02/2013		33,800	34,983
9.125% due 07/02/2018		31,550	41,843
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		13,959	14,527

Total Kazakhstan (Cost $148,468)			163,208

LUXEMBOURG 7.7%
CORPORATE BONDS & NOTES 7.7%
Altice Finco S.A.
9.875% due 12/15/2020		$5,000	5,412
Evraz Group S.A.
9.500% due 04/24/2018		500	573
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		9,100	9,350
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		4,000	4,312
5.092% due 11/29/2015		21,700	23,303
5.999% due 01/23/2021		3,800	4,404
6.212% due 11/22/2016		20,040	22,495
6.510% due 03/07/2022		45,200	54,127
7.288% due 08/16/2037		2,575	3,366
8.125% due 07/31/2014		9,000	9,818
8.146% due 04/11/2018		7,200	8,918
8.625% due 04/28/2034		7,200	10,398
9.250% due 04/23/2019		108,100	143,638
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		7,893	8,903
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		35,950	38,736
6.299% due 05/15/2017		11,550	12,820
7.125% due 01/14/2014		2,400	2,530
7.750% due 05/29/2018		17,250	20,592
9.000% due 06/11/2014		40,950	44,994
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		9,100	9,862
5.400% due 03/24/2017		18,200	19,941

5.499% due 07/07/2015		32,880	35,708
5.717% due 06/16/2021		22,825	25,607
6.125% due 02/07/2022		48,450	55,475
6.480% due 05/15/2013		1,200	1,220
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		25,450	27,995
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		800	905
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		2,100	2,376

Total Luxembourg (Cost $565,659)			607,778

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Axiata Labuan Ltd.
5.375% due 04/28/2020		$4,300	4,916
Petroliam Nasional Bhd.
7.625% due 10/15/2026		14,270	21,200
7.750% due 08/15/2015		1,690	1,978
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	4,296

Total Malaysia (Cost $26,430)			32,390

MEXICO 11.6%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 9.4%
America Movil S.A.B. de C.V.
4.375% due 07/16/2042		$9,000	9,367
6.450% due 12/05/2022	MXN	94,000	7,501
BBVA Bancomer S.A.
4.500% due 03/10/2016		$23,500	25,086
6.500% due 03/10/2021		26,750	29,826
6.750% due 09/30/2022		19,050	21,479
Comision Federal de Electricidad
4.875% due 05/26/2021		9,700	11,082
5.750% due 02/14/2042		11,100	12,682
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		16,200	17,253
9.250% due 06/30/2020		700	760
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		3,160	3,207
9.500% due 12/11/2019		9,100	9,873
9.750% due 03/25/2020		2,025	2,207
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		772	89
Pemex Project Funding Master Trust
5.750% due 03/01/2018		57,090	66,938
6.625% due 06/15/2035		20,875	26,616
6.625% due 06/15/2038		200	255
Petroleos Mexicanos
4.875% due 03/15/2015		29,384	31,808
4.875% due 01/24/2022		85,800	97,040
5.500% due 01/21/2021		16,150	18,952
5.500% due 06/27/2044		63,930	70,483
6.000% due 03/05/2020		6,500	7,800
6.500% due 06/02/2041		148,570	187,198
8.000% due 05/03/2019		58,800	77,175
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	832
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	9,980
9.750% due 02/03/2022		2,700	2,565

			748,054

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	12,873
5.000% due 06/15/2017	MXN	42,300	3,263

5.500% due 02/17/2020	EUR	5,100	8,145
5.750% due 10/12/2110		$20,600	24,926
6.050% due 01/11/2040		46,300	62,320
6.500% due 06/09/2022	MXN	110,100	9,258
6.625% due 03/03/2015		$775	866
6.750% due 09/27/2034		16,000	23,120
7.500% due 06/03/2027	MXN	25,400	2,291
7.750% due 12/14/2017		88,992	7,680
7.750% due 05/29/2031		28,700	2,609
8.300% due 08/15/2031		$900	1,456
10.000% due 12/05/2024	MXN	121,480	13,174

			171,981

Total Mexico (Cost $820,234)			920,035

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$5,900	6,144
Mongolia Government International Bond
4.125% due 01/05/2018		14,800	14,689
5.125% due 12/05/2022		15,130	14,903

Total Mongolia (Cost $35,697)			35,736

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
4.250% due 12/11/2022		$22,900	23,186

Total Morocco (Cost $22,724)			23,186

NETHERLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$9,800	10,754
10.500% due 03/25/2014		6,500	7,131
Indo Energy Finance BV
7.000% due 05/07/2018		4,500	4,747
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	10,570
6.950% due 07/10/2042		10,610	13,369
KazMunayGas National Co.
6.375% due 04/09/2021		28,380	34,872
11.750% due 01/23/2015		24,925	29,879
Majapahit Holding BV
7.875% due 06/29/2037		2,250	3,111
Waha Aerospace BV
3.925% due 07/28/2020		21,856	23,741
Zhaikmunai LLP
7.125% due 11/13/2019		7,000	7,350

Total Netherlands (Cost $132,931)			145,524

PANAMA 1.2%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,644
AES Panama S.A.
6.350% due 12/21/2016		9,030	10,001
ENA Norte Trust
4.950% due 04/25/2028		1,900	1,976

			22,621

SOVEREIGN ISSUES 0.9%
Panama Government International Bond
6.700% due 01/26/2036		3,900	5,557
7.125% due 01/29/2026		25,562	36,362
8.125% due 04/28/2034		2,860	4,233
8.875% due 09/30/2027		8,235	13,444
9.375% due 01/16/2023		900	1,314

9.375% due 04/01/2029		4,572	7,841

			68,751

Total Panama (Cost $77,684)			91,372

PERU 1.2%
CORPORATE BONDS & NOTES 0.1%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		$4,000	4,410

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
6.550% due 03/14/2037		1,940	2,813
7.350% due 07/21/2025		7,490	10,890
8.375% due 05/03/2016		975	1,205
8.750% due 11/21/2033		39,804	69,359

			84,267

Total Peru (Cost $75,992)			88,677

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.4%
Energy Development Corp.
6.500% due 01/20/2021		$940	1,062
Power Sector Assets & Liabilities Management Corp.
7.250% due 05/27/2019		2,635	3,409
7.390% due 12/02/2024		19,950	27,980

			32,451

SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
6.375% due 10/23/2034		2,500	3,519
7.750% due 01/14/2031		21,770	33,498
10.625% due 03/16/2025		1,000	1,740

			38,757

Total Philippines (Cost $61,841)			71,208

POLAND 0.5%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	4,000	5,801

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.000% due 03/23/2022		$4,300	5,089
6.375% due 07/15/2019		22,990	28,748

			33,837

Total Poland (Cost $33,179)			39,638

QATAR 1.5%
CORPORATE BONDS & NOTES 1.0%
Nakilat, Inc.
6.067% due 12/31/2033		$1,400	1,708
Qatari Diar Finance QSC
3.500% due 07/21/2015		7,600	8,000
5.000% due 07/21/2020		12,400	14,539
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		19,300	21,760
5.832% due 09/30/2016		2,456	2,711
5.838% due 09/30/2027		895	1,112
6.332% due 09/30/2027		3,250	4,169
6.750% due 09/30/2019		18,400	23,161

			77,160

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
4.000% due 01/20/2015		850	897
5.250% due 01/20/2020		30,900	37,003
6.400% due 01/20/2040		1,200	1,684

9.750% due 06/15/2030		2,300	4,154

			43,738

Total Qatar (Cost $108,576)			120,898

RUSSIA 6.3%
CORPORATE BONDS & NOTES 0.7%
ALROSA Finance S.A.
7.750% due 11/03/2020		$19,600	22,834
8.875% due 11/17/2014		4,000	4,430
SCF Capital Ltd.
5.375% due 10/27/2017		20,740	21,337
VimpelCom Holdings BV
4.310% due 06/29/2014		4,600	4,630

			53,231

SOVEREIGN ISSUES 5.6%
Russia Government International Bond
3.250% due 04/04/2017		8,900	9,479
3.625% due 04/29/2015		16,300	17,262
4.500% due 04/04/2022		36,300	41,654
7.500% due 03/31/2030		267,290	343,842
12.750% due 06/24/2028		13,975	28,369

			440,606

Total Russia (Cost $434,536)			493,837

SENEGAL 0.2%
SOVEREIGN ISSUES 0.2%
Senegal Government International Bond
8.750% due 05/13/2021		$15,700	18,683

Total Senegal (Cost $18,694)			18,683

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017		$12,200	12,718

Total Serbia (Cost $12,097)			12,718

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$200	213
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		400	586
STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	856
Temasek Financial Ltd.
5.375% due 11/23/2039		992	1,295

Total Singapore (Cost $2,792)			2,950

SOUTH AFRICA 1.9%
CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$3,250	3,297
5.375% due 04/15/2020		6,200	6,403
6.500% due 04/15/2040		1,300	1,339
Transnet SOC Ltd.
4.000% due 07/26/2022		29,200	29,455

			40,494

SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,304
5.500% due 03/09/2020		$600	714
5.875% due 05/30/2022		1,190	1,480
6.750% due 03/31/2021	ZAR	100,000	12,084
6.875% due 05/27/2019		$31,200	39,281
7.250% due 01/15/2020	ZAR	76,600	9,539
8.000% due 12/21/2018		247,100	32,034

8.250% due 09/15/2017		19,700	2,558

			113,994

Total South Africa (Cost $153,377)			154,488

SOUTH KOREA 1.7%
CORPORATE BONDS & NOTES 1.5%
Export-Import Bank of Korea
2.110% due 03/21/2015		$23,600	23,533
5.000% due 04/11/2022		12,750	14,797
5.125% due 06/29/2020		1,150	1,326
5.875% due 01/14/2015		3,900	4,279
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		10,200	10,976
6.000% due 05/05/2015		800	879
Industrial Bank of Korea
3.750% due 09/29/2016		585	629
Korea Development Bank
3.000% due 09/14/2022		10,900	10,873
5.300% due 01/17/2013		2,200	2,206
Korea Electric Power Corp.
3.000% due 10/05/2015		6,800	7,110
Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,815
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		23,290	22,942
3.125% due 09/16/2015		8,400	8,792
Shinhan Bank
4.375% due 09/15/2015		1,800	1,939
Woori Bank Co. Ltd.
7.000% due 02/02/2015		1,000	1,117

			115,213

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,550	13,597

Total South Korea (Cost $123,593)			128,810

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
1.604% due 10/24/2017	EUR	300	341
4.500% due 09/30/2019		100	113
7.300% due 07/27/2019	GBP	500	821

			1,275

SOVEREIGN ISSUES 2.3%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	8,000	10,304
4.305% due 03/06/2014		5,400	7,143
Spain Government International Bond
3.250% due 04/30/2016		4,700	6,150
3.750% due 10/31/2015		29,700	39,508
3.800% due 01/31/2017		47,900	63,173
4.250% due 10/31/2016		27,400	36,823
5.500% due 07/30/2017		14,600	20,435

			183,536

Total Spain (Cost $178,499)			184,811

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$12,200	13,328
7.400% due 01/22/2015		9,250	9,990

Total Sri Lanka (Cost $22,202)			23,318

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,521	11,652
9.750% due 08/14/2019		8,330	11,154

Total Trinidad and Tobago (Cost $19,753)			22,806

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	871
4.500% due 06/22/2020	EUR	7,100	9,044
8.250% due 09/19/2027		$1,680	1,961

Total Tunisia (Cost $11,091)			11,876

TURKEY 4.5%
CORPORATE BONDS & NOTES 0.8%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,300	8,333
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		16,400	16,359
4.000% due 09/13/2017		34,300	35,458

			60,150

SOVEREIGN ISSUES 3.7%
Turkey Government International Bond
5.625% due 03/30/2021		6,250	7,453
6.000% due 01/14/2041		31,080	38,889
6.750% due 04/03/2018		8,843	10,711
6.750% due 05/30/2040		51,380	69,941
6.875% due 03/17/2036		4,300	5,821
7.000% due 09/26/2016		5,200	6,104
7.000% due 03/11/2019		5,275	6,579
7.000% due 06/05/2020		33,000	42,157
7.250% due 03/15/2015		15,185	16,919
7.250% due 03/05/2038		1,000	1,417
7.375% due 02/05/2025		5,443	7,389
7.500% due 07/14/2017		9,000	10,989
7.500% due 11/07/2019		50,467	65,405
8.000% due 02/14/2034		3,400	5,109

			294,883

Total Turkey (Cost $313,897)			355,033

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
9.250% due 07/24/2017		$7,000	7,630

Total Ukraine (Cost $7,475)			7,630

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$13,992	15,810
DP World Ltd.
6.850% due 07/02/2037		8,950	10,528

Total United Arab Emirates (Cost $22,453)			26,338

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,789
HBOS PLC
6.750% due 05/21/2018		7,500	8,109

Total United Kingdom (Cost $9,525)			10,898

UNITED STATES 2.1%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.570% due 04/25/2037		$515	244
5.726% due 10/25/2036		406	238

6.000% due 07/25/2047		229	180

			662

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013		1,080	1,004

CORPORATE BONDS & NOTES 1.1%
Ally Financial, Inc.
4.625% due 06/26/2015		14,650	15,281
American International Group, Inc.
6.250% due 05/01/2036		3,200	4,134
6.765% due 11/15/2017	GBP	955	1,835
8.175% due 05/15/2068		$15,400	20,135
8.250% due 08/15/2018		1,700	2,238
8.625% due 05/22/2068	GBP	200	397
BellSouth Corp.
4.020% due 04/26/2021		$4,800	4,850
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		2,150	1,311
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,000	6,127
Gerdau Holdings, Inc.
7.000% due 01/20/2020		24,600	28,721
Pemex Project Funding Master Trust
6.625% due 06/15/2035		300	383
Southern Copper Corp.
5.250% due 11/08/2042		5,900	5,918

			91,330

MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust
3.001% due 11/25/2035		488	397
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		2,220	2,606
Banc of America Funding Corp.
3.169% due 11/20/2035		410	378
5.888% due 04/25/2037		543	488
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		8,697	8,702
Bear Stearns Adjustable Rate Mortgage Trust
2.851% due 01/25/2035		55	50
5.449% due 02/25/2036 ^		319	205
Chase Mortgage Finance Corp.
2.900% due 03/25/2037		415	366
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		1,025	1,023
2.901% due 03/25/2034		80	79
2.927% due 07/25/2046 ^		304	241
Countrywide Alternative Loan Trust
0.380% due 01/25/2037 ^		372	273
5.750% due 03/25/2037 ^		414	325
6.250% due 11/25/2036 ^		265	221
Countrywide Home Loan Mortgage Pass-Through Trust
2.795% due 03/25/2037 ^		259	160
2.972% due 02/25/2047 ^		295	209
3.090% due 09/25/2047 ^		173	138
4.367% due 04/20/2036 ^		263	190
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 06/25/2033		920	911
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		446	366
6.172% due 06/25/2036		692	482
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		425	279
Deutsche ALT-A Securities, Inc.
4.960% due 10/25/2035		299	252
5.000% due 10/25/2018		215	222
5.500% due 12/25/2035 ^		581	471
5.869% due 10/25/2036 ^		358	249
5.886% due 10/25/2036 ^		358	250
6.300% due 07/25/2036 ^		491	287
Harborview Mortgage Loan Trust
5.262% due 08/19/2036 ^		151	123
Homebanc Mortgage Trust
5.515% due 04/25/2037		600	314
Indymac Index Mortgage Loan Trust
0.510% due 06/25/2037 ^		262	107
4.872% due 06/25/2036		435	401
4.982% due 10/25/2035		352	287
Indymac Mortgage Loan Trust
5.409% due 08/25/2036		538	543

JPMorgan Mortgage Trust
2.745% due 08/25/2035		600	596
4.838% due 04/25/2035		180	182
5.243% due 11/25/2035		327	322
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	733
Luminent Mortgage Trust
0.390% due 12/25/2036		245	165
MASTR Alternative Loans Trust
0.610% due 03/25/2036		190	36
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		3,498	3,054
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^		382	300
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	707
Morgan Stanley Capital Trust
5.882% due 06/11/2049		400	473
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036		109	102
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		360	355
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		84	65
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^		453	204
Sequoia Mortgage Trust
2.728% due 01/20/2047		177	143
Structured Adjustable Rate Mortgage Loan Trust
1.710% due 10/25/2037 ^		272	148
2.964% due 11/25/2035 ^		314	221
4.573% due 09/25/2036 ^		555	302
5.094% due 05/25/2036		1,200	1,112
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	150
WaMu Mortgage Pass-Through Certificates
2.129% due 01/25/2037 ^		348	271
2.403% due 04/25/2037		230	172
2.426% due 12/25/2036 ^		235	186
2.569% due 03/25/2034		262	267
2.643% due 12/25/2036 ^		753	605
2.697% due 09/25/2036		389	316
4.738% due 05/25/2037 ^		569	441

			33,223

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019 (k)		100	119
Israel Government AID Bond
5.500% due 04/26/2024		100	132

			251

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
4.375% due 05/15/2041 (g)(i)(j)(k)		15,100	19,611
U.S. Treasury Notes
1.750% due 05/15/2022 (g)(k)		21,900	22,068
1.875% due 09/30/2017 (i)(k)		4,700	4,962
2.625% due 07/31/2014 (k)		885	918

			47,559

Total United States (Cost $158,287)			174,029

URUGUAY 0.9%
SOVEREIGN ISSUES 0.9%
Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	80,593	4,855
6.875% due 09/28/2025		$6,100	8,570
7.625% due 03/21/2036		7,100	11,033
7.875% due 01/15/2033		18,950	29,496
8.000% due 11/18/2022		13,247	19,301

Total Uruguay (Cost $61,468)			73,255

VENEZUELA 11.7%
CORPORATE BONDS & NOTES 6.2%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$97,491	93,445
5.000% due 10/28/2015		32,592	30,066

5.250% due 04/12/2017	120,151	105,433
5.375% due 04/12/2027	112,375	79,224
5.500% due 04/12/2037	36,855	25,430
8.500% due 11/02/2017	160,511	158,906

		492,504

SOVEREIGN ISSUES 5.5%
Venezuela Government International Bond
5.750% due 02/26/2016	2,600	2,490
6.000% due 12/09/2020	7,780	6,535
7.000% due 12/01/2018	5,000	4,688
7.000% due 03/31/2038	43,900	35,340
7.650% due 04/21/2025	49,023	43,385
7.750% due 10/13/2019	76,170	72,171
8.250% due 10/13/2024	125,189	115,800
8.500% due 10/08/2014	155	159
9.000% due 05/07/2023	44,752	43,633
9.250% due 05/07/2028	68,505	67,820
9.375% due 01/13/2034	41,152	40,946
12.750% due 08/23/2022	4,885	5,715

		438,682

Total Venezuela (Cost $784,519)		931,186

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	4,175
6.875% due 01/15/2016	9,100	9,987

Total Vietnam (Cost $14,179)		14,162

VIRGIN ISLANDS (BRITISH) 1.9%
CORPORATE BONDS & NOTES 1.9%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$9,500	10,498
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	14,800	14,558
GTL Trade Finance, Inc.
7.250% due 10/20/2017	6,300	7,308
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,850	4,148
6.625% due 03/20/2017	38,300	43,758
7.250% due 02/02/2020	5,100	6,209
7.500% due 07/18/2016	21,335	24,802
7.875% due 03/13/2018	32,700	39,858

Total Virgin Islands (British) (Cost $137,857)		151,139

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022	$12,600	12,600

Total Zambia (Cost $12,402)		12,600

SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 06/28/2013	$25,000	24,949
2.010% due 03/26/2013	25,000	24,982

		49,931

COMMERCIAL PAPER 0.7%
Santander S.A.
2.200% due 04/02/2013	42,800	42,680
2.750% due 07/02/2013	6,600	6,546
3.100% due 10/01/2013	9,900	9,754

		58,980

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.264% due 07/26/2013	5,000	5,000

U.S. TREASURY BILLS 0.1%
0.146% due 11/14/2013 - 12/12/2013 (b)(h)(k)	5,385	5,378

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 1.7%
PIMCO Short-Term Floating NAV Portfolio	13,412,960	134,223
PIMCO Short-Term Floating NAV Portfolio III	2,264	23

		134,246

Total Short-Term Instruments (Cost $253,036)		253,535

Total Investments 99.6% (Cost $7,178,881)		$7,900,271
Written Options (m) (0.0%) (Premiums $1,006)		(314)
Other Assets and Liabilities (Net) 0.4%		32,050

Net Assets 100.0%		$7,932,007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $19,533 at a weighted average interest rate of (0.202%).

(g)	Securities with an aggregate market value of $25,496 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.260%	12/18/2012	01/18/2013	$1,931	$(1,932)
BPG	0.240%	01/02/2013	01/25/2013	1,115	(1,115)
CFR	(1.500%)	08/03/2012	08/02/2014	4,432	(4,404)
JPM	(1.000%)	11/26/2012	11/21/2014	2,913	(2,910)
JPS	0.360%	12/19/2012	01/02/2013	12,748	(12,750)
SAL	(1.000%)	12/31/2012	12/31/2013	3,550	(3,478)

					$(26,589)

(h)	Securities with an aggregate market value of $379 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $1,755 and cash of $15 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	32	$9
90-Day Eurodollar June Futures	Long	06/2013	742	(9)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	1,094	(81)

				$(81)

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,434 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	$110,000	$3,816	$2,324
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	118,000	(5,583)	(4,985)

					$(1,767)	$(2,661)

(k)	Securities with an aggregate market value of $9,957 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(l)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond	GST	5.000%	03/20/2013	19.493%	$1,000	$(28)	$(70)	$42
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.394%	300	(9)	(13)	4
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.406%	28,000	(891)	(1,487)	596
Brazil Government International Bond	BRC	1.000%	01/20/2013	0.298%	15,200	36	10	26
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.406%	28,000	(891)	(1,069)	178
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%	2,800	27	(14)	41
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.297%	31,200	171	200	(29)
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%	10,900	27	(325)	352
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.771%	17,900	148	(144)	292
Brazil Government International Bond	HUS	1.000%	03/20/2021	1.380%	18,100	(512)	(846)	334
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%	300	3	(4)	7
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.294%	1,300	(25)	(49)	24
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.406%	7,500	(239)	(335)	96
Brazil Government International Bond	UAG	1.030%	07/20/2017	0.972%	3,875	28	0	28
China Government International Bond	CBK	1.000%	12/20/2016	0.453%	3,000	66	(143)	209
China Government International Bond	DUB	1.000%	12/20/2016	0.453%	2,500	55	(111)	166
China Government International Bond	FBF	1.000%	12/20/2016	0.453%	2,900	64	(143)	207
China Government International Bond	JPM	1.000%	12/20/2016	0.453%	12,400	272	(602)	874
China Government International Bond	MYC	1.000%	12/20/2016	0.453%	19,100	419	(891)	1,310
China Government International Bond	RYL	1.000%	06/20/2016	0.376%	6,700	147	72	75
Colombia Government International Bond	DUB	1.000%	09/20/2016	0.707%	10,000	112	(34)	146
Colombia Government International Bond	FBF	1.000%	09/20/2015	0.535%	6,500	84	(147)	231
Colombia Government International Bond	JPM	1.000%	09/20/2015	0.535%	27,600	359	(679)	1,038
Colombia Government International Bond	JPM	1.000%	09/20/2016	0.707%	5,000	56	(17)	73
Colombia Government International Bond	UAG	1.000%	09/20/2015	0.535%	8,000	104	(181)	285
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.494%	1,000	(111)	(92)	(19)

Egypt Government International Bond	FBF	1.000%	06/20/2016	4.494%	10,000	(1,111)	(1,044)	(67)
Egypt Government International Bond	HUS	1.000%	06/20/2016	4.494%	2,100	(233)	(213)	(20)
Egypt Government International Bond	JPM	1.000%	03/20/2016	4.400%	400	(40)	(49)	9
Egypt Government International Bond	MYC	1.000%	06/20/2016	4.494%	3,000	(333)	(300)	(33)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.231%	600	10	(15)	25
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.437%	700	13	(5)	18
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.231%	800	13	(20)	33
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.231%	800	13	(26)	39
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.437%	1,200	23	(9)	32
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.437%	5,200	96	(3)	99
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.231%	300	4	(10)	14
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.437%	500	10	0	10
Export-Import Bank of China	BOA	1.000%	06/20/2016	0.534%	5,000	82	(93)	175
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.589%	3,800	59	(108)	167
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.636%	2,300	34	(223)	257
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.589%	4,000	62	(110)	172
Export-Import Bank of China	UAG	1.000%	06/20/2016	0.534%	2,200	36	(43)	79
Indonesia Government International Bond	BOA	1.000%	03/20/2016	0.693%	24,000	244	(497)	741
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.693%	13,700	139	(336)	475
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.693%	28,200	286	(638)	924
Indonesia Government International Bond	CBK	1.000%	03/20/2016	0.693%	40,100	406	(929)	1,335
Indonesia Government International Bond	CBK	2.290%	12/20/2016	0.936%	1,300	70	0	70
Indonesia Government International Bond	FBF	1.000%	06/20/2021	1.826%	4,000	(246)	(257)	11
Indonesia Government International Bond	GST	1.000%	09/20/2021	1.845%	5,000	(322)	(489)	167
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.511%	10,400	117	(433)	550
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.693%	24,000	243	(555)	798
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.693%	29,000	294	(676)	970
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%	1,300	(80)	(86)	6
Italy Government International Bond	BOA	1.000%	12/20/2013	1.340%	3,800	(12)	(12)	0
Italy Government International Bond	BOA	1.000%	12/20/2017	2.768%	7,000	(557)	(668)	111
Italy Government International Bond	BPS	1.000%	09/20/2017	2.711%	18,700	(1,378)	(1,829)	451
Italy Government International Bond	CBK	1.000%	09/20/2017	2.711%	65,500	(4,829)	(6,157)	1,328
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	0.803%	10,000	66	(289)	355
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.551%	13,000	163	(226)	389
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%	3,400	42	(52)	94
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.299%	10,748	(253)	(635)	382
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.274%	1,100	(23)	(50)	27
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.299%	4,000	(94)	(157)	63
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.551%	14,000	175	(271)	446
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.274%	8,000	(164)	(368)	204
Mexico Government International Bond	MYC	1.000%	03/20/2015	0.451%	1,700	21	(25)	46
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.551%	10,000	126	(193)	319
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.451%	25,000	314	(298)	612
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.551%	1,000	12	(15)	27
Peru Government International Bond	BRC	1.000%	09/20/2015	0.538%	5,000	65	(56)	121
Peru Government International Bond	HUS	1.000%	06/20/2016	0.666%	5,700	68	(151)	219
Peru Government International Bond	MYC	1.960%	10/20/2016	0.722%	3,000	152	0	152
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.543%	65,000	239	(37)	276
Petrobras International Finance Co.	DUB	1.000%	12/20/2013	0.711%	17,500	56	13	43
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.928%	30,000	48	(212)	260
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.088%	17,500	(35)	(605)	570
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.088%	3,000	(6)	(86)	80
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%	400	(1)	(14)	13
Philippines Government International Bond	BOA	1.000%	03/20/2015	0.356%	7,000	103	(201)	304
Philippines Government International Bond	BOA	1.000%	03/20/2016	0.543%	13,000	195	(219)	414
Philippines Government International Bond	BOA	1.000%	09/20/2021	1.504%	10,000	(389)	(662)	273
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.468%	10,500	155	(224)	379
Philippines Government International Bond	BPS	1.000%	03/20/2016	0.543%	10,000	150	(164)	314
Philippines Government International Bond	BRC	1.000%	03/20/2015	0.356%	20,000	294	(576)	870
Philippines Government International Bond	BRC	1.000%	03/20/2016	0.543%	10,000	150	(159)	309
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.058%	9,800	838	0	838
Philippines Government International Bond	DUB	1.000%	03/20/2015	0.356%	10,000	147	(301)	448
Philippines Government International Bond	DUB	1.000%	09/20/2015	0.468%	17,000	252	(417)	669
Philippines Government International Bond	DUB	1.000%	03/20/2016	0.543%	5,000	74	(63)	137
Philippines Government International Bond	FBF	1.000%	09/20/2021	1.504%	5,000	(195)	(324)	129
Philippines Government International Bond	GST	1.000%	09/20/2015	0.468%	15,000	223	(382)	605
Philippines Government International Bond	HUS	1.000%	09/20/2015	0.468%	7,800	115	(168)	283
Philippines Government International Bond	HUS	1.000%	12/20/2015	0.508%	1,100	17	(21)	38
Philippines Government International Bond	JPM	1.000%	03/20/2015	0.356%	20,000	293	(612)	905
Philippines Government International Bond	JPM	1.000%	09/20/2015	0.468%	15,000	223	(375)	598
Philippines Government International Bond	JPM	1.000%	03/20/2016	0.543%	10,000	150	(159)	309
Philippines Government International Bond	JPM	1.000%	09/20/2021	1.504%	15,000	(584)	(971)	387
Philippines Government International Bond	MYC	2.440%	09/20/2017	0.931%	6,200	437	0	437
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.356%	28,000	411	(859)	1,270
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.443%	5,500	100	0	100
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.443%	300	5	(3)	8
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%	300	6	(2)	8
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.243%	2,000	31	(28)	59
Republic of Korea	RYL	1.000%	12/20/2015	0.312%	1,000	20	1	19
Sberbank of Russia Via SB Capital S.A.	MYC	1.000%	03/20/2013	0.285%	14,200	28	24	4
South Africa Government International Bond	DUB	1.000%	06/20/2016	1.058%	400	0	(4)	4
South Africa Government International Bond	DUB	1.000%	12/20/2017	1.444%	29,100	(610)	(986)	376
South Africa Government International Bond	GST	1.000%	12/20/2017	1.444%	19,000	(398)	(659)	261
Spain Government International Bond	JPM	1.000%	12/20/2013	1.510%	6,600	(30)	(47)	17
Turkey Government International Bond	CBK	1.000%	12/20/2020	1.669%	25,000	(1,207)	(936)	(271)
Turkey Government International Bond	DUB	1.000%	06/20/2021	1.705%	1,200	(64)	(114)	50
Turkey Government International Bond	FBF	1.000%	12/20/2020	1.669%	25,000	(1,207)	(915)	(292)
Turkey Government International Bond	UAG	1.000%	03/20/2015	0.584%	18,500	177	(623)	800
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.689%	3,200	(411)	(129)	(282)

						$(6,945)	$(37,952)	$31,007

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	$4,600	$356	$474	$(118)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	14,000	1,083	1,442	(359)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	17,300	1,338	2,180	(842)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,200	110	157	(47)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016	35,400	3,700	2,867	833
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	30,000	3,136	2,760	376
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	5,600	585	515	70
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016	4,500	523	368	155
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016	30,000	3,485	1,740	1,745
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	21,300	2,680	2,396	284
CDX.EM-17 5-Year Index	CBK	5.000%	06/20/2017	2,860	360	269	91
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	17,290	2,176	1,973	203
CDX.EM-17 5-Year Index	JPM	5.000%	06/20/2017	9,000	1,133	788	345
CDX.EM-17 5-Year Index	MYC	5.000%	06/20/2017	800	101	70	31
CDX.EM-17 5-Year Index	UAG	5.000%	06/20/2017	6,500	818	757	61
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017	3,700	506	505	1
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017	74,250	10,127	9,990	137
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017	10,300	1,408	1,422	(14)
CDX.EM-18 5-Year Index	GST	5.000%	12/20/2017	8,700	1,189	1,189	0
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017	14,700	2,052	1,988	64

					$36,866	$33,850	$3,016

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	4,900	$(5)	$(5)	$0
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		145,000	(101)	(195)	94
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		163,300	(11)	0	(11)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		255,000	174	81	93
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		9,700	33	29	4
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	65,400	244	(5)	249
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		157,200	591	0	591
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		539,000	594	593	1
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		409,185	451	41	410
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		164,900	123	(36)	159
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		532,700	399	(181)	580
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		381,000	285	(207)	492
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	DUB		8,700	83	6	77
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		224,150	1,146	145	1,001
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		308,000	(510)	(463)	(47)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		332,000	(550)	(488)	(62)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	GLM		280,100	(50)	92	(142)

							$2,896	$(593)	$3,489

(m)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$35,700	$82	$(31)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	35,700	95	(11)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	122,800	293	(107)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	122,800	293	(39)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	56,950	125	(108)

							$888	$(296)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$118	$(18)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	102,385		$132,068	BOA	$0	$(3,076)	$(3,076)
01/2013		66,026		85,506	BPS	0	(1,645)	(1,645)
01/2013		12,982		16,804	BRC	0	(331)	(331)
01/2013		127,142		165,339	FBF	0	(2,482)	(2,482)
01/2013		14,012		18,223	UAG	0	(273)	(273)
01/2013	IDR	159,562,500		16,287	MSC	0	(9)	(9)
01/2013	JPY	619,522		7,269	MSC	118	0	118
01/2013		605,369		7,101	UAG	113	0	113
01/2013		$212,904	EUR	160,622	BOA	0	(891)	(891)
01/2013		1,061		806	MSC	3	0	3
01/2013		214,124		161,119	UAG	0	(1,455)	(1,455)
01/2013		16,340	IDR	159,562,500	JPM	0	(44)	(44)
01/2013		29,519	INR	1,643,600	JPM	361	0	361
01/2013		5,040	TRY	9,277	JPM	141	0	141
01/2013		537	ZAR	4,720	FBF	18	0	18
01/2013	ZAR	425,269		$48,050	HUS	0	(1,928)	(1,928)
02/2013	CNY	168,373		26,226	JPM	0	(538)	(538)
02/2013	EUR	160,622		212,974	BOA	903	0	903
02/2013		160,623		213,533	UAG	1,461	0	1,461
02/2013		$9,000	BRL	18,642	BRC	66	0	66
02/2013		4,089		8,700	DUB	142	0	142
02/2013		15,122		31,218	HUS	61	0	61
02/2013		15,500		32,140	MSC	131	0	131
02/2013		15,000		31,002	UAG	78	0	78
02/2013		5,951	CNY	37,798	CBK	58	0	58
02/2013		21,502		136,630	HUS	216	0	216
02/2013		36,010		225,975	JPM	18	(107)	(89)
02/2013		331	EUR	250	FBF	0	(1)	(1)
02/2013		460		347	HUS	0	(2)	(2)
03/2013	PHP	8,413		$202	CBK	0	(5)	(5)
04/2013	COP	27,580,066		14,861	CBK	0	(587)	(587)
04/2013		4,445,752		2,403	JPM	0	(87)	(87)
04/2013	IDR	159,562,500		16,219	JPM	78	0	78
04/2013	MXN	128,611		9,845	DUB	12	(33)	(21)
04/2013		30,078		2,301	JPM	0	(6)	(6)
04/2013		$234	MXN	3,072	DUB	1	0	1
04/2013		20,538		268,399	HUS	63	(10)	53
04/2013		1,115		14,590	JPM	4	0	4
04/2013		246		3,239	MSC	3	0	3
04/2013		8,890		116,656	UAG	59	0	59
08/2013		7,503	CNY	47,000	DUB	0	(65)	(65)
08/2013		5,246		33,000	RYL	0	(24)	(24)
08/2013		5,736		36,000	UAG	0	(38)	(38)

						$4,108	$(13,637)	$(9,529)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Argentina
Sovereign Issues	$0	$14,052	$0	$14,052
Austria
Corporate Bonds & Notes	0	14,740	0	14,740
Bahrain
Sovereign Issues	0	1,944	0	1,944
Bermuda
Corporate Bonds & Notes	0	44,925	0	44,925
Brazil
Corporate Bonds & Notes	0	731,485	0	731,485
Sovereign Issues	0	108,979	0	108,979
Canada
Corporate Bonds & Notes	0	15,381	0	15,381
Cayman Islands
Corporate Bonds & Notes	0	187,932	11,261	199,193
Chile
Corporate Bonds & Notes	0	88,448	0	88,448
Sovereign Issues	0	2,284	0	2,284
China
Corporate Bonds & Notes	0	36,345	0	36,345
Colombia
Corporate Bonds & Notes	0	108,940	0	108,940
Sovereign Issues	0	114,764	0	114,764
Costa Rica
Sovereign Issues	0	16,731	0	16,731
Croatia
Corporate Bonds & Notes	0	5,883	0	5,883
Czech Republic
Corporate Bonds & Notes	0	2,558	0	2,558
Dominican Republic
Corporate Bonds & Notes	0	11,236	0	11,236
El Salvador
Sovereign Issues	0	51,998	0	51,998
Gabon
Sovereign Issues	0	14,456	0	14,456
Guatemala
Sovereign Issues	0	28,784	0	28,784
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	12,227	12,227
Hong Kong
Corporate Bonds & Notes	0	38,514	0	38,514
India
Corporate Bonds & Notes	0	38,155	0	38,155
Indonesia
Bank Loan Obligations	0	2,907	0	2,907
Corporate Bonds & Notes	0	186,199	0	186,199
Sovereign Issues	0	228,495	0	228,495
Ireland
Corporate Bonds & Notes	0	246,359	0	246,359
Sovereign Issues	0	65,518	0	65,518
Israel
Corporate Bonds & Notes	0	3,261	0	3,261
Italy
Sovereign Issues	0	61,758	0	61,758
Kazakhstan
Corporate Bonds & Notes	0	163,208	0	163,208
Luxembourg
Corporate Bonds & Notes	0	607,778	0	607,778
Malaysia
Corporate Bonds & Notes	0	32,390	0	32,390
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	748,054	0	748,054
Sovereign Issues	0	171,981	0	171,981
Mongolia
Sovereign Issues	0	35,736	0	35,736
Morocco
Sovereign Issues	0	23,186	0	23,186
Netherlands
Corporate Bonds & Notes	0	145,524	0	145,524
Panama
Corporate Bonds & Notes	0	22,621	0	22,621
Sovereign Issues	0	68,751	0	68,751
Peru
Corporate Bonds & Notes	0	4,410	0	4,410
Sovereign Issues	0	84,267	0	84,267
Philippines
Corporate Bonds & Notes	0	32,451	0	32,451
Sovereign Issues	0	38,757	0	38,757
Poland
Corporate Bonds & Notes	0	5,801	0	5,801
Sovereign Issues	0	33,837	0	33,837
Qatar
Corporate Bonds & Notes	0	77,160	0	77,160
Sovereign Issues	0	43,738	0	43,738
Russia
Corporate Bonds & Notes	0	53,231	0	53,231
Sovereign Issues	0	440,606	0	440,606
Senegal
Sovereign Issues	0	18,683	0	18,683
Serbia
Sovereign Issues	0	12,718	0	12,718
Singapore
Corporate Bonds & Notes	0	2,950	0	2,950
South Africa
Corporate Bonds & Notes	0	40,494	0	40,494
Sovereign Issues	0	113,994	0	113,994
South Korea
Corporate Bonds & Notes	0	115,213	0	115,213
Sovereign Issues	0	13,597	0	13,597
Spain
Corporate Bonds & Notes	0	1,275	0	1,275
Sovereign Issues	0	183,536	0	183,536
Sri Lanka
Sovereign Issues	0	23,318	0	23,318
Trinidad and Tobago
Corporate Bonds & Notes	0	22,806	0	22,806
Tunisia
Sovereign Issues	0	11,876	0	11,876
Turkey
Corporate Bonds & Notes	0	60,150	0	60,150
Sovereign Issues	0	294,883	0	294,883
Ukraine
Sovereign Issues	0	7,630	0	7,630
United Arab Emirates
Corporate Bonds & Notes	0	26,338	0	26,338
United Kingdom
Corporate Bonds & Notes	0	10,898	0	10,898
United States
Asset-Backed Securities	0	662	0	662
Bank Loan Obligations	0	1,004	0	1,004
Corporate Bonds & Notes	0	91,330	0	91,330
Mortgage-Backed Securities	0	33,223	0	33,223
U.S. Government Agencies	0	251	0	251
U.S. Treasury Obligations
U.S. Treasury Bonds	0	19,611	0	19,611
U.S. Treasury Notes	0	27,948	0	27,948
Uruguay
Sovereign Issues	0	73,255	0	73,255
Venezuela
Corporate Bonds & Notes	0	492,504	0	492,504
Sovereign Issues	0	438,682	0	438,682
Vietnam
Sovereign Issues	0	14,162	0	14,162
Virgin Islands (British)
Corporate Bonds & Notes	0	151,139	0	151,139
Zambia
Sovereign Issues	0	12,600	0	12,600
Short-Term Instruments
Certificates of Deposit	0	49,931	0	49,931
Commercial Paper	0	58,980	0	58,980
Short-Term Notes	0	5,000	0	5,000
U.S. Treasury Bills	0	5,378	0	5,378
Central Funds Used for Cash Management Purposes	134,246	0	0	134,246
	$134,246	$7,742,537	$23,488	$7,900,271

Financial Derivative Instruments - Assets
Credit Contracts	0	36,416	0	36,416
Foreign Exchange Contracts	0	4,108	0	4,108
Interest Rate Contracts	9	6,075	0	6,084
	$9	$46,599	$0	$46,608

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,111)	(282)	(2,393)
Foreign Exchange Contracts	0	(13,637)	0	(13,637)
Interest Rate Contracts	(90)	(5,543)	(18)	(5,651)

	$(90)	$(21,291)	$(300)	$(21,681)

Totals	$134,165	$7,767,845	$23,188	$7,925,198

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$7,944	$0	$(1,020)	$250	$191	$1,439	$2,457	$0	$11,261	$1,404
Guernsey, Channel Islands
Corporate Bonds & Notes	0	11,700	0	0	0	527	0	0	12,227	527
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0
South Korea
Corporate Bonds & Notes	23,582	0	0	0	0	(49)	0	(23,533)	0	0

	$31,526	$11,700	$(1,020)	$250	$191	$1,917	$2,457	$(23,533)	$23,488	$1,931
Financial Derivative Instruments - Liabilities
Credit Contracts	(147)	0	0	0	0	(135)	0	0	(282)	(136)
Interest Rate Contracts	(16)	0	0	0	0	(2)	0	0	(18)	(2)

	$(163)	$0	$0	$0	$0	$(137)	$0	$0	$(300)	$(138)

Totals	$31,363	$11,700	$(1,020)	$250	$191	$1,780	$2,457	$(23,533)	$23,188	$1,793

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$11,261	Benchmark Pricing	Base Price	45.00 - 91.00
Guernsey, Channel Islands
Corporate Bonds & Notes	12,227	Third Party Vendor	Broker Quote	104.50
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Credit Contracts	$(282)	Indicative Market Quotations	Broker Quote	(13.05)
Interest Rate Contracts	(18)	Indicative Market Quotations	Broker Quote	0.20

Total	$23,188

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRIA 0.9%
CORPORATE BONDS & NOTES 0.9%
OGX Austria GmbH
8.375% due 04/01/2022	$2,040	$1,709
8.500% due 06/01/2018	4,835	4,376
Sappi Papier Holding GmbH
6.625% due 04/15/2021	5,450	5,409
7.750% due 07/15/2017	620	678
8.375% due 06/15/2019	200	219

Total Austria (Cost $12,433)		12,391

BERMUDA 3.0%
CORPORATE BONDS & NOTES 3.0%
Alliance Oil Co. Ltd.
9.875% due 03/11/2015	$7,800	8,583
China Resources Gas Group Ltd.
4.500% due 04/05/2022	3,500	3,853
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	4,000	4,240
Digicel Group Ltd.
8.250% due 09/30/2020	11,700	12,928
Digicel Ltd.
7.000% due 02/15/2020	1,000	1,080
FPMH Finance Ltd.
7.375% due 07/24/2017	1,675	1,932
Noble Group Ltd.
6.625% due 08/05/2020	1,000	1,038
Qtel International Finance Ltd.
4.750% due 02/16/2021	5,660	6,410

Total Bermuda (Cost $38,055)		40,064

BRAZIL 17.4%
CORPORATE BONDS & NOTES 17.4%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$11,100	12,154
Banco Bradesco S.A.
4.500% due 01/12/2017	1,250	1,334
5.900% due 01/16/2021	1,500	1,642
Banco BTG Pactual S.A.
4.875% due 07/08/2016	5,000	5,262
5.750% due 09/28/2022	1,400	1,439
Banco do Brasil S.A.
3.875% due 10/10/2022	1,000	1,010
5.875% due 01/26/2022	3,300	3,655
5.875% due 01/19/2023	2,030	2,238
8.500% due 10/20/2020 (c)	10,075	12,342
9.250% due 04/15/2023 (c)	10,500	13,046
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	7,000	7,700
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015	1,750	1,820
Banco Panamericano S.A.
5.500% due 08/04/2015	4,000	4,166
8.500% due 04/23/2020	1,860	2,158
Banco Safra Cayman Islands Ltd.
6.750% due 01/27/2021	1,400	1,575
Banco Santander Brasil S.A.
4.500% due 04/06/2015	3,775	3,926
4.625% due 02/13/2017	19,300	20,506
Banco Votorantim S.A.
5.250% due 02/11/2016	2,900	3,067
7.375% due 01/21/2020	7,160	8,091
BM&FBovespa S.A.
5.500% due 07/16/2020	1,000	1,140
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (c)	4,955	5,476
BR Properties S.A.
9.000% due 10/07/2015 (c)	3,300	3,646
Braskem Finance Ltd.
5.750% due 04/15/2021	2,600	2,749
7.000% due 05/07/2020	1,115	1,263

BRF Brasil Foods S.A.
5.875% due 06/06/2022	3,300	3,646
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	2,900	3,132
6.875% due 07/30/2019	2,500	2,856
Cielo S.A.
3.750% due 11/16/2022	5,800	5,739
CSN Islands Corp.
6.875% due 09/21/2019	100	113
Embraer Overseas Ltd.
6.375% due 01/15/2020	2,000	2,330
Embraer S.A.
5.150% due 06/15/2022	3,035	3,331
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	2,200	2,458
Hypermarcas S.A.
6.500% due 04/20/2021	2,400	2,622
Itau Unibanco Holding S.A.
5.125% due 05/13/2023	7,500	7,697
5.500% due 08/06/2022	4,220	4,442
5.650% due 03/19/2022	5,300	5,585
5.750% due 01/22/2021	2,000	2,150
Marfrig Overseas Ltd.
9.500% due 05/04/2020	745	646
Minerva Luxembourg S.A.
12.250% due 02/10/2022	4,300	5,171
Minerva Overseas Ltd.
10.875% due 11/15/2019	930	1,070
Odebrecht Finance Ltd.
6.000% due 04/05/2023	2,150	2,497
Oi S.A.
5.750% due 02/10/2022	4,400	4,598
Petrobras International Finance Co.
5.375% due 01/27/2021	6,660	7,524
5.750% due 01/20/2020	6,900	7,883
5.875% due 03/01/2018	3,300	3,793
7.875% due 03/15/2019	7,800	9,775
8.375% due 12/10/2018	200	255
QGOG Constellation S.A.
6.250% due 11/09/2019	4,000	4,180
Raizen Fuels Finance Ltd.
9.500% due 08/15/2014	3,050	3,400
Telemar Norte Leste S.A.
5.500% due 10/23/2020	1,924	2,011
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019	4,000	4,270
Vale Overseas Ltd.
4.375% due 01/11/2022	3,000	3,214
6.875% due 11/21/2036	3,180	3,948
6.875% due 11/10/2039	2,500	3,139
Votorantim Cimentos S.A.
7.250% due 04/05/2041	200	226

Total Brazil (Cost $227,927)		235,106

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Harvest Operations Corp.
6.875% due 10/01/2017	$500	558

Total Canada (Cost $512)		558

CAYMAN ISLANDS 11.0%
CORPORATE BONDS & NOTES 11.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	$1,950	2,177
Agile Property Holdings Ltd.
8.875% due 04/28/2017	3,800	4,122
9.875% due 03/20/2017	2,900	3,277
10.000% due 11/14/2016	575	634
Baidu, Inc.
3.500% due 11/28/2022	12,600	12,684
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	3,655	4,149
5.750% due 01/18/2017	13,820	15,202
BFF International Ltd.
7.250% due 01/28/2020	4,350	5,220
Country Garden Holdings Co. Ltd.
10.500% due 08/11/2015	1,025	1,149
11.125% due 02/23/2018	4,150	4,835
11.250% due 04/22/2017	1,850	2,100

DP World Sukuk Ltd.
6.250% due 07/02/2017		12,500	14,079
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		9,000	10,382
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,480	5,793
Interoceanica Finance Ltd.
0.000% due 11/30/2018		2,216	1,979
0.000% due 11/30/2025		84	54
0.000% due 05/15/2030		570	254
JBS Finance Ltd.
8.250% due 01/29/2018		6,320	6,762
Kaisa Group Holdings Ltd.
12.875% due 09/18/2017		2,000	2,261
Longfor Properties Co. Ltd.
6.875% due 10/18/2019		7,500	7,827
9.500% due 04/07/2016		1,985	2,208
Mongolian Mining Corp.
8.875% due 03/29/2017		13,500	14,512
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		4,201	3,826
QNB Finance Ltd.
3.375% due 02/22/2017		10,300	10,841
Raizen Energy Finance Ltd.
7.000% due 02/01/2017		1,000	1,145
Shimao Property Holdings Ltd.
9.650% due 08/03/2017		1,450	1,601
11.000% due 03/08/2018		200	232
Sunac China Holdings Ltd.
12.500% due 10/16/2017		6,000	6,699
Tencent Holdings Ltd.
4.625% due 12/12/2016		410	442
Voto-Votorantim Ltd.
6.750% due 04/05/2021		1,280	1,514
Voto-Votorantim Overseas Trading Operations NV
6.625% due 09/25/2019		1,000	1,175

Total Cayman Islands (Cost $143,569)			149,135

CHILE 1.1%
CORPORATE BONDS & NOTES 1.1%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$2,540	2,594
Banco Santander Chile
3.875% due 09/20/2022		4,525	4,645
Celulosa Arauco y Constitucion S.A.
4.750% due 01/11/2022		760	800
7.250% due 07/29/2019		1,000	1,191
Colbun S.A.
6.000% due 01/21/2020		1,470	1,641
E.CL S.A.
5.625% due 01/15/2021		1,010	1,139
Inversiones CMPC S.A.
4.500% due 04/25/2022		3,000	3,089

Total Chile (Cost $14,692)			15,099

COLOMBIA 3.0%
CORPORATE BONDS & NOTES 3.0%
Banco de Bogota S.A.
5.000% due 01/15/2017		$4,500	4,860
BanColombia S.A.
5.950% due 06/03/2021		19,840	23,014
Grupo Aval Ltd.
4.750% due 09/26/2022		7,500	7,612
5.250% due 02/01/2017		1,500	1,613
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022		3,000	3,330

Total Colombia (Cost $38,615)			40,429

CROATIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Agrokor DD
8.875% due 02/01/2020		$2,200	2,401
9.125% due 02/01/2020	EUR	1,200	1,722
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$1,300	1,378

Total Croatia (Cost $5,151)		5,501

CZECH REPUBLIC 0.1%
CORPORATE BONDS & NOTES 0.1%
CEZ A/S
4.250% due 04/03/2022	$1,500	1,613

Total Czech Republic (Cost $1,490)		1,613

DOMINICAN REPUBLIC 0.7%
CORPORATE BONDS & NOTES 0.7%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019	$6,800	7,208
EGE Haina Finance Co.
9.500% due 04/26/2017	2,650	2,782

Total Dominican Republic (Cost $9,523)		9,990

EGYPT 0.1%
CORPORATE BONDS & NOTES 0.1%
Nile Finance Ltd.
5.250% due 08/05/2015	$1,600	1,604

Total Egypt (Cost $1,606)		1,604

GERMANY 0.3%
CORPORATE BONDS & NOTES 0.3%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020	$3,440	3,853

Total Germany (Cost $3,694)		3,853

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	$4,350	4,546

Total Guernsey, Channel Islands (Cost $4,432)		4,546

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016	$500	540
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	550	574
Citic Pacific Ltd.
6.625% due 04/15/2021	300	311
6.800% due 01/17/2023	400	407
6.875% due 01/21/2018	4,400	4,649
CNOOC Finance Ltd.
4.250% due 01/26/2021	1,700	1,857
Franshion Development Ltd.
6.750% due 04/15/2021	8,670	9,321
Wharf Finance Ltd.
4.625% due 02/08/2017	1,120	1,204

Total Hong Kong (Cost $18,266)		18,863

INDIA 3.2%
CORPORATE BONDS & NOTES 3.2%
Bank of Baroda
5.000% due 08/24/2016	$600	630
Export-Import Bank of India
4.000% due 08/07/2017	3,000	3,126
ICICI Bank Ltd.
4.700% due 02/21/2018	2,700	2,842
4.750% due 11/25/2016	8,200	8,634
5.500% due 03/25/2015	700	741
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,660	1,743
5.625% due 08/02/2021	2,000	2,182
NTPC Ltd.
5.625% due 07/14/2021	2,950	3,234

Reliance Holdings USA, Inc.
4.500% due 10/19/2020	9,450	9,902
5.400% due 02/14/2022	800	895
Reliance Industries Ltd.
10.375% due 06/24/2016	250	307
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016	310	320
State Bank of India
4.125% due 08/01/2017	4,930	5,080
4.500% due 07/27/2015	2,390	2,509
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	606

Total India (Cost $41,610)		42,751

INDONESIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Adaro Indonesia PT
7.625% due 10/22/2019	$3,500	3,920
Indonesia Eximbank
3.750% due 04/26/2017 (f)	2,000	2,119
Indosat Palapa Co. BV
7.375% due 07/29/2020	325	370
Listrindo Capital BV
6.950% due 02/21/2019	5,450	6,087

Total Indonesia (Cost $12,120)		12,496

IRELAND 9.0%
CORPORATE BONDS & NOTES 7.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$5,925	7,696
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	1,500	1,669
7.875% due 09/25/2017	6,790	7,605
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	8,000	8,374
EuroChem Mineral & Chemical Co.
5.125% due 12/12/2017	10,300	10,399
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	9,000	9,079
5.326% due 02/03/2016	3,800	4,090
6.604% due 02/03/2021	4,000	4,710
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.950% due 09/26/2019	8,400	8,517
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	8,800	8,954
4.199% due 03/06/2022	10,700	10,914
RZD Capital Ltd.
5.700% due 04/05/2022	300	344
5.739% due 04/03/2017	1,070	1,201
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	11,750	13,601
9.125% due 04/30/2018	2,260	2,749
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	1,900	2,085
6.025% due 07/05/2022	2,000	2,335

		104,322

SOVEREIGN ISSUES 1.3%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	1,150	1,262
5.450% due 11/22/2017	4,640	5,174
6.800% due 11/22/2025	4,600	5,658
6.902% due 07/09/2020	4,950	6,051

		18,145

Total Ireland (Cost $116,981)		122,467

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.4%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$4,930	5,359

Total Israel (Cost $5,332)			5,359

LUXEMBOURG 9.9%
CORPORATE BONDS & NOTES 9.9%
Altice Financing S.A.
7.875% due 12/15/2019		$4,400	4,675
Evraz Group S.A.
6.750% due 04/27/2018		1,000	1,033
9.500% due 04/24/2018		1,070	1,225
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		7,580	7,788
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		5,000	5,612
8.146% due 04/11/2018		11,400	14,119
9.250% due 04/23/2019		12,625	16,776
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		6,400	6,936
5.180% due 06/28/2019		16,300	17,930
5.400% due 03/24/2017		11,640	12,753
5.717% due 06/16/2021		100	112
6.125% due 02/07/2022		820	939
Severstal OAO Via Steel Capital S.A.
6.250% due 07/26/2016		2,720	2,913
6.700% due 10/25/2017		12,945	14,239
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018		1,100	1,161
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		1,650	1,867
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		1,000	1,084
6.875% due 05/29/2018		20,470	23,162

Total Luxembourg (Cost $129,127)			134,324

MEXICO 7.1%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,485	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 7.1%
America Movil S.A.B. de C.V.
4.375% due 07/16/2042		$5,500	5,725
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		825	872
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		9,800	9,996
BBVA Bancomer S.A.
6.500% due 03/10/2021		15,380	17,149
6.750% due 09/30/2022		8,590	9,685
Cemex S.A.B. de C.V.
5.311% due 09/30/2015		11,650	11,854
9.500% due 06/15/2018		3,600	4,041
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		400	426
8.875% due 03/27/2022		4,030	4,302
9.250% due 06/30/2020		4,700	5,099
Credito Real S.A.B. de C.V.
10.250% due 04/14/2015		700	768
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,085
9.750% due 03/25/2020		4,500	4,905
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		8,550	9,234
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		1,700	1,860
Hipotecaria Su Casita S.A. de C.V. 6.340%
due 06/28/2018 ^	MXN	17,999	64
Mexichem S.A.B. de C.V.
4.875% due 09/19/2022		$3,200	3,456
Sigma Alimentos S.A. de C.V.
5.625% due 04/14/2018		500	566
6.875% due 12/16/2019		900	1,078

Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022		3,530	3,354

			95,519

Total Mexico (Cost $94,652)			95,519

MONGOLIA 0.6%
SOVEREIGN ISSUES 0.6%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$8,120	8,456

Total Mongolia (Cost $8,441)			8,456

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Indo Energy Finance BV
7.000% due 05/07/2018		$2,310	2,437
KazMunayGas National Co.
11.750% due 01/23/2015		100	120
SABIC Capital BV
3.000% due 11/02/2015		3,100	3,210
Zhaikmunai LLP
7.125% due 11/13/2019		8,900	9,345

Total Netherlands (Cost $14,577)			15,112

PANAMA 0.4%
CORPORATE BONDS & NOTES 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$4,150	4,306
ENA Norte Trust
4.950% due 04/25/2028		1,400	1,456

Total Panama (Cost $5,371)			5,762

PARAGUAY 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Continental SAECA
8.875% due 10/15/2017		$2,000	2,160

Total Paraguay (Cost $2,000)			2,160

PERU 1.3%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru
4.750% due 03/16/2016		$9,335	9,895
5.375% due 09/16/2020		3,000	3,353
Volcan Cia Minera SAA
5.375% due 02/02/2022		3,450	3,821

Total Peru (Cost $16,406)			17,069

PHILIPPINES 0.1%
CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$1,100	1,242

Total Philippines (Cost $1,109)			1,242

POLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	1,100	1,595

Total Poland (Cost $1,411)			1,595

RUSSIA 4.4%
CORPORATE BONDS & NOTES 4.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$20,600	23,998
Lukoil International Finance BV
6.125% due 11/09/2020		7,750	9,000

SCF Capital Ltd.
5.375% due 10/27/2017		8,100	8,334
VimpelCom Holdings BV
7.504% due 03/01/2022		15,550	17,863

Total Russia (Cost $55,334)			59,195

SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
DBS Bank Ltd.
3.625% due 09/21/2022		$3,500	3,669
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		2,420	2,577
STATS ChipPAC Ltd.
5.375% due 03/31/2016		1,530	1,614

Total Singapore (Cost $7,711)			7,860

SOUTH AFRICA 0.5%
CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$1,111	1,127
5.375% due 04/15/2020		2,610	2,695
FirstRand Bank Ltd.
4.375% due 06/09/2016		2,000	2,098
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	900	1,320

Total South Africa (Cost $7,130)			7,240

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 1.0%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$1,000	1,076
Kia Motors Corp.
3.625% due 06/14/2016		650	682
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		700	713
Korea Exchange Bank
3.125% due 06/26/2017		2,500	2,608
Korea Gas Corp.
2.250% due 07/25/2017		3,800	3,847
Korea Hydro & Nuclear Power Co. Ltd.
4.750% due 07/13/2021		700	795
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		1,500	1,569
Woori Bank Co. Ltd.
5.875% due 04/13/2021		1,700	1,975

Total South Korea (Cost $12,979)			13,265

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,140	1,472

Total Supranational (Cost $1,295)			1,472

SWEDEN 1.1%
CORPORATE BONDS & NOTES 1.1%
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	1,900	2,771
Eileme AB
11.625% due 01/31/2020		$5,000	5,875
PKO Finance AB
4.630% due 09/26/2022		5,400	5,697

Total Sweden (Cost $13,601)			14,343

THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL
2.750% due 03/27/2018		$6,000	6,096
3.875% due 09/27/2022		400	414

Total Thailand (Cost $6,395)		6,510

TURKEY 2.1%
CORPORATE BONDS & NOTES 2.1%
Turkiye Garanti Bankasi A/S
4.000% due 09/13/2017	$4,600	4,755
5.250% due 09/13/2022	7,000	7,560
6.250% due 04/20/2021	3,310	3,811
Turkiye Halk Bankasi A/S
4.875% due 07/19/2017	4,000	4,280
Turkiye Is Bankasi A/S
3.875% due 11/07/2017	5,650	5,783
Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017	2,630	2,854

Total Turkey (Cost $27,670)		29,043

UNITED ARAB EMIRATES 1.8%
CORPORATE BONDS & NOTES 1.8%
Dolphin Energy Ltd.
5.500% due 12/15/2021	$8,660	10,121
DP World Ltd.
6.850% due 07/02/2037	6,440	7,576
Emirates Airline
5.125% due 06/08/2016	6,005	6,335

Total United Arab Emirates (Cost $22,569)		24,032

UNITED KINGDOM 1.4%
CORPORATE BONDS & NOTES 1.4%
Afren PLC
11.500% due 02/01/2016	$10,650	12,407
Vedanta Resources PLC
8.250% due 06/07/2021	3,660	4,072
9.500% due 07/18/2018	2,000	2,328

Total United Kingdom (Cost $17,785)		18,807

UNITED STATES 2.7%
BANK LOAN OBLIGATIONS 0.1%
Chrysler Group LLC
6.000% due 05/24/2017	$1,379	1,411

CORPORATE BONDS & NOTES 2.6%
American Airlines Pass-Through Trust
7.000% due 07/31/2019	179	185
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,000	2,335
Hyundai Capital America
3.750% due 04/06/2016	3,875	4,092
4.000% due 06/08/2017	800	864
JBS USA LLC
8.250% due 02/01/2020	4,500	4,793
NII Capital Corp.
7.625% due 04/01/2021	1,200	915
Southern Copper Corp.
3.500% due 11/08/2022	7,800	7,995
5.250% due 11/08/2042	10,500	10,531
5.375% due 04/16/2020	1,500	1,727
6.750% due 04/16/2040	1,400	1,695

		35,132

Total United States (Cost $35,607)		36,543

VENEZUELA 0.3%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	$3,640	3,604

Total Venezuela (Cost $3,473)		3,604

VIRGIN ISLANDS (BRITISH) 2.1%
CORPORATE BONDS & NOTES 2.1%
FPC Finance Ltd.
6.000% due 06/28/2019	$500	550
FPT Finance Ltd.
6.375% due 09/28/2020	2,000	2,261
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,960	2,166
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,630	1,891
PCCW-HKT Capital Ltd.
4.250% due 02/24/2016	650	697
Rosy Unicorn Ltd.
6.500% due 02/09/2017	1,000	1,108
TNK-BP Finance S.A.
6.625% due 03/20/2017	2,700	3,084
7.500% due 07/18/2016	10,380	12,067
7.875% due 03/13/2018	3,870	4,717

Total Virgin Islands (British) (Cost $27,485)		28,541

SHORT-TERM INSTRUMENTS 6.1%
COMMERCIAL PAPER 0.1%
ALROSA Finance S.A.
3.042% due 03/20/2013	$1,500	1,499

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013	156	156

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $161. Repurchase proceeds are $156.)
U.S. TREASURY BILLS 0.1%
0.142% due 02/14/2013 - 12/12/2013 (b)(i)	1,175	1,174

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.9%
PIMCO Short-Term Floating NAV Portfolio	8,044,117	80,498

Total Short-Term Instruments (Cost $83,334)		83,327

Total Investments 98.7% (Cost $1,291,470)		$1,336,846
Written Options (k) (0.0%) (Premiums $583)		(369)
Other Assets and Liabilities (Net) 1.3%		17,539

Net Assets 100.0%		$1,354,016

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $1,846 at a weighted average interest rate of (2.153%).

(f)	Securities with an aggregate market value of $1,112 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
MYI	(1.000%)	12/24/2012	12/31/2013	$1,115	$(1,092)

(g)	Cash of $342 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	22	$15
U.S. Treasury 10-Year Note March Futures	Long	03/2013	267	(71)

				$(56)

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $810 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013	$33,900	$18	$64
Pay	3-Month USD-LIBOR	1.250%	06/20/2016	15,400	380	216
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	2,600	90	60
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	12,800	(27)	(27)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	11,600	(549)	(495)

					$(88)	$(182)

(i)	Securities with an aggregate market value of $1,174 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	01/20/2013	0.298%	$2,500	$6	$2	$4
Desarrolladora Homex S.A.B. de C.V.	BRC	5.000%	09/20/2013	5.893%	3,100	(13)	(38)	25
Desarrolladora Homex S.A.B. de C.V.	DUB	5.000%	09/20/2013	5.893%	2,370	(43)	(138)	95
Financiera Independencia S.A.B. de C.V.	DUB	5.000%	09/20/2013	9.940%	1,330	(42)	(80)	38
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.088%	200	(1)	(7)	6
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%	2,300	(5)	(79)	74
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	09/20/2013	3.887%	2,010	(65)	(81)	16
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.689%	1,470	(189)	(97)	(92)

						$(352)	$(518)	$166

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL	BRL	17,000	$479	$0	$479
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		43,300	942	38	904

							$1,421	$38	$1,383

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013		$6,600	$32	$0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		15,600	55	(68)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		15,600	55	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013		1,700	2	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,700	2	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		1,200	3	(2)
Call - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	35,200	158	(286)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		35,200	269	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		$1,300	3	(3)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		1,300	4	(3)

								$583	$(369)

(l)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	BRL	939		$452	FBF	$0	$(7)	$(7)
01/2013		$459	BRL	939	FBF	0	(1)	(1)
02/2013	BRL	2,736		$1,325	HUS	0	(5)	(5)
02/2013	CNY	12,420		1,950	UAG	0	(25)	(25)
02/2013	EUR	220		284	CBK	0	(7)	(7)
02/2013		1,200		1,558	GSC	0	(26)	(26)
02/2013		7,380		9,418	MSC	0	(327)	(327)
02/2013		$449	BRL	939	FBF	7	0	7
02/2013		1,979	CNY	12,420	BRC	0	(4)	(4)
02/2013		1,775	EUR	1,390	BPS	60	0	60
02/2013		3,412		2,650	BRC	87	0	87
04/2013	MXN	6,997		$535	JPM	0	(1)	(1)

						$154	$(403)	$(249)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$12,391	$0	$12,391
Bermuda
Corporate Bonds & Notes	0	40,064	0	40,064
Brazil
Corporate Bonds & Notes	0	235,106	0	235,106
Canada
Corporate Bonds & Notes	0	558	0	558
Cayman Islands
Corporate Bonds & Notes	0	143,022	6,113	149,135
Chile
Corporate Bonds & Notes	0	15,099	0	15,099
Colombia
Corporate Bonds & Notes	0	40,429	0	40,429
Croatia
Corporate Bonds & Notes	0	5,501	0	5,501
Czech Republic
Corporate Bonds & Notes	0	1,613	0	1,613
Dominican Republic
Corporate Bonds & Notes	0	9,990	0	9,990
Egypt
Corporate Bonds & Notes	0	1,604	0	1,604
Germany
Corporate Bonds & Notes	0	3,853	0	3,853
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	4,546	4,546
Hong Kong
Corporate Bonds & Notes	0	18,863	0	18,863
India
Corporate Bonds & Notes	0	42,751	0	42,751
Indonesia
Corporate Bonds & Notes	0	12,496	0	12,496
Ireland
Corporate Bonds & Notes	0	104,322	0	104,322
Sovereign Issues	0	18,145	0	18,145
Israel
Corporate Bonds & Notes	0	5,359	0	5,359
Luxembourg
Corporate Bonds & Notes	0	134,324	0	134,324
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	95,519	0	95,519
Mongolia
Sovereign Issues	0	8,456	0	8,456
Netherlands
Corporate Bonds & Notes	0	15,112	0	15,112
Panama
Corporate Bonds & Notes	0	5,762	0	5,762
Paraguay
Corporate Bonds & Notes	0	2,160	0	2,160
Peru
Corporate Bonds & Notes	0	17,069	0	17,069
Philippines
Corporate Bonds & Notes	0	1,242	0	1,242
Poland
Corporate Bonds & Notes	0	1,595	0	1,595
Russia
Corporate Bonds & Notes	0	59,195	0	59,195
Singapore
Corporate Bonds & Notes	0	7,860	0	7,860
South Africa
Corporate Bonds & Notes	0	7,240	0	7,240
South Korea
Corporate Bonds & Notes	0	13,265	0	13,265
Supranational
Corporate Bonds & Notes	0	1,472	0	1,472
Sweden
Corporate Bonds & Notes	0	14,343	0	14,343
Thailand
Corporate Bonds & Notes	0	6,510	0	6,510
Turkey
Corporate Bonds & Notes	0	29,043	0	29,043
United Arab Emirates
Corporate Bonds & Notes	0	24,032	0	24,032
United Kingdom
Corporate Bonds & Notes	0	18,807	0	18,807
United States
Bank Loan Obligations	0	1,411	0	1,411
Corporate Bonds & Notes	0	34,947	185	35,132
Venezuela
Corporate Bonds & Notes	0	3,604	0	3,604
Virgin Islands (British)
Corporate Bonds & Notes	0	28,541	0	28,541
Short-Term Instruments
Commercial Paper	0	1,499	0	1,499
Repurchase Agreements	0	156	0	156
U.S. Treasury Bills	0	1,175	0	1,175
Central Funds Used for Cash Management Purposes	80,497	0	0	80,497
	$80,497	$1,245,505	$10,844	$1,336,846

Financial Derivative Instruments - Assets
Credit Contracts	0	109	149	258
Foreign Exchange Contracts	0	154	0	154
Interest Rate Contracts	15	1,723	0	1,738
	$15	$1,986	$149	$2,150

Financial Derivative Instruments - Liabilities
Credit Contracts	0	0	(92)	(92)
Foreign Exchange Contracts	0	(403)	0	(403)
Interest Rate Contracts	(71)	(891)	0	(962)

	$(71)	$(1,294)	$(92)	$(1,457)

Totals	$80,441	$1,246,197	$10,901	$1,337,539

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$1,747	$0	$(1,709)	$(17)	$316	$(337)	$0	$0	$0	$0
Cayman Islands
Corporate Bonds & Notes	1,619	690	(332)	50	60	200	3,826	0	6,113	274
Guernsey, Channel Islands
Corporate Bonds & Notes	0	5,484	(1,088)	(2)	38	114	0	0	4,546	114
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0
Corporate Bonds & Notes	174	0	0	(59)	0	(51)	0	(64)	0	0
United States
Corporate Bonds & Notes	182	0	(7)	0	0	10	0	0	185	10

	$3,722	$6,174	$(3,136)	$(28)	$414	$(64)	$3,826	$(64)	$10,844	$398
Financial Derivative Instruments - Assets
Credit Contracts	$53	$0	$0	$0	$0	$96	$0	$0	$149	$95

Financial Derivative Instruments - Liabilities
Credit Contracts	$(37)	$0	$0	$0	$0	$(55)	$0	$0	$(92)	$(55)

Totals	$3,738	$6,174	$(3,136)	$(28)	$414	$(23)	$3,826	$(64)	$10,901	$438

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$6,113	Benchmark Pricing	Base Price	45.00 - 91.00
Guernsey, Channel Islands
Corporate Bonds & Notes	4,546	Third Party Vendor	Broker Quote	104.50
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—
United States
Corporate Bonds & Notes	185	Third Party Vendor	Broker Quote	103.50
Financial Derivative Instruments - Assets
Credit Contracts	$149	Indicative Market Quotations	Broker Quote	(3.41) - (1.99)
Financial Derivative Instruments - Liabilities
Credit Contracts	$(92)	Indicative Market Quotations	Broker Quote	(13.05)

Total	$10,901

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$2,500	$2,650
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	631
6.500% due 06/10/2014		10,100	10,852

Total Bermuda (Cost $13,922)			14,133

BRAZIL 6.0%
CORPORATE BONDS & NOTES 3.0%
Banco Bradesco S.A.
2.410% due 05/16/2014		$38,075	38,368
Banco do Brasil S.A.
3.058% due 07/02/2014		5,700	5,759
4.500% due 01/22/2015		21,250	22,557
4.500% due 01/20/2016	EUR	1,800	2,536
Banco Santander Brasil S.A.
2.408% due 03/18/2014		$49,000	48,840
4.250% due 01/14/2016		2,300	2,398
4.500% due 04/06/2015		1,200	1,248
Banco Votorantim Ltd.
3.310% due 03/28/2014		8,000	7,983
Banco Votorantim S.A.
5.250% due 02/11/2016		1,800	1,904
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		7,050	8,072
CSN Islands Corp.
9.750% due 12/16/2013		7,353	7,950
10.000% due 01/15/2015		350	398
Petrobras International Finance Co.
2.875% due 02/06/2015		55,250	56,826

			204,839

SOVEREIGN ISSUES 3.0%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (b)	BRL	1,900	2,353
10.000% due 01/01/2014		12,921	6,481
10.000% due 01/01/2017		375,629	193,615

			202,449

Total Brazil (Cost $406,451)			407,288

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.209% due 09/20/2016		$4,611	4,621

CORPORATE BONDS & NOTES 0.9%
Enersis S.A.
7.375% due 01/15/2014		550	581
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		10,000	10,073
7.625% due 04/09/2019		500	647
IPIC GMTN Ltd.
3.125% due 11/15/2015		11,250	11,717
4.875% due 05/14/2016	EUR	300	440
5.000% due 11/15/2020		$300	343
QNB Finance Ltd.
3.125% due 11/16/2015		36,250	37,473

			61,274

Total Cayman Islands (Cost $65,803)			65,895

CHILE 0.5%
CORPORATE BONDS & NOTES 0.5%
Banco Santander Chile
2.310% due 02/14/2014		$20,000	19,766
3.750% due 09/22/2015		600	633

Corp. Nacional del Cobre de Chile
4.750% due 10/15/2014		1,000	1,063
5.500% due 10/15/2013		10,000	10,331
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		1,000	1,023

			32,816

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		3,000	3,005

Total Chile (Cost $35,966)			35,821

CHINA 0.3%
SOVEREIGN ISSUES 0.3%
Export-Import Bank of China
4.875% due 07/21/2015		$7,699	8,415
5.250% due 07/29/2014		8,512	9,090

Total China (Cost $17,251)			17,505

COLOMBIA 0.9%
SOVEREIGN ISSUES 0.9%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	566
Colombia Government International Bond
3.759% due 03/17/2013		$100	101
3.858% due 03/17/2013		700	708
7.375% due 01/27/2017		1,400	1,734
8.250% due 12/22/2014		23,580	26,999
12.000% due 10/22/2015	COP	40,126,000	27,674

Total Colombia (Cost $54,369)			57,782

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$400	426

Total Czech Republic (Cost $423)			426

EGYPT 0.0%
CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		$2,100	2,105

Total Egypt (Cost $2,119)			2,105

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,992

Total France (Cost $1,950)			1,992

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.8%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$186,710	189,638

Total Germany (Cost $188,672)			189,638

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$13,300	13,918

Total Guatemala (Cost $13,828)			13,918

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Export-Import Bank of India
4.375% due 02/02/2015		$2,150	2,242
4.400% due 04/21/2015		6,393	6,686
ICICI Bank Ltd.
2.062% due 02/24/2014		5,300	5,214
4.750% due 11/25/2016		400	421
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		6,144	6,451
State Bank of India
4.500% due 07/27/2015		5,100	5,353

Total India (Cost $26,072)			26,367

INDONESIA 3.7%
SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
6.750% due 03/10/2014		$97,551	103,404
6.875% due 03/09/2017		24,125	28,889
7.250% due 04/20/2015		29,075	32,855
7.500% due 01/15/2016		225	264
10.375% due 05/04/2014		74,723	83,597

Total Indonesia (Cost $247,289)			249,009

IRELAND 2.6%
ASSET-BACKED SECURITIES 0.1%
Avoca CLO BV
0.743% due 09/15/2021	EUR	1,326	1,695
Dryden Leveraged Loan CDO
0.986% due 01/25/2022		1,269	1,642

			3,337

CORPORATE BONDS & NOTES 2.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$109,110	114,320
7.700% due 08/07/2013		51,195	53,386

			167,706

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		400	439

Total Ireland (Cost $169,966)			171,482

ITALY 0.9%
SOVEREIGN ISSUES 0.9%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	31,590	43,848
4.750% due 09/15/2016		10,000	14,125

Total Italy (Cost $56,313)			57,973

KAZAKHSTAN 3.5%
CORPORATE BONDS & NOTES 3.5%
KazMunayGas National Co.
8.375% due 07/02/2013		$186,540	193,069
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		41,723	43,423

Total Kazakhstan (Cost $233,854)			236,492

LUXEMBOURG 6.4%
CORPORATE BONDS & NOTES 6.4%
Clariant Finance Luxembourg S.A.
4.375% due 04/05/2013	EUR	5,000	6,654
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$4,000	4,296
7.510% due 07/31/2013		15,300	15,847

8.125% due 07/31/2014		16,303	17,785
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		2,174	2,452
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		6,891	6,998
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,850	6,167
7.175% due 05/16/2013		49,765	50,784
7.500% due 03/25/2013	RUB	720,000	23,552
9.000% due 06/11/2014		$36,470	40,071
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		28,500	30,951
6.468% due 07/02/2013		76,150	78,175
6.480% due 05/15/2013		50,270	51,099
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		12,600	13,753
9.750% due 07/29/2013		83,490	87,431

Total Luxembourg (Cost $431,745)			436,015

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$500	562
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,054

Total Malaysia (Cost $1,573)			1,616

MEXICO 2.5%
CORPORATE BONDS & NOTES 1.2%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$100	107
5.750% due 01/15/2015		1,950	2,150
6.450% due 12/05/2022	MXN	254,400	20,300
BBVA Bancomer S.A.
4.500% due 03/10/2016		$550	587
6.500% due 03/10/2021		950	1,059
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,400	1,490
Pemex Project Funding Master Trust
6.250% due 08/05/2013	EUR	4,150	5,658
7.500% due 12/18/2013	GBP	6,500	11,177
Petroleos Mexicanos
4.875% due 03/15/2015		$19,021	20,590
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	224,500	18,682
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.845% due 12/09/2014		39,100	2,713

			84,513

SOVEREIGN ISSUES 1.3%
Mexico Government International Bond
5.625% due 01/15/2017		$15,400	17,941
5.875% due 01/15/2014		8,833	9,266
5.875% due 02/17/2014		4,568	4,808
6.000% due 06/18/2015	MXN	181,300	14,443
6.625% due 03/03/2015		$3,815	4,263
8.000% due 06/11/2020	MXN	160,900	14,669
10.000% due 12/05/2024		180,500	19,574
11.375% due 09/15/2016		$140	192

			85,156

Total Mexico (Cost $169,369)			169,669

NETHERLANDS 2.1%
CORPORATE BONDS & NOTES 2.1%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$18,100	19,861
10.500% due 03/25/2014		66,600	73,070
KazMunayGas National Co.
11.750% due 01/23/2015		3,200	3,836
Volkswagen International Finance NV
0.918% due 04/01/2014		27,000	27,096
Waha Aerospace BV
3.925% due 07/28/2020		19,048	20,691

Total Netherlands (Cost $143,032)			144,554

PANAMA 1.6%
SOVEREIGN ISSUES 1.6%
Panama Government International Bond
7.250% due 03/15/2015		$98,775	111,023

Total Panama (Cost $110,254)			111,023

PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
8.375% due 05/03/2016		$150	186
9.875% due 02/06/2015		10,600	12,521
9.910% due 05/05/2015	PEN	80,000	36,466

Total Peru (Cost $46,834)			49,173

PHILIPPINES 0.0%
SOVEREIGN ISSUES 0.0%
Philippines Government International Bond
9.000% due 02/15/2013		$1,500	1,515

Total Philippines (Cost $1,514)			1,515

POLAND 1.0%
SOVEREIGN ISSUES 1.0%
Poland Government International Bond
3.875% due 07/16/2015		$800	861
5.000% due 04/25/2016	PLN	2,700	924
5.150% due 01/25/2015		59,724	19,439
5.250% due 01/15/2014		$12,200	12,822
5.500% due 04/25/2015	PLN	84,360	28,696
5.750% due 04/25/2014		21,500	7,182

Total Poland (Cost $73,350)			69,924

QATAR 1.9%
CORPORATE BONDS & NOTES 1.2%
Nakilat, Inc.
6.067% due 12/31/2033		$755	921
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		69,698	75,291
5.832% due 09/30/2016		4,118	4,546

			80,758

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		27,219	28,717
5.150% due 04/09/2014		16,400	17,285

			46,002

Total Qatar (Cost $124,834)			126,760

RUSSIA 3.8%
CORPORATE BONDS & NOTES 0.7%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,000	2,215
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		7,935	8,071
VimpelCom Holdings BV
4.310% due 06/29/2014		38,600	38,850

			49,136

SOVEREIGN ISSUES 3.1%
Russia Government International Bond
3.625% due 04/29/2015		197,500	209,153

7.600% due 04/14/2021	RUB	3,500	121

			209,274

Total Russia (Cost $253,861)			258,410

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$3,600	3,852

Total Singapore (Cost $3,765)			3,852

SOUTH AFRICA 3.0%
SOVEREIGN ISSUES 3.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	4,080	5,471
6.500% due 06/02/2014		$98,527	106,409
6.750% due 03/31/2021	ZAR	37,000	4,471
7.000% due 02/28/2031		21,300	2,332
8.000% due 12/21/2018		291,900	37,842
8.250% due 09/15/2017		374,300	48,605

Total South Africa (Cost $205,901)			205,130

SOUTH KOREA 4.1%
CORPORATE BONDS & NOTES 3.7%
Export-Import Bank of Korea
0.432% due 02/14/2013	EUR	8,300	10,950
1.250% due 11/20/2015		$26,600	26,711
1.460% due 09/21/2013		21,200	21,194
2.110% due 03/21/2015		9,400	9,373
4.000% due 01/11/2017		350	381
5.125% due 03/16/2015		100	109
5.250% due 02/10/2014		4,695	4,920
5.750% due 05/22/2013	EUR	4,950	6,671
5.875% due 01/14/2015		$11,750	12,892
8.125% due 01/21/2014		37,405	40,233
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		850	915
6.000% due 05/05/2015		300	330
Industrial Bank of Korea
1.375% due 10/05/2015		18,700	18,759
Korea Development Bank
0.426% due 04/03/2014	EUR	1,400	1,851
4.375% due 08/10/2015		$5,000	5,411
5.300% due 01/17/2013		15,943	15,988
5.750% due 09/10/2013		2,660	2,750
8.000% due 01/23/2014		45,815	49,212
Korea Electric Power Corp.
3.000% due 10/05/2015		2,500	2,614
5.500% due 07/21/2014		1,600	1,709
Korea Exchange Bank
4.875% due 01/14/2016		1,150	1,253
Korea Finance Corp.
3.250% due 09/20/2016		550	580
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,900	1,988
6.250% due 06/17/2014		11,580	12,424
KT Corp.
4.875% due 07/15/2015		160	175
5.875% due 06/24/2014		460	490
Shinhan Bank
4.375% due 09/15/2015		300	323
Woori Bank Co. Ltd.
4.750% due 01/20/2016		400	434

			250,640

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,525	8,153
Republic of Korea
4.250% due 06/01/2013		13,942	14,151

5.750% due 04/16/2014		3,450	3,665

			25,969

Total South Korea (Cost $274,370)			276,609

SPAIN 0.7%
SOVEREIGN ISSUES 0.7%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	7,000	9,016
4.305% due 03/06/2014		4,700	6,217
Spain Government International Bond
3.250% due 04/30/2016		4,200	5,496
3.750% due 10/31/2015		14,000	18,623
4.250% due 10/31/2016		7,700	10,348

Total Spain (Cost $48,444)			49,700

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$10,300	11,124

Total Sri Lanka (Cost $11,215)			11,124

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
2.300% due 02/26/2013	KRW	4,030,000	3,785

Total Supranational (Cost $3,575)			3,785

THAILAND 0.0%
SOVEREIGN ISSUES 0.0%
Thailand Government Bond
4.250% due 03/13/2013	THB	2,800	92

Total Thailand (Cost $92)			92

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,875	2,497

Total Tunisia (Cost $2,376)			2,497

TURKEY 3.4%
CORPORATE BONDS & NOTES 0.0%
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		$600	598

SOVEREIGN ISSUES 3.4%
Turkey Government International Bond
0.000% due 02/20/2013	TRY	237,900	132,354
0.000% due 03/20/2013		157,400	87,296
7.250% due 03/15/2015		$1,515	1,688
7.500% due 07/14/2017		6,700	8,181

			229,519

Total Turkey (Cost $227,225)			230,117

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$200	234

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		11,800	12,570

Total United Arab Emirates (Cost $12,557)			12,804

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Afren PLC
11.500% due 02/01/2016		$5,000	5,825
Barclays Bank PLC
10.179% due 06/12/2021		4,200	5,741
FCE Bank PLC
7.250% due 07/15/2013	EUR	5,100	6,947
HBOS PLC
1.011% due 09/06/2017		$2,000	1,731

Total United Kingdom (Cost $18,690)			20,244

UNITED STATES 3.5%
ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
0.290% due 10/25/2036		$68	65
Carrington Mortgage Loan Trust
0.310% due 06/25/2037		1,188	1,137
0.530% due 10/25/2035		118	117
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		74	73
0.270% due 07/25/2045		321	230
Credit-Based Asset Servicing and Securitization LLC
0.330% due 07/25/2037		66	32
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036		58	23
GSAA Trust
0.510% due 05/25/2047		600	387
GSAMP Trust
0.280% due 12/25/2036		153	74
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036		56	20
JPMorgan Mortgage Acquisition Corp.
0.320% due 08/25/2036		3,689	1,727
MASTR Asset-Backed Securities Trust
0.260% due 01/25/2037		307	97
Morgan Stanley Mortgage Loan Trust
0.440% due 02/25/2037		470	243
New Century Home Equity Loan Trust
0.390% due 05/25/2036		667	403
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037		56	52
0.270% due 12/25/2036 ^		361	106
0.290% due 11/25/2036 ^		266	91

			4,877

BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013		294	273

CORPORATE BONDS & NOTES 3.1%
Ally Financial, Inc.
3.510% due 02/11/2014		8,600	8,786
4.625% due 06/26/2015		13,300	13,873
6.750% due 12/01/2014		300	324
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	13,333
Anheuser-Busch InBev Worldwide, Inc.
1.040% due 03/26/2013		1,500	1,503
BellSouth Corp.
4.020% due 04/26/2021		3,600	3,637
CIT Group, Inc.
5.250% due 04/01/2014		8,700	9,048
Daimler Finance North America LLC
1.130% due 04/10/2014		24,100	24,178
1.677% due 07/11/2013		150	151
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,000	6,126
8.000% due 06/01/2014		800	873
Goldman Sachs Group, Inc.
1.312% due 11/21/2014		44,700	44,846
HP Enterprise Services LLC
6.000% due 08/01/2013		615	631
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	4,400	5,814

JPMorgan Chase Bank N.A.
0.640% due 06/13/2016	$1,000	973
MetLife Institutional Funding
1.206% due 04/04/2014	20,000	20,176
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015	2,700	2,721
Pemex Project Funding Master Trust
7.375% due 12/15/2014	6,000	6,750
SABMiller Holdings, Inc.
1.850% due 01/15/2015	4,200	4,285
SLM Corp.
5.375% due 05/15/2014	1,100	1,154
SSIF Nevada LP
1.040% due 04/14/2014	1,000	1,006
Verizon Communications, Inc.
0.920% due 03/28/2014	27,500	27,671
Wachovia Bank N.A.
0.693% due 11/03/2014	390	389
Xerox Corp.
1.710% due 09/13/2013	10,000	10,067

		208,315

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	4,577	4,580
Banc of America Mortgage Trust
2.998% due 07/25/2034	371	368
Countrywide Alternative Loan Trust
4.924% due 10/25/2035	275	202
Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 04/20/2035	2,177	2,191
5.174% due 02/20/2036 ^	423	356
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 06/25/2033	1,467	1,453
Morgan Stanley Capital Trust
5.575% due 04/12/2049	2,039	2,103
Sovereign Commercial Mortgage Securities Trust
5.982% due 07/22/2030	98	99
Structured Adjustable Rate Mortgage Loan Trust
2.743% due 07/25/2034	2,969	2,941

		14,293

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.360% due 06/01/2043 - 07/01/2044	529	537
2.454% due 11/01/2035	100	105
5.133% due 11/01/2035	224	240
5.137% due 09/01/2035	88	95
5.210% due 10/01/2035	191	206
5.258% due 08/01/2035	204	220
5.284% due 09/01/2035	177	190
Freddie Mac
0.490% due 09/25/2031	246	227
2.856% due 08/01/2035	31	33
5.000% due 07/01/2025 - 12/01/2041	7,183	7,875

		9,728

Total United States (Cost $238,554)		237,486

VENEZUELA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$6,680	6,403

Total Venezuela (Cost $5,724)		6,403

VIRGIN ISLANDS (BRITISH) 1.6%
CORPORATE BONDS & NOTES 1.6%
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	$1,800	1,937
TNK-BP Finance S.A.
6.250% due 02/02/2015	14,900	16,055
7.500% due 03/13/2013	84,563	85,705
7.500% due 07/18/2016	3,000	3,487
7.875% due 03/13/2018	100	122

Total Virgin Islands (British) (Cost $106,751)			107,306

SHORT-TERM INSTRUMENTS 38.7%
CERTIFICATES OF DEPOSIT 3.6%
Banco Bradesco S.A.
1.954% due 01/24/2013		$21,000	21,012
Banco do Brasil S.A.
0.000% due 03/26/2013		1,000	1,087
0.000% due 06/28/2013		26,420	26,364
0.000% due 10/11/2013		2,800	2,754
2.010% due 03/26/2013		20,800	20,697
Dexia Credit Local S.A.
1.400% due 09/20/2013		5,200	5,195
1.650% due 09/12/2013		52,700	52,746
1.700% due 09/06/2013		13,000	13,016
Itau Unibanco Holding S.A.
0.000% due 03/26/2013		17,100	17,018
0.000% due 11/08/2013		24,800	24,676
2.010% due 02/27/2013		14,340	14,285
2.010% due 03/26/2013		45,800	45,671

			244,521

COMMERCIAL PAPER 3.1%
Itau Unibanco Holding S.A.
0.000% due 02/25/2013		13,750	13,726
Santander S.A.
2.200% due 04/02/2013		103,000	102,683
2.750% due 07/02/2013		15,700	15,568
3.100% due 10/01/2013		25,000	24,623
Standard Chartered Bank
0.950% due 10/01/2013		53,400	53,166

			209,766

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013		2,090	2,090

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $2,134. Repurchase proceeds are $2,090.)
SHORT-TERM NOTES 1.9%
Banco Bradesco S.A.
0.010% due 04/02/2013		22,000	21,933
Dexia Credit Local S.A.
1.084% due 09/18/2013	EUR	32,000	42,272
Export-Import Bank of Korea
1.264% due 07/26/2013		$34,400	34,402
1.700% due 02/13/2013		29,060	29,166

			127,773

JAPAN TREASURY BILLS 4.7%
0.099% due 01/15/2013 - 02/25/2013 (a)	JPY	27,610,000	318,664

MEXICO TREASURY BILLS 11.0%
4.408% due 01/24/2013 - 04/04/2013 (a)	MXN	9,693,200	744,384

U.S. TREASURY BILLS 0.0%
0.155% due 04/11/2013 - 12/12/2013 (a)(e)(f)		$1,742	1,741

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 14.4%
PIMCO Short-Term Floating NAV Portfolio		61,930,013	619,734
PIMCO Short-Term Floating NAV Portfolio III		35,553,583	355,358

			975,092

Total Short-Term Instruments (Cost $2,648,725)			2,624,031

PURCHASED OPTIONS (h) 0.0%
(Cost $209)			213

Total Investments 99.0% (Cost $6,698,787)			$6,707,878
Written Options (i) (0.0%) (Premiums $826)			(170)
Other Assets and Liabilities (Net) 1.0%			69,483

Net Assets 100.0%			$6,777,191

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $5,520 at a weighted average interest rate of 0.249%.

(e)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1 and cash of $2,414 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$93,800	$(3,254)	$(2,192)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	17,050	92	(360)

					$(3,162)	$(2,552)

(f)	Securities with an aggregate market value of $1,739 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(g)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	09/20/2014	0.951%	$5,000	$356	$308	$48
Argentine Republic Government International Bond	GST	5.000%	03/20/2013	19.493%	1,000	(28)	(70)	42
Brazil Government International Bond	BRC	1.000%	01/20/2013	0.298%	12,800	31	9	22
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.297%	7,500	41	48	(7)
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.589%	1,000	16	(27)	43
Italy Government International Bond	BOA	1.000%	12/20/2013	1.340%	3,200	(10)	(10)	0
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	0.752%	10,000	83	(160)	243
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.543%	24,700	91	(37)	128
Petrobras International Finance Co.	DUB	1.000%	12/20/2013	0.711%	15,600	50	12	38
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.928%	3,200	5	(23)	28
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.503%	2,000	35	3	32
Sberbank of Russia Via SB Capital S.A.	MYC	1.000%	03/20/2013	0.285%	12,400	24	21	3
Spain Government International Bond	BOA	1.000%	12/20/2017	2.868%	2,300	(192)	(235)	43
Spain Government International Bond	BPS	1.000%	09/20/2017	2.818%	3,100	(241)	(328)	87
Spain Government International Bond	BPS	1.000%	12/20/2017	2.868%	3,800	(318)	(305)	(13)
Spain Government International Bond	BRC	1.000%	12/20/2017	2.868%	5,600	(469)	(608)	139
Spain Government International Bond	CBK	1.000%	09/20/2017	2.818%	3,700	(288)	(392)	104
Spain Government International Bond	CBK	1.000%	12/20/2017	2.868%	7,400	(618)	(687)	69
Spain Government International Bond	DUB	1.000%	12/20/2017	2.868%	4,900	(409)	(518)	109
Spain Government International Bond	HUS	1.000%	12/20/2017	2.868%	3,000	(251)	(330)	79
Spain Government International Bond	JPM	1.000%	12/20/2013	1.510%	6,700	(30)	(47)	17
Spain Government International Bond	MYC	1.000%	09/20/2017	2.818%	3,700	(288)	(393)	105
Spain Government International Bond	MYC	1.000%	12/20/2017	2.868%	7,100	(594)	(667)	73
Spain Government International Bond	RYL	1.000%	12/20/2017	2.868%	1,400	(118)	(144)	26
Spain Government International Bond	SOG	1.000%	12/20/2017	2.868%	2,000	(167)	(205)	38

						$(3,289)	$(4,785)	$1,496

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB	BRL	119,700	$2,109	$0	$2,109
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		144,500	2,823	(79)	2,902
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		23,300	925	18	907
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		8,600	29	43	(14)
Pay	1-Year BRL-CDI	13.720%	01/02/2017	BOA		18,200	1,822	73	1,749
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	350,000	386	35	351
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		72,100	54	(13)	67
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		159,300	119	(26)	145

							$8,267	$51	$8,216

(h)	Purchased options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus ZAR	UAG	ZAR 8.375	04/08/2013	$12,300	$209	$213

(i)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$40,500	$93	$(35)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	40,500	105	(13)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	70,000	166	(61)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	70,000	165	(22)

							$529	$(131)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus ZAR	UAG	ZAR 10.060	04/08/2013	$12,300	$297	$(39)

(j)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	01/01/2043	$13,000	$13,951	$(13,989)
Freddie Mac	6.000%	01/01/2043	2,000	2,173	(2,174)

				$16,124	$(16,163)

(k)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	16,812		$17,372	JPM	$0	$(78)	$(78)
01/2013	BRL	4,131		1,988	FBF	0	(30)	(30)
01/2013	CLP	5,348,015		10,798	DUB	0	(364)	(364)
01/2013		1,868,911		3,818	MSC	0	(83)	(83)
01/2013		3,446,100		7,000	UAG	0	(192)	(192)
01/2013	IDR	58,368,000		6,000	CBK	39	0	39
01/2013		96,046,000		9,920	DUB	111	0	111
01/2013	JPY	11,990,000		153,515	CBK	15,109	0	15,109
01/2013		1,586,036		19,339	DUB	1,030	0	1,030
01/2013		527,817		6,193	MSC	100	0	100
01/2013		515,770		6,050	UAG	96	0	96
01/2013	MXN	1,345,552		102,234	CBK	0	(1,626)	(1,626)
01/2013	MYR	12,560		4,077	CBK	0	(30)	(30)
01/2013		9,218		3,000	DUB	0	(14)	(14)
01/2013		800		260	HUS	0	(2)	(2)
01/2013	RUB	256,600		8,000	CBK	0	(381)	(381)
01/2013		862,400		27,273	JPM	0	(896)	(896)
01/2013		160,625		5,000	MSC	0	(247)	(247)
01/2013	SGD	52,579		42,975	HUS	0	(66)	(66)
01/2013		7,340		6,000	MSC	0	(8)	(8)
01/2013	THB	4,307		140	HUS	0	(1)	(1)
01/2013		247,439		8,000	JPM	0	(79)	(79)
01/2013	TRY	9,014		5,000	BRC	0	(34)	(34)
01/2013		34,322		18,905	HUS	0	(263)	(263)
01/2013		170,795		94,152	JPM	0	(1,236)	(1,236)
01/2013		$2,021	BRL	4,131	FBF	0	(4)	(4)
01/2013		27,161	CLP	13,463,793	HUS	939	0	939
01/2013		26,288		13,096,778	JPM	1,046	0	1,046
01/2013		50,413		25,000,000	MSC	1,763	0	1,763
01/2013		26,847		13,500,000	UAG	1,328	0	1,328
01/2013		59,630	IDR	590,338,185	BRC	661	0	661
01/2013		4,661		43,067,640	DUB	0	(263)	(263)
01/2013		71,095		698,361,401	GLM	344	(115)	229
01/2013		33,356		325,424,870	JPM	117	(238)	(121)
01/2013		5,191		49,658,470	MSC	0	(119)	(119)
01/2013		43,612		428,788,827	UAG	180	0	180
01/2013		257,591	INR	14,118,541	HUS	0	(920)	(920)
01/2013		9,563		532,491	JPM	117	0	117
01/2013		285,763		15,725,557	UAG	122	0	122
01/2013		204,863	MYR	632,987	BRC	2,130	0	2,130
01/2013		77		238	CBK	1	0	1
01/2013		22,992		70,828	DUB	169	0	169
01/2013		117,479		361,983	UAG	893	0	893
01/2013		251,312	RUB	8,061,247	BRC	11,993	0	11,993
01/2013		24,746		785,577	DUB	914	0	914
01/2013		82,521		2,648,594	FBF	3,990	0	3,990
01/2013		178,497		5,727,329	GLM	8,576	0	8,576
01/2013		58		1,853	GSC	3	0	3
01/2013		54,868		1,734,590	HUS	1,790	0	1,790
01/2013		8,038		257,472	JPM	372	0	372
01/2013		19,910		634,034	MSC	800	0	800
01/2013		5,402	SGD	6,579	BRC	0	(17)	(17)
01/2013		1,601		1,960	CBK	3	0	3
01/2013		33,750		41,148	DUB	18	(84)	(66)
01/2013		344,141		422,316	JPM	1,563	0	1,563
01/2013		15,698		19,347	UAG	139	0	139
01/2013		135,626	THB	4,193,474	BRC	1,288	0	1,288
01/2013		96,943		2,995,042	CBK	843	0	843
01/2013		329		10,148	HUS	3	0	3
01/2013		732		22,553	JPM	4	0	4
01/2013		4,421	TRY	7,940	DUB	13	0	13
01/2013		135,054		248,594	JPM	3,785	0	3,785
01/2013		107,545	TWD	3,114,517	BRC	113	0	113
01/2013		245,918		7,119,336	UAG	173	0	173
01/2013		25,593	ZAR	225,294	BRC	884	0	884
01/2013		32,063		283,050	DUB	1,201	0	1,201
01/2013		6,092		53,658	HUS	214	0	214
01/2013		15,648		138,340	JPM	610	0	610
01/2013		644		5,672	UAG	23	0	23
01/2013	ZAR	37,494		$4,144	HUS	0	(262)	(262)
01/2013		17,465		2,000	JPM	0	(52)	(52)
02/2013	BRL	7,175		3,403	DUB	0	(86)	(86)
02/2013		24,546		11,840	MSC	0	(98)	(98)
02/2013		10,198		4,960	UAG	1	0	1
02/2013	CNY	113,491		18,000	JPM	0	(40)	(40)
02/2013		227,196		35,610	MSC	0	(505)	(505)
02/2013		69,215		11,000	UAG	9	(11)	(2)
02/2013	CZK	99,385		5,000	BRC	0	(230)	(230)
02/2013		308,342		15,756	DUB	0	(471)	(471)
02/2013		302,519		15,252	JPM	0	(668)	(668)
02/2013	HKD	46,504		6,000	CBK	0	(1)	(1)
02/2013		27,126		3,500	DUB	0	0	0
02/2013		62,004		8,000	HUS	0	(1)	(1)
02/2013		131,756		17,000	JPM	0	(1)	(1)
02/2013	JPY	9,650,000		120,630	BOA	9,203	0	9,203
02/2013		4,450,000		55,751	CBK	4,371	0	4,371
02/2013		1,520,000		19,038	UAG	1,488	0	1,488
02/2013	MXN	2,070,855		156,847	CBK	0	(2,833)	(2,833)
02/2013		847,693		65,145	JPM	0	(232)	(232)
02/2013		494,706		37,481	UAG	0	(673)	(673)
02/2013	PLN	13,283		4,000	BRC	0	(274)	(274)
02/2013		8,260		2,500	CBK	0	(158)	(158)
02/2013		19,526		6,000	DUB	0	(283)	(283)
02/2013		59,381		18,638	JPM	0	(467)	(467)
02/2013		$10,403	BRL	21,683	BRC	143	0	143
02/2013		6,967		14,626	DUB	146	0	146
02/2013		1,978		4,131	FBF	31	0	31
02/2013		42,688		88,462	HUS	335	0	335
02/2013		1,392		2,917	JPM	27	0	27
02/2013		3,650		7,725	MSC	107	0	107
02/2013		307,320		631,008	UAG	51	(483)	(432)
02/2013		75,694	CNY	483,420	BOA	1,150	0	1,150
02/2013		1,000		6,235	BRC	0	(9)	(9)
02/2013		18,442		117,798	CBK	283	0	283
02/2013		134,027		853,160	DUB	1,590	0	1,590
02/2013		19,000		121,258	GLM	275	0	275
02/2013		25,000		158,225	GST	151	0	151
02/2013		54,777		349,679	HUS	808	0	808
02/2013		369,112		2,346,771	JPM	4,126	(198)	3,928
02/2013		66,792		425,188	UAG	795	0	795
02/2013		101,342	CZK	1,999,523	BRC	3,885	0	3,885
02/2013		51,609		1,000,000	HUS	1,018	0	1,018
02/2013		27,904		543,346	JPM	690	0	690
02/2013		159,220	HKD	1,233,725	JPM	0	(24)	(24)
02/2013		546,014		4,230,731	UAG	0	(94)	(94)
02/2013		1,169	HUF	260,545	JPM	6	0	6
02/2013		32,200	KRW	35,064,200	JPM	605	0	605
02/2013		3,375	PLN	11,140	BRC	209	0	209
02/2013		187,552		611,195	DUB	9,098	0	9,098
02/2013		104,603		338,871	HUS	4,428	0	4,428
02/2013		23,047		74,841	JPM	1,033	0	1,033
02/2013		49,490	RON	177,471	DUB	2,874	0	2,874
02/2013		15,528		55,331	HUS	798	0	798
02/2013		344		1,233	JPM	20	0	20
02/2013		121,083	SGD	147,648	GSC	0	(222)	(222)
02/2013		139,927		170,919	HUS	0	(17)	(17)
02/2013		364		444	JPM	0	0	0
02/2013		877		1,070	UAG	0	(1)	(1)
03/2013	EUR	94,579		$123,486	BRC	0	(1,436)	(1,436)
03/2013		530		703	DUB	3	0	3
03/2013		94,579		123,752	FBF	0	(1,170)	(1,170)
03/2013	GBP	7,133		11,424	JPM	0	(161)	(161)
03/2013	MXN	829,957		62,691	BOA	0	(1,101)	(1,101)
03/2013		52,305		3,905	HUS	0	(118)	(118)
03/2013	PHP	205,400		5,000	UAG	0	(37)	(37)
03/2013		$125	EUR	95	FBF	0	0	0
03/2013		789	GBP	488	FBF	4	0	4
03/2013		10,270	PHP	430,295	BRC	282	0	282
03/2013		142,920		5,897,611	UAG	1,698	0	1,698
04/2013	COP	18,520,000		$10,000	BRC	0	(373)	(373)
04/2013	MXN	910,449		70,590	BOA	752	0	752
04/2013		770,208		59,004	BRC	120	(197)	(77)
04/2013		265,003		20,546	CBK	218	0	218
04/2013		254,372		19,424	DUB	0	(90)	(90)
04/2013		1,004,934		78,043	JPM	957	0	957
04/2013		1,002,945		77,888	MSC	955	0	955
04/2013		103,145		7,774	UAG	0	(139)	(139)
04/2013	PEN	17,540		6,691	MSC	0	(148)	(148)
04/2013		23,664		9,032	UAG	0	(194)	(194)
04/2013		$37,565	COP	69,700,483	CBK	1,475	0	1,475
04/2013		98,358	ILS	383,598	DUB	4,062	0	4,062
04/2013		10,080	INR	562,363	HUS	5	0	5
04/2013		10,000		558,100	UAG	8	0	8
04/2013		219	MXN	2,867	DUB	1	0	1
04/2013		5,057		67,915	FBF	153	0	153
04/2013		132,910		1,740,293	HUS	602	(6)	596
04/2013		11,077		144,998	JPM	46	0	46
04/2013		392,463		5,128,957	MSC	1,004	0	1,004
04/2013		85,795		1,115,907	UAG	3	(191)	(188)
04/2013		7,280	PEN	18,851	CBK	70	0	70
04/2013		15,900		41,174	DUB	153	0	153
04/2013		16,406		42,483	JPM	158	0	158
08/2013		4,000	CNY	25,892	DUB	98	0	98
08/2013		18,500		118,844	UAG	308	0	308
04/2014		8,166		50,000	RYL	0	(297)	(297)
09/2015		2,000		11,918	CBK	0	(152)	(152)
09/2015		10,090		61,375	DUB	0	(572)	(572)
04/2016		5,000		29,900	DUB	0	(388)	(388)

						$128,499	$(22,554)	$105,945

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$14,133	$0	$14,133
Brazil
Corporate Bonds & Notes	0	199,080	5,759	204,839
Sovereign Issues	0	202,449	0	202,449
Cayman Islands
Asset-Backed Securities	0	544	4077	4,621
Corporate Bonds & Notes	0	61,274	0	61,274
Chile
Corporate Bonds & Notes	0	32,816	0	32,816
Sovereign Issues	0	3,005	0	3,005
China
Sovereign Issues	0	17,505	0	17,505
Colombia
Sovereign Issues	0	57,782	0	57,782
Czech Republic
Corporate Bonds & Notes	0	426	0	426
Egypt
Corporate Bonds & Notes	0	2,105	0	2,105
France
Corporate Bonds & Notes	0	1,992	0	1,992
Germany
Corporate Bonds & Notes	0	189,638	0	189,638
Guatemala
Sovereign Issues	0	13,918	0	13,918
India
Corporate Bonds & Notes	0	26,367	0	26,367
Indonesia
Sovereign Issues	0	249,009	0	249,009
Ireland
Asset-Backed Securities	0	3,337	0	3,337
Corporate Bonds & Notes	0	167,706	0	167,706
Sovereign Issues	0	439	0	439
Italy
Sovereign Issues	0	57,973	0	57,973
Kazakhstan
Corporate Bonds & Notes	0	236,492	0	236,492
Luxembourg
Corporate Bonds & Notes	0	436,015	0	436,015
Malaysia
Corporate Bonds & Notes	0	1,616	0	1,616
Mexico
Corporate Bonds & Notes	0	81,800	2,713	84,513
Sovereign Issues	0	85,156	0	85,156
Netherlands
Corporate Bonds & Notes	0	144,554	0	144,554
Panama
Sovereign Issues	0	111,023	0	111,023
Peru
Sovereign Issues	0	49,173	0	49,173
Philippines
Sovereign Issues	0	1,515	0	1,515
Poland
Sovereign Issues	0	69,924	0	69,924
Qatar
Corporate Bonds & Notes	0	80,758	0	80,758
Sovereign Issues	0	46,002	0	46,002
Russia
Corporate Bonds & Notes	0	49,136	0	49,136
Sovereign Issues	0	209,274	0	209,274
Singapore
Corporate Bonds & Notes	0	3,852	0	3,852
South Africa
Sovereign Issues	0	205,130	0	205,130
South Korea
Corporate Bonds & Notes	0	250,640	0	250,640
Sovereign Issues	0	25,969	0	25,969
Spain
Sovereign Issues	0	49,700	0	49,700
Sri Lanka
Sovereign Issues	0	11,124	0	11,124
Supranational
Corporate Bonds & Notes	0	0	3,785	3,785
Thailand
Sovereign Issues	0	92	0	92
Tunisia
Sovereign Issues	0	2,497	0	2,497
Turkey
Corporate Bonds & Notes	0	598	0	598
Sovereign Issues	0	229,519	0	229,519
United Arab Emirates
Corporate Bonds & Notes	0	234	0	234
Sovereign Issues	0	12,570	0	12,570
United Kingdom
Corporate Bonds & Notes	0	20,244	0	20,244
United States
Asset-Backed Securities	0	4,877	0	4,877
Bank Loan Obligations	0	273	0	273
Corporate Bonds & Notes	0	208,315	0	208,315
Mortgage-Backed Securities	0	14,293	0	14,293
U.S. Government Agencies	0	9,728	0	9,728
Venezuela
Corporate Bonds & Notes	0	6,403	0	6,403
Virgin Islands (British)
Corporate Bonds & Notes	0	107,306	0	107,306
Short-Term Instruments
Certificates of Deposit	0	241,755	2,766	244,521
Commercial Paper	0	209,766	0	209,766
Repurchase Agreements	0	2,090	0	2,090
Short-Term Notes	0	76,786	50,987	127,773
Japan Treasury Bills	0	318,664	0	318,664
Mexico Treasury Bills	0	744,384	0	744,384
U.S. Treasury Bills	0	1,741	0	1,741
Central Funds Used for Cash Management Purposes	975,092	0	0	975,092
Purchased Options
Foreign Exchange Contracts	0	213	0	213
	$975,092	$5,662,699	$70,087	$6,707,878

Short Sales, at value	$0	$(16,163)	$0	$(16,163)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,516	0	1,516
Foreign Exchange Contracts	0	128,499	0	128,499
Interest Rate Contracts	0	8,230	0	8,230
	$0	$138,245	$0	$138,245

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(20)	0	(20)
Foreign Exchange Contracts	0	(22,593)	0	(22,593)
Interest Rate Contracts	0	(2,697)	0	(2,697)

	$0	$(25,310)	$0	$(25,310)

Totals	$975,092	$5,759,471	$70,087	$6,804,650

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Brazil
Corporate Bonds & Notes	$13,506	$101	$0	$(23)	$0	$158	$0	$(7,983)	$5,759	$125
Cayman Islands
Asset-Backed Securities	4,422	0	(431)	13	7	66	0	0	4,077	65
Mexico
Corporate Bonds & Notes	0	2,613	0	46	0	54	0	0	2,713	54
South Korea
Corporate Bonds & Notes	29,581	1,208	(200)	(2)	0	(20)	0	(30,567)	0	0
Supranational
Corporate Bonds & Notes	0	3,568	0	7	0	210	0	0	3,785	210
Short-Term Instruments
Certificates of Deposit	0	2,756	0	10	0	0	0	0	2,766	0
Short-Term Notes	35,396	29,296	(13,890)	138	0	47	0	0	50,987	16

Totals	$82,905	$39,542	$(14,521)	$189	$7	$515	$0	$(38,550)	$70,087	$470

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Brazil
Corporate Bonds & Notes	$5,759	Benchmark Pricing	Base Price	101.13
Cayman Islands
Asset-Backed Securities	4,077	Third Party Vendor	Broker Quote	100.21
Mexico
Corporate Bonds & Notes	2,713	Benchmark Pricing	Base Price	90.50
Supranational
Corporate Bonds & Notes	3,785	Benchmark Pricing	Base Price	100.25
Short-Term Instruments
Certificates of Deposit	2,766	Benchmark Pricing	Base Price	98.35
Short-Term Notes	50,987	Benchmark Pricing	Base Price	99.73 - 100.47

Total	$70,087

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.4%
American International Group, Inc.
8.250% due 08/15/2018	$1,200	$1,580

INDUSTRIALS 0.1%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	41
News America, Inc.
6.150% due 02/15/2041	100	127

		168

UTILITIES 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	900	1,169
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	700	867

		2,036

Total Corporate Bonds & Notes (Cost $2,928)		3,784

MUNICIPAL BONDS & NOTES 0.3%
NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	339

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	400	464

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	90
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	157

		247

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	80

Total Municipal Bonds & Notes (Cost $1,001)		1,130

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030	20,212	11,554
4.000% due 02/25/2019	92	97
5.000% due 08/25/2033	48	56
5.500% due 04/25/2033 - 06/25/2037	445	514
6.000% due 12/25/2034	161	195
Financing Corp.
0.000% due 09/26/2019	200	181
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031	15,600	9,239
0.000% due 09/15/2030 (e)	1,509	826
0.609% due 01/15/2033	1	1
5.500% due 02/15/2024	49	55
6.000% due 06/15/2035	262	332
Ginnie Mae
5.500% due 10/20/2037	132	167
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	5,900	4,695
5.500% due 09/18/2023	300	396
NCUA Guaranteed Notes
0.583% due 11/06/2017	1,067	1,070
Residual Funding Corp. Strips
0.000% due 01/15/2030	2,000	1,227
Resolution Funding Corp. Strips
0.000% due 10/15/2026 - 04/15/2029	5,191	3,390
Small Business Administration
5.290% due 12/01/2027	323	370

Tennessee Valley Authority
4.625% due 09/15/2060		1,300	1,559

Total U.S. Government Agencies (Cost $31,841)			35,924

U.S. TREASURY OBLIGATIONS 91.2%
U.S. Treasury Bonds
3.125% due 11/15/2041 (d)		2,900	3,025
U.S. Treasury Strips
0.000% due 08/15/2029		29,600	19,081
0.000% due 05/15/2030		5,500	3,458
0.000% due 02/15/2031		15,000	9,039
0.000% due 05/15/2031		22,100	13,194
0.000% due 05/15/2033		16,000	8,864
0.000% due 11/15/2033		11,400	6,196
0.000% due 05/15/2036		25,000	12,431
0.000% due 11/15/2039		81,100	35,822
0.000% due 05/15/2040		1,450	628
0.000% due 08/15/2040		49,200	21,069
0.000% due 11/15/2040		20,100	8,519
0.000% due 02/15/2041		32,500	13,671
0.000% due 05/15/2041		71,600	29,772
0.000% due 11/15/2041		84,200	34,108
0.000% due 02/15/2042 (c)(d)(e)		216,800	86,925

Total U.S. Treasury Obligations (Cost $295,308)			305,802

MORTGAGE-BACKED SECURITIES 2.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		16	16
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		464	432
Countrywide Alternative Loan Trust
0.421% due 07/20/2046 ^		1,368	677
Countrywide Home Loan Mortgage Pass-Through Trust
3.090% due 09/25/2047 ^		679	541
Credit Suisse First Boston Mortgage Securities Corp.
2.559% due 07/25/2033		2	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,300	1,502
Indymac Index Mortgage Loan Trust
0.400% due 09/25/2046		1,316	922
JPMorgan Mortgage Trust
3.031% due 07/25/2035		348	359
WaMu Mortgage Pass-Through Certificates
0.895% due 01/25/2047		5	4
0.986% due 12/25/2046		2,004	1,505
2.511% due 10/25/2046		14	13
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,267

Total Mortgage-Backed Securities (Cost $6,513)			7,240

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.161% due 07/25/2036		11	8

Total Asset-Backed Securities (Cost $11)			8

SOVEREIGN ISSUES 3.6%
Canada Government Bond
2.750% due 06/01/2022	CAD	300	326
Canada Housing Trust
2.650% due 03/15/2022		2,900	3,009
Province of Ontario
4.600% due 06/02/2039		400	483
4.700% due 06/02/2037		800	970
Province of Quebec
5.750% due 12/01/2036		5,300	7,179

Total Sovereign Issues (Cost $11,500)			11,967

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.230% due 01/02/2013		$900	900

(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $918. Repurchase proceeds are $900.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 5.9%
PIMCO Short-Term Floating NAV Portfolio	1,961,025	19,624

Total Short-Term Instruments (Cost $20,541)		20,524

Total Investments 115.3% (Cost $369,643)		$386,379
Written Options (f) (0.0%) (Premiums $449)		(81)
Other Assets and Liabilities (Net) (15.3%)		(51,057)

Net Assets 100.0%		$335,241

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Affiliated to the Fund.

(b)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $48,305 at a weighted average interest rate of 0.252%.

(c)	Securities with an aggregate market value of $117 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(d)	Securities with an aggregate market value of $59,064 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.260%	12/18/2012	01/18/2013	$1,988	$(1,988)
DEU	0.360%	12/17/2012	01/11/2013	4,797	(4,798)
JPS	0.320%	12/11/2012	01/09/2013	4,551	(4,552)
	0.380%	12/19/2012	01/02/2013	36,579	(36,585)
SAL	0.270%	12/03/2012	01/10/2013	11,037	(11,039)

					$(58,962)

(e)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $83 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$3,100	$(7)	$(7)

(f)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	$18,300	$67	$(16)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	8,400	226	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	3,600	34	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	46,600	75	(41)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	1,700	2	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	1,700	2	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	1,200	3	(2)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	800	2	(2)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	1,300	3	(3)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	1,300	4	(3)

							$418	$(74)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$31	$(7)

(g)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	CNY	18,459		$2,917	RYL	$0	$(17)	$(17)
02/2013		$2,971	BRL	6,134	HUS	12	0	12
02/2013		169	CNY	1,062	BRC	0	0	0
02/2013		2,749		17,397	DUB	17	0	17
03/2013	CAD	11,824		$11,974	RBC	106	0	106
04/2013		$88	MXN	1,148	JPM	0	0	0

						$135	$(17)	$118

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,580	$0	$1,580
Industrials	0	168	0	168
Utilities	0	2,036	0	2,036
Municipal Bonds & Notes
Nevada	0	339	0	339
North Carolina	0	464	0	464
Ohio	0	247	0	247
West Virginia	0	80	0	80
U.S. Government Agencies	0	34,854	1,070	35,924
U.S. Treasury Obligations	0	305,802	0	305,802
Mortgage-Backed Securities	0	7,240	0	7,240
Asset-Backed Securities	0	8	0	8
Sovereign Issues	0	11,967	0	11,967
Short-Term Instruments
Repurchase Agreements	0	900	0	900
Central Funds Used for Cash Management Purposes	19,624	0	0	19,624
	$19,624	$365,685	$1,070	$386,379

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$135	$0	$135

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(17)	0	(17)
Interest Rate Contracts	0	(81)	(7)	(88)

	$0	$(98)	$(7)	$(105)

Totals	$19,624	$365,722	$1,063	$386,409

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
U.S. Government Agencies	$1,268	$0	$(200)	$0	$0	$2	$0	$0	$1,070	$2

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(6)	$0	$0	$0	$0	$(1)	$0	$0	$(7)	$(1)

Totals	$1,262	$0	$(200)	$0	$0	$1	$0	$0	$1,063	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$1,070	Third Party Vendor	Broker Quote	100.22
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(7)	Indicative Market Quotations	Broker Quote	0.19

Total	$1,063

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.6%
AES Corp.
4.250% due 05/27/2018		$2,305	$2,333
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		2,940	2,960
Biomet, Inc.
3.960% due 07/25/2017		7,082	7,135
CCM Merger, Inc.
6.000% due 03/01/2017		898	902
Chrysler Group LLC
6.000% due 05/24/2017		2,889	2,957
Community Health Systems, Inc.
2.462% due 07/25/2014		348	349
CSC Holdings LLC
1.962% due 03/29/2016		1,154	1,161
DaVita, Inc.
4.000% due 11/01/2019		6,400	6,459
4.500% due 10/20/2016		98	99
Delos Aircraft, Inc.
4.750% due 04/12/2016		800	810
Delphi Corp.
3.500% due 03/31/2017		1,953	1,965
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		949	953
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		344	348
First Data Corp.
2.961% due 09/24/2014		246	246
5.211% due 09/27/2018		14,700	14,452
Fortescue Metals Group Ltd.
5.250% due 10/18/2017		5,985	6,045
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014		2,438	2,448
HCA, Inc.
2.712% due 05/02/2016		8,212	8,217
Hertz Corp.
3.750% due 03/11/2018		6,877	6,882
IASIS Healthcare LLC
5.000% due 05/03/2018		7,860	7,899
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018		6,500	6,560
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	3,000	3,988
Kinetic Concepts, Inc.
5.500% - 6.500% due 05/04/2018		$3,960	4,010
Manitowoc Co., Inc.
4.250% due 11/13/2017		405	409
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		5,895	5,920
Nielsen Finance LLC
2.213% due 08/09/2013		588	589
3.463% due 05/01/2016		841	847
Novelis, Inc.
4.000% due 03/10/2017		1,960	1,979
NRG Energy, Inc.
4.000% due 07/01/2018		8,372	8,474
Quintiles Transnational Corp.
4.500% due 06/08/2018		3,940	3,972
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,006
Seat Pagine Gialle SpA
5.448% due 06/03/2013	EUR	182	162
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$15,500	15,437
SunGard Data Systems, Inc.
1.959% due 02/28/2014		1,450	1,456
Terex Corp.
4.500% due 04/28/2017		1,461	1,479
Texas Competitive Electric Holdings Co. LLC
4.713% - 4.810% due 10/10/2017		3,857	2,597
U.S. Airways Group, Inc.
2.712% due 03/23/2014		2,917	2,882
UPC Holding BV
3.864% due 12/30/2016	EUR	2,174	2,880
4.114% due 12/31/2017		941	1,249
Vodafone Americas Finance
6.875% due 08/17/2015		$5,538	5,676

Weather Channel, Inc.
4.250% due 02/11/2017		1,952	1,975

Total Bank Loan Obligations (Cost $147,963)			148,167

CORPORATE BONDS & NOTES 63.0%
BANKING & FINANCE 24.3%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		2,200	2,196
4.125% due 03/03/2014	EUR	100	137
ABN AMRO Bank NV
2.083% due 01/30/2014		$12,000	12,146
Ally Financial, Inc.
2.511% due 12/01/2014		250	248
3.510% due 02/11/2014		17,400	17,776
3.709% due 06/20/2014		9,100	9,355
7.500% due 12/31/2013		2,200	2,329
8.300% due 02/12/2015		4,300	4,800
American Express Bank FSB
6.000% due 09/13/2017		200	242
American Express Co.
7.250% due 05/20/2014		3,800	4,137
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,863
5.000% due 04/26/2023	GBP	200	359
5.450% due 05/18/2017		$4,700	5,407
5.600% due 10/18/2016		2,000	2,285
5.850% due 01/16/2018		13,800	16,345
8.250% due 08/15/2018		3,500	4,608
Anadarko Finance Co.
7.500% due 05/01/2031		200	265
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		900	924
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		700	740
5.100% due 01/13/2020		100	117
Banco Bradesco S.A.
2.410% due 05/16/2014		15,500	15,619
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	2,043
Banco del Estado de Chile
4.125% due 10/07/2020		1,400	1,534
Banco do Brasil S.A.
3.875% due 10/10/2022		3,100	3,131
4.500% due 01/22/2015		13,400	14,224
4.500% due 01/20/2016	EUR	6,000	8,452
6.000% due 01/22/2020		$1,900	2,227
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	529
Banco Santander Brasil S.A.
2.408% due 03/18/2014		4,400	4,386
4.250% due 01/14/2016		4,000	4,170
4.500% due 04/06/2015		200	208
4.625% due 02/13/2017		6,900	7,331
Banco Santander Chile
3.750% due 09/22/2015		3,600	3,798
3.875% due 09/20/2022		8,600	8,828
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		4,000	4,080
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,931
Bank of America Corp.
5.750% due 12/01/2017		11,250	13,123
6.000% due 09/01/2017		6,990	8,191
6.500% due 08/01/2016		285	329
7.375% due 05/15/2014		460	498
7.625% due 06/01/2019		30	38
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	100	157
Barclays Bank PLC
5.000% due 09/22/2016		$500	561
5.200% due 07/10/2014		11,500	12,241
6.750% due 05/22/2019		6,200	7,576
10.179% due 06/12/2021		10,000	13,669
14.000% due 06/15/2019 (e)	GBP	7,200	15,677
BBVA Bancomer S.A.
4.500% due 03/10/2016		$16,700	17,827
6.500% due 03/10/2021		5,400	6,021
7.250% due 04/22/2020		400	448
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,945
7.250% due 02/01/2018		22,500	28,215
BM&FBovespa S.A.
5.500% due 07/16/2020		100	114

BNP Paribas S.A.
0.751% due 04/08/2013		100	100
5.000% due 01/15/2021		800	899
7.781% due 07/02/2018 (e)	EUR	22,000	32,373
BPCE S.A.
2.062% due 02/07/2014		$9,700	9,810
4.625% due 07/30/2015 (e)	EUR	200	219
5.250% due 07/30/2014 (e)		600	730
6.117% due 10/30/2017 (e)		350	428
9.000% due 03/17/2015 (e)		200	281
9.250% due 04/22/2015 (e)		500	698
Caixa Economica Federal
2.375% due 11/06/2017		$1,900	1,890
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	519
CBA Capital Trust
6.024% due 03/15/2016 (e)		2,700	2,758
CIT Group, Inc.
4.250% due 08/15/2017		16,500	17,062
Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,285
4.750% due 02/10/2019	EUR	2,000	2,564
5.500% due 04/11/2013		$4,800	4,850
5.850% due 07/02/2013		2,900	2,974
6.000% due 08/15/2017		200	236
6.125% due 11/21/2017		9,500	11,315
6.500% due 08/19/2013		2,500	2,587
Columbus International, Inc.
11.500% due 11/20/2014		13,850	15,512
Credit Agricole S.A.
5.136% due 02/24/2016 (e)	GBP	700	933
7.589% due 01/30/2020 (e)		800	1,209
8.125% due 10/26/2019 (e)		200	337
Credit Suisse
5.000% due 05/15/2013		$1,200	1,220
5.500% due 05/01/2014		5,000	5,322
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		7,200	7,524
E*TRADE Financial Corp.
6.375% due 11/15/2019		4,000	4,120
Export-Import Bank of Korea
3.750% due 10/20/2016		400	432
4.000% due 01/29/2021		3,800	4,101
5.125% due 06/29/2020		1,600	1,845
5.875% due 01/14/2015		400	439
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,800	2,394
7.625% due 09/15/2014		11,900	16,688
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$700	775
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		10,400	10,533
4.250% due 09/20/2022		1,900	2,011
5.625% due 09/15/2015		4,400	4,829
7.000% due 04/15/2015		100	112
8.000% due 06/01/2014		3,500	3,818
8.000% due 12/15/2016		5,200	6,290
8.125% due 01/15/2020		5,500	7,063
8.700% due 10/01/2014		400	450
12.000% due 05/15/2015		200	247
General Electric Capital Corp.
0.429% due 12/20/2013		9,594	9,592
0.541% due 10/06/2015		1,000	990
Goldman Sachs Group, Inc.
0.760% due 03/22/2016		4,100	3,983
0.843% due 01/12/2015		6,100	6,018
3.700% due 08/01/2015		2,000	2,112
5.250% due 10/15/2013		100	104
6.150% due 04/01/2018		400	470
7.500% due 02/15/2019		300	378
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,807
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,900	2,807
HBOS PLC
6.750% due 05/21/2018		$7,500	8,109
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		4,000	4,499
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,861	329
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	4,235
HSBC Finance Corp.
0.741% due 06/01/2016		11,485	11,166
6.676% due 01/15/2021		1,800	2,137

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,905
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	9,476
5.500% due 03/25/2015		1,100	1,164
5.750% due 11/16/2020		7,600	8,230
Ineos Finance PLC
8.375% due 02/15/2019		1,100	1,189
9.250% due 05/15/2015	EUR	100	142
ING Groep NV
5.140% due 03/17/2016 (e)	GBP	200	263
International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	15,247
5.875% due 05/01/2013		1,300	1,323
6.500% due 09/01/2014		10,500	11,261
Intesa Sanpaolo SpA
2.712% due 02/24/2014		26,000	25,978
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,207
5.000% due 11/15/2020		14,550	16,616
JPMorgan Chase & Co.
4.650% due 06/01/2014		900	949
7.900% due 04/30/2018 (e)		34,900	39,684
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		3,300	3,211
Korea Development Bank
3.000% due 09/14/2022		2,700	2,693
3.875% due 05/04/2017		7,500	8,125
5.300% due 01/17/2013		1,150	1,153
Korea Exchange Bank
4.875% due 01/14/2016		500	545
Korea Finance Corp.
3.250% due 09/20/2016		400	422
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,418	2,424
7.625% due 12/09/2019		250	428
7.625% due 10/14/2020	EUR	800	1,099
7.869% due 08/25/2020	GBP	4,500	7,811
8.875% due 02/07/2020	EUR	200	284
9.125% due 07/15/2020	GBP	500	875
9.334% due 02/07/2020		1,100	1,978
15.000% due 12/21/2019		1,100	2,555
15.000% due 12/21/2019	EUR	1,000	1,867
LeasePlan Finance NV
3.750% due 03/18/2013		500	664
Lehman Brothers Holdings, Inc.
1.000% due 06/12/2013 ^		2,543	825
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$700	811
Merrill Lynch & Co., Inc.
0.800% due 01/15/2015		5,000	4,904
5.450% due 02/05/2013		2,350	2,360
5.450% due 07/15/2014		2,000	2,120
6.875% due 04/25/2018		10,400	12,546
Morgan Stanley
0.820% due 10/15/2015		5,400	5,236
1.916% due 01/24/2014		1,200	1,208
5.950% due 12/28/2017		100	113
6.000% due 04/28/2015		400	436
6.625% due 04/01/2018		7,200	8,492
7.300% due 05/13/2019		12,000	14,591
Nationstar Mortgage LLC
7.875% due 10/01/2020		1,700	1,802
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,246
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,775	1,617
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	512
Piper Jaffray Cos.
4.811% due 11/30/2015		$4,700	4,696
Provident Funding Associates LP
10.250% due 04/15/2017		200	221
Prudential Covered Trust
2.997% due 09/30/2015		8,170	8,477
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	316
5.000% due 07/21/2020		2,200	2,580
QNB Finance Ltd.
3.125% due 11/16/2015		8,900	9,200
Rabobank Group
4.750% due 01/15/2020		1,400	1,603
6.875% due 03/19/2020	EUR	8,700	12,825
11.000% due 06/30/2019 (e)		$1,300	1,769
RCI Banque S.A.
2.217% due 04/11/2014		3,200	3,200

4.600% due 04/12/2016		2,100	2,207
Regions Financial Corp.
4.875% due 04/26/2013		200	203
7.750% due 11/10/2014		12,700	14,114
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		200	215
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,080	5,639
7.175% due 05/16/2013		100	102
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,100	1,192
5.400% due 03/24/2017		18,400	20,160
5.499% due 07/07/2015		7,200	7,819
5.717% due 06/16/2021		1,700	1,907
6.125% due 02/07/2022		2,250	2,576
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,025
5.000% due 08/15/2018		8,600	9,347
SLM Corp.
0.513% due 06/17/2013	EUR	100	131
5.000% due 10/01/2013		$6,500	6,687
5.050% due 11/14/2014		400	422
5.375% due 05/15/2014		800	839
6.250% due 01/25/2016		100	109
8.450% due 06/15/2018		3,600	4,230
State Bank of India
4.500% due 07/27/2015		6,100	6,402
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		786	821
Temasek Financial Ltd.
3.375% due 07/23/2042		3,000	2,863
4.300% due 10/25/2019		1,250	1,440
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		2,500	2,494
UBS AG
5.750% due 04/25/2018		810	962
5.875% due 12/20/2017		12,300	14,651
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	722
UOB Cayman Ltd. 5.796%
due 03/15/2016 (e)		500	531
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	5,000	8,814
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$9,200	10,741
Wachovia Bank N.A.
0.693% due 11/03/2014		2,728	2,721
Wachovia Corp.
0.578% due 06/15/2017		6,900	6,745
0.710% due 10/15/2016		1,000	983
5.750% due 02/01/2018		200	240
Waha Aerospace BV
3.925% due 07/28/2020		2,160	2,346
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,628
11.750% due 07/15/2017		4,100	4,315

			993,735

INDUSTRIALS 28.8%
Adaro Indonesia PT
7.625% due 10/22/2019		400	448
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		3,600	2,979
AES El Salvador Trust
6.750% due 02/01/2016		450	467
Agile Property Holdings Ltd.
8.875% due 04/28/2017		2,700	2,929
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	557
Aguila S.A.
7.875% due 01/31/2018		4,000	4,260
Alcoa, Inc.
6.750% due 07/15/2018		1,200	1,372
Aleris International, Inc.
7.625% due 02/15/2018		7,200	7,362
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	5,200
Alliance Data Systems Corp.
5.250% due 12/01/2017		7,750	7,905
ALROSA Finance S.A.
7.750% due 11/03/2020		12,000	13,980
Altria Group, Inc.
9.250% due 08/06/2019		2,973	4,138
9.700% due 11/10/2018		744	1,042

America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,130
4.375% due 07/16/2042		4,200	4,371
5.000% due 03/30/2020		6,000	7,005
5.750% due 01/15/2015		2,800	3,087
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,639	1,723
7.000% due 07/31/2019		1,074	1,111
10.375% due 01/02/2021		1,287	1,364
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,400	10,175
American Tower Corp.
4.700% due 03/15/2022		1,400	1,550
7.000% due 10/15/2017		700	838
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,560
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,958
8.700% due 03/15/2019		1,100	1,485
Anglo American Capital PLC
4.125% due 09/27/2022		12,800	13,385
9.375% due 04/08/2014		4,100	4,509
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	413
6.500% due 04/15/2040		700	721
Anheuser-Busch Cos. LLC
6.500% due 02/01/2043		3,500	4,961
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	6,211
8.200% due 01/15/2039		1,000	1,644
ARAMARK Corp.
3.813% due 02/01/2015		25	25
8.500% due 02/01/2015		4,495	4,523
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	722
9.250% due 10/15/2020		1,100	1,588
Audatex North America, Inc.
6.750% due 06/15/2018		$2,200	2,365
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,514
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		13,688	14,509
Berry Plastics Corp.
4.183% due 09/15/2014		2,500	2,512
5.090% due 02/15/2015		12,000	12,048
8.250% due 11/15/2015		600	629
9.750% due 01/15/2021		3,500	4,051
Boston Scientific Corp.
4.500% due 01/15/2015		3,400	3,616
6.000% due 01/15/2020		1,900	2,218
Braskem Finance Ltd.
5.375% due 05/02/2022		10,100	10,479
5.750% due 04/15/2021		7,300	7,720
7.000% due 05/07/2020		1,000	1,133
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,450	5,654
6.875% due 01/15/2020		3,350	3,626
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,000	2,094
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	3,101
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,458	5,895
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		9,400	6,274
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,293
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,468
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,216
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,174
7.250% due 07/29/2019		1,400	1,667
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		6,800	7,310
7.750% due 05/15/2017		100	105
9.500% due 05/15/2016		1,100	1,185
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		6,500	6,756
CNOOC Finance Ltd.
3.875% due 05/02/2022		9,300	9,902
Concho Resources, Inc.
7.000% due 01/15/2021		500	560
CONSOL Energy, Inc.
8.000% due 04/01/2017		6,200	6,742

Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	5,200	7,426
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$3,149	3,425
5.983% due 10/19/2023		447	498
6.000% due 07/12/2020		977	999
7.250% due 05/10/2021		1,227	1,417
9.000% due 01/08/2018		2,572	2,977
Continental Airlines, Inc.
6.750% due 09/15/2015		1,500	1,583
Continental Resources, Inc.
7.125% due 04/01/2021		700	795
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		6,500	6,939
9.250% due 06/30/2020		2,300	2,496
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		5,000	6,462
CPI International, Inc.
8.000% due 02/15/2018		850	834
Crown Americas LLC
7.625% due 05/15/2017		500	531
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,785
CSC Holdings LLC
7.625% due 07/15/2018		800	928
7.875% due 02/15/2018		4,250	4,941
8.500% due 06/15/2015		550	577
8.625% due 02/15/2019		2,500	3,000
CSN Islands Corp.
6.875% due 09/21/2019		5,550	6,243
9.750% due 12/16/2013		1,500	1,622
10.000% due 01/15/2015		1,300	1,479
CSN Resources S.A.
6.500% due 07/21/2020		13,900	15,151
CVS Pass-Through Trust
5.789% due 01/10/2026		1,460	1,664
6.036% due 12/10/2028		757	888
7.507% due 01/10/2032		101	134
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		435	474
6.200% due 01/02/2020		426	480
6.718% due 07/02/2024		650	713
7.750% due 06/17/2021		153	176
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		6,400	6,496
9.500% due 12/11/2019		2,850	3,092
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	741
Devon Energy Corp.
5.625% due 01/15/2014		800	842
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	400	705
Digicel Group Ltd.
8.250% due 09/30/2020		$4,400	4,862
Digicel Ltd.
8.250% due 09/01/2017		2,500	2,700
DISH DBS Corp.
6.625% due 10/01/2014		1,812	1,952
7.000% due 10/01/2013		5,095	5,312
7.125% due 02/01/2016		4,800	5,400
7.750% due 05/31/2015		7,000	7,866
7.875% due 09/01/2019		500	595
DJO Finance LLC
7.750% due 04/15/2018		2,200	2,128
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,169
5.888% due 06/15/2019		5,672	6,410
Ecopetrol S.A.
7.625% due 07/23/2019		17,245	22,375
El Paso LLC
7.750% due 01/15/2032		1,000	1,178
8.250% due 02/15/2016		2,400	2,691
Energy Transfer Partners LP
6.125% due 02/15/2017		200	232
8.500% due 04/15/2014		1,443	1,570
9.000% due 04/15/2019		3,407	4,495
9.700% due 03/15/2019		1,728	2,329
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	688
8.375% due 08/01/2066		1,815	2,073
Exide Technologies
8.625% due 02/01/2018		500	426
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,098
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,200	5,811

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	23,412
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		10,700	10,967
6.375% due 02/01/2016		2,400	2,496
6.875% due 02/01/2018		1,000	1,036
7.000% due 11/01/2015		3,500	3,692
8.250% due 11/01/2019		3,000	3,210
Gerdau Holdings, Inc.
7.000% due 01/20/2020		15,800	18,446
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,500	12,707
Glencore Funding LLC
6.000% due 04/15/2014		600	634
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	3,198
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,400	2,859
Grifols, Inc.
8.250% due 02/01/2018		$800	885
Grohe Holding GmbH
4.183% due 09/15/2017	EUR	900	1,202
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$4,200	4,872
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	278
Harvest Operations Corp.
6.875% due 10/01/2017		$500	558
HCA, Inc.
6.500% due 02/15/2020		13,700	15,447
7.250% due 09/15/2020		750	834
7.875% due 02/15/2020		1,500	1,676
8.500% due 04/15/2019		7,300	8,176
9.875% due 02/15/2017		520	552
HD Supply, Inc.
8.125% due 04/15/2019		5,135	5,867
Health Management Associates, Inc.
6.125% due 04/15/2016		50	54
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,700	2,642
HeidelbergCement Finance Luxembourg S.A.
7.500% due 10/31/2014		3,600	5,232
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$5,500	5,679
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	650
5.750% due 09/11/2019		700	838
7.625% due 04/09/2019		1,300	1,681
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,465
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	12,200	16,007
8.500% due 02/15/2016		$1,000	1,000
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		5,400	5,893
8.500% due 11/01/2019		1,400	1,572
Intelsat Luxembourg S.A.
11.500% due 02/04/2017 (a)		400	427
Jarden Corp.
6.125% due 11/15/2022		1,500	1,628
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		1,900	2,308
KazMunayGas National Co.
6.375% due 04/09/2021		7,800	9,584
7.000% due 05/05/2020		6,900	8,625
8.375% due 07/02/2013		400	414
11.750% due 01/23/2015		12,100	14,505
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	233
5.950% due 02/15/2018		3,419	4,097
6.850% due 02/15/2020		10,000	12,607
Kraton Polymers LLC
6.750% due 03/01/2019		650	675
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,900	3,226
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		400	493
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	868
Merck & Co., Inc.
6.000% due 09/15/2017		200	245
Meritor, Inc.
8.125% due 09/15/2015		2,500	2,644
MGM Resorts International
10.375% due 05/15/2014		700	800

Michael Foods Group, Inc.
9.750% due 07/15/2018		5,300	5,883
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	4,754
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		3,000	3,041
MultiPlan, Inc.
9.875% due 09/01/2018		1,300	1,456
Mylan, Inc.
6.000% due 11/15/2018		300	331
7.625% due 07/15/2017		200	225
7.875% due 07/15/2020		1,800	2,128
Nakilat, Inc.
6.067% due 12/31/2033		3,700	4,514
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		5,020	5,168
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,225
7.125% due 05/15/2018		3,100	3,286
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	601
Noble Group Ltd.
4.875% due 08/05/2015		2,000	2,073
6.625% due 08/05/2020		1,900	1,971
6.750% due 01/29/2020		5,245	5,553
Noranda Aluminum Acquisition Corp.
4.524% due 05/15/2015		616	582
Novelis, Inc.
8.375% due 12/15/2017		5,600	6,202
8.750% due 12/15/2020		6,800	7,616
NXP BV
2.960% due 10/15/2013	EUR	634	841
OGX Austria GmbH
8.375% due 04/01/2022		$8,500	7,119
8.500% due 06/01/2018		5,900	5,339
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,505
6.875% due 03/31/2017		50	69
Oshkosh Corp.
8.250% due 03/01/2017		$200	221
8.500% due 03/01/2020		100	111
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,572	5,029
9.625% due 07/15/2017	EUR	429	625
Peabody Energy Corp.
6.500% due 09/15/2020		$1,500	1,616
Pearson Dollar Finance PLC
5.500% due 05/06/2013		700	711
6.250% due 05/06/2018		1,000	1,210
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,827
5.750% due 03/01/2018		$3,000	3,517
6.625% due 06/15/2035		500	638
6.625% due 06/15/2038		300	382
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		7,700	7,725
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	5,700	8,418
Petrobras International Finance Co.
5.375% due 01/27/2021		$23,800	26,889
5.750% due 01/20/2020		9,300	10,625
5.875% due 03/01/2018		4,600	5,288
7.750% due 09/15/2014		3,600	3,987
7.875% due 03/15/2019		7,130	8,935
8.375% due 12/10/2018		600	764
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	575
5.000% due 10/28/2015		2,800	2,583
5.250% due 04/12/2017		10,800	9,477
5.375% due 04/12/2027		4,900	3,454
5.500% due 04/12/2037		11,400	7,866
8.500% due 11/02/2017		3,400	3,366
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		158	175
9.750% due 08/14/2019		3,200	4,284
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	185
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	664
Pride International, Inc.
6.875% due 08/15/2020		500	633
8.500% due 06/15/2019		15,700	20,725
Quebecor Media, Inc.
7.750% due 03/15/2016		7,119	7,315
Quicksilver Resources, Inc.
11.750% due 01/01/2016		4,100	4,069

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	3,621
Rain CII Carbon LLC
8.000% due 12/01/2018		700	716
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,307
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	5,239
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		11,400	11,799
6.875% due 02/15/2021		1,500	1,624
7.125% due 04/15/2019		3,000	3,240
7.875% due 08/15/2019		3,000	3,352
8.250% due 02/15/2021		2,450	2,499
8.500% due 05/15/2018		1,100	1,133
9.000% due 04/15/2019		12,000	12,540
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,255
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	442
Rockies Express Pipeline LLC
3.900% due 04/15/2015		3,000	3,000
5.625% due 04/15/2020		1,500	1,481
6.250% due 07/15/2013		3,170	3,257
Rohm & Haas Co.
6.000% due 09/15/2017		3,000	3,557
RZD Capital Ltd.
5.739% due 04/03/2017		11,800	13,245
SABIC Capital BV
3.000% due 11/02/2015		4,600	4,763
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,700	2,902
7.500% due 02/15/2023		2,900	3,117
8.000% due 06/01/2018		1,500	1,598
8.125% due 10/15/2022		3,000	3,300
8.750% due 01/15/2020		100	110
Scientific Games International, Inc.
9.250% due 06/15/2019		700	782
Sealed Air Corp.
6.500% due 12/01/2020		800	868
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,900	2,051
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		11,100	12,004
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,200	4,693
Southern Copper Corp.
5.250% due 11/08/2042		$9,000	9,027
Spectrum Brands, Inc.
9.500% due 06/15/2018		800	912
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,503
Steel Dynamics, Inc.
7.625% due 03/15/2020		$100	111
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,088
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,466
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013		10,000	9,989
6.221% due 07/03/2017		2,900	3,233
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	1,300	1,841
6.375% due 11/15/2020		700	993
6.625% due 02/15/2021		1,000	1,409
6.750% due 08/15/2024		3,200	4,541
Tenet Healthcare Corp.
10.000% due 05/01/2018		$1,700	1,942
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		573	596
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	427
Tomkins LLC
9.000% due 10/01/2018		1,817	2,044
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,111
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,643
7.375% due 04/15/2018		4,000	4,763
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	320
UAL Pass-Through Trust
9.750% due 07/15/2018		2,073	2,400
10.400% due 05/01/2018		2,575	2,964
United Rentals North America, Inc.
8.250% due 02/01/2021		5,400	6,115

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	3,300	4,735
UPC Holding BV
8.375% due 08/15/2020		4,000	5,945
UPCB Finance Ltd.
6.375% due 07/01/2020		2,600	3,672
7.250% due 11/15/2021		$1,000	1,105
7.625% due 01/15/2020	EUR	3,000	4,371
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		$3,300	3,284
9.500% due 01/21/2020		1,900	1,815
USG Corp.
9.750% due 01/15/2018		200	228
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,282
Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,470
5.625% due 09/15/2019		15,000	17,117
6.875% due 11/21/2036		100	124
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	3,063
6.750% due 08/15/2021		8,500	9,159
6.875% due 12/01/2018		3,200	3,464
7.000% due 10/01/2020		4,400	4,807
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		6,700	6,968
Volkswagen International Finance NV
4.000% due 08/12/2020		200	223
Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	535
Windstream Corp.
7.875% due 11/01/2017		2,300	2,599
8.125% due 08/01/2013		2,400	2,502
Wynn Las Vegas LLC
7.750% due 08/15/2020		10,400	11,908
Yanlord Land Group Ltd.
10.625% due 03/29/2018		2,700	3,091
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	11,100	16,190

			1,179,444

UTILITIES 9.9%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,759
AES Corp.
8.000% due 10/15/2017		50	58
8.000% due 06/01/2020		4,400	5,082
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,655
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,069
7.700% due 08/07/2013		100	104
8.700% due 08/07/2018		6,500	8,443
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		500	514
BP Capital Markets PLC
3.625% due 05/08/2014		110	115
4.750% due 03/10/2019		220	255
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,830
Calpine Corp.
7.250% due 10/15/2017		$2,340	2,504
7.875% due 07/31/2020		990	1,116
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	8,226
7.750% due 11/30/2015		800	916
CMS Energy Corp.
5.050% due 02/15/2018		100	113
Colbun S.A.
6.000% due 01/21/2020		500	558
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,083
Duke Energy Corp.
5.050% due 09/15/2019		300	348
E.CL S.A.
5.625% due 01/15/2021		2,500	2,818
Energy Future Holdings Corp.
10.000% due 01/15/2020		7,000	7,857
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		1,000	1,133
Entergy Corp.
3.625% due 09/15/2015		900	942
5.125% due 09/15/2020		400	434

EP Energy LLC
7.750% due 09/01/2022		1,400	1,491
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		245	257
Frontier Communications Corp.
7.875% due 04/15/2015		465	522
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		900	969
5.092% due 11/29/2015		6,500	6,980
6.212% due 11/22/2016		6,200	6,959
6.510% due 03/07/2022		3,800	4,551
7.288% due 08/16/2037		2,000	2,615
8.146% due 04/11/2018		14,070	17,426
9.250% due 04/23/2019		23,650	31,425
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		384	433
Indo Energy Finance BV
7.000% due 05/07/2018		1,800	1,899
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,590
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,522
9.375% due 01/28/2020		1,000	1,192
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,200	3,532
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,745
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,879
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	418
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,570
6.250% due 06/17/2014		800	858
Linn Energy LLC
7.750% due 02/01/2021		1,300	1,391
Majapahit Holding BV
7.250% due 06/28/2017		100	119
7.750% due 10/17/2016		200	237
7.750% due 01/20/2020		4,200	5,303
National Grid PLC
6.300% due 08/01/2016		700	813
NGPL PipeCo LLC
7.119% due 12/15/2017		9,400	10,293
9.625% due 06/01/2019		7,100	8,200
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		8,700	10,244
NRG Energy, Inc.
8.250% due 09/01/2020		2,100	2,363
NV Energy, Inc.
6.250% due 11/15/2020		2,800	3,304
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		3,230	3,642
Penn Virginia Corp.
10.375% due 06/15/2016		1,500	1,590
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	462
Petroleos Mexicanos
5.500% due 01/21/2021		21,700	25,465
5.500% due 06/27/2044		7,700	8,489
6.000% due 03/05/2020		5,000	6,000
8.000% due 05/03/2019		11,700	15,356
PG&E Corp.
5.750% due 04/01/2014		4,800	5,089
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,096
PSEG Power LLC
5.320% due 09/15/2016		2,557	2,893
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	2,257
QGOG Constellation S.A.
6.250% due 11/09/2019		4,500	4,702
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,500	1,577
4.750% due 02/16/2021		3,700	4,190
5.000% due 10/19/2025		4,500	5,119
Qwest Corp.
3.558% due 06/15/2013		600	605
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		199	225
5.500% due 09/30/2014		6,500	7,022
5.832% due 09/30/2016		162	178
6.750% due 09/30/2019		250	315
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		4,000	4,070
4.199% due 03/06/2022		5,000	5,100

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	232
Sprint Nextel Corp.
6.000% due 12/01/2016	11,461	12,521
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015	2,100	2,260
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	8,425	9,267
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,387
6.625% due 03/20/2017	7,500	8,568
7.250% due 02/02/2020	6,200	7,548
7.500% due 03/13/2013	7,500	7,601
7.500% due 07/18/2016	5,300	6,162
7.875% due 03/13/2018	3,800	4,632
Verizon Communications, Inc.
5.550% due 02/15/2016	800	911
8.750% due 11/01/2018	975	1,355
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	3,200	3,464
7.748% due 02/02/2021	200	232
9.125% due 04/30/2018	3,600	4,379
Vodafone Group PLC
5.450% due 06/10/2019	3,400	4,136

		405,129

Total Corporate Bonds & Notes (Cost $2,437,440)		2,578,308

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	1,400	1,932
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	139
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	200	292
7.950% due 03/01/2036	10,805	13,438
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	100	86
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	125
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	128
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	235
6.603% due 07/01/2050	100	145
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	137
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	405	406
7.490% due 11/01/2018	1,435	1,451
7.740% due 11/01/2021	1,885	1,906
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	739
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	89
University of California Revenue Bonds, Series 2011
0.794% due 07/01/2041	11,100	11,118

		32,510

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	134

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	256
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	12,594
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	125
5.882% due 06/15/2044	100	134
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,594

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	100	123

		14,826

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	270
6.500% due 06/01/2047	200	195

		465

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	135

TEXAS 0.0%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	100	135

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,560	5,256

Total Municipal Bonds & Notes (Cost $48,987)		53,461

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.410% due 10/27/2037	200	199
0.560% due 09/25/2042	22	22
1.250% due 03/14/2014 (k)	13,300	13,470
2.623% due 02/01/2035	102	109
3.500% due 01/01/2043	3,000	3,199
4.000% due 08/01/2040 - 02/01/2043	49,757	53,406
5.004% due 05/01/2035	232	248
5.500% due 04/01/2033 - 07/01/2041	66,508	72,307
6.000% due 04/25/2043	14	16
Freddie Mac
0.625% due 12/29/2014 (i)(k)	20,000	20,139
5.000% due 02/15/2020	52	53
Ginnie Mae
0.509% due 12/16/2026	120	122

Total U.S. Government Agencies (Cost $163,259)		163,290

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.000% due 11/15/2021 (i)(k)	5,700	5,911

Total U.S. Treasury Obligations (Cost $5,749)		5,911

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
3.001% due 11/25/2035	488	397
3.162% due 08/25/2035	1,655	1,564
5.240% due 10/25/2035	2,337	2,216
American General Mortgage Loan Trust
5.150% due 03/25/2058	382	395
American Home Mortgage Assets LLC
0.420% due 10/25/2046	293	184
American Home Mortgage Investment Trust
0.450% due 05/25/2047 ^	201	13
2.010% due 09/25/2045	81	77
Banc of America Commercial Mortgage Trust
5.729% due 02/10/2051	100	118
Banc of America Funding Corp.
0.710% due 07/26/2036	494	479
2.915% due 06/25/2034	181	183
3.085% due 09/20/2035	315	240
5.447% due 05/20/2036	1,300	1,248
5.585% due 05/20/2036	835	777
5.888% due 04/25/2037	543	488
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	3,662	3,664
Banc of America Mortgage Trust
2.998% due 07/25/2033	81	81
3.006% due 02/25/2036	33	28
3.134% due 07/25/2033	1,132	1,145
3.209% due 11/20/2046	2,469	2,054
5.500% due 12/25/2020	115	119
Bear Stearns Adjustable Rate Mortgage Trust
2.673% due 04/25/2034	2,098	2,073
2.756% due 08/25/2033	252	258

2.851% due 01/25/2035		27	25
3.099% due 05/25/2047 ^		309	244
Bear Stearns Alt-A Trust
0.370% due 02/25/2034		1,507	1,445
2.942% due 03/25/2036 ^		168	103
2.964% due 11/25/2036		136	88
Bear Stearns Commercial Mortgage Securities
5.149% due 10/12/2042		1,000	1,112
5.573% due 04/12/2038		500	568
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		559	370
2.829% due 12/26/2046		1,423	813
CC Funding Corp.
0.340% due 05/25/2048		2,496	1,680
CDC Commercial Mortgage Trust
6.005% due 05/15/2035		900	903
Chase Mortgage Finance Corp.
3.006% due 02/25/2037		900	897
5.500% due 12/25/2022		1,967	2,024
5.769% due 09/25/2036		3,588	3,393
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037		600	336
2.689% due 08/25/2035		866	469
2.877% due 12/25/2035 ^		254	154
2.901% due 03/25/2034		12	12
3.091% due 09/25/2037 ^		578	439
5.324% due 08/25/2035		7,759	7,776
Commercial Mortgage Pass-Through Certificates
5.116% due 06/10/2044		700	774
5.762% due 09/15/2039		6,000	6,959
Countrywide Alternative Loan Trust
0.370% due 02/25/2047		287	217
0.380% due 06/25/2036		967	677
0.406% due 12/20/2046		885	565
0.421% due 07/20/2046 ^		265	131
0.440% due 08/25/2046		295	40
0.491% due 09/20/2046		565	97
0.541% due 11/20/2035		169	115
0.721% due 11/20/2035 ^		394	84
1.140% due 12/25/2035		145	105
5.456% due 11/25/2035 ^		293	200
5.500% due 03/25/2036		156	115
6.000% due 02/25/2037		4,245	3,233
Countrywide Home Loan Mortgage Pass-Through Trust
2.733% due 04/25/2035		129	89
4.859% due 05/20/2036		442	299
5.124% due 10/20/2035		365	295
5.174% due 02/20/2036 ^		423	356
5.500% due 11/25/2035		250	245
6.000% due 01/25/2037		11,082	9,738
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032		20	18
2.465% due 06/25/2033		346	343
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		446	366
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		425	279
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036 ^		358	249
5.886% due 10/25/2036 ^		358	250
Deutsche Mortgage Securities, Inc.
1.462% due 06/28/2047		399	399
Downey Savings & Loan Association Mortgage Loan Trust
0.520% due 10/19/2036 ^		600	33
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		3,174	2,685
First Horizon Asset Securities, Inc.
5.213% due 02/25/2036		700	688
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		568	502
Granite Master Issuer PLC
0.310% due 12/20/2054	EUR	2,643	3,436
0.411% due 12/20/2054		$3,007	2,957
0.604% due 12/20/2054	GBP	430	686
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	536
GS Mortgage Securities Corp.
5.396% due 08/10/2038		500	529
GSR Mortgage Loan Trust
2.621% due 11/25/2035		155	153
2.654% due 09/25/2035		1,530	1,556
2.774% due 01/25/2036		114	98
6.000% due 02/25/2036		2,233	1,966
Harborview Mortgage Loan Trust
0.340% due 04/19/2038		1,499	1,115
0.400% due 09/19/2037		1,395	1,001

0.400% due 01/19/2038	49	38
0.551% due 06/20/2035	1,646	1,512
Homebanc Mortgage Trust
0.390% due 12/25/2036	309	238
Indymac Index Mortgage Loan Trust
0.450% due 07/25/2035	29	24
2.991% due 06/25/2035	270	224
4.787% due 09/25/2035	286	256
JPMorgan Chase Commercial Mortgage Securities Corp.
5.200% due 12/15/2044	800	893
JPMorgan Mortgage Trust
3.048% due 07/25/2035	1,425	1,455
5.279% due 07/25/2035	501	504
5.414% due 06/25/2037	1,536	1,385
6.500% due 09/25/2035	743	740
JPMorgan Resecuritization Trust
0.710% due 03/26/2037	906	841
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,468	2,849
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046	1,019	703
Mellon Residential Funding Corp.
0.649% due 12/15/2030	102	102
Merrill Lynch Alternative Note Asset
0.510% due 03/25/2037	473	196
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	70	61
5.079% due 12/25/2035	902	834
Morgan Stanley Capital Trust
5.610% due 04/15/2049	1,124	1,160
5.809% due 12/12/2049	200	238
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036	27	25
2.565% due 07/25/2035	838	731
6.000% due 10/25/2037 ^	1,484	1,195
Opteum Mortgage Acceptance Corp.
0.470% due 07/25/2035	92	92
RBSGC Structured Trust
5.500% due 11/25/2035	3,880	3,365
RBSSP Resecuritization Trust
0.530% due 03/26/2037	1,014	949
0.710% due 03/26/2036	403	396
Residential Accredit Loans, Inc. Trust
0.390% due 06/25/2046	48	22
1.525% due 09/25/2045	901	672
6.000% due 06/25/2036	928	717
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	1,116	910
4.064% due 07/27/2037	2,850	2,277
5.739% due 08/25/2036	510	406
Sequoia Mortgage Trust
0.561% due 07/20/2033	352	349
Structured Adjustable Rate Mortgage Loan Trust
2.781% due 01/25/2035	1,076	989
2.816% due 09/25/2035	2,040	1,826
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037	1,690	1,144
0.460% due 09/25/2047	440	32
0.870% due 10/19/2034	456	449
0.910% due 03/19/2034	57	57
Structured Asset Securities Corp.
2.617% due 06/25/2033	461	458
2.859% due 10/28/2035	186	172
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	125
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048	18	18
5.732% due 06/15/2049	1,059	1,089
WaMu Mortgage Pass-Through Certificates
0.490% due 11/25/2045	1,576	1,390
0.520% due 01/25/2045	131	129
0.530% due 08/25/2045	859	810
0.866% due 02/25/2047	405	303
0.895% due 01/25/2047	1,078	908
0.936% due 05/25/2047	651	537
0.976% due 12/25/2046	601	516
1.046% due 10/25/2046	2,345	1,714
1.160% due 02/25/2046	2,392	2,199
1.365% due 11/25/2042	267	256
2.551% due 09/25/2033	429	434
2.643% due 12/25/2036	3,771	3,030
2.685% due 02/25/2037	407	326
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 09/25/2033	569	582
2.614% due 07/25/2036 ^	114	100
2.616% due 04/25/2036	2,212	2,007

2.617% due 05/25/2036 ^		214	191
2.623% due 07/25/2036 ^		3,557	3,094
2.626% due 06/25/2035		3,113	3,207
2.627% due 03/25/2036		1,857	1,816
2.710% due 04/25/2036		6,760	6,258
5.988% due 11/25/2037 ^		2,774	2,486
6.000% due 04/25/2037		2,723	2,623

Total Mortgage-Backed Securities (Cost $150,805)			152,465

ASSET-BACKED SECURITIES 1.2%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		532	542
7.001% due 09/20/2022		5,950	5,818
Ameriquest Mortgage Securities, Inc.
0.680% due 01/25/2035		224	220
Asset-Backed Funding Certificates Trust
0.430% due 01/25/2037		1,954	1,006
Asset-Backed Securities Corp. Home Equity
1.859% due 03/15/2032		1,157	1,008
Avoca CLO BV
0.743% due 09/15/2021	EUR	6,186	7,910
Bear Stearns Asset-Backed Securities Trust
0.760% due 10/25/2034		$259	257
Carrington Mortgage Loan Trust
0.450% due 10/25/2036		1,000	449
Citigroup Mortgage Loan Trust, Inc.
0.270% due 07/25/2045		875	629
0.320% due 08/25/2036		73	72
0.470% due 07/25/2045		2,000	949
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036		323	312
0.460% due 04/25/2036		2,547	2,454
0.470% due 05/25/2036		1,282	1,243
4.740% due 10/25/2035		1,636	1,573
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		97	46
First Franklin Mortgage Loan Trust
0.320% due 11/25/2036		242	238
Franklin CLO Ltd.
0.568% due 06/15/2018		4,447	4,329
GSAMP Trust
0.280% due 12/25/2036		102	49
0.580% due 03/25/2047		4,500	2,322
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036		97	35
Long Beach Mortgage Loan Trust
0.540% due 01/25/2046		35	18
0.770% due 10/25/2034		288	256
MASTR Asset-Backed Securities Trust
0.260% due 01/25/2037		499	158
Morgan Stanley Dean Witter Capital
1.560% due 02/25/2033		1,640	1,396
Moselle CLO S.A.
0.466% due 01/06/2020	EUR	1,979	2,545
RAAC Series
0.610% due 06/25/2047		$600	513
Residential Asset Mortgage Products Trust
0.660% due 04/25/2035		1,000	884
SACO, Inc.
0.710% due 12/25/2035		800	491
SLC Student Loan Trust
4.750% due 06/15/2033		1,402	1,340
SLM Student Loan Trust
1.609% due 08/15/2025		2,919	2,960
1.815% due 04/25/2023		1,086	1,133
3.459% due 05/16/2044		1,729	1,824
3.500% due 08/17/2043		1,669	1,615
Specialty Underwriting & Residential Finance
0.890% due 01/25/2034		17	15
Venture CDO Ltd.
0.549% due 01/20/2022		2,000	1,920
Wind River CLO Ltd.
0.639% due 12/19/2016		787	780

Total Asset-Backed Securities (Cost $49,973)			49,309

SOVEREIGN ISSUES 19.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,100	8,699
4.000% due 08/20/2020		34,300	68,725
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	9,000	11,592
4.305% due 03/06/2014		10,300	13,624

Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	1,404
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	855
6.369% due 06/16/2018		$12,100	14,399
6.500% due 06/10/2019		1,800	2,214
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	8,120	10,812
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024 (d)	BRL	3,600	4,826
10.000% due 01/01/2013		561	274
10.000% due 01/01/2014		2,834	1,422
10.000% due 01/01/2017		11,593	5,976
10.000% due 01/01/2021		5,521	2,847
Canada Housing Trust
3.800% due 06/15/2021	CAD	23,400	26,480
Colombia Government International Bond
6.125% due 01/18/2041		$600	827
Indonesia Government International Bond
3.750% due 04/25/2022		1,800	1,924
4.875% due 05/05/2021		5,800	6,692
6.625% due 05/15/2033	IDR	54,091,000	5,932
6.875% due 03/09/2017		$4,300	5,150
6.875% due 01/17/2018		2,800	3,430
7.000% due 05/15/2027	IDR	116,883,000	13,444
7.500% due 01/15/2016		$5,000	5,862
8.250% due 06/15/2032	IDR	27,108,000	3,442
9.500% due 07/15/2031		77,098,000	10,968
10.000% due 02/15/2028		21,000,000	3,050
10.500% due 08/15/2030		29,000,000	4,443
11.625% due 03/04/2019		$5,200	7,891
Italy Buoni Poliennali Del Tesoro
3.750% due 08/01/2015	EUR	45,400	62,029
4.500% due 07/15/2015		76,900	106,739
Jordan Government International Bond
3.875% due 11/12/2015		$250	243
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	867
Mexico Government International Bond
5.750% due 10/12/2110		100	121
8.300% due 08/15/2031		100	162
Panama Government International Bond
7.250% due 03/15/2015		6,250	7,025
Peru Government International Bond
7.350% due 07/21/2025		450	654
8.750% due 11/21/2033		139	242
Philippines Government International Bond
9.000% due 02/15/2013		200	202
Qatar Government International Bond
4.000% due 01/20/2015		17,200	18,146
5.250% due 01/20/2020		600	719
6.550% due 04/09/2019		1,000	1,263
Republic of Korea
4.875% due 09/22/2014		200	214
Russia Government International Bond
4.500% due 04/04/2022		11,000	12,622
7.500% due 03/31/2030		25,362	32,626
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	3,848
6.750% due 03/31/2021	ZAR	162,100	19,587
6.875% due 05/27/2019		$2,170	2,732
7.250% due 01/15/2020	ZAR	82,800	10,311
8.000% due 12/21/2018		202,600	26,265
8.250% due 09/15/2017		234,400	30,438
Spain Government International Bond
4.000% due 07/30/2015	EUR	97,800	131,954
Turkey Government International Bond
5.625% due 03/30/2021		$13,400	15,979
6.750% due 04/03/2018		2,700	3,270
6.750% due 05/30/2040		200	272
6.875% due 03/17/2036		1,600	2,166
7.000% due 03/11/2019		800	998
7.000% due 06/05/2020		5,100	6,515
7.250% due 03/05/2038		1,700	2,409
Uruguay Government International Bond
8.000% due 11/18/2022		3,683	5,367
Venezuela Government International Bond
7.650% due 04/21/2025		3,000	2,655
7.750% due 10/13/2019		900	853
8.250% due 10/13/2024		8,500	7,862
9.250% due 05/07/2028		5,000	4,950
9.375% due 01/13/2034		3,000	2,985
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		7,500	8,231
5.450% due 11/22/2017		1,900	2,119
6.800% due 11/22/2025		4,700	5,781

6.902% due 07/09/2020	2,900	3,545

Total Sovereign Issues (Cost $748,037)		792,170

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	345,787	0

Total Common Stocks (Cost $1,936)		0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2013 (e)	1,500	1,473

Total Preferred Securities (Cost $1,412)		1,473

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
1.965% due 02/15/2013 (o)	$4,600	4,600

REPURCHASE AGREEMENTS 0.7%
Banc of America Securities LLC
0.230% due 01/02/2013	3,100	3,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $3,162. Repurchase proceeds are $3,100.)
Barclays, Inc.
0.160% due 01/11/2013	24,900	24,900
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $25,416. Repurchase proceeds are $24,901.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	1,603	1,603
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,637. Repurchase proceeds are $1,603.)

		29,603

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.264% due 07/26/2013	4,900	4,900

U.S. TREASURY BILLS 0.3%
0.165% due 02/07/2013 - 12/12/2013 (c)(g)(k)(l)	13,538	13,525

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 1.2%
PIMCO Short-Term Floating NAV Portfolio	4,809,117	48,125

Total Short-Term Instruments (Cost $100,804)		100,753

Total Investments 98.9% (Cost $3,856,365)		$4,045,307
Written Options (n) (0.1%) (Premiums $4,758)		(4,674)
Other Assets and Liabilities (Net) 1.2%		50,361

Net Assets 100.0%		$4,090,994

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $8,591 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $4,419 at a weighted average interest rate of 0.260%.

(i)	Securities with an aggregate market value of $1,945 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
DEU	0.370%	12/17/2012	01/11/2013	$1,420	$(1,420)
JPS	0.350%	12/17/2012	01/03/2013	532	(532)

					$(1,952)

(j)	Cash of $319 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	38	$(10)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	224	63

				$53

(k)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $30,614 and cash of $20,624 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$108,960	$3,192	$11,636
CDX.HY-19 5-Year Index	5.000%	12/20/2017	167,700	934	616
CDX.IG-19 5-Year Index	1.000%	12/20/2017	234,100	599	190

				$4,725	$12,442

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		$662,700	$(16,330)	$(9,265)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		792,100	(27,481)	(18,147)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		754,500	(35,701)	(29,663)
Pay	3-Month USD-LIBOR	2.250%	06/20/2022		1,300	62	(5)
Receive	6-Month EUR-EURIBOR	1.000%	03/20/2018	EUR	180,000	(2,076)	(647)

						$(81,526)	$(57,727)

(l)	Securities with an aggregate market value of $2,197 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(m)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	JPM	(5.000%	)	12/20/2013	3.769%	$1,800	$(47)	$(20)	$(27)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.555%	2,000	(87)	0	(87)
Embarq Corp.	GST	(1.000%	)	06/20/2016	0.939%	2,700	(7)	(19)	12
Embarq Corp.	JPM	(1.550%	)	06/20/2016	0.959%	3,000	(62)	0	(62)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.124%	400	3	32	(29)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.681%	1,000	(18)	(25)	7
Rohm & Haas Co.	FBF	(1.850%	)	09/20/2017	0.441%	3,000	(199)	0	(199)

							$(417)	$(32)	$(385)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	JPM	5.000%	12/20/2017	9.914%		$1,800	$(292)	$(342)	$50
Alcoa, Inc.	GST	1.000%	03/20/2018	3.044%		1,900	(184)	(112)	(72)
Alcoa, Inc.	JPM	1.000%	03/20/2018	3.044%		1,100	(107)	(62)	(45)
American International Group, Inc.	DUB	5.000%	09/20/2013	0.171%		1,000	37	(130)	167
American International Group, Inc.	UAG	5.000%	09/20/2014	0.445%		1,100	88	(154)	242
Amgen, Inc.	GST	1.000%	09/20/2014	0.138%		9,200	141	197	(56)
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	1.368%		2,300	(35)	(74)	39
ARAMARK Corp.	CBK	5.000%	03/20/2014	0.612%		2,400	133	(65)	198
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	0.349%		2,200	4	0	4
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	0.588%		2,000	15	(117)	132
Berkshire Hathaway Finance Corp.	GST	1.000%	09/20/2015	0.788%		1,000	6	(30)	36
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	0.442%		2,000	31	4	27
Brazil Government International Bond	BOA	2.900%	05/20/2014	0.447%		5,200	196	0	196
Brazil Government International Bond	BOA	2.920%	05/20/2014	0.447%		2,500	95	0	95
Brazil Government International Bond	BPS	1.000%	06/20/2017	0.953%		4,300	11	(69)	80
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.004%		1,700	1	(32)	33
Brazil Government International Bond	BRC	2.370%	05/20/2014	0.447%		3,400	101	0	101
Brazil Government International Bond	BRC	1.980%	09/20/2014	0.501%		6,700	210	0	210
Brazil Government International Bond	BRC	1.000%	06/20/2017	0.953%		2,000	5	(49)	54
Brazil Government International Bond	CBK	1.920%	09/20/2014	0.501%		6,700	202	0	202
Brazil Government International Bond	CBK	1.000%	06/20/2017	0.953%		1,000	3	(14)	17
Brazil Government International Bond	CBK	1.000%	09/20/2017	1.004%		4,380	1	(97)	98
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		2,500	6	(87)	93
Brazil Government International Bond	GST	1.000%	06/20/2017	0.953%		5,650	14	(135)	149
Brazil Government International Bond	GST	1.000%	09/20/2017	1.004%		2,050	0	(49)	49
Brazil Government International Bond	HUS	1.000%	09/20/2016	0.819%		7,000	49	(244)	293
Brazil Government International Bond	HUS	1.000%	06/20/2017	0.953%		3,900	9	(102)	111
Brazil Government International Bond	HUS	1.000%	09/20/2017	1.004%		4,850	1	(105)	106
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.684%		32,000	311	(300)	611
Brazil Government International Bond	JPM	1.000%	06/20/2017	0.953%		2,500	6	(38)	44
Brazil Government International Bond	JPM	1.000%	12/20/2017	1.048%		1,000	(2)	0	(2)
Brazil Government International Bond	MYC	1.850%	09/20/2014	0.501%		6,700	192	0	192
Brazil Government International Bond	MYC	1.000%	06/20/2017	0.953%		3,400	8	(111)	119
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.004%		2,500	0	(43)	43
Brazil Government International Bond	UAG	2.250%	05/20/2014	0.447%		3,600	100	0	100
Brazil Government International Bond	UAG	1.000%	06/20/2017	0.953%		6,775	16	(129)	145
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.004%		5,256	1	(156)	157
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	1.664%		6,000	550	0	550
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.680%		1,800	118	0	118
Canadian Natural Resources Ltd.	FBF	1.000%	09/20/2017	1.092%		4,900	(19)	(155)	136
China Government International Bond	BOA	1.000%	09/20/2016	0.417%		2,900	64	15	49
China Government International Bond	BPS	1.000%	09/20/2015	0.283%		1,000	20	9	11
China Government International Bond	BRC	1.000%	09/20/2015	0.283%		2,000	40	19	21
China Government International Bond	BRC	1.000%	09/20/2016	0.417%		7,000	153	36	117
China Government International Bond	CBK	1.000%	09/20/2015	0.283%		500	10	5	5
China Government International Bond	CBK	1.000%	09/20/2016	0.417%		8,100	178	42	136
China Government International Bond	FBF	1.000%	09/20/2016	0.417%		1,000	22	5	17
China Government International Bond	HUS	1.000%	09/20/2015	0.283%		400	8	4	4
China Government International Bond	MYC	1.000%	09/20/2015	0.283%		1,100	22	9	13
China Government International Bond	MYC	1.000%	09/20/2016	0.417%		5,000	110	25	85
China Government International Bond	RYL	1.000%	09/20/2015	0.283%		2,600	52	24	28
China Government International Bond	UAG	1.000%	03/20/2013	0.136%		6,400	15	29	(14)
Colombia Government International Bond	CBK	1.000%	03/20/2016	0.608%		1,400	18	(10)	28
Comcast Corp.	GST	1.000%	06/20/2021	1.069%		9,900	(49)	(317)	268
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.437%		10,000	116	0	116
Continental AG	BRC	5.000%	12/20/2013	0.411%	EUR	1,300	80	61	19
Continental AG	UAG	5.000%	12/20/2013	0.411%		2,400	147	122	25
El Paso Corp.	BOA	5.000%	09/20/2014	0.832%		$400	29	(30)	59
El Paso Corp.	FBF	5.000%	09/20/2014	0.832%		4,600	338	(346)	684
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.437%		1,000	18	(1)	19
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.437%		1,000	18	(9)	27
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.437%		2,000	37	(10)	47

Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%		1,000	18	(8)	26
Ford Motor Credit Co. LLC	BRC	5.000%	12/20/2019	1.824%		800	158	150	8
France Government Bond	DUB	0.250%	09/20/2015	0.426%		300	(1)	(11)	10
France Government Bond	DUB	0.250%	03/20/2016	0.467%		4,200	(29)	(149)	120
France Government Bond	GST	0.250%	03/20/2016	0.467%		8,200	(56)	(274)	218
France Government Bond	JPM	0.250%	09/20/2015	0.426%		100	(1)	(4)	3
France Government Bond	MYC	0.250%	09/20/2016	0.603%		1,100	(14)	(52)	38
Frontier Communications Corp.	BPS	5.000%	06/20/2019	5.136%		3,775	(20)	(444)	424
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.392%		5,900	9	(62)	71
General Electric Capital Corp.	CBK	3.950%	03/20/2017	1.065%		14,525	1,746	0	1,746
General Electric Capital Corp.	DUB	3.730%	12/20/2013	0.220%		5,000	178	0	178
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	1.000%		2,600	183	(390)	573
GenOn Energy, Inc.	GST	5.000%	09/20/2014	1.000%		2,800	198	(468)	666
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.292%		1,000	71	(103)	174
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.099%		10,150	(40)	(389)	349
Indonesia Government International Bond	BPS	1.000%	09/20/2017	1.190%		3,525	(30)	(114)	84
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.190%		2,820	(24)	(100)	76
Indonesia Government International Bond	BRC	1.000%	06/20/2022	1.895%		300	(22)	(35)	13
Indonesia Government International Bond	CBK	1.000%	03/20/2016	0.693%		400	4	(8)	12
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.099%		5,065	(20)	(227)	207
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.190%		3,750	(31)	(189)	158
Indonesia Government International Bond	CBK	1.000%	06/20/2022	1.895%		100	(7)	(12)	5
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.099%		11,250	(45)	(615)	570
Indonesia Government International Bond	GST	1.000%	09/20/2016	0.867%		3,200	17	(120)	137
Indonesia Government International Bond	GST	1.000%	06/20/2017	1.099%		2,250	(9)	(92)	83
Indonesia Government International Bond	HUS	1.000%	12/20/2015	0.660%		12,750	133	(277)	410
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.099%		9,130	(37)	(543)	506
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.190%		7,234	(60)	(312)	252
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.660%		18,750	195	(390)	585
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.190%		3,750	(31)	(123)	92
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.099%		9,780	(39)	(404)	365
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.190%		10,035	(84)	(479)	395
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.427%		1,900	(40)	(78)	38
Kinder Morgan Energy Partners LP	MYC	1.000%	03/20/2018	1.427%		3,181	(66)	(115)	49
MetLife, Inc.	GST	1.000%	09/20/2015	0.989%		3,500	2	(203)	205
MetLife, Inc.	UAG	1.000%	09/20/2015	0.989%		3,900	2	(231)	233
Mexico Government International Bond	BOA	3.200%	05/20/2014	0.336%		2,800	123	0	123
Mexico Government International Bond	BOA	2.130%	06/20/2014	0.354%		3,500	95	0	95
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.840%		4,300	32	(58)	90
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.892%		616	3	(12)	15
Mexico Government International Bond	BRC	2.680%	05/20/2014	0.336%		3,400	122	0	122
Mexico Government International Bond	BRC	2.310%	06/20/2014	0.354%		2,900	86	0	86
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.840%		500	4	(11)	15
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.619%		5,700	71	(44)	115
Mexico Government International Bond	CBK	1.000%	06/20/2017	0.840%		1,100	8	(14)	22
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.892%		1,700	9	(18)	27
Mexico Government International Bond	DUB	1.000%	09/20/2016	0.712%		1,500	16	(12)	28
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.749%		1,500	16	(37)	53
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.840%		5,500	41	(99)	140
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		4,380	23	(68)	91
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.551%		5,000	62	(97)	159
Mexico Government International Bond	GST	1.000%	06/20/2017	0.840%		9,050	67	(208)	275
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%		2,800	35	(27)	62
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.840%		5,090	38	(103)	141
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.892%		4,850	26	(70)	96
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.840%		3,310	25	(42)	67
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.892%		2,050	11	(33)	44
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.892%		2,500	14	(17)	31
Mexico Government International Bond	RYL	1.000%	12/20/2015	0.588%		20,000	251	(315)	566
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.840%		3,800	28	(77)	105
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.892%		4,640	25	(116)	141
Morgan Stanley	CBK	1.000%	06/20/2013	0.393%		200	1	(12)	13
Morgan Stanley	JPM	1.000%	06/20/2013	0.393%		100	0	(11)	11
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.436%		7,300	286	0	286
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.436%		2,000	74	0	74
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.436%		2,400	94	0	94
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.105%		1,900	99	0	99
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.088%		6,000	355	0	355
Nokia OYJ	BRC	5.000%	09/20/2014	2.669%	EUR	4,200	229	(393)	622
Nokia OYJ	BRC	5.000%	06/20/2015	3.712%		1,600	68	(39)	107
Nokia OYJ	FBF	5.000%	06/20/2014	2.235%		3,200	178	33	145
Nokia OYJ	MYC	5.000%	06/20/2015	3.712%		2,500	106	(87)	193
NRG Energy, Inc.	BOA	5.000%	06/20/2016	2.211%		$1,900	181	35	146
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.072%		900	74	(92)	166
NRG Energy, Inc.	BPS	5.000%	09/20/2016	2.451%		1,000	93	(10)	103
NRG Energy, Inc.	DUB	5.000%	06/20/2016	2.211%		6,600	630	95	535
NRG Energy, Inc.	FBF	5.000%	06/20/2015	1.403%		300	26	(5)	31
NRG Energy, Inc.	FBF	5.000%	06/20/2016	2.211%		1,900	181	31	150
NRG Energy, Inc.	GST	5.000%	06/20/2016	2.211%		7,000	668	145	523
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		3,900	321	(394)	715

NRG Energy, Inc.	UAG	5.000%	06/20/2015	1.403%		800	71	(13)	84
NRG Energy, Inc.	UAG	5.000%	06/20/2016	2.211%		900	86	17	69
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%		1,300	(3)	(45)	42
Pfizer, Inc.	MYC	1.000%	09/20/2014	0.158%		9,700	145	222	(77)
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.468%		5,000	74	(114)	188
Philippines Government International Bond	BPS	1.000%	06/20/2017	0.855%		7,880	52	(270)	322
Philippines Government International Bond	BRC	1.000%	09/20/2017	0.931%		1,880	6	(43)	49
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.468%		11,700	174	(262)	436
Philippines Government International Bond	CBK	1.000%	06/20/2017	0.855%		3,550	24	(125)	149
Philippines Government International Bond	CBK	1.000%	09/20/2017	0.931%		6,700	24	(205)	229
Philippines Government International Bond	DUB	1.000%	06/20/2017	0.855%		5,000	33	(182)	215
Philippines Government International Bond	DUB	1.000%	09/20/2017	0.931%		2,500	9	(87)	96
Philippines Government International Bond	DUB	2.500%	09/20/2017	0.931%		3,000	220	0	220
Philippines Government International Bond	HUS	1.000%	06/20/2017	0.855%		4,900	32	(198)	230
Philippines Government International Bond	HUS	1.000%	09/20/2017	0.931%		4,490	16	(120)	136
Philippines Government International Bond	JPM	1.000%	06/20/2017	0.855%		2,500	17	(72)	89
Philippines Government International Bond	JPM	1.000%	09/20/2017	0.931%		2,500	9	(49)	58
Philippines Government International Bond	MYC	1.000%	09/20/2015	0.468%		9,000	133	(176)	309
Philippines Government International Bond	MYC	2.440%	09/20/2017	0.931%		4,300	303	0	303
Philippines Government International Bond	UAG	1.000%	06/20/2017	0.855%		8,295	56	(265)	321
Philippines Government International Bond	UAG	1.000%	09/20/2017	0.931%		2,666	9	(75)	84
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.443%		400	8	(3)	11
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		400	7	(4)	11
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.443%		800	15	(6)	21
Russia Government International Bond	BPS	1.000%	06/20/2017	1.165%		10,100	(69)	(517)	448
Russia Government International Bond	BRC	1.000%	06/20/2017	1.165%		4,100	(28)	(270)	242
Russia Government International Bond	BRC	1.000%	09/20/2017	1.233%		10,950	(114)	(631)	517
Russia Government International Bond	CBK	1.000%	06/20/2017	1.165%		2,600	(18)	(130)	112
Russia Government International Bond	CBK	1.000%	09/20/2017	1.233%		9,600	(99)	(546)	447
Russia Government International Bond	DUB	1.000%	06/20/2017	1.165%		12,025	(82)	(596)	514
Russia Government International Bond	DUB	1.000%	09/20/2017	1.233%		11,375	(117)	(726)	609
Russia Government International Bond	GST	1.000%	06/20/2017	1.165%		31,575	(215)	(2,184)	1,969
Russia Government International Bond	GST	1.000%	09/20/2017	1.233%		6,250	(64)	(229)	165
Russia Government International Bond	HUS	1.000%	06/20/2017	1.165%		17,875	(122)	(1,087)	965
Russia Government International Bond	HUS	1.000%	09/20/2017	1.233%		13,675	(142)	(702)	560
Russia Government International Bond	UAG	1.000%	06/20/2017	1.165%		1,625	(11)	(102)	91
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.315%		4,900	(65)	(137)	72
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.315%		1,950	(26)	(71)	45
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.384%		9,780	(168)	(292)	124
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.315%		1,400	(19)	(43)	24
South Africa Government International Bond	CBK	1.000%	09/20/2017	1.384%		2,550	(44)	(43)	(1)
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.315%		4,530	(60)	(162)	102
South Africa Government International Bond	DUB	1.000%	09/20/2017	1.384%		3,750	(65)	(137)	72
South Africa Government International Bond	FBF	1.000%	12/20/2020	1.920%		1,325	(87)	(51)	(36)
South Africa Government International Bond	GST	1.000%	06/20/2017	1.315%		17,200	(230)	(683)	453
South Africa Government International Bond	GST	1.000%	09/20/2017	1.384%		3,075	(53)	(88)	35
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.315%		4,455	(59)	(171)	112
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.384%		8,434	(145)	(226)	81
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.315%		3,750	(51)	(105)	54
South Africa Government International Bond	JPM	1.000%	09/20/2017	1.384%		3,525	(61)	(54)	(7)
South Africa Government International Bond	MYC	1.000%	12/20/2020	1.920%		2,760	(182)	(90)	(92)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.315%		9,440	(126)	(265)	139
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	3.004%		800	(70)	(121)	51
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	1.442%		1,500	94	(165)	259
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%	JPY	17,500	(3)	(38)	35
Turkey Government International Bond	CBK	1.000%	03/20/2015	0.584%		$6,200	59	(174)	233
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%		700	15	7	8
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%		1,300	34	16	18
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.213%		500	11	5	6
Univision Communications, Inc.	FBF	5.000%	09/20/2019	6.243%		5,800	(375)	(638)	263
Univision Communications, Inc.	GST	5.000%	09/20/2019	6.243%		650	(43)	(72)	29
Vale Overseas Ltd.	UAG	0.650%	06/20/2014	0.734%		2,700	(3)	0	(3)
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	4.810%		3,200	25	(50)	75
Venezuela Government International Bond	BPS	5.000%	06/20/2017	6.265%		12,100	(559)	(1,398)	839
Venezuela Government International Bond	BRC	5.000%	06/20/2017	6.265%		2,950	(136)	(475)	339
Venezuela Government International Bond	CBK	5.000%	06/20/2017	6.265%		17,055	(788)	(2,479)	1,691
Venezuela Government International Bond	CBK	5.000%	09/20/2017	6.340%		934	(48)	(141)	93
Venezuela Government International Bond	DUB	5.000%	06/20/2017	6.265%		4,600	(213)	(381)	168
Venezuela Government International Bond	DUB	5.000%	09/20/2017	6.340%		16,605	(852)	(2,569)	1,717
Venezuela Government International Bond	FBF	5.000%	09/20/2017	6.340%		3,750	(192)	(591)	399
Venezuela Government International Bond	GST	5.000%	06/20/2017	6.265%		3,465	(160)	(438)	278
Venezuela Government International Bond	HUS	5.000%	06/20/2017	6.265%		7,780	(360)	(946)	586
Venezuela Government International Bond	HUS	5.000%	09/20/2017	6.340%		9,825	(504)	(1,460)	956
Volkswagen International Finance NV	BRC	1.000%	09/20/2015	0.457%		3,000	45	(19)	64
Volkswagen International Finance NV	CBK	1.000%	09/20/2015	0.457%		3,600	55	2	53

							$5,601	$(36,709)	$42,310

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	$26,250	$3,303	$3,008	$295
CDX.EM-17 5-Year Index	BRC	5.000%	06/20/2017	22,250	2,800	2,744	56
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	13,300	1,673	1,762	(89)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017	11,100	1,397	1,521	(124)
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017	7,300	919	993	(74)
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017	2,900	396	396	0
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017	4,000	543	499	44
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017	29,300	4,004	3,985	19
CDX.EM-18 5-Year Index	GST	5.000%	12/20/2017	8,900	1,216	1,219	(3)
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017	14,700	2,009	1,982	27

					$18,260	$18,109	$151

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	45,700	$812	$117	$695
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		130,500	2,621	704	1,917
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		185,700	3,856	1,108	2,748
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		91,300	3,471	68	3,403
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		90,500	3,551	196	3,355
Pay	1-Year BRL-CDI	7.525%	01/02/2015	BRC		166,000	(157)	(8)	(149)
Pay	1-Year BRL-CDI	7.535%	01/02/2015	MYC		79,000	(68)	(18)	(50)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		82,000	104	164	(60)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		50,000	107	134	(27)
Pay	1-Year BRL-CDI	8.125%	01/02/2015	JPM		93,000	463	565	(102)
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		23,500	552	(9)	561
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		366,400	9,193	449	8,744
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		20,700	613	162	451
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	11,900	1,234	31	1,203
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		50,000	5,182	159	5,023
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	340,800	530	40	490
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		340,700	530	22	508
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,196,000	1,317	276	1,041
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		78,000	86	19	67
Pay	28-Day MXN-TIIE	8.170%	11/04/2016	MYC		37,900	313	(35)	348
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		750,000	(680)	(544)	(136)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	GLM		141,000	(128)	(110)	(18)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		403,000	(365)	(307)	(58)
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		9,200	134	0	134
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	JPM		14,800	143	14	129
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		76,000	497	73	424

							$ 33,911	$3,270	$30,641

(n)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	$15,600	$184	$(609)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	15,600	293	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	31,200	184	(763)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	31,200	840	(10)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	79,600	900	(3,106)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	79,600	1,561	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	17,800	18	(27)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	17,800	26	(16)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	15,800	40	(42)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	15,800	42	(35)

							$4,088	$(4,613)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	BOA	Sell	1.300%	03/20/2013	$15,000	$66	$(22)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$35.000	01/19/2013	19,500	$604	$(39)

(o)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco do Brasil S.A.	1.965%	02/15/2013	02/08/2011 - 06/20/2011	$4,600	$4,600	0.11%

(p)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2043	$5,000	$5,430	$(5,433)
Fannie Mae	5.500%	02/01/2043	7,000	7,593	(7,609)

				$13,023	$(13,042)

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	77,972		$81,359	BRC	$557	$0	$557
01/2013	EUR	135,620		176,338	BOA	0	(2,692)	(2,692)
01/2013		57,698		74,418	BPS	0	(1,748)	(1,748)
01/2013		4,485		5,724	BRC	0	(197)	(197)
01/2013		6,864		8,735	CBK	0	(326)	(326)
01/2013		611		783	DUB	0	(24)	(24)
01/2013		19,224		24,882	FBF	0	(496)	(496)
01/2013		100,320		129,943	HUS	0	(2,488)	(2,488)
01/2013		117		149	MSC	0	(5)	(5)
01/2013		114,590		149,862	UAG	0	(1,406)	(1,406)
01/2013	GBP	533		855	DUB	0	(11)	(11)
01/2013		1,184		1,915	FBF	0	(9)	(9)
01/2013		32,440		51,918	GSC	0	(779)	(779)
01/2013		750		1,207	MSC	0	(11)	(11)
01/2013		295		475	RYL	0	(4)	(4)
01/2013	IDR	108,462,084		11,137	CBK	59	0	59
01/2013		81,846,619		8,388	HUS	29	0	29
01/2013		93,067,450		9,500	MSC	0	(5)	(5)
01/2013		$185	AUD	176	FBF	0	(3)	(3)
01/2013		540		516	HUS	0	(5)	(5)
01/2013		8,806	EUR	6,800	BRC	171	0	171
01/2013		276		214	CBK	6	0	6
01/2013		25,643		19,758	DUB	439	0	439
01/2013		460		347	HUS	0	(2)	(2)
01/2013		28,205	GBP	17,429	BRC	107	0	107
01/2013		28,498		17,603	DUB	98	0	98
01/2013		104		65	FBF	1	0	1
01/2013		169		105	JPM	1	0	1
01/2013		383	IDR	3,729,000	BRC	0	(2)	(2)
01/2013		92		894,960	CBK	0	0	0
01/2013		77		745,800	DUB	0	(1)	(1)
01/2013		28,545		278,752,193	JPM	0	(76)	(76)
01/2013		8,750	SGD	10,696	CBK	6	0	6
01/2013		8,750		10,693	GSC	3	0	3
01/2013		446	ZAR	3,900	GSC	12	0	12
01/2013	ZAR	48,000		$5,409	CBK	0	(232)	(232)
01/2013		159,129		18,152	DUB	0	(549)	(549)
01/2013		99,367		11,239	JPM	0	(438)	(438)
01/2013		46,908		5,284	UAG	0	(229)	(229)
02/2013	CNY	131,459		20,916	CBK	20	0	20
02/2013		131,459		20,915	HUS	18	0	18
02/2013	GBP	17,429		28,203	BRC	0	(107)	(107)
02/2013		17,428		28,214	DUB	0	(94)	(94)
02/2013		$53,591	BRL	110,199	HUS	4	0	4
02/2013		15,800	CNY	98,434	CBK	0	(153)	(153)
02/2013		22,400		139,485	GST	0	(228)	(228)
02/2013		3,967		25,000	JPM	7	0	7
02/2013		28,710	KRW	31,264,230	JPM	540	0	540
02/2013		16,697	SGD	20,397	UAG	0	0	0
03/2013	CAD	26,517		$26,838	CBK	224	0	224
03/2013		$451	CAD	445	DUB	0	(4)	(4)
04/2013	IDR	273,412,893		$27,791	JPM	133	0	133
04/2013		$32,991	MXN	428,525	DUB	0	(117)	(117)
04/2013		970		12,519	HUS	0	(9)	(9)
04/2013		117		1,532	JPM	0	0	0
04/2013		207		2,721	MSC	2	0	2
04/2013		158		2,077	UAG	1	0	1
08/2013	CNY	87,000		$13,737	HUS	0	(31)	(31)
08/2013		$5,587	CNY	35,000	DUB	0	(48)	(48)
08/2013		3,975		25,000	RYL	0	(18)	(18)
08/2013		4,302		27,000	UAG	0	(29)	(29)
04/2014	CNY	25,000		$3,924	UAG	0	(11)	(11)
04/2014		$4,076	CNY	25,000	RYL	0	(142)	(142)

						$2,438	$(12,729)	$(10,291)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$148,167	$0	$148,167
Corporate Bonds & Notes
Banking & Finance	0	979,898	13,837	993,735
Industrials	0	1,157,059	22,385	1,179,444
Utilities	0	405,129	0	405,129
Municipal Bonds & Notes
California	0	32,510	0	32,510
Indiana	0	134	0	134
New York	0	14,826	0	14,826
Ohio	0	465	0	465
Tennessee	0	135	0	135
Texas	0	135	0	135
West Virginia	0	5,256	0	5,256
U.S. Government Agencies	0	163,290	0	163,290
U.S. Treasury Obligations	0	5,911	0	5,911
Mortgage-Backed Securities	0	152,465	0	152,465
Asset-Backed Securities	0	42,949	6,360	49,309
Sovereign Issues	0	792,170	0	792,170
Common Stocks
Financials	0	0	0	0
Preferred Securities
Banking & Finance	0	1,473	0	1,473
Short-Term Instruments
Certificates of Deposit	0	4,600	0	4,600
Repurchase Agreements	0	29,603	0	29,603
Short-Term Notes	0	4,900	0	4,900
U.S. Treasury Bills	0	13,525	0	13,525
Central Funds Used for Cash Management Purposes	48,125	0	0	48,125
	$48,125	$3,954,600	$42,582	$4,045,307

Short Sales, at value	$0	$(13,042)	$0	$(13,042)

Financial Derivative Instruments - Assets
Credit Contracts	0	55,542	75	55,617
Foreign Exchange Contracts	0	2,438	0	2,438
Interest Rate Contracts	63	31,241	0	31,304
	$63	$89,221	$75	$89,359

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,121)	0	(1,121)
Equity Contracts	(39)	0	0	(39)
Foreign Exchange Contracts	0	(12,729)	0	(12,729)
Interest Rate Contracts	(10)	(62,940)	0	(62,950)

	$(49)	$(76,790)	$0	$(76,839)

Totals	$48,139	$3,953,989	$42,657	$4,044,785

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$11,925	$0	$(1)	$0	$296	$1,617	$0	$13,837	$295
Industrials	23,204	0	(1,257)	(68)	(93)	599	0	0	22,385	637
Mortgage-Backed Securities	459	0	(90)	1	7	19	0	(396)	0	0
Asset-Backed Securities	7,936	0	(80)	31	0	393	0	(1,920)	6,360	366
Common Stocks
Consumer Discretionary	800	0	(150)	0	(4,850)	4,200	0	0	0	0
Financials	0	0	0	0	0	0	0	0	0	0
Industrials	0	0	0	0	(146)	146	0	0	0	0

	$32,399	$11,925	$(1,577)	$(37)	$(5,082)	$5,653	$1,617	$(2,316)	$42,582	$1,298

Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$75	$0	$0	$75	$75

Totals	$32,399	$11,925	$(1,577)	$(37)	$(5,082)	$5,728	$1,617	$(2,316)	$42,657	$1,373

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$6,313	Benchmark Pricing	Base Price	91.00 - 100.00
	7,524	Third Party Vendor	Broker Quote	104.50
Industrials	22,385	Third Party Vendor	Broker Quote	102.25 - 115.75
Asset-Backed Securities	5,818	Benchmark Pricing	Base Price	97.77
	542	Third Party Vendor	Broker Quote	101.75
Common Stocks
Financials	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Assets
Credit Contracts	$75	Indicative Market Quotations	Broker Quote	0.58

Total	$42,657

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.0%
CORPORATE BONDS & NOTES 0.9%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$3,300	$3,323
Commonwealth Bank of Australia
0.588% due 09/17/2014		12,200	12,246
0.763% due 07/12/2013		14,800	14,835
ING Bank Australia Ltd.
3.653% due 08/28/2013	AUD	1,000	1,040
3.790% due 06/24/2014		10,000	10,445
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,357
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,224
Westpac Banking Corp.
2.450% due 11/28/2016		100	106
2.900% due 09/10/2014		600	625

			45,201

MORTGAGE-BACKED SECURITIES 0.3%
Crusade Global Trust
3.450% due 08/14/2037	AUD	6,798	6,961
Puma Finance Ltd.
0.452% due 02/21/2038		$1,956	1,926
3.547% due 08/22/2037	AUD	3,366	3,416
3.640% due 07/12/2036		810	821
Superannuation Members Home Loan Programme
4.590% due 09/09/2041		377	395
Torrens Trust
0.390% due 10/15/2036	EUR	625	822
3.560% due 10/19/2038	AUD	3,468	3,539

			17,880

SOVEREIGN ISSUES 0.8%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,832
6.000% due 03/01/2022		13,800	16,561
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		18,000	24,375

			44,768

Total Australia (Cost $100,144)			107,849

BELGIUM 0.6%
SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,747
3.500% due 06/28/2017	EUR	15,400	22,817

Total Belgium (Cost $28,711)			31,564

CANADA 1.8%
CORPORATE BONDS & NOTES 0.4%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	4,977
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,979
National Bank of Canada
2.200% due 10/19/2016		$10,300	10,847

			19,803

SOVEREIGN ISSUES 1.4%
Canada Government Bond
1.500% due 12/01/2044 (c)	CAD	211	282
4.000% due 06/01/2041		4,300	5,781
Province of British Columbia
4.300% due 06/18/2042		3,100	3,699
Province of Ontario
2.450% due 06/29/2022		$6,600	6,692
3.150% due 06/02/2022	CAD	25,100	26,122

Province of Quebec
3.000% due 09/01/2023		12,800	12,897
3.500% due 12/01/2022		5,000	5,297
4.250% due 12/01/2021		10,000	11,251
5.000% due 12/01/2041		100	127
6.000% due 10/01/2029		2,000	2,684

			74,832

Total Canada (Cost $93,228)			94,635

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Avalon Capital Ltd.
0.582% due 02/24/2019		$981	969
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		1,494	1,449
Duane Street CLO Ltd.
0.562% due 11/08/2017		2,171	2,156
First CLO Ltd.
0.620% due 12/14/2016		54	54
Galaxy CLO Ltd.
0.555% due 04/25/2019		3,452	3,343
Hillmark Funding
0.562% due 05/21/2021		8,200	7,935
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		41	41
ING Investment Management Co.
0.581% due 12/01/2017		1,250	1,227
Lafayette CLO Ltd.
1.751% due 09/06/2022		2,608	2,602
Octagon Investment Partners Ltd.
0.612% due 11/28/2018		3,882	3,811
Pacifica CDO Ltd.
0.574% due 01/26/2020		1,395	1,377
0.700% due 05/13/2016		299	297
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		226	226
Sagamore CLO Ltd.
0.880% due 10/15/2015		256	256
Stone Tower CLO Ltd.
0.560% due 04/17/2021		700	670
Wind River CLO Ltd.
0.639% due 12/19/2016		1,145	1,135

Total Cayman Islands (Cost $27,135)			27,548

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.352% due 01/01/2038	DKK	4,669	848

SOVEREIGN ISSUES 0.3%
Denmark Government International Bond
3.000% due 11/15/2021		69,100	14,252

Total Denmark (Cost $13,427)			15,100

FRANCE 3.7%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.080% due 03/25/2022	EUR	400	532

CORPORATE BONDS & NOTES 3.7%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013		3,100	4,164
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$13,300	13,837
4.500% due 01/09/2013	EUR	3,000	3,962
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		$16,600	16,634
Credit Agricole S.A.
2.625% due 01/21/2014		600	608
Dexia Credit Local S.A.
0.793% due 04/29/2014		8,350	8,244
0.839% due 01/14/2013	GBP	7,900	12,897
2.000% due 03/05/2013		$250	250
2.750% due 01/10/2014		76,400	77,139
2.750% due 04/29/2014		32,500	33,176

Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	10,000	13,953
GCE Covered Bonds S.A.
2.125% due 06/03/2014		1,100	1,486
2.250% due 02/04/2013		600	793
Vivendi S.A.
6.625% due 04/04/2018		$7,000	8,236

			195,379

Total France (Cost $191,364)			195,911

GERMANY 9.9%
CORPORATE BONDS & NOTES 7.4%
FMS Wertmanagement AoR
0.316% due 02/18/2015	EUR	8,500	11,252
0.749% due 06/16/2014	GBP	5,200	8,473
2.375% due 12/15/2014	EUR	79,300	109,269
2.750% due 06/03/2016		15,100	21,491
3.375% due 06/17/2021		26,100	39,703
KFW
0.625% due 05/29/2015		42,500	56,800
2.000% due 09/07/2016		6,850	9,600
2.750% due 09/07/2015	GBP	20,000	34,248
5.500% due 02/09/2022	AUD	15,600	17,804
6.000% due 08/20/2020		3,000	3,507
6.250% due 05/19/2021		21,000	25,005
Landwirtschaftliche Rentenbank
3.750% due 04/12/2013	EUR	3,000	4,000
5.500% due 03/09/2020	AUD	25,500	28,770
5.500% due 03/29/2022		20,000	22,747

			392,669

SOVEREIGN ISSUES 2.5%
Republic of Germany
1.750% due 07/04/2022	EUR	7,500	10,316
2.500% due 07/04/2044		18,400	26,236
3.250% due 07/04/2021		1,600	2,483
4.000% due 01/04/2037		8,600	15,439
4.750% due 07/04/2034		18,000	34,856
5.500% due 01/04/2031		17,800	35,968
5.625% due 01/04/2028		3,000	5,912
6.250% due 01/04/2030		40	85
State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,727
4.000% due 02/14/2014		100	138

			133,160

Total Germany (Cost $512,470)			525,829

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
0.723% due 08/08/2022	EUR	3,100	3,903
Magi Funding PLC
0.671% due 04/11/2021		4,713	6,055

			9,958

CORPORATE BONDS & NOTES 0.7%
Depfa ACS Bank
3.875% due 07/15/2013		4,500	6,028
4.375% due 01/15/2015		2,900	4,058
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		11,800	16,915
4.250% due 01/18/2017		6,000	9,033
4.375% due 01/18/2022		1,000	1,618
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (d)		200	298

			37,950

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.230% due 07/15/2048		1,503	1,534

Opera Finance PLC
0.400% due 01/15/2015		4,350	4,471

			6,005

Total Ireland (Cost $54,456)			53,913

ITALY 6.1%
ASSET-BACKED SECURITIES 0.5%
Berica ABS SRL
0.485% due 12/30/2055	EUR	23,000	28,596

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.712% due 02/24/2014		$4,800	4,796
6.500% due 02/24/2021		14,600	15,395

			20,191

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	19,328	22,706

SOVEREIGN ISSUES 4.8%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015		2,000	2,687
3.750% due 04/15/2016		16,900	23,177
3.750% due 03/01/2021		6,400	8,321
3.750% due 08/01/2021		3,300	4,261
4.250% due 02/01/2019		10,900	14,892
4.500% due 02/01/2018		7,800	10,889
4.500% due 08/01/2018		8,000	11,119
4.500% due 03/01/2019		15,100	20,892
4.750% due 09/15/2016		27,100	38,280
4.750% due 05/01/2017		12,700	17,905
4.750% due 06/01/2017		900	1,266
5.000% due 03/01/2022		14,400	20,047
5.000% due 08/01/2034		3,400	4,496
5.000% due 08/01/2039		4,200	5,555
5.000% due 09/01/2040		3,800	5,026
5.250% due 08/01/2017		2,000	2,873
5.500% due 09/01/2022		20,600	29,517
5.750% due 02/01/2033		200	288
Republic of Italy Government Bond
3.125% due 01/26/2015		$4,900	4,979
4.750% due 01/25/2016		2,000	2,096
5.250% due 09/20/2016		3,700	3,936
5.750% due 07/25/2016	EUR	2,400	3,455
6.000% due 08/04/2028	GBP	10,900	17,580
6.875% due 09/27/2023		$2,700	3,176

			256,713

Total Italy (Cost $301,026)			328,206

JAPAN 2.0%
CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	80,000	914
0.775% due 04/25/2013		30,000	345
1.094% due 04/25/2013		20,000	231
1.415% due 12/24/2013		50,000	569
1.470% due 10/28/2013		20,000	229
4.500% due 03/24/2014	EUR	5,900	7,918
4.750% due 02/28/2014	JPY	60,000	710

			10,916

SOVEREIGN ISSUES 1.8%
Japan Government International Bond
0.900% due 03/20/2022		8,250,000	96,793

Total Japan (Cost $115,396)			107,709

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	9,000	13,297

Total Jersey, Channel Islands (Cost $12,240)			13,297

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.1%
Asset-Backed European Securitisation Transaction SRL
1.010% due 09/21/2020	EUR	64	85
Penta CLO S.A.
0.564% due 06/04/2024		2,518	3,124

			3,209

CORPORATE BONDS & NOTES 0.1%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$6,200	6,312

MORTGAGE-BACKED SECURITIES 0.1%
Windermere CMBS PLC
0.370% due 08/22/2016	EUR	3,548	4,638

Total Luxembourg (Cost $13,850)			14,159

MEXICO 2.0%
SOVEREIGN ISSUES 2.0%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	63,975
6.250% due 06/16/2016	MXN	138,600	11,179
6.500% due 06/10/2021		210,900	17,714
10.000% due 12/05/2024		123,500	13,393

Total Mexico (Cost $107,974)			106,261

NETHERLANDS 13.0%
ASSET-BACKED SECURITIES 0.7%
Chapel BV
0.851% due 11/17/2064	EUR	1,012	972
Euro-Galaxy CLO BV
0.444% due 10/23/2021		9,000	11,546
Eurocredit CDO BV
0.930% due 02/22/2020		2,917	3,785
Globaldrive BV
0.860% due 04/20/2019		3,352	4,452
1.710% due 04/20/2018		1,149	1,534
Grosvenor Place CLO BV
0.455% due 07/20/2021		3,826	4,910
0.789% due 07/20/2021	GBP	6,346	10,026
Jubilee CDO BV
0.806% due 10/15/2019	EUR	1,444	1,882

			39,107

CORPORATE BONDS & NOTES 1.8%
ABN AMRO Bank NV
3.250% due 01/18/2013		8,600	11,365
Achmea Hypotheekbank NV
0.663% due 11/03/2014		$6,600	6,603
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	20,554
GMAC International Finance BV
7.500% due 04/21/2015		2,100	3,043
ING Bank NV
1.711% due 06/09/2014		$3,985	4,024
2.500% due 01/14/2016		14,000	14,578
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	9,500	13,078
NIBC Bank NV
0.691% due 12/02/2014		$17,600	17,556
2.800% due 12/02/2014		400	415
3.500% due 04/07/2014	EUR	3,000	4,126
Rabobank Group
11.000% due 06/30/2019 (d)		$521	707
Royal Bank of Scotland NV
0.940% due 06/08/2015	EUR	500	622

Ziggo Finance BV
6.125% due 11/15/2017		150	212

			96,883

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
0.303% due 12/17/2064		2,273	3,000

SOVEREIGN ISSUES 10.4%
Netherlands Government Bond
1.250% due 01/15/2018		5,300	7,219
2.250% due 07/15/2022		80,600	113,542
2.500% due 01/15/2017		44,000	63,124
3.250% due 07/15/2021		25,300	38,595
3.500% due 07/15/2020		28,400	43,921
4.000% due 07/15/2018		32,500	50,545
4.000% due 07/15/2019		14,600	23,037
4.500% due 07/15/2017		137,500	214,577

			554,560

Total Netherlands (Cost $655,101)			693,550

NEW ZEALAND 3.6%
SOVEREIGN ISSUES 3.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	97,700	89,238
5.500% due 04/15/2023		36,100	34,890
6.000% due 12/15/2017		7,200	6,794
6.000% due 05/15/2021		49,000	48,200
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		10,600	9,436

Total New Zealand (Cost $166,169)			188,558

NORWAY 1.5%
CORPORATE BONDS & NOTES 1.5%
DNB Bank ASA
6.012% due 03/29/2017 (d)	GBP	200	335
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	2,800	3,880
2.900% due 03/29/2017		$10,000	10,653
4.125% due 02/01/2013	EUR	1,000	1,324
Eksportfinans ASA
0.551% due 10/07/2013		$1,600	1,572
0.553% due 04/05/2013		4,375	4,355
0.890% due 06/16/2015	JPY	300,000	3,190
1.600% due 03/20/2014		144,000	1,622
2.000% due 09/15/2015		$6,500	6,225
2.375% due 05/25/2016		10,000	9,545
3.000% due 11/17/2014		15,769	15,651
4.750% due 06/11/2013	EUR	1,550	2,079
5.500% due 05/25/2016		$1,200	1,250
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015		15,800	15,795

Total Norway (Cost $75,205)			77,476

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	55,300	7,169
8.250% due 09/15/2017		100	13

Total South Africa (Cost $7,184)			7,182

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,143

SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	650

Total South Korea (Cost $8,806)			7,793

SPAIN 8.7%
CORPORATE BONDS & NOTES 0.6%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	12,800	17,057
Banco Espanol de Credito S.A.
3.500% due 01/27/2015		2,000	2,688
4.250% due 09/16/2014		3,400	4,628
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,528

			29,901

SOVEREIGN ISSUES 8.1%
Autonomous Community of Madrid Spain
4.305% due 03/06/2014	EUR	18,000	23,809
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,800	2,407
Instituto de Credito Oficial
0.563% due 01/28/2013		$10,200	10,183
1.934% due 03/25/2014	EUR	38,100	49,201
4.000% due 12/08/2014	GBP	4,000	6,480
4.375% due 03/31/2014	EUR	1,200	1,610
4.500% due 03/07/2013	GBP	2,450	3,986
4.500% due 07/08/2014	EUR	10,700	14,378
4.875% due 07/30/2017		200	268
Spain Government International Bond
3.250% due 04/30/2016		5,900	7,721
3.625% due 06/17/2013		$9,300	9,306
3.750% due 10/31/2015	EUR	8,900	11,839
3.800% due 01/31/2017		36,500	48,138
4.000% due 07/30/2015		14,300	19,294
4.000% due 04/30/2020		7,600	9,549
4.200% due 01/31/2037		31,100	32,962
4.250% due 10/31/2016		70,800	95,149
4.600% due 07/30/2019		7,300	9,673
5.250% due 04/06/2029	GBP	1,600	2,347
5.500% due 07/30/2017	EUR	29,500	41,290
5.500% due 04/30/2021		2,100	2,847
5.850% due 01/31/2022		18,000	24,827
Xunta de Galicia
6.964% due 12/28/2017		3,000	3,958

			431,222

Total Spain (Cost $447,127)			461,123

SUPRANATIONAL 3.0%
CORPORATE BONDS & NOTES 3.0%
African Development Bank
5.250% due 03/23/2022	AUD	3,100	3,521
European Union
2.375% due 10/04/2018	EUR	4,700	6,760
2.500% due 12/04/2015		17,200	24,235
2.750% due 06/03/2016		12,700	18,174
3.125% due 01/27/2015		11,900	16,688
3.250% due 11/07/2014		1,650	2,308
3.250% due 04/04/2018		26,300	39,311
3.375% due 05/10/2019		1,000	1,519
3.375% due 04/04/2032		17,900	27,340
3.500% due 06/04/2021		500	768
Inter-American Development Bank
6.000% due 02/26/2021	AUD	5,500	6,569
International Finance Corp.
5.000% due 08/03/2016		2,300	2,530
5.750% due 06/24/2014		6,700	7,242

Total Supranational (Cost $151,096)			156,965

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Nordea Bank AB
3.125% due 03/20/2017		$100	106
Stadshypotek AB
0.861% due 09/30/2013		14,500	14,540
1.450% due 09/30/2013		14,100	14,207
4.250% due 10/10/2017	AUD	1,200	1,250

Total Sweden (Cost $29,949)			30,103

UNITED KINGDOM 16.9%
CORPORATE BONDS & NOTES 3.1%
Abbey National Treasury Services PLC
2.500% due 03/18/2014	EUR	1,500	1,989
3.125% due 06/30/2015		35,200	48,238
Bank of Scotland PLC
4.500% due 10/23/2013		600	819
7.286% due 05/31/2016 (d)	GBP	4,975	7,810
Barclays Bank PLC
2.250% due 05/10/2017		$17,800	18,376
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	17,700	26,016
HBOS PLC
6.750% due 05/21/2018		$4,925	5,325
LBG Capital PLC
6.385% due 05/12/2020	EUR	200	264
6.439% due 05/23/2020		300	394
7.375% due 03/12/2020		400	540
7.625% due 12/09/2019	GBP	800	1,368
7.869% due 08/25/2020		1,300	2,256
7.875% due 11/01/2020		$1,100	1,194
8.000% due 06/15/2020 (d)		500	521
8.500% due 12/17/2021 (d)		17,858	18,617
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		6,000	6,952
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,538
5.700% due 06/01/2014		6,800	7,202
Rexam PLC
6.750% due 06/01/2013		1,000	1,022
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	4,700	4,190
6.990% due 10/05/2017 (d)		$400	382
Royal Bank of Scotland PLC
2.750% due 08/18/2014	EUR	2,700	3,605
4.000% due 10/27/2014	AUD	900	894
4.010% due 02/17/2017		2,100	1,725
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,176

			163,413

MORTGAGE-BACKED SECURITIES 3.8%
Alba PLC
0.343% due 12/15/2038	EUR	469	548
EuroMASTR PLC
0.719% due 06/15/2040	GBP	503	754
Eurosail PLC
0.341% due 03/13/2045	EUR	540	651
0.679% due 06/10/2044	GBP	12,241	18,810
Fosse Master Issuer PLC
2.633% due 10/18/2054		15,400	25,715
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	3,134	4,111
0.838% due 03/20/2044	GBP	5,100	8,177
0.838% due 06/20/2044		3,275	5,271
0.898% due 09/20/2044		2,286	3,668
0.909% due 01/20/2044		4,915	7,886
Holmes Master Issuer PLC
1.610% due 10/15/2054	EUR	11,842	15,767
Mall Funding PLC
1.209% due 04/22/2017	GBP	3,779	5,906
Mansard Mortgages PLC
1.169% due 12/15/2049		6,708	10,164
Newgate Funding PLC
0.426% due 12/01/2050	EUR	3,500	3,414
0.698% due 12/01/2050	GBP	1,200	1,688
0.783% due 12/15/2050	EUR	12,800	15,342
1.433% due 12/15/2050		2,400	2,149
1.519% due 12/15/2050	GBP	985	1,299
1.683% due 12/15/2050	EUR	4,000	3,071
1.769% due 12/15/2050	GBP	3,100	3,475
Opera Finance PLC
0.728% due 02/02/2017		16,076	25,440
Paragon Mortgages PLC
0.883% due 05/15/2041		613	893
Preferred Residential Securities
1.269% due 12/15/2042		795	852
ResLoc U.K. PLC
0.739% due 12/15/2043		2,893	3,474

RMAC Securities PLC
0.333% due 06/12/2044	EUR	4,193	5,057
0.461% due 06/12/2044		$456	415
0.689% due 06/12/2044	GBP	3,760	5,522
Southern Pacific Financing PLC
1.119% due 12/10/2042		456	594
Tenterden Funding PLC
2.018% due 03/21/2044		10,476	17,148
Windermere CMBS PLC
0.766% due 04/24/2017		2,478	3,909

			201,170

SOVEREIGN ISSUES 10.0%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		36,979	64,978
0.125% due 03/22/2029 (c)		12,413	21,141
0.375% due 03/22/2062 (c)		5,415	9,824
1.875% due 11/22/2022 (c)		66,757	139,024
4.250% due 12/07/2027		11,700	23,556
4.250% due 06/07/2032		17,200	34,467
4.250% due 03/07/2036		1,000	1,987
4.250% due 09/07/2039		8,400	16,640
4.500% due 09/07/2034		7,200	14,832
4.750% due 12/07/2030		74,300	158,161
4.750% due 12/07/2038		14,800	31,678
6.000% due 12/07/2028		6,300	15,166

			531,454

Total United Kingdom (Cost $820,906)			896,037

UNITED STATES 24.5%
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc.
1.080% due 07/25/2034		$1,031	882
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		8	7
0.910% due 10/25/2031		3	3
Argent Securities, Inc.
1.030% due 02/25/2034		596	514
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		3,664	3,374
Bear Stearns Asset-Backed Securities Trust
0.460% due 08/25/2020		753	538
0.610% due 09/25/2046		1,937	1,448
Carrington Mortgage Loan Trust
0.530% due 10/25/2035		50	50
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033		36	33
Citibank Omni Master Trust
2.959% due 08/15/2018		2,100	2,185
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		592	581
0.270% due 07/25/2045		2,508	1,802
0.280% due 05/25/2037		437	321
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		226	236
6.681% due 12/01/2033		132	137
Countrywide Asset-Backed Certificates
0.390% due 08/25/2036		1,486	1,445
0.390% due 09/25/2036		206	199
0.550% due 12/25/2036		171	87
0.690% due 12/25/2031		12	7
0.860% due 06/25/2035		500	476
5.103% due 05/25/2035		2,000	1,713
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		2	2
First Franklin Mortgage Loan Trust
0.570% due 10/25/2035		4,000	3,237
Home Equity Asset Trust
0.810% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		468	107
Indymac Residential Asset-Backed Trust
0.660% due 08/25/2035		1,000	889
Lehman XS Trust
0.360% due 04/25/2037		2,379	1,520
0.440% due 06/25/2046 ^		135	9
0.450% due 11/25/2046		325	67
0.530% due 11/25/2046 ^		922	226
Long Beach Mortgage Loan Trust
0.760% due 06/25/2035		2,425	2,373
0.770% due 10/25/2034		360	321

Merrill Lynch Mortgage Investors, Inc.
0.290% due 09/25/2037		226	55
0.330% due 02/25/2037		62	23
0.710% due 06/25/2036		1,000	832
Morgan Stanley ABS Capital
1.155% due 06/25/2034		1,824	1,683
Morgan Stanley Home Equity Loan Trust
0.560% due 04/25/2037		2,000	1,058
Morgan Stanley Mortgage Loan Trust
0.280% due 01/25/2047		14	13
0.570% due 04/25/2037		708	335
5.919% due 09/25/2046		2,414	1,519
New Century Home Equity Loan Trust
1.095% due 05/25/2034		3,714	3,298
Novastar Home Equity Loan
0.920% due 12/25/2033		314	290
People’s Choice Home Loan Securities Trust
1.560% due 01/25/2035		2,000	1,282
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047		1,169	1,017
0.520% due 06/25/2047		1,769	943
RAAC Series
1.410% due 09/25/2047		6,261	5,748
Renaissance Home Equity Loan Trust
0.710% due 12/25/2033		579	551
Residential Asset Mortgage Products Trust
0.720% due 06/25/2035		2,000	1,712
Residential Asset Securities Corp. Trust
0.710% due 07/25/2032 ^		33	25
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037		56	52
0.260% due 12/25/2036		51	25
SLM Student Loan Trust
0.453% due 09/15/2021	EUR	2,950	3,876
1.815% due 04/25/2023		$1,916	1,999
Soundview Home Loan Trust
0.270% due 11/25/2036		43	15
0.340% due 12/25/2036		2,260	2,083
0.460% due 08/25/2037		3,000	1,231
Structured Asset Investment Loan Trust
0.570% due 10/25/2035		1,546	1,454
Structured Asset Securities Corp.
0.610% due 05/25/2034		5	4
0.790% due 01/25/2033		8	7
1.714% due 04/25/2035		522	504
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		69	28

			56,452

BANK LOAN OBLIGATIONS 0.2%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		13,000	12,947

CORPORATE BONDS & NOTES 4.4%
Ally Financial, Inc.
3.709% due 06/20/2014		4,600	4,729
8.300% due 02/12/2015		3,000	3,349
American International Group, Inc.
0.382% due 07/19/2013	EUR	1,100	1,450
6.765% due 11/15/2017	GBP	685	1,316
6.797% due 11/15/2017	EUR	2,422	3,896
8.000% due 05/22/2068		12,000	18,361
8.625% due 05/22/2068	GBP	550	1,093
AutoZone, Inc.
6.500% due 01/15/2014		$100	106
7.125% due 08/01/2018		700	880
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	316
Avnet, Inc.
6.625% due 09/15/2016		500	566
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,170
Bank of America Corp.
0.880% due 05/23/2017		6,000	7,356
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	3,105
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,160
6.000% due 06/15/2017		1,000	1,159
Centex Corp.
5.700% due 05/15/2014		1,000	1,055
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,103

CIT Group, Inc.
5.250% due 04/01/2014		2,600	2,704
Citigroup, Inc.
0.593% due 11/05/2014		5,600	5,561
5.500% due 10/15/2014		422	453
6.000% due 12/13/2013		5,914	6,198
6.125% due 05/15/2018		600	720
6.393% due 03/06/2023	EUR	2,000	2,881
CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,597
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,436
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,208
Goldman Sachs Group, Inc.
1.312% due 02/07/2014		1,900	1,906
HCP, Inc.
5.650% due 12/15/2013		3,000	3,139
6.700% due 01/30/2018		2,900	3,500
International Lease Finance Corp.
6.375% due 03/25/2013		4,450	4,513
6.500% due 09/01/2014		7,000	7,507
6.625% due 11/15/2013		500	521
6.750% due 09/01/2016		5,700	6,427
Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,256
Lehman Brothers Holdings, Inc.
1.000% due 01/24/2013 ^		4,600	1,098
1.000% due 05/02/2018 ^		14,600	3,541
Loews Corp.
5.250% due 03/15/2016		800	892
Masco Corp.
6.125% due 10/03/2016		8,200	9,062
Maytag Corp.
5.000% due 05/15/2015		2,200	2,309
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	7,925	10,393
0.488% due 05/30/2014		3,800	4,967
0.490% due 08/25/2014		900	1,173
4.875% due 05/30/2014		3,700	5,137
6.400% due 08/28/2017		$3,700	4,348
6.750% due 05/21/2013	EUR	500	674
6.875% due 04/25/2018		$1,000	1,206
Morgan Stanley
3.510% due 03/01/2013	AUD	5,200	5,398
PPG Industries, Inc.
6.650% due 03/15/2018		$4,000	4,970
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,934
Qwest Corp.
3.558% due 06/15/2013		1,500	1,512
RBS Capital Trust
4.709% due 07/01/2013 (d)		450	353
Ryder System, Inc.
5.850% due 03/01/2014		500	526
Simon Property Group LP
6.125% due 05/30/2018		1,900	2,316
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,219
SSIF Nevada LP
1.040% due 04/14/2014		2,200	2,213
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,145
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,900	26,352
4.375% due 09/16/2014		13,400	18,609

			235,044

MORTGAGE-BACKED SECURITIES 6.3%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035		$410	378
3.373% due 07/25/2035		754	632
American Home Mortgage Assets LLC
0.400% due 09/25/2046		1,966	1,264
0.440% due 09/25/2046 ^		285	39
American Home Mortgage Investment Trust
2.010% due 09/25/2045		806	773
2.533% due 10/25/2034		807	809
Banc of America Funding Corp.
2.687% due 02/20/2036		2,839	2,827
3.177% due 11/20/2034		1,661	1,484
5.500% due 09/25/2035		6,368	6,527
5.621% due 01/20/2047 ^		467	341
5.750% due 11/25/2035		1,592	1,678

5.927% due 10/20/2046 ^	2,054	1,525
6.000% due 08/25/2036	657	660
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	27,739	27,756
Banc of America Mortgage Trust
3.089% due 07/25/2035	266	263
3.114% due 09/25/2035	766	707
5.500% due 11/25/2035	788	788
BCAP LLC Trust
0.900% due 01/26/2047	1,606	1,321
4.185% due 02/26/2036	667	601
5.250% due 02/26/2036	3,060	3,066
5.250% due 04/26/2037	3,307	3,114
5.250% due 08/26/2037	3,815	3,790
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	5,261	5,344
2.510% due 05/25/2033	188	191
2.570% due 03/25/2035	5,753	5,822
2.662% due 10/25/2035	204	208
2.866% due 10/25/2033	333	337
3.010% due 02/25/2034	58	57
3.078% due 03/25/2035	1,220	1,231
3.191% due 11/25/2034	1,693	1,605
3.195% due 05/25/2034	243	239
3.233% due 05/25/2034	767	757
3.831% due 02/25/2033	21	21
5.141% due 08/25/2035	1,986	2,027
5.449% due 02/25/2036 ^	851	546
Bear Stearns Alt-A Trust
2.752% due 08/25/2036 ^	132	84
2.882% due 11/25/2035 ^	125	88
2.924% due 11/25/2036	4,331	2,903
2.964% due 11/25/2036	2,188	1,417
3.001% due 09/25/2035	3,110	2,457
4.749% due 11/25/2036 ^	1,094	826
5.433% due 08/25/2036 ^	2,749	1,897
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	280	185
Bella Vista Mortgage Trust
0.461% due 05/20/2045	67	49
Chase Mortgage Finance Corp.
3.037% due 02/25/2037	1,537	1,589
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	2,424	2,480
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,528	1,518
2.340% due 09/25/2035	1,610	1,588
2.570% due 10/25/2035	2,711	2,617
2.689% due 08/25/2035	866	867
2.927% due 07/25/2046 ^	2,895	2,288
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	1,454	1,491
Commercial Mortgage Pass-Through Certificates
0.435% due 02/05/2019	1,973	1,933
0.466% due 12/10/2046 (a)	102,883	485
Countrywide Alternative Loan Trust
0.350% due 04/25/2047	5,254	4,106
0.370% due 02/25/2047	861	651
0.380% due 05/25/2047	823	586
0.406% due 12/20/2046	2,670	1,703
0.410% due 05/25/2036	103	71
0.410% due 06/25/2037	2,451	1,919
0.420% due 05/25/2035	2,300	1,654
0.420% due 07/25/2046	2,131	1,582
0.421% due 03/20/2046	128	85
0.460% due 09/25/2046	1,700	421
0.470% due 07/25/2046 ^	1,204	301
0.490% due 12/25/2035	67	53
0.491% due 09/20/2046	1,565	268
0.560% due 05/25/2037 ^	1,323	766
0.560% due 06/25/2037	201	4
0.610% due 06/25/2036 ^	779	467
0.630% due 12/25/2035	477	218
1.565% due 08/25/2035	861	671
1.581% due 11/25/2035	954	665
2.121% due 11/25/2035	758	545
5.250% due 06/25/2035	522	460
6.000% due 10/25/2032	5	5
6.000% due 01/25/2037 ^	2,626	2,137
6.250% due 08/25/2037 ^	936	686
6.500% due 08/25/2032	892	895
Countrywide Home Loan Mortgage Pass-Through Trust
0.410% due 04/25/2046	2,361	1,572
0.430% due 05/25/2035	1,170	814
0.500% due 04/25/2035	195	142
0.530% due 03/25/2035	2,599	1,738

0.540% due 02/25/2035	136	124
0.550% due 02/25/2035	168	147
0.550% due 03/25/2036	695	290
2.783% due 02/20/2036	1,261	1,090
2.860% due 08/25/2034	139	123
2.934% due 11/25/2034	116	107
3.026% due 08/25/2034	241	211
3.090% due 09/25/2047 ^	1,847	1,472
4.193% due 11/19/2033	31	32
4.367% due 04/20/2036 ^	701	508
4.851% due 11/20/2034	2,464	2,389
5.055% due 01/20/2035	354	343
Credit Suisse First Boston Mortgage Securities Corp.
1.360% due 03/25/2034 ^	231	202
2.559% due 07/25/2033	61	61
2.687% due 08/25/2033	513	520
6.000% due 12/25/2035	500	507
Credit Suisse Mortgage Capital Certificates
5.764% due 12/18/2049	6,400	7,428
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036	1,121	569
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	15,100	291
1.392% due 11/10/2046 (a)	38,281	1,862
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036	166	73
5.500% due 12/25/2035 ^	1,329	1,076
6.300% due 07/25/2036 ^	1,122	657
Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035	2,300	2,351
First Horizon Alternative Mortgage Securities
2.432% due 08/25/2035	1,932	1,632
First Horizon Mortgage Pass-Through Trust
2.611% due 12/25/2033	391	391
2.613% due 08/25/2035	463	453
5.000% due 10/25/2020	170	175
GMAC Mortgage Corp. Loan Trust
3.632% due 06/25/2034	96	95
Greenpoint Mortgage Funding Trust
0.390% due 01/25/2037	1,636	964
0.410% due 12/25/2046 ^	1,302	469
0.420% due 04/25/2036	943	606
0.430% due 06/25/2045	510	409
0.480% due 11/25/2045	98	72
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	200	198
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,328
GS Mortgage Securities Corp.
2.413% due 11/10/2045 (a)	24,874	3,787
GSR Mortgage Loan Trust
1.920% due 03/25/2033	353	357
2.649% due 09/25/2035	4,800	4,485
2.660% due 09/25/2035	745	750
3.013% due 05/25/2035	604	561
Harborview Mortgage Loan Trust
0.400% due 09/19/2037	1,744	1,251
0.401% due 07/21/2036	1,681	1,208
0.450% due 03/19/2036	271	176
0.490% due 02/19/2036	845	567
0.520% due 11/19/2035	1,470	1,099
0.560% due 01/19/2035	103	73
0.950% due 02/19/2034	6	6
2.764% due 05/19/2033	569	573
3.075% due 07/19/2035	201	164
3.103% due 07/19/2035	73	68
Homebanc Mortgage Trust
0.390% due 12/25/2036	88	68
0.480% due 10/25/2035	2,670	2,104
Impac CMB Trust
0.870% due 03/25/2035	100	87
0.990% due 10/25/2034	969	856
Indymac Index Mortgage Loan Trust
0.420% due 05/25/2046	1,507	1,123
0.450% due 06/25/2037	1,197	977
0.460% due 02/25/2037	1,600	530
0.500% due 11/25/2036	1,000	372
2.651% due 12/25/2034	312	277
4.787% due 09/25/2035 ^	515	56
4.893% due 08/25/2035	568	481
Indymac Mortgage Loan Trust
0.390% due 07/25/2047	4,483	2,841
4.923% due 11/25/2035	1,978	1,920
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	500	500

JPMorgan Chase Commercial Mortgage Securities Corp.
5.292% due 01/12/2043	2,000	2,206
JPMorgan Mortgage Trust
2.365% due 11/25/2033	307	308
2.536% due 07/27/2037	1,566	1,270
2.745% due 08/25/2035	1,400	1,391
2.856% due 02/25/2036	1,740	1,493
3.059% due 10/25/2035	633	606
Luminent Mortgage Trust
0.380% due 12/25/2036	6,672	4,719
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046	469	324
0.550% due 05/25/2047 ^	1,448	354
2.630% due 11/21/2034	2,520	2,620
MASTR Alternative Loans Trust
0.610% due 03/25/2036	602	114
Mellon Residential Funding Corp.
0.649% due 12/15/2030	8	8
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035	1,211	1,136
1.214% due 10/25/2035	2,740	2,702
1.760% due 10/25/2035	2,137	2,109
3.115% due 06/25/2037	765	735
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	10,565	9,224
0.460% due 08/25/2036	380	357
2.482% due 02/25/2033	208	193
2.583% due 06/25/2035	1,072	1,058
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	85	67
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	700	807
Nomura Asset Acceptance Corp.
2.785% due 10/25/2035	773	662
3.220% due 08/25/2035	1,464	1,363
5.227% due 02/25/2036 ^	409	314
5.820% due 03/25/2047	935	923
6.138% due 03/25/2047	800	789
RBSSP Resecuritization Trust
2.770% due 10/26/2036	2,664	2,707
Residential Accredit Loans, Inc. Trust
0.360% due 02/25/2047	2,100	1,169
0.390% due 06/25/2046	5,007	2,295
0.420% due 04/25/2046	122	58
0.510% due 01/25/2035	1,544	1,440
0.515% due 09/25/2046	1,794	353
3.879% due 09/25/2035	803	618
6.000% due 06/25/2037 ^	1,111	844
Residential Asset Securitization Trust
0.660% due 12/25/2036 ^	569	185
6.250% due 10/25/2036 ^	530	383
6.500% due 08/25/2036 ^	1,075	734
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	534	435
5.341% due 06/25/2035	1,046	1,028
Sequoia Mortgage Trust
0.561% due 07/20/2033	704	697
2.649% due 04/20/2035	498	501
Structured Adjustable Rate Mortgage Loan Trust
0.430% due 05/25/2037	144	98
1.572% due 01/25/2035	56	40
1.710% due 10/25/2037 ^	635	346
2.775% due 02/25/2034	394	400
2.792% due 04/25/2035	2,361	2,115
2.824% due 04/25/2034	967	965
Structured Asset Mortgage Investments, Inc.
0.400% due 07/25/2046	1,595	1,067
0.420% due 04/25/2036	547	363
0.430% due 05/25/2036	4,441	2,942
0.430% due 09/25/2047	200	112
0.440% due 05/25/2045	720	520
0.460% due 07/19/2035	2,473	2,223
0.460% due 09/25/2047	550	40
0.520% due 12/25/2035	48	32
0.790% due 07/19/2034	24	24
1.665% due 08/25/2047	2,844	2,084
Structured Asset Securities Corp.
2.198% due 05/25/2032	54	51
2.859% due 10/28/2035	1,059	980
5.500% due 05/25/2035	596	608
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	50
Thornburg Mortgage Securities Trust
1.460% due 06/25/2047	1,672	1,487
5.750% due 06/25/2037	21,962	21,813
5.750% due 06/25/2047	4,273	3,780

UBS-Barclays Commercial Mortgage Trust
1.901% due 12/10/2045 (a)	63,100	8,157
UBS-Citigroup Commercial Mortgage Trust
2.513% due 01/10/2045 (a)	22,763	3,151
Wachovia Bank Commercial Mortgage Trust
5.732% due 06/15/2049	342	352
WaMu Mortgage Pass-Through Certificates
0.430% due 07/25/2046 ^	172	16
0.440% due 04/25/2045	1,571	1,478
0.490% due 11/25/2045	573	505
0.500% due 07/25/2045	1,133	1,076
0.500% due 10/25/2045	293	280
0.520% due 01/25/2045	302	296
0.530% due 01/25/2045	216	203
0.620% due 11/25/2034	1,705	1,673
0.740% due 11/25/2034	1,155	1,024
0.926% due 04/25/2047	1,066	960
1.105% due 05/25/2046	1,994	1,790
1.145% due 06/25/2046	2,790	2,437
1.160% due 02/25/2046	370	340
1.339% due 05/25/2041	358	354
1.565% due 06/25/2042	166	161
1.565% due 08/25/2042	135	129
2.403% due 04/25/2037	2,291	1,718
2.426% due 12/25/2036 ^	81	64
2.435% due 08/25/2034	1,091	1,084
2.454% due 06/25/2033	176	181
2.471% due 03/25/2035	1,051	1,049
2.496% due 02/25/2037 ^	1,333	980
2.511% due 10/25/2046	4,679	4,234
2.511% due 12/25/2046	1,035	899
2.538% due 11/25/2046	308	279
2.569% due 03/25/2034	971	989
2.915% due 12/25/2035	1,976	1,915
4.770% due 03/25/2036	2,367	2,297
5.146% due 02/25/2037	983	932
5.918% due 08/25/2046	4,862	4,611
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.460% due 07/25/2046	287	61
1.106% due 07/25/2046 ^	907	445
1.136% due 05/25/2046	2,820	1,765
6.000% due 10/25/2035	1,228	990
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033	3	3
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	446	391
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 03/25/2036	237	232
2.657% due 10/25/2035	3,339	3,308
2.685% due 04/25/2036	803	811
5.572% due 04/25/2036	518	213
6.000% due 10/25/2036	892	849

		335,338

MUNICIPAL BONDS & NOTES 0.5%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	995
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,064
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,700	3,812
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	660	651
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	638
7.618% due 08/01/2040	4,400	5,834
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series
2010 5.790% due 06/15/2041	3,590	4,112
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	592
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	1,129
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,350	6,691

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	770	700

		26,218

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital 7.875% due 10/30/2040	75,000	2,093
SLM Corp. CPI Linked Security
4.041% due 01/16/2018	15,700	370

		2,463

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 10.3%
Fannie Mae
0.270% due 07/25/2037	$1,295	1,245
0.330% due 03/25/2034	22	22
0.360% due 08/25/2034	18	18
0.410% due 10/27/2037	7,400	7,366
0.610% due 06/25/2029	11	11
0.640% due 11/25/2040	10,029	10,095
0.660% due 11/25/2040	11,276	11,376
0.710% due 11/25/2040 - 12/25/2040	13,462	13,594
1.360% due 06/01/2043	191	194
1.366% due 10/01/2044	158	163
2.248% due 06/01/2035	113	121
2.344% due 03/01/2033	158	163
2.361% due 05/01/2026	14	15
2.377% due 12/01/2034	66	69
2.492% due 11/01/2034	1,922	2,070
2.500% due 09/01/2027 - 11/01/2027	6,950	7,275
2.568% due 09/01/2019	7	7
2.580% due 11/01/2015	1,931	1,967
3.490% due 12/01/2020	5,125	5,668
3.500% due 12/01/2030 - 01/01/2043	301,741	321,897
4.000% due 10/01/2030 - 02/01/2043	74,924	80,437
4.491% due 12/01/2036	194	206
4.776% due 09/01/2035	207	222
5.000% due 02/01/2036 - 02/01/2041	769	838
5.700% due 08/01/2018	3,643	3,898
6.000% due 04/25/2043 - 07/25/2044	1,248	1,388
6.500% due 06/25/2044	33	38
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	963	964
Federal Housing Administration
6.896% due 07/01/2020	569	557
7.430% due 09/01/2022 - 11/01/2022	39	38
Freddie Mac
0.470% due 08/25/2031	40	39
0.559% due 12/15/2030	6	6
0.659% due 12/15/2031	76	77
0.689% due 10/15/2040	6,659	6,718
0.709% due 11/15/2040	2,654	2,674
0.809% due 12/15/2037	4,427	4,478
1.360% due 10/25/2044	1,062	1,063
2.336% due 06/01/2024	32	34
2.896% due 09/01/2035	74	79
3.000% due 03/01/2036	264	273
4.674% due 11/01/2035	366	391
5.000% due 10/01/2035	191	205
5.083% due 10/01/2035	354	379
5.090% due 08/01/2035	253	272
Ginnie Mae
1.625% due 10/20/2029	24	25
6.000% due 08/20/2034	5,706	6,835
NCUA Guaranteed Notes
0.563% due 03/06/2020	2,228	2,228
0.583% due 11/06/2017	49,921	50,031

		547,729

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.125% due 11/15/2041 (h)(i)(j)	22,100	23,050
3.750% due 08/15/2041 (h)(i)(j)	18,000	21,085
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)(i)(j)	19,045	20,400

0.125% due 07/15/2022		3,621	3,929
1.375% due 01/15/2020 (j)		3,102	3,679
1.750% due 01/15/2028 (h)(i)(j)		4,306	5,577
2.375% due 01/15/2027 (h)(i)(j)		4,932	6,803
2.500% due 01/15/2029 (h)(i)(j)		1,939	2,765

			87,288

Total United States (Cost $1,293,336)			1,303,479

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$3,200	3,147

Total Virgin Islands (British) (Cost $3,178)			3,147

SHORT-TERM INSTRUMENTS 11.4%
CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$14,600	14,617

COMMERCIAL PAPER 0.3%
Santander S.A.
2.200% due 04/02/2013		7,500	7,479
3.100% due 10/01/2013		9,600	9,459

			16,938

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013		3,000	3,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $3,060. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,077	1,077

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,100. Repurchase proceeds are $1,077.)

			4,077

SHORT-TERM NOTES 0.2%
Dexia Credit Local S.A.
1.084% due 09/18/2013	EUR	8,000	10,568

MEXICO TREASURY BILLS 1.2%
4.425% due 04/04/2013 - 05/16/2013 (b)	MXN	811,000	61,934

U.S. TREASURY BILLS 3.0%
0.146% due 02/07/2013 - 12/12/2013 (b)(g)(i)(j)		$160,259	160,089

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 6.3%
PIMCO Short-Term Floating NAV Portfolio		33,632,566	336,561

Total Short-Term Instruments (Cost $605,110)			604,784

PURCHASED OPTIONS (l) 0.1%
(Cost $4,868)			4,740

Total Investments 114.1% (Cost $5,839,456)			$6,056,918
Written Options (m) (0.3%) (Premiums $18,020)			(17,899)
Other Assets and Liabilities (Net) (13.8%)			(729,025)

Net Assets 100.0%			$5,309,994

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $479,084 at a weighted average interest rate of 0.406%.

(g)	Securities with an aggregate market value of $3,996 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $7,562 and cash of $1,416 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	266	$74
90-Day Euribor September Futures	Long	09/2015	4,438	2,140
Australia Government 3-Year Bond March Futures	Long	03/2013	200	47
Canada Government 10-Year Bond March Futures	Short	03/2013	260	69
Euro-Bobl March Futures	Long	03/2013	327	278
Euro-BTP Italy Government Bond March Futures	Long	03/2013	24	(15)
Euro-Bund 10-Year Bond March Futures	Long	03/2013	606	565
Japan Government 10-Year Bond March Futures	Long	03/2013	306	(2,613)
U.S. Treasury 5-Year Note March Futures	Long	03/2013	1,864	(340)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	1,399	(777)
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	759	818
United Kingdom Government 10-Year Gilt March Futures	Short	03/2013	540	(67)

				$179

(i)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $11,803 and cash of $1,493 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$516,300	$(24,430)	$(21,500)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	31,230,000	4,070	358

						$(20,360)	$(21,142)

(j)	Securities with an aggregate market value of $219,645 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.112%	$100	$(1)	$(2)	$1
AutoZone, Inc.	GST	(1.090%	)	09/20/2018	0.555%	700	(21)	0	(21)
Avnet, Inc.	BRC	(1.000%	)	09/20/2016	1.413%	500	7	16	(9)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.350%	5,700	102	868	(766)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.325%	1,000	(27)	(19)	(8)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.368%	1,000	(29)	(20)	(9)
Centex Corp.	BRC	(5.000%	)	06/20/2014	0.258%	1,000	(72)	(52)	(20)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.968%	2,800	163	0	163
CommonWealth REIT	MYC	(1.960%	)	12/20/2015	1.419%	8,250	(136)	0	(136)
Computer Sciences Corp.	BRC	(0.760%	)	03/20/2018	1.546%	750	29	0	29
Computer Sciences Corp.	GST	(1.180%	)	03/20/2018	1.546%	3,050	54	0	54
Credit Agricole S.A.	BRC	(1.000%	)	03/20/2014	0.202%	600	(6)	32	(38)
HCP, Inc.	BRC	(1.150%	)	03/20/2018	1.165%	2,900	1	0	1
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.188%	3,000	(56)	0	(56)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	1.537%	7,800	(542)	(501)	(41)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.027%	1,000	(99)	(31)	(68)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.307%	800	(1)	0	(1)
Masco Corp.	CBK	(1.910%	)	12/20/2016	1.689%	9,000	(82)	0	(82)
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.129%	2,500	(6)	0	(6)
Pearson Dollar Finance PLC	MYC	(0.540%	)	06/20/2014	0.217%	6,800	(34)	0	(34)
PPG Industries, Inc.	FBF	(0.830%	)	03/20/2018	0.620%	4,000	(44)	0	(44)
Reynolds American, Inc.	BRC	(1.200%	)	06/20/2013	0.136%	4,000	(22)	0	(22)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.262%	500	(4)	5	(9)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	1.788%	5,100	86	328	(242)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	0.981%	1,900	3	0	3
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	1.157%	1,000	8	(20)	28
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.247%	1,000	(5)	0	(5)
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.390%	8,200	(248)	(209)	(39)
United Kingdom Gilt	MYC	(1.000%	)	12/20/2017	0.390%	25,200	(764)	(617)	(147)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.156%	1,000	(4)	0	(4)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.228%	5,300	(21)	(45)	24
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.492%	600	15	0	15
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.492%	6,400	(6)	0	(6)
Vivendi S.A.	RYL	(3.100%	)	06/20/2013	0.228%	446	(7)	0	(7)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	0.583%	2,200	6	0	6

							$(1,763)	$(267)	$(1,496)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	CBK	1.000%	12/20/2016	0.312%	$1,900	$52	$4	$48
Australia Government Bond	DUB	1.000%	09/20/2016	0.289%	25,200	674	383	291
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%	11,100	297	160	137
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.339%	6,600	132	(117)	249
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.339%	11,400	227	(261)	488
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	0.717%	1,000	6	(19)	25
Italy Government International Bond	CBK	1.000%	06/20/2017	2.645%	6,500	(440)	(951)	511
Italy Government International Bond	DUB	1.000%	06/20/2017	2.645%	5,200	(351)	(795)	444
Italy Government International Bond	GST	1.000%	06/20/2017	2.645%	25,800	(1,744)	(4,251)	2,507
Italy Government International Bond	JPM	1.000%	06/20/2017	2.645%	700	(47)	(124)	77
Italy Government International Bond	RYL	1.000%	06/20/2017	2.645%	700	(47)	(123)	76
Newmont Mining Corp.	JPM	1.000%	09/20/2017	1.231%	5,000	(51)	(148)	97
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.177%	7,500	120	0	120
SoftBank Corp.	BRC	1.000%	12/20/2017	2.142%	JPY30,000	(19)	(31)	12
SoftBank Corp.	CBK	1.000%	12/20/2017	2.142%	50,000	(31)	(61)	30
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%	120,000	(73)	(122)	49
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%	110,000	(67)	(117)	50
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	2.996%	20,000	(4)	(11)	7
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	2.995%	100,000	(27)	(99)	72
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.995%	130,000	(13)	(53)	40
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%	40,000	(4)	(14)	10
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%	10,000	(2)	(4)	2
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	2.995%	70,000	(19)	(48)	29
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.202%	$5,100	102	48	54
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%	2,200	45	17	28
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.202%	23,900	481	154	327
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.202%	20,100	405	134	271

						$(398)	$(6,449)	$6,051

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$15,500	$(131)	$(568)	$437

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.623% based on the notional amount of currency received	07/22/2014	DUB	$176,991	JPY	14,000,000	$15,921	$(235)	$16,156
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	49,100		3,928,000	3,987	(284)	4,271

							$19,908	$(519)	$20,427

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	11,300	$1,171	$(47)	$1,218
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		7,800	808	(27)	835
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	3,930,000	3,161	1,123	2,038
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,600,000	1,287	436	851
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	149,600	482	48	434
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		230,200	741	(253)	994
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		224,900	349	8	341
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		78,200	306	34	272
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		69,800	273	39	234
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		913,100	3,576	703	2,873
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		194,534	214	(208)	422
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		243,600	269	(244)	513
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		261,000	288	(186)	474
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		251,500	189	(52)	241
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		127,500	95	(32)	127
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		473,400	355	(94)	449
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		78,900	516	(161)	677
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		41,600	272	(186)	458
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		27,500	265	17	248

							$14,617	$918	$13,699

(l)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$38,000	$3,065	$3,006
Put - OTC 30-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	1,600	126	126
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,500	1,614	1,543

							$4,805	$4,675

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	90.000	01/10/2013	$630,000	$63	$65

(m)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$19,500	$135	$(477)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	19,500	464	(6)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	161,000	3,059	(2,522)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	6,700	120	(105)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	81,900	1,544	(1,283)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	108,000	552	(2,640)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	108,000	2,933	(34)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	208,900	2,502	(8,150)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	208,900	3,918	(12)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	64,000	595	(1,565)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	64,000	1,235	(20)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	27,100	382	(1,057)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	27,100	450	(2)

							$ 17,889	$(17,873)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$69	$(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	62	(15)

						$131	$(26)

(n)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2043	$1,000	$1,084	$(1,083)

(o)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	117,937		$123,012	DUB	$794	$0	$794
01/2013	CLP	30,015		62	GSC	0	0	0
01/2013	EUR	159,483		205,719	BOA	0	(4,791)	(4,791)
01/2013		45,877		59,412	BPS	0	(1,143)	(1,143)
01/2013		20,783		26,877	BRC	0	(555)	(555)
01/2013		9,236		12,057	CBK	0	(134)	(134)
01/2013		16,533		21,831	GSC	7	0	7
01/2013		14,654		19,172	JPM	0	(170)	(170)
01/2013		4,030		5,241	RYL	0	(79)	(79)
01/2013		13,367		17,471	UAG	0	(173)	(173)
01/2013	GBP	26,077		41,749	FBF	0	(612)	(612)
01/2013		13,685		22,018	JPM	0	(212)	(212)
01/2013		38,822		62,686	RBC	0	(379)	(379)
01/2013		11,458		18,564	UAG	0	(49)	(49)
01/2013	IDR	3,226,100		329	MSC	0	0	0
01/2013	JPY	3,224,038		40,018	BPS	2,801	0	2,801
01/2013		6,957,140		82,498	BRC	2,188	0	2,188
01/2013		2,408,584		29,389	CBK	1,585	0	1,585
01/2013		962,746		11,788	DUB	674	0	674
01/2013		526,888		6,453	HUS	371	0	371
01/2013		325,927		3,958	RBC	195	0	195
01/2013		3,540,444		41,737	RYL	868	0	868
01/2013		8,083,762		97,011	UAG	3,695	0	3,695
01/2013	NZD	229,121		190,629	BOA	1,614	0	1,614
01/2013		$425	AUD	406	CBK	0	(4)	(4)
01/2013		99		95	HUS	0	(1)	(1)
01/2013		59	CLP	30,015	HUS	3	0	3
01/2013		140,723	EUR	106,166	BOA	0	(589)	(589)
01/2013		3,518		2,719	BRC	71	0	71
01/2013		221		169	CBK	2	0	2
01/2013		5,420		4,162	DUB	74	0	74
01/2013		16,777		12,963	RBC	333	0	333
01/2013		13,512		10,336	RYL	131	0	131
01/2013		172,378		130,240	UAG	504	(971)	(467)
01/2013		2,635	GBP	1,622	DUB	0	0	0
01/2013		4,601		2,845	FBF	21	0	21
01/2013		111,568		69,711	GSC	1,674	0	1,674
01/2013		457		284	JPM	4	0	4
01/2013		27,646		17,202	UAG	297	0	297
01/2013		545	IDR	5,291,950	HUS	0	(5)	(5)
01/2013		838,559	JPY	65,681,487	BPS	0	(80,356)	(80,356)
01/2013		102,080		8,126,035	BRC	0	(8,276)	(8,276)
01/2013		301		24,800	CBK	0	(15)	(15)
01/2013		34,833		2,778,774	DUB	0	(2,756)	(2,756)
01/2013		1,408,679		110,889,421	FBF	0	(128,613)	(128,613)
01/2013		61,440		5,043,820	MSC	0	(3,216)	(3,216)
01/2013		13,477		1,075,164	RBC	0	(1,066)	(1,066)
01/2013		46,182		3,801,805	RYL	0	(2,296)	(2,296)
01/2013		35,246		2,869,897	UAG	0	(2,117)	(2,117)
01/2013		181	NZD	216	DUB	0	(3)	(3)
01/2013		400	RUB	12,724	MSC	16	0	16
01/2013		6,946	ZAR	60,662	HUS	183	0	183
01/2013	ZAR	113,919		$12,885	JPM	0	(502)	(502)
02/2013	BRL	35,623		16,861	HUS	0	(464)	(464)
02/2013		15,215		7,228	JPM	0	(172)	(172)
02/2013		15,798		7,543	MSC	0	(140)	(140)
02/2013	CNY	73,455		11,550	HUS	0	(127)	(127)
02/2013		509,921		80,031	JPM	0	(1,025)	(1,025)
02/2013	DKK	500		86	DUB	0	(3)	(3)
02/2013	EUR	106,166		140,769	BOA	597	0	597
02/2013		30,095		38,553	BPS	0	(1,187)	(1,187)
02/2013		106,166		141,138	UAG	966	0	966
02/2013		$7,123	BRL	14,797	BRC	73	0	73
02/2013		14,821		30,841	HUS	178	0	178
02/2013		12,800		26,654	UAG	163	0	163
02/2013		11	DKK	62	JPM	0	0	0
02/2013		32,262		187,909	RBC	1,005	0	1,005
02/2013		14,531	EUR	11,022	BRC	22	0	22
02/2013		40,467		30,656	DUB	31	(22)	9
02/2013		110,309		83,272	FBF	0	(364)	(364)
02/2013		590		447	RBC	1	0	1
02/2013		39,937	GBP	24,632	RBC	73	0	73
02/2013		21,818	SEK	147,647	HUS	863	0	863
02/2013		267		1,815	MSC	12	0	12
03/2013	GBP	10,003		$16,255	UAG	9	0	9
03/2013		$65,425	CAD	64,642	CBK	0	(546)	(546)
03/2013		385		380	FBF	0	(3)	(3)
03/2013		10,596		10,524	RYL	0	(33)	(33)
03/2013		13,538	GBP	8,379	BRC	71	0	71
03/2013		17,452		10,831	RYL	139	0	139
04/2013	MXN	263,081		$20,387	CBK	234	0	234
04/2013		24,613		1,874	GSC	0	(14)	(14)
04/2013		24,364		1,841	HUS	0	(28)	(28)
04/2013		314,855		24,416	JPM	264	0	264
04/2013		906,775		69,294	MSC	0	(269)	(269)
04/2013		232,655		17,576	UAG	0	(272)	(272)
04/2013		$4,900	MXN	64,363	BOA	38	0	38
04/2013		4,315		55,397	BRC	0	(65)	(65)
04/2013		38,523		506,356	DUB	322	0	322
04/2013		67,348		866,008	HUS	1	(913)	(912)
04/2013		13,663		175,649	JPM	5	(193)	(188)
04/2013		26,633		343,599	MSC	4	(278)	(274)
04/2013		55,525		717,851	UAG	41	(496)	(455)
05/2013	MXN	195,650		$14,749	DUB	0	(197)	(197)
06/2013		$61	CLP	30,015	GSC	0	0	0
08/2013		8,142	CNY	51,000	DUB	0	(71)	(71)
08/2013		5,723		36,000	RYL	0	(26)	(26)
08/2013		6,214		39,000	UAG	0	(42)	(42)
04/2014		3,903		23,750	BRC	0	(165)	(165)
04/2014		9,834		59,911	CBK	0	(405)	(405)
04/2014		4,068		24,774	GST	0	(169)	(169)
04/2014		2,602		15,833	HUS	0	(110)	(110)
04/2014		7,000		42,636	JPM	0	(290)	(290)
04/2014		14,932		91,290	RYL	0	(565)	(565)
04/2014		5,203		31,660	UAG	0	(220)	(220)
09/2015		4,590		28,183	BOA	0	(219)	(219)
09/2015		5,883		36,000	BRC	0	(300)	(300)
09/2015		13,377		81,153	CBK	0	(792)	(792)
09/2015		1,852		11,190	JPM	0	(116)	(116)
09/2015		4,440		27,317	MSC	0	(204)	(204)

						$23,217	$(249,588)	$(226,371)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$45,201	$0	$45,201
Mortgage-Backed Securities	0	17,880	0	17,880
Sovereign Issues	0	44,768	0	44,768
Belgium
Sovereign Issues	0	31,564	0	31,564
Canada
Corporate Bonds & Notes	0	19,803	0	19,803
Sovereign Issues	0	74,832	0	74,832
Cayman Islands
Asset-Backed Securities	0	24,946	2,602	27,548
Denmark
Corporate Bonds & Notes	0	848	0	848
Sovereign Issues	0	14,252	0	14,252
France
Asset-Backed Securities	0	532	0	532
Corporate Bonds & Notes	0	195,379	0	195,379
Germany
Corporate Bonds & Notes	0	392,669	0	392,669
Sovereign Issues	0	133,160	0	133,160
Ireland
Asset-Backed Securities	0	9,958	0	9,958
Corporate Bonds & Notes	0	37,652	298	37,950
Mortgage-Backed Securities	0	6,005	0	6,005
Italy
Asset-Backed Securities	0	28,596	0	28,596
Corporate Bonds & Notes	0	20,191	0	20,191
Mortgage-Backed Securities	0	22,706	0	22,706
Sovereign Issues	0	256,713	0	256,713
Japan
Corporate Bonds & Notes	0	10,916	0	10,916
Sovereign Issues	0	96,793	0	96,793
Jersey, Channel Islands
Corporate Bonds & Notes	0	13,297	0	13,297
Luxembourg
Asset-Backed Securities	0	3,209	0	3,209
Corporate Bonds & Notes	0	6,312	0	6,312
Mortgage-Backed Securities	0	4,638	0	4,638
Mexico
Sovereign Issues	0	106,261	0	106,261
Netherlands
Asset-Backed Securities	0	39,107	0	39,107
Corporate Bonds & Notes	0	96,883	0	96,883
Mortgage-Backed Securities	0	3,000	0	3,000
Sovereign Issues	0	554,560	0	554,560
New Zealand
Sovereign Issues	0	188,558	0	188,558
Norway
Corporate Bonds & Notes	0	77,476	0	77,476
South Africa
Sovereign Issues	0	7,182	0	7,182
South Korea
Corporate Bonds & Notes	0	7,143	0	7,143
Sovereign Issues	0	650	0	650
Spain
Corporate Bonds & Notes	0	29,901	0	29,901
Sovereign Issues	0	427,264	3,958	431,222
Supranational
Corporate Bonds & Notes	0	156,965	0	156,965
Sweden
Corporate Bonds & Notes	0	30,103	0	30,103
United Kingdom
Corporate Bonds & Notes	0	163,413	0	163,413
Mortgage-Backed Securities	0	201,170	0	201,170
Sovereign Issues	0	531,454	0	531,454
United States
Asset-Backed Securities	0	56,452	0	56,452
Bank Loan Obligations	0	12,947	0	12,947
Corporate Bonds & Notes	0	235,044	0	235,044
Mortgage-Backed Securities	0	327,113	8,225	335,338
Municipal Bonds & Notes	0	26,218	0	26,218
Preferred Securities	2,463	0	0	2,463
U.S. Government Agencies	0	493,911	53,818	547,729
U.S. Treasury Obligations	0	87,288	0	87,288
Virgin Islands (British)
Corporate Bonds & Notes	0	3,147	0	3,147
Short-Term Instruments
Certificates of Deposit	0	14,617	0	14,617
Commercial Paper	0	16,938	0	16,938
Repurchase Agreements	0	4,077	0	4,077
Short-Term Notes	0	10,568	0	10,568
Mexico Treasury Bills	0	61,934	0	61,934
U.S. Treasury Bills	0	160,089	0	160,089
Central Funds Used for Cash Management Purposes	336,561	0	0	336,561
Purchased Options
Foreign Exchange Contracts	0	65	0	65
Interest Rate Contracts	0	4,675	0	4,675
	$339,024	$5,648,993	$68,901	$6,056,918

Short Sales, at value	$0	$(1,083)	$0	$(1,083)

Financial Derivative Instruments - Assets
Credit Contracts	0	6,812	0	6,812
Foreign Exchange Contracts	0	43,644	0	43,644
Interest Rate Contracts	3,991	14,057	0	18,048
	$3,991	$64,513	$0	$68,504

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,820)	0	(1,820)
Foreign Exchange Contracts	0	(249,588)	0	(249,588)
Interest Rate Contracts	(3,812)	(39,373)	(26)	(43,211)

	$(3,812)	$(290,781)	$(26)	$(294,619)

Totals	$339,203	$5,421,642	$68,875	$5,829,720

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$8,864	$2,800	$(220)	$46	$1	$273	$0	$(9,162)	$2,602	$(5)
Ireland
Corporate Bonds & Notes	270	0	0	(4)	0	32	0	0	298	32
Netherlands
Asset-Backed Securities	4,258	0	(526)	32	(24)	45	0	(3,785)	0	0
Spain
Sovereign Issues	0	3,955	0	0	0	3	0	0	3,958	3
United States
Mortgage-Backed Securities	9,150	0	(749)	15	66	344	0	(601)	8,225	323
U.S. Government Agencies	64,079	0	(10,379)	(1)	0	119	0	0	53,818	115

	$86,621	$6,755	$(11,874)	$88	$43	$816	$0	$(13,548)	$68,901	$468
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(27)	0	0	0	0	1	0	0	(26)	1

Totals	$86,594	$6,755	$(11,874)	$88	$43	$817	$0	$(13,548)	$68,875	$469

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$2,602	Benchmark Pricing	Base Price	99.91
Ireland
Corporate Bonds & Notes	298	Benchmark Pricing	Base Price	113.00
Spain
Sovereign Issues	3,958	Benchmark Pricing	Base Price	100.00
United States
Mortgage-Backed Securities	8,225	Third Party Vendor	Broker Quote	82.25 - 99.35
U.S. Government Agencies	595	Benchmark Pricing	Base Price	98.00 - 98.70
	53,223	Third Party Vendor	Broker Quote	100.01 - 100.22
Financial Derivative Instruments – Liabilities
Interest Rate Contracts	$(26)	Indicative Market Quotations	Broker Quote	0.20 - 0.24

Total	$68,875

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.2%
CORPORATE BONDS & NOTES 1.5%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$44,400	$44,711
2.400% due 11/23/2016		300	316
Commonwealth Bank of Australia
3.492% due 08/13/2014		4,300	4,508
ING Bank Australia Ltd.
3.653% due 08/28/2013	AUD	2,000	2,079
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,600	1,671
Westpac Banking Corp.
1.250% due 12/15/2017		22,100	22,089
2.700% due 12/09/2014		5,000	5,164

			80,538

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.452% due 02/21/2038		1,405	1,384
3.547% due 08/22/2037	AUD	1,683	1,708
3.640% due 07/12/2036		701	711
Swan Trust
0.390% due 05/12/2037		$118	116
Torrens Trust
3.560% due 10/19/2038	AUD	3,379	3,448

			7,367

SOVEREIGN ISSUES 0.6%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	18,722
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	15,708

			34,430

Total Australia (Cost $117,957)			122,335

BELGIUM 0.6%
SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,207
3.500% due 06/28/2017	EUR	19,900	29,484

Total Belgium (Cost $31,373)			34,691

CANADA 1.3%
CORPORATE BONDS & NOTES 0.4%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	6,213
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		5,000	5,295
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,463
National Bank of Canada
1.650% due 01/30/2014		$1,700	1,724

			19,695

SOVEREIGN ISSUES 0.9%
Canada Government Bond
4.000% due 06/01/2041	CAD	2,500	3,361
Province of British Columbia
4.300% due 06/18/2042		3,000	3,580
Province of Ontario
2.450% due 06/29/2022		$6,200	6,287
3.150% due 06/02/2022	CAD	3,400	3,538
Province of Quebec
3.000% due 09/01/2023		13,200	13,300
3.500% due 12/01/2022		6,500	6,886
4.250% due 12/01/2021		8,800	9,901

6.000% due 10/01/2029		3,200	4,294

			51,147

Total Canada (Cost $68,780)			70,842

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.7%
Avenue CLO Fund Ltd.
0.660% due 02/15/2017		$934	930
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		1,494	1,449
Duane Street CLO Ltd.
0.562% due 11/08/2017		2,653	2,636
First CLO Ltd.
0.620% due 12/14/2016		27	27
Galaxy CLO Ltd.
0.555% due 04/25/2019		1,381	1,337
Hillmark Funding
0.562% due 05/21/2021		9,800	9,483
Kingsland Ltd.
0.560% due 06/13/2019		9,342	9,294
Lafayette CLO Ltd.
1.751% due 09/06/2022		2,701	2,695
Landmark CDO Ltd.
0.611% due 06/01/2017		446	441
Mountain View Funding CLO
0.600% due 04/15/2019		1,675	1,646
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		3,321	3,271
Pacifica CDO Ltd.
0.574% due 01/26/2020		1,744	1,722
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		113	113
Wind River CLO Ltd.
0.639% due 12/19/2016		358	355

Total Cayman Islands (Cost $34,792)			35,399

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Santander Chile
1.921% due 01/19/2016		$500	489

Total Chile (Cost $500)			489

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	621	125
Realkredit Danmark A/S
1.352% due 01/01/2038		13,419	2,438

Total Denmark (Cost $2,373)			2,563

FRANCE 4.3%
ASSET-BACKED SECURITIES 0.0%
AUTO ABS SRL
0.300% due 02/25/2019	EUR	16	21
Titrisocram
1.080% due 03/25/2022		200	266

			287

CORPORATE BONDS & NOTES 3.9%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	7,011
3.000% due 07/23/2013	EUR	1,200	1,609
4.750% due 05/28/2013		3,800	5,105
Cie de Financement Foncier S.A.
1.071% due 04/17/2014		$1,800	1,783
2.250% due 01/25/2013	EUR	11,700	15,460
2.500% due 09/16/2015		$16,100	16,750
4.500% due 01/09/2013	EUR	3,500	4,623
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		$16,000	16,033
Dexia Credit Local S.A.
0.793% due 04/29/2014		12,100	11,946
2.000% due 03/05/2013		26,850	26,873

2.750% due 01/10/2014		55,600	56,138
2.750% due 04/29/2014		21,745	22,197
Dexia Municipal Agency S.A.
1.550% due 10/31/2013	JPY	57,000	659
2.750% due 01/25/2016	EUR	1,508	2,090
3.125% due 09/15/2015		12,700	17,720
5.750% due 08/24/2015	AUD	1,600	1,696
GCE Covered Bonds S.A.
2.000% due 09/30/2013	EUR	100	134
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	4,023

			211,850

SOVEREIGN ISSUES 0.4%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		$2,300	2,323
3.500% due 07/01/2014		19,700	20,592

			22,915

Total France (Cost $230,044)			235,052

GERMANY 9.0%
CORPORATE BONDS & NOTES 6.5%
FMS Wertmanagement AoR
0.205% due 01/20/2014	EUR	20,300	26,830
0.316% due 02/18/2015		42,400	56,129
2.375% due 12/15/2014		56,300	77,577
3.375% due 06/17/2021		20,900	31,793
5.000% due 03/20/2017	AUD	4,000	4,335
KFW
0.625% due 05/29/2015	EUR	29,000	38,758
1.375% due 02/21/2017		15,300	21,005
2.000% due 09/07/2016		4,300	6,026
2.750% due 09/07/2015	GBP	20,000	34,248
5.500% due 02/09/2022	AUD	20,500	23,396
6.000% due 08/20/2020		20,000	23,378
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		10,400	11,829

			355,304

SOVEREIGN ISSUES 2.5%
Republic of Germany
1.750% due 07/04/2022	EUR	4,500	6,190
2.500% due 07/04/2044		19,200	27,377
3.250% due 07/04/2021		1,500	2,328
4.000% due 01/04/2037		7,700	13,823
4.750% due 07/04/2034		18,700	36,212
5.500% due 01/04/2031		18,600	37,584
5.625% due 01/04/2028		2,300	4,533
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,788

			135,835

Total Germany (Cost $483,721)			491,139

IRELAND 1.5%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.723% due 08/08/2022	EUR	3,600	4,532
Magi Funding PLC
0.671% due 04/11/2021		2,435	3,129
SC Germany Auto
0.242% due 07/10/2019		37	49

			7,710

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 07/15/2013		20,800	27,863
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		29,600	42,430
RZD Capital Ltd.
5.700% due 04/05/2022		$300	344

			70,637

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
0.369% due 10/27/2019	EUR	30	38

Emerald Mortgages PLC
0.230% due 07/15/2048		598	611
German Residential Asset Note Distributor PLC
0.445% due 07/20/2016		1,264	1,642
Opera Finance PLC
0.425% due 10/20/2014		1,800	2,337

			4,628

Total Ireland (Cost $80,665)			82,975

ITALY 6.4%
ASSET-BACKED SECURITIES 0.5%
Berica ABS SRL
0.485% due 12/30/2055	EUR	23,000	28,596

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.712% due 02/24/2014		$6,300	6,295
6.500% due 02/24/2021		10,300	10,860

			17,155

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	20,009	23,506

SOVEREIGN ISSUES 5.2%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		3,100	4,162
3.750% due 08/01/2015		12,000	16,395
3.750% due 04/15/2016		1,900	2,606
3.750% due 03/01/2021		8,400	10,921
3.750% due 08/01/2021		6,800	8,779
4.000% due 02/01/2017		15,600	21,445
4.250% due 02/01/2019		5,500	7,514
4.250% due 09/01/2019		2,600	3,548
4.500% due 02/01/2018		8,700	12,146
4.500% due 03/01/2019		1,300	1,799
4.750% due 09/15/2016		27,200	38,421
4.750% due 06/01/2017		3,800	5,345
5.000% due 03/01/2022		4,000	5,569
5.000% due 08/01/2034		4,700	6,215
5.000% due 08/01/2039		5,500	7,274
5.000% due 09/01/2040		3,100	4,100
5.500% due 09/01/2022		27,000	38,687
5.750% due 02/01/2033		1,400	2,016
6.000% due 05/01/2031		14,000	20,622
Republic of Italy Government Bond
3.125% due 01/26/2015		$4,600	4,674
4.750% due 01/25/2016		7,100	7,443
5.250% due 09/20/2016		4,000	4,255
5.750% due 07/25/2016	EUR	25,100	36,131
6.000% due 08/04/2028	GBP	3,500	5,645
6.875% due 09/27/2023		$3,300	3,882

			279,594

Total Italy (Cost $326,943)			348,851

JAPAN 1.7%
CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	70,000	800
0.775% due 04/25/2013		20,000	230
1.094% due 04/25/2013		20,000	230
1.415% due 12/24/2013		40,000	455
1.470% due 10/28/2013		20,000	229
4.500% due 03/24/2014	EUR	5,500	7,382
4.750% due 02/28/2014	JPY	60,000	710

			10,036

SOVEREIGN ISSUES 1.5%
Japan Government International Bond
0.900% due 03/20/2022		6,030,000	70,747

1.200% due 06/20/2021		870,000	10,514

			81,261

Total Japan (Cost $97,629)			91,297

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	153	202

Total Jersey, Channel Islands (Cost $204)			202

LUXEMBOURG 0.2%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	1,246	1,635
Penta CLO S.A.
0.564% due 06/04/2024		3,002	3,724

			5,359

CORPORATE BONDS & NOTES 0.1%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$4,900	4,988

Total Luxembourg (Cost $10,352)			10,347

MEXICO 1.8%
SOVEREIGN ISSUES 1.8%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	558,900	45,079
6.500% due 06/10/2021		484,300	40,678
6.500% due 06/09/2022		52,600	4,423
10.000% due 12/05/2024		86,700	9,402

Total Mexico (Cost $91,652)			99,582

NETHERLANDS 12.5%
ASSET-BACKED SECURITIES 0.4%
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	2,792	3,623
Grosvenor Place CLO BV
0.455% due 07/20/2021		3,453	4,431
0.789% due 07/20/2021	GBP	5,786	9,141
Jubilee CDO BV
0.806% due 10/15/2019	EUR	2,340	3,050
Leopard CLO BV
0.656% due 04/21/2020		1,639	2,115
0.716% due 04/07/2019		325	427

			22,787

CORPORATE BONDS & NOTES 2.3%
ABN AMRO Bank NV
3.250% due 01/18/2013		500	661
Achmea Hypotheekbank NV
0.663% due 11/03/2014		$7,200	7,203
Bank Nederlandse Gemeenten
2.250% due 01/12/2017	EUR	400	564
Fortis Bank Nederland NV
3.375% due 05/19/2014		26,500	36,555
ING Bank NV
1.711% due 06/09/2014		$1,300	1,313
2.500% due 01/14/2016		14,000	14,578
3.900% due 03/19/2014		2,600	2,704
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	5,300	7,296
NIBC Bank NV
0.691% due 12/02/2014		$17,500	17,456
2.800% due 12/02/2014		20,650	21,450
3.500% due 04/07/2014	EUR	3,700	5,088
Rabobank Group
11.000% due 06/30/2019 (d)		$70	95
Royal Bank of Scotland NV
0.940% due 06/08/2015	EUR	800	995
1.011% due 03/09/2015		$5,000	4,758
6.500% due 05/17/2018	AUD	7,000	6,331

Ziggo Finance BV
6.125% due 11/15/2017	EUR	150	213

			127,260

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.319% due 07/01/2034		96	124
Dutch Mortgage Portfolio Loans BV
0.441% due 11/20/2035		584	770
EMF-NL
1.209% due 07/17/2041		1,200	1,006
Storm BV
1.254% due 04/22/2054		93	124

			2,024

SOVEREIGN ISSUES 9.8%
Netherlands Government Bond
1.250% due 01/15/2018		12,200	16,618
2.250% due 07/15/2022		103,100	145,239
2.500% due 01/15/2017		17,000	24,389
3.250% due 07/15/2021		35,600	54,307
3.500% due 07/15/2020		40,800	63,098
4.000% due 07/15/2018		13,600	21,151
4.000% due 07/15/2019		35,500	56,014
4.500% due 07/15/2017		96,600	150,750

			531,566

Total Netherlands (Cost $645,445)			683,637

NEW ZEALAND 3.6%
SOVEREIGN ISSUES 3.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	84,500	77,181
5.500% due 04/15/2023		46,900	45,327
6.000% due 12/15/2017		4,800	4,530
6.000% due 05/15/2021		68,100	66,988
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		4,100	3,650

Total New Zealand (Cost $176,788)			197,676

NORWAY 1.3%
CORPORATE BONDS & NOTES 1.3%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	11,500	15,937
4.125% due 02/01/2013		2,000	2,648
Eksportfinans ASA
0.553% due 04/05/2013		$500	498
0.890% due 06/16/2015	JPY	400,000	4,253
1.875% due 04/02/2013		$4,200	4,196
2.000% due 09/15/2015		6,700	6,417
2.375% due 05/25/2016		13,400	12,791
3.000% due 11/17/2014		17,800	17,667
4.750% due 06/11/2013	EUR	2,000	2,682
5.500% due 05/25/2016		$2,000	2,083
5.500% due 06/26/2017		1,000	1,053

Total Norway (Cost $66,864)			70,225

SOUTH AFRICA 0.2%
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	65,900	8,558

Total South Africa (Cost $8,600)			8,558

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,660

Total South Korea (Cost $6,488)			5,660

SPAIN 8.5%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	2,900	3,865
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		5,000	6,805

			10,670

SOVEREIGN ISSUES 8.3%
Autonomous Community of Madrid Spain
4.305% due 03/06/2014		25,000	33,068
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		3,300	4,413
Instituto de Credito Oficial
0.563% due 01/28/2013		$18,400	18,371
1.934% due 03/25/2014	EUR	36,500	47,134
3.250% due 05/14/2013		$10,000	10,017
4.375% due 03/31/2014	EUR	3,600	4,830
4.500% due 07/08/2014		5,200	6,987
4.530% due 03/17/2016	CAD	11,785	11,203
5.000% due 11/14/2016		$900	913
Spain Government International Bond
3.250% due 04/30/2016	EUR	6,300	8,244
3.625% due 06/17/2013		$40,700	40,726
3.750% due 10/31/2015	EUR	17,500	23,279
3.800% due 01/31/2017		35,700	47,083
4.000% due 07/30/2015		15,600	21,048
4.000% due 04/30/2020		2,000	2,513
4.200% due 01/31/2037		27,900	29,571
4.250% due 10/31/2016		38,700	52,009
4.500% due 01/31/2018		8,200	10,908
4.600% due 07/30/2019		1,000	1,325
5.250% due 04/06/2029	GBP	1,700	2,493
5.500% due 07/30/2017	EUR	36,200	50,668
5.500% due 04/30/2021		2,100	2,847
5.850% due 01/31/2022		12,100	16,689
Xunta de Galicia
6.964% due 12/28/2017		3,000	3,959

			450,298

Total Spain (Cost $450,416)			460,968

SUPRANATIONAL 4.9%
CORPORATE BONDS & NOTES 4.9%
African Development Bank
5.250% due 03/23/2022	AUD	200	227
Asian Development Bank
5.000% due 03/09/2022		500	561
Council of Europe Development Bank
5.625% due 12/14/2015		2,500	2,738
Eurofima
5.625% due 10/24/2016		1,100	1,220
6.250% due 12/28/2018		47,935	54,992
European Investment Bank
6.000% due 08/06/2020		5,700	6,551
6.125% due 01/23/2017		9,100	10,288
6.250% due 04/15/2015		49,500	54,606
6.250% due 06/08/2021		9,600	11,246
European Union
2.500% due 12/04/2015	EUR	20,500	28,885
2.750% due 06/03/2016		26,900	38,494
3.125% due 01/27/2015		3,500	4,908
3.250% due 04/04/2018		13,200	19,730
3.500% due 06/04/2021		13,900	21,360
International Finance Corp.
5.000% due 08/03/2016	AUD	2,400	2,640
5.750% due 06/24/2014		6,600	7,133
5.750% due 07/28/2020		200	234
Nordic Investment Bank
5.000% due 04/19/2022		500	558

Total Supranational (Cost $256,208)			266,371

UNITED KINGDOM 17.4%
CORPORATE BONDS & NOTES 3.4%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		$300	299
2.500% due 03/18/2014	EUR	500	663
3.125% due 06/30/2015		21,800	29,875
Bank of Scotland PLC
4.500% due 10/23/2013		500	682
Barclays Bank PLC
2.250% due 05/10/2017		$15,000	15,486
BP Capital Markets PLC
3.125% due 10/01/2015		1,600	1,699
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	15,727
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,205
HBOS PLC
6.750% due 05/21/2018		19,210	20,771
LBG Capital PLC
7.588% due 05/12/2020	GBP	2,000	3,419
7.869% due 08/25/2020		800	1,389
8.000% due 06/15/2020 (d)		$500	521
8.500% due 12/17/2021 (d)		20,900	21,788
9.334% due 02/07/2020	GBP	5,000	8,991
11.040% due 03/19/2020		4,077	7,763
11.250% due 09/14/2023		1,600	2,940
15.000% due 12/21/2019		200	465
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$11,300	13,092
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,538
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014		600	617
6.666% due 10/05/2017 (d)	CAD	700	624
Royal Bank of Scotland PLC
2.750% due 08/18/2014	EUR	13,700	18,292
4.000% due 10/27/2014	AUD	200	199
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,604
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	7,585
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,588

			185,822

MORTGAGE-BACKED SECURITIES 4.5%
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047		330	437
EuroMASTR PLC
0.719% due 06/15/2040	GBP	168	251
Eurosail PLC
0.341% due 03/13/2045	EUR	540	651
0.350% due 12/10/2044		7,628	9,215
0.423% due 12/15/2044		7,614	7,237
0.639% due 03/13/2045	GBP	128	205
0.679% due 06/10/2044		16,476	25,318
Fosse Master Issuer PLC
2.633% due 10/18/2054		15,700	26,216
Gemgarto
3.474% due 05/14/2045		195	331
Granite Mortgages PLC
0.838% due 03/20/2044		3,898	6,250
0.838% due 06/20/2044		5,642	9,081
0.878% due 09/20/2044		3,376	5,434
0.898% due 09/20/2044		136	218
Great Hall Mortgages PLC
0.314% due 03/18/2039	EUR	2,711	3,225
0.438% due 06/18/2039		$1,954	1,754
Holmes Master Issuer PLC
1.610% due 10/15/2054	EUR	10,027	13,350
Landmark Mortgage Securities PLC
0.739% due 06/17/2038	GBP	88	134
Ludgate Funding PLC
0.346% due 01/01/2061	EUR	200	239
Mansard Mortgages PLC
1.169% due 12/15/2049	GBP	17,620	26,697
Newgate Funding PLC
0.426% due 12/01/2050	EUR	5,600	5,462
0.719% due 12/15/2050	GBP	5,000	5,168
0.783% due 12/15/2050	EUR	11,950	14,323

1.433% due 12/15/2050		2,500	2,238
1.519% due 12/15/2050	GBP	4,400	5,800
1.683% due 12/15/2050	EUR	4,100	3,148
1.769% due 12/15/2050	GBP	3,000	3,363
Opera Finance PLC
0.728% due 02/02/2017		16,901	26,744
Paragon Mortgages PLC
0.503% due 06/15/2041	EUR	200	230
0.552% due 05/15/2041		383	455
ResLoc U.K. PLC
0.679% due 12/15/2043	GBP	1,120	1,611
0.739% due 12/15/2043		1,929	2,316
RMAC PLC
0.919% due 12/12/2036	EUR	208	257
RMAC Securities PLC
0.423% due 06/12/2044		200	185
0.461% due 06/12/2044		$547	498
0.669% due 06/12/2044	GBP	3,920	5,761
0.689% due 06/12/2044		9,895	14,532
Tenterden Funding PLC
2.018% due 03/21/2044		9,219	15,090
Unite USAF PLC
0.715% due 03/31/2017		200	321
Uropa Securities PLC
0.364% due 10/10/2040	EUR	84	107
Windermere CMBS PLC
0.766% due 04/24/2017	GBP	1,915	3,021

			246,873

SOVEREIGN ISSUES 9.5%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		29,279	51,448
0.125% due 03/22/2029 (c)		4,034	6,871
0.375% due 03/22/2062 (c)		7,602	13,791
1.875% due 11/22/2022 (c)		79,177	164,889
3.750% due 09/07/2020		3,600	6,834
4.250% due 12/07/2027		3,400	6,845
4.250% due 06/07/2032		14,900	29,859
4.250% due 03/07/2036		4,000	7,949
4.250% due 09/07/2039		6,300	12,480
4.250% due 12/07/2040		17,700	35,067
4.500% due 09/07/2034		10,600	21,836
4.750% due 12/07/2030		59,500	126,656
4.750% due 12/07/2038		12,900	27,611
6.000% due 12/07/2028		700	1,685

			513,821

Total United Kingdom (Cost $864,996)			946,516

UNITED STATES 26.0%
ASSET-BACKED SECURITIES 1.3%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$383	330
Aegis Asset-Backed Securities Trust
0.580% due 10/25/2035		4,512	4,180
Ameriquest Mortgage Securities, Inc.
0.680% due 10/25/2035		2,300	1,972
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		44	38
Amresco Residential Securities Mortgage Loan Trust
1.150% due 06/25/2029		221	189
Argent Securities, Inc.
1.030% due 02/25/2034		835	719
Asset-Backed Securities Corp. Home Equity
1.559% due 04/15/2033		2,264	2,080
Bear Stearns Asset-Backed Securities Trust
0.280% due 12/25/2036		106	103
0.290% due 10/25/2036		13	12
0.870% due 10/25/2032		36	33
1.010% due 10/27/2032		48	43
1.210% due 10/25/2037		110	89
BNC Mortgage Loan Trust
0.310% due 05/25/2037		1,201	1,171
Carrington Mortgage Loan Trust
0.530% due 10/25/2035		59	58
Citigroup Mortgage Loan Trust, Inc.
0.270% due 07/25/2045		875	629
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		192	200
6.681% due 12/01/2033		110	114
Countrywide Asset-Backed Certificates
0.370% due 10/25/2047		2,071	2,004

0.390% due 09/25/2036	323	312
0.510% due 08/25/2035	2,203	1,997
0.550% due 12/25/2036	983	501
0.860% due 06/25/2035	500	477
4.740% due 10/25/2035	1,636	1,573
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032	67	57
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036	7	3
First Alliance Mortgage Loan Trust
0.441% due 12/20/2027	10	8
First Franklin Mortgage Loan Trust
0.270% due 10/25/2036	28	28
0.570% due 10/25/2035	4,300	3,480
1.110% due 03/25/2034	3,159	2,631
Fremont Home Loan Trust
0.320% due 02/25/2036	1	1
GSAA Trust
5.995% due 03/25/2046 ^	2,750	2,127
Home Equity Asset Trust
0.270% due 05/25/2037	38	38
0.810% due 11/25/2032	2	1
JPMorgan Mortgage Acquisition Corp.
0.320% due 08/25/2036	142	66
Long Beach Mortgage Loan Trust
0.760% due 06/25/2035	1,590	1,556
0.770% due 10/25/2034	12	11
MASTR Asset-Backed Securities Trust
0.360% due 03/25/2036	1,965	1,297
Merrill Lynch Mortgage Investors, Inc.
0.290% due 09/25/2037	46	11
0.330% due 02/25/2037	77	29
MESA Trust
1.010% due 12/25/2031	241	184
Morgan Stanley Home Equity Loan Trust
0.560% due 04/25/2037	2,000	1,058
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046	2,414	1,519
New Century Home Equity Loan Trust
1.095% due 05/25/2034	3,391	3,011
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047	283	246
RAAC Series
1.410% due 09/25/2047	4,269	3,920
Renaissance Home Equity Loan Trust
0.710% due 12/25/2033	104	99
Residential Asset Mortgage Products Trust
0.510% due 03/25/2036	2,007	1,230
0.770% due 06/25/2032	6	6
Residential Asset Securities Corp. Trust
0.370% due 07/25/2036	1,446	1,354
0.710% due 07/25/2032 ^	171	129
1.050% due 09/25/2034	1,960	1,485
Securitized Asset-Backed Receivables LLC
0.340% due 05/25/2037 ^	261	147
SLC Student Loan Trust
0.758% due 06/15/2017	37	37
SLM Student Loan Trust
0.315% due 07/25/2017	88	88
0.508% due 12/17/2018	7	7
0.815% due 10/25/2017	6,029	6,057
1.309% due 12/15/2021	157	158
1.815% due 04/25/2023	18,333	19,127
Soundview Home Loan Trust
0.270% due 11/25/2036	54	19
Specialty Underwriting & Residential Finance
0.560% due 09/25/2036	2,000	1,955
Structured Asset Securities Corp.
0.790% due 01/25/2033	10	10

		72,014

BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.712% due 05/02/2016	1,825	1,826
Springleaf Financial Funding Co.
5.500% due 05/10/2017	12,900	12,848

		14,674

CORPORATE BONDS & NOTES 4.1%
Ally Financial, Inc.
3.709% due 06/20/2014	1,300	1,336
8.300% due 02/12/2015	6,200	6,921

Altria Group, Inc.
9.700% due 11/10/2018		2,703	3,787
American International Group, Inc.
4.250% due 09/15/2014		1,900	2,003
5.600% due 10/18/2016		1,300	1,485
6.765% due 11/15/2017	GBP	6,027	11,581
6.797% due 11/15/2017	EUR	2,565	4,126
8.000% due 05/22/2068		4,600	7,038
AutoZone, Inc.
6.500% due 01/15/2014		$600	634
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,754
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,170
Bank of America Corp.
0.880% due 05/23/2017		8,450	10,359
Black & Decker Corp.
5.750% due 11/15/2016		$3,000	3,464
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,945
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,144
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,708
Citigroup, Inc.
0.593% due 11/05/2014		15,700	15,589
1.458% due 11/30/2017	EUR	8,250	10,261
6.393% due 03/06/2023		500	720
CNA Financial Corp.
5.850% due 12/15/2014		$3,000	3,259
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,669
Countrywide Capital
8.050% due 06/15/2027		500	593
General Electric Capital Corp.
3.800% due 06/18/2019		300	320
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		2,200	2,510
HCP, Inc.
5.650% due 12/15/2013		6,000	6,277
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	9,438
6.625% due 11/15/2013		5,500	5,734
6.750% due 09/01/2016		7,100	8,005
Lehman Brothers Holdings, Inc.
1.000% due 01/24/2013 ^		800	191
1.000% due 05/02/2018 ^		7,000	1,698
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,763
Loews Corp.
5.250% due 03/15/2016		1,200	1,338
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,006
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	4,700	6,163
0.488% due 05/30/2014		4,500	5,882
0.490% due 08/25/2014		1,000	1,303
6.750% due 05/21/2013		1,100	1,484
Morgan Stanley
0.597% due 05/02/2014		300	393
4.100% due 01/26/2015		$700	730
6.250% due 08/28/2017		300	344
RBS Capital Trust
4.709% due 07/01/2013 (d)		1,560	1,225
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,038
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	6,093
Union Pacific Corp.
4.163% due 07/15/2022		875	991
WM Covered Bond Program
4.375% due 09/16/2014	EUR	33,100	45,966

			223,438

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035		$505	466
American Home Mortgage Assets LLC
0.400% due 05/25/2046		575	385
0.440% due 09/25/2046 ^		263	36
Banc of America Funding Corp.
0.491% due 06/20/2047		2,000	1,159
2.687% due 02/20/2036		2,225	2,216
3.177% due 11/20/2034		1,221	1,091

5.500% due 08/25/2035	3,238	3,258
5.621% due 01/20/2047 ^	467	341
5.724% due 03/20/2036	603	519
5.927% due 10/20/2046 ^	140	104
6.000% due 03/25/2037 ^	1,169	1,060
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	33,049	33,069
Banc of America Mortgage Trust
3.111% due 06/25/2035	1,050	928
3.114% due 09/25/2035	163	150
5.307% due 04/25/2035	926	917
BCAP LLC Trust
0.900% due 01/26/2047	1,352	1,112
4.185% due 02/26/2036	667	601
5.250% due 02/26/2036	2,496	2,501
5.250% due 04/26/2037	3,133	2,950
5.250% due 08/26/2037	3,624	3,601
5.430% due 03/26/2037	6,300	5,229
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	4,046	4,110
2.570% due 03/25/2035	3,559	3,602
2.662% due 10/25/2035	816	832
2.866% due 10/25/2033	357	362
3.010% due 02/25/2034	77	77
3.074% due 01/25/2035	1,230	1,169
3.078% due 03/25/2035	710	716
3.195% due 05/25/2034	355	349
3.233% due 05/25/2034	501	495
3.472% due 11/25/2034	17	17
4.689% due 07/25/2034	786	793
5.141% due 08/25/2035	448	458
Bear Stearns Alt-A Trust
2.662% due 01/25/2036 ^	111	69
2.752% due 08/25/2036 ^	397	253
2.817% due 08/25/2036 ^	1,278	480
2.882% due 11/25/2035 ^	187	133
2.924% due 11/25/2036	4,658	3,123
3.001% due 09/25/2035	5,605	4,428
4.749% due 11/25/2036 ^	962	727
5.433% due 08/25/2036 ^	2,990	2,062
CC Funding Corp.
0.440% due 05/25/2036	2,899	2,206
Chase Mortgage Finance Corp.
3.037% due 02/25/2037	1,579	1,633
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	2,277	2,330
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,394	1,385
2.340% due 09/25/2035	1,578	1,557
2.600% due 05/25/2035	326	321
3.091% due 09/25/2037 ^	2,403	1,827
5.543% due 03/25/2037 ^	1,917	1,079
Commercial Mortgage Pass-Through Certificates
2.365% due 07/10/2046 (a)	37,413	2,202
2.426% due 07/10/2046 (a)	25,277	2,057
Countrywide Alternative Loan Trust
0.350% due 04/25/2047	2,259	1,765
0.380% due 01/25/2037 ^	991	727
0.391% due 02/20/2047	704	425
0.400% due 09/25/2046	1,855	1,280
0.406% due 12/20/2046	7,339	4,681
0.410% due 05/25/2036	137	95
0.420% due 07/25/2046	122	80
0.421% due 03/20/2046	170	113
0.421% due 07/20/2046 ^	1,467	726
0.440% due 08/25/2046	258	45
0.560% due 05/25/2037 ^	1,125	651
0.610% due 09/25/2035	903	686
1.140% due 12/25/2035	164	118
1.565% due 08/25/2035	990	772
1.581% due 11/25/2035	725	506
2.121% due 11/25/2035	618	444
2.920% due 02/25/2037 ^	449	353
5.250% due 06/25/2035	450	396
6.000% due 10/25/2032	6	6
6.000% due 01/25/2037 ^	2,230	1,814
6.250% due 08/25/2037 ^	819	600
6.500% due 08/25/2032	190	190
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035	39	30
0.530% due 03/25/2035	1,401	943
0.540% due 02/25/2035	27	25
0.750% due 03/25/2035	1,803	1,579
2.795% due 03/25/2037 ^	690	428
2.809% due 02/20/2036 ^	2,100	1,435
2.860% due 08/25/2034	868	767

2.887% due 05/20/2036	1,157	897
2.934% due 11/25/2034	1,997	1,828
2.972% due 02/25/2047 ^	787	558
3.026% due 08/25/2034	180	157
4.193% due 11/19/2033	39	39
Credit Suisse First Boston Mortgage Securities Corp.
1.360% due 03/25/2034 ^	463	404
2.120% due 05/25/2032	11	11
2.559% due 07/25/2033	57	57
2.687% due 08/25/2033	267	270
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	16,942	327
1.392% due 11/10/2046 (a)	43,017	2,093
Deutsche ALT-A Securities, Inc.
0.350% due 07/25/2047	1,279	1,006
Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035	2,200	2,249
Downey Savings & Loan Association Mortgage Loan Trust
0.530% due 07/19/2045	332	38
First Horizon Mortgage Pass-Through Trust
2.611% due 12/25/2033	295	295
2.613% due 08/25/2035	572	559
2.619% due 10/25/2035	556	546
First Republic Mortgage Loan Trust
0.559% due 11/15/2031	123	123
GMAC Mortgage Corp. Loan Trust
3.632% due 06/25/2034	80	79
Greenpoint Mortgage Funding Trust
0.390% due 01/25/2037	1,091	643
0.420% due 04/25/2036	943	606
0.480% due 11/25/2045	197	144
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	80	79
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,271
GS Mortgage Securities Corp.
2.413% due 11/10/2045 (a)	25,000	3,806
GSR Mortgage Loan Trust
1.920% due 03/25/2033	385	389
2.649% due 09/25/2035	700	654
2.660% due 09/25/2035	1,457	1,468
2.888% due 04/25/2035	128	125
3.004% due 01/25/2035	1,753	1,730
3.013% due 05/25/2035	476	443
5.127% due 11/25/2035	2,112	2,094
Harborview Mortgage Loan Trust
0.390% due 07/19/2046	2,407	1,425
0.400% due 09/19/2037	1,832	1,314
0.450% due 03/19/2036	292	190
2.764% due 05/19/2033	620	624
3.075% due 07/19/2035	335	274
Homebanc Mortgage Trust
5.515% due 04/25/2037	1,600	837
5.597% due 04/25/2037	809	661
Impac CMB Trust
0.990% due 10/25/2034	1,051	929
1.210% due 07/25/2033	79	71
Indymac Index Mortgage Loan Trust
0.400% due 04/25/2037	309	121
0.400% due 09/25/2046	5,852	4,099
0.450% due 06/25/2037	1,559	1,272
0.460% due 02/25/2037	1,100	364
0.510% due 06/25/2037 ^	698	285
2.651% due 12/25/2034	229	203
Indymac Mortgage Loan Trust
0.510% due 11/25/2035 ^	436	208
3.118% due 11/25/2035 ^	3,374	2,838
5.409% due 08/25/2036	1,434	1,448
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	381	381
5.550% due 10/25/2036	228	226
JPMorgan Mortgage Trust
2.365% due 11/25/2033	328	328
3.041% due 07/25/2035	619	610
4.151% due 02/25/2036 ^	1,717	1,483
5.319% due 09/25/2035	1,108	1,082
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046	3,327	2,298
0.510% due 05/25/2047 ^	1,641	567
2.630% due 11/21/2034	81	81
MASTR Alternative Loans Trust
0.610% due 03/25/2036	539	102
6.000% due 03/25/2036	4,474	3,402
Mellon Residential Funding Corp.
0.689% due 06/15/2030	83	83
2.610% due 10/20/2029	46	47

Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035	4,330	4,022
1.760% due 10/25/2035	4,389	4,331
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	2,043	1,783
0.460% due 08/25/2036	291	273
2.482% due 02/25/2033	214	198
2.583% due 06/25/2035	1,072	1,058
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.949% due 08/12/2049	700	814
Nomura Asset Acceptance Corp.
0.970% due 08/25/2034	134	130
Opteum Mortgage Acceptance Corp.
0.490% due 12/25/2035	3,734	3,054
Residential Accredit Loans, Inc. Trust
0.360% due 02/25/2047	2,719	1,513
0.390% due 06/25/2046	5,103	2,339
0.410% due 12/25/2046 ^	1,280	443
0.420% due 04/25/2046	81	38
0.480% due 05/25/2046 ^	1,050	284
0.515% due 09/25/2046	1,631	320
Residential Asset Securitization Trust
0.660% due 12/25/2036 ^	569	185
6.250% due 10/25/2036 ^	530	383
6.500% due 08/25/2036 ^	932	636
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	534	435
6.500% due 03/25/2032	103	108
Royal Bank of Scotland Capital Funding Trust
6.006% due 12/16/2049	4,600	5,511
Sequoia Mortgage Trust
2.649% due 04/20/2035	498	501
Sovereign Commercial Mortgage Securities Trust
5.982% due 07/22/2030	376	382
Structured Adjustable Rate Mortgage Loan Trust
2.775% due 02/25/2034	407	413
2.797% due 08/25/2035	1,187	1,082
2.824% due 04/25/2034	580	579
2.894% due 09/25/2034	178	179
2.932% due 02/25/2036	3,874	3,024
4.573% due 09/25/2036 ^	1,481	804
5.094% due 05/25/2036	1,600	1,482
Structured Asset Mortgage Investments, Inc.
0.400% due 06/25/2036	168	127
0.420% due 05/25/2046	1,099	627
0.430% due 05/25/2036	1,808	1,197
0.430% due 09/25/2047	6,300	3,534
0.460% due 09/25/2047	275	20
0.470% due 05/25/2046 ^	445	58
0.510% due 08/25/2036	1,800	616
0.520% due 12/25/2035	16	11
0.790% due 07/19/2034	31	30
1.665% due 08/25/2047	2,986	2,188
Structured Asset Securities Corp.
2.859% due 10/28/2035	658	609
5.500% due 09/25/2035	1,710	1,749
Thornburg Mortgage Securities Trust
1.460% due 06/25/2037	3,538	2,951
1.460% due 06/25/2047	1,750	1,557
2.822% due 10/25/2043	172	172
5.750% due 06/25/2037	18,843	18,738
5.750% due 06/25/2047	4,650	4,121
5.800% due 03/25/2037	2,066	1,921
6.108% due 09/25/2037	640	657
UBS-Barclays Commercial Mortgage Trust
1.901% due 12/10/2045 (a)	64,000	8,274
UBS-Citigroup Commercial Mortgage Trust
2.513% due 01/10/2045 (a)	23,753	3,288
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045	347	327
0.490% due 11/25/2045	7,820	6,895
0.500% due 07/25/2045	3,063	2,910
0.520% due 01/25/2045	749	733
0.550% due 01/25/2045	5,885	5,419
0.620% due 11/25/2034	1,692	1,660
0.926% due 04/25/2047	6,097	5,490
0.976% due 12/25/2046	300	257
1.145% due 06/25/2046	1,705	1,489
1.160% due 02/25/2046	3,902	3,587
1.339% due 05/25/2041	7	7
2.261% due 02/27/2034	634	646
2.454% due 06/25/2033	176	181
2.472% due 10/25/2035	2,000	1,901
2.487% due 12/25/2035	1,000	917
2.496% due 02/25/2037 ^	3,701	2,721
2.507% due 04/25/2035	1,000	929

2.511% due 10/25/2046	321	291
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.460% due 07/25/2046	115	24
0.920% due 04/25/2047 ^	297	15
0.930% due 04/25/2047	931	166
1.006% due 05/25/2047	639	92
1.106% due 07/25/2046 ^	957	469
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	446	391
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	666	540
2.627% due 06/25/2035	822	837
2.651% due 10/25/2035	600	549
2.657% due 10/25/2035	734	705
2.661% due 06/25/2035	2,821	2,891
2.685% due 04/25/2036	206	208
4.680% due 12/25/2033	11	11
5.019% due 03/25/2036	144	145
5.572% due 04/25/2036	518	213

		309,431

MUNICIPAL BONDS & NOTES 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	140
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	1,000	1,357
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	278
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,985
7.950% due 03/01/2036	900	1,119
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	2,900	2,988
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,255	1,238
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	10,212
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	200	243
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	7,102
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	686
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,300	1,159
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	600	546

		29,053

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 01/30/2013 (d)	640	4,699
SLM Corp. CPI Linked Security
3.991% due 03/15/2017	20,000	470

		5,169

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.2%
Fannie Mae
0.310% due 01/25/2021	$17	17
0.330% due 03/25/2034	138	138
0.410% due 10/27/2037	800	796
0.510% due 03/25/2036	77	78
0.640% due 11/25/2040	10,160	10,227
0.660% due 11/25/2040	11,424	11,524
0.710% due 10/25/2040 - 12/25/2040	15,492	15,643
1.360% due 06/01/2043	131	132
2.200% due 01/01/2023	44	46
2.250% due 06/01/2035	1,039	1,111
2.283% due 08/01/2023	85	91
2.290% due 11/01/2022	13	14
2.335% due 04/01/2032	44	44
2.377% due 12/01/2034	459	482
2.492% due 11/01/2034	3,203	3,450
2.677% due 12/01/2030	15	16

2.773% due 08/01/2036	293	313
3.500% due 11/01/2021 - 01/01/2043	172,358	183,861
4.000% due 06/01/2030 - 02/01/2043	227,917	244,587
4.500% due 10/01/2033 - 01/01/2043	57,517	62,272
5.370% due 12/01/2015	2,474	2,709
6.000% due 04/25/2043 - 07/25/2044	2,136	2,379
Freddie Mac
0.559% due 12/15/2030	11	11
0.689% due 10/15/2040	7,474	7,541
0.809% due 12/15/2037	4,667	4,720
1.360% due 10/25/2044 - 02/25/2045	4,252	4,245
1.582% due 10/25/2021 (a)	30,434	3,329
2.235% due 06/01/2022	96	97
2.896% due 09/01/2035	160	171
4.500% due 07/15/2023	25	25
6.000% due 12/01/2033	1,248	1,372
6.500% due 11/15/2023	115	121
9.050% due 06/15/2019	2	2
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	150	156
1.750% due 05/20/2022 - 05/20/2030	786	820
2.000% due 07/20/2022 - 05/20/2030	147	154
6.000% due 08/20/2034	12,088	14,479
NCUA Guaranteed Notes
0.683% due 11/05/2020	57,706	57,905
0.773% due 12/08/2020	25,085	25,210
Small Business Administration
5.110% due 04/01/2025	131	148

		660,436

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
3.000% due 05/15/2042 (i)(j)(k)	1,500	1,523
3.125% due 11/15/2041 (i)(j)(k)	17,700	18,460
3.750% due 08/15/2041 (i)(j)(k)	3,800	4,451
5.500% due 08/15/2028 (g)(i)(j)(k)	20,100	28,357
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (i)(k)	19,348	20,726
0.125% due 07/15/2022	6,625	7,188
1.375% due 01/15/2020 (k)	3,102	3,678
1.750% due 01/15/2028 (i)(j)(k)	4,527	5,863
2.375% due 01/15/2027 (i)(k)	4,813	6,639
2.500% due 01/15/2029 (i)(j)	1,939	2,765

		99,650

Total United States (Cost $1,370,971)		1,413,865

SHORT-TERM INSTRUMENTS 4.1%
CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.700% due 09/06/2013	$14,300	14,317

COMMERCIAL PAPER 0.3%
Santander S.A.
2.200% due 04/02/2013	8,000	7,977
3.100% due 10/01/2013	9,000	8,868

		16,845

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.230% due 01/02/2013	5,300	5,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $5,405. Repurchase proceeds are $5,300.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	5,005	5,005
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $5,109. Repurchase proceeds are $5,005.)

		10,305

U.S. TREASURY BILLS 0.7%
0.146% due 01/31/2013 - 12/12/2013 (b)(h)(i)(j)(k)	35,647	35,607

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.6%
PIMCO Short-Term Floating NAV Portfolio	13,848,584	138,583

Total Short-Term Instruments (Cost $215,546)	215,657

PURCHASED OPTIONS (m) 0.1%
(Cost $4,565)	4,438

Total Investments 108.5% (Cost $5,643,872)	$5,899,335
Written Options (n) (0.3%) (Premiums $17,348)	(17,335)
Other Assets and Liabilities (Net) (8.2%)	(447,044)

Net Assets 100.0%	$5,434,956

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $431,793 at a weighted average interest rate of 0.341%.

(g)	Securities with an aggregate market value of $11,228 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
DEU	0.360%	12/14/2012	01/10/2013	$11,481	$(11,483)

(h)	Securities with an aggregate market value of $1,961 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $11,105 and cash of $35 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	187	$52
90-Day Euribor September Futures	Long	09/2015	4,489	2,175
Canada Government 10-Year Bond March Futures	Short	03/2013	1	0
Euro-Bobl March Futures	Long	03/2013	1,577	1,339
Euro-BTP Italy Government Bond March Futures	Long	03/2013	23	(1)
Euro-Bund 10-Year Bond March Futures	Long	03/2013	556	556
Japan Government 10-Year Bond March Futures	Long	03/2013	543	(4,464)
U.S. Treasury 5-Year Note March Futures	Long	03/2013	1,455	(147)
U.S. Treasury 10-Year Note March Futures	Short	03/2013	371	(171)
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	570	293
United Kingdom Government 10-Year Gilt March Futures	Short	03/2013	355	(207)

				$(575)

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $6,309 and cash of $8,797 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$486,000	$(22,996)	$(20,196)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	15,160,000	1,976	174

						$(21,020)	$(20,022)

(k)	Securities with an aggregate market value of $67,759 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(l)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.211%		$5,000	$(14)	$0	$(14)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.115%		600	(7)	0	(7)
Avnet, Inc.	UAG	(1.530%	)	09/20/2016	1.444%		1,550	(6)	0	(6)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.286%		3,000	(88)	0	(88)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.140%		2,669	(43)	0	(43)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.375%		1,600	(17)	11	(28)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.375%		1,600	(16)	0	(16)
CNA Financial Corp.	BRC	(1.390%	)	12/20/2014	0.509%		3,000	(54)	0	(54)
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.546%		4,000	95	0	95
Hanson Building Materials, Inc.	BRC	(5.000%	)	09/20/2016	1.154%		1,000	(142)	485	(627)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	1.154%		1,000	6	243	(237)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.188%		6,000	(112)	0	(112)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.131%		1,000	(65)	98	(163)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.131%		4,000	(133)	548	(681)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.307%		1,150	(1)	0	(1)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.205%		4,000	(23)	0	(23)
Newell Rubbermaid, Inc.	GST	(0.780%	)	06/20/2013	0.118%		5,000	(17)	0	(17)
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.129%		2,500	(6)	0	(6)
Ryder System, Inc.	CBK	(1.160%	)	03/20/2013	0.192%		5,000	(13)	0	(13)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	0.651%		5,000	(261)	231	(492)
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.182%		5,000	83	0	83
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.247%		1,400	(8)	0	(8)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.197%		200	(5)	(3)	(2)
Union Pacific Corp.	BRC	(0.600%	)	03/20/2016	0.202%		800	(11)	30	(41)
United Kingdom Gilt	BPS	(1.000%	)	12/20/2017	0.390%		2,300	(69)	(56)	(13)
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.390%		8,700	(264)	(222)	(42)
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.390%		11,500	(349)	(288)	(61)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.558%		6,400	(133)	0	(133)
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.813%	GBP	2,425	(509)	0	(509)
WPP Ltd.	JPM	(3.750%	)	06/20/2017	0.813%		1,650	(346)	0	(346)

								$(2,528)	$1,077	$(3,605)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	09/20/2016	0.289%		$8,400	$225	$128	$97
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%		10,400	279	136	143
Australia Government Bond	RYL	1.000%	12/20/2016	0.312%		1,500	41	3	38
Australia Government Bond	UAG	1.000%	09/20/2016	0.289%		16,800	450	277	173
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.339%		6,000	120	(106)	226
Italy Government International Bond	BPS	1.000%	06/20/2017	2.645%		2,300	(156)	(337)	181
Italy Government International Bond	DUB	1.000%	06/20/2017	2.645%		2,700	(183)	(413)	230
Italy Government International Bond	GST	1.000%	06/20/2017	2.645%		11,600	(784)	(1,919)	1,135
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.177%		7,900	127	0	127
SoftBank Corp.	CBK	1.000%	12/20/2017	2.142%	JPY	46,000	(28)	(56)	28
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%		150,000	(92)	(153)	61
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%		100,000	(62)	(107)	45
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	2.996%		20,000	(4)	(11)	7
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	2.995%		100,000	(27)	(99)	72
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.995%		130,000	(13)	(53)	40
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%		30,000	(3)	(10)	7
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		10,000	(2)	(4)	2
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	2.995%		60,000	(16)	(41)	25
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	2.996%		30,000	(6)	(25)	19
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.202%		$7,900	159	75	84
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%		3,100	62	23	39
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.202%		26,500	533	173	360
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.202%		22,400	451	149	302

							$1,071	$(2,370)	$3,441

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$77,040	JPY	6,394,320	$3,270	$46	$3,224
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency received	02/10/2016	JPM	11,220		920,000	626	(3)	629
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS	115,292		9,100,000	10,720	146	10,574
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	50,300		4,024,000	4,084	(291)	4,375
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB	115,830		9,200,000	10,197	(18)	10,215
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA	116,015		9,200,000	10,385	73	10,312
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS	120,500		9,600,000	10,284	(620)	10,904

							$49,566	$(667)	$50,233

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	6,700	$694	$(36)	$730
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	380,000	306	109	197
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		2,860,000	2,301	779	1,522
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	139,800	450	45	405
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		218,700	704	(240)	944
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		195,800	304	7	297
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		72,500	284	32	252
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		64,900	254	36	218
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		803,400	3,147	609	2,538
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		55,900	61	(62)	123
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		44,100	49	(44)	93
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		512,500	384	(104)	488
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		144,000	108	(30)	138
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		100,200	655	(204)	859
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		49,700	324	(223)	547
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		25,600	246	15	231

							$10,271	$689	$9,582

(m)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$37,000	$2,984	$2,927
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,100	1,581	1,511

							$4,565	$4,438

(n)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$18,700	$129	$(457)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	18,700	445	(6)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	156,000	2,964	(2,444)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	80,200	1,512	(1,256)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	137,200	713	(3,354)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	137,200	3,762	(43)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	224,700	2,664	(8,767)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	224,700	4,249	(13)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	24,700	348	(964)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	24,700	410	(1)

							$ 17,196	$(17,305)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$(13)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	(17)

						$152	$(30)

(o)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	8,603		$9,055	MSC	$126	$0	$126
01/2013		2,496		2,603	RBC	12	0	12
01/2013		8,286		8,740	RYL	140	0	140
01/2013		246,326		254,634	UAG	2	(1,033)	(1,031)
01/2013	CLP	31,472		65	GSC	0	0	0
01/2013	EUR	443,134		571,604	BOA	0	(13,311)	(13,311)
01/2013		285,770		370,082	BPS	0	(7,120)	(7,120)
01/2013		27,265		35,260	BRC	0	(728)	(728)
01/2013		9,985		13,023	CBK	0	(157)	(157)
01/2013		560,990		729,704	FBF	0	(10,775)	(10,775)
01/2013		6,988		9,227	GSC	3	0	3
01/2013		46,473		60,814	JPM	0	(528)	(528)
01/2013		5,586		7,264	RYL	0	(109)	(109)
01/2013		15,613		20,406	UAG	0	(202)	(202)
01/2013	JPY	6,803,513		80,770	BRC	2,233	0	2,233
01/2013		1,146,265		13,919	RBC	687	0	687
01/2013		4,471,130		52,709	RYL	1,096	0	1,096
01/2013		4,309,792		51,217	UAG	1,466	0	1,466
01/2013	NZD	239,702		199,432	BOA	1,689	0	1,689
01/2013		$1,803	AUD	1,738	BPS	3	(2)	1
01/2013		308		294	CBK	0	(3)	(3)
01/2013		62	CLP	31,472	HUS	4	0	4
01/2013		589,548	EUR	444,774	BOA	0	(2,468)	(2,468)
01/2013		2,339		1,804	BPS	42	0	42
01/2013		292,305		221,443	BRC	0	(11)	(11)
01/2013		17,426		13,173	CBK	0	(38)	(38)
01/2013		5,318		4,088	DUB	78	0	78
01/2013		288,733		217,477	JPM	0	(1,674)	(1,674)
01/2013		10,982		8,485	RBC	218	0	218
01/2013		26,459		20,240	RYL	257	0	257
01/2013		607,591		457,478	UAG	284	(4,026)	(3,742)
01/2013		6,012	GBP	3,700	DUB	0	0	0
01/2013		16	IDR	160,910	MSC	0	0	0
01/2013		11,905	JPY	992,728	FBF	0	(446)	(446)
01/2013		461		37,929	JPM	0	(23)	(23)
01/2013		72		6,071	MSC	0	(2)	(2)
01/2013		25,687		2,144,122	RYL	0	(936)	(936)
01/2013		2,795		230,353	UAG	0	(136)	(136)
01/2013		121	NZD	144	DUB	0	(2)	(2)
01/2013		1,168	RUB	37,154	MSC	46	0	46
01/2013		391	TRY	720	JPM	11	0	11
01/2013		8,430	ZAR	73,623	HUS	222	0	222
01/2013	ZAR	135,573		$15,335	JPM	0	(598)	(598)
02/2013	BRL	18,418		8,723	HUS	0	(235)	(235)
02/2013		11,609		5,515	JPM	0	(131)	(131)
02/2013		18,309		8,740	MSC	0	(164)	(164)
02/2013		17,901		8,470	UAG	0	(236)	(236)
02/2013	CNY	7,746		1,218	HUS	0	(13)	(13)
02/2013		487,918		76,578	JPM	0	(981)	(981)
02/2013	EUR	444,774		589,741	BOA	2,501	0	2,501
02/2013		257,336		329,659	BPS	0	(10,150)	(10,150)
02/2013		221,443		292,399	BRC	25	0	25
02/2013		217,477		288,823	JPM	1,685	0	1,685
02/2013		444,774		591,285	UAG	4,045	0	4,045
02/2013	NOK	35,399		6,127	HUS	0	(232)	(232)
02/2013		$16,506	BRL	34,367	HUS	208	0	208
02/2013		18,104		37,695	UAG	229	0	229
02/2013		33	DKK	188	JPM	0	0	0
02/2013		4,332		25,232	RBC	135	0	135
02/2013		21,252	EUR	16,120	BRC	31	0	31
02/2013		28,513		21,619	DUB	33	(2)	31
02/2013		100,771		76,072	FBF	0	(332)	(332)
02/2013		827		627	RBC	1	0	1
03/2013	CAD	60,792		$61,528	CBK	513	0	513
03/2013	GBP	217,061		349,532	BOA	0	(2,999)	(2,999)
03/2013		1,035		1,678	BRC	1	(4)	(3)
03/2013		217,400		348,176	JPM	0	(4,905)	(4,905)
03/2013		19,128		31,039	UAG	10	(37)	(27)
03/2013	PHP	1,799		43	CBK	0	(1)	(1)
03/2013		$9,618	CAD	9,553	RYL	0	(30)	(30)
03/2013		12,853	GBP	7,955	BRC	67	0	67
03/2013		145		89	CBK	0	0	0
03/2013		2,442		1,517	DUB	22	0	22
03/2013		593		369	RBC	6	0	6
03/2013		17,443		10,825	RYL	138	0	138
03/2013		25,943		16,148	UAG	283	0	283
04/2013	MXN	1,240,391		$93,944	HUS	0	(1,212)	(1,212)
04/2013		286,931		21,623	MSC	0	(389)	(389)
04/2013		353,880		26,756	UAG	0	(392)	(392)
04/2013		$2,500	MXN	32,835	BOA	19	0	19
04/2013		2,533		32,468	BRC	0	(42)	(42)
04/2013		36,307		477,210	DUB	303	0	303
04/2013		19,396		249,567	HUS	0	(250)	(250)
04/2013		9,262		119,465	JPM	11	(108)	(97)
04/2013		95,696		1,231,716	MSC	3	(1,208)	(1,205)
04/2013		41,698		538,994	UAG	28	(377)	(349)
05/2013	EUR	29,791		$37,653	BOA	0	(1,720)	(1,720)
05/2013		41,483		53,190	BRC	0	(1,637)	(1,637)
05/2013		58,120		74,582	DUB	0	(2,231)	(2,231)
05/2013		32,989		42,024	FBF	0	(1,576)	(1,576)
05/2013		36,823		46,605	UAG	0	(2,063)	(2,063)
06/2013		$64	CLP	31,472	GSC	0	0	0
08/2013		9,898	CNY	62,000	DUB	0	(86)	(86)
08/2013		6,995		44,000	RYL	0	(32)	(32)
08/2013		7,648		48,000	UAG	0	(51)	(51)
04/2014		3,329		20,257	BRC	0	(141)	(141)
04/2014		6,958		42,376	CBK	0	(289)	(289)
04/2014		2,550		15,530	GST	0	(106)	(106)
04/2014		2,220		13,509	HUS	0	(94)	(94)
04/2014		4,437		27,025	JPM	0	(184)	(184)
04/2014		7,513		45,887	RYL	0	(292)	(292)
04/2014		4,438		27,005	UAG	0	(188)	(188)
09/2015		1,350		8,289	BOA	0	(65)	(65)
09/2015		4,119		25,039	BRC	0	(236)	(236)
09/2015		16,146		97,612	CBK	0	(1,008)	(1,008)
09/2015		3,907		23,610	JPM	0	(245)	(245)
09/2015		1,300		7,998	MSC	0	(60)	(60)

						$18,916	$(81,062)	$(62,146)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$80,538	$0	$80,538
Mortgage-Backed Securities	0	7,367	0	7,367
Sovereign Issues	0	34,430	0	34,430
Belgium
Sovereign Issues	0	34,691	0	34,691
Canada
Corporate Bonds & Notes	0	19,695	0	19,695
Sovereign Issues	0	51,147	0	51,147
Cayman Islands
Asset-Backed Securities	0	32,704	2,695	35,399
Chile
Corporate Bonds & Notes	0	489	0	489
Denmark
Corporate Bonds & Notes	0	2,563	0	2,563
France
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	211,850	0	211,850
Sovereign Issues	0	22,915	0	22,915
Germany
Corporate Bonds & Notes	0	355,304	0	355,304
Sovereign Issues	0	135,835	0	135,835
Ireland
Asset-Backed Securities	0	7,710	0	7,710
Corporate Bonds & Notes	0	70,637	0	70,637
Mortgage-Backed Securities	0	4,628	0	4,628
Italy
Asset-Backed Securities	0	28,596	0	28,596
Corporate Bonds & Notes	0	17,155	0	17,155
Mortgage-Backed Securities	0	23,506	0	23,506
Sovereign Issues	0	279,594	0	279,594
Japan
Corporate Bonds & Notes	0	10,036	0	10,036
Sovereign Issues	0	81,261	0	81,261
Jersey, Channel Islands
Asset-Backed Securities	0	0	202	202
Luxembourg
Asset-Backed Securities	0	5,359	0	5,359
Corporate Bonds & Notes	0	4,988	0	4,988
Mexico
Sovereign Issues	0	99,582	0	99,582
Netherlands
Asset-Backed Securities	0	22,787	0	22,787
Corporate Bonds & Notes	0	127,260	0	127,260
Mortgage-Backed Securities	0	2,024	0	2,024
Sovereign Issues	0	531,566	0	531,566
New Zealand
Sovereign Issues	0	197,676	0	197,676
Norway
Corporate Bonds & Notes	0	70,225	0	70,225
South Africa
Sovereign Issues	0	8,558	0	8,558
South Korea
Corporate Bonds & Notes	0	5,660	0	5,660
Spain
Corporate Bonds & Notes	0	10,670	0	10,670
Sovereign Issues	0	446,339	3,959	450,298
Supranational
Corporate Bonds & Notes	0	266,371	0	266,371
United Kingdom
Corporate Bonds & Notes	0	185,822	0	185,822
Mortgage-Backed Securities	0	246,873	0	246,873
Sovereign Issues	0	513,821	0	513,821
United States
Asset-Backed Securities	0	72,014	0	72,014
Bank Loan Obligations	0	14,674	0	14,674
Corporate Bonds & Notes	0	223,438	0	223,438
Mortgage-Backed Securities	0	296,539	12,892	309,431
Municipal Bonds & Notes	0	29,053	0	29,053
Preferred Securities	470	0	4,699	5,169
U.S. Government Agencies	0	577,321	83,115	660,436
U.S. Treasury Obligations	0	99,650	0	99,650
Short-Term Instruments
Certificates of Deposit	0	14,317	0	14,317
Commercial Paper	0	16,845	0	16,845
Repurchase Agreements	0	10,305	0	10,305
U.S. Treasury Bills	0	35,607	0	35,607
Central Funds Used for Cash Management Purposes	138,583	0	0	138,583
Purchased Options
Interest Rate Contracts	0	4,438	0	4,438
	$139,053	$5,652,720	$107,562	$5,899,335

Financial Derivative Instruments - Assets
Credit Contracts	0	3,619	0	3,619
Foreign Exchange Contracts	0	69,149	0	69,149
Interest Rate Contracts	4,415	9,756	0	14,171
	$4,415	$82,524	$0	$86,939

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,783)	0	(3,783)
Foreign Exchange Contracts	0	(81,062)	0	(81,062)
Interest Rate Contracts	(4,990)	(37,501)	(30)	(42,521)

	$(4,990)	$(122,346)	$(30)	$(127,366)

Totals	$138,478	$5,612,898	$107,532	$5,858,908

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Cayman Islands Asset-Backed Securities	$10,873	$2,983	$(1,113)	$54	$10	$301	$0	$(10,413)	$2,695	$(5)
Jersey, Channel Islands Asset-Backed Securities	805	0	(580)	0	(22)	(1)	0	0	202	(2)
Spain
Sovereign Issues	0	3,955	0	0	0	4	0	0	3,959	4
United States
Mortgage-Backed Securities	13,330	0	(703)	26	60	780	0	(601)	12,892	760
Preferred Securities	4,791	0	0	0	0	(92)	0	0	4,699	(93)
U.S. Government Agencies	89,796	0	(6,892)	0	0	211	0	0	83,115	219

	$119,595	$6,938	$(9,288)	$80	$48	$1,203	$0	$(11,014)	$107,562	$883

Financial Derivative Instruments – Liabilities
Interest Rate Contracts	$(32)	$0	$0	$0	$0	$2	$0	$0	$(30)	$2

Totals	$119,563	$6,938	$(9,288)	$80	$48	$1,205	$0	$(11,014)	$107,532	$885

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$2,695	Benchmark Pricing	Base Price	99.91
Jersey, Channel Islands
Asset-Backed Securities	202	Benchmark Pricing	Base Price	100.22
Spain
Sovereign Issues	3,959	Benchmark Pricing	Base Price	100.00
United States
Mortgage-Backed Securities	12,892	Third Party Vendor	Broker Quote	82.25 -99.35
Preferred Securities	4,699	Benchmark Pricing	Base Price	$ 7,393.89
U.S. Government Agencies	83,115	Third Party Vendor	Broker Quote	100.34 - 100.50
Financial Derivative Instruments – Liabilities
Interest Rate Contracts	$(30)	Indicative Market Quotations	Broker Quote	0.20 - 0.24

Total	$107,532

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Total Return Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$14,600	$14,541

Total Bank Loan Obligations (Cost $14,547)			14,541

CORPORATE BONDS & NOTES 14.2%
BANKING & FINANCE 10.9%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		3,800	3,793
Ally Financial, Inc.
4.625% due 06/26/2015		2,600	2,712
6.750% due 12/01/2014		3,500	3,798
8.000% due 11/01/2031		4,000	5,053
8.300% due 02/12/2015		5,000	5,581
American General Institutional Capital
8.125% due 03/15/2046		5,000	6,287
American International Group, Inc.
8.175% due 05/15/2068		4,400	5,753
Banco do Brasil S.A.
3.875% due 10/10/2022		4,500	4,545
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	832
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		5,100	5,202
Barclays Bank PLC
10.000% due 05/21/2021	GBP	1,209	2,645
10.179% due 06/12/2021		$3,000	4,101
14.000% due 06/15/2019 (c)	GBP	1,000	2,177
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,135
6.500% due 03/10/2021		4,100	4,572
Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	300
7.250% due 02/01/2018		19,300	24,202
BNP Paribas S.A.
7.195% due 06/25/2037 (c)		17,000	17,510
BPCE S.A.
2.375% due 10/04/2013		1,300	1,314
5.250% due 07/30/2014 (c)	EUR	2,000	2,433
Capital One Capital
10.250% due 08/15/2039		$7,100	7,100
CIT Group, Inc.
4.750% due 02/15/2015		14,900	15,570
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,564
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		$3,800	4,335
Deutsche Bank Capital Trust
4.901% due 06/30/2015 (c)		3,500	2,730
DNB Bank ASA
3.200% due 04/03/2017		1,600	1,705
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,301
Export-Import Bank of Korea
4.125% due 09/09/2015		5,900	6,375
5.875% due 01/14/2015		3,000	3,292
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,500	2,553
8.000% due 06/01/2014		200	218
GSPA Monetization Trust
6.422% due 10/09/2029		136	143
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,806
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,215
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,289
ING Bank NV
1.711% due 06/09/2014		5,000	5,049
International Lease Finance Corp.
5.625% due 09/20/2013		4,800	4,938
Intesa Sanpaolo SpA
6.500% due 02/24/2021		4,240	4,471
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		5,800	6,105

JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	2,300	3,039
Korea Development Bank
3.000% due 09/14/2022		$2,800	2,793
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,400	1,460
8.500% due 12/17/2021 (c)		700	730
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,343
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,345
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	7,900	10,360
0.488% due 05/30/2014		1,900	2,483
6.875% due 04/25/2018		$6,400	7,721
MetLife of Connecticut Institutional Funding Ltd.
0.647% due 02/05/2016	EUR	300	377
Moody’s Corp.
4.500% due 09/01/2022		$6,800	7,276
National Bank of Canada
2.200% due 10/19/2016		900	948
Nationwide Building Society
6.250% due 02/25/2020		4,300	5,082
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,453
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,117
PKO Finance AB
4.630% due 09/26/2022		1,200	1,266
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	995
Rabobank Group
4.130% due 04/20/2015	AUD	2,000	2,081
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		$800	862
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)		3,225	3,521
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		7,100	6,780
Royal Bank of Scotland PLC
2.014% due 03/30/2015	CAD	5,700	4,955
4.875% due 08/25/2014		$200	211
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		10,700	10,700
SLM Corp.
5.375% due 05/15/2014		3,400	3,567
8.450% due 06/15/2018		100	118
SLM Corp. CPI Linked Bond
4.282% due 01/31/2014		900	906
Societe Generale S.A.
1.397% due 04/11/2014		11,600	11,623
5.922% due 04/05/2017 (c)		900	832
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,147
6.900% due 12/15/2017		$175	158
State Bank of India
4.500% due 07/27/2015		4,800	5,038
State Street Capital Trust
1.308% due 06/01/2077		3,000	2,345
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		4,719	4,923
Temasek Financial Ltd.
4.300% due 10/25/2019		1,000	1,152
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,827	1,609
UBS AG
1.313% due 01/28/2014		1,000	1,006
USB Capital
3.500% due 01/31/2013 (c)		8,900	8,056
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		14,750	16,999

			356,081

INDUSTRIALS 1.9%
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,595
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		5,800	6,104
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		300	388
CSN Islands Corp.
6.875% due 09/21/2019		1,100	1,238
CSN Resources S.A.
6.500% due 07/21/2020		2,900	3,161

DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,349
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,657
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,917
HCA, Inc.
7.875% due 02/15/2020		7,800	8,716
Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,244
6.750% due 01/29/2020		8,600	9,105
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,303
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	344
Petrobras International Finance Co.
5.875% due 03/01/2018		$2,300	2,644
8.375% due 12/10/2018		2,400	3,056
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,092
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,862
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,537

			60,312

UTILITIES 1.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,500	2,619
7.700% due 08/07/2013		2,400	2,503
8.700% due 08/07/2018		3,700	4,806
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		6,200	7,504
Electricite de France S.A.
5.500% due 01/26/2014		300	315
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,000	2,148
7.343% due 04/11/2013		100	102
8.146% due 04/11/2018		600	743
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		5,000	5,079
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,000	1,970
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,600	1,722
Petroleos Mexicanos
6.000% due 03/05/2020		3,700	4,440
8.000% due 05/03/2019		1,100	1,444
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
4.750% due 02/16/2021		500	566
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		700	756
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,405
TNK-BP Finance S.A.
7.250% due 02/02/2020		2,500	3,044
7.500% due 07/18/2016		2,300	2,674

			45,050

Total Corporate Bonds & Notes (Cost $436,483)			461,443

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023		3,200	3,181

Total Convertible Bonds & Notes (Cost $2,912)			3,181

MUNICIPAL BONDS & NOTES 7.0%
ALASKA 0.0%
Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046		1,700	1,498

CALIFORNIA 2.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,649
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,773
6.907% due 10/01/2050		1,600	2,304

Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	500	510
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,298
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	139
7.550% due 04/01/2039	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	5,117
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	101
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,371
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,454
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,600	2,322
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2027	5,000	6,088
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,603
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,529
5.813% due 06/01/2040	5,700	6,854
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	20,000	25,574
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,183
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	231
7.021% due 08/01/2040	500	579
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,915
6.583% due 05/15/2049	2,000	2,614
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	600	603

		73,955

CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	8,125	10,080

DISTRICT OF COLUMBIA 1.3%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	35,500	43,172

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,358
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	116
6.899% due 12/01/2040	1,600	1,944
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	551

		3,969

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022	1,935	1,209
0.000% due 10/01/2023	2,455	1,440
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	97
5.000% due 06/01/2041	1,900	1,729

		4,475

NEW YORK 1.8%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	1,000	1,142
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	4,500	5,508
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,345
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	2,700	3,040
5.000% due 06/15/2044	3,400	3,828
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,829
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2031	500	594
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	700	872

5.000% due 03/15/2034	7,400	8,666
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,960
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	20,000	19,761
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	7,600	9,447

		57,992

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,144

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	9,336

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	3,900	4,771

WASHINGTON 0.4%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	11,415	14,173

Total Municipal Bonds & Notes (Cost $215,829)		228,565

U.S. GOVERNMENT AGENCIES 22.1%
Fannie Mae
0.875% due 08/28/2017 - 12/20/2017	32,000	32,139
1.125% due 04/27/2017 (h)	1,900	1,937
1.250% due 01/30/2017	100	103
1.375% due 11/15/2016	13,700	14,127
2.122% due 07/01/2035	753	790
2.299% due 03/01/2034	741	787
2.310% due 08/01/2022	200	204
2.322% due 12/01/2034	909	967
2.500% due 10/01/2027 - 01/01/2028	18,885	19,768
2.870% due 09/01/2027	1,000	987
3.000% due 01/01/2028 - 02/01/2043	42,000	44,274
3.500% due 11/01/2025 - 01/01/2043	47,244	50,239
3.820% due 09/01/2021	4,910	5,547
4.000% due 01/01/2028 - 02/01/2028	21,000	22,490
4.500% due 04/01/2023 - 06/25/2041	40,182	44,587
5.000% due 02/13/2017 - 08/01/2033	1,027	1,173
5.500% due 05/01/2023 - 02/01/2043	15,762	17,156
6.000% due 05/01/2036 - 01/01/2043	11,723	12,835
6.500% due 09/01/2036	1,060	1,214
Freddie Mac
0.750% due 01/12/2018	71,200	70,805
1.000% due 06/29/2017 - 09/29/2017	11,600	11,748
1.250% due 05/12/2017 - 10/02/2019	201,600	201,257
1.750% due 05/30/2019	500	518
3.000% due 08/01/2019 (g)	63,900	64,885
3.500% due 07/15/2042	5,381	5,668
4.000% due 06/15/2038 - 07/15/2041	73,462	79,128
5.500% due 07/01/2036 - 03/01/2040	6,197	6,699
6.500% due 05/01/2035	1,630	1,916
Small Business Administration
5.490% due 03/01/2028	293	338
6.020% due 08/01/2028	3,075	3,593

Total U.S. Government Agencies (Cost $693,791)		717,879

U.S. TREASURY OBLIGATIONS 22.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (g)(h)	4,379	4,691
0.125% due 07/15/2022	4,527	4,912
0.750% due 02/15/2042 (g)(h)	14,434	15,831
1.375% due 07/15/2018	215	250
1.625% due 01/15/2018	221	256
1.750% due 01/15/2028	16,783	21,737
2.000% due 01/15/2026 (g)	5,011	6,574
2.125% due 01/15/2019 (g)	215	262
2.375% due 01/15/2025 (g)	44,792	60,479
2.375% due 01/15/2027 (g)(h)(i)	52,764	72,777
3.625% due 04/15/2028 (g)	3,575	5,675
U.S. Treasury Notes
0.375% due 11/15/2015	344,900	345,251
0.750% due 12/31/2017	12,900	12,918
0.875% due 07/31/2019 (g)(i)	200	197
1.000% due 06/30/2019 (f)(g)(h)(i)	41,700	41,550

1.000% due 11/30/2019		28,600	28,301
1.125% due 12/31/2019 (i)		1,400	1,395
1.250% due 10/31/2019 (g)(h)		16,800	16,927
1.625% due 08/15/2022		19,300	19,155
1.625% due 11/15/2022		75,600	74,691
1.750% due 05/15/2022 (g)(h)(i)		7,800	7,860
3.375% due 11/15/2019 (g)(h)(i)		500	574

Total U.S. Treasury Obligations (Cost $739,593)			742,263

MORTGAGE-BACKED SECURITIES 6.6%
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	115	153
1.591% due 05/16/2047		8,100	10,914
Banc of America Commercial Mortgage Trust
5.685% due 06/10/2049		$7,100	8,255
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		1,190	1,191
Chase Mortgage Finance Corp.
5.769% due 09/25/2036		3,887	3,676
Countrywide Home Loan Mortgage Pass-Through Trust 6.000%
due 02/25/2037 ^		4,622	4,233
European Loan Conduit
0.342% due 05/15/2019	EUR	312	388
First Horizon Mortgage Pass-Through Trust
2.626% due 05/25/2034		$170	170
Granite Master Issuer PLC
0.411% due 12/20/2054		2,643	2,600
0.614% due 12/20/2054	GBP	3,701	5,912
0.734% due 12/20/2054		9,682	15,466
0.814% due 12/20/2054		8,789	14,041
Granite Mortgages PLC
0.464% due 09/20/2044	EUR	251	328
0.585% due 01/20/2044		247	324
0.838% due 03/20/2044	GBP	3,086	4,948
0.838% due 06/20/2044		2,382	3,834
0.898% due 09/20/2044		2,014	3,231
0.909% due 01/20/2044		390	625
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$4,006	4,010
1.456% due 03/06/2020		18,100	18,129
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	4,000	5,336
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		$5,690	4,180
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		6,516	7,674
5.440% due 06/12/2047		2,300	2,655
5.447% due 06/12/2047		2,402	2,486
JPMorgan Mortgage Trust
2.536% due 07/27/2037		1,649	1,338
5.138% due 04/25/2036		20,381	17,972
5.279% due 07/25/2035		4,838	4,865
5.750% due 01/25/2036		159	155
Leek Finance Ltd.
0.570% due 09/21/2038		279	286
0.799% due 12/21/2037	GBP	2,806	4,704
Merrill Lynch Mortgage Trust
5.639% due 05/12/2039		$537	540
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045		600	704
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		840	775
RBSSP Resecuritization Trust
0.460% due 02/26/2037		6,738	5,679
Sequoia Mortgage Trust
4.923% due 09/20/2046		2,338	1,937
Structured Asset Securities Corp.
5.500% due 09/25/2035		2,907	2,974
Thornburg Mortgage Securities Trust
1.909% due 03/25/2044		2,670	2,632
2.254% due 12/25/2044		3,349	3,451
Titan Europe PLC
0.809% due 10/23/2016	GBP	10,609	16,544
WaMu Mortgage Pass-Through Certificates
2.451% due 01/25/2035		$1,476	1,490
4.812% due 06/25/2037		2,247	1,861
Wells Fargo Mortgage-Backed Securities Trust
2.625% due 12/25/2034		316	327
2.723% due 04/25/2036		20,819	19,363

2.736% due 06/25/2035		1,978	2,028

Total Mortgage-Backed Securities (Cost $203,066)			214,384

ASSET-BACKED SECURITIES 6.0%
Access Group, Inc.
1.615% due 10/27/2025		2,086	2,120
ARES CLO Ltd.
0.562% due 02/24/2018		861	853
Bear Stearns Asset-Backed Securities Trust
0.700% due 07/25/2035		7,104	6,857
Centurion CDO Ltd.
0.683% due 01/30/2016		6,534	6,517
Chase Issuance Trust
1.808% due 09/15/2015		5,400	5,459
Duane Street CLO Ltd.
0.562% due 11/08/2017		27,499	27,298
Galaxy CLO Ltd.
0.579% due 10/20/2017		1,828	1,814
0.610% due 04/17/2017		4,080	4,056
Globaldrive BV
2.460% due 08/20/2017	EUR	5,804	7,722
GSC Partners Gemini Fund Ltd.
1.000% due 10/10/2014		$609	609
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		4,672	4,630
Hillmark Funding
0.562% due 05/21/2021		5,000	4,838
HSBC Home Equity Loan Trust
0.361% due 03/20/2036		5,513	5,438
IXIS Real Estate Capital Trust
0.550% due 02/25/2036		1,717	1,634
Lafayette CLO Ltd.
1.751% due 09/06/2022		4,098	4,090
Oak Hill Credit Partners
0.561% due 05/17/2021		11,170	11,053
Pacifica CDO Ltd.
0.574% due 01/26/2020		5,143	5,079
Penta CLO S.A.
0.564% due 06/04/2024	EUR	1,452	1,802
Sagamore CLO Ltd.
0.880% due 10/15/2015		$1,026	1,023
SLC Student Loan Trust
4.750% due 06/15/2033		4,065	3,887
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	16,039	20,442
1.815% due 04/25/2023		$4,280	4,465
3.459% due 05/16/2044		5,022	5,298
3.500% due 08/17/2043		38,323	37,085
South Carolina Student Loan Corp.
1.061% due 03/02/2020		3,100	3,121
1.311% due 09/03/2024		1,400	1,428
South Texas Higher Education Authority, Inc.
0.808% due 10/01/2020		9,079	9,092
Venture CDO Ltd.
0.539% due 07/22/2021		3,700	3,538
Wind River CLO Ltd.
0.639% due 12/19/2016		3,971	3,936

Total Asset-Backed Securities (Cost $195,881)			195,184

SOVEREIGN ISSUES 9.0%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,281
5.500% due 07/12/2020		$5,800	6,859
6.369% due 06/16/2018		7,000	8,330
Indonesia Government International Bond
7.500% due 01/15/2016		6,600	7,738
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	1,200	1,595
2.500% due 03/01/2015		2,800	3,724
3.000% due 04/01/2014		300	402
3.500% due 06/01/2014		500	676
3.500% due 11/01/2017		8,000	10,670
3.750% due 12/15/2013		6,900	9,302
3.750% due 08/01/2015		1,400	1,913
3.750% due 04/15/2016		400	549
3.750% due 08/01/2016		200	274
4.000% due 02/01/2017		400	550
4.250% due 07/01/2014		200	273
4.250% due 08/01/2014		200	274
4.250% due 02/01/2015		200	276
4.500% due 07/15/2015		4,600	6,385
4.500% due 08/01/2018		400	556
4.750% due 09/15/2016		2,700	3,814

4.750% due 05/01/2017		14,700	20,725
4.750% due 06/01/2017		7,300	10,268
5.250% due 08/01/2017		300	431
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		3,100	4,055
0.000% due 09/30/2014		22,300	28,425
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,300
Mexico Government International Bond
6.250% due 06/16/2016	MXN	9,400	758
10.000% due 12/05/2024		2,500	271
Province of British Columbia
4.300% due 06/18/2042	CAD	400	477
Province of Ontario
1.650% due 09/27/2019		$7,100	7,101
2.850% due 06/02/2023	CAD	1,100	1,105
3.000% due 07/16/2018		$800	873
3.150% due 06/02/2022	CAD	9,900	10,303
4.000% due 06/02/2021		13,100	14,580
4.200% due 03/08/2018		1,200	1,338
4.200% due 06/02/2020		3,300	3,720
4.300% due 03/08/2017		1,900	2,103
4.400% due 06/02/2019		4,300	4,880
4.400% due 04/14/2020		$9,200	10,842
4.600% due 06/02/2039	CAD	2,700	3,258
5.500% due 06/02/2018		1,200	1,417
Province of Quebec
3.000% due 09/01/2023		100	101
3.500% due 12/01/2022		1,100	1,165
4.250% due 12/01/2021		8,200	9,226
4.250% due 12/01/2043		2,100	2,404
4.500% due 12/01/2016		200	222
4.500% due 12/01/2017		300	338
Spain Government International Bond
3.000% due 04/30/2015	EUR	700	924
3.150% due 01/31/2016		200	262
3.300% due 10/31/2014		100	133
3.750% due 10/31/2015		62,100	82,607
4.250% due 10/31/2016		300	403
4.400% due 01/31/2015		1,000	1,362

Total Sovereign Issues (Cost $281,077)			293,818

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank
10.000% due 12/15/2020 (c)		7,400	9,238

Total Preferred Securities (Cost $7,622)			9,238

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.0%
CERTIFICATES OF DEPOSIT 1.9%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,700	3,702
Dexia Credit Local S.A.
1.400% due 09/20/2013		3,000	2,997
1.650% due 09/12/2013		25,400	25,422
1.700% due 09/06/2013		25,400	25,430
Itau Unibanco Holding S.A.
0.000% due 11/01/2013		3,000	2,986

			60,537

COMMERCIAL PAPER 2.8%
Daimler Finance North America LLC
1.050% due 10/11/2013		25,000	24,845
Dominion Resources, Inc.
0.450% due 01/09/2013		25,000	24,998
Ford Motor Credit Co. LLC
0.960% due 03/05/2013		21,000	20,964
1.017% due 02/15/2013		3,700	3,695
Santander S.A.
2.200% due 04/02/2013		1,600	1,596
3.100% due 10/01/2013		6,300	6,207

Standard Chartered Bank
0.950% due 09/26/2013		4,800	4,780
Volvo Group Treasury North America
0.600% due 03/07/2013		2,800	2,798

			89,883

REPURCHASE AGREEMENTS 0.9%
Citigroup Global Markets, Inc.
0.170% due 01/04/2013		28,800	28,800

(Dated 12/21/2012. Collateralized by Freddie Mac 1.620% due 11/21/2019 valued at $29,783. Repurchase proceeds are $28,802.)
JAPAN TREASURY BILLS 0.4%
0.100% due 02/12/2013	JPY	1,060,000	12,234

MEXICO TREASURY BILLS 5.8%
4.430% due 01/10/2013 - 04/04/2013 (a)	MXN	2,442,600	187,838

SPAIN TREASURY BILLS 0.2%
2.826% due 09/20/2013 - 04/16/2014 (a)	EUR	6,400	8,196

U.S. TREASURY BILLS 0.0%
0.146% due 12/12/2013 (a)(i)		$890	889

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.0%
PIMCO Short-Term Floating NAV Portfolio		727	7
PIMCO Short-Term Floating NAV Portfolio III		16,338,908	163,308

			163,315

Total Short-Term Instruments (Cost $551,606)			551,692

Total Investments 105.5% (Cost $3,342,407)			$3,432,188
Written Options (k) (0.0%) (Premiums $2,951)			(521)
Other Assets and Liabilities (Net) (5.5%)			(178,358)

Net Assets 100.0%			$3,253,309

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $38,777 at a weighted average interest rate of 0.186%.

(f)	Securities with an aggregate market value of $339 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(g)	Securities with an aggregate market value of $107,986 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	25	$21
90-Day Euribor June Futures	Long	06/2015	11	0
90-Day Euribor March Futures	Long	03/2015	13	1
90-Day Euribor September Futures	Long	09/2015	17	6
90-Day Eurodollar December Futures	Long	12/2015	1,277	6
90-Day Eurodollar June Futures	Long	06/2015	953	394
90-Day Eurodollar June Futures	Long	06/2016	36	0
90-Day Eurodollar March Futures	Long	03/2016	338	17
90-Day Eurodollar September Futures	Long	09/2015	2,259	(424)
90-Day Eurodollar September Futures	Long	09/2016	24	0
E-mini S&P 500 Index March Futures	Short	03/2013	8,136	(814)
Euro-Bund 10-Year Bond March Futures	Short	03/2013	21	(25)
S&P 500 Index March Futures	Short	03/2013	4,002	(1,510)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	36	0

				$(2,328)

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $7,881 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$4,320	$(127)	$(291)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	20,691	(367)	(1,369)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	800	(4)	(1)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	109,500	(775)	(236)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	202,400	(518)	(151)

				$(1,791)	$(2,048)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$354,600	$2,694	$362
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		11,400	698	605
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	9,400	74	110

						$3,466	$1,077

(i)	Securities with an aggregate market value of $9,846 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Ally Financial, Inc.	GST	5.000%	09/20/2014	0.951%		$3,100	$221	$178	$43
American International Group, Inc.	BOA	1.000%	03/20/2016	0.827%		10,000	58	(353)	411
American International Group, Inc.	CBK	1.000%	03/20/2016	0.827%		9,900	58	(354)	412
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%		18,000	482	378	104
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.867%		500	2	(6)	8
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	0.963%		14,600	25	(106)	131
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%		5,000	41	(10)	51
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%		1,000	10	(16)	26
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.771%		8,700	71	(15)	86
Brazil Government International Bond	DUB	1.000%	03/20/2016	0.715%		24,400	232	(82)	314
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.771%		5,400	45	(13)	58
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.648%		1,900	19	(24)	43
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		2,300	23	(23)	46
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		2,600	26	(27)	53
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		500	5	(5)	10
China Government International Bond	BOA	1.000%	06/20/2015	0.253%		3,100	58	52	6
China Government International Bond	BPS	1.000%	03/20/2016	0.327%		300	7	4	3
China Government International Bond	BRC	1.000%	03/20/2016	0.327%		700	15	8	7
China Government International Bond	BRC	1.000%	06/20/2016	0.376%		20,500	450	266	184
China Government International Bond	CBK	1.000%	06/20/2015	0.253%		700	13	11	2
China Government International Bond	DUB	1.000%	09/20/2022	1.062%		1,700	(9)	(63)	54
China Government International Bond	FBF	1.000%	09/20/2022	1.062%		3,300	(16)	(112)	96
China Government International Bond	RYL	1.000%	06/20/2015	0.253%		1,400	27	24	3
China Government International Bond	UAG	1.000%	09/20/2022	1.062%		1,400	(7)	(54)	47
France Government Bond	FBF	0.250%	03/20/2016	0.467%		2,200	(15)	(68)	53
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%		6,800	48	(135)	183
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.429%		10,500	848	374	474
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%		2,000	15	(34)	49
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.620%		600	6	(14)	20
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%		3,300	(202)	(223)	21
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.826%		5,500	(338)	(380)	42
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%		3,100	(190)	(212)	22
Japan Government International Bond	BOA	1.000%	03/20/2017	0.616%		5,800	95	(42)	137
Japan Government International Bond	GST	1.000%	03/20/2017	0.616%		1,500	25	(10)	35
Japan Government International Bond	MYC	1.000%	03/20/2017	0.616%		2,600	43	(19)	62
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	0.870%		1,600	7	(34)	41
MetLife, Inc.	BOA	1.000%	09/20/2015	0.989%		8,000	5	(525)	530
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%		12,400	8	(735)	743
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.551%		300	4	(4)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%		1,600	20	(36)	56
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.619%		14,400	181	(69)	250
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.451%		1,600	20	(37)	57
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.551%		800	10	(12)	22
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.451%		900	11	(21)	32
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%		5,400	68	(26)	94
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.551%		1,900	24	(22)	46
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.551%		400	5	(6)	11
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.180%		13,900	(86)	(272)	186
Republic of Germany	BOA	0.250%	09/20/2016	0.287%		16,600	(21)	(298)	277
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.197%	EUR	6,100	13	(91)	104
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%		$7,300	191	126	65
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		1,000	25	19	6
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		200	5	3	2
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		2,400	63	42	21

							$2,744	$(3,103)	$5,847

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	16,400	$468	$1,065	$(597)
iTraxx Europe Senior Financials 17 Index	CBK	(1.000%	)	06/20/2017		2,300	65	149	(84)

							$533	$1,214	$(681)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	$2,315	$39	$0	$39
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	3	0	3
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	1,700	(73)	(98)	25
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049	1,700	(73)	(102)	29

					$(104)	$(200)	$96

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$3,900	$1	$(4)	$5
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		28,700	12	(86)	98
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	265,700	292	127	165
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		62,300	68	24	44
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		19,100	21	4	17
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		600	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,800	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		19,000	14	(8)	22
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		12,000	9	(5)	14
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		100	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		4,300	(7)	(8)	1
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		8,000	(13)	(19)	6

							$395	$24	$371

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	10,321,331	1-Month USD-LIBOR plus a specified spread	$1,523,319	01/15/2013	BOA	$(1,506)
Pay	S&P 500 Index	496,353	1-Month USD-LIBOR plus a specified spread	1,245,769	01/15/2013	BOA	2,820
Receive	ERAUSLT Index	5,212,549	1-Month USD-LIBOR plus a specified spread	753,718	02/28/2013	BOA	14,742
Receive	ERAUSLT Index	502,755	1-Month USD-LIBOR plus a specified spread	74,201	10/15/2013	BOA	(73)
Receive	ERAUSLT Index	2,172,760	1-Month USD-LIBOR plus a specified spread	315,383	10/31/2013	BRC	4,950
Receive	ERAUSLT Index	3,296,967	1-Month USD-LIBOR plus a specified spread	476,731	09/30/2013	JPM	9,329
Receive	ERAUSLT Index	464,907	1-Month USD-LIBOR plus a specified spread	68,615	10/15/2013	JPM	(67)

							$30,195

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$32,600	$230	$(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		131,400	371	(46)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		36,100	150	(32)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		63,000	47	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		124,400	249	(43)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,300	56	(13)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		300	6	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		17,700	97	(16)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,800	132	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		8,100	41	(7)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		16,700	123	(9)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	3,000	19	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		900	6	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$11,800	35	(26)

								$1,562	$(216)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$(76)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	(153)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	(21)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(31)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	(24)

						$1,389	$(305)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$500	$541	$(542)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	2,001		$2,068	DUB	$0	$(8)	$(8)
01/2013	EUR	61,271		79,034	BOA	0	(1,841)	(1,841)
01/2013		39,513		51,171	BPS	0	(985)	(985)
01/2013		85		110	BRC	0	(2)	(2)
01/2013		600		744	DUB	0	(48)	(48)
01/2013		76,500		99,490	FBF	0	(1,487)	(1,487)
01/2013		28		37	MSC	0	0	0
01/2013		6,489		8,174	UAG	0	(392)	(392)
01/2013	GBP	46,659		74,675	GSC	0	(1,120)	(1,120)
01/2013		400		643	UAG	0	(7)	(7)
01/2013	JPY	958,903		11,692	DUB	623	0	623
01/2013		67,751		791	HUS	9	0	9
01/2013		126,185		1,488	RYL	31	0	31
01/2013	MXN	188,144		14,465	UAG	0	(81)	(81)
01/2013		$118,337	EUR	89,277	BOA	0	(496)	(496)
01/2013		929		712	DUB	11	0	11
01/2013		544		420	RBC	11	0	11
01/2013		118,649		89,277	UAG	0	(808)	(808)
01/2013		37,727	GBP	23,313	BRC	143	0	143
01/2013		37,744		23,313	DUB	127	0	127
01/2013		694		433	RBC	9	0	9
01/2013		15	SGD	18	BRC	0	0	0
02/2013	CNY	138,559		$21,973	BRC	0	(52)	(52)
02/2013		23,921		3,800	FBF	0	(2)	(2)
02/2013		66,309		10,500	UAG	0	(41)	(41)
02/2013	EUR	89,277		118,375	BOA	502	0	502
02/2013		1,800		2,306	BPS	0	(71)	(71)
02/2013		204		269	BRC	0	0	0
02/2013		8,120		10,712	RBC	0	(9)	(9)
02/2013		26		34	RYL	0	0	0
02/2013		92,177		122,336	UAG	812	(179)	633
02/2013	GBP	23,313		37,724	BRC	0	(144)	(144)
02/2013		23,313		37,741	DUB	0	(126)	(126)
02/2013	JPY	400,000		5,011	BOA	393	0	393
02/2013		490,000		6,139	CBK	481	0	481
02/2013		170,000		2,129	UAG	167	0	167
02/2013	MXN	74,842		5,712	FBF	0	(60)	(60)
02/2013		326,236		24,916	JPM	0	(244)	(244)
02/2013		994,407		75,419	UAG	0	(1,273)	(1,273)
02/2013		$300	BRL	616	BRC	0	0	0
02/2013		10,220		21,090	HUS	37	0	37
02/2013		600		1,232	MSC	0	(1)	(1)
02/2013		3,800		7,811	UAG	0	(1)	(1)
02/2013		9,300	CNY	58,711	CBK	33	0	33
02/2013		12,609		80,000	JPM	108	0	108
02/2013		14,183		90,078	RYL	136	0	136
02/2013		763	EUR	576	HUS	0	(3)	(3)
02/2013		2,001		1,517	RBC	2	0	2
03/2013	CAD	1,025		$1,037	BRC	8	0	8
03/2013		60,186		60,948	RBC	541	0	541
03/2013	MXN	240,000		18,604	BOA	157	0	157
03/2013		215,971		16,740	BPS	139	0	139
03/2013		$1,605	GBP	996	HUS	13	0	13
04/2013	MXN	161,074		$12,488	BOA	132	0	132
04/2013		214,423		16,521	BRC	74	0	74
04/2013		$162	MXN	2,122	DUB	1	0	1
04/2013		8,629		112,071	HUS	34	(65)	(31)
04/2013		859		11,158	JPM	1	(4)	(3)
04/2013		109		1,424	MSC	0	0	0
04/2013		9,142		119,772	UAG	47	(1)	46
09/2013	EUR	300		$377	BOA	0	(20)	(20)
09/2013		1,000		1,262	UAG	0	(61)	(61)
12/2013		19,100		24,108	BOA	0	(1,194)	(1,194)
04/2014		300		380	CBK	0	(18)	(18)
06/2014		500		634	FBF	0	(30)	(30)
08/2014		200		253	BPS	0	(13)	(13)

						$4,782	$(10,887)	$(6,105)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$14,541	$0	$14,541
Corporate Bonds & Notes
Banking & Finance	0	355,938	143	356,081
Industrials	0	54,208	6,104	60,312
Utilities	0	45,050	0	45,050
Convertible Bonds & Notes
Industrials	0	3,181	0	3,181
Municipal Bonds & Notes
Alaska	0	1,498	0	1,498
California	0	73,955	0	73,955
Connecticut	0	10,080	0	10,080
District of Columbia	0	43,172	0	43,172
Illinois	0	3,969	0	3,969
New Jersey	0	4,475	0	4,475
New York	0	57,992	0	57,992
Ohio	0	5,144	0	5,144
Texas	0	9,336	0	9,336
Virginia	0	4,771	0	4,771
Washington	0	14,173	0	14,173
U.S. Government Agencies	0	717,879	0	717,879
U.S. Treasury Obligations	0	742,263	0	742,263
Mortgage-Backed Securities	0	214,384	0	214,384
Asset-Backed Securities	0	190,485	4,699	195,184
Sovereign Issues	0	293,818	0	293,818
Preferred Securities
Banking & Finance	0	9,238	0	9,238
Short-Term Instruments
Certificates of Deposit	0	60,537	0	60,537
Commercial Paper	0	89,883	0	89,883
Repurchase Agreements	0	28,800	0	28,800
Japan Treasury Bills	0	12,234	0	12,234
Mexico Treasury Bills	0	187,838	0	187,838
Spain Treasury Bills	0	8,196	0	8,196
U.S. Treasury Bills	0	889	0	889
Central Funds Used for Cash Management Purposes	163,315	0	0	163,315
	$163,315	$3,257,927	$10,946	$3,432,188

Short Sales, at value	$0	$(542)	$0	$(542)

Financial Derivative Instruments - Assets
Credit Contracts	0	5,943	0	5,943
Equity Contracts	0	31,841	0	31,841
Foreign Exchange Contracts	0	4,782	0	4,782
Interest Rate Contracts	445	1,449	0	1,894
	$445	$44,015	$0	$44,460

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,729)	0	(2,729)
Equity Contracts	(2,324)	(1,646)	0	(3,970)
Foreign Exchange Contracts	0	(10,887)	0	(10,887)
Interest Rate Contracts	(449)	(217)	(305)	(971)

	$(2,773)	$(15,479)	$(305)	$(18,557)

Totals	$160,987	$3,285,921	$10,641	$3,457,549

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$4,796	$0	$(4,687)	$(4)	$(73)	$111	$0	$0	$143	$12
Industrials	0	5,800	0	0	0	304	0	0	6,104	305
Asset-Backed Securities	18,835	4,400	(7,778)	97	195	305	0	(11,355)	4,699	(8)

	$23,631	$10,200	$(12,465)	$93	$122	$720	$0	$(11,355)	$10,946	$309

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(279)	$0	$0	$0	$0	$(26)	$0	$0	$(305)	$(26)

Totals	$23,352	$10,200	$(12,465)	$93	$122	$694	$0	$(11,355)	$10,641	$283

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$143	Third Party Vendor	Broker Quote	104.98
Industrials	6,104	Third Party Vendor	Broker Quote	105.25
Asset-Backed Securities	4,090	Benchmark Pricing	Base Price	99.91
	609	Third Party Vendor	Broker Quote	99.90

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(305)	Indicative Market Quotations (4)	Broker Quote	0.19 - 0.24

Total	$10,641

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® TR Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.712% due 05/02/2016		$281	$281

Total Bank Loan Obligations (Cost $267)			281

CORPORATE BONDS & NOTES 16.4%
BANKING & FINANCE 12.5%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		200	200
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	712
Ally Financial, Inc.
3.510% due 02/11/2014		2,100	2,145
3.709% due 06/20/2014		200	206
4.500% due 02/11/2014		300	309
4.625% due 06/26/2015		7,300	7,615
7.500% due 12/31/2013		2,300	2,435
American Express Credit Corp.
5.875% due 05/02/2013		700	713
American International Group, Inc.
5.050% due 10/01/2015		100	110
6.400% due 12/15/2020		1,800	2,235
ASIF
3.000% due 02/17/2017	EUR	3,500	4,531
Banco do Brasil S.A.
3.875% due 10/10/2022		$2,200	2,222
6.000% due 01/22/2020		1,500	1,759
Banco Santander Brasil S.A.
2.408% due 03/18/2014		400	399
4.250% due 01/14/2016		300	313
Banco Santander Chile
1.921% due 01/19/2016		1,000	977
Bank of America Corp.
0.640% due 08/15/2016		400	373
1.733% due 01/30/2014		300	303
6.000% due 09/01/2017		300	352
Bank of Montreal
1.950% due 01/30/2018		300	313
2.850% due 06/09/2015		100	106
Bank of Nova Scotia
1.650% due 10/29/2015		200	206
Banque PSA Finance S.A.
2.206% due 04/04/2014		200	198
Barclays Bank PLC
10.179% due 06/12/2021		7,760	10,607
14.000% due 06/15/2019 (c)	GBP	1,000	2,177
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	213
6.500% due 03/10/2021		200	223
Bear Stearns Cos. LLC
7.250% due 02/01/2018		400	502
BPCE S.A.
2.375% due 10/04/2013		100	101
Capital One Capital
10.250% due 08/15/2039		700	700
CIT Group, Inc.
4.750% due 02/15/2015		8,700	9,091
5.250% due 04/01/2014		100	104
Citigroup, Inc.
0.581% due 06/09/2016		400	378
1.160% due 02/15/2013		100	100
1.790% due 01/13/2014		600	606
4.750% due 02/10/2019	EUR	1,000	1,282
5.000% due 09/15/2014		$2,900	3,052
8.125% due 07/15/2039		7,200	10,788
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		100	100
Credit Agricole S.A.
1.769% due 01/21/2014		300	303
7.589% due 01/30/2020 (c)	GBP	100	151
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		$300	342
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,400	1,429
Goldman Sachs Group, Inc.
6.450% due 05/01/2036		6,000	6,586

HBOS PLC
1.011% due 09/06/2017		2,500	2,163
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		5,000	6,862
ING Bank NV
1.711% due 06/09/2014		600	606
2.500% due 01/14/2016		100	104
International Lease Finance Corp.
6.625% due 11/15/2013		7,500	7,819
6.750% due 09/01/2016		200	225
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,800	3,999
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	1,500	1,982
KeyBank N.A.
7.413% due 10/15/2027		$4,000	4,502
Korea Development Bank
3.000% due 09/14/2022		1,700	1,696
3.500% due 08/22/2017		300	322
4.375% due 08/10/2015		700	758
LBG Capital PLC
8.000% due 06/15/2020 (c)		300	313
8.500% due 12/17/2021 (c)		200	208
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,020
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		1,200	1,390
Moody’s Corp.
4.500% due 09/01/2022		4,500	4,815
Morgan Stanley
0.820% due 10/15/2015		300	291
5.550% due 04/27/2017		4,095	4,543
7.300% due 05/13/2019		200	243
National Australia Bank Ltd.
5.350% due 06/12/2013		800	818
PKO Finance AB
4.630% due 09/26/2022		700	738
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,106
Rabobank Group
11.000% due 06/30/2019 (c)		10,000	13,608
RCI Banque S.A.
2.217% due 04/11/2014		400	400
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		5,700	5,700
SLM Corp.
0.513% due 06/17/2013	EUR	1,400	1,832
5.375% due 05/15/2014		$100	105
Springleaf Finance Corp.
6.900% due 12/15/2017		1,300	1,170
SSIF Nevada LP
1.040% due 04/14/2014		1,000	1,006
State Bank of India
4.500% due 07/27/2015		1,000	1,050
Temasek Financial Ltd.
4.300% due 10/25/2019		300	346
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,365	2,963
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		200	199
UBS AG
5.875% due 12/20/2017		700	834
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		1,400	1,613
Weyerhaeuser Co.
7.375% due 03/15/2032		4,900	6,179

			162,095

INDUSTRIALS 3.5%
AbbVie, Inc.
1.072% due 11/06/2015		6,200	6,276
Baidu, Inc.
2.250% due 11/28/2017		1,100	1,109
Braskem Finance Ltd.
5.750% due 04/15/2021		300	317
Comcast Corp.
6.450% due 03/15/2037		300	385
Computer Sciences Corp.
6.500% due 03/15/2018		6,745	7,874
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,400	2,526
Continental Airlines, Inc.
6.750% due 09/15/2015		1,600	1,688

Daimler Finance North America LLC
1.510% due 09/13/2013	500	503
DISH DBS Corp.
6.625% due 10/01/2014	700	754
Gerdau Trade, Inc.
5.750% due 01/30/2021	10,000	11,050
HCA, Inc.
7.875% due 02/15/2020	4,900	5,476
Kraft Foods Group, Inc.
6.125% due 08/23/2018	591	725
MGM Resorts International
13.000% due 11/15/2013	1,700	1,889
Mondelez International, Inc.
6.125% due 02/01/2018	209	254
Petrobras International Finance Co.
3.875% due 01/27/2016	900	954
Rohm & Haas Co.
6.000% due 09/15/2017	500	593
Transocean, Inc.
4.950% due 11/15/2015	300	329
UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	703
Volkswagen International Finance NV
0.918% due 04/01/2014	2,300	2,308

		45,713

UTILITIES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	390
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	200	224
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	224	253
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	700	711
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,200	1,182
Majapahit Holding BV
7.750% due 01/20/2020	500	631
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	215
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	250	311
Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,203

		5,120

Total Corporate Bonds & Notes (Cost $208,454)		212,928

MUNICIPAL BONDS & NOTES 5.9%
CALIFORNIA 2.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,300	1,876
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,500	3,109
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	119
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,123
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	534
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	2,600	3,706
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	1,000	1,166
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,400	1,695
5.000% due 05/15/2032	9,400	11,025

		25,353

CONNECTICUT 0.5%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	5,000	6,203

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,410

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,925

		4,335

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.714% due 05/01/2043	200	203

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	286

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	1,700	1,704

NEW YORK 1.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	2,400	2,850
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,710	3,525
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,132
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	9,215	11,042
5.000% due 05/01/2030	600	719
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	600	725
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,251

		21,358

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,300	2,066
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	1,300	1,465

		3,531

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	4,850
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	500	654

		5,504

WASHINGTON 0.7%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	7,000	8,691

Total Municipal Bonds & Notes (Cost $71,992)		77,168

U.S. GOVERNMENT AGENCIES 40.4%
Fannie Mae
0.270% due 12/25/2036	292	290
0.560% due 03/25/2037 - 09/25/2042	1,125	1,124
0.590% due 07/25/2037	480	483
0.610% due 09/25/2035	476	476
0.620% due 09/25/2035	1,156	1,167
0.840% due 05/25/2040	482	488
0.875% due 08/28/2017 - 12/20/2017	28,700	28,849
0.930% due 06/25/2037	172	173
0.940% due 06/25/2040	4,228	4,263
0.950% due 03/25/2040	973	985
0.960% due 11/25/2039 - 01/25/2040	1,610	1,632
1.030% due 12/25/2039	346	352
1.110% due 07/25/2039	285	288
1.250% due 01/30/2017	300	308
1.360% due 06/01/2043 - 07/01/2044	399	405
2.052% due 11/01/2035	100	105
2.284% due 12/01/2033	213	226
2.300% due 03/01/2035	45	47
2.310% due 08/01/2022	200	204
2.359% due 11/01/2034	16	17
2.388% due 05/01/2036	179	190
2.423% due 10/01/2034	49	51
2.460% due 09/01/2036	195	205

2.500% due 01/01/2028	155,000	162,120
2.502% due 07/01/2036	195	207
2.511% due 01/01/2035	395	419
2.563% due 07/01/2035	267	284
2.587% due 05/01/2035	22	23
2.590% due 07/01/2022	894	930
2.626% due 08/01/2036	186	198
2.630% due 10/01/2035	117	125
2.645% due 09/01/2035	325	346
2.701% due 07/01/2034	319	339
2.705% due 07/01/2035 - 08/01/2035	597	638
2.713% due 05/25/2035	64	68
2.736% due 12/01/2033	95	102
2.814% due 08/01/2035	623	664
2.840% due 06/01/2035	557	593
2.862% due 09/01/2035	334	356
2.870% due 09/01/2027	500	493
2.920% due 06/01/2022	2,621	2,785
3.000% due 01/01/2028 - 02/01/2043	8,000	8,417
3.156% due 05/01/2022	2,093	2,277
3.191% due 06/01/2035	736	784
3.500% due 01/01/2028 - 01/01/2043	22,000	23,451
4.000% due 08/01/2018 - 01/01/2043	47,272	50,655
4.500% due 12/01/2018 - 02/01/2043	115,461	124,878
5.000% due 06/01/2035 - 08/01/2035	6,557	7,157
5.500% due 10/01/2021 - 06/01/2038	633	687
6.000% due 02/01/2029 - 04/01/2039	1,950	2,160
6.500% due 09/01/2034	12	14
Freddie Mac
0.359% due 07/15/2019	353	353
0.470% due 08/25/2031	123	120
0.539% due 02/15/2037	59	59
0.609% due 06/15/2018	42	42
0.759% due 07/15/2041	3,187	3,212
0.779% due 06/15/2041	2,891	2,917
0.819% due 07/15/2037	514	519
0.879% due 08/15/2037	475	479
0.909% due 08/15/2037	627	634
1.000% due 06/29/2017 - 09/29/2017	15,100	15,295
1.064% due 01/15/2038	368	372
1.250% due 05/12/2017 - 10/02/2019	1,600	1,628
1.360% due 02/25/2045	55	53
2.000% due 02/15/2042	4,770	4,697
2.375% due 01/13/2022	500	523
4.000% due 06/15/2038	4,372	4,447
4.375% due 07/17/2015	17,800	19,617
4.500% due 04/01/2039 - 07/01/2041	10,382	11,193
5.500% due 06/01/2027 - 05/01/2040	9,236	9,994
6.000% due 02/01/2034 - 01/01/2043	6,809	7,412
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	637	721
NCUA Guaranteed Notes
0.663% due 10/07/2020	395	397
Small Business Administration
5.290% due 12/01/2027	377	432
5.490% due 03/01/2028	3,103	3,586
5.600% due 09/01/2028	3,060	3,567

Total U.S. Government Agencies (Cost $521,449)		525,767

U.S. TREASURY OBLIGATIONS 24.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	1,528	1,636
0.125% due 01/15/2022	818	888
0.125% due 07/15/2022	4,024	4,366
0.625% due 07/15/2021	8,518	9,683
0.750% due 02/15/2042	3,481	3,818
1.125% due 01/15/2021	317	373
1.250% due 07/15/2020	212	252
1.750% due 01/15/2028	7,619	9,867
2.000% due 01/15/2026	6,293	8,256
2.375% due 01/15/2025	4,295	5,799
2.375% due 01/15/2027	15,829	21,833
2.500% due 01/15/2029	6,357	9,064
3.625% due 04/15/2028	2,431	3,859
3.875% due 04/15/2029 (f)	3,799	6,299
U.S. Treasury Notes
0.375% due 11/15/2015	16,900	16,917
0.625% due 11/30/2017 (f)(g)(h)	2,800	2,790
0.750% due 10/31/2017 (f)(g)(h)	32,800	32,900
0.750% due 12/31/2017	5,500	5,508
0.875% due 07/31/2019 (f)(g)(h)	33,700	33,263
1.000% due 06/30/2019	24,300	24,213
1.000% due 08/31/2019	3,400	3,378
1.000% due 09/30/2019	2,300	2,282

1.000% due 11/30/2019		31,800	31,467
1.125% due 05/31/2019		700	704
1.125% due 12/31/2019		4,700	4,683
1.250% due 10/31/2019		1,600	1,612
1.500% due 08/31/2018 (f)(g)(h)		13,200	13,662
1.625% due 08/15/2022		24,300	24,118
1.625% due 11/15/2022		31,500	31,121
1.750% due 05/15/2022		1,700	1,713
3.375% due 11/15/2019		900	1,034

Total U.S. Treasury Obligations (Cost $313,252)			317,358

MORTGAGE-BACKED SECURITIES 8.6%
American Home Mortgage Investment Trust
2.526% due 02/25/2045		135	131
Arran Residential Mortgages Funding PLC
1.391% due 11/19/2047	EUR	340	451
Banc of America Commercial Mortgage Trust
5.726% due 05/10/2045		$900	1,033
Banc of America Funding Corp.
0.491% due 06/20/2047		600	348
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		183	183
Bear Stearns Adjustable Rate Mortgage Trust
3.120% due 01/25/2034		1,045	1,053
Bear Stearns Alt-A Trust
0.370% due 02/25/2034		526	504
0.650% due 07/25/2035		2,704	2,527
3.001% due 09/25/2035		137	108
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	114
5.405% due 12/11/2040		3,100	3,459
5.471% due 01/12/2045		300	350
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		503	333
Chaseflex Trust
0.510% due 07/25/2037		1,628	1,318
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		147	142
2.600% due 05/25/2035		271	267
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.219% due 07/15/2044		3,100	3,447
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		300	334
Countrywide Alternative Loan Trust
0.390% due 05/25/2047		509	361
0.400% due 09/25/2046		2,731	1,884
0.490% due 02/25/2037		2,489	1,605
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		114	99
Credit Suisse Mortgage Pass-Through Certificates
5.676% due 03/15/2039		100	113
Deutsche ALT-A Securities, Inc.
0.540% due 02/25/2036		6,306	3,644
European Loan Conduit
0.342% due 05/15/2019	EUR	35	43
First Horizon Alternative Mortgage Securities
2.432% due 08/25/2035		$773	653
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035		471	460
Granite Master Issuer PLC
0.290% due 12/20/2054	EUR	1,934	2,514
0.310% due 12/20/2054		198	258
0.411% due 12/20/2054		$198	195
0.614% due 12/20/2054	GBP	1,784	2,850
0.734% due 12/20/2054		4,626	7,390
0.814% due 12/20/2054		3,205	5,120
Granite Mortgages PLC
0.838% due 06/20/2044		1,990	3,203
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033		$320	318
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	107
5.444% due 03/10/2039		500	578
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300	300
1.456% due 03/06/2020		12,500	12,520
GSR Mortgage Loan Trust
2.660% due 09/25/2035		874	881
5.127% due 11/25/2035		528	524
Harborview Mortgage Loan Trust
0.460% due 01/19/2036		1,226	799
Indymac Index Mortgage Loan Trust
2.515% due 01/25/2036		439	324

JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		600	707
5.420% due 01/15/2049		2,900	3,363
JPMorgan Mortgage Trust
5.750% due 01/25/2036		53	52
Lanark Master Issuer PLC
1.711% due 12/22/2054		5,600	5,722
Leek Finance Ltd.
0.420% due 12/21/2038		3,219	3,286
Mellon Residential Funding Corp.
0.649% due 12/15/2030		977	977
Merrill Lynch Floating Trust
0.751% due 07/09/2021		1,207	1,202
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		399	349
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	696
Morgan Stanley Capital Trust
5.208% due 11/14/2042		3,200	3,541
5.610% due 04/15/2049		187	193
5.809% due 12/12/2049		100	119
Residential Accredit Loans, Inc. Trust
3.820% due 12/25/2035		1,282	913
Sequoia Mortgage Trust
0.421% due 06/20/2036		1,524	1,339
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 01/25/2035		358	255
2.781% due 01/25/2035		789	725
2.797% due 08/25/2035		324	295
2.812% due 08/25/2034		710	701
2.816% due 09/25/2035		510	456
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		194	169
0.490% due 02/25/2036		218	147
Structured Asset Securities Corp.
2.859% due 10/28/2035		415	384
Titan Europe PLC
0.709% due 04/23/2015	GBP	3,627	5,857
UBS Commercial Mortgage Trust
0.784% due 07/15/2024		$5,120	4,976
Wachovia Bank Commercial Mortgage Trust
5.012% due 12/15/2035		7,063	7,258
Wachovia Mortgage Loan Trust LLC
3.032% due 05/20/2036 ^		1,019	824
WaMu Mortgage Pass-Through Certificates
0.500% due 10/25/2045		90	86
0.530% due 01/25/2045		540	508
1.160% due 02/25/2046		1,111	1,021
1.339% due 05/25/2041		37	37
1.365% due 11/25/2042		90	86
2.261% due 02/27/2034		285	290
2.511% due 10/25/2046		275	249
2.511% due 12/25/2046		1,087	944
5.094% due 06/25/2037		1,276	1,106
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 03/25/2036		632	622

Total Mortgage-Backed Securities (Cost $109,006)			112,300

ASSET-BACKED SECURITIES 3.7%
Aames Mortgage Investment Trust
1.785% due 01/25/2035		242	241
ARES CLO Ltd.
0.562% due 02/24/2018		444	440
Argent Securities, Inc.
1.030% due 02/25/2034		2,981	2,570
Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034		151	146
Avalon Capital Ltd.
0.582% due 02/24/2019		4,021	3,972
Bear Stearns Asset-Backed Securities Trust
0.370% due 08/25/2036		4,293	2,868
0.890% due 10/25/2035		4,800	2,392
Black Diamond CLO Delaware Corp.
0.559% due 06/20/2017		1,239	1,237
Bumper S.A.
1.360% due 02/23/2023	EUR	4,100	5,465
Centurion CDO Ltd.
0.683% due 01/30/2016		$605	604
Citibank Omni Master Trust
2.959% due 08/15/2018		1,400	1,457
Citigroup Mortgage Loan Trust, Inc.
0.370% due 09/25/2036		8,847	4,307
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		42	20

Duane Street CLO Ltd.
0.562% due 11/08/2017		2,123	2,107
Fremont Home Loan Trust
0.270% due 01/25/2037		20	9
Hillmark Funding
0.562% due 05/21/2021		1,100	1,064
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		1,000	1,005
Lafayette CLO Ltd.
1.751% due 09/06/2022		2,794	2,788
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		17	15
Pacifica CDO Ltd.
0.574% due 01/26/2020		2,092	2,066
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		71	72
SLC Student Loan Trust
4.750% due 06/15/2033		210	201
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	2,428	3,095
1.259% due 06/15/2023		$1,755	1,769
3.459% due 05/16/2044		412	434
3.500% due 08/17/2043		1,016	983
Specialty Underwriting & Residential Finance
0.510% due 12/25/2036		4,900	2,936
Structured Asset Securities Corp.
0.530% due 05/25/2037		3,100	2,493
Venture CDO Ltd.
0.539% due 07/22/2021		600	574
Wood Street CLO BV
0.602% due 11/22/2021	EUR	861	1,112

Total Asset-Backed Securities (Cost $46,363)			48,442

SOVEREIGN ISSUES 5.4%
Indonesia Government International Bond
7.500% due 01/15/2016		$500	586
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	1,500	1,995
3.000% due 04/01/2014		200	268
3.000% due 11/01/2015		400	537
3.500% due 06/01/2014		200	270
3.750% due 12/15/2013		6,500	8,763
3.750% due 08/01/2015		500	683
3.750% due 04/15/2016		300	411
3.750% due 08/01/2016		100	137
4.000% due 02/01/2017		900	1,237
4.250% due 07/01/2014		100	137
4.250% due 08/01/2014		100	137
4.500% due 07/15/2015		7,900	10,965
4.750% due 09/15/2016		2,300	3,249
4.750% due 06/01/2017		1,500	2,110
6.000% due 11/15/2014		100	142
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2014		16,000	20,395
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,700	379
10.000% due 12/05/2024		1,200	130
Province of Ontario
3.150% due 06/02/2022	CAD	8,500	8,846
4.200% due 03/08/2018		100	112
Province of Quebec
3.500% due 07/29/2020		$500	556
Spain Government International Bond
3.750% due 10/31/2015	EUR	5,400	7,183
4.400% due 01/31/2015		600	817
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	220

Total Sovereign Issues (Cost $67,690)			70,265

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 01/30/2013 (c)		243	1,784

Total Preferred Securities (Cost $2,585)			1,784

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 2.8%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$1,800	1,798
1.650% due 09/12/2013		15,800	15,814
1.700% due 09/06/2013		15,500	15,518
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		3,800	3,755

			36,885

COMMERCIAL PAPER 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		17,200	16,927
Ford Motor Credit Co. LLC
1.040% due 05/20/2013		800	797
Santander S.A.
2.200% due 04/02/2013		800	798
3.100% due 10/01/2013		3,200	3,153

			21,675

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013		500	500
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $510. Repurchase proceeds are $500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,331	1,331
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,361. Repurchase proceeds are $1,331.)

			1,831

JAPAN TREASURY BILLS 1.4%
0.100% due 02/12/2013 - 02/25/2013 (a)	JPY	1,560,000	18,004

MEXICO TREASURY BILLS 7.4%
4.480% due 01/10/2013 - 04/04/2013 (a)	MXN	1,251,400	96,334

U.S. TREASURY BILLS 0.0%
0.147% due 12/12/2013 (h)		$170	170

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.1%
PIMCO Short-Term Floating NAV Portfolio		263	3
PIMCO Short-Term Floating NAV Portfolio III		5,257,787	52,551

			52,554

Total Short-Term Instruments (Cost $228,016)			227,453

Total Investments 122.5% (Cost $1,569,074)			$1,593,746
Written Options (j) (0.0%) (Premiums $687)			(98)
Other Assets and Liabilities (Net) (22.5%)			(293,080)

Net Assets 100.0%			$1,300,568

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $12,493 at a weighted average interest rate of 0.066%.

(f)	Securities with an aggregate market value of $750 and cash of $28 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	15	$13
90-Day Euribor June Futures	Long	06/2015	5	0
90-Day Euribor March Futures	Long	03/2015	5	0
90-Day Euribor September Futures	Long	09/2015	2	1
90-Day Eurodollar December Futures	Long	12/2015	640	(3)
90-Day Eurodollar June Futures	Long	06/2015	455	471
90-Day Eurodollar June Futures	Long	06/2016	7	0
90-Day Eurodollar March Futures	Long	03/2016	127	(3)
90-Day Eurodollar September Futures	Long	09/2015	45	18
90-Day Eurodollar September Futures	Long	09/2016	5	0
Euro-Bund 10-Year Bond March Futures	Short	03/2013	13	(15)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	15	0

				$482

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1,176 and cash of $72 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$1,337	$(25)	$(66)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	800	(2)	(1)

				$(26)	$(67)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$117,900	$896	$(18)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		4,300	24	(56)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	5,700	45	67

						$965	$(7)

(h)	Securities with an aggregate market value of $5,789 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
American International Group, Inc.	BOA	1.000%	03/20/2016	0.827%	$300	$1	$(11)	$12
American International Group, Inc.	CBK	1.000%	03/20/2016	0.827%	400	3	(14)	17
American International Group, Inc.	UAG	1.000%	12/20/2020	1.516%	100	(4)	(22)	18
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%	4,500	120	94	26
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	1.168%	2,300	(17)	(39)	22
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	0.963%	1,400	3	(10)	13
Brazil Government International Bond	BOA	1.950%	04/20/2016	0.735%	300	13	0	13
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.715%	300	3	(2)	5
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%	1,000	9	(1)	10
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.771%	1,700	15	(2)	17
Brazil Government International Bond	HUS	1.000%	03/20/2015	0.550%	13,300	138	(243)	381
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%	300	3	(8)	11
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%	600	6	(6)	12
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%	500	5	(2)	7
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.771%	5,800	48	(155)	203
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.604%	1,000	10	(11)	21
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%	100	1	(1)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%	500	5	(5)	10
China Government International Bond	BPS	1.000%	03/20/2016	0.327%	300	7	4	3
China Government International Bond	BRC	1.000%	03/20/2016	0.327%	700	15	8	7
China Government International Bond	MYC	1.000%	06/20/2016	0.376%	3,400	74	(105)	179
China Government International Bond	MYC	1.000%	09/20/2016	0.417%	3,800	93	(131)	224
Export-Import Bank of China	DUB	1.000%	06/20/2017	0.746%	100	1	(4)	5
France Government Bond	CBK	0.250%	12/20/2015	0.448%	6,400	(37)	(354)	317
France Government Bond	UAG	0.250%	09/20/2016	0.603%	100	(1)	(4)	3
General Electric Capital Corp.	BOA	1.000%	09/20/2016	0.950%	2,400	5	(56)	61
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.220%	700	32	0	32
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%	700	29	0	29
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.429%	600	48	21	27
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.220%	800	37	0	37
Indonesia Government International Bond	BPS	1.000%	06/20/2021	1.826%	600	(37)	(42)	5
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%	500	4	(8)	12
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%	200	(13)	(14)	1
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.787%	200	2	(3)	5
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%	200	(13)	(14)	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%	300	5	4	1
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%	3,900	67	(36)	103
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%	700	12	6	6
Japan Government International Bond	MYC	1.000%	09/20/2016	0.548%	1,000	17	(10)	27
Japan Government International Bond	UAG	1.000%	09/20/2016	0.548%	600	10	(6)	16
MetLife, Inc.	BOA	1.000%	12/20/2014	0.730%	700	4	(13)	17
MetLife, Inc.	DUB	1.000%	03/20/2018	1.590%	1,200	(34)	(68)	34
MetLife, Inc.	GST	1.000%	03/20/2015	0.788%	2,000	10	(121)	131
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.274%	300	(6)	(13)	7
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%	600	8	(13)	21

Mexico Government International Bond	CBK	1.000%	03/20/2015	0.451%	400	5	(9)	14
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%	800	10	(6)	16
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.669%	1,900	23	5	18
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.840%	400	3	(4)	7
Mexico Government International Bond	GST	1.000%	03/20/2016	0.619%	7,100	89	(219)	308
Mexico Government International Bond	GST	1.000%	06/20/2017	0.840%	1,200	12	(12)	24
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.274%	1,000	(20)	(46)	26
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%	1,400	17	(9)	26
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%	100	8	(10)	18
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.180%	1,400	(8)	(27)	19
Republic of Germany	UAG	0.250%	06/20/2016	0.267%	2,800	(2)	(95)	93
Russia Government International Bond	GST	1.000%	06/20/2017	1.165%	100	(1)	(7)	6
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%	2,300	60	22	38
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%	200	5	4	1
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%	500	13	9	4
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%	300	5	1	4
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%	400	11	7	4

						$931	$(1,806)	$2,737

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$4,400	$396	$257	$139
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	69	117	(48)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	10,000	773	725	48
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	54	79	(25)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	675	11	0	11
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	1,543	26	0	26
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	3	0	3
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	2,700	(116)	(144)	28
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	700	(30)	(41)	11

					$1,186	$993	$193

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$1,500	$1	$(1)	$2
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		13,000	5	(39)	44
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,600	11	5	6
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,300	5	2	3
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,400	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		300	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		900	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		11,000	8	(8)	16
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		6,000	5	(2)	7
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		7,000	6	(4)	10
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,100	(4)	(4)	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		4,100	(7)	(10)	3
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		9,000	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		5,000	(1)	(1)	0

							$27	$(64)	$91

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	155,196	1-Month USD-LIBOR plus a specified spread	$22,616	01/15/2013	BOA	$269
Receive	ERAUSLT Index	4,835,785	1-Month USD-LIBOR plus a specified spread	699,239	02/28/2013	BOA	13,677
Receive	ERAUSLT Index	1,308,017	1-Month USD-LIBOR plus a specified spread	193,049	10/15/2013	BOA	(188)
Receive	ERAUSLT Index	764,801	1-Month USD-LIBOR plus a specified spread	111,285	10/31/2013	BRC	1,470
Receive	ERAUSLT Index	1,024,042	1-Month USD-LIBOR plus a specified spread	151,138	04/15/2013	JPM	(151)
Receive	ERAUSLT Index	680,510	1-Month USD-LIBOR plus a specified spread	98,400	08/30/2013	JPM	1,925

							$17,002

(j)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$10,800	$76	$(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		58,500	165	(20)

Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		18,400	78	(16)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		23,200	18	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		45,500	91	(16)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		6,600	24	(6)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,200	23	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		200	1	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		13,400	73	(12)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,700	33	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		5,200	26	(4)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		5,000	36	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	1,600	10	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		500	3	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$3,900	12	(9)

								$669	$(95)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	500	7	(1)

						$18	$(3)

(k)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2043	$1,000	$1,084	$(1,083)
Fannie Mae	5.000%	02/01/2043	5,000	5,409	(5,417)

				$6,493	$(6,500)

(l)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	400		$496	DUB	$0	$(32)	$(32)
01/2013		2,780		3,416	UAG	0	(255)	(255)
01/2013	GBP	16,777		26,851	GSC	0	(403)	(403)
01/2013		100		161	UAG	0	(2)	(2)
01/2013	JPY	370,310		4,515	DUB	241	0	241
01/2013		16,937		198	HUS	2	0	2
01/2013		75,711		893	RYL	19	0	19
01/2013	MXN	342,726		26,202	CBK	0	(246)	(246)
01/2013		90,511		6,959	UAG	0	(39)	(39)
01/2013	SGD	2		2	BRC	0	0	0
01/2013		$13,505	GBP	8,345	BRC	51	0	51
01/2013		13,509		8,344	DUB	45	0	45
01/2013		301		188	RBC	4	0	4
02/2013	EUR	1,100		$1,409	BPS	0	(44)	(44)
02/2013		1,700		2,140	UAG	0	(105)	(105)
02/2013	GBP	8,345		13,503	BRC	0	(51)	(51)
02/2013		8,344		13,508	DUB	0	(45)	(45)
02/2013	JPY	730,000		9,135	BOA	706	0	706
02/2013		620,000		7,768	CBK	609	0	609
02/2013		210,000		2,630	UAG	206	0	206
02/2013	MXN	370,710		28,144	CBK	0	(446)	(446)
02/2013		32,583		2,487	FBF	0	(26)	(26)
02/2013		61,821		4,627	HUS	0	(138)	(138)
02/2013		51,100		3,824	RBC	0	(115)	(115)
02/2013		$100	BRL	205	BRC	0	0	0
02/2013		4,463		9,212	HUS	17	0	17
02/2013		200		411	MSC	0	0	0
02/2013		1,500		3,084	UAG	0	0	0
03/2013	CAD	40		$40	BRC	0	0	0
03/2013		8,775		8,881	CBK	74	0	74
03/2013	EUR	42,737		55,802	BRC	0	(646)	(646)
03/2013		728		959	UAG	0	(3)	(3)
03/2013	MXN	198,795		15,128	RBC	0	(162)	(162)
03/2013		$201	EUR	154	DUB	2	0	2
03/2013		127		96	HUS	0	0	0
04/2013	MXN	89,763		$6,916	BRC	31	0	31
04/2013		13,144		1,006	JPM	0	(3)	(3)
04/2013		$160	MXN	2,084	DUB	0	0	0
04/2013		1,308		17,109	HUS	9	(5)	4
04/2013		160		2,072	MSC	0	(1)	(1)
04/2013		6,102		79,927	UAG	31	(1)	30
09/2013	EUR	100		$126	BOA	0	(7)	(7)
09/2013		600		757	UAG	0	(37)	(37)
12/2013		12,200		15,399	BOA	0	(762)	(762)
04/2014		200		253	CBK	0	(12)	(12)
06/2014		200		254	FBF	0	(12)	(12)
08/2014		100		127	BPS	0	(6)	(6)

						$2,047	$(3,604)	$(1,557)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$ 0	$281	$0	$281
Corporate Bonds & Notes
Banking & Finance	0	162,095	0	162,095
Industrials	0	43,187	2,526	45,713
Utilities	0	5,120	0	5,120
Municipal Bonds & Notes
California	0	25,353	0	25,353
Connecticut	0	6,203	0	6,203
Illinois	0	4,335	0	4,335
Louisiana	0	203	0	203
Nevada	0	286	0	286
New Jersey	0	1,704	0	1,704
New York	0	21,358	0	21,358
Ohio	0	3,531	0	3,531
Texas	0	5,504	0	5,504
Washington	0	8,691	0	8,691
U.S. Government Agencies	0	525,370	397	525,767
U.S. Treasury Obligations	0	317,358	0	317,358
Mortgage-Backed Securities	0	112,300	0	112,300
Asset-Backed Securities	0	45,654	2,788	48,442
Sovereign Issues	0	70,265	0	70,265
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	0	1,784	1,784
Short-Term Instruments
Certificates of Deposit	0	36,885	0	36,885
Commercial Paper	0	21,675	0	21,675
Repurchase Agreements	0	1,831	0	1,831
Japan Treasury Bills	0	18,004	0	18,004
Mexico Treasury Bills	0	96,334	0	96,334
U.S. Treasury Bills	0	170	0	170
Central Funds Used for Cash Management Purposes	52,554	0	0	52,554
	$ 52,554	$1,533,697	$7,495	$1,593,746

Short Sales, at value	$ 0	$(6,500)	$0	$(6,500)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,003	0	3,003
Equity Contracts	0	17,341	0	17,341
Foreign Exchange Contracts	0	2,047	0	2,047
Interest Rate Contracts	503	159	0	662
	$ 503	$22,550	$0	$23,053

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(140)	0	(140)
Equity Contracts	0	(339)	0	(339)
Foreign Exchange Contracts	0	(3,604)	0	(3,604)
Interest Rate Contracts	(21)	(170)	(3)	(194)

	$ (21)	$(4,253)	$(3)	$(4,277)

Totals	$ 53,036	$1,545,494	$7,492	$1,606,022

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$2,400	$0	$0	$0	$126	$0	$0	$2,526	$126
U.S. Government Agencies	465	0	(69)	0	0	1	0	0	397	1
Asset-Backed Securities	2,241	3,000	(857)	12	17	43	0	(1,668)	2,788	(5)
Convertible Preferred Securities
Industrials	20	0	0	0	0	(20)	0	0	0	(20)
Preferred Securities
Banking & Finance	1,819	0	0	0	0	(35)	0	0	1,784	(35)

	$4,545	$5,400	$(926)	$12	$17	$115	$0	$(1,668)	$7,495	$67
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$0	$0	$0	$(3)	$0

Totals	$4,542	$5,400	$(926)	$12	$17	$115	$0	$(1,668)	$7,492	$67

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$2,526	Third Party Vendor	Broker Quote	105.25
U.S. Government Agencies	397	Third Party Vendor	Broker Quote	100.38
	2,788	Benchmark Pricing	Base Price	99.91
Preferred Securities
Banking & Finance	1,784	Benchmark Pricing	Base Price	$ 7,393.89

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	Indicative Market Quotations	Broker Quote	0.19 - 0.20

Total	$7,492

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.7%
CORPORATE BONDS & NOTES 0.4%
Macquarie Bank Ltd.
6.625% due 04/07/2021		$16,500	$18,251
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		2,900	3,228
Telstra Corp. Ltd.
4.800% due 10/12/2021		500	584

			22,063

SOVEREIGN ISSUES 1.3%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	65,744

Total Australia (Cost $83,764)			87,807

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,320

Total Bahrain (Cost $3,932)			4,320

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Noble Group Ltd.
6.625% due 08/05/2020		$200	208
6.750% due 01/29/2020		400	424
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,051
4.750% due 02/16/2021		1,000	1,132
6.500% due 06/10/2014		1,000	1,074
7.875% due 06/10/2019		450	592

Total Bermuda (Cost $4,155)			4,481

BRAZIL 3.0%
CORPORATE BONDS & NOTES 1.1%
Banco do Brasil S.A.
3.058% due 07/02/2014		$3,000	3,031
4.500% due 01/22/2015		1,600	1,698
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	520
Banco Santander Brasil S.A.
2.408% due 03/18/2014		4,500	4,485
4.500% due 04/06/2015		1,000	1,040
Braskem Finance Ltd.
7.250% due 06/05/2018		100	115
CSN Islands Corp.
6.875% due 09/21/2019		1,780	2,003
CSN Resources S.A.
6.500% due 07/21/2020		7,400	8,066
Petrobras International Finance Co.
5.875% due 03/01/2018		4,550	5,230
7.875% due 03/15/2019		19,750	24,751
Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	782
6.875% due 11/10/2039		1,800	2,260

			54,015

SOVEREIGN ISSUES 1.9%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	4,173	2,038
10.000% due 01/01/2014		21,257	10,663

10.000% due 01/01/2017		164,118	84,593

			97,294

Total Brazil (Cost $151,632)			151,309

CANADA 3.0%
BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
4.000% due 03/10/2017		$1,960	1,979

CORPORATE BONDS & NOTES 1.0%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,405
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,826
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,038
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		4,300	4,802

			49,071

SOVEREIGN ISSUES 2.0%
Canada Government Bond
3.000% due 12/01/2036 (b)	CAD	9,136	14,983
Canada Housing Trust
2.400% due 12/15/2022		55,600	56,219
Province of Nova Scotia
7.250% due 07/27/2013		$1,140	1,186
Province of Ontario
3.150% due 06/02/2022	CAD	29,300	30,493

			102,881

Total Canada (Cost $149,673)			153,931

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.1%
Babson CLO Ltd.
0.678% due 06/15/2016		$47	48
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		897	870
Galaxy CLO Ltd.
0.555% due 04/25/2019		1,282	1,242
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		13	13
Mountain View Funding CLO
0.600% due 04/15/2019		591	581
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		554	545
Octagon Investment Partners Ltd.
0.612% due 11/28/2018		776	762
0.671% due 12/02/2016		50	50
Pacifica CDO Ltd.
0.574% due 01/26/2020		1,308	1,291
0.700% due 05/13/2016		157	156

			5,558

CORPORATE BONDS & NOTES 0.6%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,060	5,250
IPIC GMTN Ltd.
5.000% due 11/15/2020		10,900	12,448
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		10,783	12,157
QNB Finance Ltd.
3.125% due 11/16/2015		2,300	2,378

			32,233

Total Cayman Islands (Cost $34,419)			37,791

CHILE 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
3.750% due 09/22/2015		$5,600	5,908
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		40	52

Total Chile (Cost $5,632)			5,960

COLOMBIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,140	4,074

Total Colombia (Cost $3,762)			4,074

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,618
Nykredit Realkredit A/S
1.319% due 04/01/2038	DKK	1,625	292

Total Denmark (Cost $3,873)			3,910

FINLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	1,101

Total Finland (Cost $1,170)			1,101

FRANCE 1.4%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	550	737
4.750% due 05/28/2013		50	67
BPCE S.A.
2.062% due 02/07/2014		$13,900	14,058
2.375% due 10/04/2013		10,900	11,016
Carrefour S.A.
5.375% due 06/12/2015	EUR	50	73
Credit Agricole S.A.
1.769% due 01/21/2014		$3,000	3,026
5.136% due 02/24/2016 (c)	GBP	300	400
7.589% due 01/30/2020 (c)		200	302
GDF Suez
6.875% due 01/24/2019	EUR	45	78
RCI Banque S.A.
2.217% due 04/11/2014		$8,240	8,239
Societe Generale S.A.
1.397% due 04/11/2014		24,700	24,748
5.125% due 12/19/2013	EUR	50	69

			62,813

SOVEREIGN ISSUES 0.2%
France Government Bond
1.800% due 07/25/2040 (b)		261	445
2.250% due 07/25/2020 (b)		2,470	3,889
3.150% due 07/25/2032 (b)		200	390
Societe Financement de l’Economie Francaise
3.000% due 04/07/2014		1,545	2,112
3.375% due 05/05/2014		$2,980	3,100

			9,936

Total France (Cost $71,823)			72,749

GERMANY 0.8%
BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	1,000	1,329

CORPORATE BONDS & NOTES 0.8%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	36
FMS Wertmanagement AoR
1.625% due 02/22/2017		7,300	10,052
2.250% due 07/14/2014		3,000	4,090
3.000% due 08/03/2018		7,300	10,750
KFW
3.625% due 01/20/2020		8,400	13,008

4.250% due 07/04/2014		1,300	1,823
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		525	761

			40,520

Total Germany (Cost $40,188)			41,849

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	5,398

Total Hong Kong (Cost $4,978)			5,398

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,107
5.000% due 01/15/2016		1,500	1,586
5.750% due 11/16/2020		200	217
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,785
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	524
State Bank of India
4.500% due 07/27/2015		1,000	1,049

Total India (Cost $10,762)			11,268

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,190
7.750% due 01/20/2020		2,000	2,525
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		1,280	1,453

Total Indonesia (Cost $4,774)			5,168

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.0%
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	1,893	2,420

CORPORATE BONDS & NOTES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	419
7.700% due 08/07/2013		4,500	4,693
8.700% due 08/07/2018		1,500	1,949
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		200	215
RZD Capital Ltd.
5.739% due 04/03/2017		5,625	6,314
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	851

			14,441

SOVEREIGN ISSUES 0.1%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		3,000	3,292
5.450% due 11/22/2017		100	112

			3,404

Total Ireland (Cost $18,953)			20,265

ITALY 1.4%
CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$5,100	5,378

SOVEREIGN ISSUES 1.3%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	31,678	39,752

5.500% due 11/01/2022		18,930	27,051

			66,803

Total Italy (Cost $66,254)			72,181

JAPAN 1.7%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,173
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	4,026

			11,199

SOVEREIGN ISSUES 1.5%
Japan Bank for International Cooperation
4.250% due 06/18/2013		$910	926
Japan Government International Bond
0.500% due 03/20/2015	JPY	790,000	9,201
1.200% due 06/20/2021		330,000	3,988
1.500% due 09/20/2018		154,000	1,903
1.700% due 03/20/2017		1,550,000	19,053
Japan Government International CPI Linked Bond
1.200% due 12/10/2017		1,391,600	17,556
1.400% due 06/10/2018		2,007,670	25,631

			78,258

Total Japan (Cost $82,323)			89,457

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	6,000	8,320
7.625% due 09/15/2014		300	421
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$400	430
6.510% due 03/07/2022		10,400	12,454
8.146% due 04/11/2018		360	446
9.250% due 04/23/2019		300	399
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		4	4
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	111
9.000% due 06/11/2014		1,600	1,758
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		4,000	4,335
5.400% due 03/24/2017		1,300	1,424
5.499% due 07/07/2015		4,400	4,778
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	330

Total Luxembourg (Cost $31,632)			35,210

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Axiata Labuan Ltd.
5.375% due 04/28/2020		$500	572

Total Malaysia (Cost $512)			572

MEXICO 4.3%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$500	661
6.375% due 03/01/2035		1,100	1,455
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,250	1,394
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		700	759
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		700	760
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	35
6.625% due 06/15/2035		250	319
Petroleos Mexicanos
6.000% due 03/05/2020		4,100	4,920
6.500% due 06/02/2041		13,500	17,010

8.000% due 05/03/2019		5,370	7,048

			34,361

SOVEREIGN ISSUES 3.6%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	450,000	34,707
6.000% due 06/18/2015		132,029	10,518
6.050% due 01/11/2040		$1,500	2,019
6.250% due 06/16/2016	MXN	72,600	5,856
6.500% due 06/10/2021		37,900	3,183
6.500% due 06/09/2022		275,000	23,124
7.750% due 12/14/2017		227,463	19,631
8.000% due 12/17/2015		2,500	210
8.000% due 06/11/2020		389,330	35,496
8.500% due 12/13/2018		231,172	20,951
10.000% due 12/05/2024		271,890	29,485

			185,180

Total Mexico (Cost $209,815)			219,541

NETHERLANDS 3.0%
ASSET-BACKED SECURITIES 0.0%
Jubilee CDO BV
0.806% due 10/15/2019	EUR	299	389
Wood Street CLO BV
0.602% due 11/22/2021		940	1,214

			1,603

CORPORATE BONDS & NOTES 3.0%
ABN AMRO Bank NV
3.250% due 01/18/2013		3,150	4,163
3.250% due 09/21/2015		7,950	11,280
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$185	194
4.250% due 02/26/2014	EUR	50	69
Deutsche Telekom International Finance BV
6.000% due 01/20/2017		30	47
E.ON International Finance BV
5.800% due 04/30/2018		$3,000	3,649
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,817	2,506
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,300	3,621
10.500% due 03/25/2014		7,650	8,393
ING Bank NV
3.000% due 09/30/2014	EUR	4,100	5,662
3.250% due 03/03/2016		2,400	3,435
3.375% due 03/03/2014		1,930	2,643
3.900% due 03/19/2014		$4,600	4,784
4.250% due 03/19/2013	EUR	700	932
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019		34,300	46,374
4.375% due 01/22/2018		12,400	19,280
NIBC Bank NV
3.500% due 04/07/2014		1,200	1,650
NXP BV
2.960% due 10/15/2013		75	99
Rabobank Group
11.000% due 06/30/2019 (c)		$18,770	25,503
RWE Finance BV
6.625% due 01/31/2019	EUR	50	85
SABIC Capital BV
3.000% due 11/02/2015		$5,450	5,643
SNS Bank NV
3.500% due 03/10/2014	EUR	2,150	2,949
Waha Aerospace BV
3.925% due 07/28/2020		$2,400	2,607

			155,568

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL
1.009% due 04/17/2041	EUR	598	670
Eurosail PLC
0.959% due 10/17/2040		329	411

Storm BV
1.083% due 09/22/2052		659	874

			1,955

Total Netherlands (Cost $154,866)			159,126

NEW ZEALAND 0.0%
CORPORATE BONDS & NOTES 0.0%
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$1,300	1,334

Total New Zealand (Cost $1,319)			1,334

NORWAY 1.0%
CORPORATE BONDS & NOTES 1.0%
DNB Bank ASA
5.875% due 06/20/2013	EUR	50	68
DNB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,932
2.625% due 01/11/2017	EUR	1,100	1,544
2.900% due 03/29/2017		$12,300	13,103
3.375% due 01/20/2017	EUR	1,300	1,897
4.125% due 02/01/2013		7,950	10,524
Eksportfinans ASA
2.000% due 09/15/2015		$200	192
3.000% due 11/17/2014		500	496
Sparebank Boligkreditt A/S
5.000% due 09/10/2013	EUR	7,900	10,766
Statoil ASA
5.100% due 08/17/2040		$1,500	1,809

Total Norway (Cost $52,935)			52,331

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	164
5.750% due 09/23/2022		132	50
6.250% due 10/24/2015		5,680	1,989

Total Poland (Cost $2,159)			2,203

QATAR 0.9%
CORPORATE BONDS & NOTES 0.5%
Nakilat, Inc.
6.067% due 12/31/2033		$500	610
Qatari Diar Finance QSC
3.500% due 07/21/2015		500	526
5.000% due 07/21/2020		5,900	6,918
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		8,773	9,891
5.832% due 09/30/2016		259	285
6.332% due 09/30/2027		1,000	1,283
6.750% due 09/30/2019		3,550	4,469

			23,982

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.500% due 01/20/2022		2,000	2,305
5.250% due 01/20/2020		10,200	12,214
6.400% due 01/20/2040		6,100	8,560

			23,079

Total Qatar (Cost $40,482)			47,061

RUSSIA 1.1%
CORPORATE BONDS & NOTES 0.0%
ALROSA Finance S.A.
7.750% due 11/03/2020		$700	815

SOVEREIGN ISSUES 1.1%
Russia Government International Bond
4.500% due 04/04/2022		3,000	3,442

7.500% due 03/31/2030		42,406	54,551

			57,993

Total Russia (Cost $52,810)			58,808

SOUTH AFRICA 2.6%
SOVEREIGN ISSUES 2.6%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,903
7.250% due 01/15/2020	ZAR	588,000	73,223
8.000% due 12/21/2018		445,000	57,690

Total South Africa (Cost $134,271)			134,816

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,800	5,180
5.125% due 06/29/2020		6,500	7,495
5.875% due 01/14/2015		1,200	1,317
8.125% due 01/21/2014		6,300	6,776
Korea Development Bank
3.000% due 09/14/2022		7,100	7,082
8.000% due 01/23/2014		10,650	11,440
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		6,000	6,280
6.250% due 06/17/2014		3,200	3,433

Total South Korea (Cost $46,845)			49,003

SPAIN 2.4%
CORPORATE BONDS & NOTES 0.2%
Santander International Debt S.A.U.
4.500% due 05/18/2015	EUR	6,200	8,452
Santander Issuances S.A.U.
1.604% due 10/24/2017		100	113
4.500% due 09/30/2019		100	113
7.300% due 07/27/2019	GBP	100	164

			8,842

SOVEREIGN ISSUES 2.2%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	13,800	17,775
4.305% due 03/06/2014		9,200	12,169
Spain Government International Bond
4.000% due 04/30/2020		4,800	6,031
4.850% due 10/31/2020		10,800	14,165
5.500% due 04/30/2021		37,025	50,188
5.850% due 01/31/2022		9,100	12,552

			112,880

Total Spain (Cost $115,529)			121,722

SUPRANATIONAL 3.6%
CORPORATE BONDS & NOTES 3.6%
European Investment Bank
3.625% due 01/15/2021	EUR	45,100	69,437
4.625% due 04/15/2020		70,800	115,233
European Union
3.125% due 04/03/2014		90	123

Total Supranational (Cost $175,745)			184,793

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.8%
Nordea Bank AB
1.240% due 01/14/2014		$9,000	9,068
3.125% due 03/20/2017		15,650	16,676
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,963
Stadshypotek AB
3.000% due 10/01/2014		2,900	4,009
3.750% due 12/12/2013		1,250	1,704
Swedbank AB
2.900% due 01/14/2013		$150	150

Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	6,013

Total Sweden (Cost $39,489)			40,583

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	701

Total United Arab Emirates (Cost $600)			701

UNITED KINGDOM 6.9%
CORPORATE BONDS & NOTES 2.6%
Abbey National Treasury Services PLC
2.500% due 03/18/2014	EUR	3,700	4,906
3.125% due 06/30/2015		1,400	1,919
3.375% due 06/08/2016		2,600	3,655
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,365
3.875% due 01/15/2014		20,300	27,769
4.500% due 10/23/2013		2,600	3,547
Barclays Bank PLC
4.875% due 03/31/2013		600	799
7.625% due 11/21/2022		$12,500	12,516
14.000% due 06/15/2019 (c)	GBP	100	218
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	73
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$250	348
HBOS PLC
1.011% due 09/06/2017		4,500	3,894
HSBC Bank PLC
0.740% due 05/15/2013		4,300	4,306
3.100% due 05/24/2016		4,800	5,078
4.750% due 03/24/2046	GBP	1,900	3,032
5.000% due 03/20/2023		2,000	3,478
HSBC Holdings PLC
3.625% due 06/29/2020	EUR	400	547
5.100% due 04/05/2021		$300	355
5.750% due 12/20/2027	GBP	1,400	2,599
6.000% due 06/10/2019	EUR	3,400	5,445
6.375% due 10/18/2022	GBP	3,100	5,620
6.750% due 09/11/2028		3,000	6,142
6.800% due 06/01/2038		$500	640
7.625% due 05/17/2032		700	909
LBG Capital PLC
7.869% due 08/25/2020	GBP	200	347
15.000% due 12/21/2019		100	232
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$3,500	4,055
Nationwide Building Society
3.875% due 12/05/2013	EUR	2,450	3,340
Northern Rock Asset Management PLC
3.625% due 03/28/2013		13,100	17,436
Santander UK PLC
7.375% due 09/28/2020 (c)	GBP	500	605
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,169

			131,344

MORTGAGE-BACKED SECURITIES 0.2%
Arran Residential Mortgages Funding PLC
1.591% due 05/16/2047	EUR	7,600	10,240
Granite Master Issuer PLC
0.290% due 12/20/2054		1,480	1,924
0.411% due 12/20/2054		$180	178

			12,342

SOVEREIGN ISSUES 4.1%
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	61,192	107,525
1.250% due 11/22/2027 (b)		25,690	51,849

1.875% due 11/22/2022 (b)		23,765	49,492

			208,866

Total United Kingdom (Cost $349,997)			352,552

UNITED STATES 42.2%
ASSET-BACKED SECURITIES 0.5%
Access Group, Inc.
1.615% due 10/27/2025		$675	686
Asset-Backed Funding Certificates Trust
0.430% due 01/25/2037		2,638	1,358
Countrywide Asset-Backed Certificates
0.330% due 06/25/2036		991	911
0.340% due 06/25/2037		1,827	1,780
0.380% due 05/25/2037		1,500	1,146
0.560% due 04/25/2036		1,000	901
5.714% due 04/25/2047		2,000	1,425
First Franklin Mortgage Loan Trust
0.350% due 09/25/2036		1,873	1,520
Fremont Home Loan Trust
0.460% due 05/25/2036		2,000	797
JPMorgan Mortgage Acquisition Corp.
0.290% due 08/25/2036		7	3
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		211	213
Mid-State Trust
8.330% due 04/01/2030		343	358
New Century Home Equity Loan Trust
0.720% due 09/25/2035		1,000	814
People’s Choice Home Loan Securities Trust
1.560% due 01/25/2035		2,000	1,282
Residential Asset Securities Corp. Trust
0.360% due 07/25/2036		3,158	2,562
Securitized Asset-Backed Receivables LLC
0.500% due 12/25/2035		1,900	1,404
SLM Student Loan Trust
0.453% due 09/15/2021	EUR	767	1,008
1.815% due 04/25/2023		$447	467
3.459% due 05/16/2044		1,647	1,737
3.500% due 08/17/2043		1,016	983
Structured Asset Investment Loan Trust
0.360% due 09/25/2036		1,935	1,305
0.930% due 02/25/2035		1,000	785
Wells Fargo Home Equity Trust
0.470% due 05/25/2036		2,000	1,661

			25,106

BANK LOAN OBLIGATIONS 0.1%
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,000	1,013
HCA, Inc.
2.712% due 05/02/2016		1,825	1,826
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,500	2,490
U.S. Airways Group, Inc.
2.712% due 03/23/2014		583	576
Vodafone Americas Finance
6.875% due 08/17/2015		1,108	1,135

			7,040

CORPORATE BONDS & NOTES 8.0%
ADT Corp.
3.500% due 07/15/2022		4,750	4,624
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	4,016
Ally Financial, Inc.
0.000% due 06/15/2015		1,700	1,543
3.709% due 06/20/2014		1,200	1,234
6.750% due 12/01/2014		1,800	1,953
7.500% due 09/15/2020		3,800	4,603
8.300% due 02/12/2015		400	446
Altria Group, Inc.
4.750% due 05/05/2021		300	340
7.750% due 02/06/2014		1,500	1,613
9.250% due 08/06/2019		270	376
9.700% due 11/10/2018		1,926	2,698
American Airlines Pass-Through Trust
8.625% due 04/15/2023		329	341
American Express Bank FSB
5.500% due 04/16/2013		3,500	3,551

American Express Credit Corp.
5.875% due 05/02/2013		300	305
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,052
5.050% due 10/01/2015		15,700	17,337
5.850% due 01/16/2018		42	50
6.765% due 11/15/2017	GBP	273	524
8.250% due 08/15/2018		$250	329
8.625% due 05/22/2068	GBP	300	596
Amgen, Inc.
3.625% due 05/15/2022		$2,000	2,151
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,129
5.950% due 09/15/2016		400	461
7.625% due 03/15/2014		1,000	1,075
AT&T, Inc.
4.300% due 12/15/2042		10	10
5.350% due 09/01/2040		228	266
Aviation Capital Group Corp.
7.125% due 10/15/2020		11,400	12,024
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	3,005	4,394
Bank of America Corp.
6.000% due 09/01/2017		$440	516
6.500% due 08/01/2016		485	560
7.375% due 05/15/2014		200	217
Bear Stearns Cos. LLC
5.700% due 11/15/2014		500	544
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,127
Capital One Bank USA N.A.
6.500% due 06/13/2013		371	381
Capital One Financial Corp.
7.375% due 05/23/2014		500	544
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		5,900	6,715
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,592
Citigroup, Inc.
1.160% due 02/15/2013		4,000	4,000
2.310% due 08/13/2013		9,500	9,593
5.500% due 04/11/2013		2,500	2,526
6.000% due 08/15/2017		5,400	6,366
6.125% due 05/15/2018		689	826
6.375% due 08/12/2014		100	108
6.500% due 08/19/2013		4,400	4,553
8.500% due 05/22/2019		3,500	4,709
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,567
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,132
Comcast Corp.
5.700% due 07/01/2019		3,700	4,511
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,687	1,725
CVS Pass-Through Trust
7.507% due 01/10/2032		2,638	3,487
Cytec Industries, Inc.
8.950% due 07/01/2017		250	314
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,428
Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,656
7.600% due 05/15/2014		857	936
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,919
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	559
8.000% due 06/01/2014		6,300	6,872
8.125% due 01/15/2020		2,000	2,568
8.700% due 10/01/2014		5,200	5,850
Gerdau Holdings, Inc.
7.000% due 01/20/2020		10,300	12,025
Goldman Sachs Group, Inc.
0.549% due 01/30/2017	EUR	2,200	2,760
0.760% due 03/22/2016		$534	519
0.843% due 01/12/2015		200	197
5.375% due 02/15/2013	EUR	2,500	3,318
5.500% due 11/15/2014		$200	216
5.950% due 01/18/2018		3,500	4,076
6.000% due 05/01/2014		1,500	1,597
6.150% due 04/01/2018		255	300
7.500% due 02/15/2019		5,000	6,295
Health Care Service Corp.
4.700% due 01/15/2021		4,800	5,351

HSBC Finance Corp.
6.676% due 01/15/2021		15,600	18,520
International Lease Finance Corp.
5.875% due 05/01/2013		1,000	1,017
6.375% due 03/25/2013		5,300	5,375
6.750% due 09/01/2016		700	789
7.125% due 09/01/2018		350	408
JPMorgan Chase & Co.
0.611% due 10/12/2015	EUR	800	1,029
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		3,700	5,181
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		$400	504
6.950% due 01/15/2038		75	99
7.400% due 03/15/2031		200	261
9.000% due 02/01/2019		300	405
Kraft Foods Group, Inc.
3.500% due 06/06/2022		1,900	2,030
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,337
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	375
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
MeadWestvaco Corp.
7.375% due 09/01/2019		700	879
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		200	214
6.150% due 04/25/2013		800	813
6.400% due 08/28/2017		4,250	4,994
6.875% due 04/25/2018		4,820	5,815
6.875% due 11/15/2018		14,354	17,586
Morgan Stanley
0.610% due 04/13/2016	EUR	4,450	5,592
0.630% due 01/16/2017		4,300	5,332
0.775% due 10/18/2016		$200	190
0.820% due 10/15/2015		44	43
6.375% due 07/24/2042		1,800	2,112
6.625% due 04/01/2018		5,600	6,605
7.300% due 05/13/2019		400	486
NBCUniversal Media LLC
5.150% due 04/30/2020		3,500	4,152
NGPL PipeCo LLC
7.119% due 12/15/2017		1,800	1,971
Office Depot, Inc.
6.250% due 08/15/2013		911	929
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,051
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,429
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022		302	297
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	395
6.250% due 07/15/2013		1,300	1,336
SLM Corp.
0.615% due 01/27/2014		896	888
5.375% due 01/15/2013		8,400	8,421
8.000% due 03/25/2020		2,000	2,295
Southwestern Energy Co.
7.500% due 02/01/2018		1,200	1,472
Stone Street Trust
5.902% due 12/15/2015		13,000	14,240
Tagua Leasing LLC
1.581% due 11/16/2024		7,100	7,097
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		300	358
UAL Pass-Through Trust
10.400% due 05/01/2018		254	293
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		100	102
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,400
Valero Energy Corp.
9.375% due 03/15/2019		50	69
Wachovia Bank N.A.
0.693% due 11/03/2014		1,481	1,477
Wachovia Corp.
0.578% due 06/15/2017		64	63
0.710% due 10/15/2016		1,600	1,573
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		3,200	3,254
WEA Finance LLC
5.750% due 09/02/2015		500	558
Wells Fargo & Co.
0.513% due 10/28/2015		600	595

WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	28,855
4.375% due 09/16/2014		22,650	31,454

			413,121

MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Funding Corp.
2.619% due 05/25/2035		$797	829
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		5,035	5,038
Banc of America Re-REMIC Trust
5.634% due 02/17/2051		3,100	3,581
Bear Stearns Adjustable Rate Mortgage Trust
3.010% due 02/25/2034		58	57
3.080% due 04/25/2034		566	557
Bear Stearns Alt-A Trust
2.960% due 05/25/2035		435	399
3.001% due 09/25/2035		205	162
Citigroup Mortgage Loan Trust, Inc.
2.737% due 05/25/2035		351	337
Commercial Mortgage Pass-Through Certificates
5.762% due 09/15/2039		4,500	5,219
Countrywide Alternative Loan Trust
0.490% due 02/25/2037		1,407	907
0.541% due 11/20/2035		153	105
3.003% due 06/25/2037		1,035	778
Countrywide Home Loan Mortgage Pass-Through Trust
0.550% due 06/25/2035		854	734
3.026% due 08/25/2034		34	29
5.500% due 10/25/2034		1,999	2,081
Downey Savings & Loan Association Mortgage Loan Trust
2.461% due 07/19/2044		153	147
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033		80	79
Harborview Mortgage Loan Trust
0.450% due 06/19/2035		1,802	1,453
3.103% due 07/19/2035		121	114
Homebanc Mortgage Trust
0.540% due 10/25/2035		1,896	1,503
Impac Secured Assets Trust
3.157% due 07/25/2035		277	205
Indymac Index Mortgage Loan Trust
0.450% due 07/25/2035		27	22
2.651% due 12/25/2034		21	19
JPMorgan Mortgage Trust
2.917% due 10/25/2035		973	793
3.031% due 07/25/2035		949	979
3.095% due 07/25/2035		517	531
4.963% due 02/25/2035		50	51
Merrill Lynch Floating Trust
0.751% due 07/09/2021		1,891	1,883
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		21	20
1.214% due 10/25/2035		19	19
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		117	103
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.949% due 08/12/2049		1,300	1,512
Morgan Stanley Capital Trust
3.884% due 09/15/2047		4,500	4,891
5.692% due 04/15/2049		300	350
Morgan Stanley Mortgage Loan Trust
1.110% due 02/25/2036		228	175
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045		200	235
Residential Accredit Loans, Inc. Trust
0.350% due 01/25/2037		1,937	1,460
0.390% due 06/25/2046		241	110
WaMu Mortgage Pass-Through Certificates
0.490% due 11/25/2045		258	227
1.565% due 08/25/2042		23	22
6.087% due 10/25/2036		2,002	1,765
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		124	124

			39,605

MUNICIPAL BONDS & NOTES 2.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		11,200	14,202
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028		16,500	21,394
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		4,700	6,856

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,428
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,163
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 02/01/2027	700	850
5.000% due 02/01/2028	500	604
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2012
5.000% due 01/15/2030	1,100	1,273
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,600	1,940
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,400	15,544
6.750% due 08/01/2049	6,900	9,743
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,700	3,607
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,822
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	2,200	2,740
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,280
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,000	2,885
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	4,800	6,020
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	600	748
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	4,000	4,604
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	8,020
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	1,500	1,826
New York State Urban Development Corp. Revenue Bonds, Series 2011
5.000% due 03/15/2023	700	858
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,840
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	4,100	5,295
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,971
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,486
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	25	33
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	6,200	7,656

		148,688

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust
8.125% due 02/15/2040	150,000	3,997

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,738
0.640% due 11/25/2040	5,637	5,675
0.660% due 11/25/2040	6,338	6,394
1.410% due 09/25/2039	4,220	4,302
2.375% due 07/28/2015	100	105
2.440% due 08/01/2022	498	512
2.500% due 01/01/2027 - 01/01/2028	286,782	300,067
2.850% due 06/01/2022	600	635
2.920% due 06/01/2022	1,700	1,793
3.000% due 12/01/2021 - 01/01/2043	79,345	83,465
3.500% due 01/01/2026 - 01/01/2043	49,058	52,319
4.000% due 07/01/2029 - 05/01/2042	89,290	95,903
4.500% due 05/01/2023 - 01/01/2043	113,738	122,964
5.000% due 02/01/2027 - 02/01/2043	58,248	63,251
5.500% due 01/01/2029 - 02/01/2043	48,373	52,581
6.000% due 02/01/2014 - 01/01/2043	13,373	14,623
Freddie Mac
0.689% due 10/15/2040	12,764	12,861
4.000% due 06/15/2042	500	573

4.500% due 05/01/2041	701	757
5.000% due 07/15/2014	600	644
NCUA Guaranteed Notes
0.563% due 03/06/2020	5,160	5,161
Tennessee Valley Authority
5.250% due 09/15/2039	1,450	1,910

		833,233

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds
3.125% due 11/15/2041 (h)	12,085	12,604
3.750% due 08/15/2041 (g)(h)(i)	38,850	45,509
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (i)	98,788	105,819
0.125% due 01/15/2022 (h)(i)	183,860	199,703
0.125% due 07/15/2022	4,325	4,693
0.625% due 07/15/2021	8,826	10,033
1.250% due 07/15/2020	12,304	14,599
2.375% due 01/15/2025	11,781	15,907
2.375% due 01/15/2027	2,065	2,848
2.500% due 01/15/2029 (g)(h)	47,966	68,396
3.875% due 04/15/2029	9,287	15,398
U.S. Treasury Notes
1.250% due 10/31/2019	201,300	202,826

		698,335

Total United States (Cost $2,074,544)		2,169,125

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,200	1,180
GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,900	4,524
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,600
7.250% due 02/02/2020	1,700	2,070
7.500% due 07/18/2016	4,050	4,708
7.875% due 03/13/2018	4,100	4,997

Total Virgin Islands (British) (Cost $17,360)		19,079

SHORT-TERM INSTRUMENTS 21.6%
CERTIFICATES OF DEPOSIT 0.4%
Banco Bradesco S.A.
1.955% due 01/24/2013	$4,000	4,002
Banco do Brasil S.A.
2.010% due 03/26/2013	3,400	3,398
Itau Unibanco Holding S.A.
0.000% due 11/01/2013	7,000	6,966
2.010% due 03/26/2013	4,400	4,386

		18,752

COMMERCIAL PAPER 1.7%
Santander S.A.
3.100% due 10/01/2013	70,800	69,759
Standard Chartered Bank
0.950% due 10/01/2013	15,500	15,433

		85,192

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013	4,600	4,600

(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $4,691. Repurchase proceeds are $4,600.)
SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.264% due 07/26/2013	5,200	5,200

U.S. TREASURY BILLS 0.0%
0.144% due 02/14/2013 - 12/12/2013 (a)(f)(h)	330	330

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 19.3%
PIMCO Short-Term Floating NAV Portfolio	99,355,370	994,249

Total Short-Term Instruments (Cost $1,108,977)		1,108,323

PURCHASED OPTIONS (k) 0.0%
(Cost $3,665)		1,135

Total Investments 107.5% (Cost $5,355,619)		$5,531,037
Written Options (l) (0.1%) (Premiums $9,532)		(5,204)
Other Assets and Liabilities (Net) (7.4%)		(380,044)

Net Assets 100.0%		$5,145,789

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $55,966 at a weighted average interest rate of (0.121%).

(f)	Securities with an aggregate market value of $230 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(g)	Securities with an aggregate market value of $1,091 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	99	$28
90-Day Euribor June Futures	Long	06/2015	251	280
90-Day Euribor March Futures	Long	03/2015	251	258
90-Day Eurodollar June Futures	Long	06/2015	834	67
Canada Government 10-Year Bond March Futures	Long	03/2013	62	(8)

				$625

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $15,540 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$2,500	$29	$25

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.500%	06/18/2022	CAD	1,400	$39	$34
Pay	3-Month CAD-Bank Bill	2.500%	12/17/2022		3,100	76	95
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023		3,900	448	448
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	318	75
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		$37,400	(1,298)	(886)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		262,300	(555)	(555)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		361,200	(17,091)	(14,054)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		73,800	393	(249)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	83,000	1,650	1,562
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		2,400	(78)	(12)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		1,900	(19)	(12)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		51,100	588	674
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		39,000	1,304	1,015
Pay	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	28,600	458	888
Pay	6-Month GBP-LIBOR	2.000%	03/20/2023	GBP	45,300	435	1,106
Receive	6-Month GBP-LIBOR	3.000%	03/20/2043		21,300	(100)	(1,059)

						$(13,432)	$(10,930)

(i)	Securities with an aggregate market value of $16,270 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.115%	$50	$(2)	$0	$(2)
Brazil Government International Bond	BOA	(1.000%	)	09/20/2016	0.819%	47,400	(334)	636	(970)
Brazil Government International Bond	DUB	(1.000%	)	09/20/2016	0.819%	6,000	(42)	61	(103)
Brazil Government International Bond	HUS	(1.000%	)	09/20/2016	0.819%	18,100	(127)	246	(373)
Brazil Government International Bond	MYC	(1.000%	)	09/20/2016	0.819%	50,000	(352)	510	(862)
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	1.010%	250	0	23	(23)
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.388%	350	(28)	(36)	8
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.239%	50	(1)	0	(1)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	0.985%	3,000	(93)	19	(112)
Valero Energy Corp.	GST	(2.700%	)	03/20/2019	1.476%	50	(4)	0	(4)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.318%	700	14	11	3

							$(969)	$1,470	$(2,439)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2016	1.847%		$3,400	$(89)	$(124)	$35
Alcoa, Inc.	GST	1.000%	06/20/2016	2.029%		6,000	(204)	(173)	(31)
Ally Financial, Inc.	DUB	5.000%	03/20/2017	2.178%		2,100	239	(131)	370
American International Group, Inc.	BOA	1.000%	12/20/2020	1.516%		350	(13)	(80)	67
ArcelorMittal	BPS	1.000%	03/20/2016	2.819%		3,400	(188)	(202)	14
Banque Centrale de Tunisie S.A.	BRC	1.000%	03/20/2016	3.029%		14,600	(899)	(568)	(331)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.275%	EUR	900	22	(135)	157
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.275%		$600	71	9	62
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.275%		1,200	143	37	106
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.310%		900	117	15	102
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.394%		4,850	(146)	(202)	56
Brazil Government International Bond	BRC	3.810%	02/20/2014	0.398%		40	2	0	2
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.394%		660	(20)	(26)	6
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.297%		27,100	148	174	(26)
Brazil Government International Bond	DUB	1.000%	03/20/2021	1.380%		10,000	(283)	(446)	163
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.394%		3,750	(113)	(166)	53
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.406%		31,200	(993)	(1,403)	410
China Government International Bond	CBK	1.000%	12/20/2016	0.453%		12,650	277	(379)	656
China Government International Bond	DUB	1.000%	12/20/2016	0.453%		800	18	(40)	58
China Government International Bond	DUB	1.000%	09/20/2017	0.584%		3,150	62	(23)	85
China Government International Bond	FBF	1.000%	03/20/2015	0.217%		7,000	124	76	48
China Government International Bond	FBF	1.000%	12/20/2016	0.453%		4,800	105	(235)	340
China Government International Bond	JPM	1.000%	12/20/2016	0.453%		11,400	250	(553)	803
China Government International Bond	MYC	1.000%	12/20/2016	0.453%		13,800	303	(481)	784
China Government International Bond	RYL	1.000%	12/20/2016	0.453%		1,400	31	(65)	96
China Government International Bond	UAG	1.000%	12/20/2016	0.453%		800	18	(37)	55
Comcast Corp.	CBK	1.000%	12/20/2015	0.419%		3,000	53	16	37
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.437%		1,000	18	(1)	19
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.231%		1,200	19	(47)	66
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.437%		500	9	0	9
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.231%		2,000	31	(35)	66
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.437%		2,800	52	(8)	60
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%		1,000	18	(8)	26
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.437%		1,000	19	(1)	20
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.437%		500	10	0	10
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.589%		650	10	(18)	28
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.636%		1,800	26	(175)	201
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.589%		650	10	(18)	28
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	03/20/2016	0.931%		3,400	8	(10)	18
General Electric Capital Corp.	BPS	1.000%	03/20/2014	0.249%		1,100	11	(42)	53
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.825%		200	1	(12)	13
General Electric Capital Corp.	JPM	1.000%	09/20/2014	0.429%		800	8	(28)	36
General Electric Capital Corp.	MYC	1.000%	03/20/2014	0.249%		21,300	203	(690)	893
General Electric Capital Corp.	UAG	1.000%	12/20/2015	0.770%		10,600	76	(367)	443
Japan Government International Bond	BPS	1.000%	09/20/2015	0.408%		6,400	105	37	68
Japan Government International Bond	BRC	1.000%	03/20/2016	0.458%		1,700	30	23	7
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		3,900	69	34	35
Japan Government International Bond	RYL	1.000%	03/20/2016	0.458%		2,800	50	41	9
Lincoln National Corp.	GST	1.000%	03/20/2016	1.352%		3,600	(39)	(104)	65
MetLife, Inc.	CBK	1.000%	03/20/2016	1.125%		3,400	(13)	(73)	60
MetLife, Inc.	GST	1.000%	06/20/2016	1.218%		6,000	(42)	(173)	131
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.892%		4,200	22	(43)	65
Mexico Government International Bond	CBK	1.000%	12/20/2014	0.427%		60	1	(2)	3
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.619%		850	11	(9)	20
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.287%		50	(2)	(2)	0
Mexico Government International Bond	DUB	1.000%	06/20/2021	1.287%		10,000	(220)	(388)	168
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.299%		20,000	(469)	(753)	284
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.588%		13,450	169	0	169
Mexico Government International Bond	JPM	1.000%	03/20/2016	0.619%		5,000	63	(53)	116
Mexico Government International Bond	MYC	1.000%	06/20/2021	1.287%		3,750	(83)	(139)	56
Prudential Financial, Inc.	BPS	1.000%	03/20/2016	1.019%		3,400	(1)	(60)	59
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.443%		600	11	0	11
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		3,000	55	(3)	58
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.503%		500	8	(4)	12
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		900	17	(1)	18
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.503%		500	8	(4)	12
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.443%		1,000	18	(1)	19
Republic of Korea	DUB	1.000%	09/20/2015	0.286%		300	6	(2)	8
Russia Government International Bond	BRC	1.000%	09/20/2015	0.728%		3,400	27	(124)	151
SLM Corp.	UAG	5.000%	12/20/2016	2.808%		350	30	(11)	41
Teck Resources Ltd.	CBK	1.000%	03/20/2016	0.926%		3,400	9	(10)	19
Texas State General Obligation Bonds, Series 2003	MYC	0.950%	03/20/2021	0.765%		7,200	101	0	101
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.240%	EUR	2,400	2	(24)	26

							$(493)	$(8,450)	$7,957

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$4,350	$399	$546	$(147)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	2,000	183	265	(82)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,500	470	607	(137)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	29,700	388	183	205
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015	1,700	22	11	11

					$1,462	$1,612	$(150)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.420%	01/02/2013	MYC	BRL	241,200	$3,099	$0	$3,099
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		179,900	2,459	152	2,307
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		78,100	1,188	221	967
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		18,300	402	18	384
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		71,000	1,666	42	1,624
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		33,000	753	152	601
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		61,700	1,767	186	1,581
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		145,500	2,793	82	2,711
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		104,500	2,014	40	1,974
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		106,400	2,077	20	2,057
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		28,200	501	107	394
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		54,000	1,989	42	1,947
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		161,000	5,907	(38)	5,945
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		46,700	1,968	275	1,693
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		435,000	1,797	1,497	300
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS		9,200	44	(11)	55
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		155,500	963	861	102
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		344,500	2,715	2,523	192
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		27,100	266	105	161
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		10,400	123	20	103
Pay	1-Year BRL-CDI	9.310%	01/02/2015	JPM		17,700	295	120	175
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	900	12	5	7
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		1,000	36	4	32
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	38,479	144	(3)	147
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		49,880	187	0	187
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	CBK		621,000	1,999	(2)	2,001
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		300,000	(272)	(257)	(15)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		600,000	(544)	(549)	5
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		27,000	(33)	(30)	(3)
Pay	28-Day MXN-TIIE	5.500%	09/06/2019	GLM		220,000	(28)	(57)	29
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		183,700	939	119	820
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	JPM		60,000	(10)	25	(35)

							$37,216	$5,669	$31,547

(k)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	$56,500	$695	$138
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	56,500	692	137
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	45,200	2,278	860

							$3,665	$1,135

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$3,000	$9	$(13)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		3,000	10	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		49,200	174	(213)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		49,200	174	(7)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		17,000	122	(249)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		17,000	122	(2)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		19,400	190	(474)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		19,400	349	(6)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		78,100	742	(1,909)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		78,100	1,437	(25)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		58,000	138	(51)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		58,000	138	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		189,800	2,278	(298)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		69,100	650	(1,689)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		69,100	1,265	(22)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		14,200	33	(12)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		14,200	37	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013		14,000	14	(22)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		14,000	20	(12)

Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		10,500	23	(20)
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	43,800	552	(6)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		1,000	7	0
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		43,800	563	(6)

								$9,047	$(5,059)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY 82.100	03/22/2013	$4,000	$24	$(8)
Put - OTC USD versus JPY	BPS	82.100	03/22/2013	45,400	282	(92)

					$306	$(100)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$(20)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	11,800	88	(25)

						$179	$(45)

(m)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2028	$2,000	$2,122	$(2,122)
Fannie Mae	4.000%	01/01/2043	80,000	85,619	(85,775)

				$87,741	$(87,897)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	34,561		$36,062	BRC	$247	$0	$247
01/2013	BRL	35,684		17,172	FBF	0	(256)	(256)
01/2013	CLP	286,200		600	HUS	3	0	3
01/2013		7,781,040		16,040	MSC	0	(199)	(199)
01/2013	EUR	137,041		181,648	BOA	761	0	761
01/2013		22,886		29,597	BRC	0	(612)	(612)
01/2013		4,627		5,988	FBF	0	(120)	(120)
01/2013		161,348		214,187	UAG	1,302	(86)	1,216
01/2013	IDR	5,446,000		560	HUS	4	0	4
01/2013		2,041,620		210	MSC	1	0	1
01/2013	INR	79,243		1,450	HUS	9	0	9
01/2013	JPY	943,227		11,257	UAG	368	0	368
01/2013	MYR	98,304		32,098	FBF	0	(48)	(48)
01/2013		6,789		2,210	HUS	0	(10)	(10)
01/2013		1,479		480	MSC	0	(4)	(4)
01/2013	RUB	66,190		2,140	HUS	0	(22)	(22)
01/2013		125,697		3,990	JPM	0	(116)	(116)
01/2013		92,920		2,930	MSC	0	(105)	(105)
01/2013	SGD	453		370	HUS	0	(1)	(1)
01/2013		1,478		1,210	JPM	0	0	0
01/2013	THB	557,099		18,182	BRC	0	(7)	(7)
01/2013		3,712		120	JPM	0	(1)	(1)
01/2013		$2,600	AUD	2,482	DUB	0	(28)	(28)
01/2013		17,462	BRL	35,684	FBF	0	(34)	(34)
01/2013		24,782	CLP	12,348,489	JPM	990	0	990
01/2013		1,696		844,997	UAG	68	0	68
01/2013		144,097	EUR	111,711	BOA	3,356	0	3,356
01/2013		93,294		72,040	BPS	1,795	0	1,795
01/2013		180,400		138,723	FBF	2,708	0	2,708
01/2013		3,745		2,862	JPM	32	0	32
01/2013		264		202	MSC	2	0	2
01/2013		228		176	RBC	4	0	4
01/2013		32,960	IDR	320,041,600	BRC	0	(274)	(274)
01/2013		25,869	INR	1,440,395	JPM	317	0	317
01/2013		58,687		3,229,525	UAG	25	0	25
01/2013		331,444	JPY	27,183,133	DUB	0	(17,652)	(17,652)
01/2013		16,900	MYR	51,849	BPS	55	0	55
01/2013		44,714		137,231	CBK	162	0	162
01/2013		12,820		39,255	FBF	17	0	17
01/2013		2,487	NZD	3,066	BOA	46	0	46
01/2013		10,010	RUB	317,792	DUB	370	0	370
01/2013		112,998		3,753,168	JPM	9,592	0	9,592
01/2013		3,875	SGD	4,730	DUB	0	(3)	(3)
01/2013		54,780		67,512	UAG	485	0	485
01/2013		301	THB	9,312	HUS	3	0	3
01/2013		17,900		551,499	JPM	106	0	106
01/2013		12,370	TRY	22,455	HUS	171	0	171
01/2013		10,984	TWD	317,986	UAG	8	0	8
01/2013		200	ZAR	1,763	DUB	7	0	7
01/2013		7,060		62,227	HUS	253	0	253
01/2013	ZAR	7,635		$880	CBK	0	(17)	(17)
01/2013		437,084		49,992	DUB	0	(1,375)	(1,375)
01/2013		2,918		330	HUS	0	(13)	(13)
01/2013		320,446		36,479	JPM	0	(1,180)	(1,180)
02/2013	BRL	5,420		2,582	JPM	0	(54)	(54)
02/2013		3,042		1,479	MSC	0	0	0
02/2013		15,984		7,620	UAG	0	(154)	(154)
02/2013	CHF	955		1,047	UAG	2	0	2
02/2013	CNY	139,000		22,046	BRC	0	(49)	(49)
02/2013		10,622		1,690	FBF	2	0	2
02/2013		9,782		1,550	HUS	0	(5)	(5)
02/2013		10,305		1,640	JPM	2	0	2
02/2013		11,512		1,830	MSC	2	(2)	0
02/2013	CZK	455,173		23,500	HUS	0	(454)	(454)
02/2013	HKD	4,495		580	CBK	0	0	0
02/2013		1,705		220	DUB	0	0	0
02/2013	HUF	7,917		36	JPM	0	0	0
02/2013	KRW	3,050,740		2,830	HUS	0	(24)	(24)
02/2013		1,005,888		930	JPM	0	(11)	(11)
02/2013		979,160		910	MSC	0	(6)	(6)
02/2013	PLN	28,980		8,970	HUS	0	(354)	(354)
02/2013		3,262		1,040	JPM	0	(10)	(10)
02/2013	SEK	5,009		758	UAG	0	(11)	(11)
02/2013	SGD	1,196		980	FBF	1	0	1
02/2013		$5,970	BRL	12,270	BRC	0	(3)	(3)
02/2013		17,089		35,684	FBF	266	0	266
02/2013		94,494		194,308	HUS	7	0	7
02/2013		59,950	CHF	56,397	CBK	1,759	0	1,759
02/2013		17,884	CNY	112,849	DUB	55	0	55
02/2013		47,584		301,426	JPM	330	0	330
02/2013		2,240		14,278	MSC	30	0	30
02/2013		3,020		19,280	UAG	45	0	45
02/2013		28,395	CZK	550,604	JPM	582	0	582
02/2013		24,859	DKK	144,789	RBC	774	0	774
02/2013		181,707	EUR	137,041	BOA	0	(771)	(771)
02/2013		182,433		137,229	UAG	0	(1,248)	(1,248)
02/2013		2,280	HKD	17,670	JPM	0	0	0
02/2013		32,125		248,915	UAG	0	(6)	(6)
02/2013		107,053	KRW	116,612,431	BRC	2,046	0	2,046
02/2013		59,432		64,718,527	JPM	1,117	0	1,117
02/2013		8,043	NOK	46,470	HUS	305	0	305
02/2013		53	PLN	170	DUB	2	0	2
02/2013		66,164		215,228	JPM	3,084	0	3,084
02/2013		22	RON	79	HUS	1	0	1
02/2013		43,403	SEK	293,710	HUS	1,717	0	1,717
03/2013	CAD	4,271		$4,326	UAG	39	0	39
03/2013	GBP	711		1,149	RYL	0	(6)	(6)
03/2013		43,071		69,990	UAG	38	0	38
03/2013		$374	CAD	369	DUB	0	(3)	(3)
03/2013		1,957		1,932	JPM	0	(18)	(18)
03/2013		86,727		85,643	RBC	0	(770)	(770)
03/2013		17,144	GBP	10,659	DUB	167	0	167
03/2013		640		397	UAG	5	0	5
04/2013	MXN	14,313		$1,080	FBF	0	(18)	(18)
04/2013		282,763		21,490	JPM	53	(255)	(202)
04/2013		45,155		3,440	MSC	9	(33)	(24)
04/2013	PEN	1,032		399	CBK	0	(4)	(4)
04/2013		27,208		10,465	FBF	0	(144)	(144)
04/2013		$13,289	COP	24,571,635	MSC	474	0	474
04/2013		3,478	ILS	13,565	DUB	144	0	144
04/2013		2,040		7,969	HUS	88	0	88
04/2013		25,429	MXN	330,000	BRC	0	(114)	(114)
04/2013		378		4,951	DUB	2	0	2
04/2013		175		2,268	HUS	0	(1)	(1)
04/2013		6,667		87,165	JPM	19	0	19
04/2013		823		10,839	MSC	8	0	8
04/2013		162		2,123	UAG	1	0	1
04/2013		31,969	MYR	98,304	FBF	72	0	72
04/2013		18,106	THB	557,099	BRC	0	(1)	(1)
08/2013		4,949	CNY	31,000	DUB	0	(43)	(43)
08/2013		3,498		22,000	RYL	0	(16)	(16)
08/2013		3,824		24,000	UAG	0	(26)	(26)
04/2014		4,076		25,000	RYL	0	(142)	(142)
09/2015		16,337		100,000	CBK	0	(829)	(829)
09/2015		19,105		117,180	DUB	0	(932)	(932)
09/2015		4,709		28,920	JPM	0	(224)	(224)

						$36,515	$(28,904)	$7,611

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$22,063	$0	$22,063
Sovereign Issues	0	65,744	0	65,744
Bahrain
Sovereign Issues	0	4,320	0	4,320
Bermuda
Corporate Bonds & Notes	0	4,481	0	4,481
Brazil
Corporate Bonds & Notes	0	50,984	3,031	54,015
Sovereign Issues	0	97,294	0	97,294
Canada
Bank Loan Obligations	0	1,979	0	1,979
Corporate Bonds & Notes	0	49,071	0	49,071
Sovereign Issues	0	102,881	0	102,881
Cayman Islands
Asset-Backed Securities	0	5,558	0	5,558
Corporate Bonds & Notes	0	32,233	0	32,233
Chile
Corporate Bonds & Notes	0	5,960	0	5,960
Colombia
Corporate Bonds & Notes	0	4,074	0	4,074
Denmark
Corporate Bonds & Notes	0	3,910	0	3,910
Finland
Corporate Bonds & Notes	0	1,101	0	1,101
France
Corporate Bonds & Notes	0	62,813	0	62,813
Sovereign Issues	0	9,936	0	9,936
Germany
Bank Loan Obligations	0	1,329	0	1,329
Corporate Bonds & Notes	0	40,520	0	40,520
Hong Kong
Corporate Bonds & Notes	0	5,398	0	5,398
India
Corporate Bonds & Notes	0	11,268	0	11,268
Indonesia
Corporate Bonds & Notes	0	5,168	0	5,168
Ireland
Asset-Backed Securities	0	2,420	0	2,420
Corporate Bonds & Notes	0	14,441	0	14,441
Sovereign Issues	0	3,404	0	3,404
Italy
Corporate Bonds & Notes	0	5,378	0	5,378
Sovereign Issues	0	66,803	0	66,803
Japan
Corporate Bonds & Notes	0	11,199	0	11,199
Sovereign Issues	0	78,258	0	78,258
Luxembourg
Corporate Bonds & Notes	0	35,210	0	35,210
Malaysia
Corporate Bonds & Notes	0	572	0	572
Mexico
Corporate Bonds & Notes	0	34,361	0	34,361
Sovereign Issues	0	185,180	0	185,180
Netherlands
Asset-Backed Securities	0	1,603	0	1,603
Corporate Bonds & Notes	0	155,568	0	155,568
Mortgage-Backed Securities	0	1,955	0	1,955
New Zealand
Corporate Bonds & Notes	0	1,334	0	1,334
Norway
Corporate Bonds & Notes	0	52,331	0	52,331
Poland
Sovereign Issues	0	2,203	0	2,203
Qatar
Corporate Bonds & Notes	0	23,982	0	23,982
Sovereign Issues	0	23,079	0	23,079
Russia
Corporate Bonds & Notes	0	815	0	815
Sovereign Issues	0	57,993	0	57,993
South Africa
Sovereign Issues	0	134,816	0	134,816
South Korea
Corporate Bonds & Notes	0	49,003	0	49,003
Spain
Corporate Bonds & Notes	0	8,842	0	8,842
Sovereign Issues	0	112,880	0	112,880
Supranational
Corporate Bonds & Notes	0	184,793	0	184,793
Sweden
Corporate Bonds & Notes	0	40,583	0	40,583
United Arab Emirates
Corporate Bonds & Notes	0	701	0	701
United Kingdom
Corporate Bonds & Notes	0	131,344	0	131,344
Mortgage-Backed Securities	0	12,342	0	12,342
Sovereign Issues	0	208,866	0	208,866
United States
Asset-Backed Securities	0	25,106	0	25,106
Bank Loan Obligations	0	7,040	0	7,040
Corporate Bonds & Notes	0	410,762	2,359	413,121
Mortgage-Backed Securities	0	36,024	3,581	39,605
Municipal Bonds & Notes	0	148,688	0	148,688
Preferred Securities	3,997	0	0	3,997
U.S. Government Agencies	0	828,072	5,161	833,233
U.S. Treasury Obligations	0	698,335	0	698,335
Virgin Islands (British)
Corporate Bonds & Notes	0	19,079	0	19,079
Short-Term Instruments
Certificates of Deposit	0	18,752	0	18,752
Commercial Paper	0	85,192	0	85,192
Repurchase Agreements	0	4,600	0	4,600
Short-Term Notes	0	5,200	0	5,200
U.S. Treasury Bills	0	330	0	330
Central Funds Used for Cash Management Purposes	994,249	0	0	994,249
Purchased Options
Interest Rate Contracts	0	1,135	0	1,135
	$998,246	$4,518,659	$14,132	$5,531,037

Short Sales, at value	$0	$(87,897)	$0	$(87,897)

Financial Derivative Instruments - Assets
Credit Contracts	0	8,597	0	8,597
Foreign Exchange Contracts	0	36,514	0	36,514
Interest Rate Contracts	633	37,498	0	38,131
	$633	$82,609	$0	$83,242

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,204)	0	(3,204)
Foreign Exchange Contracts	0	(29,003)	0	(29,003)
Interest Rate Contracts	(8)	(21,940)	(45)	(21,993)

	$(8)	$(54,147)	$(45)	$(54,200)

Totals	$998,871	$4,459,224	$14,087	$5,472,182

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,977	$0	$0	$(13)	$0	$67	$0	$0	$3,031	$67
United States
Corporate Bonds & Notes	2,524	0	(210)	(2)	(5)	52	0	0	2,359	55
Mortgage-Backed Securities	0	0	0	0	0	0	3,581	0	3,581	0
U.S. Government Agencies	6,485	0	(1,328)	0	0	4	0	0	5,161	4

	$11,986	$0	$(1,538)	$(15)	$(5)	$123	$3,581	$0	$14,132	$126
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(48)	$0	$0	$0	$0	$3	$0	$0	$(45)	$3

Totals	$11,938	$0	$(1,538)	$(15)	$(5)	$126	$3,581	$0	$14,087	$129

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Brazil
Corporate Bonds & Notes	$3,031	Benchmark Pricing	Base Price	101.13
United States
Corporate Bonds & Notes	2,359	Third Party Vendor	Broker Quote	102.25 - 115.12
Mortgage-Backed Securities	3,581	Benchmark Pricing	Base Price	116.00
U.S. Government Agencies	5,161	Third Party Vendor	Broker Quote	100.01
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(45)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$14,087

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.4%
CORPORATE BONDS & NOTES 4.0%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$12,500	$12,587
Commonwealth Bank of Australia
0.588% due 09/17/2014		4,900	4,919
0.763% due 07/12/2013		7,100	7,117
Macquarie Bank Ltd.
3.300% due 07/17/2014		6,500	6,787
4.100% due 12/17/2013		4,000	4,142
Westpac Banking Corp.
2.700% due 12/09/2014		7,700	7,953
2.900% due 09/10/2014		4,200	4,374

			47,879

MORTGAGE-BACKED SECURITIES 0.4%
Puma Finance Ltd.
0.452% due 02/21/2038		816	804
3.547% due 08/22/2037	AUD	566	575
3.640% due 07/12/2036		296	300
Swan Trust
4.402% due 04/25/2041		2,171	2,268
Torrens Trust
3.560% due 10/19/2038		689	703

			4,650

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		200	271

Total Australia (Cost $51,395)			52,800

CANADA 1.5%
CORPORATE BONDS & NOTES 0.6%
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		$1,000	1,051
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	5,500	5,555

			6,606

SOVEREIGN ISSUES 0.9%
Canada Government Bond
4.000% due 06/01/2041		300	403
Province of British Columbia
4.300% due 06/18/2042		700	835
Province of Ontario
2.450% due 06/29/2022		$1,600	1,623
6.200% due 06/02/2031	CAD	300	420
Province of Quebec
2.750% due 08/25/2021		$4,400	4,600
4.250% due 12/01/2021	CAD	2,700	3,038

			10,919

Total Canada (Cost $17,030)			17,525

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Commercial Industrial Finance Corp.
0.571% due 03/01/2021		$1,900	1,861
Duane Street CLO Ltd.
0.562% due 11/08/2017		675	671
Lafayette CLO Ltd.
1.751% due 09/06/2022		652	650
Wind River CLO Ltd.
0.639% due 12/19/2016		358	355

Total Cayman Islands (Cost $3,453)			3,537

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	327	66
Realkredit Danmark A/S
1.352% due 01/01/2038		2,346	426

Total Denmark (Cost $439)			492

FRANCE 5.0%
CORPORATE BONDS & NOTES 5.0%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	3,900	5,239
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$4,900	5,098
4.500% due 01/09/2013	EUR	1,200	1,585
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		$5,000	5,010
Dexia Credit Local S.A.
0.711% due 03/05/2013		2,000	1,997
2.625% due 01/21/2014	EUR	3,100	4,169
2.750% due 01/10/2014		$12,600	12,722
2.750% due 04/29/2014		10,300	10,514
Dexia Municipal Agency S.A.
0.225% due 06/20/2014		6,000	5,825
1.550% due 10/31/2013	JPY	37,000	427
3.125% due 09/15/2015	EUR	2,400	3,349
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	555
Vivendi S.A.
6.625% due 04/04/2018		$2,600	3,059

Total France (Cost $59,624)			59,549

GERMANY 7.8%
CORPORATE BONDS & NOTES 7.1%
FMS Wertmanagement AoR
0.205% due 01/20/2014	EUR	5,800	7,666
0.316% due 02/18/2015		2,800	3,707
2.375% due 12/15/2014		21,500	29,625
3.375% due 06/17/2021		8,100	12,322
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,381
KFW
2.000% due 09/07/2016	EUR	3,900	5,465
6.250% due 05/19/2021	AUD	15,300	18,218
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	5,077

			84,461

SOVEREIGN ISSUES 0.7%
Republic of Germany
3.250% due 07/04/2021	EUR	300	466
4.000% due 01/04/2037		4,300	7,719

			8,185

Total Germany (Cost $91,830)			92,646

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.5%
Avoca CLO BV
0.743% due 09/15/2021	EUR	1,856	2,373
Dryden Leveraged Loan CDO
0.723% due 08/08/2022		1,100	1,385
Magi Funding PLC
0.671% due 04/11/2021		1,335	1,715

			5,473

CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		5,200	7,454

MORTGAGE-BACKED SECURITIES 0.1%
German Residential Asset Note Distributor PLC
0.445% due 07/20/2016		148	192
Talisman Finance PLC
0.410% due 04/22/2017		441	560

			752

Total Ireland (Cost $13,353)			13,679

ITALY 3.5%
ASSET-BACKED SECURITIES 0.6%
Berica ABS SRL
0.485% due 12/30/2055	EUR	5,300	6,590

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.712% due 02/24/2014		$1,300	1,299
6.500% due 02/24/2021		2,800	2,952

			4,251

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	4,398	5,167

SOVEREIGN ISSUES 2.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015		1,900	2,553
3.750% due 03/01/2021		800	1,040
4.500% due 03/01/2019		3,300	4,566
4.750% due 09/15/2016		200	282
4.750% due 05/01/2017		3,400	4,793
5.000% due 08/01/2034		500	661
5.000% due 09/01/2040		600	794
5.750% due 02/01/2033		500	720
Republic of Italy Government Bond
3.125% due 01/26/2015		$1,100	1,118
5.250% due 09/20/2016		900	957
5.750% due 07/25/2016	EUR	2,700	3,887
6.000% due 08/04/2028	GBP	1,500	2,419
6.875% due 09/27/2023		$600	706

			24,496

Total Italy (Cost $37,348)			40,504

JAPAN 3.8%
CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	30,000	343
0.775% due 04/25/2013		10,000	115
1.094% due 04/25/2013		20,000	230
1.415% due 12/24/2013		10,000	114
1.470% due 10/28/2013		20,000	229
4.500% due 03/24/2014	EUR	1,500	2,013
4.750% due 02/28/2014	JPY	20,000	237

			3,281

SOVEREIGN ISSUES 3.5%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,509
Japan Government International Bond
0.900% due 03/20/2022	JPY	3,310,000	38,835

			41,344

Total Japan (Cost $47,579)			44,625

JERSEY, CHANNEL ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,102	1,455

CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	2,665	3,937

Total Jersey, Channel Islands (Cost $5,056)			5,392

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	356	467
Penta CLO S.A.
0.564% due 06/04/2024		871	1,081

			1,548

CORPORATE BONDS & NOTES 0.3%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$2,900	2,952

Total Luxembourg (Cost $4,499)			4,500

MEXICO 3.7%
SOVEREIGN ISSUES 3.7%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	16,284
6.250% due 06/16/2016	MXN	112,600	9,082
6.500% due 06/10/2021		142,700	11,986
10.000% due 12/05/2024		63,200	6,854

Total Mexico (Cost $43,314)			44,206

NETHERLANDS 8.0%
ASSET-BACKED SECURITIES 0.4%
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	834	1,082
Grosvenor Place CLO BV
0.455% due 07/20/2021		1,027	1,317
0.789% due 07/20/2021	GBP	1,773	2,801

			5,200

CORPORATE BONDS & NOTES 0.9%
Achmea Hypotheekbank NV
0.663% due 11/03/2014		$2,600	2,601
3.200% due 11/03/2014		161	169
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,203
NIBC Bank NV
2.800% due 12/02/2014		$3,000	3,116
3.500% due 04/07/2014	EUR	2,000	2,750
Ziggo Finance BV
6.125% due 11/15/2017		100	142

			10,981

MORTGAGE-BACKED SECURITIES 0.1%
Atomium Mortgage Finance BV
0.319% due 07/01/2034		32	41
Dutch Mortgage Portfolio Loans BV
0.441% due 11/20/2035		1,168	1,540

			1,581

SOVEREIGN ISSUES 6.6%
Netherlands Government Bond
2.250% due 07/15/2022		9,000	12,679
2.500% due 01/15/2017		1,500	2,152
3.250% due 07/15/2021		6,100	9,305
3.500% due 07/15/2020		6,800	10,516
4.000% due 07/15/2018		4,100	6,376
4.000% due 07/15/2019		3,000	4,734
4.500% due 07/15/2017		20,600	32,148

			77,910

Total Netherlands (Cost $89,965)			95,672

NEW ZEALAND 3.9%
SOVEREIGN ISSUES 3.9%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	24,800	22,652
5.500% due 04/15/2023		11,400	11,018

6.000% due 05/15/2021		12,600	12,394

Total New Zealand (Cost $40,468)			46,064

NORWAY 1.3%
CORPORATE BONDS & NOTES 1.1%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	3,500	4,850
Eksportfinans ASA
1.875% due 04/02/2013		$500	500
2.000% due 09/15/2015		4,800	4,597
2.375% due 05/25/2016		3,300	3,150

			13,097

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		2,300	2,301

Total Norway (Cost $14,597)			15,398

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	7,890	1,025

Total South Africa (Cost $1,030)			1,025

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,426

Total South Korea (Cost $2,781)			2,426

SPAIN 7.2%
CORPORATE BONDS & NOTES 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	4,200	5,597
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		2,900	3,947

			9,544

SOVEREIGN ISSUES 6.4%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,400	1,872
Instituto de Credito Oficial
1.934% due 03/25/2014		9,500	12,268
4.000% due 12/08/2014	GBP	1,600	2,592
4.530% due 03/17/2016	CAD	380	361
5.000% due 04/10/2017		$200	203
Spain Government International Bond
3.250% due 04/30/2016	EUR	1,800	2,355
3.750% due 10/31/2015		2,600	3,459
3.800% due 01/31/2017		5,600	7,385
4.000% due 07/30/2015		3,000	4,048
4.000% due 04/30/2020		300	377
4.200% due 01/31/2037		3,600	3,816
4.250% due 10/31/2016		15,500	20,831
4.500% due 01/31/2018		3,000	3,990
4.600% due 07/30/2019		1,000	1,325
5.250% due 04/06/2029	GBP	900	1,320
5.500% due 07/30/2017	EUR	5,300	7,418
5.500% due 04/30/2021		500	678
5.850% due 01/31/2022		1,200	1,655

			75,953

Total Spain (Cost $83,526)			85,497

SUPRANATIONAL 3.9%
CORPORATE BONDS & NOTES 3.9%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	4,771
Eurofima
6.250% due 12/28/2018		4,200	4,818

European Investment Bank
6.125% due 01/23/2017		2,700	3,052
6.250% due 04/15/2015		4,300	4,744
European Union
2.500% due 12/04/2015	EUR	4,200	5,918
2.750% due 06/03/2016		4,200	6,010
3.125% due 01/27/2015		1,100	1,542
3.250% due 11/07/2014		1,100	1,539
3.250% due 04/04/2018		4,200	6,278
3.500% due 06/04/2021		3,400	5,225
International Finance Corp.
5.000% due 08/03/2016	AUD	700	770
5.750% due 06/24/2014		1,300	1,405

Total Supranational (Cost $44,132)			46,072

UNITED KINGDOM 13.6%
CORPORATE BONDS & NOTES 1.8%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		$2,600	2,595
3.125% due 06/30/2015	EUR	2,600	3,563
Bank of Scotland PLC
4.500% due 10/23/2013		200	273
BP Capital Markets PLC
3.125% due 10/01/2015		$400	425
HBOS PLC
6.750% due 05/21/2018		1,200	1,297
LBG Capital PLC
11.250% due 09/14/2023	GBP	500	919
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$1,500	1,738
Royal Bank of Scotland PLC
2.750% due 08/18/2014	EUR	3,600	4,807
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	428
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,653

			20,698

MORTGAGE-BACKED SECURITIES 3.9%
Eurosail PLC
0.679% due 06/10/2044		3,121	4,796
Fosse Master Issuer PLC
2.633% due 10/18/2054		3,800	6,345
Gosforth Funding PLC
1.979% due 04/24/2047		3,200	5,302
Granite Mortgages PLC
0.838% due 03/20/2044		941	1,508
0.838% due 06/20/2044		3,497	5,629
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	1,700	2,268
1.610% due 10/15/2054		3,717	4,949
Mansard Mortgages PLC
1.169% due 12/15/2049	GBP	3,268	4,952
Newgate Funding PLC
1.433% due 12/15/2050	EUR	900	806
1.683% due 12/15/2050		1,300	998
1.769% due 12/15/2050	GBP	1,400	1,569
Opera Finance PLC
0.728% due 02/02/2017		3,050	4,827
RMAC Securities PLC
0.333% due 06/12/2044	EUR	1,398	1,686

			45,635

SOVEREIGN ISSUES 7.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	7,497	13,174
0.125% due 03/22/2029 (c)		1,862	3,171
0.375% due 03/22/2062 (c)		1,458	2,645
1.875% due 11/22/2022 (c)		15,764	32,828
4.250% due 12/07/2027		3,800	7,651
4.250% due 06/07/2032		1,400	2,805
4.250% due 03/07/2036		100	199
4.250% due 09/07/2039		700	1,387
4.750% due 12/07/2030		9,300	19,797
4.750% due 12/07/2038		3,600	7,705

6.000% due 12/07/2028		700	1,685

			93,047

Total United Kingdom (Cost $146,916)			159,380

UNITED STATES 35.0%
ASSET-BACKED SECURITIES 0.9%
AFC Home Equity Loan Trust
0.920% due 12/22/2027		$6	5
Amortizing Residential Collateral Trust
0.910% due 10/25/2031		26	20
Amresco Residential Securities Mortgage Loan Trust
1.150% due 06/25/2029		54	46
Bear Stearns Asset-Backed Securities Trust
0.640% due 11/25/2035		2,522	2,224
0.870% due 10/25/2032		17	15
1.010% due 10/27/2032		24	22
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		79	82
6.681% due 12/01/2033		49	52
Countrywide Asset-Backed Certificates
0.550% due 12/25/2036		85	44
4.693% due 10/25/2035		2,108	2,001
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		22	19
Home Equity Mortgage Trust
5.500% due 01/25/2037		467	106
Lehman XS Trust
0.380% due 04/25/2046 ^		45	45
Morgan Stanley ABS Capital
0.320% due 03/25/2037		2,508	1,163
Morgan Stanley Home Equity Loan Trust
0.560% due 04/25/2037		406	215
New Century Home Equity Loan Trust
1.095% due 05/25/2034		1,050	932
Residential Asset Mortgage Products Trust
0.770% due 06/25/2032		19	17
Residential Asset Securities Corp. Trust
0.710% due 07/25/2032 ^		58	44
0.810% due 06/25/2032 ^		31	22
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032		37	32
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	3,017	3,845

			10,951

BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$3,400	3,386

CORPORATE BONDS & NOTES 5.5%
Altria Group, Inc.
9.250% due 08/06/2019		676	941
American International Group, Inc.
6.797% due 11/15/2017	EUR	641	1,031
8.000% due 05/22/2068		3,500	5,355
8.175% due 05/15/2068		$3,348	4,377
Bank of America Corp.
0.880% due 05/23/2017	EUR	1,900	2,329
Boston Scientific Corp.
6.400% due 06/15/2016		$1,700	1,955
Cardinal Health, Inc.
5.800% due 10/15/2016		500	580
CIT Group, Inc.
5.250% due 04/01/2014		600	624
Citigroup, Inc.
5.500% due 10/15/2014		71	76
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,393
Cytec Industries, Inc.
8.950% due 07/01/2017		200	251
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,755
International Lease Finance Corp.
5.650% due 06/01/2014		1,000	1,046
6.500% due 09/01/2014		2,600	2,788
6.625% due 11/15/2013		3,000	3,127
6.750% due 09/01/2016		2,100	2,368
Lehman Brothers Holdings, Inc.
1.000% due 01/24/2013 ^		1,900	454
1.000% due 05/02/2018 ^		6,100	1,479

Loews Corp.
5.250% due 03/15/2016		300	335
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	600	787
0.488% due 05/30/2014		2,300	3,006
Morgan Stanley
6.250% due 08/28/2017		$400	458
Rohm & Haas Co.
5.600% due 03/15/2013		5,000	5,048
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,023
Simon Property Group LP
6.125% due 05/30/2018		750	914
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,220
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,890
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	442
4.375% due 09/16/2014		7,500	10,415

			64,467

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035		$126	116
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,721	1,776
American Home Mortgage Assets LLC
0.400% due 05/25/2046		1,460	976
American Home Mortgage Investment Trust
2.533% due 10/25/2034		476	477
Banc of America Funding Corp.
2.687% due 02/20/2036		1,611	1,604
5.621% due 01/20/2047 ^		170	124
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		6,225	6,229
Banc of America Mortgage Trust
3.090% due 05/25/2035		1,300	1,121
Banc of America Re-REMIC Trust
5.634% due 02/17/2051		100	116
BCAP LLC Trust
0.900% due 01/26/2047		423	348
4.185% due 02/26/2036		200	180
5.250% due 04/26/2037		957	902
5.250% due 08/26/2037		1,049	1,042
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,896	1,926
2.470% due 08/25/2033		188	187
2.570% due 03/25/2035		2,379	2,408
2.756% due 08/25/2033		21	21
2.866% due 10/25/2033		111	112
3.010% due 02/25/2034		19	19
3.078% due 03/25/2035		322	324
3.099% due 05/25/2047 ^		614	486
3.195% due 05/25/2034		93	92
3.233% due 05/25/2034		209	207
3.472% due 11/25/2034		185	187
Bear Stearns Alt-A Trust
2.924% due 11/25/2036		3,347	2,243
3.001% due 09/25/2035		1,059	837
4.749% due 11/25/2036 ^		394	297
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		1,622	1,073
Chase Mortgage Finance Corp.
3.037% due 02/25/2037		363	375
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		698	714
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		537	529
2.689% due 08/25/2035		266	267
3.091% due 09/25/2037 ^		2,023	1,538
Countrywide Alternative Loan Trust
0.400% due 09/25/2046		1,917	1,322
0.406% due 12/20/2046		1,625	1,037
0.420% due 07/25/2046		82	53
0.560% due 05/25/2037 ^		529	306
1.581% due 11/25/2035		365	254
2.121% due 11/25/2035		281	202
2.920% due 02/25/2037 ^		897	706
5.250% due 06/25/2035		202	178
6.000% due 01/25/2037 ^		1,090	887
6.250% due 08/25/2037 ^		234	172
Countrywide Home Loan Mortgage Pass-Through Trust
0.530% due 03/25/2035		2,256	1,529

0.540% due 02/25/2035	353	324
0.970% due 09/25/2034	23	21
2.919% due 04/20/2035	87	87
2.934% due 11/25/2034	233	213
3.011% due 11/25/2035	42	33
3.026% due 08/25/2034	62	54
4.193% due 11/19/2033	16	16
Credit Suisse First Boston Mortgage Securities Corp.
1.360% due 03/25/2034 ^	198	173
2.120% due 05/25/2032	4	4
2.559% due 07/25/2033	44	44
2.687% due 08/25/2033	215	217
6.500% due 04/25/2033	35	37
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	4,700	91
1.392% due 11/10/2046 (a)	11,998	584
First Horizon Mortgage Pass-Through Trust
2.611% due 12/25/2033	113	113
2.613% due 08/25/2035	269	263
GMAC Mortgage Corp. Loan Trust
3.632% due 06/25/2034	32	32
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	10	10
Greenpoint Mortgage Funding Trust
0.390% due 01/25/2037	382	225
0.410% due 10/25/2046	1,419	643
0.420% due 04/25/2036	420	270
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	27	26
GS Mortgage Securities Corp.
2.413% due 11/10/2045 (a)	5,794	882
GSR Mortgage Loan Trust
1.920% due 03/25/2033	118	119
2.660% due 09/25/2035	194	196
Harborview Mortgage Loan Trust
0.390% due 07/19/2046	1,781	1,055
0.400% due 09/19/2037	698	500
1.015% due 12/19/2036	668	462
2.764% due 05/19/2033	239	240
3.075% due 07/19/2035	67	55
Indymac Index Mortgage Loan Trust
0.400% due 09/25/2046	1,504	1,053
0.410% due 11/25/2046	1,555	700
2.651% due 12/25/2034	83	74
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	191	191
5.550% due 10/25/2036	91	90
JPMorgan Mortgage Trust
2.365% due 11/25/2033	123	123
5.243% due 11/25/2035	131	129
MASTR Alternative Loans Trust
0.610% due 03/25/2036	222	42
Mellon Residential Funding Corp.
0.649% due 12/15/2030	344	344
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035	855	844
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	3,052	2,665
0.460% due 08/25/2036	145	137
2.482% due 02/25/2033	102	95
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.949% due 08/12/2049	2,700	3,140
Residential Accredit Loans, Inc. Trust
0.360% due 02/25/2047	718	400
0.390% due 06/25/2046	2,359	1,081
0.440% due 05/25/2037	613	136
0.515% due 09/25/2046	653	128
Residential Asset Securitization Trust
0.660% due 12/25/2036 ^	284	93
6.250% due 10/25/2036 ^	1,142	827
6.500% due 08/25/2036 ^	717	490
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	146	119
6.500% due 03/25/2032	19	20
Salomon Brothers Mortgage Securities, Inc.
0.710% due 05/25/2032	15	13
Sequoia Mortgage Trust
0.561% due 07/20/2033	634	627
0.910% due 10/19/2026	176	176
2.649% due 04/20/2035	2,542	2,558
Structured Adjustable Rate Mortgage Loan Trust
2.633% due 12/25/2035	1,963	1,169
2.775% due 02/25/2034	144	147
2.824% due 04/25/2034	352	351
2.894% due 09/25/2034	375	376

Structured Asset Mortgage Investments, Inc.
0.400% due 07/25/2046	385	258
0.420% due 05/25/2046	660	376
0.460% due 07/19/2035	1,406	1,224
0.790% due 07/19/2034	153	151
Thornburg Mortgage Securities Trust
1.460% due 06/25/2047	391	348
5.750% due 06/25/2037	5,717	5,701
5.750% due 06/25/2047	975	862
UBS-Barclays Commercial Mortgage Trust
1.901% due 12/10/2045 (a)	14,200	1,836
UBS-Citigroup Commercial Mortgage Trust
2.513% due 01/10/2045 (a)	5,938	822
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045	1,365	1,284
0.500% due 07/25/2045	686	652
0.520% due 01/25/2045	394	386
0.530% due 08/25/2045	115	108
2.120% due 03/25/2033	465	470
2.435% due 08/25/2034	673	669
2.454% due 06/25/2033	92	94
2.471% due 03/25/2035	470	469
2.507% due 04/25/2035	1,800	1,672
2.538% due 09/25/2046	2,675	2,333
2.538% due 11/25/2046	459	415
2.569% due 03/25/2034	380	388
5.918% due 08/25/2046	1,945	1,844
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.660% due 04/25/2035	2,657	1,937
0.920% due 04/25/2047 ^	446	22
0.930% due 04/25/2047	621	111
1.106% due 07/25/2046 ^	453	222
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 06/25/2035	1,419	1,446
2.661% due 06/25/2035	744	763

		87,689

MUNICIPAL BONDS & NOTES 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	200	249
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	530	523
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,787
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	3,106
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,400

		7,065

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 01/30/2013 (d)	130	955
SLM Corp. CPI Linked Security
4.041% due 01/16/2018	9,000	212

		1,167

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.2%
Fannie Mae
0.410% due 10/27/2037	$5,700	5,674
0.640% due 11/25/2040	3,146	3,167
0.660% due 11/25/2040	3,538	3,569
0.710% due 10/25/2040 - 12/25/2040	4,960	5,008
2.300% due 03/01/2024	15	15
2.377% due 12/01/2034	262	276
2.425% due 11/01/2023	6	6
2.492% due 11/01/2034	2,105	2,267
3.490% due 12/01/2020	967	1,070
3.500% due 01/01/2043	45,000	47,990
3.730% due 01/01/2018	1,000	1,081
4.000% due 04/01/2039 - 01/01/2043	37,279	40,030
5.004% due 05/01/2035	211	226
5.090% due 09/01/2041	493	567
6.500% due 11/01/2036	467	520

Freddie Mac
0.559% due 12/15/2030	7	7
0.809% due 12/15/2037 - 07/15/2040	2,629	2,661
1.360% due 10/25/2044	2,428	2,429
2.335% due 02/01/2029	152	162
2.361% due 05/01/2023	21	21
2.832% due 04/01/2037	60	65
6.000% due 12/15/2024	135	150
7.400% due 02/01/2021	71	70
Ginnie Mae
0.809% due 02/16/2030	128	130
1.625% due 12/20/2023 - 01/20/2030	162	167
1.750% due 05/20/2022 - 05/20/2030	158	166
2.000% due 04/20/2030 - 05/20/2030	36	37
6.000% due 08/20/2034	5,735	6,869
NCUA Guaranteed Notes
0.583% due 11/06/2017	14,585	14,617
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,423

		144,440

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds
3.000% due 05/15/2042 (j)(l)	12,200	12,385
3.125% due 11/15/2041	9,200	9,595
3.750% due 08/15/2041 (j)(k)(l)	5,100	5,974
5.500% due 08/15/2028 (g)(h)(j)(l)	41,500	58,548
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (j)(l)	4,685	5,018
0.125% due 07/15/2022	201	218
1.375% due 01/15/2020	749	888
2.375% due 01/15/2027	1,032	1,424

		94,050

Total United States (Cost $410,084)		413,215

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,900	2,852

Total Virgin Islands (British) (Cost $2,883)		2,852

SHORT-TERM INSTRUMENTS 6.3%
CERTIFICATES OF DEPOSIT 1.5%
Dexia Credit Local S.A.
1.700% due 09/06/2013	$18,000	18,021

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/02/2013	2,314	2,314

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $2,362. Repurchase proceeds are $2,314.)
U.S. TREASURY BILLS 0.4%
0.148% due 05/02/2013 - 12/12/2013 (b)(i)(l)	4,562	4,557

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 4.2%
PIMCO Short-Term Floating NAV Portfolio	4,914,497	49,179

Total Short-Term Instruments (Cost $74,049)		74,071

PURCHASED OPTIONS (n) 0.1%
(Cost $1,098)		1,068

Total Investments 111.8% (Cost $1,286,449)		$1,322,195
Written Options (o) (0.4%) (Premiums $4,514)		(4,613)
Other Assets and Liabilities (Net) (11.4%)		(135,019)

Net Assets 100.0%		$1,182,563

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $126,799 at a weighted average interest rate of 0.338%.

(g)	Securities with an aggregate market value of $281 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $23,278 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.260%	12/18/2012	01/18/2013	$2,006	$(2,006)
JPS	0.300%	12/11/2012	01/08/2013	7,857	(7,858)
	0.300%	12/12/2012	01/08/2013	14,053	(14,055)

					$(23,919)

(i)	Securities with an aggregate market value of $439 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(j)	Securities with an aggregate market value of $3,142 and cash of $6 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2015	1,014	$490
Canada Government 10-Year Bond March Futures	Short	03/2013	27	8
Euro-Bobl March Futures	Long	03/2013	178	150
Euro-BTP Italy Government Bond March Futures	Long	03/2013	4	3
Euro-Bund 10-Year Bond March Futures	Long	03/2013	7	14
U.S. Treasury 5-Year Note March Futures	Long	03/2013	1,046	(219)
U.S. Treasury 10-Year Note March Futures	Short	03/2013	18	(6)
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	113	19
United Kingdom Government 10-Year Gilt March Futures	Short	03/2013	171	(136)

				$323

(k)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $57 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	6-Month JPY-LIBOR	0.300%	12/19/2014	JPY 500,000	$(9)	$(6)

(l)	Securities with an aggregate market value of $15,458 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(m)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.325%	$500	$(14)	$(10)	$(4)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.546%	2,050	39	0	39
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.010%	200	0	2	(2)
Historic TW, Inc.	BRC	(1.050%	)	03/20/2016	0.374%	1,500	(33)	0	(33)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.307%	300	0	0	0
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.154%	3,000	(23)	0	(23)
Rohm & Haas Co.	DUB	(1.000%	)	03/20/2013	0.076%	500	(1)	(9)	8
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.077%	4,500	(5)	0	(5)
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.192%	3,000	(5)	0	(5)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	0.981%	750	1	0	1
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.385%	3,000	(24)	0	(24)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.247%	400	(2)	0	(2)
Temple-Inland, Inc.	GST	(6.680%	)	03/20/2016	0.159%	3,500	(745)	0	(745)
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.390%	4,100	(125)	(105)	(20)
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.390%	3,700	(112)	(92)	(20)
United Kingdom Gilt	MYC	(1.000%	)	12/20/2017	0.390%	700	(21)	(17)	(4)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.228%	1,200	(10)	0	(10)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.228%	1,200	(9)	0	(9)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.228%	200	(1)	(2)	1
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.492%	100	2	0	2
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.492%	2,500	(2)	0	(2)
WPP Ltd.	JPM	(3.750%	)	06/20/2017	0.813%	GBP 2,500	(525)	0	(525)

							$(1,615)	$(233)	$(1,382)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	09/20/2016	0.289%		$6,900	$185	$105	$80
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%		1,500	40	22	18
Australia Government Bond	UAG	1.000%	12/20/2016	0.312%		500	14	(3)	17
Italy Government International Bond	DUB	1.000%	06/20/2017	2.645%		2,000	(135)	(306)	171
Italy Government International Bond	GST	1.000%	06/20/2017	2.645%		2,300	(155)	(374)	219
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.177%		900	14	0	14
SoftBank Corp.	CBK	1.000%	12/20/2017	2.142%	JPY	9,000	(6)	(11)	5
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%		40,000	(25)	(41)	16
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%		20,000	(12)	(21)	9
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	2.996%		10,000	(3)	(6)	3
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	2.995%		30,000	(8)	(28)	20
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.995%		30,000	(3)	(12)	9
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%		10,000	(1)	(3)	2
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		10,000	(2)	(4)	2
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	2.995%		10,000	(3)	(7)	4
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.202%		$1,500	31	14	17
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%		900	18	7	11
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.202%		6,200	125	40	85
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.202%		7,500	151	50	101

							$225	$(578)	$803

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$1,400	$(12)	$(33)	$21

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.623% based on the notional amount of currency received	07/22/2014	DUB	$37,927	JPY 3,000,000	$3,412	$(50)	$3,462
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	12,200	976,000	990	(71)	1,061

						$4,402	$(121)	$4,523

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	1,000	$104	$(4)	$108
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		1,200	125	(4)	129
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	360,000	290	98	192
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		490,000	394	133	261
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	42,900	138	14	124
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		65,700	212	(72)	284
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		64,100	99	2	97
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		20,600	81	9	72
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		51,900	39	(8)	47
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		101,500	76	(36)	112
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		57,200	43	(10)	53
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		17,700	116	(36)	152
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		21,900	143	(98)	241
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		16,300	83	6	77

							$1,943	$(6)	$1,949

(n)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$9,000	$726	$712
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	4,500	372	356

							$1,098	$1,068

(o)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$5,200	$36	$(127)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	5,200	124	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	38,000	722	(595)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	18,900	356	(296)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	30,800	158	(753)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	30,800	851	(10)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	65,400	777	(2,552)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	65,400	1,233	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	6,800	96	(265)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	6,800	113	0

							$4,466	$(4,604)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	2,200	22	(5)

						$48	$(9)

(p)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	253		$267	BRC	$4	$0	$4
01/2013		36,309		37,533	UAG	0	(153)	(153)
01/2013	CLP	17,227		34	HUS	0	(2)	(2)
01/2013	EUR	2,150		2,839	GSC	1	0	1
01/2013	JPY	1,597,397		18,937	BRC	496	0	496
01/2013		971,432		11,453	RYL	238	0	238
01/2013	MYR	108		35	UAG	0	0	0
01/2013	NZD	56,002		46,594	BOA	395	0	395
01/2013		$241	AUD	233	BPS	0	0	0
01/2013		165		159	RYL	0	0	0
01/2013		36	CLP	17,227	GSC	0	0	0
01/2013		715	GBP	440	DUB	0	0	0
01/2013		40	IDR	390,290	MSC	0	0	0
01/2013		78,803	JPY	6,600,178	BPS	0	(2,605)	(2,605)
01/2013		5,987		505,285	CBK	0	(153)	(153)
01/2013		66,194		5,523,346	FBF	0	(2,431)	(2,431)
01/2013		33,131		2,777,132	GSC	0	(1,069)	(1,069)
01/2013		71,626		5,980,775	JPM	0	(2,583)	(2,583)
01/2013		33,088		2,777,133	UAG	0	(1,026)	(1,026)
01/2013		1,010	ZAR	8,826	JPM	27	0	27
01/2013	ZAR	16,099		$1,821	JPM	0	(71)	(71)
02/2013	BRL	6,149		2,918	HUS	0	(73)	(73)
02/2013		3,673		1,745	JPM	0	(42)	(42)
02/2013		3,682		1,758	MSC	0	(33)	(33)
02/2013		2,696		1,275	UAG	0	(36)	(36)
02/2013	CNY	20,512		3,225	HUS	0	(35)	(35)
02/2013		119,213		18,710	JPM	0	(240)	(240)
02/2013	EUR	10,440		13,374	BPS	0	(412)	(412)
02/2013		$2,324	BRL	4,828	BRC	24	0	24
02/2013		1,561		3,263	HUS	26	0	26
02/2013		4,464		9,289	UAG	54	0	54
02/2013		1,192	CNY	7,514	BRC	3	0	3
02/2013		6	DKK	36	JPM	0	0	0
02/2013		8,208		47,807	RBC	256	0	256
02/2013		4,183	SEK	28,307	HUS	165	0	165
03/2013	EUR	37,889		$49,469	BRC	0	(575)	(575)
03/2013		42,687		55,545	CBK	0	(837)	(837)
03/2013	GBP	9,784		15,755	BOA	0	(135)	(135)
03/2013		9,822		15,730	JPM	0	(222)	(222)
03/2013		4,318		7,017	UAG	4	0	4
03/2013		$10,950	CAD	10,819	CBK	0	(91)	(91)
03/2013		1,337		1,328	RYL	0	(4)	(4)
03/2013		4,100	EUR	3,109	BRC	6	0	6
03/2013		32,628		24,618	CBK	0	(112)	(112)
03/2013		3,666		2,803	DUB	36	0	36
03/2013		6,612		4,997	JPM	0	(12)	(12)
03/2013		5,422		4,110	RYL	7	0	7
03/2013		2,551		1,960	UAG	38	0	38
03/2013		1,948	GBP	1,206	BRC	10	0	10
03/2013		3,182		1,968	FBF	15	0	15
03/2013		3,339		2,072	RYL	26	0	26
03/2013		5,594		3,482	UAG	61	0	61
04/2013	MXN	98,566		$7,450	MSC	0	(112)	(112)
04/2013		401,082		30,485	UAG	0	(284)	(284)
04/2013		$2,801	MXN	36,799	BOA	22	0	22
04/2013		1,703		21,831	BRC	0	(28)	(28)
04/2013		163		2,140	DUB	1	0	1
04/2013		5,368		72,096	FBF	163	0	163
04/2013		14,460		185,958	HUS	5	(199)	(194)
04/2013		4,046		53,020	JPM	28	(7)	21
04/2013		12,455		160,292	MSC	2	(161)	(159)
04/2013		6,433		83,360	UAG	0	(38)	(38)
05/2013	EUR	1,308		$1,653	BOA	0	(76)	(76)
05/2013		4,372		5,606	BRC	0	(173)	(173)
05/2013		1,448		1,845	FBF	0	(69)	(69)
05/2013		1,616		2,045	UAG	0	(91)	(91)
06/2013	CLP	17,227		35	GSC	0	0	0
08/2013		$3,033	CNY	19,000	DUB	0	(26)	(26)
08/2013		6,821		43,072	UAG	0	(4)	(4)
04/2014	CNY	75,138		$11,681	DUB	0	(144)	(144)
04/2014		$1,062	CNY	6,462	BRC	0	(45)	(45)
04/2014		2,233		13,600	CBK	0	(93)	(93)
04/2014		821		5,000	GST	0	(34)	(34)
04/2014		709		4,314	HUS	0	(30)	(30)
04/2014		1,342		8,174	JPM	0	(56)	(56)
04/2014		9,898		60,782	RYL	0	(332)	(332)
04/2014		1,416		8,616	UAG	0	(60)	(60)
09/2015		500		3,070	BOA	0	(24)	(24)
09/2015		731		4,470	BRC	0	(38)	(38)
09/2015		4,779		28,904	CBK	0	(297)	(297)
09/2015		326		1,970	JPM	0	(21)	(21)
09/2015		480		2,953	MSC	0	(22)	(22)

						$2,113	$(15,416)	$(13,303)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$47,879	$0	$47,879
Mortgage-Backed Securities	0	4,650	0	4,650
Sovereign Issues	0	271	0	271
Canada
Corporate Bonds & Notes	0	6,606	0	6,606
Sovereign Issues	0	10,919	0	10,919
Cayman Islands
Asset-Backed Securities	0	2,887	650	3,537
Denmark
Corporate Bonds & Notes	0	492	0	492
France
Corporate Bonds & Notes	0	59,549	0	59,549
Germany
Corporate Bonds & Notes	0	84,461	0	84,461
Sovereign Issues	0	8,185	0	8,185
Ireland
Asset-Backed Securities	0	5,473	0	5,473
Corporate Bonds & Notes	0	7,454	0	7,454
Mortgage-Backed Securities	0	752	0	752
Italy
Asset-Backed Securities	0	6,590	0	6,590
Corporate Bonds & Notes	0	4,251	0	4,251
Mortgage-Backed Securities	0	5,167	0	5,167
Sovereign Issues	0	24,496	0	24,496
Japan
Corporate Bonds & Notes	0	3,281	0	3,281
Sovereign Issues	0	41,344	0	41,344
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,455	1,455
Corporate Bonds & Notes	0	3,937	0	3,937
Luxembourg
Asset-Backed Securities	0	1,548	0	1,548
Corporate Bonds & Notes	0	2,952	0	2,952
Mexico
Sovereign Issues	0	44,206	0	44,206
Netherlands
Asset-Backed Securities	0	5,200	0	5,200
Corporate Bonds & Notes	0	10,981	0	10,981
Mortgage-Backed Securities	0	1,581	0	1,581
Sovereign Issues	0	77,910	0	77,910
New Zealand
Sovereign Issues	0	46,064	0	46,064
Norway
Corporate Bonds & Notes	0	13,097	0	13,097
Sovereign Issues	0	2,301	0	2,301
South Africa
Sovereign Issues	0	1,025	0	1,025
South Korea
Corporate Bonds & Notes	0	2,426	0	2,426
Spain
Corporate Bonds & Notes	0	9,544	0	9,544
Sovereign Issues	0	75,953	0	75,953
Supranational
Corporate Bonds & Notes	0	46,072	0	46,072
United Kingdom
Corporate Bonds & Notes	0	20,698	0	20,698
Mortgage-Backed Securities	0	45,635	0	45,635
Sovereign Issues	0	93,047	0	93,047
United States
Asset-Backed Securities	0	10,951	0	10,951
Bank Loan Obligations	0	3,386	0	3,386
Corporate Bonds & Notes	0	64,467	0	64,467
Mortgage-Backed Securities	0	85,271	2,418	87,689
Municipal Bonds & Notes	0	7,065	0	7,065
Preferred Securities	212	0	955	1,167
U.S. Government Agencies	0	129,753	14,687	144,440
U.S. Treasury Obligations
U.S. Treasury Bonds	0	86,502	0	86,502
U.S. Treasury Inflation Protected Securities	0	7,548	0	7,548
Virgin Islands (British)
Corporate Bonds & Notes	0	2,852	0	2,852
Short-Term Instruments
Certificates of Deposit	0	18,021	0	18,021
Repurchase Agreements	0	2,314	0	2,314
U.S. Treasury Bills	0	4,557	0	4,557
Central Funds Used for Cash Management Purposes	49,179	0	0	49,179
Purchased Options
Interest Rate Contracts	0	1,068	0	1,068
	$49,391	$1,252,639	$20,165	$1,322,195

Financial Derivative Instruments - Assets
Credit Contracts	0	875	0	875
Foreign Exchange Contracts	0	6,636	0	6,636
Interest Rate Contracts	665	1,949	0	2,614
	$665	$9,460	$0	$10,125

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,433)	0	(1,433)
Foreign Exchange Contracts	0	(15,416)	0	(15,416)
Interest Rate Contracts	(342)	(4,610)	(9)	(4,961)

	$(342)	$(21,459)	$(9)	$(21,810)

Totals	$49,714	$1,240,640	$20,156	$1,310,510

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$0	$700	$(49)	$0	$0	$(1)	$0	$0	$650	$(1)
Jersey, Channel Islands
Asset-Backed Securities	1,859	0	(387)	6	(15)	(8)	0	0	1,455	(8)
Netherlands
Asset-Backed Securities	1,217	0	(150)	10	(8)	13	0	(1,082)	0	0
United States
Mortgage-Backed Securities	2,583	111	(217)	10	18	93	0	(180)	2,418	87
Preferred Securities	973	0	0	0	0	(18)	0	0	955	(19)
U.S. Government Agencies	17,407	0	(2,752)	0	0	32	0	0	14,687	32

	$24,039	$811	$(3,555)	$26	$(5)	$111	$0	$(1,262)	$20,165	$91
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$1	$0	$0	$(9)	$1

Totals	$24,029	$811	$(3,555)	$26	$(5)	$112	$0	$(1,262)	$20,156	$92

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$650	Benchmark Pricing	Base Price	99.91
Jersey, Channel Islands
Asset-Backed Securities	1,455	Benchmark Pricing	Base Price	100.22 - 100.30
United States
Mortgage-Backed Securities	126	Benchmark Pricing	Base Price	98.65 - 116.00
	2,292	Third Party Vendor	Broker Quote	82.25 - 99.35
Preferred Securities	955	Benchmark Pricing	Base Price	$ 7,393.89
U.S. Government Agencies	70	Benchmark Pricing	Base Price	98.27
	14,617	Third Party Vendor	Broker Quote	100.22
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(9)	Indicative Market Quotations	Broker Quote	0.20 - 0.24

Total	$20,156

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.3%
CORPORATE BONDS & NOTES 1.6%
Commonwealth Bank of Australia
0.588% due 09/17/2014		$1,100	$1,104
0.763% due 07/12/2013		500	501
2.250% due 03/16/2017		2,300	2,407
ING Bank Australia Ltd.
3.790% due 06/24/2014	AUD	2,000	2,089
Macquarie Bank Ltd.
4.100% due 12/17/2013		$600	622
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,859

			8,582

MORTGAGE-BACKED SECURITIES 0.2%
Crusade Global Trust
0.331% due 11/19/2037	EUR	103	135
Puma Finance Ltd.
0.452% due 02/21/2038		$171	168
3.547% due 08/22/2037	AUD	63	64
3.640% due 07/12/2036		59	60
Swan Trust
4.402% due 04/25/2041		576	602
Torrens Trust
3.560% due 10/19/2038		267	272

			1,301

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		2,000	2,708

Total Australia (Cost $11,640)			12,591

BELGIUM 0.9%
SOVEREIGN ISSUES 0.9%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	3,500	5,186

Total Belgium (Cost $4,717)			5,186

CANADA 2.1%
CORPORATE BONDS & NOTES 0.9%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,900	1,956
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	530
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		1,900	1,998
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	204

			4,688

SOVEREIGN ISSUES 1.2%
Province of British Columbia
4.300% due 06/18/2042		100	119
Province of Ontario
2.450% due 06/29/2022		$500	507
3.150% due 06/02/2022	CAD	3,300	3,434
4.000% due 10/07/2019		$400	459
Province of Quebec
2.750% due 08/25/2021		700	732
4.250% due 12/01/2021	CAD	700	788

5.125% due 11/14/2016		$300	350

			6,389

Total Canada (Cost $10,702)			11,077

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.9%
Avenue CLO Fund Ltd.
0.660% due 02/15/2017		$410	409
Four Corners CLO
0.580% due 01/26/2020		1,355	1,331
Halcyon Structured Asset Management Long/Short Ltd.
0.537% due 08/07/2021		577	567
Lafayette CLO Ltd.
1.751% due 09/06/2022		279	279
Landmark CDO Ltd.
0.611% due 06/01/2017		771	762
Madison Park Funding Ltd.
0.580% due 05/10/2019		300	297
Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019		1,398	1,380

Total Cayman Islands (Cost $4,980)			5,025

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.921% due 01/19/2016		$900	880

Total Chile (Cost $900)			880

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	87	17
Realkredit Danmark A/S
1.352% due 01/01/2038		1,964	357

Total Denmark (Cost $353)			374

FRANCE 3.9%
CORPORATE BONDS & NOTES 3.7%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	600	804
4.750% due 05/28/2013		700	940
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		$1,200	1,206
4.500% due 01/09/2013	EUR	700	925
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		$1,000	1,002
Dexia Credit Local S.A.
0.711% due 03/05/2013		1,200	1,198
0.793% due 04/29/2014		2,100	2,073
0.915% due 04/01/2014	GBP	300	485
2.750% due 01/10/2014		$6,300	6,361
2.750% due 04/29/2014		1,100	1,123
Dexia Municipal Agency S.A.
0.225% due 06/20/2014		1,000	971
1.550% due 10/31/2013	JPY	138,000	1,595
2.750% due 01/25/2016	EUR	1,200	1,663
Vivendi S.A.
6.625% due 04/04/2018		$100	118

			20,464

SOVEREIGN ISSUES 0.2%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		1,300	1,313

Total France (Cost $21,817)			21,777

GERMANY 5.3%
CORPORATE BONDS & NOTES 4.7%
FMS Wertmanagement AoR
0.205% due 01/20/2014	EUR	1,200	1,586
0.316% due 02/18/2015		1,700	2,250
2.250% due 07/14/2014		700	954

2.375% due 12/15/2014		4,100	5,650
2.750% due 06/03/2016		800	1,139
3.375% due 06/17/2021		700	1,065
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	866
KFW
0.625% due 05/29/2015	EUR	4,000	5,346
2.000% due 11/30/2015		2,500	3,465
2.750% due 09/07/2015	GBP	1,400	2,397
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020	AUD	1,000	1,128

			25,846

SOVEREIGN ISSUES 0.6%
Republic of Germany
3.250% due 07/04/2021	EUR	100	155
4.000% due 01/04/2037		1,600	2,873

			3,028

Total Germany (Cost $28,523)			28,874

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.723% due 08/08/2022	EUR	300	378

CORPORATE BONDS & NOTES 0.7%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	717
4.375% due 01/18/2022		2,000	3,235

			3,952

MORTGAGE-BACKED SECURITIES 0.2%
Opera Finance PLC
0.425% due 10/20/2014		1,000	1,299

Total Ireland (Cost $5,260)			5,629

ITALY 4.0%
ASSET-BACKED SECURITIES 0.5%
Berica ABS SRL
0.485% due 12/30/2055	EUR	2,300	2,860

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.712% due 02/24/2014		$1,000	999
6.500% due 02/24/2021		400	422

			1,421

MORTGAGE-BACKED SECURITIES 0.7%
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	1,920	2,256
CR Firenze Mutui SRL
0.482% due 04/26/2034		1,264	1,636

			3,892

SOVEREIGN ISSUES 2.5%
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013		1,800	2,384
3.000% due 04/15/2015		2,200	2,954
3.750% due 03/01/2021		500	650
4.250% due 09/01/2019		1,700	2,320
4.750% due 05/01/2017		900	1,269
5.000% due 08/01/2034		100	132
5.750% due 02/01/2033		300	432
6.000% due 05/01/2031		900	1,326
Republic of Italy Government Bond
3.125% due 01/26/2015		$100	101
4.750% due 01/25/2016		1,100	1,153
5.250% due 09/20/2016		200	213
6.000% due 08/04/2028	GBP	600	968

6.875% due 09/27/2023		$100	117

			14,019

Total Italy (Cost $20,567)			22,192

JAPAN 2.4%
SOVEREIGN ISSUES 2.4%
Japan Government International Bond
0.900% due 03/20/2022	JPY	1,150,000	13,492

Total Japan (Cost $14,617)			13,492

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	51	67

CORPORATE BONDS & NOTES 0.0%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	100	148

Total Jersey, Channel Islands (Cost $204)			215

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$800	814

Total Luxembourg (Cost $813)			814

MEXICO 1.2%
SOVEREIGN ISSUES 1.2%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	23,800	1,919
6.500% due 06/10/2021		13,200	1,109
10.000% due 12/05/2024		33,600	3,644

Total Mexico (Cost $6,038)			6,672

NETHERLANDS 5.5%
ASSET-BACKED SECURITIES 0.1%
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	208	270

CORPORATE BONDS & NOTES 1.1%
ABN AMRO Bank NV
3.250% due 01/18/2013		700	925
Achmea Hypotheekbank NV
0.663% due 11/03/2014		$1,500	1,501
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,655
LeasePlan Corp. NV
3.250% due 05/22/2014		500	688
Royal Bank of Scotland NV
1.011% due 03/09/2015		$1,300	1,237

			6,006

SOVEREIGN ISSUES 4.3%
Netherlands Government Bond
1.250% due 01/15/2018	EUR	700	954
2.250% due 07/15/2022		4,500	6,339
2.500% due 01/15/2017		2,600	3,730
3.250% due 07/15/2021		1,000	1,525
3.500% due 07/15/2020		100	155

4.500% due 07/15/2017		6,900	10,768

			23,471

Total Netherlands (Cost $27,801)			29,747

NEW ZEALAND 3.1%
CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	419

SOVEREIGN ISSUES 3.0%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	6,100	5,572
5.500% due 04/15/2023		3,800	3,673
6.000% due 05/15/2021		5,300	5,213
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		2,500	2,225

			16,683

Total New Zealand (Cost $15,792)			17,102

NORWAY 1.0%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
0.553% due 04/05/2013		$350	348
2.375% due 05/25/2016		1,500	1,432
3.000% due 11/17/2014		900	893
5.500% due 05/25/2016		500	521

			3,194

SOVEREIGN ISSUES 0.4%
Kommunalbanken A/S
0.690% due 03/27/2017		2,400	2,417

Total Norway (Cost $5,435)			5,611

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	1,700	221

Total South Africa (Cost $222)			221

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	344

Total South Korea (Cost $394)			344

SPAIN 7.2%
CORPORATE BONDS & NOTES 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	700	933
4.125% due 01/13/2014		900	1,212
4.250% due 07/15/2014		2,100	2,848
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		1,100	1,497

			6,490

SOVEREIGN ISSUES 6.0%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014		3,000	3,864
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		300	401
Instituto de Credito Oficial
0.563% due 01/28/2013		$2,600	2,596
1.934% due 03/25/2014	EUR	1,900	2,454
4.500% due 03/07/2013	GBP	500	813
4.875% due 07/30/2017	EUR	1,000	1,342
Spain Government International Bond
3.250% due 04/30/2016		800	1,047
3.625% due 06/17/2013		$2,500	2,502

3.750% due 10/31/2015	EUR	1,100	1,463
3.800% due 01/31/2017		1,100	1,451
4.000% due 07/30/2015		1,500	2,024
4.200% due 01/31/2037		900	954
4.250% due 10/31/2016		4,900	6,585
5.250% due 04/06/2029	GBP	100	147
5.500% due 07/30/2017	EUR	2,900	4,059
5.500% due 04/30/2021		200	271
5.850% due 01/31/2022		900	1,241

			33,214

Total Spain (Cost $38,612)			39,704

SUPRANATIONAL 2.0%
CORPORATE BONDS & NOTES 2.0%
European Investment Bank
6.125% due 01/23/2017	AUD	800	904
6.250% due 04/15/2015		1,200	1,324
European Union
2.500% due 12/04/2015	EUR	1,500	2,114
2.750% due 06/03/2016		1,800	2,576
3.500% due 06/04/2021		2,085	3,204
International Finance Corp.
5.000% due 08/03/2016	AUD	500	550
5.750% due 06/24/2014		500	540

Total Supranational (Cost $10,613)			11,212

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,700	1,771

Total Sweden (Cost $1,771)			1,771

UNITED KINGDOM 13.1%
CORPORATE BONDS & NOTES 1.9%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,300	1,782
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,032
BP Capital Markets PLC
3.125% due 10/01/2015		100	106
HBOS PLC
6.750% due 05/21/2018		2,546	2,753
LBG Capital PLC
8.500% due 12/17/2021 (d)		2,700	2,815
11.250% due 09/14/2023	GBP	200	367
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,543
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	107

			10,505

MORTGAGE-BACKED SECURITIES 3.9%
Eurosail PLC
0.350% due 12/10/2044	EUR	1,006	1,215
0.639% due 03/13/2045	GBP	736	1,178
0.679% due 06/10/2044		254	390
Fosse Master Issuer PLC
2.633% due 10/18/2054		1,100	1,837
Gosforth Funding PLC
1.979% due 04/24/2047		600	994
Granite Mortgages PLC
0.838% due 06/20/2044		965	1,553
Holmes Master Issuer PLC
1.610% due 10/15/2054	EUR	1,037	1,381
Lanark Master Issuer PLC
1.711% due 12/22/2054		$900	920
Newgate Funding PLC
0.420% due 12/01/2050	EUR	880	915
0.783% due 12/15/2050		1,200	1,438
1.433% due 12/15/2050		200	179
1.519% due 12/15/2050	GBP	800	1,055
1.683% due 12/15/2050	EUR	300	230
1.769% due 12/15/2050	GBP	400	448
Opera Finance PLC
0.728% due 02/02/2017		1,154	1,826

ResLoc U.K. PLC
0.679% due 12/15/2043		2,540	3,652
Unite USAF PLC
0.715% due 03/31/2017		700	1,123
Uropa Securities PLC
0.364% due 10/10/2040	EUR	758	960

			21,294

SOVEREIGN ISSUES 7.3%
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	6,687	11,749
0.125% due 03/22/2029 (c)		621	1,057
0.375% due 03/22/2062 (c)		312	567
1.875% due 11/22/2022 (c)		4,299	8,953
4.000% due 03/07/2022		1,600	3,115
4.250% due 09/07/2039		500	991
4.250% due 12/07/2040		900	1,783
4.500% due 09/07/2034		2,300	4,738
4.750% due 12/07/2030		3,300	7,025
4.750% due 12/07/2038		100	214

			40,192

Total United Kingdom (Cost $67,077)			71,991

UNITED STATES 30.5%
ASSET-BACKED SECURITIES 1.9%
AFC Home Equity Loan Trust
0.920% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.910% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.150% due 06/25/2029		9	7
Argent Securities, Inc.
0.570% due 10/25/2035		2,000	1,658
Bear Stearns Asset-Backed Securities Trust
0.870% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036		117	114
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		7	6
EMC Mortgage Loan Trust
0.660% due 05/25/2043		822	702
First Alliance Mortgage Loan Trust
0.441% due 12/20/2027		28	20
GSAMP Trust
0.790% due 11/25/2034		1,000	850
Home Equity Asset Trust
0.395% due 07/25/2037		2,000	1,743
Home Equity Mortgage Trust
5.500% due 01/25/2037		140	32
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		116	107
Long Beach Mortgage Loan Trust
0.680% due 08/25/2035		182	178
MASTR Specialized Loan Trust
0.580% due 01/25/2037		1,813	911
Mid-State Trust
8.330% due 04/01/2030		159	166
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046		2,978	1,873
Renaissance Home Equity Loan Trust
0.710% due 12/25/2033		23	22
Residential Asset Mortgage Products Trust
0.770% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
0.710% due 07/25/2032 ^		15	12
1.005% due 01/25/2035		329	297
SLC Student Loan Trust
0.758% due 06/15/2017		191	191
SLM Student Loan Trust
1.815% due 04/25/2023		1,099	1,147
Specialty Underwriting & Residential Finance
0.360% due 06/25/2037		795	475
Structured Asset Securities Corp.
0.610% due 05/25/2034		19	18

			10,548

BANK LOAN OBLIGATIONS 0.1%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		700	697

CORPORATE BONDS & NOTES 3.0%
Ally Financial, Inc.
4.625% due 06/26/2015		1,100	1,147
American International Group, Inc.
6.797% due 11/15/2017	EUR	142	229
8.000% due 05/22/2068		500	765
8.175% due 05/15/2068		$1,100	1,438
Bank of America Corp.
0.880% due 05/23/2017	EUR	400	490
Boston Scientific Corp.
6.400% due 06/15/2016		$300	345
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	540
CIT Group, Inc.
5.250% due 04/01/2014		600	624
Citigroup, Inc.
5.500% due 10/15/2014		352	378
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	720
Health Care REIT, Inc.
5.875% due 05/15/2015		400	442
International Lease Finance Corp.
5.650% due 06/01/2014		1,500	1,568
6.500% due 09/01/2014		800	858
6.750% due 09/01/2016		600	677
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		700	170
Lennar Corp.
5.600% due 05/31/2015		500	535
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		116	130
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	1,200	1,574
0.488% due 05/30/2014		800	1,046
0.490% due 08/25/2014		100	130
6.875% due 04/25/2018		$135	163
WM Covered Bond Program
4.375% due 09/16/2014	EUR	2,000	2,777

			16,746

MORTGAGE-BACKED SECURITIES 4.5%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$421	434
American Home Mortgage Assets LLC
0.400% due 05/25/2046		366	245
American Home Mortgage Investment Trust
0.450% due 05/25/2047 ^		161	10
Banc of America Funding Corp.
5.500% due 08/25/2035		286	288
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		3,021	3,023
Banc of America Mortgage Trust
3.111% due 06/25/2035		581	536
BCAP LLC Trust
0.900% due 01/26/2047		85	70
5.250% due 08/26/2037		191	190
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		187	190
2.708% due 08/25/2033		19	19
2.866% due 10/25/2033		25	25
3.078% due 03/25/2035		27	27
3.099% due 05/25/2047 ^		512	405
3.133% due 09/25/2034		252	232
3.195% due 05/25/2034		19	18
3.233% due 05/25/2034		40	39
3.472% due 11/25/2034		17	17
Bear Stearns Alt-A Trust
0.370% due 02/25/2034		105	101
2.882% due 11/25/2035 ^		218	155
2.924% due 11/25/2036		295	198
2.960% due 05/25/2035		29	28
5.433% due 08/25/2036 ^		287	198
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		191	126
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		95	93
3.091% due 09/25/2037 ^		482	366
Countrywide Alternative Loan Trust
0.406% due 12/20/2046		307	196
0.421% due 07/20/2046 ^		442	219
0.490% due 02/25/2037		541	349
0.560% due 05/25/2037 ^		66	38
1.581% due 11/25/2035		84	59

2.121% due 11/25/2035	28	20
2.920% due 02/25/2037 ^	135	106
5.250% due 06/25/2035	45	40
5.376% due 08/25/2036	35	35
5.456% due 11/25/2035 ^	418	286
6.250% due 08/25/2037 ^	58	43
6.500% due 06/25/2036 ^	121	82
Countrywide Home Loan Mortgage Pass-Through Trust
0.410% due 04/25/2046	610	453
0.550% due 06/25/2035	347	298
0.970% due 09/25/2034	70	64
2.860% due 08/25/2034	174	153
2.919% due 04/20/2035	14	15
3.026% due 08/25/2034	17	15
Credit Suisse First Boston Mortgage Securities Corp.
2.687% due 08/25/2033	42	42
6.500% due 04/25/2033	7	7
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037	248	156
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	900	17
1.392% due 11/10/2046 (a)	2,439	119
Deutsche ALT-A Securities, Inc.
0.350% due 07/25/2047	1,343	1,056
First Horizon Mortgage Pass-Through Trust
2.611% due 12/25/2033	17	17
Greenpoint Mortgage Funding Trust
0.480% due 11/25/2045	14	10
GS Mortgage Securities Corp.
2.413% due 11/10/2045 (a)	2,497	380
GSR Mortgage Loan Trust
1.920% due 03/25/2033	24	24
2.745% due 06/25/2034	48	48
3.004% due 01/25/2035	117	116
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.551% due 06/20/2035	48	44
1.015% due 12/19/2036	178	123
2.764% due 05/19/2033	81	82
Impac CMB Trust
1.210% due 07/25/2033	13	12
Indymac Index Mortgage Loan Trust
4.787% due 09/25/2035	196	175
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	23	23
JPMorgan Mortgage Trust
2.365% due 11/25/2033	20	21
MASTR Alternative Loans Trust
0.610% due 03/25/2036	63	12
Merrill Lynch Mortgage Investors Trust
2.468% due 02/25/2036	351	342
2.765% due 02/25/2036	131	119
Merrill Lynch Mortgage Investors, Inc.
0.460% due 08/25/2036	73	68
2.482% due 02/25/2033	21	20
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	437	284
Residential Accredit Loans, Inc. Trust
0.360% due 02/25/2047	166	92
0.390% due 06/25/2046	530	243
1.665% due 08/25/2035	597	476
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	4	4
Royal Bank of Scotland Capital Funding Trust
6.006% due 12/16/2049	200	240
Sequoia Mortgage Trust
0.411% due 07/20/2036	818	745
0.561% due 07/20/2033	158	157
Structured Adjustable Rate Mortgage Loan Trust
2.775% due 02/25/2034	26	27
2.816% due 09/25/2035	777	696
2.824% due 04/25/2034	70	70
Structured Asset Mortgage Investments, Inc.
0.420% due 05/25/2046	132	75
0.430% due 05/25/2036	310	205
0.430% due 09/25/2047	500	280
0.790% due 07/19/2034	31	30
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	226	143
Thornburg Mortgage Securities Trust
1.460% due 06/25/2037	663	553
1.460% due 06/25/2047	107	95
5.750% due 06/25/2037	980	991
5.750% due 06/25/2047	262	232
6.108% due 09/25/2037	478	491

WaMu Mortgage Pass-Through Certificates
0.500% due 07/25/2045	1,627	1,546
0.520% due 01/25/2045	66	64
1.339% due 05/25/2041	9	9
2.261% due 02/27/2034	57	58
2.426% due 12/25/2036 ^	1,464	1,158
2.454% due 06/25/2033	21	22
2.478% due 08/25/2035	336	336
2.487% due 12/25/2035	900	825
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.106% due 07/25/2046 ^	101	49
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	401	352
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 06/25/2035	755	769
2.685% due 04/25/2036	371	374
6.000% due 07/25/2036	490	500

		24,729

MUNICIPAL BONDS & NOTES 0.7%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	800	1,176
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	678
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	300	372
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	128
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	89
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,665	1,334

		3,777

	SHARES
PREFERRED SECURITIES 0.2%
DG Funding Trust
2.829% due 01/30/2013 (d)	172	1,263
SLM Corp. CPI Linked Security
4.041% due 01/16/2018	1,800	42

		1,305

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
0.310% due 01/25/2021	$26	26
0.410% due 10/27/2037	1,000	995
0.710% due 12/25/2040	712	719
0.810% due 11/25/2020	1,214	1,241
2.377% due 12/01/2034	55	57
2.492% due 11/01/2034	183	197
2.500% due 01/01/2028	1,000	1,046
2.580% due 11/01/2015	2,387	2,432
3.000% due 02/01/2043	4,000	4,184
3.500% due 01/01/2043	6,000	6,399
4.000% due 01/01/2043	18,000	19,299
4.500% due 01/01/2043	21,000	22,691
6.000% due 04/25/2043 - 07/25/2044	149	165
6.500% due 11/25/2042	203	236
Freddie Mac
0.659% due 12/15/2031	1	1
0.809% due 12/15/2037	269	272
1.360% due 10/25/2044	228	228
Ginnie Mae
0.809% due 02/16/2030	36	37
0.859% due 02/16/2030	32	32
1.625% due 11/20/2021 - 01/20/2030	36	37
1.750% due 09/20/2023 - 06/20/2030	53	55
2.000% due 07/20/2022 - 05/20/2030	52	54
6.000% due 08/20/2034	823	986
NCUA Guaranteed Notes
0.583% due 11/06/2017	4,032	4,040
0.773% due 12/08/2020	1,422	1,430
Small Business Administration
5.600% due 09/01/2028	593	692

Tennessee Valley Authority
5.880% due 04/01/2036		637	886

			68,437

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bonds
2.750% due 11/15/2042		1,300	1,249
3.000% due 05/15/2042 (g)(h)		2,800	2,842
3.125% due 11/15/2041		3,200	3,338
3.750% due 08/15/2041		1,600	1,874
5.500% due 08/15/2028 (g)(h)		19,100	26,946
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (h)		1,731	1,854
0.125% due 07/15/2022		101	109
1.375% due 01/15/2020		214	254
1.750% due 01/15/2028 (g)		1,767	2,288
2.375% due 01/15/2027		344	475
2.500% due 01/15/2029		970	1,383
U.S. Treasury Notes
1.625% due 08/15/2022		100	99

			42,711

Total United States (Cost $166,121)			168,950

SHORT-TERM INSTRUMENTS 24.8%
CERTIFICATES OF DEPOSIT 1.4%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$7,900	7,909

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.230% due 01/02/2013		400	400
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $408. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		490	490
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $503. Repurchase proceeds are $490.)

			890

JAPAN TREASURY BILLS 3.8%
0.098% due 01/10/2013 - 02/25/2013 (b)	JPY	1,800,000	20,775

MEXICO TREASURY BILLS 8.8%
4.524% due 02/21/2013 - 05/16/2013 (b)	MXN	632,000	48,530

U.S. TREASURY BILLS 0.3%
0.143% due 05/23/2013 - 12/12/2013 (b)(h)		$1,800	1,798

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 10.3%
PIMCO Short-Term Floating NAV Portfolio		5,684,764	56,888

Total Short-Term Instruments (Cost $138,261)			136,790

PURCHASED OPTIONS (j) 0.1%
(Cost $416)			403

Total Investments 112.1% (Cost $603,646)			$618,644
Written Options (k) (0.2%) (Premiums $1,355)			(1,342)
Other Assets and Liabilities (Net) (11.9%)			(65,467)

Net Assets 100.0%			$551,835

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $20,899 at a weighted average interest rate of 0.475%.

(g)	Securities with an aggregate market value of $1,616 and cash of $68 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2015	441	$213
Australia Government 3-Year Bond March Futures	Long	03/2013	182	42
Canada Government 10-Year Bond March Futures	Short	03/2013	17	6
Euro-Bobl March Futures	Long	03/2013	151	125
Euro-Bund 10-Year Bond March Futures	Long	03/2013	68	80
Japan Government 10-Year Bond March Futures	Long	03/2013	6	(56)
U.S. Treasury 5-Year Note March Futures	Long	03/2013	163	(15)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	72	(30)
United Kingdom Government 10-Year Gilt March Futures	Short	03/2013	39	(23)

				$342

(h)	Securities with an aggregate market value of $4,745 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
British Sky Broadcasting Group PLC	BRC	(0.700%	)	12/20/2018	0.784%	$800	$4	$0	$4
Burlington Northern Santa Fe LLC	RYL	(0.510%	)	03/20/2018	0.163%	446	(8)	0	(8)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.112%	637	4	0	4
Health Care REIT, Inc.	BRC	(2.930%	)	06/20/2015	0.565%	400	(24)	0	(24)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.027%	500	(49)	(15)	(34)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.239%	138	(3)	0	(3)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.681%	275	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.681%	1,000	(19)	0	(19)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	1.527%	1,000	(33)	(2)	(31)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.247%	100	(1)	0	(1)
United Kingdom Gilt	BPS	(1.000%	)	12/20/2017	0.390%	1,200	(36)	(29)	(7)
United Kingdom Gilt	CBK	(1.000%	)	12/20/2017	0.390%	700	(21)	(18)	(3)
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.390%	700	(21)	(17)	(4)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.228%	100	(1)	0	(1)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.492%	100	0	0	0

							$(208)	$(81)	$(127)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	09/20/2016	0.289%	$1,100	$30	$17	$13
Australia Government Bond	RYL	1.000%	12/20/2016	0.312%	200	5	0	5
Australia Government Bond	UAG	1.000%	09/20/2016	0.289%	500	13	7	6
Italy Government International Bond	DUB	1.000%	06/20/2017	2.645%	500	(33)	(76)	43
Italy Government International Bond	GST	1.000%	06/20/2017	2.645%	3,500	(237)	(584)	347
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.202%	2,700	54	21	33
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%	300	6	2	4
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.202%	900	18	6	12
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.202%	1,600	32	8	24

						$(112)	$(599)	$487

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$800	$(7)	$(31)	$24

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$4,580	JPY	380,140	$195	$3	$192
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS	7,602		600,000	707	10	697
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	3,400		272,000	276	(20)	296
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB	7,554		600,000	665	(1)	666
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA	7,566		600,000	678	5	673
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS	7,600		600,000	711	30	681

							$3,232	$27	$3,205

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	200	$21	$(1)	$22
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		1,700	177	(6)	183
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	200,000	160	54	106
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		140,000	113	38	75
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	8,400	27	3	24
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		13,000	42	(14)	56
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		12,500	19	0	19
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		4,400	17	2	15
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		3,800	15	2	13
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		48,500	190	37	153
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		6,300	7	(7)	14
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,700	4	(4)	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		10,600	8	(2)	10
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,800	7	(4)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		28,300	21	(7)	28
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		3,200	20	(7)	27
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		4,300	28	(19)	47
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		9,800	50	4	46
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		9,707	93	4	89

							$1,019	$73	$946

(j)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$3,000	$242	$237
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,100	174	166

							$416	$403

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$1,400	$10	$(34)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,400	33	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	13,000	247	(204)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	8,800	166	(138)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	9,700	50	(237)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	9,700	267	(3)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	16,600	196	(648)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	16,600	315	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	1,900	27	(74)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	1,900	31	0

							$1,342	$(1,339)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$500	$7	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	600	6	(2)

						$13	$(3)

(l)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	13,293		$13,741	UAG	$0	$(56)	$(56)
01/2013	EUR	42,221		54,461	BOA	0	(1,268)	(1,268)
01/2013		42,221		54,678	BPS	0	(1,052)	(1,052)
01/2013		3,198		4,136	BRC	0	(85)	(85)
01/2013		1,859		2,426	CBK	0	(28)	(28)
01/2013		3,707		4,851	JPM	0	(42)	(42)
01/2013		1,110		1,461	MSC	0	(4)	(4)
01/2013		552		718	RYL	0	(11)	(11)
01/2013	GBP	1,954		3,128	FBF	0	(46)	(46)
01/2013		25,371		40,605	GSC	0	(609)	(609)
01/2013		1,780		2,864	JPM	0	(28)	(28)
01/2013		1,851		3,009	UAG	2	0	2
01/2013	JPY	715,380		8,494	BRC	236	0	236
01/2013		1,485,064		18,643	CBK	1,499	0	1,499
01/2013		824,253		10,050	DUB	535	0	535
01/2013		23,518		286	RBC	14	0	14
01/2013		350,418		4,131	RYL	86	0	86
01/2013		538,078		6,436	UAG	225	0	225
01/2013	NZD	19,736		16,006	BOA	0	(298)	(298)
01/2013		470		384	RYL	0	(4)	(4)
01/2013		$39,057	EUR	29,466	BOA	0	(163)	(163)
01/2013		231		178	BPS	4	0	4
01/2013		39,163		29,673	BRC	5	(1)	4
01/2013		3,104		2,384	DUB	43	0	43
01/2013		1,994		1,541	RBC	40	0	40
01/2013		41,999		31,626	UAG	17	(271)	(254)
01/2013		556	GBP	342	DUB	0	0	0
01/2013		1,622		1,003	FBF	7	0	7
01/2013		46,147		28,339	GSC	0	(112)	(112)
01/2013		2,594		1,614	RBC	28	0	28
01/2013		4	IDR	42,470	MSC	0	0	0
01/2013		2,503	JPY	208,955	DUB	0	(91)	(91)
01/2013		2,074		172,950	FBF	0	(78)	(78)
01/2013		217	ZAR	1,899	JPM	6	0	6
01/2013	ZAR	3,329		$377	JPM	0	(15)	(15)
02/2013	BRL	3,417		1,624	HUS	0	(38)	(38)
02/2013		1,147		545	JPM	0	(13)	(13)
02/2013		888		424	MSC	0	(8)	(8)
02/2013		1,174		555	UAG	0	(16)	(16)
02/2013	CNY	16,053		2,504	DUB	0	(48)	(48)
02/2013		4,487		706	HUS	0	(8)	(8)
02/2013		28,754		4,513	JPM	0	(58)	(58)
02/2013	EUR	29,466		39,070	BOA	166	0	166
02/2013		16,337		20,928	BPS	0	(644)	(644)
02/2013		29,465		38,906	BRC	3	0	3
02/2013		29,466		39,172	UAG	268	0	268
02/2013	GBP	28,339		46,143	GSC	111	0	111
02/2013	JPY	400,000		4,994	BOA	375	0	375
02/2013	MXN	477,686		36,352	GSC	0	(439)	(439)
02/2013		$490	BRL	1,024	HUS	8	0	8
02/2013		2,960		6,157	UAG	35	0	35
02/2013		310	CNY	1,947	JPM	0	(1)	(1)
02/2013		5	DKK	27	JPM	0	0	0
02/2013		539	EUR	409	BRC	1	0	1
02/2013		5,103		3,865	DUB	3	(3)	0
02/2013		4,875		3,680	FBF	0	(16)	(16)
02/2013		1,306	GBP	808	BRC	7	0	7
02/2013		1,534		952	RYL	12	0	12
03/2013	CAD	4,639		$4,695	CBK	39	0	39
03/2013		$107	CAD	106	HUS	0	(1)	(1)
03/2013		1,076		1,069	RYL	0	(3)	(3)
04/2013	MXN	129,958		$9,891	FBF	0	(77)	(77)
04/2013		10,842		819	HUS	0	(13)	(13)
04/2013		122,038		9,370	MSC	37	(29)	8
04/2013		8,665		655	UAG	0	(10)	(10)
04/2013		$226	MXN	2,968	BOA	2	0	2
04/2013		257		3,294	BRC	0	(4)	(4)
04/2013		1,374		18,141	DUB	17	0	17
04/2013		2,189		29,403	FBF	66	0	66
04/2013		1,114		14,308	HUS	0	(16)	(16)
04/2013		436		5,652	JPM	0	(3)	(3)
04/2013		5,167		66,428	MSC	0	(71)	(71)
04/2013		9,969		128,801	UAG	9	(97)	(88)
05/2013	EUR	1,467		$1,854	BOA	0	(85)	(85)
05/2013		4,905		6,289	BRC	0	(193)	(193)
05/2013		1,625		2,070	FBF	0	(78)	(78)
05/2013		1,813		2,295	UAG	0	(102)	(102)
05/2013	MXN	16,630		1,254	DUB	0	(17)	(17)
08/2013		$798	CNY	5,000	DUB	0	(7)	(7)
08/2013		2,742		17,318	UAG	0	(2)	(2)
04/2014		200		1,217	BRC	0	(8)	(8)
04/2014		453		2,759	CBK	0	(19)	(19)
04/2014		174		1,060	GST	0	(7)	(7)
04/2014		134		815	HUS	0	(6)	(6)
04/2014		283		1,724	JPM	0	(12)	(12)
04/2014		289		1,764	RYL	0	(11)	(11)
04/2014		267		1,625	UAG	0	(11)	(11)
09/2015		40		246	BOA	0	(2)	(2)
09/2015		371		2,246	BRC	0	(22)	(22)
09/2015		1,575		9,516	CBK	0	(99)	(99)
09/2015		465		2,810	JPM	0	(29)	(29)
09/2015		40		246	MSC	0	(2)	(2)

						$3,906	$(6,590)	$(2,684)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,582	$0	$8,582
Mortgage-Backed Securities	0	1,301	0	1,301
Sovereign Issues	0	2,708	0	2,708
Belgium
Sovereign Issues	0	5,186	0	5,186
Canada
Corporate Bonds & Notes	0	4,688	0	4,688
Sovereign Issues	0	6,389	0	6,389
Cayman Islands
Asset-Backed Securities	0	4,746	279	5,025
Chile
Corporate Bonds & Notes	0	880	0	880
Denmark
Corporate Bonds & Notes	0	374	0	374
France
Corporate Bonds & Notes	0	20,464	0	20,464
Sovereign Issues	0	1,313	0	1,313
Germany
Corporate Bonds & Notes	0	25,846	0	25,846
Sovereign Issues	0	3,028	0	3,028
Ireland
Asset-Backed Securities	0	378	0	378
Corporate Bonds & Notes	0	3,952	0	3,952
Mortgage-Backed Securities	0	1,299	0	1,299
Italy
Asset-Backed Securities	0	2,860	0	2,860
Corporate Bonds & Notes	0	1,421	0	1,421
Mortgage-Backed Securities	0	3,892	0	3,892
Sovereign Issues	0	14,019	0	14,019
Japan
Sovereign Issues	0	13,492	0	13,492
Jersey, Channel Islands
Asset-Backed Securities	0	0	67	67
Corporate Bonds & Notes	0	148	0	148
Luxembourg
Corporate Bonds & Notes	0	814	0	814
Mexico
Sovereign Issues	0	6,672	0	6,672
Netherlands
Asset-Backed Securities	0	270	0	270
Corporate Bonds & Notes	0	6,006	0	6,006
Sovereign Issues	0	23,471	0	23,471
New Zealand
Corporate Bonds & Notes	0	419	0	419
Sovereign Issues	0	16,683	0	16,683
Norway
Corporate Bonds & Notes	0	3,194	0	3,194
Sovereign Issues	0	2,417	0	2,417
South Africa
Sovereign Issues	0	221	0	221
South Korea
Corporate Bonds & Notes	0	344	0	344
Spain
Corporate Bonds & Notes	0	6,490	0	6,490
Sovereign Issues	0	33,214	0	33,214
Supranational
Corporate Bonds & Notes	0	11,212	0	11,212
Sweden
Corporate Bonds & Notes	0	1,771	0	1,771
United Kingdom
Corporate Bonds & Notes	0	10,505	0	10,505
Mortgage-Backed Securities	0	21,294	0	21,294
Sovereign Issues	0	40,192	0	40,192
United States
Asset-Backed Securities	0	10,548	0	10,548
Bank Loan Obligations	0	697	0	697
Corporate Bonds & Notes	0	16,746	0	16,746
Mortgage-Backed Securities	0	24,469	260	24,729
Municipal Bonds & Notes	0	3,777	0	3,777
Preferred Securities	42	0	1,263	1,305
U.S. Government Agencies	0	62,967	5,470	68,437
U.S. Treasury Obligations	0	42,711	0	42,711
Short-Term Instruments
Certificates of Deposit	0	7,909	0	7,909
Repurchase Agreements	0	890	0	890
Japan Treasury Bills	0	20,775	0	20,775
Mexico Treasury Bills	0	48,530	0	48,530
U.S. Treasury Bills	0	1,798	0	1,798
Central Funds Used for Cash Management Purposes	56,888	0	0	56,888
Purchased Options
Interest Rate Contracts	0	403	0	403
	$56,930	$554,375	$7,339	$618,644

Financial Derivative Instruments - Assets
Credit Contracts	0	519	0	519
Foreign Exchange Contracts	0	7,111	0	7,111
Interest Rate Contracts	466	946	0	1,412
	$466	$8,576	$0	$9,042

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(135)	0	(135)
Foreign Exchange Contracts	0	(6,590)	0	(6,590)
Interest Rate Contracts	(124)	(1,339)	(3)	(1,466)

	$(124)	$(8,064)	$(3)	$(8,191)

Totals	$57,272	$554,887	$7,336	$619,495

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$815	$300	$(435)	$1	$5	$2	$0	$(409)	$279	$(1)
Japan
Mortgage-Backed Securities	14	0	(15)	0	5	(4)	0	0	0	0
Jersey, Channel Islands
Asset-Backed Securities	268	0	(193)	0	(7)	(1)	0	0	67	(1)
Netherlands
Asset-Backed Securities	304	0	(37)	1	(2)	4	0	(270)	0	0
United States
Mortgage-Backed Securities	260	0	(14)	0	2	12	0	0	260	12
Preferred Securities	1,288	0	0	0	0	(25)	0	0	1,263	(25)
U.S. Government Agencies	6,322	0	(861)	0	0	9	0	0	5,470	10

	$9,271	$300	$(1,555)	$2	$3	$(3)	$0	$(679)	$7,339	$(5)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$0	$0	$0	$(3)	$0

Totals	$9,268	$300	$(1,555)	$2	$3	$(3)	$0	$(679)	$7,336	$(5)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$279	Benchmark Pricing	Base Price	99.91
Jersey, Channel Islands
Mortgage-Backed Securities	67	Benchmark Pricing	Base Price	100.22
United States
Mortgage-Backed Securities	260	Third Party Vendor	Broker Quote	82.25 - 99.35
Preferred Securities	1,263	Benchmark Pricing	Base Price	$ 7,393.89
U.S. Government Agencies	5,470	Third Party Vendor	Broker Quote	100.22 - 100.50
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	Indicative Market Quotations	Broker Quote	0.20 - 0.24

Total	$7,336

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	1,100	$1,462

Total Bank Loan Obligations (Cost $1,453)			1,462

CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 1.5%
American International Group, Inc.
8.175% due 05/15/2068		$2,200	2,877
Banco Santander Brasil S.A.
2.408% due 03/18/2014		7,200	7,176
Bank of America Corp.
7.375% due 05/15/2014		4,800	5,199
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,885
Citigroup, Inc.
1.160% due 02/15/2013		5,800	5,801
2.310% due 08/13/2013		18,800	18,983
ING Bank NV
3.900% due 03/19/2014		4,000	4,160
International Lease Finance Corp.
6.375% due 03/25/2013		2,000	2,029
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		182	204
Nordea Bank AB
1.240% due 01/14/2014		12,500	12,594
Wachovia Corp.
0.503% due 08/01/2013		1,460	1,462
WM Covered Bond Program
4.375% due 09/16/2014	EUR	5,300	7,360

			77,730

INDUSTRIALS 1.1%
Cytec Industries, Inc.
8.950% due 07/01/2017		$500	627
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,436
MeadWestvaco Corp.
7.375% due 09/01/2019		800	1,004
New York Times Co.
5.000% due 03/15/2015		6,000	6,405
Office Depot, Inc.
6.250% due 08/15/2013		4,251	4,337
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	908
President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	6,941
PulteGroup, Inc.
5.250% due 01/15/2014		6,000	6,225
Rohm & Haas Co.
6.000% due 09/15/2017		1,000	1,186
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,619
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,431
UST LLC
5.750% due 03/01/2018		1,000	1,192
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		5,700	5,796
WEA Finance LLC
7.125% due 04/15/2018		8,000	9,865

			55,972

UTILITIES 0.1%
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,108

Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,503

			6,611

Total Corporate Bonds & Notes (Cost $132,451)			140,313

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$6,030	8,412
7.500% due 04/01/2034		1,000	1,392
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		1,900	2,747
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2030		405	459

Total Municipal Bonds & Notes (Cost $13,186)			13,010

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.760% due 09/25/2041		12,616	12,711
2.375% due 07/28/2015 (j)(k)		6,000	6,312
2.440% due 08/01/2022		398	410
2.850% due 06/01/2022		600	635
2.920% due 06/01/2022		1,900	2,004
3.000% due 01/01/2022		1,292	1,383
3.500% due 03/01/2042 - 01/01/2043		2,070	2,212
4.000% due 10/01/2040		24	26
Freddie Mac
0.759% due 07/15/2041		4,152	4,185
Ginnie Mae
3.000% due
01/01/2043 - 02/01/2043		337,000	358,200

Total U.S. Government Agencies (Cost $386,844)			388,078

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042		63,860	70,041
2.125% due 02/15/2041		21,669	31,999
2.375% due 01/15/2025 (j)		123	166
3.625% due 04/15/2028 (j)		143	227
U.S. Treasury Notes
0.250% due 10/31/2013 (j)		6,700	6,705
0.250% due 10/31/2013		1,076	1,077
1.625% due 08/15/2022 (h)(l)		112,285	111,443

Total U.S. Treasury Obligations (Cost $224,626)			221,658

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		384	387
2.320% due 08/25/2035		134	136
2.756% due 08/25/2033		408	418
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		600	718
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		1,098	1,022
Countrywide Alternative Loan Trust
0.541% due 11/20/2035		1,946	1,331
1.651% due 02/25/2036		394	309
Countrywide Home Loan Mortgage Pass-Through Trust
0.530% due 03/25/2035		249	190
2.857% due 09/20/2036 ^		277	168
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,500	1,796
Merrill Lynch Floating Trust
0.751% due 07/09/2021		2,695	2,685
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		717	554
Structured Adjustable Rate Mortgage Loan Trust
2.781% due 01/25/2035		72	66
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		136	132
WaMu Mortgage Pass-Through Certificates
0.866% due 02/25/2047		425	318
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 03/25/2036		1,304	1,283

5.791% due 09/25/2036		3,329	3,090

Total Mortgage-Backed Securities (Cost $12,999)			14,603

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		138	140
7.001% due 09/20/2022		1,300	1,271
Citigroup Mortgage Loan Trust, Inc.
0.320% due 08/25/2036		23	22
Galaxy CLO Ltd.
0.579% due 10/20/2017		1,608	1,596
Mid-State Trust
8.330% due 04/01/2030		390	407
SLC Student Loan Trust
4.750% due 06/15/2033		1,542	1,475
SLM Student Loan Trust
0.508% due 12/17/2018		69	69
Wood Street CLO BV
0.602% due 11/22/2021	EUR	1,096	1,416

Total Asset-Backed Securities (Cost $6,316)			6,396

SOVEREIGN ISSUES 6.2%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014		16,980	21,871
4.305% due 03/06/2014		11,330	14,986
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,748	1,342
10.000% due 01/01/2014		13,868	6,956
10.000% due 01/01/2017		107,183	55,247
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022	EUR	25,300	36,251
5.500% due 11/01/2022		12,200	17,434
Spain Government International Bond
4.000% due 04/30/2020		4,900	6,157
4.850% due 10/31/2020		11,500	15,083
5.500% due 04/30/2021		17,000	23,044
5.850% due 01/31/2022		9,600	13,241
United Kingdom Gilt
3.750% due 09/07/2020	GBP	2,900	5,505
3.750% due 09/07/2021		53,300	101,657

Total Sovereign Issues (Cost $313,236)			318,774

	SHARES
MUTUAL FUNDS (c)(d) 55.3%
PIMCO Emerging Local Bond Fund		21,579,915	236,947
PIMCO Emerging Markets Bond Fund		1,546,124	19,327
PIMCO Emerging Markets Corporate Bond Fund		20,334,178	248,077
PIMCO EqS Pathfinder Fund®		50,514,853	523,839
PIMCO EqS® Dividend Fund		16,436,202	183,757
PIMCO EqS® Emerging Markets Fund		31,096,605	275,827
PIMCO Global Advantage® Strategy Bond Fund		3,313,758	38,771
PIMCO Global Bond Fund (Unhedged)		1,927,398	19,312
PIMCO Income Fund		18,877,415	233,325
PIMCO Real Return Fund		7,531,329	92,409
PIMCO RealEstateRealReturn Strategy Fund		2,880,107	14,170
PIMCO StocksPLUS® Fund		47,209,544	393,728
PIMCO Total Return Fund		7,270,478	81,720
PIMCO Unconstrained Bond Fund		42,343,269	486,101

Total Mutual Funds (Cost $2,741,389)			2,847,310

COMMON STOCKS 1.1%
FINANCIALS 0.6%
Sberbank of Russia ADR		1,550,448	19,474
Standard Chartered PLC		514,432	13,149

			32,623

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR (e)		610,808	22,808

Total Common Stocks (Cost $53,197)			55,431

EXCHANGE-TRADED FUNDS 29.9%
iShares FTSE China 25 Index Fund		6,892,000	278,988
iShares MSCI EAFE Index Fund		2,333,616	132,596
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (c)		310,834	33,570
SPDR Gold Trust		2,201,335	356,639

Vanguard MSCI Emerging Markets ETF	16,586,820	738,611

Total Exchange-Traded Funds (Cost $1,486,276)		1,540,404

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	67,207	628

Total Exchange-Traded Notes (Cost $5,203)		628

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bradesco S.A.
1.955% due 01/24/2013	$6,000	6,003
Banco do Brasil S.A.
0.000% due 03/26/2013	5,700	5,696
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	5,700	5,682

		17,381

REPURCHASE AGREEMENTS 1.8%
Banc of America Securities LLC
0.230% due 01/02/2013	6,000	6,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2014 valued at $6,121. Repurchase proceeds are $6,000.)
BNP Paribas Securities Corp.
0.240% due 01/02/2013	6,500	6,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $6,632. Repurchase proceeds are $6,500.)
Citigroup Global Markets, Inc.
0.190% due 01/10/2013	14,800	14,800
(Dated 12/27/2012. Collateralized by Freddie Mac 4.000% due 01/01/2042 valued at $15,327. Repurchase proceeds are $14,800.)
JPMorgan Securities, Inc.
0.180% due 01/04/2013	6,900	6,900
(Dated 12/28/2012. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $7,031. Repurchase proceeds are $6,900)
0.250% due 01/02/2013	3,500	3,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $3,578. Repurchase proceeds are $3,500)
Morgan Stanley & Co., Inc.
0.250% due 01/02/2013	45,700	45,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $11,248 and U.S. Treasury Notes 1.000% due 09/30/2016 valued at $35,310. Repurchase proceeds are $45,701)
0.260% due 01/02/2013	5,500	5,500
(Dated 12/31/2012. Collateralized by Fannie Mae 1.600% due 12/24/2020 valued at $5,610. Repurchase proceeds are $5,500)
State Street Bank and Trust Co.
0.010% due 01/02/2013	2,362	2,362
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $542 and Freddie Mac 2.060% due 10/17/2022 valued at $1,878. Repurchase proceeds are $2,362.)

		91,262

SHORT-TERM NOTES 0.7%
Fannie Mae
0.162% due 02/27/2013	1,800	1,799
0.178% due 02/20/2013	1,300	1,300
0.183% due 08/01/2013	1,300	1,299
Federal Home Loan Bank
0.155% due 02/20/2013	100	100
0.162% due 02/20/2013 - 04/15/2013	20,900	20,896
0.178% due 03/01/2013	5,400	5,398
Freddie Mac
0.142% due 03/05/2013	900	900
0.152% due 02/26/2013	1,500	1,500
0.157% due 02/25/2013	2,900	2,899
0.162% due 02/19/2013	500	500
0.178% due 02/25/2013	1,000	1,000

		37,591

U.S. TREASURY BILLS 0.7%
0.164% due 02/14/2013 - 12/12/2013 (a)(i)(j)(k)(l)	35,845	35,813

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 0.7%
PIMCO Short-Term Floating NAV Portfolio	3,344,352	33,467

Total Short-Term Instruments (Cost $215,460)	215,514

PURCHASED OPTIONS (n) 0.9%
(Cost $96,278)	43,962

Total Investments 112.8% (Cost $5,688,914)	$5,807,543
Written Options (o) (0.3%) (Premiums $34,560)	(15,753)
Other Assets and Liabilities (Net) (12.5%)	(642,963)

Net Assets 100.0%	$5,148,827

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $3,241 and cash of $1 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $159,819 at a weighted average interest rate of 0.554%.

(g)	Cash of $34 has been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $111,336 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.310%	12/17/2012	01/04/2013	$112,457	$(112,473)

(i)	Securities with an aggregate market value of $1,978 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(j)	Securities with an aggregate market value of $15,742 and cash of $37,580 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Arabica Coffee March Futures	Short	03/2013	212	$731
Brent Crude February Futures	Long	01/2013	200	768
Cocoa March Futures	Short	03/2013	306	239
Copper March Futures	Short	03/2013	33	(49)
E-mini S&P 500 Index March Futures	Long	03/2013	8,250	336
Euro-Bund 10-Year Bond March Futures	Long	03/2013	332	257
Gold 100 oz. February Futures	Short	02/2013	122	83
Heating Oil February Futures	Long	01/2013	26	(14)
Natural Gas February Futures	Short	01/2013	256	450
OMX Stockholm 30 Index January Futures	Long	01/2013	1,609	(10)
Platinum April Futures	Short	04/2013	141	100
RBOB Gasoline February Futures	Long	01/2013	52	5
Russell 2000 Mini Index March Futures	Short	03/2013	1,938	(4,830)
Silver March Futures	Short	03/2013	69	138
Sugar No. 11 March Futures	Short	02/2013	710	(82)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	385	(130)
United Kingdom Government 10-Year Gilt March Futures	Long	03/2013	907	(294)
Wheat March Futures	Short	03/2013	323	648
WTI Crude February Futures	Long	01/2013	437	1,440

				$(214)

(k)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $246 and cash of $25,246 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.850%	10/15/2017		$329,900	$(1,204)	$(409)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		531,900	(1,125)	(1,125)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		106,550	566	(148)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	207,800	(6,712)	(5,199)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		200,600	(2,085)	(3,196)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		214,780	2,474	2,221
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		53,400	1,785	1,391
Pay	6-Month GBP-LIBOR	2.500%	09/20/2022	GBP	85,200	(1,239)	251
Receive	6-Month GBP-LIBOR	3.000%	03/20/2043		27,600	(129)	(1,373)

						$(7,669)	$(7,587)

(l)	Securities with an aggregate market value of $10,064 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(m)	OTC swap agreements outstanding as of December 31, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	London Platinum Market Fixing Ltd. PM	$1,698.000	01/09/2013	GST	10,490	$(1,790)	$0	$(1,790)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.115%	$500	$(16)	$0	$(16)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	1.926%	1,000	(4)	0	(4)
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	1.010%	300	1	28	(27)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.010%	200	0	17	(17)
Embarq Corp.	BRC	(1.650%	)	06/20/2016	0.959%	2,000	(48)	0	(48)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.939%	1,000	(3)	(16)	13
Embarq Corp.	JPM	(2.350%	)	06/20/2016	0.959%	1,000	(48)	0	(48)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.537%	8,200	83	262	(179)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.234%	1,000	(21)	(23)	2
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.892%	2,000	(6)	115	(121)
New York Times Co.	DUB	(5.000%	)	03/20/2015	0.892%	4,000	(369)	(358)	(11)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.985%	8,200	(254)	78	(332)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	0.985%	5,800	(180)	37	(217)
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.681%	750	(4)	0	(4)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	0.462%	6,000	(42)	187	(229)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.441%	1,000	(55)	0	(55)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.940%	1,200	71	43	28
UST LLC	BRC	(0.700%	)	03/20/2018	0.308%	1,000	(20)	0	(20)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.318%	800	16	13	3

							$(899)	$383	$(1,282)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.275%		$1,000	$119	$35	$84
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.275%		1,000	118	15	103
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.275%		2,000	238	34	204
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.297%		15,600	29	26	3
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%		20,500	(348)	(381)	33
China Government International Bond	CBK	1.000%	12/20/2016	0.453%		1,000	22	(48)	70
China Government International Bond	DUB	1.000%	03/20/2013	0.136%		12,200	27	53	(26)
China Government International Bond	FBF	1.000%	12/20/2016	0.453%		12,200	268	(586)	854
China Government International Bond	JPM	1.000%	12/20/2016	0.453%		8,000	176	(387)	563
China Government International Bond	MYC	1.000%	12/20/2016	0.453%		4,500	98	(215)	313

China Government International Bond	UAG	1.000%	03/20/2013	0.136%		1,000	2	4	(2)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.231%		2,700	42	(106)	148
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.231%		4,400	69	(76)	145
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.392%		15,700	26	(164)	190
Japan Government International Bond	BPS	1.000%	09/20/2015	0.408%		1,900	31	11	20
Japan Government International Bond	BRC	1.000%	03/20/2016	0.458%		4,000	71	54	17
Japan Government International Bond	DUB	1.000%	03/20/2015	0.335%		5,300	81	41	40
Japan Government International Bond	GST	1.000%	03/20/2016	0.458%		200	4	(2)	6
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		500	9	(6)	15
Japan Government International Bond	MYC	1.000%	03/20/2016	0.458%		1,000	18	(12)	30
Japan Government International Bond	RYL	1.000%	03/20/2016	0.458%		6,700	119	94	25
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.240%	EUR	5,200	3	(53)	56

							$1,222	$(1,669)	$2,891

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$116,970	$(1,448)	$828	$(2,276)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	(190)	(15)	(175)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		21,650	(268)	(465)	197
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		10,845	466	678	(212)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		7,120	306	354	(48)
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049		2,200	94	109	(15)
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		1,285	56	80	(24)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		10,800	465	540	(75)
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		10,800	465	500	(35)
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	7,600	153	85	68
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		75,900	1,531	773	758
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		11,100	(130)	103	(233)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		9,700	(114)	184	(298)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		17,600	(204)	649	(853)

							$1,182	$4,403	$(3,221)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	9,100	$161	$23	$138
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		17,300	348	92	256
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		65,400	2,409	51	2,358
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		40,400	1,482	26	1,456
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		56,300	2,372	331	2,041
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		95,400	394	216	178
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		91,300	570	208	362
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		13,600	341	1	340
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC		59,500	(72)	(120)	48
Pay	1-Year BRL-CDI	8.190%	01/02/2017	JPM		40,700	(44)	0	(44)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		99,200	(96)	(229)	133
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		28,300	(23)	(57)	34
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		89,300	(62)	(172)	110
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		433,500	295	565	(270)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		106,600	216	246	(30)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		104,600	980	1,143	(163)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		214,400	2,000	2,251	(251)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		34,700	378	443	(65)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,200	16	7	9
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		1,400	49	5	44

							$11,714	$5,030	$6,684

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.072	12/18/2015	GST	$44,149	$327	$0	$327

(n)	Purchased options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	GST	$130.000	11/15/2013	$100,000	$7,000	$920
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	42,500	2,975	391
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	2,300	145	33

					$10,120	$1,344

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$180,780	$2,043	$23
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	80,700	993	196
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	77,900	954	189
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	449,000	23,977	17,019
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	487,100	18,160	9,362
Call - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	03/18/2013	29,000	271	192
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.100%	03/18/2013	29,000	351	269
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	58,800	2,963	1,119
Call - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.500%	03/18/2013	81,800	736	542
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.100%	03/18/2013	81,800	1,031	760

							$51,479	$29,671

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK		$0.980	02/15/2013	AUD	91,700	$521	$82
Put - OTC AUD versus USD	MSX		0.980	02/15/2013		112,200	626	101
Call - OTC EUR versus USD	BRC		1.336	01/22/2013	EUR	9,700	38	42
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		166,400	8,240	1,333
Call - OTC GBP versus USD	JPM		1.642	01/24/2013	GBP	7,900	29	27
Put - OTC NZD versus USD	FBF		0.829	01/21/2013	NZD	13,300	39	118
Call - OTC USD versus BRL	UAG	BRL	2.115	01/24/2013		$9,200	47	19
Call - OTC USD versus CAD	BRC	CAD	0.999	01/23/2013		12,700	30	50
Put - OTC USD versus JPY	DUB	JPY	82.670	01/25/2013		12,700	47	3
Call - OTC USD versus MXN	BRC	MXN	13.068	01/24/2013		7,600	32	56
Call - OTC USD versus NOK	UAG	NOK	5.641	01/23/2013		10,200	37	39

							$9,686	$1,870

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	8,833	$936	$9

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	1,978	$3,112	$346
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	435	1,601	33
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	1,399	3,600	147
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	899	3,298	1,218
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	1,957	10,385	6,262
Call - OTC Nikkei Stock Average Volatility Index	10,500.000	12/13/2013	344,500	2,061	3,062

				$24,057	$11,068

(o)	Written options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	GST	$140.000	11/11/2013	$100,000	$7,370	$(1,130)
Call - OTC Brent Crude December Futures	MYC	140.000	11/11/2013	42,500	3,124	(480)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	2,300	145	(37)

					$10,639	$(1,647)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$18,800	$60	$(82)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		18,800	60	(3)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		67,900	240	(294)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		67,900	240	(9)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		6,100	44	(89)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		6,100	44	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		26,500	260	(648)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		26,500	477	(8)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		16,600	38	(15)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		16,600	44	(5)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		107,600	1,022	(2,631)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		107,600	1,980	(34)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		247,000	2,964	(387)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.800%	03/18/2013		796,200	637	(1,232)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		796,200	1,513	(697)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		95,200	895	(2,327)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		95,200	1,742	(30)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		58,400	138	(51)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.800%	03/18/2013		577,400	649	(893)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		577,400	953	(505)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		58,400	138	(18)
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	59,300	747	(8)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		63,500	816	(9)

								$15,701	$(9,976)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC		$1.298	01/22/2013	EUR	9,700	$39	$(32)
Put - OTC GBP versus USD	JPM		1.608	01/24/2013	GBP	7,900	30	(32)
Call - OTC NZD versus USD	FBF		0.855	01/21/2013	NZD	13,300	34	(4)
Put - OTC USD versus BRL	UAG	BRL	2.032	01/24/2013		$9,200	40	(44)
Put - OTC USD versus CAD	BRC	CAD	0.979	01/23/2013		12,700	28	(10)
Call - OTC USD versus JPY	DUB	JPY	85.620	01/25/2013		12,700	49	(204)
Put - OTC USD versus MXN	BRC	MXN	12.603	01/24/2013		7,600	25	(13)
Put - OTC USD versus NOK	UAG	NOK	5.465	01/23/2013		10,200	35	(28)

							$280	$(367)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	8,833	$433	$(9)

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	1,978	$587	$(49)
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	899	854	(186)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	1,957	3,901	(1,840)
Put - OTC Nikkei Stock Average Volatility Index	9,000.000	12/13/2013	344,500	1,600	(1,591)

				$6,942	$(3,666)

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE BP PLC SP - ADR	$29.000	01/19/2013	5,545	$227	$(17)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BPS	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$(10)
Floor - OTC CPURNSA Index	BPS	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	(7)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	12,000	106	(23)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	14,400	108	(31)

						$338	$(71)

(p)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2043	$1,000	$1,065	$(1,066)

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	38,068		$39,442	BPS	$0	$(69)	$(69)
01/2013		7,992		8,411	BRC	120	(4)	116
01/2013		36,792		38,100	DUB	0	(107)	(107)
01/2013		24,993		26,140	HUS	200	0	200
01/2013		27,891		28,820	JPM	0	(129)	(129)
01/2013	CAD	56,462		56,800	DUB	37	0	37
01/2013	CHF	9,206		10,082	JPM	17	0	17
01/2013	CLP	4,492,969		9,375	FBF	0	(2)	(2)
01/2013		4,027,535		8,417	HUS	11	0	11
01/2013	EUR	4,799		6,240	BOA	0	(95)	(95)
01/2013		4,850		6,389	BRC	0	(14)	(14)
01/2013		5,006		6,591	CBK	0	(18)	(18)
01/2013		28,437		36,807	FBF	0	(732)	(732)
01/2013		7,431		9,476	HUS	0	(333)	(333)
01/2013		8,238		10,496	MSC	0	(379)	(379)
01/2013	GBP	10,356		16,645	BPS	0	(178)	(178)
01/2013		3,950		6,420	CBK	4	0	4
01/2013		3,950		6,420	JPM	4	0	4
01/2013	IDR	141,457,963		14,260	BPS	0	(187)	(187)
01/2013		82,041,307		8,287	BRC	0	(92)	(92)
01/2013		31,541,250		3,235	JPM	14	0	14
01/2013		256,235,730		26,155	MSC	0	(15)	(15)
01/2013	INR	4,478,183		80,427	JPM	0	(985)	(985)
01/2013	JPY	533,914		6,350	BRC	186	0	186
01/2013		7,150,674		87,028	DUB	4,483	0	4,483
01/2013	MYR	201,662		65,481	UAG	0	(465)	(465)
01/2013	NZD	21,928		17,786	HUS	0	(328)	(328)
01/2013	RUB	763,283		24,262	BRC	0	(669)	(669)
01/2013		2,942,816		88,600	JPM	0	(7,521)	(7,521)
01/2013	THB	1,205,422		38,803	UAG	0	(553)	(553)
01/2013	TRY	79,666		43,280	JPM	0	(1,213)	(1,213)
01/2013	TWD	3,393,777		117,229	UAG	0	(82)	(82)
01/2013		$39,468	AUD	38,068	BPS	64	0	64
01/2013		12,369		11,897	BRC	0	(21)	(21)
01/2013		2,810		2,705	CBK	0	(2)	(2)
01/2013		2,127		2,057	HUS	8	0	8
01/2013		9,784		9,407	RYL	0	(20)	(20)
01/2013		1,097		1,044	UAG	0	(13)	(13)
01/2013		4,600	BRL	9,511	JPM	30	0	30
01/2013		4,600		9,511	UAG	30	0	30
01/2013		56,769	CAD	56,462	BPS	0	(6)	(6)
01/2013		6,350		6,274	BRC	0	(45)	(45)
01/2013		6,350		6,274	CBK	0	(45)	(45)
01/2013		10,100	CHF	9,206	CBK	0	(35)	(35)
01/2013		111	EUR	86	CBK	3	0	3
01/2013		163,921		124,731	HUS	900	(165)	735
01/2013		564		431	JPM	5	0	5
01/2013		329		256	RBC	9	0	9
01/2013		20,638		15,868	RYL	310	0	310
01/2013		15,831	GBP	9,800	DUB	88	0	88
01/2013		52,358	IDR	511,276,250	JPM	0	(142)	(142)
01/2013		20,430	INR	1,119,546	CBK	0	(77)	(77)
01/2013		50,758	JPY	4,284,323	CBK	0	(1,301)	(1,301)
01/2013		3,800	MXN	48,650	BRC	0	(45)	(45)
01/2013		3,800		48,650	HUS	0	(45)	(45)
01/2013		82,003	MYR	250,929	BRC	54	0	54
01/2013		24,210		73,865	HUS	0	(55)	(55)
01/2013		2,550	NOK	14,154	CBK	0	(5)	(5)
01/2013		2,550		14,155	GSC	0	(5)	(5)
01/2013		5,100		28,310	UAG	0	(10)	(10)
01/2013		5,600	NZD	6,650	FBF	0	(111)	(111)
01/2013		22,736		27,180	HUS	0	(285)	(285)
01/2013		2,800		3,325	RBC	0	(56)	(56)
01/2013		121,309	SGD	147,795	UAG	0	(325)	(325)
01/2013		19,949	THB	613,719	BPS	89	0	89
01/2013		19,267		591,703	JPM	51	0	51
01/2013		28,036	TRY	51,362	BRC	649	0	649
01/2013	ZAR	450,930		$51,534	DUB	0	(1,460)	(1,460)
01/2013		479,576		54,617	HUS	0	(1,743)	(1,743)
02/2013	BRL	493,103		238,928	HUS	0	(891)	(891)
02/2013		72,022		34,188	MSC	0	(840)	(840)
02/2013	CNY	154,710		24,538	BRC	0	(55)	(55)
02/2013		367,769		57,721	JPM	0	(739)	(739)
02/2013	CZK	92,581		4,774	JPM	0	(98)	(98)
02/2013	HKD	1,374,702		177,418	UAG	31	0	31
02/2013	HUF	669,326		3,003	JPM	0	(15)	(15)
02/2013	KRW	199,188,900		182,917	JPM	0	(3,438)	(3,438)
02/2013	PLN	141,826		43,920	JPM	0	(1,712)	(1,712)
02/2013		$3,099	BRL	6,488	BRC	56	0	56
02/2013		4,657		9,755	HUS	87	0	87
02/2013		813		1,704	JPM	15	0	15
02/2013		2,073		4,337	UAG	36	0	36
02/2013		20,503	CHF	18,771	BRC	36	0	36
02/2013		5,632		5,298	CBK	165	0	165
02/2013		42,603		38,835	HUS	0	(110)	(110)
02/2013		10,090		9,206	JPM	0	(17)	(17)
02/2013		30,578		28,315	RYL	404	0	404
02/2013		26,105	CNY	166,026	HUS	287	0	287
02/2013		10,053	DKK	58,551	RBC	313	0	313
02/2013		24,383	KRW	26,416,542	HUS	331	0	331
02/2013		8,300	NOK	47,950	HUS	315	0	315
02/2013		118,895	SEK	804,572	HUS	4,705	0	4,705
02/2013		48,535	SGD	59,204	FBF	0	(72)	(72)
03/2013	CAD	56,462		$56,674	BPS	5	0	5
03/2013	GBP	1,220		1,985	BRC	4	0	4
03/2013		969		1,560	RYL	0	(14)	(14)
03/2013	PHP	554,796		13,479	CBK	0	(125)	(125)
03/2013		$19,244	CAD	19,152	BRC	0	(22)	(22)
03/2013		4,382		4,330	CBK	0	(37)	(37)
03/2013		37,500		37,059	FBF	0	(305)	(305)
03/2013		75,009		74,179	HUS	0	(557)	(557)
03/2013		16,641	GBP	10,356	BPS	178	0	178
03/2013		34,688		21,470	BRC	181	0	181
03/2013		116		71	CBK	0	0	0
03/2013		24,731		15,376	DUB	241	0	241
03/2013		17,518		10,938	JPM	247	0	247
04/2013	COP	2,419,934		$1,305	CBK	0	(51)	(51)
04/2013		17,135,037		9,267	MSC	0	(330)	(330)
04/2013	IDR	511,276,250		51,970	JPM	249	0	249
04/2013	ILS	66,336		17,253	BRC	0	(459)	(459)
04/2013	INR	1,119,546		20,165	CBK	88	0	88
04/2013	MXN	419,797		31,915	HUS	4	(294)	(290)
04/2013		381,362		29,394	JPM	138	0	138
04/2013		194,420		15,100	MSC	185	0	185
04/2013		2,028,255		155,173	UAG	171	(595)	(424)
04/2013	PEN	30,767		11,882	JPM	0	(114)	(114)
04/2013	THB	591,703		19,183	JPM	0	(47)	(47)
04/2013		$18,400	MXN	236,734	BOA	0	(239)	(239)
04/2013		10,600		136,401	BRC	0	(136)	(136)
04/2013		20,000		259,390	HUS	0	(101)	(101)
04/2013		12,800		164,314	JPM	0	(195)	(195)
04/2013		35,395		461,186	MSC	101	(116)	(15)
04/2013		30,000	MYR	92,190	BOA	48	0	48
04/2013		24,731		76,011	UAG	43	0	43
08/2013		4,789	CNY	30,000	DUB	0	(42)	(42)
08/2013		3,339		21,000	RYL	0	(15)	(15)
08/2013		3,664		23,000	UAG	0	(25)	(25)
10/2013		45,742		290,507	FBF	186	0	186
10/2013		75,567		480,304	UAG	367	0	367
09/2015		7,010		42,600	DUB	0	(404)	(404)
						$16,583	$(32,397)	$(15,814)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,462	$0	$1,462
Corporate Bonds & Notes
Banking & Finance	0	77,730	0	77,730
Industrials	0	55,972	0	55,972
Utilities	0	6,611	0	6,611
Municipal Bonds & Notes
California	0	13,010	0	13,010
U.S. Government Agencies	0	338,079	0	338,079
U.S. Treasury Obligations	0	221,658	0	221,658
Mortgage-Backed Securities	0	14,603	0	14,603
Asset-Backed Securities	0	4,985	1,411	6,396
Sovereign Issues	0	318,774	0	318,774
Mutual Funds	2,847,310	0	0	2,847,310
Common Stocks
Financials	32,623	0	0	32,623
Health Care	22,808	0	0	22,808
Exchange-Traded Funds	1,540,403	0	0	1,540,403
Exchange-Traded Notes	628	0	0	628
Short-Term Instruments
Certificates of Deposit	0	17,381	0	17,381
Repurchase Agreements	0	91,262	0	91,262
Short-Term Notes	0	37,591	0	37,591
U.S. Treasury Bills	0	35,813	0	35,813
Central Funds Used for Cash Management Purposes	33,467	0	0	33,467
Purchased Options
Commodity Contracts	0	1,344	0	1,344
Equity Contracts	8,015	3,062	0	11,077
Foreign Exchange Contracts	0	1,870	0	1,870
Interest Rate Contracts	0	29,671	0	29,671
	$4,485,254	$1,320,878	$1,411	$5,807,543

Short Sales, at value	$0	$(1,066)	$0	$(1,066)

Financial Derivative Instruments - Assets
Commodity Contracts	4,602	327	0	4,929
Credit Contracts	0	3,988	0	3,988
Equity Contracts	336	0	0	336
Foreign Exchange Contracts	0	16,583	0	16,583
Interest Rate Contracts	257	11,370	0	11,627
	$5,195	$32,268	$0	$37,463

Financial Derivative Instruments - Liabilities
Commodity Contracts	(145)	(3,437)	0	(3,582)
Credit Contracts	0	(5,600)	0	(5,600)
Equity Contracts	(6,930)	(1,591)	0	(8,521)
Foreign Exchange Contracts	0	(32,765)	0	(32,765)
Interest Rate Contracts	(434)	(22,249)	(71)	(22,754)

	$(7,509)	$(65,642)	$(71)	$(73,222)

Totals	$4,482,940	$1,286,438	$1,340	$5,770,718

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Asset-Backed Securities	$1,348	$0	$(21)	$3	$0	$81	$0	$0	$1,411	$80

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(91)	$0	$0	$0	$0	$20	$0	$0	$(71)	$20

Totals	$1,257	$0	$(21)	$3	$0	$101	$0	$0	$1,340	$100

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Asset-Backed Securities	$1,271	Benchmark Pricing	Base Price	97.77
	140	Third Party Vendor	Broker Quote	101.75
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(71)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$1,340

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 139.8%
Fannie Mae
2.500% due 01/01/2028	$3,000	$3,138
3.000% due 01/01/2028 - 02/01/2043	36,000	37,736
3.500% due 01/01/2028 - 01/01/2043	23,000	24,512
4.000% due 08/01/2020 - 02/01/2043	50,018	53,894
4.034% due 03/01/2018	4	4
4.500% due 07/01/2033 - 01/01/2043	4,765	5,167
4.581% due 03/25/2039	6,515	7,005
5.000% due 12/01/2021 - 02/01/2043	53,783	58,324
5.500% due 02/01/2027 - 02/01/2043	20,206	21,992
6.000% due 09/01/2021 - 11/01/2038	10,666	11,823
Freddie Mac
1.950% due 06/01/2030	1	1
2.575% due 05/01/2031	9	9
2.603% due 05/01/2019	3	3
4.000% due 01/01/2043	1,000	1,068
5.000% due 10/01/2029	227	247
5.500% due 06/01/2035 - 03/01/2041	726	788
7.500% due 08/15/2029 (a)	13	3
Ginnie Mae
0.038% due 01/16/2044 (a)	47,826	225
0.251% due 10/16/2042 (a)	23,095	49
0.409% due 01/16/2031 - 02/16/2032	1,107	1,113
0.459% due 08/16/2032	484	486
0.509% due 12/16/2026 - 08/16/2031	339	342
0.659% due 11/16/2029	1,547	1,560
0.709% due 07/16/2028	60	60
0.750% due 05/16/2027	38	38
0.759% due 04/16/2032	128	130
0.889% due 02/20/2060	22,691	23,065
1.047% due 01/16/2052 (a)	61,124	2,968
1.075% due 07/20/2062	9,888	10,018
1.086% due 03/20/2058	79,436	80,809
1.118% due 10/16/2044 (a)	72,914	4,734
1.237% due 05/20/2061	7,782	7,964
1.271% due 08/20/2058	44,793	45,857
1.289% due 11/16/2051 (a)	43,288	2,386
1.314% due 01/16/2030 - 02/16/2030	6,121	6,273
1.348% due 05/20/2061	3,808	3,924
1.441% due 11/16/2044 (a)	36,665	2,863
1.465% due 11/16/2043 (a)	34,466	2,768
1.532% due 08/16/2052 (a)	49,442	3,847
1.625% due 02/20/2030 - 02/20/2035	1,368	1,423
1.939% due 08/16/2040 (a)	44,630	3,385
1.949% due 04/20/2061	7,569	8,107
2.000% due 06/20/2038	358	372
2.500% due 12/15/2026 - 09/15/2027	17,709	18,695
3.000% due 04/20/2026 - 02/01/2043	100,259	106,695
3.500% due 11/15/2025 - 02/01/2043	454,032	492,308
4.000% due 05/20/2016 - 01/01/2043	283,208	309,023
4.050% due 04/15/2040 - 12/15/2040	5,504	6,079
4.500% due 02/20/2018 - 02/01/2043	570,808	629,541
4.875% due 08/15/2039 - 10/15/2040	2,897	3,197
5.000% due 11/15/2032 - 01/01/2043	477,169	524,458
5.500% due 04/15/2025 - 01/01/2043	125,590	136,918
6.000% due 06/15/2028 - 01/01/2043	67,213	75,014
6.500% due 11/15/2023 - 01/01/2043	32,835	37,401
7.500% due 12/15/2023 - 06/15/2032	313	380
Small Business Administration
5.600% due 09/01/2028	3,525	4,110

Total U.S. Government Agencies (Cost $2,757,152)		2,784,299

MORTGAGE-BACKED SECURITIES 4.0%
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	4,735	4,780
Bear Stearns Commercial Mortgage Securities
0.365% due 09/11/2042 (a)	17,669	52
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	4,587	3,033
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.485% due 10/15/2048 (a)	113,639	462
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032	27	24
Credit Suisse Mortgage Pass-Through Certificates
0.560% due 09/15/2039 (a)	71,791	311
JPMorgan Alternative Loan Trust
0.710% due 06/27/2037	8,612	6,700

JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019	592	577
Merrill Lynch Mortgage Investors Trust
2.420% due 10/25/2035	858	853
Mortgage Equity Conversion Asset Trust
0.640% due 01/25/2042	10,299	8,342
0.650% due 02/25/2042	8,664	7,197
0.670% due 05/25/2042	54,016	43,922
0.680% due 10/25/2041	3,041	2,471
Structured Asset Mortgage Investments, Inc.
0.870% due 09/19/2032	85	83
Wells Fargo Commercial Mortgage Trust
2.163% due 10/15/2045 (a)	13,560	1,844

Total Mortgage-Backed Securities (Cost $83,567)		80,651

ASSET-BACKED SECURITIES 1.0%
Amortizing Residential Collateral Trust
0.790% due 07/25/2032	19	17
Centex Home Equity
0.510% due 01/25/2032	26	23
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033	24	22
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,224	912
Home Equity Asset Trust
0.810% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.265% due 04/25/2038	3,278	3,294
South Carolina Student Loan Corp.
0.861% due 03/01/2018	2,686	2,695
1.061% due 03/02/2020	8,400	8,458
1.311% due 09/03/2024	4,300	4,385
Structured Asset Securities Corp.
0.790% due 01/25/2033	52	48

Total Asset-Backed Securities (Cost $19,817)		19,856

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	1,096	1,096

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $1,119. Repurchase proceeds are $1,096.)
U.S. TREASURY BILLS 0.0%
0.150% due 12/12/2013 (d)	250	250

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 1.4%
PIMCO Short-Term Floating NAV Portfolio	2,767,574	27,695
PIMCO Short-Term Floating NAV Portfolio III	2,609	26

		27,721

Total Short-Term Instruments (Cost $29,088)		29,067

Total Investments 146.3% (Cost $2,889,624)		$2,913,873
Other Assets and Liabilities (Net) (46.3%)		(922,327)

Net Assets 100.0%		$1,991,546

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $6,633 at a weighted average interest rate of 0.259%.

(d)	Securities with an aggregate market value of $250 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	$500	$97	$0	$97

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	01/01/2028	$6,000	$6,324	$(6,335)
Fannie Mae	3.500%	01/01/2028	39,000	41,383	(41,383)
Fannie Mae	3.500%	01/01/2043	136,150	145,129	(145,196)
Fannie Mae	4.000%	01/01/2043	21,000	22,463	(22,516)
Fannie Mae	4.500%	01/01/2043	34,000	36,707	(36,737)
Fannie Mae	6.000%	01/01/2043	6,000	6,586	(6,554)
Ginnie Mae	3.500%	01/01/2043	43,000	46,694	(46,732)
Ginnie Mae	4.500%	01/01/2043	61,000	66,456	(66,805)
Ginnie Mae	4.500%	02/01/2043	124,000	135,179	(135,664)
Ginnie Mae	5.000%	02/01/2043	20,000	21,806	(21,850)

				$528,727	$(529,772)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Government Agencies	$0	$2,784,299	$0	$2,784,299
Mortgage-Backed Securities	0	18,719	61,932	80,651
Asset-Backed Securities	0	19,856	0	19,856
Short-Term Instruments
Repurchase Agreements	0	1,096	0	1,096
U.S. Treasury Bills	0	250	0	250
Central Funds Used for Cash Management Purposes	27,721	0	0	27,721
	$27,721	$2,824,220	$61,932	$2,913,873

Short Sales, at value	$0	$(529,772)	$0	$(529,772)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$97	$0	$97

Totals	$27,721	$2,294,545	$61,932	$2,384,198

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
U.S. Government Agencies	$284,819	$197	$(118,787)	$108	$2,113	$1,276	$0	$(169,726)	$0	$0
Mortgage-Backed Securities	21,604	41,551	(2,839)	238	455	923	0	0	61,932	1,584

Totals	$306,423	$41,748	$(121,626)	$346	$2,568	$2,199	$0	$(169,726)	$61,932	$1,584

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Mortgage-Backed Securities	$61,932	Third Party Vendor	Broker Quote	81.00 - 83.06

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 98.3%
GOVERNMENT AGENCY DEBT 12.5%
Fannie Mae
4.125% due 03/11/2013	$4,900	$4,936
Federal Home Loan Bank
0.200% due 07/12/2013	13,100	13,098
0.220% due 09/04/2013	40,400	40,397

		58,431

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 22.3%
Barclays, Inc.
0.260% due 02/13/2013	7,800	7,800
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $8,104. Repurchase proceeds are $7,808.)
BNP Paribas Securities Corp.
0.290% due 01/02/2013	45,500	45,500
(Dated 12/31/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $47,132. Repurchase proceeds are $45,501.)
Citigroup Global Markets, Inc.
0.270% due 01/02/2013	22,700	22,700
(Dated 12/31/2012. Collateralized by Freddie Mac 0.750% due 10/05/2016 valued at $23,208. Repurchase proceeds are $22,700.)
Goldman Sachs Group, Inc.
0.280% due 01/02/2013	22,700	22,700
(Dated 12/31/2012. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $23,463. Repurchase proceeds are $22,700.)
Morgan Stanley & Co., Inc.
0.260% due 01/02/2013	4,500	4,500
(Dated 12/31/2012. Collateralized by Freddie Mac 2.650% due 11/06/2014 valued at $4,589. Repurchase proceeds are $4,500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	470	470
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $482. Repurchase proceeds are $470.)

		103,670

TREASURY DEBT 13.9%
U.S. Treasury Bills
0.176% due 11/14/2013 - 12/12/2013 (a)	3,675	3,669
U.S. Treasury Notes
0.250% due 11/30/2013	15,000	15,007
0.500% due 11/15/2013	14,500	14,541
0.750% due 12/15/2013	27,875	28,024
1.000% due 01/15/2014	3,450	3,479

		64,720

TREASURY REPURCHASE AGREEMENTS 49.6%
Banc of America Securities LLC
0.230% due 01/02/2013	7,400	7,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $7,546. Repurchase proceeds are $7,400.)
Barclays, Inc.
0.230% due 01/02/2013	12,900	12,900
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $13,116. Repurchase proceeds are $12,900.)
Credit Suisse Securities (USA) LLC
0.220% due 01/02/2013	28,500	28,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $29,167. Repurchase proceeds are $28,500)
0.230% due 01/02/2013	45,500	45,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $46,565. Repurchase proceeds are $45,501)
HSBC Bank USA N.A.
0.260% due 01/02/2013	45,500	45,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $46,407. Repurchase proceeds are $45,501.)
RBC Capital Markets LLC
0.250% due 01/02/2013	49,600	49,600
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.750% - 1.500% due 07/31/2016 - 12/31/2017 valued at $50,618. Repurchase proceeds are $49,601.)
TD Securities (USA) LLC
0.230% due 01/02/2013	41,400	41,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.750% due 08/15/2041 valued at $42,135. Repurchase proceeds are $41,401.)

		230,800

Total Short-Term Instruments (Cost $457,621)		457,621

Total Investments 98.3% (Cost $457,621)		$457,621
Other Assets and Liabilities (Net) 1.7%		7,987

Net Assets 100.0%		$465,608

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$58,431	$0	$58,431
Government Agency Repurchase Agreements	0	103,670	0	103,670
Treasury Debt	0	64,720	0	64,720
Treasury Repurchase Agreements	0	230,800	0	230,800

	$0	$457,621	$0	$457,621

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.4%
Alliance Boots Holdings Ltd.
3.489% due 07/09/2015	GBP	18,529	$29,507
Allison Transmission, Inc.
2.710% due 08/07/2014		$9,958	10,023
Bausch & Lomb, Inc.
5.250% due 05/17/2019		23,880	24,127
Caesars Entertainment Operating Co., Inc.
5.460% due 01/28/2018		16,768	15,020
Cardinal Health, Inc.
4.209% due 09/15/2016		25,938	26,124
Catalent Pharma Solutions, Inc.
5.250% due 09/15/2017		13,860	14,034
Clear Channel Communications, Inc.
3.609% due 07/30/2014		5,121	4,995
Colfax Corp.
4.500% due 01/13/2019		5,692	5,752
CommScope, Inc.
4.250% due 01/14/2018		7,672	7,734
Community Health Systems, Inc.
2.462% due 07/25/2014		3,484	3,497
3.811% due 01/25/2017		3,115	3,138
DaVita, Inc.
4.000% due 11/01/2019		9,500	9,587
4.500% due 10/20/2016		3,601	3,631
First Data Corp.
2.961% due 09/24/2014		2,782	2,786
Georgia Gulf Corp.
4.000% due 12/30/2013		68,500	68,124
Getty Images, Inc.
4.750% due 10/18/2019		20,000	20,053
Goodyear Engineered Products
2.470% due 07/31/2014		12,660	12,562
Intelsat Jackson Holdings Ltd.
2.712% due 02/01/2014		25,750	25,791
MGM Resorts International
4.250% due 12/20/2019		26,000	26,317
Neustar, Inc.
5.000% due 11/08/2018		2,809	2,829
Nuveen Investments, Inc.
5.810% - 5.813% due 05/13/2017		18,449	18,541
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		12,870	13,091
Pinnacle Foods Finance LLC
2.714% due 04/02/2014		1,728	1,734
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019		3,855	3,906
Quintiles Transnational Corp.
4.500% due 06/08/2018		31,766	32,024
R.H. Donnelley, Inc.
9.000% due 10/24/2014		1,910	1,326
Rexnord LLC
4.500% due 04/01/2018		11,880	12,003
Serta Simmons Holdings LLC
5.000% due 10/01/2019		14,500	14,541
ServiceMaster Co.
2.710% due 07/24/2014		75,937	76,012
Spectrum Brands Holdings, Inc.
4.500% due 12/17/2019		7,750	7,827
Springleaf Financial Funding Co.
5.500% due 05/10/2017		31,950	31,820
Telesat LLC
4.250% due 03/28/2019		9,950	10,037
Texas Competitive Electric Holdings Co. LLC
4.713% - 4.810% due 10/10/2017		55,503	37,375
U.S. Foods, Inc.
5.750% due 03/31/2017		22,432	22,558
UPC Holding BV
3.864% due 12/30/2016	EUR	11,280	14,944
4.114% due 12/31/2017		4,884	6,479
Visant Corp.
5.250% due 12/22/2016		$2,264	2,056
Vodafone Americas Finance
6.875% due 08/17/2015		27,411	28,097

VWR Funding, Inc.
2.712% due 06/29/2014		1,589	1,591

Total Bank Loan Obligations (Cost $655,522)			651,593

CORPORATE BONDS & NOTES 86.9%
BANKING & FINANCE 11.4%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		7,550	7,588
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,225
2.511% due 12/01/2014		1,725	1,712
3.125% due 01/15/2016		11,750	11,768
4.500% due 02/11/2014		15,100	15,572
4.625% due 06/26/2015		21,200	22,113
5.500% due 02/15/2017		76,125	81,787
6.250% due 12/01/2017		46,300	51,420
6.750% due 12/01/2014		17,489	18,940
7.500% due 12/31/2013		10,000	10,588
7.500% due 09/15/2020		37,750	45,725
8.000% due 03/15/2020		29,440	36,211
8.000% due 11/01/2031		21,740	27,464
8.300% due 02/12/2015		22,750	25,395
American International Group, Inc.
5.750% due 03/15/2067	GBP	5,550	8,475
8.175% due 05/15/2068		$11,200	14,644
8.625% due 05/22/2068	GBP	25,800	51,274
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$11,400	11,400
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	700	1,099
Barclays Bank PLC
14.000% due 06/15/2019 (e)		27,340	59,530
BPCE S.A.
5.250% due 07/30/2014 (e)	EUR	700	851
9.000% due 03/17/2015 (e)		9,450	13,285
9.250% due 04/22/2015 (e)		4,000	5,581
12.500% due 08/31/2049 (e)		$1,232	1,431
Capital One Capital
10.250% due 08/15/2039		10,225	10,225
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	13,700	20,434
CIT Group, Inc.
4.250% due 08/15/2017		$54,875	56,745
5.000% due 05/15/2017		3,500	3,728
5.000% due 08/15/2022		50,275	53,806
5.250% due 03/15/2018		13,900	14,943
5.500% due 02/15/2019		23,750	26,006
Citigroup, Inc.
0.581% due 06/09/2016		7,000	6,620
CNH Capital LLC
3.875% due 11/01/2015		17,000	17,616
Columbus International, Inc.
11.500% due 11/20/2014		16,890	18,917
Credit Agricole S.A.
5.136% due 02/24/2016 (e)	GBP	5,550	7,396
7.589% due 01/30/2020 (e)		5,000	7,554
8.125% due 10/26/2019 (e)		2,500	4,215
8.375% due 10/13/2019 (e)		$4,773	5,083
E*TRADE Financial Corp.
6.000% due 11/15/2017		10,000	10,275
6.375% due 11/15/2019		32,700	33,681
6.750% due 06/01/2016		6,625	7,006
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		5,000	5,827
6.625% due 08/15/2017		18,125	21,193
7.000% due 04/15/2015		28,750	32,129
8.000% due 06/01/2014		31,950	34,850
8.000% due 12/15/2016		32,250	39,011
8.125% due 01/15/2020		13,450	17,271
8.700% due 10/01/2014		15,762	17,732
12.000% due 05/15/2015		16,000	19,760
GMAC International Finance BV
7.500% due 04/21/2015	EUR	18,500	26,806
HBOS Capital Funding LP
6.071% due 06/30/2014 (e)		$1,100	968
6.461% due 11/30/2018 (e)	GBP	10,045	14,841
HBOS PLC
0.860% due 03/29/2016	EUR	1,000	1,188
1.011% due 09/06/2017		$1,550	1,341
6.000% due 11/01/2033		5,000	4,570
6.750% due 05/21/2018		31,920	34,513
Hub International Ltd.
8.125% due 10/15/2018		14,600	15,038

ILFC E-Capital Trust
6.250% due 12/21/2065		51,990	44,711
Ineos Finance PLC
7.500% due 05/01/2020		20,425	21,497
8.375% due 02/15/2019		11,200	12,110
9.000% due 05/15/2015		16,500	17,614
9.250% due 05/15/2015	EUR	8,675	12,344
International Lease Finance Corp.
5.625% due 09/20/2013		$13,000	13,374
5.650% due 06/01/2014		500	523
5.875% due 05/01/2013		9,275	9,437
6.250% due 05/15/2019		12,150	13,001
6.375% due 03/25/2013		8,000	8,114
6.625% due 11/15/2013		11,100	11,572
6.750% due 09/01/2016		23,625	26,637
7.125% due 09/01/2018		25,475	29,678
8.250% due 12/15/2020		7,100	8,485
8.625% due 09/15/2015		12,050	13,586
8.750% due 03/15/2017		20,975	24,331
ISS A/S
8.875% due 05/15/2016	EUR	25,000	34,187
KION Finance S.A.
7.875% due 04/15/2018 (i)		21,500	30,791
LBG Capital PLC
6.385% due 05/12/2020		3,495	4,605
6.439% due 05/23/2020		11,469	15,074
7.588% due 05/12/2020	GBP	10,000	17,097
7.625% due 12/09/2019		900	1,539
7.625% due 10/14/2020	EUR	1,300	1,787
7.867% due 12/17/2019	GBP	7,303	12,516
7.869% due 08/25/2020		18,750	32,545
7.875% due 11/01/2020		$12,725	13,817
7.975% due 09/15/2024	GBP	600	994
8.500% due 12/17/2021 (e)		$1,350	1,407
9.125% due 07/15/2020	GBP	2,500	4,374
9.875% due 02/10/2023		400	708
11.040% due 03/19/2020		6,370	12,129
15.000% due 12/21/2019		9,350	21,720
15.000% due 12/21/2019	EUR	600	1,120
Lehman Brothers Holdings, Inc.
1.000% due 04/04/2016 ^		$6,200	1,449
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		5,000	5,793
Marina District Finance Co., Inc.
9.500% due 10/15/2015		5,900	5,753
9.875% due 08/15/2018		6,000	5,790
Masonite International Corp.
8.250% due 04/15/2021		50,031	53,783
MCE Finance Ltd.
10.250% due 05/15/2018		18,900	21,593
Milestone Aviation Group LLC
8.625% due 12/15/2017		4,000	4,030
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,289
5.875% due 03/15/2022		10,000	10,650
QBE Capital Funding Ltd.
7.250% due 05/24/2041		12,150	12,595
Rabobank Group
11.000% due 06/30/2019 (e)		25,000	34,019
Regions Bank
7.500% due 05/15/2018		6,000	7,253
Regions Financial Corp.
7.375% due 12/10/2037		14,911	16,402
7.750% due 11/10/2014		19,400	21,559
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		7,000	7,630
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		1,750	1,763
5.000% due 11/12/2013		5,630	5,785
6.990% due 10/05/2017 (e)		16,050	15,328
7.648% due 09/30/2031 (e)		16,870	17,207
Royal Bank of Scotland NV
1.011% due 03/09/2015		4,176	3,974
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (e)	GBP	12,000	20,667
Santander UK PLC
9.625% due 10/30/2023		1,000	1,799
SLM Corp.
0.513% due 06/17/2013	EUR	51,500	67,377
0.615% due 01/27/2014		$9,075	8,992
5.375% due 05/15/2014		5,000	5,246
8.000% due 03/25/2020		11,225	12,881
8.450% due 06/15/2018		30,000	35,250
Societe Generale S.A.
5.922% due 04/05/2017 (e)		17,270	15,970

Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	2,500	3,287
6.500% due 09/15/2017		$3,000	2,670
6.900% due 12/15/2017		10,400	9,360
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,735
10.500% due 02/15/2019		6,000	10,039
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		$10,250	10,506
USB Capital
3.500% due 01/31/2013 (e)		2,000	1,810
Wachovia Capital Trust
5.570% due 01/31/2013 (e)		2,000	1,998
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		10,000	11,525
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		35,500	36,046
7.375% due 02/15/2018	EUR	20,000	26,894
11.750% due 07/15/2017		$41,692	43,881
11.750% due 07/15/2017	EUR	4,000	5,557

			2,181,925

INDUSTRIALS 66.9%
Actuant Corp.
5.625% due 06/15/2022		$8,800	9,152
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		6,000	5,055
Affinion Group, Inc.
7.875% due 12/15/2018		26,975	20,703
Aguila S.A.
7.875% due 01/31/2018	CHF	13,650	16,080
7.875% due 01/31/2018		$34,052	36,265
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		28,255	31,363
AK Steel Corp.
8.375% due 04/01/2022		3,000	2,595
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,100	13,886
Alere, Inc.
8.625% due 10/01/2018		30,868	31,177
9.000% due 05/15/2016		1,000	1,060
Aleris International, Inc.
7.625% due 02/15/2018		64,575	66,028
7.875% due 11/01/2020		16,400	16,461
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		51,100	53,144
Alliance Data Systems Corp.
6.375% due 04/01/2020		21,000	22,470
Alliant Techsystems, Inc.
6.875% due 09/15/2020		11,758	12,978
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,674
Alphabet Holding Co., Inc.
7.750% due 11/01/2017		16,300	16,830
AMC Networks, Inc.
4.750% due 12/15/2022		14,750	14,897
7.750% due 07/15/2021		10,675	12,276
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		6,415	6,784
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	7,988
Ameristar Casinos, Inc.
7.500% due 04/15/2021		57,874	63,010
Anixter, Inc.
5.625% due 05/01/2019		8,500	8,989
Antero Resources Finance Corp.
7.250% due 08/01/2019		12,250	13,414
9.375% due 12/01/2017		3,750	4,134
ARAMARK Corp.
3.813% due 02/01/2015		28,330	28,365
8.500% due 02/01/2015		16,736	16,841
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (b)		2,750	2,822
Arch Coal, Inc.
7.000% due 06/15/2019		27,325	25,549
7.250% due 10/01/2020		7,700	7,180
7.250% due 06/15/2021		23,625	21,912
ARD Finance S.A.
11.125% due 06/01/2018 (b)		5,314	5,608
11.125% due 06/01/2018 (b)	EUR	3,542	4,888
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		16,175	23,346
7.375% due 10/15/2017		$6,100	6,659
9.125% due 10/15/2020		6,875	7,528

9.250% due 10/15/2020	EUR	31,250	45,126
Armored Autogroup, Inc.
9.250% due 11/01/2018		$9,000	7,673
Ashland, Inc.
4.750% due 08/15/2022		5,125	5,356
Ashtead Capital, Inc.
6.500% due 07/15/2022		19,300	21,037
Associated Materials LLC
9.125% due 11/01/2017		28,000	28,560
Atwood Oceanics, Inc.
6.500% due 02/01/2020		5,175	5,589
Audatex North America, Inc.
6.750% due 06/15/2018		29,475	31,686
AutoNation, Inc.
5.500% due 02/01/2020		2,000	2,158
6.750% due 04/15/2018		6,400	7,264
Avaya, Inc.
7.000% due 04/01/2019		50,000	47,000
Aviation Capital Group Corp.
7.125% due 10/15/2020		20,750	21,886
B&G Foods, Inc.
7.625% due 01/15/2018		10,440	11,275
Ball Corp.
5.000% due 03/15/2022		16,000	17,200
6.750% due 09/15/2020		8,550	9,469
Basic Energy Services, Inc.
7.750% due 02/15/2019		17,075	17,075
Bausch & Lomb, Inc.
9.875% due 11/01/2015		19,620	20,307
BE Aerospace, Inc.
5.250% due 04/01/2022		32,000	34,080
6.875% due 10/01/2020		16,000	17,880
Beazer Homes USA, Inc.
6.625% due 04/15/2018		8,650	9,191
Belden, Inc.
5.500% due 09/01/2022		12,550	12,958
Berry Petroleum Co.
6.750% due 11/01/2020		3,600	3,888
10.250% due 06/01/2014		5,000	5,563
Berry Plastics Corp.
4.183% due 09/15/2014		19,921	20,021
5.090% due 02/15/2015		22,245	22,334
8.250% due 11/15/2015		2,700	2,828
9.500% due 05/15/2018		33,400	36,907
9.750% due 01/15/2021		39,000	45,142
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	18,950	25,483
9.500% due 06/15/2017		1,000	1,379
BI-LO LLC
9.250% due 02/15/2019		$17,550	18,866
Biomet, Inc.
6.500% due 08/01/2020		60,380	64,380
6.500% due 10/01/2020		73,950	73,858
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		10,000	10,200
Bombardier, Inc.
7.500% due 03/15/2018		19,225	21,508
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		10,850	11,420
Bristow Group, Inc.
6.250% due 10/15/2022		7,300	7,838
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,447
6.875% due 01/15/2020		17,500	18,944
Building Materials Corp. of America
6.750% due 05/01/2021		35,211	38,996
7.500% due 03/15/2020		17,581	19,427
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		19,674	21,248
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		10,475	10,423
C10 Capital SPV Ltd.
6.722% due 12/31/2016 (e)		5,000	3,925
Cablevision Systems Corp.
7.750% due 04/15/2018		10,650	11,901
8.000% due 04/15/2020		4,550	5,147
8.625% due 09/15/2017		8,750	10,248
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		15,000	14,934
10.000% due 12/15/2018		16,750	11,181
11.250% due 06/01/2017		25,475	27,417
Calcipar S.A.
6.875% due 05/01/2018		10,325	10,583
Capella Healthcare, Inc.
9.250% due 07/01/2017		43,925	47,329

Carlson Wagonlit BV
6.875% due 06/15/2019		14,000	14,840
7.500% due 06/15/2019	EUR	5,000	7,078
Case New Holland, Inc.
7.750% due 09/01/2013		$8,500	8,883
7.875% due 12/01/2017		24,300	28,856
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		13,625	13,795
9.500% due 04/15/2015		4,001	4,102
9.750% due 04/15/2017	EUR	11,650	16,031
CC Holdings GS LLC
7.750% due 05/01/2017		$10,000	10,624
CCO Holdings LLC
5.125% due 02/15/2023		23,250	23,308
5.250% due 09/30/2022		28,000	28,490
6.500% due 04/30/2021		30,250	32,783
6.625% due 01/31/2022		21,271	23,345
7.000% due 01/15/2019		28,625	31,022
7.250% due 10/30/2017		1,000	1,095
7.375% due 06/01/2020		9,325	10,397
7.875% due 04/30/2018		14,500	15,678
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		7,250	8,129
6.625% due 10/15/2018		10,150	11,216
Cemex Finance LLC
9.625% due 12/14/2017	EUR	2,750	3,938
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$35,000	38,062
Central Garden and Pet Co.
8.250% due 03/01/2018		7,775	8,261
Cequel Communications Escrow LLC
6.375% due 09/15/2020		30,050	31,440
Cequel Communications Holdings LLC
8.625% due 11/15/2017		31,500	33,862
Ceridian Corp.
8.875% due 07/15/2019		7,100	7,739
Chemtura Corp.
7.875% due 09/01/2018		13,500	14,546
Chesapeake Energy Corp.
6.625% due 08/15/2020		8,500	9,159
7.250% due 12/15/2018		11,179	12,241
9.500% due 02/15/2015		40,845	46,359
Chester Downs & Marina LLC
9.250% due 02/01/2020		4,250	4,197
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		16,475	17,711
7.750% due 05/15/2017		15,650	16,354
9.500% due 05/15/2016		15,925	17,159
Cimarex Energy Co.
5.875% due 05/01/2022		7,000	7,700
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	4,301
CityCenter Holdings LLC
7.625% due 01/15/2016		16,900	18,167
10.750% due 01/15/2017 (i)		21,582	22,448
Clean Harbors, Inc.
5.250% due 08/01/2020		17,875	18,724
Clear Channel Communications, Inc.
9.000% due 03/01/2021		12,450	11,174
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		58,725	61,049
7.625% due 03/15/2020		61,950	62,619
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,393
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		27,250	26,160
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,364
CommScope, Inc.
8.250% due 01/15/2019		49,610	54,571
Community Health Systems, Inc.
5.125% due 08/15/2018		19,050	19,907
7.125% due 07/15/2020		17,175	18,356
8.000% due 11/15/2019		6,000	6,525
Concho Resources, Inc.
5.500% due 04/01/2023		6,000	6,315
6.500% due 01/15/2022		30,425	33,620
7.000% due 01/15/2021		11,900	13,328
CONSOL Energy, Inc.
6.375% due 03/01/2021		8,000	8,240
8.000% due 04/01/2017		30,500	33,169
8.250% due 04/01/2020		45,075	49,019
Constellation Brands, Inc.
4.625% due 03/01/2023		17,275	18,139
6.000% due 05/01/2022		17,200	19,780
7.250% due 05/15/2017		12,000	14,190

Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	34,575	48,883
7.500% due 09/15/2017		7,450	10,558
8.500% due 07/15/2015		6,750	9,639
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	387
7.566% due 09/15/2021		756	786
Continental Airlines, Inc.
6.920% due 04/02/2013 (m)		720	726
Continental Resources, Inc.
5.000% due 09/15/2022		18,400	19,918
7.125% due 04/01/2021		4,650	5,278
7.375% due 10/01/2020		6,200	7,037
8.250% due 10/01/2019		5,454	6,136
Continental Rubber Of America Corp.
4.500% due 09/15/2019		21,800	22,419
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		44,590	49,383
10.875% due 12/15/2018	EUR	5,400	8,108
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$23,250	25,110
Corrections Corp. of America
7.750% due 06/01/2017		3,985	4,254
Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	12,210
Crown Americas LLC
6.250% due 02/01/2021		9,000	9,911
7.625% due 05/15/2017		2,850	3,025
Crown Castle International Corp.
5.250% due 01/15/2023		37,050	39,782
7.125% due 11/01/2019		4,845	5,378
9.000% due 01/15/2015		4,550	4,828
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	3,125	4,548
CSC Holdings LLC
6.750% due 11/15/2021		$19,600	21,829
7.625% due 07/15/2018		51,473	59,709
7.875% due 02/15/2018		20,500	23,831
8.500% due 06/15/2015		700	734
8.625% due 02/15/2019		16,900	20,280
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		36,675	38,830
6.375% due 11/01/2018		21,375	22,978
6.625% due 11/01/2020		27,100	29,607
Del Monte Corp.
7.625% due 02/15/2019		50,235	52,621
Delphi Corp.
6.125% due 05/15/2021		3,250	3,624
Denbury Resources, Inc.
8.250% due 02/15/2020		19,712	22,275
9.750% due 03/01/2016		1,500	1,594
Digicel Group Ltd.
8.250% due 09/30/2020		27,100	29,945
10.500% due 04/15/2018		15,174	16,843
Digicel Ltd.
7.000% due 02/15/2020		3,000	3,240
8.250% due 09/01/2017		44,350	47,898
DineEquity, Inc.
9.500% due 10/30/2018		26,790	30,574
DISH DBS Corp.
5.000% due 03/15/2023		17,800	17,889
5.875% due 07/15/2022		44,900	48,492
6.625% due 10/01/2014		3,415	3,680
6.750% due 06/01/2021		20,000	22,900
7.000% due 10/01/2013		15,205	15,851
7.125% due 02/01/2016		89,089	100,225
7.750% due 05/31/2015		7,415	8,333
7.875% due 09/01/2019		20,150	23,978
DJO Finance LLC
7.750% due 04/15/2018		21,500	20,801
8.750% due 03/15/2018		4,750	5,213
9.750% due 10/15/2017		19,750	17,676
9.875% due 04/15/2018		7,550	7,833
Dole Food Co., Inc.
13.875% due 03/15/2014		2,000	2,225
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		11,975	12,753
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		22,800	24,541
Edcon Pty. Ltd.
3.433% due 06/15/2014	EUR	6,000	7,643
9.500% due 03/01/2018		2,000	2,567
9.500% due 03/01/2018		$11,000	10,615
El Paso LLC
7.000% due 06/15/2017		28,420	32,597
7.250% due 06/01/2018		9,250	10,734

7.750% due 01/15/2032		59,265	69,792
7.800% due 08/01/2031		43,291	50,592
8.050% due 10/15/2030		5,683	6,636
Eldorado Resorts LLC
8.625% due 06/15/2019		6,500	6,240
Emergency Medical Services Corp.
8.125% due 06/01/2019		21,884	24,141
Endo Health Solutions, Inc.
7.000% due 07/15/2019		17,325	18,559
7.000% due 12/15/2020		5,750	6,160
7.250% due 01/15/2022		2,000	2,155
Energy Transfer Equity LP
7.500% due 10/15/2020		23,425	27,173
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	5,548
8.375% due 08/01/2066		55,051	62,876
ERA Group, Inc.
7.750% due 12/15/2022		13,050	12,887
Exide Technologies
8.625% due 02/01/2018		17,455	14,880
FGI Operating Co. LLC
7.875% due 05/01/2020		8,000	8,280
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		21,000	22,627
7.625% due 07/15/2017		11,390	12,444
First Data Corp.
6.750% due 11/01/2020		27,000	27,405
7.375% due 06/15/2019		16,250	16,900
8.250% due 01/15/2021		43,268	43,484
12.625% due 01/15/2021		11,736	12,411
First Wind Capital LLC
10.250% due 06/01/2018		5,000	5,163
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,675	10,304
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		21,900	22,447
6.875% due 02/01/2018		14,500	15,026
6.875% due 04/01/2022		41,075	42,153
7.000% due 11/01/2015		18,750	19,781
8.250% due 11/01/2019		43,550	46,598
Ford Motor Co.
6.375% due 02/01/2029		400	448
7.125% due 11/15/2025		8,000	9,280
7.500% due 08/01/2026		12,625	15,055
9.215% due 09/15/2021		2,200	2,860
Forest Oil Corp.
7.250% due 06/15/2019		31,600	31,916
8.500% due 02/15/2014		4,155	4,425
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		10,875	11,731
5.750% due 02/15/2021		1,500	1,613
5.875% due 01/31/2022		13,250	14,442
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		8,300	9,607
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	11,750	12,406
General Cable Corp.
5.750% due 10/01/2022		$23,500	24,440
Geo Group, Inc.
6.625% due 02/15/2021		9,250	10,314
Georgia-Pacific LLC
7.375% due 12/01/2025		10,375	14,151
8.000% due 01/15/2024		30,250	42,332
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020 (i)		18,925	20,865
Graphic Packaging International, Inc.
7.875% due 10/01/2018		18,850	20,923
9.500% due 06/15/2017		7,300	7,921
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	26,225	27,455
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$25,650	26,355
Griffon Corp.
7.125% due 04/01/2018		15,217	16,206
Grifols, Inc.
8.250% due 02/01/2018		24,150	26,716
Grohe Holding GmbH
4.183% due 09/15/2017	EUR	5,000	6,679
Gymboree Corp.
9.125% due 12/01/2018		$6,250	5,594
H&E Equipment Services, Inc.
7.000% due 09/01/2022		10,000	10,700
Harvest Operations Corp.
6.875% due 10/01/2017		7,475	8,335
HCA Holdings, Inc.
6.250% due 02/15/2021		19,825	20,370

7.750% due 05/15/2021		30,642	33,400
HCA, Inc.
4.750% due 05/01/2023		51,000	52,020
5.875% due 03/15/2022		52,125	56,947
5.875% due 05/01/2023		33,200	34,445
6.250% due 02/15/2013		1,000	1,008
6.375% due 01/15/2015		20,500	22,268
6.500% due 02/15/2016		1,200	1,311
6.500% due 02/15/2020		68,635	77,386
6.750% due 07/15/2013		1,500	1,545
7.190% due 11/15/2015		17,317	19,135
7.250% due 09/15/2020		27,975	31,122
7.500% due 02/15/2022		69,700	80,155
7.875% due 02/15/2020		7,320	8,180
8.000% due 10/01/2018		14,650	16,994
8.360% due 04/15/2024		1,000	1,083
8.500% due 04/15/2019		38,125	42,700
9.000% due 12/15/2014		3,246	3,636
9.875% due 02/15/2017		10,436	11,075
HD Supply, Inc.
8.125% due 04/15/2019		51,520	58,862
11.000% due 04/15/2020		37,400	44,319
HDTFS, Inc.
5.875% due 10/15/2020		10,175	10,684
6.250% due 10/15/2022		10,875	11,636
Headwaters, Inc.
7.625% due 04/01/2019		26,918	28,735
Health Management Associates, Inc.
7.375% due 01/15/2020		36,894	40,030
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020	EUR	5,000	7,806
Hertz Corp.
6.750% due 04/15/2019		$56,550	61,993
7.375% due 01/15/2021		21,450	23,702
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		16,150	16,513
8.875% due 02/01/2018		54,673	56,450
9.000% due 11/15/2020		60,000	55,050
Hiland Partners LP
7.250% due 10/01/2020		10,375	11,153
Hologic, Inc.
6.250% due 08/01/2020		23,350	25,276
Host Hotels & Resorts LP
4.750% due 03/01/2023		8,250	8,786
5.250% due 03/15/2022		27,440	30,184
6.000% due 10/01/2021		14,900	17,172
9.000% due 05/15/2017		25,707	27,635
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		9,200	10,189
7.625% due 06/15/2021		11,650	13,310
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		5,255	5,741
7.125% due 03/15/2021		8,500	9,286
Huntsman International LLC
4.875% due 11/15/2020		23,300	23,679
5.500% due 06/30/2016		4,267	4,278
8.625% due 03/15/2020		4,500	5,119
8.625% due 03/15/2021		29,300	33,622
Hyva Global BV
8.625% due 03/24/2016		9,350	8,976
IASIS Healthcare LLC
8.375% due 05/15/2019		39,970	37,971
Igloo Holdings Corp.
8.250% due 12/15/2017		11,075	10,992
Immucor, Inc.
11.125% due 08/15/2019		17,100	19,323
IMS Health, Inc.
6.000% due 11/01/2020		20,135	21,142
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	4,425	5,797
INEOS Group Holdings S.A.
7.875% due 02/15/2016		67,259	88,246
8.500% due 02/15/2016		$10,980	10,980
Infor U.S., Inc.
9.375% due 04/01/2019		5,775	6,511
Inmarsat Finance PLC
7.375% due 12/01/2017		4,750	5,130
Inmet Mining Corp.
8.750% due 06/01/2020		18,775	20,606
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		28,445	30,721
7.250% due 10/15/2020		78,650	85,773
7.500% due 04/01/2021		19,250	21,319
8.500% due 11/01/2019		10,170	11,416
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		14,250	15,123

11.500% due 02/04/2017		64,851	69,148
Interactive Data Corp.
10.250% due 08/01/2018		21,755	24,583
InterGen NV
9.000% due 06/30/2017		49,483	44,535
Interline Brands, Inc.
7.500% due 11/15/2018		6,900	7,487
10.000% due 11/15/2018 (b)		2,500	2,725
inVentiv Health, Inc.
10.000% due 08/15/2018		9,300	8,114
Iron Mountain, Inc.
5.750% due 08/15/2024		15,750	16,026
J. Crew Group, Inc.
8.125% due 03/01/2019		14,773	15,696
Jaguar Holding Co.
9.375% due 10/15/2017		7,175	7,570
9.500% due 12/01/2019		18,000	20,520
Jaguar Land Rover PLC
7.750% due 05/15/2018		3,825	4,188
8.125% due 05/15/2018	GBP	3,000	5,417
8.125% due 05/15/2021		$20,000	22,100
Jarden Corp.
7.500% due 05/01/2017		5,066	5,731
7.500% due 01/15/2020	EUR	7,450	10,817
7.500% due 01/15/2020		$10,750	11,852
8.000% due 05/01/2016		5,500	5,871
JDA Software Group, Inc.
8.000% due 12/15/2014		8,000	8,360
JET Equipment Trust
10.000% due 12/15/2013		767	777
JMC Steel Group
8.250% due 03/15/2018		27,000	28,350
Kerling PLC
10.625% due 02/01/2017	EUR	5,000	6,352
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$10,250	10,019
Kraton Polymers LLC
6.750% due 03/01/2019		10,400	10,803
Lamar Media Corp.
5.000% due 05/01/2023		9,500	9,809
5.875% due 02/01/2022		8,050	8,775
Land O’ Lakes, Inc.
6.000% due 11/15/2022		13,950	15,136
Laredo Petroleum, Inc.
7.375% due 05/01/2022		14,000	15,260
9.500% due 02/15/2019		14,750	16,557
Lear Corp.
7.875% due 03/15/2018		7,785	8,505
Lender Processing Services, Inc.
5.750% due 04/15/2023		14,500	15,116
Levi Strauss & Co.
6.875% due 05/01/2022		17,250	18,587
Libbey Glass, Inc.
6.875% due 05/15/2020		4,500	4,860
Limited Brands, Inc.
5.625% due 02/15/2022		11,150	12,181
6.625% due 04/01/2021		12,250	14,087
7.000% due 05/01/2020		4,975	5,746
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		7,100	7,446
8.125% due 05/15/2018		23,259	25,178
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		27,685	25,851
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		10,750	11,341
LyondellBasell Industries NV
5.000% due 04/15/2019		39,300	43,623
5.750% due 04/15/2024		31,850	37,583
Manitowoc Co., Inc.
8.500% due 11/01/2020		32,680	36,847
9.500% due 02/15/2018		4,484	5,011
Meritor, Inc.
8.125% due 09/15/2015		14,015	14,821
MGM Resorts International
5.875% due 02/27/2014		3,500	3,658
6.625% due 07/15/2015		21,775	23,463
6.625% due 12/15/2021		24,875	24,906
6.750% due 04/01/2013		500	508
6.750% due 10/01/2020		7,000	7,166
6.875% due 04/01/2016		9,085	9,653
7.500% due 06/01/2016		38,650	41,645
7.625% due 01/15/2017		34,325	36,899
7.750% due 03/15/2022		29,375	31,578
8.625% due 02/01/2019		15,975	17,892
10.375% due 05/15/2014		28,925	33,047
11.125% due 11/15/2017		72,124	78,976

13.000% due 11/15/2013		2,025	2,250
Michael Foods Group, Inc.
9.750% due 07/15/2018		43,620	48,418
Michaels Stores, Inc.
7.750% due 11/01/2018		26,975	29,740
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		11,700	12,490
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		12,775	12,951
9.000% due 01/15/2021		2,225	1,635
Mueller Water Products, Inc.
7.375% due 06/01/2017		11,000	11,413
8.750% due 09/01/2020		6,728	7,704
MultiPlan, Inc.
9.875% due 09/01/2018		26,879	30,104
Mylan, Inc.
7.625% due 07/15/2017		12,300	13,827
7.875% due 07/15/2020		32,966	38,968
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	10,000	13,463
8.875% due 12/01/2018		$21,500	21,984
NBTY, Inc.
9.000% due 10/01/2018		20,500	23,267
NCR Corp.
5.000% due 07/15/2022		6,400	6,536
New Albertson’s, Inc.
6.570% due 02/23/2028		500	269
7.450% due 08/01/2029		2,750	1,554
7.750% due 06/15/2026		1,000	568
New Gold, Inc.
7.000% due 04/15/2020		4,875	5,228
Newfield Exploration Co.
5.625% due 07/01/2024		2,500	2,706
6.875% due 02/01/2020		28,250	30,369
7.125% due 05/15/2018		12,950	13,727
Nielsen Finance LLC
4.500% due 10/01/2020		30,000	30,000
7.750% due 10/15/2018		41,000	46,022
11.625% due 02/01/2014		3,532	3,938
Nokia OYJ
5.375% due 05/15/2019		16,436	15,737
Noranda Aluminum Acquisition Corp.
4.524% due 05/15/2015		20,905	19,755
Northwest Airlines Pass-Through Trust
7.691% due 10/01/2018		4,511	4,726
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	6,536
Novelis, Inc.
8.375% due 12/15/2017		59,190	65,553
8.750% due 12/15/2020		59,725	66,892
NXP BV
2.960% due 10/15/2013	EUR	1,119	1,485
3.090% due 10/15/2013		$4,807	4,825
9.750% due 08/01/2018		2,334	2,716
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	11,743
6.875% due 01/15/2023		10,500	11,314
OGX Austria GmbH
8.375% due 04/01/2022		15,400	12,897
8.500% due 06/01/2018		41,000	37,105
OI European Group BV
6.875% due 03/31/2017	EUR	3,725	5,113
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		$10,811	11,865
10.000% due 06/15/2018	EUR	12,330	18,065
Oshkosh Corp.
8.250% due 03/01/2017		$3,750	4,134
8.500% due 03/01/2020		3,425	3,810
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		20,878	22,966
9.625% due 07/15/2017	EUR	11,789	17,195
Packaging Dynamics Corp.
8.750% due 02/01/2016		$8,000	8,400
Pactiv LLC
7.950% due 12/15/2025		10,972	9,107
8.375% due 04/15/2027		750	630
Party City Holdings, Inc.
8.875% due 08/01/2020		11,435	12,321
Peabody Energy Corp.
6.000% due 11/15/2018		20,200	21,563
6.250% due 11/15/2021		41,500	44,301
6.500% due 09/15/2020		13,700	14,762
7.875% due 11/01/2026		2,985	3,239
Penske Automotive Group, Inc.
5.750% due 10/01/2022		8,500	8,798

Perstorp Holding AB
8.750% due 05/15/2017		39,335	40,712
9.000% due 05/15/2017	EUR	4,950	6,828
11.000% due 08/15/2017		$20,950	20,321
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		42,240	47,098
Petco Holdings, Inc.
8.500% due 10/15/2017		29,780	30,748
PetroBakken Energy Ltd.
8.625% due 02/01/2020		22,050	22,491
Petrohawk Energy Corp.
7.250% due 08/15/2018		10,000	11,298
PHH Corp.
9.250% due 03/01/2016		5,850	6,859
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		36,000	36,675
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		18,000	19,260
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		54,850	58,689
9.250% due 04/01/2015		7,779	7,935
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		10,000	9,250
Plains Exploration & Production Co.
6.125% due 06/15/2019		24,000	26,280
6.500% due 11/15/2020		18,325	20,387
6.625% due 05/01/2021		17,653	19,529
6.750% due 02/01/2022		24,000	27,060
6.875% due 02/15/2023		14,750	16,926
7.625% due 04/01/2020		26,330	29,490
8.625% due 10/15/2019		2,000	2,285
Ply Gem Industries, Inc.
8.250% due 02/15/2018		27,052	29,351
9.375% due 04/15/2017		2,000	2,135
Polymer Group, Inc.
7.750% due 02/01/2019		24,360	26,248
Polypore International, Inc.
7.500% due 11/15/2017		17,500	19,162
Post Holdings, Inc.
7.375% due 02/15/2022		13,175	14,501
PQ Corp.
8.750% due 05/01/2018		6,700	7,069
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,210
6.625% due 11/15/2020		6,000	6,480
Prestige Brands, Inc.
8.125% due 02/01/2020		10,500	11,734
8.250% due 04/01/2018		2,375	2,645
Production Resource Group, Inc.
8.875% due 05/01/2019		9,350	6,872
PVH Corp.
4.500% due 12/15/2022		16,725	16,976
7.375% due 05/15/2020		26,295	29,615
Quebecor Media, Inc.
7.750% due 03/15/2016		41,523	42,664
Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	1,947
11.750% due 01/01/2016		15,925	15,806
Quiksilver, Inc.
6.875% due 04/15/2015		15,000	14,812
QVC, Inc.
7.125% due 04/15/2017		8,825	9,255
7.375% due 10/15/2020		2,980	3,317
7.500% due 10/01/2019		8,545	9,430
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	12,000	17,522
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$10,250	10,096
9.875% due 04/15/2017		14,000	9,940
Rain CII Carbon LLC
8.000% due 12/01/2018		20,625	21,089
8.250% due 01/15/2021		9,950	10,224
8.500% due 01/15/2021	EUR	3,000	4,113
Range Resources Corp.
5.000% due 08/15/2022		$14,000	14,700
5.750% due 06/01/2021		16,150	17,361
6.750% due 08/01/2020		16,725	18,230
7.250% due 05/01/2018		175	185
RBS Global, Inc.
8.500% due 05/01/2018		98,181	106,895
Regal Cinemas Corp.
8.625% due 07/15/2019		3,000	3,330
Regency Energy Partners LP
5.500% due 04/15/2023		11,300	12,119
6.500% due 07/15/2021		20,000	22,000

Rexel S.A.
6.125% due 12/15/2019		18,650	19,676
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		53,500	55,372
6.875% due 02/15/2021		16,330	17,677
7.125% due 04/15/2019		32,175	34,749
7.875% due 08/15/2019		16,450	18,383
8.250% due 02/15/2021		43,025	43,885
8.500% due 05/15/2018		49,030	50,501
9.000% due 04/15/2019		34,000	35,530
9.875% due 08/15/2019		56,550	60,791
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,050	11,899
6.850% due 07/15/2018		4,000	4,200
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		49,000	50,899
Roofing Supply Group LLC
10.000% due 06/01/2020		8,250	9,281
Ryerson, Inc.
9.000% due 10/15/2017		11,225	11,492
Ryland Group, Inc.
5.375% due 10/01/2022		6,000	6,158
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	9,373
Sally Holdings LLC
5.750% due 06/01/2022		16,575	18,067
6.875% due 11/15/2019		9,550	10,601
Samson Investment Co.
9.750% due 02/15/2020		32,000	34,000
SandRidge Energy, Inc.
7.500% due 03/15/2021		71,900	77,292
7.500% due 02/15/2023		12,500	13,437
8.000% due 06/01/2018		1,250	1,331
8.125% due 10/15/2022		60,000	66,000
8.750% due 01/15/2020		1,000	1,100
9.875% due 05/15/2016		3,240	3,507
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	3,800	5,417
6.625% due 04/15/2021		$6,750	6,699
7.750% due 07/15/2017		7,250	7,930
8.375% due 06/15/2019		5,000	5,481
SBA Communications Corp.
5.625% due 10/01/2019		11,450	12,065
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	12,315
Schaeffler Finance BV
7.750% due 02/15/2017		6,750	7,526
7.750% due 02/15/2017	EUR	52,329	77,153
8.500% due 02/15/2019		$29,515	33,500
8.750% due 02/15/2019	EUR	27,875	42,570
Scientific Games Corp.
8.125% due 09/15/2018		$4,750	5,249
Scientific Games International, Inc.
6.250% due 09/01/2020		21,100	21,812
9.250% due 06/15/2019		5,500	6,146
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	7,084
7.250% due 01/15/2018		3,150	3,402
Sealed Air Corp.
6.875% due 07/15/2033		6,410	6,186
7.875% due 06/15/2017		5,000	5,356
8.125% due 09/15/2019		26,604	30,063
8.375% due 09/15/2021		21,578	24,761
Sealy Mattress Co.
10.875% due 04/15/2016		11,790	12,527
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	8,215
Sensata Technologies BV
6.500% due 05/15/2019		26,000	27,820
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,250	15,326
ServiceMaster Co.
7.000% due 08/15/2020		32,900	33,147
8.000% due 02/15/2020		9,650	10,108
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,197
Silver Borrower
7.750% due 12/15/2020		23,000	23,920
Simmons Foods, Inc.
10.500% due 11/01/2017		8,600	7,848
Sinclair Television Group, Inc.
6.125% due 10/01/2022		19,500	20,792
Sky Growth Acquisition Corp.
7.375% due 10/15/2020		7,270	7,270
SM Energy Co.
6.500% due 01/01/2023		5,500	5,913

Smithfield Foods, Inc.
6.625% due 08/15/2022		27,950	30,955
7.750% due 07/01/2017		23,262	27,217
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,894
Snoqualmie Entertainment Authority
4.476% due 02/01/2014		10,404	10,196
9.125% due 02/01/2015		6,588	6,654
Sonat, Inc.
7.000% due 02/01/2018		12,024	13,221
Sophia LP
9.750% due 01/15/2019		32,000	34,640
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		5,850	6,157
6.625% due 11/15/2022		13,425	14,432
Spectrum Brands, Inc.
6.750% due 03/15/2020		10,000	10,750
9.500% due 06/15/2018		54,700	62,358
SPX Corp.
6.875% due 09/01/2017		13,675	15,316
Steel Dynamics, Inc.
6.125% due 08/15/2019		10,075	10,730
6.375% due 08/15/2022		6,450	6,869
7.625% due 03/15/2020		6,000	6,660
STHI Holding Corp.
8.000% due 03/15/2018		25,485	27,715
Studio City Finance Ltd.
8.500% due 12/01/2020		25,250	26,528
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	10,150	14,034
Suburban Propane Partners LP
7.375% due 03/15/2020		$3,950	4,296
7.375% due 08/01/2021		3,279	3,582
7.500% due 10/01/2018		11,673	12,636
SunGard Data Systems, Inc.
6.625% due 11/01/2019		15,000	15,412
7.375% due 11/15/2018		37,112	39,942
7.625% due 11/15/2020		30,000	32,925
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	15,500	22,587
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	3,800	4,342
7.000% due 12/31/2017		7,750	9,176
7.000% due 12/31/2017	EUR	2,675	3,849
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	14,077
Taminco Global Chemical Corp.
9.750% due 03/31/2020		22,000	24,200
Teleflex, Inc.
6.875% due 06/01/2019		10,500	11,393
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		32,750	34,510
5.289% due 12/09/2022	GBP	10,500	17,239
5.375% due 02/02/2026		4,207	6,735
Telesat LLC
12.500% due 11/01/2017		$6,800	7,489
Tenet Healthcare Corp.
4.750% due 06/01/2020		2,000	2,035
8.000% due 08/01/2020		31,500	34,079
8.875% due 07/01/2019		13,300	14,962
10.000% due 05/01/2018		9,745	11,134
Terex Corp.
6.000% due 05/15/2021		21,000	22,207
6.500% due 04/01/2020		2,325	2,476
Tesoro Logistics LP
5.875% due 10/01/2020		5,500	5,734
Thermon Industries, Inc.
9.500% due 05/01/2017		6,679	7,447
Thompson Creek Metals Co., Inc.
7.375% due 06/01/2018		3,000	2,475
Tomkins LLC
9.000% due 10/01/2018		34,022	38,275
Townsquare Radio LLC
9.000% due 04/01/2019		6,400	7,056
TransDigm, Inc.
5.500% due 10/15/2020		19,950	20,848
7.750% due 12/15/2018		73,205	81,349
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		20,600	21,372
9.625% due 06/15/2018		25,500	27,094
TransUnion LLC
11.375% due 06/15/2018		57,876	67,715
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,669
Triumph Group, Inc.
8.625% due 07/15/2018		17,625	19,652

Tronox Finance LLC
6.375% due 08/15/2020		9,850	9,985
Truven Health Analytics, Inc.
10.625% due 06/01/2020		25,000	26,750
TRW Automotive, Inc.
7.250% due 03/15/2017		14,750	17,055
UAL Pass-Through Trust
9.750% due 07/15/2018		24,319	28,149
United Rentals North America, Inc.
5.750% due 07/15/2018		6,250	6,766
6.125% due 06/15/2023		8,400	8,904
7.375% due 05/15/2020		21,250	23,428
7.625% due 04/15/2022		38,150	42,823
8.250% due 02/01/2021		17,035	19,292
8.375% due 09/15/2020 (i)		27,250	30,316
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	28,000	38,067
5.500% due 01/15/2023		$7,500	7,781
5.750% due 01/15/2023	EUR	3,500	4,897
7.500% due 03/15/2019		$9,250	10,221
7.500% due 03/15/2019	EUR	4,300	6,229
8.125% due 12/01/2017		1,850	2,654
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		7,600	11,674
Univision Communications, Inc.
6.750% due 09/15/2022		$37,275	38,673
6.875% due 05/15/2019		25,300	26,438
7.875% due 11/01/2020		28,513	31,008
8.500% due 05/15/2021		47,015	48,778
UPC Holding BV
6.375% due 09/15/2022	EUR	41,000	55,471
8.000% due 11/01/2016		8,250	11,293
8.375% due 08/15/2020		30,000	44,588
9.750% due 04/15/2018		10,273	14,563
9.875% due 04/15/2018		$4,000	4,540
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	27,500	38,840
6.625% due 07/01/2020		$10,750	11,570
6.875% due 01/15/2022		19,775	21,505
7.250% due 11/15/2021		10,900	12,045
7.625% due 01/15/2020	EUR	27,250	39,700
US Foods, Inc.
8.500% due 06/30/2019		$17,000	17,425
USG Corp.
7.875% due 03/30/2020		9,625	10,756
8.375% due 10/15/2018		250	279
Valeant Pharmaceuticals International
6.375% due 10/15/2020		3,500	3,763
6.500% due 07/15/2016		19,750	20,861
6.750% due 10/01/2017		7,850	8,517
6.750% due 08/15/2021		35,750	38,521
6.875% due 12/01/2018		13,000	14,072
7.000% due 10/01/2020		47,120	51,479
7.250% due 07/15/2022		19,950	21,895
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		6,000	6,240
8.000% due 02/01/2018		37,142	38,628
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		221	168
Vertellus Specialties, Inc.
9.375% due 10/01/2015		11,275	9,556
Viasystems, Inc.
7.875% due 05/01/2019		3,500	3,448
Videotron Ltee
5.000% due 07/15/2022		20,000	21,075
9.125% due 04/15/2018		3,775	4,030
Visant Corp.
10.000% due 10/01/2017		16,000	14,440
VPI Escrow Corp.
6.375% due 10/15/2020		12,500	13,469
VWR Funding, Inc.
7.250% due 09/15/2017		27,001	28,486
Walter Energy, Inc.
9.875% due 12/15/2020		6,950	7,784
Warner Chilcott Co. LLC
7.750% due 09/15/2018		90,765	97,119
Welltec A/S
8.000% due 02/01/2019		8,250	8,786
Whiting Petroleum Corp.
6.500% due 10/01/2018		10,000	10,800
Windstream Corp.
7.000% due 03/15/2019		15,582	16,011
7.750% due 10/15/2020		28,485	30,906
7.750% due 10/01/2021		17,150	18,608
7.875% due 11/01/2017		6,500	7,345
8.125% due 08/01/2013		2,280	2,377

8.125% due 09/01/2018		1,600	1,756
Wolverine World Wide, Inc.
6.125% due 10/15/2020		7,975	8,414
Wynn Las Vegas LLC
5.375% due 03/15/2022		23,000	24,552
7.750% due 08/15/2020		36,125	41,363
7.875% due 11/01/2017		5,150	5,614
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	7,600	10,709
YCC Holdings LLC
10.250% due 02/15/2016 (b)		$5,000	5,188
Zayo Group LLC
8.125% due 01/01/2020		13,250	14,807

			12,789,447

UTILITIES 8.6%
Access Midstream Partners LP
4.875% due 05/15/2023		17,000	17,276
6.125% due 07/15/2022		8,750	9,472
AES Corp.
7.375% due 07/01/2021		27,975	31,192
7.750% due 03/01/2014		1,335	1,428
7.750% due 10/15/2015		8,984	10,129
8.000% due 10/15/2017		24,960	28,954
8.000% due 06/01/2020		22,570	26,068
9.750% due 04/15/2016		36,400	43,680
AES Ironwood LLC
8.857% due 11/30/2025		39,028	45,956
Atlas Pipeline Escrow LLC
6.625% due 10/01/2020		2,750	2,860
Atlas Pipeline Partners LP
6.625% due 10/01/2020		4,500	4,680
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		2,000	2,135
Calpine Corp.
7.500% due 02/15/2021		40,279	44,710
7.875% due 07/31/2020		36,450	41,097
7.875% due 01/15/2023		10,125	11,492
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		7,000	6,632
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,930
CMS Energy Corp.
8.750% due 06/15/2019		2,100	2,741
Covanta Holding Corp.
6.375% due 10/01/2022		6,500	7,088
7.250% due 12/01/2020		8,840	9,780
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		17,400	17,400
Energy Future Holdings Corp.
9.750% due 10/15/2019		4,137	4,592
10.000% due 01/15/2020		43,600	48,941
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		22,800	24,396
9.750% due 10/15/2019		4,146	4,602
10.000% due 12/01/2020		25,450	28,822
11.750% due 03/01/2022		6,675	7,443
EP Energy LLC
6.875% due 05/01/2019		7,850	8,556
9.375% due 05/01/2020		36,605	41,455
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		15,982	16,781
Frontier Communications Corp.
6.625% due 03/15/2015		4,000	4,360
7.000% due 11/01/2025		1,650	1,601
7.125% due 03/15/2019		39,000	42,607
7.450% due 07/01/2035		6,144	5,775
7.875% due 04/15/2015		8,975	10,074
8.125% due 10/01/2018		2,500	2,888
8.250% due 05/01/2014		135	146
8.250% due 04/15/2017		5,000	5,800
8.500% due 04/15/2020		4,875	5,631
9.000% due 08/15/2031		20,060	22,166
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		30,000	32,937
Linn Energy LLC
6.500% due 05/15/2019		7,750	7,866
7.750% due 02/01/2021		5,000	5,350
8.625% due 04/15/2020		16,700	18,286
MarkWest Energy Partners LP
5.500% due 02/15/2023		13,500	14,715
6.500% due 08/15/2021		2,200	2,415
6.750% due 11/01/2020		6,905	7,613

MetroPCS Wireless, Inc.
6.625% due 11/15/2020		32,075	34,200
Midwest Generation LLC
8.560% due 01/02/2016 ^(g)		31,685	30,734
NFR Energy LLC
9.750% due 02/15/2017		24,600	23,800
NGPL PipeCo LLC
7.119% due 12/15/2017		10,851	11,882
9.625% due 06/01/2019		31,750	36,671
NRG Energy, Inc.
6.625% due 03/15/2023		34,050	36,604
7.625% due 01/15/2018		39,480	44,020
7.875% due 05/15/2021		19,000	21,185
8.250% due 09/01/2020		44,600	50,175
8.500% due 06/15/2019		1,550	1,713
NSG Holdings LLC
7.750% due 12/15/2025		29,213	30,235
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,390
Qwest Corp.
7.200% due 11/10/2026		10,026	10,106
Red Oak Power LLC
8.540% due 11/30/2019		20,336	22,268
9.200% due 11/30/2029		3,795	4,212
Sprint Capital Corp.
6.875% due 11/15/2028		25,000	26,125
6.900% due 05/01/2019		103,635	113,480
8.750% due 03/15/2032		54,960	67,463
Sprint Nextel Corp.
6.000% due 12/01/2016		40,000	43,700
6.000% due 11/15/2022		69,805	72,074
7.000% due 03/01/2020		22,000	25,630
8.375% due 08/15/2017		17,830	20,817
9.000% due 11/15/2018		23,625	29,236
Targa Resources Partners LP
5.250% due 05/01/2023		15,950	16,588
6.375% due 08/01/2022		5,500	6,023
6.875% due 02/01/2021		18,650	20,515
7.875% due 10/15/2018		500	550
Tenaska Alabama Partners LP
7.000% due 06/30/2021		23,288	24,598
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		14,200	15,620
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	9,000	104
1.500% due 05/30/2014		28,000	318
1.850% due 07/28/2014		28,000	318
4.100% due 05/29/2015		3,000	35
4.500% due 03/24/2014	EUR	10,000	13,421
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$5,000	5,413
7.748% due 02/02/2021		17,700	20,488
VimpelCom Holdings BV
7.504% due 03/01/2022		14,600	16,772
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)		474	480

			1,646,481

Total Corporate Bonds & Notes (Cost $15,416,988)			16,617,853

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017		1,160	1,173
9.750% due 09/01/2022		1,375	1,390
9.750% due 09/01/2027		2,170	2,193
9.750% due 09/01/2032		3,480	3,511

			8,267

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	259

Total Municipal Bonds & Notes (Cost $8,133)			8,526

MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Assets LLC
0.400% due 05/25/2046		2,348	1,570
American Home Mortgage Investment Trust
2.010% due 09/25/2045		734	700
Banc of America Funding Corp.
3.169% due 11/20/2035		410	378

Banc of America Mortgage Trust
3.006% due 02/25/2036	300	252
BCAP LLC Trust
0.380% due 01/25/2037 ^	1,212	793
Bear Stearns Adjustable Rate Mortgage Trust
2.851% due 01/25/2035	224	203
5.449% due 02/25/2036 ^	372	239
Bear Stearns Alt-A Trust
4.749% due 11/25/2036 ^	5,578	4,211
Citigroup Mortgage Loan Trust, Inc.
2.901% due 03/25/2034	155	154
2.927% due 07/25/2046 ^	607	480
Countrywide Alternative Loan Trust
0.380% due 01/25/2037 ^	434	318
0.406% due 12/20/2046	8,506	5,426
0.421% due 03/20/2046	553	367
0.440% due 08/25/2046	575	86
0.460% due 09/25/2046	700	173
0.460% due 10/25/2046	333	107
0.470% due 07/25/2035	246	179
0.480% due 05/25/2036 ^	242	45
0.980% due 11/25/2035	648	467
4.924% due 10/25/2035	275	202
5.750% due 03/25/2037 ^	414	325
6.500% due 11/25/2037	890	704
6.940% due 07/25/2036 (a)	19,029	5,097
Countrywide Home Loan Mortgage Pass-Through Trust
0.510% due 04/25/2046 ^	424	81
2.795% due 03/25/2037 ^	302	187
2.972% due 02/25/2047 ^	344	244
3.090% due 09/25/2047 ^	411	327
4.367% due 04/20/2036 ^	307	222
5.174% due 02/20/2036 ^	423	356
CSMC Mortgage-Backed Trust
6.000% due 10/25/2021 ^	42	39
Deutsche ALT-A Securities, Inc.
4.960% due 10/25/2035	299	252
5.869% due 10/25/2036 ^	502	349
5.886% due 10/25/2036 ^	502	349
Downey Savings & Loan Association Mortgage Loan Trust
0.530% due 07/19/2045	332	38
First Horizon Alternative Mortgage Securities
2.602% due 10/25/2034	84	80
6.000% due 05/25/2036	2,074	1,759
Greenpoint Mortgage Funding Trust
0.410% due 10/25/2046	707	321
0.410% due 12/25/2046 ^	521	188
0.480% due 04/25/2036 ^	292	35
GSR Mortgage Loan Trust
0.470% due 08/25/2046	638	178
2.774% due 01/25/2036	949	821
2.821% due 04/25/2035	52	48
5.750% due 03/25/2036 ^	3,532	3,291
Harborview Mortgage Loan Trust
0.390% due 07/19/2046	2,344	1,388
5.262% due 08/19/2036 ^	366	297
5.750% due 08/19/2036 ^	3,485	2,439
Impac CMB Trust
0.950% due 11/25/2034	45	43
Indymac Index Mortgage Loan Trust
0.420% due 05/25/2046	295	220
0.480% due 06/25/2037	499	143
2.617% due 08/25/2035	2,364	1,997
3.047% due 01/25/2036	312	246
4.787% due 09/25/2035	1,798	1,591
4.787% due 09/25/2035 ^	294	32
4.872% due 06/25/2036	507	468
4.982% due 10/25/2035	308	252
Indymac Mortgage Loan Trust
5.409% due 08/25/2036	628	634
JPMorgan Mortgage Trust
6.000% due 08/25/2037	931	803
Luminent Mortgage Trust
0.380% due 12/25/2036	1,609	1,138
0.390% due 12/25/2036	509	343
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046	953	658
0.510% due 05/25/2047 ^	772	267
0.550% due 05/25/2047 ^	579	142
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	837	657
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036	267	248
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	431	426

Residential Accredit Loans, Inc. Trust
0.390% due 06/25/2046		6,932	3,177
0.440% due 05/25/2037		613	136
0.460% due 08/25/2037		1,002	734
3.879% due 09/25/2035		357	274
5.500% due 02/25/2036 ^		7,408	5,266
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		1,722	1,556
6.250% due 10/25/2036 ^		1,006	729
Sequoia Mortgage Trust
2.728% due 01/20/2047		425	342
Structured Adjustable Rate Mortgage Loan Trust
1.710% due 10/25/2037 ^		317	173
2.858% due 03/25/2034		90	91
2.964% due 11/25/2035 ^		314	221
4.573% due 09/25/2036 ^		648	352
5.094% due 05/25/2036		700	648
Structured Asset Mortgage Investments, Inc.
0.420% due 05/25/2046		1,957	1,116
0.430% due 09/25/2047		60,479	33,926
0.460% due 07/19/2035		122	120
0.470% due 05/25/2046 ^		310	38
0.490% due 02/25/2036		306	206
0.510% due 08/25/2036		900	308
TBW Mortgage-Backed Trust
6.015% due 07/25/2037		425	335
WaMu Mortgage Pass-Through Certificates
0.430% due 07/25/2046 ^		125	12
0.620% due 11/25/2045		516	422
0.620% due 12/25/2045		459	380
0.740% due 11/25/2034		783	694
0.906% due 01/25/2047		1,740	1,261
2.261% due 01/25/2047		603	540
2.403% due 04/25/2037		508	381
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.920% due 04/25/2047 ^		297	15
1.106% due 07/25/2046 ^		101	49

Total Mortgage-Backed Securities (Cost $78,857)			99,575

ASSET-BACKED SECURITIES 0.1%
Carrington Mortgage Loan Trust
0.360% due 08/25/2036		850	461
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046		86	71
GSAA Trust
0.510% due 05/25/2047		600	387
Lehman XS Trust
0.440% due 06/25/2046 ^		135	9
0.440% due 08/25/2046 ^		111	13
0.450% due 09/25/2046 ^		192	17
0.450% due 11/25/2046		325	67
MASTR Asset-Backed Securities Trust
0.420% due 11/25/2036		2,777	1,166
Morgan Stanley Mortgage Loan Trust
0.440% due 02/25/2037		403	208
0.570% due 04/25/2037		515	244
5.750% due 04/25/2037		108	82
6.000% due 07/25/2047		267	211
Novastar Home Equity Loan
0.310% due 03/25/2037		119	118
RAAC Series
0.610% due 06/25/2047		700	599
Structured Asset Securities Corp.
0.510% due 06/25/2035		13,310	10,782

Total Asset-Backed Securities (Cost $13,333)			14,435

SOVEREIGN ISSUES 0.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	205,600	105,975

Total Sovereign Issues (Cost $96,990)			105,975

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)		1,180,515	1,865

Local Insight Media Holdings, Inc.	6,323	273

		2,138

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (m)	170,260	505
NVHL S.A. ‘B’ (m)	170,260	505
NVHL S.A. ‘C’ (m)	170,260	505
NVHL S.A. ‘D’ (m)	170,260	505
NVHL S.A. ‘E’ (m)	170,260	506
NVHL S.A. ‘F’ (m)	170,260	506
NVHL S.A. ‘G’ (m)	170,260	506
NVHL S.A. ‘H’ (m)	170,260	506
NVHL S.A. ‘I’ (m)	170,260	506
NVHL S.A. ‘J’ (m)	170,260	506

		5,056

Total Common Stocks (Cost $42,134)		7,194

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 03/15/2013 (e)	30,550	37,424

Total Convertible Preferred Securities (Cost $21,785)		37,424

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 01/30/2013 (e)	40,500	39,780
GMAC Capital Trust
8.125% due 02/15/2040	900,000	23,985

Total Preferred Securities (Cost $60,764)		63,765

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$2,538	2,538

(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $2,591. Repurchase proceeds are $2,538.)
U.S. TREASURY BILLS 0.1%
0.141% due 01/10/2013 - 12/12/2013 (d)(j)(k)	25,698	25,667

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 7.2%
PIMCO Short-Term Floating NAV Portfolio	35,455,249	354,800
PIMCO Short-Term Floating NAV Portfolio III	101,795,188	1,017,443

		1,372,243

Total Short-Term Instruments (Cost $1,401,543)		1,400,448

Total Investments 99.3% (Cost $17,796,049)		$19,006,788
Other Assets and Liabilities (Net) 0.7%		127,641

Net Assets 100.0%		$19,134,429

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $33,567 at a weighted average interest rate of (0.391%).

(i)	Securities with an aggregate market value of $38,082 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Reverse Repurchase Agreements
BCY	(1.750%)	10/02/2012	10/01/2014		$7,821	$(7,786)
	(1.750%)	12/28/2012	09/26/2014		11,381	(11,378)
	(0.750%)	10/17/2011	10/15/2013		14,200	(14,069)
	(0.500%)	07/23/2012	07/19/2014		2,399	(2,394)
	(0.375%)	10/24/2012	10/23/2014		579	(579)
CFR	(3.250%)	12/24/2012	12/31/2013	EUR	876	(1,098)

						$(37,304)

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,581 and cash of $16,364 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-15 5-Year Index	5.000%	12/20/2015	$121,392	$7,179	$12,641
CDX.HY-16 5-Year Index	5.000%	06/20/2016	114,000	5,300	12,140
CDX.HY-18 5-Year Index	5.000%	06/20/2017	54,945	976	2,922
CDX.HY-19 5-Year Index	5.000%	12/20/2017	115,200	641	1,439

				$14,096	$29,142

(k)	Securities with an aggregate market value of $23,086 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(l)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	06/20/2014	0.854%	$4,100	$257	$(246)	$503
AES Corp.	GST	5.000%	12/20/2013	0.554%	11,250	508	(872)	1,380
AES Corp.	RYL	5.000%	12/20/2014	1.155%	5,000	385	20	365
AES Corp.	UAG	5.000%	12/20/2014	1.155%	5,000	385	20	365
Ally Financial, Inc.	BOA	5.000%	09/20/2013	0.355%	37,000	1,316	(9,712)	11,028
ARAMARK Corp.	CBK	5.000%	03/20/2014	0.612%	5,100	282	(139)	421
Biomet, Inc.	CBK	6.500%	06/20/2014	1.578%	3,000	219	0	219
Biomet, Inc.	JPM	8.000%	03/20/2014	1.609%	4,000	319	0	319
Biomet, Inc.	MYC	3.550%	03/20/2013	0.552%	1,500	12	0	12
Cablevision Systems Corp.	UAG	1.450%	09/20/2013	1.405%	2,600	2	0	2
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	1.166%	2,900	196	(261)	457
Community Health Systems, Inc.	GST	5.000%	12/20/2013	0.539%	22,500	1,020	(2,231)	3,251
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	0.539%	3,750	170	(366)	536
CSC Holdings LLC	MYC	3.650%	03/20/2013	0.480%	1,500	12	0	12
El Paso Corp.	GST	5.000%	09/20/2014	0.832%	30,325	2,228	(2,881)	5,109
HCA, Inc.	BOA	4.650%	09/20/2013	0.345%	3,000	99	0	99
HCA, Inc.	FBF	5.000%	06/20/2014	1.691%	9,600	471	(1,050)	1,521
NRG Energy, Inc.	BOA	5.500%	12/20/2013	0.442%	5,250	270	0	270
NRG Energy, Inc.	FBF	5.000%	12/20/2013	0.442%	3,750	174	(42)	216
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.297%	6,875	206	0	206
NRG Energy, Inc.	JPM	5.380%	12/20/2013	0.442%	4,500	226	0	226
SLM Corp.	BOA	5.000%	09/20/2014	1.244%	18,650	1,234	(2,611)	3,845
SLM Corp.	BRC	5.000%	12/20/2013	0.620%	4,250	189	(468)	657
SLM Corp.	DUB	5.000%	09/20/2014	1.244%	2,000	132	(225)	357
SLM Corp.	MYC	5.000%	06/20/2014	1.018%	6,000	362	(1,020)	1,382
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	1.442%	2,000	125	(230)	355
SunGard Data Systems, Inc.	CBK	5.000%	03/20/2014	0.700%	4,000	217	(261)	478
SunGard Data Systems, Inc.	MYC	3.800%	03/20/2013	1.817%	1,500	8	0	8
TRW Automotive Holdings Corp.	UAG	1.150%	03/20/2013	0.351%	2,000	4	0	4

						$11,028	$(22,575)	$33,603

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$25,440	$1,441	$(63)	$1,504
CDX.HY-15 5-Year Index	RYL	5.000%	12/20/2015	72,000	4,077	(614)	4,691
CDX.HY-15 5-Year Index	UAG	5.000%	12/20/2015	49,008	2,775	1,930	845
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	7,200	324	13	311
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	58,320	2,625	782	1,843
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	24,750	402	(882)	1,284

					$11,644	$1,166	$10,478

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$717	$726	0.01%
NVHL S.A. ‘A’			03/09/2012	553	505	0.01%
NVHL S.A. ‘B’			03/09/2012	553	505	0.01%
NVHL S.A. ‘C’			03/09/2012	554	505	0.00%
NVHL S.A. ‘D’			03/09/2012	554	505	0.00%
NVHL S.A. ‘E’			03/09/2012	554	506	0.00%
NVHL S.A. ‘F’			03/09/2012	554	506	0.00%
NVHL S.A. ‘G’			03/09/2012	554	506	0.00%
NVHL S.A. ‘H’			03/09/2012	554	506	0.00%
NVHL S.A. ‘I’			03/09/2012	554	506	0.00%
NVHL S.A. ‘J’			03/09/2012	554	506	0.00%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/16/2003	474	480	0.00%

				$6,729	$6,262	0.03%

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	313,260		$404,078	BOA	$0	$(9,410)	$(9,410)
01/2013		204,142		264,428	BPS	3	(5,033)	(5,030)
01/2013		234		303	BRC	0	(6)	(6)
01/2013		32,201		42,294	CBK	0	(211)	(211)
01/2013		389,008		505,878	FBF	0	(7,594)	(7,594)
01/2013		3,776		4,940	RYL	0	(44)	(44)
01/2013	GBP	156,137		249,357	BOA	0	(4,279)	(4,279)
01/2013		211		338	BRC	0	(5)	(5)
01/2013		426		683	DUB	0	(9)	(9)
01/2013		1,051		1,696	RYL	0	(11)	(11)
01/2013		2,140		3,448	UAG	0	(28)	(28)
01/2013		$591,685	EUR	446,386	BOA	0	(2,477)	(2,477)
01/2013		295,272		223,721	BRC	39	(11)	28
01/2013		11,439		8,784	DUB	155	0	155
01/2013		313,258		236,103	JPM	122	(1,735)	(1,613)
01/2013		2,656		2,030	MSC	23	0	23
01/2013		4,426		3,419	RBC	87	0	87
01/2013		3,039		2,337	RYL	46	0	46
01/2013		1,007	GBP	627	BPS	12	0	12
01/2013		4,624		2,872	DUB	42	0	42
01/2013		548		342	FBF	8	0	8
01/2013		254,232		156,124	GSC	0	(617)	(617)
02/2013	BRL	125,593		$60,838	HUS	0	(244)	(244)
02/2013	CHF	22,468		23,884	CBK	0	(701)	(701)
02/2013	CNY	102,077		16,057	GLM	0	(168)	(168)
02/2013	EUR	446,386		591,879	BOA	2,511	0	2,511
02/2013		222,245		293,458	BRC	25	0	25
02/2013		2,557		3,388	CBK	12	0	12
02/2013		225,335		299,258	JPM	1,746	0	1,746
02/2013	GBP	156,124		254,207	GSC	613	0	613
02/2013		$402	CHF	367	HUS	0	(1)	(1)
02/2013		16,194	CNY	102,077	UAG	32	0	32
02/2013		2,565	EUR	1,945	RYL	3	0	3
03/2013	CAD	35,980		$36,416	CBK	303	0	303
03/2013	GBP	219		356	HUS	1	0	1

						$5,783	$(32,584)	$(26,801)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$651,593	$0	$651,593
Corporate Bonds & Notes
Banking & Finance	0	2,181,925	0	2,181,925
Industrials	0	12,758,622	30,825	12,789,447
Utilities	0	1,615,267	31,214	1,646,481
Municipal Bonds & Notes
California	0	8,267	0	8,267
Puerto Rico	0	259	0	259
Mortgage-Backed Securities	0	99,575	0	99,575
Asset-Backed Securities	0	14,435	0	14,435
Sovereign Issues	0	105,975	0	105,975
Common Stocks
Consumer Discretionary	1,865	0	273	2,138
Health Care	0	0	5,056	5,056
Convertible Preferred Securities
Banking & Finance	0	37,424	0	37,424
Preferred Securities
Banking & Finance	23,985	39,780	0	63,765
Short-Term Instruments
Repurchase Agreements	0	2,538	0	2,538
U.S. Treasury Bills	0	25,667	0	25,667
Central Funds Used for Cash Management Purposes	1,372,243	0	0	1,372,243
	$1,398,093	$17,541,327	$67,368	$19,006,788

Financial Derivative Instruments - Assets
Credit Contracts	0	73,223	0	73,223
Foreign Exchange Contracts	0	5,783	0	5,783
	$0	$79,006	$0	$79,006

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(32,584)	$0	$(32,584)

Totals	$1,398,093	$17,587,749	$67,368	$19,053,210

(ii) There were assets and liabilities valued at $44,480 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$40,260	$0	$(5,245)	$(442)	$297	$681	$0	$(4,726)	$30,825	$891
Utilities	35,759	0	(5,359)	(55)	(45)	914	0	0	31,214	614
Common Stocks
Consumer Discretionary	183	0	0	0	0	90	0	0	273	90
Health Care	0	5,538	0	0	0	(482)	0	0	5,056	(482)

Totals	$76,202	$5,538	$(10,604)	$(497)	$252	$1,203	$0	$(4,726)	$67,368	$1,113

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,503	Benchmark Pricing	Base Price	101.00 - 101.31
	29,322	Third Party Vendor	Broker Quote	104.00 - 115.75
Utilities	479	Benchmark Pricing	Base Price	101.26
	30,735	Third Party Vendor	Broker Quote	97.00
Common Stocks
Consumer Discretionary	273	Other Valuation Techniques (3)	—	—
Health Care	5,056	Market Comparable Companies	EBITDA multiples	6.00 - 8.00
			Revenue multiples	0.80 - 1.20
			Discount for lack of marketability	15.00 - 25.00
			Control Premium	5.00 - 10.00

Total	$67,368

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.5%
ALABAMA 2.8%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$2,000	$2,103
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	258
5.250% due 03/01/2036	500	513
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2011
5.375% due 12/01/2035	9,800	10,856

		13,730

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	630

ARIZONA 3.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	4,750	4,678
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	5,000	5,417
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,366
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,605
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	963
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,860
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	861

		16,750

CALIFORNIA 9.5%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,749
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	655
7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,171
7.750% due 04/01/2031	950	1,127
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,092
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	597
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	3,000	3,401
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2037	5,500	6,006
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	320	350
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,190	6,824
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2025	790	845
5.000% due 09/01/2026	1,225	1,301
5.000% due 09/01/2030	1,000	1,048
5.000% due 09/01/2034	1,800	1,858
5.000% due 09/01/2038	625	638
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,172
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	2,860	2,713
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	2,000	2,228
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,240	4,465
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2039	5,445	1,500
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2012
5.000% due 09/01/2027	860	896
5.000% due 09/01/2032	1,250	1,289
5.000% due 09/01/2037	1,250	1,259

Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	526
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	2,130	732

		45,943

COLORADO 2.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	755	736
5.750% due 05/15/2037	805	595
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,300
5.900% due 08/01/2037	1,000	1,012
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,078
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	411
5.450% due 12/01/2034	1,000	770
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	400
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	705
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,859
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	884

		11,750

CONNECTICUT 1.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, (AGM/CR Insured), Series 2011
5.000% due 07/01/2041	5,000	5,443
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,733
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	956	1,069

		9,245

DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
4.625% due 09/01/2032	1,650	1,723
5.000% due 09/01/2042	675	711

		2,434

FLORIDA 5.2%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,221
8.000% due 10/01/2046	1,250	1,514
Beacon Lakes Community Development District, Florida Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	395	401
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	4,250	4,739
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	257
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	340
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,044
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	971
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,500
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2027	3,650	4,341
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,520
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,400
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,599
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,701
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	789

		25,337

GEORGIA 1.4%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	3,000	3,374
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	256

DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,180
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	244
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,528

		6,582

HAWAII 0.2%
Hawaii State Department of Budget & Finance Revenue Bonds, Series 2012
5.250% due 11/15/2037	1,000	1,049

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,205

ILLINOIS 2.4%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,012
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,440
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,963
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	807
Illinois Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,215	1,162
6.000% due 03/01/2037 ^	1,775	599
6.100% due 12/01/2041	675	614
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	540
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,426
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,031

		11,614

INDIANA 3.4%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	399
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,155
Indiana Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,097
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,045
6.000% due 01/01/2039	1,000	1,190
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,848
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,820
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,747

		16,401

IOWA 0.7%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,089
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	835
5.500% due 11/15/2037	1,650	1,455

		3,379

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	235
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	136

		371

KENTUCKY 0.1%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	519

LOUISIANA 1.6%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,218
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,639
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	591
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	3,000	3,073

		7,521

MAINE 1.0%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,086

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	280
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	389
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	306

		975

MASSACHUSETTS 2.1%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,321
Massachusetts Development Finance Agency Revenue Bonds, Series 2012
5.250% due 07/01/2042	1,200	1,333
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,240	1,414
Massachusetts Port Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,000	2,241
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	3,000	3,643

		9,952

MICHIGAN 2.2%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	274
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,097
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	345
East Lansing Economic Development Corp. Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	735
Global Preparatory Academy, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	201
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,049
Meridian Economic Development Corp. Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	860	860
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	676
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (f)	225	228
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,049
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	639
Wayne County, Michigan Airport Authority Revenue Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,316

		10,469

MINNESOTA 0.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	393
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	697
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	661
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,150

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	508

		3,409

MISSOURI 0.7%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	750	165
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	269
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	198
5.550% due 10/01/2036	45	35
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,564
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	170	177
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	268
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	505

		3,181

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	674

NEW JERSEY 3.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2042	5,700	6,343
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,724
5.000% due 06/01/2041	9,430	8,580

		18,707

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	578

NEW YORK 8.0%
Brooklyn Arena Local Development Corp. New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,083
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	154
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	7,675	8,744
5.750% due 02/15/2047	5,000	5,932
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,500	2,826
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	258
6.700% due 01/01/2043	1,500	979
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031 ^	150	173
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,000	11,946
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	601
Niagara Area Development Corp. New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,051

		38,747

NORTH CAROLINA 0.8%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	147
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,024
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	816
6.000% due 04/01/2038	500	526
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	612

Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	870

		4,106

OHIO 7.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	914
5.875% due 06/01/2047	17,250	15,493
6.500% due 06/01/2047	9,750	9,514
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	554
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,533
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,606

		35,614

OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	221

PENNSYLVANIA 3.4%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	827
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	544
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	533
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,292
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	500	395
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	269
6.375% due 07/01/2030	1,000	1,076
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	574
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	453
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2030	1,000	1,112
5.000% due 10/01/2035	700	765
5.000% due 10/01/2044	2,000	2,168
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	2,000	2,193
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,678
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	530	545

		16,424

RHODE ISLAND 1.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	25	25
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,080

		6,105

SOUTH CAROLINA 0.6%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,964
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	23
6.000% due 11/15/2042	1,426	1,060

		3,047

TENNESSEE 2.2%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,130
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	601
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	67	1

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	8,000	8,918

		10,650

TEXAS 21.0%
Brazos River Authority, Texas Revenue Bonds, Series 2001
8.250% due 05/01/2033	1,300	211
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	60
Brazos River Authority, Texas Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	186
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,171
Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	569
Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,130
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	5,000	5,696
5.000% due 11/01/2035	2,000	2,209
Guadalupe-Blanco River Authority Industrial Development Corp. Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	873
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	10,000	10,318
5.000% due 11/15/2037	10,000	11,268
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	938
Houston Higher Education Finance Corp. Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	570
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,547
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,237
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,922
Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	500	545
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012
5.000% due 05/15/2039	5,000	5,641
Lubbock Health Facilities Development Corp. Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	274
Lufkin Health Facilities Development Corp. Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	776
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	169
5.750% due 01/01/2033	350	389
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,286
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,135
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	577
Red River Health Facilities Development Corp. Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,010
5.500% due 01/01/2032	500	522
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,123
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,352
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	2,049
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	3,835	4,213
5.000% due 12/15/2028	12,000	13,090
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,851
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,364
Texas Transportation Commission Revenue Bonds, Series 2012
5.000% due 08/15/2041	6,000	6,505
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,162

		101,938

UTAH 1.4%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	504
5.700% due 11/15/2036	1,000	1,004
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,590
5.875% due 06/15/2037	1,750	1,756
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	669

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	442

		6,965

VIRGINIA 4.0%
Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue Bonds, Series 2012
0.000% due 07/15/2032 (a)	1,500	917
0.000% due 07/15/2040 (a)	2,600	1,564
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 01/01/2032	2,000	2,048
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	428
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	536
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,058
Virginia Small Business Financing Authority Revenue Bonds, Series 2012
5.000% due 01/01/2040	3,500	3,584
5.500% due 01/01/2042	8,750	9,469

		19,604

WASHINGTON 0.5%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,086
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	307
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	855

		2,248

WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	519
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	635

		1,154

WISCONSIN 0.7%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	261
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,127
6.625% due 02/15/2032	1,450	1,553

		3,391

Total Municipal Bonds & Notes (Cost $451,878)		477,705

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
0.010% due 01/02/2013	8,925	8,925

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $9,105. Repurchase proceeds are $8,925.)
U.S. TREASURY BILLS 0.2%
0.137% due 03/07/2013 (d)	960	960

Total Short-Term Instruments (Cost $9,885)		9,885

Total Investments 100.5% (Cost $461,763)		$487,590
Other Assets and Liabilities (Net) (0.5%)		(2,218)

Net Assets 100.0%		$485,372

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security becomes interest bearing at a future date.

(b)	Cash of $572 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	190	$349

(c)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $1,917 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$23,000	$125	$(575)

(d)	Securities with an aggregate market value of $710 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	5.892%	$5,000	$(738)	$0	$(738)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$5,500	$94	$126	$(32)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	10,900	185	268	(83)

						$279	$394	$(115)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$225	$228	0.05%

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$13,730	$0	$13,730
Alaska	0	630	0	630
Arizona	0	16,750	0	16,750
California	0	45,943	0	45,943
Colorado	0	11,750	0	11,750
Connecticut	0	9,245	0	9,245
Delaware	0	2,434	0	2,434
Florida	0	25,337	0	25,337
Georgia	0	6,582	0	6,582
Hawaii	0	1,049	0	1,049
Idaho	0	1,205	0	1,205
Illinois	0	11,614	0	11,614
Indiana	0	16,401	0	16,401
Iowa	0	3,379	0	3,379
Kansas	0	371	0	371
Kentucky	0	519	0	519
Louisiana	0	7,521	0	7,521
Maine	0	5,086	0	5,086
Maryland	0	975	0	975
Massachusetts	0	9,952	0	9,952
Michigan	0	10,469	0	10,469
Minnesota	0	3,409	0	3,409
Missouri	0	3,181	0	3,181
Montana	0	674	0	674
New Jersey	0	18,707	0	18,707
New Mexico	0	578	0	578
New York	0	38,747	0	38,747
North Carolina	0	4,106	0	4,106
Ohio	0	35,614	0	35,614
Oregon	0	221	0	221
Pennsylvania	0	16,424	0	16,424
Rhode Island	0	6,105	0	6,105
South Carolina	0	3,047	0	3,047
Tennessee	0	10,650	0	10,650
Texas	0	101,938	0	101,938
Utah	0	6,965	0	6,965
Virginia	0	19,604	0	19,604
Washington	0	2,248	0	2,248
West Virginia	0	1,154	0	1,154
Wisconsin	0	3,391	0	3,391
Short-Term Instruments
Repurchase Agreements	0	8,925	0	8,925
U.S. Treasury Bills	0	960	0	960
	$0	$487,590	$0	$487,590

Financial Derivative Instruments - Assets
Interest Rate Contracts	$349	$0	$0	$349

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(853)	0	(853)
Interest Rate Contracts	0	(575)	0	(575)

	$0	$(1,428)	$0	$(1,428)

Totals	$349	$486,162	$0	$486,511

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.3%
Alliance Boots Holdings Ltd.
3.489% due 07/09/2015	GBP	2,500	$3,981
Bausch & Lomb, Inc.
5.250% due 05/17/2019		$1,493	1,508
Caesars Entertainment Operating Co., Inc.
5.460% due 01/28/2018		1,900	1,702
Cardinal Health, Inc.
4.209% due 09/15/2016		984	991
Clear Channel Communications, Inc.
3.609% due 07/30/2014		1,196	1,167
DaVita, Inc.
4.000% due 11/01/2019		1,000	1,009
First Data Corp.
2.961% due 09/24/2014		172	172
Georgia Gulf Corp.
4.000% due 12/30/2013		5,750	5,718
HCA, Inc.
3.462% due 05/01/2018		500	502
ServiceMaster Co.
2.710% due 07/24/2014		6,452	6,458
Springleaf Financial Funding Co.
5.500% due 05/10/2017		4,250	4,233
Texas Competitive Electric Holdings Co. LLC
4.713% - 4.810% due 10/10/2017		1,920	1,293
U.S. Foods, Inc.
5.750% due 03/31/2017		1,495	1,504
Univision Communications, Inc.
2.212% due 09/29/2014		154	154
WaveDivision Holdings LLC
5.500% due 08/31/2019		1,500	1,518

Total Bank Loan Obligations (Cost $31,876)			31,910

CORPORATE BONDS & NOTES 90.7%
BANKING & FINANCE 12.9%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		6,000	6,030
ABN AMRO Bank NV
4.310% due 03/10/2016 (d)	EUR	7,500	8,290
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	1,135
3.125% due 01/15/2016		4,000	4,006
4.625% due 06/26/2015		1,750	1,825
5.500% due 02/15/2017		5,000	5,372
6.250% due 12/01/2017		4,500	4,998
6.750% due 12/01/2014		500	543
7.500% due 09/15/2020		8,500	10,296
8.000% due 03/15/2020		5,000	6,150
8.000% due 11/01/2031		1,000	1,263
8.300% due 02/12/2015		500	558
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,307
8.625% due 05/22/2068	GBP	500	994
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$1,250	1,250
Bank of America Corp.
0.880% due 05/23/2017	EUR	2,000	2,452
Banque PSA Finance S.A.
3.875% due 01/14/2015		3,000	4,053
4.250% due 02/25/2016		500	682
Barclays Bank PLC
10.179% due 06/12/2021		$3,000	4,101
BBVA International Preferred S.A.U.
8.500% due 10/21/2014 (d)	EUR	1,250	1,610
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		$685	664
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)	EUR	2,724	1,985
BPCE S.A.
4.625% due 07/30/2015 (d)		1,500	1,645
5.250% due 07/30/2014 (d)		500	608
9.000% due 03/17/2015 (d)		3,000	4,217
9.250% due 04/22/2015 (d)		2,000	2,791
12.500% due 08/31/2049 (d)		$2,000	2,323
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	5,000	7,458

Checkout Holding Corp.
0.000% due 11/15/2015		$1,500	1,058
CIT Group, Inc.
5.000% due 05/15/2017		1,000	1,065
5.000% due 08/15/2022		5,000	5,351
5.250% due 03/15/2018		7,500	8,062
Credit Agricole S.A.
5.136% due 02/24/2016 (d)	GBP	1,000	1,333
7.589% due 01/30/2020 (d)		1,500	2,266
7.875% due 10/26/2019 (d)	EUR	500	696
8.375% due 10/13/2019 (d)		$1,000	1,065
9.750% due 12/26/2014 (d)		1,000	1,061
Danske Bank A/S
5.375% due 09/29/2021	GBP	2,250	3,611
E*TRADE Financial Corp.
6.000% due 11/15/2017		$1,000	1,028
6.375% due 11/15/2019		4,000	4,120
6.750% due 06/01/2016		500	529
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		2,500	2,914
6.625% due 08/15/2017		500	585
7.000% due 04/15/2015		750	838
8.000% due 06/01/2014		1,000	1,091
8.000% due 12/15/2016		2,000	2,419
8.700% due 10/01/2014		1,750	1,969
12.000% due 05/15/2015		1,000	1,235
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	7,245
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	3,000	4,432
HBOS PLC
0.990% due 09/01/2016	EUR	250	294
1.011% due 09/06/2017		$1,500	1,298
6.750% due 05/21/2018		5,000	5,406
Hub International Ltd.
8.125% due 10/15/2018		7,500	7,725
ILFC E-Capital Trust
6.250% due 12/21/2065		2,500	2,150
Ineos Finance PLC
7.500% due 05/01/2020		4,000	4,210
9.000% due 05/15/2015		1,000	1,068
9.250% due 05/15/2015	EUR	200	285
International Lease Finance Corp.
6.250% due 05/15/2019		$500	535
8.250% due 12/15/2020		1,000	1,195
8.750% due 03/15/2017		1,000	1,160
Intesa Sanpaolo SpA
8.047% due 06/20/2018 (d)	EUR	3,000	3,890
ISS A/S
8.875% due 05/15/2016		4,000	5,470
KION Finance S.A.
7.875% due 04/15/2018		9,000	12,889
LBG Capital PLC
6.439% due 05/23/2020		3,000	3,943
7.375% due 03/12/2020		100	135
7.588% due 05/12/2020	GBP	2,000	3,419
7.625% due 10/14/2020	EUR	500	687
7.867% due 12/17/2019	GBP	1,500	2,571
7.869% due 08/25/2020		4,200	7,290
7.875% due 11/01/2020		$1,500	1,629
8.000% due 06/15/2020 (d)		250	261
8.875% due 02/07/2020	EUR	343	486
9.125% due 07/15/2020	GBP	250	437
11.040% due 03/19/2020		1,000	1,904
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$500	579
Marina District Finance Co., Inc.
9.500% due 10/15/2015		1,000	975
9.875% due 08/15/2018		750	724
Masonite International Corp.
8.250% due 04/15/2021		4,000	4,300
MCE Finance Ltd.
10.250% due 05/15/2018		3,500	3,999
Milestone Aviation Group LLC
8.625% due 12/15/2017		1,000	1,008
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	622
RBS Capital Trust
2.285% due 03/30/2013 (d)	EUR	1,250	1,152
Regions Bank
7.500% due 05/15/2018		$1,000	1,209
Regions Financial Corp.
7.375% due 12/10/2037		1,775	1,952
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		3,000	3,270

Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		750	755
6.934% due 04/09/2018	EUR	3,000	4,483
7.640% due 09/29/2017 (d)		$1,000	910
7.648% due 09/30/2031 (d)		4,000	4,080
9.118% due 05/01/2013 (d)		250	253
Royal Bank of Scotland NV
1.011% due 03/09/2015		2,000	1,903
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	500	679
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (d)	GBP	1,500	2,583
Santander Issuances S.A.U.
4.500% due 09/30/2019	EUR	300	338
7.300% due 07/27/2019	GBP	600	985
Santander UK PLC
9.625% due 10/30/2023		1,000	1,799
Shearer’s Foods LLC
9.000% due 11/01/2019		$4,500	4,736
SLM Corp.
6.250% due 01/25/2016		500	546
8.000% due 03/25/2020		1,000	1,148
8.450% due 06/15/2018		1,000	1,175
Societe Generale S.A.
9.375% due 09/04/2019 (d)	EUR	5,000	7,407
Springleaf Finance Corp.
4.125% due 11/29/2013		1,500	1,972
6.900% due 12/15/2017		$1,000	900
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	509
10.500% due 02/15/2019		3,300	5,522
UniCredit International Bank Luxembourg S.A.
8.125% due 12/10/2019 (d)	EUR	3,000	3,950
UniCredit SpA
5.000% due 02/01/2016	GBP	3,000	4,728
WaveDivision Escrow LLC
8.125% due 09/01/2020		$7,900	8,216
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,045
7.375% due 02/15/2018	EUR	6,250	8,404
11.750% due 07/15/2017		$2,500	2,631
11.750% due 07/15/2017	EUR	2,500	3,473
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (d)		1,000	1,490

			311,326

INDUSTRIALS 70.6%
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		$4,250	4,484
Affinion Group, Inc.
7.875% due 12/15/2018		2,500	1,919
Aguila S.A.
7.875% due 01/31/2018		3,000	3,195
7.875% due 01/31/2018	CHF	2,500	2,945
Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017		$1,000	1,051
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		3,000	3,330
AK Steel Corp.
8.375% due 04/01/2022		500	433
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		2,000	2,120
8.750% due 11/01/2019	EUR	750	1,044
Alere, Inc.
7.250% due 07/01/2018		$1,500	1,511
8.625% due 10/01/2018		3,500	3,535
Aleris International, Inc.
7.625% due 02/15/2018		6,000	6,135
7.875% due 11/01/2020		1,750	1,757
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,500	5,720
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,605
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,609
Alphabet Holding Co., Inc.
7.750% due 11/01/2017		4,000	4,130
Altice Financing S.A.
7.875% due 12/15/2019		3,000	3,187
Altice Finco S.A.
9.875% due 12/15/2020		2,000	2,165
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	2,020
7.750% due 07/15/2021		500	575

American Tire Distributors, Inc.
9.750% due 06/01/2017		250	266
Ameristar Casinos, Inc.
7.500% due 04/15/2021		4,500	4,899
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,561
7.250% due 08/01/2019		1,000	1,095
9.375% due 12/01/2017		250	276
ARAMARK Corp.
3.813% due 02/01/2015		2,000	2,003
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)		1,900	1,950
Arch Coal, Inc.
7.000% due 06/15/2019		4,250	3,974
7.250% due 06/15/2021		1,150	1,067
ARD Finance S.A.
11.125% due 06/01/2018 (a)		2,059	2,173
11.125% due 06/01/2018 (a)	EUR	1,306	1,802
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		150	217
9.250% due 10/15/2020		11,500	16,606
Armored Autogroup, Inc.
9.250% due 11/01/2018		$375	320
Associated Materials LLC
9.125% due 11/01/2017		3,500	3,570
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,290
9.750% due 11/01/2015		1,500	1,343
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	1,055
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	5,000	8,264
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	750
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	945
BE Aerospace, Inc.
5.250% due 04/01/2022		2,000	2,130
6.875% due 10/01/2020		500	559
Beazer Homes USA, Inc.
6.625% due 04/15/2018		500	531
Berry Plastics Corp.
4.183% due 09/15/2014		3,000	3,015
5.090% due 02/15/2015		1,000	1,004
9.500% due 05/15/2018		8,750	9,669
9.750% due 01/15/2021		5,250	6,077
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	6,250	8,405
9.500% due 06/15/2017		2,100	2,897
BI-LO LLC
9.250% due 02/15/2019		$2,000	2,150
Biomet, Inc.
6.500% due 08/01/2020		5,000	5,331
6.500% due 10/01/2020		14,000	13,982
Boardriders S.A.
8.875% due 12/15/2017	EUR	1,000	1,393
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	383
Bombardier, Inc.
6.125% due 05/15/2021	EUR	1,200	1,707
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$2,000	2,105
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	568
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,215
6.875% due 08/15/2018		500	543
7.500% due 03/15/2020		750	829
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,898	2,050
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (a)		1,500	1,493
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (c)		11,967	10,142
C10 Capital SPV Ltd.
6.277% due 06/30/2017 (d)	EUR	500	442
Cablevision Systems Corp.
5.875% due 09/15/2022		$4,000	4,025
7.750% due 04/15/2018		225	251
8.000% due 04/15/2020		250	283
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		2,250	2,240
10.000% due 12/15/2018		3,750	2,503
11.250% due 06/01/2017		500	538
Calcipar S.A.
6.875% due 05/01/2018		1,000	1,025

Campofrio Food Group S.A.
8.250% due 10/31/2016	EUR	4,000	5,692
Capella Healthcare, Inc.
9.250% due 07/01/2017		$6,000	6,465
Carlson Wagonlit BV
7.500% due 06/15/2019	EUR	2,000	2,831
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$5,000	4,775
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		2,000	2,025
9.500% due 04/15/2015		704	722
9.750% due 04/15/2017	EUR	3,960	5,449
CCO Holdings LLC
5.125% due 02/15/2023		$2,000	2,005
5.250% due 09/30/2022		3,750	3,816
6.500% due 04/30/2021		3,000	3,251
7.000% due 01/15/2019		2,000	2,167
7.250% due 10/30/2017		250	274
CDRT Holding Corp.
9.250% due 10/01/2017 (a)		6,500	6,662
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		2,000	2,105
6.625% due 10/15/2018		1,000	1,105
Cemex Finance LLC
9.625% due 12/14/2017	EUR	1,000	1,432
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$3,000	3,262
Central Garden and Pet Co.
8.250% due 03/01/2018		1,250	1,328
Cequel Communications Escrow LLC
6.375% due 09/15/2020		3,750	3,923
Cequel Communications Holdings LLC
8.625% due 11/15/2017		1,750	1,881
Ceridian Corp.
8.875% due 07/15/2019		1,000	1,090
CHC Helicopter S.A.
9.250% due 10/15/2020		6,500	6,874
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	1,078
7.250% due 12/15/2018		1,000	1,095
9.500% due 02/15/2015		4,000	4,540
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	1,000	1,450
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018		1,500	1,985
CityCenter Holdings LLC
7.625% due 01/15/2016		$500	538
10.750% due 01/15/2017		2,521	2,622
Clean Harbors, Inc.
5.250% due 08/01/2020		2,000	2,095
Clear Channel Communications, Inc.
9.000% due 03/01/2021		3,250	2,917
10.750% due 08/01/2016		2,750	2,090
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		9,000	9,342
7.625% due 03/15/2020		7,500	7,588
Clearwire Communications LLC
12.000% due 12/01/2015		6,000	6,450
CMA CGM S.A.
8.500% due 04/15/2017		1,250	1,009
8.875% due 04/15/2019	EUR	2,500	2,642
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		$1,500	1,440
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	2,000	2,191
Columbus McKinnon Corp.
7.875% due 02/01/2019		$125	135
CommScope, Inc.
8.250% due 01/15/2019		3,500	3,850
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,045
7.125% due 07/15/2020		3,000	3,206
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	1,053
6.500% due 01/15/2022		1,300	1,437
7.000% due 01/15/2021		200	224
8.625% due 10/01/2017		500	547
CONSOL Energy, Inc.
6.375% due 03/01/2021		650	670
8.250% due 04/01/2020		7,000	7,612
Consolidated Container Co. LLC
10.125% due 07/15/2020		3,500	3,762
Constellation Brands, Inc.
6.000% due 05/01/2022		1,000	1,150
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,545	3,598

7.500% due 09/15/2017		2,000	2,834
8.500% due 07/15/2015		50	71
Continental Resources, Inc.
7.125% due 04/01/2021		$500	568
8.250% due 10/01/2019		250	281
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,750	1,800
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		6,000	6,645
10.875% due 12/15/2018	EUR	3,500	5,255
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,620
CPI International, Inc.
8.000% due 02/15/2018		500	491
Crown Americas LLC
6.250% due 02/01/2021		500	551
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	2,147
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,480
8.625% due 02/15/2019		2,500	3,000
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	2,000	2,917
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		$1,500	1,588
6.375% due 11/01/2018		2,000	2,150
6.625% due 11/01/2020		1,500	1,639
Del Monte Corp.
7.625% due 02/15/2019		8,000	8,380
Denbury Resources, Inc.
8.250% due 02/15/2020		1,000	1,130
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	2,500	4,406
Digicel Group Ltd.
8.250% due 09/30/2020		$3,500	3,867
10.500% due 04/15/2018		3,750	4,162
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,160
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,571
DISH DBS Corp.
5.000% due 03/15/2023		3,000	3,015
5.875% due 07/15/2022		2,000	2,160
6.750% due 06/01/2021		1,000	1,145
7.125% due 02/01/2016		2,000	2,250
7.875% due 09/01/2019		2,250	2,677
DJO Finance LLC
7.750% due 04/15/2018		3,500	3,386
9.750% due 10/15/2017		3,000	2,685
9.875% due 04/15/2018		6,000	6,225
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,065
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		2,500	2,691
Edcon Pty. Ltd.
3.433% due 06/15/2014	EUR	4,000	5,095
9.500% due 03/01/2018		$1,000	965
9.500% due 03/01/2018	EUR	250	321
El Paso LLC
7.750% due 01/15/2032		$2,200	2,591
7.800% due 08/01/2031		3,000	3,506
Eldorado Resorts LLC
8.625% due 06/15/2019		500	480
Elizabeth Arden, Inc.
7.375% due 03/15/2021		500	561
Emergency Medical Services Corp.
8.125% due 06/01/2019		5,000	5,516
EN Germany Holdings BV
10.750% due 11/15/2015	EUR	128	159
Endo Health Solutions, Inc.
7.000% due 07/15/2019		$2,000	2,142
7.000% due 12/15/2020		1,000	1,071
Energy Transfer Equity LP
7.500% due 10/15/2020		1,000	1,160
EPE Holdings LLC
8.125% due 12/15/2017		3,000	2,981
ERA Group, Inc.
7.750% due 12/15/2022		1,750	1,728
Exide Technologies
8.625% due 02/01/2018		1,500	1,279
FGI Operating Co. LLC
7.875% due 05/01/2020		750	776
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	5,000	7,412
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		$2,500	2,694

First Data Corp.
6.750% due 11/01/2020		5,000	5,075
7.375% due 06/15/2019		2,000	2,080
8.250% due 01/15/2021		6,250	6,281
12.625% due 01/15/2021		8,250	8,724
First Wind Capital LLC
10.250% due 06/01/2018		2,000	2,065
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	533
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		1,500	1,538
6.875% due 02/01/2018		1,000	1,036
6.875% due 04/01/2022		5,000	5,131
7.000% due 11/01/2015		1,000	1,055
8.250% due 11/01/2019		2,500	2,675
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	5,550	8,141
Forest Oil Corp.
7.250% due 06/15/2019		$1,500	1,515
Gategroup Finance Luxembourg S.A.
6.750% due 03/01/2019	EUR	2,000	2,826
GCL Holdings S.C.A.
9.375% due 04/15/2018		6,000	8,533
General Cable Corp.
5.750% due 10/01/2022		$2,000	2,080
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	278
Graton Economic Development Authority
9.625% due 09/01/2019		3,200	3,444
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,750	1,832
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$11,000	11,302
Griffon Corp.
7.125% due 04/01/2018		1,000	1,065
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,383
Grohe Holding GmbH
4.183% due 09/15/2017	EUR	1,000	1,336
Guala Closures SpA
5.568% due 11/15/2019		2,000	2,653
Gymboree Corp.
9.125% due 12/01/2018		$7,000	6,265
Halcon Resources Corp.
8.875% due 05/15/2021		1,725	1,837
9.750% due 07/15/2020		1,750	1,899
HCA Holdings, Inc.
6.250% due 02/15/2021		3,500	3,596
7.750% due 05/15/2021		5,000	5,450
HCA, Inc.
4.750% due 05/01/2023		5,000	5,100
5.875% due 05/01/2023		6,000	6,225
6.500% due 02/15/2020		3,000	3,382
7.250% due 09/15/2020		1,500	1,669
7.500% due 02/15/2022		5,000	5,750
7.875% due 02/15/2020		1,000	1,118
8.500% due 04/15/2019		2,000	2,240
HD Supply, Inc.
8.125% due 04/15/2019		4,000	4,570
11.000% due 04/15/2020		10,000	11,850
11.500% due 07/15/2020		12,045	13,596
HDTFS, Inc.
5.875% due 10/15/2020		1,000	1,050
6.250% due 10/15/2022		1,500	1,605
Headwaters, Inc.
7.625% due 04/01/2019		5,000	5,337
Health Management Associates, Inc.
7.375% due 01/15/2020		2,000	2,170
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	365
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020		4,000	6,245
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,289
7.375% due 01/15/2021		750	829
7.500% due 10/15/2018		500	555
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		1,000	1,023
8.875% due 02/01/2018		5,000	5,162
9.000% due 11/15/2020		10,250	9,404
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,165
Host Hotels & Resorts LP
5.250% due 03/15/2022		3,000	3,300
6.000% due 11/01/2020		500	553
9.000% due 05/15/2017		1,000	1,075

Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	554
7.625% due 06/15/2021		500	571
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		650	710
Huntsman International LLC
8.625% due 03/15/2020		500	569
8.625% due 03/15/2021		3,000	3,442
Hyva Global BV
8.625% due 03/24/2016		1,000	960
IASIS Healthcare LLC
8.375% due 05/15/2019		11,000	10,450
Igloo Holdings Corp.
8.250% due 12/15/2017		1,250	1,241
Immucor, Inc.
11.125% due 08/15/2019		1,500	1,695
IMS Health, Inc.
6.000% due 11/01/2020		3,000	3,150
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	4,000	5,240
INEOS Group Holdings S.A.
7.875% due 02/15/2016		15,000	19,680
8.500% due 02/15/2016		$1,000	1,000
Infor U.S., Inc.
9.375% due 04/01/2019		5,000	5,637
Inmet Mining Corp.
8.750% due 06/01/2020		5,000	5,487
Intelsat Jackson Holdings S.A.
6.625% due 12/15/2022		8,700	9,015
7.250% due 04/01/2019		2,000	2,160
7.250% due 10/15/2020		5,500	5,997
7.500% due 04/01/2021		1,500	1,661
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,500	1,592
11.500% due 02/04/2017 (a)		11,378	12,132
Interactive Data Corp.
10.250% due 08/01/2018		3,000	3,390
InterGen NV
9.000% due 06/30/2017		2,500	2,250
Interline Brands, Inc.
10.000% due 11/15/2018 (a)		3,500	3,815
inVentiv Health, Inc.
10.000% due 08/15/2018		625	545
Iron Mountain, Inc.
5.750% due 08/15/2024		1,250	1,272
J. Crew Group, Inc.
8.125% due 03/01/2019		5,000	5,312
Jaguar Holding Co.
9.375% due 10/15/2017		5,000	5,275
9.500% due 12/01/2019		2,000	2,280
Jaguar Land Rover PLC
7.750% due 05/15/2018		1,500	1,643
8.125% due 05/15/2018	GBP	1,000	1,806
8.125% due 05/15/2021		$1,000	1,105
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,452
JBS USA LLC
7.250% due 06/01/2021		$3,000	3,022
8.250% due 02/01/2020		1,250	1,331
JMC Steel Group
8.250% due 03/15/2018		3,500	3,675
Kabel Deutschland Holding AG
6.500% due 07/31/2017	EUR	1,000	1,445
Kerling PLC
10.625% due 02/01/2017		450	572
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$3,000	2,932
Kloeckner Pentaplast GmbH & Co. KG
11.625% due 07/15/2017	EUR	7,000	10,348
KM Germany Holdings GmbH
8.750% due 12/15/2020		2,500	3,473
Kraton Polymers LLC
6.750% due 03/01/2019		$1,250	1,298
Labco S.A.S.
8.500% due 01/15/2018	EUR	2,000	2,726
Lamar Media Corp.
5.000% due 05/01/2023		$1,500	1,549
Laredo Petroleum, Inc.
7.375% due 05/01/2022		2,000	2,180
9.500% due 02/15/2019		1,000	1,123
Levi Strauss & Co.
6.875% due 05/01/2022		500	539
7.625% due 05/15/2020		500	548
7.750% due 05/15/2018	EUR	1,000	1,426
Limited Brands, Inc.
6.625% due 04/01/2021		$675	776

LIN Television Corp.
8.375% due 04/15/2018		500	550
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		750	787
8.125% due 05/15/2018		3,000	3,247
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		5,250	4,902
Logo Merger Sub Corp.
8.375% due 10/15/2020		3,250	3,282
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		500	528
Lottomatica Group SpA
8.250% due 03/31/2066	EUR	3,550	4,938
LyondellBasell Industries NV
5.750% due 04/15/2024		$5,000	5,900
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,946
Matterhorn Mobile S.A.
6.750% due 05/15/2019	CHF	750	877
McClatchy Co.
9.000% due 12/15/2022		$6,000	6,157
Mead Products LLC
6.750% due 04/30/2020		2,250	2,374
MGM Resorts International
5.875% due 02/27/2014		500	523
6.625% due 07/15/2015		1,750	1,886
6.625% due 12/15/2021		4,000	4,005
6.750% due 10/01/2020		5,000	5,119
7.500% due 06/01/2016		1,750	1,886
7.625% due 01/15/2017		5,000	5,375
7.750% due 03/15/2022		5,000	5,375
8.625% due 02/01/2019		750	840
10.000% due 11/01/2016		750	872
10.375% due 05/15/2014		1,500	1,714
11.125% due 11/15/2017		1,500	1,643
Michael Foods Group, Inc.
9.750% due 07/15/2018		5,000	5,550
Michael Foods Holding, Inc.
8.500% due 07/15/2018		5,850	5,982
Michaels Stores, Inc.
7.750% due 11/01/2018		4,500	4,961
11.375% due 11/01/2016		500	524
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		5,000	5,337
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		2,500	2,534
9.000% due 01/15/2021		1,750	1,286
Mongolian Mining Corp.
8.875% due 03/29/2017		4,000	4,300
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,500	4,669
8.750% due 09/01/2020		225	258
MultiPlan, Inc.
9.875% due 09/01/2018		7,000	7,840
Mylan, Inc.
6.000% due 11/15/2018		1,500	1,657
7.625% due 07/15/2017		750	843
7.875% due 07/15/2020		750	887
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,000	6,732
8.875% due 12/01/2018		$2,000	2,045
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,703
New Academy Finance Co. LLC
8.000% due 06/15/2018 (a)		4,600	4,680
New Gold, Inc.
7.000% due 04/15/2020		250	268
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,353
6.875% due 02/01/2020		1,000	1,075
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,188
Nielsen Finance LLC
4.500% due 10/01/2020		4,500	4,500
7.750% due 10/15/2018		850	954
Nokia OYJ
5.375% due 05/15/2019		4,000	3,830
Noranda Aluminum Acquisition Corp.
4.524% due 05/15/2015		2,059	1,946
Norcell Sweden Holding AB
10.750% due 09/29/2019	EUR	1,500	2,158
Nordenia International AG
9.750% due 07/15/2017		500	767
Novasep Holding S.A.S.
8.000% due 12/15/2016		$1,013	821

Novelis, Inc.
8.375% due 12/15/2017		2,000	2,215
8.750% due 12/15/2020		5,500	6,160
Nufarm Australia Ltd.
6.375% due 10/15/2019		3,000	3,150
NXP BV
2.960% due 10/15/2013	EUR	280	371
Oasis Petroleum, Inc.
6.500% due 11/01/2021		$2,000	2,135
OGX Austria GmbH
8.375% due 04/01/2022		3,000	2,512
8.500% due 06/01/2018		2,000	1,810
OI European Group BV
6.750% due 09/15/2020	EUR	250	376
Ono Finance PLC
11.125% due 07/15/2019		1,600	2,054
Ontex S.A.
9.000% due 04/15/2019		5,000	7,012
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		$673	739
10.000% due 06/15/2018	EUR	2,250	3,297
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		$2,822	3,104
9.625% due 07/15/2017	EUR	429	625
Pactiv LLC
7.950% due 12/15/2025		$2,000	1,660
8.375% due 04/15/2027		250	210
Party City Holdings, Inc.
8.875% due 08/01/2020		7,000	7,542
Peabody Energy Corp.
6.000% due 11/15/2018		750	801
6.250% due 11/15/2021		3,820	4,078
6.500% due 09/15/2020		1,000	1,078
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	7,000	9,032
Perstorp Holding AB
9.000% due 05/15/2017		3,500	4,828
11.000% due 08/15/2017		$5,000	4,850
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,575
Petco Holdings, Inc.
8.500% due 10/15/2017		12,000	12,390
PetroBakken Energy Ltd.
8.625% due 02/01/2020		4,000	4,080
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		7,500	6,581
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	975	1,438
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$4,750	4,839
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,070
8.750% due 05/15/2020		1,900	2,061
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		5,000	5,350
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,190
6.500% due 11/15/2020		1,750	1,947
6.625% due 05/01/2021		2,000	2,212
6.750% due 02/01/2022		1,000	1,128
6.875% due 02/15/2023		1,500	1,721
7.625% due 06/01/2018		500	529
7.625% due 04/01/2020		2,500	2,800
Ply Gem Industries, Inc.
8.250% due 02/15/2018		6,500	7,052
9.375% due 04/15/2017		8,925	9,527
Polymer Group, Inc.
7.750% due 02/01/2019		1,500	1,616
Polypore International, Inc.
7.500% due 11/15/2017		2,000	2,190
Post Holdings, Inc.
7.375% due 02/15/2022		400	440
PQ Corp.
8.750% due 05/01/2018		6,000	6,330
Priory Group PLC
7.000% due 02/15/2018	GBP	550	952
8.875% due 02/15/2019		1,000	1,681
Production Resource Group, Inc.
8.875% due 05/01/2019		$925	680
PVH Corp.
7.375% due 05/15/2020		1,500	1,689
Quebecor Media, Inc.
7.750% due 03/15/2016		1,704	1,750
Quiksilver, Inc.
6.875% due 04/15/2015		3,750	3,703

QVC, Inc.
7.375% due 10/15/2020		500	556
7.500% due 10/01/2019		250	276
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	6,000	8,761
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$750	739
9.875% due 04/15/2017		1,500	1,065
Rain CII Carbon LLC
8.000% due 12/01/2018		3,000	3,067
8.500% due 01/15/2021	EUR	1,500	2,057
Range Resources Corp.
5.000% due 08/15/2022		$2,000	2,100
5.750% due 06/01/2021		750	806
6.750% due 08/01/2020		320	349
RBS Global, Inc.
8.500% due 05/01/2018		7,250	7,893
Refresco Group BV
7.375% due 05/15/2018	EUR	4,000	5,515
Regal Entertainment Group
9.125% due 08/15/2018		$1,500	1,680
Regency Energy Partners LP
5.500% due 04/15/2023		2,000	2,145
6.875% due 12/01/2018		600	657
Rex Energy Corp.
8.875% due 12/01/2020		7,000	7,035
Rexel S.A.
6.125% due 12/15/2019		2,000	2,110
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,245
6.875% due 02/15/2021		680	736
7.125% due 04/15/2019		2,000	2,160
7.875% due 08/15/2019		1,000	1,118
8.250% due 02/15/2021		5,000	5,100
8.500% due 05/15/2018		2,250	2,317
9.000% due 04/15/2019		4,750	4,964
9.875% due 08/15/2019		2,750	2,956
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	3,950
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		4,500	4,674
Roofing Supply Group LLC
10.000% due 06/01/2020		5,000	5,625
Rottapharm Ltd.
6.125% due 11/15/2019	EUR	1,250	1,718
Ryerson, Inc.
9.000% due 10/15/2017		$5,000	5,119
Sable International Finance Ltd.
8.750% due 02/01/2020		2,000	2,300
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,090
6.875% due 11/15/2019		500	555
Samson Investment Co.
9.750% due 02/15/2020		3,500	3,719
SandRidge Energy, Inc.
7.500% due 03/15/2021		5,000	5,375
8.000% due 06/01/2018		1,000	1,065
8.125% due 10/15/2022		7,250	7,975
8.750% due 01/15/2020		1,000	1,100
9.875% due 05/15/2016		1,000	1,083
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	750	1,069
6.625% due 04/15/2021		$750	744
7.750% due 07/15/2017		500	547
8.375% due 06/15/2019		500	548
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,317
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,066
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,115
7.750% due 02/15/2017	EUR	4,500	6,635
8.500% due 02/15/2019		$3,000	3,405
8.750% due 02/15/2019	EUR	6,000	9,163
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,809
9.250% due 06/15/2019		1,000	1,118
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	276
Sealed Air Corp.
6.500% due 12/01/2020		3,000	3,255
8.125% due 09/15/2019		2,000	2,260
8.375% due 09/15/2021		2,500	2,869
Sealy Mattress Co.
10.875% due 04/15/2016		642	682

Seneca Gaming Corp.
8.250% due 12/01/2018		250	265
Sensata Technologies BV
6.500% due 05/15/2019		2,500	2,675
Sequa Corp.
7.000% due 12/15/2017		2,675	2,705
Serta Simmons Holdings LLC
8.125% due 10/01/2020		11,000	11,055
ServiceMaster Co.
7.000% due 08/15/2020		5,000	5,037
8.000% due 02/15/2020		1,000	1,048
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	266
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		5,000	5,050
Silver Borrower
7.750% due 12/15/2020		7,000	7,280
Simmons Foods, Inc.
10.500% due 11/01/2017		1,500	1,369
Sinclair Television Group, Inc.
6.125% due 10/01/2022		2,000	2,132
Sky Growth Acquisition Corp.
7.375% due 10/15/2020		12,000	12,000
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,322
7.750% due 07/01/2017		1,000	1,170
Snoqualmie Entertainment Authority
4.476% due 02/01/2014		2,000	1,960
9.125% due 02/01/2015		425	429
Sophia LP
9.750% due 01/15/2019		9,500	10,284
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	526
6.625% due 11/15/2022		2,950	3,171
Spectrum Brands, Inc.
6.750% due 03/15/2020		2,500	2,687
9.500% due 06/15/2018		3,000	3,420
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,065
6.375% due 08/15/2022		500	533
STHI Holding Corp.
8.000% due 03/15/2018		3,000	3,262
Studio City Finance Ltd.
8.500% due 12/01/2020		3,000	3,152
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	6,000	8,296
Suburban Propane Partners LP
7.375% due 08/01/2021		$154	168
7.500% due 10/01/2018		422	457
SunGard Data Systems, Inc.
6.625% due 11/01/2019		4,000	4,110
7.375% due 11/15/2018		2,750	2,960
7.625% due 11/15/2020		1,000	1,098
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	5,000	7,286
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	1,000	1,143
7.000% due 12/31/2017	EUR	600	863
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$750	804
Taminco Acquisition Corp.
9.125% due 12/15/2017		7,700	7,642
Taminco Global Chemical Corp.
9.750% due 03/31/2020		5,000	5,500
Techem GmbH
6.125% due 10/01/2019	EUR	1,500	2,133
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$5,500	5,796
5.289% due 12/09/2022	GBP	5,000	8,209
5.375% due 02/02/2026		3,000	4,802
5.462% due 02/16/2021		$1,000	1,069
Tenet Healthcare Corp.
8.000% due 08/01/2020		5,000	5,409
10.000% due 05/01/2018		1,000	1,143
Terex Corp.
6.000% due 05/15/2021		2,300	2,432
6.500% due 04/01/2020		2,250	2,396
Thermon Industries, Inc.
9.500% due 05/01/2017		145	162
TMF Group Holding BV
9.875% due 12/01/2019	EUR	5,250	7,042
Tomkins LLC
9.000% due 10/01/2018		$2,534	2,851
Townsquare Radio LLC
9.000% due 04/01/2019		5,000	5,512

TransDigm, Inc.
5.500% due 10/15/2020		3,000	3,135
7.750% due 12/15/2018		6,000	6,667
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		5,500	5,706
9.625% due 06/15/2018		4,000	4,250
TransUnion LLC
11.375% due 06/15/2018		3,000	3,510
Triumph Group, Inc.
8.625% due 07/15/2018		500	558
Truven Health Analytics, Inc.
10.625% due 06/01/2020		7,000	7,490
United Rentals North America, Inc.
5.750% due 07/15/2018		250	271
6.125% due 06/15/2023		1,000	1,060
7.375% due 05/15/2020		1,000	1,103
7.625% due 04/15/2022		2,500	2,806
8.250% due 02/01/2021		1,000	1,133
8.375% due 09/15/2020		3,000	3,337
10.250% due 11/15/2019		500	583
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	4,000	5,438
5.750% due 01/15/2023		1,500	2,099
7.500% due 03/15/2019		550	797
7.500% due 03/15/2019		$250	276
8.125% due 12/01/2017	EUR	1,000	1,435
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		1,800	2,765
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	554
Univision Communications, Inc.
6.750% due 09/15/2022		3,000	3,112
6.875% due 05/15/2019		2,000	2,090
7.875% due 11/01/2020		1,500	1,631
8.500% due 05/15/2021		11,000	11,412
UPC Holding BV
6.375% due 09/15/2022	EUR	8,750	11,838
8.375% due 08/15/2020		8,250	12,262
UPCB Finance Ltd.
6.375% due 07/01/2020		1,500	2,119
6.625% due 07/01/2020		$2,500	2,691
6.875% due 01/15/2022		750	816
7.625% due 01/15/2020	EUR	1,000	1,457
US Foods, Inc.
8.500% due 06/30/2019		$4,000	4,100
USG Corp.
7.875% due 03/30/2020		1,000	1,118
8.375% due 10/15/2018		1,500	1,673
9.750% due 01/15/2018		4,306	4,898
Valeant Pharmaceuticals International
6.375% due 10/15/2020		250	269
6.500% due 07/15/2016		750	792
6.750% due 10/01/2017		250	271
6.750% due 08/15/2021		4,000	4,310
6.875% due 12/01/2018		2,000	2,165
7.000% due 10/01/2020		3,500	3,824
7.250% due 07/15/2022		2,375	2,607
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		2,000	2,080
8.000% due 02/01/2018		5,000	5,200
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		17	13
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,500	1,271
Viasystems, Inc.
7.875% due 05/01/2019		500	493
Visant Corp.
10.000% due 10/01/2017		2,000	1,805
VPI Escrow Corp.
6.375% due 10/15/2020		1,250	1,347
VWR Funding, Inc.
7.250% due 09/15/2017		10,000	10,550
Walter Energy, Inc.
9.875% due 12/15/2020		5,750	6,440
Warner Chilcott Co. LLC
7.750% due 09/15/2018		7,000	7,490
Welltec A/S
8.000% due 02/01/2019		4,500	4,792
Whiting Petroleum Corp.
6.500% due 10/01/2018		500	540
Windstream Corp.
7.000% due 03/15/2019		1,250	1,284
7.750% due 10/15/2020		1,000	1,085
7.750% due 10/01/2021		1,500	1,628
7.875% due 11/01/2017		1,000	1,130

Wok Acquisition Corp.
10.250% due 06/30/2020		7,000	7,481
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,055
Wynn Las Vegas LLC
5.375% due 03/15/2022		3,000	3,202
7.750% due 08/15/2020		2,000	2,290
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	3,000	4,227
YCC Holdings LLC
10.250% due 02/15/2016 (a)		$2,500	2,594
Zayo Group LLC
8.125% due 01/01/2020		1,000	1,118
10.125% due 07/01/2020		1,500	1,714
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,376

			1,697,577

UTILITIES 7.2%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,250	2,287
6.125% due 07/15/2022		500	541
AES Corp.
7.375% due 07/01/2021		2,750	3,066
8.000% due 10/15/2017		3,000	3,480
8.000% due 06/01/2020		4,000	4,620
Atlas Pipeline Escrow LLC
6.625% due 10/01/2020		500	520
Atlas Pipeline Partners LP
6.625% due 10/01/2020		500	520
Calpine Corp.
7.500% due 02/15/2021		3,150	3,496
7.875% due 07/31/2020		675	761
7.875% due 01/15/2023		900	1,022
Covanta Holding Corp.
6.375% due 10/01/2022		1,500	1,636
7.250% due 12/01/2020		100	111
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		1,500	1,500
Eileme AB
11.750% due 01/31/2020	EUR	4,000	6,204
Energy Future Holdings Corp.
9.750% due 10/15/2019		$79	88
10.000% due 01/15/2020		10,150	11,393
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		2,000	2,140
9.750% due 10/15/2019		500	555
10.000% due 12/01/2020		4,000	4,530
11.750% due 03/01/2022		8,000	8,920
EP Energy LLC
6.875% due 05/01/2019		500	545
9.375% due 05/01/2020		8,000	9,060
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		2,000	2,100
Frontier Communications Corp.
7.125% due 03/15/2019		1,506	1,645
7.125% due 01/15/2023		1,000	1,064
7.875% due 04/15/2015		500	561
8.125% due 10/01/2018		1,500	1,733
Linn Energy LLC
6.500% due 05/15/2019		1,000	1,015
7.750% due 02/01/2021		625	669
MarkWest Energy Partners LP
5.500% due 02/15/2023		1,000	1,090
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		3,000	3,199
Midwest Generation LLC
8.560% due 01/02/2016 ^(f)		886	859
NFR Energy LLC
9.750% due 02/15/2017		11,250	10,884
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,643
9.625% due 06/01/2019		2,500	2,887
NRG Energy, Inc.
6.625% due 03/15/2023		1,250	1,344
7.625% due 01/15/2018		4,000	4,460
7.875% due 05/15/2021		3,000	3,345
8.250% due 09/01/2020		5,000	5,625
8.500% due 06/15/2019		2,000	2,210
Portugal Telecom International Finance BV
5.000% due 11/04/2019	EUR	2,000	2,659
Sprint Capital Corp.
6.875% due 11/15/2028		$6,500	6,792
6.900% due 05/01/2019		7,000	7,665

8.750% due 03/15/2032		8,500	10,434
Sprint Nextel Corp.
6.000% due 12/01/2016		1,500	1,639
6.000% due 11/15/2022		10,000	10,325
7.000% due 03/01/2020		2,000	2,330
8.375% due 08/15/2017		1,500	1,751
9.000% due 11/15/2018		1,500	1,856
Targa Resources Partners LP
5.250% due 05/01/2023		1,000	1,040
6.375% due 08/01/2022		1,000	1,095
6.875% due 02/01/2021		1,000	1,100
Techem Energy Metering Service GmbH & Co. KG
7.875% due 10/01/2020	EUR	2,750	3,993
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014		2,000	2,684
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,700	3,125
VimpelCom Holdings BV
7.504% due 03/01/2022		1,250	1,436

			173,252

Total Corporate Bonds & Notes (Cost $2,070,655)			2,182,155

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Hologic, Inc.
2.000% due 12/15/2037		1,000	1,002

Total Convertible Bonds & Notes (Cost $975)			1,002

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (k)		21,410	63
NVHL S.A. ‘B’ (k)		21,410	63
NVHL S.A. ‘C’ (k)		21,410	63
NVHL S.A. ‘D’ (k)		21,410	63
NVHL S.A. ‘E’ (k)		21,410	64
NVHL S.A. ‘F’ (k)		21,410	64
NVHL S.A. ‘G’ (k)		21,410	64
NVHL S.A. ‘H’ (k)		21,410	64
NVHL S.A. ‘I’ (k)		21,410	64
NVHL S.A. ‘J’ (k)		21,410	64

Total Common Stocks (Cost $697)			636

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 01/30/2013 (d)		6,000	5,893
GMAC Capital Trust
8.125% due 02/15/2040		40,000	1,066

Total Preferred Securities (Cost $6,728)			6,959

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013		$525	525

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $537. Repurchase proceeds are $525.)
U.S. TREASURY BILLS 0.3%
0.141% due 11/14/2013 - 12/12/2013 (b)(i)		8,190	8,179

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 6.3%
PIMCO Short-Term Floating NAV Portfolio		4,542,497	45,457

PIMCO Short-Term Floating NAV Portfolio III	10,637,021	106,317

		151,774

Total Short-Term Instruments (Cost $160,616)		160,478

Total Investments 99.0% (Cost $2,271,547)		$2,383,140
Other Assets and Liabilities (Net) 1.0%		23,175

Net Assets 100.0%		$2,406,315

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $1,680 at a weighted average interest rate of (8.762%).

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $792 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$15,000	$84	$108

(i)	Securities with an aggregate market value of $8,179 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$9,600	$544	$354	$190
CDX.HY-16 5-Year Index	BRC	5.000%	06/20/2016	14,160	637	387	250
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	480	21	2	19
CDX.HY-18 5-Year Index	BOA	5.000%	06/20/2017	9,900	161	(427)	588
CDX.HY-18 5-Year Index	BPS	5.000%	06/20/2017	4,950	143	(189)	332
CDX.HY-18 5-Year Index	CBK	5.000%	06/20/2017	9,900	161	(50)	211
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	81	(176)	257

					$1,748	$(99)	$1,847

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Restricted securities as of December 31, 2012:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$63	0.00%
NVHL S.A. ‘B’	03/09/2012	69	63	0.00%
NVHL S.A. ‘C’	03/09/2012	69	63	0.00%
NVHL S.A. ‘D’	03/09/2012	70	63	0.00%
NVHL S.A. ‘E’	03/09/2012	70	64	0.00%
NVHL S.A. ‘F’	03/09/2012	70	64	0.00%
NVHL S.A. ‘G’	03/09/2012	70	64	0.00%
NVHL S.A. ‘H’	03/09/2012	70	64	0.00%
NVHL S.A. ‘I’	03/09/2012	70	64	0.00%
NVHL S.A. ‘J’	03/09/2012	70	64	0.00%

		$697	$636	0.00%

(l)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	299,620		$388,018	BPS	$0	$(7,465)	$(7,465)
01/2013		1,654		2,146	BRC	0	(38)	(38)
01/2013		11,472		15,044	CBK	1	(100)	(99)
01/2013		948		1,227	FBF	0	(24)	(24)
01/2013		6,251		8,180	HUS	0	(71)	(71)
01/2013		3,296		4,299	RBC	0	(52)	(52)
01/2013		3,121		4,075	RYL	0	(44)	(44)
01/2013	GBP	592		962	BRC	1	0	1
01/2013		$1,403	EUR	1,074	DUB	15	0	15
01/2013		426,491		320,911	UAG	0	(2,904)	(2,904)
02/2013	CHF	4,101		$4,359	CBK	0	(128)	(128)
02/2013	EUR	1,255		1,655	BRC	0	(2)	(2)
02/2013		3,098		4,105	DUB	14	0	14
02/2013		1,259		1,665	HUS	2	0	2
02/2013		321,166		426,957	UAG	2,918	0	2,918
02/2013		$27	CHF	25	BRC	0	0	0
02/2013		545	EUR	412	DUB	0	(1)	(1)
03/2013	CAD	1,754		$1,775	CBK	15	0	15
03/2013	GBP	16,844		27,124	BOA	0	(233)	(233)
03/2013		799		1,282	BPS	0	(15)	(15)
03/2013		1,013		1,624	BRC	0	(22)	(22)
03/2013		27,961		44,973	DUB	0	(439)	(439)
03/2013		954		1,537	UAG	0	(12)	(12)
03/2013		$437	GBP	269	BRC	0	(1)	(1)
03/2013		679		420	RYL	4	0	4

						$2,970	$(11,551)	$(8,581)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$31,910	$0	$31,910
Corporate Bonds & Notes
Banking & Finance	0	309,836	1,490	311,326
Industrials	0	1,690,535	7,042	1,697,577
Utilities	0	172,393	859	173,252
Convertible Bonds & Notes
Industrials	0	1,002	0	1,002
Common Stocks
Health Care	0	0	636	636
Preferred Securities
Banking & Finance	1,066	5,893	0	6,959
Short-Term Instruments
Repurchase Agreements	0	525	0	525
U.S. Treasury Bills	0	8,179	0	8,179
Central Funds Used for Cash Management Purposes	151,774	0	0	151,774
	$152,840	$2,220,273	$10,027	$2,383,140

Financial Derivative Instruments - Assets
Credit Contracts	0	1,955	0	1,955
Foreign Exchange Contracts	0	2,970	0	2,970
	$0	$4,925	$0	$4,925

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(11,551)	$0	$(11,551)

Totals	$152,840	$2,213,647	$10,027	$2,376,514

(ii) There were assets and liabilities valued at $5,513 transferred from Level 1 to 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,349	$0	$0	$0	$0	$141	$0	$0	$1,490	$141
Industrials	0	6,828	0	0	0	214	0	0	7,042	214
Utilities	117	1,084	(354)	3	2	7	0	0	859	12
Common Stocks
Health Care	0	696	0	0	0	(60)	0	0	636	(60)

Totals	$1,466	$8,608	$(354)	$3	$2	$302	$0	$0	$10,027	$307

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,490	Benchmark Pricing	Base Price	113.00
Industrials	7,042	Benchmark Pricing	Base Price	101.44
Utilities	859	Third Party Vendor	Broker Quote	97.00
Common Stocks
Health Care	636	Market Comparable Companies	EBITDA multiples	6.00-8.00
			Revenue multiple	0.80-1.20
			Discount for lack of marketability	15.00-25.00
			Control Premium	5.00-10.00

Total	$10,027

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.8%
AES Corp.
4.250% due 05/27/2018	$2,305	$2,333
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018	9,000	9,090
Allison Transmission, Inc.
4.250% due 08/23/2019	12,469	12,609
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018	3,467	3,497
Bausch & Lomb, Inc.
5.250% due 05/17/2019	9,950	10,053
Biomet, Inc.
3.960% due 07/25/2017	13,550	13,652
CCM Merger, Inc.
6.000% due 03/01/2017	1,796	1,803
Charter Communications, Inc.
4.000% due 05/15/2019	5,955	6,010
Chrysler Group LLC
6.000% due 05/24/2017	9,850	10,080
Clear Channel Communications, Inc.
3.612% due 07/30/2014	44,230	43,138
Colfax Corp.
4.500% due 01/13/2019	2,475	2,501
Community Health Systems, Inc.
2.462% due 07/25/2014	893	896
DaVita, Inc.
4.000% due 11/01/2019	20,700	20,890
Del Monte Foods Co.
4.500% due 02/16/2018	5,992	6,013
Delos Aircraft, Inc.
4.750% due 04/12/2016	14,700	14,884
Emergency Medical Services Corp.
5.250% due 05/25/2018	5,692	5,741
Ferrara Candy Co.
7.500% - 8.500% due 06/18/2018	21,900	22,174
First Data Corp.
2.961% due 09/24/2014	375	376
Fortescue Metals Group Ltd.
5.250% due 10/18/2017	40,898	41,310
GFA Brands, Inc.
7.000% due 07/02/2018	9,700	9,845
Harrah’s Operating Co., Inc.
3.210% - 3.311% due 01/28/2015	14,375	14,175
HCA, Inc.
2.712% due 05/02/2016	9,125	9,130
HD Supply, Inc.
7.250% due 10/12/2017	16,945	17,439
Health Management Associates, Inc.
4.500% due 11/18/2018	2,970	2,998
Hertz Corp.
3.750% due 03/11/2018	5,401	5,405
Hilton Worldwide, Inc.
3.581% due 11/30/2015	108,936	104,999
Hologic, Inc.
4.500% due 08/01/2019	7,481	7,580
Ineos U.S. Finance LLC
6.500% due 04/27/2018	11,414	11,555
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	70,000	70,650
Kinetic Concepts, Inc.
5.500% - 6.500% due 05/04/2018	13,927	14,101
MGM Resorts International
4.250% due 12/20/2019	12,500	12,652
Novelis, Inc.
4.000% due 03/10/2017	2,940	2,969
OSI Restaurant Partners LLC
4.750% - 5.750% due 10/26/2019	12,500	12,639
Par Pharmaceutical Cos., Inc.
5.000% due 09/28/2019	4,489	4,495
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	2,475	2,517
Quintiles Transnational Corp.
4.500% due 06/08/2018	11,574	11,668
Regent Seven Seas Cruises, Inc.
6.250% due 12/21/2018	3,950	4,009
Residential Cap LLC
5.000% due 11/18/2013	15,178	15,273
Rexnord LLC
4.500% due 04/01/2018	2,970	3,001

Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		9,975	10,112
RFC Borrower LLC
6.750% due 11/18/2013		3,000	3,037
Spectrum Brands Holdings, Inc.
5.000% due 12/17/2019	CAD	12,814	12,947
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$279,534	278,399
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		14,600	14,582
Texas Competitive Electric Holdings Co. LLC
4.713% - 4.810% due 10/10/2017		2,870	1,932
TransDigm, Inc.
4.000% due 02/14/2017		14,799	14,918
Tribune Co.
4.000% due 12/31/2019		1,400	1,400
Univision Communications, Inc.
2.212% due 09/29/2014		6,943	6,946
4.462% due 03/31/2017		95,575	94,194
Valeant Pharmaceuticals International
4.250% due 02/13/2019		12,500	12,591
Walter Energy, Inc.
5.750% due 04/01/2018		5,000	5,047
Warner Chilcott Co. LLC
4.250% due 03/15/2018		1,977	1,993
Wilsonart International Holdings LLC
5.500% due 10/31/2019		7,500	7,567
WMG Acquisition Corp.
5.250% due 11/01/2018		300	304
Yankee Candle, Co.
5.250% due 04/02/2019		4,062	4,112

Total Bank Loan Obligations (Cost $1,003,819)			1,034,231

CORPORATE BONDS & NOTES 20.1%
BANKING & FINANCE 11.4%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		12,000	11,976
4.000% due 04/27/2016		10,000	10,579
ABN AMRO Bank NV
2.083% due 01/30/2014		15,000	15,182
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.407% due 01/31/2013 (e)		3,000	3,004
AGFC Capital Trust
6.000% due 01/15/2067		43,500	27,079
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,965
Ally Financial, Inc.
3.709% due 06/20/2014		4,500	4,626
4.625% due 06/26/2015		17,000	17,732
5.500% due 02/15/2017		5,000	5,372
6.000% due 03/15/2019		1,190	1,167
6.200% due 03/15/2016		2,652	2,651
6.750% due 12/01/2014		400	432
7.000% due 05/15/2018		2,380	2,375
7.100% due 01/15/2013		3,000	3,005
7.250% due 09/15/2017		1,778	1,779
7.500% due 12/31/2013		5,000	5,294
7.500% due 11/15/2016		2,040	2,032
8.000% due 03/15/2020		5,000	6,150
American International Group, Inc.
3.750% due 11/30/2013		20,000	20,521
4.250% due 05/15/2013		500	506
5.000% due 06/26/2017	EUR	500	745
6.765% due 11/15/2017	GBP	7,070	13,585
8.625% due 05/22/2068		500	994
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 06/30/2025	EUR	8,700	8,485
4.000% due 04/07/2014		11,000	14,334
4.750% due 12/04/2018		3,000	3,709
AyT Cedulas Cajas Global
4.750% due 05/25/2027		5,100	5,348
Banco do Brasil S.A.
3.058% due 07/02/2014		$1,000	1,010
4.500% due 01/20/2016	EUR	6,000	8,452
5.875% due 01/19/2023		$12,500	13,781
6.000% due 01/22/2020		4,000	4,690
Banco Santander Brasil S.A.
2.408% due 03/18/2014		15,000	14,951
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	21,150
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	500	785

Barclays Bank PLC
14.000% due 06/15/2019 (e)		4,000	8,710
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,338
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,330
BNP Paribas S.A.
7.195% due 06/25/2037 (e)		2,025	2,086
Caisse Centrale du Credit Immobilier de France S.A.
3.096% due 08/09/2013	EUR	51,120	68,064
3.750% due 03/10/2014		15,770	21,190
3.750% due 01/22/2015		17,185	23,171
Cantor Fitzgerald LP
6.375% due 06/26/2015		$11,500	11,654
7.875% due 10/15/2019		7,900	8,200
Cedulas Fondo de Titulizacion de Activos
0.276% due 04/08/2016	EUR	5,000	5,536
4.250% due 03/28/2027		19,200	19,760
4.250% due 04/10/2031		34,400	32,508
CIT Group, Inc.
5.250% due 04/01/2014		$17,800	18,512
Citigroup, Inc.
1.790% due 01/13/2014 (i)(j)		29,000	29,274
2.310% due 08/13/2013		5,000	5,049
4.587% due 12/15/2015		5,000	5,462
6.000% due 08/15/2017		500	589
6.500% due 08/19/2013		5,000	5,174
Credit Agricole S.A.
5.136% due 02/24/2016 (e)	GBP	8,450	11,261
Dexia Credit Local S.A.
5.375% due 07/21/2014 (o)	EUR	22,589	30,498
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$7,000	7,315
Eksportfinans ASA
0.551% due 10/07/2013		900	885
0.553% due 04/05/2013		5,650	5,624
0.890% due 06/16/2015	JPY	100,000	1,063
1.600% due 03/20/2014		51,000	575
1.875% due 04/02/2013		$6,970	6,964
2.000% due 09/15/2015		18,100	17,335
2.375% due 05/25/2016		23,200	22,145
3.000% due 11/17/2014		26,350	26,153
5.500% due 05/25/2016		3,000	3,124
Everglades Re Ltd.
17.791% due 10/31/2015		1,500	1,671
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	3,238
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,600	2,117
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$2,000	2,339
8.000% due 06/01/2014		8,000	8,726
8.700% due 10/01/2014		4,517	5,082
12.000% due 05/15/2015		12,000	14,820
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	5,071
Goldman Sachs Group, Inc.
0.549% due 01/30/2017		10,000	12,545
6.250% due 09/01/2017		$500	590
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,548
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,293
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,400	2,068
HBOS PLC
6.750% due 05/21/2018		$29,500	31,897
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,623
Hospitality Properties Trust
5.000% due 08/15/2022		26,895	28,478
5.125% due 02/15/2015		2,000	2,104
6.300% due 06/15/2016		10,000	11,034
6.700% due 01/15/2018		12,000	13,787
7.875% due 08/15/2014		2,000	2,136
HSBC Finance Corp.
6.676% due 01/15/2021 (j)		20,000	23,744
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	21,333
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	73,449
7.500% due 05/01/2020		$4,400	4,631
8.375% due 02/15/2019		58,900	63,685
9.000% due 05/15/2015		900	961
ING Bank NV
1.358% due 03/15/2013		50,000	50,077

International Lease Finance Corp.
5.625% due 09/20/2013		500	514
5.750% due 05/15/2016		3,800	4,024
5.875% due 05/01/2013		3,950	4,019
6.250% due 05/15/2019		2,600	2,782
6.500% due 09/01/2014		33,900	36,358
6.750% due 09/01/2016		4,000	4,510
7.125% due 09/01/2018		27,100	31,572
8.750% due 03/15/2017		1,500	1,740
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	51,312
5.500% due 08/06/2022		83,000	87,357
Jefferies Group, Inc.
5.125% due 04/13/2018		6,500	6,858
8.500% due 07/15/2019		32,780	39,336
Kilroy Realty LP
4.800% due 07/15/2018		11,000	12,264
5.000% due 11/03/2015		22,000	24,061
Korea Exchange Bank
3.125% due 06/26/2017		10,500	10,953
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,700	2,234
7.588% due 05/12/2020	GBP	13,534	23,140
7.625% due 12/09/2019		2,000	3,421
7.625% due 10/14/2020	EUR	500	687
7.867% due 12/17/2019	GBP	2,300	3,942
7.869% due 08/25/2020		11,200	19,440
7.975% due 09/15/2024		1,700	2,817
9.000% due 12/15/2019		449	788
9.125% due 07/15/2020		651	1,139
9.875% due 02/10/2023		300	531
15.000% due 12/21/2019	EUR	500	934
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014		11,600	15,212
0.488% due 05/30/2014		5,000	6,535
0.655% due 07/22/2014		7,000	9,157
5.450% due 02/05/2013		$28,305	28,429
6.150% due 04/25/2013		21,205	21,547
6.400% due 08/28/2017		2,800	3,290
7.750% due 04/30/2018	GBP	3,300	6,537
Morgan Stanley
0.489% due 11/29/2013	EUR	25,000	32,906
0.630% due 01/16/2017		10,000	12,401
5.950% due 12/28/2017		$3,502	3,969
6.625% due 04/01/2018		7,000	8,256
7.300% due 05/13/2019		28,250	34,350
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		1,125	1,176
Panther CDO BV
1.453% due 02/24/2016	GBP	467	740
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	95,000	130,098
Piper Jaffray Cos.
4.811% due 11/30/2015		$15,000	14,986
Pitch1
5.125% due 07/20/2022	EUR	2,400	2,823
ProLogis LP
4.000% due 01/15/2018		$6,000	6,380
6.625% due 12/01/2019		5,000	5,961
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,809
10.250% due 04/15/2017		11,925	13,207
Prudential Covered Trust
2.997% due 09/30/2015		35,625	36,965
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	11,725
Rabobank Group
6.875% due 03/19/2020	EUR	44,150	65,081
RCI Banque S.A.
4.600% due 04/12/2016		$6,400	6,725
Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,835
Royal Bank of Scotland NV
1.011% due 03/09/2015		7,600	7,232
Royal Bank of Scotland PLC
1.047% due 04/11/2016		5,500	5,041
1.051% due 09/29/2015		7,000	6,573
5.625% due 08/24/2020		20,000	23,236
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	44,716
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		68,000	73,695
5.180% due 06/28/2019		36,300	39,930
5.400% due 03/24/2017		4,500	4,930
5.717% due 06/16/2021		34,400	38,593
6.125% due 02/07/2022		40,000	45,800

SL Green Realty Corp.
4.500% due 12/01/2022		31,500	31,658
7.750% due 03/15/2020		21,995	27,366
SLM Corp.
0.513% due 06/17/2013	EUR	300	392
5.000% due 04/15/2015		$300	318
6.250% due 01/25/2016		9,975	10,898
8.000% due 03/25/2020		6,070	6,965
8.450% due 06/15/2018		12,450	14,629
SLM Corp. CPI Linked Bond
4.441% due 06/15/2013		260	261
SLM Student Loan Trust
0.733% due 12/15/2033	EUR	2,380	2,828
Standard Chartered PLC
3.200% due 05/12/2016		$7,500	7,891
3.850% due 04/27/2015		8,150	8,610
5.500% due 11/18/2014		490	529
Stone Street Trust
5.902% due 12/15/2015		13,000	14,240
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		47,400	55,339
Waha Aerospace BV
3.925% due 07/28/2020		14,000	15,208
Wells Operating Partnership LP
5.875% due 04/01/2018		3,000	3,121
Western Union Co.
2.375% due 12/10/2015		3,100	3,116
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,261
7.950% due 03/15/2025		300	379
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	305
11.750% due 07/15/2017		1,000	1,053

			2,440,988

INDUSTRIALS 5.7%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		19,700	20,882
Agrokor DD
8.875% due 02/01/2020		7,000	7,639
9.125% due 02/01/2020	EUR	10,000	14,354
Aguila S.A.
7.875% due 01/31/2018		$500	533
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		500	555
Alion Science and Technology Corp.
12.000% due 11/01/2014 (c)		19,865	19,220
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,368	2,490
8.625% due 04/15/2023		83,530	86,662
10.375% due 01/02/2021		5,147	5,456
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,500	1,624
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,728
6.450% due 09/15/2036		6,500	8,150
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,756
6.500% due 04/15/2040		4,200	4,326
ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,006
Armored Autogroup, Inc.
9.250% due 11/01/2018		900	767
Associated Materials LLC
9.125% due 11/01/2017		1,330	1,357
Avaya, Inc.
7.000% due 04/01/2019		325	306
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		808	856
Bausch & Lomb, Inc.
9.875% due 11/01/2015		761	788
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		23,900	23,602
Berry Plastics Corp.
9.750% due 01/15/2021		750	868
Braskem Finance Ltd.
5.750% due 04/15/2021		15,000	15,862
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,105
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,357
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		5,000	4,978

Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,286
CCO Holdings LLC
8.125% due 04/30/2020		1,300	1,462
Cemex S.A.B. de C.V.
5.311% due 09/30/2015		13,000	13,227
Centex Corp.
6.500% due 05/01/2016		8,500	9,796
Chesapeake Energy Corp.
9.500% due 02/15/2015		10,000	11,350
Chrysler Group LLC
8.250% due 06/15/2021		2,000	2,210
Colt Defense LLC
8.750% due 11/15/2017		23,960	15,754
CONSOL Energy, Inc.
8.250% due 04/01/2020		650	707
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,400	1,473
5.500% due 04/29/2022		1,500	1,567
7.250% due 05/10/2021		7,889	9,112
7.707% due 10/02/2022		4,616	5,216
7.875% due 01/02/2020		3,104	3,197
Continental Airlines, Inc.
6.750% due 09/15/2015		3,750	3,956
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,080
CVS Pass-Through Trust
5.773% due 01/10/2033		6,680	7,901
7.507% due 01/10/2032		4,710	6,227
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,531
6.500% due 04/15/2016		14,000	15,610
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021		1,300	1,391
6.200% due 01/02/2020		7,328	8,262
7.750% due 06/17/2021		13,805	15,807
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,225
Denbury Resources, Inc.
8.250% due 02/15/2020		3,000	3,431
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	375
DJO Finance LLC
9.750% due 10/15/2017		1,000	895
El Paso LLC
6.950% due 06/01/2028		500	503
7.750% due 01/15/2032		1,200	1,413
8.050% due 10/15/2030		1,700	1,985
8.250% due 02/15/2016		830	931
Elli Finance U.K. PLC
8.750% due 06/15/2019	GBP	8,400	14,934
Enterprise Inns PLC
6.500% due 12/06/2018		11,318	17,908
FBG Finance Ltd.
5.125% due 06/15/2015		$2,000	2,195
Ferrellgas Partners LP
8.625% due 06/15/2020		650	653
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	806
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,310
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,322
Griffon Corp.
7.125% due 04/01/2018		$125	133
Grohe Holding GmbH
4.183% due 09/15/2017	EUR	400	534
HCA, Inc.
4.750% due 05/01/2023		$80,500	82,110
5.875% due 03/15/2022		7,000	7,647
6.500% due 02/15/2020		55,100	62,126
8.360% due 04/15/2024		3,796	4,109
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015 (j)	EUR	6,000	8,878
7.500% due 10/31/2014		2,000	2,907
7.500% due 04/03/2020		3,000	4,684
8.500% due 10/31/2019		5,000	8,238
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	179
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		150	171
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,091
Jaguar Holding Co.
9.500% due 12/01/2019		500	570

Jaguar Land Rover PLC
8.125% due 05/15/2021		1,000	1,105
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	6,150
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	449
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	987
MGM Resorts International
8.625% due 02/01/2019		200	224
Northwest Airlines Pass-Through Trust
1.062% due 11/20/2015		9,313	9,266
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	315
NXP BV
3.090% due 10/15/2013		1,594	1,600
OGX Austria GmbH
8.375% due 04/01/2022		26,820	22,462
8.500% due 06/01/2018		96,760	87,568
Peabody Energy Corp.
6.250% due 11/15/2021		500	534
Pernod-Ricard S.A.
5.750% due 04/07/2021		13,000	15,561
Perstorp Holding AB
8.750% due 05/15/2017		8,050	8,332
PetroBakken Energy Ltd.
8.625% due 02/01/2020		2,000	2,040
PHH Corp.
9.250% due 03/01/2016		3,000	3,517
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		500	509
Pride International, Inc.
6.875% due 08/15/2020		600	759
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	16,695
Punch Taverns Finance Ltd.
7.369% due 06/30/2022		5,208	7,889
Punch Taverns Finance PLC
5.883% due 10/15/2026		7,319	8,441
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		$106,575	110,305
6.875% due 02/15/2021		4,500	4,871
7.875% due 08/15/2019		150	168
8.500% due 05/15/2018		1,500	1,545
9.875% due 08/15/2019		3,000	3,225
Rockies Express Pipeline LLC
3.900% due 04/15/2015		11,755	11,755
5.625% due 04/15/2020		14,175	13,998
6.250% due 07/15/2013		7,739	7,952
6.875% due 04/15/2040		8,257	7,473
Samson Investment Co.
9.750% due 02/15/2020		5,000	5,312
SandRidge Energy, Inc.
7.500% due 03/15/2021		3,000	3,225
Schaeffler Finance BV
7.750% due 02/15/2017		3,730	4,159
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,105
Sonat, Inc.
7.000% due 02/01/2018		500	550
Spirit Issuer PLC
3.216% due 12/28/2031	GBP	750	889
5.472% due 12/28/2034		3,637	4,697
6.582% due 12/28/2027		9,716	14,599
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,088
Stonemor Operating LLC
10.250% due 12/01/2017		5,839	6,043
Suburban Propane Partners LP
7.500% due 10/01/2018		2,533	2,742
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,500	9,713
5.125% due 02/22/2021		3,000	3,339
Thermon Industries, Inc.
9.500% due 05/01/2017		348	388
Times Square Hotel Trust
8.528% due 08/01/2026		2,026	2,392
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	18,321
Tomkins LLC
9.000% due 10/01/2018		325	366
U.S. Airways Pass-Through Trust
4.625% due 12/03/2026		4,800	4,884
5.900% due 04/01/2026		2,500	2,725
7.125% due 04/22/2025		1,415	1,592

UAL Pass-Through Trust
9.750% due 07/15/2018		7,479	8,657
10.400% due 05/01/2018		46,729	53,794
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,500	5,458
United Rentals North America, Inc.
5.750% due 07/15/2018		$150	162
7.625% due 04/15/2022		850	954
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		7,000	7,262
5.750% due 01/15/2023	EUR	1,500	2,099
Univision Communications, Inc.
6.750% due 09/15/2022		$61,750	64,066
6.875% due 05/15/2019		2,000	2,090
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,631
Valeant Pharmaceuticals International
7.000% due 10/01/2020		3,500	3,824
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		1,000	1,040
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	424
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,337
Welltec A/S
8.000% due 02/01/2019		6,000	6,390
Western Express, Inc.
12.500% due 04/15/2015		3,720	2,306
WMG Acquisition Corp.
6.000% due 01/15/2021		1,000	1,060
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,117
Wynn Las Vegas LLC
5.375% due 03/15/2022		750	801

			1,225,908

UTILITIES 3.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		10,400	11,612
AES Corp.
7.375% due 07/01/2021		350	390
8.000% due 10/15/2017		325	377
9.750% due 04/15/2016		1,500	1,800
AES Ironwood LLC
8.857% due 11/30/2025		852	1,003
Calpine Corp.
7.875% due 07/31/2020		2,700	3,044
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,188
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,367
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		106,346	113,790
9.750% due 10/15/2019		3,000	3,330
10.000% due 12/01/2020		20,800	23,556
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		63,564	66,742
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		10,000	10,762
6.212% due 11/22/2016		20,000	22,450
7.288% due 08/16/2037		20,000	26,146
8.146% due 04/11/2018		17,100	21,179
9.250% due 04/23/2019		55,700	74,011
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,091
Midwest Generation LLC
8.560% due 01/02/2016 ^(g)		827	803
NFR Energy LLC
9.750% due 02/15/2017		500	484
NGPL PipeCo LLC
7.119% due 12/15/2017		37,290	40,833
7.768% due 12/15/2037		34,600	36,503
9.625% due 06/01/2019		34,243	39,551
NRG Energy, Inc.
7.875% due 05/15/2021		1,400	1,561
8.250% due 09/01/2020		500	562
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,360
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		23,275	26,243
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		800	828
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		10,800	10,989

4.199% due 03/06/2022		18,500	18,870
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,841
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	4,511
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,036	1,094
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,000	11,425
7.875% due 03/13/2018		5,000	6,094
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	5,000	58
1.500% due 05/30/2014		16,000	181
1.850% due 07/28/2014		16,000	182
2.125% due 03/24/2017	CHF	3,000	2,859
4.500% due 03/24/2014	EUR	28,400	38,116

			632,786

Total Corporate Bonds & Notes (Cost $4,043,634)			4,299,682

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		$25,000	28,140

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	678

Total Convertible Bonds & Notes (Cost $25,707)			28,818

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,801
6.918% due 04/01/2040		7,000	9,660
7.043% due 04/01/2050		2,340	3,413
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		7,000	9,884
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		5,000	6,818

			40,576

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		5,500	7,933

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031		5,500	6,791
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037		2,000	2,489

			9,280

OHIO 0.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047		1,500	1,743

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037		1,000	1,354
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041		1,000	1,383

			2,737

Total Municipal Bonds & Notes (Cost $45,443)			62,269

U.S. GOVERNMENT AGENCIES 23.4%
Fannie Mae
0.268% due 12/25/2036		227	217
0.330% due 03/25/2034		66	65
0.360% due 08/25/2034		27	26
0.430% due 09/25/2031		2,487	2,271
0.560% due 03/25/2044		37	36
0.609% due 04/18/2028 - 09/18/2031		17	17
0.610% due 06/25/2029 - 08/25/2036		72	73
0.619% due 11/25/2021		9	9

0.669% due 07/25/2021	12	12
0.808% due 02/25/2022 (a)	307,525	17,420
0.919% due 08/25/2022	8	8
1.000% due 03/25/2022	14	14
1.019% due 05/25/2022	6	7
1.040% due 04/25/2023	9	9
1.050% due 09/25/2022	6	6
1.069% due 05/25/2018 - 10/25/2020	28	29
1.100% due 01/25/2022	38	39
1.119% due 05/25/2021 - 10/25/2021	43	44
1.206% due 09/25/2018 (a)	200,744	10,926
1.366% due 10/01/2044	11	12
1.419% due 01/25/2024	24	24
1.511% due 09/25/2022	7	7
1.511% due 11/01/2028 (j)	599	626
1.519% due 11/25/2021	30	30
1.560% due 10/01/2040 (j)	113	116
1.820% due 02/01/2032 (j)	47	47
1.840% due 12/01/2035	22	23
1.875% due 07/01/2032 (j)	391	402
1.885% due 12/01/2034 (j)	219	229
1.964% due 01/01/2018	25	26
2.025% due 11/01/2033	14	14
2.080% due 06/01/2025	2	2
2.125% due 07/01/2019 - 07/01/2032 (j)	149	153
2.157% due 12/01/2035	6	7
2.162% due 09/01/2033 (j)	28	30
2.247% due 11/01/2033 (j)	96	102
2.250% due 07/01/2025 - 02/01/2032 (j)	197	201
2.279% due 07/01/2032 (j)	30	30
2.287% due 07/01/2025	2	2
2.306% due 10/01/2025 (j)	63	66
2.310% due 04/01/2017	3	3
2.310% due 08/01/2033 (j)	151	160
2.315% due 05/01/2024 (j)	42	43
2.316% due 10/01/2017	11	12
2.319% due 07/01/2018 - 11/01/2020	20	21
2.319% due 07/01/2018 - 11/01/2020 (j)	61	62
2.321% due 09/01/2035 (j)	33	35
2.325% due 05/01/2024 (j)	96	96
2.340% due 12/01/2032 (j)	32	33
2.344% due 09/01/2017	7	7
2.344% due 03/01/2033 (j)	51	53
2.345% due 12/01/2033 (j)	78	83
2.346% due 03/01/2033 (j)	256	272
2.355% due 08/01/2032 (j)	28	30
2.357% due 03/01/2020	8	8
2.370% due 04/01/2032 (j)	67	71
2.375% due 08/01/2018	26	26
2.418% due 01/01/2018	5	5
2.420% due 03/01/2034 (j)	32	34
2.429% due 06/01/2032 (j)	320	339
2.432% due 04/01/2028	16	17
2.439% due 04/01/2024	9	10
2.450% due 05/01/2018	5	5
2.500% due 07/01/2017 - 01/01/2028	729,170	764,229
2.500% due 09/01/2024 - 10/01/2027 (j)	87,382	91,810
2.520% due 11/01/2029	23	25
2.520% due 09/01/2031 (j)	114	116
2.540% due 06/01/2019	6	6
2.563% due 07/01/2036 (j)	39	42
2.615% due 10/01/2032 (j)	33	36
2.640% due 08/01/2017	11	11
2.663% due 07/01/2017	2	2
2.668% due 09/01/2030 (j)	47	50
2.708% due 10/01/2035 (j)	403	432
2.710% due 07/01/2018	3	3
2.711% due 10/01/2034 (j)	204	218
2.713% due 11/01/2018 - 05/25/2035	97	103
2.721% due 09/01/2017	9	9
2.741% due 04/01/2033	7	8
2.760% due 05/01/2018	23	24
2.775% due 02/01/2032	19	20
2.780% due 03/01/2036 (j)	145	149
2.795% due 01/01/2019	7	7
2.800% due 01/01/2035 (j)	231	234
2.816% due 10/01/2025	3	3
2.875% due 08/01/2032	12	13
2.890% due 08/01/2017	10	10
2.976% due 03/01/2016	2	2
3.000% due 01/01/2028	480,500	507,303
3.079% due 05/01/2019	6	6
3.093% due 02/01/2028	1	1
3.099% due 05/01/2028	3	3
3.125% due 09/01/2016 - 09/01/2017	25	24
3.151% due 01/01/2028	3	3

3.172% due 01/01/2018	4	4
3.191% due 12/01/2027	4	4
3.250% due 09/01/2024 (j)	47	49
3.269% due 01/01/2029 (j)	107	113
3.397% due 09/01/2024	5	6
3.500% due 08/01/2025 - 01/01/2043	274,290	292,700
3.548% due 08/01/2026	10	11
3.840% due 08/01/2021	19,668	22,245
3.875% due 01/01/2027	10	10
4.000% due 03/01/2034 - 02/01/2043	1,177,722	1,264,979
4.062% due 12/01/2027	17	19
4.182% due 03/01/2036 (j)	42	44
4.500% due 11/01/2023 - 09/01/2042	463,087	511,172
4.500% due 04/01/2039 - 05/01/2039 (j)	285,337	320,203
4.500% due 10/01/2039 (i)(j)	73,594	81,731
4.826% due 04/01/2027 (j)	89	89
4.975% due 09/01/2022	25	26
5.000% due 01/01/2016 - 06/25/2043	94,549	110,477
5.020% due 06/01/2033	10,335	11,634
5.160% due 09/01/2018	14	15
5.305% due 10/01/2033	4	5
5.500% due 08/01/2023 - 06/01/2048	39,785	45,736
5.640% due 03/25/2041 (a)	29,589	4,695
5.820% due 06/25/2037 (a)	3,557	540
5.840% due 03/25/2037 (a)	8,896	1,293
5.860% due 12/25/2036 - 02/25/2037 (a)	9,460	1,356
5.890% due 04/25/2037 (a)	6,080	1,019
5.900% due 04/25/2037 (a)	14,230	2,000
5.940% due 08/25/2035 - 11/25/2039 (a)	17,972	3,112
6.000% due 06/25/2029 - 09/01/2040	211,593	233,330
6.061% due 10/01/2036	24	26
6.090% due 01/25/2038 (a)	26,930	3,782
6.140% due 01/25/2040 (a)	20,324	3,889
6.170% due 03/25/2037 (a)	25,080	3,868
6.190% due 05/25/2037 (a)	6,880	1,014
6.200% due 06/25/2037 (a)	20,403	3,279
6.230% due 04/25/2037 (a)	130,769	26,493
6.240% due 12/25/2037 - 10/25/2039 (a)	42,716	5,722
6.290% due 02/25/2029	3,350	3,777
6.290% due 02/25/2037 (a)	16,466	2,756
6.340% due 10/25/2036 - 06/25/2040 (a)	21,723	3,296
6.350% due 06/25/2041 (a)	56,268	9,649
6.390% due 11/25/2035 (a)	4,062	650
6.440% due 11/25/2036 (a)	7,645	1,044
6.490% due 03/25/2036 (a)	14,170	2,188
6.500% due 06/25/2028 - 02/01/2036	980	1,106
6.520% due 10/25/2039 (a)	21,875	3,593
6.580% due 04/25/2037 (a)	9,749	1,779
6.790% due 02/25/2038 (a)	53,167	9,019
6.850% due 12/18/2027	25	29
6.900% due 05/25/2023	83	95
6.990% due 02/25/2037 (a)	5,560	950
7.000% due 07/25/2022 - 01/25/2048	1,030	1,175
7.066% due 06/25/2042	51	61
7.500% due 07/25/2022 - 06/25/2042	206	233
7.917% due 01/17/2040	669	730
8.000% due 07/25/2022	60	66
8.500% due 06/25/2030	421	493
8.600% due 08/25/2019	153	172
16.748% due 03/25/2038	4,293	5,934
19.757% due 04/25/2023 (a)	105	48
Freddie Mac
0.409% due 03/15/2031	291	291
0.470% due 08/25/2031	33	32
0.677% due 01/25/2021 (a)	112,402	4,463
1.456% due 12/25/2021 (a)	48,124	4,801
1.535% due 07/25/2044	27	28
1.546% due 03/25/2019 (a)	53,637	4,360
1.594% due 10/25/2018 (a)	71,314	5,709
1.755% due 08/25/2016 (a)	60,777	2,849
1.761% due 09/25/2018 (a)	31,893	2,759
1.840% due 10/15/2023	484	490
1.875% due 04/01/2017 (j)	156	163
2.100% due 02/01/2033	3	3
2.100% due 06/01/2033 (j)	29	29
2.120% due 08/01/2034	3	3
2.165% due 02/01/2037	9	10
2.235% due 04/01/2036 (j)	25	27
2.291% due 09/01/2023	18	18
2.296% due 05/01/2029 (j)	101	108
2.319% due 06/01/2019	19	20
2.326% due 08/01/2024	13	14
2.348% due 01/01/2033	24	25
2.348% due 05/01/2033 (j)	50	53
2.350% due 01/01/2033	21	22
2.353% due 07/01/2033 (j)	36	39

2.361% due 10/01/2026	2	2
2.362% due 07/01/2034 (j)	199	212
2.366% due 04/01/2033	4	4
2.375% due 07/01/2017 - 11/01/2031 (j)	95	101
2.375% due 01/01/2020 - 05/01/2037	35	36
2.385% due 07/01/2025 (j)	74	74
2.394% due 01/01/2035 (j)	204	217
2.398% due 09/01/2033 (j)	256	273
2.407% due 03/01/2031 (j)	63	67
2.408% due 09/01/2033	15	16
2.413% due 10/01/2032 (j)	67	69
2.415% due 01/01/2037 (j)	594	628
2.434% due 05/01/2035 (j)	132	140
2.443% due 09/01/2034 (j)	166	178
2.448% due 12/01/2034 (j)	42	45
2.455% due 09/01/2032 (j)	107	108
2.480% due 09/01/2031 (j)	257	258
2.499% due 11/01/2036	7	8
2.500% due 08/01/2027 - 10/01/2027	96,780	101,615
2.500% due 08/01/2027 (i)(j)	83,231	87,397
2.520% due 02/01/2036 - 04/01/2036 (j)	72	76
2.522% due 08/01/2036	5	6
2.528% due 03/01/2032 (j)	516	553
2.530% due 11/01/2017	12	12
2.546% due 11/01/2029 (j)	385	413
2.553% due 02/01/2026 (j)	52	56
2.554% due 09/01/2024	26	26
2.603% due 05/01/2019	3	3
2.616% due 06/01/2037	5	5
2.825% due 09/01/2036	4	5
2.843% due 01/01/2035 (j)	156	166
2.855% due 09/01/2037	21	23
2.867% due 09/01/2018	12	12
2.870% due 12/01/2037	12	13
2.875% due 10/01/2024 (j)	42	42
2.883% due 09/01/2037	8	9
2.891% due 02/01/2018	17	18
2.903% due 09/01/2037	19	20
2.915% due 10/01/2035 (j)	262	263
2.984% due 08/01/2037	7	7
2.995% due 09/01/2037	8	9
2.996% due 12/01/2033 (j)	235	252
3.003% due 08/01/2035	14	15
3.006% due 11/01/2035 (j)	185	197
3.036% due 07/01/2033 (j)	131	140
3.050% due 06/01/2019 (j)	35	35
3.087% due 01/25/2019 (a)	25,887	3,948
3.222% due 02/01/2015 (j)	28	28
3.354% due 05/01/2019 (j)	223	226
3.500% due 08/15/2042 - 10/01/2042	47,570	50,745
3.615% due 06/25/2041 (a)	3,500	802
3.699% due 03/01/2025	2	2
3.999% due 03/01/2025 (j)	42	42
4.000% due 04/15/2019 - 01/15/2041	51,483	55,998
5.000% due 02/15/2024 - 05/15/2038	22,435	25,132
5.011% due 03/15/2036 (a)	9,748	1,044
5.500% due 08/15/2036 - 06/15/2041	92,949	109,210
5.625% due 07/01/2037 - 02/01/2038	3,643	3,944
5.741% due 11/15/2037 (a)	38,211	6,098
5.841% due 08/15/2037 (a)	5,569	856
5.991% due 06/15/2038 - 10/15/2042 (a)	25,540	4,548
6.000% due 03/15/2017 - 02/15/2032	12,360	13,788
6.231% due 03/15/2037 (a)	29,669	4,355
6.241% due 06/15/2039 (a)	6,688	947
6.341% due 09/15/2036 (a)	17,466	2,789
6.361% due 09/15/2036 (a)	8,151	1,500
6.441% due 04/15/2036 - 05/15/2036 (a)	46,822	8,026
6.491% due 04/15/2026 - 03/15/2036 (a)	13,152	2,025
6.500% due 11/15/2021 - 04/15/2029	969	1,099
6.541% due 01/15/2037 (a)	5,954	963
6.750% due 01/15/2024	24	24
6.891% due 06/15/2032 (a)	12,397	1,335
6.941% due 08/15/2036 (a)	15,807	2,607
6.991% due 07/15/2034 (a)	3,659	527
7.000% due 10/15/2013 - 12/01/2047	2,163	2,479
7.250% due 09/15/2030	70	82
7.500% due 06/01/2014 - 09/15/2030	644	745
7.507% due 12/15/2042	8,126	8,281
8.500% due 06/15/2031	350	416
8.809% due 05/15/2023	31	38
8.842% due 05/15/2041	4,023	4,251
9.000% due 09/15/2020 - 02/15/2021	166	183
9.482% due 01/15/2041	3,263	3,417
10.442% due 02/15/2040	1,313	1,377
15.682% due 12/15/2031 - 02/15/2032	5,201	7,486
16.352% due 09/15/2034	7,297	8,886

19.337% due 02/15/2024		66	109
19.760% due 11/15/2023		65	105
20.053% due 02/15/2024		26	42
20.387% due 10/15/2031		174	261
Ginnie Mae
1.465% due 11/16/2043 (a)		91,712	7,364
1.481% due 03/16/2051 (a)		25,983	1,639
1.625% due 02/20/2024 - 01/20/2035		99	102
1.625% due 02/20/2029 - 10/20/2032 (j)		408	423
1.678% due 10/16/2053 (a)		13,578	1,199
1.750% due 06/20/2022 - 04/20/2032		70	74
1.750% due 10/20/2029 - 06/20/2032 (j)		312	326
2.000% due 08/20/2027		3	3
2.250% due 08/20/2033		17	18
4.000% due 10/15/2039 - 09/15/2040		285	314
5.000% due 07/20/2033		909	1,036
5.500% due 04/20/2037		68	85
5.625% due 07/20/2037 - 06/20/2038		3,623	3,982
6.100% due 06/15/2028 - 03/15/2029		1,404	1,591
6.490% due 01/15/2028 - 01/15/2029		1,253	1,421
27.438% due 03/20/2031		824	1,485
Small Business Administration
4.628% due 03/10/2013		179	180
5.370% due 04/01/2028		1,226	1,418
7.100% due 02/01/2017		25	27
7.190% due 12/01/2019		242	271
7.590% due 01/01/2020		134	151
Vendee Mortgage Trust
6.500% due 09/15/2024		179	209

Total U.S. Government Agencies (Cost $4,936,806)			4,989,461

MORTGAGE-BACKED SECURITIES 36.6%
Adjustable Rate Mortgage Trust
0.460% due 10/25/2035		264	224
0.460% due 03/25/2036		1,808	1,080
0.750% due 01/25/2036		345	270
2.860% due 07/25/2035		8,042	6,921
2.989% due 01/25/2036		5,194	4,090
3.001% due 11/25/2035		1,219	992
3.013% due 02/25/2036		168	108
3.111% due 09/25/2035		2,204	2,031
5.063% due 01/25/2036		946	895
5.192% due 11/25/2035		1,147	1,068
American General Mortgage Loan Trust
5.150% due 03/25/2058		382	395
American Home Mortgage Assets LLC
0.400% due 05/25/2046		22,494	15,040
0.400% due 12/25/2046		83,634	53,516
0.400% due 06/25/2047		345	203
1.085% due 11/25/2046		10,302	5,620
1.125% due 09/25/2046		1,248	789
American Home Mortgage Investment Trust
0.510% due 11/25/2045		779	562
0.510% due 05/25/2047		5,600	2,016
2.226% due 10/25/2034		4,694	4,166
2.260% due 12/25/2035		886	626
2.277% due 11/25/2045 ^		63,992	50,344
2.510% due 06/25/2045		2,867	2,830
2.526% due 02/25/2045		37,995	36,997
2.533% due 10/25/2034		923	925
ASG Resecuritization Trust
2.504% due 03/26/2037		592	593
Asti Finance SRL
0.951% due 05/27/2050	EUR	20,349	23,974
AyT Hipotecario
0.423% due 09/15/2035		3,478	4,039
0.454% due 03/18/2035		3,150	3,706
Banc of America Alternative Loan Trust
0.610% due 06/25/2046 ^		$208	126
4.750% due 02/25/2019		55	55
5.500% due 07/25/2020		191	200
5.500% due 12/25/2035		494	463
5.750% due 04/25/2034		1,948	1,956
6.000% due 03/25/2021		97	100
6.000% due 11/25/2034		110	108
6.000% due 12/25/2034		107	106
6.000% due 08/25/2035		3,694	3,225
6.000% due 06/25/2046 ^		883	708
6.000% due 07/25/2046 ^		3,447	2,950
6.194% due 11/25/2021		1,036	1,028
Banc of America Commercial Mortgage Trust
5.598% due 04/10/2049		4,000	4,458
Banc of America Funding Corp.
0.371% due 02/20/2047		24,384	21,846

0.431% due 07/20/2036		1,445	1,311
0.710% due 07/25/2036 ^		160	109
0.710% due 07/26/2036		2,568	2,489
2.423% due 01/26/2037		74	75
2.468% due 06/20/2035		2,082	1,260
2.619% due 05/25/2035		106	29
2.668% due 03/20/2035		1,717	1,701
3.021% due 12/20/2034		1,060	894
3.086% due 05/20/2034		1,396	1,388
3.144% due 09/20/2035 ^		1,290	944
5.041% due 09/20/2035		132	124
5.138% due 11/20/2035		14,105	10,622
5.403% due 03/20/2036		284	246
5.496% due 05/20/2036		1,129	1,111
5.500% due 09/25/2034		511	514
5.500% due 09/25/2035		2,528	2,670
5.500% due 03/25/2036		757	754
5.602% due 03/20/2036		1,238	1,019
5.621% due 01/20/2047 ^		552	403
5.750% due 10/25/2035		56	56
5.888% due 04/25/2037		621	557
5.927% due 10/20/2046 ^		807	599
6.000% due 09/25/2036		12,296	11,900
6.000% due 09/25/2036 ^		3,409	3,029
6.000% due 08/25/2037		1,145	934
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		479,604	479,888
Banc of America Mortgage Trust
2.930% due 03/25/2034		41	40
2.965% due 07/25/2035		1,642	1,554
2.971% due 12/25/2033		489	485
2.971% due 02/25/2034		3,732	3,739
2.997% due 04/25/2034		75	75
2.998% due 05/25/2034		107	106
2.998% due 08/25/2034		1,225	1,228
3.000% due 11/25/2035		2,932	2,567
3.002% due 02/25/2035		1,372	1,378
3.006% due 02/25/2036		4,510	3,787
3.038% due 01/25/2034		1,277	1,281
3.041% due 01/25/2036 ^		901	707
3.049% due 10/25/2034		1,096	1,089
3.058% due 12/25/2033		270	273
3.074% due 09/25/2034		7,788	7,722
3.089% due 04/25/2035		2,305	2,090
3.089% due 10/25/2035		118	106
3.090% due 05/25/2035		890	818
3.094% due 08/25/2034		895	878
3.100% due 04/25/2033		284	287
3.100% due 05/25/2033		66	68
3.102% due 11/25/2035		1,221	1,078
3.109% due 05/25/2034		2,514	2,487
3.111% due 06/25/2035		643	594
3.114% due 09/25/2035		1,451	1,338
3.116% due 08/25/2033		113	113
3.119% due 05/25/2033		11	11
3.121% due 09/25/2033		618	626
3.160% due 03/25/2033		713	681
3.205% due 02/25/2033		163	161
3.209% due 11/20/2046		193	161
3.627% due 07/20/2032		158	161
4.920% due 11/25/2034		297	295
5.000% due 08/25/2019		159	162
5.061% due 02/25/2035		2,132	2,111
5.081% due 09/25/2035		790	796
5.250% due 07/25/2035		350	329
5.306% due 12/25/2034		676	667
5.426% due 06/25/2035		3,216	3,190
5.500% due 09/25/2035		3,465	3,564
5.500% due 10/25/2035		2,214	2,158
6.000% due 09/25/2037		1,372	1,266
6.500% due 09/25/2033		75	80
Banc of America Re-REMIC Trust
2.146% due 08/17/2038		2,554	2,568
Bankinter FTH
0.353% due 12/15/2040	EUR	6,797	7,648
Bayview Commercial Asset Trust
0.490% due 01/25/2037		$218	148
BCAP LLC Trust
0.411% due 07/26/2036		363	151
2.260% due 11/26/2045		21,511	13,678
2.342% due 05/26/2036		1,994	1,963
2.621% due 11/26/2035		2,103	1,409
2.624% due 11/27/2037		27,867	24,755
2.684% due 03/26/2035		68	44
2.685% due 05/26/2036		21,000	12,856
2.687% due 02/26/2036		74	49

2.736% due 06/26/2035	135	91
2.743% due 10/26/2033	19	13
2.857% due 10/26/2035	31,540	28,071
2.882% due 11/26/2035	38,841	21,599
2.908% due 10/26/2035	10,657	5,993
3.099% due 05/26/2047	23,984	12,795
3.148% due 09/26/2035	46	23
4.927% due 10/26/2037	17,242	14,032
5.250% due 02/26/2036	4,026	4,035
5.250% due 04/26/2037	8,180	7,704
5.346% due 08/26/2035	3,084	3,001
5.500% due 12/26/2035	5,675	5,738
7.349% due 01/26/2036	4,717	2,422
8.345% due 08/26/2022	189	157
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	53	54
2.370% due 02/25/2036	596	580
2.470% due 10/25/2035	1,981	1,919
2.628% due 02/25/2036	549	417
2.631% due 08/25/2035	25,718	23,702
2.653% due 11/25/2034	2,578	2,359
2.673% due 04/25/2034	2,001	1,976
2.756% due 08/25/2033	174	178
2.851% due 01/25/2035	1,093	995
2.860% due 02/25/2035	7,411	7,198
2.885% due 01/25/2035	335	331
2.909% due 03/25/2035	3,373	3,021
2.958% due 04/25/2034	3,200	3,085
2.965% due 01/25/2035	4,331	4,267
2.975% due 08/25/2035	2,563	2,193
2.983% due 01/25/2035	222	212
2.995% due 02/25/2036	93	67
3.080% due 04/25/2034	2,267	2,234
3.087% due 10/25/2034	822	800
3.099% due 05/25/2047 ^	1,218	963
3.102% due 10/25/2034	2,095	1,653
3.108% due 04/25/2034	1,114	1,100
3.211% due 11/25/2034	64	59
3.332% due 07/25/2034	5	5
3.472% due 11/25/2034	640	648
3.588% due 07/25/2034	1,030	1,002
4.823% due 07/25/2034	2,335	2,355
5.136% due 04/25/2033	427	428
5.200% due 08/25/2035	4,127	3,603
5.260% due 03/25/2035	3,796	3,770
5.262% due 11/25/2034	166	160
5.278% due 08/25/2047 ^	7,893	6,832
5.434% due 06/25/2047 ^	214	186
5.449% due 02/25/2036 ^	1,807	1,160
5.461% due 07/25/2036 ^	17,365	14,446
Bear Stearns Alt-A Trust
0.370% due 02/25/2034	175	168
0.370% due 11/25/2036	12,145	6,202
0.370% due 06/25/2046 ^	1,886	971
0.530% due 08/25/2036	41,868	20,623
0.650% due 07/25/2035	777	726
0.690% due 02/25/2036	9,135	6,466
0.850% due 04/25/2034	689	640
0.850% due 07/25/2034	121	110
0.950% due 11/25/2034	258	255
2.662% due 01/25/2036 ^	9,355	5,870
2.672% due 01/25/2035	333	248
2.677% due 04/25/2035	4,288	3,752
2.694% due 09/25/2034	150	137
2.706% due 06/25/2034	3,254	3,149
2.713% due 04/25/2035	1,966	1,533
2.765% due 04/25/2035	2,093	1,766
2.817% due 08/25/2036 ^	479	180
2.817% due 08/25/2036	103	102
2.824% due 02/25/2036	26,812	18,005
2.849% due 09/25/2035 ^	35,145	25,962
2.869% due 09/25/2035	164	122
2.882% due 11/25/2035 ^	967	685
2.902% due 09/25/2047 ^	588	333
2.905% due 02/25/2036	5,766	4,172
2.915% due 04/25/2035	4,590	3,838
2.924% due 11/25/2036	344	231
2.932% due 01/25/2047	1,800	1,142
2.942% due 03/25/2036 ^	2,134	1,310
2.955% due 02/25/2036 ^	424	238
2.960% due 05/25/2035	406	394
3.001% due 09/25/2035	20,062	15,849
3.049% due 02/25/2034	436	438
3.055% due 01/25/2035	804	612
3.558% due 09/25/2034	480	470
5.228% due 11/25/2035 ^	17,889	13,031

5.365% due 05/25/2036 ^		33	18
5.433% due 08/25/2036 ^		9,501	6,554
5.757% due 01/25/2034		438	435
Bear Stearns Commercial Mortgage Securities
0.387% due 02/11/2044 (a)		879,327	4,127
0.399% due 03/15/2022		20,000	19,259
0.859% due 03/15/2022		6,000	5,630
5.484% due 03/13/2040		3,989	3,875
6.000% due 07/15/2031		3,242	3,412
7.000% due 05/20/2030		16,733	19,073
Bear Stearns Mortgage Funding Trust
0.390% due 06/25/2037		7,920	5,492
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		24,839	16,422
2.829% due 12/26/2046		492	281
7.000% due 07/25/2037		51,629	36,323
Bella Vista Mortgage Trust
0.461% due 05/20/2045		721	520
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	130,154	152,899
CC Funding Corp.
0.340% due 05/25/2048		$1,498	1,008
0.390% due 05/25/2036		870	657
0.510% due 08/25/2035		284	228
Celtic Residential Irish Mortgage Securitisation
0.350% due 11/13/2047	EUR	145,428	150,896
0.384% due 03/18/2049		114,300	105,518
0.443% due 12/14/2048		42,583	43,436
0.454% due 04/10/2048		83,151	83,449
0.779% due 12/14/2048	GBP	32,085	40,523
CFCRE Commercial Mortgage Trust
1.472% due 04/15/2044 (a)		$74,802	4,289
Chase Mortgage Finance Corp.
2.900% due 03/25/2037		14,435	12,738
3.003% due 02/25/2037		544	552
3.030% due 07/25/2037		29	30
3.036% due 07/25/2037		301	304
5.000% due 11/25/2033		78	80
5.194% due 12/25/2035		2,648	2,613
5.236% due 01/25/2036 ^		1,780	1,748
5.466% due 12/25/2037		2,320	2,201
5.573% due 03/25/2037		704	650
5.769% due 09/25/2036		75	71
6.000% due 10/25/2036		294	273
6.000% due 12/25/2036		350	354
6.000% due 02/25/2037 ^		5,904	5,366
6.000% due 03/25/2037 ^		3,101	2,676
6.000% due 05/25/2037 ^		1,922	1,685
6.250% due 10/25/2036		15,750	14,722
Chaseflex Trust
0.490% due 05/25/2037		22,564	19,471
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021		353	361
5.500% due 12/25/2021		684	701
5.500% due 06/25/2037		1,098	1,111
5.500% due 07/25/2037		2,958	3,071
5.750% due 06/25/2036		661	673
5.750% due 01/25/2037		333	336
6.000% due 02/25/2036		103	103
Citigroup Commercial Mortgage Trust
0.180% due 05/15/2043 (a)		321,824	2,689
0.789% due 08/15/2021		2,000	1,705
5.485% due 03/17/2051		9,558	10,582
Citigroup Mortgage Loan Trust
1.160% due 09/25/2037		13,527	7,990
5.250% due 03/25/2037		11,260	8,261
5.754% due 11/25/2036		25,991	22,684
Citigroup Mortgage Loan Trust, Inc.
1.841% due 08/25/2035		4,102	3,642
2.530% due 10/25/2035		844	786
2.570% due 03/25/2036		3,117	2,878
2.600% due 05/25/2035		380	374
2.614% due 07/25/2036		231	233
2.689% due 08/25/2035		936	936
2.746% due 05/25/2035		1,221	1,056
2.838% due 09/25/2034		6,108	6,155
2.901% due 03/25/2034		1,128	1,123
2.906% due 09/25/2035		2,291	1,975
2.927% due 07/25/2046 ^		1,007	796
2.930% due 10/25/2035		146	121
3.016% due 03/25/2036		20,463	17,415
3.064% due 09/25/2037 ^		3,562	1,913
3.180% due 02/25/2034		107	91
4.812% due 06/25/2037		806	805
4.825% due 11/25/2036 ^		2,959	2,276
5.500% due 12/25/2020		472	452

5.700% due 07/25/2036	14,762	11,557
5.795% due 06/25/2036	10,004	9,009
6.000% due 02/25/2037	832	874
8.932% due 12/25/2036	60,000	44,462
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	467	474
Citimortgage Alternative Loan Trust
5.240% due 02/25/2037 ^(a)	8,846	1,782
5.500% due 11/25/2021	1,040	1,052
5.500% due 04/25/2022 ^	11,576	11,885
5.750% due 12/25/2036 ^	1,560	1,310
5.750% due 03/25/2037 ^	2,653	2,065
6.000% due 07/25/2036 ^	1,433	1,118
6.000% due 06/25/2037	578	493
6.000% due 10/25/2037 ^	12,195	10,453
Commercial Mortgage Pass-Through Certificates
0.234% due 07/10/2046 (a)	167,463	4,484
0.292% due 05/25/2019 (a)	1,030,305	14,915
0.466% due 12/10/2046 (a)	321,302	1,514
2.260% due 05/15/2045 (a)	16,615	2,303
2.426% due 07/10/2046 (a)	18,747	1,526
3.376% due 06/09/2028	19,296	19,613
6.554% due 07/16/2034	2,000	2,375
Countrywide Alternative Loan Trust
0.330% due 11/25/2036	40,037	27,956
0.370% due 12/25/2046 ^	12,332	9,593
0.370% due 02/25/2047	3,841	2,904
0.380% due 01/25/2037 ^	27,627	20,262
0.390% due 11/25/2036	21,639	15,784
0.390% due 05/25/2047	14,714	10,443
0.390% due 06/25/2047	24,246	15,831
0.391% due 02/20/2047	10,005	6,043
0.400% due 09/25/2046	99,352	67,893
0.400% due 10/25/2046	9,841	7,706
0.401% due 03/20/2047	21,774	14,459
0.411% due 07/20/2046 ^	707	349
0.420% due 05/25/2035	2,199	1,581
0.420% due 07/25/2046	15,477	11,575
0.421% due 05/20/2046	63,644	40,890
0.421% due 07/20/2046 ^	1,355	671
0.421% due 09/20/2046	2,451	1,206
0.430% due 05/25/2035	1,089	753
0.430% due 09/25/2047	60,343	44,540
0.470% due 07/25/2035	170	124
0.480% due 02/25/2036	4,000	2,694
0.490% due 12/25/2035	955	750
0.491% due 09/20/2046	553	94
0.500% due 11/25/2035	3,722	2,383
0.520% due 08/25/2035	3,945	2,511
0.520% due 10/25/2035	213	147
0.520% due 11/25/2035	10,302	7,286
0.531% due 11/20/2035	17,725	11,894
0.540% due 10/25/2035	5,891	3,887
0.541% due 11/20/2035	17,437	11,928
0.560% due 09/25/2034	1,421	1,217
0.560% due 09/25/2035	928	705
0.580% due 02/25/2037	1,067	583
0.610% due 03/25/2034	15	15
0.610% due 06/25/2036 ^	250	150
0.630% due 12/25/2035	1,862	850
0.660% due 09/25/2035	330	236
0.710% due 12/25/2035	8,085	5,380
0.760% due 04/25/2033	23	23
0.980% due 11/25/2035	12,519	9,015
1.010% due 01/25/2036 ^	2,320	1,555
1.012% due 08/25/2046	50,239	33,688
1.015% due 11/25/2046	7,663	4,254
1.140% due 12/25/2035	13,213	9,493
1.265% due 08/25/2035	430	257
1.475% due 07/20/2035	1,289	870
1.565% due 08/25/2035	775	604
1.725% due 08/25/2035	15,047	11,423
1.805% due 06/25/2035	1,070	735
2.560% due 03/25/2047 ^	20,234	14,779
2.779% due 12/25/2035 ^	2,448	1,884
2.883% due 12/25/2035	126	94
2.920% due 02/25/2037 ^	4,237	3,332
3.003% due 06/25/2037	487	366
3.024% due 12/25/2034	28	26
4.890% due 11/25/2035 (a)	16,017	2,799
5.000% due 08/25/2035	4,826	4,251
5.040% due 06/25/2036 (a)	33,613	5,522
5.107% due 06/25/2047	19,362	14,889
5.172% due 10/25/2035	107	95
5.188% due 03/25/2047	420	401
5.250% due 02/25/2021 ^	1,046	1,014

5.264% due 07/25/2021 ^	62	58
5.376% due 08/25/2036	1,887	1,670
5.500% due 08/25/2034	31	31
5.500% due 05/25/2035	1,575	1,580
5.500% due 06/25/2035	1,082	1,059
5.500% due 07/25/2035	372	347
5.500% due 11/25/2035 ^	32,041	28,314
5.500% due 02/25/2036 ^	2,378	1,893
5.750% due 06/25/2036	15,384	12,477
5.750% due 07/25/2037 ^	3,595	2,920
5.750% due 04/25/2047 ^	1,273	917
6.000% due 12/25/2033	59	59
6.000% due 02/25/2034	5	5
6.000% due 02/25/2036 ^	124	102
6.000% due 04/25/2036	2,576	2,014
6.000% due 04/25/2036 ^	38,642	30,568
6.000% due 05/25/2036 ^	551	401
6.000% due 02/25/2037	8,451	6,436
6.000% due 04/25/2037 ^	17,362	13,142
6.000% due 06/25/2037 ^	650	539
6.250% due 12/25/2036 ^	7,849	5,812
6.250% due 08/25/2037 ^	1,579	1,158
6.250% due 11/25/2046	6,364	4,685
6.500% due 06/25/2036 ^	967	657
6.500% due 08/25/2036 ^	220	150
6.500% due 09/25/2036 ^	14,290	10,261
6.500% due 09/25/2036	4,964	3,874
7.000% due 08/25/2034	476	491
7.250% due 08/25/2032	496	519
7.500% due 12/25/2034	216	171
Countrywide Home Loan Mortgage Pass-Through Trust
0.410% due 04/25/2046	2,504	1,755
0.440% due 05/25/2035	604	477
0.480% due 04/25/2035	9	6
0.500% due 02/25/2035	509	364
0.500% due 04/25/2035	15,867	12,358
0.510% due 03/25/2035	4,304	3,331
0.510% due 05/25/2035	25,249	20,141
0.530% due 03/25/2035	8,595	6,424
0.540% due 02/25/2035	2,774	2,243
0.550% due 02/25/2035	3,338	2,908
0.550% due 03/25/2036	56	23
0.560% due 02/25/2036	57	17
0.580% due 02/25/2035	202	155
0.710% due 05/25/2036	12,607	8,971
0.750% due 03/25/2035	1,804	1,580
0.970% due 09/25/2034	234	212
2.291% due 09/25/2034	1,230	1,050
2.491% due 06/20/2034	5,030	4,896
2.528% due 07/25/2034	740	731
2.628% due 02/20/2036	60,498	47,316
2.717% due 03/25/2035	202	149
2.733% due 04/25/2035	1,014	697
2.773% due 09/20/2034	834	648
2.783% due 02/20/2036	13,985	12,069
2.793% due 09/25/2034	127	100
2.795% due 03/25/2037 ^	863	535
2.803% due 02/20/2035	8,609	8,081
2.851% due 02/25/2034	1,139	1,126
2.857% due 09/20/2036 ^	3,656	2,224
2.874% due 08/20/2035	167	131
2.880% due 10/20/2035	4,356	3,763
2.920% due 05/20/2034	324	320
2.928% due 03/25/2035	2,037	1,817
2.931% due 07/19/2033	1,344	1,348
2.934% due 11/20/2034	941	861
2.972% due 02/25/2047 ^	246	174
2.983% due 06/25/2033	331	336
2.990% due 05/25/2034	505	501
2.999% due 12/25/2033	435	426
3.010% due 05/20/2036	12,649	8,013
3.026% due 08/25/2034	264	235
3.027% due 10/25/2033	490	481
3.037% due 05/19/2033	430	432
3.046% due 05/20/2035	5,409	4,683
3.089% due 02/25/2034	144	144
3.090% due 09/25/2047 ^	466	371
3.141% due 02/25/2034	83	82
4.580% due 12/19/2033	224	227
4.859% due 05/20/2036	241	163
5.000% due 04/25/2035	2,907	2,969
5.044% due 04/25/2035 ^	1,107	992
5.151% due 05/20/2036	5,751	3,893
5.250% due 12/25/2027	3,881	3,612
5.250% due 07/25/2034	1,777	1,660
5.278% due 04/20/2036 ^	2,973	2,176

5.500% due 04/25/2035		183	186
5.500% due 08/25/2035		13,804	13,425
5.500% due 09/25/2035		11,371	11,152
5.500% due 10/25/2035		605	603
5.500% due 11/25/2035		350	337
5.500% due 01/25/2036		245	239
5.579% due 06/25/2047		57,028	52,603
5.750% due 08/25/2034		1,507	1,396
5.750% due 02/25/2036		3,602	3,256
5.750% due 02/25/2037		392	349
5.750% due 05/25/2037 ^		2,227	2,032
5.750% due 07/25/2037 ^		4,247	3,946
5.750% due 07/25/2037		288	275
5.850% due 05/25/2036 ^		9,079	7,975
6.000% due 12/25/2035		111	110
6.000% due 05/25/2036 ^		6,897	6,316
6.000% due 03/25/2037 ^		15,702	13,992
6.000% due 04/25/2037 ^		1,668	1,543
6.000% due 05/25/2037 ^		14,918	13,587
6.000% due 07/25/2037		15,090	13,352
6.000% due 08/25/2037 ^		5,871	5,269
6.000% due 10/25/2037		706	687
6.000% due 01/25/2038		32,478	29,664
6.250% due 09/25/2036 ^		1,621	1,391
6.250% due 09/25/2036		3,039	2,603
6.250% due 10/25/2036		367	314
6.500% due 05/25/2037 ^		114	106
6.500% due 10/25/2037 ^		18,272	15,364
6.500% due 11/25/2037		13,152	11,149
Credit Suisse First Boston Mortgage Securities Corp.
0.860% due 11/25/2031		355	290
0.910% due 11/25/2035		3,723	2,540
2.559% due 07/25/2033		265	265
2.573% due 03/25/2034		223	214
2.687% due 08/25/2033		1,141	1,156
2.870% due 09/25/2034		800	817
2.926% due 04/25/2034		88	87
2.981% due 10/25/2033		250	251
3.018% due 11/25/2034		224	226
5.250% due 08/25/2035		254	261
5.250% due 09/25/2035 ^		3,786	3,449
5.500% due 07/25/2035		1,633	1,668
5.500% due 10/25/2035		23,784	22,538
5.750% due 04/22/2033		216	227
6.000% due 11/25/2035 ^		472	315
6.000% due 01/25/2036		9,433	7,330
6.500% due 01/25/2036		935	646
Credit Suisse Mortgage Capital Certificates
0.379% due 10/15/2021		2,769	2,713
0.579% due 10/15/2021		6,000	5,832
0.609% due 10/15/2021		8,500	8,225
0.679% due 10/15/2021		135	130
0.692% due 04/27/2037		38,823	20,672
2.838% due 04/26/2037		1,327	1,347
3.022% due 08/27/2037		212	212
3.833% due 12/27/2035		1,146	1,115
4.000% due 08/27/2037		59,487	48,679
5.509% due 04/15/2047		3,000	3,493
5.663% due 05/26/2037		167	178
6.049% due 02/27/2047		299,257	227,256
7.000% due 08/26/2036		16,631	13,671
7.573% due 04/26/2037		42,933	27,877
Credit Suisse Mortgage Pass-Through Certificates
0.265% due 05/15/2023 (a)		58,600	1,153
CSMC Mortgage-Backed Trust
5.000% due 04/25/2037		4,453	3,886
5.500% due 03/25/2037		2,607	2,522
6.000% due 08/25/2036		11,488	8,335
6.000% due 02/25/2037 ^		1,410	1,222
6.000% due 06/25/2037		10,113	9,041
6.250% due 08/25/2036 ^		5,987	5,248
DBUBS Mortgage Trust
1.392% due 11/10/2046 (a)		115,993	5,643
3.642% due 08/10/2044		8,900	9,706
DECO Series
0.469% due 01/27/2018	EUR	4,027	5,138
0.798% due 01/27/2020	GBP	1,998	2,475
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036		$425	187
0.340% due 08/25/2047		65,841	47,718
0.360% due 02/25/2047		1,072	635
0.520% due 10/25/2035		5	5
0.560% due 06/25/2037		44,236	13,459
3.047% due 10/25/2035		1,669	1,476
5.000% due 10/25/2018		289	299

Deutsche Mortgage Securities, Inc.
2.698% due 06/25/2034		38	35
5.236% due 06/26/2035		2,513	2,567
Downey Savings & Loan Association Mortgage Loan Trust
0.390% due 04/19/2047 ^		398	100
0.460% due 03/19/2045		77	63
0.540% due 09/19/2045		2,107	1,559
0.610% due 11/19/2044		299	164
1.085% due 03/19/2046 ^		314	194
2.461% due 07/19/2044		875	839
2.482% due 07/19/2044		55	51
E-MAC NL BV
2.463% due 07/25/2036	EUR	1,319	1,507
Eclipse Ltd.
0.698% due 01/25/2020	GBP	24,726	38,037
Emerald Mortgages PLC
0.230% due 07/15/2048	EUR	86,420	88,190
European Loan Conduit
0.342% due 05/15/2019		3,708	4,611
Eurosail PLC
0.301% due 03/13/2045		1,503	1,952
0.341% due 03/13/2045		2,790	3,365
0.679% due 12/10/2044	GBP	10,230	15,022
0.679% due 12/15/2044		1,989	3,026
0.679% due 03/13/2045		8,202	12,268
Fannie Mae
3.000% due 06/25/2042 (a)		$17,176	2,299
First Horizon Alternative Mortgage Securities
0.580% due 02/25/2037		645	397
0.960% due 04/25/2036 ^		5,970	3,867
2.432% due 08/25/2035		5,037	4,255
2.528% due 02/25/2036		878	647
2.532% due 08/25/2034		1,070	1,045
2.555% due 09/25/2034		1,288	1,290
2.566% due 04/25/2035		11,208	10,047
2.570% due 09/25/2035		7,068	5,875
2.577% due 02/25/2035		4,684	4,296
2.625% due 03/25/2035		1,939	1,704
5.250% due 02/25/2021		2,479	2,475
5.340% due 04/25/2037 (a)		9,805	2,218
6.000% due 07/25/2036 ^		157	138
6.000% due 08/25/2036 ^		8,146	6,892
6.250% due 08/25/2037 ^		345	273
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		602	525
First Horizon Mortgage Pass-Through Trust
2.425% due 11/25/2037		309	254
2.539% due 02/25/2034		253	257
2.540% due 05/25/2035		2,079	1,744
2.550% due 06/25/2034		347	355
2.564% due 05/25/2036		4,421	3,955
2.567% due 05/25/2037 ^		10,331	7,714
2.575% due 06/25/2035		4,493	4,261
2.576% due 01/25/2037 ^		3,975	3,428
2.598% due 10/25/2035		5,554	4,932
2.613% due 08/25/2035		370	362
2.626% due 05/25/2034		179	178
2.631% due 10/25/2034		938	906
2.750% due 10/25/2035		676	508
4.792% due 02/25/2035		1,546	1,560
5.250% due 05/25/2021		672	613
5.500% due 04/25/2022		572	582
5.710% due 10/25/2034		23	23
5.750% due 10/25/2021		453	456
5.750% due 05/25/2037 ^		1,137	1,004
First Republic Mortgage Loan Trust
0.559% due 11/15/2031		37	37
0.609% due 11/15/2032		115	109
0.709% due 11/15/2030		655	634
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		419,035	2,293
GMAC Commercial Mortgage Securities Trust, Inc.
5.360% due 04/10/2040		6,393	6,452
GMAC Mortgage Corp. Loan Trust
3.350% due 11/19/2035		1,560	1,384
3.490% due 03/18/2035		9,277	8,885
3.509% due 03/18/2035		4,237	4,210
3.629% due 11/19/2035		1,093	1,041
3.716% due 05/25/2035		432	386
4.619% due 10/19/2033		26	27
5.098% due 05/25/2035		2,863	2,848
5.278% due 03/18/2035		80	80
5.484% due 11/19/2035		10,191	10,024
Great Hall Mortgages PLC
0.314% due 03/18/2039	EUR	9,734	11,578
0.334% due 06/18/2038		736	882

0.438% due 06/18/2039	$8,096	7,265
Greenpoint Mortgage Funding Trust
0.390% due 01/25/2037	21,735	12,810
0.410% due 03/25/2047	288	209
0.420% due 04/25/2036	236	152
0.450% due 08/25/2045	779	598
0.470% due 10/25/2045	1,228	919
0.480% due 11/25/2045	126	92
0.530% due 09/25/2046 ^	4,589	1,152
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	133	132
Greenwich Capital Commercial Funding Corp.
1.365% due 10/05/2020	4,357	4,319
2.215% due 10/05/2020	5,118	5,038
GS Mortgage Securities Corp.
0.223% due 12/10/2043 (a)	35,931	523
0.653% due 06/06/2020	8,315	8,290
0.680% due 12/10/2043 (a)	153,012	3,482
0.843% due 06/06/2020	10,700	10,652
1.136% due 03/10/2044 (a)	29,433	1,485
1.544% due 08/10/2043 (a)	163,444	13,204
2.167% due 02/10/2021 (a)	35,005	456
2.201% due 01/10/2045 (a)	7,425	1,020
2.623% due 05/10/2045 (a)	87,952	13,419
3.364% due 02/10/2021 (a)	41,136	971
4.805% due 03/06/2020	2,000	2,014
5.458% due 03/06/2020	18,000	18,128
7.500% due 09/25/2036	1,658	1,565
7.500% due 10/25/2036	494	401
GSMPS Mortgage Loan Trust
0.610% due 06/25/2034	281	241
GSR Mortgage Loan Trust
0.660% due 07/25/2037 ^	638	415
1.956% due 04/25/2032	35	35
2.614% due 09/25/2035	100	99
2.625% due 07/25/2035	968	941
2.649% due 09/25/2035	4,600	4,298
2.660% due 09/25/2035	162	163
2.696% due 08/25/2034	5,427	5,374
2.718% due 08/25/2034	147	128
2.756% due 07/25/2035	3,700	3,377
2.774% due 01/25/2036	19,698	17,044
2.840% due 08/25/2034	2,016	2,050
2.888% due 04/25/2035	320	314
2.960% due 04/25/2036	3,360	3,158
3.004% due 01/25/2035	4,467	4,408
3.013% due 05/25/2035	5,168	4,804
3.015% due 10/25/2035	6,067	5,537
3.033% due 05/25/2035	3,540	3,037
3.050% due 05/25/2035	23,247	21,300
3.087% due 07/25/2035	4,672	3,662
3.101% due 12/25/2034	1,051	1,014
3.107% due 09/25/2034	106	104
3.134% due 07/25/2035	3,481	3,245
3.135% due 11/25/2035	220	193
3.320% due 01/25/2036	499	461
5.000% due 07/25/2036	1,672	1,627
5.127% due 11/25/2035	3,974	3,941
5.203% due 04/25/2035	1,017	1,026
5.250% due 07/25/2035	819	812
5.337% due 03/25/2037 ^	7,859	7,193
5.500% due 07/25/2035	704	726
5.500% due 03/25/2036	3,978	3,591
5.500% due 06/25/2036	1,256	1,174
5.500% due 01/25/2037	16,800	15,797
5.750% due 02/25/2036	2,804	2,757
5.750% due 02/25/2037	429	433
6.000% due 02/25/2021	5,194	5,164
6.000% due 06/25/2036	8,869	8,141
6.000% due 09/25/2036	4,921	4,255
6.000% due 01/25/2037	437	437
6.000% due 07/25/2037	532	496
6.500% due 09/25/2036	4,597	4,055
6.500% due 10/25/2036	3,154	2,842
Harborview Mortgage Loan Trust
0.380% due 12/19/2036	379	234
0.390% due 11/19/2036	406	299
0.400% due 01/19/2038	3,660	2,840
0.420% due 11/19/2036	16,931	12,292
0.430% due 07/19/2047	1,512	1,162
0.450% due 01/19/2036	163	100
0.460% due 01/19/2036	185	121
0.490% due 02/19/2036	3,744	2,512
0.500% due 07/19/2045	163	79
0.520% due 11/19/2035	3,537	2,646
0.520% due 08/19/2045	1,689	1,390

0.540% due 09/19/2035		335	243
0.560% due 01/19/2035		449	318
0.590% due 01/19/2035		1,011	626
0.600% due 12/19/2034		401	270
0.610% due 11/19/2034		552	424
0.610% due 12/19/2034		177	119
1.015% due 12/19/2036		22,087	15,293
1.339% due 06/19/2034		85	81
2.179% due 11/19/2034		1,234	1,154
2.839% due 08/19/2034		4,225	4,187
3.025% due 12/19/2035		84	70
3.070% due 01/19/2035		1,461	1,279
3.075% due 07/19/2035		5,393	4,402
3.079% due 06/19/2036 ^		678	403
3.083% due 12/19/2035		213	196
3.103% due 07/19/2035		3,485	3,287
5.232% due 06/19/2036		335	205
5.750% due 08/19/2036 ^		2,584	1,808
Hipocat FTA
0.380% due 07/15/2036	EUR	338	372
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		$21,430	21,094
HSI Asset Loan Obligation Trust
5.221% due 01/25/2037		183	146
6.103% due 01/25/2037 ^		1,757	1,487
Impac CMB Trust
0.490% due 10/25/2035		25,302	18,514
0.850% due 09/25/2034		738	704
Impac Secured Assets Trust
0.410% due 05/25/2036		235	128
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		5	5
Indymac Index Mortgage Loan Trust
0.340% due 10/25/2036		288	218
0.400% due 09/25/2046		1,910	1,338
0.410% due 06/25/2047		35,180	22,929
0.420% due 05/25/2046		2,497	1,860
0.440% due 04/25/2035		2,986	2,292
0.440% due 07/25/2046		33,062	23,860
0.450% due 04/25/2035		12,803	10,754
0.450% due 07/25/2035		703	577
0.450% due 06/25/2037		340	277
0.490% due 03/25/2035		5,364	4,341
0.490% due 07/25/2035		367	141
0.510% due 06/25/2037 ^		1,178	481
0.530% due 02/25/2035		675	587
0.530% due 07/25/2045		587	468
0.810% due 04/25/2034		894	733
0.830% due 06/25/2034		31	28
0.990% due 10/25/2036		95	76
1.010% due 08/25/2034		196	155
1.090% due 09/25/2034		144	94
2.472% due 06/25/2037 ^		936	600
2.479% due 04/25/2035		110	85
2.578% due 06/25/2035		290	227
2.590% due 03/25/2035		98	89
2.603% due 01/25/2035		2,550	2,222
2.617% due 08/25/2035		1,004	848
2.640% due 07/25/2035		15,790	10,827
2.651% due 12/25/2034		83	74
2.702% due 03/25/2035		137	128
2.717% due 11/25/2035 ^		24,128	16,582
2.731% due 03/25/2035		4,459	4,195
2.803% due 10/25/2034		160	142
2.960% due 06/25/2037		5,258	2,449
2.975% due 06/25/2036		563	362
2.988% due 09/25/2036		153	104
3.040% due 10/25/2034		723	712
3.047% due 01/25/2036		534	422
4.696% due 08/25/2037		229	177
4.784% due 05/25/2036		69,592	59,332
4.787% due 09/25/2035		1,247	1,107
4.872% due 06/25/2036		2,157	1,989
4.893% due 08/25/2035		532	451
4.931% due 11/25/2035 ^		5,534	4,382
4.982% due 10/25/2035		440	359
5.102% due 07/25/2036		5,361	4,762
5.138% due 12/25/2035		83	70
Indymac Mortgage Loan Trust
2.528% due 01/25/2036		766	685
2.564% due 01/25/2036		6,448	5,801
3.164% due 03/25/2037		6,797	5,780
3.462% due 09/25/2037		34,639	26,468
4.923% due 11/25/2035		2,888	2,803
5.409% due 08/25/2036		519	524
6.250% due 11/25/2037 ^		1,780	1,600

6.500% due 09/25/2037		226	154
JPMorgan Alternative Loan Trust
0.480% due 03/25/2036 ^		6,051	4,819
1.286% due 05/25/2036 ^		3,328	2,339
5.500% due 02/25/2021 ^		455	427
5.550% due 10/25/2036		1,672	1,656
6.310% due 08/25/2036		39,955	28,160
JPMorgan Chase Commercial Mortgage Securities Corp.
1.940% due 11/15/2043 (a)		210,320	18,919
2.165% due 06/15/2043 (a)		19,307	1,089
5.298% due 05/15/2047		2,073	2,116
5.648% due 03/18/2051		2,000	2,201
JPMorgan Mortgage Trust
2.365% due 10/25/2033		314	321
2.600% due 06/25/2035		1,400	1,383
2.695% due 10/25/2036		1,319	1,122
2.856% due 02/25/2036		751	643
2.881% due 11/25/2035		1,295	1,155
2.892% due 04/25/2035		448	445
2.904% due 01/25/2037 ^		2,532	1,959
2.937% due 04/25/2037		3,352	2,615
2.945% due 11/25/2035		121	120
2.949% due 06/25/2035		300	272
2.967% due 04/25/2035		2,638	2,585
2.978% due 08/25/2035		7,160	7,103
2.991% due 07/25/2035		1,293	1,311
3.004% due 06/25/2036		8,153	6,871
3.004% due 06/25/2037 ^		1,116	889
3.026% due 08/25/2035 ^		9,619	8,617
3.029% due 07/25/2035		554	548
3.031% due 07/25/2035		2,500	2,252
3.041% due 07/25/2035		1,755	1,523
3.041% due 08/25/2035		114	112
3.046% due 08/25/2036		202	154
3.050% due 05/25/2036 ^		63	48
3.056% due 07/25/2035		156	154
3.059% due 10/25/2035		931	884
3.095% due 07/25/2035		1,478	1,453
3.105% due 08/25/2035		598	604
4.295% due 04/25/2035		31	31
4.725% due 02/25/2034		46	47
5.000% due 06/25/2021		2,033	1,957
5.000% due 03/25/2022		555	539
5.138% due 04/25/2036		18,264	16,241
5.214% due 10/25/2035		35	32
5.247% due 05/25/2036		12,865	10,810
5.274% due 04/25/2037		1,962	1,781
5.319% due 09/25/2035		4,084	3,990
5.414% due 06/25/2037		23,841	21,372
5.426% due 06/25/2036		1,256	1,081
5.500% due 01/25/2021		196	199
5.500% due 03/25/2022		223	218
5.500% due 09/25/2035		19,238	19,915
5.500% due 01/25/2036		5,344	5,148
5.500% due 08/25/2037		14,059	12,570
5.520% due 04/25/2036		6,584	5,818
5.524% due 04/25/2037		19,246	17,616
5.565% due 08/25/2036		19,893	16,242
5.745% due 10/25/2036		556	505
5.750% due 03/25/2037 ^		1,413	1,245
6.000% due 07/25/2036		14,548	13,228
6.000% due 06/25/2037		47,086	39,594
6.000% due 08/25/2037		4,241	3,682
6.500% due 09/25/2035		996	993
7.000% due 08/25/2037 ^		2,533	2,344
JPMorgan Resecuritization Trust
4.500% due 11/26/2034		171	174
KGS Alpha SBA Trust
1.055% due 04/25/2038		136,873	7,212
Kildare Securities Ltd.
0.390% due 12/10/2043	EUR	9,000	8,375
LB-UBS Commercial Mortgage Trust
0.498% due 02/15/2040 (a)		$45,034	813
Lehman Mortgage Trust
1.110% due 12/25/2035 ^		5,840	4,330
5.500% due 11/25/2035		862	869
5.500% due 12/25/2035 ^		155	128
6.462% due 04/25/2036		15,244	14,673
6.490% due 03/25/2037 (a)		43,587	11,390
6.500% due 09/25/2037 ^		17,661	15,724
Lehman XS Trust
0.310% due 05/25/2046 ^		4,010	2,779
0.410% due 07/25/2047		27,992	14,008
1.060% due 09/25/2047		7,400	5,256
Luminent Mortgage Trust
0.410% due 02/25/2046		280	162

Mach One Trust Commercial Mortgage-Backed
5.959% due 05/28/2040		294	293
Madison Square Ltd.
6.150% due 09/25/2043		14,675	14,620
Mall Funding PLC
1.209% due 04/22/2017	GBP	47,340	73,977
Mansard Mortgages PLC
1.169% due 12/15/2049		24,337	36,874
MASTR Adjustable Rate Mortgages Trust
0.450% due 05/25/2037		$1,691	1,070
0.550% due 05/25/2047 ^		5,699	1,394
2.025% due 09/25/2034		242	222
2.370% due 09/25/2035		1,916	1,264
2.406% due 09/25/2033		1,809	1,756
2.500% due 10/25/2032		785	800
2.500% due 01/25/2034		192	154
2.541% due 05/25/2034		596	591
2.588% due 07/25/2035		8,972	7,454
2.619% due 07/25/2034		2,973	2,922
2.630% due 11/21/2034		2,705	2,752
2.644% due 12/25/2033		708	697
2.660% due 12/21/2034		655	360
2.670% due 04/21/2034		241	247
2.817% due 07/25/2035		2,012	1,694
2.901% due 12/25/2033		601	600
2.992% due 01/25/2036		29,187	27,456
3.117% due 11/25/2036		270	218
3.270% due 02/25/2036		200	188
3.316% due 10/25/2034		1,009	829
4.724% due 10/25/2032		686	683
5.316% due 06/25/2035		749	740
MASTR Alternative Loans Trust
6.500% due 12/25/2034		152	149
7.000% due 06/25/2034		72	77
MASTR Asset Securitization Trust
5.250% due 11/25/2035		2,631	2,687
5.500% due 07/25/2033		67	70
5.500% due 06/26/2034		539	519
5.500% due 05/25/2035		55	55
5.750% due 02/25/2021		4,034	4,084
6.000% due 10/25/2022		215	211
6.000% due 06/25/2036		1,426	1,314
MASTR Reperforming Loan Trust
0.560% due 05/25/2035		1,170	981
5.102% due 05/25/2036		427	409
6.000% due 08/25/2034		1,069	1,052
MASTR Seasoned Securities Trust
2.502% due 10/25/2032		448	456
2.850% due 10/25/2032		66	66
3.655% due 10/25/2032		743	739
6.500% due 08/25/2032		274	312
MBS Bancaja FTA
0.340% due 02/25/2038	EUR	5,984	6,817
Mellon Residential Funding Corp.
0.909% due 11/15/2031		$1,036	1,023
0.949% due 09/15/2030		1,606	1,530
Merrill Lynch Alternative Note Asset
0.510% due 03/25/2037		473	196
3.048% due 06/25/2037 ^		51,152	32,153
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		2,307	2,164
0.540% due 11/25/2029		3,598	3,495
0.670% due 03/25/2030		539	531
0.870% due 06/25/2028		46	44
0.987% due 07/25/2030		6,900	6,719
1.005% due 11/25/2029		505	498
1.110% due 01/25/2030		221	214
1.214% due 10/25/2035		19	19
1.225% due 03/25/2030		1,282	1,268
1.335% due 10/25/2028		406	407
2.249% due 01/25/2029		4,842	4,734
2.342% due 05/25/2036		2,093	2,087
2.343% due 05/25/2029		390	390
2.404% due 01/25/2029		347	353
2.446% due 12/25/2034		2,746	2,728
2.476% due 04/25/2029		1,287	1,262
2.479% due 09/25/2029		1,225	1,221
2.480% due 04/25/2035		482	479
2.722% due 05/25/2036		503	491
2.765% due 02/25/2036		702	640
3.115% due 06/25/2037		510	490
3.713% due 05/25/2036		1,527	1,459
Merrill Lynch Mortgage Investors, Inc.
0.460% due 08/25/2036		36	34
2.482% due 02/25/2033		90	84
2.516% due 02/25/2035		8,609	8,522

2.583% due 06/25/2035		4,700	4,347
2.731% due 02/25/2034		357	361
2.863% due 07/25/2035		3,257	2,939
2.937% due 07/25/2035		1,747	1,351
2.945% due 12/25/2035		232	202
3.105% due 09/25/2033		37	38
3.245% due 05/25/2034		434	440
4.873% due 03/25/2036 ^		6,939	4,806
5.157% due 09/25/2035		353	335
5.250% due 08/25/2036		77	78
Merrill Lynch Mortgage Trust
0.483% due 02/12/2051 (a)		190,619	3,246
0.850% due 08/12/2039 (a)		15,314	162
Merrill Lynch Mortgage-Backed Securities Trust
2.553% due 08/25/2036		42,225	35,072
3.434% due 06/25/2037		59	45
5.018% due 04/25/2037 ^		2,791	2,191
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.949% due 08/12/2049		8,000	9,304
MLCC Mortgage Investors, Inc.
0.890% due 04/25/2028		79	78
Morgan Stanley Bank of America Merrill Lynch Trust
2.196% due 11/15/2045 (a)		135,622	17,345
3.476% due 11/15/2045		5,656	5,911
3.930% due 11/15/2045		2,500	2,634
4.536% due 11/15/2045		3,500	3,616
Morgan Stanley Capital Trust
0.263% due 11/12/2049 (a)		42,840	441
Morgan Stanley Dean Witter Capital
1.368% due 03/25/2033		1,009	999
Morgan Stanley Mortgage Loan Trust
0.660% due 07/25/2034		116	114
0.894% due 10/25/2034		408	363
2.422% due 07/25/2034		741	747
2.514% due 06/25/2036		1,198	1,113
2.717% due 07/25/2035		818	688
2.824% due 10/25/2034		346	334
2.866% due 08/25/2034		179	177
2.982% due 07/25/2034		859	851
4.769% due 11/25/2037 ^		14,839	10,169
5.256% due 09/25/2035		292	212
5.412% due 11/25/2035		248	167
5.495% due 12/25/2035		3,601	3,326
5.498% due 07/25/2035		1,483	1,387
5.500% due 11/25/2035		220	189
5.750% due 09/25/2022		138	131
6.000% due 08/25/2037		1,644	1,524
6.513% due 08/25/2036 ^		10,969	6,675
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		5,000	4,457
2.856% due 02/26/2036		28,479	27,910
MortgageIT Trust
0.460% due 11/25/2035		17,642	12,700
Mortgages PLC
0.988% due 10/31/2038	GBP	2,183	3,348
Motel 6 Trust
1.692% due 10/05/2025 (a)		$50,000	1,646
2.743% due 10/05/2025		27,000	27,379
3.005% due 10/05/2025 (a)		48,500	2,807
Nemus Funding PLC
0.753% due 02/15/2020	GBP	5,799	8,713
Newgate Funding PLC
0.698% due 12/01/2050		3,500	4,924
0.783% due 12/15/2050	EUR	950	1,139
1.119% due 12/15/2050	GBP	102	166
1.433% due 12/15/2050	EUR	5,200	4,656
1.519% due 12/15/2050	GBP	27,600	36,384
1.683% due 12/15/2050	EUR	8,700	6,680
1.769% due 12/15/2050	GBP	7,800	8,743
Nomura Asset Acceptance Corp.
0.490% due 04/25/2037		$390	196
2.785% due 10/25/2035		837	717
3.077% due 02/25/2036		5,336	4,122
3.250% due 02/25/2036 ^		1,921	1,356
5.159% due 03/25/2035		185	186
5.500% due 05/25/2033		34	34
6.000% due 05/25/2033		10	11
6.215% due 08/25/2036 ^		9,072	4,747
6.431% due 08/25/2036 ^		3,870	2,024
6.500% due 03/25/2034		363	382
6.500% due 02/25/2035		2,912	3,040
7.000% due 04/25/2033		10	11
Opera Finance PLC
0.400% due 01/15/2015	EUR	9,000	9,251
Opteum Mortgage Acceptance Corp.
0.460% due 12/25/2035		$6,111	5,908

Preferred Residential Securities
1.619% due 12/15/2041	GBP	753	1,019
Prime Mortgage Trust
0.610% due 02/25/2019		$5	5
7.000% due 07/25/2034		817	751
Provident Funding Mortgage Loan Trust
2.610% due 04/25/2034		226	228
2.970% due 05/25/2035		1,621	1,610
2.980% due 10/25/2035		568	551
RAAC Series
5.940% due 01/25/2017		24	24
RBSSP Resecuritization Trust
0.448% due 05/28/2047		79,492	52,288
0.460% due 03/26/2037		52,088	47,620
0.510% due 03/26/2035		2,544	2,413
0.530% due 08/26/2045		114	43
2.640% due 12/26/2036		43,174	24,167
2.770% due 10/26/2036		22,321	9,749
3.978% due 08/28/2047		499,522	351,704
5.680% due 12/26/2036		10,465	5,962
7.980% due 03/26/2036		21,863	11,931
Regal Trust
2.538% due 09/29/2031		1,528	1,192
Residential Accredit Loans, Inc. Trust
0.390% due 11/25/2036		6,028	3,890
0.390% due 06/25/2046		2,985	1,368
0.415% due 09/25/2046		20,513	12,152
0.460% due 02/25/2036 ^		1,121	584
0.480% due 05/25/2046 ^		4,292	1,161
0.490% due 12/25/2045		1,178	826
0.510% due 08/25/2035		12,282	9,064
0.540% due 03/25/2037		384	123
0.570% due 01/25/2037 ^		3,131	1,823
0.610% due 03/25/2033		215	208
0.610% due 06/25/2036		880	517
1.165% due 01/25/2046		45,728	29,874
1.525% due 09/25/2045		270	201
3.441% due 08/25/2035 ^		863	537
3.492% due 07/25/2035		24,727	20,186
3.688% due 07/25/2035		275	208
3.690% due 12/26/2034		475	381
5.000% due 09/25/2019		285	294
5.500% due 08/25/2034		47	48
5.500% due 08/25/2035 ^		130	114
5.750% due 12/25/2021		864	844
6.000% due 10/25/2034		1,487	1,523
6.000% due 08/25/2035		1,862	1,658
6.000% due 10/25/2035		30,306	23,583
6.000% due 12/25/2035 ^		88	77
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		384	405
7.500% due 12/25/2031		124	130
7.500% due 05/25/2032		172	173
7.500% due 07/25/2032		1,223	1,214
Residential Asset Securitization Trust
0.560% due 06/25/2036		13,041	5,639
0.710% due 03/25/2035		623	461
4.750% due 02/25/2019		120	123
5.500% due 07/25/2035		3,498	3,192
6.000% due 01/25/2037		7,823	5,547
6.500% due 09/25/2036		4,320	3,406
Residential Funding Mortgage Securities, Inc. Trust
3.108% due 08/25/2035		7,624	5,518
3.148% due 09/25/2035		3,374	2,895
4.032% due 10/25/2037		28,451	21,952
5.250% due 01/25/2036		401	371
5.500% due 03/25/2037		14,361	13,085
5.752% due 07/27/2037 ^		689	618
5.926% due 04/25/2037		6,570	5,177
5.942% due 10/25/2037		32,812	27,629
6.000% due 04/25/2037 ^		13,872	12,595
6.000% due 04/25/2037		701	668
6.000% due 10/25/2037 ^		2,597	2,217
6.031% due 09/25/2036 ^		29	24
6.500% due 03/25/2032		139	146
Rivoli Pan Europe PLC
0.377% due 08/03/2018	EUR	16,737	18,798
RMAC Securities PLC
0.461% due 06/12/2044		$5,515	5,025
0.669% due 06/12/2044	GBP	18,830	27,708
0.689% due 06/12/2044		3,068	4,505
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,242
5.336% due 05/16/2047		3,276	3,672
Sequoia Mortgage Trust
0.531% due 11/20/2034		313	306

0.561% due 07/20/2033		271	268
0.561% due 09/20/2034		1,148	1,111
0.799% due 01/20/2035		145	133
0.851% due 01/20/2034		1,160	1,135
0.871% due 06/20/2033		1,852	1,807
0.896% due 11/20/2034		523	509
0.971% due 10/20/2027		22	22
0.971% due 04/20/2033		398	397
1.011% due 10/20/2027		230	228
1.111% due 12/20/2032		130	128
2.649% due 04/20/2035		1,939	1,951
2.703% due 02/20/2047		781	674
2.728% due 01/20/2047		543	436
2.910% due 09/20/2046		14,667	11,705
4.923% due 09/20/2046		1,788	1,482
4.989% due 07/20/2037		1,812	1,417
5.294% due 07/20/2037		22,480	19,093
Siena Mortgages SpA
2.490% due 11/22/2070	EUR	694	917
Silver Oak Ltd.
1.760% due 06/21/2018		$9,000	9,049
Silverstone Master Issuer PLC
1.869% due 01/21/2055		2,000	2,059
Southern Pacific Financing PLC
1.119% due 12/10/2042	GBP	480	625
Structured Adjustable Rate Mortgage Loan Trust
0.440% due 05/25/2035		$31	30
0.690% due 06/25/2035		387	384
1.710% due 10/25/2037 ^		13,194	7,193
2.633% due 12/25/2035		533	317
2.680% due 12/25/2034		5,360	5,061
2.706% due 06/25/2034		566	566
2.725% due 05/25/2035		19,932	18,418
2.727% due 11/25/2035		1,048	751
2.740% due 05/25/2035		78	67
2.743% due 07/25/2034		2,116	2,096
2.745% due 03/25/2034		347	344
2.754% due 12/25/2034		121	104
2.775% due 02/25/2034		2,088	2,119
2.787% due 03/25/2035		1,395	1,296
2.792% due 04/25/2035		211	189
2.797% due 08/25/2035		4,101	3,739
2.802% due 11/25/2034		862	797
2.804% due 05/25/2034		1,127	1,134
2.811% due 10/25/2034		391	397
2.812% due 08/25/2034		67	65
2.816% due 09/25/2035		729	652
2.822% due 09/25/2034		262	252
2.847% due 03/25/2035		22,536	17,547
2.848% due 11/25/2034		4,630	4,697
2.964% due 11/25/2035 ^		494	347
4.820% due 07/25/2037		81	63
4.871% due 09/25/2036		23,489	17,049
4.981% due 01/25/2037 ^		21,493	16,180
5.002% due 04/25/2034		76	75
5.002% due 10/25/2035		42	42
5.084% due 02/25/2037		6,898	6,223
5.094% due 05/25/2036		900	834
5.158% due 05/25/2036 ^		16,926	12,383
5.221% due 09/25/2036		8,148	6,409
5.266% due 01/25/2036 ^		11,791	8,745
5.268% due 03/25/2036 ^		3,635	2,935
5.324% due 05/25/2036		52	43
5.366% due 02/25/2036 ^		12,992	10,020
5.400% due 11/25/2035		2,475	1,998
5.568% due 02/25/2036 ^		20,224	16,245
Structured Asset Mortgage Investments, Inc.
0.330% due 08/25/2036		49	32
0.400% due 07/25/2046		18,148	9,931
0.420% due 04/25/2036		38,394	25,488
0.420% due 08/25/2036		19,937	13,041
0.420% due 05/25/2046		913	524
0.440% due 02/25/2036		23,286	14,492
0.440% due 05/25/2045		1,470	1,063
0.440% due 07/25/2046		93	16
0.460% due 07/19/2035		8,701	7,881
0.490% due 02/25/2036		16,167	10,898
0.510% due 08/25/2036		6,948	2,378
0.890% due 05/19/2035		3,856	3,683
2.799% due 02/19/2035		17	17
3.790% due 05/25/2045		263	188
Structured Asset Securities Corp.
0.510% due 10/25/2027		1,255	1,243
0.560% due 04/25/2035		821	677
0.710% due 05/25/2033		976	947
2.692% due 01/25/2034		564	559

2.734% due 03/25/2033		436	435
2.741% due 07/25/2033		1,457	1,483
2.764% due 12/25/2033		374	373
2.807% due 09/25/2033		1,280	1,270
2.809% due 11/25/2033		389	390
2.832% due 08/25/2032		26	26
2.906% due 11/25/2033		1,081	1,082
3.118% due 09/25/2032		47	47
Suntrust Adjustable Rate Mortgage Loan Trust
5.480% due 04/25/2037 ^		8,669	6,615
5.703% due 10/25/2037		4,582	4,296
TDA CAM
0.433% due 09/22/2032	EUR	2,008	2,360
Thornburg Mortgage Securities Trust
0.750% due 03/25/2044		$186	179
2.411% due 12/25/2044		147	146
2.822% due 10/25/2043		1,047	1,048
5.750% due 06/25/2047		67,063	66,357
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	9,879
Titan Europe PLC
0.809% due 10/23/2016	GBP	22,772	35,512
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A.
0.433% due 06/22/2045	EUR	1,189	1,311
0.443% due 03/22/2035		1,872	2,147
0.463% due 03/22/2035		1,411	1,630
0.472% due 12/27/2030		1,190	1,430
0.472% due 09/30/2032		197	241
UBS Commercial Mortgage Trust
0.784% due 07/15/2024		$3,800	3,382
2.364% due 05/10/2045 (a)		196,093	29,962
Union de Creditos Inmobiliarios
0.343% due 06/22/2036	EUR	2,382	2,356
Utrecht Finance BV
3.463% due 07/29/2016		2,292	2,923
Vela Home SRL
0.323% due 10/25/2042		3,133	4,105
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		$725	842
Wachovia Mortgage Loan Trust LLC
2.763% due 05/20/2036		1,025	991
2.965% due 08/20/2035		1,016	844
2.973% due 10/20/2035		1,214	999
3.032% due 10/20/2035		3,930	3,485
3.054% due 10/20/2035		1,023	993
5.360% due 10/20/2035		5,682	5,647
6.124% due 03/20/2037		388	365
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036		8,128	8,532
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045		6,813	6,409
0.470% due 11/25/2045		1,605	1,497
0.480% due 12/25/2045		7,260	6,818
0.500% due 07/25/2045		6,222	5,910
0.500% due 12/25/2045		13,987	12,818
0.520% due 01/25/2045		2,828	2,770
0.530% due 07/25/2045		8,123	7,844
0.540% due 01/25/2045		19,360	18,722
0.550% due 01/25/2045		6,749	6,214
0.560% due 01/25/2045		328	312
0.620% due 11/25/2034		6,774	6,649
0.640% due 10/25/2044		5,226	4,974
0.650% due 10/25/2044		6,813	6,202
0.670% due 07/25/2044		896	859
0.690% due 11/25/2034		136	114
0.690% due 07/25/2044		5,023	4,571
0.866% due 02/25/2047		2	2
0.895% due 01/25/2047		3,951	3,331
0.906% due 01/25/2047		4,574	3,315
0.916% due 06/25/2047		10,866	8,889
0.925% due 04/25/2047		209	66
0.926% due 04/25/2047		160	144
0.986% due 12/25/2046		638	479
0.990% due 10/25/2045		5,146	5,166
1.120% due 09/25/2046		21,684	17,607
1.145% due 06/25/2046		1,085	948
1.146% due 07/25/2046		41,643	31,553
1.155% due 06/25/2046		6,090	4,857
1.160% due 02/25/2046		1,764	1,621
1.235% due 01/25/2046		1,518	1,431
1.365% due 11/25/2042		519	499
1.565% due 08/25/2042		125	120
1.869% due 12/19/2039		290	292
2.129% due 01/25/2037 ^		24,587	19,177
2.261% due 02/27/2034		45	46
2.423% due 11/25/2036 ^		13,352	10,769

2.426% due 12/25/2036 ^	614	486
2.435% due 08/25/2034	3,390	3,367
2.451% due 10/25/2034	2,661	2,665
2.459% due 06/25/2037	6,680	5,237
2.461% due 02/25/2033	1,539	1,547
2.469% due 03/25/2036	5,012	4,377
2.471% due 03/25/2035	6,303	6,121
2.472% due 10/25/2035	9,765	9,283
2.474% due 01/25/2036	4,512	4,170
2.494% due 09/25/2035	1,192	1,068
2.511% due 05/25/2046	2,916	2,471
2.511% due 07/25/2046	15,331	13,990
2.536% due 12/25/2035	8,936	8,342
2.541% due 09/25/2036	31,641	26,040
2.643% due 12/25/2036 ^	14,496	11,646
2.685% due 02/25/2037	1,582	1,270
2.697% due 09/25/2036	34	28
2.752% due 03/25/2037	7,731	6,883
3.793% due 01/25/2036	11,903	10,161
4.600% due 01/25/2037	14,424	12,679
4.680% due 03/25/2037	79,153	66,576
4.737% due 01/25/2037 ^	3,413	2,759
4.738% due 05/25/2037 ^	11,533	8,931
4.859% due 11/25/2036	3,676	3,112
4.925% due 12/25/2036 ^	228	180
4.999% due 02/25/2037	2,413	1,978
5.035% due 01/25/2036	1,780	1,717
5.093% due 07/25/2037 ^	9,772	8,928
5.093% due 07/25/2037	825	764
5.130% due 08/25/2036	44,084	41,055
5.146% due 02/25/2037	12,677	12,017
5.147% due 05/25/2037	226	219
5.174% due 04/25/2037	286	26
5.324% due 08/25/2035	270	266
5.750% due 10/25/2036	1,064	903
5.787% due 10/25/2036	4,490	3,725
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.440% due 12/25/2036	16,115	10,762
0.470% due 12/25/2035	915	642
0.810% due 03/25/2036	6,219	4,003
0.880% due 12/25/2046	18,195	9,201
1.106% due 04/25/2046	3,151	2,046
5.500% due 06/25/2035	8,589	8,263
5.500% due 11/25/2035 ^	150	115
5.750% due 11/25/2035 ^	2,473	2,062
5.750% due 01/25/2036	11,038	8,817
6.000% due 04/25/2036	8,966	6,527
6.500% due 03/25/2036	30,250	23,042
6.500% due 08/25/2036	76,607	47,948
Washington Mutual MSC Mortgage Pass-Through Certificates
1.600% due 06/25/2033	144	113
5.000% due 03/25/2018	6	6
7.500% due 04/25/2033	68	70
Wells Fargo Commercial Mortgage Trust
1.444% due 11/15/2043 (a)	104,353	8,601
Wells Fargo Mortgage Loan Trust
5.098% due 12/27/2046	35,112	14,581
Wells Fargo Mortgage-Backed Securities Trust
0.510% due 04/25/2037	1,972	1,558
2.613% due 09/25/2034	262	267
2.613% due 02/25/2035	1,423	1,417
2.614% due 06/25/2034	1,041	1,056
2.615% due 09/25/2034	372	378
2.617% due 05/25/2036	12,853	11,561
2.619% due 01/25/2035	392	393
2.625% due 12/25/2034	232	240
2.626% due 09/25/2034	762	791
2.627% due 03/25/2036	1,265	1,245
2.631% due 10/25/2036 ^	845	753
2.633% due 09/25/2034	337	337
2.644% due 03/25/2036	459	457
2.656% due 10/25/2034	38	39
2.657% due 10/25/2035	1,800	1,779
2.661% due 06/25/2035	242	248
2.662% due 03/25/2035	380	375
2.680% due 05/25/2035	1,156	1,175
2.681% due 11/25/2034	982	993
2.685% due 04/25/2036	721	728
2.695% due 02/25/2034	1,141	1,133
2.698% due 04/25/2035	2,530	2,533
2.703% due 06/25/2035	775	778
2.723% due 04/25/2036	6,589	6,129
2.723% due 04/25/2036 ^	182	167
2.736% due 06/25/2035	610	625
2.745% due 03/25/2035	151	150
2.757% due 08/25/2033	261	269

2.760% due 03/25/2036		2,778	2,688
2.792% due 07/25/2034		300	305
2.822% due 10/25/2034		239	243
3.045% due 09/25/2036 ^		8,178	7,009
4.768% due 07/25/2034		1,355	1,407
5.000% due 01/25/2020		183	193
5.081% due 08/25/2036		4,944	4,590
5.233% due 05/25/2035		331	333
5.233% due 06/26/2035		3,714	3,401
5.500% due 12/25/2033		12	13
5.500% due 08/25/2035		50	49
5.500% due 04/25/2036		621	619
5.500% due 09/25/2037		1,436	1,476
5.555% due 03/25/2036 ^		7,747	7,093
5.572% due 04/25/2036		3,313	3,276
5.705% due 04/25/2037		1,610	1,479
5.750% due 03/25/2037 ^		6,457	6,042
6.000% due 06/25/2036 ^		1,797	1,561
6.000% due 07/25/2036		641	642
6.000% due 08/25/2036		5,035	4,948
6.000% due 09/25/2036		428	426
6.000% due 11/25/2036		1,519	1,494
6.000% due 06/25/2037		11,373	11,017
6.000% due 07/25/2037 ^		2,144	2,074
6.000% due 07/25/2037		1,116	1,093
6.000% due 08/25/2037		957	969
6.000% due 10/25/2037		2,063	2,073
6.000% due 11/25/2037		601	603
18.811% due 03/25/2036		552	786
Wells Fargo Re-REMIC Trust
5.737% due 05/16/2017		8,501	9,735
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		6,000	6,147
WFRBS Commercial Mortgage Trust
2.490% due 04/15/2045 (a)		100,950	14,462
Windermere CMBS PLC
0.370% due 08/22/2016	EUR	9,973	13,038
0.655% due 04/22/2018		52,770	61,041
0.766% due 04/24/2017	GBP	9,308	14,682

Total Mortgage-Backed Securities (Cost $7,284,374)			7,823,648

ASSET-BACKED SECURITIES 21.5%
Aames Mortgage Trust
1.230% due 10/25/2033		$6,014	5,613
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		31,015	31,115
Accredited Mortgage Loan Trust
0.390% due 04/25/2036		1,415	1,296
0.510% due 07/25/2034		12,033	9,588
0.680% due 04/25/2035		3,168	2,639
0.810% due 04/25/2034		1,919	1,483
5.210% due 01/25/2034		5,454	5,210
ACE Securities Corp.
0.270% due 10/25/2036		301	100
0.300% due 07/25/2036 ^		2,110	627
0.360% due 07/25/2036		38,219	13,177
0.450% due 07/25/2036		14,043	4,842
0.510% due 12/25/2045		1,998	1,914
0.540% due 11/25/2035		5,986	5,634
0.780% due 07/25/2035		5,000	4,098
0.860% due 07/25/2035		5,000	2,728
0.915% due 06/25/2035		3,406	3,349
1.010% due 02/25/2034		655	594
1.110% due 09/25/2033		358	337
1.260% due 12/25/2033		3,594	3,417
1.290% due 02/25/2035		1,995	1,941
Aegis Asset-Backed Securities Trust
0.510% due 06/25/2034		62	60
1.260% due 01/25/2034		588	528
AFC Home Equity Loan Trust
0.810% due 09/27/2027		315	262
1.090% due 02/25/2029		215	177
AIMCO CLO
0.569% due 10/20/2019		44,251	43,207
Alzette European CLO S.A.
0.628% due 12/15/2020		854	845
AMAC CDO Funding Ltd.
0.486% due 11/23/2050		18,405	17,301
0.511% due 11/23/2050		4,000	3,104
American Money Management Corp. CLO Ltd.
0.571% due 12/19/2019		6,762	6,567
Ameriquest Mortgage Securities, Inc.
0.560% due 11/25/2033		571	466
0.710% due 09/25/2035		5,050	3,974

0.810% due 08/25/2035		7,000	6,600
0.820% due 01/25/2035		1,189	582
0.860% due 08/25/2035		2,500	1,975
0.890% due 08/25/2034		4,482	3,230
1.245% due 12/25/2033		1,518	1,204
3.735% due 11/25/2032 ^		88	7
3.960% due 12/25/2033		303	251
4.946% due 11/25/2035		1,318	1,335
5.140% due 10/25/2033		342	341
5.269% due 07/25/2033		3,472	2,897
5.835% due 02/25/2033 ^		33	2
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		185	160
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	6,152	7,863
ARES CLO Ltd.
0.942% due 11/25/2020		$12,000	11,872
Argent Securities, Inc.
0.300% due 07/25/2036		539	193
0.360% due 07/25/2036		2,262	823
0.480% due 05/25/2036		4,139	1,406
1.245% due 01/25/2034		5,399	5,110
1.260% due 12/25/2033		848	812
Asset-Backed Funding Certificates Trust
0.430% due 01/25/2037		29,953	15,424
0.885% due 06/25/2035		7,805	6,478
0.910% due 06/25/2034		4,374	4,029
1.335% due 12/25/2032		3,248	2,831
Asset-Backed Securities Corp. Home Equity
0.350% due 07/25/2036		886	718
0.840% due 05/25/2035		3,500	3,026
1.184% due 12/15/2033		10,947	10,131
1.859% due 03/15/2032		691	602
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028		4,388	5,227
Avalon Capital Ltd.
0.582% due 02/24/2019		932	920
0.592% due 02/24/2019		9,857	9,738
Avoca CLO BV
0.743% due 09/15/2021	EUR	4,419	5,650
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	7,571
Bayview Financial Acquisition Trust
0.480% due 04/28/2036		400	381
0.560% due 05/28/2037		15,367	8,830
0.795% due 08/28/2044		483	472
0.840% due 05/28/2044		346	341
5.660% due 12/28/2036		1,067	1,093
Bayview Financial Asset Trust
0.660% due 03/25/2037		15,408	12,004
1.010% due 03/25/2037		8,006	5,758
1.010% due 12/25/2039		1,431	1,258
1.110% due 03/25/2037		6,395	4,280
1.360% due 03/25/2037		4,551	2,773
1.710% due 03/25/2037		4,215	2,316
Bayview Financial Revolving Mortgage Loan Trust
1.140% due 12/28/2040		8,402	4,374
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037		440	429
0.280% due 12/25/2036		1,514	1,472
0.290% due 10/25/2036		558	535
0.300% due 06/25/2047		1,741	1,703
0.320% due 11/25/2036		11,959	7,552
0.340% due 10/25/2036		339	332
0.380% due 12/25/2036		15,000	5,855
0.390% due 06/25/2047		17,092	14,967
0.440% due 04/25/2036		302	162
0.490% due 04/25/2036		13,230	11,437
0.560% due 04/25/2037		14,200	3,673
0.560% due 05/25/2037		14,775	4,714
0.610% due 08/25/2036		6,607	5,997
0.610% due 12/25/2042		5,569	5,320
0.610% due 09/25/2046		4,625	3,458
0.660% due 11/25/2035		5,019	3,373
0.700% due 07/25/2035		276	267
0.700% due 06/25/2036		5,240	4,670
0.710% due 09/25/2034		350	291
0.870% due 10/25/2032		47	44
0.890% due 06/25/2035		7,500	5,269
0.930% due 07/25/2035		20,000	17,061
0.930% due 08/25/2035		4,079	1,416
1.010% due 10/27/2032		90	82
1.185% due 02/25/2034		1,013	855
1.210% due 10/25/2037		3,949	3,181
1.210% due 11/25/2042		2,704	2,621
1.310% due 10/25/2033		443	409

2.085% due 08/25/2034		2,650	2,078
3.171% due 10/25/2036		315	200
5.500% due 10/25/2035		20,099	18,356
5.500% due 08/25/2036		1,870	1,588
5.750% due 10/25/2033		997	1,057
6.000% due 06/25/2034		1,091	1,119
6.000% due 08/25/2036		8,365	5,937
6.500% due 08/25/2036		5,504	4,357
Berica ABS SRL
0.485% due 12/30/2055	EUR	171,700	213,478
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		$9,066	8,792
BNC Mortgage Loan Trust
0.310% due 03/25/2037		1,300	1,121
0.310% due 05/25/2037		5,049	4,921
0.460% due 11/25/2037		677	667
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028		3,551	3,605
6.975% due 12/15/2029		9,916	5,969
7.180% due 12/15/2029		21,782	13,441
7.575% due 06/15/2030		17,245	10,357
Callidus Debt Partners CLO Fund Ltd.
0.552% due 11/20/2020		10,000	9,734
1.069% due 01/21/2021		69,653	68,915
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		1,454	1,468
Carrington Mortgage Loan Trust
0.460% due 10/25/2036		13,800	6,647
0.530% due 10/25/2035		25	25
0.630% due 02/25/2037		1,688	719
CDC Mortgage Capital Trust
1.125% due 11/25/2034		258	241
Centex Home Equity
0.830% due 09/25/2034		1,573	1,247
5.210% due 11/25/2028		911	913
Chase Funding Mortgage Loan Asset-Backed Certificates
0.710% due 05/25/2032		23	22
0.810% due 07/25/2033		18	16
CIT Group Home Equity Loan Trust
1.185% due 12/25/2031		586	508
CIT Mortgage Loan Trust
1.460% due 10/25/2037		2,195	2,123
1.660% due 10/25/2037		1,380	936
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		20	20
0.270% due 07/25/2045		4,493	3,228
0.320% due 08/25/2036		11	11
0.370% due 09/25/2036		13,149	6,600
0.390% due 03/25/2037		1,669	1,539
0.410% due 11/25/2045		1,868	1,743
1.410% due 09/25/2033		1,576	1,289
4.964% due 08/25/2035		614	615
5.249% due 08/25/2035		695	669
Commercial Industrial Finance Corp.
0.570% due 05/10/2021		4,000	3,872
0.571% due 03/01/2021		3,500	3,428
Concord Real Estate CDO Ltd.
0.490% due 12/25/2046		10,650	9,997
Conseco Finance Securitizations Corp.
2.260% due 12/01/2033		24,500	22,265
6.030% due 03/01/2033		14,310	14,893
6.910% due 05/01/2033		48,526	50,884
7.360% due 08/01/2032		14,658	15,564
7.424% due 03/01/2033		9,000	9,669
7.490% due 07/01/2031		65,471	63,974
7.770% due 09/01/2031		20,685	21,320
7.954% due 12/01/2033		5,000	5,832
7.960% due 05/01/2031		30,034	25,809
7.970% due 05/01/2032		6,372	4,750
8.060% due 05/01/2031		8,737	6,446
8.200% due 05/01/2031		43,176	37,941
8.310% due 05/01/2032		37,326	28,813
8.850% due 12/01/2030		2,172	1,660
Conseco Financial Corp.
6.040% due 11/01/2029		2	2
6.440% due 12/01/2030		19,348	19,187
6.660% due 06/01/2030		8,553	9,281
6.680% due 12/01/2030		4,843	4,881
6.740% due 02/01/2031		4,271	4,263
6.760% due 03/01/2030		5,546	6,105
6.870% due 01/15/2029		413	446
7.410% due 05/01/2031		1,108	939
7.550% due 01/15/2029		3,599	3,885
7.860% due 03/01/2030		23,148	21,154
Coronado CDO Ltd.
0.831% due 09/04/2038		30,531	26,587

Countrywide Asset-Backed Certificates
0.330% due 06/25/2047		500	486
0.340% due 03/25/2037		8,299	8,086
0.350% due 07/25/2037		16,300	9,824
0.350% due 08/25/2037		29,000	18,073
0.360% due 05/25/2037		8,620	6,947
0.360% due 04/25/2046		34,787	31,244
0.360% due 03/25/2047		23,448	19,164
0.360% due 06/25/2047		27,806	20,308
0.370% due 03/25/2037		15,426	13,099
0.370% due 09/25/2046		29,481	21,077
0.380% due 09/25/2047		30,682	29,858
0.390% due 07/25/2036		14,566	13,985
0.390% due 09/25/2036		4,316	4,171
0.400% due 06/25/2036		552	533
0.400% due 07/25/2036		598	570
0.400% due 06/25/2047		45,397	29,538
0.430% due 06/25/2047		12,500	3,318
0.440% due 05/25/2037		5,000	1,377
0.440% due 07/25/2037		5,000	1,197
0.460% due 03/25/2036		35,886	24,270
0.460% due 04/25/2036		354	341
0.530% due 10/25/2036		6,365	3,592
0.540% due 07/25/2036		3,308	2,011
0.550% due 12/25/2036		34,429	17,542
0.560% due 03/25/2036		8,000	5,040
0.560% due 05/25/2046		5,015	4,364
0.600% due 11/25/2034		1,762	1,684
0.660% due 11/25/2034		1,602	1,533
0.660% due 03/25/2047		7,179	3,867
0.670% due 11/25/2035		2,925	2,551
0.670% due 01/25/2036		10,000	9,013
0.780% due 08/25/2034		21,500	18,882
0.920% due 08/25/2035		5,000	2,392
0.960% due 05/25/2034		4,713	3,798
1.010% due 10/25/2035		18,495	10,369
1.060% due 04/25/2035		5,000	3,849
1.070% due 05/25/2033		520	442
1.260% due 07/25/2033		2,476	2,218
1.260% due 11/25/2034		1,440	1,243
4.693% due 10/25/2035		3,557	3,377
4.778% due 02/25/2036		34,831	31,250
5.050% due 02/25/2036		3,068	2,986
5.075% due 02/25/2036		1,341	693
5.212% due 04/25/2036		1,479	1,417
5.348% due 07/25/2036		3,377	2,831
5.498% due 09/25/2046		5,133	4,966
5.701% due 10/25/2046		6,898	6,330
5.834% due 07/25/2034		4,494	5,055
5.884% due 01/25/2037		255	285
5.989% due 10/25/2046		220	154
Countrywide Home Equity Loan Trust
0.439% due 02/15/2036		12,378	8,129
Credit Suisse First Boston Mortgage Securities Corp.
2.560% due 08/25/2032		616	350
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		132	62
0.270% due 04/25/2037		110	55
0.280% due 01/25/2037		42	15
0.330% due 07/25/2037		12,134	6,003
0.380% due 03/25/2036		1,937	1,318
0.440% due 11/25/2036		6,739	3,299
0.460% due 06/25/2036		14,320	7,180
0.550% due 07/25/2037		8,000	3,810
0.930% due 01/25/2035		19,996	17,423
1.110% due 11/25/2033		2,631	2,391
1.230% due 11/25/2033		1,798	1,638
4.888% due 01/25/2037		338	182
5.746% due 12/25/2037		938	951
6.240% due 10/25/2036		2,515	2,659
6.280% due 05/25/2035		4,808	4,969
Crest Ltd.
7.100% due 05/27/2036		11,700	11,861
Denver Arena Trust
6.940% due 11/15/2019		490	504
Doral CLO Ltd.
1.759% due 12/19/2022		165,000	163,512
Dryden Leveraged Loan CDO
0.986% due 01/25/2022	EUR	1,692	2,190
ECP CLO Ltd.
1.158% due 03/17/2022		$21,800	21,259
EMC Mortgage Loan Trust
0.680% due 04/25/2042		3,105	2,422
0.760% due 03/25/2031		6,434	6,011
0.760% due 08/25/2040		1,082	860
0.760% due 11/25/2041		162	154

0.950% due 05/25/2040		151	139
Equity One ABS, Inc.
5.495% due 12/25/2033		1,035	1,010
FBR Securitization Trust
0.970% due 09/25/2035		3,021	2,903
Finance America Mortgage Loan Trust
1.260% due 09/25/2033		439	398
First Franklin Mortgage Loan Trust
0.360% due 12/25/2036		25,000	13,674
0.370% due 12/25/2037		49,931	26,360
0.400% due 01/25/2036		227	217
0.400% due 03/25/2036		3,695	3,270
0.430% due 01/25/2038		728	413
0.470% due 11/25/2036		465	437
0.490% due 10/25/2035		1,051	1,050
0.590% due 09/25/2035		4,210	4,148
0.680% due 07/25/2035		8,950	8,498
1.035% due 05/25/2034		7,089	6,048
1.080% due 09/25/2034		1,999	1,542
1.920% due 05/25/2034		818	591
First NLC Trust
0.280% due 08/25/2037		853	374
Four Corners CLO
0.569% due 07/22/2020		3,838	3,778
Fremont Home Loan Trust
0.340% due 11/25/2036		16,157	6,793
0.370% due 08/25/2036		16,831	5,965
0.430% due 01/25/2037		43,403	20,373
0.460% due 05/25/2036		6,600	2,629
0.480% due 04/25/2036		6,221	2,443
1.035% due 01/25/2034		4,487	3,797
Galaxy CLO Ltd.
0.555% due 04/25/2019		5,918	5,731
GCO Education Loan Funding Trust
0.432% due 08/25/2028		17,000	16,681
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036		6	3
Gem Ligos Ltd.
0.988% due 03/23/2021		110,015	106,299
Goldman Sachs Asset Management CLO PLC
0.533% due 08/01/2022		17,182	16,538
Green Tree
8.970% due 04/25/2038		4,558	4,938
Greenpoint Manufactured Housing
2.208% due 11/22/2031		33,050	31,105
3.708% due 10/14/2031		38,368	38,165
3.708% due 11/17/2031		27,500	26,905
3.709% due 06/08/2031		28,883	28,789
8.300% due 10/15/2026		6,500	7,188
Greenpoint Mortgage Funding Trust
0.810% due 09/25/2034		751	738
Grosvenor Place CLO BV
0.455% due 07/20/2021	EUR	9,332	11,976
1.080% due 03/28/2023	GBP	17,300	26,909
GSAA Trust
0.280% due 03/25/2036		$54	29
0.390% due 03/25/2036		51,605	27,797
0.430% due 05/25/2047		6,870	4,255
0.450% due 06/25/2036		7,601	4,114
0.480% due 06/25/2035		752	717
0.480% due 10/25/2035		8,480	7,632
0.580% due 06/25/2035		1,194	1,065
0.580% due 10/25/2035		44,000	31,941
5.344% due 09/25/2035		490	439
6.000% due 11/25/2037		1,639	1,301
GSAMP Trust
0.280% due 12/25/2036		513	248
0.290% due 11/25/2036		897	427
0.340% due 01/25/2037		118	104
0.350% due 11/25/2036		8,540	4,141
0.360% due 08/25/2036		4,390	2,392
0.360% due 10/25/2036		1,934	236
0.390% due 11/25/2035		321	33
0.450% due 12/25/2035		10,806	8,047
0.550% due 01/25/2035		1,568	1,536
0.640% due 11/25/2035		15,304	11,857
0.700% due 07/25/2045		5,500	4,315
0.730% due 07/25/2045		16,866	8,234
0.810% due 10/25/2034		2,082	1,973
GSRPM Mortgage Loan Trust
0.510% due 03/25/2035		2,460	2,353
0.510% due 09/25/2036		6,580	5,768
Guggenheim Structured Real Estate Funding Ltd.
0.760% due 09/25/2046		8,244	7,912
Halcyon Loan Investors CLO Ltd.
0.652% due 11/20/2020		6,000	5,516

Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		10,760	10,663
0.537% due 08/07/2021		33,591	33,008
0.632% due 08/07/2021		35,000	32,811
Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	4,207	5,429
Harvest CLO S.A.
0.936% due 03/29/2017		2,891	3,795
Hillmark Funding
0.562% due 05/21/2021		$25,000	24,191
Home Equity Asset Trust
0.300% due 08/25/2037		125	124
0.320% due 07/25/2037		298	295
0.395% due 07/25/2037		28,000	24,400
0.420% due 05/25/2036		4,767	4,541
0.910% due 12/25/2033		97	89
0.970% due 11/25/2032		128	103
1.110% due 11/25/2034		1,500	1,318
1.410% due 06/25/2032		5,843	5,025
HSBC Home Equity Loan Trust
0.501% due 01/20/2034		1,843	1,787
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		29	12
ICE EM CLO
1.069% due 08/15/2022		40,000	37,347
IMC Home Equity Loan Trust
7.520% due 08/20/2028		107	107
Indymac Residential Asset-Backed Trust
0.320% due 11/25/2036		3,672	3,043
0.530% due 04/25/2047		14,900	8,180
0.660% due 08/25/2035		6,475	5,754
Irwin Home Equity Corp.
0.750% due 07/25/2032		4	2
IXIS Real Estate Capital Trust
0.410% due 03/25/2036		10,817	5,860
1.155% due 02/25/2035		4,904	3,973
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		1,393	1,289
0.290% due 03/25/2037		11	11
0.310% due 03/25/2047		459	330
0.320% due 08/25/2036		7,237	3,387
0.370% due 05/25/2037		3,775	2,758
0.420% due 03/25/2037		16,814	10,235
0.440% due 07/25/2036		10,000	8,401
0.650% due 09/25/2035		1,029	675
5.266% due 01/25/2037		48	39
5.453% due 11/25/2036		856	853
5.830% due 07/25/2036		10,523	6,662
6.410% due 07/25/2036		14,674	9,307
Jubilee CDO BV
0.806% due 10/15/2019	EUR	996	1,298
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		$1,934	2,091
Lehman XS Trust
0.360% due 04/25/2037		3,761	2,403
0.400% due 11/25/2046		564	418
0.410% due 11/25/2046		27,664	14,895
0.420% due 09/25/2046		373	237
0.480% due 12/25/2035		220	184
0.480% due 02/25/2036		579	431
0.510% due 12/25/2035 ^		52	19
5.110% due 07/25/2035		2,400	2,022
Locat Securitisation Vehicle SRL
0.343% due 12/12/2028	EUR	3,007	3,867
Long Beach Mortgage Loan Trust
0.470% due 05/25/2036		$963	453
0.540% due 01/25/2046		257	133
0.740% due 06/25/2034		7,829	6,715
1.065% due 07/25/2034		8,730	7,864
1.335% due 05/25/2032		229	202
1.335% due 07/25/2033		4,318	3,785
3.210% due 11/25/2032		50	39
Madison Avenue Manufactured Housing Contract
1.660% due 03/25/2032		2,935	2,921
Marathon Real Estate CDO Ltd.
0.540% due 05/25/2046		93,829	84,868
MASTR Asset-Backed Securities Trust
0.260% due 08/25/2036		1,185	435
0.260% due 11/25/2036		12	5
0.260% due 01/25/2037		115	36
0.360% due 08/25/2036		1,930	902
0.400% due 01/25/2036		7,587	7,154
0.420% due 11/25/2036		868	364
0.450% due 06/25/2036		8,795	4,234
0.510% due 05/25/2037		26,900	23,406
0.580% due 06/25/2035		612	598

0.840% due 05/25/2035		4,000	2,784
1.260% due 08/25/2033		565	561
4.860% due 05/25/2033		2,772	2,649
MASTR Specialized Loan Trust
0.470% due 02/25/2036		5,883	4,095
0.580% due 01/25/2037		20,741	10,416
Mercator CLO PLC
0.426% due 02/18/2024	EUR	11,741	14,819
Mercury CDO Ltd.
0.651% due 12/08/2040		$133,835	112,376
Merit Securities Corp.
6.690% due 07/28/2033		4,102	4,378
Merrill Lynch First Franklin Mortgage Loan Trust
0.380% due 04/25/2037		6,438	3,467
0.450% due 05/25/2037		45,190	24,511
0.460% due 04/25/2037		51,680	28,127
0.530% due 05/25/2037		67,238	37,085
Merrill Lynch Mortgage Investors, Inc.
0.360% due 11/25/2037		23,393	10,240
0.370% due 04/25/2037		17,555	7,159
0.390% due 03/25/2037		6,500	3,136
0.490% due 01/25/2047		3,452	2,083
0.520% due 12/25/2036		5,700	3,981
0.660% due 02/25/2047		29,465	18,574
0.710% due 06/25/2036		11,891	9,898
MESA Trust
3.435% due 11/25/2031		1,500	832
Mid-State Trust
3.500% due 12/15/2045		14,545	15,049
4.864% due 07/15/2038		1,389	1,435
6.005% due 08/15/2037		4,216	4,561
8.330% due 04/01/2030		5,187	5,415
Morgan Stanley ABS Capital
0.340% due 01/25/2037		8,270	4,287
0.350% due 05/25/2037		800	403
0.360% due 09/25/2036		4,980	2,087
0.360% due 10/25/2036		20,161	9,421
0.360% due 12/25/2036		1,947	935
0.370% due 09/25/2036		41,000	19,157
0.390% due 01/25/2036		2,783	2,730
0.390% due 02/25/2037		36,384	14,921
0.390% due 03/25/2037		37,126	17,432
0.440% due 09/25/2036		2,573	1,271
0.440% due 10/25/2036		15,000	7,139
0.440% due 02/25/2037		21,500	8,898
0.460% due 08/25/2036		14,650	6,407
0.460% due 03/25/2037		19,649	9,339
0.460% due 05/25/2037		37,330	19,150
0.470% due 05/25/2037		19,600	10,143
0.670% due 06/25/2034		2,345	2,213
0.740% due 09/25/2034		323	277
0.950% due 01/25/2034		78	75
1.010% due 07/25/2037		3,377	3,214
1.020% due 04/25/2034		4,478	4,194
1.110% due 05/25/2034		12,337	11,003
1.140% due 06/25/2034		5,386	5,031
1.230% due 10/25/2033		4,843	4,433
1.230% due 11/25/2034		206	184
1.290% due 03/25/2033		77	74
1.410% due 06/25/2033		3,562	3,324
1.460% due 07/25/2037		8,210	4,741
Morgan Stanley Dean Witter Capital
1.560% due 02/25/2033		2,028	1,727
Morgan Stanley Home Equity Loan Trust
0.310% due 04/25/2037		10,848	8,343
0.350% due 12/25/2036		4,640	2,091
0.540% due 12/25/2035		353	279
0.560% due 04/25/2037		2,000	1,058
Morgan Stanley IXIS Real Estate Capital Trust
0.280% due 11/25/2036		17,021	7,221
0.320% due 11/25/2036		11,209	4,787
0.430% due 11/25/2036		20,457	8,895
Morgan Stanley Mortgage Loan Trust
0.440% due 02/25/2037		873	451
5.622% due 01/25/2047		1,194	1,087
5.750% due 04/25/2037		755	576
5.754% due 01/25/2047		19,174	15,595
6.000% due 07/25/2047		1,108	978
Mountain View Funding CLO
0.600% due 04/15/2019		1,971	1,936
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		3,413	3,362
N-Star Real Estate CDO Ltd.
0.560% due 07/27/2040		5,223	4,625
Nationstar Home Equity Loan Trust
0.340% due 06/25/2037		702	598

0.380% due 09/25/2036		200	192
0.440% due 03/25/2037		766	511
0.460% due 06/25/2037		340	167
0.530% due 04/25/2037		550	276
Nationstar Home Mortgage LLC
0.850% due 06/25/2034		581	454
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		5,073	5,012
New Century Home Equity Loan Trust
0.390% due 05/25/2036		1,333	805
0.580% due 08/25/2034		181	165
Newcastle CDO Ltd.
0.650% due 12/24/2039		31,713	28,304
Newcastle Investment Trust
6.000% due 07/10/2035		14,428	14,712
6.800% due 12/10/2033		14,113	14,739
Oakwood Mortgage Investors, Inc.
5.190% due 09/15/2019		6,846	6,846
5.410% due 11/15/2032		9,219	9,304
6.190% due 12/15/2013		1,689	1,724
6.340% due 04/15/2029		1,085	1,113
7.945% due 03/15/2022		4,236	3,314
8.150% due 09/15/2029		6,830	5,423
Octagon Investment Partners Ltd.
0.572% due 08/25/2021		10,000	9,403
0.612% due 11/28/2018		4,037	3,963
Option One Mortgage Loan Trust
0.350% due 01/25/2037		10,000	4,953
0.350% due 02/25/2037		2,300	1,088
0.670% due 11/25/2035		5,000	3,042
1.065% due 10/25/2032		5,901	5,074
1.110% due 07/25/2032		2,333	2,082
1.110% due 01/25/2034		4,932	4,531
Origen Manufactured Housing Contract Trust
0.359% due 11/15/2018		168	168
7.200% due 01/15/2037		4,613	4,773
7.650% due 03/15/2032		9,476	10,153
Ownit Mortgage Loan Trust
3.961% due 12/25/2036		14,290	7,407
Pacifica CDO Ltd.
0.574% due 01/26/2020		21,969	21,694
Park Place Securities, Inc.
0.660% due 09/25/2035		150	140
0.730% due 01/25/2036		4,435	4,350
0.890% due 12/25/2034		3,208	3,196
0.930% due 03/25/2035		4,500	3,661
Penta CLO S.A.
0.564% due 06/04/2024	EUR	14,912	18,503
People’s Choice Home Loan Securities Trust
0.930% due 05/25/2035 ^		$6,000	4,546
Popular ABS Mortgage Pass-Through Trust
0.490% due 07/25/2035		1,513	1,198
0.870% due 08/25/2035		4,326	3,707
5.417% due 04/25/2035		129	93
5.504% due 01/25/2036		206	185
Prima Capital CDO Ltd.
5.417% due 12/28/2048		15,457	15,753
Primus CLO Ltd.
0.573% due 07/15/2021		10,039	9,579
Quest Trust
2.460% due 05/25/2033		880	857
RAAC Series
0.400% due 09/25/2045		618	599
0.480% due 05/25/2036		89	73
0.500% due 05/25/2046		13,104	10,713
0.560% due 02/25/2046		930	706
0.560% due 11/25/2046		1,225	714
0.590% due 10/25/2046		4,647	2,953
0.710% due 02/25/2037		5,000	2,432
1.410% due 09/25/2047		5,963	5,475
Renaissance Home Equity Loan Trust
0.650% due 08/25/2033		2,265	2,045
0.710% due 12/25/2033		174	165
Residential Asset Mortgage Products Trust
0.380% due 07/25/2036		5,672	5,355
0.390% due 11/25/2036		13,000	10,280
0.400% due 03/25/2036		5,008	4,286
0.440% due 01/25/2036		8,562	7,793
0.640% due 11/25/2035		9,673	7,411
0.760% due 02/25/2035		5,645	4,796
0.800% due 08/25/2035		13,673	10,891
1.080% due 02/25/2034		5,608	5,030
1.140% due 06/25/2034		6,709	5,466
1.200% due 10/25/2033		9,090	7,257
4.790% due 06/25/2033		88	91
4.828% due 12/25/2033		398	404

5.340% due 08/25/2033		1,958	1,927
5.800% due 10/25/2033		247	186
Residential Asset Securities Corp. Trust
0.370% due 06/25/2036		3,824	3,429
0.370% due 07/25/2036		20,388	16,244
0.380% due 11/25/2036		10,000	6,288
0.390% due 04/25/2036		2,060	1,857
0.450% due 10/25/2036		8,000	2,884
0.470% due 07/25/2036		2,200	1,026
0.530% due 01/25/2036		5,087	4,706
0.620% due 11/25/2035		11,690	10,077
0.710% due 07/25/2032 ^		170	128
0.960% due 04/25/2034		4,199	2,784
1.005% due 01/25/2035		7,806	7,040
1.035% due 02/25/2034		8,722	7,595
5.120% due 12/25/2033		4,643	4,140
6.084% due 06/25/2032 ^		5,514	5,088
6.349% due 03/25/2032		227	216
Residential Funding Mortgage Securities Trust
0.340% due 05/25/2036		2,047	1,490
5.450% due 08/25/2034		4,369	4,493
Salomon Brothers Mortgage Securities, Inc.
0.765% due 10/25/2028		28	29
Saturn CLO Ltd.
0.535% due 05/13/2022		18,000	17,208
Saturn Ventures Ltd.
1.513% due 11/03/2038		23,092	21,942
Saxon Asset Securities Trust
0.710% due 03/25/2032		899	782
1.185% due 12/25/2033		8,432	6,779
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^		683	199
0.290% due 11/25/2036 ^		266	91
0.870% due 10/25/2035		97	95
Silver Birch CLO BV
0.918% due 02/10/2020	EUR	782	1,016
SLC Student Loan Trust
4.750% due 06/15/2033		$1,612	1,541
SLM Student Loan Trust
0.373% due 10/25/2039	EUR	10,000	10,555
0.443% due 12/15/2023		10,889	13,878
0.453% due 09/15/2021		4,191	5,507
2.129% due 08/15/2016		$163	163
2.859% due 12/16/2019		4,900	5,029
3.459% due 05/16/2044		44,623	47,071
Soundview Home Loan Trust
0.290% due 06/25/2037		194	182
0.320% due 02/25/2037		283	127
0.330% due 11/25/2036		7,559	2,678
0.340% due 07/25/2037		147	109
0.390% due 05/25/2036		576	497
0.420% due 06/25/2037		14,380	6,761
0.440% due 06/25/2036		10,000	5,083
0.470% due 12/25/2035		2,854	2,765
0.720% due 08/25/2035		7,000	5,753
0.860% due 11/25/2033		2,015	1,920
Specialty Underwriting & Residential Finance
0.460% due 09/25/2036		29	29
Streeterville ABS CDO Ltd.
0.663% due 11/03/2040		317,541	240,058
Structured Asset Investment Loan Trust
0.360% due 07/25/2036		20,383	13,439
0.720% due 08/25/2035		2,000	648
0.730% due 07/25/2035		12,000	7,525
0.910% due 04/25/2033		952	895
0.945% due 03/25/2035		8,100	6,068
1.185% due 09/25/2034		257	161
Structured Asset Securities Corp.
0.360% due 05/25/2037		818	804
0.380% due 06/25/2037		10,520	2,321
0.530% due 05/25/2037		13,000	10,454
0.790% due 01/25/2033		209	192
1.310% due 10/25/2037		83,413	39,709
1.560% due 04/25/2033		774	728
1.714% due 04/25/2035		1,280	1,234
3.450% due 02/25/2032		1,027	1,019
5.410% due 06/25/2033		248	248
5.560% due 05/25/2034		1,297	1,309
Symphony CLO Ltd.
1.090% due 01/15/2024		58,800	57,186
Triaxx Prime CDO
0.470% due 10/02/2039		64,933	42,206
Truman Capital Mortgage Loan Trust
0.470% due 03/25/2036		294	217
0.960% due 12/25/2032		3,200	2,987

Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,524
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		1,561	1,612
6.570% due 08/07/2024		849	887
Venture CDO Ltd.
0.549% due 01/20/2022		10,000	9,600
WaMu Asset-Backed Certificates
0.320% due 04/25/2037		80	38
0.380% due 07/25/2047		11,000	4,919
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		227	92
0.360% due 05/25/2036		30,384	16,654
0.390% due 10/25/2036		23,000	9,529
0.450% due 08/25/2036		14,973	6,489
Wells Fargo Home Equity Trust
0.840% due 04/25/2034		315	228

Total Asset-Backed Securities (Cost $4,320,204)			4,587,916

SOVEREIGN ISSUES 0.3%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	7,128
Korea Housing Finance Corp.
4.125% due 12/15/2015		$11,500	12,460
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		25,900	28,425
5.450% due 11/22/2017		20,000	22,300

Total Sovereign Issues (Cost $63,790)			70,313

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Citigroup, Inc.		19,547	773

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (o)		8,220	25
NVHL S.A. ‘B’ (o)		8,220	25
NVHL S.A. ‘C’ (o)		8,220	25
NVHL S.A. ‘D’ (o)		8,220	25
NVHL S.A. ‘E’ (o)		8,220	24
NVHL S.A. ‘F’ (o)		8,220	24
NVHL S.A. ‘G’ (o)		8,220	24
NVHL S.A. ‘H’ (o)		8,220	24
NVHL S.A. ‘I’ (o)		8,220	24
NVHL S.A. ‘J’ (o)		8,220	24

			244

Total Common Stocks (Cost $1,111)			1,017

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017		6,775	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (e)		1,200	1,470

UTILITIES 0.0%
PPL Corp.
9.500% due 07/01/2013		68,700	3,594

Total Convertible Preferred Securities (Cost $4,562)			5,064

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		40,000	1,051
GMAC Capital Trust
8.125% due 02/15/2040		30,000	799

SLM Corp. CPI Linked Security
4.041% due 01/16/2018	51,000	1,202

		3,052

INDUSTRIALS 0.1%
CoBank ACB
6.250% due 10/01/2022 (e)	60,000	6,234
United Technologies Corp.
7.500% due 08/01/2015	70,000	3,900

		10,134

Total Preferred Securities (Cost $11,829)		13,186

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.7%
Banc of America Securities LLC
0.230% due 01/02/2013	$89,000	89,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $90,758. Repurchase proceeds are $89,001.)
Citigroup Global Markets, Inc.
0.170% due 01/08/2013	60,000	60,000
(Dated 12/21/2012. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $61,451. Repurchase proceeds are $60,003.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	196	196
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $205. Repurchase proceeds are $196.)

		149,196

U.S. TREASURY BILLS 2.4%
0.149% due 01/31/2013 - 12/12/2013 (d)(k)(l)(m)	500,562	500,283

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 3.1%
PIMCO Short-Term Floating NAV Portfolio	66,632,092	666,787

Total Short-Term Instruments (Cost $1,316,357)		1,316,266

Total Investments 113.4% (Cost $23,057,636)		$24,231,871
Other Assets and Liabilities (Net) (13.4%)		(2,854,321)

Net Assets 100.0%		$21,377,550

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $1,940,751 at a weighted average interest rate of 0.325%.

(i)	Securities with an aggregate market value of $5,632 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(j)	Securities with an aggregate market value of $426,527 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Reverse Repurchase Agreements
BCY	0.430%	12/12/2012	01/14/2013		$106,851	$(106,878)
BRC	0.380%	11/22/2012	01/22/2013	EUR	6,524	(8,615)
BSN	0.400%	12/12/2012	01/14/2013		$264,149	(264,211)
RYL	0.420%	12/05/2012	01/04/2013		22,978	(22,985)
SAL	0.530%	12/12/2012	01/14/2013		10,480	(10,483)

						$(413,172)

(k)	Securities with an aggregate market value of $350 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(l)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $40,411 and cash of $85,008 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$91,971	$1,633	$4,402
CDX.HY-19 5-Year Index	5.000%	12/20/2017	1,128,200	6,282	30,621

				$7,915	$35,023

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$1,625	$1,638
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	21,193	2,426
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	2,330	1,189
Receive	3-Month CAD-Bank Bill	3.000%	12/17/2041		413,500	(31,461)	(1,972)
Receive	3-Month USD-LIBOR	2.000%	12/18/2023		$405,800	4,666	(1,085)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	1,369,900	15,776	13,382

						$14,129	$15,578

(m)	Securities with an aggregate market value of $459,522 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(n)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Centex Corp.	BPS	(1.000%	)	06/20/2016	0.519%	$8,500	$(144)	$913	$(1,057)
D.R. Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.174%	12,500	64	779	(715)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.281%	14,000	129	879	(750)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	1.315%	5,000	29	192	(163)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.939%	4,500	(10)	174	(184)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.160%	2,000	(73)	0	(73)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2017	1.521%	14,600	356	1,018	(662)

							$351	$3,955	$(3,604)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.220%		$2,000	$94	$0	$94
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		3,100	55	(32)	87
Japan Government International Bond	CBK	1.000%	03/20/2016	0.458%		700	12	(5)	17
Japan Government International Bond	CBK	1.000%	06/20/2016	0.507%		2,600	45	(1)	46
Japan Government International Bond	GST	1.000%	03/20/2016	0.458%		18,700	332	(194)	526
Japan Government International Bond	HUS	1.000%	06/20/2016	0.507%		6,700	116	(3)	119
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		6,300	112	(76)	188
Japan Government International Bond	MYC	1.000%	03/20/2016	0.458%		7,500	133	(87)	220
Japan Government International Bond	RYL	1.000%	03/20/2016	0.458%		5,200	92	(61)	153
JC Penney Corp., Inc.	BPS	5.000%	09/20/2017	9.153%		5,000	(724)	(675)	(49)
JC Penney Corp., Inc.	UAG	5.000%	09/20/2017	9.153%		4,000	(580)	(520)	(60)
MetLife, Inc.	BOA	1.000%	09/20/2015	0.989%		31,300	20	(1,754)	1,774
MetLife, Inc.	DUB	1.000%	03/20/2018	1.590%		10,000	(288)	(568)	280
Nokia OYJ	BOA	5.000%	06/20/2017	5.968%	EUR	6,000	(279)	(751)	472
Nokia OYJ	FBF	5.000%	06/20/2017	5.968%		33,400	(1,552)	(6,341)	4,789
Nokia OYJ	FBF	5.000%	09/20/2017	6.203%		10,200	(619)	(2,255)	1,636
Nokia OYJ	JPM	5.000%	06/20/2017	5.968%		20,100	(934)	(2,535)	1,601
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		$6,200	510	(434)	944
NRG Energy, Inc.	GST	5.000%	03/20/2019	3.943%		500	30	(42)	72
NRG Energy, Inc.	UAG	5.000%	03/20/2017	2.833%		100	9	(8)	17
NRG Energy, Inc.	UAG	5.000%	06/20/2017	3.072%		600	50	(60)	110
Panasonic Corp.	BOA	1.000%	12/20/2017	2.231%	JPY	270,000	(179)	(512)	333
Panasonic Corp.	BRC	1.000%	12/20/2017	2.231%		220,000	(146)	(366)	220
Panasonic Corp.	GST	1.000%	12/20/2017	2.231%		270,000	(179)	(446)	267
Panasonic Corp.	JPM	1.000%	12/20/2017	2.231%		2,240,000	(1,486)	(3,881)	2,395
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.088%		$800	(1)	(25)	24
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.088%		1,000	(2)	(29)	27
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%		400	(1)	(13)	12
SLM Corp.	BOA	5.000%	12/20/2013	0.620%		1,100	49	0	49
SLM Corp.	CBK	5.000%	12/20/2013	0.620%		800	35	69	(34)
Tokyo Electric Power Co., Inc.	BOA	1.000%	06/20/2013	2.995%	JPY	220,000	(22)	(165)	143
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.996%		890,000	(144)	(779)	635
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	2.996%		80,000	(17)	(44)	27
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	2.995%		70,000	(19)	(43)	24
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%		85,000	(9)	(59)	50
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		48,000	(8)	(68)	60
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	2.995%		220,000	(60)	(264)	204
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	4.810%		$2,700	20	(43)	63

							$(5,535)	$(23,070)	$17,535

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.6-1 Index	GST	0.540%	07/25/2045	$14,935	$(12,963)	$(13,012)	$49
ABX.HE.AA.6-1 Index	CBK	0.320%	07/25/2045	23,660	(8,620)	(11,534)	2,914
ABX.HE.AA.6-2 Index	FBF	0.170%	05/25/2046	40,184	(35,742)	(35,713)	(29)
ABX.HE.AA.6-2 Index	JPM	0.170%	05/25/2046	1,348	(1,199)	(566)	(633)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037	2,801	(2,661)	(2,227)	(434)
ABX.HE.AA.7-1 Index	JPM	0.150%	08/25/2037	764	(726)	(466)	(260)
ABX.HE.AA.7-2 Index	JPM	1.920%	01/25/2038	777	(735)	(482)	(253)
ABX.HE.AAA.7-1 Index	BOA	0.090%	08/25/2037	58,187	(28,873)	(32,657)	3,784
ABX.HE.AAA.7-1 Index	BRC	0.090%	08/25/2037	18,298	(9,079)	(10,338)	1,259
ABX.HE.AAA.7-1 Index	CBK	0.090%	08/25/2037	140,527	(69,733)	(79,088)	9,355
ABX.HE.AAA.7-1 Index	DUB	0.090%	08/25/2037	25,617	(12,712)	(14,410)	1,698
ABX.HE.AAA.7-1 Index	FBF	0.090%	08/25/2037	236,408	(117,310)	(132,888)	15,578
ABX.HE.AAA.7-1 Index	GST	0.090%	08/25/2037	54,893	(27,240)	(30,924)	3,684
ABX.HE.AAA.7-1 Index	JPM	0.090%	08/25/2037	18,298	(9,080)	(10,270)	1,190
ABX.HE.AAA.7-1 Index	MYC	0.090%	08/25/2037	29,276	(14,527)	(16,431)	1,904
ABX.HE.AAA.7-1 Index	RYL	0.090%	08/25/2037	33,851	(16,797)	(18,995)	2,198
ABX.HE.AAA.7-2 Index	BOA	0.760%	01/25/2038	6,947	(3,556)	(3,917)	361
ABX.HE.AAA.7-2 Index	DUB	0.760%	01/25/2038	23,187	(11,866)	(13,072)	1,206
ABX.HE.AAA.7-2 Index	FBF	0.760%	01/25/2038	135,473	(69,326)	(76,373)	7,047
ABX.HE.AAA.7-2 Index	MYC	0.760%	01/25/2038	17,368	(8,888)	(9,791)	903
ABX.HE.AAA.7-2 Index	RYL	0.760%	01/25/2038	6,947	(3,555)	(3,916)	361
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	50,000	6,292	3,588	2,704
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	25,000	3,146	2,438	708
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017	25,000	3,146	1,775	1,371
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017	25,000	3,146	2,450	696
CMBX.NA.AAA.1 Index	CBK	0.100%	10/12/2052	21,808	(434)	(518)	84
CMBX.NA.AAA.1 Index	UAG	0.100%	10/12/2052	24,782	(493)	(511)	18
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049	10,000	(303)	(337)	34
CMBX.NA.AAA.3 Index	CBK	0.080%	12/13/2049	20,000	(860)	(1,212)	352
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049	27,900	(1,198)	(1,312)	114
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	15,000	(644)	(862)	218
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049	25,000	(1,074)	(1,528)	454
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049	25,000	(1,074)	(1,594)	520
CMBX.NA.AAA.4 Index	BOA	0.350%	02/17/2051	50,000	(2,153)	(2,438)	285
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	33,300	(1,434)	(1,496)	62
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051	99,000	(4,264)	(5,902)	1,638
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	145,400	(6,262)	(8,763)	2,501
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	48,600	(2,093)	(2,532)	439
CMBX.NA.AAA.4 Index	JPM	0.350%	02/17/2051	25,000	(1,077)	(1,063)	(14)
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	98,500	(4,241)	(5,387)	1,146
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051	25,000	(1,077)	(1,219)	142

					$(478,139)	$(543,493)	$65,354

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM	BRL	250,000	$1,609	$0	$1,609
Pay	1-Year BRL-CDI	8.250%	01/02/2014	UAG		250,000	1,609	0	1,609
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		870,000	10,302	4,775	5,527
Pay	1-Year BRL-CDI	7.400%	01/02/2015	UAG		150,000	(297)	(280)	(17)
Pay	1-Year BRL-CDI	7.535%	01/02/2015	MYC		879,700	(756)	(299)	(457)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM		600,000	(483)	(307)	(176)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		1,080,900	(533)	(460)	(73)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		577,200	(159)	(67)	(92)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		385,000	489	723	(234)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		177,200	379	413	(34)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		1,406,000	11,212	3,974	7,238
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		475,000	4,667	2,267	2,400
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	BRC	AUD	97,200	4,032	(138)	4,170
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	GLM		145,800	6,048	(204)	6,252
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		75,000	7,773	43	7,730
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		100,000	10,364	98	10,266
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	UAG		128,000	13,267	(102)	13,369
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,209,000	(2,004)	(1,588)	(416)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	GLM		625,000	(566)	(433)	(133)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		750,000	(680)	(493)	(187)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	JPM		130,000	(118)	(76)	(42)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		460,000	(417)	(338)	(79)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		915,000	685	34	651
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		130,000	97	14	83
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		500,000	375	114	261
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,000	60	15	45
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		1,105,000	828	38	790
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		150,000	112	10	102
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		500,000	(827)	(429)	(398)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		2,193,000	(387)	(45)	(342)

							$66,681	$7,259	$59,422

(o)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dexia Credit Local S.A.	5.375%	07/21/2014	09/11/2012 - 09/21/2012	$27,724	$30,498	0.14%
NVHL S.A. ‘A’			03/09/2012	26	25	0.00%
NVHL S.A. ‘B’			03/09/2012	26	25	0.00%
NVHL S.A. ‘C’			03/09/2012	26	25	0.00%
NVHL S.A. ‘D’			03/09/2012	27	25	0.00%
NVHL S.A. ‘E’			03/09/2012	27	24	0.00%
NVHL S.A. ‘F’			03/09/2012	27	24	0.00%
NVHL S.A. ‘G’			03/09/2012	27	24	0.00%
NVHL S.A. ‘H’			03/09/2012	27	24	0.00%
NVHL S.A. ‘I’			03/09/2012	27	24	0.00%
NVHL S.A. ‘J’			03/09/2012	27	24	0.00%

				$27,991	$30,742	0.14%

(p)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Denbury Resources, Inc.	8.250%	02/15/2020	$3,000	$3,377	$(3,524)
Fannie Mae	4.500%	02/01/2043	8,000	8,612	(8,639)

				$11,989	$(12,163)

(6)	Market value includes $96 of interest payable on short sales.

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	14,189		$14,979	BRC	$252	$0	$252
01/2013		223,461		230,902	JPM	0	(1,030)	(1,030)
01/2013		14,529		15,133	MSC	53	0	53
01/2013	EUR	427,265		551,134	BOA	0	(12,835)	(12,835)
01/2013		299,576		388,000	BPS	0	(7,426)	(7,426)
01/2013		6,086		7,884	BRC	0	(150)	(150)
01/2013		55,652		72,860	CBK	0	(599)	(599)
01/2013		530,580		689,982	FBF	0	(10,357)	(10,357)
01/2013		14,656		19,180	JPM	0	(165)	(165)
01/2013		32,893		43,064	MSC	0	(353)	(353)
01/2013		54,788		70,926	RBC	0	(1,391)	(1,391)
01/2013		25,721		33,591	RYL	0	(359)	(359)
01/2013		1,690		2,198	UAG	0	(33)	(33)
01/2013	GBP	347,556		555,061	BOA	0	(9,527)	(9,527)
01/2013		6,492		10,552	BRC	7	0	7
01/2013		13,698		22,056	CBK	0	(196)	(196)
01/2013	JPY	16,148,753		196,902	DUB	10,487	0	10,487
01/2013		$899	AUD	858	HUS	0	(9)	(9)
01/2013		2,444		2,342	JPM	0	(13)	(13)
01/2013		6,613		6,358	RYL	0	(13)	(13)
01/2013		5,876		5,594	UAG	0	(70)	(70)
01/2013		928,747	EUR	700,685	BOA	9	(3,886)	(3,877)
01/2013		810		613	BPS	0	(1)	(1)
01/2013		460,193		348,631	BRC	0	(17)	(17)
01/2013		1,082		828	DUB	11	0	11
01/2013		465,995		350,992	JPM	0	(2,702)	(2,702)
01/2013		38,923		30,000	RYL	675	0	675
01/2013		586,612	GBP	360,293	BOA	0	(1,334)	(1,334)
01/2013		281		175	BPS	3	0	3
01/2013		772		478	FBF	5	0	5
01/2013		498		308	RYL	3	0	3
01/2013		149	JPY	12,533	HUS	0	(4)	(4)
02/2013	EUR	700,236		$928,467	BOA	3,938	0	3,938
02/2013		348,631		460,341	BRC	40	0	40
02/2013		350,992		466,138	JPM	2,720	0	2,720
02/2013	GBP	360,293		586,557	BOA	1,329	0	1,329
02/2013		$168,119	BRL	345,703	HUS	12	0	12
02/2013		4,263	EUR	3,217	HUS	0	(15)	(15)
02/2013		258	GBP	160	BOA	1	0	1
02/2013		1,696		1,043	HUS	0	(2)	(2)
02/2013		337		209	RYL	3	0	3
02/2013		31,683	KRW	34,501,760	JPM	595	0	595
03/2013	CAD	12,714		$12,800	RYL	40	0	40
03/2013		$11,620	CAD	11,577	BPS	0	(1)	(1)
03/2013		373		369	FBF	0	(3)	(3)
03/2013		124	GBP	77	DUB	1	0	1
04/2013		31,869	MXN	413,997	DUB	2	(112)	(110)
04/2013		512		6,648	HUS	1	(3)	(2)
04/2013		2,429		31,994	MSC	25	0	25
04/2013		441		5,764	UAG	1	0	1

						$20,213	$(52,606)	$(32,393)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,034,231	$0	$1,034,231
Corporate Bonds & Notes
Banking & Finance	0	2,415,265	25,723	2,440,988
Industrials	0	1,013,623	212,285	1,225,908
Utilities	0	631,983	803	632,786
Convertible Bonds & Notes
Banking & Finance	0	28,140	0	28,140
Industrials	0	678	0	678
Municipal Bonds & Notes
California	0	40,576	0	40,576
New Jersey	0	7,933	0	7,933
New York	0	9,280	0	9,280
Ohio	0	1,743	0	1,743
Tennessee	0	2,737	0	2,737
U.S. Government Agencies	0	4,981,180	8,281	4,989,461
Mortgage-Backed Securities	0	7,750,771	72,877	7,823,648
Asset-Backed Securities	0	3,867,896	720,020	4,587,916
Sovereign Issues	0	70,313	0	70,313
Common Stocks
Financials	773	0	0	773
Health Care	0	0	244	244
Warrants
Industrials	0	0	0	0
Convertible Preferred Securities
Banking & Finance	0	1,470	0	1,470
Utilities	0	3,594	0	3,594
Preferred Securities
Banking & Finance	3,052	0	0	3,052
Industrials	0	10,134	0	10,134
Short-Term Instruments
Repurchase Agreements	0	149,196	0	149,196
U.S. Treasury Bills	0	500,283	0	500,283
Central Funds Used for Cash Management Purposes	666,787	0	0	666,787
	$670,612	$22,521,026	$1,040,233	$24,231,871

Short Sales, at value	$0	$(12,163)	$0	$(12,163)

Financial Derivative Instruments - Assets
Credit Contracts	0	119,615	63	119,678
Foreign Exchange Contracts	0	20,213	0	20,213
Interest Rate Contracts	0	80,737	0	80,737
	$0	$220,565	$63	$220,628

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(5,370)	0	(5,370)
Foreign Exchange Contracts	0	(52,606)	0	(52,606)
Interest Rate Contracts	0	(5,737)	0	(5,737)

	$0	$(63,713)	$0	$(63,713)

Totals	$670,612	$22,665,715	$1,040,296	$24,376,623

(ii) There were assets and liabilities valued at $7,913 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,194	$23,680	$(517)	$3	$18	$345	$0	$0	$25,723	$340
Industrials	178,328	61,478	(17,931)	(674)	(1,071)	1,421	0	(9,266)	212,285	1,674
Utilities	921	0	(140)	0	0	22	0	0	803	14
U.S. Government Agencies	0	8,284	0	0	0	(3)	0	0	8,281	(3)
Mortgage-Backed Securities	82,303	9,812	(9,337)	183	274	2,356	2,201	(14,915)	72,877	1,702
Asset-Backed Securities	175,171	711,654	(109,821)	2,992	26,899	18,880	0	(105,755)	720,020	15,371
Common Stocks
Health Care	0	267	0	0	0	(23)	0	0	244	(23)
Warrants
Industrials	0	0	0	0	0	0	0	0	0	0

	$438,917	$815,175	$(137,746)	$2,504	$26,120	$22,998	$2,201	$(129,936)	$1,040,233	$19,075

Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$63	$0	$0	$63	$63

Totals	$438,917	$815,175	$(137,746)	$2,504	$26,120	$23,061	$2,201	$(129,936)	$1,040,296	$19,138

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$16,736	Benchmark Pricing	Base Price	98.50 - 101.13
	8,987	Third Party Vendor	Broker Quote	104.50 - 111.43
Industrials	212,285	Third Party Vendor	Broker Quote	101.75 - 115.75
Utilities	803	Third Party Vendor	Broker Quote	97.00
U.S. Government Agencies	8,281	Benchmark Pricing	Base Price	101.94
Mortgage-Backed Securities	16,821	Benchmark Pricing	Base Price	99.60 - 110.00
	11,804	Other Valuation Techniques (4)	—	—
	44,252	Third Party Vendor	Broker Quote	2.36 - 99.50
Asset-Backed Securities	702,720	Benchmark Pricing	Base Price	55.00 - 104.55
	17,300	Third Party Vendor	Broker Quote	91.50 - 98.75
Common Stocks
Health Care	244	Market Comparable Companies	EBITDA multiples	6.00 - 8.00
			Revenue multiples	0.80 -1.20
			Discount for lack of marketability	15.00 - 25.00
			Control Premium	5.00 - 10.00
Warrants
Industrials	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Assets
Credit Contracts	$63	Indicative Market Quotations	Broker Quote	0.58

Total	$1,040,296

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	100	$133
4.250% due 07/15/2014		300	407
BNP Paribas S.A.
1.250% due 01/10/2014		$250	251
HSBC Bank PLC
1.130% due 01/17/2014		250	252

Total Corporate Bonds & Notes (Cost $1,019)			1,043

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.500% due 05/27/2015		2,000	2,009
1.000% due 02/22/2027		1,300	1,301

Total U.S. Government Agencies (Cost $3,297)			3,310

U.S. TREASURY OBLIGATIONS 36.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		734	773
0.125% due 04/15/2017		9,878	10,582
0.125% due 01/15/2022		920	999
0.125% due 07/15/2022		17,754	19,264
0.625% due 07/15/2021 (f)		4,105	4,667
0.750% due 02/15/2042		461	505
1.250% due 07/15/2020		636	755
1.375% due 01/15/2020		1,070	1,268
1.625% due 01/15/2015		3,392	3,605
2.375% due 01/15/2025 (f)(g)		2,700	3,645
2.375% due 01/15/2027		1,032	1,424
2.500% due 01/15/2029		6,357	9,064

Total U.S. Treasury Obligations (Cost $55,893)			56,551

MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Commercial Mortgage Trust
5.685% due 06/10/2049		300	349
Banc of America Large Loan Trust
0.959% due 08/15/2029		300	295
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		500	526
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		300	349
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		300	345
Wells Fargo Mortgage-Backed Securities Trust
4.569% due 12/25/2033		265	272

Total Mortgage-Backed Securities (Cost $2,090)			2,136

ASSET-BACKED SECURITIES 1.3%
Avalon Capital Ltd.
0.582% due 02/24/2019		245	242
Four Corners CLO
0.580% due 01/26/2020		774	761
Galaxy CLO Ltd.
0.555% due 04/25/2019		296	287
Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019		515	508
Wood Street CLO BV
0.696% due 03/29/2021	EUR	215	278

Total Asset-Backed Securities (Cost $2,056)			2,076

SOVEREIGN ISSUES 9.8%
Australia Government CPI Linked Bond
1.250% due 02/21/2022	AUD	1,000	1,113
4.000% due 08/20/2015		1,000	1,882
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	500	644
Denmark Government International Bond
0.100% due 11/15/2023 (b)	DKK	13,548	2,537
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	531	712
2.100% due 09/15/2021 (b)		2,685	3,369

Mexico Government International Bond
2.500% due 12/10/2020 (b)	MXN	22,419	1,890
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	800	712
Sweden Government Bond
3.500% due 12/01/2028	SEK	2,400	688
Sweden Government Bond CPI Linked Bond
0.250% due 06/01/2022		900	143
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	304	534
1.875% due 11/22/2022 (b)		597	1,244

Total Sovereign Issues (Cost $14,645)			15,468

	SHARES
MUTUAL FUNDS (c)(d) 14.4%
PIMCO Emerging Markets Currency Fund		2,143,237	22,611

Total Mutual Funds (Cost $22,222)			22,611

REAL ESTATE INVESTMENT TRUSTS 0.3%
EPR Properties		4,830	223
ProLogis, Inc.		6,289	229

Total Real Estate Investment Trusts (Cost $400)			452

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.2%
COMMERCIAL PAPER 5.0%
Amcor Ltd.
0.420% due 01/25/2013		$700	700
DCP Midstream LLC
0.470% due 01/11/2013		700	700
Enbridge Energy Partners
0.430% due 01/18/2013		700	700
Enterprise Products Operating LLC
0.450% due 01/23/2013		700	700
Holcim U.S. Finance SARL & Cie S.C.S.
0.540% due 03/13/2013		700	699
Kansas City Power & Light Co.
0.450% due 01/22/2013		700	700
Kinder Morgan
0.430% due 01/11/2013		700	700
NextEra Energy Capital Holdings, Inc.
0.420% due 01/07/2013		700	700
Nissan Motor Acceptance Corporation
0.450% due 01/28/2013		1,300	1,299
Northeast Utilities
0.430% due 01/02/2013		700	700
Santander S.A.
2.200% due 04/02/2013		300	299

			7,897

REPURCHASE AGREEMENTS 7.0%
Banc of America Securities LLC
0.230% due 01/02/2013		3,000	3,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $510 and U.S. Treasury Notes 0.125% due 12/31/2014 valued at $2,551. Repurchase proceeds are $3,000.)
Barclays, Inc.
0.230% due 01/02/2013		1,700	1,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Index 3.875% due 04/15/2029 valued at $1,730. Repurchase proceeds are $1,700.)
Credit Suisse Securities (USA) LLC
0.230% due 01/02/2013		2,500	2,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $2,559. Repurchase proceeds are $2,500.)
JPMorgan Securities, Inc.
0.250% due 01/02/2013		2,500	2,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $2,555. Repurchase proceeds are $2,500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,256	1,256
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,286. Repurchase proceeds are $1,256.)

			10,956

SHORT-TERM NOTES 2.9%
Fannie Mae
0.162% due 02/20/2013		1,700	1,700

0.178% due 02/20/2013		300	300
0.183% due 08/01/2013		300	300
Freddie Mac
0.162% due 02/19/2013 - 02/25/2013		2,200	2,199

			4,499

MEXICO TREASURY BILLS 2.2%
4.274% due 04/04/2013	MXN	44,500	3,405

U.S. TREASURY BILLS 1.6%
0.176% due 08/22/2013 - 11/14/2013 (a)(f)		$2,600	2,598

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 13.5%
PIMCO Short-Term Floating NAV Portfolio		2,766	27
PIMCO Short-Term Floating NAV Portfolio III		2,115,335	21,143

			21,170

Total Short-Term Instruments (Cost $50,575)			50,525

PURCHASED OPTIONS (i) 0.2%
(Cost $522)			352

Total Investments 98.3% (Cost $152,719)			$154,524
Written Options (j) (0.3%) (Premiums $529)			(448)
Other Assets and Liabilities (Net) 2.0%			3,086

Net Assets 100.0%			$157,162

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Institutional Class Shares of each Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $512 at a weighted average interest rate of 0.267%.

(f)	Securities with an aggregate market value of $1,146 and cash of $6 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	44	$6
Brent Crude December Futures	Short	11/2013	27	17
Brent Crude February Futures	Short	01/2013	3	(3)
Brent Crude March Futures	Long	02/2013	4	2
Corn March Futures	Short	03/2013	9	25
Euro-Mill Wheat November Futures	Long	11/2013	30	(3)
Gas Oil December Futures	Long	12/2013	48	10
Gas Oil June Futures	Short	06/2013	24	(1)
Gas Oil June Futures	Short	06/2014	24	(5)
Gold 100 oz. February Futures	Long	02/2013	58	(366)
Natural Gas April Futures	Short	03/2013	24	12
Natural Gas March Futures	Short	02/2013	3	7
Natural Gas October Futures	Long	09/2013	27	(26)
Platinum April Futures	Long	04/2013	11	4
RBOB Gasoline March Futures	Short	02/2013	1	(1)
Red Spring Wheat March Futures	Long	03/2013	5	(15)
Soybean March Futures	Long	03/2013	7	(1)
Sugar No. 11 March Futures	Short	02/2013	8	8
U.S. Treasury 10-Year Note March Futures	Long	03/2013	37	(13)
Wheat December Futures	Short	12/2013	3	1
Wheat July Futures	Long	07/2013	3	(14)
Wheat March Futures	Short	03/2013	13	71
Wheat May Futures	Short	05/2013	3	19
White Sugar March Futures	Long	02/2013	8	(12)
WTI Crude December Futures	Long	11/2013	32	72
WTI Crude June Futures	Short	05/2013	5	(18)

				$(224)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $605 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$4,400	$(9)	$(9)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	4,300	263	104

					$254	$95

(h)	OTC swap agreements outstanding as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	SOG	EUR	6,200	$34	$34	$0
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	DUB		1,300	14	6	8
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	UAG		300	3	1	2
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS	BRL	5,000	59	29	30
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		$2,000	4	4	0
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,800	54	38	16

							$168	$112	$56

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSF1T Index	6,019	3-Month U.S. Treasury Bill rate plus a specified spread	$3,128	02/15/2013	BOA	$(30)
Receive	DJUBSTR Index	12,926	3-Month U.S. Treasury Bill rate plus a specified spread	3,653	02/15/2013	BOA	(36)
Receive	DWRTFT Index	207	1-Month USD-LIBOR plus a specified spread	1,256	02/28/2013	BOA	47
Receive	DJUBSGC Index	27,172	0.160%	5,834	02/15/2013	DUB	(77)
Receive	CSCUS1TR Index	2,000	3-Month U.S. Treasury Bill rate plus a specified spread	726	02/15/2013	JPM	(6)
Receive	DJUBSF3T Index	31,484	3-Month U.S. Treasury Bill rate plus a specified spread	18,983	02/15/2013	JPM	10
Pay	DJUBSF3T Index	6,398	3-Month U.S. Treasury Bill rate plus a specified spread	3,858	02/15/2013	JPM	(1)
Receive	DJUBSTR Index	18,278	3-Month U.S. Treasury Bill rate plus a specified spread	5,166	02/15/2013	JPM	(52)
Receive	DWRTFT Index	58	1-Month USD-LIBOR plus a specified spread	354	01/31/2013	RYL	13
Receive	DWRTFT Index	1,076	1-Month USD-LIBOR plus a specified spread	6,539	02/28/2013	RYL	169
Receive	DWRTFT Index	519	1-Month USD-LIBOR plus a specified spread	3,153	07/31/2013	RYL	118
Receive	DWRTFT Index	1,760	1-Month USD-LIBOR plus a specified spread	10,693	08/30/2013	RYL	400
Receive	DWRTFT Index	210	1-Month USD-LIBOR plus a specified spread	1,276	09/30/2013	RYL	48

							$603

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	JPM	$100	$(5)	$0	$(5)
Pay	DJUBS Index	0.036	04/04/2013	GST	200	(1)	0	(1)
Receive	LME Nickel May Futures	0.107	05/01/2013	DUB	160	(6)	0	(6)
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM	620	21	0	21
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM	700	24	0	24
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST	220	7	0	7
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST	310	10	0	10
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC	490	18	0	18
Pay	London Gold Market Fixing Ltd. PM	0.037	11/27/2013	MYC	577	4	0	4
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM	450	8	0	8
Receive	London Silver Market Fixing Ltd.	0.090	11/27/2013	MYC	370	3	0	3
Pay	NYMEX WTI Crude June Futures	0.109	05/16/2013	DUB	160	6	0	6
Pay	S&P 500 Index	0.041	02/15/2013	BRC	590	0	0	0
Pay	S&P 500 Index	0.073	12/20/2013	GST	200	7	0	7
Pay	S&P 500 Index	0.075	12/20/2013	BRC	90	3	0	3

						$99	$0	$99

(i)	Purchased options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - NYMEX Brent Crude December Futures	N/A	$117.000	11/15/2013	7	$	N/A	$26	$14
Put - OTC Brent Crude March Futures	BOA	87.000	02/08/2013	N/A		200	1	0
Put - OTC Brent Crude March Futures	JPM	95.000	02/08/2013	N/A		17,500	214	70
Put - OTC Gold December Futures	MYC	1,560.000	12/03/2013	N/A		80	39	40
Put - OTC Gold December Futures	MYC	1,520.000	12/05/2013	N/A		40	18	16
Put - OTC Gold June Futures	DUB	1,555.000	06/25/2013	N/A		30	8	6
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	N/A		84	3	0

							$309	$146

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index March Futures	1,325.000	03/15/2013	250	$213	$206

(j)	Written options outstanding as of December 31, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Put - NYMEX Brent Crude December Futures	N/A	$77.000	11/15/2013	7	$	N/A	$34	$(25)
Put - NYMEX Natural Gas February Futures	N/A	3,150.000	01/28/2013	1		N/A	1	(1)
Put - OTC Brent Crude March Futures	JPM	85.000	02/08/2013	N/A		17,500	47	(14)
Call - OTC Brent Crude March Futures	JPM	118.000	02/08/2013	N/A		17,500	138	(140)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	N/A		200	4	0
Put - OTC Heating Oil March Futures	BOA	250.000	02/25/2013	N/A		84	1	0
Put - OTC Platinum December Futures	MYC	1,450.000	12/03/2013	N/A		80	48	(52)
Put - OTC Platinum December Futures	MYC	1,410.000	12/05/2013	N/A		40	22	(20)
Put - OTC Platinum June Futures	DUB	1,433.000	06/25/2013	N/A		30	10	(9)

							$305	$(261)

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CME E-mini S&P 500 Index March Futures	1,265.000	03/15/2013	250	$115	$(112)
Call - CME E-mini S&P 500 Index March Futures	1,515.000	03/15/2013	250	106	(72)

				$221	$(184)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	$300	$1	$(1)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	400	1	(1)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	400	1	(1)

							$3	$(3)

(k)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	2,878		$2,974	JPM	$0	$(13)	$(13)
01/2013	CLP	8,703		18	GSC	0	0	0
01/2013	EUR	887		1,144	BPS	0	(27)	(27)
01/2013		477		626	BRC	0	(4)	(4)
01/2013		29		38	CBK	0	0	0
01/2013		538		698	DUB	0	(12)	(12)
01/2013		1,535		1,990	FBF	0	(36)	(36)
01/2013		1		1	RBC	0	0	0
01/2013		25		33	RYL	0	0	0
01/2013		3,401		4,411	UAG	0	(78)	(78)
01/2013	NZD	829		673	FBF	0	(12)	(12)
01/2013		$8	CLP	3,773	DUB	0	0	0
01/2013		10		4,930	HUS	0	0	0
01/2013		1,198	EUR	925	BPS	23	0	23
01/2013		2,291		1,789	HUS	71	0	71
01/2013		746	ZAR	6,350	GSC	1	0	1
01/2013	ZAR	6,088		$697	DUB	0	(19)	(19)
02/2013	BRL	395		191	HUS	0	(1)	(1)
02/2013	CNY	653		103	JPM	0	(1)	(1)
02/2013	DKK	14,230		2,443	CBK	0	(77)	(77)
02/2013	EUR	9		12	FBF	0	0	0
02/2013	SEK	5,476		809	HUS	0	(32)	(32)
02/2013		$442	EUR	335	BRC	0	0	0
03/2013	GBP	907		$1,461	BOA	0	(13)	(13)
03/2013		110		177	RBC	0	(2)	(2)
03/2013		18		29	RYL	0	0	0
03/2013		218		354	UAG	0	0	0
03/2013		$249	GBP	154	BRC	1	0	1
04/2013	MXN	43,964		$3,422	CBK	49	0	49
04/2013		22,104		1,691	JPM	0	(5)	(5)
06/2013		$18	CLP	8,703	GSC	0	0	0

						$145	$(332)	$(187)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,043	$0	$1,043
U.S. Government Agencies	0	3,310	0	3,310
U.S. Treasury Obligations	0	56,551	0	56,551
Mortgage-Backed Securities	0	2,136	0	2,136
Asset-Backed Securities	0	2,076	0	2,076
Sovereign Issues	0	15,468	0	15,468
Mutual Funds	22,611	0	0	22,611
Real Estate Investment Trusts	452	0	0	452
Short-Term Instruments
Commercial Paper	0	7,897	0	7,897
Repurchase Agreements	0	10,956	0	10,956
Short-Term Notes	0	4,499	0	4,499
Mexico Treasury Bills	0	3,405	0	3,405
U.S. Treasury Bills	0	2,598	0	2,598
Central Funds Used for Cash Management Purposes	21,170	0	0	21,170
Purchased Options
Commodity Contracts	14	132	0	146
Equity Contracts	206	0	0	206
	$44,453	$110,071	$0	$154,524

Financial Derivative Instruments - Assets
Commodity Contracts	248	101	0	349
Equity Contracts	0	815	0	815
Foreign Exchange Contracts	0	145	0	145
Interest Rate Contracts	6	160	0	166
	$254	$1,221	$0	$1,475
Financial Derivative Instruments - Liabilities
Commodity Contracts	(490)	(419)	0	(909)
Equity Contracts	(184)	(31)	0	(215)
Foreign Exchange Contracts	0	(332)	0	(332)
Interest Rate Contracts	(13)	(12)	0	(25)

	$(687)	$(794)	$0	$(1,481)

Totals	$44,020	$110,498	$0	$154,518
(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO International Fundamental IndexPLUS® TR Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.4%
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		$4,953	$4,996
Bausch & Lomb, Inc.
5.250% due 05/17/2019		7,960	8,042
Charter Communications, Inc.
4.000% due 05/15/2019		3,573	3,606
Colfax Corp.
4.500% due 01/13/2019		1,238	1,250
Community Health Systems, Inc.
2.712% due 10/25/2016		1,932	1,932
DaVita, Inc.
4.000% due 11/01/2019		6,500	6,560
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,600	1,620
Ferrara Candy Co.
7.500% - 8.500% due 06/18/2018		299	302
Fortescue Metals Group Ltd.
5.250% due 10/18/2017		11,172	11,285
Getty Images, Inc.
4.750% due 10/18/2019		4,300	4,311
GFA Brands, Inc.
7.000% due 07/02/2018		7,580	7,694
Health Management Associates, Inc.
4.500% due 11/18/2018		1,485	1,499
Hologic, Inc.
4.500% due 08/01/2019		7,980	8,086
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018		8,100	8,175
OSI Restaurant Partners LLC
4.750% - 5.750% due 10/26/2019		7,200	7,280
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		1,188	1,208
Plains Exploration & Production Co.
4.000% due 11/30/2019		3,500	3,516
Residential Cap LLC
5.000% due 11/18/2013		8,800	8,855
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		9,975	10,112
Springleaf Financial Funding Co.
5.500% due 05/10/2017		5,600	5,577
Valeant Pharmaceuticals International
4.250% due 02/13/2019		2,500	2,520
Wilsonart International Holdings LLC
5.500% due 10/31/2019		3,200	3,229

Total Bank Loan Obligations (Cost $109,393)			111,655

CORPORATE BONDS & NOTES 18.7%
BANKING & FINANCE 11.7%
Ally Financial, Inc.
8.300% due 02/12/2015		200	223
American International Group, Inc.
4.875% due 06/01/2022		4,000	4,570
5.850% due 01/16/2018		200	237
Banco do Brasil S.A.
3.875% due 10/10/2022		5,300	5,353
Banco Santander Chile
1.921% due 01/19/2016		100	98
Bank of America Corp.
6.000% due 09/01/2017		11,000	12,890
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	942
Bankia S.A.
3.000% due 04/15/2013	EUR	8,500	11,169
3.500% due 03/14/2013		5,600	7,409
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	200	435
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,257
Caledonia Generating LLC
1.950% due 02/28/2022		7,428	7,507
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,342
Citigroup, Inc.
1.790% due 01/13/2014		1,700	1,716

CNH Capital LLC
3.875% due 11/01/2015		400	415
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,771
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		5,000	5,225
Eksportfinans ASA
0.551% due 10/07/2013		400	393
0.553% due 04/05/2013		1,800	1,792
1.430% due 02/12/2013		1,000	998
1.600% due 03/20/2014	JPY	30,000	338
1.875% due 04/02/2013		$3,100	3,097
2.000% due 09/15/2015		3,100	2,969
2.375% due 05/25/2016		650	620
3.000% due 11/17/2014		4,400	4,367
5.500% due 05/25/2016		400	417
5.500% due 06/26/2017		1,600	1,685
Export-Import Bank of Korea
2.110% due 03/21/2015		4,600	4,587
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		18,300	18,686
7.000% due 04/15/2015		4,450	4,973
8.700% due 10/01/2014		1,700	1,912
General Electric Capital Corp.
3.800% due 06/18/2019		23,500	25,057
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		6,000	6,881
7.500% due 02/15/2019		3,700	4,658
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	897
Governor & Co. of the Bank of Ireland
4.625% due 04/08/2013	EUR	5,200	6,898
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,330
Hospitality Properties Trust
5.000% due 08/15/2022		$4,800	5,083
HSBC Bank PLC
2.000% due 01/19/2014		6,150	6,215
HSBC Holdings PLC
4.875% due 01/14/2022		5,000	5,808
ING Bank NV
2.000% due 09/25/2015		7,000	7,056
International Lease Finance Corp.
7.125% due 09/01/2018		500	582
JPMorgan Chase & Co.
4.400% due 07/22/2020		2,100	2,372
6.000% due 01/15/2018		11,000	13,179
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,600	2,103
7.588% due 05/12/2020	GBP	9,139	15,625
7.625% due 12/09/2019		500	855
7.625% due 10/14/2020	EUR	950	1,306
7.867% due 12/17/2019	GBP	300	514
7.869% due 08/25/2020		3,750	6,509
9.875% due 02/10/2023		400	708
15.000% due 12/21/2019	EUR	300	560
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$100	116
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	8,109
Morgan Stanley
5.450% due 01/09/2017		2,300	2,547
5.500% due 01/26/2020		4,000	4,490
5.625% due 09/23/2019		9,200	10,412
6.375% due 07/24/2042		900	1,056
6.625% due 04/01/2018		5,500	6,487
7.300% due 05/13/2019		3,500	4,256
Prudential Covered Trust
2.997% due 09/30/2015		3,325	3,450
Rabobank Group
3.875% due 02/08/2022		8,000	8,616
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	2,500	3,736
Royal Bank of Scotland NV
0.940% due 06/08/2015		5,201	6,467
1.011% due 03/09/2015		$4,300	4,092
Santander International Debt S.A.U.
0.658% due 01/18/2013	EUR	30,300	39,994
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$7,700	8,816
SL Green Realty Corp.
4.500% due 12/01/2022		5,700	5,729
5.000% due 08/15/2018		3,500	3,804

SLM Corp.
0.615% due 01/27/2014		400	396
5.000% due 04/15/2015		200	212
5.375% due 05/15/2014		500	525
8.450% due 06/15/2018		5,200	6,110
Standard Chartered PLC
3.200% due 05/12/2016		6,100	6,418
3.850% due 04/27/2015		8,400	8,875
5.500% due 11/18/2014		400	431
Trafford Centre Finance Ltd.
0.728% due 07/28/2015	GBP	209	334
UBS AG
7.625% due 08/17/2022		$6,300	6,964
Vesey Street Investment Trust
4.404% due 09/01/2016		3,800	4,103
Weyerhaeuser Co.
7.375% due 10/01/2019		2,000	2,473

			390,607

INDUSTRIALS 6.2%
ABB Finance USA, Inc.
2.875% due 05/08/2022		7,325	7,506
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		300	318
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,240
Altria Group, Inc.
9.250% due 08/06/2019		709	987
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	63,900	5,099
American Tower Corp.
4.500% due 01/15/2018		$1,100	1,207
5.050% due 09/01/2020		200	225
7.000% due 10/15/2017		700	838
Anadarko Petroleum Corp.
8.700% due 03/15/2019		2,000	2,700
Anglo American Capital PLC
9.375% due 04/08/2014		3,200	3,519
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,451
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		13,800	15,069
Case New Holland, Inc.
7.750% due 09/01/2013		1,600	1,672
Cellco Partnership
8.500% due 11/15/2018		1,300	1,790
Cemex Finance LLC
9.500% due 12/14/2016		3,300	3,605
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		12,700	14,256
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		6,725	7,011
Devon Energy Corp.
3.250% due 05/15/2022		10,000	10,446
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	227
General Electric Co.
2.700% due 10/09/2022		7,700	7,856
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,500
HCA, Inc.
4.750% due 05/01/2023		7,200	7,344
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,700	3,768
MGM Resorts International
6.750% due 04/01/2013		5,300	5,386
10.375% due 05/15/2014		100	114
NBCUniversal Media LLC
5.150% due 04/30/2020		3,100	3,677
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		7,800	7,913
Nokia OYJ
5.375% due 05/15/2019		4,300	4,117
OGX Austria GmbH
8.500% due 06/01/2018		3,900	3,530
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,369
Pride International, Inc.
6.875% due 08/15/2020		9,245	11,700
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	221
Rock-Tenn Co.
4.900% due 03/01/2022		5,000	5,408

Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,912
SABMiller Holdings, Inc.
3.750% due 01/15/2022		18,610	20,113
Seadrill Ltd.
5.625% due 09/15/2017		3,600	3,591
Stonemor Operating LLC
10.250% due 12/01/2017		9,175	9,496
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,670
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,521
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		8,000	8,720
WellPoint, Inc.
4.650% due 01/15/2043		4,800	5,007

			206,099

UTILITIES 0.8%
AES Corp.
7.750% due 03/01/2014		3,050	3,263
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		100	102
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		11,300	11,399
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,500	3,818
Puget Energy, Inc.
5.625% due 07/15/2022		3,300	3,564
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,100	1,476
Verizon Communications, Inc.
6.100% due 04/15/2018		$1,600	1,969

			25,591

Total Corporate Bonds & Notes (Cost $589,655)			622,297

MUNICIPAL BONDS & NOTES 2.7%
ALASKA 0.2%
Alaska Housing Finance Corp. Revenue Bonds, Series 2012
4.000% due 12/01/2032		5,000	5,122

ARIZONA 0.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2027		5,000	5,612
5.000% due 02/01/2030		2,000	2,223
5.000% due 02/01/2034		3,750	4,084
Arizona Health Facilities Authority Revenue Notes, Series 2012
5.000% due 02/01/2020		2,250	2,628

			14,547

CALIFORNIA 1.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.041% due 04/01/2045		3,000	3,022
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		6,500	9,502
7.625% due 03/01/2040		6,200	8,963
7.950% due 03/01/2036		150	187
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		4,500	4,511
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2037		5,100	5,873

			32,058

COLORADO 0.0%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	671

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	639

Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103

		742

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	300	339

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031	100	111

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,651
6.814% due 11/15/2040	200	265
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,550	3,317
6.271% due 12/01/2037	100	134
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	115
5.882% due 06/15/2044	200	267
6.124% due 06/15/2042	100	117
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,350	1,583
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2047	5,725	6,555
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	800	921
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	176

		17,101

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,523
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	338

		2,861

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	117

TEXAS 0.3%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2029	6,155	7,448
5.000% due 10/01/2031	2,710	3,249

		10,697

VIRGINIA 0.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
4.000% due 05/15/2042	3,300	3,349
5.000% due 05/15/2035	2,000	2,293

		5,642

Total Municipal Bonds & Notes (Cost $88,263)		90,008

U.S. GOVERNMENT AGENCIES 31.3%
Fannie Mae
0.000% due 08/25/2039 (b)	9,107	8,644
0.540% due 04/25/2037	162	163
0.560% due 07/25/2037	97	97
0.580% due 05/25/2037	159	160
0.730% due 10/25/2040	363	367
0.760% due 09/25/2041	1,588	1,603
2.310% due 08/01/2022	6,800	6,946
2.790% due 05/01/2022	4,808	5,069
2.900% due 06/01/2020	3,772	4,050
2.910% due 09/01/2022	2,462	2,610
3.000% due 01/01/2028	34,000	35,897
3.500% due 05/01/2019 - 01/01/2043	130,972	139,127
4.000% due 04/01/2024 - 02/01/2043	133,129	142,658
4.500% due 10/01/2014 - 01/01/2043	294,793	318,521
5.000% due 01/01/2028 - 02/01/2043	139,335	150,948
5.500% due 03/01/2028 - 02/01/2043	115,554	125,598
5.640% due 03/25/2041 (a)	29,502	4,681

5.840% due 03/25/2037 (a)		2,924	425
5.890% due 04/25/2037 (a)		7,683	1,158
5.940% due 11/25/2039 (a)		1,586	239
6.000% due 05/01/2024 - 02/01/2043		3,479	3,784
6.170% due 03/25/2037 (a)		3,225	497
6.190% due 05/25/2037 (a)		7,265	1,071
6.490% due 03/25/2036 (a)		15,209	2,348
6.540% due 05/25/2036 (a)		4,550	640
6.580% due 04/25/2037 (a)		10,884	1,986
6.990% due 02/25/2037 (a)		1,608	275
7.440% due 07/25/2033 (a)		894	167
9.656% due 11/25/2040		89	89
11.903% due 01/25/2041		5,985	7,771
25.721% due 12/25/2036		1,166	1,896
Freddie Mac
0.000% due 12/15/2040 (b)		93	93
0.509% due 05/15/2037		108	109
0.529% due 02/15/2037		1,074	1,080
0.659% due 06/15/2042		5,967	6,011
0.729% due 12/15/2041		2,057	2,076
0.759% due 01/15/2042		3,544	3,584
1.000% due 03/08/2017		2,200	2,230
1.250% due 08/01/2019		18,000	18,047
1.314% due 07/15/2042		11,967	11,969
5.000% due 04/15/2041		1,624	1,935
5.500% due 03/15/2034		1,051	1,176
6.261% due 07/15/2036 (a)		9,837	1,668
6.361% due 09/15/2036 (a)		2,196	404
6.491% due 04/15/2036 (a)		6,570	1,020
6.707% due 04/15/2042		670	680
9.282% due 09/15/2041		472	480
10.442% due 02/15/2040		395	414
12.573% due 02/15/2041		24	26
13.909% due 09/15/2041		602	747
Ginnie Mae
3.000% due 02/01/2043		17,000	18,039
NCUA Guaranteed Notes
0.583% due 11/06/2017		593	594

Total U.S. Government Agencies (Cost $1,039,729)			1,041,867

U.S. TREASURY OBLIGATIONS 54.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022		45,684	49,620
0.750% due 02/15/2042		31,428	34,470
U.S. Treasury Notes
0.250% due 03/31/2014 (h)(j)(k)(l)		131,000	131,082
0.250% due 04/30/2014		18,000	18,011
0.250% due 05/31/2014		30,300	30,319
0.250% due 07/15/2015 (j)(k)(l)		261,000	260,592
0.625% due 08/31/2017		15,500	15,483
0.625% due 09/30/2017		22,200	22,155
0.750% due 06/30/2017 (h)(l)		282,500	284,133
0.750% due 10/31/2017		11,600	11,635
0.875% due 04/30/2017		83,500	84,518
1.000% due 03/31/2017		135,300	137,700
1.000% due 08/31/2019		310,250	308,238
1.000% due 11/30/2019		195,000	192,959
1.625% due 08/15/2022 (i)		248,100	246,239

Total U.S. Treasury Obligations (Cost $1,822,958)			1,827,154

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.526% due 02/25/2045		692	674
Arkle Master Issuer PLC
1.691% due 05/17/2060	EUR	400	541
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$6,275	7,157
5.451% due 01/15/2049		6,068	7,038
Banc of America Funding Corp.
5.466% due 06/20/2037		568	547
5.500% due 08/25/2035		41	41
6.000% due 08/25/2036		376	377
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		34,206	34,227
Banc of America Mortgage Trust
2.801% due 01/25/2035		235	231
2.971% due 02/25/2034		228	229
3.102% due 06/25/2034		292	289
3.119% due 05/25/2033		568	569
5.426% due 06/25/2035		173	172
Banc of America Re-REMIC Trust
5.623% due 06/24/2050		2,000	2,272

5.688% due 02/24/2051		300	347
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		154	150
5.141% due 08/25/2035		448	458
Bear Stearns Alt-A Trust
0.370% due 01/25/2047		751	362
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	15,054	17,684
CC Funding Corp.
0.440% due 05/25/2036		$2,706	2,059
Chase Mortgage Finance Corp.
2.846% due 01/25/2036		208	182
Citigroup Commercial Mortgage Trust
5.737% due 06/14/2050		2,650	3,067
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		978	965
2.570% due 10/25/2035		679	655
Citimortgage Alternative Loan Trust
6.000% due 12/25/2036		393	336
6.000% due 06/25/2037		1,440	1,228
Commercial Mortgage Pass-Through Certificates
0.389% due 06/15/2022		2,669	2,626
2.365% due 02/10/2029		11,350	11,937
Countrywide Alternative Loan Trust
0.400% due 08/25/2046		7,406	4,431
0.421% due 09/20/2046		338	166
0.470% due 12/25/2035		119	97
0.511% due 11/20/2035		1,060	683
1.565% due 08/25/2035		517	403
1.641% due 01/25/2036		1,387	1,147
6.000% due 08/25/2036 ^		926	762
Countrywide Home Loan Mortgage Pass-Through Trust
0.510% due 05/25/2035		764	610
0.540% due 02/25/2035		113	92
2.915% due 10/20/2034		288	259
5.750% due 05/25/2037 ^		133	122
Credit Suisse Mortgage Capital Certificates
5.575% due 04/12/2049		94	97
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036 ^		1,613	1,382
DBRR Trust
0.946% due 09/25/2045		12,888	12,936
Deutsche ALT-A Securities, Inc.
0.710% due 02/25/2035		1,667	1,357
DLJ Commercial Mortgage Corp.
6.040% due 11/12/2031		240	244
First Horizon Alternative Mortgage Securities
2.571% due 12/25/2035		828	607
First Horizon Mortgage Pass-Through Trust
2.598% due 10/25/2035		2,431	2,159
G-Force LLC
5.158% due 12/25/2039		79	79
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		9,700	11,209
GS Mortgage Securities Corp.
5.162% due 12/10/2043		1,585	1,927
GSR Mortgage Loan Trust
1.956% due 04/25/2032		106	105
2.621% due 11/25/2035		503	496
2.649% due 09/25/2035		1,200	1,121
2.783% due 12/25/2034		362	367
5.127% due 11/25/2035		1,386	1,374
5.250% due 07/25/2035		337	334
5.500% due 01/25/2037		1,196	1,232
Homebanc Mortgage Trust
0.540% due 10/25/2035		1,896	1,503
Impac Secured Assets Trust
3.157% due 07/25/2035		554	410
JPMorgan Chase Commercial Mortgage Securities Corp.
2.109% due 11/15/2028		1,794	1,812
5.814% due 06/12/2043		5,460	6,244
JPMorgan Mortgage Trust
3.029% due 07/25/2035		3,228	3,268
3.095% due 07/25/2035		92	95
5.124% due 06/25/2035		236	240
5.500% due 04/25/2036		9,778	9,884
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		425	442
Merrill Lynch Alternative Note Asset
0.320% due 03/25/2037		1,219	493
Merrill Lynch Floating Trust
0.751% due 07/09/2021		400	392
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		142	141

Merrill Lynch Mortgage Investors, Inc.
2.039% due 02/25/2033		584	572
5.250% due 08/25/2036		1,500	1,553
5.378% due 05/25/2036		1,761	1,692
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	294
5.439% due 02/12/2044		2,000	2,094
5.575% due 04/12/2049		1,602	1,652
Morgan Stanley Mortgage Loan Trust
1.110% due 02/25/2036		607	467
2.514% due 06/25/2036		78	72
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		1,088	1,003
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	253
5.420% due 01/16/2049		150	174
5.509% due 04/16/2047		1,300	1,513
5.695% due 09/16/2040		1,100	1,284
5.882% due 06/16/2049		1,400	1,660
5.921% due 02/16/2051		300	354
Sequoia Mortgage Trust
1.164% due 05/20/2034		604	563
Structured Asset Securities Corp.
0.710% due 12/25/2033		74	72
2.198% due 05/25/2032		25	24
2.719% due 02/25/2034		1,821	1,769
5.000% due 05/25/2035		822	836
5.500% due 05/25/2035		1,066	1,105
Suntrust Adjustable Rate Mortgage Loan Trust
3.055% due 01/25/2037		1,926	1,695
Thornburg Mortgage Securities Trust
1.460% due 06/25/2047		3,414	3,037
5.750% due 06/25/2047		9,698	8,712
Unite USAF PLC
0.715% due 03/31/2017	GBP	400	642
Wachovia Bank Commercial Mortgage Trust
5.737% due 06/15/2049		$2,500	2,931
WaMu Mortgage Pass-Through Certificates
0.480% due 12/25/2045		2,529	2,375
0.976% due 12/25/2046		276	236
2.444% due 06/25/2033		1,174	1,211
2.478% due 08/25/2035		739	685
2.511% due 08/25/2046		599	543
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		1,095	1,088
2.617% due 05/25/2036 ^		209	187

Total Mortgage-Backed Securities (Cost $198,512)			209,490

ASSET-BACKED SECURITIES 3.6%
ACA CLO Ltd.
0.565% due 07/25/2018		5,022	4,936
ACE Securities Corp.
1.110% due 12/25/2034		2,287	1,927
Avalon Capital Ltd.
0.582% due 02/24/2019		245	242
Berica ABS SRL
0.485% due 12/30/2055	EUR	27,200	33,818
Callidus Debt Partners CLO Fund Ltd.
1.069% due 01/21/2021		$1,996	1,975
Cars Alliance Funding PLC
1.379% due 09/25/2021	EUR	1,546	2,051
CIT Education Loan Trust
0.428% due 03/15/2026		$2,200	2,155
Citigroup Mortgage Loan Trust, Inc.
0.510% due 10/25/2036		1,434	957
Collegiate Funding Services Education Loan Trust
0.410% due 12/28/2021		255	254
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		480	500
Countrywide Asset-Backed Certificates
0.340% due 06/25/2037		1,827	1,780
0.370% due 03/25/2037		711	604
0.400% due 06/25/2036		263	254
0.500% due 06/25/2036		760	536
0.560% due 05/25/2036		1,100	880
EFS Volunteer LLC
0.807% due 10/25/2021		4,051	4,058
EMC Mortgage Loan Trust
0.860% due 02/25/2041		72	65
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	625	811
Fraser Sullivan CLO Ltd.
0.568% due 03/15/2020		$2,570	2,538

GSAA Trust
0.480% due 06/25/2035		2,819	2,688
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		5,875	5,823
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	311	409
Hyde Park CDO BV
0.568% due 06/14/2022		10,089	12,937
IXIS Real Estate Capital Trust
0.550% due 02/25/2036		$173	165
JPMorgan Mortgage Acquisition Corp.
0.400% due 05/25/2035		428	401
Jubilee CDO BV
0.806% due 10/15/2019	EUR	697	909
Kingsland Ltd.
0.560% due 06/13/2019		$5,814	5,784
Lafayette CLO Ltd.
1.751% due 09/06/2022		5,215	5,205
Leopard CLO BV
0.656% due 04/21/2020	EUR	753	971
0.716% due 04/07/2019		179	235
Morgan Stanley Dean Witter Capital
1.190% due 02/25/2033		$894	827
North Carolina State Education Assistance Authority
0.765% due 10/26/2020		343	344
1.010% due 07/25/2039		4,294	4,341
Oak Hill Credit Partners
0.561% due 05/17/2021		2,265	2,242
Pacifica CDO Ltd.
0.700% due 05/13/2016		79	78
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		353	359
RAAC Series
0.550% due 08/25/2036		1,300	991
Residential Asset Mortgage Products Trust
0.510% due 03/25/2036		3,200	1,961
SLC Student Loan Trust
4.750% due 06/15/2033		2,804	2,681
SLM Student Loan Trust
0.453% due 06/17/2024	EUR	1,386	1,784
0.733% due 12/15/2027		900	1,090
1.259% due 06/15/2023		$6,055	6,103
Soundview Home Loan Trust
0.450% due 07/25/2036		2,000	996
Specialty Underwriting & Residential Finance
0.360% due 06/25/2037		398	237
Structured Asset Securities Corp.
0.300% due 06/25/2037		918	852
Tara Hill BV
1.285% due 01/24/2019	EUR	157	207

Total Asset-Backed Securities (Cost $116,548)			120,961

SOVEREIGN ISSUES 5.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		5,900	7,921
3.500% due 06/01/2014		2,100	2,839
3.750% due 08/01/2015		7,900	10,794
4.250% due 07/01/2014		7,000	9,572
6.000% due 11/15/2014		14,400	20,420
Kommunalbanken A/S
0.690% due 03/27/2017		$15,000	15,103
Province of Quebec
4.500% due 12/01/2020	CAD	400	458
Russia Government International Bond
4.500% due 04/04/2022		$4,000	4,590
5.625% due 04/04/2042		3,000	3,735
Spain Government International Bond
3.150% due 01/31/2016	EUR	3,400	4,456
3.750% due 10/31/2015		23,600	31,393
4.250% due 10/31/2016		3,800	5,107

United Kingdom Gilt
1.875% due 11/22/2022 (d)	GBP	26,392	54,963

Total Sovereign Issues (Cost $166,653)			171,351

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
SL Green Realty Corp.
6.500% due 08/10/2017 (e)		161,300	4,048

Total Preferred Securities (Cost $4,011)			4,048

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.8%
CERTIFICATES OF DEPOSIT 0.8%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$500	501
Banco Bradesco S.A.
1.955% due 01/24/2013		450	456
Dexia Credit Local S.A.
1.400% due 09/20/2013		5,300	5,295
1.650% due 09/12/2013		8,000	8,007
1.700% due 09/06/2013		11,500	11,513

			25,772

COMMERCIAL PAPER 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		23,900	23,522

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013		2,200	2,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $2,244. Repurchase proceeds are $2,200.)

SHORT-TERM NOTES 0.3%
Dexia Credit Local S.A.
1.084% due 09/18/2013	EUR	2,800	3,699
Export-Import Bank of Korea
1.264% due 07/26/2013		$7,000	7,000

			10,699

U.S. TREASURY BILLS 0.1%
0.137% due 12/12/2013 (c)(l)		1,750	1,747

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 2.8%
PIMCO Short-Term Floating NAV Portfolio		9,365,315	93,719
PIMCO Short-Term Floating NAV Portfolio III		4,428	44

			93,763

Total Short-Term Instruments (Cost $157,341)			157,703

PURCHASED OPTIONS (n) 0.1%
(Cost $2,977)			2,854

Total Investments 130.9% (Cost $4,296,040)			$4,359,388
Written Options (o) (0.1%) (Premiums $5,399)			(4,985)
Other Assets and Liabilities (Net) (30.8%)			(1,023,321)

Net Assets 100.0%			$3,331,082

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $127,496 at a weighted average interest rate of 0.074%.

(h)	Securities with an aggregate market value of $1,053 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $219,343 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.290%	12/10/2012	01/09/2013	$132,007	$(132,032)
	0.310%	12/17/2012	01/04/2013	90,526	(90,538)

					$(222,570)

(j)	Securities with an aggregate market value of $2,057 and cash of $20 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2015	730	$153
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	731	(815)

				$(662)

(k)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $8,194 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	68,400	$453	$505
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		41,000	381	223
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$1,860	(27)	(10)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		194,000	1,033	(587)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		30,700	1,880	221

						$3,720	$352

(l)	Securities with an aggregate market value of $5,374 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(m)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation
SoftBank Corp.	BRC	1.000%	12/20/2017	2.142%	JPY	185,700	$(113)	$(209)	$96
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%		140,000	(86)	(152)	66
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%		154,300	(95)	(177)	82
Sony Corp.	BOA	1.000%	03/20/2018	3.181%		30,000	(36)	(44)	8
Sony Corp.	BRC	1.000%	03/20/2018	3.181%		30,000	(36)	(46)	10
Sony Corp.	DUB	1.000%	03/20/2018	3.181%		40,000	(48)	(61)	13
Sony Corp.	GST	1.000%	12/20/2017	3.096%		50,000	(55)	(72)	17
Sony Corp.	GST	1.000%	03/20/2018	3.181%		20,000	(24)	(29)	5
Sony Corp.	JPM	1.000%	12/20/2017	3.096%		60,000	(66)	(89)	23
Sony Corp.	JPM	1.000%	03/20/2018	3.181%		60,000	(72)	(82)	10

							$(631)	$(961)	$330

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$3,700	$(63)	$(143)	$80
MCDX-17 5-Year Index	GST	1.000%	12/20/2016	2,100	(36)	(75)	39

					$(99)	$(218)	$119

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERADXULT Index	451,452	1-Month USD-LIBOR plus a specified spread	$521,495	02/08/2013	BOA	$23,380
Receive	ERADXULT Index	241,730	1-Month USD-LIBOR plus a specified spread	279,234	03/28/2013	BOA	12,519
Receive	ERADXULT Index	1,066,338	1-Month USD-LIBOR plus a specified spread	1,275,201	04/15/2013	FBF	12,264
Receive	ERADXULT Index	546,071	1-Month USD-LIBOR plus a specified spread	653,030	06/07/2013	FBF	6,281
Receive	ERADXULT Index	415,300	1-Month USD-LIBOR plus a specified spread	479,734	09/30/2013	JPM	21,537

							$75,981

(n)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$11,300	$935	$894
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	21,400	1,706	1,693

							$2,641	$2,587

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$1.036	02/28/2013	AUD	21,100	$336	$267

(o)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$52,500	$546	$(1,283)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	52,500	940	(17)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	7,600	90	(297)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	7,600	143	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	41,900	790	(656)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	27,700	328	(1,081)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	27,400	519	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	4,100	58	(160)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	4,100	68	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	90,000	1,710	(1,410)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	7,200	21	(16)

							$5,213	$(4,922)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	82.100	03/22/2013	$31,000	$186	$(63)

(p)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	01/01/2028	$13,000	$13,580	$(13,597)
Fannie Mae	3.000%	01/01/2043	2,000	2,104	(2,096)
Fannie Mae	4.500%	02/01/2043	64,000	68,943	(69,113)

				$84,627	$(84,806)

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	38,032		$39,298	JPM	$0	$(175)	$(175)
01/2013		322		335	UAG	1	0	1
01/2013	EUR	37,173		48,334	BOA	0	(738)	(738)
01/2013		36,379		47,016	BPS	0	(1,007)	(1,007)
01/2013		3,072		3,975	BRC	0	(80)	(80)
01/2013		1,052		1,339	CBK	0	(50)	(50)
01/2013		6,481		8,474	DUB	0	(82)	(82)
01/2013		49,154		63,772	HUS	0	(1,115)	(1,115)
01/2013		12,309		16,110	MSC	0	(139)	(139)
01/2013		19,320		25,072	RYL	0	(432)	(432)
01/2013		46,845		61,260	UAG	0	(580)	(580)
01/2013		$1,210	EUR	934	CBK	23	0	23
01/2013		1,698		1,282	HUS	0	(6)	(6)
01/2013		35,574		27,921	MSC	1,284	0	1,284
01/2013		396		306	RBC	8	0	8
01/2013		159	JPY	13,242	FBF	0	(6)	(6)
01/2013		135		11,412	HUS	0	(3)	(3)
01/2013		105		8,765	MSC	0	(3)	(3)
02/2013	CNY	161,083		$25,640	CBK	34	0	34
02/2013		136,806		21,755	DUB	8	0	8
02/2013		$48,663	BRL	100,066	HUS	3	0	3
02/2013		84,122	CNY	535,089	HUS	935	0	935
02/2013		9,306		59,294	JPM	119	0	119
02/2013		12,300		78,529	MSC	183	0	183
03/2013	GBP	24,436		$39,349	BOA	0	(338)	(338)
03/2013		24,398		39,075	JPM	0	(551)	(551)
03/2013		107		173	RYL	0	(1)	(1)
03/2013		$8,505	CAD	8,403	CBK	0	(71)	(71)

						$2,598	$(5,377)	$(2,779)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$111,655	$0	$111,655
Corporate Bonds & Notes
Banking & Finance	0	377,875	12,732	390,607
Industrials	0	197,379	8,720	206,099
Utilities	0	25,591	0	25,591
Municipal Bonds & Notes
Alaska	0	5,122	0	5,122
Arizona	0	14,547	0	14,547
California	0	32,058	0	32,058
Colorado	0	671	0	671
Illinois	0	742	0	742
Louisiana	0	339	0	339
Massachusetts	0	111	0	111
New York	0	17,101	0	17,101
Ohio	0	2,861	0	2,861
Pennsylvania	0	117	0	117
Texas	0	10,697	0	10,697
Virginia	0	5,642	0	5,642
U.S. Government Agencies	0	1,041,273	594	1,041,867
U.S. Treasury Obligations	0	1,827,154	0	1,827,154
Mortgage-Backed Securities	0	195,125	14,365	209,490
Asset-Backed Securities	0	115,756	5,205	120,961
Sovereign Issues	0	171,351	0	171,351
Preferred Securities
Banking & Finance	4,048	0	0	4,048
Short-Term Instruments
Certificates of Deposit	0	25,772	0	25,772
Commercial Paper	0	23,522	0	23,522
Repurchase Agreements	0	2,200	0	2,200
Short-Term Notes	0	10,699	0	10,699
U.S. Treasury Bills	0	1,747	0	1,747
Central Funds Used for Cash Management Purposes	93,763	0	0	93,763
Purchased Options
Foreign Exchange Contracts	0	267	0	267
Interest Rate Contracts	0	2,587	0	2,587
	$97,811	$4,219,961	$41,616	$4,359,388

Short Sales, at value	$0	$(84,806)	$0	$(84,806)

Financial Derivative Instruments - Assets
Credit Contracts	0	449	0	449
Equity Contracts	0	75,981	0	75,981
Foreign Exchange Contracts	0	2,598	0	2,598
Interest Rate Contracts	153	949	0	1,102
	$153	$79,977	$0	$80,130

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(5,440)	0	(5,440)
Interest Rate Contracts	(815)	(5,519)	0	(6,334)

	$(815)	$(10,959)	$0	$(11,774)

Totals	$97,149	$4,204,173	$41,616	$4,342,938

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,197	$13,207	$(372)	$0	$0	$287	$0	$(4,587)	$12,732	$304
Industrials	0	8,067	0	(2)	0	655	0	0	8,720	655
U.S. Government Agencies	1,284	(658)	(32)	0	0	0	0	0	594	0
Mortgage-Backed Securities	409	12,996	(445)	0	11	44	1,350	0	14,365	52
Asset-Backed Securities	0	5,600	(385)	0	0	(10)	0	0	5,205	(10)

Totals	$5,890	$39,212	$(1,234)	$(2)	$11	$976	$1,350	$(4,587)	$41,616	$1,001

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$7,507	Benchmark Pricing	Base Price	101.40
	5,225	Third Party Vendor	Broker Quote	104.50
Industrials	8,720	Third Party Vendor	Broker Quote	109.00
U.S. Government Agencies	594	Third Party Vendor	Broker Quote	100.22
Mortgage-Backed Securities	13,283	Benchmark Pricing	Base Price	100.36 - 116.13
	1,082	Third Party Vendor	Broker Quote	92.15 - 100.19
Asset-Backed Securities	5,205	Benchmark Pricing	Base Price	99.91

Total	$41,616

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
HCA, Inc.
2.712% due 05/02/2016		$1,825	$1,826
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,300	2,291

Total Bank Loan Obligations (Cost $4,112)			4,117

CORPORATE BONDS & NOTES 20.3%
BANKING & FINANCE 14.4%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		600	599
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	102
Ally Financial, Inc.
4.500% due 02/11/2014		100	103
4.625% due 06/26/2015		200	209
6.750% due 12/01/2014		10,125	10,982
7.500% due 12/31/2013		1,400	1,482
7.500% due 09/15/2020		200	242
American Express Credit Corp.
5.875% due 05/02/2013		100	102
American General Institutional Capital
8.125% due 03/15/2046		200	251
American International Group, Inc.
4.900% due 06/02/2014	CAD	1,500	1,563
5.050% due 10/01/2015		$500	552
5.850% due 01/16/2018		2,200	2,606
6.400% due 12/15/2020		1,900	2,359
8.250% due 08/15/2018		5,800	7,636
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		100	103
ASIF
3.000% due 02/17/2017	EUR	200	259
Banco Santander Brasil S.A.
2.408% due 03/18/2014		$400	399
4.250% due 01/14/2016		300	313
4.500% due 04/06/2015		500	520
4.625% due 02/13/2017		5,000	5,312
Banco Santander Chile
1.921% due 01/19/2016		1,000	977
Bank of America Corp.
6.000% due 09/01/2017		300	352
Bank of Nova Scotia
1.650% due 10/29/2015		200	206
Banque PSA Finance S.A.
2.206% due 04/04/2014		600	593
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	213
6.500% due 03/10/2021		200	223
BM&FBovespa S.A.
5.500% due 07/16/2020		100	114
BNP Paribas S.A.
0.751% due 04/08/2013		100	100
1.250% due 01/10/2014		1,000	1,003
BPCE S.A.
2.375% due 10/04/2013		100	101
Capital One Capital
10.250% due 08/15/2039		600	600
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,592
Citigroup, Inc.
0.581% due 06/09/2016		4,400	4,161
1.160% due 02/15/2013		200	200
1.790% due 01/13/2014		500	505
2.310% due 08/13/2013		100	101
5.000% due 09/15/2014		8,800	9,262
Compass Bank
6.400% due 10/01/2017		5,200	5,602
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		1,600	1,603
Credit Suisse
2.200% due 01/14/2014		300	305
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (b)		200	228
Dexia Credit Local S.A.
2.000% due 03/05/2013		2,400	2,402

Eksportfinans ASA
0.551% due 10/07/2013		2,000	1,966
2.000% due 09/15/2015		3,100	2,969
Export-Import Bank of Korea
8.125% due 01/21/2014		800	860
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,500	1,985
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$200	223
8.000% due 12/15/2016		200	242
8.700% due 10/01/2014		1,600	1,800
12.000% due 05/15/2015		600	741
Goldman Sachs Group, Inc.
0.549% due 01/30/2017	EUR	400	502
1.312% due 02/07/2014		$3,100	3,110
6.750% due 10/01/2037		3,900	4,423
HSBC Bank PLC
2.000% due 01/19/2014		200	202
ING Bank NV
1.711% due 06/09/2014		400	404
2.500% due 01/14/2016		100	104
International Lease Finance Corp.
6.625% due 11/15/2013		1,300	1,355
6.750% due 09/01/2016		100	113
Intesa Sanpaolo SpA
2.712% due 02/24/2014		500	500
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	343
JPMorgan Chase & Co.
1.058% due 05/02/2014		4,200	4,230
1.116% due 01/24/2014		2,400	2,417
7.900% due 04/30/2018 (b)		900	1,023
Korea Development Bank
3.500% due 08/22/2017		300	322
4.375% due 08/10/2015		200	216
Korea Finance Corp.
3.250% due 09/20/2016		100	105
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (b)		300	348
Macquarie Bank Ltd.
6.625% due 04/07/2021		3,800	4,203
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	483
Monumental Global Funding
5.500% due 04/22/2013		100	101
Moody’s Corp.
4.500% due 09/01/2022		4,300	4,601
Morgan Stanley
0.630% due 01/16/2017	EUR	1,900	2,356
2.810% due 05/14/2013		$500	503
National Australia Bank Ltd.
1.067% due 04/11/2014		2,400	2,416
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		1,900	2,610
Nordea Bank AB
2.125% due 01/14/2014		100	101
4.875% due 01/27/2020		300	346
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015		900	900
Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	586
Pricoa Global Funding
0.510% due 09/27/2013		100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111
Qatari Diar Finance QSC
3.500% due 07/21/2015		100	105
RCI Banque S.A.
2.217% due 04/11/2014		1,600	1,600
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (b)		800	873
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (b)		200	191
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		11,000	11,000
SLM Corp.
0.615% due 01/27/2014		200	198
5.000% due 10/01/2013		2,300	2,366
5.625% due 08/01/2033		300	280
8.000% due 03/25/2020		800	918
8.450% due 06/15/2018		600	705
Societe Generale S.A.
1.397% due 04/11/2014		6,500	6,513

Springleaf Finance Corp.
6.900% due 12/15/2017	200	180
SSIF Nevada LP
1.040% due 04/14/2014	3,900	3,923
State Bank of India
4.500% due 07/27/2015	1,000	1,050
Stone Street Trust
5.902% due 12/15/2015	300	329
UBS AG
2.250% due 08/12/2013	3,100	3,130
5.875% due 12/20/2017	100	119
Wachovia Corp.
0.578% due 06/15/2017	1,875	1,833
Weyerhaeuser Co.
7.375% due 03/15/2032	1,800	2,270

		159,640

INDUSTRIALS 4.3%
Altria Group, Inc.
9.700% due 11/10/2018	34	48
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014	1,200	1,207
Asciano Finance Ltd.
5.000% due 04/07/2018	2,500	2,704
Braskem Finance Ltd.
5.750% due 04/15/2021	300	317
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	357
Continental Airlines, Inc.
6.750% due 09/15/2015	900	949
CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,199
Daimler Finance North America LLC
1.510% due 09/13/2013	400	402
Dell, Inc.
4.700% due 04/15/2013	200	202
Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,343
Ecopetrol S.A.
7.625% due 07/23/2019	400	519
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,044
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,000	1,105
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	696
HCA, Inc.
6.250% due 02/15/2013	5,000	5,037
7.875% due 02/15/2020	400	447
8.500% due 04/15/2019	800	896
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	108
7.625% due 04/09/2019	1,000	1,293
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	735
Kraft Foods Group, Inc.
6.125% due 08/23/2018	73	90
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	600	518
MGM Resorts International
13.000% due 11/15/2013	2,400	2,667
Mondelez International, Inc.
6.125% due 02/01/2018	27	33
News America, Inc.
6.400% due 12/15/2035	1,380	1,714
Noble Group Ltd.
6.750% due 01/29/2020	1,100	1,165
Pernod-Ricard S.A.
5.750% due 04/07/2021	800	958
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	2,300	2,410
Rohm & Haas Co.
6.000% due 09/15/2017	100	119
RZD Capital Ltd.
5.739% due 04/03/2017	300	337
Sanofi
0.620% due 03/28/2014	500	502
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013	7,700	7,752
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,371
Time Warner, Inc.
6.100% due 07/15/2040	600	727

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	100

Vivendi S.A.
2.400% due 04/10/2015	100	102
WM Wrigley Jr. Co.
3.050% due 06/28/2013	2,000	2,024

		48,197

UTILITIES 1.6%
British Telecommunications PLC
1.434% due 12/20/2013	5,800	5,849
Bruce Mansfield Unit
6.850% due 06/01/2034	5,735	5,976
Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,637
Enel Finance International NV
6.800% due 09/15/2037	300	314
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	215
9.250% due 04/23/2019	200	266
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,100	1,083
Majapahit Holding BV
7.750% due 01/20/2020	200	252
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	215
TNK-BP Finance S.A.
6.625% due 03/20/2017	800	914
7.250% due 02/02/2020	100	122
Verizon Communications, Inc.
0.920% due 03/28/2014	900	906
5.250% due 04/15/2013	100	101

		17,850

Total Corporate Bonds & Notes (Cost $217,488)		225,687

MUNICIPAL BONDS & NOTES 9.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,170

CALIFORNIA 1.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	900	1,242
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	139
7.550% due 04/01/2039	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	498
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	101
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,123
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,533
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	1,200	1,325
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,176
5.813% due 06/01/2040	1,300	1,563
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	400	418
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	233
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2032	4,100	4,809

		15,448

CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	2,900	3,598

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 10/01/2037	13,460	14,938

FLORIDA 1.5%
Tallahassee, Florida Revenue Bonds, Series 2007
5.000% due 10/01/2037	14,500	16,571

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	243
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	1,500	1,709
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,925

		3,877

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	600	684

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	700	864

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	119

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	200	201
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,442

		1,643

NEW YORK 3.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	3,900	4,526
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,358
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	14,800	16,467
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	7,600	9,107
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	1,200	1,371
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	700	846

		33,789

NORTH CAROLINA 0.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2012
5.000% due 01/15/2030	1,000	1,157
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	116

		1,273

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	98

PENNSYLVANIA 0.5%
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 02/15/2025	5,000	5,964

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	121

TEXAS 0.0%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	523

VIRGINIA 0.4%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	3,500	4,243

WASHINGTON 0.0%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	170

Total Municipal Bonds & Notes (Cost $101,749)		105,093

U.S. GOVERNMENT AGENCIES 35.5%
Fannie Mae
0.560% due 07/25/2037	153	154
0.590% due 07/25/2037	149	150
0.610% due 09/25/2035	159	159
0.620% due 09/25/2035	242	245
0.875% due 08/28/2017 - 12/20/2017	17,000	17,074
0.930% due 06/25/2037	343	347
0.940% due 06/25/2040	1,350	1,361
0.950% due 03/25/2040	310	313
1.250% due 01/30/2017	2,800	2,873
1.375% due 11/15/2016	6,600	6,806
2.310% due 08/01/2022	100	102
2.500% due 01/01/2028	107,000	111,915
2.870% due 09/01/2027	800	790
3.000% due 01/01/2028 - 01/01/2043	14,000	14,727
3.500% due 10/01/2025 - 01/01/2043	15,092	16,089
4.000% due 07/01/2025 - 04/25/2042	20,435	21,983
4.500% due 02/01/2028 - 02/01/2043	27,407	29,695
5.000% due 02/13/2017 - 07/01/2035	7,476	8,251
5.375% due 06/12/2017	700	843
5.500% due 02/01/2018 - 02/01/2043	49,843	54,217
6.000% due 07/01/2038	210	229
6.500% due 10/01/2035	96	114
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	1,060	1,061
Freddie Mac
0.750% due 01/12/2018	34,600	34,408
0.779% due 06/15/2041	2,557	2,580
0.909% due 08/15/2037	295	298
0.919% due 10/15/2037	69	70
0.929% due 05/15/2037 - 09/15/2037	334	336
1.000% due 03/08/2017 - 09/29/2017	6,100	6,176
1.000% due 06/29/2017 (f)	28,000	28,379
1.250% due 05/12/2017 - 10/02/2019	4,800	4,828
1.750% due 05/30/2019	900	932
2.375% due 01/13/2022	500	523
4.000% due 06/15/2038 - 07/15/2042	5,772	6,093
4.500% due 11/01/2040 - 04/01/2041	17,070	18,439
5.500% due 08/23/2017 - 07/01/2038	1,157	1,345
Ginnie Mae
6.000% due 08/15/2037	391	442
Small Business Administration
4.430% due 05/01/2029	216	240
5.290% due 12/01/2027	54	62
5.490% due 03/01/2028	410	474
6.220% due 12/01/2028	64	75

Total U.S. Government Agencies (Cost $391,944)		395,198

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017	1,324	1,418
0.125% due 07/15/2022	905	983
0.625% due 07/15/2021	3,592	4,083
0.750% due 02/15/2042 (e)(f)	10,646	11,677
1.750% due 01/15/2028	3,533	4,576
2.000% due 01/15/2026	699	917
2.125% due 02/15/2040	2,140	3,138
2.375% due 01/15/2025	8,099	10,936
2.375% due 01/15/2027 (f)(g)	12,256	16,905
2.500% due 01/15/2029	7,326	10,447
3.625% due 04/15/2028	572	908
3.875% due 04/15/2029	1,266	2,100
U.S. Treasury Notes
0.375% due 11/15/2015	82,000	82,083
0.625% due 11/30/2017 (f)(g)	3,800	3,786
0.750% due 10/31/2017 (e)	5,500	5,517
0.750% due 12/31/2017	7,500	7,511
0.875% due 07/31/2019 (e)(f)(g)	10,400	10,265
1.250% due 10/31/2019	6,400	6,449

1.625% due 08/15/2022		7,700	7,642
1.625% due 11/15/2022		45,300	44,755
1.750% due 05/15/2022 (e)		300	302

Total U.S. Treasury Obligations (Cost $233,584)			236,398

MORTGAGE-BACKED SECURITIES 7.0%
Arran Residential Mortgages Funding PLC
1.391% due 11/19/2047	EUR	1,217	1,614
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$297	303
5.685% due 06/10/2049		600	698
Bear Stearns Alt-A Trust
0.370% due 02/25/2034		175	168
Chaseflex Trust
0.510% due 07/25/2037		2,000	1,619
Countrywide Alternative Loan Trust
0.370% due 02/25/2047		143	108
0.390% due 05/25/2047		1,018	722
0.560% due 05/25/2037 ^		9,924	5,744
1.651% due 02/25/2036		84	66
Countrywide Home Loan Mortgage Pass-Through Trust
2.803% due 02/20/2035		96	90
2.934% due 11/25/2034		58	53
Credit Suisse First Boston Mortgage Securities Corp.
5.137% due 08/15/2036		2,737	2,770
Eclipse Ltd.
0.698% due 01/25/2020	GBP	1,323	2,035
Epic Opera PLC
0.778% due 07/28/2016		445	708
European Loan Conduit
0.342% due 05/15/2019	EUR	1,215	1,510
Granite Master Issuer PLC
0.330% due 12/20/2054		1,313	1,707
0.390% due 12/20/2054		486	632
0.471% due 12/20/2054		$561	552
0.614% due 12/20/2054	GBP	1,583	2,528
0.734% due 12/20/2054		4,175	6,670
0.814% due 12/20/2054		2,627	4,196
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	30	39
0.838% due 03/20/2044	GBP	1,346	2,159
0.838% due 06/20/2044		1,053	1,694
0.898% due 09/20/2044		145	233
0.909% due 01/20/2044		30	48
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$1,886	1,888
2.716% due 02/10/2021		1,600	1,625
7.800% due 07/13/2030		2,600	2,800
GSR Mortgage Loan Trust
2.654% due 09/25/2035		1,182	1,202
5.127% due 11/25/2035		33	33
6.000% due 03/25/2037		30	28
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	589
5.336% due 05/15/2047		600	689
5.420% due 01/15/2049		300	348
JPMorgan Mortgage Trust
2.995% due 08/25/2034		472	469
3.095% due 07/25/2035		8,315	8,240
4.963% due 02/25/2035		12	13
5.750% due 01/25/2036		27	26
Leek Finance Ltd.
0.799% due 12/21/2037	GBP	1,661	2,786
Merrill Lynch Floating Trust
0.751% due 07/09/2021		$6,516	6,491
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		47	44
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		23	20
5.157% due 09/25/2035		784	745
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,100	1,152
5.450% due 10/28/2033		83	83
5.610% due 04/15/2049		187	193
5.809% due 12/12/2049		500	595
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		65	60
OBP Depositor LLC Trust
4.646% due 07/15/2045		500	589
Residential Accredit Loans, Inc. Trust
1.525% due 09/25/2045		150	112
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037		85	58

0.460% due 07/19/2035		38	38
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		3,149	2,785
Titan Europe PLC
0.809% due 10/23/2016	GBP	917	1,430
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		$100	99
WaMu Mortgage Pass-Through Certificates
0.895% due 01/25/2047		51	43
1.160% due 02/25/2046		285	262
1.365% due 11/25/2042		208	200
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		41	41
2.696% due 11/25/2034		803	809
Windermere CMBS PLC
0.370% due 08/22/2016	EUR	1,971	2,577

Total Mortgage-Backed Securities (Cost $74,969)			77,828

ASSET-BACKED SECURITIES 3.0%
ARES CLO Ltd.
0.562% due 02/24/2018		$611	605
Bear Stearns Asset-Backed Securities Trust
0.300% due 06/25/2047		9	9
0.370% due 08/25/2036		2,520	1,684
BNC Mortgage Loan Trust
0.310% due 05/25/2037		55	53
Citibank Omni Master Trust
2.959% due 08/15/2018		1,800	1,873
Citigroup Mortgage Loan Trust, Inc.
0.320% due 08/25/2036		28	28
Duane Street CLO Ltd.
0.562% due 11/08/2017		1,689	1,676
Eurocredit CDO BV
0.805% due 10/20/2016	EUR	4,265	5,561
GSAMP Trust
0.280% due 12/25/2036		$31	15
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		4,601	4,560
Hillmark Funding
0.562% due 05/21/2021		900	871
HSBC Home Equity Loan Trust
1.151% due 11/20/2036		994	986
HSI Asset Securitization Corp. Trust
0.260% due 12/25/2036		7	7
ING Investment Management Co.
0.581% due 12/01/2017		750	736
Lafayette CLO Ltd.
1.751% due 09/06/2022		2,701	2,695
MASTR Asset-Backed Securities Trust
0.260% due 01/25/2037		38	12
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		226	226
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037		22	21
SLC Student Loan Trust
4.750% due 06/15/2033		1,472	1,407
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	1,177	1,500
1.309% due 08/15/2023		$6,964	7,026
3.459% due 05/16/2044		412	434
3.500% due 08/17/2043		435	421
Soundview Home Loan Trust
0.290% due 06/25/2037		29	27
Specialty Underwriting & Residential Finance
0.270% due 01/25/2038		16	15
Venture CDO Ltd.
0.539% due 07/22/2021		600	574

Total Asset-Backed Securities (Cost $32,839)			33,022

SOVEREIGN ISSUES 10.1%
Indonesia Government International Bond
7.500% due 01/15/2016		500	586
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2017	EUR	500	687
4.750% due 06/01/2017		1,500	2,110
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,500	524
7.750% due 12/14/2017		7,000	604
10.000% due 12/05/2024		1,300	141
Province of Ontario
3.150% due 06/02/2022	CAD	300	312
4.200% due 06/02/2020		6,600	7,440

4.300% due 03/08/2017		100	111
Province of Quebec
2.750% due 08/25/2021		$3,900	4,077
3.500% due 07/29/2020		400	445
3.500% due 12/01/2022	CAD	500	530
4.250% due 12/01/2043		1,800	2,061
Spain Government International Bond
3.150% due 01/31/2016	EUR	40,100	52,559
3.750% due 10/31/2015		28,500	37,911
4.250% due 10/31/2016		1,500	2,016

Total Sovereign Issues (Cost $106,908)			112,114

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

EXCHANGE-TRADED FUNDS 4.1%
iShares MSCI EAFE Index Fund		809,402	45,990

Total Exchange-Traded Funds (Cost $44,260)			45,990

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.9%
CERTIFICATES OF DEPOSIT 1.2%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$1,400	1,400
1.700% due 09/06/2013		900	901
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,300	10,178
0.000% due 11/01/2013		700	696

			13,175

COMMERCIAL PAPER 3.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		14,200	13,975
Daimler Finance North America LLC
1.024% due 10/03/2013		5,500	5,467
1.070% due 10/08/2013		13,200	13,119
Santander S.A.
2.200% due 04/02/2013		700	698
3.100% due 10/01/2013		2,800	2,759

			36,018

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013		400	400
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $408. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		478	478
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $492. Repurchase proceeds are $478.)

			878

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 1.4%
PIMCO Short-Term Floating NAV Portfolio		415	4

PIMCO Short-Term Floating NAV Portfolio III	1,548,068	15,473

		15,477

Total Short-Term Instruments (Cost $65,337)		65,548

Total Investments 117.0% (Cost $1,273,190)		$1,300,995
Written Options (i) (0.0%) (Premiums $636)		(91)
Other Assets and Liabilities (Net) (17.0%)		(188,815)

Net Assets 100.0%		$1,112,089

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $43,252 at a weighted average interest rate of 0.195%.

(e)	Securities with an aggregate market value of $610 and cash of $44 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	14	$12
90-Day Euribor June Futures	Long	06/2015	4	0
90-Day Euribor March Futures	Long	03/2015	4	0
90-Day Euribor September Futures	Long	09/2015	1	0
90-Day Eurodollar December Futures	Long	12/2015	536	(14)
90-Day Eurodollar June Futures	Long	06/2015	404	499
90-Day Eurodollar June Futures	Long	06/2016	3	0
90-Day Eurodollar March Futures	Long	03/2016	111	0
90-Day Eurodollar September Futures	Long	09/2015	65	27
90-Day Eurodollar September Futures	Long	09/2016	2	0
Euro-Bund 10-Year Bond March Futures	Short	03/2013	13	(15)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	13	0

				$509

(f)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,841 and cash of $25 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$1,536	$(46)	$(129)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	2,030	(36)	(111)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	300	(2)	(1)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	41,900	(297)	(407)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	79,900	(204)	(64)

					$(585)	$(712)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$107,100	$814	$(13)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		7,900	484	429
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	5,200	40	60

						$1,338	$476

(g)	Securities with an aggregate market value of $930 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(h)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%	$4,500	$120	$94	$26
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.084%	100	(1)	(3)	2
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	0.963%	1,200	2	(9)	11
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.648%	1,000	10	(8)	18
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.684%	1,300	13	(7)	20
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.771%	2,000	16	(6)	22
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.380%	700	(20)	(31)	11
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.648%	200	3	(2)	5
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.771%	1,900	15	(3)	18
Brazil Government International Bond	HUS	1.000%	03/20/2015	0.550%	12,500	130	(228)	358
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%	400	4	(11)	15
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.684%	2,500	24	(14)	38
China Government International Bond	BRC	1.000%	03/20/2016	0.327%	1,700	38	21	17
China Government International Bond	BRC	1.000%	06/20/2016	0.376%	2,700	59	35	24
China Government International Bond	MYC	1.000%	06/20/2015	0.253%	5,200	98	(92)	190
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%	400	3	(8)	11
General Electric Capital Corp.	BOA	1.000%	09/20/2016	0.950%	3,000	7	(70)	77
General Electric Capital Corp.	GST	1.000%	03/20/2016	0.825%	1,700	10	(29)	39
Indonesia Government International Bond	BPS	1.000%	06/20/2021	1.826%	400	(25)	(28)	3
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%	700	5	(12)	17
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.787%	100	1	(2)	3
Indonesia Government International Bond	CBK	1.000%	06/20/2021	1.826%	100	(6)	(7)	1
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%	300	(18)	(20)	2
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.787%	300	2	(5)	7
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.787%	100	1	(2)	3
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.660%	3,600	37	(214)	251
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%	400	(25)	(28)	3
Japan Government International Bond	BOA	1.000%	03/20/2017	0.616%	900	15	(6)	21

Japan Government International Bond	GST	1.000%	12/20/2015	0.435%	2,700	46	(25)	71
Japan Government International Bond	GST	1.000%	03/20/2017	0.616%	200	4	(1)	5
Japan Government International Bond	MYC	1.000%	09/20/2016	0.548%	700	12	(7)	19
Japan Government International Bond	MYC	1.000%	03/20/2017	0.616%	400	6	(3)	9
Japan Government International Bond	UAG	1.000%	09/20/2016	0.548%	400	7	(4)	11
MetLife, Inc.	BOA	1.000%	12/20/2015	1.063%	500	(1)	(24)	23
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%	800	4	(23)	27
MetLife, Inc.	CBK	1.000%	12/20/2015	1.063%	400	0	(14)	14
MetLife, Inc.	DUB	1.000%	03/20/2018	1.590%	700	(20)	(40)	20
MetLife, Inc.	GST	1.000%	09/20/2015	0.989%	800	1	(51)	52
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%	1,100	1	(65)	66
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.551%	1,000	12	(8)	20
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.669%	3,300	39	0	39
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.669%	2,100	24	5	19
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.840%	400	3	(4)	7
Mexico Government International Bond	GST	1.000%	03/20/2016	0.619%	5,000	63	(154)	217
Mexico Government International Bond	GST	1.000%	06/20/2017	0.840%	1,200	9	(12)	21
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.551%	200	3	(2)	5
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.966%	300	0	(9)	9
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.180%	1,100	(7)	(22)	15
Republic of Germany	UAG	0.250%	06/20/2016	0.267%	2,000	(1)	(68)	67
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%	1,500	39	13	26
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.202%	200	4	2	2
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%	100	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%	200	4	1	3

						$773	$(1,208)	$1,981

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BOA	(1.000%	)	12/20/2017	EUR	10,800	$112	$202	$(90)
iTraxx Europe 18 Index	BRC	(1.000%	)	12/20/2017		2,600	27	45	(18)
iTraxx Europe 18 Index	MYC	(1.000%	)	12/20/2017		100	1	2	(1)

							$140	$249	$(109)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$2,900	$225	$170	$55
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	600	47	74	(27)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	5,800	448	365	83
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	96	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	193	3	0	3

					$725	$609	$116

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$300	$0	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		4,800	2	(16)	18
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,300	10	4	6
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,700	4	1	3
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,200	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		400	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,400	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		18,000	13	(14)	27
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,000	7	(3)	10
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		6,000	4	(4)	8
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		100	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,800	(4)	(5)	1
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		5,400	(9)	(13)	4

							$27	$(51)	$78

Total Return Swaps on Exchange-Traded Funds

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EAFE Index Fund	3,727,852	3-Month USD-LIBOR plus a specified spread	$197,576	03/28/2013	BOA	$16,469
Receive	iShares MSCI EAFE Index Fund	5,181,551	3-Month USD-LIBOR plus a specified spread	269,959	11/15/2013	BOA	27,722
Receive	iShares MSCI EAFE Index Fund	2,792,000	3-Month USD-LIBOR less a specified spread	148,006	03/28/2013	BPS	12,343
Receive	iShares MSCI EAFE Index Fund	3,938,524	3-Month USD-LIBOR less a specified spread	205,197	08/15/2013	BPS	21,109
Receive	iShares MSCI EAFE Index Fund	2,928,645	3-Month USD-LIBOR plus a specified spread	156,888	01/31/2013	JPM	11,322

							$88,965

(i)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$7,500	$53	$(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		51,300	145	(18)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		16,400	70	(14)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		20,600	15	(6)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		40,100	80	(14)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		6,500	24	(6)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,000	19	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,400	83	(13)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,000	39	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		6,800	49	(4)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	1,400	9	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		400	3	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$2,800	8	(6)

								$597	$(83)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	2,700	24	(5)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	300	4	(1)

						$39	$(8)

(j)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2043	$1,000	$1,084	$(1,083)
Fannie Mae	5.000%	02/01/2043	5,000	5,409	(5,417)

				$6,493	$(6,500)

(k)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	55,314		$71,634	BPS	$0	$(1,378)	$(1,378)
01/2013		400		496	DUB	0	(32)	(32)
01/2013		2,780		3,416	UAG	0	(255)	(255)
01/2013	GBP	13,089		20,948	GSC	0	(314)	(314)
01/2013	JPY	156,715		1,911	DUB	102	0	102
01/2013		$1,125	AUD	1,079	DUB	0	(7)	(7)
01/2013		36,659	EUR	27,657	BOA	0	(154)	(154)
01/2013		36,756		27,657	UAG	0	(250)	(250)
01/2013		10,425	GBP	6,442	BRC	40	0	40
01/2013		10,430		6,442	DUB	35	0	35
01/2013		329		205	RBC	5	0	5
02/2013	CNY	16,033		$2,543	BRC	0	(6)	(6)
02/2013	EUR	27,657		36,671	BOA	156	0	156
02/2013		29,357		38,907	UAG	252	(105)	147
02/2013	GBP	6,442		10,424	BRC	0	(40)	(40)
02/2013		6,442		10,429	DUB	0	(35)	(35)
02/2013		$100	BRL	205	BRC	0	0	0
02/2013		4,067		8,393	HUS	15	0	15
02/2013		100		205	MSC	0	0	0
02/2013		1,300		2,672	UAG	0	0	0
02/2013		1,100	CNY	6,944	CBK	4	0	4
02/2013		500		3,155	GST	1	0	1
02/2013		931		5,933	JPM	12	0	12
02/2013		101	EUR	76	HUS	0	0	0
03/2013	CAD	138		$140	BRC	1	0	1
03/2013		11,778		11,921	CBK	99	0	99
03/2013		$562	GBP	349	HUS	4	0	4
04/2013		295	MXN	3,847	DUB	1	(1)	0
04/2013		1,150		15,051	HUS	9	(4)	5
04/2013		3,495		45,681	JPM	9	0	9
04/2013		465		6,024	MSC	1	(4)	(3)
04/2013		539		7,002	UAG	0	(2)	(2)
06/2013	EUR	197		$259	BPS	0	(1)	(1)
09/2013		2,446		3,182	UAG	0	(55)	(55)
11/2013		11,687		15,102	FBF	0	(371)	(371)
12/2013		11,300		14,263	BOA	0	(706)	(706)
04/2014		200		253	CBK	0	(12)	(12)
06/2014		300		380	FBF	0	(18)	(18)
08/2014		100		127	BPS	0	(6)	(6)

						$746	$(3,756)	$(3,010)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$4,117	$0	$4,117
Corporate Bonds & Notes
Banking & Finance	0	159,640	0	159,640
Industrials	0	48,197	0	48,197
Utilities	0	11,874	5,976	17,850
Municipal Bonds & Notes
Arizona	0	1,170	0	1,170
California	0	15,448	0	15,448
Connecticut	0	3,598	0	3,598
District of Columbia	0	14,938	0	14,938
Florida	0	16,571	0	16,571
Illinois	0	3,877	0	3,877
Louisiana	0	684	0	684
Massachusetts	0	864	0	864
Nebraska	0	119	0	119
New Jersey	0	1,643	0	1,643
New York	0	33,789	0	33,789
North Carolina	0	1,273	0	1,273
Ohio	0	98	0	98
Pennsylvania	0	5,964	0	5,964
Tennessee	0	121	0	121
Texas	0	523	0	523
Virginia	0	4,243	0	4,243
Washington	0	170	0	170
U.S. Government Agencies	0	394,137	1,061	395,198
U.S. Treasury Obligations	0	236,398	0	236,398
Mortgage-Backed Securities	0	76,203	1,625	77,828
Asset-Backed Securities	0	30,327	2,695	33,022
Sovereign Issues	0	112,114	0	112,114
Convertible Preferred Securities
Industrials	0	0	0	0
Exchange-Traded Funds	45,990	0	0	45,990
Short-Term Instruments
Certificates of Deposit	0	13,175	0	13,175
Commercial Paper	0	36,018	0	36,018
Repurchase Agreements	0	878	0	878
Central Funds Used for Cash Management Purposes	15,477	0	0	15,477
	$61,467	$1,228,171	$11,357	$1,300,995

Short Sales, at value	$0	$(6,500)	$0	$(6,500)

Financial Derivative Instruments - Assets
Credit Contracts	0	2,123	0	2,123
Equity Contracts	0	88,965	0	88,965
Foreign Exchange Contracts	0	746	0	746
Interest Rate Contracts	538	568	0	1,106
	$538	$92,402	$0	$92,940

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(848)	0	(848)
Foreign Exchange Contracts	0	(3,756)	0	(3,756)
Interest Rate Contracts	(29)	(96)	(8)	(133)

	$(29)	$(4,700)	$(8)	$(4,737)

Totals	$61,976	$1,309,373	$11,349	$1,382,698

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Utilities	$0	$6,210	$0	$(2)	$0	$(232)	$0	$0	$5,976	$(232)
U.S. Government Agencies	65,162	(63,860)	(275)	0	0	34	0	0	1,061	7
Mortgage-Backed Securities	1,628	0	0	0	0	(3)	0	0	1,625	(3)
Asset-Backed Securities	1,573	2,900	(216)	6	0	39	0	(1,607)	2,695	(5)
Convertible Preferred Securities
Industrials	2	0	0	0	0	(2)	0	0	0	(2)

	$68,365	$(54,750)	$(491)	$4	$0	$(164)	$0	$(1,607)	$11,357	$(235)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(7)	$0	$0	$0	$0	$(1)	$0	$0	$(8)	$(1)

Totals	$68,358	$(54,750)	$(491)	$4	$0	$(165)	$0	$(1,607)	$11,349	$(236)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Utilities	$5,976	Third Party Vendor	Broker Quote	104.20
U.S. Government Agencies	1,061	Third Party Vendor	Broker Quote	100.12
Mortgage-Backed Securities	1,625	Third Party Vendor	Broker Quote	101.61
Asset-Backed Securities	2,695	Benchmark Pricing	Base Price	99.91
Convertible Preferred Securities Industrials	0	Other Valuation Technique (4)	—	—
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(8)	Indicative Market Quotations	Broker Quote	0.19 - 0.20

Total	$11,349

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.6%
BANKING & FINANCE 9.1%
Ally Financial, Inc.
3.709% due 06/20/2014	$400	$411
Bank of America Corp.
5.650% due 05/01/2018	400	466
Banque PSA Finance S.A.
2.206% due 04/04/2014	500	494
Barclays Bank PLC
10.179% due 06/12/2021	1,040	1,422
Cie de Financement Foncier S.A.
2.500% due 09/16/2015	3,600	3,745
Citigroup, Inc.
2.310% due 08/13/2013	1,200	1,212
Goldman Sachs Group, Inc.
0.760% due 03/22/2016	400	389
HSBC Bank USA N.A.
4.875% due 08/24/2020	2,300	2,565
International Lease Finance Corp.
7.125% due 09/01/2018	1,750	2,039
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^	200	48
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)	1,200	1,390
Loews Corp.
5.250% due 03/15/2016	2,800	3,122
Morgan Stanley
1.293% due 04/29/2013	950	952
2.875% due 07/28/2014	100	102
6.250% due 08/28/2017	300	344
Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	203
Prudential Covered Trust
2.997% due 09/30/2015	1,425	1,479
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (c)	1,900	1,729
SSIF Nevada LP
1.040% due 04/14/2014	1,600	1,609

		23,721

INDUSTRIALS 2.5%
ALROSA Finance S.A.
7.750% due 11/03/2020	1,475	1,718
Barrick North America Finance LLC
4.400% due 05/30/2021	1,800	1,976
Daimler Finance North America LLC
0.920% due 03/28/2014	2,500	2,506
Volkswagen International Finance NV
0.918% due 04/01/2014	400	401

		6,601

Total Corporate Bonds & Notes (Cost $28,403)		30,322

MUNICIPAL BONDS & NOTES 2.9%
CALIFORNIA 0.6%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,518
Palomar Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	100	111

		1,629

NEW YORK 1.2%
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	100	121
5.000% due 03/15/2027	100	121

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	3,000	2,964

		3,206

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	629

SOUTH CAROLINA 0.7%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.914% due 06/02/2014	1,800	1,804

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	213

Total Municipal Bonds & Notes (Cost $7,308)		7,481

U.S. GOVERNMENT AGENCIES 22.0%
Fannie Mae
0.330% due 03/25/2034	15	15
0.340% due 03/25/2036	535	501
0.560% due 09/25/2042	311	309
1.625% due 11/25/2023	87	89
1.719% due 04/25/2024	77	80
1.879% due 08/01/2035	332	348
2.261% due 07/01/2032	22	22
2.318% due 09/01/2035	326	349
2.361% due 09/01/2031	1	1
2.387% due 10/01/2035	281	299
2.492% due 11/01/2034	348	375
2.500% due 01/01/2028	5,000	5,230
2.584% due 02/01/2034	177	188
2.645% due 10/01/2035	175	187
2.671% due 07/01/2035	436	463
2.773% due 08/01/2036	366	391
2.782% due 02/01/2035	112	120
2.832% due 10/01/2035	190	202
2.963% due 03/01/2036	1,178	1,260
3.000% due 01/01/2028 - 02/01/2043	2,000	2,102
3.500% due 12/01/2025 - 02/01/2028	2,507	2,659
4.500% due 11/01/2038	514	555
5.500% due 02/01/2024 - 09/01/2027	126	138
Freddie Mac
0.409% due 10/15/2020	238	238
1.360% due 10/25/2044	106	106
1.535% due 07/25/2044	510	523
2.457% due 09/01/2035	92	97
4.000% due 01/01/2043	2,000	2,136
5.500% due 08/15/2030	2	2
Ginnie Mae
0.609% due 03/16/2032	19	19
1.625% due 11/20/2024	57	58
3.000% due 01/01/2043 - 02/01/2043	31,000	32,947
3.500% due 02/01/2043	2,000	2,170
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,300	1,443
Small Business Administration
5.680% due 06/01/2028	1,404	1,644

Total U.S. Government Agencies (Cost $56,614)		57,266

U.S. TREASURY OBLIGATIONS 25.0%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,700	1,633
3.000% due 05/15/2042	1,600	1,624
3.125% due 11/15/2041	1,300	1,356
3.750% due 08/15/2041	2,300	2,694
3.875% due 08/15/2040 (g)	70	84
4.375% due 05/15/2041	2,300	2,987
6.250% due 08/15/2023 (g)	4,100	5,873
7.625% due 11/15/2022 (f)(g)	7,300	11,289
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	5,398	5,782
0.125% due 01/15/2022 (g)	6,541	7,104
0.125% due 07/15/2022	2,615	2,838
0.625% due 07/15/2021	1,232	1,400
1.125% due 01/15/2021	1,057	1,242
2.375% due 01/15/2025	982	1,326
U.S. Treasury Notes
0.500% due 07/31/2017	300	298

1.250% due 01/31/2019		1,300	1,323
1.625% due 08/15/2022		10,100	10,024
1.625% due 11/15/2022		340	336
2.000% due 11/15/2021		400	415
2.000% due 02/15/2022 (h)		5,000	5,166
2.125% due 08/15/2021		300	315

Total U.S. Treasury Obligations (Cost $63,611)			65,109

MORTGAGE-BACKED SECURITIES 8.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		727	750
American Home Mortgage Assets LLC
0.400% due 05/25/2046		1,372	917
0.420% due 10/25/2046		502	316
American Home Mortgage Investment Trust
2.010% due 09/25/2045		511	489
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	88	116
1.391% due 11/19/2047		934	1,239
Banc of America Funding Corp.
5.621% due 01/20/2047 ^		$85	62
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		240	244
Bear Stearns Alt-A Trust
2.817% due 08/25/2036 ^		728	273
2.960% due 05/25/2035		290	266
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	2,478	2,911
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		$697	673
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		498	590
Countrywide Alternative Loan Trust
0.421% due 03/20/2046		1,106	734
0.421% due 07/20/2046 ^		1,321	654
3.003% due 06/25/2037		1,949	1,464
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035		212	165
0.530% due 03/25/2035		155	119
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 06/25/2033		158	156
Downey Savings & Loan Association Mortgage Loan Trust
0.470% due 08/19/2045		795	659
2.461% due 07/19/2044		61	59
First Horizon Alternative Mortgage Securities
2.623% due 03/25/2035		165	132
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035		67	66
First Republic Mortgage Loan Trust
0.559% due 11/15/2031		74	74
Greenpoint Mortgage Funding Trust
0.390% due 01/25/2037		1,200	707
GSR Mortgage Loan Trust
2.660% due 09/25/2035		227	228
Harborview Mortgage Loan Trust
0.450% due 03/19/2036		875	569
Homebanc Mortgage Trust
5.515% due 04/25/2037		900	471
Indymac Index Mortgage Loan Trust
0.510% due 06/25/2037 ^		393	160
2.651% due 12/25/2034		42	37
JPMorgan Mortgage Trust
4.963% due 02/25/2035		174	177
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		31	29
1.214% due 10/25/2035		58	57
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		188	164
Morgan Stanley Capital Trust
5.882% due 06/11/2049		100	118
Permanent Master Issuer PLC
1.510% due 07/15/2042	EUR	1,300	1,734
1.710% due 07/15/2042		$600	607
Residential Accredit Loans, Inc. Trust
0.510% due 01/25/2035		279	261
0.610% due 03/25/2033		52	50
Residential Asset Securitization Trust
0.560% due 10/25/2018		468	453
0.610% due 05/25/2033		49	46
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 01/25/2035		202	143
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		251	244

0.490% due 02/25/2036		524	353
WaMu Mortgage Pass-Through Certificates
0.520% due 01/25/2045		131	129
0.530% due 01/25/2045		135	127
0.866% due 03/25/2047		718	514
2.685% due 02/25/2037		187	150
Wells Fargo Mortgage-Backed Securities Trust
2.743% due 10/25/2033		122	125
4.500% due 11/25/2018		60	60

Total Mortgage-Backed Securities (Cost $22,773)			20,841

ASSET-BACKED SECURITIES 2.8%
Access Group, Inc.
1.615% due 10/27/2025		1,472	1,497
Bear Stearns Asset-Backed Securities Trust
3.025% due 10/25/2036		1,043	783
Berica ABS SRL
0.485% due 12/30/2055	EUR	1,600	1,989
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036		$15	6
GSAMP Trust
0.390% due 11/25/2035		80	8
GSRPM Mortgage Loan Trust
0.910% due 01/25/2032		1	1
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		186	165
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	101	133
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		$204	204
SLM Student Loan Trust
2.350% due 04/15/2039		528	531
Structured Asset Securities Corp.
1.714% due 04/25/2035		418	403
Venture CDO Ltd.
0.539% due 07/22/2021		1,600	1,530

Total Asset-Backed Securities (Cost $7,456)			7,250

SOVEREIGN ISSUES 9.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	904
Province of Ontario
3.150% due 06/02/2022	CAD	2,900	3,018
Province of Quebec
2.750% due 08/25/2021		$1,900	1,986
3.500% due 12/01/2022	CAD	1,400	1,483
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,266
Republic of Germany
1.750% due 06/14/2013	EUR	11,600	15,432
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	405	712

Total Sovereign Issues (Cost $24,012)			24,801

	SHARES
EXCHANGE-TRADED FUNDS 7.9%
iShares MSCI EAFE Index Fund		362,621	20,604

Total Exchange-Traded Funds (Cost $18,791)			20,604

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.1%
COMMERCIAL PAPER 1.6%
Ford Motor Credit Co. LLC
0.900% due 01/16/2013		$1,800	1,799
0.910% due 01/18/2013		100	100
1.190% due 07/09/2013		200	199

1.240% due 01/23/2013	2,000	1,999

		4,097

REPURCHASE AGREEMENTS 20.2%
Barclays, Inc.
0.230% due 01/02/2013	7,400	7,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Index 3.875% due 04/15/2029 valued at $7,524. Repurchase proceeds are $7,400.)
BNP Paribas Securities Corp.
0.240% due 01/02/2013	5,000	5,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $5,102. Repurchase proceeds are $5,000.)
Citigroup Global Markets, Inc.
0.190% due 01/10/2013	9,100	9,100
(Dated 12/27/2012. Collateralized by Freddie Mac 4.000% due 01/01/2042 valued at $9,424. Repurchase proceeds are $9,100.)
Credit Suisse Securities (USA) LLC
0.230% due 01/02/2013	30,500	30,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $31,195. Repurchase proceeds are $30,500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	720	720

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $738. Repurchase proceeds are $720.)
		52,720

U.S. TREASURY BILLS 0.5%
0.163% due 02/21/2013 - 08/22/2013 (a)(f)(g)(h)	1,246	1,245

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.8%
PIMCO Short-Term Floating NAV Portfolio	1,262,292	12,632

Total Short-Term Instruments (Cost $70,702)		70,694

PURCHASED OPTIONS (j) 0.0%
(Cost $18)		2

Total Investments 116.8% (Cost $299,688)		$304,370
Written Options (k) (0.1%) (Premiums $229)		(183)
Other Assets and Liabilities (Net) (16.7%)		(43,617)

Net Assets 100.0%		$260,570

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $18,514 at a weighted average interest rate of 0.184%.

(f)	Securities with an aggregate market value of $91 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note March Futures	Short	03/2013	17	$4
U.S. Treasury 10-Year Note March Futures	Short	03/2013	66	29

				$33

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,210 and cash of $18 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	$14,400	$(852)	$(1,571)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	194	4	(5)

				$(848)	$(1,576)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		$18,400	$(639)	$(424)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		32,100	171	(368)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		5,500	30	(116)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	2,300	46	36
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,500	(26)	(10)

						$(418)	$(882)

(h)	Securities with an aggregate market value of $1,569 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.348%	$100	$(1)	$0	$(1)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	0.257%	300	(1)	(5)	4
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.348%	500	(7)	0	(7)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.348%	600	(7)	0	(7)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.348%	300	(3)	0	(3)
Embarq Corp.	MYC	(1.300%	)	03/20/2014	0.348%	200	(2)	0	(2)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.105%	2,100	(32)	0	(32)
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.420%	1,000	(29)	0	(29)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.307%	2,300	1	0	1

							$(81)	$(5)	$(76)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.406%	$6,000	$(191)	$(258)	$67

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	$4,300	$186	$645	$(459)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MYC	0.463%		12/20/2015	$5,600	$(112)	$0	$(112)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Year BRL-CDI	7.778%	01/02/2014	HUS	BRL	6,900	$25	$14	$11
Pay	1-Year BRL-CDI	7.785%	01/02/2014	MYC		6,700	25	15	10
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM		200	1	1	0
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		2,100	9	4	5
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		2,700	21	16	5
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA		900	20	0	20
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		11,300	255	0	255
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,400	32	0	32
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		900	21	0	21
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,300	209	15	194
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		5,200	154	30	124
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		100	0	0	0
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		500	4	3	1
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	BRC	AUD	1,200	128	(6)	134
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	DUB		800	85	(4)	89

							$989	$88	$901

Total Return Swaps on Exchange-Traded Funds

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EAFE Index Fund	49,810	3-Month USD-LIBOR plus a specified spread	$2,711	11/15/2013	BOA	$151
Receive	iShares MSCI EAFE Index Fund	2,571,159	3-Month USD-LIBOR less a specified spread	137,580	03/28/2013	BPS	9,903
Receive	iShares MSCI EAFE Index Fund	1,543,906	3-Month USD-LIBOR plus a specified spread	82,707	01/31/2013	JPM	5,969

							$16,023

(j)	Purchased options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus CNY	JPM	CNY	6.509	05/16/2013	$3,500	$18	$2

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$500	$3	$(12)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	500	12	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	6,900	44	(169)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,900	170	(2)

							$229	$(183)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2043	$2,000	$2,172	$(2,173)
Freddie Mac	5.500%	01/01/2043	6,000	6,473	(6,476)
Ginnie Mae	5.500%	01/01/2043	900	987	(988)

				$9,632	$(9,637)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	50		$53	BRC	$1	$0	$1
01/2013		22,662		23,623	DUB	137	(4)	133
01/2013		2,273		2,357	RBC	1	0	1
01/2013	CHF	5,371		5,900	MSC	28	0	28
01/2013	CLP	8,500		18	GSC	0	0	0
01/2013	DKK	4,495		800	GSC	5	0	5
01/2013	EUR	26,511		34,197	BOA	0	(796)	(796)
01/2013		26,512		34,334	BPS	0	(660)	(660)
01/2013		8,437		11,092	MSC	21	(65)	(44)
01/2013	GBP	15,530		24,923	BPS	0	(305)	(305)
01/2013		2,597		4,200	BRC	0	(19)	(19)
01/2013		15,531		24,857	GSC	0	(373)	(373)
01/2013		2,683		4,318	MSC	0	(40)	(40)
01/2013	JPY	1,415,142		16,896	BPS	558	0	558
01/2013		2,280,858		27,524	HUS	1,194	0	1,194
01/2013		395,343		4,571	UAG	8	0	8
01/2013	NZD	384		319	JPM	2	0	2
01/2013	SGD	3,496		2,856	GLM	0	(6)	(6)
01/2013		$2,362	AUD	2,273	RBC	0	(1)	(1)
01/2013		5,869	CHF	5,371	RBC	4	0	4
01/2013		17	CLP	8,500	HUS	1	0	1
01/2013		795	DKK	4,495	RBC	1	0	1
01/2013		25,957	EUR	19,583	BOA	0	(109)	(109)
01/2013		25,848		19,582	BRC	0	(1)	(1)
01/2013		3,520		2,669	RBC	3	0	3
01/2013		26,026		19,583	UAG	0	(177)	(177)
01/2013		13,735	GBP	8,436	BOA	0	(31)	(31)
01/2013		6,826		4,218	BRC	26	0	26
01/2013		6,829		4,218	DUB	23	0	23
01/2013		27,474		16,872	GSC	0	(67)	(67)
01/2013		4,224		2,598	RBC	0	(4)	(4)
01/2013		2,863	SGD	3,496	JPM	0	(1)	(1)
02/2013	BRL	3,289		$1,593	HUS	0	(6)	(6)
02/2013	CHF	16,669		17,719	CBK	0	(520)	(520)
02/2013		5,371		5,873	RBC	0	(4)	(4)
02/2013	CNY	29,808		4,687	HUS	0	(51)	(51)
02/2013		13,739		2,150	RYL	0	(34)	(34)
02/2013	DKK	11,663		2,002	CBK	0	(63)	(63)
02/2013		4,495		795	RBC	0	(1)	(1)
02/2013	EUR	19,583		25,966	BOA	110	0	110
02/2013		19,582		25,857	BRC	2	0	2
02/2013		2,669		3,521	RBC	0	(3)	(3)
02/2013		19,583		26,034	UAG	178	0	178
02/2013	GBP	8,436		13,734	BOA	31	0	31
02/2013		4,218		6,825	BRC	0	(26)	(26)
02/2013		4,218		6,829	DUB	0	(23)	(23)
02/2013		16,872		27,472	GSC	66	0	66
02/2013		2,598		4,223	RBC	3	0	3
02/2013	HKD	34,935		4,509	UAG	1	0	1
02/2013	NOK	10,350		1,791	HUS	0	(68)	(68)
02/2013	SEK	38,447		5,681	HUS	0	(225)	(225)
02/2013		8,659		1,309	MSC	0	(21)	(21)
02/2013		$2,000	CHF	1,852	MSC	26	0	26
02/2013		469	CNY	2,950	DUB	0	0	0
02/2013		324		2,032	GST	0	(1)	(1)
02/2013		833		5,258	JPM	4	(1)	3
02/2013		6,257		39,444	UAG	12	0	12
03/2013	CAD	4,446		$4,502	RBC	40	0	40
04/2013	ILS	4,968		1,274	DUB	0	(53)	(53)
04/2013	SGD	3,496		2,863	JPM	1	0	1
04/2013		$188	MXN	2,459	JPM	1	0	1
06/2013	EUR	11,800		$15,254	JPM	0	(345)	(345)
06/2013		$17	CLP	8,500	GSC	0	0	0
08/2013		581	CNY	3,669	UAG	0	0	0

						$2,488	$(4,104)	$(1,616)

(n) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$23,721	$0	$23,721
Industrials	0	6,601	0	6,601
Municipal Bonds & Notes
California	0	1,629	0	1,629
New York	0	3,206	0	3,206
Ohio	0	629	0	629
South Carolina	0	1,804	0	1,804
Texas	0	213	0	213
U.S. Government Agencies	0	57,266	0	57,266
U.S. Treasury Obligations	0	65,109	0	65,109
Mortgage-Backed Securities	0	20,841	0	20,841
Asset-Backed Securities	0	7,117	133	7,250
Sovereign Issues	0	24,801	0	24,801
Exchange-Traded Funds	20,604	0	0	20,604
Short-Term Instruments
Commercial Paper	0	4,097	0	4,097
Repurchase Agreements	0	52,720	0	52,720
U.S. Treasury Bills	0	1,245	0	1,245
Central Funds Used for Cash Management Purposes	12,632	0	0	12,632
Purchased Options
Foreign Exchange Contracts	0	2	0	2

	$33,236	$271,001	$133	$304,370
Short Sales, at value	$0	$(9,637)	$0	$(9,637)
Financial Derivative Instruments - Assets
Credit Contracts	0	73	0	73
Equity Contracts	0	16,023	0	16,023
Foreign Exchange Contracts	0	2,488	0	2,488
Interest Rate Contracts	33	937	0	970
	$33	$19,521	$0	$19,554
Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,229)	0	(2,229)
Foreign Exchange Contracts	0	(4,104)	0	(4,104)
Interest Rate Contracts	0	(1,101)	0	(1,101)
	$0	$(7,434)	$0	$(7,434)

Totals	$33,269	$273,451	$133	$306,853

(ii) There were assets and liabilities valued at $32 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
U.S. Government Agencies	$1,410	$0	$0	$(2)	$0	$35	$0	$(1,443)	$0	$0
Asset-Backed Securities	340	0	(198)	0	(8)	(1)	0	0	133	(1)

Totals	$1,750	$0	$(198)	$(2)	$(8)	$34	$0	$(1,443)	$133	$(1)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (%Unless Noted Otherwise)
Investments, at value
Asset-Backed Securities	$133	Benchmark Pricing	Base Price	100.22

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.5%
AES Corp.
4.250% due 05/27/2018	$8,297	$8,397
Ancestry.com
6.750% due 12/28/2018	14,650	14,186
Arch Coal, Inc.
5.750% due 05/16/2018	1,098	1,112
Ashland, Inc.
3.750% due 08/23/2018	2,948	2,986
Bausch & Lomb, Inc.
5.250% due 05/17/2019	5,035	5,087
Biomet, Inc.
3.210% - 3.212% due 03/25/2015	407	408
3.960% due 07/25/2017	8,030	8,090
CCM Merger, Inc.
6.000% due 03/01/2017	3,592	3,606
Charter Communications, Inc.
3.470% due 09/06/2016	3,370	3,392
4.000% due 05/15/2019	1,588	1,603
Chrysler Group LLC
6.000% due 05/24/2017	1,084	1,109
Colfax Corp.
4.500% due 01/13/2019	1,634	1,651
Community Health Systems, Inc.
2.462% due 07/25/2014	863	866
CSC Holdings LLC
1.962% due 03/29/2016	8,890	8,929
DaVita, Inc.
2.720% due 11/01/2017	2,045	2,034
Delphi Corp.
3.500% due 03/31/2017	6,482	6,523
Dollar General Corp.
2.962% due 07/07/2014	5,000	5,039
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	3,053	3,086
Fortescue Metals Group Ltd.
5.250% due 10/18/2017	13,666	13,803
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	3,236	3,248
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	3,000	3,026
HCA, Inc.
2.712% due 05/02/2016	8,212	8,217
3.462% due 05/01/2018	4,000	4,015
3.561% due 03/31/2017	5,000	5,020
Health Management Associates, Inc.
4.500% due 11/18/2018	2,376	2,398
Hertz Corp.
3.750% due 03/11/2018	3,000	3,008
IASIS Healthcare LLC
5.000% due 05/03/2018	10,218	10,269
Ineos U.S. Finance LLC
6.500% due 04/27/2018	7,940	8,038
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	16,000	16,149
Las Vegas Sands LLC
2.760% due 11/23/2015	1,492	1,496
2.760% due 11/23/2016	6,885	6,908
MGM Resorts International
4.250% due 12/20/2019	5,000	5,061
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	10,700	10,734
NRG Energy, Inc.
4.000% due 07/01/2018	13,100	13,259
NXP BV
4.500% due 03/04/2017	7,227	7,325
4.750% due 01/11/2020	7,000	7,042
Penn National Gaming, Inc.
3.750% due 07/14/2018	1,995	2,006
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	1,485	1,511
Phillips Van Heusen Corp.
3.250% due 12/19/2019	3,350	3,375
Plains Exploration & Production Co.
4.000% due 11/30/2019	1,675	1,683
Residential Cap LLC
5.000% due 11/18/2013	11,430	11,501
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018	8,080	8,190

RFC Borrower LLC
6.750% due 11/18/2013		2,500	2,531
Rockwood Holdings, Inc.
3.500% due 02/10/2018		691	698
Roofing Supply Group LLC
5.000% - 6.000% due 05/31/2019		9,077	9,128
RPI Finance Trust
3.500% due 05/09/2018		14,581	14,721
4.000% due 11/09/2018		6,343	6,416
Sensata Technologies BV
3.750% due 05/12/2018		985	990
Spectrum Brands Holdings, Inc.
5.000% due 12/17/2019	CAD	9,857	9,959
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$37,600	37,447
Tribune Co.
4.000% due 12/31/2019		2,750	2,750
U.S. Foods, Inc.
5.750% due 03/31/2017		8,528	8,576
Valeant Pharmaceuticals International
4.250% due 02/13/2019		8,760	8,822
Vodafone Americas Finance
6.250% due 07/24/2016		11,963	12,351
Warner Chilcott Co. LLC
3.750% due 03/17/2016		3,260	3,293
4.250% due 03/15/2018		1,965	1,980
WaveDivision Holdings LLC
5.500% due 08/31/2019		1,500	1,518

Total Bank Loan Obligations (Cost $352,005)			356,566

CORPORATE BONDS & NOTES 58.2%
BANKING & FINANCE 30.0%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,111
Ally Financial, Inc.
3.510% due 02/11/2014		1,735	1,773
3.709% due 06/20/2014		1,130	1,162
4.625% due 06/26/2015		6,200	6,467
5.500% due 02/15/2017		4,275	4,593
6.000% due 02/15/2019		24	24
6.000% due 03/15/2019		21	21
6.050% due 08/15/2019		10	10
6.100% due 09/15/2019		6	6
6.125% due 10/15/2019		6	6
6.150% due 03/15/2016		401	402
6.150% due 08/15/2019		8	8
6.200% due 04/15/2019		13	13
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 12/01/2014		6,700	7,269
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.000% due 09/15/2018		1,986	1,966
7.150% due 09/15/2018		140	138
7.250% due 04/15/2018		177	177
7.250% due 08/15/2018		64	63
7.250% due 09/15/2018		40	40
7.300% due 01/15/2018		117	117
7.500% due 12/31/2013		679	719
American Express Co.
6.150% due 08/28/2017		300	362
6.800% due 09/01/2066		4,700	5,064
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,380
American International Group, Inc.
4.375% due 04/26/2016	EUR	2,000	2,871
4.900% due 06/02/2014	CAD	2,000	2,084
5.050% due 10/01/2015		$4,100	4,528
5.450% due 05/18/2017		2,000	2,301
5.850% due 01/16/2018		12,920	15,303
6.250% due 05/01/2036		200	258
6.765% due 11/15/2017	GBP	896	1,722
6.797% due 11/15/2017	EUR	1,211	1,948
8.000% due 05/22/2068		2,000	3,060
8.175% due 05/15/2068		$1,000	1,308
8.250% due 08/15/2018		29,650	39,034
8.625% due 05/22/2068	GBP	500	994
ANZ New Zealand International Ltd.
3.125% due 08/10/2015		$1,100	1,153
6.200% due 07/19/2013		1,700	1,745

Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,000	3,405
5.750% due 01/18/2017		11,000	12,100
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,672
Banco de Credito del Peru
5.375% due 09/16/2020		4,450	4,973
Banco del Estado de Chile
2.000% due 11/09/2017		7,200	7,203
Banco do Brasil S.A.
3.875% due 01/23/2017		3,400	3,562
3.875% due 10/10/2022		33,050	33,380
Banco Santander Brasil S.A.
2.408% due 03/18/2014		23,750	23,672
4.250% due 01/14/2016		4,950	5,160
4.500% due 04/06/2015		4,150	4,316
4.625% due 02/13/2017		17,825	18,939
Banco Santander Chile
1.921% due 01/19/2016		5,000	4,888
3.750% due 09/22/2015		15,582	16,441
3.875% due 09/20/2022		16,850	17,296
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		12,200	12,444
Banco Votorantim Ltd.
3.310% due 03/28/2014		7,000	6,985
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	10,046
Bank of America Corp.
4.750% due 08/01/2015		200	216
5.650% due 05/01/2018		26,000	30,274
5.750% due 08/15/2016		500	547
5.750% due 12/01/2017		6,900	8,049
7.625% due 06/01/2019		4,000	5,121
Bank of America N.A.
0.608% due 06/15/2017		5,170	4,797
Banque PSA Finance S.A.
2.206% due 04/04/2014		9,200	9,088
3.500% due 01/17/2014	EUR	2,000	2,672
3.875% due 01/14/2015		23,100	31,205
4.000% due 06/24/2015		4,500	6,094
4.250% due 02/25/2016		5,200	7,089
4.375% due 04/04/2016		$8,100	8,174
4.875% due 09/25/2015	EUR	2,000	2,770
6.000% due 07/16/2014		7,400	10,289
Barclays Bank PLC
7.625% due 11/21/2022		$4,800	4,806
10.179% due 06/12/2021		11,890	16,252
14.000% due 06/15/2019 (c)	GBP	16,510	35,949
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$6,500	6,955
BBVA Bancomer S.A.
4.500% due 03/10/2016		21,450	22,897
6.500% due 03/10/2021		7,475	8,335
6.750% due 09/30/2022		2,000	2,255
7.250% due 04/22/2020		8,350	9,352
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		25,450	26,109
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	109
7.250% due 02/01/2018		29,050	36,428
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,132
6.125% due 04/15/2020		5,500	6,407
BNP Paribas S.A.
1.250% due 01/10/2014		24,425	24,505
7.195% due 06/25/2037 (c)		2,725	2,807
7.781% due 07/02/2018 (c)	EUR	1,000	1,471
BPCE S.A.
2.062% due 02/07/2014		$11,700	11,833
5.250% due 07/30/2014 (c)	EUR	5,000	6,081
9.000% due 03/17/2015 (c)		200	281
Cantor Fitzgerald LP
6.375% due 06/26/2015		$2,645	2,680
7.875% due 10/15/2019		16,100	16,711
Capital One Capital
8.875% due 05/15/2040		25,625	25,625
10.250% due 08/15/2039		4,000	4,000
CIT Group, Inc.
4.250% due 08/15/2017		4,650	4,808
Citigroup, Inc.
0.436% due 03/07/2014		3,000	2,982
0.851% due 05/31/2017	EUR	5,000	6,138
1.458% due 11/30/2017		4,600	5,721
5.000% due 09/15/2014		$13,240	13,935
5.850% due 07/02/2013		4,800	4,923
6.000% due 08/15/2017		1,600	1,886

6.125% due 11/21/2017		11,125	13,250
8.500% due 05/22/2019		32,050	43,120
Colonial Realty LP
5.500% due 10/01/2015		500	544
6.250% due 06/15/2014		2,500	2,663
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	348
Countrywide Capital
8.050% due 06/15/2027		12,000	14,235
Countrywide Financial Corp.
6.250% due 05/15/2016		70	77
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	1,000	1,333
7.589% due 01/30/2020 (c)		500	755
8.125% due 10/26/2019 (c)		400	674
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		$9,500	10,836
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,087
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		18,100	18,914
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,050	1,079
6.375% due 11/15/2019		4,620	4,759
Eksportfinans ASA
0.890% due 06/16/2015	JPY	200,000	2,127
2.000% due 09/15/2015		$13,300	12,738
2.375% due 05/25/2016		2,700	2,577
3.000% due 11/17/2014		400	397
Export-Import Bank of Korea
1.250% due 11/20/2015		8,300	8,335
3.750% due 10/20/2016		3,000	3,237
4.000% due 01/11/2017		9,200	10,019
5.875% due 01/14/2015		24,700	27,102
8.125% due 01/21/2014		2,900	3,119
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	4,138
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	1,950	2,704
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$21,540	23,861
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,350	2,400
3.875% due 01/15/2015		7,200	7,512
3.984% due 06/15/2016		6,000	6,374
4.207% due 04/15/2016		7,000	7,470
5.000% due 05/15/2018		13,100	14,482
5.875% due 08/02/2021		100	117
7.000% due 10/01/2013		4,600	4,819
7.000% due 04/15/2015		24,300	27,156
8.000% due 06/01/2014		17,485	19,072
8.000% due 12/15/2016		13,750	16,632
8.700% due 10/01/2014		8,060	9,067
12.000% due 05/15/2015		500	618
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,300	1,715
GMAC International Finance BV
7.500% due 04/21/2015		300	435
Goldman Sachs Group, Inc.
0.549% due 01/30/2017		4,600	5,770
0.647% due 02/02/2015		6,700	8,723
0.760% due 03/22/2016		$28,769	27,947
5.250% due 07/27/2021		30,385	34,665
5.375% due 03/15/2020		18,600	21,330
5.950% due 01/18/2018		7,000	8,152
6.000% due 06/15/2020		30,000	35,670
6.150% due 04/01/2018		29,110	34,224
6.250% due 09/01/2017		10,700	12,631
7.500% due 02/15/2019		5,970	7,516
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	10,211
6.375% due 04/15/2021		3,800	4,320
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,659
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)		9,555	8,408
6.461% due 11/30/2018 (c)	GBP	1,500	2,216
HBOS PLC
6.750% due 05/21/2018		$27,612	29,855
HCP, Inc.
5.375% due 02/01/2021		5,000	5,698
Health Care REIT, Inc.
2.250% due 03/15/2018		11,500	11,500
3.750% due 03/15/2023		5,000	5,014
Hospitality Properties Trust
5.000% due 08/15/2022		5,400	5,718

5.625% due 03/15/2017		800	884
6.300% due 06/15/2016		2,015	2,223
6.700% due 01/15/2018		3,000	3,447
7.875% due 08/15/2014		2,000	2,136
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,680
4.750% due 01/19/2021		11,000	12,702
5.000% due 03/20/2023	GBP	5,302	9,221
HSBC Bank USA N.A.
4.875% due 08/24/2020		$8,490	9,468
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		11,430	11,437
HSBC Finance Corp.
0.590% due 01/15/2014		3,000	2,992
0.741% due 06/01/2016		900	875
6.676% due 01/15/2021		13,800	16,383
HSBC Holdings PLC
4.875% due 01/14/2022		27,500	31,942
5.100% due 04/05/2021		10,345	12,225
6.375% due 10/18/2022	GBP	14,400	26,107
6.800% due 06/01/2038		$1,000	1,280
7.350% due 11/27/2032		692	849
7.625% due 05/17/2032		3,225	4,187
Ineos Finance PLC
7.500% due 05/01/2020		900	947
8.375% due 02/15/2019		2,000	2,163
ING Bank NV
2.000% due 09/25/2015		10,000	10,080
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	13,942
6.750% due 09/01/2016		15,700	17,702
7.125% due 09/01/2018		6,460	7,526
Intesa Sanpaolo SpA
2.712% due 02/24/2014		15,030	15,017
3.625% due 08/12/2015		13,000	13,015
6.500% due 02/24/2021		13,500	14,235
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		22,000	22,577
5.500% due 08/06/2022		200	211
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	500	661
3.150% due 07/05/2016		$1,800	1,908
3.450% due 03/01/2016		3,600	3,825
4.250% due 10/15/2020		34,200	38,063
4.625% due 05/10/2021		7,150	8,159
4.950% due 03/25/2020		30,000	34,821
6.000% due 01/15/2018		17,800	21,326
6.300% due 04/23/2019		25,200	31,109
7.900% due 04/30/2018 (c)		46,273	52,616
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		8,750	8,514
0.871% due 05/31/2017	EUR	24,050	30,870
6.000% due 07/05/2017		$19,160	22,483
6.000% due 10/01/2017		5,650	6,693
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,468
Korea Development Bank
3.000% due 09/14/2022		15,300	15,261
3.500% due 08/22/2017		4,800	5,146
3.875% due 05/04/2017		22,700	24,590
8.000% due 01/23/2014		500	537
Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,216
Korea Finance Corp.
2.250% due 08/07/2017		20,500	20,798
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,776
LBG Capital PLC
7.375% due 03/12/2020	EUR	171	231
7.588% due 05/12/2020	GBP	5,062	8,655
7.625% due 12/09/2019		1,300	2,223
7.625% due 10/14/2020	EUR	2,800	3,848
7.867% due 12/17/2019	GBP	3,100	5,313
7.869% due 08/25/2020		21,416	37,172
7.875% due 11/01/2020		$14,090	15,299
8.000% due 06/15/2020 (c)		5,000	5,213
9.125% due 07/15/2020	GBP	1,300	2,274
9.334% due 02/07/2020		1,334	2,399
15.000% due 12/21/2019	EUR	1,800	3,361
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,121
Lehman Brothers Holdings, Inc.
1.000% due 03/13/2014 ^		300	71
1.000% due 05/02/2018 ^		3,403	825
Lloyds TSB Bank PLC
6.500% due 03/24/2020	EUR	1,000	1,512

7.625% due 04/22/2025	GBP	1,200	2,263
12.000% due 12/16/2024		$5,100	5,909
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,699
Masonite International Corp.
8.250% due 04/15/2021		10,100	10,857
MCE Finance Ltd.
10.250% due 05/15/2018		15,838	18,095
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	1,800	2,353
0.655% due 07/22/2014		1,000	1,308
6.150% due 04/25/2013		$2,300	2,337
6.400% due 08/28/2017		15,900	18,685
6.500% due 07/15/2018		23,671	27,618
6.875% due 04/25/2018		72,075	86,950
6.875% due 11/15/2018		4,600	5,636
7.750% due 04/30/2018	GBP	13,000	25,752
MetLife Institutional Funding
1.206% due 04/04/2014		$4,400	4,439
Morgan Stanley
0.610% due 04/13/2016	EUR	27,600	34,681
0.775% due 10/18/2016		$13,300	12,655
0.820% due 10/15/2015		2,000	1,939
5.375% due 10/15/2015		250	272
5.500% due 01/26/2020		18,900	21,216
5.500% due 07/24/2020		15,445	17,388
5.625% due 09/23/2019		21,056	23,829
5.750% due 01/25/2021		9,300	10,629
5.950% due 12/28/2017		6,600	7,479
6.000% due 04/28/2015		500	545
6.625% due 04/01/2018		24,650	29,074
7.300% due 05/13/2019		40,400	49,123
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (c)	GBP	710	1,266
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	29,775
National City Bank
0.681% due 06/07/2017		2,600	2,543
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	13,498
Nile Finance Ltd.
5.250% due 08/05/2015		300	301
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,600	9,092
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,179
Pacific Life Global Funding
5.150% due 04/15/2013		500	507
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	13,714
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	4,500	6,163
Piper Jaffray Cos.
4.811% due 11/30/2015		$11,800	11,789
PNC Preferred Funding Trust
8.700% due 03/15/2013 (c)		8,600	8,695
Preferred Term Securities Ltd.
0.858% due 03/24/2034		75	56
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	13,426
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	507
ProLogis LP
4.000% due 01/15/2018		2,000	2,127
6.625% due 12/01/2019		3,000	3,577
Provident Funding Associates LP
10.250% due 04/15/2017		500	554
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	947
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	8,397
QNB Finance Ltd.
3.125% due 11/16/2015		500	517
Rabobank Group
3.950% due 11/09/2022		825	846
6.875% due 03/19/2020	EUR	10,000	14,741
11.000% due 06/30/2019 (c)		$11,555	15,715
RBS Capital Trust
2.285% due 03/30/2013 (c)	EUR	325	300
Regions Financial Corp.
7.750% due 11/10/2014		$11,200	12,447
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		20,900	19,959
7.648% due 09/30/2031 (c)		12,299	12,545
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		10,000	10,775

6.299% due 05/15/2017		7,945	8,819
Santander Holdings USA, Inc.
3.000% due 09/24/2015		3,000	3,057
Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	4,200	4,721
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$5,900	5,911
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		7,000	7,587
5.400% due 03/24/2017		17,600	19,283
5.499% due 07/07/2015		11,550	12,543
5.717% due 06/16/2021		350	393
6.125% due 02/07/2022		200	229
Scotland International Finance BV
4.250% due 05/23/2013		4,000	4,030
SL Green Realty Corp.
4.500% due 12/01/2022		11,450	11,508
5.000% due 08/15/2018		6,000	6,521
SLM Corp.
0.615% due 01/27/2014		4,325	4,286
4.625% due 09/25/2017		9,300	9,528
5.000% due 10/01/2013		5,000	5,144
5.000% due 06/15/2018		4,705	4,743
5.375% due 01/15/2013		3,000	3,007
5.375% due 05/15/2014		1,600	1,679
5.625% due 08/01/2033		5,500	5,129
6.000% due 01/25/2017		6,500	7,069
6.250% due 01/25/2016		33,350	36,435
8.000% due 03/25/2020		15,850	18,188
8.450% due 06/15/2018		8,740	10,269
8.780% due 09/15/2016	MXN	60,000	4,500
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		$1,500	1,928
Springleaf Finance Corp.
5.850% due 06/01/2013		100	102
SSIF Nevada LP
1.040% due 04/14/2014		7,000	7,041
Stone Street Trust
5.902% due 12/15/2015		3,100	3,396
UBS AG
5.750% due 04/25/2018		100	119
5.875% due 12/20/2017		700	834
7.750% due 09/01/2026		12,000	15,608
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	4,049
Wachovia Corp.
0.578% due 06/15/2017		11,000	10,753
0.653% due 10/28/2015		10,400	10,250
0.710% due 10/15/2016		1,400	1,376
Washington Real Estate Investment Trust
3.950% due 10/15/2022		4,100	4,193
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		2,000	2,305
Wells Fargo Bank N.A.
0.520% due 05/16/2016		3,800	3,722
5.950% due 08/26/2036		300	379
Wells Operating Partnership LP
5.875% due 04/01/2018		6,700	6,971
Weyerhaeuser Co.
6.875% due 12/15/2033		3,564	4,260
7.375% due 10/01/2019		22,265	27,535
7.375% due 03/15/2032		12,225	15,415
7.950% due 03/15/2025		7,779	9,826
8.500% due 01/15/2025		13,393	17,831

			3,072,577

INDUSTRIALS 21.1%
ABB Finance USA, Inc.
1.625% due 05/08/2017		7,220	7,319
AbbVie, Inc.
1.200% due 11/06/2015		10,900	10,980
2.000% due 11/06/2018		9,600	9,733
2.900% due 11/06/2022		15,900	16,207
ADT Corp.
3.500% due 07/15/2022		7,000	6,814
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		5,400	5,724
Agrokor DD
8.875% due 02/01/2020		6,500	7,093
ALROSA Finance S.A.
7.750% due 11/03/2020		8,650	10,077
Altria Group, Inc.
9.250% due 08/06/2019		6,357	8,849
9.950% due 11/10/2038		10,000	16,487

Amazon.com, Inc.
2.500% due 11/29/2022	9,000	8,879
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,173	3,336
7.000% due 07/31/2019	3,847	3,982
8.625% due 04/15/2023	24,819	25,750
10.375% due 01/02/2021	22,587	23,942
American Airlines, Inc.
7.500% due 03/15/2016 ^	11,000	11,907
American Tower Corp.
4.500% due 01/15/2018	6,000	6,582
7.000% due 10/15/2017	10,000	11,967
Amgen, Inc.
3.875% due 11/15/2021	17,500	19,234
4.100% due 06/15/2021	5,758	6,384
4.850% due 11/18/2014	3,845	4,140
5.700% due 02/01/2019	5,128	6,204
6.150% due 06/01/2018	3,000	3,648
Anadarko Petroleum Corp.
6.450% due 09/15/2036	3,740	4,689
7.950% due 06/15/2039	4,600	6,651
8.700% due 03/15/2019	13,023	17,584
Anglo American Capital PLC
2.625% due 04/03/2017	6,950	7,082
2.625% due 09/27/2017	1,450	1,481
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	7,650	7,760
Arch Coal, Inc.
9.875% due 06/15/2019	4,125	4,311
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	19,098
Aviation Capital Group Corp.
7.125% due 10/15/2020	16,150	17,034
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	17,776	18,843
Baidu, Inc.
2.250% due 11/28/2017	3,000	3,025
BAT International Finance PLC
1.400% due 06/05/2015	1,465	1,487
Boston Scientific Corp.
4.500% due 01/15/2015	698	742
BP AMI Leasing, Inc.
5.523% due 05/08/2019	200	239
Braskem Finance Ltd.
5.750% due 04/15/2021	1,300	1,375
7.000% due 05/07/2020	4,000	4,530
7.250% due 06/05/2018	900	1,037
7.375% due 10/04/2015 (c)	2,000	2,100
BRF Brasil Foods S.A.
5.875% due 06/06/2022	10,800	11,934
British Sky Broadcasting Group PLC
6.100% due 02/15/2018	2,000	2,392
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	4,975	5,208
Building Materials Corp. of America
6.750% due 05/01/2021	21,384	23,683
7.500% due 03/15/2020	225	249
Canadian National Railway Co.
4.400% due 03/15/2013	80	81
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	15,875	20,241
Cemex Finance LLC
9.500% due 12/14/2016	21,300	23,270
Cemex S.A.B. de C.V.
9.500% due 06/15/2018	650	730
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	147
China Resources Gas Group Ltd.
4.500% due 04/05/2022	18,000	19,815
Cielo S.A.
3.750% due 11/16/2022	7,000	6,926
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	6,750	7,037
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018	1,000	1,007
4.800% due 10/01/2020	8,206	8,161
4.875% due 04/01/2021 (g)	3,830	3,807
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,000	1,064
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	571
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	45
Comcast Corp.
4.650% due 07/15/2042	47,400	50,012

CONSOL Energy, Inc.
8.250% due 04/01/2020	500	544
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	2,105
4.750% due 07/12/2022	2,863	3,114
7.250% due 05/10/2021	20,845	24,076
9.000% due 01/08/2018	5,929	6,863
Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	11,025
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022	11,600	12,383
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	3,900	3,949
COX Communications, Inc.
3.250% due 12/15/2022	4,150	4,284
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	6,040
5.495% due 01/15/2037	17,700	20,206
6.113% due 01/15/2040	13,620	16,416
CSN Islands Corp.
6.875% due 09/21/2019	7,600	8,550
CSN Resources S.A.
6.500% due 07/21/2020	1,400	1,526
CVS Pass-Through Trust
6.943% due 01/10/2030	6,166	7,782
7.507% due 01/10/2032	18,399	24,322
DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,149
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021	4,000	4,280
4.950% due 11/23/2020	2,173	2,369
6.200% due 01/02/2020	1,534	1,729
6.718% due 07/02/2024	1,300	1,426
7.750% due 06/17/2021	10,200	11,679
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019	4,500	4,882
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	5,000	5,131
5.875% due 08/20/2013	5,375	5,552
DISH DBS Corp.
7.875% due 09/01/2019	4,200	4,998
Dolphin Energy Ltd.
5.500% due 12/15/2021	200	234
Dow Chemical Co.
8.550% due 05/15/2019	550	743
DP World Ltd.
6.850% due 07/02/2037	5,000	5,881
DP World Sukuk Ltd.
6.250% due 07/02/2017	2,500	2,816
Dr. Pepper Snapple Group, Inc.
2.000% due 01/15/2020	1,150	1,147
El Paso Natural Gas Co.
8.375% due 06/15/2032	2,070	2,945
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021	4,960	5,640
Energy Transfer Equity LP
7.500% due 10/15/2020	6,500	7,540
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	10,064
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	66,582	76,807
EuroChem Mineral & Chemical Co.
5.125% due 12/12/2017	10,725	10,828
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	30,100	38,720
FMC Technologies, Inc.
3.450% due 10/01/2022	1,910	1,951
Freeport-McMoRan Corp.
9.500% due 06/01/2031	200	281
General Electric Co.
5.250% due 12/06/2017	8,570	10,113
Georgia-Pacific LLC
7.250% due 06/01/2028	820	1,074
7.375% due 12/01/2025	2,450	3,342
7.750% due 11/15/2029	12,915	17,673
8.000% due 01/15/2024	1,500	2,099
8.875% due 05/15/2031	10,000	15,004
Grupo Posadas S.A.B. de C.V.
7.875% due 11/30/2017	3,000	3,165
GTL Trade Finance, Inc.
7.250% due 10/20/2017	11,500	13,340
Harvest Operations Corp.
6.875% due 10/01/2017	4,900	5,463
HCA Holdings, Inc.
6.250% due 02/15/2021	3,000	3,083

HCA, Inc.
4.750% due 05/01/2023		3,000	3,060
6.500% due 02/15/2020		2,000	2,255
8.500% due 04/15/2019		500	560
HD Supply, Inc.
8.125% due 04/15/2019		26,085	29,802
Heathrow Funding Ltd.
2.500% due 06/25/2017		13,400	13,848
HeidelbergCement Finance Luxembourg S.A.
9.500% due 12/15/2018	EUR	10,650	18,095
Heineken NV
2.750% due 04/01/2023		$4,100	4,030
Highmark, Inc.
4.750% due 05/15/2021		600	605
Huntsman International LLC
4.875% due 11/15/2020		7,100	7,215
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,996
Kern River Funding Corp.
4.893% due 04/30/2018		38	42
Kerr-McGee Corp.
6.950% due 07/01/2024		4,800	6,087
7.875% due 09/15/2031		3,500	4,652
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,200	6,396
9.000% due 02/01/2019		5,380	7,255
Kraft Foods Group, Inc.
2.250% due 06/05/2017		2,670	2,764
3.500% due 06/06/2022		14,930	15,950
6.500% due 02/09/2040		2,600	3,420
Limited Brands, Inc.
5.250% due 11/01/2014		899	948
Lukoil International Finance BV
7.250% due 11/05/2019		13,000	15,957
LVMH Moet Hennessy Louis Vuitton S.A.
1.625% due 06/29/2017		10,600	10,783
LyondellBasell Industries NV
5.000% due 04/15/2019		31,600	35,076
Masco Corp.
7.750% due 08/01/2029		5,450	6,065
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	24,679
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		19,500	20,816
Mondelez International, Inc.
4.125% due 02/09/2016		1,649	1,797
Mongolian Mining Corp.
8.875% due 03/29/2017		21,185	22,774
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		1,900	1,946
Nakilat, Inc.
6.067% due 12/31/2033		5,000	6,100
New Gold, Inc.
6.250% due 11/15/2022		8,500	8,840
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		8,500	8,750
Nokia OYJ
5.375% due 05/15/2019		2,550	2,442
Northwest Airlines Pass-Through Trust
1.062% due 11/20/2015		567	564
Northwest Pipeline GP
6.050% due 06/15/2018		30	37
NVR, Inc.
3.950% due 09/15/2022		4,000	4,149
OGX Austria GmbH
8.375% due 04/01/2022		20,975	17,567
8.500% due 06/01/2018		25,200	22,806
ONEOK Partners LP
2.000% due 10/01/2017		1,023	1,032
3.375% due 10/01/2022		22,270	22,715
8.625% due 03/01/2019		2,000	2,657
Owens Corning
4.200% due 12/15/2022		11,850	12,062
Pacific Drilling Ltd.
7.250% due 12/01/2017		400	417
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		2,200	2,224
3.375% due 03/15/2018		10,000	10,098
3.750% due 05/11/2017		7,000	7,330
Petrobras International Finance Co.
5.375% due 01/27/2021		2,500	2,824
5.750% due 01/20/2020		4,910	5,609
6.875% due 01/20/2040		5,600	7,151
PHH Corp.
7.375% due 09/01/2019		1,000	1,115
9.250% due 03/01/2016		3,000	3,517

Pioneer Natural Resources Co.
3.950% due 07/15/2022		12,150	12,743
6.650% due 03/15/2017		7,051	8,313
6.875% due 05/01/2018		23,485	28,594
7.200% due 01/15/2028		4,297	5,479
7.500% due 01/15/2020		12,078	15,313
Pride International, Inc.
8.500% due 06/15/2019		39,560	52,221
QVC, Inc.
5.125% due 07/02/2022		1,344	1,410
Renault S.A.
4.625% due 09/18/2017	EUR	4,100	5,644
Repsol International Finance BV
4.250% due 02/12/2016		5,400	7,604
4.875% due 02/19/2019		500	726
Reynolds American, Inc.
7.750% due 06/01/2018		$300	385
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,350	7,607
6.875% due 02/15/2021		1,100	1,191
7.125% due 04/15/2019		16,100	17,388
7.875% due 08/15/2019		400	447
8.250% due 02/15/2021		17,000	17,340
Rock-Tenn Co.
4.450% due 03/01/2019		3,085	3,330
4.900% due 03/01/2022		8,920	9,649
Rockies Express Pipeline LLC
3.900% due 04/15/2015		12,840	12,840
5.625% due 04/15/2020		17,500	17,281
6.250% due 07/15/2013		38,745	39,810
6.850% due 07/15/2018		29,970	31,468
Roofing Supply Group LLC
10.000% due 06/01/2020		4,000	4,500
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,023
SandRidge Energy, Inc.
7.500% due 03/15/2021		4,500	4,837
8.125% due 10/15/2022		16,460	18,106
SBA Tower Trust
5.101% due 04/15/2042		10,000	11,336
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		4,000	4,400
9.750% due 07/29/2013		1,100	1,152
Southwestern Energy Co.
4.100% due 03/15/2022		33,300	35,850
7.500% due 02/01/2018		3,632	4,454
Statoil ASA
1.200% due 01/17/2018		1,425	1,426
Studio City Finance Ltd.
8.500% due 12/01/2020		9,100	9,561
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,930
5.125% due 02/22/2021		13,300	14,803
Symantec Corp.
2.750% due 06/15/2017		3,300	3,396
3.950% due 06/15/2022		10,000	10,158
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		3,000	3,090
3.992% due 02/16/2016		2,000	2,086
4.674% due 02/07/2014	EUR	7,850	10,714
4.949% due 01/15/2015		$6,000	6,300
4.967% due 02/03/2016	EUR	9,000	12,840
5.431% due 02/03/2014		3,800	5,225
6.221% due 07/03/2017		$19,500	21,742
6.421% due 06/20/2016		17,025	18,881
Tesoro Logistics LP
5.875% due 10/01/2020		6,000	6,255
Texas Eastern Transmission LP
2.800% due 10/15/2022		5,300	5,307
Time Warner Cable, Inc.
8.250% due 04/01/2019		5,900	7,856
8.750% due 02/14/2019		2,750	3,712
Transocean, Inc.
7.375% due 04/15/2018		6,500	7,740
U.S. Airways Pass-Through Trust
6.750% due 12/03/2022		6,200	6,355
7.125% due 04/22/2025		3,397	3,821
8.000% due 04/01/2021		2,700	2,882
UAL Pass-Through Trust
9.750% due 07/15/2018		1,196	1,384
10.125% due 03/22/2015 ^		50	32
10.400% due 05/01/2018		22,980	26,454
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019		1,000	1,105
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		12,700	12,129

USG Corp.
6.300% due 11/15/2016		2,500	2,600
8.375% due 10/15/2018		800	892
9.750% due 01/15/2018		1,054	1,199
Vale Overseas Ltd.
6.250% due 01/23/2017		600	693
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,716
Vivendi S.A.
6.625% due 04/04/2018		750	882
Volkswagen International Finance NV
0.912% due 11/20/2014		15,250	15,251
1.600% due 11/20/2017		13,200	13,188
Walter Energy, Inc.
9.875% due 12/15/2020		7,250	8,120
Watson Pharmaceuticals, Inc.
3.250% due 10/01/2022		800	817
WellPoint, Inc.
3.300% due 01/15/2023		3,000	3,081
Wesfarmers Ltd.
6.998% due 04/10/2013		14,900	15,148
Western Gas Partners LP
4.000% due 07/01/2022		16,550	17,453
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,384
Wynn Las Vegas LLC
5.375% due 03/15/2022		47,598	50,811
Xstrata Finance Canada Ltd.
1.800% due 10/23/2015		3,300	3,320
2.450% due 10/25/2017		13,100	13,237
4.000% due 10/25/2022		5,000	5,059

			2,160,374

UTILITIES 7.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		10,100	10,582
7.700% due 08/07/2013		420	438
8.700% due 08/07/2018		37,550	48,777
Ameren Illinois Co.
9.750% due 11/15/2018		488	678
British Telecommunications PLC
1.434% due 12/20/2013		1,500	1,513
Bruce Mansfield Unit
6.850% due 06/01/2034		3,792	3,952
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)	BRL	250	184
CMS Energy Corp.
6.550% due 07/17/2017		$3,810	4,510
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		6,750	6,750
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,513
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,500	3,929
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		9,250	9,897
10.000% due 12/01/2020		60,820	68,879
Entergy Corp.
5.125% due 09/15/2020		9,900	10,744
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,835
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		7,500	8,590
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	15,034
7.288% due 08/16/2037		2,000	2,615
8.125% due 07/31/2014		14,200	15,491
8.146% due 04/11/2018		1,200	1,486
8.625% due 04/28/2034		3,100	4,477
9.250% due 04/23/2019		22,200	29,498
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,414
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		500	526
7.250% due 04/01/2016		1,000	1,123
MarkWest Energy Partners LP
5.500% due 02/15/2023		7,275	7,930
6.250% due 06/15/2022		16,597	18,340
6.500% due 08/15/2021		5,480	6,014
6.750% due 11/01/2020		1,000	1,103
Midwest Generation LLC
8.560% due 01/02/2016 ^(e)		594	576
NGPL PipeCo LLC
7.119% due 12/15/2017		75,510	82,683

9.625% due 06/01/2019		4,702	5,431
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		14,800	14,929
6.604% due 02/03/2021		20,200	23,785
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		10,070	11,354
Pennsylvania Electric Co.
5.200% due 04/01/2020		10,000	11,539
Plains All American Pipeline LP
2.850% due 01/31/2023		17,000	16,859
3.650% due 06/01/2022		10,000	10,596
5.000% due 02/01/2021		2,500	2,898
6.500% due 05/01/2018		5,000	6,177
6.650% due 01/15/2037		1,000	1,311
8.750% due 05/01/2019		3,000	4,084
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	174
Puget Energy, Inc.
5.625% due 07/15/2022		250	270
6.500% due 12/15/2020		9,500	10,721
Qtel International Finance Ltd.
4.750% due 02/16/2021		8,500	9,626
Qwest Corp.
3.558% due 06/15/2013		100	101
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		399	450
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		8,000	8,140
4.199% due 03/06/2022		4,050	4,131
Sprint Nextel Corp.
6.000% due 11/15/2022		18,620	19,225
Talent Yield Investments Ltd.
4.500% due 04/25/2022		1,100	1,202
Targa Resources Partners LP
5.250% due 05/01/2023		32,139	33,425
6.375% due 08/01/2022		7,500	8,212
6.875% due 02/01/2021		1,900	2,090
Telecom Italia Capital S.A.
5.250% due 11/15/2013		4,300	4,429
6.175% due 06/18/2014		12,800	13,523
Telefonos de Mexico S.A.B. de C.V.
5.500% due 11/15/2019		3,000	3,549
Telstra Corp. Ltd.
4.800% due 10/12/2021		13,800	16,115
TNK-BP Finance S.A.
6.625% due 03/20/2017		450	514
7.250% due 02/02/2020		7,500	9,131
7.500% due 07/18/2016		25,000	29,062
7.875% due 03/13/2018		39,200	47,781
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	16,100	21,608

			733,523

Total Corporate Bonds & Notes (Cost $5,530,210)			5,966,474

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		$7,200	10,021
7.550% due 04/01/2039		1,300	1,876
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,166
5.450% due 04/01/2015		14,000	15,410
5.950% due 04/01/2016		5,000	5,625
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		3,600	3,609

			39,707

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	9,331

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		3,000	3,006

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		10,000	13,228

OHIO 0.0%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034		2,500	2,926

TEXAS 0.5%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039		10,000	11,829
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		18,000	21,825
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		10,000	12,169

			45,823

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		2,000	2,353

Total Municipal Bonds & Notes (Cost $97,244)			116,374

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
3.500% due 01/01/2043		71,000	75,718
4.000% due 06/01/2029 - 02/01/2043		643,014	689,686

Total U.S. Government Agencies (Cost $752,813)			765,404

U.S. TREASURY OBLIGATIONS 20.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (i)(j)		180,200	173,386
3.000% due 05/15/2042 (i)(j)		99,550	101,059
3.125% due 02/15/2042		95,880	99,910
3.500% due 02/15/2039		20,900	23,545
4.250% due 11/15/2040		11,400	14,510
4.375% due 05/15/2040		65,250	84,662
4.375% due 05/15/2041		28,000	36,365
4.750% due 02/15/2041 (i)(j)		218,150	299,752
5.500% due 08/15/2028 (i)(j)		81,600	115,120
U.S. Treasury Notes
0.625% due 11/30/2017 (k)		2,605	2,596
1.000% due 08/31/2016 (k)		17,300	17,628
1.625% due 08/15/2022		40,000	39,700
1.625% due 11/15/2022 (g)		82,600	81,606
1.750% due 05/15/2022		17,250	17,382
2.000% due 11/15/2021		96,100	99,651
2.000% due 02/15/2022 (j)(k)		567,600	586,446
2.125% due 08/15/2021		122,600	128,788
3.125% due 05/15/2021		125,400	142,074

Total U.S. Treasury Obligations (Cost $1,948,271)			2,064,180

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
5.063% due 01/25/2036		2,264	2,142
American Home Mortgage Assets LLC
0.330% due 10/25/2046		5,933	4,004
0.865% due 02/25/2047		8,269	4,849
American Home Mortgage Investment Trust
2.277% due 11/25/2045 ^		2,270	1,786
Arran Residential Mortgages Funding PLC
1.391% due 11/19/2047	EUR	1,359	1,802
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$110	129
5.729% due 02/10/2051		1,000	1,185
Banc of America Funding Corp.
0.401% due 10/20/2036		5,482	3,607
0.491% due 06/20/2047		2,000	1,159
0.610% due 05/25/2037		1,573	1,010
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		35,063	35,084
BCAP LLC Trust
0.420% due 04/25/2037		2,300	1,892
5.675% due 07/26/2035		2,141	2,148
Bear Stearns Adjustable Rate Mortgage Trust
2.662% due 10/25/2035		204	208
2.975% due 08/25/2035		660	565
Bear Stearns Alt-A Trust
0.530% due 08/25/2036		1,840	906
2.942% due 03/25/2036 ^		673	413
5.148% due 11/25/2034		207	200
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	13,381	15,719

Chase Mortgage Finance Corp.
5.500% due 07/25/2037		$10,801	10,076
Chaseflex Trust
0.550% due 08/25/2037		1,603	969
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,495
5.702% due 12/10/2049		91	108
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		183	177
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	230
5.886% due 11/15/2044		100	118
Countrywide Alternative Loan Trust
0.370% due 12/25/2046 ^		1,912	1,487
0.380% due 11/25/2036		1,394	976
0.380% due 05/25/2047		17,296	12,313
0.400% due 08/25/2046		12,086	7,777
0.400% due 09/25/2046		9,378	6,468
0.401% due 09/20/2046		10,630	6,061
0.421% due 03/20/2046		2,425	1,610
0.421% due 09/20/2046		8,128	3,999
0.500% due 05/25/2036		28,086	14,085
0.560% due 05/25/2037 ^		2,501	1,447
1.010% due 12/25/2035		2,261	1,610
1.012% due 08/25/2046		5,597	3,753
6.000% due 08/25/2036 ^		1,774	1,461
6.000% due 01/25/2037 ^		99	81
6.000% due 08/25/2037		2,682	1,812
Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 04/20/2035		72	73
5.500% due 03/25/2035		2,500	2,571
5.750% due 07/25/2037		23,917	22,915
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	349
Deutsche ALT-A Securities, Inc.
0.350% due 08/25/2037		21,654	16,057
0.410% due 02/25/2047		3,917	2,833
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		3,061	2,590
First Horizon Mortgage Pass-Through Trust
2.425% due 11/25/2037		2,933	2,417
GS Mortgage Securities Corp.
5.560% due 11/10/2039		2,500	2,891
GSMPS Mortgage Loan Trust
0.560% due 03/25/2035		1,409	1,186
Harborview Mortgage Loan Trust
0.400% due 09/19/2037		6,424	4,607
0.460% due 01/19/2036		5,860	3,818
1.015% due 12/19/2036		5,344	3,700
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	18,100	24,146
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		$729	746
Indymac Index Mortgage Loan Trust
0.450% due 06/25/2037		3,554	2,901
JPMorgan Alternative Loan Trust
0.320% due 09/25/2036		2,796	2,012
6.310% due 08/25/2036		3,000	2,114
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		500	577
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	233
Lehman Mortgage Trust
6.000% due 07/25/2037		1,865	1,588
Luminent Mortgage Trust
0.450% due 04/25/2036		4,003	2,358
MASTR Asset Securitization Trust
6.000% due 10/25/2036		381	380
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		136	127
1.760% due 10/25/2035		171	169
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		399	349
2.545% due 05/25/2033		32	33
3.195% due 05/25/2033		21	22
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,281
5.700% due 09/12/2049		100	118
Morgan Stanley Capital Trust
5.569% due 12/15/2044		1,000	1,135
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		2,520	1,750
6.310% due 07/25/2036 ^		7,210	5,007
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,534

Residential Accredit Loans, Inc. Trust
0.390% due 05/25/2036		4,259	2,900
0.390% due 09/25/2036		1,880	1,228
0.400% due 08/25/2036		3,865	2,715
0.400% due 09/25/2036		3,572	2,335
0.965% due 09/25/2046 ^		2,079	1,041
3.316% due 07/25/2035		1,105	964
3.820% due 12/25/2035		7,653	5,450
3.879% due 09/25/2035		1,079	830
3.928% due 01/25/2036 ^		4,727	3,489
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037		1,302	1,226
Sequoia Mortgage Trust
0.411% due 05/20/2035		435	385
1.086% due 05/20/2034		2,677	2,534
Structured Adjustable Rate Mortgage Loan Trust
0.510% due 08/25/2036		4,161	2,883
2.858% due 03/25/2034		69	70
2.932% due 02/25/2036		3,973	3,101
5.293% due 07/25/2035		5,575	5,087
5.324% due 05/25/2036		6,679	5,544
5.458% due 07/25/2036		3,590	2,385
Structured Asset Mortgage Investments, Inc.
0.330% due 08/25/2036		2,959	1,913
0.420% due 08/25/2036		1,972	1,290
Thornburg Mortgage Securities Trust
6.108% due 09/25/2037		202	207
Wachovia Mortgage Loan Trust LLC
3.032% due 10/20/2035		884	856
3.032% due 05/20/2036 ^		3,261	2,638
WaMu Mortgage Pass-Through Certificates
2.261% due 07/25/2047		3,120	2,253
2.472% due 10/25/2035		2,700	2,567
2.478% due 08/25/2035		1,293	1,199
2.536% due 12/25/2035		1,690	1,566
4.818% due 12/25/2036 ^		6,968	6,336
5.093% due 07/25/2037 ^		2,064	1,886
5.094% due 06/25/2037		4,101	3,555
5.147% due 05/25/2037		3,444	3,337
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		892	781
6.000% due 06/25/2037 ^		1,012	919
6.250% due 07/25/2037 ^		13,590	11,478
6.250% due 11/25/2037		2,537	2,403
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^		6,429	5,650
2.619% due 01/25/2035		186	186
4.569% due 12/25/2033		135	139
5.705% due 04/25/2037		4,026	3,697
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		2,000	2,049

Total Mortgage-Backed Securities (Cost $346,375)			375,580

ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp.
0.370% due 08/25/2036		2,000	726
0.410% due 12/25/2036		7,400	2,476
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		285	290
7.001% due 09/20/2022		22,300	21,805
Bear Stearns Asset-Backed Securities Trust
0.360% due 11/25/2036		4,250	2,898
0.370% due 08/25/2036		5,786	3,866
0.380% due 01/25/2037		3,155	1,271
0.450% due 06/25/2047		2,700	1,429
0.560% due 12/25/2035		1,024	639
0.560% due 04/25/2037		4,900	1,267
1.460% due 08/25/2037		2,491	1,752
Berica ABS SRL
0.485% due 12/30/2055	EUR	20,000	24,866
Citigroup Mortgage Loan Trust, Inc.
0.480% due 05/25/2037		$4,254	2,086
Countrywide Asset-Backed Certificates
0.350% due 07/25/2037		6,300	3,797
0.360% due 01/25/2037		1,981	1,668
0.370% due 09/25/2046		22,093	15,795
0.380% due 05/25/2037		6,300	4,812
0.390% due 06/25/2047		2,000	1,472
0.450% due 03/25/2037		3,800	1,104
0.560% due 03/25/2036		31,000	19,531
5.689% due 10/25/2046		4,450	3,672
Credit-Based Asset Servicing and Securitization LLC
0.360% due 11/25/2036		2,374	1,145

Fremont Home Loan Trust
0.360% due 01/25/2037		2,628	1,223
Galaxy CLO Ltd.
0.569% due 04/17/2017		314	312
GSAA Trust
5.474% due 03/25/2036		5,270	3,682
5.995% due 03/25/2046 ^		3,437	2,658
HSI Asset Securitization Corp. Trust
0.390% due 04/25/2037		5,800	2,903
JPMorgan Mortgage Acquisition Corp.
0.400% due 03/25/2047		3,770	1,878
Lehman XS Trust
0.390% due 06/25/2036		2,138	1,344
0.410% due 08/25/2046		4,900	3,453
0.440% due 04/25/2046		8,123	5,033
Madison Park Funding Ltd.
0.580% due 05/10/2019		1,198	1,188
Magi Funding PLC
0.671% due 04/11/2021	EUR	6,048	7,771
MASTR Asset-Backed Securities Trust
0.450% due 03/25/2036		$4,500	2,118
Merrill Lynch Mortgage Investors, Inc.
0.280% due 04/25/2047		2,874	1,614
0.320% due 03/25/2037		3,684	2,449
0.380% due 07/25/2037		2,100	909
0.390% due 03/25/2037		6,789	3,275
0.470% due 03/25/2037		16,900	8,268
Morgan Stanley ABS Capital
0.350% due 10/25/2036		1,830	911
0.360% due 12/25/2036		1,460	702
0.430% due 10/25/2036		2,000	991
0.460% due 08/25/2036		10,600	4,636
0.460% due 03/25/2037		3,771	1,792
Morgan Stanley Home Equity Loan Trust
0.560% due 04/25/2037		2,000	1,058
Novastar Home Equity Loan
0.420% due 01/25/2037		7,395	2,902
0.460% due 10/25/2036		2,200	909
Option One Mortgage Loan Trust
0.350% due 01/25/2037		7,700	3,814
Residential Asset Mortgage Products Trust
0.510% due 03/25/2036		3,000	1,838
Residential Asset Securities Corp. Trust
0.370% due 06/25/2036		892	800
0.460% due 08/25/2036		3,900	2,350
Securitized Asset-Backed Receivables LLC
0.460% due 03/25/2036		2,001	1,087
SLM Student Loan Trust
1.815% due 04/25/2023		13,294	13,870
Specialty Underwriting & Residential Finance
0.360% due 06/25/2037		1,193	713
0.510% due 12/25/2036		8,100	4,853
Structured Asset Investment Loan Trust
0.360% due 09/25/2036		2,411	1,626
2.160% due 01/25/2035		999	9
Structured Asset Securities Corp.
0.380% due 12/25/2036		3,000	1,938

Total Asset-Backed Securities (Cost $195,671)			215,244

SOVEREIGN ISSUES 4.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,821	5,428
Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/2016	EUR	88,200	124,587
4.750% due 05/01/2017		15,200	21,429
4.750% due 06/01/2017		123,600	173,848
Spain Government International Bond
3.400% due 04/30/2014		8,550	11,423
3.750% due 10/31/2015		7,000	9,311
4.250% due 10/31/2016		103,800	139,498
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,900	2,085

6.902% due 07/09/2020	1,100	1,345

Total Sovereign Issues (Cost $474,056)		488,954

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)	84,000	4,804
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	15,500	18,987

		23,791

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014	53,150	2,856

Total Convertible Preferred Securities (Cost $17,178)		26,647

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040	48,000	1,339
Farm Credit Bank
10.000% due 12/15/2020 (c)	13,000	16,230
SLM Corp. CPI Linked Security
3.991% due 03/15/2017	21,400	503

		18,072

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (c)	25,000	2,597

Total Preferred Securities (Cost $17,299)		20,669

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.6%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bradesco S.A.
1.955% due 01/24/2013	$8,700	8,705
Banco do Brasil S.A.
0.000% due 03/26/2013	7,000	6,995
2.556% due 02/14/2014	25,000	24,992
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	15,000	14,952
0.000% due 10/31/2013	25,000	24,704
0.000% due 11/08/2013	17,500	17,414

		97,762

COMMERCIAL PAPER 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	31,800	31,296
Santander S.A.
2.750% due 07/02/2013	10,000	9,919
3.100% due 10/01/2013	10,000	9,853

		51,068

REPURCHASE AGREEMENTS 0.9%
Banc of America Securities LLC
0.140% due 01/04/2013	10,900	10,900
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.750% due 08/15/2013 valued at $11,148. Repurchase proceeds are $10,901)
0.230% due 01/02/2013	3,400	3,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $3,467. Repurchase proceeds are $3,400)

JPMorgan Securities, Inc.
0.250% due 01/02/2013	82,100	82,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $83,940. Repurchase proceeds are $82,101.)

		96,400

U.S. TREASURY BILLS 0.0%
0.146% due 11/14/2013 - 12/12/2013 (a)(h)(k)	3,040	3,036

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 1.3%
PIMCO Short-Term Floating NAV Portfolio	13,208,752	132,180
PIMCO Short-Term Floating NAV Portfolio III	5,128	51

		132,231

Total Short-Term Instruments (Cost $379,837)		380,497

PURCHASED OPTIONS (m) 0.1%
(Cost $7,087)		7,073

Total Investments 105.1% (Cost $10,118,046)		$10,783,662
Written Options (n) (0.2%) (Premiums $25,755)		(24,530)
Other Assets and Liabilities (Net) (4.9%)		(502,677)

Net Assets 100.0%		$10,256,455

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $14,144 at a weighted average interest rate of (0.651%).

(g)	Securities with an aggregate market value of $85,413 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	12/24/2012	12/21/2014	$3,734	$(3,602)
JPS	(0.100%)	12/31/2012	01/02/2013	82,187	(82,187)

					$(85,789)

(h)	Securities with an aggregate market value of $90 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $4,786 and cash of $7 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	1,220	$1,788
90-Day Euribor June Futures	Long	06/2015	1,220	2,046
90-Day Euribor March Futures	Long	03/2015	1,220	1,927
90-Day Euribor September Futures	Long	09/2014	1,220	6,175
90-Day Eurodollar December Futures	Long	12/2015	6	6
U.S. Treasury 10-Year Note March Futures	Long	03/2013	877	(234)

				$11,708

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $51,866 and cash of $15 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	$191,417	$(3,429)	$(10,634)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	194,000	(1,080)	(1,941)

					$(4,509)	$(12,575)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%		06/20/2016	$156,700	$1,797	$1,551
CDX.IG-19 5-Year Index	1.000%		12/20/2017	2,080,115	5,325	2,389

					$7,122	$3,940

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	944,000	$404	$(629)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		$248,900	(526)	(526)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	160,800	(2,573)	(4,992)

						$(2,695)	$(6,147)

(k)	Securities with an aggregate market value of $14,222 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(l)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BPS	(1.300%	)	12/20/2018	0.822%	$3,000	$(84)	$0	$(84)
American Electric Power Co., Inc.	BRC	(0.793%	)	06/20/2019	0.679%	36,000	(266)	0	(266)
American International Group, Inc.	GST	(5.000%	)	09/20/2018	1.359%	10,000	(1,977)	(927)	(1,050)
Black & Decker Corp.	BRC	(2.250%	)	06/20/2014	0.115%	4,000	(130)	0	(130)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.080%	5,000	(13)	0	(13)
International Lease Finance Corp.	CBK	(5.000%	)	06/20/2016	2.913%	12,500	(870)	(1,156)	286
International Lease Finance Corp.	GST	(5.000%	)	06/20/2016	2.913%	15,000	(1,043)	(1,239)	196
Limited Brands, Inc.	BPS	(1.000%	)	12/20/2014	0.824%	950	(4)	73	(77)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.569%	2,000	(42)	0	(42)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.118%	10,000	(28)	0	(28)
Ryder System, Inc.	CBK	(3.060%	)	03/20/2013	0.192%	3,000	(22)	0	(22)

							$(4,479)	$(3,249)	$(1,230)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	2.461%		$4,000	$369	$227	$142
AES Corp.	GST	5.000%	09/20/2016	2.461%		500	46	20	26
AES Corp.	MYC	5.000%	09/20/2016	2.461%		5,000	461	283	178
Alcoa, Inc.	CBK	1.000%	03/20/2016	1.847%		300	(8)	(11)	3
Alcoa, Inc.	DUB	1.000%	03/20/2016	1.847%		600	(16)	(16)	0
Alcoa, Inc.	GST	1.000%	03/20/2016	1.847%		1,700	(44)	(73)	29
Alcoa, Inc.	HUS	1.000%	03/20/2016	1.847%		3,100	(81)	(159)	78
Alcoa, Inc.	MYC	1.000%	03/20/2016	1.847%		2,100	(54)	(110)	56
Ally Financial, Inc.	GST	5.000%	06/20/2014	0.781%		15,000	957	675	282
Ally Financial, Inc.	GST	5.000%	09/20/2014	0.951%		10,000	713	653	60
Ally Financial, Inc.	JPM	5.000%	03/20/2017	2.178%		1,000	114	(45)	159
American Express Co.	JPM	2.750%	03/20/2014	0.188%		3,000	97	0	97
Anadarko Petroleum Corp.	BRC	1.000%	12/20/2017	1.473%		10,000	(220)	(242)	22
Anadarko Petroleum Corp.	BRC	1.000%	03/20/2019	1.684%		5,000	(195)	(378)	183
Anadarko Petroleum Corp.	CBK	1.000%	03/20/2017	1.305%		10,000	(120)	(245)	125
Anadarko Petroleum Corp.	GST	1.000%	12/20/2017	1.473%		10,000	(220)	(218)	(2)
Anadarko Petroleum Corp.	UAG	1.000%	03/20/2017	1.305%		10,000	(121)	(241)	120
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.403%	EUR	20,600	492	(220)	712
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.403%		$25,000	452	(150)	602
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.403%	EUR	3,700	88	(37)	125
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.403%		3,300	79	(41)	120
ArcelorMittal	BOA	1.000%	12/20/2015	2.650%		$1,700	(79)	(114)	35
ArcelorMittal	BRC	1.000%	12/20/2015	2.650%		7,000	(328)	(539)	211
ArcelorMittal	FBF	1.000%	12/20/2015	2.650%		14,500	(678)	(1,090)	412
ArcelorMittal	FBF	1.000%	03/20/2016	2.819%		5,100	(284)	(262)	(22)
ArcelorMittal	FBF	1.000%	03/20/2021	4.618%		2,500	(562)	(659)	97
ArcelorMittal	GST	1.000%	03/20/2016	2.819%		2,300	(128)	(105)	(23)
ArcelorMittal	HUS	1.000%	03/20/2016	2.819%		800	(44)	(35)	(9)
ArcelorMittal	JPM	1.000%	12/20/2015	2.650%		5,000	(234)	(334)	100
ArcelorMittal	JPM	1.000%	03/20/2016	2.819%		2,300	(128)	(90)	(38)
ArcelorMittal	MYC	1.000%	03/20/2016	2.819%		2,300	(128)	(141)	13
AT&T, Inc.	DUB	1.000%	09/20/2017	0.795%		18,000	176	85	91
AT&T, Inc.	FBF	1.000%	09/20/2017	0.795%		20,000	196	99	97
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.671%		25,000	191	(502)	693
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	1.168%		15,000	(115)	(248)	133
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.408%		5,000	42	0	42
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.671%		10,000	77	(83)	160
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.671%		15,000	115	(187)	302
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.671%		25,000	191	(468)	659
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.280%		16,200	324	(71)	395
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.280%		8,500	170	(49)	219
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.310%		1,200	25	8	17
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.280%		800	16	(4)	20
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.280%		1,900	38	(11)	49
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.280%		3,500	70	(8)	78
BNP Paribas S.A.	DUB	3.000%	03/20/2016	1.490%	EUR	2,300	149	(211)	360
BNP Paribas S.A.	GST	3.000%	03/20/2016	1.490%		1,200	78	(113)	191
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.275%		$10,000	183	57	126
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.275%		25,000	458	119	339
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.364%		5,000	104	22	82
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.407%		5,500	115	49	66
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.275%		5,000	92	31	61
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.684%		15,800	153	(133)	286
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.004%		24,500	5	(610)	615
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.648%		7,300	73	(62)	135
Brazil Government International Bond	BRC	1.000%	09/20/2017	1.004%		2,500	0	(48)	48
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%		19,800	188	(140)	328
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.684%		11,600	112	(73)	185
Brazil Government International Bond	DUB	1.000%	09/20/2017	1.004%		15,400	3	(292)	295
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.604%		1,150	12	(10)	22
Brazil Government International Bond	FBF	1.000%	09/20/2017	1.004%		6,500	1	(165)	166
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		2,500	25	(25)	50
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%		7,700	73	(47)	120

Brazil Government International Bond	JPM	1.000%	12/20/2014	0.528%		400	4	(4)	8
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.604%		10,000	102	(129)	231
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.684%		7,300	71	(54)	125
Brazil Government International Bond	JPM	1.000%	09/20/2017	1.004%		9,900	2	(238)	240
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.715%		5,600	53	(38)	91
Brazil Government International Bond	MYC	1.000%	06/20/2017	0.953%		900	2	(31)	33
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.004%		2,500	0	(48)	48
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.680%		1,100	72	0	72
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.632%		21,800	225	(98)	323
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.424%		14,300	270	198	72
Caterpillar, Inc.	BRC	1.000%	09/20/2017	0.646%		10,000	168	(64)	232
Caterpillar, Inc.	GST	1.000%	09/20/2017	0.646%		25,000	420	(222)	642
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.424%		5,200	98	71	27
Caterpillar, Inc.	JPM	1.000%	09/20/2017	0.646%		10,000	168	(64)	232
Chesapeake Energy Corp.	DUB	5.000%	03/20/2018	5.747%		5,000	(146)	(83)	(63)
Chesapeake Energy Corp.	GST	5.000%	12/20/2017	5.665%		11,000	(274)	(285)	11
Chesapeake Energy Corp.	GST	5.000%	03/20/2018	5.747%		5,000	(146)	(143)	(3)
China Government International Bond	BOA	1.000%	09/20/2017	0.584%		12,300	243	(90)	333
China Government International Bond	BRC	1.000%	09/20/2017	0.584%		2,100	41	2	39
China Government International Bond	CBK	1.000%	09/20/2017	0.584%		10,000	197	(57)	254
China Government International Bond	FBF	1.000%	09/20/2017	0.584%		25,000	494	(256)	750
China Government International Bond	JPM	1.000%	09/20/2017	0.584%		1,900	38	2	36
China Government International Bond	MYC	1.000%	06/20/2017	0.537%		940	19	(19)	38
China Government International Bond	MYC	1.000%	09/20/2017	0.584%		5,000	98	(30)	128
China Government International Bond	RYL	1.000%	09/20/2017	0.584%		5,000	98	(30)	128
China Government International Bond	UAG	1.000%	09/20/2017	0.584%		1,000	20	0	20
China Government International Bond	UAG	1.000%	09/20/2022	1.062%		9,500	(48)	(323)	275
Citigroup, Inc.	BRC	1.000%	12/20/2017	1.256%		1,225	(15)	(31)	16
Citigroup, Inc.	DUB	1.000%	09/20/2017	1.215%		13,200	(124)	(1,048)	924
Citigroup, Inc.	FBF	1.000%	06/20/2017	1.170%		2,500	(17)	(157)	140
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.256%		6,000	(72)	(153)	81
Comcast Corp.	BRC	1.610%	12/20/2013	0.184%		7,000	102	0	102
Comcast Corp.	DUB	1.000%	12/20/2015	0.419%		8,500	150	(8)	158
Daimler Finance North America LLC	GST	1.000%	12/20/2013	0.183%		2,800	23	27	(4)
Danone S.A.	DUB	1.000%	03/20/2016	0.475%		2,000	34	32	2
Danone S.A.	FBF	1.000%	12/20/2015	0.447%	EUR	400	9	8	1
Danone S.A.	JPM	1.000%	12/20/2015	0.447%		14,200	314	269	45
DISH DBS Corp.	BRC	5.000%	12/20/2017	2.723%		$5,000	536	453	83
DISH DBS Corp.	DUB	5.000%	09/20/2017	2.589%		3,000	326	252	74
DISH DBS Corp.	DUB	5.000%	12/20/2017	2.723%		3,000	322	250	72
DISH DBS Corp.	GST	5.000%	09/20/2017	2.589%		4,000	434	360	74
DISH DBS Corp.	GST	5.000%	12/20/2017	2.723%		3,000	321	269	52
DISH DBS Corp.	UAG	5.000%	09/20/2017	2.589%		1,200	130	92	38
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.211%		100	1	0	1
Dow Chemical Co.	BPS	1.000%	06/20/2017	0.979%		3,100	4	(71)	75
Dow Chemical Co.	CBK	1.000%	06/20/2017	0.979%		10,000	13	(187)	200
Dow Chemical Co.	DUB	1.000%	06/20/2017	0.979%		5,000	7	(100)	107
Dow Chemical Co.	JPM	1.000%	06/20/2017	0.979%		7,000	9	(168)	177
Dow Chemical Co.	MYC	1.000%	06/20/2017	0.979%		19,500	25	(421)	446
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.567%		3,000	43	32	11
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	09/20/2015	0.361%		500	9	(3)	12
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.402%		4,000	72	(26)	98
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.437%		2,000	37	(13)	50
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	06/20/2015	0.310%		10,000	174	(53)	227
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2015	0.402%		10,000	182	(59)	241
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.437%		1,000	18	(8)	26
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.361%		4,600	82	(22)	104
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.437%		1,000	18	(8)	26
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%		1,000	18	(8)	26
Encana Corp.	FBF	1.000%	03/20/2017	1.040%		21,000	(27)	(838)	811
Encana Corp.	FBF	1.000%	09/20/2017	1.195%		1,500	(13)	(42)	29
Exelon Corp.	JPM	1.000%	06/20/2016	0.504%		40,000	700	(38)	738
Ford Motor Co.	BOA	5.000%	09/20/2017	1.959%		5,000	689	397	292
Ford Motor Co.	DUB	5.000%	09/20/2014	0.880%		7,000	508	462	46
Ford Motor Co.	FBF	5.000%	09/20/2017	1.959%		11,100	1,528	1,128	400
Ford Motor Co.	GST	5.000%	09/20/2015	1.289%		3,500	355	265	90
Ford Motor Co.	GST	5.000%	09/20/2017	1.959%		10,000	1,378	799	579
Ford Motor Co.	JPM	5.000%	09/20/2014	0.880%		15,000	1,090	1,052	38
Ford Motor Co.	JPM	5.000%	09/20/2015	1.289%		12,500	1,268	983	285
Ford Motor Co.	JPM	5.000%	12/20/2015	1.389%		25,900	2,776	2,173	603

Ford Motor Credit Co. LLC	DUB	5.000%	06/20/2017	1.331%		600	95	77	18
Forest Oil Corp.	BOA	5.000%	06/20/2015	3.403%		5,000	199	104	95
Forest Oil Corp.	CBK	5.000%	06/20/2015	3.403%		2,500	100	63	37
Forest Oil Corp.	FBF	5.000%	06/20/2015	3.403%		1,500	60	(6)	66
Forest Oil Corp.	GST	5.000%	06/20/2015	3.403%		6,500	259	126	133
Forest Oil Corp.	GST	5.000%	06/20/2017	5.528%		7,000	(131)	(193)	62
Forest Oil Corp.	JPM	5.000%	06/20/2017	5.528%		2,900	(54)	(80)	26
Freeport-McMoRan Copper & Gold, Inc.	BOA	1.000%	09/20/2017	1.388%		5,000	(87)	(95)	8
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	09/20/2017	1.388%		3,000	(52)	(106)	54
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	0.931%		5,000	13	(12)	25
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.388%		8,000	(138)	(144)	6
General Electric Capital Corp.	BOA	5.000%	09/20/2014	0.429%		8,000	646	922	(276)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.825%		500	3	(6)	9
General Electric Capital Corp.	BPS	3.900%	03/20/2014	0.254%		10,000	461	0	461
General Electric Capital Corp.	BRC	1.000%	12/20/2017	1.163%		16,800	(126)	(196)	70
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.163%		1,000	3	0	3
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.163%		2,425	42	0	42
General Electric Capital Corp.	CBK	4.200%	03/20/2014	0.254%		10,000	498	0	498
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.429%		5,000	404	178	226
General Electric Capital Corp.	GST	5.000%	09/20/2014	0.429%		4,000	323	160	163
General Electric Capital Corp.	JPM	5.000%	09/20/2014	0.429%		4,300	347	275	72
General Electric Capital Corp.	MYC	1.000%	12/20/2017	1.163%		500	(4)	(7)	3
General Electric Capital Corp.	RYL	1.000%	03/20/2015	0.526%		1,300	14	(37)	51
Gilead Sciences, Inc.	GST	1.000%	06/20/2017	0.990%		5,000	4	(19)	23
HCA, Inc.	GST	5.000%	06/20/2016	2.490%		2,200	188	138	50
HCA, Inc.	MYC	5.000%	06/20/2016	2.490%		8,700	745	533	212
Italy Government International Bond	BPS	1.000%	12/20/2015	2.149%		2,900	(95)	(103)	8
Italy Government International Bond	GST	1.000%	09/20/2016	2.422%		5,200	(258)	(434)	176
Italy Government International Bond	RYL	1.000%	12/20/2015	2.149%		4,700	(153)	(164)	11
Japan Government International Bond	GST	1.000%	03/20/2016	0.458%		6,400	114	16	98
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		5,600	99	(6)	105
Japan Government International Bond	MYC	1.000%	12/20/2015	0.435%		2,500	43	56	(13)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.458%		800	14	(10)	24
Japan Government International Bond	RYL	1.000%	03/20/2016	0.458%		900	16	(10)	26
JPMorgan Chase & Co.	BRC	1.000%	12/20/2017	0.858%		2,100	16	(11)	27
Kinder Morgan Energy Partners LP	FBF	1.000%	12/20/2017	1.367%		2,100	(36)	(36)	0
Masco Corp.	BPS	5.000%	09/20/2017	1.955%		10,000	1,382	950	432
Masco Corp.	GST	5.000%	09/20/2017	1.955%		10,000	1,383	940	443
Masco Corp.	JPM	5.000%	09/20/2017	1.955%		2,250	312	212	100
MetLife, Inc.	BOA	1.000%	12/20/2017	1.556%		6,500	(168)	(237)	69
MetLife, Inc.	BRC	1.000%	12/20/2017	1.556%		25,000	(649)	(906)	257
MetLife, Inc.	CBK	1.000%	12/20/2017	1.556%		8,900	(231)	(358)	127
MetLife, Inc.	DUB	2.073%	03/20/2013	0.284%		1,000	5	0	5
MetLife, Inc.	DUB	5.000%	06/20/2014	0.550%		9,000	606	(90)	696
MetLife, Inc.	DUB	5.000%	09/20/2014	0.654%		5,000	384	463	(79)
MetLife, Inc.	GST	1.000%	12/20/2014	0.730%		9,000	51	(504)	555
MetLife, Inc.	JPM	5.000%	06/20/2014	0.550%		6,000	404	(36)	440
MetLife, Inc.	JPM	5.000%	09/20/2014	0.654%		15,000	1,151	1,353	(202)
Metro AG	BPS	1.000%	09/20/2014	0.614%		10,000	70	(44)	114
Metro AG	CBK	1.000%	09/20/2014	0.614%		10,000	70	(31)	101
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.551%		9,800	123	(71)	194
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.588%		8,850	111	(59)	170
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		14,800	80	(160)	240
Mexico Government International Bond	GST	1.000%	06/20/2017	0.840%		900	7	(27)	34
Mexico Government International Bond	HUS	1.690%	09/20/2014	0.397%		15,800	431	0	431
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%		14,900	187	(49)	236
Mexico Government International Bond	MYC	1.000%	09/20/2015	0.551%		3,600	45	(28)	73
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%		13,200	166	(62)	228
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.551%		9,800	123	(85)	208
MGM Resorts International	BOA	5.000%	06/20/2017	4.980%		1,500	3	(83)	86
MGM Resorts International	BRC	5.000%	09/20/2015	2.385%		10,000	712	(25)	737
MGM Resorts International	BRC	5.000%	03/20/2018	5.681%		5,000	(143)	(113)	(30)
MGM Resorts International	DUB	5.000%	06/20/2014	1.003%		10,000	605	300	305
MGM Resorts International	FBF	5.000%	06/20/2017	4.980%		10,550	27	(611)	638
MGM Resorts International	GST	5.000%	12/20/2013	0.579%		3,000	134	37	97
MGM Resorts International	GST	5.000%	03/20/2014	0.631%		1,000	55	17	38
MGM Resorts International	GST	5.000%	09/20/2015	2.385%		10,000	712	(75)	787
MGM Resorts International	GST	5.000%	06/20/2017	4.980%		3,100	8	(171)	179
Morgan Stanley	BOA	1.000%	03/20/2013	0.393%		10,000	17	(181)	198
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.436%		5,100	200	0	200
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.436%		5,000	186	0	186
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.436%		1,400	55	0	55
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.105%		1,100	57	0	57
NRG Energy, Inc.	BOA	5.000%	03/20/2017	2.833%		4,000	352	(290)	642
NRG Energy, Inc.	BRC	5.000%	03/20/2017	2.833%		2,000	176	(150)	326
NRG Energy, Inc.	CBK	5.000%	06/20/2015	1.403%		1,580	142	(33)	175
NRG Energy, Inc.	CBK	5.000%	06/20/2017	3.072%		4,500	370	(360)	730
NRG Energy, Inc.	GST	5.000%	12/20/2016	2.656%		5,400	488	(109)	597
NRG Energy, Inc.	GST	5.000%	03/20/2017	2.833%		3,000	263	(233)	496
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		12,930	1,064	(885)	1,949
NRG Energy, Inc.	JPM	5.000%	06/20/2017	3.072%		5,000	411	(350)	761
NRG Energy, Inc.	MYC	5.000%	03/20/2017	2.833%		1,100	97	(74)	171
NRG Energy, Inc.	MYC	5.000%	06/20/2017	3.072%		10,400	856	(598)	1,454
NRG Energy, Inc.	UAG	5.000%	06/20/2015	1.403%		3,000	269	(45)	314
NRG Energy, Inc.	UAG	5.000%	03/20/2017	2.833%		1,300	114	(111)	225
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.153%		8,000	353	0	353
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	0.656%		20,000	261	(202)	463
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	0.656%		5,000	66	(50)	116
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	0.656%		2,500	33	(25)	58
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	0.656%		2,500	33	(26)	59
Panasonic Corp.	BOA	1.000%	12/20/2017	2.231%	JPY	310,000	(205)	(338)	133
Panasonic Corp.	GST	1.000%	12/20/2017	2.231%		110,000	(73)	(118)	45
Panasonic Corp.	JPM	1.000%	12/20/2017	2.231%		960,000	(637)	(1,199)	562
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.088%		$5,000	(10)	(143)	133
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%		5,700	(12)	(182)	170
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	1.275%		5,000	(61)	(254)	193
Plains All American Pipeline LP	DUB	1.000%	09/20/2017	0.914%		2,000	9	(59)	68
Plains All American Pipeline LP	FBF	1.000%	09/20/2017	0.914%		7,500	32	(214)	246
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.552%		2,600	35	(12)	47
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.552%		13,500	183	(17)	200
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.552%		1,500	20	(11)	31
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.437%		11,500	(235)	(324)	89
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.437%		9,300	(190)	(259)	69
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.019%		1,000	0	(19)	19
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.019%		25,000	(6)	(633)	627
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.443%		1,000	18	(8)	26
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.443%		400	7	0	7
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		3,500	64	(26)	90
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.503%		1,000	18	(7)	25
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		4,000	73	(8)	81
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.443%		500	10	0	10
Russia Government International Bond	UAG	1.000%	06/20/2015	0.654%		5,000	44	(76)	120
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.056%		600	(1)	(31)	30
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.056%		900	(1)	(47)	46
Shell International Finance BV	BOA	1.000%	03/20/2016	0.263%	EUR	3,800	121	103	18
Shell International Finance BV	DUB	1.000%	06/20/2016	0.299%		$1,900	47	38	9
Shell International Finance BV	GST	1.000%	03/20/2016	0.263%		3,200	77	66	11
Shell International Finance BV	HUS	1.000%	06/20/2016	0.299%		2,000	49	38	11
Shell International Finance BV	JPM	1.000%	03/20/2016	0.263%		16,300	393	313	80
Shell International Finance BV	MYC	1.000%	06/20/2016	0.299%		16,800	414	315	99
Shell International Finance BV	SOG	1.000%	03/20/2016	0.263%	EUR	1,600	51	44	7
Shell International Finance BV	UAG	1.000%	03/20/2016	0.263%		3,500	111	96	15
SLM Corp.	CBK	5.000%	12/20/2017	3.252%		$1,500	120	121	(1)
SLM Corp.	FBF	5.000%	09/20/2017	3.156%		4,000	324	307	17
SoftBank Corp.	BRC	1.000%	12/20/2017	2.142%	JPY	60,000	(37)	(65)	28
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%		150,000	(92)	(164)	72
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%		110,000	(67)	(117)	50
Sony Corp.	BOA	1.000%	03/20/2018	3.181%		80,000	(96)	(117)	21
Sony Corp.	BRC	1.000%	03/20/2018	3.181%		80,000	(95)	(122)	27
Sony Corp.	DUB	1.000%	03/20/2018	3.181%		80,000	(95)	(122)	27
Sony Corp.	GST	1.000%	03/20/2018	3.181%		40,000	(48)	(58)	10
Sony Corp.	JPM	1.000%	12/20/2017	3.096%		440,000	(485)	(655)	170
Sony Corp.	JPM	1.000%	03/20/2018	3.181%		280,000	(335)	(370)	35
Spain Government International Bond	BRC	1.000%	12/20/2015	2.350%		$7,500	(285)	(433)	148
Spain Government International Bond	DUB	1.000%	12/20/2015	2.350%		3,000	(114)	(177)	63
Statoil ASA	BRC	1.000%	06/20/2016	0.361%		8,600	194	168	26
Statoil ASA	FBF	1.000%	06/20/2016	0.361%		3,000	67	58	9
Statoil ASA	SOG	1.000%	06/20/2016	0.361%		8,600	194	164	30
Statoil ASA	UAG	1.000%	06/20/2016	0.361%		5,000	112	100	12
Teck Resources Ltd.	MYC	1.000%	03/20/2021	1.999%		10,000	(718)	(521)	(197)
Tesco PLC	HUS	1.000%	03/20/2016	0.510%		3,900	63	50	13
Texas State General Obligation Bonds, Series 2002	GST	1.000%	09/20/2018	0.617%		1,750	38	11	27
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	0.614%		4,000	47	(39)	86
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	0.614%		15,000	176	(88)	264
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.996%	JPY	470,000	(76)	(412)	336
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	2.995%		90,000	(24)	(108)	84
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.223%		$18,000	318	24	294
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.223%		4,500	79	21	58
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.728%		2,000	19	(5)	24
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.728%		2,700	27	(11)	38
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.728%		10,000	97	(60)	157
United Kingdom Gilt	CBK	1.000%	09/20/2017	0.365%		500	15	11	4
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		10,000	252	128	124
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.230%		8,200	206	158	48
United Kingdom Gilt	GST	1.000%	12/20/2015	0.222%		4,500	105	104	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.188%		7,500	138	111	27
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.222%		5,000	118	94	24
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		9,300	244	161	83
UPC Holding BV	BRC	5.000%	09/20/2017	4.162%	EUR	10,000	492	(656)	1,148
UPC Holding BV	DUB	5.000%	06/20/2016	3.052%		11,100	964	(19)	983
UPC Holding BV	GST	5.000%	09/20/2017	4.162%		5,000	246	(299)	545
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	4.810%		$3,000	23	(47)	70
Whirlpool Corp.	BOA	1.000%	09/20/2017	1.177%		4,300	(34)	(181)	147
Whirlpool Corp.	FBF	1.000%	09/20/2017	1.177%		7,000	(55)	(262)	207

							$39,220	$(11,570)	$50,790

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016	$144,400	$1,644	$(1,483)	$3,127
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	5,600	(140)	(225)	85
CDX.IG-19 5-Year Index	BOA	1.000%	12/20/2017	200	1	1	0
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	55,000	(1,177)	(1,315)	138
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017	41,925	(897)	(1,105)	208

					$(569)	$(4,127)	$3,558

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	854,800	$4,144	$(426)	$4,570
Pay	1-Year BRL-CDI	8.240%	01/02/2015	BPS		21,000	125	24	101
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		387,400	2,399	226	2,173
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		180,000	1,124	16	1,108
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		269,100	2,121	725	1,396
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		414,000	4,067	1,852	2,215
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		51,800	1,191	22	1,169
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	200,000	(95)	0	(95)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		120,000	(28)	17	(45)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	GLM		175,000	254	119	135
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		80,000	116	38	78
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	FBF		325,000	422	(2)	424
Pay	3-Month ZAR-JIBAR	5.950%	10/09/2017	GST		125,000	169	63	106
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	HUS		276,000	187	(293)	480
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	3,700	305	(23)	328
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		85,000	8,810	170	8,640
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		90,200	9,349	1,175	8,174
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	1,020,000	(248)	341	(589)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,053,700	1,161	(90)	1,251
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		91,000	100	105	(5)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		956,700	1,054	(602)	1,656
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		1,404,200	1,546	(517)	2,063
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	7	(2)	9
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		170,500	188	80	108
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		27,000	138	28	110
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	GLM		5,800	30	8	22
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		175,000	895	158	737
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		10,000	51	6	45
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		269,000	1,375	213	1,162
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		689,100	6,627	1,406	5,221
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		227,100	2,184	632	1,552
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		68,000	392	139	253
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		228,000	1,313	335	978
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		40,000	230	65	165
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		14,400	82	21	61
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		313,900	1,801	440	1,361
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		283,300	1,626	381	1,245

							$55,212	$6,850	$48,362

(m)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$89,400	$7,087	$7,073

(n)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$227,100	$804	$(984)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	(30)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		2,582,300	1,840	(2,104)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		2,582,300	1,840	(106)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	30	(11)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	34	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		59,400	701	(2,318)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		59,400	1,117	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		51,700	123	(45)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		51,700	123	(16)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		297,000	3,519	(11,588)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		297,000	5,605	(17)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		375,400	7,057	(5,882)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	28	(11)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	33	(4)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	30	(11)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	34	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		29,200	412	(1,139)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		29,200	485	(2)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		75,000	177	(66)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		75,000	177	(24)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	28	(11)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	33	(4)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		22,600	68	(50)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	19,800	139	0

								$25,241	$(24,435)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$(53)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	274	(42)

						$514	$(95)

(o)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	81,002		$83,699	JPM	$0	$(373)	$(373)
01/2013	EUR	229,561		296,113	BOA	0	(6,896)	(6,896)
01/2013		148,040		191,717	BPS	0	(3,689)	(3,689)
01/2013		3,090		3,998	BRC	0	(81)	(81)
01/2013		5,828		7,613	CBK	0	(79)	(79)
01/2013		9,214		11,957	DUB	0	(205)	(205)
01/2013		285,070		370,714	FBF	0	(5,565)	(5,565)
01/2013		3,479		4,553	MSC	0	(39)	(39)
01/2013		4,416		5,715	RBC	0	(114)	(114)
01/2013		12,880		16,749	RYL	0	(252)	(252)
01/2013	GBP	79,992		128,374	BPS	0	(1,569)	(1,569)
01/2013		550		881	BRC	0	(12)	(12)
01/2013		7,679		12,359	MSC	0	(115)	(115)
01/2013		979		1,569	RBC	0	(21)	(21)
01/2013		107		173	RYL	0	(1)	(1)
01/2013	JPY	1,797,468		21,917	DUB	1,167	0	1,167
01/2013		1,835,192		22,009	FBF	824	0	824
01/2013	$	1,420	AUD	1,355	HUS	0	(13)	(13)
01/2013		458,137	EUR	345,633	BOA	0	(1,918)	(1,918)
01/2013		227,150		172,083	BRC	0	(8)	(8)
01/2013		6,554		5,014	DUB	64	0	64
01/2013		6,977		5,298	FBF	16	0	16
01/2013		230,832		173,865	JPM	0	(1,339)	(1,339)
01/2013		159	GBP	99	BPS	2	0	2
01/2013		72,183		44,604	BRC	274	0	274
01/2013		72,214		44,604	DUB	243	0	243
01/2013		521	JPY	44,327	HUS	0	(9)	(9)
01/2013		137		11,456	MSC	0	(4)	(4)
01/2013		499		41,072	RBC	0	(25)	(25)
01/2013		114		9,575	UAG	0	(3)	(3)
01/2013		37,448	SGD	46,152	UAG	331	0	331
01/2013		165	ZAR	1,450	RBC	6	0	6
02/2013	CNY	163,248		$25,807	BRC	1	(144)	(143)
02/2013		124,963		19,581	DUB	0	(283)	(283)
02/2013		147,059		23,123	HUS	0	(254)	(254)
02/2013		14,830		2,328	JPM	0	(30)	(30)
02/2013	EUR	345,633		458,287	BOA	1,944	0	1,944
02/2013		189,352		250,121	BRC	117	0	117
02/2013		173,865		230,903	JPM	1,348	0	1,348
02/2013	GBP	44,604		72,176	BRC	0	(275)	(275)
02/2013		44,604		72,209	DUB	0	(241)	(241)
02/2013	$	76,043	BRL	156,368	HUS	6	0	6
02/2013		25,900	CNY	163,248	BRC	50	0	50
02/2013		38,472		239,988	DUB	0	(324)	(324)
02/2013		2,139		13,651	JPM	30	0	30
02/2013		17,293	KRW	18,831,203	JPM	325	0	325
02/2013		20,648	NOK	119,292	HUS	783	0	783
03/2013	CAD	1,651		$1,671	BRC	15	0	15
03/2013		9,545		9,610	RYL	30	0	30
03/2013	GBP	1,417		2,283	RYL	0	(18)	(18)
03/2013	$	9,731	CAD	9,695	BPS	0	(1)	(1)
03/2013		17,737		17,525	CBK	0	(148)	(148)
03/2013		18,685	PHP	774,960	CBK	318	0	318
04/2013		132	MXN	1,738	DUB	1	0	1
04/2013		276		3,575	HUS	0	(2)	(2)
04/2013		208		2,724	JPM	1	0	1
04/2013		14,115		183,254	MSC	9	(66)	(57)
04/2013		722		9,533	UAG	10	0	10
08/2013	CNY	11,000		$1,709	DUB	0	(32)	(32)
08/2013	$	1,756	CNY	11,000	DUB	0	(15)	(15)
08/2013		5,259		33,214	UAG	0	(3)	(3)
04/2014	CNY	60,000		$9,178	RYL	0	(265)	(265)
04/2014	$	9,802	CNY	60,000	RYL	0	(359)	(359)
04/2016	CNY	13,650		$2,014	JPM	0	(92)	(92)
04/2016	$	2,300	CNY	13,650	JPM	0	(195)	(195)

						$7,915	$(25,077)	$(17,162)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$356,566	$0	$356,566
Corporate Bonds & Notes
Banking & Finance	0	3,037,639	34,938	3,072,577
Industrials	0	2,004,827	155,547	2,160,374
Utilities	0	728,811	4,712	733,523
Municipal Bonds & Notes
California	0	39,707	0	39,707
Colorado	0	9,331	0	9,331
Louisiana	0	3,006	0	3,006
New York	0	13,228	0	13,228
Ohio	0	2,926	0	2,926
Texas	0	45,823	0	45,823
Washington	0	2,353	0	2,353
U.S. Government Agencies	0	765,404	0	765,404
U.S. Treasury Obligations	0	2,064,180	0	2,064,180
Mortgage-Backed Securities	0	375,580	0	375,580
Asset-Backed Securities	0	193,149	22,095	215,244
Sovereign Issues	0	488,954	0	488,954
Convertible Preferred Securities
Banking & Finance	0	23,791	0	23,791
Utilities	0	2,856	0	2,856
Preferred Securities
Banking & Finance	1,842	16,230	0	18,072
Industrials	0	2,597	0	2,597
Short-Term Instruments
Certificates of Deposit	0	97,762	0	97,762
Commercial Paper	0	51,068	0	51,068
Repurchase Agreements	0	96,400	0	96,400
U.S. Treasury Bills	0	3,036	0	3,036
Central Funds Used for Cash Management Purposes	132,231	0	0	132,231
Purchased Options
Interest Rate Contracts	0	7,073	0	7,073
	$134,073	$10,432,297	$217,292	$10,783,662

Financial Derivative Instruments - Assets
Credit Contracts	0	59,662	70	59,732
Foreign Exchange Contracts	0	7,915	0	7,915
Interest Rate Contracts	11,942	49,096	0	61,038
	$11,942	$116,673	$70	$128,685

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(15,249)	0	(15,249)
Foreign Exchange Contracts	0	(25,077)	0	(25,077)
Interest Rate Contracts	(234)	(31,316)	(95)	(31,645)

	$(234)	$(71,642)	$(95)	$(71,971)

Totals	$145,781	$10,477,328	$217,267	$10,840,376

(ii) There were assets and liabilities valued at $26,647 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$11,015	$30,199	$(2)	$(18)	$0	$729	$0	$(6,985)	$34,938	$700
Industrials	170,722	26,720	(30,904)	(321)	(55)	1,285	0	(11,900)	155,547	1,831
Utilities	955	3,995	(106)	(11)	0	(121)	0	0	4,712	(126)
Asset-Backed Securities	20,762	0	(42)	58	0	1,317	0	0	22,095	1,317

	$203,454	$60,914	$(31,054)	$(292)	$(55)	$3,210	$0	$(18,885)	$217,292	$3,722

Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$70	$0	$0	$70	$70

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(82)	$0	$0	$0	$0	$(13)	$0	$0	$(95)	$(13)

Totals	$203,372	$60,914	$(31,054)	$(292)	$(55)	$3,267	$0	$(18,885)	$217,267	$3,779

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$11,789	Benchmark Pricing	Base Price	100.00
	23,149	Third Party Vendor	Broker Quote	75.00 - 109.97
Industrials	155,547	Third Party Vendor	Broker Quote	102.50 - 115.75
Utilities	187	Benchmark Pricing	Base Price	155.25
	4,525	Third Party Vendor	Broker Quote	97.00 - 104.20
Asset-Backed Securities	21,805	Benchmark Pricing	Base Price	97.77
	290	Third Party Vendor	Broker Quote	101.75
Financial Derivative Instruments - Assets
Credit Contracts	$70	Indicative Market Quotations	Broker Quote	0.58
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(95)	Indicative Market Quotations	Broker Quote	0.19 - 0.20

Total	$217,267

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 40.2%
BANKING & FINANCE 13.2%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		$735	$976
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	102
American Express Co.
4.050% due 12/03/2042		10,125	10,181
American International Group, Inc.
5.850% due 01/16/2018		3,000	3,553
6.250% due 05/01/2036		8,280	10,696
6.765% due 11/15/2017	GBP	367	705
6.820% due 11/15/2037		$1,722	2,326
8.175% due 05/15/2068		3,400	4,446
8.250% due 08/15/2018		1,900	2,501
Anadarko Finance Co.
7.500% due 05/01/2031		20,222	26,773
Asian Development Bank
5.820% due 06/16/2028		500	658
Banco Bradesco S.A.
2.410% due 05/16/2014		19,400	19,549
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	12,006
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	12,000	16,905
Bank of America Corp.
0.640% due 08/15/2016		$100	93
Bank of America N.A.
6.000% due 10/15/2036		12,790	15,684
Bank One Corp.
7.625% due 10/15/2026		95	129
8.000% due 04/29/2027		100	141
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,222
10.179% due 06/12/2021		11,560	15,801
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	12,368
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,349
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		3,100	3,007
Capital One Capital
8.875% due 05/15/2040		6,600	6,600
10.250% due 08/15/2039		1,800	1,800
Citigroup, Inc.
5.365% due 03/06/2036 (o)	CAD	4,440	4,330
5.850% due 12/11/2034		$220	258
6.625% due 06/15/2032		4,250	4,912
6.875% due 03/05/2038		20,500	27,009
8.125% due 07/15/2039		22,200	33,263
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,209
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		10,000	10,650
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	775
Fifth Third Bancorp
6.250% due 05/01/2013		255	260
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	162
5.875% due 01/14/2038		$29,600	35,735
6.150% due 08/07/2037		4,455	5,543
6.375% due 11/15/2067		250	264
6.750% due 03/15/2032		18,880	24,538
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		350	410
6.250% due 02/01/2041		25,500	31,314
6.450% due 05/01/2036		900	988
6.750% due 10/01/2037		20,185	22,894
7.250% due 04/10/2028	GBP	2,000	4,299
HBOS PLC
6.000% due 11/01/2033		$2,600	2,376
6.750% due 05/21/2018		8,500	9,191
HCP, Inc.
6.750% due 02/01/2041		800	1,037
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	11,912

HSBC Bank USA N.A.
5.625% due 08/15/2035		400	455
5.875% due 11/01/2034		230	270
7.000% due 01/15/2039		19,550	26,451
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		600	600
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	4,170
6.500% due 05/02/2036		$7,840	9,803
6.500% due 09/15/2037		7,900	9,869
6.800% due 06/01/2038		2,800	3,584
ING Bank NV
1.711% due 06/09/2014		15,600	15,752
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	8,826
JPMorgan Chase & Co.
4.250% due 10/15/2020		7,000	7,791
4.350% due 08/15/2021		10,000	11,191
4.400% due 07/22/2020		10,000	11,297
5.400% due 01/06/2042		700	844
6.400% due 05/15/2038		2,305	3,092
7.900% due 04/30/2018 (d)		1,400	1,592
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		1,200	284
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		3,500	4,055
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	2,500	3,268
6.110% due 01/29/2037		$200	218
6.875% due 04/25/2018		20,350	24,550
7.750% due 04/30/2018	GBP	1,900	3,764
7.750% due 05/14/2038		$400	521
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,721
Monumental Global Funding
5.500% due 04/22/2013		100	101
Morgan Stanley
0.651% due 01/09/2014		5,400	5,363
5.625% due 09/23/2019		800	905
6.250% due 08/28/2017		8,200	9,392
6.375% due 07/24/2042		4,300	5,045
6.625% due 04/01/2018		5,000	5,897
7.300% due 05/13/2019		1,000	1,216
National Rural Utilities Cooperative Finance Corp.
4.023% due 11/01/2032		580	601
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	7,337
North American Development Bank
4.375% due 02/11/2020		10,625	11,969
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,778
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,700	24,770
PNC Preferred Funding Trust
8.700% due 03/15/2013 (d)		200	202
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,247
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (d)		8,000	8,160
Rabobank Group
3.950% due 11/09/2022		3,100	3,177
11.000% due 06/30/2019 (d)		8,200	11,158
RBS Capital Trust
6.425% due 01/03/2034 (d)		6,690	5,887
Regions Financial Corp.
7.375% due 12/10/2037		4,000	4,400
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		100	108
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)		1,250	1,275
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		700	668
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,096
5.717% due 06/16/2021		3,200	3,590
6.125% due 02/07/2022		9,000	10,305
Simon Property Group LP
6.750% due 02/01/2040		5,900	8,002
SLM Corp.
5.625% due 08/01/2033		6,400	5,968
8.000% due 03/25/2020		3,900	4,475
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		18,900	25,656
U.S. Trade Funding Corp.
4.260% due 11/15/2014		3,170	3,284

UBS AG
4.875% due 08/04/2020	6,300	7,326
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,304
6.600% due 01/15/2038	18,561	25,499
Wachovia Corp.
5.625% due 10/15/2016	100	115
Wells Fargo & Co. 7.980%
due 03/15/2018 (d)	3,200	3,688
Weyerhaeuser Co.
7.375% due 03/15/2032	15,400	19,418

		807,250

INDUSTRIALS 18.3%
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,931
4.400% due 11/06/2042	8,900	9,472
ADT Corp.
3.500% due 07/15/2022	4,700	4,575
Alcoa, Inc.
5.400% due 04/15/2021	7,300	7,603
ALROSA Finance S.A.
7.750% due 11/03/2020	800	932
Altria Group, Inc.
9.950% due 11/10/2038	18,645	30,739
10.200% due 02/06/2039	1,400	2,344
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	12,300	16,259
6.375% due 03/01/2035	700	926
Amgen, Inc.
5.150% due 11/15/2041	6,900	7,772
5.650% due 06/15/2042	19,800	23,796
6.375% due 06/01/2037	2,500	3,148
6.400% due 02/01/2039	5,000	6,479
6.900% due 06/01/2038	1,200	1,611
Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,525	1,912
7.950% due 06/15/2039	1,300	1,880
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	8,343
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	500	684
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	1,000	1,644
ArcelorMittal
7.250% due 03/01/2041	18,700	17,356
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	8,600	8,233
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,699
Barrick Gold Corp.
5.800% due 11/15/2034	10	11
Barrick North America Finance LLC
5.700% due 05/30/2041	9,100	10,443
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	5,895
BMC Software, Inc.
4.500% due 12/01/2022	4,400	4,529
Boston Scientific Corp.
7.000% due 11/15/2035	4,200	5,291
7.375% due 01/15/2040	12,750	17,407
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,133
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	581
6.200% due 08/15/2036	800	1,024
6.530% due 07/15/2037	200	256
Cameron International Corp.
5.950% due 06/01/2041	8,100	10,128
Canadian National Railway Co.
6.375% due 11/15/2037	400	567
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,570
6.250% due 03/15/2038	8,100	10,444
6.450% due 06/30/2033	100	127
6.500% due 02/15/2037	250	325
6.750% due 02/01/2039	3,725	5,019
CC Holdings GS LLC
3.849% due 04/15/2023	3,800	3,869
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	18,155
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,827

Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	4,293
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,582
Comcast Corp.
6.400% due 03/01/2040	27,000	35,004
6.550% due 07/01/2039	1,150	1,511
7.050% due 03/15/2033	7,590	10,118
Conoco Funding Co.
7.250% due 10/15/2031	10	15
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,000	3,158
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	258
COX Communications, Inc.
4.700% due 12/15/2042	3,900	3,983
6.450% due 12/01/2036	400	494
8.375% due 03/01/2039	22,438	34,462
Crown Americas LLC
6.250% due 02/01/2021	10,000	11,012
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,326
CSX Corp.
4.100% due 03/15/2044	8,600	8,498
6.150% due 05/01/2037	800	1,012
6.220% due 04/30/2040	4,200	5,426
CVS Caremark Corp.
5.750% due 05/15/2041	250	312
6.125% due 09/15/2039	1,200	1,537
CVS Pass-Through Trust
5.789% due 01/10/2026	2,846	3,245
5.926% due 01/10/2034	2,546	3,073
6.036% due 12/10/2028	139	163
7.507% due 01/10/2032	15,638	20,673
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	29,874
9.250% due 06/01/2032	3,700	5,914
Devon Energy Corp.
7.950% due 04/15/2032	2,900	4,293
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	5,465
Dow Chemical Co.
4.375% due 11/15/2042	29,000	28,841
5.250% due 11/15/2041	4,100	4,577
9.400% due 05/15/2039	15,000	24,716
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	1,300	1,277
Eli Lilly & Co.
5.550% due 03/15/2037	35	44
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,051
Encana Corp.
6.500% due 02/01/2038	9,550	11,954
6.625% due 08/15/2037	8,400	10,717
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	6,111
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	685
Ford Motor Co.
7.450% due 07/16/2031	7,400	9,435
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,262
7.750% due 11/15/2029	80	109
8.000% due 01/15/2024	1,750	2,449
8.875% due 05/15/2031	5,700	8,552
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,284
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	553
Hess Corp.
7.300% due 08/15/2031	1,300	1,752
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	10,845
KeySpan Corp.
5.803% due 04/01/2035	120	141
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	5,074
6.375% due 03/01/2041	1,300	1,610
6.950% due 01/15/2038	8,065	10,621
7.300% due 08/15/2033	3,000	3,914
7.400% due 03/15/2031	300	391
Kraft Foods Group, Inc.
6.500% due 02/09/2040	41,400	54,462
Kroger Co.
6.900% due 04/15/2038	9,600	12,385
7.500% due 04/01/2031	200	260

McDonald’s Corp.
5.700% due 02/01/2039	55	72
McKesson Corp.
2.700% due 12/15/2022	3,500	3,504
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,504
NBCUniversal Media LLC
5.950% due 04/01/2041	8,300	10,185
6.400% due 04/30/2040	9,500	12,200
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	20,130
News America, Inc.
6.150% due 02/15/2041	10,300	13,057
6.200% due 12/15/2034	300	364
6.650% due 11/15/2037	5,000	6,466
Norfolk Southern Corp.
2.903% due 02/15/2023	232	234
4.837% due 10/01/2041	7,000	7,818
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	663
6.625% due 06/15/2038	3,600	4,581
Pernod-Ricard S.A.
5.750% due 04/07/2021	3,000	3,591
Petro-Canada
5.950% due 05/15/2035	300	370
Petrobras International Finance Co.
6.875% due 01/20/2040	9,400	12,004
7.875% due 03/15/2019	10,500	13,158
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,575
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,724
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,912
Pride International, Inc.
7.875% due 08/15/2040	8,100	11,891
Reynolds American, Inc.
7.250% due 06/15/2037	1,700	2,231
Rio Tinto Finance USA PLC
4.750% due 03/22/2042	600	664
Roche Holdings, Inc.
7.000% due 03/01/2039	5,500	8,294
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	210
6.875% due 04/15/2040	7,500	6,788
7.500% due 07/15/2038	4,100	3,875
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	11,100	13,353
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	5,565
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,068
6.850% due 06/01/2039	2,500	3,457
Target Corp.
7.000% due 01/15/2038	9,140	13,436
Teck Resources Ltd.
5.400% due 02/01/2043	5,000	5,295
6.000% due 08/15/2040	5,000	5,664
6.250% due 07/15/2041	2,110	2,484
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	7,704
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	4,106
7.625% due 04/01/2037	4,720	6,691
8.375% due 06/15/2032	3,600	5,179
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,310
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,461
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,300	9,039
6.750% due 06/15/2039	2,700	3,427
7.300% due 07/01/2038	1,225	1,629
Time Warner, Inc.
5.875% due 11/15/2016	100	117
6.100% due 07/15/2040	14,180	17,183
6.200% due 03/15/2040	7,800	9,560
6.250% due 03/29/2041	18,845	23,289
6.500% due 11/15/2036	8,662	10,844
7.700% due 05/01/2032	70	98
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	10,000	15,056
Transocean, Inc.
6.800% due 03/15/2038	14,100	17,275
Turlock Corp.
4.150% due 11/02/2042	7,900	7,997

U.S. Airways Pass-Through Trust
4.625% due 12/03/2026	6,700	6,817
5.900% due 04/01/2026	4,000	4,360
Union Pacific Corp.
6.150% due 05/01/2037	400	523
UST LLC
5.750% due 03/01/2018	600	715
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,502
6.875% due 11/10/2039	4,300	5,399
8.250% due 01/17/2034	3,800	5,224
Viacom, Inc.
4.375% due 03/15/2043	1,064	1,048
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	5,087
5.625% due 04/15/2041	12,200	15,992
6.500% due 08/15/2037	22,676	31,914
Williams Cos., Inc.
8.750% due 03/15/2032	309	429
Williams Partners LP
6.300% due 04/15/2040	2,200	2,692
Yum! Brands, Inc.
6.875% due 11/15/2037	100	137

		1,122,903

UTILITIES 8.7%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,290
AGL Capital Corp.
5.875% due 03/15/2041	9,600	12,552
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	7,015
Alabama Power Co.
3.850% due 12/01/2042	2,500	2,466
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	6,000	6,580
Appalachian Power Co.
6.700% due 08/15/2037	210	276
7.000% due 04/01/2038	500	681
AT&T, Inc.
4.300% due 12/15/2042	471	474
4.350% due 06/15/2045	1,156	1,162
5.350% due 09/01/2040	43,422	50,614
6.300% due 01/15/2038	13,750	17,645
6.500% due 09/01/2037	50	65
6.550% due 02/15/2039	9,700	12,758
BellSouth Corp.
6.550% due 06/15/2034	365	438
British Telecommunications PLC
9.625% due 12/15/2030	730	1,160
Carolina Power & Light Co.
6.300% due 04/01/2038	800	1,088
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,741
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,588
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,930
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	6,425
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	27,457
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,622
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	121
Electricite de France S.A.
5.500% due 01/26/2014	100	105
6.950% due 01/26/2039	6,070	8,123
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,940
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	11,567
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	16,083
Florida Power & Light Co.
3.800% due 12/15/2042	1,300	1,305
5.625% due 04/01/2034	100	125
5.850% due 02/01/2033	60	78
5.950% due 02/01/2038	200	266
5.960% due 04/01/2039	5,000	6,664
Florida Power Corp.
3.850% due 11/15/2042	9,600	9,321
6.350% due 09/15/2037	200	269

6.400% due 06/15/2038	1,300	1,752
France Telecom S.A.
8.500% due 03/01/2031	9,875	14,791
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,987
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	5,300	6,929
8.146% due 04/11/2018	1,050	1,300
8.625% due 04/28/2034	3,510	5,069
9.250% due 04/23/2019	225	299
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	2,800	3,072
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	972
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	9,098
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,962
Majapahit Holding BV
7.875% due 06/29/2037	2,900	4,009
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,912
6.500% due 09/15/2037	5,300	7,045
NGPL PipeCo LLC
7.119% due 12/15/2017	200	219
7.768% due 12/15/2037	24,545	25,895
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,430
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,614
Ohio Power Co.
5.850% due 10/01/2035	100	123
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	38
6.600% due 03/01/2033	65	86
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,931
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,798
6.350% due 02/15/2038	13,200	17,434
PacifiCorp
5.750% due 04/01/2037	60	76
6.000% due 01/15/2039	2,040	2,709
6.100% due 08/01/2036	60	79
6.250% due 10/15/2037	105	142
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,889
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	12,600
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	12,297
4.300% due 01/31/2043	14,650	14,678
6.650% due 01/15/2037	4,100	5,374
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,913
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,785
PSEG Power LLC
8.625% due 04/15/2031	600	875
Public Service Co. of Colorado
6.250% due 09/01/2037	235	323
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	188
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	11,599
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	1,024
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	1,057
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	7,100	7,242
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,588
5.500% due 03/25/2040	11,265	14,477
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,984
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,533
5.950% due 02/01/2038	7,710	10,123
6.000% due 01/15/2034	3,600	4,704
Telecom Italia Capital S.A.
7.721% due 06/04/2038	8,900	9,679
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	571
7.500% due 07/18/2016	1,100	1,279

Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,850
6.900% due 04/15/2038	16,100	22,933
7.350% due 04/01/2039	1,512	2,243
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	26
8.875% due 11/15/2038	6,550	11,173
Vodafone Group PLC
6.150% due 02/27/2037	10,410	13,781

		534,576

Total Corporate Bonds & Notes (Cost $2,108,623)		2,464,729

MUNICIPAL BONDS & NOTES 7.7%
CALIFORNIA 2.3%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,841
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	15,245
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	17,425
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	2,900	4,192
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,939
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	3,900	5,161
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	313
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	190
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	9,884
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	3,131
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	10,978
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2035	3,020	3,518
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	200	290
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	113
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	174
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,624
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	623
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,190
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,332
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,661
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	682
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,913
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,710
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	10,389
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,779
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	15,094
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,450
6.548% due 05/15/2048	4,300	5,731

		144,572

COLORADO 0.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,620
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,379
Denver, Colorado City & County Revenue Bonds, Series 2011
5.000% due 11/15/2021	3,445	4,132
5.250% due 11/15/2022	2,550	3,084
Denver, Colorado City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,196

5.750% due 11/15/2020	600	766

		12,177

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	7,900	9,607

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,268

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	5,705

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	729

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	145

MICHIGAN 0.2%
Detroit, Michigan Water Supply System Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	264
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	13,565

		13,829

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,904

NEW JERSEY 0.8%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	12,702
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	5,286
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	21,718
0.000% due 12/15/2033	10,000	3,865
0.000% due 12/15/2040	20,760	5,322

		48,893

NEW YORK 1.3%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.429% due 06/15/2031	2,000	2,737
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	12,919
6.814% due 11/15/2040	6,800	8,995
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,360
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	10,650	13,821
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	125
5.882% due 06/15/2044	1,100	1,469
6.011% due 06/15/2042	11,220	15,092
6.491% due 06/15/2042	4,000	4,781

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	5,500	6,193
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	8,571

		80,063

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	23,094
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	6,275
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	359

University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.875% due 06/01/2031	2,000	2,305

		32,033

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	717
6.765% due 06/01/2040	2,900	3,447

		4,164

TEXAS 1.9%
Austin, Texas Electric Utility Revenue Bonds, Series 2012
5.000% due 11/15/2037	8,000	9,239
5.000% due 11/15/2040	1,300	1,496
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,538
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,986
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,942
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	14,600	17,504
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,608
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,707
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.501% due 02/15/2031	1,300	1,818
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
8.418% due 02/01/2027	1,000	1,400
8.502% due 10/01/2031	2,400	3,425
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,900	3,915
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	5,350	6,909
5.808% due 02/01/2041	4,800	6,276
6.308% due 02/01/2037	2,500	2,824
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,434
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	19,007
5.178% due 04/01/2030	3,200	3,918

		114,946

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,320	1,859

Total Municipal Bonds & Notes (Cost $379,142)		474,894

U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	104,750	91,445
0.270% due 07/25/2037	67	65
0.340% due 03/25/2036	21	20
0.410% due 10/27/2037	2,400	2,389
0.610% due 09/25/2032	121	121
0.810% due 05/25/2030	3,297	3,303
1.360% due 06/01/2043	339	344
2.008% due 06/01/2035	2,045	2,137
2.158% due 10/01/2035	1,468	1,543
2.205% due 04/01/2035	960	1,015
2.224% due 06/01/2035	1,327	1,407
2.246% due 12/01/2034	1,423	1,504
2.284% due 12/01/2033	63	67
2.492% due 11/01/2034	2,691	2,898
2.645% due 09/01/2035	100	106
2.713% due 05/25/2035	1,837	1,950
2.814% due 08/01/2035	192	204
3.314% due 09/25/2020	20,000	21,681
4.000% due 02/25/2019	92	97
5.000% due 08/25/2033	48	56
5.335% due 11/01/2035	115	124
5.500% due 04/25/2033 - 06/25/2037	5,234	6,439
5.625% due 04/17/2028 - 07/15/2037	47,925	68,356
5.900% due 07/25/2042	19	23
6.000% due 10/25/2021 - 04/18/2036	16,233	18,968
6.080% due 09/01/2028	1,800	2,492
6.210% due 08/06/2038	12,900	19,629
6.250% due 05/15/2029	5,000	7,190
6.577% due 05/25/2032	30	30
6.625% due 11/15/2030 (j)	9,000	13,722

8.100% due 08/12/2019	200	287
Federal Farm Credit Bank
5.125% due 07/09/2029	500	635
5.750% due 12/07/2028	20	28
Federal Home Loan Bank
6.640% due 12/13/2016	50	61
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	64,814
Freddie Mac
0.000% due 03/15/2031	22,400	12,171
0.359% due 07/15/2019 - 10/15/2020	668	668
0.439% due 02/15/2019	308	309
0.559% due 12/15/2030	3	3
0.609% due 01/15/2033	15	15
0.709% due 09/15/2030	6	6
1.360% due 10/25/2044 - 02/25/2045	94	94
2.500% due 05/17/2018	1,390	1,402
2.724% due 10/01/2035	141	151
2.726% due 06/01/2035	75	80
2.850% due 04/01/2035	197	209
4.000% due 06/15/2041	11,481	12,396
5.000% due 08/15/2020 - 12/01/2038	3,732	4,066
5.400% due 03/17/2021	500	577
5.500% due 02/15/2024	65	74
6.000% due 06/15/2035 - 10/01/2037	25,316	29,227
6.250% due 07/15/2032	1,800	2,682
6.500% due 10/25/2043	138	162
6.750% due 03/15/2031	10,100	15,539
8.250% due 06/01/2016	130	162
Ginnie Mae
1.750% due 05/20/2030	158	165
5.000% due 03/20/2040	9,971	11,740
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	45,126	34,942
5.500% due 09/18/2023 - 09/18/2033	117,122	155,604
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	378,302	251,768
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	32,619
Small Business Administration
5.290% due 12/01/2027	1,076	1,233
5.510% due 11/01/2027	288	334
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	30,821
4.875% due 01/15/2048	4,050	5,075
5.250% due 09/15/2039	17,400	22,915
5.375% due 04/01/2056	14,983	20,425
5.880% due 04/01/2036	21,400	29,759
6.235% due 07/15/2045	1,022	1,292
7.125% due 05/01/2030	45,000	69,099

Total U.S. Government Agencies (Cost $909,178)		1,082,934

U.S. TREASURY OBLIGATIONS 28.6%
U.S. Treasury Bonds
2.750% due 11/15/2042	29,800	28,622
3.125% due 11/15/2041 (g)(h)(k)(l)	174,000	181,477
4.250% due 11/15/2040 (g)(h)(l)	137,050	174,439
4.375% due 11/15/2039	11,400	14,783
4.375% due 05/15/2041 (g)(h)(l)	174,100	226,112
4.500% due 05/15/2038	82,300	108,366
4.750% due 02/15/2041	42,600	58,535
5.250% due 11/15/2028	110,000	151,714
5.375% due 02/15/2031 (h)	75,500	107,529
5.500% due 08/15/2028	15,300	21,585
6.000% due 02/15/2026 (g)(h)(k)	105,700	152,720
6.250% due 08/15/2023	650	931
6.250% due 05/15/2030	80,600	124,388
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2042	34,601	37,950
1.250% due 07/15/2020	26,517	31,464
2.000% due 01/15/2026	6,876	9,020
U.S. Treasury Strips
0.000% due 11/15/2032	52,000	29,350
0.000% due 05/15/2033	8,800	4,875
0.000% due 11/15/2033	18,800	10,218
0.000% due 05/15/2034	10,700	5,712
0.000% due 02/15/2036	29,600	15,108
0.000% due 05/15/2037	141,100	67,457
0.000% due 05/15/2039	13,100	5,898
0.000% due 11/15/2039	225,300	99,515
0.000% due 05/15/2040	19,850	8,596
0.000% due 08/15/2040	43,900	18,799
0.000% due 11/15/2040	110,700	46,920
0.000% due 02/15/2041	29,180	12,275

0.000% due 05/15/2042	1,300	516

Total U.S. Treasury Obligations (Cost $1,711,316)		1,754,874

MORTGAGE-BACKED SECURITIES 3.5%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,936
American Home Mortgage Assets LLC
1.085% due 11/25/2046	2,855	1,557
American Home Mortgage Investment Trust
2.526% due 02/25/2045	38	37
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049	1,041	1,041
5.685% due 06/10/2049	970	970
Banc of America Funding Corp.
2.619% due 05/25/2035	59	61
2.687% due 02/20/2036	2,110	2,101
5.621% due 01/20/2047 ^	127	93
Banc of America Large Loan Trust
0.719% due 08/15/2029	74	73
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	27,464	27,481
Banc of America Mortgage Trust
6.500% due 09/25/2033	4	4
Banc of America Re-REMIC Trust
5.688% due 02/24/2051	5,300	6,127
5.751% due 12/24/2049	8,800	9,794
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	763
7.226% due 10/11/2037	89	93
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	801	814
2.470% due 10/25/2035	353	342
2.570% due 03/25/2035	3,268	3,307
2.662% due 10/25/2035	1,496	1,525
2.831% due 11/25/2030	173	178
3.010% due 02/25/2034	48	48
3.023% due 05/25/2034	28	28
3.078% due 03/25/2035	333	336
3.099% due 05/25/2047 ^	4,032	3,188
3.117% due 11/25/2034	115	112
Bear Stearns Alt-A Trust
2.924% due 11/25/2036	443	297
2.964% due 11/25/2036	273	177
3.001% due 09/25/2035	11,962	9,450
CC Funding Corp.
0.340% due 05/25/2048	108	73
Chase Mortgage Finance Corp.
2.900% due 03/25/2037	1,392	1,228
5.500% due 11/25/2035	5,000	4,903
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037	111	62
1.010% due 08/25/2035	541	387
2.270% due 09/25/2035	573	569
2.340% due 09/25/2035	410	405
2.530% due 10/25/2035	17,353	16,152
2.570% due 10/25/2035	257	248
Commercial Mortgage Pass-Through Certificates
0.435% due 02/05/2019	146	143
Countrywide Alternative Loan Trust
0.400% due 09/25/2046	3,398	2,344
0.406% due 12/20/2046	1,973	1,259
0.421% due 03/20/2046	468	311
0.490% due 02/25/2037	216	140
5.500% due 03/25/2036	251	184
6.250% due 08/25/2037 ^	359	263
Countrywide Home Loan Mortgage Pass-Through Trust
0.440% due 05/25/2035	213	168
0.530% due 03/25/2035	648	406
0.550% due 06/25/2035	187	161
2.628% due 02/20/2036	381	293
2.783% due 02/20/2036	342	296
2.803% due 02/20/2035	144	135
2.860% due 08/25/2034	347	307
2.919% due 04/20/2035	87	87
2.934% due 11/25/2034	330	302
3.026% due 08/25/2034	112	98
5.250% due 05/25/2035	223	67
Credit Suisse First Boston Mortgage Securities Corp.
2.559% due 07/25/2033	88	88
2.687% due 08/25/2033	52	53
3.936% due 05/15/2038	205	205
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	581

DBUBS Mortgage Trust
1.562% due 07/12/2044	9,460	9,741
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	13	12
Downey Savings & Loan Association Mortgage Loan Trust
0.470% due 08/19/2045	356	295
First Horizon Mortgage Pass-Through Trust
2.611% due 12/25/2033	130	130
2.613% due 08/25/2035	101	99
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	1,156	1,186
GMAC Mortgage Corp. Loan Trust
3.632% due 06/25/2034	64	63
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,534
GS Mortgage Securities Corp.
4.473% due 03/10/2044	2,600	2,983
GSR Mortgage Loan Trust
2.660% due 09/25/2035	291	294
5.127% due 11/25/2035	66	65
Harborview Mortgage Loan Trust
0.390% due 07/19/2046	4,209	2,492
0.400% due 01/19/2038	1,237	959
0.450% due 03/19/2036	417	271
3.103% due 07/19/2035	532	502
Indymac Index Mortgage Loan Trust
0.410% due 06/25/2047	1,509	984
2.651% due 12/25/2034	62	55
2.880% due 04/25/2037	301	200
5.049% due 04/25/2037 ^	698	473
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046	11,400	12,889
5.429% due 12/12/2043	600	687
JPMorgan Mortgage Trust
3.031% due 07/25/2035	10,903	11,237
4.963% due 02/25/2035	37	38
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	10
5.020% due 08/15/2029	1,140	1,202
5.866% due 09/15/2045	3,200	3,831
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046	1,321	913
2.630% due 11/21/2034	600	624
MASTR Alternative Loans Trust
5.500% due 01/25/2025	320	323
Mellon Residential Funding Corp.
0.649% due 12/15/2030	203	203
0.909% due 11/15/2031	179	177
Merrill Lynch Floating Trust
0.751% due 07/09/2021	1,931	1,923
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035	21	20
1.214% due 10/25/2035	39	38
1.760% due 10/25/2035	228	225
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	587	512
2.545% due 05/25/2033	51	52
2.731% due 02/25/2034	35	36
3.195% due 05/25/2033	25	26
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.949% due 08/12/2049	3,700	4,303
Morgan Stanley Capital Trust
5.332% due 12/15/2043	495	571
Prime Mortgage Trust
0.610% due 02/25/2034	12	11
Residential Accredit Loans, Inc. Trust
0.420% due 04/25/2046	366	173
6.000% due 06/25/2036	169	130
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^	458	207
Structured Adjustable Rate Mortgage Loan Trust
0.430% due 05/25/2037	527	358
1.572% due 01/25/2035	157	112
2.680% due 12/25/2034	654	617
2.797% due 08/25/2035	72	66
Structured Asset Mortgage Investments, Inc.
0.420% due 04/25/2036	2,131	1,415
0.430% due 05/25/2036	465	308
0.460% due 07/19/2035	159	152
0.490% due 02/25/2036	1,005	677
0.520% due 12/25/2035	16	11
0.870% due 10/19/2034	65	64
Structured Asset Securities Corp.
2.555% due 01/25/2032	33	28
2.584% due 02/25/2032	30	30

Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	1,905	1,876
5.307% due 07/15/2041	490	516
5.736% due 05/15/2043	2,500	2,886
WaMu Mortgage Pass-Through Certificates
0.480% due 12/25/2045	191	178
0.500% due 10/25/2045	2,550	2,436
0.520% due 01/25/2045	131	129
0.866% due 02/25/2047	1,409	1,057
0.866% due 03/25/2047	841	602
0.895% due 01/25/2047	5	4
0.926% due 04/25/2047	3,035	2,733
1.166% due 08/25/2046	4,536	3,605
1.339% due 05/25/2041	54	54
1.565% due 08/25/2042	5	4
2.426% due 12/25/2036 ^	802	634
2.511% due 05/25/2046	89	76
2.511% due 10/25/2046	14	12
2.538% due 09/25/2046	49	42
2.538% due 11/25/2046	153	138
2.569% due 03/25/2034	564	575
4.999% due 02/25/2037	1,344	1,102
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.136% due 05/25/2046	1,036	649
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	15,089
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	62	62
2.626% due 09/25/2034	305	317
2.627% due 03/25/2036	2,253	2,203

Total Mortgage-Backed Securities (Cost $195,070)		216,367

ASSET-BACKED SECURITIES 0.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,696	7,525
Amortizing Residential Collateral Trust
0.790% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034	16	15
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	267	273
Bear Stearns Asset-Backed Securities Trust
3.025% due 10/25/2036	74	56
3.161% due 07/25/2036	273	201
Centex Home Equity
4.680% due 06/25/2032	325	334
Citigroup Mortgage Loan Trust, Inc.
0.270% due 07/25/2045	29	21
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036	294	284
0.690% due 12/25/2031	12	7
Credit-Based Asset Servicing and Securitization LLC
0.280% due 01/25/2037	42	15
0.330% due 07/25/2037	44	22
Equity One ABS, Inc.
5.199% due 07/25/2034	925	950
First NLC Trust
0.280% due 08/25/2037	29	13
Fremont Home Loan Trust
0.320% due 02/25/2036	4	4
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036	2	1
GSAMP Trust
0.280% due 12/25/2036	10	5
HSBC Home Equity Loan Trust
0.481% due 01/20/2035	90	88
Lehman ABS Mortgage Loan Trust
0.300% due 06/25/2037	29	15
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034	5	4
MASTR Asset-Backed Securities Trust
0.290% due 05/25/2037	9	9
MESA Trust
1.010% due 12/25/2031	69	53
New Century Home Equity Loan Trust
0.580% due 08/25/2034	17	15
5.035% due 08/25/2035	483	454
Residential Asset Securities Corp. Trust
5.010% due 04/25/2033	741	732
Securitized Asset-Backed Receivables LLC
0.340% due 05/25/2037 ^	87	49
SLM Student Loan Trust
0.815% due 10/25/2017	3,644	3,661
1.815% due 04/25/2023	21,079	21,992

Soundview Home Loan Trust
0.290% due 06/25/2037		29	27

Total Asset-Backed Securities (Cost $34,697)			36,826

SOVEREIGN ISSUES 5.4%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,626
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	16,200
6.500% due 06/10/2019		2,100	2,583
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,737
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,700	20,440
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	11,989
7.375% due 09/18/2037		720	1,124
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,840
5.750% due 10/12/2110		10,400	12,584
5.950% due 03/19/2019		18,800	23,218
6.050% due 01/11/2040		8,425	11,340
6.750% due 09/27/2034		428	618
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	18,149
4.600% due 06/02/2039		2,300	2,775
4.700% due 06/02/2037		7,400	8,975
Province of Quebec
4.250% due 12/01/2043		62,600	71,672
5.750% due 12/01/2036		75,000	101,593
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	15,014
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,829

Total Sovereign Issues (Cost $297,879)			333,306

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)		3,712	131

Total Common Stocks (Cost $108)			131

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		7,300	8,942

Total Convertible Preferred Securities (Cost $6,263)			8,942

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 01/30/2013 (d)		46	338

Total Preferred Securities (Cost $465)			338

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.0%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 06/28/2013		$23,100	23,053
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		7,000	6,917

			29,970

U.S. TREASURY BILLS 0.1%
0.146% due 11/14/2013 - 12/12/2013 (b)(i)		2,758	2,754

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 8.4%
PIMCO Short-Term Floating NAV Portfolio	51,632,368	516,685

Total Short-Term Instruments (Cost $549,404)		549,409

Total Investments 112.8% (Cost $6,192,145)		$6,922,750
Written Options (n) (0.0%) (Premiums $5,482)		(1,322)
Other Assets and Liabilities (Net) (12.8%)		(782,030)

Net Assets 100.0%		$6,139,398

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $640,691 at a weighted average interest rate of 0.241%.

(g)	Securities with an aggregate market value of $4,402 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $415,597 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.260%	12/18/2012	01/18/2013	$13,125	$(13,126)
DEU	0.310%	11/23/2012	01/24/2013	32,879	(32,890)
JPS	0.320%	12/10/2012	01/11/2013	198,429	(198,469)
RDR	0.320%	12/07/2012	01/07/2013	57,521	(57,534)
	0.330%	12/04/2012	01/04/2013	41,709	(41,720)
	0.330%	12/14/2012	01/03/2013	10,455	(10,457)
SAL	0.270%	12/03/2012	01/10/2013	73,015	(73,032)

					$(427,228)

(i)	Securities with an aggregate market value of $2,754 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(j)	Securities with an aggregate market value of $256 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2013	69	$(184)

(k)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,015 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$120,000	$(254)	$(254)

(l)	Securities with an aggregate market value of $2,033 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(m)	OTC swap agreements outstanding as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	211,800	$2,478	$152	$2,326

(n)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$5,700	$6	$(5)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	5,700	22	(5)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013	42,700	32	(12)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	02/19/2013	30,000	41	(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	72,700	145	(25)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	356,200	1,309	(311)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	63,500	1,356	(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	87,800	825	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	610,000	985	(534)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	30,800	31	(48)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	30,800	45	(27)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	23,100	51	(44)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	35,000	83	(31)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	19,500	59	(43)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	23,900	61	(64)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	23,900	64	(53)

							$5,115	$(1,243)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$(79)

(o)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011 - 06/09/2011	$3,840	$4,330	0.07%

(p)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$12,000	$12,982	$(13,001)
Fannie Mae	6.000%	01/01/2043	5,000	5,490	(5,462)
Freddie Mac	5.500%	01/01/2043	1,000	1,079	(1,079)

				$19,551	$(19,542)

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	CAD	10		$10	BRC	$0	$0	$0
01/2013		$10	CAD	10	BPS	0	0	0
02/2013	BRL	2,570		$1,250	HUS	0	0	0
02/2013	CNY	184,379		29,139	RYL	0	(169)	(169)
02/2013		$61,869	BRL	127,222	HUS	5	0	5
02/2013		7		15	UAG	0	0	0
02/2013		7,458	CNY	47,373	CBK	73	0	73
02/2013		7,090		45,000	HUS	63	0	63
02/2013		14,596		92,006	UAG	29	0	29
03/2013	CAD	169,322		$171,818	DUB	1,874	0	1,874
03/2013		54,409		55,098	RBC	489	0	489
03/2013	EUR	13,953		18,149	CBK	0	(281)	(281)
03/2013	GBP	7,169		11,481	JPM	0	(162)	(162)
03/2013		$1,511	CAD	1,491	JPM	0	(14)	(14)
04/2013		374	MXN	4,888	JPM	1	0	1
04/2013		81		1,073	MSC	1	0	1
04/2013		87		1,136	UAG	0	0	0
04/2014	CNY	56,844		$8,933	HUS	0	(13)	(13)
04/2014		$9,247	CNY	56,843	RYL	0	(301)	(301)

						$2,535	$(940)	$1,595

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$807,250	$0	$807,250
Industrials	0	1,105,323	17,580	1,122,903
Utilities	0	534,576	0	534,576
Municipal Bonds & Notes
California	0	144,572	0	144,572
Colorado	0	12,177	0	12,177
District of Columbia	0	9,607	0	9,607
Florida	0	2,268	0	2,268
Georgia	0	5,705	0	5,705
Illinois	0	729	0	729
Iowa	0	145	0	145
Michigan	0	13,829	0	13,829
Mississippi	0	3,904	0	3,904
New Jersey	0	48,893	0	48,893
New York	0	80,063	0	80,063
Ohio	0	32,033	0	32,033
Pennsylvania	0	4,164	0	4,164
Texas	0	114,946	0	114,946
West Virginia	0	1,859	0	1,859
U.S. Government Agencies	0	1,082,934	0	1,082,934
U.S. Treasury Obligations	0	1,754,874	0	1,754,874
Mortgage-Backed Securities	0	210,240	6,127	216,367
Asset-Backed Securities	0	29,301	7,525	36,826
Sovereign Issues	0	330,680	2,626	333,306
Common Stocks
Financials	131	0	0	131
Convertible Preferred Securities
Banking & Finance	0	8,942	0	8,942
Preferred Securities
Banking & Finance	0	0	338	338
Short-Term Instruments
Certificates of Deposit	0	29,970	0	29,970
U.S. Treasury Bills	0	2,754	0	2,754
Central Funds Used for Cash Management Purposes	516,685	0	0	516,685
	$516,816	$6,371,738	$34,196	$6,922,750

Short Sales, at value	$0	$(19,542)	$0	$(19,542)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	2,535	0	2,535
Interest Rate Contracts	0	2,326	0	2,326
	$0	$4,861	$0	$4,861

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(940)	0	(940)
Interest Rate Contracts	(184)	(1,497)	(79)	(1,760)

	$(184)	$(2,437)	$(79)	$(2,700)

Totals	$516,632	$6,354,620	$34,117	$6,905,369

(ii) There were assets and liabilities valued at $8,943 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,186	$13,985	$(111)	$(7)	$(3)	$530	$0	$0	$17,580	$535
Mortgage-Backed Securities	0	0	0	0	0	0	6,127	0	6,127	0
Asset-Backed Securities	7,054	0	0	20	0	451	0	0	7,525	451
Sovereign Issues	2,414	0	0	99	0	113	0	0	2,626	113
Preferred Securities
Banking & Finance	344	0	0	0	0	(6)	0	0	338	(6)

	$12,998	$13,985	$(111)	$112	$(3)	$1,088	$6,127	$0	$34,196	$1,093
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(68)	$0	$0	$0	$0	$(11)	$0	$0	$(79)	$(11)

Totals	$12,930	$13,985	$(111)	$112	$(3)	$1,077	$6,127	$0	$34,117	$1,082

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$17,580	Third Party Vendor	Broker Quote	101.75 - 114.00
Mortgage-Backed Securities	6,127	Benchmark Pricing	Base Price	116.13
Asset-Backed Securities	7,525	Benchmark Pricing	Base Price	97.77
Sovereign Issues	2,626	Benchmark Pricing	Base Price	55.00
Preferred Securities
Banking & Finance	338	Benchmark Pricing	Base Price	$ 7,393.89
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(79)	Indicative Market Quotations	Broker Quote	0.19

Total	$34,117

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.5%
Arch Coal, Inc.
5.750% due 05/16/2018		$499	$505
CSC Holdings LLC
1.962% due 03/29/2016		4,987	5,009
EP Energy LLC
5.000% due 05/24/2018		6,500	6,554
Fortescue Metals Group Ltd.
5.250% due 10/18/2017		9,476	9,572
Hertz Corp.
3.750% due 03/11/2018		2,000	2,006
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		4,000	4,013
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		2,993	3,033
RPI Finance Trust
3.500% due 05/09/2018		2,489	2,513
Springleaf Financial Funding Co.
5.500% due 05/10/2017		11,500	11,453
Vodafone Americas Finance
6.250% due 07/24/2016		5,156	5,324
6.875% due 08/17/2015		14,619	14,985

Total Bank Loan Obligations (Cost $63,993)			64,967

CORPORATE BONDS & NOTES 69.1%
BANKING & FINANCE 22.1%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		800	830
Allstate Corp.
6.500% due 05/15/2067		1,000	1,069
American International Group, Inc.
5.850% due 01/16/2018		2,380	2,819
6.250% due 05/01/2036		3,680	4,754
8.175% due 05/15/2068		3,000	3,922
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	7,282
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,675
5.750% due 01/18/2017		500	550
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,080
Banco de Credito del Peru
5.375% due 09/16/2020		3,000	3,352
Banco do Brasil S.A.
3.875% due 10/10/2022		8,200	8,282
4.500% due 01/20/2016	EUR	2,000	2,817
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$27,000	28,687
Banco Santander Chile
3.875% due 09/20/2022		17,000	17,450
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		1,500	1,530
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,961
Bank of America Corp.
5.625% due 07/01/2020		1,750	2,076
5.875% due 02/07/2042		1,500	1,873
Bank of Montreal
2.550% due 11/06/2022		1,100	1,090
Bank One Capital
8.750% due 09/01/2030		275	379
Banque PSA Finance S.A.
3.500% due 01/17/2014	EUR	3,000	4,008
3.875% due 01/14/2015		7,000	9,456
4.250% due 02/25/2016		5,400	7,362
Barclays Bank PLC
10.179% due 06/12/2021		$4,940	6,752
14.000% due 06/15/2019 (b)	GBP	3,350	7,294
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	2,122
BBVA Banco Continental S.A.
5.000% due 08/26/2022		7,800	8,346
BBVA Bancomer S.A.
4.500% due 03/10/2016		5,000	5,337
6.500% due 03/10/2021		9,000	10,035
6.750% due 09/30/2022		5,000	5,637

Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,630
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,286
BNP Paribas S.A.
5.186% due 06/29/2015 (b)		4,100	3,977
7.195% due 06/25/2037 (b)		3,000	3,090
7.195% due 06/30/2049 (b)		400	412
7.781% due 07/02/2018 (b)	EUR	1,000	1,471
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,330	3,456
Capital One Capital
8.875% due 05/15/2040		9,300	9,300
10.250% due 08/15/2039		1,000	1,000
Citigroup, Inc.
0.851% due 05/31/2017	EUR	2,500	3,069
1.458% due 11/30/2017		5,000	6,219
5.950% due 01/30/2023 (b)		$6,600	6,691
6.000% due 08/15/2017		200	236
6.125% due 08/25/2036		800	873
6.875% due 03/05/2038		630	830
8.125% due 07/15/2039		20,150	30,191
Credit Agricole S.A.
5.136% due 02/24/2016 (b)	GBP	2,800	3,732
8.125% due 10/26/2019 (b)		200	337
8.375% due 10/13/2019 (b)		$4,100	4,366
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		5,600	5,852
E*TRADE Financial Corp.
6.000% due 11/15/2017		350	360
6.375% due 11/15/2019		2,000	2,060
Eksportfinans ASA
2.000% due 09/15/2015		500	479
Export-Import Bank of Korea
4.000% due 01/11/2017		2,800	3,049
Fidelity National Financial, Inc.
5.500% due 09/01/2022		8,925	9,887
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		14,000	14,606
5.875% due 08/02/2021		600	699
6.625% due 08/15/2017		3,700	4,326
7.000% due 04/15/2015		4,700	5,252
8.000% due 12/15/2016		10,600	12,822
8.125% due 01/15/2020		500	642
8.700% due 10/01/2014		400	450
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		4,800	5,476
5.950% due 01/18/2018		9,500	11,063
6.125% due 02/15/2033		1,900	2,226
6.250% due 02/01/2041		1,700	2,088
6.450% due 05/01/2036		1,000	1,098
6.750% due 10/01/2037		18,900	21,436
7.500% due 02/15/2019		5,500	6,924
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		3,000	3,404
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,366
HBOS Capital Funding LP
6.461% due 11/30/2018 (b)	GBP	2,615	3,863
HBOS PLC
6.000% due 11/01/2033		$400	366
6.750% due 05/21/2018		5,660	6,120
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,210
6.500% due 03/15/2041		5,000	5,817
HSBC Bank USA N.A.
7.000% due 01/15/2039		6,750	9,133
HSBC Capital Funding LP
10.176% due 06/30/2030 (b)		4,000	5,490
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	18,995
HSBC Holdings PLC
5.100% due 04/05/2021		300	355
6.100% due 01/14/2042		1,100	1,465
6.500% due 09/15/2037		4,800	5,996
6.800% due 06/01/2038		10,000	12,799
7.350% due 11/27/2032		1,550	1,901
7.625% due 05/17/2032		1,300	1,688
HSBC USA, Inc.
5.000% due 09/27/2020		7,000	7,649
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,951
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,000	8,210
5.500% due 08/06/2022		5,100	5,368
5.750% due 01/22/2021		5,000	5,375

JPMorgan Chase & Co.
4.350% due 08/15/2021		2,600	2,910
4.400% due 07/22/2020		5,000	5,648
4.625% due 05/10/2021		7,300	8,330
5.400% due 01/06/2042		11,500	13,872
6.400% due 05/15/2038		3,000	4,025
7.900% due 04/30/2018 (b)		10,400	11,826
JPMorgan Chase Bank N.A.
0.871% due 05/31/2017	EUR	10,900	13,991
Korea Development Bank
3.000% due 09/14/2022		$5,800	5,785
3.500% due 08/22/2017		2,200	2,359
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,504
7.588% due 05/12/2020	GBP	10,000	17,097
7.625% due 12/09/2019		2,000	3,421
7.869% due 08/25/2020		3,474	6,030
15.000% due 12/21/2019		2,200	5,111
15.000% due 12/21/2019	EUR	4,400	8,215
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (b)		$2,800	3,244
Masonite International Corp.
8.250% due 04/15/2021		3,500	3,762
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	9,067
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		17,500	21,112
6.875% due 11/15/2018		3,146	3,854
7.750% due 05/14/2038		7,700	10,031
MetLife Capital Trust
9.250% due 04/08/2068		9,800	13,573
Morgan Stanley
6.375% due 07/24/2042		10,400	12,203
6.625% due 04/01/2018		9,550	11,264
7.300% due 05/13/2019		2,200	2,675
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	12,588
National Rural Utilities Cooperative Finance Corp.
4.023% due 11/01/2032		2,178	2,255
Nationstar Mortgage LLC
7.875% due 10/01/2020		2,000	2,120
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,552
Nile Finance Ltd.
5.250% due 08/05/2015		100	100
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,960
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	534
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,000	23,790
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,266
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	1,000	1,394
5.375% due 10/01/2029	GBP	3,600	6,149
Piper Jaffray Cos.
4.811% due 11/30/2015		$4,300	4,296
Prudential Financial, Inc.
5.875% due 09/15/2042		4,500	4,742
QBE Capital Funding Ltd.
7.250% due 05/24/2041		4,000	4,146
Rabobank Group
5.250% due 05/24/2041		9,300	10,931
6.875% due 03/19/2020	EUR	2,000	2,948
11.000% due 06/30/2019 (b)		$3,800	5,171
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,750
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	2,800	4,185
7.648% due 09/30/2031 (b)		$9,836	10,033
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.000% due 06/03/2021		3,100	3,234
6.299% due 05/15/2017		2,500	2,775
Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	8,300	9,329
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,410	1,545
5.499% due 07/07/2015		2,225	2,416
5.717% due 06/16/2021		5,900	6,619
6.125% due 02/07/2022		1,100	1,260
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,356
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,025

SLM Corp.
0.615% due 01/27/2014		5,000	4,954
5.000% due 10/01/2013		500	514
5.375% due 05/15/2014		400	420
5.625% due 08/01/2033		9,100	8,486
8.450% due 06/15/2018		22,052	25,911
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		1,895	2,572
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	96	183
UBS AG
5.750% due 04/25/2018		$1,100	1,307
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022		3,200	3,456
Wachovia Corp.
0.653% due 10/28/2015		5,000	4,928
WEA Finance LLC
6.750% due 09/02/2019		2,500	3,099
Weyerhaeuser Co.
6.875% due 12/15/2033		1,236	1,477
6.950% due 10/01/2027		3,610	4,188
7.375% due 10/01/2019		8,000	9,893
7.375% due 03/15/2032		21,214	26,749
7.950% due 03/15/2025		200	253
8.500% due 01/15/2025		2,645	3,522

			924,599

INDUSTRIALS 35.3%
AbbVie, Inc.
4.400% due 11/06/2042		7,000	7,450
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		1,800	1,908
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	3,248
8.125% due 09/15/2030		1,850	2,546
Alcoa, Inc.
5.900% due 02/01/2027		7,370	7,594
ALROSA Finance S.A.
7.750% due 11/03/2020		6,050	7,048
Altria Group, Inc.
4.250% due 08/09/2042		2,500	2,427
9.950% due 11/10/2038		10,200	16,816
10.200% due 02/06/2039		2,200	3,683
America Movil S.A.B. de C.V.
4.375% due 07/16/2042		26,500	27,582
5.000% due 10/16/2019		1,150	1,339
6.125% due 03/30/2040		400	529
American Airlines Pass-Through Trust
5.250% due 07/31/2022		3,789	3,983
7.000% due 07/31/2019		1,432	1,482
8.625% due 04/15/2023		3,667	3,804
10.375% due 01/02/2021		9,179	9,730
American Airlines, Inc.
7.500% due 03/15/2016 ^		4,200	4,546
American Tower Corp.
5.050% due 09/01/2020		2,300	2,581
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,759
5.150% due 11/15/2041		24,617	27,729
5.375% due 05/15/2043		1,200	1,416
6.400% due 02/01/2039		15,690	20,331
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	2,081
Anadarko Petroleum Corp.
6.200% due 03/15/2040		8,110	10,012
6.375% due 09/15/2017		400	478
6.450% due 09/15/2036		7,900	9,905
7.000% due 11/15/2027		600	656
7.950% due 06/15/2039		7,931	11,468
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		4,000	4,120
ArcelorMittal
7.250% due 03/01/2041		5,500	5,105
7.500% due 10/15/2039		4,900	4,609
Arch Coal, Inc.
9.875% due 06/15/2019		1,400	1,463
Asciano Finance Ltd.
6.000% due 04/07/2023		5,000	5,617
Aviation Capital Group Corp.
6.750% due 04/06/2021		1,500	1,553
7.125% due 10/15/2020		5,500	5,801
Baidu, Inc.
3.500% due 11/28/2022		9,000	9,060

Barrick Gold Corp.
5.250% due 04/01/2042	12,200	13,429
5.800% due 11/15/2034	100	109
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,295
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,836
7.000% due 11/15/2035	4,030	5,077
7.375% due 01/15/2040	11,900	16,246
Braskem Finance Ltd.
5.750% due 04/15/2021	600	635
7.000% due 05/07/2020	2,000	2,265
7.375% due 10/04/2015 (b)	4,400	4,620
BRF Brasil Foods S.A.
5.875% due 06/06/2022	4,100	4,530
British Sky Broadcasting Group PLC
3.125% due 11/26/2022	14,810	14,772
Building Materials Corp. of America
6.750% due 05/01/2021	8,927	9,887
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	19,950	20,989
Cameron International Corp.
5.950% due 06/01/2041	5,000	6,252
7.000% due 07/15/2038	6,703	9,083
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,200	15,516
CC Holdings GS LLC
3.849% due 04/15/2023	9,000	9,164
Cemex Finance LLC
9.500% due 12/14/2016	5,000	5,462
CF Industries, Inc.
6.875% due 05/01/2018	9,500	11,614
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,500	2,752
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	2,000	2,085
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018	1,025	1,032
6.250% due 10/01/2040	17,500	17,075
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,900	3,084
5.000% due 05/02/2042	1,700	1,976
Comcast Corp.
4.650% due 07/15/2042	5,111	5,393
6.400% due 05/15/2038	3,000	3,836
6.400% due 03/01/2040	11,250	14,585
6.450% due 03/15/2037	5,000	6,421
6.550% due 07/01/2039	8,100	10,643
6.950% due 08/15/2037	3,400	4,614
CONSOL Energy, Inc.
6.375% due 03/01/2021	350	361
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,790	2,936
4.150% due 10/11/2025	2,550	2,684
7.250% due 05/10/2021	1,797	2,076
Continental Airlines, Inc.
6.750% due 09/15/2015	7,800	8,229
Continental Rubber Of America Corp.
4.500% due 09/15/2019	1,369	1,408
COX Communications, Inc.
4.700% due 12/15/2042	13,400	13,686
8.375% due 03/01/2039	5,500	8,447
CVS Pass-Through Trust
5.789% due 01/10/2026	4,379	4,992
5.880% due 01/10/2028	1,784	2,059
5.926% due 01/10/2034	6,120	7,387
6.943% due 01/10/2030	7,097	8,958
7.507% due 01/10/2032	13,033	17,230
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	4,372	5,005
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	4,800	5,129
8.750% due 06/15/2030	10,175	15,254
9.250% due 06/01/2032	1,160	1,854
Devon Financing Corp. ULC
7.875% due 09/30/2031	5,000	7,277
DISH DBS Corp.
5.000% due 03/15/2023	9,500	9,547
5.875% due 07/15/2022	1,500	1,620
Dow Chemical Co.
4.375% due 11/15/2042	10,000	9,945
5.250% due 11/15/2041	3,000	3,349
9.400% due 05/15/2039	4,200	6,920
El Paso LLC
6.950% due 06/01/2028	3,795	3,816
7.420% due 02/15/2037	2,980	3,124

7.800% due 08/01/2031		1,000	1,169
8.050% due 10/15/2030		3,825	4,466
El Paso Natural Gas Co.
8.375% due 06/15/2032		5,400	7,683
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		2,950	2,898
7.500% due 11/15/2040		5,000	6,853
Encana Corp.
5.150% due 11/15/2041		5,080	5,466
6.500% due 02/01/2038		9,250	11,579
Energy Transfer Partners LP
7.500% due 07/01/2038		13,234	17,128
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		7,700	8,882
Enterprise Products Operating LLC
4.450% due 02/15/2043		17,897	18,139
5.700% due 02/15/2042		7,150	8,381
6.875% due 03/01/2033		500	628
7.034% due 01/15/2068		2,550	2,923
7.550% due 04/15/2038		4,014	5,533
8.375% due 08/01/2066		1,600	1,827
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		3,350	3,744
Ford Motor Co.
7.400% due 11/01/2046		1,900	2,344
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,814
Georgia-Pacific LLC
7.250% due 06/01/2028		18,640	24,420
7.375% due 12/01/2025		2,000	2,728
7.750% due 11/15/2029		4,180	5,720
8.875% due 05/15/2031		9,820	14,734
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,800	9,724
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,917
Harvest Operations Corp.
6.875% due 10/01/2017		600	669
HCA, Inc.
4.750% due 05/01/2023		1,000	1,020
6.500% due 02/15/2020		11,300	12,741
8.500% due 04/15/2019		500	560
HD Supply, Inc.
8.125% due 04/15/2019		10,848	12,394
HeidelbergCement Finance Luxembourg S.A.
9.500% due 12/15/2018	EUR	4,000	6,796
Hess Corp.
6.000% due 01/15/2040		$1,500	1,832
HJ Heinz Finance Co.
7.125% due 08/01/2039		223	308
Huntsman International LLC
4.875% due 11/15/2020		6,400	6,504
Intel Corp.
4.800% due 10/01/2041		9,900	10,907
International Paper Co.
8.700% due 06/15/2038		1,500	2,231
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		1,000	1,140
6.500% due 02/01/2037		200	244
6.500% due 09/01/2039		8,100	9,964
6.550% due 09/15/2040		3,800	4,766
6.950% due 01/15/2038		14,250	18,766
7.400% due 03/15/2031		100	130
Kraft Foods Group, Inc.
5.000% due 06/04/2042		14,600	16,434
LyondellBasell Industries NV
5.750% due 04/15/2024		1,500	1,770
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	1,133
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		1,500	1,295
MGM Resorts International
10.375% due 05/15/2014		900	1,028
13.000% due 11/15/2013		2,600	2,889
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	4,014
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		7,400	7,899
Mongolian Mining Corp.
8.875% due 03/29/2017		4,935	5,305
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	614
Nakilat, Inc.
6.067% due 12/31/2033		400	488
National Oilwell Varco, Inc.
3.950% due 12/01/2042		11,100	11,259

NBCUniversal Media LLC
4.450% due 01/15/2043		7,500	7,602
New Gold, Inc.
6.250% due 11/15/2022		2,955	3,073
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		9,900	10,950
News America, Inc.
6.150% due 02/15/2041		5,100	6,465
6.650% due 11/15/2037		4,250	5,496
6.900% due 08/15/2039		2,500	3,276
Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	6,912
Norfolk Southern Corp.
3.950% due 10/01/2042		10,200	10,115
Northern Natural Gas Co.
4.100% due 09/15/2042		12,700	12,769
NVR, Inc.
3.950% due 09/15/2022		2,500	2,593
OGX Austria GmbH
8.375% due 04/01/2022		12,100	10,134
8.500% due 06/01/2018		500	453
ONEOK Partners LP
6.125% due 02/01/2041		4,900	5,880
6.650% due 10/01/2036		1,135	1,408
6.850% due 10/15/2037		4,298	5,480
Owens Corning
4.200% due 12/15/2022		1,400	1,425
Pacific Drilling Ltd.
7.250% due 12/01/2017		1,200	1,251
Packaging Corp. of America
3.900% due 06/15/2022		4,000	4,146
Petrobras International Finance Co.
5.375% due 01/27/2021		2,900	3,276
6.750% due 01/27/2041		500	634
Philip Morris International, Inc.
3.875% due 08/21/2042		4,000	4,026
6.375% due 05/16/2038		600	818
Pioneer Natural Resources Co.
6.875% due 05/01/2018		3,000	3,653
7.200% due 01/15/2028		6,000	7,651
7.500% due 01/15/2020		4,800	6,085
Precision Castparts Corp.
3.900% due 01/15/2043		14,000	14,378
Pride International, Inc.
6.875% due 08/15/2020		4,200	5,315
7.875% due 08/15/2040		9,600	14,094
Repsol International Finance BV
4.250% due 02/12/2016	EUR	1,000	1,408
Reynolds American, Inc.
7.250% due 06/15/2037		$5,000	6,562
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		6,500	6,727
6.875% due 02/15/2021		1,600	1,732
7.125% due 04/15/2019		1,100	1,188
8.250% due 02/15/2021		9,100	9,282
Rock-Tenn Co.
4.000% due 03/01/2023		2,000	2,034
4.900% due 03/01/2022		2,000	2,163
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,800	4,740
6.875% due 04/15/2040		11,740	10,625
7.500% due 07/15/2038		6,100	5,764
RZD Capital Ltd.
5.739% due 04/03/2017		5,250	5,893
SABMiller Holdings, Inc.
3.750% due 01/15/2022		7,600	8,214
4.950% due 01/15/2042		5,600	6,354
SandRidge Energy, Inc.
8.125% due 10/15/2022		5,600	6,160
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,868
Southwestern Energy Co.
4.100% due 03/15/2022		8,000	8,613
Studio City Finance Ltd.
8.500% due 12/01/2020		8,950	9,403
Teck Resources Ltd.
3.000% due 03/01/2019		1,685	1,738
5.400% due 02/01/2043		21,370	22,630
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		11,345	11,684
3.992% due 02/16/2016		1,610	1,679
4.797% due 02/21/2018	EUR	3,500	5,054
4.949% due 01/15/2015		$1,100	1,155
6.421% due 06/20/2016		5,000	5,545
7.045% due 06/20/2036		6,400	6,944

Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,834
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,373
Time Warner Cable, Inc.
4.500% due 09/15/2042		7,900	7,712
6.750% due 06/15/2039		4,000	5,078
Time Warner, Inc.
6.250% due 03/29/2041		11,200	13,841
6.500% due 11/15/2036		500	626
7.700% due 05/01/2032		1,890	2,644
TransCanada PipeLines Ltd.
7.625% due 01/15/2039		3,800	5,721
Transocean, Inc.
6.500% due 11/15/2020		2,900	3,515
6.800% due 03/15/2038		9,972	12,217
7.500% due 04/15/2031		1,100	1,368
Turlock Corp.
4.150% due 11/02/2042		17,500	17,716
Tyson Foods, Inc.
4.500% due 06/15/2022		16,913	18,374
U.S. Airways Pass-Through Trust
4.625% due 12/03/2026		9,000	9,157
6.750% due 12/03/2022		2,500	2,563
7.125% due 04/22/2025		1,038	1,168
8.000% due 04/01/2021		1,000	1,068
UAL Pass-Through Trust
10.400% due 05/01/2018		6,548	7,538
UnitedHealth Group, Inc.
4.625% due 11/15/2041		5,000	5,343
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		850	882
Univision Communications, Inc.
6.750% due 09/15/2022		3,250	3,372
UPC Holding BV
9.750% due 04/15/2018	EUR	500	709
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,250	2,486
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		400	382
Vale S.A.
5.625% due 09/11/2042		20,400	22,185
Verisk Analytics, Inc.
4.125% due 09/12/2022		850	871
Watson Pharmaceuticals, Inc.
4.625% due 10/01/2042		6,500	6,774
WellPoint, Inc.
4.625% due 05/15/2042		8,000	8,271
4.650% due 01/15/2043		14,992	15,639
Williams Cos., Inc.
7.875% due 09/01/2021		458	590
8.750% due 03/15/2032		2,416	3,351
Williams Partners LP
6.300% due 04/15/2040		6,000	7,342
Woodside Finance Ltd.
4.600% due 05/10/2021		8,926	9,846
Wynn Las Vegas LLC
5.375% due 03/15/2022		20,650	22,044

			1,474,946

UTILITIES 11.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,500	5,763
8.700% due 08/07/2018		9,000	11,691
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		15,277	16,754
Appalachian Power Co.
6.375% due 04/01/2036		7,850	9,868
6.700% due 08/15/2037		2,300	3,020
AT&T, Inc.
4.300% due 12/15/2042		1,713	1,722
4.350% due 06/15/2045		15,174	15,258
6.500% due 09/01/2037		609	797
6.550% due 02/15/2039		1,283	1,687
BellSouth Corp.
6.875% due 10/15/2031		2,390	2,976
British Telecommunications PLC
9.625% due 12/15/2030		1,300	2,067
Bruce Mansfield Unit
6.850% due 06/01/2034		3,992	4,160
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		850	971
Cleco Power LLC
6.000% due 12/01/2040		6,100	7,253

Dominion Resources, Inc.
4.050% due 09/15/2042	10,000	9,884
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	1,950	1,950
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	5,100	6,173
E.ON International Finance BV
6.650% due 04/30/2038	1,200	1,640
Energy Future Holdings Corp.
10.000% due 01/15/2020	5,300	5,949
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	17,200	18,404
10.000% due 12/01/2020	17,600	19,932
Exelon Generation Co. LLC
5.600% due 06/15/2042	6,058	6,500
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,225	15,998
Florida Power & Light Co.
3.800% due 12/15/2042	25,400	25,500
Florida Power Corp.
3.850% due 11/15/2042	250	243
France Telecom S.A.
8.500% due 03/01/2031	600	899
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,000	2,055
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	6,000	7,844
8.146% due 04/11/2018	1,900	2,353
8.625% due 04/28/2034	6,050	8,737
9.250% due 04/23/2019	3,825	5,082
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	439
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	314
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,414
MarkWest Energy Partners LP
5.500% due 02/15/2023	2,741	2,988
6.250% due 06/15/2022	12,300	13,591
Narragansett Electric Co.
4.170% due 12/10/2042	5,050	5,009
NGPL PipeCo LLC
7.119% due 12/15/2017	8,600	9,417
7.768% due 12/15/2037	21,630	22,820
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	5,300	5,193
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	860
6.604% due 02/03/2021	10,800	12,717
NRG Energy, Inc.
8.250% due 09/01/2020	2,100	2,362
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,463
8.250% due 10/15/2038	2,950	4,711
Perusahaan Listrik Negara PT
5.250% due 10/24/2042	1,300	1,345
Plains All American Pipeline LP
4.300% due 01/31/2043	2,550	2,555
5.150% due 06/01/2042	24,100	27,177
6.650% due 01/15/2037	13,701	17,957
PSEG Power LLC
8.625% due 04/15/2031	1,500	2,189
Public Service Co. of Oklahoma
6.625% due 11/15/2037	360	466
Puget Energy, Inc.
5.625% due 07/15/2022	5,000	5,399
Puget Sound Energy, Inc.
5.764% due 07/15/2040	2,900	3,710
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	6,212
6.332% due 09/30/2027	6,700	8,596
6.750% due 09/30/2019	2,500	3,147
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	2,000	2,040
Shell International Finance BV
3.625% due 08/21/2042	3,000	2,977
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,496
Sprint Nextel Corp.
6.000% due 11/15/2022	7,500	7,744
Talent Yield Investments Ltd.
4.500% due 04/25/2022	645	705
Targa Resources Partners LP
5.250% due 05/01/2023	11,617	12,082
6.375% due 08/01/2022	1,500	1,642

Telecom Italia Capital S.A.
5.250% due 11/15/2013		1,000	1,030
7.200% due 07/18/2036		5,000	5,245
7.721% due 06/04/2038		1,901	2,067
TNK-BP Finance S.A.
7.250% due 02/02/2020		9,700	11,810
7.500% due 07/18/2016		2,500	2,906
7.875% due 03/13/2018		14,150	17,247
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	50,000	571
0.775% due 04/25/2013		10,000	115
1.094% due 04/25/2013		43,000	496
1.415% due 12/24/2013		30,000	342
1.470% due 10/28/2013		20,000	229
1.500% due 05/30/2014		68,000	771
1.850% due 07/28/2014		68,000	772
4.500% due 03/24/2014	EUR	3,600	4,832
4.750% due 02/28/2014	JPY	30,000	355
Verizon Communications, Inc.
3.850% due 11/01/2042		$16,675	16,418
6.000% due 04/01/2041		2,400	3,135

			488,208

Total Corporate Bonds & Notes (Cost $2,659,050)			2,887,753

MUNICIPAL BONDS & NOTES 6.3%
CALIFORNIA 2.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		5,300	7,345
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		8,900	12,983
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,714
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		6,300	8,736
7.500% due 04/01/2034		165	230
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,000	7,309
7.950% due 03/01/2036		9,300	11,566
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		2,600	3,022
7.804% due 03/01/2035		2,600	3,036
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	830
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,000	6,616
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		5,000	7,060
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,383
7.618% due 08/01/2040		4,500	5,966
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	8,282
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		1,700	2,109
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039		3,000	3,487
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,900
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036		300	376
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		3,500	4,081
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		5,050	6,730
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024		1,815	1,841
4.250% due 09/01/2028		2,450	2,514
5.000% due 09/01/2031		325	352
5.000% due 09/01/2034		1,000	1,074

			117,542

DISTRICT OF COLUMBIA 0.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046		5,000	6,081

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039		4,000	4,735

ILLINOIS 0.1%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,405

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,074
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,533

		3,607

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,825

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,462
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,035

		4,497

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,800	3,582
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,200	5,004
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,000	2,291
5.882% due 06/15/2044	3,000	4,006
6.011% due 06/15/2042	4,400	5,918
6.124% due 06/15/2042	700	820
6.491% due 06/15/2042	400	478
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,775
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	16,060

		43,934

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,669

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,938
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,772
7.834% due 02/15/2041	800	1,121

		11,831

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,800
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,250	2,835
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	2,152

		18,787

TENNESSEE 0.2%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	6,260	7,309

TEXAS 0.8%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,800	8,970
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	6,115
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,450

Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030		8,400	10,284

			34,819

Total Municipal Bonds & Notes (Cost $209,405)			262,041

U.S. TREASURY OBLIGATIONS 25.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(h)		323,000	310,787
3.000% due 05/15/2042 (f)(h)(i)		65,000	65,985
3.125% due 11/15/2041		4,000	4,172
3.125% due 02/15/2042 (f)(h)(i)		120,800	125,877
3.750% due 08/15/2041 (f)(h)(i)		260,050	304,624
4.250% due 11/15/2040 (f)(i)		67,000	85,278
4.375% due 05/15/2041 (e)(f)(h)		9,700	12,598
U.S. Treasury Notes
1.625% due 11/15/2022 (f)		132,000	130,412
1.750% due 05/15/2022 (i)		5,500	5,542
U.S. Treasury Strips
0.000% due 08/15/2042		2,900	1,136
0.000% due 11/15/2042		6,400	2,485

Total U.S. Treasury Obligations (Cost $1,031,004)			1,048,896

MORTGAGE-BACKED SECURITIES 1.4%
Banc of America Funding Corp.
5.750% due 03/25/2036		2,000	2,029
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		11,260	11,267
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.190% due 09/10/2047		1,720	1,920
Bear Stearns Adjustable Rate Mortgage Trust
3.117% due 11/25/2034		3,652	3,561
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		6,200	7,416
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	4,522	5,313
Chase Mortgage Finance Corp.
5.466% due 12/25/2037		$1,100	1,043
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,982
Countrywide Alternative Loan Trust
0.540% due 09/25/2035		1,804	1,160
Credit Suisse First Boston Mortgage Securities Corp.
2.333% due 02/25/2033		94	93
Deutsche ALT-A Securities, Inc.
0.350% due 07/25/2047		639	503
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	2,125
GSMPS Mortgage Loan Trust
0.560% due 03/25/2035		835	703
GSR Mortgage Loan Trust
2.907% due 04/25/2035		2,048	2,027
Homebanc Mortgage Trust
0.480% due 10/25/2035		822	648
Homestar Mortgage Acceptance Corp.
0.660% due 07/25/2034		167	164
Impac CMB Trust
0.850% due 10/25/2033		11	10
Indymac Index Mortgage Loan Trust
0.510% due 07/25/2035		936	746
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,045	3,515
Merrill Lynch Floating Trust
0.751% due 07/09/2021		800	783
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,630
Nomura Asset Acceptance Corp.
3.220% due 08/25/2035		1,594	1,485
Residential Accredit Loans, Inc. Trust
3.278% due 03/25/2035		1,598	1,196
3.308% due 02/25/2035		2,362	1,942
Residential Funding Mortgage Securities, Inc. Trust
3.459% due 02/25/2036		1,370	1,135
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	945
WaMu Mortgage Pass-Through Certificates
0.690% due 07/25/2044		1,150	1,046
2.342% due 11/25/2041		576	569

WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		700	717

Total Mortgage-Backed Securities (Cost $51,422)			58,673

ASSET-BACKED SECURITIES 0.8%
Access Group, Inc.
1.615% due 10/27/2025		736	748
ACE Securities Corp.
1.005% due 01/25/2035		1,738	1,473
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,300	7,138
Ameriquest Mortgage Securities, Inc.
0.680% due 10/25/2035		1,000	857
0.690% due 04/25/2035		1,000	912
1.080% due 07/25/2034		1,031	882
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		167	159
Bear Stearns Asset-Backed Securities Trust
0.760% due 10/25/2034		2,278	2,266
0.950% due 01/25/2034		12	10
Countrywide Asset-Backed Certificates
0.560% due 04/25/2036		5,900	5,314
Credit-Based Asset Servicing and Securitization LLC
1.110% due 11/25/2033		54	49
GSAMP Trust
0.790% due 11/25/2034		1,200	1,020
Home Equity Asset Trust
0.910% due 07/25/2035		2,200	1,835
IXIS Real Estate Capital Trust
0.990% due 06/25/2035		2,052	1,994
Lehman XS Trust
0.610% due 10/25/2035		1,112	994
Morgan Stanley ABS Capital
0.530% due 11/25/2035		3,143	3,000
Option One Mortgage Loan Trust
0.790% due 02/25/2032		1,353	1,226
Park Place Securities, Inc.
0.710% due 07/25/2035		3,000	2,711
RAAC Series
0.590% due 10/25/2046		251	159
Residential Asset Securities Corp. Trust
0.650% due 11/25/2035		200	139

Total Asset-Backed Securities (Cost $31,160)			32,886

SOVEREIGN ISSUES 6.4%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	16,600	33,260
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	14,700	18,934
4.305% due 03/06/2014		2,800	3,704
Brazil Government International Bond
5.625% due 01/07/2041		$5,000	6,575
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	200	98
10.000% due 01/01/2014		969	486
10.000% due 01/01/2017		7,509	3,870
Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/2016	EUR	58,600	82,776
4.750% due 06/01/2017		24,300	34,179
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	4,210
Russia Government International Bond
4.500% due 04/04/2022		3,200	3,672
5.625% due 04/04/2042		3,000	3,735
Spain Government International Bond
3.000% due 04/30/2015	EUR	20,000	26,391
3.250% due 04/30/2016		27,450	35,921
3.750% due 10/31/2015		8,100	10,775
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	219

Total Sovereign Issues (Cost $258,919)			268,805

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		26,550	1,427

Total Convertible Preferred Securities (Cost $1,327)		1,427

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	110,000	2,982

Total Preferred Securities (Cost $2,750)		2,982

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
0.000% due 06/28/2013	$8,000	7,984

COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	10,000	9,841
Santander S.A.
2.390% due 07/02/2013	1,000	992
2.690% due 10/01/2013	3,000	2,956

		13,789

REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.230% due 01/02/2013	11,100	11,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $11,319. Repurchase proceeds are $11,100.)

U.S. TREASURY BILLS 0.2%
0.147% due 02/14/2013 - 12/12/2013 (a)(g)(h)(i)	8,283	8,273

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 4.7%
PIMCO Short-Term Floating NAV Portfolio	19,776,449	197,903

Total Short-Term Instruments (Cost $238,995)		239,049

PURCHASED OPTIONS (k) 0.1%
(Cost $2,109)		2,104

Total Investments 116.5% (Cost $4,550,134)		$4,869,583
Written Options (l) (0.2%) (Premiums $6,690)		(6,859)
Other Assets and Liabilities (Net) (16.3%)		(682,283)

Net Assets 100.0%		$4,180,441

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $407,167 at a weighted average interest rate of 0.238%.

(e)	Securities with an aggregate market value of $1,965 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(f)	Securities with an aggregate market value of $283,684 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.140%	12/21/2012	01/04/2013	$24,262	$(24,263)
	0.300%	12/11/2012	01/08/2013	72,500	(72,513)
	0.300%	12/12/2012	01/08/2013	56,932	(56,942)
RBS	0.330%	12/06/2012	01/04/2013	35,344	(35,353)
RDR	0.330%	12/13/2012	01/03/2013	33,497	(33,503)
	0.330%	12/14/2012	01/03/2013	68,636	(68,647)

					$(291,221)

(g)	Securities with an aggregate market value of $6,093 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $49,550 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.IG-18 10-Year Index	1.000%	06/20/2022	$105,000	$(2,632)	$(799)
CDX.IG-19 5-Year Index	1.000%	12/20/2017	883,600	2,262	961
CDX.IG-19 10-Year Index	1.000%	12/20/2022	1,023,500	(31,771)	(2,176)

				$(32,141)	$(2,014)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	377,000	$161	$(240)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		$76,300	(162)	(161)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	41,200	(659)	(1,279)

						$(660)	$(1,680)

(i)	Securities with an aggregate market value of $6,181 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid /(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	2.461%		$1,600	$147	$64	$83
AES Corp.	MYC	5.000%	09/20/2016	2.461%		2,000	184	113	71
Anheuser-Busch InBev Worldwide, Inc.	BPS	1.000%	09/20/2017	0.653%	EUR	1,800	39	7	32
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.403%		1,500	36	(15)	51
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.403%		$7,000	126	(41)	167
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.403%	EUR	700	17	(7)	24
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.403%		600	14	(8)	22
ArcelorMittal	GST	1.000%	12/20/2015	2.650%		$1,100	(51)	(88)	37
Bank of America Corp.	DUB	1.000%	03/20/2013	0.207%		5,050	11	(77)	88
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	1.168%		55,900	(429)	(866)	437
Berkshire Hathaway Finance Corp.	MYC	1.000%	06/20/2015	0.735%		5,000	35	5	30
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.280%		5,200	104	(26)	130
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.280%		700	14	(4)	18
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.310%		100	2	1	1
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.280%		2,300	46	(21)	67
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.280%		4,900	98	(15)	113
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.275%		2,000	37	14	23
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.275%	EUR	600	15	(90)	105
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.364%		$100	2	0	2
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.364%		200	4	0	4
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.407%		300	7	3	4
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.275%		600	71	5	66
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.364%		4,200	87	4	83
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.684%		4,900	48	(41)	89
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.004%		1,100	0	(28)	28
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%		8,300	79	(57)	136
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.684%		3,200	31	(20)	51
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		200	0	(2)	2
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.604%		10,000	101	(91)	192
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		100	1	(1)	2
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%		7,700	73	(47)	120
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.528%		3,350	32	(30)	62
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		4,600	45	(44)	89
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.684%		2,600	25	(19)	44
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.686%		2,400	23	7	16
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.632%		2,400	25	(8)	33
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.632%		2,400	25	(8)	33
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.686%		1,500	14	5	9
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.424%		3,200	60	44	16
Caterpillar, Inc.	CBK	1.000%	09/20/2017	0.646%		10,400	175	(82)	257
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.424%		1,200	22	16	6
Caterpillar, Inc.	MYC	1.000%	09/20/2017	0.646%		2,000	33	(12)	45
Chesapeake Energy Corp.	GST	5.000%	12/20/2017	5.665%		2,050	(51)	(56)	5
China Government International Bond	BOA	1.000%	09/20/2017	0.584%		5,000	99	(49)	148
China Government International Bond	DUB	1.000%	09/20/2017	0.584%		15,100	298	(133)	431
China Government International Bond	DUB	1.000%	09/20/2022	1.062%		5,700	(29)	(194)	165
Comcast Corp.	DUB	1.000%	12/20/2015	0.419%		1,500	27	(1)	28
Comcast Corp.	RYL	1.000%	12/20/2015	0.419%		14,500	255	0	255
Danone S.A.	DUB	1.000%	03/20/2016	0.475%		1,800	31	29	2
Dell, Inc.	BRC	1.000%	12/20/2017	2.226%		2,875	(164)	(222)	58
DISH DBS Corp.	DUB	5.000%	09/20/2017	2.589%		1,000	109	84	25
DISH DBS Corp.	GST	5.000%	09/20/2017	2.589%		2,000	217	180	37
Dow Chemical Co.	JPM	1.000%	06/20/2017	0.979%		3,000	4	(72)	76
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.713%		4,200	51	18	33
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.567%		900	13	10	3
El Paso Corp.	GST	5.000%	09/20/2014	0.832%		1,100	81	(85)	166
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.361%		1,400	25	(7)	32
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.402%		500	9	(3)	12
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.361%		2,200	39	(13)	52
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.402%		1,800	32	6	26
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.361%		2,400	42	(13)	55
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.361%		2,600	47	(12)	59

Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.402%		100	1	0	1
Encana Corp.	FBF	1.000%	03/20/2017	1.040%		3,000	(4)	(115)	111
Entergy Corp.	MYC	1.000%	03/20/2021	2.286%		2,500	(228)	(271)	43
Exelon Corp.	JPM	1.000%	06/20/2016	0.504%		10,000	175	(10)	185
Ford Motor Co.	BOA	5.000%	09/20/2017	1.959%		18,175	2,504	1,443	1,061
Ford Motor Credit Co. LLC	MYC	5.000%	09/20/2017	1.395%		10,000	1,632	1,120	512
Forest Oil Corp.	CBK	5.000%	06/20/2015	3.403%		5,000	198	135	63
Forest Oil Corp.	JPM	5.000%	06/20/2017	5.528%		4,700	(88)	(106)	18
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.388%		2,000	(35)	(36)	1
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.430%		2,000	450	379	71
General Electric Capital Corp.	GST	1.000%	12/20/2015	0.770%		12,800	91	(449)	540
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.620%		2,500	27	(61)	88
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.620%		1,000	10	(22)	32
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.620%		2,000	21	(50)	71
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.660%		3,300	34	(41)	75
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.620%		2,500	27	(60)	87
Italy Government International Bond	RYL	1.000%	12/20/2015	2.149%		2,200	(72)	(77)	5
Japan Government International Bond	MYC	1.000%	12/20/2015	0.435%		3,000	52	67	(15)
Masco Corp.	BPS	5.000%	09/20/2017	1.955%		2,500	345	233	112
Masco Corp.	GST	5.000%	09/20/2017	1.955%		5,000	692	470	222
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	0.196%		4,800	10	(104)	114
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	0.196%		7,950	17	(156)	173
MetLife, Inc.	BOA	1.000%	12/20/2017	1.556%		16,425	(426)	(637)	211
MetLife, Inc.	BRC	1.000%	12/20/2017	1.556%		11,100	(287)	(382)	95
MetLife, Inc.	DUB	1.000%	12/20/2014	0.730%		10,700	61	(599)	660
MetLife, Inc.	DUB	5.000%	09/20/2019	1.720%		500	102	61	41
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.551%		3,400	43	(43)	86
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.588%		2,800	36	(30)	66

Mexico Government International Bond	DUB	1.000%	09/20/2015	0.551%		4,000	51	(40)	91
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		8,300	45	(116)	161
Mexico Government International Bond	DUB	1.000%	09/20/2022	1.342%		5,000	(147)	(228)	81
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%		3,600	45	(12)	57
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.669%		1,900	22	(1)	23
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.892%		400	2	(4)	6
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%		4,900	62	(16)	78
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.840%		6,200	46	(26)	72
MGM Resorts International	GST	5.000%	03/20/2014	0.631%		9,400	519	205	314
MGM Resorts International	MYC	5.000%	03/20/2014	0.631%		10,000	551	150	401
Morgan Stanley	BPS	1.000%	03/20/2013	0.393%		19,000	32	(335)	367
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.072%		1,950	161	(107)	268
NRG Energy, Inc.	CBK	5.000%	06/20/2017	3.072%		500	41	(40)	81
NRG Energy, Inc.	GST	5.000%	03/20/2017	2.833%		5,500	484	(391)	875
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		8,300	683	(643)	1,326
NRG Energy, Inc.	GST	5.000%	03/20/2019	3.943%		800	47	(68)	115
NRG Energy, Inc.	JPM	5.000%	06/20/2017	3.072%		5,000	412	(362)	774
NRG Energy, Inc.	MYC	5.000%	03/20/2017	2.833%		100	9	(7)	16
NRG Energy, Inc.	MYC	5.000%	06/20/2017	3.072%		1,200	99	(69)	168
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.209%		2,000	(31)	(88)	57
Panasonic Corp.	BOA	1.000%	12/20/2017	2.231%	JPY	80,000	(53)	(119)	66
Panasonic Corp.	BRC	1.000%	12/20/2017	2.231%		10,000	(7)	(17)	10
Panasonic Corp.	GST	1.000%	12/20/2017	2.231%		40,000	(27)	(55)	28
Panasonic Corp.	JPM	1.000%	12/20/2017	2.231%		340,000	(226)	(514)	288
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.543%		$1,600	3	0	3
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	0.711%		3,500	11	(11)	22
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%		1,400	(3)	(45)	42
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	1.275%		4,600	(56)	(235)	179
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.552%		1,500	20	(7)	27
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.552%		5,000	68	(4)	72
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.019%		7,200	(2)	(299)	297
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.437%		2,100	(43)	(58)	15
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.437%		22,900	(467)	(613)	146
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.443%		1,000	18	(7)	25
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.421%		3,800	61	(7)	68
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.486%		1,300	24	9	15
Russia Government International Bond	DUB	1.000%	03/20/2013	0.235%		3,200	7	4	3
Russia Government International Bond	GST	1.000%	09/20/2017	1.233%		700	(7)	(40)	33
Russia Government International Bond	HUS	1.000%	09/20/2017	1.233%		500	(5)	(28)	23
Russia Government International Bond	JPM	1.000%	09/20/2017	1.233%		8,400	(87)	(424)	337
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.056%		300	(1)	(16)	15
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.056%		400	(1)	(21)	20
Shell International Finance BV	BRC	1.000%	09/20/2015	0.223%		12,200	263	141	122
Shell International Finance BV	DUB	1.000%	09/20/2015	0.223%		5,200	113	60	53
Shell International Finance BV	FBF	1.000%	12/20/2015	0.245%		2,900	66	49	17
Shell International Finance BV	JPM	1.000%	03/20/2016	0.263%		1,100	26	21	5
Shell International Finance BV	MYC	1.000%	06/20/2016	0.299%		1,200	30	23	7
SLM Corp.	FBF	5.000%	09/20/2017	3.156%		1,500	121	115	6
SLM Corp.	GST	5.000%	09/20/2017	3.156%		2,000	162	153	9
SoftBank Corp.	BRC	1.000%	12/20/2017	2.142%	JPY	20,000	(13)	(22)	9
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%		40,000	(25)	(44)	19
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%		30,000	(18)	(32)	14
Sony Corp.	BOA	1.000%	03/20/2018	3.181%		30,000	(36)	(44)	8
Sony Corp.	BRC	1.000%	03/20/2018	3.181%		30,000	(36)	(46)	10
Sony Corp.	DUB	1.000%	03/20/2018	3.181%		30,000	(36)	(46)	10
Sony Corp.	GST	1.000%	03/20/2018	3.181%		10,000	(12)	(14)	2
Sony Corp.	JPM	1.000%	12/20/2017	3.096%		160,000	(176)	(238)	62
Sony Corp.	JPM	1.000%	03/20/2018	3.181%		120,000	(143)	(159)	16
Statoil ASA	BRC	1.000%	06/20/2016	0.361%		$3,200	72	62	10
Statoil ASA	SOG	1.000%	06/20/2016	0.361%		3,200	72	61	11
Teck Resources Ltd.	UAG	1.000%	03/20/2016	0.926%		8,000	22	(27)	49
Telecom Italia SpA	JPM	1.000%	12/20/2015	1.554%	EUR	2,300	(48)	(154)	106
Tesco PLC	HUS	1.000%	03/20/2016	0.510%		$1,100	18	14	4
Time Warner Cable, Inc.	GST	1.000%	12/20/2015	0.614%		6,500	77	(3)	80
Time Warner Cable, Inc.	HUS	1.000%	12/20/2015	0.614%		4,300	51	(6)	57
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	2.996%	JPY	10,000	(3)	(6)	3
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	2.995%		60,000	(16)	(60)	44
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.995%		70,000	(8)	(29)	21
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%		20,000	(2)	(7)	5
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		10,000	(2)	(4)	2
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	2.995%		40,000	(11)	(28)	17
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	2.996%		30,000	(6)	(25)	19
Total Capital S.A.	CBK	1.000%	09/20/2015	0.218%		$700	15	10	5
Total Capital S.A.	JPM	1.000%	09/20/2015	0.218%		1,800	39	25	14
Total Capital S.A.	MYC	1.000%	09/20/2015	0.218%		2,500	54	37	17
Total Capital S.A.	MYC	1.000%	12/20/2015	0.242%		10,800	248	183	65
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.223%		3,300	58	8	50
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.223%		1,200	21	6	15
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.728%		2,000	19	(5)	24
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.728%		4,600	45	(28)	73
UPC Holding BV	BRC	5.000%	09/20/2017	4.162%	EUR	5,000	246	(317)	563
UPC Holding BV	DUB	5.000%	06/20/2016	3.052%		3,000	261	(5)	266
Whirlpool Corp.	FBF	1.000%	09/20/2017	1.177%		$5,000	(39)	(186)	147
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.001%	EUR	700	1	(17)	18
Xstrata Finance Canada Ltd.	GST	1.000%	03/20/2016	1.001%		2,100	1	(42)	43
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	1.001%		1,100	0	(27)	27

							$ 11,782	$(6,692)	$18,474

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$1,980	$153	$264	$(111)
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016	3,000	31	6	25
CDX.IG-17 5-Year Index	RYL	1.000%	12/20/2016	6,900	72	9	63
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	1,700	(42)	(68)	26
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017	5,000	13	10	3
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	13,500	(289)	(310)	21
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017	3,500	(75)	(90)	15
MCDX-19 5-Year Index	CBK	1.000%	12/20/2017	86,900	(2,338)	(1,993)	(345)

					$(2,475)	$(2,172)	$(303)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	45,800	$222	$(4)	$226
Pay	1-Year BRL-CDI	8.125%	01/02/2015	JPM		600	3	2	1
Pay	1-Year BRL-CDI	8.240%	01/02/2015	BPS		103,000	618	120	498
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		53,000	328	37	291
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		175,800	1,098	175	923
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		9,900	78	25	53
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		259,700	2,551	1,195	1,356
Pay	1-Year BRL-CDI	9.010%	01/02/2015	BRC		66,000	901	458	443
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		16,700	384	7	377
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	100,000	(48)	0	(48)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		112,000	(26)	0	(26)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		115,000	167	55	112
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	FBF		25,000	33	4	29
Pay	3-Month ZAR-JIBAR	5.950%	10/09/2017	GST		100,000	135	(2)	137
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	HUS		147,300	100	(161)	261
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UAG	JPY	305,000	(74)	99	(173)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	407,000	448	(134)	582
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		37,000	41	43	(2)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		49,000	54	(1)	55
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		628,200	691	(187)	878
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		37,100	40	17	23
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	GLM		1,200	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		75,000	(92)	(54)	(38)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		116,000	593	126	467
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		32,000	164	29	135
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		26,000	133	16	117
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		45,000	230	36	194
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		178,000	1,712	373	1,339
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		23,900	230	54	176
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		36,000	346	100	246
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		91,000	524	134	390
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		41,800	240	46	194
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		11,800	68	16	52
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		123,900	711	193	518

							$12,601	$2,816	$9,785

(k)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$26,600	$2,109	$2,104

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$72,100	$255	$(312)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	72,100	255	(10)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	4,100	9	(4)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	4,100	11	(1)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	18,500	218	(722)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	18,500	348	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	16,400	39	(14)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	16,400	39	(5)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	90,500	1,071	(3,531)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	90,500	1,709	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	111,600	2,098	(1,748)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	4,100	9	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	4,100	11	(1)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	4,100	9	(4)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	4,100	11	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	11,000	155	(429)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	11,000	183	(1)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	4,100	9	(4)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	4,100	11	(1)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	8,600	26	(19)

							$6,476	$(6,817)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$(21)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	7,000	90	(14)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	3,000	30	(7)

						$214	$(42)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	52,894		$54,655	JPM	$0	$(244)	$(244)
01/2013	EUR	70,683		91,175	BOA	0	(2,123)	(2,123)
01/2013		45,582		59,030	BPS	0	(1,136)	(1,136)
01/2013		22,797		29,482	BRC	0	(609)	(609)
01/2013		903		1,180	CBK	0	(12)	(12)
01/2013		7,203		9,348	DUB	0	(160)	(160)
01/2013		87,774		114,144	FBF	0	(1,713)	(1,713)
01/2013		4,061		5,314	MSC	0	(46)	(46)
01/2013		5,495		7,112	RBC	0	(141)	(141)
01/2013		7,991		10,406	RYL	0	(142)	(142)
01/2013		841		1,094	UAG	0	(16)	(16)
01/2013	GBP	843		1,352	DUB	0	(18)	(18)
01/2013		27,118		43,401	GSC	0	(651)	(651)
01/2013		282		454	MSC	0	(4)	(4)
01/2013		279		447	RBC	0	(6)	(6)
01/2013		1,615		2,600	RYL	0	(23)	(23)
01/2013	JPY	1,430,819		17,159	FBF	642	0	642
01/2013		$172	AUD	167	HUS	1	0	1
01/2013		167,586	EUR	126,432	BOA	0	(702)	(702)
01/2013		331		253	DUB	3	0	3
01/2013		274		212	RBC	5	0	5
01/2013		168,029		126,433	UAG	0	(1,144)	(1,144)
01/2013		244	GBP	152	BPS	3	0	3
01/2013		24,109		14,898	BRC	92	0	92
01/2013		24,289		15,003	DUB	83	0	83
01/2013		134		84	FBF	2	0	2
01/2013		208	JPY	17,845	HUS	0	(3)	(3)
01/2013		101		8,539	UAG	0	(3)	(3)
01/2013		11,550	SGD	14,234	UAG	102	0	102
01/2013		58	ZAR	510	RBC	2	0	2
02/2013	CNY	9,044		$1,438	BRC	0	0	0
02/2013		50,025		7,838	DUB	0	(113)	(113)
02/2013		28,605		4,498	HUS	0	(49)	(49)
02/2013		109,572		17,197	JPM	0	(220)	(220)
02/2013	EUR	126,432		167,641	BOA	711	0	711
02/2013		12,357		16,385	BRC	70	0	70
02/2013		126,433		168,081	UAG	1,150	0	1,150
02/2013	GBP	14,898		24,107	BRC	0	(92)	(92)
02/2013		14,898		24,118	DUB	0	(81)	(81)
02/2013		$20,216	BRL	41,732	HUS	81	0	81
02/2013		263		541	JPM	0	0	0
02/2013		15,342	CNY	95,703	DUB	0	(129)	(129)
02/2013		660		4,214	JPM	9	0	9
02/2013		6,040		38,073	UAG	12	0	12
02/2013		4,917	KRW	5,354,281	JPM	92	0	92
02/2013		6,614	NOK	38,209	HUS	251	0	251
03/2013	CAD	673		$681	BRC	6	0	6
03/2013		$6,551	CAD	6,473	CBK	0	(55)	(55)
03/2013		5,701	PHP	236,430	CBK	97	0	97
04/2013		33	MXN	437	DUB	0	0	0
04/2013		124		1,608	HUS	0	(1)	(1)
04/2013		6,973		91,129	JPM	18	0	18
04/2013		221		2,914	MSC	2	0	2
04/2013		183		2,392	UAG	1	0	1
08/2013	CNY	4,000		$622	DUB	0	(12)	(12)
08/2013		$639	CNY	4,000	DUB	0	(6)	(6)
08/2013		7,541		47,000	GST	0	(102)	(102)
08/2013		1,941		12,255	UAG	0	(1)	(1)
04/2016	CNY	4,214		$622	JPM	0	(28)	(28)
04/2016		$710	CNY	4,214	JPM	0	(60)	(60)

						$3,435	$(9,845)	$(6,410)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$64,967	$0	$64,967
Corporate Bonds & Notes
Banking & Finance	0	914,451	10,148	924,599
Industrials	0	1,416,760	58,186	1,474,946
Utilities	0	484,048	4,160	488,208
Municipal Bonds & Notes
California	0	117,542	0	117,542
District of Columbia	0	6,081	0	6,081
Florida	0	4,735	0	4,735
Illinois	0	2,405	0	2,405
Indiana	0	3,607	0	3,607
Iowa	0	3,825	0	3,825
New Jersey	0	4,497	0	4,497
New York	0	43,934	0	43,934
North Carolina	0	2,669	0	2,669
Ohio	0	11,831	0	11,831
Pennsylvania	0	18,787	0	18,787
Tennessee	0	7,309	0	7,309
Texas	0	34,819	0	34,819
U.S. Treasury Obligations	0	1,048,896	0	1,048,896
Mortgage-Backed Securities	0	58,673	0	58,673
Asset-Backed Securities	0	25,748	7,138	32,886
Sovereign Issues	0	268,805	0	268,805
Convertible Preferred Securities
Utilities	0	1,427	0	1,427
Preferred Securities
Banking & Finance	2,982	0	0	2,982
Short-Term Instruments
Certificates of Deposit	0	7,984	0	7,984
Commercial Paper	0	13,789	0	13,789
Repurchase Agreements	0	11,100	0	11,100
U.S. Treasury Bills	0	8,273	0	8,273
Central Funds Used for Cash Management Purposes	197,903	0	0	197,903
Purchased Options
Interest Rate Contracts	0	2,104	0	2,104
	$200,885	$4,589,066	$79,632	$4,869,583

Financial Derivative Instruments - Assets
Credit Contracts	0	19,602	0	19,602
Foreign Exchange Contracts	0	3,435	0	3,435
Interest Rate Contracts	0	10,074	0	10,074
	$0	$33,111	$0	$33,111

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,445)	0	(3,445)
Foreign Exchange Contracts	0	(9,845)	0	(9,845)
Interest Rate Contracts	0	(8,786)	(42)	(8,828)

	$0	$(22,076)	$(42)	$(22,118)

Totals	$200,885	$4,600,101	$79,590	$4,880,576

(ii) There were assets and liabilities valued at $1,427 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$10,065	$0	$(2)	$0	$85	$0	$0	$10,148	$85
Industrials	39,270	23,897	(5,286)	(65)	(82)	452	0	0	58,186	739
Utilities	0	4,290	0	(2)	0	(128)	0	0	4,160	(128)
Asset-Backed Securities	6,691	0	0	19	0	428	0	0	7,138	428

	$45,961	$38,252	$(5,286)	$(50)	$(82)	$837	$0	$0	$79,632	$1,124

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(38)	$0	$0	$0	$0	$(4)	$0	$0	$(42)	$(4)

Totals	$45,923	$38,252	$(5,286)	$(50)	$(82)	$833	$0	$0	$79,590	$1,120

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,296	Benchmark Pricing	Base Price	100.00
	5,852	Third Party Vendor	Broker Quote	104.50
Industrials	58,186	Third Party Vendor	Broker Quote	101.75 - 115.50
Utilities	4,160	Third Party Vendor	Broker Quote	104.20
Asset-Backed Securities	7,138	Benchmark Pricing	Base Price	97.77

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(42)	Indicative Market Quotations	Broker Quote	0.19 - 0.24

Total	$79,590

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 1.6%
Bank of America Corp.
0.600% due 10/14/2016	$5,000	$4,823
HSBC Finance Corp.
0.590% due 01/15/2014	5,000	4,986
0.741% due 06/01/2016	3,000	2,917
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,906
Loews Corp.
5.250% due 03/15/2016	3,000	3,345
Morgan Stanley
0.820% due 10/15/2015	3,000	2,909
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,373
U.S. Trade Funding Corp.
4.260% due 11/15/2014	1,291	1,338

		31,597

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,624	6,916

Total Corporate Bonds & Notes (Cost $36,998)		38,513

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,623
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,654
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,262

		10,539

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	4,200	4,729
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	854

		5,583

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	118
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	481
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	112

		711

Total Municipal Bonds & Notes (Cost $14,706)		16,833

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	10,491
0.270% due 07/25/2037	650	625
0.409% due 03/18/2031	325	326
0.660% due 10/25/2030	7	7
0.810% due 10/25/2017	74	74
1.110% due 04/25/2032	81	82
1.269% due 03/25/2022	72	73
1.360% due 06/01/2043 - 03/01/2044	988	1,011
2.000% due 10/01/2024	51	51
2.147% due 04/01/2028	49	52
2.220% due 08/01/2026	12	13
2.262% due 11/01/2023	84	90
2.442% due 05/01/2025	10	11
2.459% due 02/01/2028	12	12
2.656% due 12/01/2027	54	57
2.705% due 07/01/2035	158	169
2.813% due 11/01/2034	229	244

3.250% due 10/01/2024	1	1
4.250% due 04/25/2037	410	462
4.500% due 10/25/2023 - 06/25/2025	6,024	6,783
5.000% due 08/25/2033 - 08/25/2036	11,500	12,773
5.380% due 07/01/2033	2,193	2,492
5.500% due 11/25/2033 - 08/25/2035	9,282	11,389
5.625% due 04/17/2028	200	271
6.000% due 05/17/2027	537	600
6.250% due 12/25/2013	1	1
6.500% due 02/01/2022 - 08/01/2037	3,723	4,262
6.750% due 06/25/2032	4,950	5,740
6.900% due 05/25/2023	88	101
6.950% due 07/25/2020	26	29
7.000% due 12/25/2022 - 03/01/2038	3,988	4,646
7.800% due 10/25/2022	16	20
9.000% due 08/01/2021 - 11/01/2030	56	70
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,231
5.125% due 07/09/2029	675	857
5.150% due 03/25/2020	1,000	1,257
5.750% due 12/07/2028	500	702
Federal Housing Administration
6.896% due 07/01/2020	719	705
7.000% due 11/25/2019	148	145
7.430% due 10/01/2022 - 01/01/2024	271	267
Financing Corp.
0.000% due 09/26/2019	2,500	2,261
Freddie Mac
0.609% due 01/15/2033	170	172
0.709% due 04/15/2029 - 12/15/2032	174	176
0.759% due 06/15/2031	75	76
1.250% due 09/15/2021	30	30
1.360% due 10/25/2044	5,007	5,011
1.380% due 10/25/2023	56	55
1.535% due 07/25/2044	1,342	1,376
2.250% due 05/01/2022	5	5
2.256% due 10/01/2026	20	20
2.262% due 01/01/2028	62	66
2.271% due 01/01/2028	19	20
2.325% due 09/01/2027	31	31
2.330% due 06/01/2022	3	3
2.369% due 02/01/2028	54	54
2.556% due 12/01/2024	39	41
4.500% due 02/15/2035 - 07/15/2035	14,634	16,309
5.000% due 02/15/2032 - 07/15/2033	2,711	2,780
5.500% due 07/15/2033 - 06/15/2035	5,618	6,939
5.625% due 11/23/2035	19,400	21,883
6.000% due 05/15/2028 - 09/15/2029	111	124
6.250% due 09/15/2023 - 07/15/2032	1,426	1,483
6.500% due 08/01/2022 - 10/25/2043	1,206	1,351
7.000% due 07/15/2022 - 01/15/2024	329	377
Ginnie Mae
1.161% due 03/20/2031	545	558
1.625% due 11/20/2021 - 01/20/2028	366	381
1.750% due 04/20/2017 - 05/20/2032	860	901
2.000% due 02/20/2017 - 10/20/2026	62	63
2.500% due 09/20/2017 - 03/20/2025	87	91
3.000% due 12/20/2017 - 06/20/2021	41	43
3.500% due 03/20/2021	10	10
6.000% due 08/20/2033	3,519	4,150
6.500% due 08/20/2034 - 09/20/2034	35	40
7.000% due 03/16/2029	653	737
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	19,158	15,514
5.500% due 12/04/2023 - 09/18/2033	3,300	4,438
NCUA Guaranteed Notes
0.583% due 11/06/2017	1,779	1,783
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,181	3,635
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	32,600	20,009
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,810
Small Business Administration
5.240% due 08/01/2023	2,918	3,254
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,996
4.875% due 01/15/2048	11,700	14,662
5.375% due 04/01/2056	12,800	17,449

Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	4,097

Total U.S. Government Agencies (Cost $198,635)		234,456

U.S. TREASURY OBLIGATIONS 89.3%
U.S. Treasury Bonds
3.125% due 11/15/2041 (e)	466,200	486,232
3.125% due 02/15/2042	17,800	18,548
3.750% due 08/15/2041	4,100	4,803
4.250% due 11/15/2040	53,900	68,605
4.375% due 05/15/2041 (d)(e)(g)	117,700	152,863
4.500% due 05/15/2038 (h)	115,700	152,344
4.500% due 08/15/2039	130,900	172,890
4.750% due 02/15/2041	15,000	20,611
5.250% due 11/15/2028	124,000	171,023
5.375% due 02/15/2031	82,700	117,783
5.500% due 08/15/2028	9,800	13,826
6.000% due 02/15/2026	37,700	54,471
6.250% due 08/15/2023	46,000	65,888
6.250% due 05/15/2030	68,400	105,560
6.750% due 08/15/2026	4,500	6,942
U.S. Treasury Strips
0.000% due 08/15/2023	38,300	31,148
0.000% due 05/15/2028	13,300	8,862
0.000% due 08/15/2028	5,000	3,335
0.000% due 11/15/2028	6,400	4,227
0.000% due 08/15/2029	9,100	5,866
0.000% due 02/15/2033	20,400	11,409
0.000% due 05/15/2033	19,700	10,914
0.000% due 05/15/2034	800	427
0.000% due 11/15/2034	2,300	1,206
0.000% due 05/15/2037	2,400	1,147
0.000% due 11/15/2039	14,100	6,228
0.000% due 05/15/2040	17,150	7,427
0.000% due 08/15/2040	38,600	16,530
0.000% due 11/15/2040	38,400	16,276

Total U.S. Treasury Obligations (Cost $1,745,316)		1,737,391

MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	372	431
5.706% due 02/10/2051	529	553
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	163	168
Bear Stearns Adjustable Rate Mortgage Trust
2.959% due 02/25/2033	26	24
3.010% due 02/25/2034	512	507
3.064% due 01/25/2034	167	170
3.677% due 04/25/2033	71	72
Bear Stearns Alt-A Trust
3.001% due 09/25/2035	1,025	810
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,327
5.715% due 06/11/2040	873	939
5.746% due 09/11/2042	749	809
Bear Stearns Mortgage Securities, Inc.
3.508% due 06/25/2030	5	5
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	51	52
5.886% due 11/15/2044	404	479
Commercial Mortgage Pass-Through Certificates
5.800% due 12/10/2049	513	611
Countrywide Alternative Loan Trust
0.390% due 05/25/2047	1,131	802
0.420% due 05/25/2035	913	656
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035	293	213
0.530% due 03/25/2035	1,652	1,093
0.550% due 06/25/2035	1,068	917
6.000% due 10/25/2034	6,806	6,960
Credit Suisse First Boston Mortgage Securities Corp.
2.559% due 07/25/2033	505	506
6.500% due 04/25/2033	5	6
First Horizon Mortgage Pass-Through Trust
2.611% due 12/25/2033	408	408
First Republic Mortgage Loan Trust
0.690% due 06/25/2030	111	109
GMAC Mortgage Corp. Loan Trust
3.632% due 06/25/2034	624	618
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	153	156
5.381% due 03/10/2039	424	438

GS Mortgage Securities Corp.
1.103% due 03/06/2020	583	584
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.430% due 05/19/2035	753	595
0.450% due 03/19/2036	834	542
3.103% due 07/19/2035	920	867
Impac CMB Trust
0.710% due 10/25/2035	4,217	3,146
JPMorgan Chase Commercial Mortgage Securities Corp.
5.711% due 02/12/2049	675	742
5.882% due 02/15/2051	206	244
JPMorgan Mortgage Trust
3.031% due 07/25/2035	649	669
MASTR Asset Securitization Trust
5.500% due 09/25/2033	179	189
Merrill Lynch Floating Trust
0.751% due 07/09/2021	1,207	1,202
Nomura Asset Acceptance Corp.
2.785% due 10/25/2035	3,831	3,281
Residential Accredit Loans, Inc. Trust
0.510% due 08/25/2035	751	555
0.610% due 01/25/2033	46	44
0.610% due 03/25/2033	181	175
6.000% due 06/25/2036	2,235	1,728
Sequoia Mortgage Trust
0.561% due 07/20/2033	880	871
0.910% due 10/19/2026	35	35
0.971% due 10/20/2027	22	22
Structured Adjustable Rate Mortgage Loan Trust
0.430% due 05/25/2037	2,355	1,602
Structured Asset Mortgage Investments, Inc.
0.430% due 05/25/2036	258	171
0.870% due 09/19/2032	28	28
1.050% due 10/19/2033	209	198
Structured Asset Securities Corp.
2.555% due 01/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
5.090% due 07/15/2042	83	84
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045	574	540
0.470% due 11/25/2045	57	53
0.520% due 01/25/2045	1,051	1,029
0.976% due 12/25/2046	1,002	859
1.160% due 02/25/2046	1,566	1,440
1.339% due 05/25/2041	75	74
1.565% due 06/25/2042	52	50
1.565% due 08/25/2042	35	33
2.511% due 08/25/2046	599	543
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 03/25/2036	1,778	1,736

Total Mortgage-Backed Securities (Cost $47,575)		43,773

ASSET-BACKED SECURITIES 0.1%
Amortizing Residential Collateral Trust
0.750% due 06/25/2032	12	10
0.790% due 07/25/2032	23	20
Bear Stearns Asset-Backed Securities Trust
0.870% due 10/25/2032	111	103
1.210% due 11/25/2042	676	655
Carrington Mortgage Loan Trust
0.530% due 10/25/2035	168	167
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033	30	27
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036	21	10
Home Equity Mortgage Trust
0.390% due 05/25/2036	89	89
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	64
Massachusetts Educational Financing Authority
1.265% due 04/25/2038	740	744
SACO, Inc.
0.970% due 11/25/2035	400	388
Soundview Home Loan Trust
0.270% due 11/25/2036	214	75

Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036	138	56

Total Asset-Backed Securities (Cost $2,670)		2,408

SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.230% due 01/02/2013	6,100	6,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $6,221. Repurchase proceeds are $6,100.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	2,587	2,587
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $2,641. Repurchase proceeds are $2,587.)

		8,687

U.S. TREASURY BILLS 0.1%
0.149% due 12/12/2013 (a)(f)	1,160	1,158

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 3.6%
PIMCO Short-Term Floating NAV Portfolio	6,968,750	69,736

Total Short-Term Instruments (Cost $79,637)		79,581

Total Investments 110.6% (Cost $2,125,537)		$2,152,955
Written Options (j) (0.0%) (Premiums $1,652)		(350)
Other Assets and Liabilities (Net) (10.6%)		(205,954)

Net Assets 100.0%		$1,946,651

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $167,536 at a weighted average interest rate of 0.240%.

(d)	Securities with an aggregate market value of $708 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(e)	Securities with an aggregate market value of $154,837 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.250%	01/02/2013	02/01/2013	$21,105	$(21,109)
	0.300%	12/11/2012	01/08/2013	11,180	(11,182)
	0.300%	12/12/2012	01/08/2013	24,047	(24,051)
	0.320%	12/10/2012	01/11/2013	39,913	(39,921)
RDR	0.330%	12/04/2012	01/04/2013	2,252	(2,253)
	0.330%	12/13/2012	01/03/2013	57,249	(57,259)
	0.330%	12/14/2012	01/03/2013	2,005	(2,005)

					$(157,780)

(f)	Securities with an aggregate market value of $1,158 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $332 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$12,600	$(27)	$(27)

(h)	Securities with an aggregate market value of $261 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	1.079%	$5,000	$14	$204	$(190)
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.262%	5,000	4	0	4
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.879%	3,000	68	0	68
International Lease Finance Corp.	GST	(0.200%	)	03/20/2013	0.860%	2,900	4	0	4
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.307%	3,000	2	0	2

							$92	$204	$(112)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	$47,300	$174	$(41)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	21,800	465	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	35,600	334	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	146,900	237	(129)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	02/19/2013	22,500	18	(15)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	22,500	62	(8)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	9,600	10	(15)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	9,600	14	(8)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	7,100	16	(13)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	22,000	52	(19)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	4,700	14	(11)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	7,400	19	(20)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	7,400	20	(16)

							$1,435	$(302)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$(15)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	16,800	151	(33)

						$217	$(48)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$31,597	$0	$31,597
Industrials	0	6,916	0	6,916
Municipal Bonds & Notes
California	0	10,539	0	10,539
New York	0	5,583	0	5,583
Texas	0	711	0	711
U.S. Government Agencies	0	231,556	2,900	234,456
U.S. Treasury Obligations	0	1,737,391	0	1,737,391
Mortgage-Backed Securities	0	43,773	0	43,773
Asset-Backed Securities	0	2,408	0	2,408
Short-Term Instruments
Repurchase Agreements	0	8,687	0	8,687
U.S. Treasury Bills	0	1,158	0	1,158
Central Funds Used for Cash Management Purposes	69,736	0	0	69,736
	$69,736	$2,080,319	$2,900	$2,152,955

Financial Derivative Instruments - Assets
Credit Contracts	$0	$78	$0	$78

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(190)	0	(190)
Interest Rate Contracts	0	(329)	(48)	(377)

	$0	$(519)	$(48)	$(567)

Totals	$69,736	$2,079,878	$2,852	$2,152,466

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
U.S. Government Agencies	$3,400	$0	$(504)	$0	$(1)	$5	$0	$0	$2,900	$1

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(40)	$0	$0	$0	$0	$(8)	$0	$0	$(48)	$(7)

Totals	$3,360	$0	$(504)	$0	$(1)	$(3)	$0	$0	$2,852	$(6)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$1,117	Benchmark Pricing	Base Price	98.00 - 98.65
	1,783	Third Party Vendor	Broker Quote	100.22
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(48)	Indicative Market Quotations	Broker Quote	0.19

Total	$2,852

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
Biomet, Inc.
3.210% - 3.212% due 03/25/2015	$886	$889
Charter Communications, Inc.
3.470% due 09/06/2016	4,300	4,328
Community Health Systems, Inc.
2.462% due 07/25/2014	1,279	1,283
2.712% due 10/25/2016	11,306	11,303
CSC Holdings LLC
1.962% due 03/29/2016	19,898	19,985
DaVita, Inc.
4.000% due 11/01/2019	10,000	10,092
Getty Images, Inc.
4.750% due 10/18/2019	2,500	2,507
HCA, Inc.
2.712% due 05/02/2016	23,724	23,739
3.462% due 05/01/2018	1,903	1,910
3.561% due 03/31/2017	9,300	9,338
Health Management Associates, Inc.
2.570% due 11/18/2016	1,812	1,814
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	15,000	15,139
Novelis, Inc.
4.000% due 03/10/2017	22,148	22,364
Scientific Games International, Inc.
3.210% - 3.220% due 06/30/2015	7,978	7,995
Springleaf Financial Funding Co.
5.500% due 05/10/2017	43,000	42,825
SunGard Data Systems, Inc.
1.959% due 02/28/2014	37	37
Vodafone Americas Finance
6.250% due 07/24/2016	13,509	13,948
Warner Chilcott Co. LLC
3.212% due 08/21/2017	488	488

Total Bank Loan Obligations (Cost $188,162)		189,984

CORPORATE BONDS & NOTES 20.1%
BANKING & FINANCE 15.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	19,100	19,418
Ally Financial, Inc.
2.511% due 12/01/2014	9,161	9,148
3.709% due 06/20/2014	1,300	1,336
4.500% due 02/11/2014	18,600	19,181
4.625% due 06/26/2015	3,700	3,859
5.900% due 10/15/2019	18	17
6.000% due 02/15/2019	591	583
6.000% due 03/15/2019	2,865	2,846
6.050% due 08/15/2019	21	21
6.050% due 10/15/2019	951	945
6.100% due 09/15/2019	490	482
6.150% due 03/15/2016	531	532
6.250% due 12/15/2018	933	910
6.300% due 03/15/2016	185	185
6.400% due 12/15/2018	208	206
6.500% due 09/15/2016	210	209
6.500% due 10/15/2016	40	40
6.500% due 06/15/2018	1,215	1,205
6.500% due 11/15/2018	1,010	1,005
6.500% due 12/15/2018	843	830
6.600% due 05/15/2018	821	811
6.600% due 06/15/2019	38	38
6.650% due 04/15/2016	195	194
6.650% due 06/15/2018	97	97
6.650% due 10/15/2018	809	803
6.700% due 08/15/2016	100	98
6.700% due 06/15/2018	1,592	1,570
6.700% due 11/15/2018	562	553
6.750% due 12/01/2014	16,078	17,430
6.750% due 08/15/2016	2,172	2,167
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	24
6.750% due 03/15/2018	100	99
6.750% due 07/15/2018	500	495
6.750% due 09/15/2018	147	147
6.750% due 10/15/2018	50	50

6.750% due 11/15/2018		175	173
6.750% due 06/15/2019		75	74
6.800% due 09/15/2016		71	70
6.800% due 09/15/2018		824	810
6.800% due 10/15/2018		321	318
6.850% due 04/15/2016		389	390
6.875% due 08/15/2016		35	35
6.875% due 07/15/2018		835	816
6.900% due 07/15/2018		256	254
6.900% due 08/15/2018		156	155
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	500
7.000% due 03/15/2018		288	286
7.000% due 05/15/2018		1,141	1,139
7.000% due 08/15/2018		160	157
7.000% due 09/15/2018		956	946
7.050% due 03/15/2018		345	342
7.050% due 04/15/2018		374	374
7.150% due 09/15/2018		319	315
7.250% due 06/15/2016		178	175
7.250% due 01/15/2018		608	609
7.250% due 04/15/2018		100	99
7.250% due 08/15/2018		1,856	1,837
7.250% due 01/15/2025		3,495	3,445
7.300% due 01/15/2018		6,579	6,537
7.500% due 06/15/2016		117	114
7.500% due 12/15/2017		590	590
8.300% due 02/12/2015		10,300	11,497
American Express Bank FSB
5.500% due 04/16/2013		31,600	32,060
American Express Credit Corp.
5.875% due 05/02/2013		6,100	6,211
7.300% due 08/20/2013		14,300	14,917
American International Group, Inc.
4.250% due 05/15/2013		7,815	7,913
4.900% due 06/02/2014	CAD	500	521
5.050% due 10/01/2015		$36,300	40,085
5.600% due 10/18/2016		1,900	2,171
6.765% due 11/15/2017	GBP	34,791	66,850
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$61,100	62,720
Banco Bradesco S.A.
2.410% due 05/16/2014		90,600	91,298
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,838
Banco Santander Brasil S.A.
4.625% due 02/13/2017		4,100	4,356
Banco Santander Chile
3.750% due 09/22/2015		45,200	47,691
Bank of America Corp.
0.600% due 10/14/2016		37,400	36,080
0.640% due 08/15/2016		13,400	12,505
1.733% due 01/30/2014		8,500	8,573
4.000% due 03/28/2018	EUR	1,250	1,551
5.420% due 03/15/2017		$1,000	1,096
6.500% due 08/01/2016		15,575	17,995
7.375% due 05/15/2014		27,100	29,355
7.800% due 09/15/2016		1,000	1,168
Bank of America N.A.
0.588% due 06/15/2016		2,300	2,198
Bank of Montreal
1.300% due 10/31/2014		18,700	19,006
1.950% due 01/30/2018		70,000	72,961
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		20,200	21,354
BBVA Bancomer S.A.
4.500% due 03/10/2016		10,050	10,728
7.250% due 04/22/2020		3,300	3,696
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		13,100	13,439
Bear Stearns Cos. LLC
0.702% due 11/21/2016		10,000	9,849
BNP Paribas S.A.
0.751% due 04/08/2013		10,500	10,503
1.250% due 01/10/2014		37,800	37,924
BPCE S.A.
2.062% due 02/07/2014		6,700	6,776
2.375% due 10/04/2013		10,500	10,612
Caledonia Generating LLC
1.950% due 02/28/2022		22,570	22,810
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		30,000	31,541
Capital One Capital
10.250% due 08/15/2039		38,750	38,750
CIT Group, Inc.
4.750% due 02/15/2015		7,800	8,151

5.250% due 04/01/2014		11,800	12,272
Citigroup, Inc.
0.581% due 06/09/2016		3,100	2,932
1.160% due 02/15/2013		16,400	16,402
1.458% due 11/30/2017	EUR	1,900	2,363
1.790% due 01/13/2014		$34,800	35,129
2.310% due 08/13/2013		4,300	4,342
4.587% due 12/15/2015		5,903	6,449
4.750% due 05/19/2015		20	22
4.750% due 02/10/2019	EUR	100	128
5.500% due 04/11/2013		$66,760	67,452
5.850% due 07/02/2013		4,100	4,205
6.000% due 12/13/2013		580	608
6.010% due 01/15/2015		4,365	4,772
6.500% due 08/19/2013		11,700	12,107
CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,818
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,600
Commonwealth Bank of Australia
0.588% due 09/17/2014		57,200	57,418
Credit Agricole S.A.
1.769% due 01/21/2014		41,400	41,756
Credit Suisse
5.000% due 05/15/2013		9,745	9,906
Dexia Credit Local S.A.
2.750% due 01/10/2014		3,500	3,534
2.750% due 04/29/2014		47,900	48,897
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	967
2.000% due 09/15/2015		$11,300	10,822
2.375% due 05/25/2016		21,700	20,713
3.000% due 11/17/2014		6,000	5,955
5.500% due 06/26/2017		30,500	32,121
Export-Import Bank of India
2.461% due 03/30/2016		1,500	1,496
Export-Import Bank of Korea
1.250% due 11/20/2015		94,400	94,793
2.110% due 03/21/2015		5,200	5,185
4.125% due 09/09/2015		2,000	2,161
5.875% due 01/14/2015		3,100	3,401
8.125% due 01/21/2014		107,200	115,306
First Horizon National Corp.
5.375% due 12/15/2015		15,600	17,064
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		20,000	20,422
5.000% due 05/15/2018		7,500	8,291
7.000% due 10/01/2013		12,300	12,885
7.000% due 04/15/2015		12,300	13,746
8.000% due 06/01/2014		800	873
8.000% due 12/15/2016		3,600	4,355
8.700% due 10/01/2014		6,900	7,762
12.000% due 05/15/2015		5,000	6,175
Fragata Leasing LLC
1.732% due 09/18/2024		10,304	10,252
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,327
General Electric Capital Corp.
0.439% due 06/20/2014		10,000	9,938
0.459% due 12/28/2018		18,500	17,209
0.693% due 05/05/2026		18,750	16,279
1.119% due 12/20/2017		7,900	7,738
Goldman Sachs Group, Inc.
0.540% due 05/23/2016	EUR	2,000	2,540
0.711% due 03/29/2017		$24,000	22,759
1.312% due 02/07/2014		26,000	26,083
HBOS PLC
1.011% due 09/06/2017		32,300	27,950
HCP, Inc.
5.650% due 12/15/2013		725	758
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,276
HSBC Bank PLC
0.740% due 05/15/2013		3,400	3,405
2.000% due 01/19/2014		1,200	1,213
HSBC USA Capital Trust
8.380% due 05/15/2027		700	707
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,967
Industrial Bank of Korea
2.375% due 07/17/2017		39,200	39,892
3.750% due 09/29/2016		59,200	63,598
ING Bank NV
1.358% due 03/15/2013		17,800	17,828
1.711% due 06/09/2014		19,200	19,387
3.900% due 03/19/2014		22,700	23,606

International Lease Finance Corp.
5.625% due 09/20/2013		7,330	7,541
5.875% due 05/01/2013		2,000	2,035
6.500% due 09/01/2014		2,000	2,145
6.625% due 11/15/2013		10,000	10,425
8.625% due 09/15/2015		2,000	2,255
Intesa Sanpaolo SpA
2.712% due 02/24/2014		30,500	30,474
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,491
John Deere Capital Corp.
0.490% due 07/15/2013		$1,200	1,202
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	17,100	22,596
1.061% due 09/30/2013		$9,900	9,953
3.700% due 01/20/2015		5,600	5,899
4.650% due 06/01/2014		3,000	3,162
JPMorgan Chase Bank N.A.
0.871% due 05/31/2017	EUR	26,300	33,757
JPMorgan Chase Capital
1.263% due 01/15/2087		$11,100	8,632
KFW
1.875% due 01/14/2013		460	460
Korea Development Bank
3.250% due 03/09/2016		74,100	77,957
4.000% due 09/09/2016		10,000	10,840
4.375% due 08/10/2015		2,000	2,164
5.300% due 01/17/2013		3,000	3,009
8.000% due 01/23/2014		16,900	18,153
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,433
Loews Corp.
5.250% due 03/15/2016		7,000	7,806
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,184	2,450
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	10,000	13,114
0.488% due 05/30/2014		10,000	13,070
0.655% due 07/22/2014		9,500	12,428
1.068% due 09/15/2026		$10,600	8,829
5.450% due 02/05/2013		27,400	27,520
8.950% due 05/18/2017		180	214
Metropolitan Life Global Funding
5.125% due 04/10/2013		21,100	21,366
Monumental Global Funding
5.500% due 04/22/2013		100	101
Morgan Stanley
0.630% due 01/16/2017	EUR	6,300	7,812
0.820% due 10/15/2015		$8,800	8,533
1.293% due 04/29/2013		7,600	7,618
1.916% due 01/24/2014		29,600	29,799
2.810% due 05/14/2013		26,400	26,583
5.750% due 10/18/2016		7,600	8,430
6.250% due 08/28/2017		33,700	38,598
Murray Street Investment Trust
4.647% due 03/09/2017		14,912	16,140
National Australia Bank Ltd.
5.350% due 06/12/2013		17,200	17,589
National Bank of Canada
1.500% due 06/26/2015		7,500	7,633
National City Bank
0.658% due 12/15/2016		8,090	7,942
0.681% due 06/07/2017		12,450	12,179
Nationwide Building Society
4.650% due 02/25/2015		2,600	2,751
New York Life Global Funding
1.850% due 12/13/2013		24,800	25,081
4.650% due 05/09/2013		2,000	2,028
Nordea Bank AB
2.250% due 03/20/2015		14,800	15,168
Pacific Life Global Funding
5.150% due 04/15/2013		109,300	110,761
PNC Preferred Funding Trust
1.958% due 03/15/2017 (d)		11,300	9,492
Preferred Term Securities Ltd.
0.858% due 03/24/2034		1,510	1,132
Pricoa Global Funding
0.510% due 09/27/2013		15,470	15,481
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,246
Prudential Covered Trust
2.997% due 09/30/2015		36,860	38,246
Qatari Diar Finance QSC
3.500% due 07/21/2015		65,300	68,728
5.000% due 07/21/2020		1,000	1,172

QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,067
3.375% due 02/22/2017		8,000	8,420
Regions Financial Corp.
7.750% due 11/10/2014		20,300	22,559
Royal Bank of Scotland NV
1.011% due 03/09/2015		31,000	29,499
Royal Bank of Scotland PLC
1.047% due 04/11/2016		20,576	18,859
1.120% due 10/14/2016		5,700	5,222
3.600% due 05/26/2017	EUR	4,500	6,314
4.875% due 08/25/2014		$51,400	54,226
5.000% due 05/17/2015		29,867	31,942
Santander International Debt S.A.U.
0.658% due 01/18/2013	EUR	15,000	19,799
Santander Issuances S.A.U.
5.911% due 06/20/2016		$3,000	3,089
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	543
SLM Corp.
0.513% due 06/17/2013	EUR	8,000	10,466
0.615% due 01/27/2014		$3,000	2,973
5.000% due 10/01/2013		445	458
5.000% due 04/15/2015		20,735	21,959
5.050% due 11/14/2014		12,200	12,867
5.375% due 01/15/2013		15,425	15,463
5.375% due 05/15/2014		19,000	19,936
6.250% due 01/25/2016		53,600	58,558
SLM Corp. CPI Linked Bond
4.191% due 06/15/2013		2,000	2,012
4.462% due 11/01/2013		2,946	2,956
SLM Student Loan Trust
0.733% due 12/15/2033	EUR	932	1,076
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		$98,400	99,009
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,957
4.125% due 11/29/2013		20,500	26,951
5.850% due 06/01/2013		$2,515	2,562
6.900% due 12/15/2017		1,125	1,012
Standard Chartered PLC
1.260% due 05/12/2014		9,300	9,334
State Street Capital Trust
1.308% due 06/01/2077		2,100	1,642
Swedbank AB
0.790% due 01/14/2013		5,300	5,300
Tagua Leasing LLC
1.732% due 09/18/2024		20,118	20,288
Tayarra Ltd.
3.628% due 02/15/2022		20,709	22,711
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,758
Tortola Leasing LLC
1.732% due 09/18/2024		18,646	18,598
Toyota Motor Credit Corp.
0.797% due 10/11/2013		14,700	14,753
UBS AG
1.313% due 01/28/2014		24,600	24,757
2.250% due 08/12/2013		26,400	26,657
USB Capital
3.500% due 01/31/2013 (d)		4,000	3,621
Wachovia Capital Trust
5.570% due 01/31/2013 (d)		19,100	19,076
Wachovia Corp.
0.578% due 06/15/2017		1,100	1,075
0.710% due 10/15/2016		46,970	46,180
5.500% due 05/01/2013		15,775	16,039
Wells Fargo & Co.
1.500% due 07/01/2015		10,000	10,178
3.480% due 05/15/2013	AUD	8,000	8,294
4.375% due 01/31/2013		$22,500	22,567
6.000% due 05/15/2013	AUD	5,440	5,700
Westpac Banking Corp.
3.585% due 08/14/2014		$1,800	1,888

			3,653,973

INDUSTRIALS 2.9%
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,116
2.125% due 05/15/2017		500	518
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,122
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,879

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		$3,693	3,801
Caterpillar, Inc.
0.482% due 05/21/2013		37,850	37,893
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,670
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	7,875
Comcast Corp.
5.850% due 11/15/2015		2,100	2,392
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,429
COX Communications, Inc.
4.625% due 06/01/2013		5,000	5,087
5.450% due 12/15/2014		832	908
CSX Corp.
7.900% due 05/01/2017		17,000	21,275
Daimler Finance North America LLC
1.510% due 09/13/2013		1,400	1,408
1.677% due 07/11/2013		17,400	17,492
6.500% due 11/15/2013		23,900	25,094
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,085
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,103
DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,724
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,116
Enterprise Products Operating LLC
5.650% due 04/01/2013		1,000	1,011
EOG Resources, Inc.
1.063% due 02/03/2014		94,500	95,186
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,913
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,146
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015		500	777
General Electric Co.
0.850% due 10/09/2015		$35,200	35,345
General Mills, Inc.
0.660% due 05/16/2014		10,000	10,025
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,200	3,736
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,320
HCA, Inc.
5.750% due 03/15/2014		6,020	6,321
6.500% due 02/15/2020		7,500	8,456
9.875% due 02/15/2017		8,369	8,882
Hewlett-Packard Co.
0.592% due 05/24/2013		500	499
0.711% due 05/30/2014		4,600	4,510
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	29,716
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,623
Lennar Corp.
5.500% due 09/01/2014		8,800	9,328
Masco Corp.
5.850% due 03/15/2017		3,000	3,267
MGM Resorts International
10.375% due 05/15/2014		6,200	7,083
13.000% due 11/15/2013		2,600	2,889
Mondelez International, Inc.
2.625% due 05/08/2013		21,900	22,041
5.250% due 10/01/2013		3,575	3,689
6.000% due 02/11/2013		18,492	18,594
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,236	3,446
Olin Corp.
6.750% due 06/15/2016		15,000	16,200
PACCAR, Inc.
6.875% due 02/15/2014		19,900	21,270
Pearson Dollar Finance PLC
5.500% due 05/06/2013		4,200	4,264
Pemex Project Funding Master Trust
5.750% due 03/01/2018		500	586
7.500% due 12/18/2013	GBP	500	860
Petrobras International Finance Co.
3.875% due 01/27/2016		$8,700	9,220
Reynolds American, Inc.
7.625% due 06/01/2016		800	958
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,596

RZD Capital Ltd.
5.739% due 04/03/2017		1,000	1,122
7.487% due 03/25/2031	GBP	2,800	5,568
SABIC Capital BV
3.000% due 11/02/2015		$2,300	2,382
SABMiller PLC
5.700% due 01/15/2014		3,000	3,155
Sanofi
0.620% due 03/28/2014		26,425	26,531
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	61,930
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013		5,095	5,090
Telesat LLC
12.500% due 11/01/2017		4,200	4,625
Total Capital Canada Ltd.
0.400% due 05/13/2013		3,000	3,003
UAL Pass-Through Trust
10.400% due 05/01/2018		1,081	1,244
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,000	955
Vivendi S.A.
2.400% due 04/10/2015		2,100	2,145
Volkswagen International Finance NV
0.918% due 04/01/2014		2,900	2,910
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,526

			666,930

UTILITIES 1.4%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		2,100	2,345
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,000	1,048
7.700% due 08/07/2013		89,600	93,435
8.700% due 08/07/2018		800	1,039
Arizona Public Service Co.
5.800% due 06/30/2014		1,265	1,359
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,700	3,085
CenturyLink, Inc.
6.000% due 04/01/2017		7,200	7,979
Dominion Resources, Inc.
5.000% due 03/15/2013		12,610	12,729
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,212
5.650% due 06/15/2013		1,000	1,023
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		44,800	46,402
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		20,500	20,821
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		1,900	2,085
10.500% due 03/25/2014		8,000	8,777
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		775	828
Majapahit Holding BV
8.000% due 08/07/2019		5,000	6,350
NGPL PipeCo LLC
7.119% due 12/15/2017		5,000	5,475
Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,159
Qtel International Finance Ltd.
3.375% due 10/14/2016		21,600	22,704
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		3,000	3,241
5.832% due 09/30/2016		8,177	9,027
Shell International Finance BV
3.100% due 06/28/2015		58,100	61,582
Virginia Electric and Power Co.
4.750% due 03/01/2013		1,000	1,007
Vodafone Group PLC
5.000% due 12/16/2013		5,400	5,632

			325,344

Total Corporate Bonds & Notes (Cost $4,506,331)			4,646,247

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.820% due 09/15/2023		18,950	18,840

Total Convertible Bonds & Notes (Cost $17,291)		18,840

MUNICIPAL BONDS & NOTES 0.9%
ALABAMA 0.0%
Alabama Public School & College Authority Revenue Bonds, Series 2007
5.000% due 12/01/2025	6,200	7,217

CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2029	12,770	14,509

DISTRICT OF COLUMBIA 0.0%
District of Columbia General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 06/01/2027	2,980	3,437

FLORIDA 0.0%
Broward County, Florida Airport System Revenue Notes, Series 2012
5.000% due 10/01/2016	600	690

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	36,500	36,574

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,132
3.093% due 03/01/2015	7,000	7,397

		12,529

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	26,200	26,255

NEW YORK 0.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2037	5,300	5,715
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	3,185	3,476
5.000% due 06/15/2037	13,000	14,394

		23,585

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2012
5.000% due 01/01/2023	10,000	11,220

TEXAS 0.3%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.460% due 04/01/2040	5,397	5,521
San Antonio, Texas Water System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/15/2040	50,000	54,488

		60,009

WASHINGTON 0.0%
Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2028	9,800	11,276

Total Municipal Bonds & Notes (Cost $206,989)		207,301

U.S. GOVERNMENT AGENCIES 49.7%
Fannie Mae
0.270% due 12/25/2036	2,916	2,895
0.330% due 06/25/2034	614	607
0.410% due 10/27/2037	107,500	107,006
0.510% due 03/25/2037	10,764	10,825
0.560% due 03/25/2037 - 03/25/2044	18,032	18,132
0.570% due 03/25/2037	929	935
0.590% due 07/25/2037	12,969	13,063
0.610% due 05/25/2031 - 09/25/2035	1,049	1,048
0.680% due 07/25/2037 - 12/25/2040	15,860	15,994
0.710% due 05/25/2039 - 09/25/2041	112,123	113,180
0.810% due 05/25/2030	131	131
0.819% due 04/25/2022	6	6
0.860% due 05/25/2030 - 12/25/2037	11,269	11,417
0.875% due 08/28/2017 - 12/20/2017	22,600	22,711
0.910% due 10/25/2037	21,276	21,515

0.940% due 06/25/2040	3,589	3,618
0.942% due 11/01/2021	4,400	4,420
0.950% due 03/25/2040	77,845	78,805
0.960% due 03/25/2038 - 01/25/2040	71,635	72,549
1.000% due 01/25/2043	14,100	14,065
1.060% due 02/25/2040	11,064	11,187
1.110% due 07/25/2039	11,199	11,330
1.250% due 01/30/2017	2,300	2,360
1.360% due 07/01/2042 - 07/01/2044	1,494	1,518
1.375% due 01/01/2021	13	13
1.376% due 03/01/2035	756	776
1.410% due 09/01/2041	110	113
1.560% due 10/01/2030 - 11/01/2039	1,023	1,062
1.665% due 11/01/2017	12	13
1.795% due 11/01/2018	2	2
1.872% due 07/01/2017	19	20
2.151% due 03/01/2035	6,187	6,497
2.229% due 11/01/2027	29	31
2.253% due 08/01/2029	502	530
2.259% due 10/01/2035	3,550	3,808
2.284% due 12/01/2033	220	235
2.300% due 03/01/2035	1,295	1,374
2.301% due 06/01/2022	4	4
2.310% due 08/01/2017 - 08/01/2022	1,302	1,330
2.319% due 07/01/2018	4	4
2.328% due 01/01/2035	4,789	5,015
2.359% due 06/01/2017 - 11/01/2034	851	900
2.361% due 04/01/2024	75	80
2.373% due 11/01/2017	12	13
2.375% due 07/01/2017	14	14
2.423% due 10/01/2034	2,325	2,457
2.459% due 02/01/2028	154	165
2.474% due 01/01/2024	72	76
2.500% due 10/01/2026 - 01/01/2028	479,088	501,498
2.585% due 11/01/2023 - 04/01/2034	834	884
2.587% due 05/01/2035	1,231	1,304
2.638% due 05/01/2035	3,000	3,200
2.642% due 07/01/2035	3,523	3,748
2.671% due 07/01/2035	3,714	3,946
2.709% due 03/01/2024	128	136
2.714% due 10/01/2024	111	111
2.715% due 09/01/2035	176	188
2.723% due 08/01/2035	5,384	5,727
2.757% due 09/01/2035	4,004	4,275
2.758% due 06/01/2035	1,089	1,160
2.814% due 08/01/2035	1,414	1,507
2.873% due 09/01/2032	899	957
3.000% due 01/01/2021 - 01/01/2043	379,719	400,449
3.091% due 12/01/2017	11	11
3.136% due 07/25/2017	190	189
3.191% due 06/01/2035	763	813
3.500% due 09/01/2018 - 01/01/2043	1,294,247	1,377,826
4.000% due 12/01/2013 - 02/01/2043	3,905,620	4,192,415
4.250% due 05/25/2033	2,950	3,227
4.392% due 02/01/2028	5	6
4.491% due 12/01/2036	143	151
4.500% due 01/01/2018 - 02/01/2043	1,813,889	1,964,629
4.506% due 01/01/2028	30	33
4.612% due 09/01/2034	129	140
5.000% due 02/13/2017 - 02/01/2043	711,051	774,647
5.035% due 04/01/2018	241	259
5.244% due 11/01/2035	94	101
5.375% due 06/12/2017	9,900	11,917
5.500% due 10/01/2017 - 02/01/2043	820,097	893,677
6.000% due 05/01/2016 - 11/01/2039	200,803	220,311
6.176% due 12/25/2042	2,551	3,114
6.290% due 02/25/2037 (a)	42,006	7,032
6.500% due 07/25/2023 - 03/01/2038	13,998	16,041
7.000% due 05/01/2026 - 04/01/2034	115	130
7.508% due 01/25/2043	12,822	12,790
8.000% due 11/25/2023 - 11/01/2031	1,394	1,715
8.500% due 04/01/2025	84	103
8.800% due 01/25/2019	40	45
9.000% due 03/25/2021 - 04/25/2021	130	149
9.250% due 10/25/2018	2	2
9.500% due 03/25/2020 - 11/01/2025	356	423
10.000% due 08/01/2015 - 05/01/2022	1	1
11.000% due 11/01/2020	1	1
11.500% due 11/01/2019 - 02/01/2020	1	0
11.750% due 02/01/2016	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	49,957	52,581
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	2,005	1,976
Freddie Mac
0.359% due 07/15/2019 - 08/15/2019	19,254	19,280

0.470% due 08/25/2031	2,418	2,367
0.490% due 09/25/2031	4,249	3,937
0.509% due 05/15/2036	9,350	9,382
0.539% due 02/15/2037	667	671
0.549% due 02/15/2037	241	243
0.559% due 12/15/2030	163	163
0.609% due 06/15/2018	1,199	1,205
0.659% due 11/15/2030 - 10/15/2041	31,633	31,898
0.709% due 09/15/2041	44,964	45,344
0.750% due 01/12/2018	1,500	1,492
0.819% due 07/15/2037	632	638
0.909% due 08/15/2037	1,253	1,267
0.929% due 09/15/2037	14,107	14,263
1.000% due 06/29/2017 - 09/29/2017	32,700	33,114
1.059% due 12/15/2039	168	170
1.064% due 01/15/2038	17,037	17,239
1.200% due 10/15/2020	23	23
1.250% due 08/01/2019 - 03/15/2021	2,714	2,719
1.535% due 07/25/2044	724	743
1.625% due 01/01/2017 - 03/01/2017	10	10
2.006% due 02/01/2020	83	84
2.200% due 10/01/2027	17	17
2.250% due 11/01/2022	159	165
2.336% due 06/01/2024	32	34
2.365% due 11/01/2023	8	8
2.375% due 02/01/2023	1	1
2.384% due 12/01/2022	27	29
2.406% due 10/01/2023	51	52
2.451% due 09/01/2023	7	7
2.482% due 07/01/2027	47	51
2.577% due 01/01/2024	35	36
2.720% due 03/01/2035	3,648	3,871
2.724% due 10/01/2035	4,612	4,939
2.734% due 04/01/2035	2,587	2,766
2.759% due 08/01/2035	9,394	10,013
2.835% due 07/01/2035	59	63
2.850% due 04/01/2035	3,543	3,774
2.863% due 03/01/2035	1,727	1,830
2.876% due 04/01/2035	839	895
3.000% due 03/15/2041	11,586	11,817
3.049% due 03/01/2035	302	322
3.097% due 04/01/2035	1,271	1,356
3.130% due 02/01/2037	92	98
3.135% due 08/15/2032	342	357
3.750% due 03/27/2019	2,100	2,431
4.000% due 01/15/2024 (a)	1,126	119
4.000% due 09/01/2040 - 01/01/2043	20,576	21,985
4.375% due 07/17/2015	2,800	3,086
4.500% due 09/15/2018 - 06/01/2041	46,222	49,857
5.000% due 04/01/2013 - 01/01/2043	27,422	29,836
5.500% due 11/01/2013 - 01/01/2039	23,447	25,889
5.923% due 05/01/2037	217	235
6.000% due 02/01/2016 - 10/01/2035	2,602	2,793
6.261% due 07/15/2036 (a)	6,558	1,112
6.500% due 02/15/2014 - 07/25/2043	29,776	34,043
6.941% due 08/15/2036 (a)	27,436	4,526
7.000% due 01/01/2030 - 04/01/2032	36	42
7.500% due 07/15/2030	264	312
8.000% due 04/15/2021 - 12/01/2024	106	116
8.500% due 06/01/2022 - 11/01/2025	375	457
9.000% due 12/15/2020 - 08/01/2022	131	152
9.500% due 08/01/2016 - 09/01/2021	50	55
10.000% due 11/01/2016 - 05/15/2020	15	17
Ginnie Mae
0.759% due 12/16/2025	68	69
1.625% due 03/20/2017 - 02/20/2032	6,151	6,383
1.750% due 05/20/2022 - 07/20/2034	3,474	3,623
1.988% due 02/20/2041	32,768	33,331
2.000% due 09/20/2024 - 07/20/2030	956	995
2.500% due 11/20/2026	5	6
3.000% due 04/20/2016	2	2
4.000% due 03/20/2019	13	14
5.000% due 06/20/2032	29	31
5.500% due 10/17/2022	50	54
6.500% due 01/15/2028	2	3
7.000% due 06/15/2024 - 06/15/2027	5	6
7.500% due 03/15/2022 - 09/15/2031	58	64
8.000% due 05/15/2016 - 06/20/2031	802	857
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 08/15/2030 - 09/15/2030	159	174
9.500% due 10/15/2016 - 06/15/2025	13	13
10.000% due 10/15/2013 - 11/15/2020	1	1
10.500% due 11/15/2019 - 02/15/2021	1	1
13.000% due 10/15/2013	1	1
Small Business Administration
4.310% due 04/01/2029	21,129	23,490

5.110% due 04/01/2025	451	508
5.640% due 04/01/2026	10,769	12,459
Vendee Mortgage Trust
6.500% due 05/15/2029	24,629	29,540

Total U.S. Government Agencies (Cost $11,451,376)		11,546,841

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)(k)	409,826	445,142
0.125% due 07/15/2022	709,555	769,922
0.625% due 07/15/2021 (i)(j)(k)	193,256	219,678
1.125% due 01/15/2021	101,620	119,388
1.250% due 07/15/2020 (j)	119,219	141,461
1.375% due 01/15/2020 (i)(j)(k)	54,019	64,055
2.000% due 01/15/2026	5,827	7,644
2.125% due 01/15/2019	431	523
2.375% due 01/15/2025	2,086	2,817
2.375% due 01/15/2027	1,348	1,859
U.S. Treasury Notes
0.375% due 11/15/2015	116,300	116,418
0.625% due 11/30/2017 (j)(k)	50,200	50,020
0.750% due 12/31/2017	44,700	44,763
1.625% due 08/15/2022	4,800	4,764
1.625% due 11/15/2022	5,200	5,137
1.750% due 05/15/2022 (j)(k)	1,700	1,713

Total U.S. Treasury Obligations (Cost $1,970,285)		1,995,304

MORTGAGE-BACKED SECURITIES 5.5%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	1,037	1,057
American Home Mortgage Assets LLC
0.420% due 10/25/2046	21,356	13,438
American Home Mortgage Investment Trust
2.010% due 09/25/2045	269	256
2.526% due 02/25/2045	96	94
Banc of America Commercial Mortgage Trust
5.685% due 06/10/2049	3,400	3,953
Banc of America Funding Corp.
0.451% due 05/20/2035	5,612	4,902
0.490% due 07/25/2037	20,719	17,174
2.619% due 05/25/2035	1,003	1,044
2.687% due 02/20/2036	4,182	4,164
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	9,063	9,069
Banc of America Mortgage Trust
3.002% due 02/25/2035	749	752
3.114% due 09/25/2035	14,950	13,784
3.119% due 05/25/2033	151	152
6.500% due 10/25/2031	1,319	1,396
BCRR Trust
5.858% due 07/17/2040	1,450	1,705
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	507	515
2.494% due 08/25/2033	2,975	3,003
2.570% due 03/25/2035	1,652	1,672
2.643% due 04/25/2033	2,792	2,826
2.650% due 10/25/2036	3,172	2,465
2.831% due 11/25/2030	47	48
2.851% due 01/25/2035	2,450	2,229
2.959% due 02/25/2033	484	439
2.960% due 08/25/2035 ^	7,483	5,925
2.972% due 01/25/2035	13	13
2.975% due 08/25/2035	47,803	40,895
2.986% due 08/25/2033	710	695
3.064% due 01/25/2034	42	43
3.078% due 03/25/2035	931	940
3.831% due 02/25/2033	277	280
5.260% due 03/25/2035	459	455
Bear Stearns Alt-A Trust
2.677% due 04/25/2035	17,387	15,214
2.694% due 09/25/2034	1,275	1,169
2.960% due 05/25/2035	696	648
3.001% due 09/25/2035	5,366	4,239
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,706
5.471% due 01/12/2045	4,200	4,905
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	10,821	7,154
CC Funding Corp.
0.490% due 01/25/2035	1,809	1,471
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	153	152
2.570% due 10/25/2035	37	35

2.901% due 03/25/2034		2,210	2,200
3.016% due 03/25/2036		17,879	15,216
Commercial Mortgage Pass-Through Certificates
0.329% due 02/15/2022		7,162	6,997
5.383% due 02/15/2040		4,500	5,012
5.448% due 01/15/2049		2,116	2,138
Countrywide Alternative Loan Trust
0.390% due 05/25/2047		9,044	6,419
0.490% due 02/25/2037		10,606	6,840
0.610% due 06/25/2036 ^		1,370	822
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035		2,968	2,311
2.628% due 02/20/2036		18,945	14,552
5.000% due 08/25/2019		1,309	1,341
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032		1,107	999
2.779% due 10/25/2033		221	215
4.499% due 11/15/2037		1,046	1,046
4.903% due 06/25/2032		58	58
Credit Suisse Mortgage Pass-Through Certificates
5.676% due 03/15/2039		1,400	1,584
DLJ Acceptance Trust
11.000% due 08/01/2019		28	33
EMF-NL
1.059% due 04/17/2041	EUR	3,000	2,006
1.209% due 07/17/2041		7,300	6,119
First Horizon Alternative Mortgage Securities
2.555% due 09/25/2034		$697	693
2.570% due 09/25/2035		1,433	1,191
First Horizon Mortgage Pass-Through Trust
2.561% due 02/25/2035		700	683
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		20	19
Granite Master Issuer PLC
0.290% due 12/20/2054	EUR	8,740	11,362
0.310% due 12/20/2054		30,846	40,095
0.351% due 12/20/2054		$57,016	56,075
0.389% due 12/17/2054		3,833	3,770
0.411% due 12/20/2054		48,941	48,133
0.471% due 12/20/2054		7,998	7,866
0.604% due 12/17/2054	GBP	2,809	4,487
0.604% due 12/20/2054		4,956	7,918
0.814% due 12/20/2054		41,976	67,054
Granite Mortgages PLC
0.898% due 09/20/2044		1,279	2,052
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	536
5.224% due 04/10/2037		54,273	60,079
5.444% due 03/10/2039		8,400	9,707
5.867% due 07/10/2038		300	345
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,825	6,832
1.260% due 03/06/2020		14,900	14,921
5.396% due 08/10/2038		9,197	9,728
GSR Mortgage Loan Trust
3.087% due 07/25/2035		2,398	1,880
5.163% due 11/25/2035		6,838	6,370
6.000% due 03/25/2032		137	144
Harborview Mortgage Loan Trust
3.075% due 07/19/2035		7,886	6,437
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	16,200	21,612
Imperial Savings Association
7.034% due 02/25/2018		$9	9
Indymac Index Mortgage Loan Trust
0.420% due 05/25/2046		3,950	2,942
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019		548	534
5.420% due 01/15/2049		2,285	2,650
5.648% due 03/18/2051		33,895	37,299
5.812% due 06/15/2049		27,445	32,199
JPMorgan Mortgage Trust
2.950% due 04/25/2037		1,443	1,065
2.991% due 07/25/2035		1,126	1,148
3.026% due 08/25/2035 ^		14,435	12,932
LB-UBS Commercial Mortgage Trust
4.559% due 09/15/2027		267	267
5.713% due 09/15/2045		15,132	16,428
5.866% due 09/15/2045		6,455	7,727
Mall Funding PLC
1.209% due 04/22/2017	GBP	4,456	6,963
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		$800	832
MASTR Alternative Loans Trust
4.500% due 11/25/2018		2,877	2,891

MASTR Asset Securitization Trust
5.500% due 09/25/2033		6,237	6,596
Merrill Lynch Floating Trust
0.751% due 07/09/2021		80,321	79,898
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		1,266	1,188
Merrill Lynch Mortgage Trust
5.849% due 06/12/2050		1,852	1,985
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,903
Morgan Stanley Capital Trust
5.809% due 12/12/2049		18,825	22,422
Morgan Stanley Mortgage Loan Trust
0.470% due 04/25/2035		17,803	16,769
0.480% due 11/25/2035		4,249	3,944
0.530% due 01/25/2035		2,309	2,127
2.669% due 08/25/2034		1,323	1,308
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045		6,200	7,276
5.789% due 08/12/2045 (g)		5,700	6,403
5.789% due 08/15/2045		9,500	11,149
MortgageIT Trust
0.530% due 02/25/2035		2,335	2,237
Newgate Funding PLC
0.783% due 12/15/2050	EUR	2,500	2,997
Opera Finance PLC
0.758% due 04/25/2017	GBP	8,820	13,950
Opteum Mortgage Acceptance Corp.
0.490% due 12/25/2035		$12,820	10,484
0.620% due 11/25/2035		45,890	41,718
Paine Webber CMO Trust
8.950% due 07/01/2018		4	4
Permanent Master Issuer PLC
1.910% due 07/15/2042	EUR	3,600	4,871
Prime Mortgage Trust
0.610% due 02/25/2019		$102	100
0.610% due 02/25/2034		2,166	2,052
Resecuritization Mortgage Trust
0.460% due 04/26/2021		22	21
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		281	260
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,421
6.068% due 02/17/2051		10,000	10,434
Sears Mortgage Securities
12.000% due 02/25/2014		1	1
Silverstone Master Issuer PLC
1.869% due 01/21/2055		10,000	10,295
SOMF Ltd.
0.689% due 04/22/2017 (n)	GBP	30,234	46,349
Sovereign Commercial Mortgage Securities Trust
5.982% due 07/22/2030		$131	133
Structured Adjustable Rate Mortgage Loan Trust
2.775% due 02/25/2034		171	173
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037		205	139
0.490% due 02/25/2036		4,589	3,093
0.870% due 09/19/2032		3,694	3,594
0.870% due 10/19/2034		433	426
9.223% due 06/25/2029		259	274
Structured Asset Securities Corp.
2.555% due 01/25/2032		101	87
2.617% due 06/25/2033		421	418
Suntrust Adjustable Rate Mortgage Loan Trust
3.055% due 01/25/2037		5,973	5,256
Thornburg Mortgage Securities Trust
2.581% due 10/25/2045		19,670	18,305
2.603% due 12/25/2045		14,326	13,327
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		33,604	33,094
4.380% due 10/15/2041		607	607
5.421% due 04/15/2047		11,507	11,848
5.509% due 04/15/2047		6,200	7,203
5.572% due 10/15/2048		16,500	18,981
5.732% due 06/15/2049		685	704
WaMu Mortgage Pass-Through Certificates
0.470% due 11/25/2045		2,579	2,406
0.480% due 12/25/2045		8,085	7,593
0.500% due 10/25/2045		203	194
0.520% due 01/25/2045		236	232
0.620% due 11/25/2034		9,388	9,214
0.895% due 01/25/2047		6,671	5,624
1.166% due 08/25/2046		165	131
1.365% due 11/25/2042		1,180	1,134
1.565% due 06/25/2042		1,928	1,863
1.565% due 08/25/2042		1,718	1,650

2.261% due 02/27/2034		104	106
2.261% due 01/25/2047		4,433	3,970
2.474% due 01/25/2036		680	629
2.536% due 12/25/2035		124	124
2.538% due 09/25/2046		146	127
2.569% due 03/25/2034		2,190	2,232
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033		21	21
2.573% due 02/25/2033		120	120
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		4,400	4,407
2.613% due 02/25/2035		1,110	1,106
2.614% due 07/25/2036 ^		14,623	12,850
2.618% due 03/25/2035		859	866
2.627% due 03/25/2036		19,092	18,720
2.710% due 04/25/2036		473	438
2.723% due 04/25/2036		2,986	2,777
4.680% due 12/25/2033		1,317	1,371
5.500% due 12/25/2035		476	480

Total Mortgage-Backed Securities (Cost $1,236,642)			1,285,068

ASSET-BACKED SECURITIES 4.5%
Academic Loan Funding Trust
1.010% due 12/27/2022		3,126	3,153
Access Group, Inc.
1.615% due 10/27/2025		6,809	6,921
Accredited Mortgage Loan Trust
0.450% due 09/25/2035		564	554
0.560% due 04/25/2035		9,336	9,077
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		8,804	8,733
Ameriquest Mortgage Securities, Inc.
0.512% due 11/25/2034		6,415	6,380
0.680% due 01/25/2035		537	529
1.560% due 02/25/2033		2,752	2,587
Amortizing Residential Collateral Trust
0.750% due 06/25/2032		67	56
0.790% due 07/25/2032		744	644
Asset-Backed Securities Corp. Home Equity
0.440% due 05/25/2037		30,073	12,860
0.729% due 06/15/2031		4	4
AUTO ABS SRL
0.343% due 10/25/2020	EUR	1,154	1,522
Babson CLO Ltd.
0.678% due 06/15/2016		$522	521
Bank of America Auto Trust
2.670% due 12/15/2016		2,153	2,169
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037		489	476
0.290% due 10/25/2036		491	471
0.710% due 06/25/2035		6,864	6,561
0.890% due 09/25/2035		1,243	1,219
1.210% due 10/25/2037		20,264	16,323
1.210% due 11/25/2042		891	864
1.410% due 03/25/2043		4,466	3,804
BNC Mortgage Loan Trust
0.330% due 11/25/2036		1,491	1,459
Callidus Debt Partners CLO Fund Ltd.
0.590% due 04/17/2020		21,069	20,791
Carrington Mortgage Loan Trust
0.310% due 06/25/2037		523	500
Centurion CDO Ltd.
0.683% due 01/30/2016		202	201
Chase Issuance Trust
1.808% due 09/15/2015		7,000	7,076
Citibank Omni Master Trust
2.959% due 08/15/2018		50,000	52,033
Concord Real Estate CDO Ltd.
0.490% due 12/25/2046		14,200	13,330
Countrywide Asset-Backed Certificates
0.340% due 06/25/2047		5,718	5,615
0.390% due 09/25/2036		470	454
0.470% due 05/25/2036		2,394	2,322
0.550% due 04/25/2036		7,900	6,095
Credit Suisse First Boston Mortgage Securities Corp.
0.910% due 07/25/2032		12	9
Dryden Leveraged Loan CDO
0.562% due 05/22/2017		27,624	27,297
Educational Services of America, Inc.
1.360% due 09/25/2040		43,243	44,108
Equifirst Mortgage Loan Trust
0.690% due 01/25/2034		664	630
Fannie Mae
4.500% due 12/12/2042		4,000	4,316

First Franklin Mortgage Loan Trust
0.490% due 10/25/2035		703	702
1.035% due 05/25/2034		5,317	4,536
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		2,606	2,626
Four Corners CLO
0.580% due 01/26/2020		38,712	38,033
Franklin CLO Ltd.
0.568% due 06/15/2018		86,955	84,643
Fremont Home Loan Trust
0.270% due 01/25/2037		323	148
Galaxy CLO Ltd.
0.579% due 10/20/2017		8,554	8,488
Gallatin CLO Ltd.
0.560% due 08/15/2017		6,924	6,846
Glacier Funding CDO Ltd.
0.640% due 11/12/2042		63,552	58,588
Global Senior Loan Index Fund
1.340% due 12/11/2023	EUR	7,900	9,786
GSAMP Trust
0.280% due 12/25/2036		$2,583	1,248
0.760% due 03/25/2034		2,705	2,673
0.790% due 11/25/2034		4,600	3,910
Gulf Stream Compass CLO Ltd.
0.576% due 01/24/2020		13,965	13,858
Gulf Stream Sextant CLO Ltd.
0.542% due 08/21/2020		7,475	7,388
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		45,658	45,248
Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	6,785	8,757
Hewett’s Island CDO Ltd.
0.580% due 08/09/2017		$4,950	4,909
HSBC Home Equity Loan Trust
0.361% due 03/20/2036		1,107	1,092
0.481% due 01/20/2035		1,804	1,757
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		70	29
Hyundai Capital Auto Funding Ltd.
1.209% due 09/20/2016		11,031	11,054
Landmark CDO Ltd.
0.611% due 06/01/2017		4,342	4,292
Leopard CLO BV
0.656% due 04/21/2020	EUR	8,945	11,543
Long Beach Mortgage Loan Trust
0.760% due 06/25/2035		$3,181	3,112
0.770% due 10/25/2034		597	531
Madison Park Funding Ltd.
0.580% due 05/10/2019		38,544	38,203
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		12,090	12,150
Merrill Lynch Mortgage Investors, Inc.
0.410% due 08/25/2036		16,100	15,406
Mid-State Trust
4.864% due 07/15/2038		378	390
Morgan Stanley Investment Management Croton Ltd.
0.600% due 01/15/2018		14,473	14,247
Morgan Stanley IXIS Real Estate Capital Trust
0.260% due 11/25/2036		24	10
Nautique Funding Ltd.
0.590% due 04/15/2020		14,434	13,893
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		5,073	5,012
Neptune Finance CCS Ltd.
0.934% due 04/20/2020		9,700	9,499
Octagon Investment Partners Ltd.
0.671% due 12/02/2016		171	170
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		212	215
RAAC Series
0.560% due 03/25/2034		1,048	1,040
Renaissance Home Equity Loan Trust
0.830% due 03/25/2034		3,211	2,891
0.910% due 08/25/2032		40	33
Residential Asset Securities Corp. Trust
0.650% due 01/25/2036		5,500	4,774
0.660% due 09/25/2035		6,285	5,907
0.670% due 06/25/2031		3	2
1.005% due 01/25/2035		1,909	1,721
Saxon Asset Securities Trust
0.530% due 09/25/2047		7,400	4,862
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^		4,246	1,240
0.340% due 05/25/2037 ^		1,045	587
SLC Student Loan Trust
0.390% due 11/15/2021		19,760	19,673

SLM Student Loan Trust
0.000% due 12/15/2016		100	100
0.443% due 12/15/2023	EUR	1,839	2,344
0.453% due 09/15/2021		6,341	8,333
0.465% due 01/25/2021		$3,520	3,518
0.485% due 04/27/2020		1,451	1,451
0.815% due 10/25/2017		7,620	7,655
0.959% due 10/16/2023		35,846	35,994
1.259% due 06/15/2023		52,738	53,155
1.309% due 12/15/2021		18,185	18,331
1.508% due 12/15/2033		746	737
1.815% due 04/25/2023		10,003	10,436
1.859% due 12/15/2017		18,567	18,642
Soundview Home Loan Trust
0.270% due 11/25/2036		1,812	634
South Carolina Student Loan Corp.
0.861% due 03/01/2018		289	290
1.061% due 03/02/2020		900	906
1.311% due 09/03/2024		3,500	3,569
Specialty Underwriting & Residential Finance
0.270% due 01/25/2038		942	904
Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019		42,376	41,831
Structured Asset Investment Loan Trust
0.915% due 03/25/2034		7,232	6,401
0.930% due 02/25/2035		6,500	5,102
Structured Asset Securities Corp.
0.790% due 01/25/2033		458	420
0.810% due 02/25/2035		1,936	1,905
4.930% due 01/25/2035		455	457
Summit Lake CLO Ltd.
0.542% due 02/24/2018		12,084	11,983
Venture CDO Ltd.
0.549% due 01/20/2022		30,500	29,280
Wells Fargo Home Equity Trust
0.300% due 04/25/2037		789	774
Wood Street CLO BV
0.602% due 11/22/2021	EUR	19,579	25,281

Total Asset-Backed Securities (Cost $1,044,448)			1,049,819

SOVEREIGN ISSUES 9.8%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014		9,600	12,365
4.305% due 03/06/2014		9,500	12,566
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$6,000	7,140
Hydro-Quebec
1.375% due 06/19/2017		10,000	10,141
2.000% due 06/30/2016		157,600	164,341
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,641
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	12,200	16,226
3.000% due 04/01/2014		2,900	3,890
3.500% due 06/01/2014		4,400	5,948
3.750% due 12/15/2013		3,300	4,449
3.750% due 08/01/2015		38,800	53,012
3.750% due 04/15/2016		600	823
4.250% due 07/01/2014		41,100	56,199
4.250% due 08/01/2014		82,400	112,895
4.500% due 07/15/2015		116,300	161,428
4.750% due 09/15/2016		1,600	2,260
4.750% due 05/01/2017		78,000	109,967
4.750% due 06/01/2017		62,400	87,768
5.250% due 08/01/2017		34,400	49,414
Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		77,600	100,797
0.000% due 05/30/2014		160,000	205,769
Kommunalbanken A/S
1.375% due 06/08/2017		$80,000	81,567
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,709
Mexico Government International Bond
2.500% due 12/10/2020 (c)	MXN	329,150	27,746
6.250% due 06/16/2016		435,600	35,134
Province of British Columbia
1.200% due 04/25/2017		$22,000	22,411
Province of Ontario
1.100% due 10/25/2017		76,700	76,845
1.375% due 01/27/2014		33,100	33,469
1.600% due 09/21/2016		2,900	2,995
2.450% due 06/29/2022		20,000	20,281
3.000% due 07/16/2018		15,000	16,366
3.150% due 06/02/2022	CAD	148,400	154,441

3.200% due 09/08/2016		9,700	10,278
4.000% due 10/07/2019		$94,500	108,549
4.000% due 06/02/2021	CAD	119,150	132,611
4.200% due 03/08/2018		1,000	1,115
4.200% due 06/02/2020		2,300	2,593
4.300% due 03/08/2017		129,000	142,784
4.400% due 06/02/2019		2,600	2,951
4.400% due 04/14/2020		$25,000	29,462
Province of Quebec
2.750% due 08/25/2021		10,400	10,873
3.500% due 07/29/2020		21,700	24,120
4.250% due 12/01/2021	CAD	29,200	32,853
4.500% due 12/01/2017		6,400	7,204
4.500% due 12/01/2018		2,500	2,838
Republic of Korea
4.875% due 09/22/2014		$2,400	2,567
5.125% due 12/07/2016		3,900	4,501
5.750% due 04/16/2014		4,000	4,250
Russia Government International Bond
3.250% due 04/04/2017		8,200	8,733
Spain Government International Bond
3.000% due 04/30/2015	EUR	5,500	7,258
3.750% due 10/31/2015		70,100	93,248
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,400	1,536

Total Sovereign Issues (Cost $2,185,191)			2,283,327

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
2.829% due 01/30/2013 (d)		10,254	75,284
Farm Credit Bank
10.000% due 12/15/2020 (d)		38,600	48,190

Total Preferred Securities (Cost $147,852)			123,474

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.0%
CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
1.572% due 04/25/2013		$100	100
1.661% due 06/10/2013		25,200	25,227
Banco do Brasil S.A.
0.000% due 06/28/2013		79,200	79,038
Bank of Nova Scotia
0.510% due 03/27/2014		60,600	60,604
Dexia Credit Local S.A.
1.400% due 09/20/2013		36,600	36,567
1.500% due 09/27/2013		32,100	32,094
1.700% due 09/06/2013		287,900	288,238
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		70,400	69,566
0.000% due 11/01/2013		50,000	49,760
0.000% due 11/08/2013		700	696

			641,890

COMMERCIAL PAPER 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		195,300	192,209
BP Capital Markets PLC
0.648% due 01/11/2013		500	500
Ford Motor Credit Co. LLC
1.017% due 02/15/2013		28,100	28,066
1.280% due 01/22/2013		13,300	13,290

Santander S.A.
2.200% due 04/02/2013		186,100	185,576
Standard Chartered Bank
0.950% due 09/26/2013		55,100	54,870

			474,511

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013		9,300	9,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $9,484. Repurchase proceeds are $9,300.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		4,082	4,082

(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $4,165. Repurchase proceeds are $4,082.)
			13,382

MEXICO TREASURY BILLS 2.2%
4.452% due 02/07/2013 - 04/04/2013 (b)	MXN	6,484,600	498,303

U.S. TREASURY BILLS 0.1%
0.144% due 05/23/2013 - 12/12/2013 (b)(h)(k)		$11,800	11,787

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 3.8%
PIMCO Short-Term Floating NAV Portfolio		2,348	24
PIMCO Short-Term Floating NAV Portfolio III		89,080,568	890,360

			890,384

Total Short-Term Instruments (Cost $2,522,145)			2,530,257

Total Investments 111.5% (Cost $25,476,712)			$25,876,462
Written Options (m) (0.0%) (Premiums $31,673)			(10,619)
Other Assets and Liabilities (Net) (11.5%)			(2,654,288)

Net Assets 100.0%			$23,211,555

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $114,507 at a weighted average interest rate of 0.047%.

(g)	Securities with an aggregate market value of $6,403 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	11/15/2012	11/15/2014	$5,514	$(5,507)
	(1.000%)	11/26/2012	11/23/2014	771	(770)

					$(6,277)

(h)	Securities with an aggregate market value of $769 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $20,210 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	292	$244
90-Day Euribor June Futures	Long	06/2015	86	1
90-Day Euribor March Futures	Long	03/2015	114	24
90-Day Eurodollar December Futures	Long	12/2015	28,531	(2,394)
90-Day Eurodollar June Futures	Long	06/2015	7,582	2,114
90-Day Eurodollar March Futures	Long	03/2016	3,624	919

				$908

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $31,804 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$229,600	$(1,625)	$(327)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	686,200	(1,757)	(371)

				$(3,382)	$(698)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$3,776,500	$28,693	$2,127
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	225,800	13,829	9,912

					$42,522	$12,039

(k)	Securities with an aggregate market value of $64,064 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(l)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	0.202%	$4,900	$(50)	$137	$(187)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	0.202%	5,600	(57)	164	(221)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.241%	7,500	(971)	(902)	(69)

							$(1,078)	$(601)	$(477)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	0.781%		$21,100	$1,346	$817	$529
Australia Government Bond	BOA	1.000%	06/20/2017	0.370%		9,800	277	121	156
Australia Government Bond	CBK	1.000%	06/20/2017	0.370%		9,400	266	107	159
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.867%		15,600	72	(203)	275
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.349%		20,000	102	0	102
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.084%		11,700	(38)	(254)	216
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.129%		15,100	(84)	(152)	68
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.129%		9,000	(50)	(99)	49
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.129%		15,100	(83)	(166)	83
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.648%		1,800	18	(16)	34
Brazil Government International Bond	BPS	1.000%	06/20/2017	0.953%		1,600	4	(25)	29
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.648%		19,800	196	(158)	354
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%		75,000	619	(118)	737
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.819%		13,000	91	(122)	213
Brazil Government International Bond	BRC	1.000%	06/20/2017	0.953%		7,300	18	(116)	134
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%		2,600	26	(41)	67
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%		4,700	44	(21)	65
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.771%		33,500	276	(57)	333
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.771%		20,000	165	(48)	213
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		22,200	53	(354)	407
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.648%		25,000	248	(205)	453
Brazil Government International Bond	GST	1.000%	06/20/2017	0.953%		12,300	30	(174)	204
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		41,600	413	(339)	752
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%		19,500	185	(93)	278
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.771%		65,100	538	(94)	632
Brazil Government International Bond	HUS	1.000%	06/20/2017	0.953%		11,100	27	(185)	212
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		6,000	59	(57)	116

Brazil Government International Bond	JPM	1.000%	06/20/2017	0.953%		16,800	41	(260)	301
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		1,900	19	(18)	37
Caterpillar, Inc.	BRC	1.000%	09/20/2013	0.123%		10,000	68	93	(25)
Caterpillar, Inc.	GST	1.000%	06/20/2014	0.208%		43,600	526	505	21
China Government International Bond	BRC	1.000%	06/20/2017	0.537%		1,100	23	(15)	38
China Government International Bond	CBK	1.000%	06/20/2016	0.376%		17,400	382	174	208
China Government International Bond	FBF	1.000%	06/20/2017	0.537%		5,000	105	(67)	172
China Government International Bond	JPM	1.000%	06/20/2016	0.376%		35,500	780	364	416
China Government International Bond	UAG	1.000%	06/20/2016	0.376%		18,100	397	194	203
Credit Agricole S.A.	HUS	1.000%	06/20/2016	2.335%	EUR	3,000	(177)	(273)	96
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.636%		$27,100	397	(2,192)	2,589
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.485%		12,000	248	(767)	1,015
France Government Bond	CBK	0.250%	12/20/2015	0.448%		7,500	(43)	(195)	152
France Government Bond	CBK	0.250%	09/20/2016	0.603%		20,800	(269)	(1,197)	928
France Government Bond	GST	0.250%	09/20/2016	0.603%		36,500	(472)	(1,277)	805
France Government Bond	UAG	0.250%	09/20/2016	0.603%		18,000	(233)	(1,131)	898
General Electric Capital Corp.	BOA	1.000%	06/20/2016	0.892%		300	2	(4)	6
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.163%		2,000	6	0	6
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.220%		16,600	638	0	638
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%		10,200	425	0	425
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.249%		11,100	106	(322)	428
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.311%		500	2	(2)	4
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.620%		3,200	35	(75)	110
Japan Government International Bond	BOA	1.000%	09/20/2015	0.408%		100,000	1,646	1,653	(7)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.435%		19,400	332	331	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		34,400	610	476	134
Japan Government International Bond	BPS	1.000%	09/20/2015	0.408%		25,000	411	413	(2)
Japan Government International Bond	BPS	1.000%	12/20/2015	0.435%		50,000	855	316	539
Japan Government International Bond	BRC	1.000%	03/20/2015	0.335%		16,700	254	88	166
Japan Government International Bond	BRC	1.000%	06/20/2015	0.375%		16,600	263	258	5
Japan Government International Bond	BRC	1.000%	12/20/2015	0.435%		20,400	349	358	(9)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.458%		19,600	348	240	108
Japan Government International Bond	GST	1.000%	03/20/2015	0.335%		4,200	64	41	23
Japan Government International Bond	GST	1.000%	06/20/2015	0.375%		10,000	159	151	8
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		15,600	276	129	147
Japan Government International Bond	MYC	1.000%	12/20/2015	0.435%		19,100	327	326	1
Japan Government International Bond	MYC	1.000%	06/20/2016	0.507%		25,400	441	176	265
Japan Government International Bond	MYC	1.000%	06/20/2017	0.673%		20,400	301	(10)	311
Japan Government International Bond	RYL	1.000%	03/20/2016	0.458%		27,000	479	264	215
Japan Government International Bond	UAG	1.000%	12/20/2015	0.435%		19,400	332	311	21
MetLife, Inc.	BOA	1.000%	12/20/2017	1.556%		17,300	(448)	(698)	250
MetLife, Inc.	BRC	1.000%	09/20/2013	0.279%		10,000	56	(417)	473
MetLife, Inc.	CBK	1.000%	03/20/2016	1.125%		12,700	(46)	(260)	214
MetLife, Inc.	DUB	1.000%	12/20/2017	1.556%		7,200	(187)	(290)	103
MetLife, Inc.	GST	1.000%	09/20/2015	0.989%		10,000	6	(507)	513
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.551%		14,900	187	(115)	302
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.840%		21,000	155	(307)	462
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%		42,300	532	(240)	772
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.840%		9,000	67	(130)	197
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.551%		25,000	314	(205)	519
Mexico Government International Bond	HUS	1.000%	09/20/2015	0.551%		33,600	422	(260)	682
Morgan Stanley	BRC	1.000%	09/20/2014	0.869%		4,200	11	(120)	131
Morgan Stanley	FBF	1.000%	06/20/2013	0.393%		4,100	13	(130)	143
Morgan Stanley	FBF	1.000%	09/20/2014	0.869%		6,200	16	(173)	189
NRG Energy, Inc.	GST	5.000%	03/20/2019	3.943%		2,800	164	(238)	402
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.117%		4,000	211	53	158
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.088%		6,000	(12)	(171)	159
Republic of Germany	GST	0.250%	06/20/2017	0.347%		16,100	(69)	(462)	393
Russia Government International Bond	CBK	1.000%	03/20/2016	0.839%		31,400	173	(778)	951
Shell International Finance BV	FBF	1.000%	09/20/2015	0.223%		11,300	244	188	56
Toyota Motor Credit Corp.	BOA	1.000%	06/20/2014	0.365%		10,000	97	76	21
Toyota Motor Credit Corp.	DUB	1.000%	06/20/2014	0.365%		10,000	97	76	21
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.230%		16,700	420	220	200
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.273%		37,500	1,025	275	750
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.230%		6,200	156	120	36
United Kingdom Gilt	GST	1.000%	03/20/2015	0.188%		5,600	103	33	70
United Kingdom Gilt	GST	1.000%	03/20/2016	0.230%		22,600	568	323	245
United Kingdom Gilt	GST	1.000%	09/20/2016	0.273%		105,100	2,873	1,365	1,508
United Kingdom Gilt	GST	1.000%	06/20/2017	0.337%		40,000	1,190	698	492
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		200	6	4	2
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.273%		113,000	3,090	1,213	1,877
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		29,900	785	517	268
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.273%		50,000	1,367	416	951
Vodafone Group PLC	GST	1.000%	09/20/2015	0.362%		10,000	178	83	95
Wells Fargo & Co.	GST	1.000%	06/20/2013	0.138%		18,200	81	(15)	96

							$29,116	$(2,852)	$31,968

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BOA	(1.000%	)	12/20/2017	EUR	2,700	$28	$54	$(26)
iTraxx Europe 18 Index	BPS	(1.000%	)	12/20/2017		10,900	114	183	(69)
iTraxx Europe 18 Index	BRC	(1.000%	)	12/20/2017		60,000	624	1,031	(407)
iTraxx Europe 18 Index	GST	(1.000%	)	12/20/2017		1,400	15	26	(11)
iTraxx Europe 18 Index	JPM	(1.000%	)	12/20/2017		5,200	54	96	(42)
iTraxx Europe 18 Index	MYC	(1.000%	)	12/20/2017		87,900	915	1,517	(602)

							$1,750	$2,907	$(1,157)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$27,600	$1,743	$2,760	$(1,017)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	15,300	966	1,522	(556)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	117,900	9,120	13,050	(3,930)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	37,900	2,932	4,512	(1,580)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	400	31	46	(15)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	5,500	426	687	(261)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	55,900	4,324	6,314	(1,990)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	6,100	472	689	(217)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	18,200	1,407	2,168	(761)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	4,437	73	0	73
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	9,549	160	0	160
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	29	0	29
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	13,696	32	0	32
CMBX.NA.AAA.1 Index	DUB	0.100%	10/12/2052	4,955	(99)	(211)	112
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049	57,000	(1,732)	(2,316)	584
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	4,600	(198)	(276)	78
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	8,500	(365)	(499)	134

					$19,321	$28,446	$(9,125)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	28,800	$(26)	$(17)	$(9)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		86,600	(78)	(55)	(23)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,136,000	851	(336)	1,187
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		641,000	480	(188)	668
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		310,000	232	(62)	294
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		917,100	687	(80)	767
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		343,000	257	23	234

							$2,403	$(715)	$3,118

(m)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		$684,000	$2,397	$(91)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		410,000	3,161	(47)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		344,200	972	(120)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,086,900	4,334	(951)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		93,800	345	(82)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		72,900	685	(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		43,200	120	(14)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013		1,077,900	1,078	(1,668)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,077,900	1,563	(943)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		803,600	1,768	(1,519)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,384,500	7,773	(1,211)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	68,800	428	(1)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		18,500	153	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		20,700	176	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		387,600	2,454	(5)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		$812,500	2,082	(2,164)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		812,500	2,184	(1,802)

								$31,673	$(10,619)

(n)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SOMF Ltd.	0.689%	04/22/2017	12/11/2012	$46,112	$46,349	0.20%

(o)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2028	$156,000	$166,859	$(167,091)
Fannie Mae	6.000%	01/01/2043	110,000	120,733	(120,158)
Freddie Mac	5.000%	01/01/2043	24,000	25,755	(25,826)

				$313,347	$(313,075)

(p)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	8,003		$8,314	CBK	$7	$0	$7
01/2013	EUR	173,841		224,240	BOA	0	(5,222)	(5,222)
01/2013		50,007		64,761	BPS	0	(1,246)	(1,246)
01/2013		18,964		24,525	BRC	0	(507)	(507)
01/2013		9,600		11,900	DUB	0	(775)	(775)
01/2013		2,736		3,602	MSC	0	(10)	(10)
01/2013		83,871		104,677	UAG	0	(6,049)	(6,049)
01/2013	JPY	7,513,787		91,616	DUB	4,879	0	4,879
01/2013		521,565		6,149	RYL	128	0	128
01/2013		$151,754	EUR	114,965	BRC	0	(6)	(6)
01/2013		18,171		13,989	DUB	294	0	294
01/2013		156,432		117,866	JPM	32	(886)	(854)
01/2013		3,900		3,012	RBC	76	0	76
01/2013		17,143		13,160	RYL	228	0	228
01/2013		182		140	UAG	3	0	3
02/2013	CNY	26,164		$4,146	BRC	0	(13)	(13)
02/2013		38,400		6,100	FBF	0	(4)	(4)
02/2013		107,358		17,000	UAG	0	(65)	(65)
02/2013	EUR	117,506		155,153	BRC	13	(5)	8
02/2013		14,248		18,878	HUS	66	0	66
02/2013		116,848		155,172	JPM	896	0	896
02/2013		3,586		4,729	RYL	0	(6)	(6)
02/2013	MXN	647,217		49,395	FBF	0	(521)	(521)
02/2013		2,578,769		195,782	HUS	0	(3,037)	(3,037)
02/2013		1,000,900		74,892	RBC	0	(2,248)	(2,248)
02/2013		$6,900	BRL	14,178	BRC	0	(4)	(4)
02/2013		105,498		216,929	HUS	7	(2)	5
02/2013		3,200		6,571	MSC	0	(4)	(4)
02/2013		10,600		21,787	UAG	0	(4)	(4)
02/2013		17,537	CNY	111,326	CBK	159	0	159
02/2013		9,600		60,595	UAG	32	0	32
03/2013	CAD	9,756		$9,872	BRC	80	0	80
03/2013		363,044		368,395	DUB	4,018	0	4,018
03/2013		116,658		118,135	RBC	1,049	0	1,049
03/2013	GBP	53,579		86,278	BOA	0	(740)	(740)
03/2013		53,579		85,809	JPM	0	(1,209)	(1,209)
03/2013		28,632		46,257	RYL	0	(245)	(245)
03/2013	MXN	83,821		6,544	DUB	105	0	105
03/2013		888,957		68,083	UAG	0	(199)	(199)
03/2013		$207	GBP	127	HUS	0	0	0
04/2013	MXN	236,035		$18,172	DUB	65	0	65
04/2013		1,212,137		92,714	UAG	0	(266)	(266)
04/2013		$36,222	MXN	465,000	BOA	0	(550)	(550)
04/2013		5,354		70,205	DUB	32	0	32
04/2013		37,991		500,000	FBF	366	0	366
04/2013		39,222		513,932	HUS	212	(8)	204
04/2013		39,691		521,348	JPM	305	0	305
04/2013		15,916		208,000	MSC	41	0	41
04/2013		7,352		95,884	UAG	14	(11)	3
05/2013	EUR	143,800		$182,150	JPM	0	(7,888)	(7,888)
09/2013		205,700		258,441	BOA	0	(13,719)	(13,719)
12/2013		262,100		330,823	BOA	0	(16,380)	(16,380)
01/2014		77,600		97,961	BPS	0	(4,897)	(4,897)
04/2014		2,900		3,675	CBK	0	(172)	(172)
05/2014		77,800		98,377	BPS	0	(4,916)	(4,916)
06/2014		4,400		5,579	FBF	0	(263)	(263)

						$13,107	$(72,077)	$(58,970)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$189,984	$0	$189,984
Corporate Bonds & Notes
Banking & Finance	0	3,601,180	52,793	3,653,973
Industrials	0	665,686	1,244	666,930
Utilities	0	325,344	0	325,344
Convertible Bonds & Notes
Industrials	0	18,840	0	18,840
Municipal Bonds & Notes
Alabama	0	7,217	0	7,217
California	0	14,509	0	14,509
District of Columbia	0	3,437	0	3,437
Florida	0	690	0	690
Louisiana	0	36,574	0	36,574
Minnesota	0	12,529	0	12,529
New Jersey	0	26,255	0	26,255
New York	0	23,585	0	23,585
Pennsylvania	0	11,220	0	11,220
Texas	0	60,009	0	60,009
Washington	0	11,276	0	11,276
U.S. Government Agencies	0	11,532,075	14,766	11,546,841
U.S. Treasury Obligations	0	1,995,304	0	1,995,304
Mortgage-Backed Securities	0	1,201,379	83,689	1,285,068
Asset-Backed Securities	0	991,504	58,315	1,049,819
Sovereign Issues	0	2,283,327	0	2,283,327
Preferred Securities
Banking & Finance	0	48,190	75,284	123,474
Short-Term Instruments
Certificates of Deposit	0	641,890	0	641,890
Commercial Paper	0	474,511	0	474,511
Repurchase Agreements	0	13,382	0	13,382
Mexico Treasury Bills	0	498,303	0	498,303
U.S. Treasury Bills	0	11,787	0	11,787
Central Funds Used for Cash Management Purposes	890,384	0	0	890,384
	$890,384	$24,699,987	$286,091	$25,876,462

Short Sales, at value	$0	$(313,075)	$0	$(313,075)

Financial Derivative Instruments - Assets
Credit Contracts	0	33,213	0	33,213
Foreign Exchange Contracts	0	13,107	0	13,107
Interest Rate Contracts	3,302	15,189	0	18,491
	$3,302	$61,509	$0	$64,811

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(12,702)	0	(12,702)
Foreign Exchange Contracts	0	(72,077)	0	(72,077)
Interest Rate Contracts	(2,394)	(10,651)	0	(13,045)
	$(2,394)	$(95,430)	$0	$(97,824)

Totals	$891,292	$24,352,991	$286,091	$25,530,374

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$6,091	$53,200	$(1,714)	$13	$12	$376	$0	$(5,185)	$52,793	$384
Industrials	1,488	0	(225)	(3)	(5)	(11)	0	0	1,244	15
U.S. Government Agencies	2,098	13,079	(120)	(1)	0	(290)	0	0	14,766	(291)
Mortgage-Backed Securities	32	46,074	(12)	38	0	237	37,320	0	83,689	237
Asset-Backed Securities	71,433	15,425	(11,165)	424	304	1,951	44,108	(64,165)	58,315	116
Convertible Preferred Securities Industrials	107	0	0	0	0	(107)	0	0	0	(107)
Preferred Securities Banking & Finance	76,768	0	0	0	0	(1,484)	0	0	75,284	(1,484)

Totals	$158,017	$127,778	$(13,236)	$471	$311	$672	$81,428	$(69,350)	$286,091	$(1,130)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$51,661	Benchmark Pricing	Base Price	100.00 - 101.40
	1,132	Third Party Vendor	Broker Quote	75.00
Industrials	1,244	Third Party Vendor	Broker Quote	115.12
U.S. Government Agencies	14,766	Benchmark Pricing	Base Price	98.65 - 99.75
Mortgage-Backed Securities	83,668	Benchmark Pricing	Base Price	94.60 - 110.00
	21	Third Party Vendor	Broker Quote	94.50
Asset-Backed Securities	58,315	Third Party Vendor	Broker Quote	100.21 - 102.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	75,284	Benchmark Pricing	Base Price	$ 7,393.89

Total	$286,091

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 6.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$407
American International Group, Inc.
4.250% due 05/15/2013	1,795	1,817
Bank of America Corp.
1.733% due 01/30/2014	3,000	3,026
7.375% due 05/15/2014	700	758
Bank One Corp.
5.250% due 01/30/2013	1,900	1,907
Caledonia Generating LLC
1.950% due 02/28/2022	667	674
Citigroup, Inc.
1.160% due 02/15/2013	11,540	11,542
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	2,300	2,307
JPMorgan Chase & Co.
1.058% due 05/02/2014	2,900	2,921
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016	700	681
Merrill Lynch & Co., Inc.
1.068% due 09/15/2026	400	333
5.450% due 02/05/2013	700	703
Morgan Stanley
0.820% due 10/15/2015	1,300	1,261
2.810% due 05/14/2013	3,000	3,021
5.375% due 10/15/2015	3,100	3,372
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,331
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	304
Prudential Covered Trust
2.997% due 09/30/2015	1,520	1,577
Wachovia Corp.
0.710% due 10/15/2016	1,600	1,573
5.500% due 05/01/2013	200	203

		40,718

INDUSTRIALS 2.4%
Caterpillar, Inc.
0.482% due 05/21/2013	1,900	1,902
EOG Resources, Inc.
1.063% due 02/03/2014	1,600	1,612
General Electric Co.
0.850% due 10/09/2015	10,000	10,041
Hewlett-Packard Co.
0.592% due 05/24/2013	2,200	2,194
PACCAR, Inc.
6.875% due 02/15/2014	100	107

		15,856

UTILITIES 0.3%
Georgia Power Co.
0.628% due 03/15/2013	2,200	2,200

Total Corporate Bonds & Notes (Cost $58,061)		58,774

MUNICIPAL BONDS & NOTES 8.0%
CALIFORNIA 7.4%
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2029	400	455
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 07/01/2028	5,345	6,035
Los Angeles Wastewater System, California Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	38,000	41,068

Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	1,000	1,177

		48,735

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	2,800	2,806

NEW YORK 0.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,200	1,335

Total Municipal Bonds & Notes (Cost $53,335)		52,876

U.S. GOVERNMENT AGENCIES 74.3%
Fannie Mae
0.560% due 07/25/2037	1,243	1,250
0.660% due 10/25/2030	73	74
0.790% due 06/25/2041	5,506	5,552
0.875% due 08/28/2017	100	100
0.930% due 06/25/2037	1,503	1,516
0.950% due 03/25/2040	2,477	2,507
1.125% due 04/27/2017	3,400	3,466
1.360% due 07/01/2042	168	171
1.410% due 09/01/2041	540	557
1.560% due 08/01/2030	121	126
2.250% due 01/01/2024	101	108
2.328% due 01/01/2035	206	216
2.492% due 11/01/2034	1,007	1,084
2.500% due 06/01/2027	6,896	7,219
2.671% due 07/01/2035	165	176
3.000% due 01/01/2028 - 02/01/2043	51,788	54,540
3.191% due 06/01/2035	1,589	1,692
3.545% due 12/01/2034	566	588
4.000% due 10/01/2018 - 12/01/2041	10,289	11,019
4.413% due 09/01/2028	109	118
4.500% due 04/01/2019 - 01/01/2043	114,933	124,177
4.989% due 06/01/2015	2,636	2,879
5.000% due 02/13/2017 - 02/01/2043	73,563	79,971
5.375% due 06/12/2017	200	241
5.500% due 01/01/2025 - 04/01/2041	44,275	48,214
5.700% due 08/01/2018	974	1,042
6.000% due 11/01/2016 - 10/01/2039	30,372	33,245
6.176% due 12/25/2042	131	159
7.000% due 05/01/2029 - 04/01/2035	11,416	13,603
8.000% due 11/25/2023	87	101
9.250% due 10/25/2018	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,222	1,286
Freddie Mac
0.000% due 05/15/2037 (a)	6,241	5,963
0.359% due 07/15/2019 - 08/15/2019	608	609
0.559% due 12/15/2030	7	7
0.609% due 06/15/2018	49	49
0.759% due 07/15/2041	4,904	4,941
0.819% due 07/15/2037	14,978	15,122
0.909% due 08/15/2037	2,138	2,162
0.929% due 05/15/2037	1,159	1,166
1.000% due 06/29/2017 - 09/29/2017	3,600	3,643
1.250% due 08/01/2019 - 10/02/2019	12,200	12,200
1.360% due 02/25/2045	510	494
1.750% due 05/30/2019	16,400	16,987
2.465% due 07/01/2023	65	66
2.750% due 09/15/2040	2,623	2,704
2.835% due 07/01/2035	259	277
3.000% due 08/01/2019	21,300	21,628
5.000% due 02/15/2020	17	18
5.307% due 03/01/2035	217	234
5.500% due 08/23/2017 - 07/01/2038	873	957
6.000% due 02/01/2016 - 01/01/2038	319	347
6.500% due 07/25/2043	967	1,110
8.500% due 06/01/2025	5	6
Ginnie Mae
0.711% due 09/20/2030	24	24
1.625% due 10/20/2025	236	243
1.750% due 04/20/2022 - 07/20/2030	901	940
7.000% due 11/15/2022	57	66
7.500% due 02/15/2022 - 03/15/2024	108	116
7.750% due 01/17/2030	13	16
8.000% due 03/15/2023 - 05/15/2024	23	26
9.000% due 07/20/2016 - 08/15/2030	62	68

Small Business Administration
4.310% due 04/01/2029	760	844

Total U.S. Government Agencies (Cost $485,996)		490,032

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	920	999
0.125% due 07/15/2022	20,420	22,157
0.625% due 07/15/2021 (f)(g)(h)	2,463	2,800
1.125% due 01/15/2021	3,278	3,851
1.250% due 07/15/2020	4,561	5,412
1.375% due 01/15/2020	1,177	1,395
U.S. Treasury Notes
0.375% due 11/15/2015	72,200	72,274

Total U.S. Treasury Obligations (Cost $108,469)		108,888

MORTGAGE-BACKED SECURITIES 7.8%
American Home Mortgage Investment Trust
2.526% due 02/25/2045	308	299
2.533% due 10/25/2034	807	809
Banc of America Funding Corp.
2.619% due 05/25/2035	2,125	2,212
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	921	930
2.959% due 02/25/2033	27	25
3.064% due 01/25/2034	181	185
3.078% due 03/25/2035	189	190
3.831% due 02/25/2033	13	13
5.136% due 04/25/2033	250	251
5.369% due 02/25/2036	157	153
Bear Stearns Alt-A Trust
2.960% due 05/25/2035	812	745
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	114
5.471% due 01/12/2045	200	234
Citigroup Mortgage Loan Trust, Inc.
0.560% due 05/25/2037	381	371
2.270% due 09/25/2035	286	285
2.340% due 09/25/2035	316	311
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040	200	223
Countrywide Home Loan Mortgage Pass-Through Trust
2.628% due 02/20/2036	804	617
2.803% due 02/20/2035	456	428
2.934% due 11/25/2034	252	231
4.193% due 11/19/2033	117	118
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032	67	60
4.903% due 06/25/2032	2	2
Credit Suisse Mortgage Pass-Through Certificates
5.676% due 03/15/2039	100	113
First Horizon Alternative Mortgage Securities
2.536% due 06/25/2034	495	492
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	107
5.444% due 03/10/2039	3,500	4,045
GS Mortgage Securities Corp.
1.103% due 03/06/2020	408	409
2.716% due 02/10/2021	1,699	1,727
GSR Mortgage Loan Trust
2.660% due 09/25/2035	1,943	1,957
2.745% due 06/25/2034	379	377
Homebanc Mortgage Trust
0.450% due 07/25/2035	4,171	3,647
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	116
JPMorgan Mortgage Trust
4.963% due 02/25/2035	25	25
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034	3,100	3,223
Mellon Residential Funding Corp.
0.639% due 08/15/2032	5,408	5,462
Merrill Lynch Floating Trust
0.751% due 07/09/2021	5,551	5,530
Merrill Lynch Mortgage Investors, Inc.
2.516% due 02/25/2035	650	659
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	464
Morgan Stanley Capital Trust
5.809% due 12/12/2049	100	119
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045	7,000	8,215

Prime Mortgage Trust
0.610% due 02/25/2019	5	5
0.610% due 02/25/2034	109	103
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037	563	381
0.460% due 07/19/2035	267	265
0.870% due 09/19/2032	205	199
9.223% due 06/25/2029	161	170
Structured Asset Securities Corp.
2.393% due 07/25/2032	4	4
2.859% due 10/28/2035	114	106
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	1,053	1,037
WaMu Mortgage Pass-Through Certificates
0.480% due 07/25/2045	199	186
0.480% due 12/25/2045	233	217
0.500% due 10/25/2045	158	151
0.895% due 01/25/2047	205	173
1.235% due 01/25/2046	1,015	956
1.365% due 11/25/2042	38	37
1.565% due 06/25/2042	77	75
2.261% due 02/27/2034	488	497
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	1,156	1,159

Total Mortgage-Backed Securities (Cost $49,541)		51,214

ASSET-BACKED SECURITIES 5.1%
Accredited Mortgage Loan Trust
0.560% due 04/25/2035	7,623	7,411
Amortizing Residential Collateral Trust
0.790% due 07/25/2032	43	37
Asset-Backed Funding Certificates Trust
0.930% due 06/25/2035	129	128
Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034	151	145
1.454% due 08/15/2033	870	804
1.859% due 03/15/2032	332	289
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037	98	95
1.210% due 10/25/2037	661	533
Citibank Omni Master Trust
2.959% due 08/15/2018	4,200	4,371
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036	939	908
0.690% due 12/25/2031	106	67
0.740% due 05/25/2035	2,820	2,793
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036	24	12
Educational Services of America, Inc.
1.360% due 09/25/2040	1,746	1,781
Fremont Home Loan Trust
0.270% due 01/25/2037	12	6
GSAMP Trust
0.280% due 12/25/2036	82	39
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036	124	44
HSI Asset Securitization Corp. Trust
0.260% due 12/25/2036	37	37
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034	60	54
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035	707	718
Park Place Securities, Inc.
0.930% due 03/25/2035	500	407
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^	120	35
SLC Student Loan Trust
4.750% due 06/15/2033	701	670
SLM Student Loan Trust
0.959% due 10/16/2023	929	933
1.309% due 12/15/2021	705	711
1.309% due 08/15/2023	7,049	7,111
1.859% due 12/15/2017	529	531
2.350% due 04/15/2039	448	451
3.500% due 08/17/2043	798	773
Structured Asset Securities Corp.
0.790% due 01/25/2033	29	26

Vanderbilt Mortgage Finance
0.863% due 05/07/2026	1,507	1,426

Total Asset-Backed Securities (Cost $33,639)		33,346

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
DG Funding Trust
2.829% due 01/30/2013 (c)	510	3,744

Total Preferred Securities (Cost $5,100)		3,744

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.230% due 01/02/2013	$900	900
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $918. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	734	734
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $752. Repurchase proceeds are $734.)

		1,634

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 6.8%
PIMCO Short-Term Floating NAV Portfolio	210	2
PIMCO Short-Term Floating NAV Portfolio III	4,494,261	44,920

		44,922

Total Short-Term Instruments (Cost $46,555)		46,556

Total Investments 128.2% (Cost $840,696)		$845,430
Written Options (j) (0.0%) (Premiums $697)		(321)
Other Assets and Liabilities (Net) (28.2%)		(185,448)

Net Assets 100.0%		$659,661

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $16,106 at a weighted average interest rate of 0.175%.

(f)	Securities with an aggregate market value of $384 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	567	$(131)
90-Day Eurodollar March Futures	Long	03/2016	87	(26)

				$(157)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $782 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$120,600	$916	$119
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	8,900	545	391

					$1,461	$510

(h)	Securities with an aggregate market value of $35 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.129%	$400	$(2)	$(4)	$2
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.788%	10,000	60	(259)	319
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.129%	400	(2)	(4)	2
General Electric Capital Corp.	BOA	1.000%	09/20/2015	0.705%	10,000	84	(381)	465
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.220%	300	12	0	12
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%	300	13	0	13
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.220%	400	19	0	19
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.220%	300	12	0	12
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.220%	400	18	0	18
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.311%	2,900	15	(10)	25
MetLife, Inc.	JPM	1.000%	09/20/2013	0.279%	2,300	13	(129)	142
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%	10,000	7	(562)	569

						$249	$(1,349)	$1,598

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	$100	$(5)	$(6)	$1
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	500	(21)	(29)	8

					$(26)	$(35)	$9

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	$10,000	$28	$(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	36,500	146	(32)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	2,700	10	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	2,700	25	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,200	3	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	33,100	33	(51)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	33,100	48	(29)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	24,700	54	(47)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	38,900	219	(34)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	24,900	64	(66)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	24,900	67	(55)

							$697	$(321)

(k)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2043	$5,500	$5,976	$(5,976)
Fannie Mae	6.000%	01/01/2043	23,000	25,246	(25,124)

				$31,222	$(31,100)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$40,044	$674	$40,718
Industrials	0	15,856	0	15,856
Utilities	0	2,200	0	2,200
Municipal Bonds & Notes
California	0	48,735	0	48,735
New Jersey	0	2,806	0	2,806
New York	0	1,335	0	1,335
U.S. Government Agencies	0	490,032	0	490,032
U.S. Treasury Obligations	0	108,888	0	108,888
Mortgage-Backed Securities	0	49,487	1,727	51,214
Asset-Backed Securities	0	31,565	1,781	33,346
Preferred Securities
Banking & Finance	0	0	3,744	3,744
Short-Term Instruments
Repurchase Agreements	0	1,634	0	1,634
Central Funds Used for Cash Management Purposes	44,922	0	0	44,922
	$44,922	$792,582	$7,926	$845,430
Short Sales, at value	$0	$(31,100)	$0	$(31,100)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,607	0	1,607
Interest Rate Contracts	0	510	0	510
	$0	$2,117	$0	$2,117

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(157)	$(321)	$0	$(478)

Totals	$44,765	$763,278	$7,926	$815,969

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$700	$(33)	$0	$0	$7	$0	$0	$674	$7
Mortgage-Backed Securities	1,730	0	0	0	0	(3)	0	0	1,727	(3)
Asset-Backed Securities	0	0	0	0	0	0	1,781	0	1,781	0
Preferred Securities Banking & Finance	3,818	0	0	0	0	(74)	0	0	3,744	(74)

Totals	$5,548	$700	$(33)	$0	$0	$(70)	$1,781	$0	$7,926	$(70)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$674	Benchmark Pricing	Base Price	101.40
Mortgage-Backed Securities	1,727	Third Party Vendor	Broker Quote	101.61
Asset-Backed Securities	1,781	Third Party Vendor	Broker Quote	102.00
Preferred Securities Banking & Finance	3,744	Benchmark Pricing	Base Price	$ 7,393.89

Total	$7,926

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
CSC Holdings LLC
1.962% due 03/29/2016		$1,297	$1,303
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,200	1,195

Total Bank Loan Obligations (Cost $2,494)			2,498

CORPORATE BONDS & NOTES 21.4%
BANKING & FINANCE 16.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	203
Ally Financial, Inc.
2.511% due 12/01/2014		600	601
3.510% due 02/11/2014		100	102
4.500% due 02/11/2014		100	103
6.750% due 12/01/2014		200	217
7.500% due 12/31/2013		100	106
8.300% due 02/12/2015		100	112
American International Group, Inc.
0.382% due 07/19/2013	EUR	1,200	1,582
3.750% due 11/30/2013		$1,000	1,026
Australia & New Zealand Banking Group Ltd.
1.162% due 05/08/2013		700	701
Banco Bradesco S.A.
2.410% due 05/16/2014		200	202
Banco do Brasil S.A.
4.500% due 01/22/2015		100	106
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	212
Banco Santander Chile
3.750% due 09/22/2015		400	422
Bank of America Corp.
0.640% due 08/15/2016		100	93
7.375% due 05/15/2014		200	217
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		300	317
Banque PSA Finance S.A.
2.206% due 04/04/2014		300	296
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	308
BNP Paribas S.A.
0.751% due 04/08/2013		1,200	1,200
BPCE S.A.
2.375% due 10/04/2013		100	101
CIT Group, Inc.
4.750% due 02/15/2015		100	105
5.250% due 04/01/2014		100	104
Citigroup, Inc.
1.160% due 02/15/2013		2,800	2,800
1.790% due 01/13/2014		300	303
5.500% due 04/11/2013		700	707
Commonwealth Bank of Australia
0.588% due 09/17/2014		700	703
Dexia Credit Local S.A.
0.793% due 04/29/2014		600	592
2.750% due 04/29/2014		2,000	2,041
DNB Bank ASA
3.200% due 04/03/2017		200	213
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		700	731
Eksportfinans ASA
5.500% due 05/25/2016		600	625
5.500% due 06/26/2017		400	421
Export-Import Bank of Korea
1.250% due 11/20/2015		1,100	1,105
2.110% due 03/21/2015		200	199
8.125% due 01/21/2014		1,100	1,183
First Horizon National Corp.
5.375% due 12/15/2015		100	109
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		400	447
8.700% due 10/01/2014		1,800	2,025
General Electric Capital Corp.
0.459% due 12/28/2018		100	93
0.693% due 05/05/2026		200	174

Goldman Sachs Group, Inc.
0.549% due 01/30/2017	EUR	600	753
0.711% due 03/29/2017		$1,000	948
HSBC Finance Corp.
0.468% due 04/05/2013	EUR	1,000	1,320
Industrial Bank of Korea
2.375% due 07/17/2017		$400	407
3.750% due 09/29/2016		800	859
ING Bank NV
1.358% due 03/15/2013		700	701
1.711% due 06/09/2014		200	202
3.900% due 03/19/2014		300	312
International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,716
Intesa Sanpaolo SpA
2.712% due 02/24/2014		300	300
JPMorgan Chase Bank N.A.
0.871% due 05/31/2017	EUR	300	385
Korea Development Bank
3.250% due 03/09/2016		$700	736
Merrill Lynch & Co., Inc.
1.068% due 09/15/2026		100	83
5.450% due 02/05/2013		700	703
Morgan Stanley
2.810% due 05/14/2013		2,400	2,417
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,216
PNC Preferred Funding Trust
1.958% due 03/15/2017 (d)		200	168
Prudential Covered Trust
2.997% due 09/30/2015		475	493
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	632
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		700	669
Royal Bank of Scotland PLC
1.120% due 10/14/2016		100	92
SLM Corp.
0.513% due 06/17/2013	EUR	150	196
6.250% due 01/25/2016		$200	219
SLM Corp. CPI Linked Bond
3.782% due 04/01/2014		100	100
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		800	805
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		1,300	1,315
Swedbank AB
0.790% due 01/14/2013		100	100
Tayarra Ltd.
3.628% due 02/15/2022		806	884
Wachovia Corp.
0.710% due 10/15/2016		500	492

			42,130

INDUSTRIALS 4.1%
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	203
Daimler Finance North America LLC
1.510% due 09/13/2013		200	201
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		900	923
EOG Resources, Inc.
1.063% due 02/03/2014		900	907
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	213
Hewlett-Packard Co.
0.592% due 05/24/2013		1,000	997
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,015
Mondelez International, Inc.
2.625% due 05/08/2013		1,200	1,208
PACCAR, Inc.
6.875% due 02/15/2014		700	748
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	727
Time Warner Cable, Inc.
6.200% due 07/01/2013		2,000	2,055

WM Wrigley Jr. Co.
3.050% due 06/28/2013	500	506

		10,703

UTILITIES 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	1,100	1,147
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	114
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	500	518
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	800	813
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	220
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	315

		3,127

Total Corporate Bonds & Notes (Cost $55,062)		55,960

MUNICIPAL BONDS & NOTES 1.9%
ALABAMA 0.2%
Alabama Public School & College Authority Revenue Bonds, Series 2007
5.000% due 12/01/2025	500	582

CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2029	200	227

FLORIDA 0.0%
Broward County, Florida Airport System Revenue Notes, Series 2012
5.000% due 10/01/2018	100	120

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	401

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	100	100

NEW YORK 0.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2037	800	862
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,000	1,113

		1,975

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 01/01/2022	1,300	1,521

TEXAS 0.0%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.460% due 04/01/2040	103	106

Total Municipal Bonds & Notes (Cost $5,023)		5,032

U.S. GOVERNMENT AGENCIES 57.9%
Fannie Mae
0.000% due 07/01/2036 (a)	1,428	1,349
0.310% due 01/25/2021	120	120
0.410% due 10/27/2037	1,900	1,891
0.560% due 07/25/2037 - 09/25/2042	975	979
0.610% due 05/25/2031	8	8
0.669% due 06/25/2021	6	6
0.790% due 06/25/2041	1,673	1,687
0.875% due 12/20/2017	1,400	1,404
0.940% due 06/25/2040	716	722
0.950% due 03/25/2040	840	851
0.960% due 01/25/2040	1,147	1,159
1.000% due 01/25/2043	200	200
1.119% due 06/25/2021 - 09/25/2021	33	33
1.125% due 04/27/2017	700	714
1.250% due 01/30/2017	600	616
1.360% due 07/01/2042	31	31

1.410% due 09/01/2041	98	101
1.560% due 09/01/2040	17	18
2.052% due 11/01/2035	22	23
2.300% due 03/01/2035	7	8
2.359% due 11/01/2034	24	25
2.587% due 05/01/2035	33	35
2.671% due 07/01/2035	30	32
2.711% due 11/01/2035	80	86
2.814% due 08/01/2035	216	230
3.000% due 01/01/2028	5,000	5,279
3.190% due 08/01/2029	99	105
4.000% due 03/01/2023 - 02/01/2043	52,959	56,795
4.500% due 07/01/2029 - 02/01/2043	26,540	28,757
5.000% due 06/01/2033 - 02/01/2043	14,390	15,659
5.375% due 06/12/2017	1,900	2,287
5.500% due 01/01/2025 - 02/01/2043	11,536	12,529
5.750% due 10/25/2035	71	80
5.815% due 02/01/2031	29	32
6.000% due 03/01/2017 - 05/01/2037	260	283
6.176% due 12/25/2042	12	14
7.500% due 07/25/2022	38	42
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	915	916
2.980% due 12/06/2020	514	541
Freddie Mac
0.250% due 12/25/2036	192	190
0.359% due 07/15/2019 - 08/15/2019	220	220
0.559% due 12/15/2030	1	1
0.609% due 06/15/2018	14	14
0.659% due 11/15/2030	6	6
0.750% due 01/12/2018	1,400	1,392
0.919% due 10/15/2037	311	314
1.000% due 07/28/2017 - 09/29/2017	1,200	1,213
1.250% due 08/01/2019 - 10/02/2019	300	301
1.360% due 02/25/2045	73	71
2.375% due 08/01/2035	172	183
2.740% due 06/01/2035	153	163
2.835% due 07/01/2035	56	59
4.500% due 06/01/2039 - 01/01/2043	9,000	9,661
5.000% due 12/01/2025 - 10/01/2033	93	103
5.500% due 08/23/2017 - 07/01/2038	957	1,050
6.000% due 03/01/2016 - 08/01/2016	17	18
6.500% due 07/25/2043	119	136
7.000% due 04/15/2023	24	27
Ginnie Mae
0.759% due 12/16/2025	5	5
1.625% due 02/20/2032	24	25
1.750% due 06/20/2027	21	22
1.988% due 02/20/2041	360	366
2.000% due 05/20/2030	30	31
8.500% due 10/20/2026	7	9
13.079% due 12/20/2032	118	130

Total U.S. Government Agencies (Cost $150,174)		151,357

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	920	999
0.125% due 07/15/2022	11,367	12,334
0.625% due 07/15/2021 (g)(h)	1,847	2,100
1.125% due 01/15/2021 (h)	1,798	2,112
1.250% due 07/15/2020 (g)(h)(i)	2,121	2,517
1.375% due 01/15/2020	749	888
U.S. Treasury Notes
0.375% due 11/15/2015	12,200	12,212
0.750% due 10/31/2017 (h)	700	702

Total U.S. Treasury Obligations (Cost $33,753)		33,864

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
2.526% due 02/25/2045	38	37
2.533% due 10/25/2034	146	146
Banc of America Funding Corp.
0.490% due 07/25/2037	260	215
2.619% due 05/25/2035	944	983
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	92	92
Banc of America Mortgage Trust
3.094% due 08/25/2034	573	562
3.160% due 03/25/2033	639	611
Bear Stearns Adjustable Rate Mortgage Trust
2.959% due 02/25/2033	3	2
2.960% due 08/25/2035 ^	96	76
3.064% due 01/25/2034	28	28

3.831% due 02/25/2033		1	1
5.136% due 04/25/2033		31	31
Bear Stearns Alt-A Trust
2.960% due 05/25/2035		145	133
3.001% due 09/25/2035		34	27
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	114
5.471% due 01/12/2045		300	350
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037		127	71
2.570% due 10/25/2035		37	35
2.600% due 05/25/2035		54	53
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		300	334
5.448% due 01/15/2049		24	24
Countrywide Home Loan Mortgage Pass-Through Trust
2.628% due 02/20/2036		127	98
2.803% due 02/20/2035		168	158
2.934% due 11/25/2034		97	89
Credit Suisse Mortgage Pass-Through Certificates
5.676% due 03/15/2039		100	113
Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035		200	204
German Residential Asset Note Distributor PLC
0.445% due 07/20/2016	EUR	446	580
GMAC Mortgage Corp. Loan Trust
3.350% due 11/19/2035		$60	53
Granite Master Issuer PLC
0.351% due 12/20/2054		694	682
0.411% due 12/20/2054		99	98
0.814% due 12/20/2054	GBP	132	211
Granite Mortgages PLC
0.898% due 09/20/2044		54	87
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	107
5.444% due 03/10/2039		300	347
GS Mortgage Securities Corp.
1.103% due 03/06/2020		156	156
GSR Mortgage Loan Trust
2.660% due 09/25/2035		291	294
2.745% due 06/25/2034		54	54
5.127% due 11/25/2035		429	425
JPMorgan Mortgage Trust
5.750% due 01/25/2036		106	103
Mellon Residential Funding Corp.
0.649% due 12/15/2030		258	258
Merrill Lynch Floating Trust
0.751% due 07/09/2021		402	401
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		21	20
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	348
Morgan Stanley Capital Trust
5.809% due 12/12/2049		100	119
Opera Finance PLC
0.758% due 04/25/2017	GBP	81	128
Opteum Mortgage Acceptance Corp.
0.490% due 12/25/2035		$156	127
Prime Mortgage Trust
0.610% due 02/25/2019		1	1
0.610% due 02/25/2034		12	11
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 01/25/2035		101	72
2.775% due 02/25/2034		144	147
2.812% due 08/25/2034		200	197
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037		205	139
0.460% due 07/19/2035		82	80
0.490% due 02/25/2036		44	29
Structured Asset Securities Corp.
2.555% due 01/25/2032		3	2
2.859% due 10/28/2035		644	596
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		351	346
5.012% due 12/15/2035		148	153
WaMu Mortgage Pass-Through Certificates
0.480% due 12/25/2045		42	39
0.500% due 10/25/2045		271	259
0.620% due 11/25/2034		136	134
0.895% due 01/25/2047		51	43
1.339% due 05/25/2041		10	10
1.565% due 06/25/2042		37	36
2.538% due 09/25/2046		97	85
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033		4	4

Wells Fargo Mortgage-Backed Securities Trust
2.626% due 06/25/2035		411	422
2.657% due 10/25/2035		1,541	1,527
4.633% due 01/25/2034		72	72

Total Mortgage-Backed Securities (Cost $12,951)			13,589

ASSET-BACKED SECURITIES 5.4%
ACA CLO Ltd.
0.565% due 07/25/2018		90	88
Avalon Capital Ltd.
0.582% due 02/24/2019		441	436
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037		28	27
1.210% due 10/25/2037		276	222
Citibank Omni Master Trust
2.959% due 08/15/2018		200	208
Countrywide Asset-Backed Certificates
0.580% due 12/25/2034		2,639	2,573
0.690% due 12/25/2031		18	11
CSAM Funding
0.780% due 10/15/2016		310	309
Dryden Leveraged Loan CDO
0.562% due 05/22/2017		363	358
Educational Services of America, Inc.
1.360% due 09/25/2040		499	509
Four Corners CLO
0.580% due 01/26/2020		645	634
Franklin CLO Ltd.
0.568% due 06/15/2018		906	882
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036		4	2
Gulf Stream Compass CLO Ltd.
0.576% due 01/24/2020		1,663	1,650
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		496	491
0.537% due 08/07/2021		1,059	1,040
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		6	6
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		95	96
Morgan Stanley ABS Capital
0.260% due 07/25/2036		22	9
Morgan Stanley Investment Management Croton Ltd.
0.600% due 01/15/2018		350	344
Neptune Finance CCS Ltd.
0.934% due 04/20/2020		400	392
Pacifica CDO Ltd.
0.574% due 01/26/2020		436	430
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		283	287
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^		60	18
SLC Student Loan Trust
0.390% due 11/15/2021		88	87
4.750% due 06/15/2033		280	268
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	515	656
0.448% due 03/15/2017		$42	42
0.959% due 10/16/2023		464	466
1.309% due 12/15/2021		235	237
1.815% due 04/25/2023		102	107
South Carolina Student Loan Corp.
1.061% due 03/02/2020		300	302
Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019		441	436
Structured Asset Investment Loan Trust
0.570% due 10/25/2035		67	63
0.915% due 03/25/2034		168	148
Wood Street CLO BV
0.602% due 11/22/2021	EUR	235	303

Total Asset-Backed Securities (Cost $13,965)			14,137

SOVEREIGN ISSUES 9.6%
Hydro-Quebec
2.000% due 06/30/2016		$1,800	1,877
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	100	133
3.000% due 04/01/2014		100	134
3.500% due 06/01/2014		100	135
3.750% due 08/01/2015		1,000	1,366
4.250% due 07/01/2014		400	547
4.250% due 08/01/2014		600	822
4.500% due 07/15/2015		3,000	4,164

4.750% due 05/01/2017		1,100	1,551
4.750% due 06/01/2017		600	844
5.250% due 08/01/2017		400	575
Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		100	130
0.000% due 05/30/2014		1,600	2,058
Kommunalbanken A/S
1.375% due 06/08/2017		$900	918
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,800	387
Province of Ontario
0.950% due 05/26/2015		$1,700	1,723
1.100% due 10/25/2017		1,100	1,102
1.650% due 09/27/2019		300	300
3.150% due 06/02/2022	CAD	1,000	1,041
3.200% due 09/08/2016		200	212
4.000% due 06/02/2021		300	334
4.300% due 03/08/2017		1,300	1,439
4.400% due 06/02/2019		100	113
Province of Quebec
4.250% due 12/01/2021		300	337
Spain Government International Bond
3.000% due 04/30/2015	EUR	100	132
3.750% due 10/31/2015		2,100	2,793

Total Sovereign Issues (Cost $24,063)			25,167

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 01/30/2013 (d)		65	477

Total Preferred Securities (Cost $687)			477

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.4%
CERTIFICATES OF DEPOSIT 1.2%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$400	400
1.500% due 09/27/2013		400	400
1.700% due 09/06/2013		1,100	1,101
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		800	792
0.000% due 11/01/2013		400	399

			3,092

COMMERCIAL PAPER 3.0%
DCP Midstream LLC
0.470% due 01/18/2013		2,600	2,599
Santander S.A.
2.200% due 04/02/2013		2,100	2,094
Standard Chartered Bank
0.950% due 09/26/2013		600	598
Volvo Group Treasury North America
0.600% due 03/07/2013		2,500	2,498

			7,789

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/02/2013		490	490
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $503. Repurchase proceeds are $490.)

JAPAN TREASURY BILLS 1.5%
0.100% due 02/12/2013	JPY	350,000	4,039

MEXICO TREASURY BILLS 1.5%
4.543% due 02/07/2013 (b)	MXN	52,400	4,036

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 3.0%
PIMCO Short-Term Floating NAV Portfolio	88	1
PIMCO Short-Term Floating NAV Portfolio III	782,622	7,822

		7,823

Total Short-Term Instruments (Cost $27,546)		27,269

Total Investments 125.9% (Cost $325,718)		$329,350
Written Options (k) (0.0%) (Premiums $310)		(120)
Other Assets and Liabilities (Net) (25.9%)		(67,684)

Net Assets 100.0%		$261,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $5,769 at a weighted average interest rate of 0.114%.

(g)	Securities with an aggregate market value of $301 and cash of $8 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	4	$3
90-Day Euribor June Futures	Long	06/2015	1	0
90-Day Euribor March Futures	Long	03/2015	1	0
90-Day Eurodollar December Futures	Long	12/2015	308	(26)
90-Day Eurodollar June Futures	Long	06/2015	85	24
90-Day Eurodollar March Futures	Long	03/2016	34	11

				$12

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $389 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	$6,900	$(18)	$(1)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$44,800	$341	$33
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	2,600	159	114

					$500	$147

(i)	Securities with an aggregate market value of $10 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	0.781%		$200	$13	$8	$5
Australia Government Bond	BOA	1.000%	06/20/2017	0.370%		100	3	1	2
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.867%		200	1	(3)	4
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.084%		100	0	(2)	2
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.129%		200	(1)	(2)	1
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.129%		200	(1)	(2)	1
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%		600	5	(1)	6
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.771%		200	2	0	2
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		300	1	(5)	6
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		600	6	(6)	12
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%		200	2	(1)	3
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.771%		700	6	(1)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		100	1	(1)	2
Brazil Government International Bond	JPM	1.000%	06/20/2017	0.953%		200	1	(3)	4
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		500	5	(5)	10
China Government International Bond	CBK	1.000%	06/20/2016	0.376%		200	4	2	2
China Government International Bond	JPM	1.000%	06/20/2016	0.376%		400	9	4	5
China Government International Bond	UAG	1.000%	06/20/2016	0.376%		200	4	2	2
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.636%		300	5	(24)	29
France Government Bond	CBK	0.250%	12/20/2015	0.448%		100	(1)	(3)	2
France Government Bond	CBK	0.250%	09/20/2016	0.603%		200	(3)	(12)	9
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.163%		100	0	0	0
General Electric Capital Corp.	BPS	1.300%	03/20/2013	0.163%		100	0	0	0
General Electric Capital Corp.	BRC	4.400%	12/20/2013	0.220%		100	4	0	4
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.220%		200	9	0	9
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.220%		300	12	0	12
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.220%		300	12	0	12
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%		200	8	0	8

General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.220%		300	12	0	12
Japan Government International Bond	BOA	1.000%	12/20/2015	0.435%		500	9	9	0
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		900	16	13	3
Japan Government International Bond	BRC	1.000%	06/20/2015	0.375%		400	6	6	0
Japan Government International Bond	BRC	1.000%	03/20/2016	0.458%		1,200	21	16	5
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		1,200	21	10	11
Japan Government International Bond	MYC	1.000%	12/20/2015	0.435%		400	7	7	0
Japan Government International Bond	MYC	1.000%	06/20/2017	0.673%		200	3	0	3
Japan Government International Bond	UAG	1.000%	12/20/2015	0.435%		500	9	8	1
MetLife, Inc.	BOA	1.000%	12/20/2014	0.730%		900	5	(16)	21
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%		100	0	(2)	2
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%		500	6	(3)	9
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.117%		500	27	7	20
Republic of Germany	CBK	0.250%	09/20/2016	0.287%		1,800	(2)	(39)	37
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.255%	EUR	900	0	(17)	17
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.230%		$500	13	7	6
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		400	10	8	2
United Kingdom Gilt	GST	1.000%	03/20/2015	0.188%		100	2	1	1
United Kingdom Gilt	GST	1.000%	03/20/2016	0.230%		200	5	3	2
United Kingdom Gilt	GST	1.000%	09/20/2016	0.273%		600	16	10	6
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.273%		2,700	74	26	48
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		700	18	12	6

							$385	$12	$373

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,000	$78	$87	$(9)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	200	15	25	(10)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	700	54	78	(24)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	900	69	113	(44)
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	96	2	0	2
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	100	(5)	(6)	1
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	300	(12)	(17)	5

					$201	$280	$(79)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	300	$0	$0	$0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		900	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		12,000	9	(4)	13
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		5,000	4	(2)	6
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		10,000	7	(2)	9
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,600	7	(1)	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		4,000	3	0	3

							$29	$(10)	$39

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		$4,100	$12	$(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		17,000	68	(15)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,000	4	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		800	7	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		500	1	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013		11,900	12	(18)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		11,900	17	(10)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		8,900	20	(17)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,300	86	(13)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	800	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		400	3	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		4,400	28	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		$9,000	23	(24)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		9,000	24	(20)

								$310	$(120)

(l)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	124		$128	WST	$0	$(1)	$(1)
01/2013	EUR	100		124	DUB	0	(8)	(8)
01/2013		670		823	UAG	0	(61)	(61)
01/2013	JPY	87,125		1,062	DUB	57	0	57
01/2013		$105	AUD	101	JPM	0	(1)	(1)
02/2013	CNY	1,050		$166	BRC	0	(1)	(1)
02/2013		1,259		200	FBF	0	0	0
02/2013		3,789		600	UAG	0	(2)	(2)
02/2013	JPY	130,000		1,629	BOA	128	0	128
02/2013		160,000		2,005	CBK	157	0	157
02/2013		60,000		752	UAG	59	0	59
02/2013	MXN	7,603		580	FBF	0	(6)	(6)
02/2013		44,193		3,356	UAG	0	(52)	(52)
02/2013		$1,291	BRL	2,663	HUS	4	0	4
02/2013		200		411	UAG	0	0	0
02/2013		962	CNY	6,098	DUB	7	0	7
03/2013	CAD	60		$61	BRC	0	0	0
03/2013		3,430		3,472	CBK	29	0	29
03/2013	EUR	20		26	BRC	0	0	0
03/2013		9,789		12,733	CBK	0	(197)	(197)
03/2013		101		133	FBF	0	0	0
03/2013		31		41	MSC	0	0	0
03/2013		280		369	UAG	0	(1)	(1)
03/2013	GBP	263		424	BOA	0	(4)	(4)
03/2013		$181	EUR	138	DUB	2	0	2
03/2013		129		98	RYL	0	0	0
04/2013		77	MXN	1,006	DUB	0	0	0
04/2013		602		7,811	HUS	1	(4)	(3)
04/2013		740		9,677	JPM	2	0	2
04/2013		235		3,082	MSC	2	0	2
05/2013	EUR	1,600		$2,027	JPM	0	(88)	(88)
08/2013		200		252	BPS	0	(12)	(12)
09/2013		1,800		2,262	BOA	0	(120)	(120)
01/2014		800		1,010	BPS	0	(50)	(50)
04/2014		100		127	CBK	0	(6)	(6)
05/2014		800		1,012	BPS	0	(51)	(51)
06/2014		100		127	FBF	0	(6)	(6)

						$448	$(671)	$(223)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,498	$0	$2,498
Corporate Bonds & Notes
Banking & Finance	0	41,399	731	42,130
Industrials	0	10,703	0	10,703
Utilities	0	3,127	0	3,127
Municipal Bonds & Notes
Alabama	0	582	0	582
California	0	227	0	227
Florida	0	120	0	120
Louisiana	0	401	0	401
New Jersey	0	100	0	100
New York	0	1,975	0	1,975
Pennsylvania	0	1,521	0	1,521
Texas	0	106	0	106
U.S. Government Agencies	0	150,441	916	151,357
U.S. Treasury Obligations	0	33,864	0	33,864
Mortgage-Backed Securities	0	13,589	0	13,589
Asset-Backed Securities	0	13,628	509	14,137
Sovereign Issues	0	25,167	0	25,167
Preferred Securities
Banking & Finance	0	0	477	477
Short-Term Instruments
Certificates of Deposit	0	3,092	0	3,092
Commercial Paper	0	7,789	0	7,789
Repurchase Agreements	0	490	0	490
Japan Treasury Bills	0	4,039	0	4,039
Mexico Treasury Bills	0	4,036	0	4,036
Central Funds Used for Cash Management Purposes	7,823	0	0	7,823
	$7,823	$318,894	$2,633	$329,350

Financial Derivative Instruments - Assets
Credit Contracts	0	381	0	381
Foreign Exchange Contracts	0	448	0	448
Interest Rate Contracts	38	186	0	224
	$38	$1,015	$0	$1,053

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(88)	0	(88)
Foreign Exchange Contracts	0	(671)	0	(671)
Interest Rate Contracts	(26)	(120)	0	(146)

	$(26)	$(879)	$0	$(905)

Totals	$7,835	$319,030	$2,633	$329,498

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$200	$700	$0	$0	$0	$31	$0	$(200)	$731	$31
U.S. Government Agencies	1,120	0	(211)	0	0	7	0	0	916	6
Asset-Backed Securities	227	0	(231)	0	4	0	509	0	509	0
Preferred Securities
Banking & Finance	487	0	0	0	0	(10)	0	0	477	(10)

Totals	$2,034	$700	$(442)	$0	$4	$28	$509	$(200)	$2,633	$27

(iv)	The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$731	Third Party Vendor	Broker Quote	104.50
U.S. Government Agencies	916	Third Party Vendor	Broker Quote	100.12
Asset-Backed Securities	509	Third Party Vendor	Broker Quote	102.00
Preferred Securities
Banking & Finance	477	Benchmark Pricing	Base Price	$ 7,393.89

Total	$2,633

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
4.000% due 03/10/2017		$2,352	$2,375

Total Bank Loan Obligations (Cost $2,336)			2,375

CORPORATE BONDS & NOTES 29.2%
BANKING & FINANCE 24.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,135
Ally Financial, Inc.
3.510% due 02/11/2014		900	919
4.500% due 02/11/2014		4,500	4,641
4.625% due 06/26/2015		3,100	3,234
6.000% due 02/15/2019		12	12
6.000% due 03/15/2019		51	51
6.100% due 09/15/2019		52	51
6.150% due 08/15/2019		85	85
6.150% due 09/15/2019		37	37
6.200% due 04/15/2019		84	83
6.250% due 07/15/2019		30	30
6.350% due 02/15/2016		60	60
6.350% due 07/15/2019		10	10
6.400% due 12/15/2018		15	15
6.500% due 06/15/2018		30	30
6.600% due 05/15/2018		14	14
6.650% due 08/15/2016		10	10
6.700% due 06/15/2018		27	27
6.700% due 06/15/2019		20	20
6.750% due 08/15/2016		20	20
6.750% due 11/15/2016		10	10
6.750% due 07/15/2018		41	41
6.750% due 10/15/2018		10	10
6.750% due 05/15/2019		84	83
6.750% due 06/15/2019		38	38
6.800% due 09/15/2016		62	61
6.800% due 10/15/2018		35	35
6.875% due 07/15/2018		21	20
6.900% due 06/15/2017		25	25
6.900% due 07/15/2018		107	106
6.900% due 08/15/2018		17	17
7.000% due 08/15/2016		22	22
7.000% due 11/15/2016		27	26
7.000% due 12/15/2016		20	20
7.000% due 07/15/2017		59	59
7.000% due 02/15/2018		26	26
7.000% due 05/15/2018		51	51
7.000% due 08/15/2018		11	11
7.000% due 09/15/2018		15	15
7.050% due 03/15/2018		49	49
7.050% due 04/15/2018		11	11
7.200% due 10/15/2017		10	10
7.250% due 09/15/2017		214	214
7.250% due 08/15/2018		53	52
7.300% due 01/15/2018		10	10
7.375% due 11/15/2016		56	56
7.375% due 04/15/2018		21	21
7.500% due 12/15/2017		10	10
8.000% due 11/01/2031		10,000	12,633
American Express Bank FSB
0.512% due 06/12/2017		18,000	17,667
5.500% due 04/16/2013		400	406
American International Group, Inc.
3.650% due 01/15/2014		32,200	33,077
3.750% due 11/30/2013		6,000	6,156
5.450% due 05/18/2017		5,100	5,867
5.850% due 01/16/2018		100	118
6.400% due 12/15/2020		600	745
6.765% due 11/15/2017	GBP	26,067	50,087
6.797% due 11/15/2017	EUR	1,995	3,209
8.175% due 05/15/2068		$600	784
8.250% due 08/15/2018		6,650	8,755
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		2,600	2,669
Australia & New Zealand Banking Group Ltd.
1.162% due 05/08/2013		4,700	4,704

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	21,150
Banco Santander Brasil S.A.
2.408% due 03/18/2014		500	498
Bank of America Corp.
0.640% due 08/15/2016		900	840
7.375% due 05/15/2014		13,700	14,840
Bank of America N.A.
0.588% due 06/15/2016		17,500	16,722
Banque PSA Finance S.A.
2.206% due 04/04/2014		3,400	3,359
Bear Stearns Cos. LLC
7.250% due 02/01/2018		12,630	15,838
BNP Paribas S.A.
0.751% due 04/08/2013		7,900	7,902
BPCE S.A.
2.375% due 10/04/2013		600	606
Citigroup, Inc.
0.581% due 06/09/2016		26,300	24,873
1.790% due 01/13/2014		3,700	3,735
5.500% due 04/11/2013		14,853	15,007
6.000% due 12/13/2013		200	210
6.500% due 08/19/2013		886	917
Credit Suisse
5.000% due 05/15/2013		300	305
Dexia Credit Local S.A.
0.711% due 03/05/2013		14,600	14,579
0.793% due 04/29/2014		6,800	6,713
Export Credit Bank of Turkey
5.875% due 04/24/2019		2,200	2,511
Export-Import Bank of Korea
4.125% due 09/09/2015		100	108
5.875% due 01/14/2015		5,300	5,815
8.125% due 01/21/2014		500	538
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,567
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$3,800	3,981
8.000% due 12/15/2016		1,100	1,331
Goldman Sachs Group, Inc.
0.719% due 07/22/2015		4,000	3,927
5.000% due 10/01/2014		4,215	4,492
7.500% due 02/15/2019		20,000	25,179
HCP, Inc.
5.625% due 02/28/2013		2,400	2,418
5.650% due 12/15/2013		5,000	5,231
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,099
Industrial Bank of Korea
3.750% due 09/29/2016		500	537
ING Bank NV
1.711% due 06/09/2014		2,100	2,120
Intesa Sanpaolo SpA
2.712% due 02/24/2014		3,300	3,297
JPMorgan Chase & Co.
1.058% due 05/02/2014		21,000	21,151
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		7,900	7,687
JPMorgan Chase Capital
1.261% due 09/30/2034		110	91
Korea Development Bank
3.250% due 03/09/2016		8,000	8,416
8.000% due 01/23/2014		2,500	2,685
Korea Exchange Bank
4.875% due 01/14/2016		700	763
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		7,600	8,806
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	3,600	4,705
1.068% due 09/15/2026		$1,400	1,166
5.450% due 02/05/2013		300	301
6.875% due 04/25/2018		2,050	2,473
6.875% due 11/15/2018		18,000	22,052
8.680% due 05/02/2017		95	112
8.950% due 05/18/2017		95	113
Morgan Stanley
1.293% due 04/29/2013		7,500	7,518
2.810% due 05/14/2013		1,800	1,812
3.450% due 11/02/2015		18,300	19,078
5.375% due 10/15/2015		12,700	13,815
6.625% due 04/01/2018		500	590
National Australia Bank Ltd.
1.067% due 04/11/2014		12,500	12,581
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,927

Rabobank Group
11.000% due 06/30/2019 (c)		22,050	30,005
Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,668
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		100	103
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		18,100	18,100
SLM Corp.
0.513% due 06/17/2013	EUR	1,150	1,505
5.050% due 11/14/2014		$1,200	1,266
6.250% due 01/25/2016		7,800	8,521
8.450% due 06/15/2018		10,000	11,750
8.780% due 09/15/2016	MXN	131,600	9,870
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	3,510
SSIF Nevada LP
1.040% due 04/14/2014		20,100	20,219
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,433
UBS AG
5.875% due 12/20/2017		1,650	1,965
Wachovia Corp.
0.710% due 10/15/2016		5,200	5,112
5.500% due 05/01/2013		700	712
Weyerhaeuser Co.
7.500% due 03/01/2013		6,000	6,056

			650,352

INDUSTRIALS 2.9%
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	83
Amgen, Inc.
6.150% due 06/01/2018		6,200	7,539
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		90	91
Caterpillar, Inc.
0.482% due 05/21/2013		300	300
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		27	30
Daimler Finance North America LLC
1.510% due 09/13/2013		1,600	1,609
HCA, Inc.
6.500% due 02/15/2020		100	113
JetBlue Airways Pass-Through Trust
0.683% due 12/15/2013		94	92
Limited Brands, Inc.
6.900% due 07/15/2017		800	922
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,812
MGM Resorts International
13.000% due 11/15/2013		5,900	6,556
Petrobras International Finance Co.
7.875% due 03/15/2019		400	501
Philip Morris International, Inc.
4.875% due 05/16/2013		5,100	5,183
RR Donnelley & Sons Co.
5.500% due 05/15/2015		3	3
Teva Pharmaceutical Finance Co.BV
1.212% due 11/08/2013		23,200	23,357
Time Warner, Inc.
5.875% due 11/15/2016		1,600	1,875
UAL Pass-Through Trust
10.400% due 05/01/2018		74	86
United Technologies Corp.
0.581% due 12/02/2013		25,800	25,877

			76,029

UTILITIES 1.9%
BellSouth Corp.
4.020% due 04/26/2021		15,200	15,358
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		5,000	5,725
DTE Energy Co.
1.011% due 06/03/2013		1,400	1,403
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		130	132
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		14,000	15,362
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		10,200	10,943
Nevada Power Co.
7.125% due 03/15/2019		1,130	1,450

Southern California Edison Co.
5.000% due 01/15/2014	50	52
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	165

		50,590

Total Corporate Bonds & Notes (Cost $741,407)		776,971

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	138
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	139
7.550% due 04/01/2039	700	1,010
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	101
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	122
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	631
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	210
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	273

		2,624

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,336
Cook County, Illinois Township High School District No. 21 J. Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	2,500	2,101
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.165% due 01/01/2019	250	261

		3,698

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	9,300	9,320
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	144

		9,464

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,279
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.669% due 12/15/2013	345	408
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	699
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	123

		2,509

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	2,000	2,712

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	925

Total Municipal Bonds & Notes (Cost $20,304)		21,932

U.S. GOVERNMENT AGENCIES 44.9%
Fannie Mae
0.270% due 07/25/2037	1,121	1,078
0.520% due 04/25/2037	1,098	1,104
0.640% due 11/25/2040	2,491	2,507
0.690% due 11/25/2040	2,175	2,191
0.760% due 06/25/2041	15,296	15,441
0.875% due 08/28/2017 - 12/20/2017	3,200	3,211
0.890% due 02/25/2041	701	707
1.250% due 01/30/2017	4,800	4,926
1.366% due 10/01/2044	68	70
2.043% due 04/01/2027	5	5
2.310% due 08/01/2022	200	204

2.500% due 04/01/2027 - 12/01/2027	98,545	103,167
2.623% due 02/01/2035	47	50
2.633% due 10/01/2037	43	46
2.840% due 06/01/2035	4,260	4,541
3.000% due 01/01/2028	6,000	6,335
3.500% due 01/01/2043	6,000	6,399
4.000% due 03/01/2029 - 02/01/2043	203,126	218,127
4.500% due 05/01/2018 - 01/01/2043	487,523	528,281
4.764% due 01/01/2027	32	33
4.977% due 03/01/2034	40	43
5.000% due 02/13/2017 - 03/01/2035	2,184	2,426
5.215% due 11/01/2035	32	35
5.375% due 06/12/2017	500	602
5.500% due 09/01/2024 - 02/01/2043	40,530	44,145
5.714% due 05/01/2037	86	93
5.760% due 06/01/2036	49	54
5.764% due 05/01/2037	90	97
5.850% due 02/01/2037	58	63
6.000% due 09/25/2016 - 01/01/2039	5,727	6,340
6.176% due 12/25/2042	249	304
6.206% due 09/01/2036	59	64
6.500% due 01/01/2013 - 06/25/2044	18,263	22,129
7.000% due 06/01/2016 - 05/01/2032	85	98
7.500% due 03/01/2015 - 07/25/2041	83	91
8.000% due 06/01/2015 - 08/01/2031	21	24
8.400% due 08/25/2019	1	1
Freddie Mac
0.359% due 07/15/2019 - 08/15/2019	2,894	2,898
0.439% due 02/15/2019	91	91
0.709% due 10/15/2040	3,031	3,059
0.750% due 01/12/2018	1,700	1,691
0.809% due 12/15/2037	1,795	1,815
1.000% due 03/08/2017 - 09/29/2017	14,700	14,900
1.250% due 08/01/2019 - 10/02/2019	2,800	2,800
1.750% due 05/30/2019	900	932
2.375% due 01/13/2022	1,600	1,673
3.107% due 05/01/2035	73	78
3.750% due 03/27/2019	200	231
4.500% due 05/01/2030 - 01/01/2043	107,325	115,350
5.000% due 10/01/2033 - 07/01/2041	634	693
5.500% due 06/01/2017 - 07/01/2038	2,790	3,058
5.923% due 05/01/2037	115	125
6.000% due 09/01/2013 - 11/01/2037	738	813
6.500% due 12/01/2021 - 07/25/2043	243	273
7.000% due 04/01/2032 - 01/01/2033	67	80
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	149	173
Ginnie Mae
0.659% due 10/16/2030	13	13
0.809% due 02/16/2030	330	336
0.859% due 02/16/2030	201	204
1.625% due 11/20/2025 - 03/20/2028	176	182
1.750% due 06/20/2032 - 07/20/2034	62	65
2.125% due 11/20/2034	5	6
2.500% due 11/20/2017	11	11
3.000% due 03/20/2020	4	4
3.500% due 12/20/2017	8	9
5.500% due 01/15/2017 - 11/20/2032	17,424	20,119
5.750% due 08/20/2037	20	25
6.500% due 01/20/2034 - 08/20/2034	40	47
7.000% due 07/15/2031 - 12/15/2032	40	49
8.000% due 04/15/2017 - 11/15/2022	320	342
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	8	9
Small Business Administration
4.340% due 03/01/2024	35	39
4.504% due 02/10/2014	5	6
4.727% due 02/10/2019	27,530	29,799
4.750% due 07/01/2025	9,397	10,469
5.130% due 09/01/2023	8	9
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,049
5.290% due 08/01/2017	5,000	5,149

Total U.S. Government Agencies (Cost $1,177,729)		1,194,708

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	6,950	7,549
0.125% due 07/15/2022	1,909	2,072
0.625% due 07/15/2021 (g)(h)(i)	87,335	99,275
1.125% due 01/15/2021	952	1,118
1.250% due 07/15/2020	3,500	4,153
1.750% due 01/15/2028	442	572
2.000% due 01/15/2026	72,576	95,205

2.375% due 01/15/2025	17,917	24,192
2.500% due 01/15/2029	1,508	2,151
U.S. Treasury Notes
0.375% due 11/15/2015	14,700	14,715
0.625% due 11/30/2017 (i)	4,500	4,484
0.750% due 10/31/2017 (f)	45,500	45,639
0.750% due 12/31/2017	6,500	6,509
1.000% due 06/30/2019 (g)(i)	420	418
1.000% due 09/30/2019 (f)	8,700	8,634
1.125% due 05/31/2019	10,500	10,560
1.500% due 08/31/2018 (g)(h)(i)	30,200	31,257
1.625% due 11/15/2022	500	494
2.625% due 04/30/2018 (h)(i)	400	438
2.875% due 03/31/2018 (h)(i)	400	443
3.500% due 02/15/2018	4,700	5,350
3.625% due 02/15/2020	900	1,051

Total U.S. Treasury Obligations (Cost $346,952)		366,279

MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
5.240% due 10/25/2035	237	225
American Home Mortgage Investment Trust
2.010% due 09/25/2045	5,052	4,821
2.526% due 02/25/2045	1,038	1,011
Banc of America Funding Corp.
0.451% due 05/20/2035	6,735	5,883
2.619% due 05/25/2035	1,475	1,536
2.687% due 02/20/2036	882	879
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	6,408	6,412
Banc of America Mortgage Trust
2.971% due 02/25/2034	198	199
5.500% due 07/25/2035	472	478
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	688	696
2.643% due 04/25/2033	46	47
2.851% due 01/25/2035	137	125
2.959% due 02/25/2033	50	45
3.010% due 02/25/2034	145	144
3.078% due 03/25/2035	255	257
3.129% due 07/25/2034	109	106
3.831% due 02/25/2033	33	33
Bear Stearns Alt-A Trust
0.480% due 08/25/2035	6,250	5,637
2.570% due 10/25/2033	45	41
2.960% due 05/25/2035	2,783	2,555
3.001% due 09/25/2035	957	756
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	114
5.471% due 01/12/2045	300	350
Chase Mortgage Finance Corp.
3.006% due 02/25/2037	945	942
6.000% due 03/25/2037 ^	1,236	1,067
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035	253	257
5.500% due 12/25/2036	7,849	8,010
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	7,294	7,248
2.901% due 03/25/2034	114	114
3.091% due 09/25/2037 ^	53	40
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	167
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040	395	440
6.052% due 02/15/2041	12,100	14,187
Countrywide Alternative Loan Trust
0.380% due 05/25/2047	1,216	865
1.140% due 12/25/2035	159	114
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035	215	156
2.803% due 02/20/2035	2,329	2,186
2.934% due 11/25/2034	1,357	1,242
5.000% due 08/25/2019	108	111
5.097% due 03/25/2034	1,730	1,716
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032	33	30
Credit Suisse Mortgage Capital Certificates
0.379% due 10/15/2021	870	853
Credit Suisse Mortgage Pass-Through Certificates
5.311% due 12/15/2039	145	165
5.676% due 03/15/2039	100	113
CW Capital Cobalt Commerical Mortgage Trust
5.223% due 08/15/2048	145	165

First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035		116	97
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		718	709
Granite Master Issuer PLC
0.310% due 12/20/2054	EUR	1,487	1,933
0.330% due 12/20/2054		3,668	4,768
0.411% due 12/20/2054		$1,123	1,105
0.614% due 12/20/2054	GBP	4,196	6,704
0.734% due 12/20/2054		10,970	17,525
0.814% due 12/20/2054		8,029	12,826
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	197	259
0.898% due 09/20/2044	GBP	1,061	1,703
0.909% due 01/20/2044		180	289
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	107
5.444% due 03/10/2039		200	231
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,886	1,888
GSR Mortgage Loan Trust
2.654% due 09/25/2035		464	471
Harborview Mortgage Loan Trust
0.400% due 01/19/2038		8,656	6,716
Indymac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		31	29
Indymac Index Mortgage Loan Trust
0.460% due 02/25/2037		10,900	3,610
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	365
5.728% due 02/12/2049		60	71
JPMorgan Mortgage Trust
4.725% due 02/25/2034		172	175
4.963% due 02/25/2035		484	493
Mall Funding PLC
1.209% due 04/22/2017	GBP	6,564	10,257
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$237	246
Mellon Residential Funding Corp.
0.639% due 08/15/2032		358	361
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		209	196
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		1,056	922
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		235	268
5.485% due 03/12/2051		400	464
5.737% due 06/12/2050		150	173
Morgan Stanley Capital Trust
5.610% due 04/15/2049		225	232
5.692% due 04/15/2049		4,400	5,140
5.809% due 12/12/2049		310	369
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036		358	332
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045		15,000	17,604
Prime Mortgage Trust
0.610% due 02/25/2019		11	10
0.610% due 02/25/2034		224	212
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035		534	435
3.601% due 09/25/2035		2,314	2,076
Structured Adjustable Rate Mortgage Loan Trust
2.743% due 07/25/2034		423	419
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		2,450	2,405
1.050% due 10/19/2033		54	51
Structured Asset Securities Corp.
2.584% due 02/25/2032		16	16
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		2,256	2,222
5.509% due 04/15/2047		300	349
WaMu Mortgage Pass-Through Certificates
0.500% due 10/25/2045		700	668
0.530% due 01/25/2045		202	191
1.365% due 11/25/2042		174	168
2.261% due 02/27/2034		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		4,357	4,367
2.627% due 06/25/2035		299	304
2.627% due 03/25/2036		2,687	2,645
2.662% due 03/25/2035		525	520

2.696% due 11/25/2034		5,622	5,667

Total Mortgage-Backed Securities (Cost $177,829)			193,905

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp.
0.700% due 08/25/2035		6,700	6,348
Babson CLO Ltd.
0.560% due 11/10/2019		2,805	2,745
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		1,334	1,366
Carrington Mortgage Loan Trust
0.310% due 05/25/2036		14	14
Centex Home Equity
4.670% due 09/25/2034		339	344
Conseco Finance
7.550% due 04/15/2032		10	10
Fannie Mae
4.500% due 12/12/2042		1,000	1,079
First Franklin Mortgage Loan Trust
0.320% due 11/25/2036		5,035	4,951
First NLC Trust
0.910% due 12/25/2035		7	7
Fremont Home Loan Owner Trust
1.000% due 12/25/2029		114	86
Galaxy CLO Ltd.
0.555% due 04/25/2019		9,863	9,552
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		5,451	5,402
Hillmark Funding
0.562% due 05/21/2021		6,800	6,580
HSBC Home Equity Loan Trust
0.471% due 01/20/2035		14	14
0.501% due 01/20/2034		1,652	1,602
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		87	77
Nelnet Student Loan Trust
1.015% due 07/25/2018		120	121
Pacifica CDO Ltd.
0.574% due 01/26/2020		4,533	4,476
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		3,606	3,660
Penta CLO S.A.
0.564% due 06/04/2024	EUR	32,826	40,732
SLM Student Loan Trust
0.395% due 04/26/2021		$135	135
0.959% due 10/16/2023		4,086	4,103
1.309% due 08/15/2023		9,342	9,425
3.500% due 08/17/2043		9,073	8,779
South Carolina Student Loan Corp.
0.765% due 01/25/2021		78	78
Structured Asset Securities Corp.
0.440% due 07/25/2035		48	48
1.714% due 04/25/2035		2,220	2,140

Total Asset-Backed Securities (Cost $108,182)			113,874

SOVEREIGN ISSUES 10.7%
Hydro-Quebec
0.750% due 09/29/2049 (c)		5,000	3,550
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,400
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	22,700	30,176
2.500% due 03/01/2015		8,700	11,571
2.750% due 12/01/2015		1,000	1,333
3.000% due 04/01/2014		500	671
3.500% due 06/01/2014		800	1,081
3.500% due 11/01/2017		1,000	1,334
3.750% due 04/15/2016		1,000	1,371
4.250% due 08/01/2014		200	274
4.500% due 07/15/2015		19,300	26,789
4.500% due 02/01/2018		600	838
4.500% due 08/01/2018		3,400	4,725
4.750% due 09/15/2016		700	989
4.750% due 05/01/2017		22,800	32,144
4.750% due 06/01/2017		8,500	11,956
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		5,000	6,541
0.000% due 01/31/2014		6,600	8,573
0.000% due 09/30/2014		6,700	8,540
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,417
Mexico Government International Bond
6.250% due 06/16/2016	MXN	158,100	12,752

Panama Government International Bond
7.250% due 03/15/2015		$700	787
Province of British Columbia
3.250% due 12/18/2021	CAD	100	107
4.300% due 06/18/2042		200	239
Province of Ontario
0.950% due 05/26/2015		$4,900	4,966
1.100% due 10/25/2017		800	802
1.650% due 09/27/2019		15,000	15,001
2.850% due 06/02/2023	CAD	200	201
3.150% due 06/02/2022		20,000	20,814
3.200% due 09/08/2016		1,200	1,272
4.000% due 06/02/2021		3,600	4,007
4.200% due 03/08/2018		100	112
4.200% due 06/02/2020		200	225
4.300% due 03/08/2017		600	664
4.400% due 06/02/2019		1,100	1,248
5.500% due 06/02/2018		300	354
Province of Quebec
3.000% due 09/01/2023		3,400	3,426
3.500% due 12/01/2022		5,700	6,039
4.250% due 12/01/2021		20,200	22,727
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		900	1,013
4.500% due 12/01/2018		400	454
4.875% due 05/05/2014		$220	233
5.125% due 11/14/2016		25	29
Republic of Korea
4.250% due 06/01/2013		135	137
4.875% due 09/22/2014		900	963
7.125% due 04/16/2019		2,200	2,859
Spain Government International Bond
3.750% due 10/31/2015	EUR	9,500	12,637
4.250% due 10/31/2016		2,300	3,091
Turkey Government International Bond
7.500% due 07/14/2017		$4,200	5,128
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		300	329

Total Sovereign Issues (Cost $274,518)			284,000

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
DG Funding Trust
2.829% due 01/30/2013 (c)		912	6,696
Farm Credit Bank
10.000% due 12/15/2020 (c)		4,000	4,994

Total Preferred Securities (Cost $13,560)			11,690

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.7%
CERTIFICATES OF DEPOSIT 1.7%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$3,800	3,799
1.700% due 09/06/2013		18,900	18,922
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		22,600	22,333

			45,054

COMMERCIAL PAPER 1.0%
Ford Motor Credit Co. LLC
0.960% due 03/05/2013		6,300	6,289
1.017% due 02/15/2013		3,600	3,595
1.280% due 01/22/2013		1,600	1,599

Santander S.A.
2.200% due 04/02/2013		1,900	1,895
3.100% due 10/01/2013		7,700	7,587
Standard Chartered Bank
0.950% due 09/26/2013		6,700	6,672

			27,637

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,959	1,959
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $2,003. Repurchase proceeds are $1,959.)

MEXICO TREASURY BILLS 3.6%
4.472% due 01/31/2013 - 03/07/2013 (a)	MXN	1,245,900	95,894

SPAIN TREASURY BILLS 0.1%
2.823% due 09/20/2013 (a)	EUR	2,900	3,774

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 0.2%
PIMCO Short-Term Floating NAV Portfolio		505	5
PIMCO Short-Term Floating NAV Portfolio III		454,172	4,539

			4,544

Total Short-Term Instruments (Cost $178,201)			178,862

Total Investments 118.1% (Cost $3,041,018)			$3,144,596
Written Options (l) (0.1%) (Premiums $4,063)			(1,781)
Other Assets and Liabilities (Net) (18.0%)			(481,274)

Net Assets 100.0%			$2,661,541

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $43,452 at a weighted average interest rate of 0.081%.

(f)	Securities with an aggregate market value of $41,233 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
DEU	0.270%	01/02/2013	01/10/2013	$41,295	$(41,297)
JPS	0.360%	12/19/2012	01/02/2013	8,613	(8,614)
	0.360%	12/27/2012	01/02/2013	32,541	(32,543)

					$(82,454)

(g)	Securities with an aggregate market value of $2,226 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	37	$31
90-Day Euribor June Futures	Long	06/2015	9	0
90-Day Euribor March Futures	Long	03/2015	11	1
90-Day Eurodollar December Futures	Long	12/2015	3,310	(317)
90-Day Eurodollar June Futures	Long	06/2015	234	67
90-Day Eurodollar March Futures	Long	03/2016	223	89
90-Day Eurodollar September Futures	Long	09/2015	65	97
U.S. Treasury 10-Year Note March Futures	Long	03/2013	116	(24)

				$(56)

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,691 and cash of $3 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$32,300	$(229)	$(247)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	56,200	(144)	(43)

				$(373)	$(290)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$210,400	$1,599	$287

(i)	Securities with an aggregate market value of $5,834 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.648%		$25,000	$248	$(310)	$558
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.715%		16,500	156	(64)	220
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%		1,000	10	(16)	26
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.604%		3,400	34	(39)	73
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		1,200	12	(12)	24
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		200	2	(2)	4
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		500	5	(5)	10
China Government International Bond	RYL	1.000%	03/20/2015	0.217%		10,000	178	137	41
China Government International Bond	UAG	1.000%	03/20/2015	0.217%		25,000	444	355	89
France Government Bond	CBK	0.250%	12/20/2015	0.448%		800	(5)	(21)	16
France Government Bond	CBK	0.250%	09/20/2016	0.603%		2,200	(28)	(126)	98
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.163%		12,100	47	0	47
General Electric Capital Corp.	BRC	1.270%	06/20/2013	0.163%		15,000	86	0	86
General Electric Capital Corp.	RYL	1.270%	06/20/2013	0.163%		10,000	57	0	57
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	0.717%		10,000	59	(210)	269
Indonesia Government International Bond	BPS	1.000%	06/20/2021	1.826%		2,600	(160)	(180)	20
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%		3,300	26	(55)	81
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%		1,500	(92)	(101)	9
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.693%		1,200	12	(27)	39
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.787%		1,300	10	(22)	32
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.693%		1,200	12	(27)	39
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%		1,300	(80)	(89)	9
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		400	8	6	2
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		700	12	6	6
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%		5,800	33	(148)	181
MetLife, Inc.	FBF	1.000%	12/20/2014	0.730%		1,200	7	(18)	25
Morgan Stanley	FBF	1.000%	06/20/2013	0.393%		2,400	8	(76)	84
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		5,000	91	(38)	129
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.443%		3,000	55	(24)	79
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.222%	EUR	4,900	7	(69)	76
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.230%		$2,000	50	26	24
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		900	22	17	5
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		200	6	4	2
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.222%		50,000	1,175	750	425
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		2,200	58	38	20

							$2,565	$(340)	$2,905

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$2,500	$193	$146	$47
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	600	46	79	(33)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	45,400	3,512	5,834	(2,322)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	600	47	68	(21)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,200	92	134	(42)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	10	0	10
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	4	0	4
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	2,025	5	0	5
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	600	(26)	(35)	9

					$3,886	$6,226	$(2,340)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$200	$0	$0	$0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	10,500	(9)	(6)	(3)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		31,400	(29)	(20)	(9)

							$(38)	$(26)	$(12)

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	$40,800	$115	$(14)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	117,900	470	(103)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	11,300	42	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	8,600	81	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	5,200	14	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	160,400	160	(248)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	160,400	233	(141)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	119,600	263	(226)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	165,900	931	(145)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	120,900	310	(322)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	120,900	325	(268)

							$2,944	$(1,479)

Foreign Currency Options

Description	Counterparty		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	82.100	03/22/2013	$148,600	$1,119	$(302)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2043	$1,000	$1,084	$(1,083)
Fannie Mae	6.000%	01/01/2043	3,900	4,280	(4,260)

				$5,364	$(5,343)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	1,200		$1,487	DUB	$0	$(97)	$(97)
01/2013		7,900		9,707	UAG	0	(723)	(723)
01/2013	GBP	31,879		51,020	GSC	0	(765)	(765)
01/2013	JPY	873,683		10,653	DUB	567	0	567
01/2013		58,704		692	RYL	14	0	14
01/2013	MXN	504,078		38,667	CBK	0	(233)	(233)
01/2013		$24,752	GBP	15,295	BRC	94	0	94
01/2013		24,761		15,294	DUB	83	0	83
01/2013		726		453	RBC	10	0	10
01/2013		1,341		837	RYL	18	0	18
02/2013	CNY	11,999		$1,901	BRC	0	(6)	(6)
02/2013		16,367		2,600	FBF	0	(2)	(2)
02/2013		46,732		7,400	UAG	0	(28)	(28)
02/2013	GBP	15,295		24,750	BRC	0	(94)	(94)
02/2013		15,294		24,759	DUB	0	(83)	(83)
02/2013	MXN	189,902		14,417	CBK	0	(228)	(228)
02/2013		76,224		5,817	FBF	0	(61)	(61)
02/2013		$200	BRL	411	BRC	0	0	0
02/2013		13,101		27,032	HUS	47	(1)	46
02/2013		400		821	MSC	0	(1)	(1)
02/2013		1,000		2,056	UAG	0	0	0
02/2013		6,511	CNY	41,312	CBK	56	0	56
02/2013		600		3,786	GST	2	0	2
02/2013		4,727		30,000	HUS	42	0	42
03/2013	CAD	877		$888	BRC	7	0	7
03/2013		61,718		62,499	RBC	555	0	555
03/2013	EUR	97,358		127,121	BRC	0	(1,472)	(1,472)
03/2013		2,637		3,475	FBF	0	(8)	(8)
03/2013		2,405		3,173	RYL	0	(4)	(4)
03/2013		2,810		3,700	UAG	0	(12)	(12)
03/2013	GBP	30,223		48,699	RYL	0	(386)	(386)
03/2013	MXN	463,101		35,239	RBC	0	(381)	(381)
03/2013		$2,629	EUR	1,983	HUS	0	(9)	(9)
03/2013		6,386		4,867	RYL	43	0	43
04/2013	MXN	221,829		$17,078	DUB	61	0	61
04/2013		$2,320	MXN	30,392	DUB	13	(1)	12
04/2013		3,743		49,341	HUS	44	(2)	42
04/2013		328		4,295	JPM	1	0	1
04/2013		3,560		46,660	MSC	19	0	19
04/2013		552		7,166	UAG	0	(2)	(2)
09/2013	EUR	11,077		$14,549	UAG	0	(109)	(109)
11/2013		21,525		27,815	FBF	0	(684)	(684)
12/2013		31,300		39,507	BOA	0	(1,956)	(1,956)
04/2014		500		634	CBK	0	(30)	(30)
06/2014		800		1,015	FBF	0	(48)	(48)
08/2014		200		253	BPS	0	(13)	(13)

						$1,676	$(7,439)	$(5,763)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,375	$0	$2,375
Corporate Bonds & Notes
Banking & Finance	0	650,352	0	650,352
Industrials	0	75,913	116	76,029
Utilities	0	50,590	0	50,590
Municipal Bonds & Notes
California	0	2,624	0	2,624
Illinois	0	3,698	0	3,698
New Jersey	0	9,464	0	9,464
New York	0	2,509	0	2,509
Texas	0	2,712	0	2,712
Wisconsin	0	925	0	925
U.S. Government Agencies	0	1,194,708	0	1,194,708
U.S. Treasury Obligations	0	366,279	0	366,279
Mortgage-Backed Securities	0	193,905	0	193,905
Asset-Backed Securities	0	113,874	0	113,874
Sovereign Issues	0	284,000	0	284,000
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	4,994	6,696	11,690
Short-Term Instruments
Certificates of Deposit	0	45,054	0	45,054
Commercial Paper	0	27,637	0	27,637
Repurchase Agreements	0	1,959	0	1,959
Mexico Treasury Bills	0	95,894	0	95,894
Spain Treasury Bills	0	3,774	0	3,774
Central Funds Used for Cash Management Purposes	4,544	0	0	4,544
	$4,544	$3,133,240	$6,812	$3,144,596

Short Sales, at value	$0	$(5,343)	$0	$(5,343)

Financial Derivative Instruments - Assets
Credit Contracts	0	2,983	0	2,983
Foreign Exchange Contracts	0	1,676	0	1,676
Interest Rate Contracts	285	287	0	572
	$285	$4,946	$0	$5,231

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,709)	0	(2,709)
Foreign Exchange Contracts	0	(7,741)	0	(7,741)
Interest Rate Contracts	(341)	(1,490)	0	(1,831)

	$(341)	$(11,940)	$0	$(12,281)

Totals	$4,488	$3,120,903	$6,812	$3,132,203

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$133	$0	$(16)	$0	$(1)	$0	$0	$0	$116	$1
U.S. Government Agencies	70,218	(70,246)	0	0	0	28	0	0	0	0
Asset-Backed Securities	6,335	0	0	40	0	205	0	(6,580)	0	0
Convertible Preferred Securities
Industrials	1	0	0	0	0	(1)	0	0	0	(1)
Preferred Securities
Banking & Finance	6,828	0	0	0	0	(132)	0	0	6,696	(132)

Totals	$83,515	$(70,246)	$(16)	$40	$(1)	$100	$0	$(6,580)	$6,812	$(132)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$116	Third Party Vendor	Broker Quote	113.25 - 115.12
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	6,696	Benchmark Pricing	Base Price	$ 7,393.89

Total	$6,812

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 99.7%
GOVERNMENT AGENCY DEBT 24.8%
Fannie Mae
0.152% due 02/14/2013	$49,800	$49,791
Federal Home Loan Bank
0.200% due 07/12/2013	38,000	37,995
0.210% due 07/12/2013	7,400	7,399
0.220% due 07/25/2013	40,000	40,000
0.220% due 09/04/2013	33,800	33,798

		168,983

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 21.3%
Barclays, Inc.
0.260% due 02/13/2013	24,400	24,400
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $25,349. Repurchase proceeds are $24,425.)
BNP Paribas Securities Corp.
0.290% due 01/02/2013	50,000	50,000
(Dated 12/31/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $51,793. Repurchase proceeds are $50,001.)
Citigroup Global Markets, Inc.
0.270% due 01/02/2013	33,500	33,500
(Dated 12/31/2012. Collateralized by Freddie Mac 0.750% due 10/05/2016 valued at $34,253. Repurchase proceeds are $33,501.)
Goldman Sachs Group, Inc.
0.280% due 01/02/2013	25,000	25,000
(Dated 12/31/2012. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $25,841. Repurchase proceeds are $25,000.)
Morgan Stanley & Co., Inc.
0.260% due 01/02/2013	6,700	6,700
(Dated 12/31/2012. Collateralized by Freddie Mac 2.650% due 11/06/2014 valued at $6,833. Repurchase proceeds are $6,700.)
RBS Securities, Inc.
0.240% due 01/02/2013	4,600	4,600
(Dated 12/31/2012. Collateralized by Fannie Mae 0.500% due 07/02/2015 valued at $4,706. Repurchase proceeds are $4,600.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	571	571
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $584. Repurchase proceeds are $571.)

		144,771

TREASURY DEBT 12.4%
U.S. Treasury Bills
0.175% due 11/14/2013 - 12/12/2013 (a)	10,025	10,008
U.S. Treasury Notes
0.500% due 11/15/2013	7,000	7,018
0.750% due 12/15/2013	57,060	57,366
1.000% due 01/15/2014	9,700	9,781

		84,173

TREASURY REPURCHASE AGREEMENTS 41.2%
Banc of America Securities LLC
0.230% due 01/02/2013	12,100	12,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $12,340. Repurchase proceeds are $12,100.)
Barclays, Inc.
0.230% due 01/02/2013	59,500	59,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016 valued at $60,706. Repurchase proceeds are $59,501.)
Credit Suisse Securities (USA) LLC
0.220% due 01/02/2013	3,400	3,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $3,481. Repurchase proceeds are $3,400)
0.230% due 01/02/2013	67,000	67,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $68,567. Repurchase proceeds are $67,001)
HSBC Bank USA N.A.
0.260% due 01/02/2013	67,000	67,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $68,335. Repurchase proceeds are $67,001.)
RBC Capital Markets LLC
0.250% due 01/02/2013	71,100	71,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.750% - 1.500% due 07/31/2016 - 12/31/2017 valued at $72,560. Repurchase proceeds are $71,101.)

		280,100

Total Short-Term Instruments (Cost $678,027)		678,027

Total Investments 99.7% (Cost $678,027)		$678,027
Other Assets and Liabilities (Net) 0.3%		2,074

Net Assets 100.0%		$680,101

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$168,983	$0	$168,983
Government Agency Repurchase Agreements	0	144,771	0	144,771
Treasury Debt	0	84,173	0	84,173
Treasury Repurchase Agreements	0	280,100	0	280,100
	$0	$678,027	$0	$678,027

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 121.5%
Fannie Mae
0.000% due 07/25/2022 (b)	$21	$19
0.268% due 12/25/2036	3,791	3,624
0.330% due 03/25/2034	838	835
0.360% due 08/25/2034 - 10/25/2035	8,464	8,299
0.450% due 06/25/2033	77	74
0.470% due 06/25/2032	252	255
0.510% due 03/25/2018	292	294
0.550% due 11/25/2032	179	167
0.609% due 04/18/2028	4	4
0.660% due 05/25/2023	504	507
0.710% due 03/25/2017 - 07/25/2034	717	724
0.869% due 02/25/2024	362	367
1.210% due 04/25/2032	319	328
1.219% due 04/25/2023	2	2
1.333% due 05/01/2033	389	404
1.360% due 08/01/2042 - 10/01/2044	2,815	2,875
2.026% due 11/01/2035	137	144
2.088% due 08/01/2027	574	609
2.127% due 03/01/2032	82	87
2.148% due 02/01/2036	331	336
2.159% due 12/01/2034	587	623
2.220% due 01/01/2035	459	488
2.239% due 03/01/2035	15	16
2.249% due 04/01/2033	182	194
2.250% due 03/01/2027	83	87
2.255% due 05/01/2035	79	84
2.257% due 05/01/2035	531	565
2.272% due 01/01/2035	96	102
2.275% due 12/01/2035	564	600
2.280% due 01/01/2035	144	153
2.286% due 02/01/2035	82	87
2.287% due 01/01/2035	149	159
2.302% due 10/01/2028	11	12
2.315% due 12/01/2034	79	83
2.336% due 12/01/2034	14	14
2.350% due 01/01/2035	78	83
2.351% due 02/01/2035	181	191
2.372% due 06/01/2030	12	13
2.428% due 11/01/2034	41	43
2.451% due 03/01/2035	65	68
2.485% due 04/01/2035	492	515
2.491% due 10/01/2035	35	37
2.500% due 11/01/2027	1,991	2,084
2.539% due 07/01/2035	127	136
2.550% due 09/01/2034	554	582
2.589% due 03/01/2035	39	41
2.604% due 02/01/2035	101	107
2.630% due 10/01/2035	119	126
2.706% due 07/01/2035	166	176
2.713% due 05/25/2035	322	342
2.719% due 02/01/2035	53	56
2.770% due 02/01/2035	84	90
2.772% due 02/01/2035	87	92
2.773% due 08/01/2036	1,120	1,197
2.775% due 05/01/2035	239	255
2.803% due 07/01/2035	86	91
2.862% due 09/01/2035	472	504
3.000% due 01/01/2028 - 02/01/2043	21,000	22,119
3.005% due 10/01/2032	255	259
3.426% due 05/01/2023	10	10
3.500% due 01/01/2043	26,200	27,941
4.000% due 08/01/2018 - 02/01/2043	46,411	49,823
4.500% due 08/01/2020 - 01/01/2043	39,994	43,444
5.000% due 01/01/2019 - 02/01/2043	29,574	32,054
5.075% due 11/01/2018	1	1
5.328% due 11/01/2035	228	246
5.335% due 11/01/2035	230	248
5.500% due 08/01/2024 - 02/01/2043	22,553	24,615
5.990% due 08/01/2017	1,085	1,188
6.000% due 07/01/2017 - 02/01/2043	19,612	21,729
6.500% due 06/01/2021 - 01/01/2043	5,180	5,866
7.000% due 09/25/2023	35	41
7.500% due 09/01/2034	2	2
7.750% due 08/25/2022	26	30
8.200% due 04/25/2025	1	2
Federal Housing Administration
7.430% due 06/01/2019	66	65

Freddie Mac
0.359% due 08/15/2019	728	729
0.609% due 06/15/2032 - 12/15/2032	290	291
0.659% due 12/15/2031	202	204
0.709% due 09/15/2030	22	22
1.150% due 02/15/2021	361	361
1.360% due 10/25/2044 - 02/25/2045	2,276	2,263
1.384% due 11/25/2019 (a)	37,167	2,994
2.319% due 02/01/2018	29	31
2.355% due 02/01/2028	104	107
2.367% due 01/01/2034	35	37
2.375% due 07/01/2030 - 04/01/2035	364	386
2.376% due 02/01/2035	19	20
2.515% due 05/01/2032	21	21
2.607% due 06/01/2035	66	71
2.615% due 03/01/2034	695	740
2.620% due 02/01/2035	19	20
2.625% due 03/01/2035	74	78
2.629% due 01/01/2035	98	102
2.749% due 10/01/2036	674	720
2.787% due 01/01/2035	1,658	1,774
2.836% due 09/01/2035	448	478
2.876% due 02/01/2035	52	55
2.896% due 09/01/2035	1,767	1,889
2.902% due 05/01/2035	171	183
2.936% due 08/01/2036	75	80
3.018% due 03/01/2035	35	37
3.496% due 08/01/2025	3	3
3.500% due 12/15/2022	1	1
3.581% due 11/01/2028	3	3
4.000% due 01/01/2043	33,000	35,238
4.500% due 03/15/2021 - 06/01/2041	25,052	27,040
5.000% due 10/01/2029 - 01/01/2043	19,394	20,955
5.500% due 12/01/2017 - 02/01/2043	17,874	19,366
6.000% due 11/01/2027 - 01/01/2043	8,110	8,835
6.500% due 12/15/2023 - 05/15/2028	644	735
8.000% due 06/15/2026	12	15
Ginnie Mae
0.409% due 02/16/2032 - 07/16/2032	168	169
0.459% due 08/16/2032	694	698
0.759% due 04/16/2032	192	195
1.750% due 06/20/2017 - 08/20/2026	27	29
2.000% due 02/20/2017 - 07/20/2025	15	16
2.500% due 12/20/2021 - 08/15/2027	11,849	12,505
3.000% due 12/20/2042 - 02/01/2043	17,000	18,066
3.500% due 02/20/2018 - 02/01/2043	45,787	49,593
4.000% due 03/20/2016 - 01/01/2043	19,358	21,184
4.500% due 08/20/2033 - 02/01/2043	28,780	31,629
5.000% due 04/15/2035 - 01/01/2043	78,373	86,018
5.500% due 02/15/2038 - 01/01/2043	10,467	11,485
6.000% due 02/15/2032 - 01/01/2043	3,791	4,239
6.500% due 07/15/2024 - 08/15/2038	1,408	1,608
7.500% due 08/15/2027	2	2

Total U.S. Government Agencies (Cost $616,720)		623,053

MORTGAGE-BACKED SECURITIES 11.1%
American Home Mortgage Assets LLC
0.500% due 08/25/2037 ^	1,768	398
American Home Mortgage Investment Trust
0.450% due 05/25/2047 ^	145	9
Banc of America Funding Corp.
0.501% due 05/20/2035	151	93
5.621% due 01/20/2047 ^	934	683
Banktrust Mortgage Trust
5.700% due 12/01/2023	22	21
Bear Stearns Alt-A Trust
2.817% due 08/25/2036 ^	5,032	1,889
4.749% due 11/25/2036 ^	1,750	1,321
CBA Commercial Small Balance Commercial Mortgage
0.490% due 12/25/2036	462	365
CC Funding Corp.
0.340% due 05/25/2048	1,381	929
0.490% due 01/25/2035	87	71
Citigroup Mortgage Loan Trust, Inc.
1.010% due 08/25/2035	1,151	822
Commercial Mortgage Pass-Through Certificates
0.435% due 02/05/2019	1,461	1,432
Countrywide Alternative Loan Trust
0.411% due 07/20/2046 ^	199	98
0.420% due 05/25/2035	833	599
0.440% due 08/25/2046	116	20
0.460% due 09/25/2046	450	111
0.460% due 10/25/2046	214	69
0.470% due 07/25/2046 ^	417	104

0.480% due 05/25/2036 ^	136	25
0.491% due 09/20/2046	414	71
0.550% due 10/25/2046	450	14
0.560% due 06/25/2037	90	2
0.580% due 11/25/2035 ^	58	8
0.630% due 12/25/2035	107	49
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 02/25/2035	22	16
0.500% due 04/25/2035	498	362
0.510% due 04/25/2046 ^	191	37
0.550% due 03/25/2036	125	52
0.560% due 02/25/2036	128	39
1.130% due 09/25/2034	453	258
2.733% due 04/25/2035	1,033	710
2.795% due 03/25/2037 ^	2,243	1,390
2.972% due 02/25/2047 ^	2,559	1,814
Credit Suisse First Boston Mortgage Securities Corp.
2.757% due 09/25/2034	645	653
Greenpoint Mortgage Funding Trust
0.410% due 10/25/2046	398	180
0.410% due 12/25/2046 ^	391	141
0.480% due 04/25/2036 ^	131	16
0.530% due 09/25/2046 ^	405	102
0.550% due 10/25/2046	402	119
GSR Mortgage Loan Trust
0.470% due 08/25/2046	319	89
Harborview Mortgage Loan Trust
0.460% due 09/19/2046 ^	86	11
Homebanc Mortgage Trust
0.390% due 12/25/2036	353	272
Indymac Index Mortgage Loan Trust
0.410% due 11/25/2046	368	166
0.460% due 02/25/2037	450	149
JPMorgan Alternative Loan Trust
0.710% due 06/27/2037	4,127	3,211
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019	963	938
2.165% due 06/15/2043 (a)	21,497	1,213
MASTR Adjustable Rate Mortgages Trust
0.510% due 05/25/2047 ^	434	150
0.550% due 05/25/2047 ^	434	106
MASTR Alternative Loans Trust
0.610% due 03/25/2036	1,394	264
Mellon Residential Funding Corp.
0.909% due 11/15/2031	217	214
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	2	2
Mortgage Equity Conversion Asset Trust
0.640% due 01/25/2042	2,395	1,940
0.650% due 02/25/2042	373	310
0.670% due 05/25/2042	25,341	20,606
0.680% due 10/25/2041	1,993	1,619
RBSSP Resecuritization Trust
0.710% due 11/21/2035	3,545	3,471
Residential Accredit Loans, Inc. Trust
0.410% due 12/25/2046 ^	412	143
0.440% due 05/25/2037	276	61
0.480% due 05/25/2046 ^	394	107
3.441% due 08/25/2035 ^	235	147
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	307	331
RiverView HECM Trust
0.270% due 07/25/2047	404	352
Sequoia Mortgage Trust
0.910% due 10/19/2026	151	150
0.971% due 10/20/2027	43	43
Structured Asset Mortgage Investments, Inc.
0.510% due 08/25/2036	450	154
0.870% due 09/19/2032	85	83
Thornburg Mortgage Securities Trust
6.152% due 09/25/2037	243	243
WaMu Mortgage Pass-Through Certificates
0.430% due 07/25/2046 ^	71	7
0.750% due 07/25/2044	309	228
0.910% due 12/25/2045	362	49
1.160% due 02/25/2046	854	785
2.511% due 10/25/2046	3,945	3,570
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.460% due 07/25/2046	86	18
0.930% due 04/25/2047	279	50

Wells Fargo Commercial Mortgage Trust
2.163% due 10/15/2045 (a)	3,490	475

Total Mortgage-Backed Securities (Cost $63,835)		56,819

ASSET-BACKED SECURITIES 1.1%
Amortizing Residential Collateral Trust
0.790% due 07/25/2032	25	22
0.910% due 10/25/2031	17	14
Amresco Residential Securities Mortgage Loan Trust
0.705% due 06/25/2028	224	210
0.765% due 06/25/2027	138	132
0.765% due 09/25/2027	318	292
0.840% due 09/25/2028	593	476
Argent Securities, Inc.
1.060% due 11/25/2034	825	514
Centex Home Equity
0.510% due 01/25/2032	26	23
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033	90	82
Conseco Finance
1.709% due 05/15/2032	663	524
Countrywide Asset-Backed Certificates
0.890% due 06/25/2033	212	206
EMC Mortgage Loan Trust
0.960% due 08/25/2040	140	117
GSAA Trust
0.510% due 03/25/2037	495	278
0.510% due 05/25/2047	1,625	1,049
Home Equity Asset Trust
0.810% due 11/25/2032	3	2
Lehman XS Trust
0.440% due 06/25/2046 ^	61	4
0.530% due 11/25/2046 ^	415	102
Morgan Stanley Mortgage Loan Trust
0.440% due 02/25/2037	134	69
0.570% due 04/25/2037	1,094	517
RAAC Series
0.610% due 06/25/2047	700	599
Renaissance Home Equity Loan Trust
0.970% due 12/25/2032	54	38
Salomon Brothers Mortgage Securities, Inc.
1.185% due 10/25/2028	332	319
Specialty Underwriting & Residential Finance
0.890% due 01/25/2034	35	29
Structured Asset Securities Corp.
0.790% due 01/25/2033	26	24
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	153	144

Total Asset-Backed Securities (Cost $5,885)		5,786

SHORT-TERM INSTRUMENTS 15.4%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	420	420
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $429. Repurchase proceeds are $420.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 15.3%
PIMCO Short-Term Floating NAV Portfolio	5,967,012	59,712
PIMCO Short-Term Floating NAV Portfolio III	1,906,248	19,053

		78,765

Total Short-Term Instruments (Cost $79,259)		79,185

Total Investments 149.1% (Cost $765,699)		$764,843
Other Assets and Liabilities (Net) (49.1%)		(251,920)

Net Assets 100.0%		$512,923

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $4,559 at a weighted average interest rate of 0.288%.

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	$500	$97	$0	$97

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2028	$2,000	$2,122	$(2,122)
Ginnie Mae	3.000%	01/01/2043	7,000	7,416	(7,444)
Ginnie Mae	3.500%	01/01/2043	16,000	17,375	(17,389)
Ginnie Mae	4.500%	01/01/2043	2,000	2,186	(2,191)
Ginnie Mae	4.500%	02/01/2043	3,000	3,270	(3,282)
Ginnie Mae	5.000%	01/01/2043	42,000	45,951	(45,944)

				$78,320	$(78,372)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Government Agencies	$0	$622,988	$65	$623,053
Mortgage-Backed Securities	0	31,971	24,848	56,819
Asset-Backed Securities	0	5,786	0	5,786
Short-Term Instruments
Repurchase Agreements	0	420	0	420
Central Funds Used for Cash Management Purposes	78,765	0	0	78,765
	$78,765	$661,165	$24,913	$764,843
Short Sales, at value	$0	$(78,372)	$0	$(78,372)
Financial Derivative Instruments - Assets
Credit Contracts	$0	$97	$0	$97

Totals	$78,765	$582,890	$24,913	$686,568

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
U.S. Government Agencies	$72	$0	$(7)	$(2)	$(1)	$3	$0	$0	$65	$1
Mortgage-Backed Securities	13,914	12,005	(1,186)	79	149	(113)	0	0	24,848	72

	$13,986	$12,005	$(1,193)	$77	$148	$(110)	$0	$0	$24,913	$73
Financial Derivative Instruments - Assets
Interest Rate Contracts	$1,017	$0	$0	$0	$0	$(1,017)	$0	$0	$0	$0

Totals	$15,003	$12,005	$(1,193)	$77	$148	$(1,127)	$0	$0	$24,913	$73

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$65	Benchmark Pricing	Base Price	98.65
Mortgage-Backed Securities	21	Benchmark Pricing	Base Price	99.10
	24,827	Third Party Vendor	Broker Quote	81.00 - 87.00

Total	$24,913

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 116.3%
Fannie Mae
0.000% due 01/01/2033 - 11/25/2042 (b)	$2,408	$2,339
2.000% due 12/25/2042	73	45
2.500% due 06/25/2022 - 01/01/2043	2,001	2,068
2.500% due 12/25/2027 (a)	8,000	940
3.000% due 01/01/2028 - 02/01/2043	15,000	15,790
3.000% due 01/25/2042 (a)	24,915	4,065
3.145% due 08/25/2043	121	129
3.309% due 05/25/2042	97	104
3.500% due 01/25/2041 - 02/01/2043	21,998	23,279
3.750% due 05/25/2033	102	109
4.000% due 02/25/2024 (a)	723	41
4.000% due 11/01/2040 - 01/01/2043	21,428	23,539
4.500% due 03/01/2039 - 07/01/2042	43,419	48,274
5.000% due 08/01/2024 (a)	64	6
5.000% due 04/25/2033 - 12/01/2041	45,025	49,598
5.500% due 02/01/2029 - 01/25/2032 (a)	1,345	177
5.500% due 01/25/2034 - 06/25/2036	3,347	3,522
5.890% due 06/25/2037 (a)	3,378	415
6.000% due 02/01/2033 (a)	1,022	191
6.000% due 02/25/2034	20	26
6.040% due 03/25/2024 (a)	486	41
6.490% due 08/25/2040 (a)	7,014	1,025
6.540% due 09/25/2039 (a)	961	137
7.000% due 12/25/2023 - 03/25/2049	74	84
7.064% due 05/25/2042	153	154
7.182% due 08/25/2033	1,643	1,736
8.890% due 07/25/2033	196	281
12.241% due 03/25/2040	559	712
17.298% due 09/25/2024	77	99
19.181% due 09/25/2023	17	23
24.681% due 12/25/2036	1,154	1,769
Freddie Mac
0.000% due 09/15/2032 - 11/15/2037 (b)	6,326	6,065
3.000% due 06/15/2036 - 07/15/2042	796	803
3.500% due 03/15/2035 - 05/15/2042	5,310	5,454
4.000% due 04/15/2019 - 08/15/2042	5,091	5,477
4.500% due 07/15/2032 - 12/01/2041	12,991	14,415
5.000% due 05/15/2019	173	187
5.500% due 02/15/2033 - 05/15/2036	2,496	2,901
5.791% due 06/15/2018 - 10/15/2036 (a)	6,100	707
6.391% due 01/15/2041 (a)	3,923	717
6.441% due 03/15/2035 (a)	8,826	1,318
6.491% due 10/15/2034 (a)	7,277	974
6.539% due 12/15/2023 (a)	1,910	349
6.541% due 03/15/2037 (a)	5,573	832
7.507% due 12/15/2042	1,000	1,019
7.791% due 06/15/2031 (a)	958	208
7.928% due 09/17/2032	107	129
8.930% due 05/15/2024 (a)	1,101	246
9.282% due 09/15/2041	131	133
9.382% due 10/15/2040	1,852	1,921
9.482% due 01/15/2041	1,004	1,051
11.811% due 05/15/2033	123	154
15.427% due 10/15/2033	1,986	2,601
Ginnie Mae
0.000% due 03/16/2033 - 03/20/2041 (b)	723	697
1.524% due 05/16/2050 (a)	46,539	2,984
2.500% due 07/20/2042	1	1
3.000% due 01/01/2043 - 02/01/2043	15,000	15,938
3.500% due 05/16/2042	1	1
4.000% due 09/20/2038 - 08/20/2042	76	82
4.250% due 10/20/2038	1,040	1,197
4.500% due 07/20/2039 - 03/01/2043	45,278	49,479
5.000% due 08/20/2034 - 07/20/2040	148	177
5.000% due 09/20/2038 (a)	2,000	500
5.500% due 02/20/2034 - 04/20/2040	66	73
5.500% due 11/16/2037 (a)	500	51
8.837% due 11/16/2033	10	11

Total U.S. Government Agencies (Cost $295,972)		299,570

MORTGAGE-BACKED SECURITIES 20.5%
American Home Mortgage Investment Trust
2.510% due 06/25/2045	1,142	1,054
Banc of America Funding Corp.
2.983% due 02/20/2036	3,217	2,337
6.000% due 09/25/2036	135	124

Banc of America Large Loan, Inc.
2.509% due 11/15/2015	2,289	2,290
Banc of America Mortgage Trust
3.089% due 04/25/2035	1,758	1,542
3.209% due 11/20/2046	789	656
5.307% due 04/25/2035	129	128
BCAP LLC Trust
2.881% due 12/26/2037	670	666
Bear Stearns Adjustable Rate Mortgage Trust
2.856% due 10/25/2036	875	634
Bear Stearns Alt-A Trust
0.710% due 01/25/2036	4,372	2,560
Chase Mortgage Finance Corp.
2.936% due 02/25/2037	55	54
Citigroup Mortgage Loan Trust
6.000% due 08/25/2037	5,010	3,579
Citigroup Mortgage Loan Trust, Inc.
2.570% due 03/25/2036	374	345
Commercial Mortgage Pass-Through Certificates
0.709% due 07/16/2034	135	135
1.951% due 12/10/2045 (a)	8,100	992
Countrywide Alternative Loan Trust
0.610% due 06/25/2036 ^	59	35
1.665% due 09/25/2035	64	50
2.560% due 03/25/2047 ^	395	288
6.000% due 05/25/2036	168	125
Countrywide Home Loan Mortgage Pass-Through Trust
2.798% due 01/25/2036	336	263
5.750% due 05/25/2037 ^	118	105
6.000% due 01/25/2038	1,307	1,193
6.250% due 09/25/2037	420	378
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036	105	67
Fannie Mae
3.000% due 06/25/2042 (a)	4,583	613
First Horizon Alternative Mortgage Securities
2.342% due 07/25/2036	795	450
First Horizon Mortgage Pass-Through Trust
2.714% due 11/25/2035	139	122
GMAC Mortgage Corp. Loan Trust
3.695% due 05/25/2035	99	93
Harborview Mortgage Loan Trust
0.520% due 08/19/2045	167	137
Indymac Index Mortgage Loan Trust
2.617% due 08/25/2035	251	212
2.837% due 09/25/2036	4,100	2,777
5.101% due 09/25/2036	605	392
Jefferies & Co., Inc.
2.905% due 02/26/2036	2,736	2,653
JPMorgan Alternative Loan Trust
0.370% due 11/25/2036	3,693	2,277
JPMorgan Mortgage Trust
2.967% due 04/25/2035	341	334
2.991% due 07/25/2035	65	67
JPMorgan Resecuritization Trust
2.724% due 03/21/2037	40	40
JPMorgan Resecuritization Trust Series
6.000% due 09/26/2036	12,698	6,339
Lehman Mortgage Trust
0.530% due 08/25/2036 ^	645	445
Luminent Mortgage Trust
0.440% due 05/25/2037	157	89
Merrill Lynch Mortgage Investors Trust
2.301% due 07/25/2029	56	57
Merrill Lynch Mortgage Investors, Inc.
2.729% due 12/25/2035	277	256
3.715% due 02/25/2036	1,949	1,313
Morgan Stanley Mortgage Loan Trust
2.690% due 06/25/2037	1,056	571
5.500% due 10/25/2037	2,811	2,564
Morgan Stanley Re-REMIC Trust
3.250% due 11/26/2036	886	906
5.000% due 11/26/2036	600	625
Residential Accredit Loans, Inc. Trust
0.410% due 10/25/2046	4,681	2,169
0.510% due 08/25/2035	578	427
0.610% due 10/25/2045	492	339
3.875% due 05/25/2035	226	134
Sequoia Mortgage Trust
4.989% due 07/20/2037	426	333
Structured Adjustable Rate Mortgage Loan Trust
2.797% due 08/25/2035	541	493
Structured Asset Mortgage Investments, Inc.
0.400% due 07/25/2046	591	322
Thornburg Mortgage Securities Trust
1.110% due 03/25/2044	159	149

WaMu Mortgage Pass-Through Certificates
2.569% due 07/25/2037	304	231
5.093% due 07/25/2037	237	219
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.460% due 02/25/2036	764	498
0.860% due 01/25/2047	5,840	3,151
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 06/25/2037	402	319
2.610% due 02/25/2035	63	63
2.617% due 05/25/2036 ^	251	224
2.723% due 04/25/2036	626	582
2.757% due 08/25/2033	68	71
6.000% due 09/25/2036	160	160

Total Mortgage-Backed Securities (Cost $50,438)		52,816

ASSET-BACKED SECURITIES 3.3%
Countrywide Asset-Backed Certificates
0.370% due 10/25/2047	1,745	1,688
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036	3,093	1,467
5.935% due 10/25/2036	1,100	914
First Franklin Mortgage Loan Trust
0.750% due 04/25/2035	691	557
GSAA Trust
0.440% due 04/25/2047	820	469
Lehman XS Trust
0.330% due 08/25/2036	1,187	725
Merrill Lynch Mortgage Investors, Inc.
0.320% due 03/25/2037	1,467	976
Morgan Stanley Mortgage Loan Trust
0.450% due 04/25/2037	3,217	1,501
Residential Asset Securities Corp. Trust
0.460% due 01/25/2036	267	264

Total Asset-Backed Securities (Cost $8,425)		8,561

SHORT-TERM INSTRUMENTS 23.6%
REPURCHASE AGREEMENTS 9.8%
Banc of America Securities LLC
0.230% due 01/02/2013	2,500	2,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $2,550. Repurchase proceeds are $2,500.)
Credit Suisse Securities (USA) LLC
0.230% due 01/02/2013	9,100	9,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $9,308. Repurchase proceeds are $9,100.)
JPMorgan Securities, Inc.
0.250% due 01/02/2013	13,500	13,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $13,799. Repurchase proceeds are $13,500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	141	141
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $146. Repurchase proceeds are $141.)

		25,241

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 13.8%
PIMCO Short-Term Floating NAV Portfolio	3,539,483	35,419

Total Short-Term Instruments (Cost $60,663)		60,660

PURCHASED OPTIONS (g) 0.0%
(Cost $0)		0
Total Investments 163.7% (Cost $415,498)		$421,607
Other Assets and Liabilities (Net) (63.7%)		(164,003)

Net Assets 100.0%		$257,604

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Affiliated to the Fund.

(d)	Cash of $43 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note March Futures	Short	03/2013	4	$1

(e)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $378 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	1.500%	12/19/2019	$14,400	$(226)	$68
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	4,100	22	52

					$(204)	$120

(f)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049	$5,000	$(215)	$(197)	$(18)
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	2,000	(86)	(94)	8
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	300	(13)	(15)	2
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	700	(30)	(34)	4

					$(344)	$(340)	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding as of December 31, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 02/01/2043	FBF	$96.000	02/05/2013	$2,000	$0	$0

(h)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	01/01/2043	$1,000	$1,021	$(1,020)
Fannie Mae	3.000%	01/01/2043	2,000	2,089	(2,096)
Fannie Mae	3.500%	02/01/2043	10,000	10,620	(10,646)
Fannie Mae	4.000%	01/01/2043	10,000	10,702	(10,722)
Fannie Mae	4.500%	01/01/2043	7,000	7,549	(7,564)
Fannie Mae	4.500%	02/01/2043	28,000	30,171	(30,237)
Fannie Mae	5.000%	01/01/2043	14,000	15,144	(15,166)
Ginnie Mae	4.000%	03/01/2043	34,000	37,088	(37,219)

				$114,384	$(114,670)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Government Agencies	$0	$298,506	$1,064	$299,570
Mortgage-Backed Securities	0	52,203	613	52,816
Asset-Backed Securities	0	7,647	914	8,561
Short-Term Instruments
Repurchase Agreements	0	25,241	0	25,241
Central Funds Used for Cash Management Purposes	35,419	0	0	35,419
Purchased Options
Interest Rate Contracts	0	0	0	0
	$35,419	$383,597	$2,591	$421,607

Short Sales, at value	$0	$(114,670)	$0	$(114,670)

Financial Derivative Instruments - Assets
Credit Contracts	0	14	0	14
Interest Rate Contracts	1	120	0	121
	$1	$134	$0	$135

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(18)	$0	$(18)

Totals	$35,420	$269,043	$2,591	$307,054

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
U.S. Government Agencies	$0	$1,064	$0	$0	$0	$0	$0	$0	$1,064	$0
Mortgage-Backed Securities	0	613	0	0	0	0	0	0	613	0
Asset-Backed Securities	0	889	0	1	0	24	0	0	914	24

Totals	$0	$2,566	$0	$1	$0	$24	$0	$0	$2,591	$24

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$1,064	Benchmark Pricing	Base Price	61.50 - 101.94
Mortgage-Backed Securities	613	Other Valuation Techniques (3)	—	—
Asset-Backed Securities	914	Benchmark Pricing	Base Price	83.00

Total	$2,591

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 92.7%
ALABAMA 1.0%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$3,000	$3,155
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,284
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	600	600

		7,039

CALIFORNIA 15.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	5,495	5,979
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,166
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	2,000	2,236
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2012
5.000% due 04/01/2042	825	903
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2033	7,000	7,817
5.000% due 04/01/2034	10,000	11,125
5.000% due 04/01/2037	9,000	9,827
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 11/15/2043	8,000	8,483
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,300	6,945
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	640
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	13,750	14,306
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,809
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2025	1,400	1,716
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,815	5,257
7.000% due 11/01/2034	1,000	1,412
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,786
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	981
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,506
5.125% due 05/01/2030	1,500	1,678
5.125% due 05/01/2031	1,500	1,672
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	971
4.800% due 09/01/2017	875	903
Poway Unified School District, California Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	434
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2022	950	1,162
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,158
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,611
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,540
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2042	1,000	1,141

		108,164

COLORADO 2.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,547
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,071

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,908

		16,526

CONNECTICUT 1.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,206
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,000	5,466

		7,672

FLORIDA 3.5%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	3,000	3,515
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	6,900	8,271
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	8,445
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	863
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,137
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	530	580

		24,811

GEORGIA 4.6%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	12,515	14,076
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,180
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	767
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	628

		32,651

ILLINOIS 2.1%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,617
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	188
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,183
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	539
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,601
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,169
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,489

		14,786

INDIANA 1.3%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,699
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,155
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	470	486
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	595
Tri-Creek High School Building Corp. Indiana Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,064

		8,999

KANSAS 2.3%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	581
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	5,000	5,749
Kansas State Department of Transportation Revenue Bonds, Series 2012
5.000% due 09/01/2024	7,500	9,497

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	594

		16,421

LOUISIANA 0.8%
St. Tammany Parish, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	690
5.000% due 08/01/2018	505	580
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	4,030	4,128

		5,398

MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2039	500	574

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
2.816% due 01/01/2016	250	261
Massachusetts College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	3,910	4,795
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	3,025	3,674

		8,730

MICHIGAN 2.5%
Detroit Water and Sewerage Department, Michigan Revenue Bonds, Series 2012
5.250% due 07/01/2039	15,000	16,186
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,315	1,223

		17,409

MINNESOTA 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2012
5.000% due 01/01/2029	1,250	1,457
5.000% due 01/01/2030	1,000	1,162
5.000% due 01/01/2031	750	868

		3,487

MISSOURI 1.1%
Kansas City, Missouri General Obligation Bonds, Series 2012
5.000% due 02/01/2023	1,555	1,935
Metropolitan St Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	1,325	1,669
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,170
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,097
5.000% due 11/01/2015	540	586
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	105	105
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	110
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	499

		8,171

NEBRASKA 2.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2042	2,000	2,139
5.250% due 09/01/2037	17,000	18,659

		20,798

NEW HAMPSHIRE 0.3%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,085
5.000% due 07/01/2017	1,075	1,211

		2,296

NEW JERSEY 1.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,500
6.500% due 04/01/2018	535	597
6.500% due 04/01/2031	500	604
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,729

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	4,011

		9,441

NEW MEXICO 0.5%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	3,475	3,733

NEW YORK 21.1%
Brooklyn Arena Local Development Corp. New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,834
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2006
5.000% due 02/15/2047	2,500	2,649
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	9,000	10,254
5.750% due 02/15/2047	16,195	19,214
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	6,250	7,252
5.000% due 11/15/2047	12,000	13,300
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	924
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	5,114
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,402
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,405
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	17,000	19,251
5.000% due 06/15/2047	6,000	6,870
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	7,142
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,687
5.000% due 11/15/2044	2,000	2,246
5.750% due 11/15/2051	15,000	17,918
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	3,045
5.000% due 02/15/2037	1,000	1,152
5.000% due 02/15/2040	3,500	4,021
5.000% due 03/15/2042	5,000	5,742
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2029	4,000	4,854

		149,276

NORTH CAROLINA 3.0%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,521
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	7,500	8,595
5.000% due 06/01/2036	2,500	2,723
5.000% due 10/01/2038	2,000	2,192
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,139

		21,170

OHIO 3.1%
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	9,700	10,462
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	6,245	7,089
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2023	3,665	4,481

		22,032

OREGON 0.5%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	700
5.000% due 06/15/2029	1,000	1,098
5.000% due 06/15/2030	1,000	1,094
5.000% due 06/15/2031	500	544

		3,436

PENNSYLVANIA 4.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	625	641
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,800	2,816

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,000	6,640
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
4.000% due 10/01/2023	1,000	1,059
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	791
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,072
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	3,000	3,290
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,563
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2012
5.000% due 11/01/2028	5,900	6,991
Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010
4.000% due 11/01/2015	560	601

		29,464

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,204

SOUTH CAROLINA 0.4%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,775
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	270

		3,045

TENNESSEE 2.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,473
5.000% due 02/01/2024	1,400	1,568
5.000% due 02/01/2027	8,000	8,919

		14,960

TEXAS 10.1%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,077
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	6,000	6,836
5.000% due 11/01/2035	6,000	6,628
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	2,000	2,107
4.750% due 11/01/2042	15,000	15,756
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.130% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp. Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	293
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,003
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	914
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012
5.000% due 05/15/2033	250	287
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	1,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,807
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,516
5.250% due 12/15/2022	3,000	3,509
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
5.625% due 12/15/2017	2,205	2,466
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,400	5,932
5.000% due 12/15/2031	5,000	5,386
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,649
Texas Transportation Commission Revenue Bonds, Series 2012
5.000% due 08/15/2041	2,000	2,168
Texas Water Development Board Revenue Bonds, Series 2007
0.130% due 07/15/2019	2,235	2,235

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,400	1,606

		71,875

UTAH 0.7%
Murray, Utah Revenue Bonds, Series 2005
0.080% due 05/15/2037	4,920	4,920

VIRGINIA 1.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2040	6,490	7,300
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,198

		9,498

WASHINGTON 0.9%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,321
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	836
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,350

		6,507

WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	621
Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.350% due 11/01/2022	700	701
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	755	763

		2,085

Total Municipal Bonds & Notes (Cost $613,817)		657,578

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS 5.7%
State Street Bank and Trust Co.
0.010% due 01/02/2013	40,115	40,115
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $40,920. Repurchase proceeds are $40,115.)

U.S. TREASURY BILLS 0.1%
0.189% due 08/22/2013 (b)(c)	540	540

Total Short-Term Instruments (Cost $40,654)		40,655

Total Investments 98.5% (Cost $654,471)		$698,233
Other Assets and Liabilities (Net) 1.5%		10,712

Net Assets 100.0%		$708,945

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $838 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	285	$525

(b)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $20 and cash of $2,794 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$34,000	$185	$(850)

(c)	Securities with an aggregate market value of $290 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(d)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	1.826%	$5,000	$(274)	$0	$(274)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$8,300	$141	$190	$(49)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	16,300	277	400	(123)

						$418	$590	$(172)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,474	$1,606	0.23%

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$7,039	$0	$7,039
California	0	108,164	0	108,164
Colorado	0	16,526	0	16,526
Connecticut	0	7,672	0	7,672
Florida	0	24,811	0	24,811
Georgia	0	32,651	0	32,651
Illinois	0	14,786	0	14,786
Indiana	0	8,999	0	8,999
Kansas	0	16,421	0	16,421
Louisiana	0	5,398	0	5,398
Maryland	0	574	0	574
Massachusetts	0	8,730	0	8,730
Michigan	0	17,409	0	17,409
Minnesota	0	3,487	0	3,487
Missouri	0	8,171	0	8,171
Nebraska	0	20,798	0	20,798
New Hampshire	0	2,296	0	2,296
New Jersey	0	9,441	0	9,441
New Mexico	0	3,733	0	3,733
New York	0	149,276	0	149,276
North Carolina	0	21,170	0	21,170
Ohio	0	22,032	0	22,032
Oregon	0	3,436	0	3,436
Pennsylvania	0	29,464	0	29,464
Rhode Island	0	2,204	0	2,204
South Carolina	0	3,045	0	3,045
Tennessee	0	14,960	0	14,960
Texas	0	71,875	0	71,875
Utah	0	4,920	0	4,920
Virginia	0	9,498	0	9,498
Washington	0	6,507	0	6,507
Wisconsin	0	2,085	0	2,085

Short-Term Instruments
Repurchase Agreements	0	40,115	0	40,115
U.S. Treasury Bills	0	540	0	540
	$0	$698,233	$0	$698,233

Financial Derivative Instruments - Assets
Interest Rate Contracts	$525	$0	$0	$525

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(446)	0	(446)
Interest Rate Contracts	0	(850)	0	(850)

	$0	$(1,296)	$0	$(1,296)

Totals	$525	$696,937	$0	$697,462

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 82.7%
ARIZONA 1.1%
Tucson, Arizona Revenue Bonds, Series 2012
5.000% due 07/01/2024	$100	$121

CALIFORNIA 9.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.830% due 04/01/2047	250	250
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	250	260
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	100	111
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	115
Los Angeles Wastewater System, California Revenue Bonds, Series 2012
5.000% due 06/01/2024	265	330

		1,066

COLORADO 3.7%
Colorado State Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	294
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	122

		416

FLORIDA 3.2%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	200	234
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	124

		358

ILLINOIS 1.0%
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	100	107

INDIANA 1.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	120

MASSACHUSETTS 2.2%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	200	243

MICHIGAN 1.1%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	124

MINNESOTA 3.0%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	118
University of Minnesota Revenue Notes, Series 2009
5.000% due 12/01/2014	200	218

		336

MISSOURI 5.3%
Metropolitan St Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	472
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	123

		595

NEW HAMPSHIRE 1.1%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	100	119

NEW JERSEY 1.5%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	171

NEW YORK 9.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	100	116
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036	200	202
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	125
New York State Environmental Facilities Corp. Revenue Notes, Series 2011
5.000% due 08/15/2020	350	443
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	170	200

		1,086

NORTH CAROLINA 8.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	200	232
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	160	179
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	150	182
University of North Carolina System Revenue Notes, (AGC Insured), Series 2008
5.000% due 10/01/2017	300	352

		945

OHIO 6.2%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	175
American Municipal Power, Inc. Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	242
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	225	275

		692

OKLAHOMA 1.0%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	116

PENNSYLVANIA 0.9%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	101

TEXAS 9.2%
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	121
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	100	125
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	232
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028	100	116
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	439

		1,033

VIRGINIA 6.3%
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	363
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	128
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 11/01/2017	175	209

		700

WASHINGTON 4.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	126
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
4.000% due 06/01/2020	100	117
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	186

Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	109

		538

WISCONSIN 2.3%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	124
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	128

		252

Total Municipal Bonds & Notes (Cost $9,146)		9,239

SHORT-TERM INSTRUMENTS 20.6%
REPURCHASE AGREEMENTS 20.6%
State Street Bank and Trust Co.
0.010% due 01/02/2013	2,298	2,298

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $2,345. Repurchase proceeds are $2,298.)
Total Short-Term Instruments (Cost $2,298)		2,298

Total Investments 103.3% (Cost $11,444)		$11,537
Other Assets and Liabilities (Net) (3.3%)		(365)

Net Assets 100.0%		$11,172

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$121	$0	$121
California	0	1,066	0	1,066
Colorado	0	416	0	416
Florida	0	358	0	358
Illinois	0	107	0	107
Indiana	0	120	0	120
Massachusetts	0	243	0	243
Michigan	0	124	0	124
Minnesota	0	336	0	336
Missouri	0	595	0	595
New Hampshire	0	119	0	119
New Jersey	0	171	0	171
New York	0	1,086	0	1,086
North Carolina	0	945	0	945
Ohio	0	692	0	692
Oklahoma	0	116	0	116
Pennsylvania	0	101	0	101
Texas	0	1,033	0	1,033
Virginia	0	700	0	700
Washington	0	538	0	538
Wisconsin	0	252	0	252
Short-Term Instruments
Repurchase Agreements	0	2,298	0	2,298

	$0	$11,537	$0	$11,537

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.1%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$190	$208

NEW YORK 94.0%
Amherst Development Corp. New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,222
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,106
Brooklyn Arena Local Development Corp. New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	880
Buffalo Fiscal Stability Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,109
Build NYC Resource Corp. New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,167
5.000% due 08/01/2042	2,000	2,254
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,073
Hempstead Town Local Development Corp. New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,812
5.000% due 07/01/2041	1,500	1,639
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	8,305
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,103
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,433
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,780
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,212
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,078
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,813
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,362
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,485
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,467
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,956
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,143
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,183
5.000% due 10/01/2019	2,300	2,736
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,642
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,179
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	602
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2046	500	497
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	797
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	856
5.500% due 01/01/2016	1,000	1,107
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,223
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,173
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,969
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,184
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	2,241
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,112

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,362
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	3,029
New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	557
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,101
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,246
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,237
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	800
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,168
5.000% due 07/01/2026	500	541
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,144
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,904
5.000% due 07/01/2038	1,000	1,131
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,143
5.500% due 05/01/2037	400	454
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	567
5.500% due 07/01/2040	1,000	1,144
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,410
6.000% due 07/01/2040	500	601
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 02/15/2037	4,100	4,725
5.000% due 07/01/2042	5,500	6,315
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,850
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,109
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,190
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	907
5.000% due 07/01/2016	1,000	1,123
5.000% due 07/01/2019	750	869
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,119
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,612
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,700
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,081
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,146
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,324
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	502
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	3,083
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	305
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,290
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,137
Rensselaer Municipal Leasing Corp. New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,039
Sales Tax Asset Receivable Corp. New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,086
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	340	368
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,573
Tobacco Settlement Financing Corp. New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,019
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,244
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	4,000	4,877
Troy Capital Resource Corp. New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,520
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,092

TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,803

		162,549

Total Municipal Bonds & Notes (Cost $145,821)		162,757

SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS 4.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013	6,966	6,966

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $7,106. Repurchase proceeds are $6,966.)
Total Short-Term Instruments (Cost $6,966)		6,966

Total Investments 98.1% (Cost $152,787)		$169,723
Other Assets and Liabilities (Net) 1.9%		3,305

Net Assets 100.0%		$173,028

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Cash of $306 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	95	$176

(b)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $856 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$10,000	$54	$(250)

(c)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$2,600	$45	$60	$(15)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	5,100	86	125	(39)

						$131	$185	$(54)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$208	$0	$208
New York	0	162,549	0	162,549
Short-Term Instruments
Repurchase Agreements	0	6,966	0	6,966
	$0	$169,723	$0	$169,723

Financial Derivative Instruments - Assets
Interest Rate Contracts	$176	$0	$0	$176

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(54)	0	(54)
Interest Rate Contracts	0	(250)	0	(250)

	$0	$(304)	$0	$(304)

Totals	$176	$169,419	$0	$169,595

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2019 Fund®

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$2,216	$2,335
0.125% due 01/15/2022	82	89
0.125% due 07/15/2022	181	196
0.500% due 04/15/2015	1,302	1,359
0.625% due 04/15/2013	478	478
0.625% due 07/15/2021	339	385
1.250% due 04/15/2014	568	586
1.250% due 07/15/2020	371	441
1.375% due 07/15/2018	1,427	1,661
1.375% due 01/15/2020	506	600
1.625% due 01/15/2015	1,162	1,235
1.625% due 01/15/2018	2,628	3,049
1.875% due 07/15/2013	1,650	1,677
1.875% due 07/15/2015	1,588	1,732
1.875% due 07/15/2019	1,528	1,860
2.000% due 01/15/2014	545	562
2.000% due 07/15/2014	1,491	1,574
2.000% due 01/15/2016	868	963
2.125% due 01/15/2019	1,375	1,670
2.500% due 07/15/2016	1,180	1,356
2.625% due 07/15/2017	1,507	1,806

Total U.S. Treasury Obligations (Cost $24,472)		25,614

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 01/02/2013	181	181

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $186. Repurchase proceeds are $181.)
U.S. TREASURY BILLS 1.2%
0.143% due 12/12/2013 (a)	300	300

Total Short-Term Instruments (Cost $481)		481

Total Investments 100.4% (Cost $24,953)		$26,095
Other Assets and Liabilities (Net) (0.4%)		(102)

Net Assets 100.0%		$25,993

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$25,614	$0	$25,614
Short-Term Instruments
Repurchase Agreements	0	181	0	181
U.S. Treasury Bills	0	300	0	300

	$0	$26,095	$0	$26,095

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2029 Fund®

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 92.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$665	$701
0.125% due 01/15/2022	930	1,010
0.125% due 07/15/2022	1,459	1,583
0.625% due 07/15/2021	759	863
0.750% due 02/15/2042	123	135
1.125% due 01/15/2021	650	764
1.250% due 04/15/2014	328	338
1.250% due 07/15/2020	732	868
1.375% due 07/15/2018	477	556
1.375% due 01/15/2020	588	698
1.625% due 01/15/2015	448	476
1.625% due 01/15/2018	784	910
1.750% due 01/15/2028	966	1,251
1.875% due 07/15/2013	264	269
1.875% due 07/15/2015	505	551
1.875% due 07/15/2019	953	1,161
2.000% due 01/15/2014	382	394
2.000% due 07/15/2014	172	181
2.000% due 01/15/2016	157	175
2.000% due 01/15/2026	948	1,243
2.125% due 01/15/2019	470	571
2.375% due 01/15/2025	933	1,259
2.375% due 01/15/2027	1,209	1,668
2.500% due 07/15/2016	561	645
2.500% due 01/15/2029	1,217	1,736
2.625% due 07/15/2017	257	308
3.625% due 04/15/2028	908	1,441
3.875% due 04/15/2029	718	1,190

Total U.S. Treasury Obligations (Cost $21,122)		22,945

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	283	283

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $291. Repurchase proceeds are $283.)
U.S. TREASURY BILLS 4.8%
0.146% due 11/14/2013 - 12/12/2013 (a)	1,200	1,198

Total Short-Term Instruments (Cost $1,482)		1,481

Total Investments 98.3% (Cost $22,604)		$24,426
Other Assets and Liabilities (Net) 1.7%		415

Net Assets 100.0%		$24,841

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$22,945	$0	$22,945
Short-Term Instruments
Repurchase Agreements	0	283	0	283
U.S. Treasury Bills	0	1,198	0	1,198

	$0	$24,426	$0	$24,426

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.4%
AES Corp.
4.250% due 05/27/2018		$1,152	$1,166
Community Health Systems, Inc.
2.462% due 07/25/2014		64	65
Delphi Corp.
3.500% due 03/31/2017		1,139	1,146
HCA, Inc.
2.712% due 05/02/2016		1,825	1,826
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	500	665
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		$451	455
Vodafone Americas Finance
6.875% due 08/17/2015		1,218	1,249
Weather Channel, Inc.
4.250% due 02/11/2017		488	494

Total Bank Loan Obligations (Cost $6,979)			7,066

CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 0.5%
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,056
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	662
ICICI Bank Ltd.
2.062% due 02/24/2014		$800	787

			2,505

INDUSTRIALS 3.4%
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,003
Mohawk Industries, Inc.
6.375% due 01/15/2016		7,000	7,910
NXP BV
2.960% due 10/15/2013	EUR	373	495
3.090% due 10/15/2013		$118	118
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,648
Rexam PLC
6.750% due 06/01/2013		2,900	2,964
RZD Capital Ltd.
5.739% due 04/03/2017		500	561

			16,699

Total Corporate Bonds & Notes (Cost $17,936)			19,204

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		740	702

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,670	1,338

Total Municipal Bonds & Notes (Cost $2,274)			2,040

U.S. GOVERNMENT AGENCIES 0.3%
Freddie Mac
0.490% due 09/25/2031		77	72
0.570% due 10/25/2029		585	573
5.000% due 11/15/2017		121	123
Small Business Administration
5.902% due 02/10/2018		423	469

Total U.S. Government Agencies (Cost $1,177)			1,237

U.S. TREASURY OBLIGATIONS 94.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017		9,266	9,926
0.125% due 01/15/2022		613	666

0.125% due 07/15/2022 (d)		21,325	23,139
0.750% due 02/15/2042 (d)		98,955	108,533
1.250% due 07/15/2020		955	1,133
1.750% due 01/15/2028		25,155	32,580
2.000% due 07/15/2014 (f)(h)		1,473	1,555
2.000% due 01/15/2026		23,309	30,577
2.125% due 02/15/2040		12,843	18,827
2.375% due 01/15/2027 (h)		29,412	40,568
2.500% due 01/15/2029 (f)(g)(h)		13,716	19,559
3.375% due 04/15/2032		35,765	58,981
3.625% due 04/15/2028		35,086	55,689
3.875% due 04/15/2029 (d)(f)(g)		35,889	59,506

Total U.S. Treasury Obligations (Cost $422,355)			461,239

MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
3.001% due 11/25/2035		853	694
5.063% due 01/25/2036		574	544
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	32	42
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049		$98	98
5.685% due 06/10/2049		98	98
Banc of America Funding Corp.
5.724% due 03/20/2036		716	617
Banc of America Large Loan Trust
0.719% due 08/15/2029		22	22
Banc of America Re-REMIC Trust
5.634% due 02/17/2051		800	924
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		275	279
2.972% due 01/25/2035		239	237
3.127% due 01/25/2035		792	793
Bear Stearns Alt-A Trust
2.817% due 08/25/2036 ^		2,077	780
2.924% due 11/25/2036		1,083	726
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		137	136
2.270% due 09/25/2035		745	740
2.340% due 09/25/2035		789	778
2.600% due 05/25/2035		136	134
2.877% due 12/25/2035 ^		566	341
Countrywide Alternative Loan Trust
1.140% due 12/25/2035		698	502
2.920% due 02/25/2037 ^		449	353
6.000% due 01/25/2037 ^		694	564
Countrywide Home Loan Mortgage Pass-Through Trust
0.550% due 06/25/2035		374	321
2.919% due 04/20/2035		361	363
GMAC Mortgage Corp. Loan Trust
3.629% due 11/19/2035		635	605
3.643% due 06/19/2035		989	933
GSR Mortgage Loan Trust
2.654% due 09/25/2035		232	236
Homebanc Mortgage Trust
0.480% due 10/25/2035		116	92
JPMorgan Mortgage Trust
2.880% due 10/25/2035		654	613
5.243% due 11/25/2035		556	548
Merrill Lynch Mortgage Investors Trust
2.480% due 04/25/2035		340	342
Prime Mortgage Trust
5.000% due 02/25/2019		52	53
Residential Accredit Loans, Inc. Trust
0.390% due 06/25/2046		289	132
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^		1,904	858
0.660% due 12/25/2036 ^		569	185
5.000% due 08/25/2019		288	291
6.250% due 10/25/2036 ^		530	383
Sovereign Commercial Mortgage Securities Trust
5.982% due 07/22/2030		311	315
Structured Adjustable Rate Mortgage Loan Trust
5.293% due 07/25/2035		434	396
Wachovia Mortgage Loan Trust LLC
5.360% due 10/20/2035		553	549
WaMu Mortgage Pass-Through Certificates
0.480% due 12/25/2045		206	194
0.500% due 07/25/2045		64	61
0.530% due 08/25/2045		153	144
Wells Fargo Mortgage-Backed Securities Trust
2.623% due 01/25/2035		566	552

2.627% due 03/25/2036		830	792

Total Mortgage-Backed Securities (Cost $19,077)			18,360

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp.
0.270% due 10/25/2036		65	22
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		278	276
Babson CLO Ltd.
0.678% due 06/15/2016		24	24
Bear Stearns Asset-Backed Securities Trust
1.210% due 10/25/2037		1,874	1,509
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		498	483
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		269	264
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		60	63
Countrywide Asset-Backed Certificates
0.460% due 04/25/2036		248	238
1.110% due 10/25/2047		733	535
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		35	16
Galaxy CLO Ltd.
0.555% due 04/25/2019		296	286
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	200	263
HSI Asset Securitization Corp. Trust
0.480% due 02/25/2036		$500	300
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		7	7
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		1,014	523
Mountain View Funding CLO
0.600% due 04/15/2019		493	484
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		461	454
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		457	451
Octagon Investment Partners Ltd.
0.612% due 11/28/2018		388	381
0.671% due 12/02/2016		63	62
Pacifica CDO Ltd.
0.700% due 05/13/2016		79	78
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047		471	410
Soundview Home Loan Trust
0.270% due 11/25/2036		429	150
Wood Street CLO BV
0.696% due 03/29/2021	EUR	215	278

Total Asset-Backed Securities (Cost $8,124)			7,557

SOVEREIGN ISSUES 13.2%
Australia Government CPI Linked Bond
4.000% due 08/20/2015	AUD	13,500	25,412
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (a)	BRL	2,500	3,096
Canada Government Bond
3.000% due 12/01/2036 (a)	CAD	2,670	4,378
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	1,139
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)	EUR	4,934	6,620
2.100% due 09/15/2017 (a)		1,037	1,385
2.100% due 09/15/2021 (a)		2,470	3,099
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	3,700	5,010
Qatar Government International Bond
5.250% due 01/20/2020		$5,800	6,946
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	2,330	4,095
0.250% due 03/22/2052 (a)		609	1,018
1.250% due 11/22/2027 (a)		696	1,405
1.250% due 11/22/2032 (a)		170	351

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$500	549

Total Sovereign Issues (Cost $61,981)		64,503

SHORT-TERM INSTRUMENTS 11.8%
CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.650% due 09/12/2013	1,200	1,201

COMMERCIAL PAPER 0.6%
Santander S.A.
2.200% due 04/02/2013	2,900	2,892

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/02/2013	1,059	1,059
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $1,084. Repurchase proceeds are $1,059.)

SHORT-TERM NOTES 0.9%
Bank of America Corp.
1.000% due 11/27/2013	4,600	4,358

U.S. TREASURY BILLS 0.1%
0.150% due 12/12/2013 (e)	310	310

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 9.7%
PIMCO Short-Term Floating NAV Portfolio	4,743,858	47,472

Total Short-Term Instruments (Cost $57,539)		57,292

PURCHASED OPTIONS (j) 0.0%
(Cost $646)		242

Total Investments 130.5% (Cost $598,088)		$638,740
Written Options (k) (0.5%) (Premiums $3,430)		(2,477)
Other Assets and Liabilities (Net) (30.0%)		(146,755)

Net Assets 100.0%		$489,508

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $301,132 at a weighted average interest rate of 0.233%.

(d)	Securities with an aggregate market value of $127,139 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.340%	12/20/2012	01/04/2013	$10,228	$(10,229)
BPG	0.240%	11/21/2012	02/25/2013	11,099	(11,101)
DEU	0.290%	11/15/2012	02/08/2013	25,355	(25,365)
	0.290%	11/29/2012	02/07/2013	80,323	(80,345)
RDR	0.350%	12/17/2012	01/15/2013	1,537	(1,537)

					$(128,577)

(e)	Securities with an aggregate market value of $310 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(f)	Securities with an aggregate market value of $86 and cash of $46 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	187	$45

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1,952 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$8,800	$(19)	$(19)
Receive	3-Month USD-LIBOR	1.400%	01/04/2018	8,300	(1)	(1)
Pay	3-Month USD-LIBOR	1.700%	03/20/2018	45,000	1,749	649
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	14,700	900	230

					$2,629	$859

(h)	Securities with an aggregate market value of $2,928 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.474%	$1,000	$(1)	$0	$(1)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.205%	2,000	(11)	0	(11)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.154%	5,000	(46)	0	(46)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.847%	7,000	(161)	0	(161)
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.217%	2,500	(20)	0	(20)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.123%	2,900	(20)	0	(20)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	1.527%	1,000	(33)	(2)	(31)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.165%	3,000	(17)	0	(17)

							$(309)	$(2)	$(307)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	1,900	$10	$10	$0
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK		1,500	16	4	12
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS	BRL	39,700	468	243	225
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		22,400	17	22	(5)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		8,200	6	5	1
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		$3,100	59	23	36
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,300	25	8	17

							$601	$315	$286

(j)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$12,700	$646	$242

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		$19,800	$234	$(772)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		19,800	372	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		35,500	392	(1,385)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		35,500	678	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		11,200	105	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		53,300	640	(84)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,500	15	(6)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,500	17	(2)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		11,800	28	(10)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		11,800	28	(4)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		1,300	4	(3)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		1,700	4	(4)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		1,700	4	(4)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	2,000	11	0

								$2,532	$(2,277)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$93,600	$834	$(182)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	(18)

						$898	$(200)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
U.S. Treasury Inflation Protected Securities	0.750%	02/15/2042	$2,812	$3,088	$(3,094)

(4)	Market value includes $10 of interest payable on short sales.

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	220		$230	BRC	$2	$0	$2
01/2013		62		65	RYL	1	0	1
01/2013		29,406		30,397	UAG	0	(124)	(124)
01/2013	EUR	4,694		6,058	BPS	0	(138)	(138)
01/2013		243		314	BRC	0	(6)	(6)
01/2013		191		247	CBK	0	(6)	(6)
01/2013		416		533	DUB	0	(16)	(16)
01/2013		872		1,112	FBF	0	(39)	(39)
01/2013		827		1,071	MSC	0	(21)	(21)
01/2013		3,552		4,641	UAG	0	(48)	(48)
01/2013		89		115	WST	0	(2)	(2)
01/2013	GBP	10,830		17,333	GSC	0	(260)	(260)
01/2013		1,536		2,469	RBC	0	(27)	(27)
01/2013		41		66	RYL	0	0	0
01/2013		$166	AUD	161	HUS	1	0	1
01/2013		723	EUR	547	JPM	0	(1)	(1)
01/2013		3,373	GBP	2,084	BRC	13	0	13
01/2013		3,374		2,084	DUB	11	0	11
01/2013		13,190		8,239	FBF	193	0	193
02/2013	BRL	900		$430	FBF	0	(8)	(8)
02/2013		2,009		973	HUS	0	(4)	(4)
02/2013	CNY	56,562		8,877	JPM	0	(114)	(114)
02/2013	GBP	2,084		3,372	BRC	0	(13)	(13)
02/2013		2,084		3,374	DUB	0	(11)	(11)
02/2013		$203	BRL	426	DUB	4	0	4
02/2013		383		798	HUS	6	0	6
02/2013		109		228	UAG	2	0	2
02/2013		9,035	CNY	57,343	JPM	80	0	80
03/2013	CAD	4,450		$4,504	CBK	37	0	37
03/2013	GBP	984		1,599	UAG	1	0	1
03/2013		$341	GBP	211	JPM	2	0	2
04/2013	MXN	407		$31	JPM	0	0	0
04/2013		$800	MXN	10,507	DUB	6	0	6
04/2013		783		10,337	HUS	10	0	10

						$369	$(838)	$(469)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$7,066	$0	$7,066
Corporate Bonds & Notes
Banking & Finance	0	2,505	0	2,505
Industrials	0	16,699	0	16,699
Municipal Bonds & Notes
California	0	702	0	702
West Virginia	0	1,338	0	1,338
U.S. Government Agencies	0	1,237	0	1,237
U.S. Treasury Obligations	0	461,239	0	461,239
Mortgage-Backed Securities	0	17,436	924	18,360
Asset-Backed Securities	0	7,557	0	7,557
Sovereign Issues	0	64,503	0	64,503
Short-Term Instruments
Certificates of Deposit	0	1,201	0	1,201
Commercial Paper	0	2,892	0	2,892
Repurchase Agreements	0	1,059	0	1,059
Short-Term Notes	0	4,358	0	4,358
U.S. Treasury Bills	0	310	0	310
Central Funds Used for Cash Management Purposes	47,472	0	0	47,472
Purchased Options
Interest Rate Contracts	0	242	0	242
	$47,472	$590,344	$924	$638,740

Short Sales, at value	$0	$(3,094)	$0	$(3,094)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	369	0	369
Interest Rate Contracts	45	1,170	0	1,215
	$45	$1,539	$0	$1,584

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(307)	0	(307)
Foreign Exchange Contracts	0	(838)	0	(838)
Interest Rate Contracts	0	(2,302)	(200)	(2,502)

	$0	$(3,447)	$(200)	$(3,647)

Totals	$47,517	$585,342	$724	$633,583

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$525	$0	$(544)	$0	$44	$(25)	$0	$0	$0	$0
Mortgage-Backed Securities	0	0	0	0	0	0	924	0	924	0

	$525	$0	$(544)	$0	$44	$(25)	$924	$0	$924	$0
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(213)	$38	$0	$0	$160	$(185)	$0	$0	$(200)	$(23)

Totals	$312	$38	$(544)	$0	$204	$(210)	$924	$0	$724	$(23)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Mortgage-Backed Securities	$924	Benchmark Pricing	Base Price	116.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(200)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$724

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
AES Corp.
4.250% due 05/27/2018		$7,682	$7,775
Charter Communications, Inc.
3.470% due 09/06/2016		508	511
Community Health Systems, Inc.
2.462% due 07/25/2014		607	609
Delphi Corp.
3.500% due 03/31/2017		7,974	8,025
HCA, Inc.
2.712% due 05/02/2016		5,475	5,478
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	5,700	7,577
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$26,000	25,894
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		2,528	2,551
U.S. Airways Group, Inc.
2.712% due 03/23/2014		972	961
Vodafone Americas Finance
6.875% due 08/17/2015		11,075	11,352
Weather Channel, Inc.
4.250% due 02/11/2017		976	988

Total Bank Loan Obligations (Cost $71,054)			71,721

CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 4.2%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		37,000	36,927
ABN AMRO Bank NV
2.083% due 01/30/2014		59,100	59,817
Ally Financial, Inc.
0.000% due 06/15/2015		2,000	1,815
2.511% due 12/01/2014		2,000	2,003
3.510% due 02/11/2014		44,900	45,871
3.709% due 06/20/2014		1,000	1,028
4.500% due 02/11/2014		8,700	8,972
7.500% due 12/31/2013		4,300	4,553
American International Group, Inc.
3.750% due 11/30/2013		600	616
8.175% due 05/15/2068		27,400	35,825
8.625% due 05/22/2068	GBP	2,600	5,167
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$28,200	28,948
ASIF Global Financing
4.900% due 01/17/2013		4,700	4,707
Banco Bradesco S.A.
2.410% due 05/16/2014		10,000	10,077
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	17,143
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	106
Banco Santander Brasil S.A.
2.408% due 03/18/2014		56,600	56,415
4.250% due 01/14/2016		10,000	10,425
Barclays Bank PLC
6.050% due 12/04/2017		19,600	21,771
10.179% due 06/12/2021		7,120	9,732
14.000% due 06/15/2019 (c)	GBP	8,800	19,161
BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,200	12,488
BPCE S.A.
2.375% due 10/04/2013		10,000	10,107
4.625% due 07/30/2015 (c)	EUR	900	987
5.250% due 07/30/2014 (c)		1,700	2,068
9.000% due 03/17/2015 (c)		1,400	1,968
9.250% due 04/22/2015 (c)		1,100	1,535
Citigroup, Inc.
2.310% due 08/13/2013		$3,728	3,764
5.500% due 04/11/2013		23,400	23,643
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		40,600	40,684
Danske Bank A/S
5.914% due 06/16/2014 (c)(g)		5,000	4,978
Dexia Credit Local S.A.
0.711% due 03/05/2013		5,700	5,692

0.793% due 04/29/2014		35,000	34,554
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	1,063
2.000% due 09/15/2015		$9,100	8,715
2.375% due 05/25/2016		2,900	2,768
2.875% due 11/16/2016	CHF	400	441
5.500% due 06/26/2017		$1,750	1,843
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,914
4.125% due 09/09/2015		3,100	3,350
5.125% due 06/29/2020		3,300	3,805
8.125% due 01/21/2014		500	538
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	662
Goldman Sachs Group, Inc.
0.549% due 01/30/2017		700	878
5.375% due 02/15/2013		5,000	6,637
HBOS PLC
6.750% due 05/21/2018		$34,800	37,627
HCP, Inc.
6.300% due 09/15/2016		2,000	2,309
6.700% due 01/30/2018		5,000	6,035
HSBC Finance Corp.
6.676% due 01/15/2021		4,300	5,105
HSBC Finance Corp. CPI Linked Bond
4.310% due 09/15/2013		1,477	1,491
HSBC Holdings PLC
7.625% due 05/17/2032		200	260
ICICI Bank Ltd.
5.500% due 03/25/2015		1,000	1,058
5.750% due 11/16/2020		500	541
ING Bank NV
1.358% due 03/15/2013		37,700	37,758
5.000% due 06/09/2021		10,000	11,274
International Lease Finance Corp.
5.625% due 09/20/2013		1,800	1,852
5.875% due 05/01/2013		1,900	1,933
6.375% due 03/25/2013		2,000	2,029
6.500% due 09/01/2014		5,500	5,899
6.750% due 09/01/2016		1,300	1,466
7.125% due 09/01/2018		21,600	25,164
Intesa Sanpaolo SpA
2.712% due 02/24/2014		22,100	22,081
3.625% due 08/12/2015		5,000	5,006
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,000	1,142
Korea Development Bank
4.375% due 08/10/2015		600	649
LeasePlan Corp. NV
3.000% due 10/23/2017		7,850	7,929
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		4,500	1,063
Lloyds TSB Bank PLC
9.875% due 12/16/2021		654	781
12.000% due 12/16/2024 (c)		22,500	26,069
Merrill Lynch & Co., Inc.
0.655% due 07/22/2014	EUR	100	131
5.450% due 02/05/2013		$4,000	4,017
Morgan Stanley
0.520% due 03/01/2013	EUR	6,830	9,017
0.610% due 04/13/2016		10,069	12,652
0.651% due 01/09/2014		$1,300	1,291
0.775% due 10/18/2016		1,100	1,047
0.820% due 10/15/2015		1,500	1,454
1.293% due 04/29/2013		60,500	60,642
1.916% due 01/24/2014		29,100	29,295
2.810% due 05/14/2013		63,600	64,042
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		8,600	8,980
Prudential Financial, Inc. CPI Linked Bond
3.940% due 06/10/2013		32,500	32,549
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	586
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		100	108
Royal Bank of Scotland NV
1.011% due 03/09/2015		1,000	952
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	659
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	759
5.400% due 03/24/2017		700	767
5.499% due 07/07/2015		1,000	1,086
6.125% due 02/07/2022		1,450	1,660
SLM Corp.
5.000% due 10/01/2013		13,425	13,811

8.450% due 06/15/2018		4,000	4,700
SLM Corp. CPI Linked Bond
3.244% due 11/01/2016		2,975	2,875
3.782% due 04/01/2014		160	159
3.841% due 03/15/2015		60	58
4.162% due 03/01/2014		145	145
4.212% due 02/01/2014		1,134	1,144
4.282% due 01/31/2014		1,837	1,850
4.312% due 02/01/2014		40	40
4.462% due 11/01/2013		1,344	1,349
Societe Generale S.A.
1.397% due 04/11/2014		45,000	45,087
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	15,300	20,290
Ventas Realty LP
3.125% due 11/30/2015		$1,000	1,055

			1,087,939

INDUSTRIALS 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020		2,500	2,912
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,139
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		4,400	4,544
Braskem Finance Ltd.
5.750% due 04/15/2021		500	529
7.250% due 06/05/2018		600	692
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,592
CSC Holdings LLC
8.500% due 06/15/2015		1,000	1,049
CSN Islands Corp.
6.875% due 09/21/2019		600	675
CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,360
CVS Pass-Through Trust
5.773% due 01/10/2033		1,050	1,242
6.036% due 12/10/2028		4,290	5,030
6.943% due 01/10/2030		8,428	10,638
7.507% due 01/10/2032		7,913	10,461
D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,848
DCP Midstream Operating LP
3.250% due 10/01/2015		1,200	1,236
DISH DBS Corp.
7.000% due 10/01/2013		3,800	3,961
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,169
Ecopetrol S.A.
7.625% due 07/23/2019		1,000	1,298
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,300	3,853
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,547
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	492
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,740
HCA, Inc.
7.250% due 09/15/2020		16,425	18,273
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	433
7.625% due 04/09/2019		2,500	3,233
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	630
Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,287
Lennar Corp.
5.500% due 09/01/2014		1,500	1,590
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,003
7.875% due 07/15/2015		6,109	7,120
Masco Corp.
5.850% due 03/15/2017		8,000	8,712
New York Times Co.
5.000% due 03/15/2015		8,500	9,074
Noble Group Ltd.
4.875% due 08/05/2015		12,000	12,435
NXP BV
2.960% due 10/15/2013	EUR	373	495
3.090% due 10/15/2013		$177	178
Office Depot, Inc.
6.250% due 08/15/2013		3,036	3,097

Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,419
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,045
6.250% due 05/06/2018		19,200	23,237
Petrobras International Finance Co.
3.875% due 01/27/2016		10,300	10,916
5.875% due 03/01/2018		1,500	1,724
6.875% due 01/20/2040		2,000	2,554
7.875% due 03/15/2019		2,000	2,506
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	9,409
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,820
Rexam PLC
6.750% due 06/01/2013		13,600	13,899
Rohm & Haas Co.
5.600% due 03/15/2013		7,000	7,067
RPM International, Inc.
6.500% due 02/15/2018		8,550	10,017
RZD Capital Ltd.
5.739% due 04/03/2017		3,400	3,816
SABIC Capital BV
3.000% due 11/02/2015		2,400	2,485
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	4,006
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,448
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,397	3,821
Vale Overseas Ltd.
8.250% due 01/17/2034		4,000	5,498

			270,254

UTILITIES 0.6%
AES Corp.
7.375% due 07/01/2021		4,500	5,017
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,115
8.700% due 08/07/2018		23,200	30,137
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,599
France Telecom S.A.
3.000% due 07/25/2018 (b)	EUR	535	817
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$300	337
6.510% due 03/07/2022		2,500	2,994
7.343% due 04/11/2013		6,600	6,713
8.146% due 04/11/2018		7,150	8,855
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,745
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	429
Majapahit Holding BV
7.250% due 06/28/2017		700	833
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,200	1,291
NRG Energy, Inc.
8.250% due 09/01/2020		4,200	4,725
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,845	5,463
Petroleos Mexicanos
5.500% due 01/21/2021		30,000	35,205
6.500% due 06/02/2041		15,800	19,908
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	1,133
5.000% due 10/19/2025		1,000	1,138
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,186
6.625% due 03/20/2017		1,000	1,142
7.250% due 02/02/2020		4,000	4,870
7.875% due 03/13/2018		1,500	1,828
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	11,000	127
1.500% due 05/30/2014		34,000	386
1.850% due 07/28/2014		34,000	386
4.500% due 03/24/2014	EUR	5,300	7,113

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	$700	851

		157,343

Total Corporate Bonds & Notes (Cost $1,424,138)		1,515,536

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,738
5.125% due 06/01/2047	700	604
5.750% due 06/01/2047	6,400	6,070

		10,412

ILLINOIS 0.0%
Will County, Illinois Community Unit School District No. 201-U Crete-Monee General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	7,159

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	179

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,557

RHODE ISLAND 0.0%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.000% due 06/01/2023	970	972

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	3,444

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,260	9,823

Total Municipal Bonds & Notes (Cost $34,002)		34,546

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.270% due 07/25/2037	1,726	1,659
0.310% due 01/25/2021	13	13
0.340% due 03/25/2036	708	663
0.348% due 04/25/2035	45	45
0.560% due 07/25/2037 - 05/25/2042	1,168	1,175
0.650% due 05/25/2036	917	924
0.655% due 02/25/2037	4,619	4,658
0.890% due 02/25/2041	19,102	19,283
1.360% due 06/01/2043 - 09/01/2044	1,037	1,053
1.366% due 10/01/2044	1,209	1,246
1.525% due 02/01/2032	7	7
1.572% due 04/01/2032	41	42
1.840% due 11/01/2033	40	41
2.001% due 04/01/2033	534	562
2.011% due 02/01/2034	39	42
2.017% due 10/01/2033	4	4
2.043% due 04/01/2027	98	104
2.334% due 09/01/2034	52	55
2.638% due 05/01/2035	416	444
2.713% due 05/25/2035	64	68
2.855% due 05/01/2036	80	85
3.360% due 04/01/2035	348	370
4.491% due 12/01/2036	212	224
4.612% due 09/01/2034	160	173
6.500% due 06/25/2028	71	80
Federal Housing Administration
7.430% due 12/01/2020	50	50
Freddie Mac
0.250% due 12/25/2036	1,341	1,333
0.470% due 08/25/2031	401	393
0.479% due 01/15/2037	66	67
0.490% due 09/25/2031	1,005	931
0.559% due 12/15/2030	73	73
1.360% due 10/25/2044 - 02/25/2045	6,299	6,249
1.535% due 07/25/2044	362	371
2.343% due 01/01/2034	451	473
2.459% due 07/01/2036	250	265

2.600% due 09/01/2036		245	260
2.694% due 10/01/2036		173	185
2.867% due 06/01/2033		360	383
3.089% due 01/01/2034		590	629
4.500% due 07/15/2020		2,000	2,191
6.500% due 01/25/2028		34	39
7.000% due 10/15/2030		99	116
Ginnie Mae
0.609% due 06/16/2031 - 03/16/2032		76	77
1.625% due 12/20/2035		1,138	1,174
1.750% due 07/20/2035		47	48
3.500% due 02/01/2043		1,000	1,085
NCUA Guaranteed Notes
0.663% due 10/07/2020		11,522	11,566
2.650% due 10/29/2020		4,918	5,205
Small Business Administration
5.902% due 02/10/2018		2,579	2,863

Total U.S. Government Agencies (Cost $67,672)			69,046

U.S. TREASURY OBLIGATIONS 95.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (j)		594,505	626,181
0.125% due 04/15/2017		760,279	814,389
0.125% due 01/15/2022 (g)(h)(j)		1,421,193	1,543,660
0.125% due 07/15/2022 (g)		2,343,414	2,542,787
0.500% due 04/15/2015 (f)(g)(h)(i)(j)		223,511	233,325
0.625% due 07/15/2021 (i)		1,038,010	1,179,925
0.750% due 02/15/2042 (g)		369,592	405,368
1.125% due 01/15/2021 (g)		465,623	547,034
1.250% due 04/15/2014		111,159	114,668
1.250% due 07/15/2020 (g)(h)(i)		1,322,854	1,569,649
1.375% due 07/15/2018		26,476	30,830
1.375% due 01/15/2020		349,603	414,552
1.625% due 01/15/2015		475,123	504,929
1.750% due 01/15/2028		456,703	591,501
1.875% due 07/15/2013 (j)		937,155	952,677
1.875% due 07/15/2015		209,832	228,849
1.875% due 07/15/2019		370,920	451,595
2.000% due 01/15/2014 (j)		681,846	704,006
2.000% due 07/15/2014		609,926	643,853
2.000% due 01/15/2016 (f)(g)(h)(j)		868,559	963,422
2.000% due 01/15/2026		839,213	1,100,877
2.125% due 01/15/2019		251,981	306,098
2.125% due 02/15/2040 (h)(i)(j)		38,469	56,396
2.125% due 02/15/2041		317	468
2.375% due 01/15/2025 (g)(h)(i)		1,173,773	1,584,869
2.375% due 01/15/2027		458,089	631,840
2.500% due 07/15/2016		587,947	675,864
2.500% due 01/15/2029		310,593	442,886
2.625% due 07/15/2017 (g)(h)(j)		868,182	1,040,801
3.375% due 04/15/2032 (i)		57,888	95,465
3.625% due 04/15/2028 (g)(i)		1,188,821	1,886,883
3.875% due 04/15/2029 (h)(i)		1,019,253	1,689,969

Total U.S. Treasury Obligations (Cost $22,941,719)			24,575,616

MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust
3.162% due 08/25/2035		2,804	2,649
5.240% due 10/25/2035		3,386	3,212
American General Mortgage Loan Trust
5.150% due 03/25/2058		5,889	6,077
American Home Mortgage Assets LLC
0.400% due 05/25/2046		995	665
0.400% due 09/25/2046		837	538
0.420% due 10/25/2046		14,452	9,094
American Home Mortgage Investment Trust
2.010% due 09/25/2045		2,338	2,231
Arkle Master Issuer PLC
1.461% due 05/17/2060		1,200	1,202
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	378	500
1.641% due 11/19/2047		15,300	20,655
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049		$745	746
5.492% due 02/10/2051		530	622
5.634% due 04/10/2049		937	959
5.685% due 06/10/2049		10,000	11,627
5.726% due 05/10/2045		12,525	14,380
5.729% due 02/10/2051		10,000	11,847
Banc of America Funding Corp.
5.621% due 01/20/2047 ^		722	528
5.753% due 10/25/2036 ^		642	508
5.837% due 01/25/2037		503	375

5.888% due 04/25/2037	388	348
Banc of America Large Loan Trust
0.719% due 08/15/2029	48	47
Banc of America Mortgage Trust
2.965% due 07/25/2035	2,678	2,534
3.082% due 12/25/2034	2,071	2,054
Banc of America Re-REMIC Trust
5.634% due 02/17/2051	6,800	7,855
BCAP LLC Trust
0.380% due 01/25/2037 ^	3,535	2,312
5.430% due 03/26/2037	3,900	3,237
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	3,914	3,952
2.662% due 10/25/2035	2,929	2,797
2.831% due 11/25/2030	234	240
3.010% due 02/25/2034	2,889	2,861
3.064% due 01/25/2034	662	674
3.078% due 03/25/2035	3,744	3,778
3.099% due 05/25/2047 ^	3,539	2,798
3.120% due 01/25/2034	1,801	1,815
3.127% due 01/25/2035	3,541	3,545
3.472% due 11/25/2034	421	426
5.449% due 02/25/2036 ^	797	512
Bear Stearns Alt-A Trust
2.752% due 08/25/2036 ^	696	443
2.817% due 08/25/2036 ^	719	270
2.924% due 11/25/2036	2,215	1,485
2.960% due 05/25/2035	145	141
3.001% due 09/25/2035	205	162
Bear Stearns Commercial Mortgage Securities
5.663% due 06/11/2040	2,018	2,071
CC Funding Corp.
0.390% due 07/25/2036	1,095	865
Chase Mortgage Finance Corp.
3.010% due 02/25/2037	316	315
3.037% due 02/25/2037	235	243
5.194% due 12/25/2035	4,375	4,316
Chaseflex Trust
0.710% due 06/25/2035	626	414
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	1,264	1,262
2.270% due 09/25/2035	4,526	4,497
2.340% due 09/25/2035	4,450	4,390
2.530% due 10/25/2035	3,726	3,468
2.570% due 10/25/2035	624	602
2.600% due 05/25/2035	1,140	1,122
2.901% due 03/25/2034	442	440
2.927% due 07/25/2046 ^	2,961	2,341
3.091% due 09/25/2037 ^	1,013	770
5.324% due 08/25/2035	2,387	2,393
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	489	496
5.886% due 11/15/2044	6,274	7,434
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	4,093	4,132
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046	13,660	14,447
5.383% due 02/15/2040	1,500	1,671
Countrywide Alternative Loan Trust
0.380% due 01/25/2037 ^	929	681
0.391% due 02/20/2047	176	106
0.406% due 12/20/2046	10,587	6,754
0.421% due 07/20/2046 ^	12,042	5,959
0.531% due 11/20/2035	1,496	986
0.910% due 10/25/2035	421	318
1.140% due 12/25/2035	2,956	2,124
2.920% due 02/25/2037 ^	9,066	7,130
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	5,549	4,516
6.000% due 02/25/2037 ^	190	140
6.500% due 08/25/2032	1,803	1,808
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035	1,060	826
0.550% due 06/25/2035	6,032	5,182
2.618% due 01/20/2035	436	398
2.795% due 03/25/2037 ^	647	401
2.919% due 04/20/2035	447	450
2.934% due 11/25/2034	39	36
2.972% due 02/25/2047 ^	738	523
4.367% due 04/20/2036 ^	657	476
4.851% due 11/20/2034	904	877
5.044% due 04/25/2035 ^	2,009	1,800
5.055% due 01/20/2035	335	325
5.174% due 02/20/2036 ^	423	356
5.500% due 11/25/2035	624	612
5.500% due 04/25/2038	1,996	2,008

Credit Suisse First Boston Mortgage Securities Corp.
2.559% due 07/25/2033		44	44
2.707% due 04/25/2034		371	378
Credit Suisse Mortgage Pass-Through Certificates
5.467% due 09/15/2039		400	456
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		353	241
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037		662	417
DECO Series
0.688% due 01/27/2020	GBP	1,244	1,901
Deutsche ALT-A Securities, Inc.
4.960% due 10/25/2035		$523	442
Deutsche Mortgage Securities, Inc.
1.462% due 06/28/2047		354	354
5.236% due 06/26/2035		4,000	4,089
Eclipse Ltd.
0.698% due 01/25/2020	GBP	126	194
EMF-NL
1.009% due 04/17/2041	EUR	7,480	8,372
1.059% due 04/17/2041		1,000	669
European Loan Conduit
0.342% due 05/15/2019		1,597	1,985
First Horizon Alternative Mortgage Securities
2.536% due 06/25/2034		$1,358	1,350
2.555% due 09/25/2034		795	790
6.250% due 08/25/2037 ^		604	478
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035		2,590	2,531
Fosse Master Issuer PLC
1.608% due 10/18/2054	EUR	444	592
Granite Mortgages PLC
0.719% due 01/20/2044		$395	392
Greenpoint Mortgage Funding Trust
0.430% due 06/25/2045		94	75
Greenwich Capital Commercial Funding Corp.
0.355% due 11/05/2021		271	264
5.444% due 03/10/2039		1,200	1,387
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,245	1,246
1.260% due 03/06/2020		2,900	2,904
1.456% due 03/06/2020		17,100	17,128
GSR Mortgage Loan Trust
2.621% due 11/25/2035		3,250	3,205
2.654% due 09/25/2035		1,159	1,178
2.910% due 04/25/2035		235	210
3.013% due 05/25/2035		2,382	2,214
5.127% due 11/25/2035		330	327
5.163% due 11/25/2035		3,647	3,397
Harborview Mortgage Loan Trust
0.401% due 07/21/2036		1,720	1,236
0.430% due 05/19/2035		18	14
0.450% due 03/19/2036		1,709	1,111
0.460% due 01/19/2036		3,407	2,220
0.520% due 11/19/2035		2,132	1,595
0.551% due 06/20/2035		576	529
2.860% due 04/19/2034		473	470
2.913% due 01/19/2035		1,872	1,895
Homebanc Mortgage Trust
0.480% due 10/25/2035		4,141	3,263
5.515% due 04/25/2037		1,600	837
Impac CMB Trust
1.110% due 10/25/2033		753	753
Indymac Index Mortgage Loan Trust
0.410% due 06/25/2047		4,200	2,737
0.510% due 06/25/2037 ^		657	268
2.651% due 12/25/2034		271	240
2.702% due 10/25/2034		1,378	1,362
3.047% due 01/25/2036		525	415
4.787% due 09/25/2035 ^		478	52
4.872% due 06/25/2036		797	735
4.893% due 08/25/2035		532	451
4.893% due 08/25/2035 ^		437	351
4.982% due 10/25/2035		440	359
Indymac Mortgage Loan Trust
0.510% due 11/25/2035 ^		414	197
3.118% due 11/25/2035 ^		169	142
4.923% due 11/25/2035		1,583	1,536
5.409% due 08/25/2036		1,345	1,358
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	15,269
5.728% due 02/12/2049		11,100	13,071
5.794% due 02/12/2051		1,210	1,446
JPMorgan Mortgage Trust
2.745% due 08/25/2035		1,400	1,391
2.880% due 10/25/2035		363	340

3.048% due 07/25/2035		324	331
3.095% due 07/25/2035		586	580
3.105% due 08/25/2035		86	85
4.838% due 04/25/2035		216	218
5.124% due 06/25/2035		275	280
5.243% due 11/25/2035		1,145	1,127
5.279% due 07/25/2035		3,334	3,353
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		7,069	8,147
5.424% due 02/15/2040		5,610	6,530
5.866% due 09/15/2045		14,500	17,357
Luminent Mortgage Trust
0.390% due 12/25/2036		2,314	1,558
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		55	56
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046		3,678	2,540
2.630% due 11/21/2034		1,800	1,871
2.685% due 12/25/2033		3,979	3,943
2.901% due 12/25/2033		156	156
MASTR Alternative Loans Trust
0.610% due 03/25/2036		1,331	252
Mellon Residential Funding Corp.
0.639% due 08/15/2032		809	817
0.649% due 12/15/2030		516	516
0.689% due 06/15/2030		284	281
0.909% due 11/15/2031		336	332
0.949% due 09/15/2030		146	139
2.610% due 10/20/2029		217	218
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		2,750	2,558
1.005% due 11/25/2029		105	103
1.214% due 10/25/2035		2,079	2,050
1.225% due 03/25/2030		146	145
1.760% due 10/25/2035		5,187	5,119
2.420% due 10/25/2035		1,339	1,330
2.499% due 12/25/2034		1,694	1,729
2.765% due 02/25/2036		218	199
5.505% due 05/25/2036		3,128	3,109
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		2,465	2,152
2.482% due 02/25/2033		2,400	2,224
2.516% due 02/25/2035		1,546	1,504
2.731% due 02/25/2034		3,901	3,935
5.079% due 12/25/2035		601	556
5.157% due 09/25/2035		686	652
Merrill Lynch Mortgage Trust
5.684% due 05/12/2039		15,125	17,387
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	5,225
Morgan Stanley Capital Trust
5.882% due 06/11/2049		2,960	3,502
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		515	334
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045		5,000	5,868
New York Mortgage Trust
2.988% due 05/25/2036		847	713
Nomura Asset Acceptance Corp.
5.227% due 02/25/2036 ^		385	295
5.820% due 03/25/2047		863	852
6.138% due 03/25/2047		800	789
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	17,082
Opera Finance PLC
0.425% due 10/20/2014	EUR	2,200	2,857
Permanent Master Issuer PLC
1.510% due 07/15/2042		8,900	11,870
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033		$1,915	1,951
2.610% due 04/25/2034		81	82
RBSSP Resecuritization Trust
2.640% due 12/26/2036		2,936	2,958
Real Estate Capital PLC
0.758% due 07/25/2016	GBP	3,521	5,672
Residential Accredit Loans, Inc. Trust
0.390% due 06/25/2046		$16,368	7,502
0.490% due 12/25/2045		2,597	1,822
0.510% due 08/25/2035		202	149
1.525% due 09/25/2045		270	201
3.879% due 09/25/2035		758	583
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^		136	61
5.000% due 08/25/2019		431	437
5.500% due 06/25/2033		661	687
6.250% due 10/25/2036 ^		2,118	1,534

Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	3,607	3,609
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033	1,622	1,711
Sequoia Mortgage Trust
0.411% due 07/20/2036	4,146	3,774
0.910% due 10/19/2026	105	105
0.971% due 10/20/2027	213	213
1.011% due 10/20/2027	320	318
1.111% due 12/20/2032	329	325
Structured Adjustable Rate Mortgage Loan Trust
0.530% due 10/25/2035	1,678	1,299
1.572% due 01/25/2035	45	32
1.710% due 10/25/2037 ^	635	346
2.775% due 02/25/2034	972	986
2.797% due 08/25/2035	324	295
2.816% due 09/25/2035	2,222	1,989
2.824% due 04/25/2034	35	35
2.894% due 09/25/2034	71	72
2.964% due 11/25/2035 ^	494	347
4.573% due 09/25/2036 ^	1,388	754
5.094% due 05/25/2036	1,500	1,389
Structured Asset Mortgage Investments, Inc.
0.330% due 08/25/2036	9,320	6,027
0.340% due 03/25/2037	341	231
0.400% due 07/25/2046	9,216	6,167
0.420% due 04/25/2036	1,728	1,147
0.420% due 05/25/2046	7,064	4,027
0.460% due 07/19/2035	2,719	2,646
0.520% due 12/25/2035	565	376
0.870% due 09/19/2032	580	564
0.870% due 10/19/2034	12	12
0.910% due 03/19/2034	597	589
Structured Asset Securities Corp.
2.712% due 01/25/2034	99	98
5.500% due 05/25/2035	715	730
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	325
Thornburg Mortgage Securities Trust
5.710% due 07/25/2036	11,558	11,624
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	8,704	8,571
WaMu Mortgage Pass-Through Certificates
0.470% due 11/25/2045	7,421	6,923
0.500% due 07/25/2045	64	61
0.500% due 10/25/2045	6,396	6,110
0.520% due 01/25/2045	39	39
0.530% due 08/25/2045	6,986	6,584
0.550% due 01/25/2045	2,700	2,486
0.650% due 10/25/2044	894	814
0.800% due 07/25/2044	4,163	3,805
0.866% due 03/25/2047	11,865	8,498
0.936% due 05/25/2047	1,520	1,253
0.986% due 12/25/2046	5,679	4,264
1.145% due 06/25/2046	194	169
1.160% due 02/25/2046	1,395	1,283
1.339% due 05/25/2041	3	3
1.365% due 11/25/2042	3	2
1.565% due 06/25/2042	304	293
2.120% due 03/25/2033	6,070	6,134
2.129% due 01/25/2037 ^	3,482	2,716
2.261% due 02/27/2034	2,440	2,485
2.403% due 04/25/2037	2,344	1,758
2.426% due 12/25/2036 ^	2,222	1,758
2.454% due 06/25/2033	176	181
2.471% due 03/25/2035	376	375
2.487% due 12/25/2035	182	178
2.494% due 09/25/2035	4,302	3,960
2.496% due 02/25/2037 ^	5,976	4,394
2.569% due 03/25/2034	262	267
2.752% due 03/25/2037	10,748	9,570
2.915% due 12/25/2035	1,502	1,456
4.738% due 05/25/2037 ^	5,645	4,371
5.918% due 08/25/2046	7,780	7,377
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.136% due 05/25/2046	2,884	1,805
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035	3,100	3,105
2.623% due 01/25/2035	1,133	1,104
2.627% due 03/25/2036	5,888	5,619
2.657% due 10/25/2035	587	582
2.661% due 06/25/2035	398	408
2.685% due 03/25/2035	1,173	1,193
2.685% due 04/25/2036	1,569	1,555
2.710% due 04/25/2036	781	723
5.019% due 03/25/2036	721	723

5.158% due 10/25/2035		3,507	3,500
5.500% due 05/25/2022		1,586	1,679
5.500% due 12/25/2035		972	980
6.000% due 07/25/2036		1,836	1,873
6.000% due 08/25/2036		4,500	4,367

Total Mortgage-Backed Securities (Cost $637,551)			698,019

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.615% due 10/27/2025		17,667	17,957
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		570	580
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		1,205	1,195
0.544% due 08/08/2017		9,978	9,907
ARES CLO Ltd.
0.538% due 03/12/2018		14,596	14,393
Argent Securities, Inc.
0.570% due 10/25/2035		3,300	2,736
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		3,664	3,374
Babson CLO Ltd.
0.560% due 11/10/2019		9,575	9,372
0.678% due 06/15/2016		95	95
Bear Stearns Asset-Backed Securities Trust
0.320% due 11/25/2036		894	565
0.870% due 10/25/2032		3	3
1.210% due 10/25/2037		1,319	1,063
1.460% due 08/25/2037		2,541	1,788
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		1,993	1,932
Carrington Mortgage Loan Trust
0.530% due 10/25/2035		76	75
Citibank Omni Master Trust
2.959% due 08/15/2018		8,400	8,742
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		434	452
Countrywide Asset-Backed Certificates
0.360% due 02/25/2037		3,960	3,405
0.460% due 04/25/2036		3,113	2,999
0.510% due 08/25/2035		571	518
0.600% due 11/25/2034		1,820	1,739
Denver Arena Trust
6.940% due 11/15/2019		204	210
Dryden Leveraged Loan CDO
0.562% due 05/22/2017		3,625	3,582
0.723% due 08/08/2022	EUR	8,500	10,701
Duane Street CLO Ltd.
0.562% due 11/08/2017		$6,031	5,990
Equity One ABS, Inc.
0.510% due 04/25/2034		154	121
First Alliance Mortgage Loan Trust
0.441% due 12/20/2027		10	8
Galaxy CLO Ltd.
0.555% due 04/25/2019		4,537	4,394
Globaldrive BV
1.710% due 04/20/2018	EUR	157	209
GSAMP Trust
0.580% due 03/25/2047		$3,000	1,548
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	1,112	1,460
HSBC Home Equity Loan Trust
0.361% due 03/20/2036		$3,838	3,786
HSI Asset Securitization Corp. Trust
0.260% due 12/25/2036		14	14
0.480% due 02/25/2036		2,300	1,381
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		28	28
Hyundai Capital Auto Funding Ltd.
1.209% due 09/20/2016		3,617	3,624
JPMorgan Mortgage Acquisition Corp.
0.290% due 03/25/2037		112	112
Katonah Ltd.
0.629% due 09/20/2016		2,274	2,271
Lehman XS Trust
0.610% due 10/25/2035		1,946	1,739
Long Beach Mortgage Loan Trust
0.900% due 04/25/2035		84	84
Magi Funding PLC
0.671% due 04/11/2021	EUR	11,154	14,331
Magnolia Funding Ltd.
3.000% due 04/20/2017		1,363	1,800
Merrill Lynch Mortgage Investors, Inc.
0.290% due 09/25/2037		$150	36

0.330% due 02/25/2037		185	69
Morgan Stanley ABS Capital
1.010% due 07/25/2037		506	481
Morgan Stanley Dean Witter Capital
1.560% due 02/25/2033		1,640	1,396
Morgan Stanley Home Equity Loan Trust
0.915% due 12/25/2034		1,285	1,239
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		252	192
6.000% due 07/25/2047		343	271
Mountain View Funding CLO
0.600% due 04/15/2019		985	968
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		2,214	2,181
Navigare Funding CLO Ltd.
0.572% due 05/20/2019		3,297	3,258
Octagon Investment Partners Ltd.
0.612% due 11/28/2018		2,795	2,744
0.671% due 12/02/2016		226	225
Pacifica CDO Ltd.
0.574% due 01/26/2020		4,359	4,304
0.700% due 05/13/2016		346	344
Panhandle-Plains Higher Education Authority, Inc.
0.808% due 10/01/2018		1,624	1,623
Park Place Securities, Inc.
0.860% due 10/25/2034		1,900	1,903
0.910% due 12/25/2034		298	298
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		7,016	7,013
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047		24	21
Renaissance Home Equity Loan Trust
0.710% due 12/25/2033		897	855
Sherwood Castle Funding PLC
0.699% due 06/15/2016	GBP	1,000	1,614
SLC Student Loan Trust
4.750% due 06/15/2033		$12,617	12,063
SLM Student Loan Trust
0.395% due 04/26/2021		225	225
0.453% due 06/17/2024	EUR	1,691	2,175
1.215% due 07/25/2023		$10,582	10,612
1.815% due 04/25/2023		235,397	245,591
1.859% due 12/15/2017		2,938	2,950
2.350% due 04/15/2039		2,374	2,390
3.459% due 05/16/2044		6,422	6,774
3.500% due 08/17/2043		37,525	36,312
Soundview Home Loan Trust
0.350% due 12/25/2036		1,547	1,495
South Carolina Student Loan Corp.
1.061% due 03/02/2020		13,500	13,593
Specialty Underwriting & Residential Finance
0.270% due 01/25/2038		71	68
Structured Asset Investment Loan Trust
0.570% due 10/25/2035		1,344	1,264
Structured Asset Securities Corp.
0.790% due 01/25/2033		8	7
1.714% due 04/25/2035		470	453
Titrisocram
1.010% due 05/25/2020	EUR	272	361
Volkswagen Car Lease
0.740% due 02/21/2017		275	363
Whitney CLO Ltd.
0.601% due 03/01/2017		$135	135
Wind River CLO Ltd.
0.639% due 12/19/2016		4,401	4,362
Wood Street CLO BV
0.696% due 03/29/2021	EUR	4,700	6,069

Total Asset-Backed Securities (Cost $505,809)			518,580

SOVEREIGN ISSUES 9.0%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	102,220	145,773
4.000% due 08/20/2015		78,600	147,956
4.000% due 08/20/2020		85,350	171,010
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,776
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)		7,917	9,325
6.000% due 05/15/2015 (b)		6,100	7,242
6.000% due 05/15/2017 (b)		33,784	41,839
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	31,988	42,618
3.000% due 12/01/2036 (b)		6,882	11,286
4.250% due 12/01/2021 (b)		166,361	235,859

Instituto de Credito Oficial
1.934% due 03/25/2014	EUR	122,500	158,191
4.500% due 03/07/2013	GBP	4,643	7,553
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	139,689	187,435
2.100% due 09/15/2017 (b)		70,671	94,429
2.100% due 09/15/2021 (b)		96,859	121,546
2.350% due 09/15/2019 (b)		30,502	40,216
Mexico Government International Bond
2.000% due 06/09/2022 (b)	MXN	529,384	43,072
2.500% due 12/10/2020 (b)		275,221	23,200
4.000% due 06/13/2019 (b)		407,031	36,996
4.500% due 12/18/2014 (b)		377,783	31,257
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,500	19,211
2.750% due 11/20/2025		106,400	144,083
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	9,000	8,012
Province of Ontario
4.000% due 06/02/2021	CAD	30,000	33,389
Province of Quebec
2.750% due 08/25/2021		$20,600	21,537
Qatar Government International Bond
5.250% due 01/20/2020		20,000	23,950
6.400% due 01/20/2040		11,100	15,576
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	111,241	195,468
1.250% due 11/22/2027 (b)		3,037	6,130
1.250% due 11/22/2032 (b)		566	1,170
1.875% due 11/22/2022 (b)		135,066	281,282
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,000	1,098
6.902% due 07/09/2020		800	978

Total Sovereign Issues (Cost $2,174,542)			2,310,463

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc. 7.000%
due 01/30/2013 (c)		5,000	4,911
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,325

Total Preferred Securities (Cost $17,203)			18,236

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.2%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$25,000	25,027
Dexia Credit Local S.A.
1.650% due 09/12/2013		32,500	32,528

			57,555

COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		67,600	66,530
Santander S.A.
3.100% due 10/01/2013		5,000	4,927

			71,457

REPURCHASE AGREEMENTS 0.0%
Banc of America Securities LLC
0.230% due 01/02/2013		4,800	4,800
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $4,895. Repurchase proceeds are $4,800.)

State Street Bank and Trust Co.
0.010% due 01/02/2013	4,846	4,846
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $4,944. Repurchase proceeds are $4,846.)

		9,646

U.S. TREASURY BILLS 0.0%
0.146% due 04/11/2013 - 12/12/2013 (a)(j)	2,211	2,209

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 0.2%
PIMCO Short-Term Floating NAV Portfolio	5,730,613	57,346

Total Short-Term Instruments (Cost $197,467)		198,213

PURCHASED OPTIONS (l) 0.0%
(Cost $6,707)		2,509

Total Investments 117.0% (Cost $28,077,864)		$30,012,485
Written Options (m) (0.1%) (Premiums $37,164)		(30,516)
Other Assets and Liabilities (Net) (16.9%)		(4,334,813)

Net Assets 100.0%		$25,647,156

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $3,007,841 at a weighted average interest rate of 0.242%.

(f)	Securities with an aggregate market value of $1,070 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(g)	Securities with an aggregate market value of $3,726,062 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	08/10/2012	08/10/2014	$1,594	$(1,583)
BPG	0.220%	08/07/2012	01/07/2013	162,610	(162,757)
	0.220%	11/30/2012	01/08/2013	60,676	(60,688)
	0.230%	08/09/2012	02/08/2013	52,974	(53,023)
	0.240%	08/24/2012	02/22/2013	2,441	(2,443)
	0.240%	08/31/2012	02/28/2013	224,625	(224,811)
	0.240%	09/04/2012	03/04/2013	34,742	(34,769)
	0.240%	11/21/2012	02/25/2013	24,694	(24,701)
	0.250%	10/05/2012	04/04/2013	211,970	(212,101)
	0.290%	10/26/2012	01/28/2013	297,000	(297,163)
	0.290%	10/29/2012	01/29/2013	94,609	(94,659)
	0.290%	11/30/2012	01/28/2013	181,952	(182,001)
	0.310%	11/02/2012	02/07/2013	164,438	(164,524)
	0.340%	11/30/2012	01/03/2013	180,700	(180,756)
DEU	(1.500%)	08/10/2012	08/10/2014	1,366	(1,358)
	0.280%	10/12/2012	01/11/2013	208,125	(208,258)
	0.280%	11/30/2012	01/11/2013	157,652	(157,692)
	0.290%	10/26/2012	02/15/2013	234,539	(234,668)
	0.290%	10/29/2012	02/19/2013	94,609	(94,659)
	0.290%	11/01/2012	02/06/2013	60,265	(60,295)
	0.290%	11/15/2012	02/08/2013	103,028	(103,068)
	0.290%	11/16/2012	02/06/2013	160,637	(160,698)
	0.290%	11/29/2012	02/07/2013	39,949	(39,960)
JPS	0.190%	11/07/2012	01/07/2013	201,114	(201,174)
	0.320%	12/11/2012	01/08/2013	72,483	(72,497)
	0.340%	12/14/2012	01/07/2013	73,515	(73,528)
RDR	0.310%	11/02/2012	02/05/2013	275,153	(275,297)
	0.320%	12/24/2012	01/07/2013	69,609	(69,615)
	0.330%	12/24/2012	01/04/2013	44,439	(44,442)
	0.340%	12/13/2012	01/07/2013	226,020	(226,062)
	0.360%	12/21/2012	01/04/2013	14,560	(14,562)

					$(3,733,812)

(h)	Securities with an aggregate market value of $8,345 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	11,028	$2,973
90-Day Eurodollar September Futures	Long	09/2015	4,077	998
U.S. Treasury 10-Year Note March Futures	Long	03/2013	228	9

				$3,980

(i)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $55,775 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$424,200	$(897)	$(897)
Receive	3-Month USD-LIBOR	1.400%	01/04/2018	526,300	(81)	(81)
Pay	3-Month USD-LIBOR	1.500%	01/04/2018	52,100	136	0
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	4,500	24	229
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	457,550	28,025	9,296

					$27,207	$8,547

(j)	Securities with an aggregate market value of $45,875 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.567%		$10,000	$347	$0	$347
D.R. Horton, Inc.	DUB	(1.000%	)	09/20/2014	0.696%		2,700	(15)	149	(164)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	0.401%		3,800	(24)	207	(231)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	0.794%		2,000	(152)	0	(152)
HCP, Inc.	MYC	(2.260%	)	03/20/2018	1.165%		5,000	(280)	0	(280)
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	1.417%		1,000	(20)	40	(60)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	1.417%		2,200	(45)	81	(126)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2015	2.095%		5,000	143	158	(15)
Intesa Sanpaolo SpA	GST	(3.000%	)	03/20/2014	1.417%	EUR	11,600	(311)	673	(984)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.537%		$10,000	102	320	(218)
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	1.290%		2,500	22	76	(54)
Lennar Corp.	BPS	(5.000%	)	09/20/2014	0.724%		1,500	(114)	(50)	(64)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.205%		2,000	(11)	0	(11)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	0.618%		3,000	(523)	0	(523)
Macy’s Retail Holdings, Inc.	MYC	(2.470%	)	09/20/2015	0.634%		10,000	(507)	0	(507)
Masco Corp.	CBK	(1.920%	)	03/20/2017	1.773%		8,000	(53)	0	(53)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.892%		1,000	(2)	58	(60)
New York Times Co.	DUB	(5.000%	)	03/20/2015	0.892%		7,500	(692)	(735)	43
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.985%		10,000	(309)	96	(405)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.129%		1,500	(3)	0	(3)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.681%		3,500	(2)	0	(2)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.681%		11,000	(26)	0	(26)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.129%		1,500	(6)	0	(6)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.681%		3,500	(68)	0	(68)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.123%		10,600	(72)	0	(72)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.123%		3,000	(21)	0	(21)
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.077%		7,000	(7)	0	(7)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	1.527%		1,000	(33)	(2)	(31)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.096%		8,550	25	0	25
RR Donnelley & Sons Co.	MYC	(1.000%	)	06/20/2014	2.527%		4,200	91	281	(190)
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	0.450%	EUR	2,500	(28)	155	(183)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	0.450%		7,800	(399)	49	(448)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	0.450%		10,000	(512)	16	(528)
Springleaf Finance Corp.	GST	(5.000%	)	03/20/2013	1.899%		13,500	(153)	1,454	(1,607)
Springleaf Finance Corp.	RYL	(1.820%	)	12/20/2017	7.695%		$5,000	1,091	0	1,091
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.165%		3,000	(17)	0	(17)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.417%		3,500	(90)	0	(90)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.250%		6,000	(62)	0	(62)

								$(2,736)	$3,026	$(5,762)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%		$22,300	$597	$162	$435
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.275%		250	30	5	25
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.310%		400	52	7	45
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%		19,600	199	(219)	418
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.333%		21,000	(479)	(626)	147
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%		28,200	285	(302)	587
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.604%		7,800	79	(89)	168
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.604%		21,800	220	(310)	530
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.437%		3,500	65	(3)	68
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.437%		2,100	38	(17)	55
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.437%		2,500	46	(12)	58
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%		28,100	481	607	(126)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.435%		51,000	872	1,128	(256)
MetLife, Inc.	BOA	1.000%	09/20/2013	0.279%		1,900	11	(92)	103
MetLife, Inc.	SOG	1.000%	09/20/2013	0.279%		12,900	73	(603)	676
NRG Energy, Inc.	BOA	5.000%	12/20/2016	2.656%		700	63	(3)	66
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.072%		400	33	(41)	74
NRG Energy, Inc.	GST	5.000%	12/20/2016	2.656%		4,400	398	(18)	416
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		400	33	(40)	73
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.443%		1,500	27	(10)	37
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.443%		1,500	27	(13)	40
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		5,000	91	(34)	125
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.503%		1,000	18	(7)	25
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		2,000	36	(5)	41
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.443%		1,000	18	(1)	19
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%	JPY	35,000	(4)	(87)	83

							$3,309	$(623)	$3,932

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	SOG	EUR	40,100	$218	$220	$(2)
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK		3,600	39	9	30
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		55,000	476	82	394
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	BPS		15,300	18	0	18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		25,000	30	(237)	267
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG	BRL	119,100	744	212	532
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		224,400	(217)	(370)	153
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		697,600	(488)	(502)	14
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		120,000	92	96	(4)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		371,200	253	312	(59)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		44,900	91	86	5
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		19,300	210	210	0
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		$37,300	81	41	40
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		444,400	961	246	715
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BOA		50,000	957	330	627
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		61,700	1,180	805	375
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		134,500	2,574	1,937	637
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		7,200	138	97	41

							$7,357	$3,574	$3,783

(l)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$131,900	$6,707	$2,509

(m)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		$223,300	$2,635	$(8,712)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		223,300	4,198	(13)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		119,000	284	(104)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		119,000	284	(37)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		482,100	5,735	(18,809)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		482,100	9,357	(27)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		69,900	657	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		553,200	6,638	(868)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		72,800	168	(64)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		72,800	189	(23)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		387,400	915	(339)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		387,400	915	(122)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		232,000	510	(203)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		232,000	597	(73)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		49,200	148	(109)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		71,600	184	(191)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		71,600	192	(159)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	89,000	470	0

								$34,076	$(29,854)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$264,700	$2,362	$(514)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	(67)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	(81)

						$3,088	$(662)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	7,452		$7,793	BRC	$58	$0	$58
01/2013		5,048		5,325	RYL	86	0	86
01/2013		537,146		555,248	UAG	0	(2,262)	(2,262)
01/2013		97,054		100,305	WST	0	(428)	(428)
01/2013	EUR	195,454		252,118	BOA	0	(5,871)	(5,871)
01/2013		126,046		163,234	BPS	0	(3,141)	(3,141)
01/2013		8,451		10,934	BRC	0	(221)	(221)
01/2013		137		179	DUB	0	(2)	(2)
01/2013		242,717		315,636	FBF	0	(4,738)	(4,738)
01/2013		3,211		4,201	RYL	0	(37)	(37)
01/2013		852		1,108	UAG	0	(17)	(17)
01/2013	GBP	299,829		478,839	BOA	0	(8,218)	(8,218)
01/2013		2		3	JPM	0	0	0
01/2013		4,279		6,877	RBC	0	(74)	(74)
01/2013		2,396		3,872	RYL	0	(20)	(20)
01/2013		37,465		60,893	UAG	33	0	33
01/2013	IDR	2,451,406		250	MSC	0	0	0
01/2013	MYR	2,230		724	UAG	0	(5)	(5)
01/2013		$12,380	AUD	11,986	HUS	60	0	60
01/2013		17,484		16,967	JPM	126	0	126
01/2013		1,100		1,058	RYL	0	(2)	(2)
01/2013		801		762	UAG	0	(10)	(10)
01/2013		377,513	EUR	285,995	BRC	0	(14)	(14)
01/2013		1,705		1,314	DUB	29	0	29
01/2013		382,941		288,435	JPM	0	(2,221)	(2,221)
01/2013		1,455		1,124	RBC	29	0	29
01/2013		522,162	GBP	320,708	BOA	0	(1,188)	(1,188)
01/2013		37,243		23,263	FBF	546	0	546
02/2013	BRL	676		$322	BOA	0	(7)	(7)
02/2013		42,986		20,530	FBF	0	(376)	(376)
02/2013	CNY	590,816		92,728	JPM	0	(1,187)	(1,187)
02/2013	EUR	286,389		378,157	BRC	35	0	35
02/2013		288,435		383,059	JPM	2,235	0	2,235
02/2013		126		166	RYL	0	0	0
02/2013	GBP	320,708		522,113	BOA	1,183	0	1,183
02/2013		$11,213	BRL	23,460	BRC	197	0	197
02/2013		5,702		12,008	DUB	138	0	138
02/2013		45,531		94,136	HUS	252	0	252
02/2013		5,841		12,146	MSC	67	(1)	66
02/2013		1,372		2,864	UAG	21	0	21
02/2013		13,917	CNY	87,300	BRC	0	(40)	(40)
02/2013		6,951		43,600	CBK	0	(20)	(20)
02/2013		20,334		129,327	HUS	223	0	223
02/2013		36,833		230,760	JPM	0	(152)	(152)
02/2013		17,126		107,400	UAG	0	(54)	(54)
02/2013		928	EUR	704	BRC	1	0	1
03/2013	CAD	241,329		$244,886	DUB	2,671	0	2,671
03/2013		77,547		78,529	RBC	697	0	697
04/2013	MXN	790,079		59,839	HUS	0	(771)	(771)
04/2013		$6,309	MXN	82,853	DUB	47	0	47
04/2013		28,000		367,696	HUS	208	0	208
04/2013		1,329		17,385	JPM	5	0	5

						$8,947	$(31,077)	$(22,130)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$71,721	$0	$71,721
Corporate Bonds & Notes
Banking & Finance	0	1,087,939	0	1,087,939
Industrials	0	266,433	3,821	270,254
Utilities	0	157,343	0	157,343
Municipal Bonds & Notes
California	0	10,412	0	10,412
Illinois	0	7,159	0	7,159
Ohio	0	179	0	179
Puerto Rico	0	2,557	0	2,557
Rhode Island	0	972	0	972
Texas	0	3,444	0	3,444
West Virginia	0	9,823	0	9,823
U.S. Government Agencies	0	57,431	11,615	69,046
U.S. Treasury Obligations	0	24,575,616	0	24,575,616
Mortgage-Backed Securities	0	686,871	11,148	698,019
Asset-Backed Securities	0	512,575	6,005	518,580
Sovereign Issues	0	2,310,463	0	2,310,463
Preferred Securities
Banking & Finance	13,325	4,911	0	18,236
Short-Term Instruments
Certificates of Deposit	0	57,555	0	57,555
Commercial Paper	0	71,457	0	71,457
Repurchase Agreements	0	9,646	0	9,646
U.S. Treasury Bills	0	2,209	0	2,209
Central Funds Used for Cash Management Purposes	57,346	0	0	57,346
Purchased Options
Interest Rate Contracts	0	2,509	0	2,509
	$70,671	$29,909,225	$32,589	$30,012,485

Financial Derivative Instruments - Assets
Credit Contracts	0	5,820	0	5,820
Foreign Exchange Contracts	0	8,947	0	8,947
Interest Rate Contracts	3,980	13,373	0	17,353
	$3,980	$28,140	$0	$32,120

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(7,650)	0	(7,650)
Foreign Exchange Contracts	0	(31,077)	0	(31,077)
Interest Rate Contracts	0	(30,897)	(662)	(31,559)

	$0	$(69,624)	$(662)	$(70,286)

Totals	$74,651	$29,867,741	$31,927	$29,974,319

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,255	$536	$(195)	$(1)	$(2)	$228	$0	$0	$3,821	$226
U.S. Government Agencies	13,608	0	(2,015)	0	0	22	0	0	11,615	25
Mortgage-Backed Securities	2,937	0	0	9	0	291	7,911	0	11,148	291
Asset-Backed Securities	11,773	0	(5,657)	10	(187)	66	0	0	6,005	59

	$31,573	$536	$(7,867)	$18	$(189)	$607	$7,911	$0	$32,589	$601
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(869)	$285	$0	$0	$1,174	$(1,252)	$0	$0	$(662)	$(64)

Totals	$30,704	$821	$(7,867)	$18	$985	$(645)	$7,911	$0	$31,927	$537

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,821	Third Party Vendor	Broker Quote	112.50
U.S. Government Agencies	50	Benchmark Pricing	Base Price	98.65
	11,565	Third Party Vendor	Broker Quote	100.38
Mortgage-Backed Securities	7,855	Benchmark Pricing	Base Price	116.00
	3,293	Third Party Vendor	Broker Quote	83.00 - 100.38
Asset-Backed Securities	1,800	Benchmark Pricing	Base Price	100.22
	4,205	Third Party Vendor	Broker Quote	100.21 - 101.75

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(662)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$31,927

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Community Health Systems, Inc.
2.462% due 07/25/2014		$64	$65
Delphi Corp.
3.500% due 03/31/2017		651	655
HCA, Inc.
2.712% due 05/02/2016		1,825	1,826
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	200	266
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		$451	455
Vodafone Americas Finance
6.875% due 08/17/2015		332	341
Weather Channel, Inc.
4.250% due 02/11/2017		488	494

Total Bank Loan Obligations (Cost $4,069)			4,102

CORPORATE BONDS & NOTES 6.7%
BANKING & FINANCE 6.5%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		200	200
Ally Financial, Inc.
2.511% due 12/01/2014		1,100	1,102
3.510% due 02/11/2014		1,800	1,839
3.709% due 06/20/2014		100	103
4.500% due 02/11/2014		600	619
6.750% due 12/01/2014		500	543
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,849
8.175% due 05/15/2068		1,100	1,438
ASIF Global Financing
4.900% due 01/17/2013		300	300
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,375
Banco Santander Brasil S.A.
2.408% due 03/18/2014		6,600	6,578
4.250% due 01/14/2016		1,600	1,668
Bank of America Corp.
1.733% due 01/30/2014		1,500	1,513
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,449
BPCE S.A.
2.062% due 02/07/2014		9,000	9,102
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		11,400	11,452
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,120
Citigroup, Inc.
1.790% due 01/13/2014		2,000	2,019
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		2,800	2,806
Danske Bank A/S
1.390% due 04/14/2014		7,500	7,436
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	662
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,900	1,990
8.000% due 06/01/2014		500	545
GATX Financial Corp.
5.800% due 03/01/2016		300	332
ING Bank NV
1.358% due 03/15/2013		6,800	6,811
International Lease Finance Corp.
6.500% due 09/01/2014		300	322
6.750% due 09/01/2016		300	338
7.125% due 09/01/2018		600	699
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,207
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,000	2,009
Morgan Stanley
1.916% due 01/24/2014		9,200	9,262
RCI Banque S.A.
2.217% due 04/11/2014		7,500	7,499
SLM Corp.
5.050% due 11/14/2014		500	527

6.250% due 01/25/2016		5,600	6,118
Societe Generale S.A.
1.397% due 04/11/2014		8,000	8,016
Stone Street Trust
5.902% due 12/15/2015		7,000	7,668
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		900	898

			115,414

INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	646
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		472	530

			1,176

UTILITIES 0.1%
AES Corp.
7.375% due 07/01/2021		300	335
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	322
7.343% due 04/11/2013		200	203
Petroleos Mexicanos
5.500% due 01/21/2021		400	469
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	23
1.850% due 07/28/2014		2,000	23

			1,375

Total Corporate Bonds & Notes (Cost $114,878)			117,965

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$100	80

Total Municipal Bonds & Notes (Cost $94)			80

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.890% due 02/25/2041		1,888	1,906
1.360% due 09/01/2044		29	29
1.366% due 10/01/2044		34	35
2.700% due 03/28/2022		8,400	8,441
Freddie Mac
0.809% due 12/15/2037		2,094	2,118
2.459% due 07/01/2036		238	253
2.600% due 09/01/2036		234	247
2.694% due 10/01/2036		165	176
NCUA Guaranteed Notes
0.773% due 12/08/2020		1,419	1,426
2.650% due 10/29/2020		2,784	2,946

Total U.S. Government Agencies (Cost $17,314)			17,577

U.S. TREASURY OBLIGATIONS 104.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017		33,501	35,886
0.125% due 01/15/2022 (d)(g)		123,332	133,960
0.125% due 07/15/2022 (d)		140,808	152,788
0.625% due 07/15/2021 (d)(g)		103,402	117,539
0.750% due 02/15/2042		26	28
1.125% due 01/15/2021 (d)(g)		186,346	218,927
1.250% due 07/15/2020 (d)		197,956	234,888
1.375% due 01/15/2020		49,420	58,601
1.625% due 01/15/2015		42,521	45,189
1.750% due 01/15/2028		46,960	60,820
1.875% due 07/15/2019		33,042	40,229
2.000% due 01/15/2014 (f)(g)		5,508	5,687
2.000% due 01/15/2026		92,771	121,696
2.125% due 01/15/2019		4,525	5,497
2.125% due 02/15/2040		68,922	101,041
2.125% due 02/15/2041		3,697	5,459
2.375% due 01/15/2025		47,001	63,462
2.375% due 01/15/2027 (d)(e)(f)(g)		167,009	230,355
2.500% due 01/15/2029		12,929	18,436
3.375% due 04/15/2032		11,468	18,913
3.625% due 04/15/2028 (e)		42,619	67,645
3.875% due 04/15/2029		73,664	122,138

Total U.S. Treasury Obligations (Cost $1,743,734)			1,859,184

MORTGAGE-BACKED SECURITIES 3.5%
Arran Residential Mortgages Funding PLC
1.391% due 11/19/2047	EUR	2,152	2,853
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049		$28	28
5.492% due 02/10/2051		210	246
5.685% due 06/10/2049		28	28
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		5,493	5,496
BCAP LLC Trust
5.000% due 11/25/2036		20	20
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		29	30
2.320% due 08/25/2035		56	56
2.570% due 03/25/2035		91	92
3.078% due 03/25/2035		26	27
3.127% due 01/25/2035		396	396
Chase Mortgage Finance Corp.
4.625% due 02/25/2034		76	76
5.194% due 12/25/2035		292	288
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		38	38
2.340% due 09/25/2035		63	62
2.600% due 05/25/2035		27	27
2.901% due 03/25/2034		304	303
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	118
Countrywide Alternative Loan Trust
0.380% due 05/25/2047		6,079	4,327
Countrywide Home Loan Mortgage Pass-Through Trust
0.550% due 06/25/2035		240	206
Credit Suisse Mortgage Pass-Through Certificates
5.467% due 09/15/2039		200	228
Eclipse Ltd.
0.698% due 01/25/2020	GBP	2,961	4,555
European Loan Conduit
0.342% due 05/15/2019	EUR	1,319	1,640
Granite Master Issuer PLC
0.310% due 12/20/2054		991	1,288
GS Mortgage Securities Corp.
1.456% due 03/06/2020		$1,000	1,002
4.592% due 08/10/2043		1,100	1,291
GSR Mortgage Loan Trust
2.654% due 09/25/2035		232	236
2.774% due 01/25/2036		414	358
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	5,000	6,670
Homebanc Mortgage Trust
0.480% due 10/25/2035		$387	305
JPMorgan Mortgage Trust
5.124% due 06/25/2035		1,492	1,518
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	244
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		199	197
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	118
Morgan Stanley Capital Trust
5.882% due 06/11/2049		330	390
Permanent Master Issuer PLC
1.510% due 07/15/2042	EUR	800	1,067
RBSSP Resecuritization Trust
2.590% due 07/26/2045		$4,884	5,013
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^		589	266
Structured Adjustable Rate Mortgage Loan Trust
5.268% due 03/25/2036 ^		721	582
5.500% due 12/25/2034		825	798
Thornburg Mortgage Securities Trust
6.108% due 09/25/2037		1,683	1,729
WaMu Mortgage Pass-Through Certificates
0.480% due 07/25/2045		2,142	2,008
0.520% due 01/25/2045		667	653
0.530% due 08/25/2045		10,558	9,950
1.235% due 01/25/2046		4,137	3,899
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 03/25/2036		474	453

5.158% due 10/25/2035		221	221

Total Mortgage-Backed Securities (Cost $58,209)			61,396

ASSET-BACKED SECURITIES 2.5%
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		232	230
ARES CLO Ltd.
0.538% due 03/12/2018		348	343
Babson CLO Ltd.
0.560% due 11/10/2019		1,064	1,041
0.678% due 06/15/2016		24	24
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		498	483
Callidus Debt Partners CLO Fund Ltd.
0.590% due 04/17/2020		2,107	2,079
Citibank Omni Master Trust
2.959% due 08/15/2018		7,000	7,285
Countrywide Asset-Backed Certificates
0.390% due 07/25/2036		661	634
0.460% due 04/25/2036		177	170
Cumberland CLO Ltd.
0.560% due 11/10/2019		406	403
Duane Street CLO Ltd.
0.562% due 11/08/2017		289	287
Galaxy CLO Ltd.
0.555% due 04/25/2019		493	478
Gulf Stream Compass CLO Ltd.
0.700% due 07/15/2016		11	11
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	111	146
Hillmark Funding
0.562% due 05/21/2021		$5,900	5,709
HSI Asset Securitization Corp. Trust
0.480% due 02/25/2036		500	300
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		7	7
Katonah Ltd.
0.629% due 09/20/2016		188	188
Magi Funding PLC
0.671% due 04/11/2021	EUR	1,021	1,312
Mountain View Funding CLO
0.600% due 04/15/2019		$493	484
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019		461	454
Octagon Investment Partners Ltd.
0.612% due 11/28/2018		388	381
0.671% due 12/02/2016		63	63
Pacifica CDO Ltd.
0.700% due 05/13/2016		79	78
Park Place Securities, Inc.
0.890% due 12/25/2034		1,207	1,202
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		724	724
Saxon Asset Securities Trust
4.034% due 06/25/2033		258	258
SLC Student Loan Trust
4.750% due 06/15/2033		6,308	6,031
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	5,150	6,564
0.453% due 09/15/2021		1,902	2,500
2.129% due 08/15/2016		$22	22
3.500% due 08/17/2043		4,282	4,144
Wind River CLO Ltd.
0.639% due 12/19/2016		358	355
Wood Street CLO BV
0.696% due 03/29/2021	EUR	179	232

Total Asset-Backed Securities (Cost $45,234)			44,622

SOVEREIGN ISSUES 8.4%
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	2,220	2,958
4.250% due 12/01/2021 (a)		16,621	23,565
Instituto de Credito Oficial
1.934% due 03/25/2014	EUR	8,800	11,364
4.500% due 03/07/2013	GBP	300	488
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)	EUR	19,630	26,339
2.100% due 09/15/2017 (a)		3,398	4,541
2.100% due 09/15/2021 (a)		4,295	5,390
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,500	3,098
2.750% due 11/20/2025		25,900	35,073

South Africa Government International Bond
2.750% due 01/31/2022 (a)	ZAR	8,488	1,167
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	2,431	4,272
1.875% due 11/22/2022 (a)		14,808	30,839

Total Sovereign Issues (Cost $143,415)			149,094

SHORT-TERM INSTRUMENTS 13.9%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bradesco S.A.
1.955% due 01/24/2013		$4,200	4,202
Dexia Credit Local S.A.
1.650% due 09/12/2013		5,300	5,305

			9,507

COMMERCIAL PAPER 0.2%
Santander S.A.
2.200% due 04/02/2013		3,000	2,992

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.230% due 01/02/2013		2,500	2,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $2,550. Repurchase proceeds are $2,500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		636	636
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $653. Repurchase proceeds are $636.)

			3,136

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 13.0%
PIMCO Short-Term Floating NAV Portfolio		23,028,867	230,450

Total Short-Term Instruments (Cost $246,323)			246,085

PURCHASED OPTIONS (i) 0.0%
(Cost $692)			259

Total Investments 141.1% (Cost $2,373,962)			$2,500,364
Written Options (j) (0.2%) (Premiums $3,567)			(3,146)
Other Assets and Liabilities (Net) (40.9%)			(724,720)

Net Assets 100.0%			$1,772,498

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $509,252 at a weighted average interest rate of 0.250%.

(d)	Securities with an aggregate market value of $530,521 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BPG	0.290%	11/13/2012	01/29/2013	$24,424	$(24,434)
	0.290%	11/27/2012	01/28/2013	27,963	(27,971)
	0.310%	11/02/2012	02/07/2013	174,921	(175,013)
DEU	0.290%	10/26/2012	02/15/2013	34,560	(34,579)
	0.290%	11/06/2012	02/07/2013	20,125	(20,134)
	0.290%	11/15/2012	02/08/2013	90,640	(90,675)
	0.290%	11/26/2012	02/08/2013	20,149	(20,155)
	0.300%	11/05/2012	02/11/2013	139,998	(140,065)

					$(533,026)

(e)	Securities with an aggregate market value of $556 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	670	$185
90-Day Eurodollar September Futures	Long	09/2015	332	81

				$266

(f)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $4,325 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$28,300	$(60)	$(60)
Receive	3-Month USD-LIBOR	1.400%	01/04/2018	40,400	(6)	(6)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	31,700	1,942	485

					$1,876	$419

(g)	Securities with an aggregate market value of $4,328 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(h)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	0.701%		$300	$(4)	$0	$(4)
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	0.450%		5,300	(45)	206	(251)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	0.450%	EUR	2,000	(102)	13	(115)

								$(151)	$219	$(370)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%		06/20/2015	0.604%		$500	$5	$(4)	$9
Brazil Government International Bond	DUB	1.000%		06/20/2020	1.333%		600	(14)	(20)	6
Brazil Government International Bond	JPM	1.000%		06/20/2015	0.604%		1,200	12	(14)	26
Emirate of Abu Dhabi Government International Bond	MYC	1.000%		06/20/2016	0.492%		1,000	18	(7)	25
Japan Government International Bond	GST	1.000%		12/20/2015	0.435%		1,100	19	24	(5)
Japan Government International Bond	HUS	1.000%		06/20/2016	0.507%		9,900	172	(4)	176
Japan Government International Bond	JPM	1.000%		12/20/2015	0.435%		400	7	8	(1)
Japan Government International Bond	RYL	1.000%		12/20/2015	0.435%		400	7	9	(2)
Qatar Government International Bond	MYC	1.000%		06/20/2016	0.503%		1,000	18	(7)	25
SLM Corp.	BOA	5.000%		03/20/2016	2.338%		700	59	(6)	65
SLM Corp.	GST	5.000%		03/20/2016	2.338%		1,500	126	5	121

								$429	$(16)	$445

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	4,300	$24	$23	$1
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		5,500	48	8	40
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG	BRL	109,800	686	131	555
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		28,100	(20)	(40)	20
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		66,700	51	39	12
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		$3,100	59	24	35
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		5,200	99	38	61

							$947	$223	$724

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	29,517	1-Month USD-LIBOR plus a specified spread	$179,371	01/31/2013	BOA	$6,711
Receive	DWRTFT Index	10,144	1-Month USD-LIBOR plus a specified spread	53,596	02/28/2013	BOA	1,837
Pay	DWRTFT Index	712	1-Month USD-LIBOR plus a specified spread	4,327	02/28/2013	BOA	0
Receive	DWRTFT Index	81,114	1-Month USD-LIBOR plus a specified spread	466,478	04/30/2013	BOA	17,068
Pay	DWRTFT Index	2,336	1-Month USD-LIBOR plus a specified spread	14,197	04/30/2013	BOA	(162)
Receive	DWRTFT Index	9,085	1-Month USD-LIBOR plus a specified spread	55,212	05/31/2013	BOA	2,065
Pay	DWRTFT Index	4,868	1-Month USD-LIBOR plus a specified spread	29,584	05/31/2013	BOA	(1,107)
Receive	DWRTFT Index	47,294	1-Month USD-LIBOR less a specified spread	287,399	01/31/2013	RYL	10,796
Receive	DWRTFT Index	10,000	1-Month USD-LIBOR less a specified spread	60,769	02/28/2013	RYL	2,282
Receive	DWRTFT Index	13,637	1-Month USD-LIBOR plus a specified spread	82,869	02/28/2013	RYL	3,102
Pay	DWRTFT Index	4,881	1-Month USD-LIBOR plus a specified spread	29,663	02/28/2013	RYL	(1,110)
Receive	DWRTFT Index	27,370	1-Month USD-LIBOR plus a specified spread	166,326	05/31/2013	RYL	6,234
Receive	DWRTFT Index	4,631	1-Month USD-LIBOR plus a specified spread	28,140	07/31/2013	RYL	1,054
Receive	DWRTFT Index	56,600	1-Month USD-LIBOR plus a specified spread	343,951	08/30/2013	RYL	12,883
Receive	DWRTFT Index	13,899	1-Month USD-LIBOR plus a specified spread	84,462	09/30/2013	RYL	3,163

							$64,816

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	S&P 500 Index	$0.041	02/15/2013	BRC	$2,290	$0	$0	$0

(i)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$13,600	$692	$259

(j)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		$24,100	$55	$(21)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		24,100	64	(8)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,500	218	(722)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,500	348	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		55,900	661	(2,181)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		55,900	1,088	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		57,200	686	(90)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		58,200	138	(51)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		58,200	138	(18)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		3,700	11	(8)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		4,900	13	(13)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		4,900	13	(11)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	8,500	45	0

								$3,478	$(3,127)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$38	$(8)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	(9)

						$89	$(19)

(k)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	998		$1,044	BRC	$8	$0	$8
01/2013		36,738		37,961	JPM	0	(169)	(169)
01/2013		342		361	RYL	6	0	6
01/2013	GBP	23,567		37,718	GSC	0	(566)	(566)
01/2013		445		719	RYL	0	(4)	(4)
01/2013		$606	AUD	584	HUS	1	(1)	0
01/2013		17,921	GBP	11,074	BRC	68	0	68
01/2013		17,927		11,073	DUB	60	0	60
01/2013		2,986		1,865	FBF	44	0	44
01/2013		1,070	ZAR	9,110	GSC	1	0	1
01/2013	ZAR	24,929		$2,820	JPM	0	(110)	(110)
02/2013	BRL	8,480		4,050	FBF	0	(74)	(74)
02/2013	CNY	6,067		952	JPM	0	(12)	(12)
02/2013	GBP	11,074		17,919	BRC	0	(68)	(68)
02/2013		11,073		17,926	DUB	0	(60)	(60)
02/2013		$23	BRL	47	DUB	0	0	0
02/2013		11,470		23,706	HUS	59	0	59
02/2013		339		708	MSC	6	0	6
02/2013		949	CNY	5,984	BRC	2	0	2
03/2013	CAD	26,661		$26,998	RBC	240	0	240
03/2013	EUR	54,489		71,143	BRC	0	(827)	(827)
03/2013		1,385		1,802	UAG	0	(27)	(27)
03/2013	GBP	2,624		4,264	UAG	2	0	2
03/2013		$536	EUR	404	HUS	0	(2)	(2)
04/2013		1,700	MXN	22,327	DUB	13	0	13
04/2013		2,642		34,888	HUS	34	0	34
04/2013		75		984	JPM	0	0	0

						$544	$(1,920)	$(1,376)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$4,102	$0	$4,102
Corporate Bonds & Notes
Banking & Finance	0	115,414	0	115,414
Industrials	0	646	530	1,176
Utilities	0	1,375	0	1,375
Municipal Bonds & Notes
West Virginia	0	80	0	80
U.S. Government Agencies	0	16,151	1,426	17,577
U.S. Treasury Obligations	0	1,859,184	0	1,859,184
Mortgage-Backed Securities	0	61,396	0	61,396
Asset-Backed Securities	0	44,622	0	44,622
Sovereign Issues	0	149,094	0	149,094
Short-Term Instruments
Certificates of Deposit	0	9,507	0	9,507
Commercial Paper	0	2,992	0	2,992
Repurchase Agreements	0	3,136	0	3,136
Central Funds Used for Cash Management Purposes	230,450	0	0	230,450
Purchased Options
Interest Rate Contracts	0	259	0	259
	$230,450	$2,267,958	$1,956	$2,500,364

Financial Derivative Instruments - Assets
Credit Contracts	0	453	0	453
Equity Contracts	0	67,195	0	67,195
Foreign Exchange Contracts	0	544	0	544
Interest Rate Contracts	266	1,209	0	1,475
	$266	$69,401	$0	$69,667

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(378)	0	(378)
Equity Contracts	0	(2,379)	0	(2,379)
Foreign Exchange Contracts	0	(1,920)	0	(1,920)
Interest Rate Contracts	0	(3,193)	(19)	(3,212)

	$0	$(7,870)	$(19)	$(7,889)

Totals	$230,716	$2,329,489	$1,937	$2,562,142

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$525	$0	$(29)	$0	$0	$34	$0	$0	$530	$35
U.S. Government Agencies	1,530	0	(104)	0	0	0	0	0	1,426	1
Asset-Backed Securities	7,843	0	(382)	47	21	259	0	(7,788)	0	0

	$9,898	$0	$(515)	$47	$21	$293	$0	$(7,788)	$1,956	$36
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(22)	$2	$0	$0	$9	$(8)	$0	$0	$(19)	$0

Totals	$9,876	$2	$(515)	$47	$30	$285	$0	$(7,788)	$1,937	$36

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$530	Third Party Vendor	Broker Quote	112.50
U.S. Government Agencies	1,426	Third Party Vendor	Broker Quote	100.50
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(19)	Indicative Market Quotations	Broker Quote	0.19 - 0.24

Total	$1,937

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 94.8%
PIMCO CommoditiesPLUS® Strategy Fund	105,395	$1,152
PIMCO Emerging Markets Bond Fund	126,431	1,580
PIMCO EqS Pathfinder Fund®	69,057	716
PIMCO EqS® Dividend Fund	108,399	1,212
PIMCO EqS® Emerging Markets Fund	117,043	1,038
PIMCO Global Advantage® Strategy Bond Fund	136,932	1,602
PIMCO High Yield Fund	165,000	1,591
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	174,713	1,220
PIMCO Low Duration Fund	373,564	3,926
PIMCO Mortgage Opportunities Fund	19,233	212
PIMCO Real Return Fund	607,509	7,454
PIMCO RealEstateRealReturn Strategy Fund	201,714	993
PIMCO Small Cap StocksPLUS® TR Fund	127,377	1,025
PIMCO StocksPLUS® Fund	359,299	2,997
PIMCO Total Return Fund	891,651	10,022

Total Mutual Funds (Cost $36,238)		36,740

EXCHANGE-TRADED FUNDS 0.3%
Vanguard MSCI Emerging Markets ETF	2,141	95

Total Exchange-Traded Funds (Cost $87)		95

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	232	2

Total Exchange-Traded Notes (Cost $18)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
U.S. TREASURY BILLS 0.0%
0.127% due 03/14/2013 (c)	$5	5

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 4.7%
PIMCO Short-Term Floating NAV Portfolio	130,734	1,308
PIMCO Short-Term Floating NAV Portfolio III	50,317	503

		1,811

Total Short-Term Instruments (Cost $1,818)		1,816

PURCHASED OPTIONS (f) 0.1%
(Cost $91)		45

Total Investments 99.9% (Cost $38,252)		$38,698
Written Options (g) (0.0%) (Premiums $20)		(9)
Other Assets and Liabilities (Net) 0.1%		60

Net Assets 100.0%		$38,749

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $55 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	10	$11

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$0	$0	$0
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	4	2	2
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		80	(1)	1	(2)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		60	(1)	1	(2)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	(1)	4	(5)

							$1	$8	$(7)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$100	$(2)	$(2)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$300	$16	$12

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	700	$4	$0
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		800	4	1

						$8	$1

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	31	$3	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	38	2	0

				$5	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	4	$6	$1
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	2	7	2
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	9	45	29

				$62	$32

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	31	$1	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	4	$1	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	2	2	0
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	9	16	(9)

				$19	$(9)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	9		$9	DUB	$0	$0	$0
01/2013		200		207	JPM	0	(1)	(1)
01/2013		$73	JPY	5,975	DUB	0	(4)	(4)
02/2013		700	BRL	1,443	UAG	2	0	2
03/2013	EUR	3		$4	BRC	0	0	0
03/2013		650		845	CBK	0	(13)	(13)

						$2	$(18)	$(16)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$36,740	$0	$0	$36,740
Exchange-Traded Funds	95	0	0	95
Exchange-Traded Notes	2	0	0	2
Short-Term Instruments
U.S. Treasury Bills	0	5	0	5
Central Funds Used for Cash Management Purposes	1,811	0	0	1,811
Purchased Options
Equity Contracts	32	0	0	32
Foreign Exchange Contracts	0	1	0	1
Interest Rate Contracts	0	12	0	12
	$38,680	$18	$0	$38,698

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Equity Contracts	11	0	0	11
Foreign Exchange Contracts	0	2	0	2
	$11	$4	$0	$15

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(9)	0	(9)
Equity Contracts	(9)	0	0	(9)
Foreign Exchange Contracts	0	(18)	0	(18)

	$(9)	$(27)	$0	$(36)

Totals	$38,682	$(5)	$0	$38,677

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 90.4%
PIMCO CommoditiesPLUS® Strategy Fund	357,295	$3,905
PIMCO Emerging Markets Bond Fund	254,467	3,181
PIMCO EqS Pathfinder Fund®	238,510	2,473
PIMCO EqS® Dividend Fund	218,213	2,440
PIMCO EqS® Emerging Markets Fund	317,102	2,813
PIMCO Global Advantage® Strategy Bond Fund	275,668	3,225
PIMCO High Yield Fund	331,957	3,200
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	394,935	2,757
PIMCO Low Duration Fund	72,321	760
PIMCO Mortgage Opportunities Fund	37,984	419
PIMCO Real Return Fund	1,133,449	13,907
PIMCO RealEstateRealReturn Strategy Fund	647,048	3,184
PIMCO Small Cap StocksPLUS® TR Fund	257,186	2,070
PIMCO StocksPLUS® Fund	997,605	8,320
PIMCO Total Return Fund	1,690,433	19,000

Total Mutual Funds (Cost $70,727)		71,654

EXCHANGE-TRADED FUNDS 0.8%
Vanguard MSCI Emerging Markets ETF	13,475	600

Total Exchange-Traded Funds (Cost $550)		600

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	526	5

Total Exchange-Traded Notes (Cost $41)		5

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
U.S. TREASURY BILLS 0.0%
0.164% due 08/22/2013 (c)	$5	5

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 8.7%
PIMCO Short-Term Floating NAV Portfolio	352,108	3,523
PIMCO Short-Term Floating NAV Portfolio III	340,991	3,408

		6,931

Total Short-Term Instruments (Cost $6,943)		6,936

PURCHASED OPTIONS (f) 0.2%
(Cost $333)		157

Total Investments 100.1% (Cost $78,594)		$79,352
Written Options (g) (0.0%) (Premiums $54)		(23)
Other Assets and Liabilities (Net) (0.1%)		(36)

Net Assets 100.0%		$79,293

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $89 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	24	$25

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$380	$(5)	$2	$(7)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		50	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		70	3	3	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		35	2	2	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		35	2	2	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	600	12	6	6
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		170	(2)	2	(4)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		130	(2)	2	(4)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		200	(3)	7	(10)

							$6	$25	$(19)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$300	$(5)	$(6)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$530	$6	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,100	59	42
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,300	48	25

							$113	$67

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	1,300	$7	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		1,700	10	2
Put - OTC EUR versus USD	DUB	1.000	05/22/2015	EUR	520	26	4

						$43	$7

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 13.000	01/19/2013	72	$7	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	100	6	0

				$13	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	12	$19	$2
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	3	11	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	5	16	7
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	23	118	74

				$164	$83

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 11.000	01/19/2013	72	$4	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	12	$4	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	5	3	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	23	43	(22)

				$50	$(23)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	17		$18	DUB	$0	$0	$0
01/2013		300		310	JPM	0	(1)	(1)
01/2013		$273	JPY	22,381	DUB	0	(14)	(14)
02/2013		1,470	BRL	3,031	UAG	4	0	4
03/2013	EUR	7		$9	BRC	0	0	0
03/2013		1,819		2,366	CBK	0	(37)	(37)
03/2013		$207	GBP	129	DUB	2	0	2

						$6	$(52)	$(46)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$71,654	$0	$0	$71,654
Exchange-Traded Funds	600	0	0	600
Exchange-Traded Notes	5	0	0	5
Short-Term Instruments
U.S. Treasury Bills	0	5	0	5
Central Funds Used for Cash Management Purposes	6,931	0	0	6,931
Purchased Options
Equity Contracts	83	0	0	83
Foreign Exchange Contracts	0	7	0	7
Interest Rate Contracts	0	67	0	67
	$79,273	$79	$0	$79,352

Financial Derivative Instruments - Assets
Credit Contracts	0	8	0	8
Equity Contracts	25	0	0	25
Foreign Exchange Contracts	0	6	0	6
	$25	$14	$0	$39

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(26)	0	(26)
Equity Contracts	(23)	0	0	(23)
Foreign Exchange Contracts	0	(52)	0	(52)

	$(23)	$(78)	$0	$(101)

Totals	$79,275	$15	$0	$79,290
(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 88.8%
PIMCO CommoditiesPLUS® Strategy Fund	387,935	$4,240
PIMCO Emerging Markets Bond Fund	172,447	2,156
PIMCO EqS Pathfinder Fund®	186,854	1,938
PIMCO EqS® Dividend Fund	148,614	1,662
PIMCO EqS® Emerging Markets Fund	239,009	2,120
PIMCO Global Advantage® Strategy Bond Fund	181,535	2,124
PIMCO High Yield Fund	225,610	2,175
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	435,366	3,039
PIMCO Mortgage Opportunities Fund	25,888	285
PIMCO Real Return Fund	601,530	7,381
PIMCO RealEstateRealReturn Strategy Fund	661,279	3,253
PIMCO Small Cap StocksPLUS® TR Fund	271,798	2,188
PIMCO StocksPLUS® Fund	843,191	7,032
PIMCO Total Return Fund	808,406	9,086

Total Mutual Funds (Cost $47,876)		48,679

EXCHANGE-TRADED FUNDS 2.3%
Vanguard MSCI Emerging Markets ETF	28,562	1,272

Total Exchange-Traded Funds (Cost $1,166)		1,272

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	281	3

Total Exchange-Traded Notes (Cost $22)		3

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.3%
U.S. TREASURY BILLS 0.0%
0.164% due 08/22/2013 (c)	$5	5

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 8.3%
PIMCO Short-Term Floating NAV Portfolio	271,071	2,712
PIMCO Short-Term Floating NAV Portfolio III	180,561	1,805

		4,517

Total Short-Term Instruments (Cost $4,527)		4,522

PURCHASED OPTIONS (f) 0.1%
(Cost $159)		77

Total Investments 99.5% (Cost $53,750)		$54,553
Written Options (g) (0.0%) (Premiums $40)		(18)
Other Assets and Liabilities (Net) 0.5%		316

Net Assets 100.0%		$54,851

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $76 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	19	$20

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$(1)	$0	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	300	7	4	3
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		130	(2)	1	(3)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		80	0	2	(2)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	(1)	4	(5)

							$3	$11	$(8)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$200	$(4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$280	$15	$10

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	900	$5	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		1,100	6	1

						$11	$2

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	38	$4	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	75	4	0

				$8	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	9	$14	$2
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	8	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	4	13	5
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	18	90	58

				$125	$65

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	38	$2	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	9	$3	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	4	3	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	18	32	(17)

				$38	$(18)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	11		$11	DUB	$0	$0	$0
01/2013		200		207	JPM	0	(1)	(1)
01/2013		$161	JPY	13,231	DUB	0	(9)	(9)
02/2013		1,000	BRL	2,062	UAG	3	0	3
03/2013	EUR	4		$5	BRC	0	0	0
03/2013		966		1,256	CBK	0	(19)	(19)

						$3	$(29)	$(26)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$48,679	$0	$0	$48,679
Exchange-Traded Funds	1,272	0	0	1,272
Exchange-Traded Notes	3	0	0	3
Short-Term Instruments
U.S. Treasury Bills	0	5	0	5
Central Funds Used for Cash Management Purposes	4,517	0	0	4,517
Purchased Options
Equity Contracts	65	0	0	65
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	10	0	10
	$54,536	$17	$0	$54,553

Financial Derivative Instruments - Assets
Credit Contracts	0	3	0	3
Equity Contracts	20	0	0	20
Foreign Exchange Contracts	0	3	0	3
	$20	$6	$0	$26

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11)	0	(11)
Equity Contracts	(18)	0	0	(18)
Foreign Exchange Contracts	0	(29)	0	(29)

	$(18)	$(40)	$0	$(58)

Totals	$54,538	$(17)	$0	$54,521

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 85.1%
PIMCO CommoditiesPLUS® Strategy Fund	556,332	$6,081
PIMCO Emerging Markets Bond Fund	121,790	1,522
PIMCO EqS Pathfinder Fund®	266,299	2,762
PIMCO EqS® Dividend Fund	199,568	2,231
PIMCO EqS® Emerging Markets Fund	373,845	3,316
PIMCO Global Advantage® Strategy Bond Fund	217,081	2,540
PIMCO High Yield Fund	154,435	1,489
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	828,664	5,784
PIMCO Long-Term U.S. Government Fund	77,778	859
PIMCO Mortgage Opportunities Fund	33,031	364
PIMCO Real Return Fund	518,194	6,358
PIMCO RealEstateRealReturn Strategy Fund	976,657	4,805
PIMCO Small Cap StocksPLUS® TR Fund	604,839	4,869
PIMCO StocksPLUS® Fund	1,461,126	12,186
PIMCO Total Return Fund	772,503	8,683

Total Mutual Funds (Cost $62,983)		63,849

EXCHANGE-TRADED FUNDS 4.0%
Vanguard MSCI Emerging Markets ETF	67,658	3,013

Total Exchange-Traded Funds (Cost $2,761)		3,013

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	381	4

Total Exchange-Traded Notes (Cost $30)		4

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.7%
U.S. TREASURY BILLS 0.0%
0.163% due 08/22/2013 (c)	$10	10

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 10.7%
PIMCO Short-Term Floating NAV Portfolio	601,933	6,023
PIMCO Short-Term Floating NAV Portfolio III	200,681	2,006

		8,029

Total Short-Term Instruments (Cost $8,047)		8,039

PURCHASED OPTIONS (f) 0.2%
(Cost $344)		169

Total Investments 100.0% (Cost $74,165)		$75,074
Written Options (g) (0.0%) (Premiums $64)		(31)
Other Assets and Liabilities (Net) 0.0%		20

Net Assets 100.0%		$75,063

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $10 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $135 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	36	$38

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$340	$(4)	$2	$(6)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	10	5	5
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		150	(1)	2	(3)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		120	(2)	2	(4)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		200	(3)	7	(10)

							$4	$21	$(17)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$300	$(5)	$(5)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$520	$6	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	800	42	31
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	990	37	19

							$85	$50

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	1,200	$7	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		1,500	8	1
Put - OTC EUR versus USD	DUB	1.000	05/22/2015	EUR	460	23	4

						$38	$6

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	50	$6	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	145	8	0

				$14	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	17	$27	$3
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	8	26	11
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	31	147	99

				$207	$113

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	50	$2	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	17	$5	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	8	6	(2)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	31	51	(29)

				$62	$(31)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	15		$16	DUB	$0	$0	$0
01/2013		300		310	JPM	0	(1)	(1)
01/2013		$489	JPY	40,120	DUB	0	(26)	(26)
02/2013		1,500	BRL	3,093	UAG	4	0	4
03/2013	EUR	6		$8	BRC	0	0	0
03/2013		1,394		1,813	CBK	0	(28)	(28)
03/2013		$207	GBP	129	DUB	2	0	2

						$6	$(55)	$(49)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$63,849	$0	$0	$63,849
Exchange-Traded Funds	3,013	0	0	3,013
Exchange-Traded Notes	4	0	0	4
Short-Term Instruments
U.S. Treasury Bills	0	10	0	10
Central Funds Used for Cash Management Purposes	8,029	0	0	8,029
Purchased Options
Equity Contracts	113	0	0	113
Foreign Exchange Contracts	0	6	0	6
Interest Rate Contracts	0	50	0	50
	$75,008	$66	$0	$75,074

Financial Derivative Instruments - Assets
Credit Contracts	0	6	0	6
Equity Contracts	38	0	0	38
Foreign Exchange Contracts	0	6	0	6
	$38	$12	$0	$50

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(23)	0	(23)
Equity Contracts	(31)	0	0	(31)
Foreign Exchange Contracts	0	(55)	0	(55)

	$(31)	$(78)	$0	$(109)

Totals	$75,015	$0	$0	$75,015

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 86.3%
PIMCO CommoditiesPLUS® Strategy Fund	450,133	$4,920
PIMCO Emerging Markets Bond Fund	70,848	885
PIMCO EqS Pathfinder Fund®	168,724	1,749
PIMCO EqS® Dividend Fund	123,854	1,385
PIMCO EqS® Emerging Markets Fund	211,015	1,872
PIMCO Global Advantage® Strategy Bond Fund	64,847	759
PIMCO High Yield Fund	45,023	434
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	580,394	4,051
PIMCO Long-Term U.S. Government Fund	144,140	1,593
PIMCO Mortgage Opportunities Fund	21,691	239
PIMCO Real Return Fund	218,162	2,677
PIMCO RealEstateRealReturn Strategy Fund	764,785	3,763
PIMCO Small Cap StocksPLUS® TR Fund	516,840	4,160
PIMCO StocksPLUS® Fund	1,053,701	8,788
PIMCO Total Return Fund	244,497	2,748

Total Mutual Funds (Cost $39,489)		40,023

EXCHANGE-TRADED FUNDS 6.3%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (a)	5,005	359
Vanguard MSCI Emerging Markets ETF	58,231	2,593

Total Exchange-Traded Funds (Cost $2,722)		2,952

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	221	2

Total Exchange-Traded Notes (Cost $17)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$218	218

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $225. Repurchase proceeds are $218.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 6.7%
PIMCO Short-Term Floating NAV Portfolio	250,974	2,511
PIMCO Short-Term Floating NAV Portfolio III	60,286	603

		3,114

Total Short-Term Instruments (Cost $3,334)		3,332

PURCHASED OPTIONS (f) 0.2%
(Cost $179)		93

Total Investments 100.0% (Cost $45,741)		$46,402
Written Options (g) (0.0%) (Premiums $45)		(22)
Other Assets and Liabilities (Net) 0.0%		1

Net Assets 100.0%		$46,381

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $104 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	27	$29

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$0	$1	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	4	2	2
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		100	(1)	1	(2)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		70	(1)	1	(2)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	(1)	4	(5)

							$1	$9	$(8)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$200	$(4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$270	$14	$10

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	800	$5	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		900	5	1

						$10	$2

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	29	$3	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	113	6	0

				$9	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	13	$21	$2
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	6	19	8
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	22	102	71

				$146	$81

(g) Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	29	$2	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	13	$4	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	6	4	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	22	35	(21)

				$43	$(22)

(h) Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	10		$10	DUB	$0	$0	$0
01/2013		200		207	JPM	0	(1)	(1)
01/2013		$208	JPY	17,055	DUB	0	(11)	(11)
02/2013		950	BRL	1,959	UAG	3	0	3
03/2013	EUR	4		$5	BRC	0	0	0
03/2013		861		1,120	CBK	0	(18)	(18)

						$3	$(30)	$(27)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$40,023	$0	$0	$40,023
Exchange-Traded Funds	2,952	0	0	2,952
Exchange-Traded Notes	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	218	0	218
Central Funds Used for Cash Management Purposes	3,114	0	0	3,114
Purchased Options
Equity Contracts	81	0	0	81
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	10	0	10
	$46,172	$230	$0	$46,402

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Equity Contracts	29	0	0	29
Foreign Exchange Contracts	0	3	0	3
	$29	$5	$0	$34

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(10)	0	(10)
Equity Contracts	(22)	0	0	(22)
Foreign Exchange Contracts	0	(30)	0	(30)
	$(22)	$(40)	$0	$(62)

Totals	$46,179	$195	$0	$46,374

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 84.8%
PIMCO CommoditiesPLUS® Strategy Fund	698,523	$7,635
PIMCO Emerging Markets Bond Fund	46,857	586
PIMCO EqS Pathfinder Fund®	229,807	2,383
PIMCO EqS® Dividend Fund	169,823	1,899
PIMCO EqS® Emerging Markets Fund	273,291	2,424
PIMCO High Yield Fund	58,968	568
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	935,091	6,527
PIMCO Long-Term U.S. Government Fund	237,360	2,623
PIMCO Mortgage Opportunities Fund	31,224	344
PIMCO Real Return Fund	170,112	2,087
PIMCO RealEstateRealReturn Strategy Fund	1,195,645	5,883
PIMCO Small Cap StocksPLUS® TR Fund	851,535	6,855
PIMCO StocksPLUS® Fund	1,690,191	14,096
PIMCO Total Return Fund	205,643	2,311

Total Mutual Funds (Cost $55,728)		56,221

EXCHANGE-TRADED FUNDS 7.9%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (a)	8,095	580
Vanguard MSCI Emerging Markets ETF	104,465	4,652

Total Exchange-Traded Funds (Cost $4,829)		5,232

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	398	4

Total Exchange-Traded Notes (Cost $31)		4

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$209	209
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $216. Repurchase proceeds are $209.)

U.S. TREASURY BILLS 0.0%
0.163% due 08/22/2013	10	10

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 6.8%
PIMCO Short-Term Floating NAV Portfolio	432,772	4,330
PIMCO Short-Term Floating NAV Portfolio III	20,291	203

		4,533

Total Short-Term Instruments (Cost $4,758)		4,752

PURCHASED OPTIONS (f) 0.3%
(Cost $363)		182

Total Investments 100.1% (Cost $65,709)		$66,391
Written Options (g) (0.1%) (Premiums $79)		(39)
Other Assets and Liabilities (Net) 0.0%		(16)

Net Assets 100.0%		$66,336

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $2 has been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $163 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	44	$46

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$280	$(3)	$1	$(4)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	(1)	(1)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		10	1	1	0
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		20	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		20	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	10	5	5
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		130	(2)	1	(3)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		110	(1)	2	(3)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		200	(3)	7	(10)

							$5	$20	$(15)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$200	$(4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$340	$4	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	540	29	21
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	700	26	13

							$59	$34

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	1,100	$6	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		1,400	8	1
Put - OTC EUR versus USD	DUB	1.000	05/22/2015	EUR	310	15	3

						$29	$5

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	53	$6	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	193	11	0

				$17	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	23	$36	$4
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	10	32	14
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	39	183	125

				$258	$143

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	53	$2	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	23	$7	$(1)
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	10	7	(2)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	39	63	(36)

				$77	$(39)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	14		$14	DUB	$0	$0	$0
01/2013		200		207	JPM	0	(1)	(1)
01/2013		$610	JPY	49,997	DUB	0	(32)	(32)
02/2013		1,490	BRL	3,073	UAG	4	0	4
03/2013	EUR	6		$8	BRC	0	0	0
03/2013		1,402		1,824	CBK	0	(28)	(28)
03/2013		$207	GBP	129	DUB	2	0	2

						$6	$(61)	$(55)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$56,221	$0	$0	$56,221
Exchange-Traded Funds	5,232	0	0	5,232
Exchange-Traded Notes	4	0	0	4
Short-Term Instruments
Repurchase Agreements	0	209	0	209
U.S. Treasury Bills	0	10	0	10
Central Funds Used for Cash Management Purposes	4,533	0	0	4,533
Purchased Options
Equity Contracts	143	0	0	143
Foreign Exchange Contracts	0	5	0	5
Interest Rate Contracts	0	34	0	34
	$66,133	$258	$0	$66,391

Financial Derivative Instruments - Assets
Credit Contracts	0	5	0	5
Equity Contracts	46	0	0	46
Foreign Exchange Contracts	0	6	0	6
	$46	$11	$0	$57

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(20)	0	(20)
Equity Contracts	(39)	0	0	(39)
Foreign Exchange Contracts	0	(61)	0	(61)

	$(39)	$(81)	$0	$(120)

Totals	$66,140	$188	$0	$66,328

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2045 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 85.9%
PIMCO CommoditiesPLUS® Strategy Fund	314,670	$3,439
PIMCO Emerging Markets Bond Fund	20,808	260
PIMCO EqS Pathfinder Fund®	102,910	1,067
PIMCO EqS® Dividend Fund	68,266	763
PIMCO EqS® Emerging Markets Fund	143,143	1,270
PIMCO High Yield Fund	26,327	254
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	410,089	2,862
PIMCO Long-Term U.S. Government Fund	96,415	1,065
PIMCO Mortgage Opportunities Fund	13,052	144
PIMCO Real Return Fund	20,518	252
PIMCO RealEstateRealReturn Strategy Fund	580,092	2,854
PIMCO Small Cap StocksPLUS® TR Fund	349,207	2,811
PIMCO StocksPLUS® Fund	724,653	6,044
PIMCO Total Return Fund	67,695	761

Total Mutual Funds (Cost $23,847)		23,846

EXCHANGE-TRADED FUNDS 7.8%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (a)	3,240	232
Vanguard MSCI Emerging Markets ETF	43,490	1,937

Total Exchange-Traded Funds (Cost $2,013)		2,169

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	38	1

Total Exchange-Traded Notes (Cost $3)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.0%
REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$259	259
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $265. Repurchase proceeds are $259.)

U.S. TREASURY BILLS 0.0%
0.164% due 08/22/2013 (c)	5	5

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 5.1%
PIMCO Short-Term Floating NAV Portfolio	140,538	1,406
PIMCO Short-Term Floating NAV Portfolio III	550	6

		1,412

Total Short-Term Instruments (Cost $1,678)		1,676

PURCHASED OPTIONS (f) 0.2%
(Cost $118)		62

Total Investments 99.9% (Cost $27,659)		$27,754
Written Options (g) (0.1%) (Premiums $34)		(17)
Other Assets and Liabilities (Net) 0.2%		45

Net Assets 100.0%		$27,782

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $76 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	19	$20

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017	EUR 40	$(1)	$0	$(1)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017	40	0	1	(1)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017	100	(1)	4	(5)

						$(2)	$5	$(7)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$100	$(2)	$(2)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD 400	$2	$0
Put - OTC AUD versus USD	MSX	0.980	02/15/2013	600	4	1

					$6	$1

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	5	$1	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	81	4	0

				$5	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	9	$14	$2
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	4	13	5
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	17	80	54

				$107	$61

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	5	$0	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	9	$3	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	4	3	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	17	28	(16)

				$34	$(17)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	100		$103	BOA	$0	$0	$0
01/2013		6		6	DUB	0	0	0
02/2013		$590	BRL	1,217	UAG	2	1	1

						$2	$1	$1

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$23,846	$0	$0	$23,846
Exchange-Traded Funds	2,169	0	0	2,169
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	259	0	259
U.S. Treasury Bills	0	5	0	5
Central Funds Used for Cash Management Purposes	1,412	0	0	1,412
Purchased Options
Equity Contracts	61	0	0	61
Foreign Exchange Contracts	0	1	0	1
	$27,489	$265	$0	$27,754

Financial Derivative Instruments - Assets
Equity Contracts	20	0	0	20
Foreign Exchange Contracts	0	2	0	2
	$20	$2	$0	$22

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(7)	0	(7)
Equity Contracts	(17)	0	0	(17)
Foreign Exchange Contracts	0	(1)	0	(1)

	$(17)	$(8)	$0	$(25)

Totals	$27,492	$259	$0	$27,751

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 83.3%
PIMCO CommoditiesPLUS® Strategy Fund	469,405	$5,131
PIMCO CommodityRealReturn Strategy Fund®	26,971	179
PIMCO Emerging Markets Bond Fund	33,316	417
PIMCO EqS Pathfinder Fund®	152,285	1,579
PIMCO EqS® Dividend Fund	109,949	1,229
PIMCO EqS® Emerging Markets Fund	199,303	1,768
PIMCO High Yield Fund	42,133	406
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	598,687	4,179
PIMCO Long-Term U.S. Government Fund	144,641	1,598
PIMCO Mortgage Opportunities Fund	19,076	210
PIMCO Real Return Fund	14,017	172
PIMCO RealEstateRealReturn Strategy Fund	874,432	4,302
PIMCO Small Cap StocksPLUS® TR Fund	521,931	4,202
PIMCO StocksPLUS® Fund	1,062,852	8,864
PIMCO Total Return Fund	61,842	695

Total Mutual Funds (Cost $35,034)		34,931

EXCHANGE-TRADED FUNDS 7.8%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (a)	4,720	338
Vanguard MSCI Emerging Markets ETF	66,073	2,942

Total Exchange-Traded Funds (Cost $3,041)		3,280

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	207	2

Total Exchange-Traded Notes (Cost $16)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.3%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$261	261

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $271. Repurchase proceeds are $261.)
U.S. TREASURY BILLS 0.0%
0.164% due 08/22/2013 (c)	5	5

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 7.7%
PIMCO Short-Term Floating NAV Portfolio	320,598	3,208
PIMCO Short-Term Floating NAV Portfolio III	610	6

		3,214

Total Short-Term Instruments (Cost $3,484)		3,480

PURCHASED OPTIONS (f) 0.3%
(Cost $256)		131

Total Investments 99.7% (Cost $41,831)		$41,824
Written Options (g) (0.1%) (Premiums $49)		(25)
Other Assets and Liabilities (Net) 0.4%		148

Net Assets 100.0%		$41,947

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $132 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	27	$29

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$230	$(3)	$1	$(4)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	(1)	(1)	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	200	4	2	2
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		90	(1)	1	(2)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		70	0	2	(2)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	(1)	4	(5)

							$1	$12	$(11)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$200	$(4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$310	$4	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	510	27	19
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	880	33	17

							$64	$36

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	700	$4	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		800	4	1
Put - OTC EUR versus USD	DUB	1.000	05/22/2015	EUR	280	14	2

						$22	$4

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	28	$3	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	112	6	0

				$9	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	14	$22	$3
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	6	19	8
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	25	116	80

				$161	$91

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	28	$1	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	14	$4	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	6	4	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	25	40	(24)

				$48	$(25)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	8		$8	DUB	$0	$0	$0
01/2013		253		261	JPM	0	(1)	(1)
01/2013		$352	JPY	28,901	DUB	0	(19)	(19)
02/2013		870	BRL	1,794	UAG	3	0	3
03/2013	EUR	3		$4	BRC	0	0	0
03/2013		683		888	CBK	0	(14)	(14)
03/2013		$207	GBP	129	DUB	2	0	2

						$5	$(34)	$(29)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$34,931	$0	$0	$34,931
Exchange-Traded Funds	3,280	0	0	3,280
Exchange-Traded Notes	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	261	0	261
U.S. Treasury Bills	0	5	0	5
Central Funds Used for Cash Management Purposes	3,214	0	0	3,214
Purchased Options
Equity Contracts	91	0	0	91
Foreign Exchange Contracts	0	4	0	4
Interest Rate Contracts	0	36	0	36
	$41,518	$306	$0	$41,824

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Equity Contracts	29	0	0	29
Foreign Exchange Contracts	0	5	0	5
	$29	$7	$0	$36

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(13)	0	(13)
Equity Contracts	(25)	0	0	(25)
Foreign Exchange Contracts	0	(34)	0	(34)

	$(25)	$(47)	$0	$(72)

Totals	$41,522	$266	$0	$41,788

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund

December 31, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 92.2%
PIMCO CommoditiesPLUS® Strategy Fund	127,809	$1,397
PIMCO Emerging Markets Bond Fund	198,596	2,482
PIMCO EqS Pathfinder Fund®	70,395	730
PIMCO EqS® Dividend Fund	120,908	1,352
PIMCO EqS® Emerging Markets Fund	111,932	993
PIMCO Global Advantage® Strategy Bond Fund	169,305	1,981
PIMCO High Yield Fund	204,364	1,970
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	179,690	1,254
PIMCO Low Duration Fund	468,326	4,922
PIMCO Mortgage Opportunities Fund	23,466	259
PIMCO Real Return Fund	772,351	9,477
PIMCO RealEstateRealReturn Strategy Fund	250,843	1,234
PIMCO Small Cap StocksPLUS® TR Fund	156,027	1,256
PIMCO StocksPLUS® Fund	363,253	3,030
PIMCO Total Return Fund	1,186,249	13,333

Total Mutual Funds (Cost $44,774)		45,670

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	314	3

Total Exchange-Traded Notes (Cost $25)		3

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$244	244
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $251. Repurchase proceeds are $244.)

U.S. TREASURY BILLS 0.0%
0.127% due 03/14/2013 (c)	5	5

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 7.1%
PIMCO Short-Term Floating NAV Portfolio	351,429	3,517
PIMCO Short-Term Floating NAV Portfolio III	120	1

		3,518

Total Short-Term Instruments (Cost $3,771)		3,767

PURCHASED OPTIONS (f) 0.2%
(Cost $213)		100

Total Investments 100.0% (Cost $48,783)		$49,540
Written Options (g) (0.0%) (Premiums $26)		(10)
Other Assets and Liabilities (Net) 0.0%		(5)

Net Assets 100.0%		$49,525

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	Cash of $55 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index March Futures	Short	03/2013	9	$10

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$260	$(3)	$2	$(5)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		40	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	400	8	4	4
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		130	(2)	1	(3)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		80	(1)	2	(3)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	(1)	4	(5)

							$5	$16	$(11)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.380%	$200	$(4)	$(4)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$450	$5	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,000	54	38
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,130	42	22

							$101	$60

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$0.980	02/15/2013	AUD	800	$4	$1
Put - OTC AUD versus USD	MSX	0.980	02/15/2013		1,000	6	1
Put - OTC EUR versus USD	DUB	1.000	05/22/2015	EUR	410	20	3

						$30	$5

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	43	$5	$0
Put - CBOE iShares FTSE China 25 Index Fund	28.000	02/16/2013	37	2	0

				$7	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	01/19/2013	4	$6	$1
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	0
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	2	7	2
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	10	55	32

				$75	$35

(g)	Written options outstanding as of December 31, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	43	$2	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	01/19/2013	4	$1	$0
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	2	2	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	10	21	(9)

				$24	$(10)

(h)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	10		$10	DUB	$0	$0	$0
01/2013		200		207	JPM	0	(1)	(1)
01/2013		$119	JPY	9,732	DUB	0	(6)	(6)
02/2013		920	BRL	1,897	UAG	2	0	2
03/2013	EUR	4		$5	BRC	0	0	0
03/2013		901		1,172	CBK	0	(18)	(18)
03/2013		$207	GBP	129	DUB	2	0	2

						$4	$(25)	$(21)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Mutual Funds	$45,670	$0	$0	$45,670
Exchange-Traded Notes	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	244	0	244
U.S. Treasury Bills	0	5	0	5
Central Funds Used for Cash Management Purposes	3,518	0	0	3,518
Purchased Options
Equity Contracts	35	0	0	35
Foreign Exchange Contracts	0	5	0	5
Interest Rate Contracts	0	60	0	60
	$49,226	$314	$0	$49,540

Financial Derivative Instruments - Assets
Credit Contracts	0	5	0	5
Equity Contracts	10	0	0	10
Foreign Exchange Contracts	0	4	0	4
	$10	$9	$0	$19

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(16)	0	(16)
Equity Contracts	(10)	0	0	(10)
Foreign Exchange Contracts	0	(25)	0	(25)

	$(10)	$(41)	$0	$(51)

Totals	$49,226	$282	$0	$49,508

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 89.9%
Acosta, Inc.
5.000% due 03/02/2018		$5,941	$6,001
AES Corp.
4.250% due 05/27/2018		4,627	4,683
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018		15,975	16,135
Alliance Boots Holdings Ltd.
3.086% due 07/05/2015	EUR	2,000	2,630
Alliance Data Systems Corp.
2.220% due 05/24/2017		$15,859	15,225
Alliance Laundry Systems LLC
5.250% due 12/07/2018		3,475	3,514
Alliant Holdings, Inc.
4.750% due 12/20/2019		7,975	7,997
Allison Transmission, Inc.
2.710% due 08/07/2014		1,587	1,598
4.250% due 08/23/2019		9,439	9,545
AMC Entertainment, Inc.
4.750% due 02/22/2018		1,225	1,237
Ameristar Casinos, Inc.
4.000% due 04/14/2018		4,922	4,964
Ancestry.com
6.750% due 12/28/2018		7,000	6,778
Aptalis Pharma, Inc.
5.500% due 02/11/2017		4,466	4,500
ARAMARK Corp.
2.084% due 01/26/2014		103	103
3.462% due 07/26/2016		2,588	2,604
Arch Coal, Inc.
5.750% due 05/16/2018		13,945	14,122
Ardent Medical Services, Inc.
6.750% due 05/02/2018		11,475	11,704
Ashland, Inc.
3.750% due 08/23/2018		5,471	5,543
Asurion LLC
4.750% due 07/10/2017		2,422	2,441
5.500% due 05/24/2018		10,370	10,489
August LuxUK Holding Co. SARL
6.250% due 04/27/2018		3,383	3,434
August U.S. Holding Co., Inc.
6.250% due 04/27/2018		2,602	2,641
Avaya, Inc.
3.062% due 10/24/2014		7,836	7,689
Avis Budget Car Rental LLC
4.250% due 03/13/2019		657	664
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		6,884	6,945
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		1,965	1,978
Bausch & Lomb, Inc.
4.750% due 11/18/2015		6,000	6,056
5.250% due 05/17/2019		7,489	7,566
BBHI Acquisition LLC
4.500% due 12/14/2017		2,859	2,881
Berry Plastics Corp.
2.212% due 04/03/2015		6,987	6,963
Biomet, Inc.
3.960% - 4.060% due 07/25/2017		21,336	21,496
BJ’s Wholesale Club, Inc.
5.750% due 09/26/2019		14,475	14,695
9.750% due 03/31/2020		4,000	4,135
BNY ConvergEx Group LLC
5.250% due 12/16/2016		1,767	1,723
Booz Allen Hamilton, Inc.
4.500% due 07/31/2019		3,000	3,039
Brickman Group Holdings, Inc.
5.500% due 10/16/2016		3,050	3,103
Burger King Corp.
2.563% due 09/28/2017		2,484	2,475
3.750% due 09/28/2019		2,993	3,017
Caesars Entertainment Operating Co., Inc.
5.460% due 01/28/2018		1,131	1,013
9.500% due 10/31/2016		491	499
Calpine Corp.
4.500% due 04/01/2018		5,901	5,969
4.500% due 10/09/2019		3,342	3,379
Cannery Casino Resorts LLC
6.000% due 10/01/2018		2,980	2,980

Capsugel Holdings U.S., Inc.
4.750% due 08/01/2018	2,504	2,536
Cardinal Health, Inc.
4.209% due 09/15/2016	987	994
Catalent Pharma Solutions, Inc.
5.250% due 09/15/2017	3,970	4,020
CB Richard Ellis Services, Inc.
3.710% - 5.750% due 09/04/2019	5,955	5,970
CCC Information Services
5.000% due 12/17/2019	5,225	5,253
CCM Merger, Inc.
6.000% due 03/01/2017	5,493	5,515
CCO Holdings LLC
2.712% due 09/06/2014	2,000	2,004
Celanese U.S. Holdings LLC
3.109% due 10/31/2016	1,246	1,259
Charter Communications, Inc.
2.712% due 09/06/2014	500	501
3.470% due 09/06/2016	1,279	1,287
4.000% due 05/15/2019	4,963	5,008
Chesapeake Energy Corp.
5.750% due 12/02/2017	5,000	5,016
CHG Buyer Corp.
5.000% due 11/19/2019	4,975	4,987
Chrysler Group LLC
6.000% due 05/24/2017	2,960	3,029
Cinemark USA, Inc.
3.210% due 12/18/2019	2,500	2,511
Clear Channel Communications, Inc.
3.612% due 07/30/2014	10,618	10,356
3.862% due 01/29/2016	4,000	3,325
CNO Financial Group, Inc.
4.250% due 09/28/2016	2,375	2,394
5.000% due 09/28/2018	10,011	10,100
Cogeco Cable, Inc.
4.500% due 11/30/2019	8,975	9,072
Colfax Corp.
4.500% due 01/13/2019	12,900	13,035
CommScope, Inc.
4.250% due 01/14/2018	13,360	13,469
Community Health Systems, Inc.
2.712% due 10/25/2016	8,252	8,250
3.811% due 01/25/2017	535	539
Consolidated Container Co. LLC
5.000% due 07/03/2019	9,975	10,044
Convatec, Inc.
5.000% due 12/22/2016	6,000	6,090
Covanta Energy Corp.
4.000% due 03/28/2019	1,489	1,509
CPG International, Inc.
5.750% due 09/21/2019	7,481	7,522
Crown Castle Operating Co.
4.000% due 01/31/2019	7,411	7,463
CSC Holdings LLC
1.962% due 03/29/2016	14,627	14,703
Cumulus Media, Inc.
3.690% due 09/16/2018	3,058	3,072
Cunningham Lindsey Group, Inc.
5.000% due 12/07/2019	8,975	9,065
9.250% due 06/07/2020	1,250	1,281
David’s Bridal, Inc.
5.000% due 10/11/2019	9,975	10,014
DaVita, Inc.
4.000% due 11/01/2019	9,750	9,839
4.500% due 10/20/2016	2,483	2,504
Dealer Computer Services, Inc.
3.750% due 04/21/2018	2,243	2,258
Del Monte Foods Co.
4.500% due 02/16/2018	14,380	14,431
Delos Aircraft, Inc.
4.750% due 04/12/2016	6,700	6,784
Delphi Corp.
3.500% due 03/31/2017	5,229	5,263
Delta SARL
6.000% due 04/27/2019	6,948	7,060
DineEquity, Inc.
4.250% due 10/19/2017	2,169	2,191
DJO Finance LLC
6.250% due 09/15/2017	5,955	6,007
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	2,409	2,419
Dollar General Corp.
2.962% due 07/07/2014	2,450	2,469
Dunkin’ Brands, Inc.
4.000% - 5.250% due 11/23/2017	10,339	10,427

Emergency Medical Services Corp.
5.250% due 05/25/2018	11,293	11,392
Endo Pharmaceuticals Holdings, Inc.
2.000% due 06/17/2016	2,801	2,807
4.000% due 06/17/2018	3,078	3,111
EP Energy LLC
4.500% due 04/23/2019	8,000	8,046
5.000% due 05/24/2018	8,000	8,067
Express Scripts, Inc.
1.962% due 08/29/2016	10,229	10,224
Federal Mogul Corp.
2.148% due 12/27/2014	7,506	6,910
2.148% due 12/27/2015	2,812	2,589
Ferrara Candy Co.
7.500% - 8.500% due 06/18/2018	10,955	11,092
First Data Corp.
2.961% due 09/24/2014	906	908
4.211% due 03/24/2018	4,000	3,819
5.211% due 09/27/2018	8,000	7,865
Firth Rixson PLC
5.250% due 05/30/2017	5,000	5,044
Flextronics International Ltd.
2.462% due 10/01/2014	5,134	5,146
Fortescue Metals Group Ltd.
5.250% due 10/18/2017	19,956	20,157
Foxco Acquisition Sub LLC
5.500% due 07/31/2017	11,970	12,155
FPC Holdings, Inc.
5.250% due 11/27/2019	2,500	2,510
Freedom Group, Inc.
5.500% due 04/19/2019	9,407	9,195
Freescale Acquisition Corp.
4.464% due 12/01/2016	9,388	9,231
6.000% due 02/28/2019	496	494
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	4,429	4,446
General Nutrition Centers, Inc.
3.750% due 03/02/2018	3,496	3,511
Genpact International, Inc.
4.250% due 08/30/2019	5,000	5,056
Georgia Gulf Corp.
4.000% due 12/30/2013	3,000	2,984
Getty Images, Inc.
4.750% due 10/18/2019	14,975	15,015
GFA Brands, Inc.
7.000% due 07/02/2018	3,743	3,799
Goodyear Engineered Products
2.470% due 07/31/2014	8,679	8,612
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	5,000	5,042
Gray Television, Inc.
0.000% - 4.750% due 10/12/2019	7,712	7,765
Greeneden U.S. Holdings LLC
6.750% due 01/31/2019	2,481	2,515
Grifols, Inc.
4.500% due 06/01/2017	3,001	3,034
Gymboree Corp.
5.000% due 02/23/2018	5,052	4,670
Harrah’s Operating Co., Inc.
3.210% due 01/28/2015	10,467	10,321
HCA, Inc.
3.462% due 05/01/2018	25,953	26,053
3.561% due 03/31/2017	2,323	2,333
HD Supply, Inc.
7.250% due 10/12/2017	11,463	11,797
Health Management Associates, Inc.
2.570% due 11/18/2016	7,702	7,711
4.500% due 11/18/2018	6,395	6,455
Hertz Corp.
3.750% due 03/11/2018	10,059	10,079
Hologic, Inc.
4.500% due 08/01/2019	6,983	7,075
Huntsman International LLC
2.462% - 2.507% due 06/30/2016	2,449	2,454
2.757% due 04/19/2017	1,239	1,241
IASIS Healthcare LLC
5.000% due 05/03/2018	7,885	7,925
IMG Worldwide, Inc.
5.500% due 06/16/2016	2,955	2,973
IMS Health, Inc.
4.500% due 08/26/2017	7,930	7,992
Ineos U.S. Finance LLC
5.500% due 04/27/2015	1,985	2,022
6.500% due 04/27/2018	3,221	3,261
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	14,934	15,073

Interactive Data Corp.
4.500% due 02/11/2018		3,970	3,996
ISS Holdings A/S
3.684% due 04/30/2015	EUR	976	1,292
J. Crew Group, Inc.
4.500% due 03/07/2018		$3,970	3,992
JBS USA Holdings, Inc.
4.250% due 05/25/2018		2,963	2,963
JMC Steel Group
4.750% due 04/01/2017		3,135	3,174
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	5,600	7,444
4.250% due 02/01/2019		$1,988	2,002
KAR Auction Services, Inc.
5.000% due 05/18/2017		1,475	1,491
Kinetic Concepts, Inc.
5.000% due 11/04/2016		1,486	1,496
5.500% - 6.500% due 05/04/2018		16,403	16,608
Kion Group GmbH
3.360% due 12/23/2014	EUR	274	358
3.860% due 12/29/2015		489	643
Kronos, Inc.
5.500% due 10/30/2019		$14,000	14,166
9.750% due 04/26/2020		3,000	3,015
Las Vegas Sands LLC
1.760% due 05/23/2014		3,305	3,318
2.760% due 11/23/2015		569	570
2.760% due 11/23/2016		6,467	6,490
Lawson Software, Inc.
5.250% due 04/05/2018		3,988	4,032
5.750% due 10/05/2016		3,106	3,151
Leslie’s Poolmart, Inc.
2.000% - 5.250% due 10/16/2019		6,485	6,538
Level 3 Financing, Inc.
4.750% due 02/01/2016		1,400	1,418
LIN Television Corp.
4.000% due 12/21/2018		2,965	2,987
Live Nation Entertainment, Inc.
4.500% due 11/06/2016		2,924	2,942
Manitowoc Co., Inc.
3.250% due 05/13/2016		3,783	3,779
4.250% due 11/13/2017		192	194
MCC Georgia LLC
4.500% due 10/23/2017		982	985
Medassets Inc.
3.250% due 12/13/2019		990	991
Mediacom LLC
4.500% due 10/23/2017		2,947	2,945
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		4,834	4,854
MGM Resorts International
4.250% due 12/20/2019		19,950	20,193
Michael Foods Group, Inc.
4.250% due 02/25/2018		3,103	3,129
Michaels Stores, Inc.
4.813% - 4.875% due 07/31/2016		3,000	3,031
Moelnlycke Health Care AB
2.110% due 03/30/2015	EUR	1,346	1,774
2.360% due 03/30/2016		577	765
MRC Global, Inc.
6.250% - 7.250% due 11/09/2019		$7,000	7,026
MultiPlan, Inc.
4.750% due 08/18/2017		8,015	8,075
NBTY, Inc.
4.250% due 10/01/2017		3,582	3,621
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		10,000	10,032
Neustar, Inc.
5.000% due 11/08/2018		1,185	1,194
NGPL PipeCo LLC
6.750% due 09/15/2017		3,857	3,956
Nielsen Finance LLC
2.213% due 08/09/2013		302	302
2.463% due 02/02/2017		2,936	2,928
3.463% due 05/01/2016		4,429	4,458
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019		5,459	5,503
Novelis, Inc.
4.000% due 03/10/2017		10,850	10,957
NRG Energy, Inc.
4.000% due 07/01/2018		4,526	4,581
Nuveen Investments, Inc.
5.810% - 5.813% due 05/13/2017		14,924	15,004
NXP BV
4.500% due 03/04/2017		3,414	3,483
4.750% due 01/11/2020		12,490	12,564
5.250% due 04/03/2019		4,963	5,013

Oberthur Technologies S.A.
6.252% due 08/03/2018		3,980	3,955
OSI Restaurant Partners LLC
4.750% - 5.750% due 10/26/2019		17,500	17,695
Oxbow Carbon & Minerals LLC
3.712% due 05/08/2016		1,980	1,989
Par Pharmaceutical Cos., Inc.
5.000% due 09/28/2019		15,573	15,594
Penn National Gaming, Inc.
3.750% due 07/14/2018		15,819	15,903
Petco Animal Supplies, Inc.
4.500% due 11/24/2017		7,475	7,540
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		3,069	3,122
Phillips Van Heusen Corp.
3.250% due 12/19/2019		19,950	20,096
Pilot Travel Centers LLC
4.250% due 08/07/2019		3,491	3,523
Pinafore LLC
4.250% due 09/29/2016		14,647	14,766
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019		1,985	2,002
Pinnacle Foods Finance LLC
2.714% due 04/02/2014		440	441
3.714% due 10/02/2016		1,951	1,963
4.750% due 10/17/2018		5,465	5,519
Plains Exploration & Production Co.
4.000% due 11/30/2019		10,000	10,046
Polyone Corp.
5.000% due 12/21/2017		1,982	2,004
PQ Corp.
5.250% due 05/08/2017		3,488	3,510
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019		2,796	2,833
Progressive Waste Solutions Ltd.
3.500% due 10/24/2019		6,933	7,002
ProSiebenSat. Media AG
2.065% due 07/03/2015	EUR	1,083	1,415
Quintiles Transnational Corp.
4.500% due 06/08/2018		$15,870	15,934
Realogy Corp.
4.461% due 10/10/2016		6,964	6,995
Regent Seven Seas Cruises, Inc.
6.250% due 12/21/2018		4,938	5,012
Residential Cap LLC
5.000% due 11/18/2013		7,000	7,044
Rexnord LLC
4.500% due 04/01/2018		7,142	7,216
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		14,913	15,117
RFC Borrower LLC
6.750% due 11/18/2013		1,000	1,013
Rite Aid Corp.
1.970% due 06/04/2014		6,586	6,556
4.500% due 03/03/2018		1,492	1,491
Riverbed Technology, Inc.
4.000% due 12/18/2019		7,975	8,055
Rockwood Holdings, Inc.
3.500% due 02/10/2018		2,052	2,074
Roofing Supply Group LLC
5.000% due 05/31/2019		11,471	11,536
Rovi Corp.
4.000% due 03/29/2019		4,963	4,907
RPI Finance Trust
3.500% due 05/09/2018		13,175	13,302
4.000% due 11/09/2018		3,964	4,010
Sage Products, Inc.
5.250% due 12/13/2019		7,975	8,045
9.250% due 06/13/2020		3,975	3,995
Samson Investment Co.
6.000% due 09/25/2018		11,960	12,087
SBA Senior Finance LLC
3.750% due 06/30/2018		2,945	2,956
3.750% due 09/28/2019		5,000	5,031
Schaeffler AG
4.000% due 01/27/2017		4,500	4,556
Scientific Games International, Inc.
3.210% - 3.220% due 06/30/2015		4,986	4,997
Sealed Air Corp.
4.000% due 10/03/2018		5,629	5,717
Sensata Technologies BV
3.750% due 05/12/2018		3,940	3,960
Sensus USA, Inc.
4.750% due 05/09/2017		2,857	2,868

Sequa Corp.
5.000% due 05/19/2017		9,000	9,075
Serta Simmons Holdings LLC
5.000% due 10/01/2019		11,015	11,046
ServiceMaster Co.
2.710% due 07/24/2014		14,276	14,290
Six3 Systems, Inc.
7.000% due 09/11/2019		6,000	6,007
Smart & Final Stores LLC
5.750% due 11/15/2019		6,975	6,984
Sophia LP
6.250% due 07/19/2018		1,454	1,474
Southern Grapics, Inc.
5.000% due 10/17/2019		5,000	5,013
Spectrum Brands Holdings, Inc.
4.500% due 12/17/2019		17,500	17,674
Spirit Aerosystems, Inc.
3.750% due 04/18/2019		5,970	6,017
Springleaf Financial Funding Co.
5.500% due 05/10/2017		20,168	20,086
SRA International, Inc.
6.500% due 07/20/2018		1,226	1,172
SS&C Technologies, Inc.
5.000% due 03/14/2019		1,400	1,416
Station Casinos, Inc.
5.500% due 09/28/2019		9,476	9,556
Strylon SARL Corp.
8.000% due 08/02/2017		3,500	3,431
SunCoke Energy, Inc.
4.000% due 07/26/2018		1,180	1,183
SunGard Data Systems, Inc.
1.959% due 02/28/2014		3,539	3,552
3.835% - 3.937% due 02/28/2016		4,428	4,458
4.500% due 01/31/2020		9,000	9,101
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		3,745	3,779
Symphonyiri Group, Inc.
5.000% - 6.000% due 12/01/2017		2,411	2,418
Syniverse Technologies, Inc.
5.000% due 04/23/2019		7,960	8,030
TallGrass Operations LLC
5.250% due 11/13/2018		7,975	8,075
Taminco Global Chemical Corp.
5.250% due 02/15/2019		4,963	5,014
TCW Group, Inc.
4.000% due 12/20/2019		1,328	1,331
Telesat LLC
4.250% due 03/28/2019		4,975	5,019
Terex Corp.
4.500% due 04/28/2017		1,333	1,349
Toys “R” Us - Delaware, Inc.
5.250% due 05/25/2018		5,953	5,662
TransDigm, Inc.
4.000% due 02/14/2017		9,764	9,841
TransUnion LLC
5.500% due 02/10/2018		1,883	1,912
Tribune Co.
4.000% due 12/31/2019		19,000	19,002
Tronox Pigments B.V.
1.000% - 4.250% due 02/08/2018		5,423	5,483
Tube City IMS Corp.
5.750% due 03/20/2019		6,454	6,534
TW Telecom, Inc.
3.470% due 12/30/2016		1,989	2,001
U.S. Airways Group, Inc.
2.712% due 03/23/2014		5,500	5,435
U.S. Foods, Inc.
5.750% due 03/31/2017		11,947	12,014
U.S. Renal Care, Inc.
6.250% due 07/03/2019		995	1,010
United Biscuits Ltd.
2.750% due 12/15/2014	GBP	2,000	3,219
United Surgical Partners
1.000% due 04/03/2019		$3,000	3,035
United Surgical Partners International, Inc.
5.250% due 04/19/2017		5,941	5,968
6.000% due 04/03/2019		1,065	1,077
Univar, Inc.
5.000% due 06/30/2017		9,839	9,836
Universal Health Services, Inc.
3.750% due 11/15/2016		1,749	1,759
Univision Communications, Inc.
2.212% due 09/29/2014		4,620	4,622
4.462% due 03/31/2017		10,444	10,293
UPC Holding BV
3.714% due 12/31/2016		4,000	3,985

4.114% due 12/31/2017	EUR	1,000	1,327
USI Holdings Corp.
5.000% due 12/27/2019		$5,225	5,221
Valeant Pharmaceuticals International
4.250% due 02/13/2019		18,988	19,129
Verifone Systems, Inc.
4.250% due 12/28/2018		645	647
Vertafore, Inc.
5.250% due 07/29/2016		985	997
Visant Corp.
5.250% due 12/22/2016		4,416	4,012
Vodafone Americas Finance
6.250% due 07/24/2016		3,016	3,114
VWR Funding, Inc.
2.712% due 06/29/2014		725	726
4.462% due 04/03/2017		1,195	1,202
Walter Energy, Inc.
5.750% due 04/01/2018		8,456	8,535
Walter Investment Management Corp.
5.750% due 11/28/2017		7,036	7,076
Warner Chilcott Co. LLC
3.212% due 08/21/2017		3,575	3,578
4.250% due 03/15/2018		16,689	16,815
WaveDivision Holdings LLC
5.500% due 08/31/2019		5,000	5,059
Weather Channel, Inc.
4.250% due 02/11/2017		9,828	9,947
Weight Watchers International, Inc.
2.500% - 2.563% due 03/15/2017		963	960
4.000% due 03/15/2019		4,689	4,729
Wendy’s International, Inc.
4.750% due 05/15/2019		4,988	5,045
West Corp.
5.750% due 06/30/2018		8,905	9,033
Wilsonart International Holdings LLC
5.500% due 10/31/2019		17,500	17,657
Wireco WorldGroup, Inc.
6.000% due 02/15/2017		998	1,012
WMG Acquisition Corp.
5.250% due 11/01/2018		9,950	10,079
Wolverine Healthcare Analytics, Inc.
5.750% due 06/06/2019		5,985	6,004
Wolverine World Wide, Inc.
4.000% due 07/31/2019		1,366	1,376
Yankee Candle, Co.
5.250% due 04/02/2019		3,610	3,655

Total Bank Loan Obligations (Cost $1,788,008)			1,807,962

CORPORATE BONDS & NOTES 6.1%
BANKING & FINANCE 0.4%
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/2023		2,000	2,128
CIT Group, Inc.
4.250% due 08/15/2017		1,000	1,034
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,545
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,021
Hub International Ltd.
8.125% due 10/15/2018		500	515
Ineos Finance PLC
7.500% due 05/01/2020		500	526
International Lease Finance Corp.
5.750% due 05/15/2016		625	662
Nationstar Mortgage LLC
7.875% due 10/01/2020		300	318
WaveDivision Escrow LLC
8.125% due 09/01/2020		300	312

			8,061

INDUSTRIALS 5.4%
Actuant Corp.
5.625% due 06/15/2022		2,000	2,080
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		500	414
Aleris International, Inc.
7.875% due 11/01/2020		850	853
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,570
Ameristar Casinos, Inc.
7.500% due 04/15/2021		250	272

Anixter, Inc.
5.625% due 05/01/2019		125	132
Arch Coal, Inc.
9.875% due 06/15/2019		500	522
Ashland, Inc.
4.750% due 08/15/2022		2,000	2,090
Avis Budget Car Rental LLC
4.875% due 11/15/2017		1,500	1,530
B&G Foods, Inc.
7.625% due 01/15/2018		710	767
Belden, Inc.
5.500% due 09/01/2022		500	516
Biomet, Inc.
6.500% due 08/01/2020		1,000	1,066
6.500% due 10/01/2020		875	874
Carlson Wagonlit BV
6.875% due 06/15/2019		400	424
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		250	253
CCO Holdings LLC
5.125% due 02/15/2023		2,500	2,506
5.250% due 09/30/2022		2,500	2,544
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		200	211
Clean Harbors, Inc.
5.250% due 08/01/2020		250	262
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,080
Community Health Systems, Inc.
5.125% due 08/15/2018		500	522
Constellation Brands, Inc.
4.625% due 03/01/2023		400	420
6.000% due 05/01/2022		500	575
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,661
Crown Castle International Corp.
5.250% due 01/15/2023		2,500	2,684
CSC Holdings LLC
6.750% due 11/15/2021		350	390
DISH DBS Corp.
5.000% due 03/15/2023		3,000	3,015
5.875% due 07/15/2022		2,500	2,700
DJO Finance LLC
9.875% due 04/15/2018		200	208
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		2,000	2,155
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	250	262
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$250	257
HCA, Inc.
6.500% due 02/15/2020		750	846
HD Supply, Inc.
11.000% due 04/15/2020		500	592
Hologic, Inc.
6.250% due 08/01/2020		250	271
Host Hotels & Resorts LP
4.750% due 03/01/2023		100	107
Huntsman International LLC
4.875% due 11/15/2020		750	762
IMS Health, Inc.
6.000% due 11/01/2020		300	315
Infor U.S., Inc.
9.375% due 04/01/2019		125	141
Inmet Mining Corp.
7.500% due 06/01/2021		250	261
InterGen NV
9.000% due 06/30/2017		1,500	1,350
Lamar Media Corp.
5.000% due 05/01/2023		2,000	2,065
5.875% due 02/01/2022		200	218
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	271
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	545
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,042
Libbey Glass, Inc.
6.875% due 05/15/2020		1,000	1,080
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		200	210
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,220
McClatchy Co.
9.000% due 12/15/2022		1,000	1,026

Mead Products LLC
6.750% due 04/30/2020	375	396
MGM Resorts International
6.625% due 12/15/2021	875	876
6.750% due 10/01/2020	3,500	3,583
10.375% due 05/15/2014	200	229
13.000% due 11/15/2013	1,000	1,111
NCR Corp.
5.000% due 07/15/2022	350	357
New Gold, Inc.
6.250% due 11/15/2022	1,250	1,300
Nielsen Finance LLC
4.500% due 10/01/2020	500	500
Oil States International, Inc.
5.125% due 01/15/2023	1,000	1,016
Peabody Energy Corp.
6.000% due 11/15/2018	475	507
Petco Holdings, Inc.
8.500% due 10/15/2017	700	723
Post Holdings, Inc.
7.375% due 02/15/2022	125	138
PVH Corp.
4.500% due 12/15/2022	500	508
Rain CII Carbon LLC
8.250% due 01/15/2021	300	308
Regency Energy Partners LP
5.500% due 04/15/2023	600	643
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,175
7.875% due 08/15/2019	725	810
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020	2,500	2,597
Ryland Group, Inc.
5.375% due 10/01/2022	200	205
Sally Holdings LLC
5.750% due 06/01/2022	1,000	1,090
6.875% due 11/15/2019	250	278
SandRidge Energy, Inc.
7.500% due 02/15/2023	500	537
8.125% due 10/15/2022	3,000	3,300
Schaeffler Finance BV
7.750% due 02/15/2017	2,000	2,230
8.500% due 02/15/2019	225	255
Scientific Games International, Inc.
6.250% due 09/01/2020	2,500	2,584
Sealed Air Corp.
6.500% due 12/01/2020	400	434
8.125% due 09/15/2019	525	593
Service Corp. International
4.500% due 11/15/2020	1,500	1,530
Silver Borrower
7.750% due 12/15/2020	375	390
Sirius XM Radio, Inc.
5.250% due 08/15/2022	3,000	3,045
Sky Growth Acquisition Corp.
7.375% due 10/15/2020	200	200
Smithfield Foods, Inc.
6.625% due 08/15/2022	250	277
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020	200	211
6.625% due 11/15/2022	200	215
Steel Dynamics, Inc.
6.125% due 08/15/2019	100	107
6.375% due 08/15/2022	100	107
SunGard Data Systems, Inc.
6.625% due 11/01/2019	500	514
Taminco Acquisition Corp.
9.125% due 12/15/2017	250	248
Telesat LLC
6.000% due 05/15/2017	2,000	2,110
Terex Corp.
6.000% due 05/15/2021	1,500	1,586
Tesoro Logistics LP
5.875% due 10/01/2020	250	261
Townsquare Radio LLC
9.000% due 04/01/2019	500	551
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)	400	415
Truven Health Analytics, Inc.
10.625% due 06/01/2020	1,000	1,070
United Rentals North America, Inc.
6.125% due 06/15/2023	250	265
Univision Communications, Inc.
6.750% due 09/15/2022	6,000	6,225
Viasystems, Inc.
7.875% due 05/01/2019	2,000	1,970

Videotron Ltee
5.000% due 07/15/2022	2,000	2,107
VWR Funding, Inc.
7.250% due 09/15/2017	2,000	2,110

		108,934

UTILITIES 0.3%
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	400	400
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	150	161
Inergy Midstream LP
6.000% due 12/15/2020	1,000	1,035
Sprint Nextel Corp.
6.000% due 11/15/2022	3,000	3,097
Targa Resources Partners LP
5.250% due 05/01/2023	1,000	1,040
Time Warner Telecom Holdings, Inc.
5.375% due 10/01/2022	250	263

		5,996

Total Corporate Bonds & Notes (Cost $118,092)		122,991

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	2,297	2,299

Total Mortgage-Backed Securities (Cost $2,260)		2,299

SHORT-TERM INSTRUMENTS 12.5%
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.230% due 01/02/2013	1,100	1,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $1,122. Repurchase proceeds are $1,100.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	4,422	4,422
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $4,515. Repurchase proceeds are $4,422.)

		5,522

U.S. TREASURY BILLS 0.0%
0.147% due 12/12/2013 (d)	320	319

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 12.2%
PIMCO Short-Term Floating NAV Portfolio	5,776,028	57,801
PIMCO Short-Term Floating NAV Portfolio III	18,716,685	187,073

		244,874

Total Short-Term Instruments (Cost $250,829)		250,715

Total Investments 108.6% (Cost $2,159,189)		$2,183,967
Other Assets and Liabilities (Net) (8.6%)		(172,091)

Net Assets 100.0%		$2,011,876

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

(b)	Affiliated to the Fund.

(c)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $2,454 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$17,919	$318	$152
CDX.HY-19 5-Year Index	5.000%	12/20/2017	29,800	166	529

				$484	$681

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Securities with an aggregate market value of $320 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(e)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	13,186	$17,145	BOA	$0	$(262)	$(262)
03/2013	GBP	1,927	3,103	BOA	0	(26)	(26)

					$0	$(288)	$(288)

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,807,962	$0	$1,807,962
Corporate Bonds & Notes
Banking & Finance	0	8,061	0	8,061
Industrials	0	108,934	0	108,934
Utilities	0	5,996	0	5,996
Mortgage-Backed Securities	0	2,299	0	2,299
Short-Term Instruments
Repurchase Agreements	0	5,522	0	5,522
U.S. Treasury Bills	0	319	0	319
Central Funds Used for Cash Management Purposes	244,874	0	0	244,874
	$244,874	$1,939,093	$0	$2,183,967

Financial Derivative Instruments - Assets
Credit Contracts	$0	$681	$0	$681

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(288)	$0	$(288)

Totals	$244,874	$1,939,486	$0	$2,184,360

(ii) There were assets and liabilities valued at $551 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 71.5%
BANKING & FINANCE 22.4%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	$185	$194
American Express Credit Corp.
5.875% due 05/02/2013	85	87
Bank Nederlandse Gemeenten
4.350% due 12/02/2013	100	103
Bank of America Corp.
4.900% due 05/01/2013	90	91
Bank of Nova Scotia
2.375% due 12/17/2013	100	102
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	52	55
General Electric Capital Corp.
2.150% due 01/09/2015	100	103
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	85	85
Morgan Stanley
1.293% due 04/29/2013	90	90
Svensk Exportkredit AB
0.793% due 08/06/2015	150	150

		1,060

INDUSTRIALS 38.9%
Altria Group, Inc.
4.125% due 09/11/2015	85	92
Amgen, Inc.
2.500% due 11/15/2016	30	32
BAT International Finance PLC
1.400% due 06/05/2015	100	102
Boeing Co.
5.000% due 03/15/2014	100	105
Campbell Soup Co.
0.613% due 08/01/2014	90	90
Covidien International Finance S.A.
1.875% due 06/15/2013	85	86
CRH America, Inc.
5.300% due 10/15/2013	100	103
Dow Chemical Co.
7.600% due 05/15/2014	32	35
Enterprise Products Operating LLC
5.650% due 04/01/2013	80	81
Genentech, Inc.
4.750% due 07/15/2015	90	99
HJ Heinz Co.
5.350% due 07/15/2013	85	87
International Business Machines Corp.
0.875% due 10/31/2014	100	101
Mondelez International, Inc.
6.000% due 02/11/2013	85	86
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	85	85
Philip Morris International, Inc.
6.875% due 03/17/2014	100	108
Rogers Communications, Inc.
6.375% due 03/01/2014	85	91
SABMiller PLC
5.500% due 08/15/2013	85	87
Statoil ASA
3.875% due 04/15/2014	175	182
Time Warner Cable, Inc.
6.200% due 07/01/2013	85	87
Walgreen Co.
0.810% due 03/13/2014	80	80
Yale University
2.900% due 10/15/2014	25	26

		1,845

UTILITIES 10.2%
Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	104
Georgia Power Co.
1.300% due 09/15/2013	100	101

Great Plains Energy, Inc.
2.750% due 08/15/2013	85	86
Plains All American Pipeline LP
5.625% due 12/15/2013	100	105
Shell International Finance BV
4.000% due 03/21/2014	85	89

		485

Total Corporate Bonds & Notes (Cost $3,383)		3,390

MUNICIPAL BONDS & NOTES 4.3%
FLORIDA 2.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015 (a)	100	105

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.470% due 01/01/2017	100	100

Total Municipal Bonds & Notes (Cost $205)		205

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
2.000% due 06/28/2016	75	76
Freddie Mac
0.709% due 08/15/2041	105	106

Total U.S. Government Agencies (Cost $182)		182

MORTGAGE-BACKED SECURITIES 2.1%
GS Mortgage Securities Corp.
2.006% due 03/06/2020	100	100

Total Mortgage-Backed Securities (Cost $100)		100

ASSET-BACKED SECURITIES 7.1%
Citibank Omni Master Trust
2.959% due 08/15/2018	180	188
SLM Student Loan Trust
0.369% due 02/27/2017	150	150

Total Asset-Backed Securities (Cost $338)		338

SOVEREIGN ISSUES 6.3%
Kommunalbanken A/S
0.690% due 03/27/2017	100	101
Province of Ontario
0.458% due 04/01/2015	90	90
Republic of Korea
5.750% due 04/16/2014	100	106

Total Sovereign Issues (Cost $297)		297

SHORT-TERM INSTRUMENTS 4.2%

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.2%
PIMCO Short-Term Floating NAV Portfolio	31	0
PIMCO Short-Term Floating NAV Portfolio III	20,082	201

		201

Total Short-Term Instruments (Cost $201)		201

Total Investments 99.3% (Cost $4,706)		$4,713
Other Assets and Liabilities (Net) 0.7%		31

Net Assets 100.0%		$4,744

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Affiliated to the Fund.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $461 at a weighted average interest rate of 0.238%.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,060	$0	$1,060
Industrials	0	1,845	0	1,845
Utilities	0	485	0	485
Municipal Bonds & Notes
Florida	0	105	0	105
Massachusetts	0	100	0	100
U.S. Government Agencies	0	182	0	182
Mortgage-Backed Securities	0	100	0	100
Asset-Backed Securities	0	338	0	338
Sovereign Issues	0	297	0	297
Short-Term Instruments
Central Funds Used for Cash Management Purposes	201	0	0	201

	$201	$4,512	$0	$4,713

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.1%
ALABAMA 0.2%
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	$700	$700

ARIZONA 0.4%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,206

CALIFORNIA 14.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.830% due 04/01/2047	5,000	5,003
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.041% due 04/01/2045	2,500	2,518
California Educational Facilities Authority Revenue Notes, Series 2010
0.930% due 10/01/2015	865	870
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	795
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,095	1,191
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,312
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,049
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	515
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,174
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.511% due 03/01/2034	5,000	5,006
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	419
6.250% due 06/01/2033	2,015	2,064
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	4,500	5,035
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,327
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,525
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	490
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,524
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,025
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,024
3.000% due 09/01/2015	1,115	1,148
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.960% due 11/01/2014	3,500	3,511
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,140
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,797

		50,462

COLORADO 1.0%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
5.000% due 09/01/2013	2,145	2,204
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,204

		3,408

CONNECTICUT 1.7%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,015
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	652
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	534

University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	550	551

		5,752

DISTRICT OF COLUMBIA 0.1%
District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	150
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	257

		407

FLORIDA 4.7%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2010
1.880% due 06/01/2013	3,000	3,019
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,597
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	178
2.250% due 04/01/2013	250	251
3.000% due 10/01/2013	175	178
3.000% due 10/01/2014	125	129
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,021
JEA Electric System, Florida Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,553
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,067
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,035
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,826

		15,854

GEORGIA 4.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,534
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,034
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,034
DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	42
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	1,989
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,016
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	230
Private Colleges & Universities Authority, Georgia Revenue Notes, Series 2011
5.000% due 09/01/2016	2,040	2,351

		16,266

HAWAII 0.1%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	504

ILLINOIS 5.1%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,401
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	327
Chicago, Illinois General Obligation Bonds, Series 2003
0.130% due 01/01/2034	35	35
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	200	216
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,041
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,175
5.000% due 11/01/2018	1,160	1,389
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	508
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,140
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	4,400	4,694
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	520

Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	984
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	115
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	2,250	2,281
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	530

		17,356

INDIANA 0.7%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
4.000% due 01/15/2013	450	450
Indiana Finance Authority Revenue Notes, Series 2010
3.000% due 10/01/2013	640	650
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	439
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,001

		2,540

KANSAS 0.2%
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	516

KENTUCKY 0.8%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	513
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,086
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,254

		2,853

LOUISIANA 1.0%
Jefferson Parish Finance Authority, Louisiana Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	2,235	2,429
Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	849

		3,278

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	1,395	1,411

MARYLAND 0.9%
University System of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,014

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts General Obligation Notes, Series 2007
5.000% due 11/01/2015	1,980	2,222
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	262
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,452
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,110
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2005
0.180% due 07/01/2040	2,925	2,925

		8,971

MICHIGAN 3.9%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	650	660
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,903
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,075
Michigan State Trunk Line Revenue Notes, Series 2012
5.000% due 11/15/2017	500	589
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	580	540

Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	507

		13,274

MINNESOTA 1.1%
Dilworth Glyndon Felton Independent School District No. 2164, Minnesota General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	216
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2013	750	761
4.000% due 03/01/2013	205	206
4.000% due 03/01/2014	210	217
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,473

		3,873

MISSOURI 0.3%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,108

NEVADA 0.5%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	255
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	1,400	1,543

		1,798

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,115

NEW JERSEY 1.8%
New Jersey Building Authority Revenue Notes, Series 2011
5.000% due 06/15/2016	1,500	1,705
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	527
New Jersey Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,309
New Jersey Economic Development Authority Revenue Notes, Series 2012
5.000% due 06/15/2014	750	791
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,618

		5,950

NEW YORK 11.4%
Build NYC Resource Corp. New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	986
4.000% due 08/01/2015	700	751
5.000% due 08/01/2016	800	902
5.000% due 08/01/2017	650	747
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2013	1,205	1,253
5.000% due 11/15/2015	140	156
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2015	7,680	8,536
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,040
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.002% due 03/01/2022	3,000	2,846
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,079
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036	4,400	4,447
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,413
New York State Dormitory Authority Revenue Notes, Series 2010
3.500% due 10/01/2013	150	153
3.750% due 10/01/2014	295	311
5.000% due 07/01/2013	1,100	1,126
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	1,000	1,035
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,598
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	509
New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	117
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,157
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,045

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	560

		38,767

NORTH CAROLINA 1.2%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	315
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,087
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,500
Raleigh Durham Airport Authority, North Carolina Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,009

		3,911

OHIO 4.1%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2013	1,000	1,030
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2017	1,000	1,144
American Municipal Power, Inc. Ohio Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,806
Bowling Green State University, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2014	500	517
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	859
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,087
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	655
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,092
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,140
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,303
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,187

		13,820

OREGON 0.1%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	504

PENNSYLVANIA 7.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.180% due 05/15/2038	2,000	2,001
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,062
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,668
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
2.200% due 01/01/2035	3,500	3,500
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,112
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	135	138
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	1,450	1,464
Commonwealth of Pennsylvania General Obligation Notes, Series 2007
5.000% due 08/01/2013	5,000	5,138
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	205	215
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,495
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	810
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	227
4.000% due 07/01/2013	535	542
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	1,003
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,033

		24,408

SOUTH CAROLINA 0.6%
South Carolina State General Obligation Notes, Series 2012
5.000% due 04/01/2016	1,750	1,998

TENNESSEE 2.5%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,016
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2013	2,400	2,467
5.000% due 10/01/2017	2,000	2,368
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 09/01/2015	2,450	2,667

		8,518

TEXAS 7.5%
Arlington, Texas Water & Wastewater System Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,016
Brazosport Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	151
Clifton Higher Education Finance Corp. Texas Revenue Notes, Series 2010
3.200% due 12/01/2013	600	608
Comal Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	100	100
Dallas/Fort Worth International Airport Facilities Improvement Corp. Texas Revenue Notes, Series 2009
5.000% due 11/01/2013	900	934
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,238
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	507
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,562
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	255
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,171
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2013	175	177
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	818
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
4.000% due 05/15/2013	500	507
5.000% due 05/15/2015	550	606
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2016	1,000	1,134
5.000% due 05/15/2018	500	590
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,158
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	5,000	4,982
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	653
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2017	1,145	1,269

		25,436

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	316
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	510

		826

VIRGINIA 2.8%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,054
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2013	1,000	1,022
Virginia Housing Development Authority Revenue Notes, Series 2010
0.950% due 10/01/2013	340	341
Virginia Public School Authority Revenue Bonds, Series 2005
5.250% due 08/01/2016	5,000	5,796
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,184

		9,397

WASHINGTON 7.7%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	542
Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	118
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,348

Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,385
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,943
Port of Seattle, Washington Revenue Notes, Series 2010
4.000% due 06/01/2013	2,000	2,031
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,350
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	504
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 07/01/2013	2,000	2,047
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,324
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	2,250	2,507
5.000% due 09/01/2017	5,000	5,888

		25,987

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,557

WISCONSIN 0.5%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	142
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,523

		1,665

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,183

Total Municipal Bonds & Notes (Cost $317,212)		319,593

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS 4.8%
State Street Bank and Trust Co.
0.010% due 01/02/2013	16,274	16,274
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $16,602. Repurchase proceeds are $16,274.)

Total Short-Term Instruments (Cost $16,274)		16,274

Total Investments 98.9% (Cost $333,486)		$335,867
Other Assets and Liabilities (Net) 1.1%		3,614

Net Assets 100.0%		$339,481

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$700	$0	$700
Arizona	0	1,206	0	1,206
California	0	50,462	0	50,462
Colorado	0	3,408	0	3,408
Connecticut	0	5,752	0	5,752
District of Columbia	0	407	0	407
Florida	0	15,854	0	15,854
Georgia	0	16,266	0	16,266
Hawaii	0	504	0	504
Illinois	0	17,356	0	17,356
Indiana	0	2,540	0	2,540
Kansas	0	516	0	516
Kentucky	0	2,853	0	2,853
Louisiana	0	3,278	0	3,278
Maine	0	1,411	0	1,411
Maryland	0	3,014	0	3,014
Massachusetts	0	8,971	0	8,971
Michigan	0	13,274	0	13,274
Minnesota	0	3,873	0	3,873
Missouri	0	1,108	0	1,108
Nevada	0	1,798	0	1,798
New Hampshire	0	1,115	0	1,115
New Jersey	0	5,950	0	5,950
New York	0	38,767	0	38,767
North Carolina	0	3,911	0	3,911
Ohio	0	13,820	0	13,820
Oregon	0	504	0	504
Pennsylvania	0	24,408	0	24,408
South Carolina	0	1,998	0	1,998
Tennessee	0	8,518	0	8,518
Texas	0	25,436	0	25,436
Utah	0	826	0	826
Virginia	0	9,397	0	9,397
Washington	0	25,987	0	25,987
West Virginia	0	1,557	0	1,557
Wisconsin	0	1,665	0	1,665
Wyoming	0	1,183	0	1,183
Short-Term Instruments
Repurchase Agreements	0	16,274	0	16,274

	$0	$335,867	$0	$335,867

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
CSC Holdings LLC
1.962% due 03/29/2016		$1,476	$1,485
HCA, Inc.
2.712% due 05/02/2016		17,786	17,798
3.561% due 03/31/2017		1,645	1,652
Las Vegas Sands LLC
1.760% due 05/23/2014		13,500	13,552
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,000	1,992

Total Bank Loan Obligations (Cost $36,240)			36,479

CORPORATE BONDS & NOTES 52.9%
BANKING & FINANCE 31.3%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		25,900	25,849
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.407% due 01/31/2013 (b)		109,585	109,722
Achmea Hypotheekbank NV
3.200% due 11/03/2014		3,897	4,087
Ally Financial, Inc.
3.125% due 01/15/2016		8,700	8,714
3.510% due 02/11/2014		15,600	15,937
4.500% due 02/11/2014		9,436	9,731
6.750% due 12/01/2014		3,577	3,873
7.500% due 12/31/2013		2,250	2,382
8.300% due 02/12/2015		1,400	1,563
American Express Centurion Bank
0.760% due 11/13/2015		41,600	41,571
American Express Co.
7.250% due 05/20/2014		3,500	3,810
American Express Credit Corp.
1.411% due 06/12/2015		36,000	36,642
5.125% due 08/25/2014		9,000	9,646
American Honda Finance Corp.
0.708% due 06/18/2014		31,000	31,112
0.762% due 05/08/2014		23,400	23,506
1.000% due 08/11/2015		34,950	35,167
1.450% due 02/27/2015		3,838	3,901
1.850% due 09/19/2014		2,253	2,292
2.125% due 02/28/2017		3,000	3,072
2.600% due 09/20/2016		3,225	3,383
3.500% due 03/16/2015		3,254	3,444
American International Group, Inc.
3.650% due 01/15/2014		11,520	11,834
3.750% due 11/30/2013		780	800
3.800% due 03/22/2017		290	314
4.250% due 05/15/2013		17,789	18,015
4.250% due 09/15/2014		21,868	23,055
4.900% due 06/02/2014	CAD	5,000	5,209
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$2,300	2,361
ASIF Global Financing
4.900% due 01/17/2013		1,749	1,752
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		700	728
Bank of Montreal
1.300% due 10/31/2014		40,100	40,756
Bank of Nova Scotia
1.250% due 11/07/2014		7,800	7,921
1.950% due 01/30/2017		1,400	1,459
Banque PSA Finance S.A.
2.206% due 04/04/2014		42,250	41,736
3.375% due 04/04/2014		1,105	1,117
BPCE S.A.
2.375% due 10/04/2013		17,640	17,829
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		14,400	15,250
Caixa Economica Federal
2.375% due 11/06/2017		2,750	2,736
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		47,000	47,429
1.500% due 12/12/2014		66,150	67,552
2.600% due 07/02/2015		17,050	17,926
2.750% due 01/27/2016		6,000	6,388

Capital One Capital
7.686% due 08/01/2066		10,000	10,000
8.875% due 05/15/2040		5,000	5,000
CIT Group, Inc.
4.750% due 02/15/2015		2,100	2,194
5.250% due 04/01/2014		7,900	8,216
Citigroup Funding, Inc.
0.409% due 09/20/2014		5,700	5,446
Citigroup, Inc.
1.790% due 01/13/2014		400	404
2.310% due 08/13/2013		22,900	23,123
6.000% due 12/13/2013		2,600	2,725
6.500% due 08/19/2013		14,800	15,314
CME Group, Inc.
5.400% due 08/01/2013		5,175	5,323
5.750% due 02/15/2014		900	951
Commonwealth Bank of Australia
0.588% due 09/17/2014		78,933	79,233
0.810% due 06/25/2014		25,000	25,192
2.900% due 09/17/2014		24,600	25,632
Corp. Andina de Fomento
3.110% due 05/29/2014		5,650	5,743
Credit Mutuel - CIC Home Loan SFH
1.500% due 11/16/2017		16,000	15,872
Dexia Credit Local S.A.
0.711% due 03/05/2013		35,100	35,051
0.793% due 04/29/2014		23,300	23,003
0.915% due 04/01/2014	GBP	1,000	1,616
2.000% due 03/05/2013		$76,580	76,647
2.750% due 04/29/2014		12,500	12,760
DNB Boligkreditt A/S
2.100% due 10/14/2016		75,380	78,211
2.900% due 03/29/2017		2,070	2,205
Eksportfinans ASA
0.551% due 10/07/2013		4,700	4,619
0.553% due 04/05/2013		24,200	24,087
0.890% due 06/16/2015	JPY	300,000	3,190
1.320% due 03/21/2013		$1,000	997
1.600% due 03/20/2014	JPY	89,000	1,003
1.875% due 04/02/2013		$11,105	11,095
2.000% due 09/15/2015		5,460	5,229
2.375% due 05/25/2016		2,000	1,909
3.000% due 11/17/2014		7,600	7,543
5.160% due 02/12/2013	AUD	1,600	1,652
5.500% due 05/25/2016		$500	521
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		11,710	12,452
Export-Import Bank of Korea
1.250% due 11/20/2015		14,200	14,259
2.110% due 03/21/2015		18,000	17,949
FMS Wertmanagement AoR
0.590% due 06/30/2015		11,000	11,006
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		25,000	26,082
7.000% due 10/01/2013		59,185	62,002
8.000% due 06/01/2014		22,300	24,324
8.700% due 10/01/2014		9,665	10,873
General Electric Capital Corp.
1.060% due 08/11/2015		7,950	7,977
5.900% due 05/13/2014		8,000	8,577
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	435
Goldman Sachs Group, Inc.
0.497% due 02/04/2013		17,500	23,101
0.911% due 09/29/2014		$13,950	13,898
1.312% due 02/07/2014		7,080	7,103
1.312% due 11/21/2014		10,000	10,033
2.811% due 12/05/2014		10,000	10,030
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		2,800	2,809
2.700% due 03/15/2017		300	310
HSBC Bank PLC
1.130% due 01/17/2014		1,150	1,158
1.625% due 07/07/2014		23,500	23,954
HSBC Capital Funding LP
4.610% due 06/27/2013 (b)		150	150
HSBC Finance Corp.
0.590% due 01/15/2014		36,504	36,402
0.741% due 06/01/2016		691	672
4.750% due 07/15/2013		36,741	37,513
5.250% due 01/15/2014		200	209
6.000% due 04/15/2013		2,200	2,226
HSBC USA, Inc.
2.375% due 02/13/2015		20,300	20,891
ING Bank NV
3.900% due 03/19/2014		2,000	2,080

International Lease Finance Corp.
5.625% due 09/20/2013		10,665	10,972
5.875% due 05/01/2013		38,131	38,798
6.375% due 03/25/2013		29,075	29,489
6.500% due 09/01/2014		1,035	1,110
6.625% due 11/15/2013		24,379	25,415
Intesa Sanpaolo SpA
2.712% due 02/24/2014		10,800	10,791
JPMorgan Chase & Co.
0.985% due 10/15/2015		71,500	71,589
2.050% due 01/24/2014		7,253	7,368
Korea Development Bank
4.375% due 08/10/2015		1,000	1,082
5.300% due 01/17/2013		200	201
LeasePlan Corp. NV
3.000% due 10/23/2017		20,900	21,111
Macquarie Bank Ltd.
3.300% due 07/17/2014		56,770	59,276
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		36,162	36,320
MetLife Institutional Funding
1.206% due 04/04/2014		2,405	2,426
Metropolitan Life Global Funding
2.000% due 01/10/2014		2,105	2,136
Monumental Global Funding
0.540% due 01/15/2014		25,140	25,123
5.250% due 01/15/2014		10,885	11,368
Morgan Stanley
0.651% due 01/09/2014		56,758	56,371
1.916% due 01/24/2014		70,353	70,825
2.875% due 01/24/2014		16,951	17,240
4.750% due 04/01/2014		3,000	3,107
National Bank of Canada
2.200% due 10/19/2016		11,100	11,689
National City Bank
0.681% due 06/07/2017		1,800	1,761
Nederlandse Waterschapsbank NV
0.592% due 05/23/2015		8,800	8,805
0.650% due 05/08/2013		2,900	2,904
New York Life Global Funding
0.304% due 12/20/2013	EUR	22,800	29,856
NIBC Bank NV
0.691% due 12/02/2014		$3,020	3,012
2.800% due 12/02/2014		51,050	53,028
Norddeutsche Landesbank
0.875% due 10/16/2015		104,200	104,485
Nordea Bank AB
1.750% due 10/04/2013		9,600	9,692
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015		82,800	82,772
2.125% due 09/22/2017		21,800	22,764
Nykredit Realkredit A/S
2.000% due 04/01/2013	DKK	1,010,300	179,636
Piper Jaffray Cos.
4.311% due 05/31/2014		$24,550	24,540
Pricoa Global Funding
0.510% due 09/27/2013		1,100	1,101
Principal Life Global Funding
0.976% due 07/09/2014		3,500	3,500
Prudential Covered Trust
2.997% due 09/30/2015		36,148	37,507
Rabobank Group
2.500% due 12/12/2013		4,300	4,374
RCI Banque S.A.
2.217% due 04/11/2014		23,990	23,988
3.400% due 04/11/2014		2,500	2,541
Realkredit Danmark A/S
2.000% due 04/01/2013	DKK	386,275	68,640
Regions Financial Corp.
4.875% due 04/26/2013		$1,000	1,013
Royal Bank of Canada
0.625% due 12/05/2016		8,000	7,985
1.200% due 09/19/2017		53,000	53,168
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (b)		300	287
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		900	949
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		23,200	23,200
2.991% due 10/07/2013		10,300	10,319
Scotland International Finance BV
4.250% due 05/23/2013		27,574	27,781
SLM Corp.
5.000% due 10/01/2013		52,330	53,834
6.250% due 01/25/2016		19,800	21,631

Societe Generale SCF S.A.
1.089% due 06/19/2013		10,100	10,123
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		30,025	30,211
SSIF Nevada LP
1.040% due 04/14/2014		31,800	31,988
Stadshypotek AB
0.861% due 09/30/2013		64,450	64,626
1.875% due 10/02/2019		21,500	21,506
Standard Chartered PLC
1.260% due 05/12/2014		16,350	16,409
3.200% due 05/12/2016		9,413	9,903
3.850% due 04/27/2015		11,000	11,621
5.500% due 11/18/2014		27,218	29,360
State Street Bank and Trust Co.
0.511% due 12/08/2015		5,700	5,663
Sun Life Financial Global Funding LP
0.561% due 10/06/2013		115,625	115,560
Svensk Exportkredit AB
0.380% due 07/13/2014		7,350	7,329
0.793% due 08/06/2015		5,500	5,514
0.961% due 03/09/2015		40,400	40,610
1.060% due 08/14/2014		1,000	1,011
1.750% due 10/20/2015		13,700	14,072
Swedbank Hypotek AB
0.760% due 03/28/2014		105,080	105,495
2.950% due 03/28/2016 (e)		9,900	10,546
Toronto-Dominion Bank
1.500% due 03/13/2017		39,600	40,560
1.625% due 09/14/2016		6,000	6,192
Trafford Centre Finance Ltd.
0.728% due 07/28/2015	GBP	209	334
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)		$4,700	4,817
UFJ Finance Aruba AEC
6.750% due 07/15/2013		7,384	7,618
Union Bank N.A.
2.125% due 12/16/2013		1,400	1,422
WEA Finance LLC
5.750% due 09/02/2015		2,000	2,234
7.500% due 06/02/2014		3,700	4,027
Westpac Banking Corp.
0.591% due 09/10/2014		8,900	8,940
0.814% due 07/16/2014		4,300	4,320
2.900% due 09/10/2014		3,260	3,395
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		29,300	30,688

			3,646,726

INDUSTRIALS 19.5%
AbbVie, Inc.
1.200% due 11/06/2015		60,950	61,395
1.750% due 11/06/2017		2,900	2,934
Altria Group, Inc.
4.125% due 09/11/2015		2,450	2,661
7.750% due 02/06/2014		21,743	23,376
8.500% due 11/10/2013		34,108	36,348
Amgen, Inc.
1.875% due 11/15/2014		75,401	77,146
2.300% due 06/15/2016		2,500	2,601
4.850% due 11/18/2014		33,070	35,605
Anadarko Petroleum Corp.
5.750% due 06/15/2014		3,400	3,619
7.625% due 03/15/2014		4,875	5,242
Anglo American Capital PLC
2.150% due 09/27/2013		27,140	27,337
2.625% due 04/03/2017		1,500	1,529
9.375% due 04/08/2014		74,000	81,374
Anheuser-Busch InBev Worldwide, Inc.
3.625% due 04/15/2015		6,050	6,459
4.125% due 01/15/2015		6,350	6,788
5.375% due 11/15/2014		9,300	10,100
ArcelorMittal
5.375% due 06/01/2013		33,519	33,859
ArcelorMittal USA LLC
6.500% due 04/15/2014		32,825	34,121
Baidu, Inc.
2.250% due 11/28/2017		7,500	7,562
Barrick Gold Corp.
1.750% due 05/30/2014		12,490	12,669
Barrick Gold Financeco LLC
6.125% due 09/15/2013		9,800	10,166
BAT International Finance PLC
1.400% due 06/05/2015		13,240	13,438

2.125% due 06/07/2017	12,540	12,858
Boston Scientific Corp.
4.500% due 01/15/2015	49,424	52,558
5.450% due 06/15/2014	55,425	58,945
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	4,690	5,008
Canadian Natural Resources Ltd.
5.150% due 02/01/2013	6,875	6,899
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	175	181
Case New Holland, Inc.
7.750% due 09/01/2013	23,115	24,155
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	531	540
Comcast Cable Communications LLC
7.125% due 06/15/2013	2,925	3,011
Comcast Cable Holdings LLC
7.875% due 08/01/2013	7,508	7,824
Comcast Corp.
5.300% due 01/15/2014	26,342	27,645
5.900% due 03/15/2016	5,160	5,932
6.500% due 01/15/2015	1,725	1,923
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013	1,410	1,457
Covidien International Finance S.A.
1.350% due 05/29/2015	32,925	33,390
1.875% due 06/15/2013	10,340	10,411
2.800% due 06/15/2015	2,025	2,119
COX Communications, Inc.
5.450% due 12/15/2014	848	925
CRH America, Inc.
5.300% due 10/15/2013	6,432	6,646
Crown Castle Towers LLC
4.523% due 01/15/2035	11,300	11,919
CSN Islands Corp.
9.750% due 12/16/2013	28,500	30,816
CSX Corp.
5.500% due 08/01/2013	9,245	9,506
5.750% due 03/15/2013	14,698	14,850
Daimler Finance North America LLC
0.920% due 03/28/2014	4,080	4,090
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	4,000	4,234
5.250% due 07/22/2013	6,400	6,565
5.875% due 08/20/2013	2,000	2,066
Devon Energy Corp.
5.625% due 01/15/2014	4,453	4,686
Dow Chemical Co.
5.900% due 02/15/2015	12,575	13,879
7.600% due 05/15/2014	35,828	39,129
Eaton Corp.
0.638% due 06/16/2014	21,667	21,644
Ecolab, Inc.
1.000% due 08/09/2015	5,000	5,017
2.375% due 12/08/2014	3,000	3,098
3.000% due 12/08/2016	3,300	3,509
Encana Corp.
4.750% due 10/15/2013	8,767	9,033
Energy Transfer Partners LP
6.000% due 07/01/2013	600	614
Ensco PLC
3.250% due 03/15/2016	7,125	7,559
Enterprise Products Operating LLC
1.250% due 08/13/2015	2,750	2,768
5.600% due 10/15/2014	3,750	4,061
5.650% due 04/01/2013	3,250	3,286
5.900% due 04/15/2013	36,275	36,779
6.125% due 02/01/2013	3,600	3,613
6.375% due 02/01/2013	1,085	1,089
9.750% due 01/31/2014	12,635	13,828
EOG Resources, Inc.
1.063% due 02/03/2014	10,280	10,355
6.125% due 10/01/2013	500	521
Express Scripts Holding Co.
6.250% due 06/15/2014	15,532	16,732
FBG Finance Ltd.
5.125% due 06/15/2015	2,150	2,360
Georgia-Pacific LLC
7.700% due 06/15/2015	4,770	5,506
Gilead Sciences, Inc.
3.050% due 12/01/2016	5,500	5,894
Hanson Australia Funding Ltd.
5.250% due 03/15/2013	15,400	15,589
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	8,457	9,240

HCA, Inc.
6.375% due 01/15/2015	1,300	1,412
7.875% due 02/15/2020	6,638	7,418
8.500% due 04/15/2019	19,170	21,470
Heathrow Funding Ltd.
2.500% due 06/25/2017	4,500	4,650
Hewlett-Packard Co.
0.592% due 05/24/2013	19,700	19,645
1.250% due 09/13/2013	30,320	30,325
HP Enterprise Services LLC
6.000% due 08/01/2013	5,900	6,049
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	16,300	17,195
6.500% due 02/13/2013	31,389	31,619
Johnson Controls, Inc.
0.723% due 02/04/2014	37,820	37,944
1.750% due 03/01/2014	2,000	2,028
KazMunayGas National Co.
8.375% due 07/02/2013	1,300	1,346
Kellogg Co.
4.250% due 03/06/2013	7,815	7,867
Louisiana Land & Exploration
7.625% due 04/15/2013	3,000	3,056
MGM Resorts International
5.875% due 02/27/2014	5,000	5,225
6.750% due 04/01/2013	13,725	13,948
10.375% due 05/15/2014	1,800	2,057
13.000% due 11/15/2013	21,792	24,216
Mondelez International, Inc.
2.625% due 05/08/2013	23,119	23,268
5.250% due 10/01/2013	13,659	14,096
6.000% due 02/11/2013	13,961	14,038
NBCUniversal Media LLC
2.100% due 04/01/2014	13,438	13,688
3.650% due 04/30/2015	14,634	15,576
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	800	812
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	25,800	26,172
3.250% due 01/30/2013	12,986	13,008
4.500% due 01/30/2015	5,305	5,677
Novartis Capital Corp.
4.125% due 02/10/2014	19,724	20,519
Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,030
Pearson Funding PLC
4.000% due 05/17/2016	2,550	2,743
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	6,700	6,773
2.500% due 03/15/2016	26,300	26,385
3.125% due 05/11/2015	8,456	8,633
3.750% due 05/11/2017	5,100	5,340
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	41,543
Philip Morris International, Inc.
2.500% due 05/16/2016	419	441
6.875% due 03/17/2014	21,253	22,891
Phillips 66
1.950% due 03/05/2015	13,760	14,046
2.950% due 05/01/2017	5,825	6,178
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	3,700	3,930
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	12,700	13,603
Reynolds American, Inc.
1.050% due 10/30/2015	5,550	5,552
7.625% due 06/01/2016	3,305	3,956
Roche Holdings, Inc.
5.000% due 03/01/2014	4,953	5,204
Rockies Express Pipeline LLC
3.900% due 04/15/2015	16,275	16,275
6.250% due 07/15/2013	78,755	80,921
Rogers Communications, Inc.
5.500% due 03/15/2014	4,135	4,376
6.250% due 06/15/2013	17,024	17,465
6.375% due 03/01/2014	9,961	10,615
6.750% due 03/15/2015	8,836	9,964
7.500% due 03/15/2015	3,200	3,646
Rohm & Haas Co.
5.600% due 03/15/2013	10,360	10,459
SABMiller Holdings, Inc.
1.850% due 01/15/2015	34,450	35,144
2.450% due 01/15/2017	23,200	24,199
SABMiller PLC
5.500% due 08/15/2013	17,095	17,579
5.700% due 01/15/2014	8,500	8,941

6.500% due 07/01/2016	9,000	10,567
Sanofi
2.625% due 03/29/2016	22,140	23,315
Spectra Energy Capital LLC
6.250% due 02/15/2013	10,000	10,064
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	11,750	11,928
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013	46,157	46,108
2.582% due 04/26/2013	14,747	14,835
Tesco PLC
2.000% due 12/05/2014	6,225	6,364
2.700% due 01/05/2017	9,660	10,052
5.500% due 11/15/2017	3,832	4,522
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	3,335	3,508
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	29,000	30,240
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	11,724	11,892
2.250% due 08/15/2016	3,664	3,796
3.200% due 05/01/2015	1,026	1,081
3.200% due 03/01/2016	4,100	4,356
3.250% due 11/20/2014	2,325	2,432
Transocean, Inc.
5.250% due 03/15/2013	260	262
Turlock Corp.
0.950% due 11/02/2015	3,000	3,011
Tyco Electronics Group S.A.
1.600% due 02/03/2015	4,200	4,264
5.950% due 01/15/2014	5,338	5,622
Union Pacific Corp.
5.125% due 02/15/2014	2,860	3,004
UnitedHealth Group, Inc.
0.850% due 10/15/2015	8,000	8,031
Veolia Environnement S.A.
5.250% due 06/03/2013	3,506	3,561
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,729	48,016
7.375% due 11/15/2013	29,616	31,309
Vivendi S.A.
2.400% due 04/10/2015	7,800	7,968
Volkswagen International Finance NV
0.912% due 11/20/2014	40,200	40,204
Volvo Treasury AB
5.950% due 04/01/2015	1,480	1,616
Walgreen Co.
0.810% due 03/13/2014	26,141	26,185
Watson Pharmaceuticals, Inc.
1.875% due 10/01/2017	6,000	6,084
Wesfarmers Ltd.
2.983% due 05/18/2016	200	209
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,300	3,340
Woodside Finance Ltd.
5.000% due 11/15/2013	1,500	1,550
8.125% due 03/01/2014	5,656	6,104
XTO Energy, Inc.
6.250% due 04/15/2013	100	102

		2,271,249

UTILITIES 2.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,050	9,482
7.700% due 08/07/2013	19,200	20,022
BP Capital Markets PLC
0.700% due 11/06/2015	24,200	24,180
1.375% due 11/06/2017	12,500	12,521
3.875% due 03/10/2015	6,616	7,052
5.250% due 11/07/2013	350	364
British Telecommunications PLC
1.434% due 12/20/2013	5,300	5,345
2.000% due 06/22/2015	4,000	4,114
CMS Energy Corp.
2.750% due 05/15/2014	2,100	2,140
Consumers Energy Co.
5.500% due 08/15/2016	10,540	12,180
Dayton Power & Light Co.
5.125% due 10/01/2013	900	930
Dominion Resources, Inc.
1.400% due 09/15/2017	6,700	6,706
Duke Energy Carolinas LLC
1.750% due 12/15/2016	660	677
5.750% due 11/15/2013	4,825	5,042

Duke Energy Corp.
6.300% due 02/01/2014	3,684	3,904
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	3,000	3,222
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	32,690	33,203
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	4,350	4,773
10.500% due 03/25/2014	15,890	17,434
Great Plains Energy, Inc.
2.750% due 08/15/2013	1,965	1,986
Korea Electric Power Corp.
7.750% due 04/01/2013	250	254
KT Corp.
5.875% due 06/24/2014	700	746
NextEra Energy Capital Holdings, Inc.
1.200% due 06/01/2015	1,650	1,663
2.550% due 11/15/2013	505	513
Pacific Gas & Electric Co.
4.800% due 03/01/2014	250	262
Plains All American Pipeline LP
3.950% due 09/15/2015	1,000	1,078
5.250% due 06/15/2015	8,750	9,481
5.625% due 12/15/2013	9,375	9,834
5.875% due 08/15/2016	1,000	1,118
6.125% due 01/15/2017	1,576	1,860
Public Service Co. of Colorado
5.500% due 04/01/2014	80	85
Qwest Corp.
3.558% due 06/15/2013	13,010	13,111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	16,935	18,294
RWE Finance BV
2.000% due 02/11/2013	1,100	1,102
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	3,987
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
8.375% due 04/30/2013	10,000	10,248

		248,913

Total Corporate Bonds & Notes (Cost $6,118,704)		6,166,888

MUNICIPAL BONDS & NOTES 1.7%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.212% due 11/25/2043	7,249	7,252

CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	11,500	11,642
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	10,090	11,106
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	6,000	6,487
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,900	8,922
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	4,500	4,523
University of California Revenue Bonds, Series 2011
0.794% due 07/01/2041	26,750	26,793

		69,473

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	1,989

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.470% due 01/01/2017	10,300	10,268

MINNESOTA 0.1%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.503% due 04/29/2019	12,622	12,581

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	12,500	12,526
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.710% due 02/01/2015	4,000	4,005

New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	15,000	15,609

		32,140

NEW YORK 0.5%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	5,400	5,839
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	14,335	15,476
5.125% due 10/01/2015	27,645	31,041
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,367
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 10/01/2014	1,200	1,268

		58,991

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.870% due 12/01/2033	4,250	4,255

Total Municipal Bonds & Notes (Cost $196,247)		196,949

U.S. GOVERNMENT AGENCIES 13.0%
Fannie Mae
0.268% due 12/25/2036	284	272
0.270% due 07/25/2037	1,345	1,293
0.330% due 03/25/2034	87	87
0.340% due 03/25/2036	199	187
0.360% due 08/25/2034	506	500
0.410% due 10/27/2037	1,000	995
0.510% due 12/25/2028 - 03/25/2036	3,269	3,288
0.530% due 06/25/2036	369	370
0.550% due 11/25/2036	354	357
0.560% due 04/25/2036 - 03/25/2044	2,023	1,998
0.580% due 03/25/2036	296	298
0.609% due 03/17/2032 - 05/18/2032	1,485	1,495
0.610% due 02/25/2018 - 01/25/2038	11,455	11,470
0.640% due 07/25/2036	208	210
0.660% due 10/25/2030 - 06/25/2042	17,252	17,405
0.669% due 08/25/2021 - 09/17/2027	26	26
0.709% due 05/18/2032	333	337
0.710% due 04/25/2042	5,641	5,690
0.719% due 02/25/2022 - 07/18/2027	20	20
0.750% due 01/30/2015 (g)	100	100
0.750% due 07/25/2037	290	293
0.760% due 09/25/2041	25,621	25,853
0.810% due 10/25/2017	113	114
0.819% due 08/25/2022	7	7
0.840% due 04/25/2031	295	297
0.869% due 12/25/2022	9	9
0.890% due 12/25/2037 - 02/25/2041	8,819	8,917
0.912% due 01/01/2021	12,980	13,042
0.919% due 09/25/2022	4	4
1.000% due 09/20/2017 (e)(f)(g)	43,125	43,146
1.000% due 02/22/2027 (e)	90,000	90,088
1.060% due 07/25/2038	86	87
1.069% due 02/25/2023	3	3
1.110% due 04/25/2032 - 11/25/2049	123	125
1.210% due 11/25/2049	118	119
1.250% due 06/20/2016 (e)	38,150	38,322
1.360% due 06/01/2043 - 07/01/2044	5,579	5,740
1.366% due 10/01/2044	1,209	1,246
1.369% due 09/25/2023	62	64
1.430% due 10/25/2038	238	244
1.500% due 12/28/2026 (e)	3,835	3,853
1.750% due 02/27/2019 (e)	7,100	7,117
2.090% due 10/01/2015 - 06/01/2033	14,574	14,806
2.123% due 09/01/2035	35	37
2.148% due 05/01/2035 - 12/01/2035	124	128
2.220% due 08/01/2026	12	13
2.250% due 07/01/2031	6	7
2.280% due 02/01/2018	12	12
2.288% due 05/01/2021 - 04/01/2029	140	141
2.297% due 09/01/2034	73	78
2.299% due 07/01/2029	133	143
2.300% due 01/01/2036	200	214
2.309% due 09/01/2034	95	101
2.333% due 06/01/2035	59	62
2.340% due 02/01/2033	24	25
2.351% due 08/01/2024	2	2
2.360% due 04/01/2029	5	5
2.366% due 08/01/2029	978	1,048
2.370% due 12/01/2040	187	200

2.384% due 11/01/2027	6	6
2.438% due 01/01/2032	216	226
2.454% due 11/01/2035	230	242
2.479% due 10/01/2035	126	134
2.492% due 11/01/2034	348	375
2.550% due 09/01/2034	814	855
2.585% due 07/01/2034	16	17
2.596% due 06/01/2034	8	8
2.637% due 12/01/2036	44	47
2.667% due 05/01/2034	65	69
2.678% due 12/01/2036	42	45
2.700% due 03/28/2022 (e)(f)(g)	101,300	101,791
2.728% due 05/01/2035	212	226
2.735% due 02/01/2034	113	121
2.790% due 04/01/2033	17	17
2.805% due 09/01/2034	76	82
2.810% due 08/01/2034	19	20
2.820% due 02/01/2035	18	18
2.862% due 09/01/2035	198	211
3.063% due 09/01/2035	133	141
3.191% due 06/01/2035	409	435
3.209% due 05/01/2036	6,109	6,320
3.305% due 06/25/2019	1,251	1,324
3.624% due 11/01/2024	9	9
3.887% due 05/01/2036	111	118
4.081% due 11/01/2025	6	7
4.200% due 07/01/2035	1,156	1,185
4.363% due 07/01/2028	16	17
4.493% due 06/01/2017	850	870
4.778% due 07/01/2018	941	984
5.004% due 05/01/2035	190	203
5.083% due 07/01/2035	69	74
5.145% due 08/01/2035	172	186
5.224% due 12/01/2035	76	82
5.252% due 10/01/2035	156	168
5.258% due 08/01/2035	175	188
5.285% due 10/01/2035	202	218
5.310% due 08/25/2033	96	98
5.319% due 01/01/2036	155	167
5.328% due 11/01/2035	205	222
5.335% due 11/01/2035	207	223
5.337% due 01/01/2036	200	216
5.410% due 01/13/2023	440	462
5.431% due 03/01/2036	144	154
5.496% due 03/01/2036	157	170
5.750% due 01/01/2036	118	127
5.794% due 06/01/2036	48	52
6.461% due 10/25/2042	630	708
8.703% due 06/25/2032	165	166
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	2,360	2,363
Federal Housing Administration
6.896% due 07/01/2020	178	174
7.350% due 04/01/2019	38	37
7.430% due 07/01/2021	77	76
7.435% due 02/01/2019	117	115
Freddie Mac
0.250% due 12/25/2036	9,986	9,923
0.439% due 02/15/2019	18,024	18,076
0.459% due 07/15/2034	338	339
0.509% due 02/15/2035	931	931
0.559% due 02/15/2018 - 12/15/2030	305	306
0.609% due 07/15/2023 - 07/15/2034	33,390	33,579
0.629% due 04/15/2041	9,207	9,282
0.650% due 01/30/2015 (e)	3,700	3,717
0.650% due 01/15/2022	1	1
0.659% due 12/15/2031 - 09/15/2041	11,955	12,116
0.689% due 11/15/2036	151	152
0.709% due 07/15/2039 - 02/15/2041	18,553	18,785
0.759% due 06/15/2031	45	45
0.809% due 06/15/2031 - 12/15/2037	2,475	2,504
0.900% due 03/15/2020	2	2
0.909% due 03/15/2032	10	10
1.000% due 02/10/2016 (e)	1,000	1,007
1.000% due 03/15/2023	9	9
1.209% due 11/15/2033 - 10/15/2049	712	724
1.360% due 10/25/2044 - 02/25/2045	7,928	7,865
1.535% due 07/25/2044	8,828	9,053
1.625% due 08/01/2017	36	37
2.000% due 07/17/2017 - 10/09/2019 (e)	102,800	103,848
2.250% due 06/20/2017 - 07/03/2017 (e)	129,001	130,873
2.255% due 02/01/2023	2	2
2.311% due 04/01/2025	12	13
2.391% due 07/01/2033	104	111
2.411% due 05/01/2034	57	61
2.848% due 09/01/2035	561	599

2.856% due 08/01/2035		260	277
2.966% due 08/01/2034		106	113
3.000% due 01/17/2019 (e)(g)		13,000	13,341
3.000% due 07/10/2019 - 08/08/2019 (e)		394,245	400,285
3.074% due 10/01/2033		44	47
4.500% due 07/15/2023		39	39
5.000% due 01/15/2032 - 08/15/2035		5,299	5,713
5.090% due 08/01/2035		101	109
5.307% due 12/01/2035		132	142
5.400% due 03/17/2021 (e)		15,950	18,401
5.415% due 11/01/2035		85	92
5.500% due 08/15/2030		9	10
6.500% due 07/25/2043		356	409
6.750% due 08/15/2023		128	129
Ginnie Mae
0.609% due 02/16/2032 - 03/16/2032		341	345
0.709% due 02/16/2030		107	109
0.760% due 04/20/2062		21,987	22,300
0.780% due 04/20/2062		13,815	14,021
0.809% due 02/16/2030		75	76
0.859% due 02/16/2030		129	131
0.910% due 02/20/2062		45,159	46,189
1.161% due 03/20/2031		469	480
1.209% due 08/16/2039		164	168
1.260% due 02/20/2062		34,483	35,854
1.625% due 12/20/2021 - 12/20/2033		2,122	2,200
1.750% due 07/20/2022 - 05/20/2032		3,298	3,444
2.000% due 04/20/2025 - 02/20/2030		201	211
2.500% due 10/20/2017 - 01/20/2022		40	42
4.000% due 02/20/2019		10	11
7.500% due 02/20/2030		78	82
Israel Government AID Bond
0.000% due 09/15/2014		2,255	2,237
NCUA Guaranteed Notes
0.563% due 03/06/2020 - 12/07/2020		13,283	13,316
0.583% due 11/06/2017		88,044	88,237
0.663% due 10/07/2020		11,127	11,169
0.773% due 12/08/2020		35,516	35,694
1.600% due 10/29/2020		10,599	10,790
Overseas Private Investment Corp.
0.000% due 05/02/2016		135	141
Small Business Administration
1.250% due 12/25/2017		29	29
4.340% due 03/01/2024		233	257
4.524% due 02/10/2013		8	8
5.370% due 04/01/2028		306	355
5.490% due 03/01/2028		176	203

Total U.S. Government Agencies (Cost $1,509,863)			1,515,855

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Notes
0.125% due 12/31/2014		500,000	498,828

Total U.S. Treasury Obligations (Cost $498,793)			498,828

MORTGAGE-BACKED SECURITIES 6.9%
Adjustable Rate Mortgage Trust
2.865% due 02/25/2035		5,237	5,229
American Home Mortgage Assets LLC
0.400% due 05/25/2046		2,898	1,937
0.400% due 09/25/2046		1,202	773
American Home Mortgage Investment Trust
2.010% due 09/25/2045		827	790
2.526% due 02/25/2045		129	126
2.533% due 10/25/2034		1,124	1,127
Arkle Master Issuer PLC
1.461% due 05/17/2060		13,400	13,419
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	808	1,068
1.591% due 05/16/2047		15,000	20,211
1.637% due 05/16/2047		$56	56
Banc of America Commercial Mortgage Trust
0.383% due 06/10/2049		478	478
5.414% due 09/10/2047		12,315	14,045
5.685% due 06/10/2049		478	478
Banc of America Funding Corp.
2.687% due 02/20/2036		4,066	4,049
5.621% due 01/20/2047 ^		255	186
Banc of America Large Loan Trust
0.719% due 08/15/2029		107	106
0.959% due 08/15/2029		1,700	1,674
Banc of America Mortgage Trust
3.006% due 02/25/2036		259	218
3.108% due 08/25/2033		6,921	6,979

3.627% due 07/20/2032	154	156
6.500% due 09/25/2033	280	295
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	182	182
2.288% due 04/17/2049	265	252
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	3,085	3,246
5.061% due 03/11/2041	32,567	33,071
5.173% due 11/10/2042	2,000	2,187
5.770% due 03/11/2032	1,072	1,079
BCAP LLC Trust
2.881% due 11/26/2035	9,900	9,697
2.882% due 11/26/2035	891	895
2.899% due 10/26/2035	481	484
3.099% due 05/26/2047	5,734	5,692
3.148% due 09/26/2035	7,030	6,891
5.093% due 07/26/2037	2,315	2,391
BCRR Trust
4.230% due 05/22/2034	163	166
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	61	62
2.570% due 03/25/2035	3,736	3,781
2.653% due 11/25/2034	1,448	1,325
2.662% due 10/25/2035	340	347
2.756% due 08/25/2033	4,652	4,766
2.831% due 11/25/2030	117	120
2.831% due 07/25/2033	14,392	14,863
2.851% due 01/25/2035	200	182
3.064% due 01/25/2034	132	135
3.078% due 03/25/2035	277	280
3.099% due 05/25/2047 ^	2,700	2,135
3.120% due 01/25/2034	416	419
3.191% due 11/25/2034	12,373	11,726
Bear Stearns Alt-A Trust
0.370% due 02/25/2034	1,437	1,378
0.910% due 09/25/2034	7,453	7,286
2.662% due 01/25/2036 ^	3,155	1,979
2.924% due 11/25/2036	4,134	2,771
2.960% due 05/25/2035	435	422
3.001% due 09/25/2035	5,434	4,293
Bear Stearns Commercial Mortgage Securities
4.680% due 08/13/2039	1,959	1,999
4.735% due 09/11/2042	2,118	2,167
4.825% due 11/11/2041	1,400	1,500
5.186% due 05/11/2039	1,226	1,249
5.405% due 12/11/2040	3,100	3,459
6.540% due 06/16/2030	1,368	1,367
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	11,972	7,915
2.829% due 12/26/2046	5,800	3,315
CC Funding Corp.
0.340% due 05/25/2048	2,709	1,823
0.460% due 08/25/2035	479	381
Chase Mortgage Finance Corp.
2.900% due 03/25/2037	937	826
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037	578	323
1.990% due 09/25/2035	137	136
2.530% due 10/25/2035	422	393
2.600% due 05/25/2035	950	935
2.689% due 08/25/2035	2,798	2,799
2.901% due 03/25/2034	180	180
2.927% due 07/25/2046 ^	716	566
3.091% due 09/25/2037 ^	4,775	3,629
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,336	2,371
5.219% due 07/15/2044	3,000	3,335
Commercial Mortgage Pass-Through Certificates
0.309% due 12/15/2020	320	317
0.389% due 06/15/2022	2,706	2,662
2.365% due 02/10/2029	23,000	24,189
5.448% due 01/15/2049	336	340
Countrywide Alternative Loan Trust
0.370% due 02/25/2047	287	217
0.390% due 05/25/2047	5,144	3,651
0.391% due 02/20/2047	6,688	4,040
0.400% due 09/25/2046	2,286	1,577
0.406% due 12/20/2046	4,651	2,967
0.420% due 07/25/2046	496	371
0.421% due 07/20/2046 ^	2,911	1,441
1.140% due 12/25/2035	1,332	957
1.651% due 02/25/2036	563	442
2.920% due 02/25/2037 ^	2,300	1,809
6.000% due 10/25/2032	31	32
6.000% due 04/25/2037 ^	289	212
6.250% due 12/25/2033	1,127	1,173

Countrywide Home Loan Mortgage Pass-Through Trust
0.440% due 05/25/2035		409	323
0.500% due 04/25/2035		78	57
0.530% due 03/25/2035		665	440
0.550% due 06/25/2035		7,073	6,077
2.125% due 07/19/2031		5	5
3.090% due 09/25/2047 ^		457	364
3.116% due 11/19/2033		170	168
6.500% due 01/25/2034		18	19
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032		83	75
2.120% due 05/25/2032		1	1
3.936% due 05/15/2038		9,892	9,924
5.000% due 09/25/2015		38	39
5.137% due 08/15/2036		1,283	1,299
Credit Suisse Mortgage Capital Certificates
0.439% due 10/15/2021		3,976	3,882
4.871% due 07/27/2037		2,859	2,903
DBRR Trust
0.946% due 09/25/2045		75,962	76,241
Deutsche Mortgage Securities, Inc.
1.462% due 06/28/2047		129	129
European Loan Conduit
0.342% due 05/15/2019	EUR	3,141	3,906
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035		$1,211	1,183
First Republic Mortgage Loan Trust
0.509% due 08/15/2032		4,636	4,656
0.559% due 11/15/2031		407	405
0.690% due 06/25/2030		319	315
Fosse Master Issuer PLC
1.725% due 10/18/2054		21,767	22,120
GE Capital Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	2,065
GMAC Mortgage Corp. Loan Trust
5.327% due 08/19/2034		3,576	3,688
Gracechurch Mortgage Financing PLC
0.412% due 11/20/2056		1,358	1,358
Greenpoint Mortgage Funding Trust
0.430% due 06/25/2045		457	366
0.440% due 06/25/2045		222	163
0.480% due 11/25/2045		506	369
Greenwich Capital Acceptance, Inc.
3.004% due 06/25/2024		6	6
Greenwich Capital Commercial Funding Corp.
4.915% due 01/05/2036		5,499	5,604
5.381% due 03/10/2039		1,267	1,308
5.444% due 03/10/2039		11,900	13,752
5.597% due 12/10/2049		1,325	1,350
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,553	6,560
1.260% due 03/06/2020		8,300	8,312
1.456% due 03/06/2020		3,700	3,706
1.731% due 03/06/2020		5,500	5,511
2.476% due 03/06/2020		1,000	1,003
GSR Mortgage Loan Trust
2.660% due 09/25/2035		5,926	5,970
2.774% due 01/25/2036		1,141	987
2.960% due 04/25/2036		586	551
Harborview Mortgage Loan Trust
0.340% due 04/19/2038		1,455	1,082
0.370% due 01/19/2038		4,968	4,947
0.390% due 07/19/2046		2,831	1,676
0.430% due 05/19/2035		2,015	1,592
0.450% due 03/19/2036		5,170	3,361
0.950% due 02/19/2034		280	280
5.262% due 08/19/2036 ^		355	288
Impac CMB Trust
1.110% due 10/25/2033		39	39
Indymac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		1	1
1.820% due 01/25/2032		4	4
Indymac Index Mortgage Loan Trust
0.400% due 09/25/2046		1,896	1,328
0.410% due 06/25/2047		1,015	662
0.420% due 05/25/2046		323	240
0.450% due 07/25/2035		301	247
2.651% due 12/25/2034		62	55
Indymac Mortgage Loan Trust
0.390% due 07/25/2047		1,092	692
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019		3,721	3,626
1.525% due 07/15/2046		2,242	2,272
1.875% due 02/15/2046		2,002	2,038
4.654% due 01/12/2037		887	900
4.678% due 07/15/2042		828	837

4.959% due 08/15/2042	402	405
5.130% due 01/12/2043	506	509
5.190% due 12/15/2044	586	610
5.247% due 01/12/2043	734	738
5.289% due 05/15/2045	250	250
5.326% due 08/12/2040	3,410	3,452
5.440% due 06/12/2047	12,910	14,903
JPMorgan Mortgage Trust
3.169% due 04/25/2035	6,776	6,280
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	1,231	1,278
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.329% due 09/15/2021	357	356
Luminent Mortgage Trust
0.380% due 12/25/2036	1,415	1,001
0.390% due 12/25/2036	559	377
0.410% due 10/25/2046	465	366
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040	55	56
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046	889	614
2.630% due 11/21/2034	3,463	3,564
MASTR Alternative Loans Trust
5.000% due 04/25/2019	287	296
6.000% due 08/25/2033	155	166
MASTR Asset Securitization Trust
5.500% due 09/25/2033	396	418
MASTR Seasoned Securities Trust
6.217% due 09/25/2017	77	81
Mellon Residential Funding Corp.
0.649% due 12/15/2030	2,174	2,172
0.909% due 11/15/2031	2,501	2,469
2.610% due 10/20/2029	1,549	1,558
Merrill Lynch Floating Trust
0.751% due 07/09/2021	31,504	31,302
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035	3,661	3,417
1.214% due 10/25/2035	5,634	5,555
1.760% due 10/25/2035	3,306	3,262
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	8,405	7,338
2.039% due 12/25/2032	15	15
Merrill Lynch Mortgage Trust
5.849% due 06/12/2050	958	1,027
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	1,011	794
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	8,600	9,809
Morgan Stanley Capital Trust
5.010% due 04/15/2038	2,780	2,824
5.208% due 11/14/2042	3,000	3,319
5.450% due 10/28/2033	219	220
5.575% due 04/12/2049	910	939
5.610% due 04/15/2049	2,023	2,089
Morgan Stanley Mortgage Loan Trust
0.430% due 02/25/2047	970	133
2.514% due 06/25/2036	248	230
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045	2,500	2,934
MortgageIT Trust
0.580% due 12/25/2034	193	189
RBSSP Resecuritization Trust
0.530% due 08/26/2045	13,978	12,133
0.710% due 09/26/2036	7,032	6,818
0.710% due 10/26/2036	9,892	9,170
2.640% due 12/26/2036	9,346	9,415
2.770% due 10/26/2036	10,123	10,287
Residential Accredit Loans, Inc. Trust
0.420% due 04/25/2046	284	134
0.460% due 08/25/2037	799	585
0.510% due 08/25/2035	1,474	1,088
1.525% due 09/25/2045	901	672
Residential Asset Securitization Trust
2.823% due 12/25/2034	5,827	5,867
5.750% due 02/25/2036 ^	266	217
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	49	52
Sequoia Mortgage Trust
0.561% due 07/20/2033	3,082	3,052
0.971% due 10/20/2027	1,128	1,129
2.649% due 04/20/2035	681	686
2.728% due 01/20/2047	450	362
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 01/25/2035	90	64
2.775% due 02/25/2034	184	186
2.797% due 08/25/2035	1,151	1,049

Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037	1,280	867
0.400% due 07/25/2046	3,308	2,214
0.430% due 05/25/2036	8,470	5,610
0.430% due 05/25/2046	1,276	615
0.440% due 05/25/2045	678	491
0.460% due 07/19/2035	7,984	7,907
0.490% due 02/25/2036	44	29
0.790% due 07/19/2034	44	44
0.870% due 09/19/2032	57	55
0.910% due 03/19/2034	603	595
0.910% due 04/19/2035	2,217	2,069
Structured Asset Securities Corp.
2.393% due 07/25/2032	109	108
2.555% due 01/25/2032	10	9
2.584% due 02/25/2032	137	141
2.859% due 10/28/2035	386	358
4.550% due 02/25/2034	184	187
UBS Commercial Mortgage Trust
0.784% due 07/15/2024	1,707	1,659
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	1,454	1,432
3.989% due 06/15/2035	1,343	1,352
5.262% due 07/15/2041	5,192	5,407
5.275% due 11/15/2048	27	27
5.421% due 04/15/2047	1,620	1,668
5.732% due 06/15/2049	529	544
WaMu Mortgage Pass-Through Certificates
0.470% due 11/25/2045	186	174
0.480% due 12/25/2045	339	316
0.500% due 10/25/2045	745	711
0.520% due 01/25/2045	276	270
0.866% due 02/25/2047	926	694
0.866% due 03/25/2047	2,868	2,054
0.895% due 01/25/2047	667	562
0.906% due 01/25/2047	1,429	1,035
0.926% due 04/25/2047	2,041	1,838
0.976% due 12/25/2046	2,655	2,278
0.986% due 12/25/2046	1,348	1,012
1.160% due 02/25/2046	3,218	2,958
1.166% due 08/25/2046	18,887	15,009
1.365% due 11/25/2042	526	505
1.565% due 06/25/2042	691	668
1.565% due 08/25/2042	799	767
2.120% due 03/25/2033	116	117
2.129% due 01/25/2037 ^	842	656
2.261% due 02/27/2034	122	124
2.261% due 01/25/2047	362	324
2.403% due 04/25/2037	566	425
2.426% due 12/25/2036 ^	537	425
2.435% due 09/25/2033	3,696	3,782
2.496% due 02/25/2037 ^	1,444	1,062
2.511% due 07/25/2046	368	336
2.511% due 08/25/2046	9,036	8,188
2.511% due 12/25/2046	1,399	1,214
2.538% due 09/25/2046	681	594
2.538% due 11/25/2046	255	231
2.551% due 09/25/2033	1,533	1,550
2.571% due 06/25/2034	2,900	2,962
2.685% due 02/25/2037	3,367	2,703
2.697% due 09/25/2036	941	763
4.738% due 05/25/2037 ^	1,364	1,057
4.999% due 02/25/2037	1,837	1,506
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.136% due 05/25/2046	697	436
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033	45	45
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^	1,193	1,049
2.625% due 12/25/2034	2,885	2,985
2.626% due 09/25/2034	406	422
2.626% due 06/25/2035	4,436	4,550
2.627% due 03/25/2036	316	311
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044	1,830	1,859
1.607% due 06/15/2044	7,862	7,998

Total Mortgage-Backed Securities (Cost $809,997)		800,489

ASSET-BACKED SECURITIES 6.6%
ACA CLO Ltd.
0.565% due 07/25/2018	12,555	12,340
ACE Securities Corp.
0.270% due 10/25/2036	24	8

AIMCO CLO
0.569% due 10/20/2019		3,737	3,649
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		970	986
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		2,409	2,390
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		63	55
0.910% due 10/25/2031		391	310
0.910% due 08/25/2032		401	354
Amresco Residential Securities Mortgage Loan Trust
1.150% due 06/25/2029		99	84
ARES CLO Ltd.
0.562% due 02/24/2018		1,775	1,757
0.942% due 11/25/2020		15,800	15,632
Artus Loan Fund Ltd.
5.310% due 02/15/2018		26,803	26,345
Asset-Backed European Securitisation Transaction SRL
1.010% due 09/21/2020	EUR	5,716	7,560
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		$853	785
Asset-Backed Securities Corp. Home Equity
0.290% due 05/25/2037		124	102
0.485% due 09/25/2034		445	428
Avalon Capital Ltd.
0.582% due 02/24/2019		2,599	2,567
0.592% due 02/24/2019		1,996	1,972
Avenue CLO Fund Ltd.
0.660% due 02/15/2017		3,509	3,496
Bear Stearns Asset-Backed Securities Trust
0.280% due 12/25/2036		177	172
0.290% due 10/25/2036		34	32
0.870% due 10/25/2032		548	508
1.010% due 10/27/2032		82	75
1.210% due 10/25/2037		3,031	2,442
1.210% due 11/25/2042		49	47
Black Diamond CLO Delaware Corp.
0.559% due 06/20/2017		338	337
BlueMountain CLO Ltd.
0.548% due 11/15/2017		14,602	14,503
Carrington Mortgage Loan Trust
0.530% due 10/25/2035		344	343
Centurion CDO Ltd.
0.683% due 01/30/2016		323	322
Chase Funding Mortgage Loan Asset-Backed Certificates
0.850% due 08/25/2032		38	31
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033		36	33
Citibank Omni Master Trust
2.959% due 08/15/2018		153,091	159,316
4.900% due 11/15/2018		35,758	38,588
5.350% due 08/15/2018		10,000	10,764
Citigroup Mortgage Loan Trust, Inc.
0.270% due 07/25/2045		875	629
0.320% due 08/25/2036		85	84
Collegiate Funding Services Education Loan Trust
0.410% due 12/28/2021		870	867
Contimortgage Home Equity Trust
0.889% due 03/15/2027		1	1
Countrywide Asset-Backed Certificates
0.310% due 08/25/2037		8,302	8,137
0.390% due 09/25/2036		939	908
0.400% due 06/25/2036		613	592
0.690% due 12/25/2031		47	30
0.950% due 05/25/2032		239	209
1.070% due 05/25/2033		20	17
Countrywide Home Equity Loan Trust
0.349% due 01/15/2037		55	43
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		73	35
0.330% due 07/25/2037		568	281
CSAM Funding
0.891% due 09/01/2015		887	883
Delta Funding Home Equity Loan Trust
1.029% due 09/15/2029		34	28
Educational Services of America, Inc.
0.941% due 04/25/2039		12,000	12,016
EMC Mortgage Loan Trust
0.910% due 01/25/2041		1,330	1,164
0.950% due 05/25/2040		76	70
Equity One ABS, Inc.
0.510% due 04/25/2034		597	467
0.770% due 11/25/2032		524	462

First CLO Ltd.
0.620% due 12/14/2016		86	86
First Franklin Mortgage Loan Trust
0.950% due 12/25/2034		5	6
First NLC Trust
0.280% due 08/25/2037		676	297
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	12,405	12,528
1.960% due 07/15/2015		9,174	9,268
Fore CLO Ltd.
0.564% due 07/20/2019		$28,300	27,420
Four Corners CLO
0.580% due 01/26/2020		4,516	4,437
Franklin CLO Ltd.
0.568% due 06/15/2018		13,095	12,747
Fraser Sullivan CLO Ltd.
0.568% due 03/15/2020		1,318	1,301
Galaxy CLO Ltd.
0.579% due 10/20/2017		3,656	3,627
GCO Education Loan Funding Trust
0.392% due 11/25/2020		465	463
Gracechurch Card Funding PLC
0.909% due 02/15/2017		73,000	73,559
Greenpoint Home Equity Loan Trust
0.569% due 01/15/2030		201	163
GSAMP Trust
0.280% due 12/25/2036		490	237
GSRPM Mortgage Loan Trust
0.910% due 01/25/2032		33	33
Gulf Stream Sextant CLO Ltd.
0.542% due 08/21/2020		934	924
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		3,752	3,718
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	222	292
Hewett’s Island CDO Ltd.
0.580% due 08/09/2017		$2,073	2,055
Home Equity Asset Trust
0.270% due 05/25/2037		59	58
1.130% due 02/25/2033		1	1
HSBC Home Equity Loan Trust
0.501% due 01/20/2034		1,129	1,095
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036		142	51
Hyundai Capital Auto Funding Ltd.
1.209% due 09/20/2016		3,165	3,171
Irwin Home Equity Corp.
0.750% due 07/25/2032		133	89
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		216	200
0.290% due 03/25/2037		75	75
Katonah Ltd.
0.629% due 09/20/2016		2,137	2,135
Kingsland Ltd.
0.560% due 06/13/2019		28,704	28,558
Lafayette CLO Ltd.
1.751% due 09/06/2022		11,361	11,339
Lehman ABS Mortgage Loan Trust
0.300% due 06/25/2037		570	307
Lehman XS Trust
0.360% due 04/25/2037		2,122	1,355
Leopard CLO BV
0.656% due 04/21/2020	EUR	3,764	4,857
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		$359	319
0.910% due 03/25/2032		65	56
Louisiana Public Facilities Authority
0.815% due 04/26/2021		2,010	2,013
Madison Park Funding Ltd.
0.580% due 05/10/2019		1,198	1,188
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	14,580	19,258
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		$3,489	3,506
MASTR Asset-Backed Securities Trust
0.260% due 11/25/2036		90	37
0.260% due 01/25/2037		461	146
0.290% due 05/25/2037		87	85
Merrill Lynch Mortgage Investors, Inc.
0.290% due 09/25/2037		7	2
0.330% due 02/25/2037		446	168
Morgan Stanley ABS Capital
0.270% due 05/25/2037		319	200
0.310% due 09/25/2036		38	25
1.010% due 07/25/2037		688	654

Morgan Stanley IXIS Real Estate Capital Trust
0.260% due 11/25/2036		13	5
Nautique Funding Ltd.
0.590% due 04/15/2020		1,925	1,852
Nelnet Education Loan Funding, Inc.
0.452% due 08/26/2019		2,559	2,555
Nelnet Student Loan Trust
1.015% due 07/25/2018		2,004	2,010
Neptune Finance CCS Ltd.
0.934% due 04/20/2020		7,900	7,736
New Century Home Equity Loan Trust
0.390% due 05/25/2036		762	460
0.470% due 06/25/2035		82	81
Northstar Education Finance, Inc.
0.453% due 01/28/2017		5,400	5,306
0.910% due 12/26/2031		22,368	22,398
Oak Hill Credit Partners
0.561% due 05/17/2021		2,187	2,164
Option One Mortgage Loan Trust
0.270% due 07/25/2037		66	66
0.750% due 06/25/2032		29	25
0.750% due 08/25/2032		185	154
Pacifica CDO Ltd.
0.574% due 01/26/2020		3,749	3,702
0.700% due 05/13/2016		597	594
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		1,555	1,579
Park Place Securities, Inc.
0.470% due 09/25/2035		617	598
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		2,625	2,624
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047		811	706
Renaissance Home Equity Loan Trust
0.570% due 11/25/2034		250	225
0.650% due 08/25/2033		982	887
0.710% due 12/25/2033		440	419
Residential Asset Mortgage Products Trust
0.770% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
0.710% due 07/25/2032 ^		97	73
SC Germany Auto
0.242% due 07/10/2019	EUR	1,136	1,499
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037		$63	59
Shasta CLO Ltd.
0.569% due 04/20/2013		280	279
SLC Student Loan Trust
4.750% due 06/15/2033		5,537	5,294
SLM Student Loan Trust
0.315% due 07/25/2017		1,012	1,010
0.385% due 04/27/2020		10,026	10,017
0.385% due 04/25/2022		19,431	19,417
0.395% due 07/25/2019		3,702	3,691
0.395% due 04/25/2023		3,813	3,810
0.405% due 04/25/2022		510	510
0.435% due 01/27/2025		7,000	6,968
0.445% due 04/25/2019		344	344
0.455% due 01/27/2020		250	250
0.465% due 01/25/2021		9,518	9,513
0.910% due 01/25/2029		13,118	13,302
0.959% due 10/16/2023		1,857	1,865
1.259% due 06/15/2023		1,492	1,504
1.309% due 12/15/2021		5,487	5,531
1.415% due 10/25/2016		727	731
1.815% due 04/25/2023		17,281	18,029
2.350% due 04/15/2039		2,189	2,204
3.500% due 08/17/2043		17,637	17,067
South Carolina Student Loan Corp.
0.765% due 01/25/2021		4,053	4,061
Specialty Underwriting & Residential Finance
0.270% due 01/25/2038		166	159
0.890% due 01/25/2034		90	76
Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019		3,678	3,631
Structured Asset Securities Corp.
0.310% due 01/25/2037		323	283
0.790% due 01/25/2033		1,083	994
1.714% due 04/25/2035		2,194	2,115
Trimaran CLO Delaware Corp.
0.563% due 11/01/2018		1,500	1,469
Volkswagen Car Lease
0.790% due 06/21/2016	EUR	1,455	1,922
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		$83	34

Whitney CLO Ltd.
0.601% due 03/01/2017		271	270

Total Asset-Backed Securities (Cost $768,620)			763,501

SOVEREIGN ISSUES 8.9%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		2,100	2,237
Instituto de Credito Oficial
2.375% due 03/04/2013		22,400	22,387
3.250% due 05/14/2013		13,428	13,451
Israel Government International Bond
4.625% due 06/15/2013		375	381
Kommunalbanken A/S
0.508% due 04/01/2015		12,750	12,798
0.690% due 03/27/2017		66,100	66,555
1.000% due 02/09/2015		39,720	40,167
1.000% due 09/26/2017		15,300	15,306
1.750% due 10/05/2015		15,000	15,478
2.375% due 01/19/2016		6,350	6,686
2.750% due 05/05/2015		46,200	48,553
2.875% due 10/27/2014		6,000	6,268
Kommunekredit
1.000% due 05/05/2015		20,000	20,234
Kommuninvest Sverige AB
0.497% due 04/11/2014		16,850	16,826
1.000% due 10/24/2017 (e)		5,000	4,999
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,421,640	356,635
Province of Ontario
0.458% due 04/01/2015		$15,110	15,113
0.950% due 05/26/2015		30,400	30,809
1.600% due 09/21/2016		15,100	15,593
2.700% due 06/16/2015		40,712	42,884
2.950% due 02/05/2015		76,800	80,757
4.100% due 06/16/2014		148,400	156,466
Qatar Government International Bond
5.150% due 04/09/2014		8,200	8,642
Republic of Italy Government Bond
2.125% due 09/16/2013		15,547	15,638
Republic of Korea
4.250% due 06/01/2013		4,240	4,303
Spain Government International Bond
3.625% due 06/17/2013		21,840	21,854

Total Sovereign Issues (Cost $1,021,623)			1,041,020

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 01/30/2013 (b)		328	2,408

Total Preferred Securities (Cost $3,489)			2,408

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.4%
CERTIFICATES OF DEPOSIT 2.3%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$800	801
1.824% due 06/10/2013		27,900	27,930
Banco Bradesco S.A.
1.955% due 01/24/2013		48,250	48,279
Banco do Brasil S.A.
0.000% due 05/06/2013		10,000	10,018
0.000% due 10/11/2013		26,700	26,277
0.000% due 11/01/2013		8,000	7,950
Dexia Credit Local S.A.
1.650% due 09/12/2013		400	400
1.700% due 09/06/2013		111,850	111,981
Itau Unibanco Holding S.A.
2.010% due 03/26/2013		29,000	28,907
Standard Chartered Bank
0.543% due 04/12/2013		5,000	4,980

Svenska Handelsbanken AB
0.753% due 01/18/2013	500	500

		268,023

COMMERCIAL PAPER 7.7%
Amcor Ltd.
0.520% due 01/04/2013	25,800	25,799
Banco Bilbao Vizcaya Argentaria S.A.
2.500% due 10/21/2013	300	295
3.120% due 10/21/2013	122,200	120,266
British Telecommunications PLC
1.600% due 05/15/2013	14,225	14,189
1.640% due 05/15/2013	59,300	59,152
Daimler Finance North America LLC
0.930% due 09/16/2013	700	696
DCP Midstream LLC
0.580% due 01/09/2013	16,000	15,998
Devon Energy Corp.
0.400% due 01/25/2013	15,800	15,796
0.400% due 01/28/2013	17,600	17,595
Dominion Resources, Inc.
0.420% due 01/17/2013	3,100	3,099
0.430% due 01/14/2013	10,000	9,999
0.460% due 01/11/2013	1,200	1,200
Duke Energy Corp.
0.470% due 01/02/2013	19,820	19,820
Electricite de France S.A.
0.810% due 01/06/2014	29,500	29,281
0.825% due 01/15/2014	80,600	79,987
Entergy Corp.
0.730% due 01/16/2013	1,600	1,600
0.740% due 01/16/2013	21,500	21,494
0.920% due 02/19/2013	1,200	1,199
0.940% due 02/06/2013	15,500	15,486
0.940% due 02/08/2013	9,600	9,591
Erste Abwicklungsanstalt
0.490% due 08/02/2013	50,000	49,886
0.495% due 06/07/2013	12,000	11,984
0.500% due 06/07/2013	12,950	12,933
Ford Motor Credit Co. LLC
0.895% due 01/22/2013	100	100
Holcim U.S. Finance SARL & Cie S.C.S.
0.540% due 01/30/2013	1,900	1,899
0.540% due 03/13/2013	10,300	10,292
0.580% due 01/15/2013	15,000	14,997
Nisource Finance Corp.
1.270% due 03/01/2013	60,800	60,676
Nissan Motor Acceptance Corporation
0.410% due 01/11/2013	10,000	9,999
0.420% due 01/07/2013	4,000	4,000
PPL Energy Supply LLC
0.460% due 01/11/2013	14,900	14,898
0.460% due 01/22/2013	17,520	17,515
Santander S.A.
1.740% due 04/02/2013	600	598
2.070% due 04/02/2013	68,800	68,606
Standard Chartered Bank
0.858% due 09/26/2013	10,000	9,958
0.950% due 09/26/2013	42,000	41,825
Vodafone Group PLC
0.980% due 09/09/2013	7,700	7,660
1.023% due 06/14/2013	2,000	1,995
1.070% due 06/14/2013	7,000	6,982
1.200% due 06/11/2013	31,000	30,922
Volvo Group Treasury North America
0.620% due 01/25/2013	8,420	8,417
0.620% due 01/29/2013	3,650	3,648
0.630% due 01/15/2013	26,700	26,694
0.630% due 01/28/2013	4,500	4,498
0.640% due 01/17/2013	19,000	18,995

		902,519

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.230% due 01/02/2013	7,200	7,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $7,343. Repurchase proceeds are $7,200.)

State Street Bank and Trust Co.
0.010% due 01/02/2013		5,235	5,235
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $5,341. Repurchase proceeds are $5,235.)

			12,435

SHORT-TERM NOTES 0.5%
Appalachian Power Co.
0.685% due 08/16/2013		1,900	1,903
Export-Import Bank of Korea
1.264% due 07/26/2013		33,500	33,502
Holmes Master Issuer PLC
0.409% due 01/15/2013		24,400	24,430

			59,835

JAPAN TREASURY BILLS 3.0%
0.099% due 01/10/2013 - 01/15/2013 (a)	JPY	29,800,000	343,963

U.S. TREASURY BILLS 0.1%
0.151% due 05/02/2013 - 12/12/2013 (a)(g)		$15,884	15,867

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 3.7%
PIMCO Short-Term Floating NAV Portfolio		5,909	59
PIMCO Short-Term Floating NAV Portfolio III		43,587,474	435,657

			435,716

Total Short-Term Instruments (Cost $2,071,777)			2,038,358

Total Investments 112.0% (Cost $13,035,353)			$13,060,775
Written Options (i) (0.0%) (Premiums $124)			(123)
Other Assets and Liabilities (Net) (12.0%)			(1,400,145)

Net Assets 100.0%			$11,660,507

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $191,418 at a weighted average interest rate of 0.197%.

(e)	Securities with an aggregate market value of $959,336 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	12/13/2012	12/12/2014	$4,166	$(4,163)
	(1.250%)	12/13/2012	12/13/2014	1,041	(1,040)
BPG	0.400%	12/26/2012	01/02/2013	175,547	(175,561)
	0.400%	12/28/2012	01/02/2013	162,307	(162,316)
DEU	(0.500%)	11/06/2012	11/02/2014	4,856	(4,852)
JPS	0.360%	12/14/2012	01/07/2013	123,366	(123,389)
RBS	0.330%	12/03/2012	01/03/2013	154,125	(154,167)
	0.360%	12/20/2012	01/03/2013	340,990	(341,035)

					$(966,523)

(f)	Securities with an aggregate market value of $240 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Mortgage-Backed Securities DTCC GCF Repo Index January Futures	Long	01/2013	250	$(47)
U.S. Treasury DTCC GCF Repo Index January Futures	Short	01/2013	250	25

				$(22)

(g)	Securities with an aggregate market value of $21,272 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(h)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	JPM	(3.000%	)	03/20/2014	0.491%	$25,400	$(806)	$(422)	$(384)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	1.417%	11,100	(225)	682	(907)

							$(1,031)	$260	$(1,291)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch InBev Worldwide, Inc.	CBK	1.000%	09/20/2015	0.372%		$10,000	$175	$127	$48
BP Capital Markets America, Inc.	BOA	1.000%	09/20/2015	0.310%		25,000	479	181	298
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.275%		600	71	11	60
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.275%		2,100	249	(48)	297
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.310%		1,100	143	19	124
BP Capital Markets America, Inc.	HUS	1.000%	09/20/2015	0.310%		25,000	479	157	322
BP Capital Markets America, Inc.	HUS	1.000%	12/20/2015	0.339%		21,500	430	397	33
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.275%		3,000	357	21	336
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	12/20/2015	0.876%		25,000	101	152	(51)
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.876%		19,200	77	117	(40)
John Deer Capital Corp.	BOA	1.000%	09/20/2014	0.199%		25,000	355	403	(48)
MetLife, Inc.	BRC	1.000%	12/20/2015	1.063%		53,000	(79)	(446)	367
Panasonic Corp.	BRC	1.000%	12/20/2013	0.879%	JPY	500,000	9	(55)	64
Panasonic Corp.	GST	1.000%	12/20/2013	0.879%		750,000	13	(77)	90
Shell International Finance BV	CBK	1.000%	09/20/2015	0.223%		$23,560	508	344	164
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.869%		9,700	41	15	26
Teck Resources Ltd.	DUB	1.000%	12/20/2015	0.869%		5,000	21	15	6
Teck Resources Ltd.	GST	1.000%	12/20/2015	0.869%		10,000	42	30	12
Teck Resources Ltd.	JPM	1.000%	12/20/2015	0.869%		15,000	63	67	(4)
Teck Resources Ltd.	MYC	1.000%	12/20/2015	0.869%		10,000	42	9	33

							$ 3,576	$1,439	$2,137

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.214% based on the notional amount of currency received	04/15/2013	JPM	$13,828	EUR	9,800	$901	$6	$895
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.231% based on the notional amount of currency received	12/20/2013	JPM	29,219		22,002	192	(139)	331
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.261% based on the notional amount of currency received	02/04/2013	JPM	16,550		12,500	60	(1,146)	1,206
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.280% based on the notional amount of currency received	02/04/2013	JPM	6,314		4,800	(17)	(481)	464
Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	FBF	10,857		7,700	706	(103)	809
Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	FBF	10,826		7,700	668	(134)	802

							$2,510	$(1,997)	$4,507

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.750%	10/15/2016	GLM		$3,072,110	$839	$(1,933)	$2,772
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.750%	12/16/2016	GLM		1,753,500	(776)	(706)	(70)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.750%	12/16/2016	MYC		1,000,000	(442)	(290)	(152)
Receive	3-Month USD-LIBOR	0.320%	06/19/2013	BRC		10,155,900	(577)	0	(577)
Receive	3-Month USD-LIBOR	0.320%	06/19/2013	GLM		12,851,200	(730)	0	(730)
Receive	3-Month USD-LIBOR	0.645%	06/19/2013	BRC		5,000,000	(4,386)	0	(4,386)
Receive	3-Month USD-LIBOR	0.645%	06/19/2013	GLM		5,000,000	(4,386)	0	(4,386)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC	MXN	958,500	(869)	(716)	(153)

							$(11,327)	$(3,645)	$(7,682)

(i)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	$50,800	$51	$(79)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	50,800	73	(44)

							$124	$(123)

(j)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	84,547		$87,362	JPM	$0	$(390)	$(390)
01/2013		1,625		1,690	RYL	3	0	3
01/2013	DKK	407,291		69,198	BPS	0	(2,860)	(2,860)
01/2013		86,224		14,573	DUB	0	(681)	(681)
01/2013	EUR	32,775		42,615	BOA	0	(651)	(651)
01/2013		79,860		103,001	BPS	0	(2,421)	(2,421)
01/2013		13		17	CBK	0	0	0
01/2013		12		16	FBF	0	0	0
01/2013		341		443	RYL	0	(7)	(7)
01/2013		57,242		74,856	UAG	0	(708)	(708)
01/2013	JPY	6,600,000		83,981	BOA	7,798	0	7,798
01/2013		11,400,000		145,051	CBK	13,455	0	13,455
01/2013		279,764		3,355	FBF	126	0	126
01/2013		11,800,000		150,880	UAG	14,673	0	14,673
01/2013		$80,287	DKK	485,100	HUS	5,537	0	5,537
01/2013		507	EUR	388	BPS	6	0	6
01/2013		3,791		2,925	FBF	70	0	70
01/2013		178,680		140,091	HUS	6,252	0	6,252
01/2013		3,109		2,396	UAG	54	0	54
02/2013	BRL	2,134		$1,034	HUS	0	(4)	(4)
02/2013	CNY	60,735		9,676	HUS	22	0	22
02/2013		181,499		28,700	JPM	0	(151)	(151)
02/2013	DKK	4,805		842	CBK	0	(8)	(8)
02/2013		4,896		842	DUB	0	(25)	(25)
02/2013		888		153	JPM	0	(4)	(4)
02/2013		5,883		1,039	MSC	0	(3)	(3)
02/2013		$10,730	CNY	67,909	DUB	65	0	65
02/2013		12,609		80,000	JPM	107	0	107
02/2013		14,852		94,324	RYL	142	0	142
03/2013	CAD	37,624		$38,282	BRC	511	0	511
03/2013		$9,920	CAD	9,801	CBK	0	(83)	(83)
03/2013		2,718		2,688	HUS	0	(20)	(20)
04/2013	DKK	45,125		$7,773	BPS	0	(222)	(222)
04/2013		682,300		116,906	BRC	0	(3,978)	(3,978)
04/2013		426,626		75,000	HUS	0	(586)	(586)
04/2013		244,150		42,663	MSC	0	(594)	(594)
04/2013	MXN	129,160		9,899	FBF	0	(10)	(10)
04/2013		114,920		8,934	MSC	118	0	118
04/2013		4,451,992		335,994	UAG	0	(5,539)	(5,539)
04/2013		$10,403	MXN	135,000	BRC	0	(47)	(47)
04/2013		326		4,269	JPM	1	0	1
04/2013		590		7,776	MSC	6	0	6
08/2013	CNY	60,000		$9,536	HUS	40	0	40
08/2013		$3,831	CNY	24,000	DUB	0	(33)	(33)
08/2013		2,703		17,000	RYL	0	(12)	(12)
08/2013		3,027		19,000	UAG	0	(20)	(20)

						$48,986	$(19,057)	$29,929

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$36,479	$0	$36,479
Corporate Bonds & Notes
Banking & Finance	0	3,620,534	26,192	3,646,726
Industrials	0	2,271,249	0	2,271,249
Utilities	0	248,913	0	248,913
Municipal Bonds & Notes
Arkansas	0	7,252	0	7,252
California	0	69,473	0	69,473
Georgia	0	1,989	0	1,989
Massachusetts	0	10,268	0	10,268
Minnesota	0	12,581	0	12,581
New Jersey	0	32,140	0	32,140
New York	0	58,991	0	58,991
North Carolina	0	4,255	0	4,255
U.S. Government Agencies	0	1,364,675	151,180	1,515,855
U.S. Treasury Obligations	0	498,828	0	498,828
Mortgage-Backed Securities	0	724,192	76,297	800,489
Asset-Backed Securities	0	728,746	34,755	763,501
Sovereign Issues	0	1,036,991	4029	1,041,020
Preferred Securities
Banking & Finance	0	0	2,408	2,408
Short-Term Instruments
Certificates of Deposit	0	241,747	26,276	268,023
Commercial Paper	0	902,519	0	902,519
Repurchase Agreements	0	12,435	0	12,435
Short-Term Notes	0	59,835	0	59,835
Japan Treasury Bills	0	343,963	0	343,963
U.S. Treasury Bills	0	15,867	0	15,867
Central Funds Used for Cash Management Purposes	435,716	0	0	435,716
	$435,716	$12,303,922	$321,137	$13,060,775

Financial Derivative Instruments - Assets
Credit Contracts	0	2,280	0	2,280
Foreign Exchange Contracts	0	53,493	0	53,493
Interest Rate Contracts	25	2,772	0	2,797
	$25	$58,545	$0	$58,570

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,434)	0	(1,434)
Foreign Exchange Contracts	0	(19,057)	0	(19,057)
Interest Rate Contracts	(47)	(10,577)	0	(10,624)

	$(47)	$(31,068)	$0	$(31,115)

Totals	$435,694	$12,331,399	$321,137	$13,088,230

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$18,947	$26,218	$0	$28	$0	$(55)	$0	$(18,946)	$26,192	$(27)
Industrials	17,436	0	(17,263)	(60)	(379)	266	0	0	0	0
U.S. Government Agencies	173,740	1,633	(24,427)	0	(1)	235	0	0	151,180	250
Mortgage-Backed Securities	286	76,598	(934)	0	5	286	56	0	76,297	265
Asset-Backed Securities	39,723	12,617	(11,909)	54	(140)	37	0	(5,627)	34,755	0
Sovereign Issues	0	4,034	0	(1)	0	(4)	0	0	4,029	(4)
Preferred Securities
Banking & Finance	2,456	0	0	0	0	(48)	0	0	2,408	(48)
Short-Term Instruments
Certificates of Deposit	0	26,279	0	96	0	(99)	0	0	26,276	0

	$252,588	$147,379	$(54,533)	$117	$(515)	$618	$56	$(24,573)	$321,137	$436
Financial Derivative Instruments - Assets
Interest Rate Contracts	$281	$0	$0	$0	$0	$(281)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$5	$0	$0	$0	$0

Totals	$252,864	$147,379	$(54,533)	$117	$(515)	$342	$56	$(24,573)	$321,137	$436

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$26,192	Benchmark Pricing	Base Price	99.97 - 100.00
U.S. Government Agencies	402	Benchmark Pricing	Base Price	98.00 - 98.65
	150,778	Third Party Vendor	Broker Quote	100.01 - 100.50
Mortgage-Backed Securities
	76,241	Benchmark Pricing	Base Price	100.36
	56	Third Party Vendor	Broker Quote	100.38
Asset-Backed Securities
	30,597	Benchmark Pricing	Base Price	99.91 - 100.30
	4,158	Third Party Vendor	Broker Quote	100.21 - 101.75
Sovereign Issues	4,029	Benchmark Pricing	Base Price	100.82
Preferred Securities
Banking & Finance	2,408	Benchmark Pricing	Base Price	$ 7,393.89
Short-Term Instruments
Certificates of Deposit	26,276	Benchmark Pricing	Base Price	98.35

Total	$321,137

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® TR Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 17.4%
BANKING & FINANCE 13.9%
Ally Financial, Inc.
4.500% due 02/11/2014		$900	$928
7.500% due 12/31/2013		100	106
7.500% due 09/15/2020		100	121
8.300% due 02/12/2015		100	112
American General Institutional Capital
8.125% due 03/15/2046		100	126
American International Group, Inc.
5.050% due 10/01/2015		400	442
5.450% due 05/18/2017		1,800	2,071
5.850% due 01/16/2018		300	355
6.400% due 12/15/2020		700	869
8.250% due 08/15/2018		4,700	6,187
Banco do Brasil S.A.
3.058% due 07/02/2014		200	202
3.875% due 10/10/2022		900	909
Banco Santander Brasil S.A.
2.408% due 03/18/2014		600	598
4.250% due 01/14/2016		1,000	1,042
Banco Santander Chile
1.921% due 01/19/2016		1,000	977
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		500	510
Bank of America Corp.
0.640% due 08/15/2016		400	373
4.500% due 04/01/2015		1,700	1,813
Bank of Montreal
2.850% due 06/09/2015		200	211
Bank of Nova Scotia
1.650% due 10/29/2015		100	103
Banque PSA Finance S.A.
2.206% due 04/04/2014		500	494
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	214
6.500% due 03/10/2021		200	223
7.250% due 04/22/2020		400	448
Bear Stearns Cos. LLC
7.250% due 02/01/2018		200	251
BNP Paribas S.A.
1.250% due 01/10/2014		1,000	1,003
Capital One Capital
10.250% due 08/15/2039		400	400
CBA Capital Trust
5.805% due 06/30/2015 (c)		2,500	2,551
6.024% due 03/15/2016 (c)		100	102
CIT Group, Inc.
4.750% due 02/15/2015		3,500	3,657
5.250% due 04/01/2014		100	104
Citigroup, Inc.
1.790% due 01/13/2014		400	404
5.000% due 09/15/2014		1,700	1,789
5.850% due 07/02/2013		100	103
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		1,600	1,603
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		300	320
Eksportfinans ASA
2.000% due 09/15/2015		700	670
Export-Import Bank of Korea
5.875% due 01/14/2015		600	658
FCE Bank PLC
7.125% due 01/15/2013	EUR	800	1,058
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$400	447
8.000% due 12/15/2016		200	242
8.700% due 10/01/2014		100	112
Goldman Sachs Group, Inc.
0.549% due 01/30/2017	EUR	600	753
1.312% due 02/07/2014		$2,400	2,408
International Lease Finance Corp.
6.750% due 09/01/2016		200	226
Intesa Sanpaolo SpA
2.712% due 02/24/2014		400	400
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	343

JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	100	132
7.900% due 04/30/2018 (c)		$500	569
Korea Development Bank
3.000% due 09/14/2022		700	698
3.500% due 08/22/2017		200	214
Korea Finance Corp.
3.250% due 09/20/2016		600	632
LBG Capital PLC
7.875% due 11/01/2020		900	977
8.000% due 06/15/2020 (c)		200	209
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,900	3,208
Macquarie Group Ltd.
7.300% due 08/01/2014		500	540
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	235
6.875% due 04/25/2018		100	121
MetLife Capital Trust
7.875% due 12/15/2067		2,500	3,087
Moody’s Corp.
4.500% due 09/01/2022		1,800	1,926
Morgan Stanley
0.630% due 01/16/2017	EUR	200	248
National Australia Bank Ltd.
1.067% due 04/11/2014		$2,300	2,315
Nationwide Building Society
6.250% due 02/25/2020		200	236
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015		800	800
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,289
Pricoa Global Funding
0.510% due 09/27/2013		100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	111
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	6,044
11.000% due 06/30/2019 (c)		$75	102
RCI Banque S.A.
2.217% due 04/11/2014		1,500	1,500
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		100	96
Scotland International Finance BV
4.250% due 05/23/2013		400	403
SLM Corp.
5.375% due 05/15/2014		800	839
Springleaf Finance Corp.
6.900% due 12/15/2017		100	90
SSIF Nevada LP
1.040% due 04/14/2014		3,700	3,722
State Bank of India
4.500% due 10/23/2014		800	834
4.500% due 07/27/2015		100	105
Stone Street Trust
5.902% due 12/15/2015		200	219
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		800	1,086
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,346	1,185
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		200	200
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,261

			74,371

INDUSTRIALS 2.8%
AbbVie, Inc.
1.072% due 11/06/2015		1,400	1,417
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014		1,400	1,408
Braskem Finance Ltd.
5.750% due 04/15/2021		300	317
7.000% due 05/07/2020		1,000	1,133
CSN Resources S.A.
6.500% due 07/21/2020		400	436
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,239
Eli Lilly & Co.
4.200% due 03/06/2014		1,000	1,044
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	812
HCA, Inc.
7.875% due 02/15/2020		300	335

Kraft Foods Group, Inc.
6.125% due 08/23/2018	73	90
MGM Resorts International
13.000% due 11/15/2013	1,000	1,111
Mondelez International, Inc.
6.125% due 02/01/2018	27	33
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	700	733
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013	2,900	2,920
UAL Pass-Through Trust
10.400% due 05/01/2018	64	73
UST LLC
5.750% due 03/01/2018	1,100	1,311
Vale Overseas Ltd.
5.625% due 09/15/2019	400	456

		14,868

UTILITIES 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	390
British Telecommunications PLC
1.434% due 12/20/2013	2,200	2,219
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	500	492
Telefonica Chile S.A.
3.875% due 10/12/2022	500	501
TNK-BP Finance S.A.
6.625% due 03/20/2017	100	114

		3,716

Total Corporate Bonds & Notes (Cost $87,985)		92,955

MUNICIPAL BONDS & NOTES 5.5%
CALIFORNIA 2.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500	622
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,403
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	534
San Luis Obispo County, California Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 09/01/2027	7,100	3,233
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800	2,161
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	466

		11,563

COLORADO 1.0%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,045

CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	1,300	1,613

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	900	1,026
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000	1,283

		2,309

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	143

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	700	702

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,442

		2,144

NEW YORK 0.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,235
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,251

		2,600

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	97

TEXAS 0.5%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2022	2,000	2,321
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300	392

		2,713

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,000	1,223

Total Municipal Bonds & Notes (Cost $25,292)		29,450

U.S. GOVERNMENT AGENCIES 44.6%
Fannie Mae
0.560% due 07/25/2037	325	327
0.590% due 07/25/2037	314	317
0.610% due 09/25/2035	476	476
0.660% due 09/25/2035	342	345
0.875% due 08/28/2017 - 12/20/2017	4,400	4,422
0.950% due 03/25/2040	619	627
1.250% due 01/30/2017	1,300	1,334
2.310% due 08/01/2022	100	102
2.500% due 01/01/2028	43,000	44,975
2.870% due 09/01/2027	300	296
3.000% due 02/01/2043	2,000	2,092
3.500% due 01/01/2043	3,000	3,199
4.000% due 08/01/2025 - 02/01/2043	79,870	85,604
4.500% due 04/01/2025 - 02/01/2043	40,428	43,876
4.501% due 07/01/2019	962	1,118
5.000% due 02/13/2017 - 11/01/2041	4,602	5,058
5.375% due 06/12/2017	100	120
5.500% due 09/01/2023 - 12/01/2036	245	267
7.500% due 04/01/2024 - 11/01/2037	874	1,051
Freddie Mac
0.250% due 12/25/2036	24	24
0.359% due 07/15/2019	17	17
0.919% due 10/15/2037	173	174
1.000% due 06/29/2017 - 09/29/2017	4,100	4,153
1.250% due 08/01/2019 - 10/02/2019	1,200	1,200
2.375% due 01/13/2022	100	105
3.000% due 08/01/2019	15,900	16,145
4.500% due 12/01/2039 - 01/01/2043	11,223	12,102
5.500% due 08/23/2017 - 05/01/2040	2,589	2,810
6.000% due 04/01/2040 - 01/01/2043	1,038	1,129
Ginnie Mae
6.000% due 12/15/2038	537	599
Small Business Administration
5.290% due 12/01/2027	108	123
5.720% due 01/01/2029	1,916	2,228
6.020% due 08/01/2028	1,833	2,142

Total U.S. Government Agencies (Cost $236,523)		238,557

U.S. TREASURY OBLIGATIONS 20.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	611	655
0.125% due 07/15/2022	1,207	1,310
0.750% due 02/15/2042 (f)(g)	5,426	5,951
1.750% due 01/15/2028	3,202	4,147
2.375% due 01/15/2025	1,718	2,320
2.375% due 01/15/2027 (f)(g)	2,409	3,322
2.500% due 01/15/2029 (f)(g)	8,404	11,983

U.S. Treasury Notes
0.375% due 11/15/2015		6,800	6,807
0.625% due 11/30/2017		4,700	4,683
0.750% due 10/31/2017		2,300	2,307
0.750% due 12/31/2017		9,300	9,313
0.875% due 07/31/2019		100	99
1.000% due 08/31/2019 (f)		5,100	5,067
1.000% due 09/30/2019		2,400	2,382
1.125% due 05/31/2019 (f)(g)(h)		4,200	4,224
1.250% due 10/31/2019		5,700	5,743
1.625% due 08/15/2022		6,700	6,650
1.625% due 11/15/2022		20,900	20,649
1.750% due 05/15/2022		1,100	1,108
2.625% due 04/30/2018		2,100	2,300
2.875% due 03/31/2018		300	332
3.375% due 11/15/2019		500	574
3.625% due 02/15/2020 (f)(g)		5,800	6,771

Total U.S. Treasury Obligations (Cost $106,398)			108,697

MORTGAGE-BACKED SECURITIES 5.0%
Arran Residential Mortgages Funding PLC
1.391% due 11/19/2047	EUR	1,132	1,502
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$219	224
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		92	92
Chaseflex Trust
0.510% due 07/25/2037		791	640
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037		11	6
2.570% due 03/25/2036		1,213	1,120
5.324% due 08/25/2035		627	628
Countrywide Alternative Loan Trust
0.370% due 02/25/2047		48	36
0.410% due 06/25/2037		163	128
1.651% due 02/25/2036		17	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.803% due 02/20/2035		24	22
2.934% due 11/25/2034		19	18
5.500% due 11/25/2035		172	168
European Loan Conduit
0.342% due 05/15/2019	EUR	1,145	1,424
Granite Master Issuer PLC
0.614% due 12/20/2054	GBP	727	1,161
0.734% due 12/20/2054		1,917	3,061
0.814% due 12/20/2054		1,190	1,901
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	20	26
0.838% due 03/20/2044	GBP	585	937
0.838% due 06/20/2044		452	728
0.898% due 09/20/2044		136	218
0.909% due 01/20/2044		30	48
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$39	39
1.260% due 03/06/2020		1,000	1,001
GSR Mortgage Loan Trust
5.127% due 11/25/2035		33	33
Harborview Mortgage Loan Trust
0.380% due 12/19/2036		1,552	958
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		192	198
4.717% due 02/15/2046		300	353
JPMorgan Mortgage Trust
2.995% due 08/25/2034		344	341
4.963% due 02/25/2035		12	13
5.279% due 07/25/2035		251	252
5.750% due 01/25/2036		53	52
Leek Finance Ltd.
0.799% due 12/21/2037	GBP	682	1,144
Merrill Lynch Floating Trust
0.751% due 07/09/2021		$3,298	3,286
Merrill Lynch Mortgage Investors, Inc.
5.157% due 09/25/2035		509	484
Morgan Stanley Capital Trust
5.610% due 04/15/2049		150	155
Structured Adjustable Rate Mortgage Loan Trust
2.770% due 04/25/2035		516	466
Structured Asset Securities Corp.
2.859% due 10/28/2035		558	516
Titan Europe PLC
0.809% due 10/23/2016	GBP	873	1,362
WaMu Mortgage Pass-Through Certificates
0.895% due 01/25/2047		$51	43
2.511% due 10/25/2046		92	83

2.538% due 09/25/2046		97	85
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 03/25/2036		948	905
5.371% due 12/25/2036		963	964

Total Mortgage-Backed Securities (Cost $26,318)			26,834

ASSET-BACKED SECURITIES 3.4%
Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034		8	8
Bear Stearns Asset-Backed Securities Trust
0.290% due 10/25/2036		2	2
0.370% due 08/25/2036		1,773	1,185
0.410% due 12/25/2036		600	451
Citibank Omni Master Trust
2.959% due 08/15/2018		1,700	1,769
Citigroup Mortgage Loan Trust, Inc.
0.270% due 07/25/2045		58	42
0.320% due 08/25/2036		6	6
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036		88	85
Credit-Based Asset Servicing and Securitization LLC
0.330% due 07/25/2037		15	7
Duane Street CLO Ltd.
0.562% due 11/08/2017		1,592	1,580
Eurocredit CDO BV
0.805% due 10/20/2016	EUR	3,281	4,278
Fannie Mae
4.500% due 12/12/2042		$1,000	1,079
Globaldrive BV
2.460% due 08/20/2017	EUR	759	1,009
HSBC Home Equity Loan Trust
0.361% due 03/20/2036		$347	342
1.151% due 11/20/2036		587	583
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		17	15
Lafayette CLO Ltd.
1.751% due 09/06/2022		1,118	1,115
Morgan Stanley ABS Capital
0.260% due 07/25/2036		7	3
Octagon Investment Partners Ltd.
0.671% due 12/02/2016		377	375
Pacifica CDO Ltd.
0.574% due 01/26/2020		872	861
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	1,030	1,313
3.459% due 05/16/2044		$412	434
3.500% due 08/17/2043		435	421
Soundview Home Loan Trust
0.270% due 11/25/2036		11	4
South Texas Higher Education Authority, Inc.
0.808% due 10/01/2020		1,205	1,207
Venture CDO Ltd.
0.539% due 07/22/2021		400	383

Total Asset-Backed Securities (Cost $18,347)			18,557

SOVEREIGN ISSUES 8.1%
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	400	532
3.750% due 08/01/2015		300	410
3.750% due 04/15/2016		700	960
4.000% due 02/01/2017		300	412
4.500% due 07/15/2015		100	139
4.750% due 09/15/2016		100	141
4.750% due 05/01/2017		400	564
4.750% due 06/01/2017		5,800	8,158
5.250% due 08/01/2017		100	144
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	325
Mexico Government International Bond
6.250% due 06/16/2016	MXN	8,000	645
10.000% due 12/05/2024		7,100	770
Province of British Columbia
4.300% due 06/18/2042	CAD	100	119
Province of Ontario
0.950% due 05/26/2015		$600	608
1.100% due 10/25/2017		200	200
1.650% due 09/27/2019		500	500
3.150% due 06/02/2022	CAD	1,600	1,665
4.000% due 06/02/2021		900	1,002
4.200% due 06/02/2020		100	113
4.300% due 03/08/2017		100	111
Province of Quebec
2.750% due 08/25/2021		$2,400	2,509

3.500% due 07/29/2020		100	111
3.500% due 12/01/2022	CAD	7,100	7,522
4.250% due 12/01/2021		100	113
4.500% due 12/01/2018		300	341
Spain Government International Bond
3.000% due 04/30/2015	EUR	100	132
3.750% due 10/31/2015		11,400	15,164

Total Sovereign Issues (Cost $42,003)			43,410

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		4,400	5,390

Total Convertible Preferred Securities (Cost $5,487)			5,390

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 01/30/2013 (c)		2	15

Total Preferred Securities (Cost $21)			15

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.2%
CERTIFICATES OF DEPOSIT 2.6%
Banco Bradesco S.A.
1.955% due 01/24/2013		$300	300
Dexia Credit Local S.A.
1.650% due 09/12/2013		7,900	7,907
1.700% due 09/06/2013		4,700	4,706
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		900	889
0.000% due 11/01/2013		400	398

			14,200

COMMERCIAL PAPER 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		6,200	6,102
Ford Motor Credit Co. LLC
1.017% due 02/15/2013		600	599
Nisource Finance Corp.
1.100% due 01/28/2013		700	700
Santander S.A.
2.200% due 04/02/2013		300	299
3.100% due 10/01/2013		1,300	1,281

			8,981

MEXICO TREASURY BILLS 5.5%
4.399% due 01/10/2013 - 04/04/2013 (a)	MXN	381,100	29,265

U.S. TREASURY BILLS 0.1%
0.166% due 11/14/2013 (h)		$280	280

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 8.3%
PIMCO Short-Term Floating NAV Portfolio		161	1

PIMCO Short-Term Floating NAV Portfolio III	4,438,712	44,365

		44,366

Total Short-Term Instruments (Cost $96,975)		97,092

PURCHASED OPTIONS (j) 0.0%
(Cost $9)		0

Total Investments 123.5% (Cost $645,358)		$660,957
Written Options (k) (0.0%) (Premiums $231)		(31)
Other Assets and Liabilities (Net) (23.5%)		(125,876)

Net Assets 100.0%		$535,050

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $12,837 at a weighted average interest rate of (0.094%).

(f)	Securities with an aggregate market value of $16,564 and cash of $48 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	6	$5
90-Day Euribor June Futures	Long	06/2015	2	0
90-Day Euribor March Futures	Long	03/2015	2	0
90-Day Euribor September Futures	Long	09/2015	1	1
90-Day Eurodollar December Futures	Long	12/2015	223	2
90-Day Eurodollar June Futures	Long	06/2015	229	99
90-Day Eurodollar June Futures	Long	06/2016	3	0
90-Day Eurodollar March Futures	Long	03/2016	44	4
90-Day Eurodollar September Futures	Long	09/2015	20	10
90-Day Eurodollar September Futures	Long	09/2016	2	0
Euro-Bund 10-Year Bond March Futures	Short	03/2013	4	(5)
Russell 2000 Mini Index March Futures	Long	03/2013	3,895	9,046
U.S. Treasury 10-Year Note March Futures	Long	03/2013	6	0

				$9,162

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $2,315 and cash of $42 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$100	$0	$0
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	23,500	(166)	(52)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	40,900	(105)	(32)

				$(271)	$(84)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$45,200	$343	$(5)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		11,500	63	(150)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	2,300	18	27

						$424	$(128)

(h)	Securities with an aggregate market value of $1,122 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Ally Financial, Inc.	FBF	5.000%	09/20/2014	0.951%	$300	$21	$17	$4
Berkshire Hathaway Finance Corp.	UAG	1.000%	06/20/2017	1.084%	1,900	(7)	(39)	32
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%	500	5	(7)	12
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%	1,200	10	(2)	12
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.771%	1,800	15	(5)	20
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.604%	1,000	10	(10)	20
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.771%	1,800	14	(3)	17
Brazil Government International Bond	GST	1.000%	06/20/2015	0.604%	500	5	(7)	12
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.771%	1,300	11	(2)	13
France Government Bond	BOA	0.250%	03/20/2016	0.467%	2,900	(20)	(88)	68
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.825%	2,200	13	(23)	36
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.220%	1,700	77	0	77
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%	300	13	0	13
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.220%	900	42	0	42
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.220%	900	41	0	41
Indonesia Government International Bond	BOA	1.000%	06/20/2016	0.787%	800	6	(15)	21
Indonesia Government International Bond	BOA	1.000%	06/20/2021	1.826%	300	(19)	(22)	3
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%	600	5	(10)	15
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.787%	100	1	(2)	3
Indonesia Government International Bond	CBK	1.000%	06/20/2021	1.826%	100	(6)	(7)	1
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%	200	(13)	(14)	1
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.787%	200	2	(3)	5
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.787%	100	1	(2)	3
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.826%	600	(36)	(41)	5
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%	300	(18)	(21)	3
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%	300	5	4	1
Japan Government International Bond	BOA	1.000%	03/20/2017	0.616%	1,300	22	(9)	31
Japan Government International Bond	GST	1.000%	03/20/2017	0.616%	300	5	(2)	7
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%	700	12	6	6
Japan Government International Bond	MYC	1.000%	03/20/2017	0.616%	500	8	(4)	12
MetLife, Inc.	BOA	1.000%	12/20/2014	0.730%	1,200	7	(22)	29
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%	400	2	(10)	12
MetLife, Inc.	DUB	1.000%	03/20/2018	1.590%	1,000	(29)	(57)	28
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.274%	400	(8)	(17)	9
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.669%	3,100	36	0	36
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%	600	8	(4)	12
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.669%	2,000	24	5	19
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%	800	10	(6)	16
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%	1,000	13	(6)	19
Morgan Stanley	DUB	1.000%	06/20/2013	0.393%	1,800	5	(55)	60
Prudential Financial, Inc.	GST	1.000%	09/20/2016	1.180%	700	(5)	(14)	9
Republic of Germany	UAG	0.250%	06/20/2016	0.267%	1,300	(1)	(44)	43
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%	1,300	35	15	20
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.291%	2,300	65	9	56
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%	200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2016	0.291%	400	11	1	10
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%	200	5	3	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%	300	6	2	4
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%	400	11	7	4

						$425	$(500)	$925

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR 4,200	$120	$273	$(153)
iTraxx Europe Senior Financials 17 Index	CBK	(1.000%	)	06/20/2017	600	17	39	(22)

						$137	$312	$(175)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$3,600	$279	$273	$6
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	1,000	78	131	(53)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	500	38	62	(24)
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	193	3	0	3

					$398	$466	$(68)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$100	$0	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		2,300	1	(8)	9
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,100	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		500	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,700	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		9,000	6	(5)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,000	3	(1)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		2,000	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		1,000	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		2,400	(4)	(4)	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		17,000	(28)	(34)	6
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		6,700	(11)	(13)	2
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		4,000	5	(2)	7
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		2,000	3	0	3

							$(22)	$(69)	$47

Total Return Swaps on Indices

Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	52,000	3-Month USD-LIBOR less a specified spread	$197,117	10/15/2013	FCT	$5,950

(j)	Purchased options outstanding as of December 31, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 01/01/2043	JPM	$97.000	01/07/2013	$6,000	$1	$0
Put - OTC Fannie Mae 4.000% due 01/01/2043	BRC	99.125	01/07/2013	10,000	1	0
Put - OTC Fannie Mae 4.000% due 03/01/2043	BRC	98.750	03/05/2013	65,000	7	0

					$9	$0

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$4,800	$34	$(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		8,200	23	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		7,300	31	(6)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		5,300	4	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		15,300	31	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		3,000	11	(3)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		400	8	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		10,200	29	(4)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		5,200	29	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,000	19	0
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	700	4	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		200	1	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$1,000	3	(2)

								$227	$(30)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$300	$4	$(1)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$4,000	$4,328	$(4,334)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	11,294		$14,685	BOA	$0	$(224)	$(224)
01/2013		13,156		16,968	BPS	0	(399)	(399)
01/2013		50		66	BRC	0	0	0
01/2013		300		379	DUB	0	(17)	(17)
01/2013		99		126	FBF	0	(5)	(5)
01/2013		14,457		18,784	UAG	0	(301)	(301)
01/2013	GBP	6,668		10,672	GSC	0	(160)	(160)
01/2013	JPY	149,321		1,821	DUB	97	0	97
01/2013		8,469		99	HUS	1	0	1
01/2013		33,649		397	RYL	8	0	8
01/2013	MXN	78,540		6,033	CBK	0	(28)	(28)
01/2013		36,897		2,837	UAG	0	(16)	(16)
01/2013	SGD	4		3	BRC	0	0	0
01/2013		$130	EUR	100	CBK	3	0	3
01/2013		221		170	DUB	4	0	4
01/2013		676		521	GSC	12	0	12
01/2013		882		689	HUS	27	0	27
01/2013		679		533	MSC	25	0	25
01/2013		6,707		5,219	RBC	182	0	182
01/2013		5,336	GBP	3,297	BRC	20	0	20
01/2013		5,336		3,296	DUB	18	0	18
01/2013		120		75	RBC	2	0	2
02/2013	CNY	14,594		$2,315	BRC	0	(5)	(5)
02/2013	EUR	500		641	BPS	0	(20)	(20)
02/2013	GBP	3,297		5,335	BRC	0	(20)	(20)
02/2013		3,296		5,336	DUB	0	(18)	(18)
02/2013	MXN	13,033		995	FBF	0	(11)	(11)
02/2013		$100	BRL	205	BRC	0	0	0
02/2013		2,194		4,526	HUS	7	0	7
02/2013		100		205	MSC	0	0	0
02/2013		200		411	UAG	0	0	0
02/2013		2,291	CNY	14,594	JPM	29	0	29
03/2013	CAD	217		$220	BRC	2	0	2
03/2013		10,704		10,839	RBC	96	0	96
03/2013	MXN	12,183		930	BOA	0	(5)	(5)
03/2013		79,439		6,045	RBC	0	(65)	(65)
03/2013		$266	GBP	165	HUS	2	0	2
04/2013	MXN	48,146		$3,700	BRC	13	(6)	7
04/2013		34,163		2,655	CBK	34	0	34
04/2013		50,012		3,827	JPM	0	(10)	(10)
04/2013		74,434		5,693	UAG	0	(16)	(16)
04/2013		$178	MXN	2,336	DUB	1	0	1
04/2013		2,283		30,037	HUS	25	(4)	21
04/2013		87		1,133	JPM	0	0	0
04/2013		564		7,343	MSC	0	(1)	(1)
04/2013		2,443		31,970	UAG	11	(1)	10
08/2013	EUR	100		$126	BPS	0	(6)	(6)
09/2013		100		126	BOA	0	(7)	(7)
09/2013		1,000		1,262	UAG	0	(61)	(61)
04/2014		100		127	CBK	0	(6)	(6)
06/2014		200		254	FBF	0	(12)	(12)
08/2014		100		127	BPS	0	(6)	(6)

						$619	$(1,430)	$(811)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$74,169	$202	$74,371
Industrials	0	14,795	73	14,868
Utilities	0	3,716	0	3,716
Municipal Bonds & Notes
California	0	11,563	0	11,563
Colorado	0	5,045	0	5,045
Connecticut	0	1,613	0	1,613
Illinois	0	2,309	0	2,309
Nevada	0	143	0	143
New Jersey	0	2,144	0	2,144
New York	0	2,600	0	2,600
Ohio	0	97	0	97
Texas	0	2,713	0	2,713
Virginia	0	1,223	0	1,223
U.S. Government Agencies	0	238,557	0	238,557
U.S. Treasury Obligations	0	108,697	0	108,697
Mortgage-Backed Securities	0	26,834	0	26,834
Asset-Backed Securities	0	17,442	1,115	18,557
Sovereign Issues	0	43,410	0	43,410
Convertible Preferred Securities
Banking & Finance	0	5,390	0	5,390
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Certificates of Deposit	0	14,200	0	14,200
Commercial Paper	0	8,981	0	8,981
Mexico Treasury Bills	0	29,265	0	29,265
U.S. Treasury Bills	0	280	0	280
Central Funds Used for Cash Management Purposes	44,366	0	0	44,366
Purchased Options
Interest Rate Contracts	0	0	0	0
	$44,366	$615,186	$1,405	$660,957

Short Sales, at value	$0	$(4,334)	$0	$(4,334)

Financial Derivative Instruments - Assets
Credit Contracts	0	934	0	934
Equity Contracts	9,046	5,950	0	14,996
Foreign Exchange Contracts	0	619	0	619
Interest Rate Contracts	121	74	0	195
	$9,167	$7,577	$0	$16,744

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(336)	0	(336)
Foreign Exchange Contracts	0	(1,430)	0	(1,430)
Interest Rate Contracts	(5)	(185)	(1)	(191)

	$(5)	$(1,951)	$(1)	$(1,957)

Totals	$53,528	$616,478	$1,404	$671,410

(ii)	There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$198	$0	$0	$(1)	$0	$5	$0	$0	$202	$4
Industrials	88	0	(13)	0	0	(2)	0	0	73	1
U.S. Government Agencies	4,256	(4,257)	0	0	0	1	0	0	0	0
Asset-Backed Securities	0	1,200	(83)	0	0	(2)	0	0	1,115	(2)
Preferred Securities
Banking & Finance	15	0	0	0	0	0	0	0	15	0

	$4,557	$(3,057)	$(96)	$(1)	$0	$2	$0	$0	$1,405	$3
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(1)	$0	$0	$0	$0	$0	$0	$0	$(1)	$0

Totals	$4,556	$(3,057)	$(96)	$(1)	$0	$2	$0	$0	$1,404	$3

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$202	Benchmark Pricing	Base Price	101.13
Industrials	73	Third Party Vendor	Broker Quote	115.12
Asset-Backed Securities	1,115	Benchmark Pricing	Base Price	99.91
Preferred Securities
Banking & Finance	15	Benchmark Pricing	Base Price	$ 7,393.89
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(1)	Indicative Market Quotations	Broker Quote	0.20

Total	$1,404

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.4%
Bausch & Lomb, Inc.
5.250% due 05/17/2019		$597	$603
Charter Communications, Inc.
4.000% due 05/15/2019		1,191	1,202
Colfax Corp.
4.500% due 01/13/2019		990	1,000
Health Management Associates, Inc.
4.500% due 11/18/2018		1,287	1,299
Hologic, Inc.
4.500% due 08/01/2019		998	1,011
MGM Resorts International
4.250% due 12/20/2019		700	709
OSI Restaurant Partners LLC
4.750% - 5.750% due 10/26/2019		1,000	1,011
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		990	1,007
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,006
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,300	2,291

Total Bank Loan Obligations (Cost $10,770)			11,139

CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 8.9%
Ally Financial, Inc.
8.300% due 02/12/2015		100	112
American International Group, Inc.
5.850% due 01/16/2018		200	237
Banco do Brasil S.A.
3.875% due 10/10/2022		700	707
Banco Santander Chile
1.921% due 01/19/2016		100	98
Bankia S.A.
3.500% due 03/14/2013	EUR	900	1,191
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,257
CIT Group, Inc.
4.250% due 08/15/2017		1,100	1,137
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,066
Eksportfinans ASA
1.430% due 02/12/2013		600	599
1.600% due 03/20/2014	JPY	16,000	180
1.875% due 04/02/2013		$200	200
2.375% due 05/25/2016		700	668
3.000% due 11/17/2014		2,100	2,084
Export-Import Bank of Korea
2.110% due 03/21/2015		1,600	1,595
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,021
8.700% due 10/01/2014		500	562
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		3,000	3,777
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		300	336
HSBC Bank PLC
2.000% due 01/19/2014		1,100	1,112
HSBC Holdings PLC
4.875% due 01/14/2022		800	929
ING Bank NV
2.000% due 09/25/2015		1,300	1,310
International Lease Finance Corp.
7.125% due 09/01/2018		500	582
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,356
LBG Capital PLC
7.869% due 08/25/2020	GBP	100	174
9.125% due 07/15/2020		1,300	2,274
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$100	116
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,197
Morgan Stanley
5.500% due 01/26/2020		3,400	3,817

Prudential Covered Trust
2.997% due 09/30/2015		1,140	1,183
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	800	1,196
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,000	1,145
SL Green Realty Corp.
4.500% due 12/01/2022		800	804
SLM Corp.
0.615% due 01/27/2014		300	297
5.000% due 04/15/2015		200	212
5.375% due 05/15/2014		500	525
8.450% due 06/15/2018		1,200	1,410
Standard Chartered PLC
3.200% due 05/12/2016		100	105
3.850% due 04/27/2015		900	951
UBS AG
7.625% due 08/17/2022		700	774
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,855

			41,151

INDUSTRIALS 6.5%
Altria Group, Inc.
9.250% due 08/06/2019		540	752
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	9,100	726
American Tower Corp.
4.500% due 01/15/2018		$700	768
5.050% due 09/01/2020		200	224
7.000% due 10/15/2017		700	838
Anadarko Petroleum Corp.
8.700% due 03/15/2019		1,500	2,025
Anglo American Capital PLC
9.375% due 04/08/2014		1,500	1,649
Boston Scientific Corp.
6.000% due 01/15/2020		1,600	1,868
Cellco Partnership
8.500% due 11/15/2018		1,400	1,928
Cemex Finance LLC
9.500% due 12/14/2016		1,200	1,311
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		1,000	1,122
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	1,043
Dow Chemical Co.
8.550% due 05/15/2019		100	135
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	227
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	2,024
Kraft Foods Group, Inc.
1.625% due 06/04/2015		300	306
2.250% due 06/05/2017		100	104
MGM Resorts International
6.750% due 04/01/2013		2,200	2,236
NBCUniversal Media LLC
5.150% due 04/30/2020		2,400	2,847
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,014
OGX Austria GmbH
8.375% due 04/01/2022		1,000	838
8.500% due 06/01/2018		600	543
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		150	166
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,899
Stonemor Operating LLC
10.250% due 12/01/2017		1,300	1,345
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,089

			30,027

UTILITIES 0.9%
AES Corp.
7.750% due 03/01/2014		1,000	1,070
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		900	908
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	1,074

Verizon Communications, Inc.
6.100% due 04/15/2018	$800	984

		4,036

Total Corporate Bonds & Notes (Cost $70,351)		75,214

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	900	1,316
7.625% due 03/01/2040	900	1,301
7.950% due 03/01/2036	150	187

		2,804

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	206

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	300	339

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031	100	112

NEW YORK 1.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	1,000	1,304
6.814% due 11/15/2040	200	265
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	900	1,171
6.271% due 12/01/2037	100	134
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	200	267
6.124% due 06/15/2042	100	117
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,150	1,349
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2047	700	801
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	800	921
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	1,310	1,594
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	176

		8,099

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	700	981
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	338

		1,319

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	117

Total Municipal Bonds & Notes (Cost $12,478)		12,996

U.S. GOVERNMENT AGENCIES 28.9%
Fannie Mae
0.580% due 05/25/2037	177	178
0.760% due 09/25/2041	749	755
0.880% due 03/25/2038	1,633	1,654
2.900% due 06/01/2020	1,290	1,386
3.500% due 10/01/2013 - 01/01/2043	16,493	17,505
4.000% due 10/01/2024 - 01/01/2043	16,397	17,582
4.500% due 12/01/2033 - 01/01/2043	38,905	42,086
5.000% due 06/01/2035 - 02/01/2043	17,350	18,818
5.500% due 12/01/2036 - 02/01/2043	16,495	17,926
5.840% due 03/25/2037 (a)	941	137
5.940% due 11/25/2039 (a)	744	112
6.000% due 05/01/2024	1,268	1,394
6.170% due 03/25/2037 (a)	1,562	241

6.290% due 02/25/2037 (a)		4,562	764
6.990% due 02/25/2037 (a)		675	115
9.656% due 11/25/2040		79	79
Freddie Mac
0.729% due 12/15/2041		1,792	1,808
0.759% due 01/15/2042		2,109	2,133
1.000% due 03/08/2017		2,200	2,230
1.250% due 08/01/2019		2,500	2,506
1.314% due 07/15/2042		121	121
5.000% due 04/15/2041		400	477
5.500% due 03/15/2034		721	807
6.361% due 09/15/2036 (a)		933	172
6.707% due 04/15/2042		258	261
10.442% due 02/15/2040		247	259
11.455% due 09/15/2041		61	64
12.573% due 02/15/2041		48	51
Ginnie Mae
3.000% due 02/01/2043		2,000	2,122

Total U.S. Government Agencies (Cost $132,882)			133,743

U.S. TREASURY OBLIGATIONS 50.3%
U.S. Treasury Bonds
3.750% due 08/15/2041 (i)		100	117
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		7,767	8,437
0.125% due 07/15/2022		1,811	1,965
0.750% due 02/15/2042		4,197	4,603
U.S. Treasury Notes
0.500% due 08/15/2014 (g)(h)(i)		36,800	36,965
0.625% due 08/31/2017		2,200	2,198
0.625% due 09/30/2017		8,900	8,882
0.750% due 06/30/2017		24,600	24,742
0.750% due 10/31/2017		1,600	1,605
0.875% due 12/31/2016		4,300	4,358
0.875% due 01/31/2017		10,300	10,437
1.000% due 08/31/2019		42,300	42,026
1.000% due 11/30/2019		24,200	23,947
1.625% due 08/15/2022 (f)		42,000	41,685
1.750% due 05/15/2022		20,800	20,959

Total U.S. Treasury Obligations (Cost $232,088)			232,926

MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Investment Trust
2.526% due 02/25/2045		711	692
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		900	1,044
Banc of America Funding Corp.
5.500% due 08/25/2035		41	41
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		4,486	4,489
Banc of America Mortgage Trust
2.801% due 01/25/2035		247	242
2.971% due 02/25/2034		168	169
3.119% due 05/25/2033		435	436
5.426% due 06/25/2035		172	171
Banc of America Re-REMIC Trust
5.688% due 02/24/2051		200	231
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		153	149
5.141% due 08/25/2035		320	327
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	2,044	2,402
Chase Mortgage Finance Corp.
6.000% due 11/25/2036 ^		$431	366
Chaseflex Trust
0.510% due 07/25/2037		930	753
Citigroup Commercial Mortgage Trust
5.737% due 06/14/2050		150	174
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		726	716
2.570% due 10/25/2035		110	106
5.324% due 08/25/2035		149	150
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		200	210
Countrywide Alternative Loan Trust
0.400% due 08/25/2046		1,051	629
0.511% due 11/20/2035		159	102
1.565% due 08/25/2035		86	67
1.641% due 01/25/2036		297	246
Countrywide Home Loan Mortgage Pass-Through Trust
0.540% due 02/25/2035		113	92
2.915% due 10/20/2034		561	505

Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		171	178
Credit Suisse Mortgage Capital Certificates
5.575% due 04/12/2049		94	97
CSMC Mortgage-Backed Trust
5.750% due 03/25/2037		443	428
DBRR Trust
0.946% due 09/25/2045		1,785	1,791
Deutsche ALT-A Securities, Inc.
0.710% due 02/25/2035		1,434	1,168
DLJ Commercial Mortgage Corp.
6.040% due 11/12/2031		240	244
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035		300	296
G-Force LLC
5.158% due 12/25/2039		70	70
Granite Master Issuer PLC
0.310% due 12/20/2054	EUR	66	86
GS Mortgage Securities Corp.
5.162% due 12/10/2043		$1,200	1,459
GSR Mortgage Loan Trust
2.621% due 11/25/2035		368	362
2.649% due 09/25/2035		900	841
2.783% due 12/25/2034		201	204
5.127% due 11/25/2035		231	229
5.250% due 07/25/2035		337	335
5.500% due 01/25/2037		1,104	1,137
JPMorgan Chase Commercial Mortgage Securities Corp.
2.109% due 11/15/2028		1,395	1,409
JPMorgan Mortgage Trust
3.029% due 07/25/2035		1,617	1,601
Luminent Mortgage Trust
0.450% due 04/25/2036		669	394
MASTR Asset Securitization Trust
6.000% due 10/25/2036		173	173
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		85	84
Merrill Lynch Mortgage Investors, Inc.
2.039% due 02/25/2033		605	592
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	294
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036		73	68
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		816	752
Nomura Asset Acceptance Corp.
3.292% due 07/25/2035		166	150
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	253
5.420% due 01/16/2049		150	174
5.695% due 09/16/2040		150	175
5.882% due 06/16/2049		200	237
5.921% due 02/16/2051		300	354
Sequoia Mortgage Trust
1.164% due 05/20/2034		412	384
Structured Adjustable Rate Mortgage Loan Trust
0.510% due 08/25/2036		1,303	903
Structured Asset Mortgage Investments, Inc.
0.440% due 02/25/2036		1,471	915
Structured Asset Securities Corp.
0.710% due 12/25/2033		49	48
2.719% due 02/25/2034		1,524	1,480
5.000% due 05/25/2035		610	620
Thornburg Mortgage Securities Trust
1.460% due 06/25/2047		356	316
5.750% due 06/25/2047		940	843
Wachovia Bank Commercial Mortgage Trust
5.737% due 06/15/2049		500	586
WaMu Mortgage Pass-Through Certificates
0.490% due 11/25/2045		103	91
2.478% due 08/25/2035		118	118
2.511% due 08/25/2046		553	501
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		909	903
5.279% due 11/25/2036		252	224

Total Mortgage-Backed Securities (Cost $34,210)			38,076

ASSET-BACKED SECURITIES 3.3%
ACA CLO Ltd.
0.565% due 07/25/2018		717	705
Bear Stearns Asset-Backed Securities Trust
0.700% due 07/25/2035		995	961

Berica ABS SRL
0.485% due 12/30/2055	EUR	3,800	4,725
Carrington Mortgage Loan Trust
0.310% due 06/25/2037		$166	159
Citibank Omni Master Trust
4.900% due 11/15/2018		250	270
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		300	313
Countrywide Asset-Backed Certificates
0.510% due 08/25/2035		490	444
EFS Volunteer LLC
0.807% due 10/25/2021		612	613
EMC Mortgage Loan Trust
0.660% due 05/25/2043		411	351
HSI Asset Securitization Corp. Trust
0.390% due 04/25/2037		1,500	751
Hyde Park CDO BV
0.568% due 06/14/2022	EUR	1,195	1,533
IXIS Real Estate Capital Trust
0.550% due 02/25/2036		$173	165
JPMorgan Mortgage Acquisition Corp.
0.400% due 05/25/2035		333	312
Kingsland Ltd.
0.560% due 06/13/2019		853	848
Morgan Stanley ABS Capital
0.460% due 03/25/2037		1,985	943
Morgan Stanley Dean Witter Capital
1.190% due 02/25/2033		753	696
Panhandle-Plains Higher Education Authority, Inc.
0.808% due 10/01/2018		203	203
SLM Student Loan Trust
0.453% due 06/17/2024	EUR	955	1,229
South Carolina Student Loan Corp.
0.765% due 01/25/2021		$194	194

Total Asset-Backed Securities (Cost $14,386)			15,415

SOVEREIGN ISSUES 5.5%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	800	1,074
3.500% due 06/01/2014		400	541
3.750% due 08/01/2015		900	1,230
4.250% due 07/01/2014		900	1,231
6.000% due 11/15/2014		2,000	2,836
Kommunalbanken A/S
0.690% due 03/27/2017		$2,300	2,316
Russia Government International Bond
4.500% due 04/04/2022		1,800	2,065
5.625% due 04/04/2042		1,000	1,245
Spain Government International Bond
3.150% due 01/31/2016	EUR	500	655
3.750% due 10/31/2015		3,200	4,257
4.250% due 10/31/2016		500	672
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	3,463	7,212

Total Sovereign Issues (Cost $24,341)			25,334

SHORT-TERM INSTRUMENTS 4.8%
CERTIFICATES OF DEPOSIT 0.7%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$300	300
Dexia Credit Local S.A.
1.400% due 09/20/2013		500	499
1.650% due 09/12/2013		900	901
1.700% due 09/06/2013		1,600	1,602

			3,302

COMMERCIAL PAPER 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		7,000	6,889
Daimler Finance North America LLC
1.050% due 10/11/2013		1,500	1,491

			8,380

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013		532	532

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $547. Repurchase proceeds are $532.)

SHORT-TERM NOTES 0.1%
Dexia Credit Local S.A.
1.084% due 09/18/2013	EUR	400	528

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 2.1%
PIMCO Short-Term Floating NAV Portfolio		965,788	9,664
PIMCO Short-Term Floating NAV Portfolio III		5,488	55

			9,719

Total Short-Term Instruments (Cost $22,372)			22,461

PURCHASED OPTIONS (k) 0.1%
(Cost $378)			361

Total Investments 122.6% (Cost $554,256)			$567,665
Written Options (l) (0.3%) (Premiums $1,365)			(1,317)
Other Assets and Liabilities (Net) (22.3%)			(103,256)

Net Assets 100.0%			$463,092

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $11,631 at a weighted average interest rate of 0.053%.

(f)	Securities with an aggregate market value of $11,513 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.290%	12/10/2012	01/09/2013	$6,666	$(6,667)
	0.310%	12/17/2012	01/04/2013	5,013	(5,013)

					$(11,680)

(g)	Securities with an aggregate market value of $327 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	1	$0
90-Day Eurodollar September Futures	Long	09/2015	91	19
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	100	(111)

				$(92)

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1,094 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	13,100	$87	$97
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		9,200	85	50
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$200	(3)	(1)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		25,900	138	(31)
Pay	3-Month USD-LIBOR	2.550%	07/13/2042		3,200	(127)	(158)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		4,100	251	30

						$431	$(13)

(i)	Securities with an aggregate market value of $604 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	2,600	$75	$246	$(171)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,300	37	127	(90)

							$112	$373	$(261)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$3,800	$(65)	$(147)	$82
MCDX-17 5-Year Index	GST	1.000%	12/20/2016	2,200	(38)	(78)	40

					$(103)	$(225)	$122

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERAUSST Index	265,500	1-Month USD-LIBOR less a specified spread	$437,645	09/30/2013	BOA	$18,765

(k)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,600	$133	$126
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,500	199	198

							$332	$324

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC AUD versus USD	CBK	$1.036	02/28/2013	AUD 2,900	$46	$37

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$22,000	$229	$(538)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	22,000	394	(7)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	2,600	31	(101)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	2,600	49	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	6,700	126	(105)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	8,400	97	(328)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	8,400	163	0

Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	1,600	22	(62)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	1,600	27	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	10,500	199	(165)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	900	3	(2)

							$1,340	$(1,308)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY 82.100	03/22/2013	$4,200	$25	$(9)

(m)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	01/01/2028	$1,000	$1,044	$(1,046)
Fannie Mae	4.000%	01/01/2028	500	535	(535)

				$1,579	$(1,581)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	7,290		$7,533	JPM	$0	$(34)	$(34)
01/2013		45		47	UAG	0	0	0
01/2013	EUR	9,040		11,662	BPS	0	(271)	(271)
01/2013		611		791	BRC	0	(16)	(16)
01/2013		137		174	CBK	0	(6)	(6)
01/2013		744		978	DUB	0	(4)	(4)
01/2013		987		1,293	HUS	0	(10)	(10)
01/2013		5,717		7,343	MSC	0	(204)	(204)
01/2013		2,783		3,612	RYL	0	(62)	(62)
01/2013		6,170		8,069	UAG	0	(77)	(77)
01/2013	JPY	181,682		2,215	DUB	118	0	118
01/2013		$7,299	EUR	5,624	BPS	125	0	125
01/2013		209		158	HUS	0	(1)	(1)
01/2013		170		133	MSC	6	0	6
02/2013	CNY	47,630		$7,576	BPS	5	0	5
02/2013		$6,743	BRL	13,921	HUS	27	0	27
02/2013		15,012	CNY	95,473	HUS	165	0	165
02/2013		495		3,155	JPM	6	0	6
03/2013	GBP	2,895		$4,662	BOA	0	(40)	(40)
03/2013		2,885		4,620	JPM	0	(65)	(65)
03/2013		$1,096	CAD	1,083	CBK	0	(9)	(9)

						$452	$(799)	$(347)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$11,139	$0	$11,139
Corporate Bonds & Notes
Banking & Finance	0	41,151	0	41,151
Industrials	0	30,027	0	30,027
Utilities	0	4,036	0	4,036
Municipal Bonds & Notes
California	0	2,804	0	2,804
Illinois	0	206	0	206
Louisiana	0	339	0	339
Massachusetts	0	112	0	112
New York	0	8,099	0	8,099
Ohio	0	1,319	0	1,319
Pennsylvania	0	117	0	117
U.S. Government Agencies	0	133,743	0	133,743
U.S. Treasury Obligations	0	232,926	0	232,926
Mortgage-Backed Securities	0	35,232	2,844	38,076
Asset-Backed Securities	0	15,415	0	15,415
Sovereign Issues	0	25,334	0	25,334
Short-Term Instruments
Certificates of Deposit	0	3,302	0	3,302
Commercial Paper	0	8,380	0	8,380
Repurchase Agreements	0	532	0	532
Short-Term Notes	0	528	0	528
Central Funds Used for Cash Management Purposes	9,719	0	0	9,719
Purchased Options
Foreign Exchange Contracts	0	37	0	37
Interest Rate Contracts	0	324	0	324
	$9,719	$555,102	$2,844	$567,665

Short Sales, at value	$0	$(1,581)	$0	$(1,581)

Financial Derivative Instruments - Assets
Credit Contracts	0	122	0	122
Equity Contracts	0	18,765	0	18,765
Foreign Exchange Contracts	0	452	0	452
Interest Rate Contracts	19	177	0	196
	$19	$19,516	$0	$19,535

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(261)	0	(261)
Foreign Exchange Contracts	0	(808)	0	(808)
Interest Rate Contracts	(111)	(1,498)	0	(1,609)

	$(111)	$(2,567)	$0	$(2,678)

Totals	$9,627	$570,470	$2,844	$582,941

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,599	$0	$0	$0	$0	$(4)	$0	$(1,595)	$0	$0
U.S. Government Agencies	395	(395)	0	0	0	0	0	0	0	0
Mortgage-Backed Securities	363	1,799	(312)	0	11	0	983	0	2,844	8

Totals	$2,357	$1,404	$(312)	$0	$11	$(4)	$983	$(1,595)	$2,844	$8

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Mortgage-Backed Securities	$2,022	Benchmark Pricing	Base Price	100.36 - 116.13
	822	Third Party Vendor	Broker Quote	92.15 - 100.19

Total	$2,844

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$12,400	$12,350

Total Bank Loan Obligations (Cost $12,069)			12,350

CORPORATE BONDS & NOTES 22.7%
BANKING & FINANCE 16.2%
Abbey National Treasury Services PLC
1.893% due 04/25/2014		2,000	1,996
Ally Financial, Inc.
3.709% due 06/20/2014		900	925
4.500% due 02/11/2014		900	928
4.625% due 06/26/2015		1,400	1,460
7.500% due 12/31/2013		11,207	11,865
8.300% due 02/12/2015		2,000	2,233
American Express Co.
4.875% due 07/15/2013		300	307
American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,773
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	5,100	6,790
Banco Santander S.A.
4.250% due 05/06/2013		1,800	2,404
BNP Paribas S.A.
0.751% due 04/08/2013		$500	500
1.250% due 01/10/2014		1,700	1,706
BPCE S.A.
2.062% due 02/07/2014		11,700	11,833
CIT Group, Inc.
4.750% due 02/15/2015		1,400	1,463
Citigroup, Inc.
0.851% due 05/31/2017	EUR	600	737
2.310% due 08/13/2013		$12,800	12,925
Dexia Credit Local S.A.
2.750% due 01/10/2014		5,300	5,351
2.750% due 04/29/2014		4,300	4,389
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		3,200	3,576
8.000% due 06/01/2014		1,700	1,854
8.700% due 10/01/2014		4,800	5,400
General Electric Capital Corp.
0.459% due 12/28/2018		7,600	7,070
Goldman Sachs Group, Inc.
1.312% due 02/07/2014		9,900	9,932
HSBC USA, Inc.
2.375% due 02/13/2015		6,000	6,175
ING Bank NV
1.711% due 06/09/2014		1,300	1,313
International Lease Finance Corp.
6.375% due 03/25/2013		2,187	2,218
Intesa Sanpaolo SpA
2.712% due 02/24/2014		1,800	1,798
JPMorgan Chase & Co.
1.061% due 09/30/2013		3,500	3,519
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		700	681
Morgan Stanley
0.820% due 10/15/2015		26,200	25,404
National Australia Bank Ltd.
1.067% due 04/11/2014		7,300	7,348
SLM Corp.
0.513% due 06/17/2013	EUR	2,000	2,617
5.375% due 01/15/2013		$500	501
Societe Generale S.A.
1.397% due 04/11/2014		500	501
SSIF Nevada LP
1.040% due 04/14/2014		11,700	11,769
UBS AG
1.313% due 01/28/2014		1,700	1,711
Wachovia Corp.
0.710% due 10/15/2016		4,500	4,424
Wells Fargo & Co.
3.480% due 05/15/2013	AUD	600	622

7.980% due 03/15/2018 (c)	$2,600	2,997

		171,015

INDUSTRIALS 5.6%
AbbVie, Inc.
1.072% due 11/06/2015	2,100	2,126
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014	4,600	4,625
Daimler Finance North America LLC
0.920% due 03/28/2014	13,300	13,332
DISH DBS Corp.
7.125% due 02/01/2016	200	225
7.750% due 05/31/2015	12,800	14,384
EOG Resources, Inc.
1.063% due 02/03/2014	4,400	4,432
Hanson Australia Funding Ltd.
5.250% due 03/15/2013	900	911
HCA, Inc.
5.750% due 03/15/2014	3,419	3,590
HJ Heinz Co.
5.350% due 07/15/2013	8,300	8,513
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	141	164
PulteGroup, Inc.
5.250% due 01/15/2014	400	415
Sanofi
0.510% due 03/28/2013	4,800	4,804
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013	1,500	1,498

		59,019

UTILITIES 0.9%
British Telecommunications PLC
1.434% due 12/20/2013	8,800	8,875
Qwest Corp.
3.558% due 06/15/2013	500	504

		9,379

Total Corporate Bonds & Notes (Cost $232,978)		239,413

MUNICIPAL BONDS & NOTES 1.4%
NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	15,200	15,232

Total Municipal Bonds & Notes (Cost $15,200)		15,232

U.S. GOVERNMENT AGENCIES 32.4%
Fannie Mae
0.330% due 03/25/2034	707	704
0.460% due 05/25/2037	1,423	1,426
0.560% due 03/25/2037 - 07/25/2037	1,677	1,687
0.570% due 03/25/2037	965	971
0.590% due 07/25/2037	1,290	1,300
0.610% due 05/25/2031 - 09/25/2035	1,541	1,540
0.620% due 09/25/2035	2,406	2,429
0.655% due 02/25/2037	1,792	1,807
0.840% due 05/25/2040	3,462	3,506
0.910% due 10/25/2037	2,964	2,997
0.930% due 06/25/2037	987	996
0.940% due 06/25/2040	12,984	13,090
0.950% due 03/25/2040	2,609	2,642
0.960% due 03/25/2038 - 01/25/2040	24,279	24,631
1.030% due 12/25/2039	1,880	1,909
1.110% due 07/25/2039	1,710	1,730
1.125% due 04/27/2017 (f)(g)(h)	2,100	2,141
1.250% due 01/30/2017 (f)(h)	500	513
1.360% due 07/01/2044	137	140
2.052% due 11/01/2035	255	267
2.475% due 05/01/2022	2	2
2.578% due 04/01/2035	1,262	1,334
2.736% due 12/01/2033	400	427
3.000% due 05/25/2040	2,782	2,786
4.000% due 02/01/2025 - 03/01/2041	16,319	17,478
4.255% due 11/01/2028	26	28
4.331% due 04/01/2028	16	18
4.339% due 11/01/2027	21	23
4.363% due 07/01/2028	17	19
4.491% due 12/01/2036	823	872
4.495% due 11/01/2028	28	30
4.500% due 04/01/2029 - 01/01/2043	110,458	119,588

4.612% due 09/01/2034	616	667
4.713% due 02/01/2027	2	3
5.000% due 12/01/2023 - 10/01/2041	32,842	35,790
5.500% due 12/01/2034	283	313
5.734% due 08/01/2029	16	17
6.000% due 06/01/2017 - 11/01/2038	7,749	8,710
7.000% due 02/01/2015 - 03/01/2015	106	109
7.500% due 09/01/2015 - 05/01/2016	123	130
8.000% due 03/01/2030 - 07/01/2031	53	56
Freddie Mac
0.509% due 02/15/2037	153	154
0.539% due 02/15/2037	314	316
0.549% due 02/15/2037	603	607
0.559% due 12/15/2030	14	14
0.609% due 06/15/2018	119	119
0.759% due 07/15/2041	9,133	9,203
0.779% due 06/15/2041	8,339	8,413
0.809% due 10/15/2037	494	499
0.819% due 07/15/2037	3,557	3,591
0.879% due 08/15/2037	3,287	3,319
0.909% due 08/15/2037	6,894	6,969
0.919% due 10/15/2037	1,623	1,639
0.929% due 05/15/2037 - 09/15/2037	7,387	7,449
0.959% due 08/15/2036	1,095	1,106
1.000% due 09/29/2017 (f)	400	405
1.059% due 11/15/2039 - 12/15/2039	868	878
1.064% due 01/15/2038	2,061	2,085
1.250% due 08/01/2019 (f)(h)	200	201
1.250% due 10/02/2019 (f)	200	200
1.360% due 02/25/2045	1,057	1,024
1.898% due 06/01/2022	5	5
2.170% due 12/01/2022	14	14
2.740% due 06/01/2035	1,359	1,448
2.969% due 07/01/2019	123	125
4.000% due 06/15/2038	3,867	3,932
4.500% due 01/01/2043	1,000	1,073
5.000% due 12/01/2026 - 08/01/2041	1,157	1,247
5.500% due 07/01/2038	193	209
6.000% due 03/01/2016 - 02/01/2034	1,543	1,715
6.500% due 10/25/2043	1,303	1,530
8.500% due 04/01/2025	2	2
Ginnie Mae
0.611% due 09/20/2030	2	2
1.625% due 12/20/2022 - 02/20/2028	491	511
1.750% due 08/20/2022 - 07/20/2027	1,131	1,179
2.500% due 04/20/2041	20,417	21,444
3.500% due 07/20/2018	57	59
8.000% due 04/20/2030	92	118
NCUA Guaranteed Notes
0.663% due 10/07/2020	3,292	3,304

Total U.S. Government Agencies (Cost $335,973)		340,934

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Notes
0.375% due 11/15/2015 (h)	81,230	81,312

Total U.S. Treasury Obligations (Cost $81,202)		81,312

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Commercial Mortgage Trust
5.685% due 06/10/2049	4,000	4,651
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	549	550
Bank Mart
2.287% due 03/01/2019	246	210
BCAP LLC Trust
0.865% due 02/26/2047	10,900	9,331
Bear Stearns Adjustable Rate Mortgage Trust
2.643% due 04/25/2033	185	187
2.901% due 01/25/2034	36	34
2.959% due 02/25/2033	41	37
3.117% due 11/25/2034	1,320	1,287
3.120% due 01/25/2034	1,083	1,091
Bear Stearns Alt-A Trust
3.001% due 09/25/2035	376	297
Bear Stearns Commercial Mortgage Securities
5.186% due 05/11/2039	4,056	4,132
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	1,231	814
2.829% due 12/26/2046	657	375
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	2,550	2,374
2.600% due 05/25/2035	760	748

Countrywide Alternative Loan Trust
0.390% due 05/25/2047		1,074	762
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032		177	160
2.365% due 06/25/2032		23	15
4.801% due 03/15/2036		1,374	1,372
4.903% due 06/25/2032		9	9
Fund America Investors Corp.
2.236% due 06/25/2023		2	2
Granite Master Issuer PLC
0.411% due 12/20/2054		661	650
0.814% due 12/20/2054	GBP	694	1,108
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	109	142
0.898% due 09/20/2044	GBP	571	917
0.909% due 01/20/2044		90	144
Greenpoint Mortgage Funding Trust
0.480% due 11/25/2045		$365	267
GS Mortgage Securities Corp.
1.260% due 03/06/2020		2,300	2,303
GSR Mortgage Loan Trust
0.560% due 01/25/2034		110	105
Harborview Mortgage Loan Trust
0.400% due 01/19/2038		2,473	1,919
Impac CMB Trust
0.970% due 10/25/2033		43	42
1.210% due 07/25/2033		742	666
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		565	573
4.985% due 01/12/2037		278	278
5.255% due 07/12/2037		2,992	3,033
JPMorgan Mortgage Trust
3.104% due 09/25/2035		419	424
Lehman Mortgage Trust
0.530% due 08/25/2036 ^		4,674	3,228
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		563	492
Prime Mortgage Trust
0.610% due 02/25/2019		11	10
0.610% due 02/25/2034		218	206
Resecuritization Mortgage Trust
0.460% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.816% due 09/25/2035		4,349	3,892
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		1,108	1,099
0.490% due 02/25/2036		568	383
9.223% due 06/25/2029		327	346
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		1,604	1,580
WaMu Mortgage Pass-Through Certificates
0.480% due 12/25/2045		552	513
0.500% due 10/25/2045		316	302
0.530% due 01/25/2045		4,293	4,039
1.160% due 02/25/2046		2,905	2,670
1.365% due 11/25/2042		110	106
1.565% due 06/25/2042		396	382
2.261% due 02/27/2034		984	1,002
5.147% due 05/25/2037		13,775	13,346
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		743	745

Total Mortgage-Backed Securities (Cost $75,872)			75,351

ASSET-BACKED SECURITIES 7.3%
Aames Mortgage Investment Trust
1.785% due 01/25/2035		1,683	1,677
AFC Home Equity Loan Trust
0.760% due 06/25/2028		243	181
American Money Management Corp. CLO Ltd.
0.544% due 08/08/2017		2,147	2,132
Asset-Backed Funding Certificates Trust
0.930% due 06/25/2035		1,206	1,197
Bear Stearns Asset-Backed Securities Trust
0.300% due 06/25/2047		121	118
Chase Funding Mortgage Loan Asset-Backed Certificates
0.950% due 10/25/2032		119	107
Chase Issuance Trust
1.808% due 09/15/2015		5,200	5,256
Citibank Omni Master Trust
2.959% due 08/15/2018		2,800	2,914
Citigroup Mortgage Loan Trust, Inc.
0.270% due 07/25/2045		1,517	1,090
Countrywide Asset-Backed Certificates
0.610% due 08/25/2034		1,185	1,105

Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		254	219
CSAM Funding
0.780% due 10/15/2016		5,858	5,843
First CLO Ltd.
0.620% due 12/14/2016		506	505
Globaldrive BV
1.710% due 04/20/2018	EUR	4,177	5,578
Gulf Stream Compass CLO Ltd.
0.576% due 01/24/2020		$5,874	5,829
Halcyon Structured Asset Management Long/Short Ltd.
0.537% due 08/07/2021		7,026	6,904
HSBC Home Equity Loan Trust
0.481% due 01/20/2035		956	931
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		49	44
Motor PLC
0.710% due 02/25/2020		300	301
Pacifica CDO Ltd.
0.574% due 01/26/2020		2,005	1,980
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		1,485	1,507
Sherwood Castle Funding PLC
0.393% due 03/15/2016	EUR	3,000	3,942
0.699% due 06/15/2016	GBP	1,300	2,099
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	4,488	5,720
0.453% due 06/17/2024		7,946	10,225
3.500% due 08/17/2043		$7,040	6,813
Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		1,242	1,243
Wind River CLO Ltd.
0.639% due 12/19/2016		930	922

Total Asset-Backed Securities (Cost $76,568)			76,382

SOVEREIGN ISSUES 9.5%
Hydro-Quebec
0.750% due 09/29/2049 (c)		1,200	852
Italy Buoni Poliennali Del Tesoro
3.750% due 04/15/2016	EUR	600	823
4.250% due 08/01/2014		6,700	9,180
4.750% due 06/01/2017		8,200	11,534
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2014		1,300	1,657
Kommunalbanken A/S
0.690% due 03/27/2017		$28,500	28,696
Province of Ontario
1.375% due 01/27/2014		27,600	27,907
4.000% due 06/02/2021	CAD	100	111
Province of Quebec
3.500% due 07/29/2020		$600	667
Spain Government International Bond
3.750% due 10/31/2015	EUR	14,400	19,155

Total Sovereign Issues (Cost $99,068)			100,582

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
General Motors Co. (a)		1	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
DG Funding Trust
2.829% due 01/30/2013 (c)		913	6,703

Total Preferred Securities (Cost $9,564)			6,703

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 1.8%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$8,400	8,410
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,900	10,771

			19,181

COMMERCIAL PAPER 2.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		9,900	9,744
Daimler Finance North America LLC
1.024% due 10/03/2013		2,300	2,286
1.070% due 10/08/2013		5,600	5,566
Entergy Corp.
0.730% due 01/31/2013		2,900	2,898
Santander S.A.
2.200% due 04/02/2013		8,800	8,775

			29,269

REPURCHASE AGREEMENTS 1.7%
Banc of America Securities LLC
0.230% due 01/02/2013		600	600
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $612. Repurchase proceeds are $600.)
Citigroup Global Markets, Inc.
0.170% due 01/04/2013		16,400	16,400
(Dated 12/21/2012. Collateralized by Freddie Mac 1.620% due 11/21/2019 valued at $16,954. Repurchase proceeds are $16,401.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		747	747
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $762. Repurchase proceeds are $747.)

			17,747

MEXICO TREASURY BILLS 0.5%
4.371% due 02/07/2013 - 04/04/2013 (b)	MXN	63,900	4,905

U.S. TREASURY BILLS 0.1%
0.137% due 11/14/2013 (h)		$760	759

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.4%
PIMCO Short-Term Floating NAV Portfolio		390	4
PIMCO Short-Term Floating NAV Portfolio III		4,634,911	46,326

			46,330

Total Short-Term Instruments (Cost $118,010)			118,191

PURCHASED OPTIONS (j) 0.0%
(Cost $47)			21

Total Investments 101.3% (Cost $1,056,551)			$1,066,471
Written Options (k) (0.0%) (Premiums $718)			(148)
Other Assets and Liabilities (Net) (1.3%)			(13,382)

Net Assets 100.0%			$1,052,941

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $47,224 at a weighted average interest rate of 0.159%.

(f)	Securities with an aggregate market value of $1,762 and cash of $38,187 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2015	11	$0
90-Day Euribor March Futures	Long	03/2015	12	0
90-Day Eurodollar December Futures	Long	12/2015	19	0
90-Day Eurodollar March Futures	Long	03/2016	7	3
90-Day Eurodollar September Futures	Long	09/2015	124	(15)
E-mini S&P 500 Index March Futures	Long	03/2013	11,364	1,867

				$1,855

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $574 and cash of $132 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	$31,600	$(81)	$(5)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$34,100	$259	$(10)

(h)	Securities with an aggregate market value of $2,112 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	0.349%		$600	$1	$0	$1
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	0.349%		1,800	3	0	3
Berkshire Hathaway Finance Corp.	FBF	0.850%	03/20/2013	0.349%		1,500	2	0	2
Berkshire Hathaway Finance Corp.	RYL	0.870%	03/20/2013	0.349%		1,500	2	0	2
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.648%		1,600	16	(9)	25
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.684%		7,000	68	7	61
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.684%		4,600	45	7	38
Brazil Government International Bond	FBF	1.000%	12/20/2015	0.684%		15,000	145	89	56
Brazil Government International Bond	HUS	1.000%	03/20/2015	0.550%		7,900	82	(163)	245
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.550%		2,600	27	(56)	83
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.684%		1,500	15	10	5
Brazil Government International Bond	UAG	1.000%	03/20/2015	0.550%		2,600	27	(55)	82
China Government International Bond	DUB	1.000%	09/20/2016	0.417%		12,700	279	87	192
General Electric Capital Corp.	BPS	0.770%	03/20/2013	0.163%		1,400	2	0	2
General Electric Capital Corp.	BPS	4.600%	12/20/2013	0.220%		2,800	125	0	125
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.220%		600	27	0	27
General Electric Capital Corp.	BPS	1.000%	12/20/2015	0.770%		11,900	85	(497)	582
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.220%		700	27	0	27
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.220%		1,300	53	0	53
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%		800	33	0	33
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.220%		900	37	0	37
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.249%		5,800	56	(168)	224
General Electric Capital Corp.	MYC	0.750%	03/20/2013	0.163%		2,300	4	0	4
Indonesia Government International Bond	RYL	1.000%	12/20/2015	0.660%		10,300	107	(128)	235
Japan Government International Bond	BRC	1.000%	12/20/2015	0.435%		5,500	94	135	(41)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.435%		17,500	299	426	(127)
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%		300	1	(5)	6
MetLife, Inc.	DUB	1.000%	12/20/2014	0.730%		7,200	41	(167)	208
MetLife, Inc.	FBF	1.000%	12/20/2014	0.730%		1,200	6	(19)	25
MetLife, Inc.	FBF	1.000%	12/20/2017	1.556%		1,200	(31)	(48)	17
MetLife, Inc.	JPM	1.700%	03/20/2013	0.284%		1,000	4	0	4
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.588%		12,400	156	(5)	161
Michigan State General Obligation Notes, Series 2003	GST	0.440%	03/20/2018	1.207%		1,400	(51)	0	(51)
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.117%		700	37	9	28
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.543%		12,900	47	8	39
Prudential Financial, Inc.	BRC	1.800%	03/20/2013	0.286%		1,500	6	0	6
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.019%		5,800	(2)	(111)	109
Prudential Financial, Inc.	FBF	1.870%	03/20/2013	0.286%		900	4	0	4
Prudential Financial, Inc.	FBF	1.960%	03/20/2013	0.286%		2,500	11	0	11
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	0.286%		1,600	9	0	9
Prudential Financial, Inc.	RYL	1.900%	03/20/2013	0.286%		600	2	0	2
Prudential Financial, Inc.	RYL	2.350%	03/20/2013	0.286%		600	3	0	3
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.255%	EUR	12,200	(2)	(311)	309
United Kingdom Gilt	GST	1.000%	03/20/2015	0.188%		$500	9	3	6
United Kingdom Gilt	GST	1.000%	03/20/2016	0.230%		1,900	48	27	21
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		200	5	3	2

							$1,964	$(931)	$2,895

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BRC	(1.000%	)	12/20/2017	EUR	2,400	$25	$41	$(16)
iTraxx Europe 18 Index	JPM	(1.000%	)	12/20/2017		10,700	112	198	(86)

							$137	$239	$(102)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$100	$8	$12	$(4)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	4,600	356	579	(223)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	386	6	0	6
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	3	0	3
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	15,000	(189)	(309)	120

					$187	$282	$(95)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	102,037	3-Month USD-LIBOR less a specified spread	$251,777	01/31/2013	BOA	$3,662

(j)	Purchased options outstanding as of December 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index March Futures	700.000	03/14/2013	1,050	$29	$13
Put - CME S&P 500 Index March Futures	725.000	03/14/2013	660	18	8

				$47	$21

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		$23,700	$67	$(8)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		4,500	16	(4)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,100	6	(1)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,000	119	0

								$208	$(13)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY 82.100	03/22/2013	$58,900	$444	$(120)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$(3)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	(10)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(2)

						$66	$(15)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2043	$500	$541	$(542)
Fannie Mae	5.000%	02/01/2043	17,000	18,392	(18,419)
Fannie Mae	6.000%	01/01/2043	4,000	4,392	(4,369)
Freddie Mac	5.000%	01/01/2043	1,000	1,073	(1,076)

				$24,398	$(24,406)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	600		$622	DUB	$0	$(1)	$(1)
01/2013	EUR	500		620	DUB	0	(40)	(40)
01/2013		3,250		3,993	UAG	0	(297)	(297)
01/2013	JPY	352,073		4,293	DUB	229	0	229
01/2013		16,743		197	RYL	4	0	4
01/2013		$4	SGD	4	BRC	0	0	0
02/2013	CNY	11,996		$1,902	BRC	0	(5)	(5)
02/2013		2,518		400	FBF	0	0	0
02/2013		6,947		1,100	UAG	0	(4)	(4)
02/2013	MXN	30,411		2,321	FBF	0	(25)	(25)
02/2013		$100	BRL	205	BRC	0	0	0
02/2013		4,364		9,008	HUS	17	0	17
02/2013		100		205	MSC	0	0	0
02/2013		1,400		2,878	UAG	0	0	0
02/2013		2,200	CNY	13,889	CBK	8	0	8
02/2013		1,200		7,572	GST	4	0	4
03/2013	CAD	30		$30	BRC	0	0	0
03/2013	EUR	30,608		39,963	BRC	0	(465)	(465)
03/2013		26		34	HUS	0	0	0
03/2013		496		657	UAG	1	0	1
03/2013	GBP	2,685		4,300	JPM	0	(61)	(61)
04/2013	MXN	32,722		2,521	BRC	11	0	11
04/2013		$2,452	MXN	31,774	HUS	4	(18)	(14)
04/2013		6,254		81,741	JPM	16	0	16
05/2013	EUR	20,500		$25,967	JPM	0	(1,125)	(1,125)
08/2013		700		884	BPS	0	(42)	(42)
09/2013		3,109		4,084	UAG	0	(31)	(31)
04/2014		400		505	BPS	0	(25)	(25)
04/2014		300		380	CBK	0	(18)	(18)
06/2014		600		759	BPS	0	(38)	(38)
06/2014		500		634	FBF	0	(30)	(30)
07/2014		400		506	BPS	0	(25)	(25)
08/2014		300		380	BPS	0	(19)	(19)

						$294	$(2,269)	$(1,975)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$12,350	$0	$12,350
Corporate Bonds & Notes
Banking & Finance	0	171,015	0	171,015
Industrials	0	59,019	0	59,019
Utilities	0	9,379	0	9,379
Municipal Bonds & Notes
New Jersey	0	15,232	0	15,232
U.S. Government Agencies	0	337,630	3,304	340,934
U.S. Treasury Obligations	0	81,312	0	81,312
Mortgage-Backed Securities	0	75,140	211	75,351
Asset-Backed Securities	0	76,382	0	76,382
Sovereign Issues	0	100,582	0	100,582
Preferred Securities
Banking & Finance	0	0	6,703	6,703
Short-Term Instruments
Certificates of Deposit	0	19,181	0	19,181
Commercial Paper	0	29,269	0	29,269
Repurchase Agreements	0	17,747	0	17,747
Mexico Treasury Bills	0	4,905	0	4,905
U.S. Treasury Bills	0	759	0	759
Central Funds Used for Cash Management Purposes	46,330	0	0	46,330
Purchased Options
Equity Contracts	21	0	0	21
	$46,351	$1,009,902	$10,218	$1,066,471

Short Sales, at value	$0	$(24,406)	$0	$(24,406)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,246	0	3,246
Equity Contracts	1,867	3,662	0	5,529
Foreign Exchange Contracts	0	294	0	294
Interest Rate Contracts	3	0	0	3
	$1,870	$7,202	$0	$9,072

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(553)	0	(553)
Foreign Exchange Contracts	0	(2,389)	0	(2,389)
Interest Rate Contracts	(15)	(23)	(15)	(53)

	$(15)	$(2,965)	$(15)	$(2,995)

Totals	$48,206	$989,733	$10,203	$1,048,142

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
U.S. Government Agencies	$3,873	$0	$(575)	$0	$0	$6	$0	$0	$3,304	$7
Mortgage-Backed Securities	251	0	(73)	0	0	32	1	0	211	17
Convertible Preferred Securities Industrials	18	0	0	0	0	(18)	0	0	0	(18)
Preferred Securities Banking & Finance	6,835	0	0	0	0	(132)	0	0	6,703	(132)
	$10,977	$0	$(648)	$0	$0	$(112)	$1	$0	$10,218	$(126)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$(2)	$0	$0	$(15)	$(2)

Totals	$10,964	$0	$(648)	$0	$0	$(114)	$1	$0	$10,203	$(128)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$3,304	Third Party Vendor	Broker Quote	100.38
Mortgage-Backed Securities	210	Benchmark Pricing	Base Price	85.44
	1	Third Party Vendor	Broker Quote	94.50
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	6,703	Benchmark Pricing	Base Price	$ 7,393.89
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(15)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$10,203

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 44.7%
BANKING & FINANCE 13.4%
American Express Co.
4.050% due 12/03/2042		$1,350	$1,357
American International Group, Inc.
5.850% due 01/16/2018		900	1,066
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,192
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,817
6.000% due 01/22/2020		$1,300	1,524
Bank of America Corp.
5.750% due 12/01/2017		500	583
7.625% due 06/01/2019		1,700	2,177
Barclays Bank PLC
10.179% due 06/12/2021		740	1,012
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	707
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	721
7.250% due 02/01/2018		700	878
BNP Paribas S.A.
5.186% due 06/29/2015 (b)		700	679
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	623
Capital One Bank USA N.A.
8.800% due 07/15/2019		400	542
Capital One Capital
8.875% due 05/15/2040		1,700	1,700
Citigroup, Inc.
5.365% due 03/06/2036 (l)	CAD	500	488
5.875% due 05/29/2037		$3,800	4,577
6.125% due 08/25/2036		200	218
6.625% due 06/15/2032		600	694
6.875% due 03/05/2038		2,600	3,426
8.500% due 05/22/2019		400	538
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,102
General Electric Capital Corp.
5.875% due 01/14/2038		2,000	2,415
6.750% due 03/15/2032		2,900	3,769
6.875% due 01/10/2039		300	408
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		600	699
6.250% due 02/01/2041		2,800	3,438
7.500% due 02/15/2019		3,600	4,532
HBOS Capital Funding LP
6.071% due 06/30/2014 (b)		600	528
HBOS PLC
6.750% due 05/21/2018		1,900	2,054
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	1,012
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	744
HSBC Holdings PLC
4.875% due 01/14/2022		2,500	2,904
5.100% due 04/05/2021		5,400	6,382
HSBC USA Capital Trust
7.808% due 12/15/2026		350	357
ING Bank NV
1.711% due 06/09/2014		2,600	2,625
JPMorgan Chase & Co.
5.400% due 01/06/2042		500	603
5.500% due 10/15/2040		2,700	3,304
6.400% due 05/15/2038		1,700	2,281
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	218
6.875% due 04/25/2018		2,200	2,654
6.875% due 11/15/2018		1,700	2,083
Morgan Stanley
5.500% due 01/26/2020		100	112
6.375% due 07/24/2042		3,300	3,872
6.625% due 04/01/2018		1,800	2,123
7.300% due 05/13/2019		400	486
New York Life Insurance Co.
6.750% due 11/15/2039		1,200	1,661

Pacific Life Insurance Co.
9.250% due 06/15/2039	2,700	3,778
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (b)	2,400	2,448
Rabobank Group
11.000% due 06/30/2019 (b)	1,125	1,531
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (b)	2,700	2,754
SAFG Retirement Services, Inc.
5.600% due 07/31/2097	1,900	1,814
Sallie Mae, Inc.
0.000% due 10/03/2022	655	513
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	1,145
SLM Corp.
5.625% due 08/01/2033	1,000	932
Wachovia Bank N.A.
5.850% due 02/01/2037	750	931
6.600% due 01/15/2038	2,400	3,297
Weyerhaeuser Co.
7.375% due 03/15/2032	3,200	4,035

		105,063

INDUSTRIALS 23.6%
ADT Corp.
4.875% due 07/15/2042	1,400	1,330
Alcoa, Inc.
5.950% due 02/01/2037	2,000	1,933
Altria Group, Inc.
9.250% due 08/06/2019	135	188
9.950% due 11/10/2038	1,900	3,132
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	900	916
4.375% due 07/16/2042	500	520
American Airlines Pass-Through Trust
8.625% due 04/15/2023	1,316	1,366
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,436
5.375% due 05/15/2043	1,800	2,124
6.900% due 06/01/2038	1,600	2,149
Anadarko Petroleum Corp.
6.200% due 03/15/2040	2,100	2,593
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,232
ArcelorMittal
7.500% due 10/15/2039	2,500	2,352
Baker Hughes, Inc.
5.125% due 09/15/2040	1,100	1,325
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,295
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,730
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	1,300	1,368
4.400% due 03/15/2042	3,000	3,152
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,625
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,579
Caterpillar, Inc.
3.803% due 08/15/2042	548	546
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,761
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	900	1,140
Comcast Corp.
4.650% due 07/15/2042	3,400	3,587
6.400% due 05/15/2038	50	64
6.400% due 03/01/2040	1,600	2,074
6.500% due 11/15/2035	200	257
6.950% due 08/15/2037	700	950
7.050% due 03/15/2033	600	800
COX Communications, Inc.
8.375% due 03/01/2039	3,100	4,761
Crown Americas LLC
6.250% due 02/01/2021	2,325	2,560
CSX Corp.
5.500% due 04/15/2041	1,700	2,039
6.150% due 05/01/2037	1,000	1,265
CVS Pass-Through Trust
7.507% due 01/10/2032	2,167	2,864
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,898

Devon Energy Corp.
7.950% due 04/15/2032	400	592
Devon Financing Corp. ULC
7.875% due 09/30/2031	400	582
DIRECTV Holdings LLC
6.000% due 08/15/2040	1,100	1,222
Discovery Communications LLC
4.950% due 05/15/2042	1,700	1,819
Dow Chemical Co.
5.250% due 11/15/2041	2,000	2,233
9.400% due 05/15/2039	1,200	1,977
Encana Corp.
5.150% due 11/15/2041	500	538
6.500% due 08/15/2034	2,000	2,458
6.625% due 08/15/2037	800	1,021
Energy Transfer Partners LP
6.625% due 10/15/2036	500	588
7.500% due 07/01/2038	1,100	1,424
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,800	2,838
5.750% due 03/01/2035	200	228
General Electric Co.
4.125% due 10/09/2042	4,300	4,428
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,000	1,167
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,348
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	1,800	1,909
5.800% due 03/15/2035	400	456
6.950% due 01/15/2038	1,300	1,712
Kraft Foods Group, Inc.
5.000% due 06/04/2042	2,300	2,589
6.500% due 02/09/2040	2,800	3,683
Mondelez International, Inc.
7.000% due 08/11/2037	900	1,250
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,413
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,300	3,650
Newmont Mining Corp.
4.875% due 03/15/2042	3,000	3,093
6.250% due 10/01/2039	1,600	1,929
Norfolk Southern Corp.
3.950% due 10/01/2042	1,700	1,686
Northern Natural Gas Co.
4.100% due 09/15/2042	5,000	5,027
Pernod-Ricard S.A.
5.500% due 01/15/2042	1,500	1,750
Petrobras International Finance Co.
6.875% due 01/20/2040	1,600	2,043
7.875% due 03/15/2019	1,700	2,130
Pfizer, Inc.
7.200% due 03/15/2039	670	1,028
Philip Morris International, Inc.
3.875% due 08/21/2042	1,200	1,208
6.375% due 05/16/2038	700	954
Pride International, Inc.
7.875% due 08/15/2040	200	294
Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,700	2,443
RZD Capital Ltd.
5.739% due 04/03/2017	1,000	1,122
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	1,200	1,443
Suncor Energy, Inc.
6.500% due 06/15/2038	200	267
6.850% due 06/01/2039	800	1,106
Target Corp.
6.500% due 10/15/2037	1,500	2,096
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,473
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	142
8.375% due 06/15/2032	2,400	3,453
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	786
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	3,100	3,171
Time Warner Cable, Inc.
6.550% due 05/01/2037	2,000	2,476
Time Warner, Inc.
4.900% due 06/15/2042	3,700	3,973
6.100% due 07/15/2040	2,000	2,424
6.250% due 03/29/2041	100	124
6.500% due 11/15/2036	2,469	3,091

TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	132
7.250% due 08/15/2038	300	434
7.625% due 01/15/2039	500	753
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	1,500	1,546
Transocean, Inc.
6.800% due 03/15/2038	1,200	1,470
7.500% due 04/15/2031	1,000	1,244
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	812	929
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,721
Vale Overseas Ltd.
6.250% due 01/23/2017	200	231
6.875% due 11/10/2039	2,800	3,516
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,400	2,506
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,332
5.625% due 04/15/2041	1,600	2,097
6.200% due 04/15/2038	900	1,224
Walgreen Co.
4.400% due 09/15/2042	1,900	1,935
WellPoint, Inc.
4.650% due 01/15/2043	1,600	1,669
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,703
8.750% due 03/15/2032	137	190

		184,400

UTILITIES 7.7%
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,838
7.000% due 04/01/2038	100	136
AT&T, Inc.
4.300% due 12/15/2042	373	375
4.350% due 06/15/2045	210	211
5.350% due 09/01/2040	6,218	7,248
6.550% due 02/15/2039	600	789
British Telecommunications PLC
9.625% due 12/15/2030	600	954
Bruce Mansfield Unit
6.850% due 06/01/2034	1,572	1,639
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	572
Dominion Resources, Inc.
4.050% due 09/15/2042	500	494
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	903
Electricite de France S.A.
6.950% due 01/26/2039	800	1,071
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,574
FirstEnergy Corp.
7.375% due 11/15/2031	400	517
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	3,262
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,947
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	400	411
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,198
7.288% due 08/16/2037	1,800	2,353
8.625% due 04/28/2034	200	289
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,100	1,207
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	608
Majapahit Holding BV
7.750% due 01/20/2020	900	1,136
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	494
6.500% due 09/15/2037	1,600	2,127
NGPL PipeCo LLC
7.768% due 12/15/2037	3,700	3,904
Pacific Gas & Electric Co.
5.400% due 01/15/2040	2,000	2,397
6.050% due 03/01/2034	400	516
6.250% due 03/01/2039	200	264
PacifiCorp
6.000% due 01/15/2039	1,300	1,726

Plains All American Pipeline LP
5.150% due 06/01/2042	4,300	4,849
6.650% due 01/15/2037	100	131
Progress Energy, Inc.
7.750% due 03/01/2031	400	547
PSEG Power LLC
8.625% due 04/15/2031	400	584
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,091
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,384
Southern California Edison Co.
5.625% due 02/01/2036	200	253
6.000% due 01/15/2034	300	392
Telecom Italia Capital S.A.
7.721% due 06/04/2038	900	979
Verizon Communications, Inc.
7.350% due 04/01/2039	2,400	3,561
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,706
Vodafone Group PLC
6.150% due 02/27/2037	1,700	2,250

		59,887

Total Corporate Bonds & Notes (Cost $310,377)		349,350

MUNICIPAL BONDS & NOTES 6.9%
CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	1,300	1,802
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,872
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	700	974
7.550% due 04/01/2039	1,400	2,020
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	154
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,503
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,042
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,368
6.574% due 07/01/2045	1,800	2,524
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	110
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,900	2,531
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,132

		19,032

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	1,300	1,581

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	832

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	1,093

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,222

NEVADA 0.2%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,632
7.100% due 06/01/2039	200	231

		1,863

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	575

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	1,400	1,852
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,557
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,900	2,556
6.282% due 06/15/2042	2,100	2,504
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,244

		9,713

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	348

OHIO 0.6%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	3,000	4,204
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	90

		4,294

TEXAS 1.5%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,725
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,600	1,842
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	1,500	1,757
Harris County, Texas General Obligation Bonds, Series 2012
5.000% due 08/15/2032	1,400	1,667
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,100	2,835
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,700

		11,526

UTAH 0.2%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,726

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	224

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	80

Total Municipal Bonds & Notes (Cost $46,389)		54,109

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	13,100	8,008
0.000% due 05/15/2030 (f)	9,300	5,324
0.410% due 10/27/2037	400	398
3.980% due 07/01/2021	2,500	2,805
5.625% due 04/17/2028	100	136
6.000% due 04/18/2036	900	1,053
7.125% due 01/15/2030 (f)	7,200	11,324
Financing Corp.
0.000% due 12/27/2018	5,200	4,818
8.600% due 09/26/2019	1,470	2,119
Freddie Mac
5.000% due 04/15/2038	300	333
6.750% due 03/15/2031	2,800	4,308
Ginnie Mae
5.500% due 10/20/2037	397	501
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	11,158
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	22,600	15,919
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030	2,300	1,380
Small Business Administration
5.290% due 12/01/2027	377	432

Tennessee Valley Authority
4.625% due 09/15/2060		1,300	1,559
4.875% due 01/15/2048		1,900	2,381
5.250% due 09/15/2039		3,500	4,609
5.375% due 04/01/2056		1,200	1,636
5.880% due 04/01/2036		3,000	4,172
Tennessee Valley Authority Strips
0.000% due 01/15/2038		9,914	4,041

Total U.S. Government Agencies (Cost $74,574)			88,414

U.S. TREASURY OBLIGATIONS 18.7%
U.S. Treasury Bonds
3.125% due 11/15/2041		400	417
4.250% due 11/15/2040 (f)(g)(h)		72,000	91,643
4.375% due 05/15/2041 (f)		4,000	5,195
4.500% due 08/15/2039		1,400	1,849
5.250% due 11/15/2028		500	690
5.375% due 02/15/2031		600	854
6.250% due 05/15/2030		1,400	2,161
U.S. Treasury Strips
0.000% due 08/15/2023		5,600	4,554
0.000% due 11/15/2026		5,900	4,215
0.000% due 08/15/2028		1,400	934
0.000% due 11/15/2028		300	198
0.000% due 02/15/2030		2,600	1,623
0.000% due 05/15/2032		1,100	633
0.000% due 11/15/2032		7,400	4,177
0.000% due 11/15/2033		500	272
0.000% due 05/15/2034		600	320
0.000% due 11/15/2034		200	105
0.000% due 05/15/2037		300	143
0.000% due 05/15/2039		6,700	3,016
0.000% due 05/15/2040		4,850	2,100
0.000% due 08/15/2040		18,800	8,051
0.000% due 11/15/2040 (f)		25,200	10,681
0.000% due 02/15/2041		4,300	1,809

Total U.S. Treasury Obligations (Cost $141,357)			145,640

MORTGAGE-BACKED SECURITIES 1.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035		1,200	1,387
Banc of America Commercial Mortgage Trust
5.685% due 06/10/2049		70	70
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		915	916
Citigroup Mortgage Loan Trust, Inc.
2.901% due 03/25/2034		268	267
DBUBS Mortgage Trust
1.562% due 07/12/2044		2,190	2,255
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,900	2,103
5.444% due 03/10/2039		700	809
Indymac Mortgage Loan Trust
0.390% due 07/25/2047		242	154
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046		1,200	1,357
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,900	2,274
Structured Asset Mortgage Investments, Inc.
0.400% due 07/25/2046		110	74
0.430% due 05/25/2036		207	137
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,497

Total Mortgage-Backed Securities (Cost $12,337)			13,300

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		456	464
SLM Student Loan Trust
1.815% due 04/25/2023		383	400

Total Asset-Backed Securities (Cost $831)			864

SOVEREIGN ISSUES 4.5%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,892
6.500% due 06/10/2019		800	984
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,000	1,038
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,654

Hydro-Quebec
6.500% due 02/15/2035	CAD	6,400	9,287
Mexico Government International Bond
5.950% due 03/19/2019		$2,800	3,458
6.050% due 01/11/2040		1,200	1,615
Province of Ontario
4.600% due 06/02/2039	CAD	200	241
4.700% due 06/02/2037		900	1,091
5.600% due 06/02/2035		6,400	8,604
Province of Quebec
5.750% due 12/01/2036		2,300	3,116
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,824

Total Sovereign Issues (Cost $32,460)			34,804

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)		463	16

Total Common Stocks (Cost $13)			16

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.0%
REPURCHASE AGREEMENTS 2.7%
Barclays, Inc.
0.160% due 01/11/2013		$20,500	20,500
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $20,925. Repurchase proceeds are $20,501.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		483	483
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $497. Repurchase proceeds are $483.)

			20,983

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 11.3%
PIMCO Short-Term Floating NAV Portfolio		8,824,851	88,310

Total Short-Term Instruments (Cost $109,427)			109,293

PURCHASED OPTIONS (j) 0.0%
(Cost $18)			8

Total Investments 101.9% (Cost $727,783)			$795,798
Written Options (k) (0.0%) (Premiums $710)			(159)
Other Assets and Liabilities (Net) (1.9%)			(14,530)

Net Assets 100.0%			$781,109

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $30,533 at a weighted average interest rate of 0.249%.

(e)	Open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.250%	01/02/2013	02/01/2013	$11,927	$(11,930)

(f)	Securities with an aggregate market value of $39,245 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index March Futures	Long	03/2013	4,179	$432
S&P 500 Index March Futures	Long	03/2013	1,141	884
U.S. Treasury 30-Year Bond March Futures	Long	03/2013	617	(1,651)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2013	50	(148)

				$(483)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $183 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$6,900	$(15)	$(15)

(h)	Securities with an aggregate market value of $760 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	26,800	$313	$19	$294

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	34,503	3-Month USD-LIBOR less a specified spread	$85,580	03/14/2013	BOA	$813

(j)	Purchased options outstanding as of December 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index March Futures	700.000	03/14/2013	400	$11	$5
Put - CME S&P 500 Index March Futures	725.000	03/14/2013	255	7	3

				$18	$8

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$29,600	$30	$(26)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	29,600	109	(26)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013	5,800	4	(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	02/19/2013	5,800	8	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	11,600	23	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	23,500	86	(21)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	10,800	271	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	4,900	46	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	34,200	55	(30)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	03/18/2013	4,000	4	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	4,000	6	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	3,000	7	(6)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	2,000	6	(4)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013	3,100	8	(8)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	3,100	8	(7)

							$671	$(150)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$39	$(9)

(l)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$435	$488	0.06%

(m)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	01/01/2043	$1,000	$1,096	$(1,092)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	2,011		$2,615	BOA	$0	$(40)	$(40)
02/2013	CNY	24,868		3,930	RYL	0	(23)	(23)
02/2013		$7,918	BRL	16,345	HUS	32	0	32
02/2013		2,273	CNY	14,272	BRC	0	(5)	(5)
02/2013		1,674		10,595	DUB	10	0	10
03/2013	CAD	23,906		$24,209	RBC	215	0	215
03/2013		$202	CAD	199	JPM	0	(2)	(2)
04/2013	MXN	810		$62	JPM	0	0	0
04/2013		$17	MXN	228	DUB	0	0	0

						$257	$(70)	$187

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$105,063	$0	$105,063
Industrials	0	183,034	1,366	184,400
Utilities	0	58,248	1,639	59,887
Municipal Bonds & Notes
California	0	19,032	0	19,032
District of Columbia	0	1,581	0	1,581
Georgia	0	832	0	832
Illinois	0	1,093	0	1,093
Michigan	0	1,222	0	1,222
Nevada	0	1,863	0	1,863
New Jersey	0	575	0	575
New York	0	9,713	0	9,713
North Carolina	0	348	0	348
Ohio	0	4,294	0	4,294
Texas	0	11,526	0	11,526
Utah	0	1,726	0	1,726
Washington	0	224	0	224
West Virginia	0	80	0	80
U.S. Government Agencies	0	88,414	0	88,414
U.S. Treasury Obligations	0	145,640	0	145,640
Mortgage-Backed Securities	0	13,300	0	13,300
Asset-Backed Securities	0	400	464	864
Sovereign Issues	0	34,804	0	34,804
Common Stocks
Financials	16	0	0	16
Short-Term Instruments
Repurchase Agreements	0	20,983	0	20,983
Central Funds Used for Cash Management Purposes	88,310	0	0	88,310
Purchased Options
Equity Contracts	8	0	0	8
	$88,334	$703,995	$3,469	$795,798

Short Sales, at value	$0	$(1,092)	$0	$(1,092)

Financial Derivative Instruments - Assets
Equity Contracts	1,316	813	0	2,129
Foreign Exchange Contracts	0	257	0	257
Interest Rate Contracts	0	294	0	294
	$1,316	$1,364	$0	$2,680

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(70)	0	(70)
Interest Rate Contracts	(1,799)	(165)	(9)	(1,973)

	$(1,799)	$(235)	$(9)	$(2,043)

Totals	$87,851	$704,032	$3,460	$795,343

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,462	$(42)	$(2)	$(3)	$(49)	$0	$0	$1,366	$(49)
Utilities	0	1,671	0	0	0	(32)	0	0	1,639	(32)
Asset-Backed Securities	518	0	(69)	0	0	15	0	0	464	15

	$518	$3,133	$(111)	$(2)	$(3)	$(66)	$0	$0	$3,469	$(66)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(7)	$0	$0	$0	$0	$(2)	$0	$0	$(9)	$(2)

Totals	$511	$3,133	$(111)	$(2)	$(3)	$(68)	$0	$0	$3,460	$(68)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,366	Third Party Vendor	Broker Quote	103.75
Utilities	1,639	Third Party Vendor	Broker Quote	104.20
Asset-Backed Securities	464	Third Party Vendor	Broker Quote	101.75
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(9)	Indicative Market Quotations	Broker Quote	0.19

Total	$3,460

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Total Return Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 11.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$300	$305
Ally Financial, Inc.
3.510% due 02/11/2014	300	306
3.709% due 06/20/2014	700	720
4.500% due 02/11/2014	700	722
4.625% due 06/26/2015	3,200	3,338
6.750% due 12/01/2014	3,900	4,229
7.500% due 12/31/2013	1,200	1,270
7.500% due 09/15/2020	100	121
American Express Bank FSB
5.500% due 04/16/2013	500	507
American Express Credit Corp.
5.875% due 05/02/2013	300	305
American General Institutional Capital
8.125% due 03/15/2046	100	126
American International Group, Inc.
5.050% due 10/01/2015	500	552
5.850% due 01/16/2018	2,300	2,724
6.400% due 12/15/2020	2,000	2,483
8.250% due 08/15/2018	4,300	5,661
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016	300	316
Banco do Brasil S.A.
3.058% due 07/02/2014	300	303
3.875% due 10/10/2022	1,400	1,414
Banco Santander Brasil S.A.
2.408% due 03/18/2014	700	698
4.250% due 01/14/2016	400	417
4.500% due 04/06/2015	500	520
Banco Santander Chile
1.921% due 01/19/2016	1,000	978
3.875% due 09/20/2022	1,000	1,026
Bank of America Corp.
0.640% due 08/15/2016	100	93
1.733% due 01/30/2014	1,300	1,311
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	100	113
Bank of Montreal
2.850% due 06/09/2015	100	106
Bank of Nova Scotia
1.650% due 10/29/2015	200	206
BBVA Bancomer S.A.
4.500% due 03/10/2016	200	214
6.500% due 03/10/2021	200	223
6.750% due 09/30/2022	1,200	1,353
7.250% due 04/22/2020	500	560
Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,923
7.250% due 02/01/2018	2,200	2,759
BNP Paribas S.A.
0.751% due 04/08/2013	300	300
1.250% due 01/10/2014	1,000	1,003
5.186% due 06/29/2015 (c)	3,200	3,104
BPCE S.A.
2.062% due 02/07/2014	3,100	3,135
2.375% due 10/04/2013	100	101
Capital One Capital
10.250% due 08/15/2039	500	500
CIT Group, Inc.
5.250% due 04/01/2014	100	104
Citigroup, Inc.
1.790% due 01/13/2014	600	606
2.310% due 08/13/2013	200	202
5.500% due 04/11/2013	1,500	1,516
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)	300	342
Deutsche Bank Capital Funding Trust
3.281% due 03/30/2013 (c)	3,600	2,454
Dexia Credit Local S.A.
2.000% due 03/05/2013	2,200	2,202
Eksportfinans ASA
2.000% due 09/15/2015	900	862
Export-Import Bank of Korea
8.125% due 01/21/2014	800	860

FCE Bank PLC
7.125% due 01/15/2013	EUR	1,400	1,852
Goldman Sachs Group, Inc.
1.312% due 02/07/2014		$4,300	4,314
ING Bank NV
1.711% due 06/09/2014		300	303
2.500% due 01/14/2016		100	104
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,593
Intesa Sanpaolo SpA
2.712% due 02/24/2014		500	500
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		2,200	2,315
JPMorgan Chase & Co.
1.061% due 09/30/2013		1,000	1,005
Korea Development Bank
3.000% due 09/14/2022		1,100	1,097
Korea Exchange Bank
3.125% due 06/26/2017		200	209
LBG Capital PLC
8.000% due 06/15/2020 (c)		300	313
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,313
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		700	823
6.875% due 04/25/2018		1,000	1,206
MetLife Capital Trust
7.875% due 12/15/2067		4,300	5,310
Moody’s Corp.
4.500% due 09/01/2022		2,600	2,782
Morgan Stanley
2.810% due 05/14/2013		300	302
6.000% due 04/28/2015		1,500	1,635
National Australia Bank Ltd.
5.350% due 06/12/2013		400	409
PKO Finance AB
4.630% due 09/26/2022		500	528
PNC Financial Services Group, Inc.
6.750% due 08/01/2021 (c)		5,000	5,702
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	553
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		700	669
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		200	201
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		700	760
6.125% due 02/07/2022		200	229
SLM Corp.
5.375% due 05/15/2014		200	210
SLM Corp. CPI Linked Bond
4.282% due 01/31/2014		1,100	1,108
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		3,200	3,220
Springleaf Finance Corp.
6.900% due 12/15/2017		700	630
State Bank of India
4.500% due 10/23/2014		400	417
4.500% due 07/27/2015		1,000	1,050
State Street Capital Trust
1.308% due 06/01/2077		100	78
Temasek Financial Ltd.
4.300% due 10/25/2019		300	346
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,115	1,863
UBS AG
2.250% due 08/12/2013		3,700	3,736
5.875% due 12/20/2017		400	476
USB Capital
3.500% due 01/31/2013 (c)		100	91
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		1,400	1,613
Weyerhaeuser Co.
7.375% due 03/15/2032		1,400	1,765

			108,823

INDUSTRIALS 3.5%
AbbVie, Inc.
1.072% due 11/06/2015		9,200	9,313
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014		1,400	1,408
Baidu, Inc.
2.250% due 11/28/2017		800	807

Braskem Finance Ltd.
5.750% due 04/15/2021	300	317
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,500	1,579
CSN Resources S.A.
6.500% due 07/21/2020	900	981
Daimler Finance North America LLC
1.510% due 09/13/2013	400	402
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	774
HCA, Inc.
6.500% due 02/15/2020	1,300	1,466
7.875% due 02/15/2020	2,200	2,458
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	100	129
Kraft Foods Group, Inc.
6.125% due 08/23/2018	369	452
MGM Resorts International
13.000% due 11/15/2013	1,100	1,222
Mondelez International, Inc.
6.125% due 02/01/2018	131	160
Noble Group Ltd.
6.750% due 01/29/2020	1,600	1,694
President and Fellows of Harvard College
6.000% due 01/15/2019	400	498
Rohm & Haas Co.
6.000% due 09/15/2017	400	474
Sanofi
0.620% due 03/28/2014	3,000	3,012
Transocean, Inc.
4.950% due 11/15/2015	200	219
UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	302
Vale Overseas Ltd.
5.625% due 09/15/2019	600	685
Volkswagen International Finance NV
0.912% due 11/20/2014	4,000	4,000

		32,352

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100	130
British Telecommunications PLC
1.434% due 12/20/2013	3,100	3,126
Enel Finance International NV
6.800% due 09/15/2037	400	418
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	215
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	700	768
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	800	788
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	215
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	300	373
Telefonica Chile S.A.
3.875% due 10/12/2022	800	802
TNK-BP Finance S.A.
6.625% due 03/20/2017	300	343

		7,178

Total Corporate Bonds & Notes (Cost $141,656)		148,353

MUNICIPAL BONDS & NOTES 4.9%
CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	1,100	1,518
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	139
7.550% due 04/01/2039	100	144
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	101
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	119
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,940
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	752
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	992

San Diego Tobacco Settlement Revenue Funding Corp. California Revenue Bonds, Series 2006
7.125% due 06/01/2032	255	211
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	583

		7,643

CONNECTICUT 0.4%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 06/01/2024	3,100	3,846

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	850
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	500	574
5.250% due 12/01/2040	600	684
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,600	2,053
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	241

		4,402

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	598

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	143

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,442

NEW YORK 1.7%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,482
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,132
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	5,500	6,570
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	800	997
5.000% due 03/15/2034	2,500	2,928
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,251
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	1,300	1,616

		16,090

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	232

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,470
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	200	183
5.875% due 06/01/2047	700	628

		2,281

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	784

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,690	2,068

WASHINGTON 0.6%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	4,400	5,463

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	560	449

Total Municipal Bonds & Notes (Cost $40,802)		45,441

U.S. GOVERNMENT AGENCIES 33.8%
Fannie Mae
0.270% due 12/25/2036	83	83
0.560% due 07/25/2037 - 03/25/2044	757	750
0.590% due 07/25/2037	414	417
0.610% due 09/25/2035	423	423
0.620% due 09/25/2035	727	734
0.875% due 08/28/2017 - 10/26/2017	18,500	18,595
0.930% due 06/25/2037	902	910
0.940% due 06/25/2040	2,117	2,134
0.950% due 03/25/2040	840	851
0.960% due 01/25/2040	3,010	3,056
1.125% due 04/27/2017	700	714
1.250% due 01/30/2017	700	718
1.360% due 07/01/2044	43	44
2.260% due 08/01/2033	42	45
2.310% due 08/01/2022	100	102
2.349% due 09/01/2033	153	163
2.500% due 06/01/2027 - 01/01/2028	101,871	106,554
2.713% due 05/25/2035	32	34
2.838% due 06/01/2033	209	217
2.870% due 09/01/2027	100	99
2.960% due 05/01/2022	4,100	4,372
3.000% due 01/01/2028 - 02/01/2043	4,000	4,204
3.027% due 01/01/2036	83	90
3.156% due 05/01/2022	1,096	1,193
3.209% due 05/01/2036	6	6
3.500% due 11/01/2025 - 01/01/2043	10,000	10,654
3.750% due 07/25/2042	4,236	4,557
4.000% due 07/01/2025 - 02/01/2043	54,084	58,181
4.491% due 12/01/2036	29	30
4.500% due 02/01/2020 - 09/01/2042	36,101	39,111
4.501% due 07/01/2019	1,250	1,453
4.612% due 09/01/2034	25	27
5.000% due 04/25/2033 - 07/01/2035	4,514	4,928
5.375% due 06/12/2017	1,100	1,324
5.500% due 01/01/2021 - 07/01/2035	1,914	2,093
6.000% due 08/01/2036 - 02/01/2038	732	802
6.500% due 10/01/2035 - 10/01/2036	452	530
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	915	916
Freddie Mac
0.779% due 06/15/2041	556	561
0.909% due 08/15/2037	553	559
0.919% due 10/15/2037	138	139
0.929% due 05/15/2037 - 09/15/2037	595	600
1.000% due 03/08/2017 (f)	2,900	2,940
1.000% due 07/28/2017 - 09/29/2017	3,500	3,540
1.250% due 08/01/2019 - 10/02/2019	1,700	1,701
1.360% due 02/25/2045	36	35
1.750% due 05/30/2019	600	621
2.250% due 02/01/2024	6	6
2.355% due 03/01/2034	188	199
4.000% due 06/15/2038	3,252	3,307
4.375% due 07/17/2015	10,500	11,572
4.500% due 03/01/2029 - 09/01/2041	14,591	15,735
5.500% due 08/23/2017 - 07/01/2038	391	436
Ginnie Mae
1.625% due 03/20/2027	2	2
8.000% due 02/15/2030	1	1
Small Business Administration
5.520% due 06/01/2024	553	628

Total U.S. Government Agencies (Cost $311,097)		313,696

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	1,324	1,418
0.125% due 01/15/2022 (f)	5,825	6,327
0.125% due 07/15/2022	3,822	4,148
0.750% due 02/15/2042	2,866	3,144
1.125% due 01/15/2021	106	124
1.250% due 07/15/2020	636	755
1.375% due 07/15/2018	107	125
1.750% due 01/15/2028 (f)	3,092	4,004
2.000% due 01/15/2026 (f)	3,263	4,281
2.125% due 01/15/2019	108	131
2.125% due 02/15/2040	1,070	1,569

2.375% due 01/15/2025 (f)		7,731	10,439
2.375% due 01/15/2027 (f)(g)(h)		14,797	20,409
2.500% due 01/15/2029		4,202	5,992
3.625% due 04/15/2028		429	681
3.875% due 04/15/2029		2,251	3,733
U.S. Treasury Notes
0.375% due 11/15/2015		12,100	12,112
0.750% due 12/31/2017		4,000	4,006
0.875% due 07/31/2019 (f)(g)(h)		3,900	3,849
1.000% due 06/30/2019 (f)(g)(h)		1,600	1,594
1.000% due 08/31/2019 (f)(g)		5,000	4,968
1.000% due 09/30/2019		1,900	1,886
1.000% due 11/30/2019		32,900	32,555
1.125% due 05/31/2019 (f)(g)(h)		2,800	2,816
1.125% due 12/31/2019 (h)		1,600	1,594
1.250% due 10/31/2019 (f)(g)(h)		5,100	5,139
1.625% due 08/15/2022		5,900	5,856
1.625% due 11/15/2022		22,200	21,933
1.750% due 05/15/2022 (f)(g)(h)		6,200	6,247
3.375% due 11/15/2019 (f)(g)(h)		900	1,034

Total U.S. Treasury Obligations (Cost $170,599)			172,869

MORTGAGE-BACKED SECURITIES 8.3%
American Home Mortgage Investment Trust
2.526% due 02/25/2045		135	131
Arran Residential Mortgages Funding PLC
1.591% due 05/16/2047	EUR	1,000	1,347
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$328	335
5.726% due 05/10/2045		400	459
Banc of America Funding Corp.
2.619% due 05/25/2035		207	215
5.621% due 01/20/2047 ^		255	186
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		183	183
BCRR Trust
5.858% due 07/17/2040		500	599
Bear Stearns Adjustable Rate Mortgage Trust
2.643% due 04/25/2033		2	2
2.901% due 01/25/2034		2	2
3.120% due 01/25/2034		76	76
Bear Stearns Alt-A Trust
2.960% due 05/25/2035		638	585
3.001% due 09/25/2035		137	108
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		1,800	2,008
Chaseflex Trust
0.510% due 07/25/2037		1,163	941
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		73	71
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.219% due 07/15/2044		1,800	2,001
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		100	111
Countrywide Alternative Loan Trust
0.390% due 05/25/2047		339	241
6.000% due 10/25/2033		27	28
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		76	66
2.803% due 02/20/2035		576	541
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037		4,540	4,266
Epic Opera PLC
0.778% due 07/28/2016	GBP	222	354
European Loan Conduit
0.342% due 05/15/2019	EUR	35	43
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035		$202	197
Granite Master Issuer PLC
0.290% due 12/20/2054	EUR	1,134	1,475
0.411% due 12/20/2054		$165	163
0.614% due 12/20/2054	GBP	1,190	1,900
0.734% due 12/20/2054		3,073	4,909
0.814% due 12/20/2054		2,181	3,484
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	30	39
0.898% due 09/20/2044	GBP	190	306
0.909% due 01/20/2044		30	48
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	107
5.444% due 03/10/2039		100	116
GS Mortgage Securities Corp.
1.260% due 03/06/2020		1,000	1,001
1.456% due 03/06/2020		9,100	9,115

GSR Mortgage Loan Trust
2.745% due 06/25/2034		156	155
5.127% due 11/25/2035		264	262
5.163% due 11/25/2035		729	680
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		91	84
Impac CMB Trust
1.210% due 07/25/2033		47	42
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	589
5.420% due 01/15/2049		1,300	1,508
JPMorgan Mortgage Trust
3.012% due 08/25/2034		2,771	2,821
3.031% due 07/25/2035		3,179	3,187
5.243% due 11/25/2035		424	417
5.750% due 01/25/2036		106	103
Lanark Master Issuer PLC
1.711% due 12/22/2054		3,700	3,781
Leek Finance Ltd.
0.420% due 12/21/2038		1,860	1,899
0.799% due 12/21/2037	GBP	76	127
Merrill Lynch Floating Trust
0.751% due 07/09/2021		$7,964	7,934
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		142	132
2.305% due 01/25/2029		34	34
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		164	143
2.039% due 12/25/2032		5	5
2.516% due 02/25/2035		2,958	3,000
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	232
Morgan Stanley Capital Trust
5.208% due 11/14/2042		1,900	2,102
5.439% due 02/12/2044		1,700	1,780
5.610% due 04/15/2049		187	193
Prime Mortgage Trust
0.610% due 02/25/2019		1	1
0.610% due 02/25/2034		30	29
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		87	93
Structured Adjustable Rate Mortgage Loan Trust
2.797% due 08/25/2035		144	131
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		344	341
Structured Asset Securities Corp.
2.859% due 10/28/2035		1,073	993
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		1,612	1,426
Titan Europe PLC
0.809% due 10/23/2016	GBP	873	1,362
UBS Commercial Mortgage Trust
0.784% due 07/15/2024		$2,901	2,820
WaMu Mortgage Pass-Through Certificates
0.500% due 10/25/2045		68	65
1.160% due 02/25/2046		228	209
1.365% due 11/25/2042		36	35
1.565% due 08/25/2042		26	25
2.261% due 02/27/2034		33	33
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		268	269
2.627% due 03/25/2036		316	311

Total Mortgage-Backed Securities (Cost $75,054)			77,113

ASSET-BACKED SECURITIES 3.1%
Access Group, Inc.
1.615% due 10/27/2025		920	935
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		18	15
ARES CLO Ltd.
0.562% due 02/24/2018		306	303
Bear Stearns Asset-Backed Securities Trust
0.290% due 10/25/2036		17	16
Centurion CDO Ltd.
0.683% due 01/30/2016		484	483
Chase Issuance Trust
1.808% due 09/15/2015		2,200	2,224
Citibank Omni Master Trust
2.959% due 08/15/2018		800	833
Cougar CLO PLC
1.029% due 07/15/2020	EUR	2,571	3,315
Countrywide Asset-Backed Certificates
0.690% due 12/25/2031		$53	34

Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		13	11
Duane Street CLO Ltd.
0.562% due 11/08/2017		2,026	2,011
Fremont Home Loan Trust
0.270% due 01/25/2037		12	5
Hillmark Funding
0.562% due 05/21/2021		1,100	1,064
HSBC Home Equity Loan Trust
1.151% due 11/20/2036		994	986
Lafayette CLO Ltd.
1.751% due 09/06/2022		1,676	1,673
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		12	11
Pacifica CDO Ltd.
0.574% due 01/26/2020		1,482	1,463
Sherwood Castle Funding PLC
0.393% due 03/15/2016	EUR	2,500	3,285
0.699% due 06/15/2016	GBP	2,200	3,552
SLM Student Loan Trust
0.443% due 12/15/2023	EUR	1,324	1,688
3.459% due 05/16/2044		$329	347
3.500% due 08/17/2043		1,887	1,826
Structured Asset Securities Corp.
0.530% due 05/25/2037		2,000	1,608
Wind River CLO Ltd.
0.639% due 12/19/2016		286	284
Wood Street CLO BV
0.602% due 11/22/2021	EUR	470	607

Total Asset-Backed Securities (Cost $27,886)			28,579

SOVEREIGN ISSUES 10.6%
Indonesia Government International Bond
7.500% due 01/15/2016		$500	586
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	700	931
2.500% due 03/01/2015		1,000	1,330
3.000% due 04/01/2014		200	268
3.500% due 06/01/2014		300	405
3.500% due 11/01/2017		4,900	6,536
3.750% due 08/01/2015		400	546
4.000% due 02/01/2017		800	1,100
4.250% due 07/01/2014		100	137
4.250% due 08/01/2014		200	274
4.500% due 07/15/2015		10,500	14,574
4.500% due 08/01/2018		300	417
4.750% due 09/15/2016		1,900	2,684
4.750% due 05/01/2017		1,200	1,692
4.750% due 06/01/2017		1,000	1,406
5.250% due 08/01/2017		100	144
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		1,300	1,701
0.000% due 09/30/2014		11,800	15,041
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	325
Mexico Government International Bond
6.250% due 06/16/2016	MXN	9,200	742
10.000% due 12/05/2024		14,000	1,518
Province of British Columbia
4.300% due 06/18/2042	CAD	100	119
Province of Ontario
1.100% due 10/25/2017		$300	301
1.650% due 09/27/2019		1,100	1,100
2.450% due 06/29/2022		6,000	6,084
3.150% due 06/02/2022	CAD	2,800	2,914
4.000% due 06/02/2021		1,200	1,336
4.200% due 03/08/2018		100	112
4.200% due 06/02/2020		100	113
4.300% due 03/08/2017		200	221
4.400% due 06/02/2019		100	113
4.600% due 06/02/2039		100	121
5.500% due 06/02/2018		100	118
Province of Quebec
2.750% due 08/25/2021		$18,300	19,133
3.500% due 07/29/2020		600	667
3.500% due 12/01/2022	CAD	8,500	9,005
4.250% due 12/01/2021		3,000	3,375
Spain Government International Bond
3.000% due 04/30/2015	EUR	200	264
3.750% due 10/31/2015		400	532
4.400% due 01/31/2015		400	545

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	219

Total Sovereign Issues (Cost $95,611)		98,749

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	7,600	9,310

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	40,000	0

Total Convertible Preferred Securities (Cost $9,477)		9,310

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 01/30/2013 (c)	217	1,593

Total Preferred Securities (Cost $2,294)		1,593

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.8%
CERTIFICATES OF DEPOSIT 2.9%
Banco Bradesco S.A.
1.955% due 01/24/2013	$300	300
Banco do Brasil S.A.
0.000% due 06/28/2013	1,600	1,597
Dexia Credit Local S.A.
1.650% due 09/12/2013	10,200	10,209
1.700% due 09/06/2013	7,400	7,408
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	7,700	7,609

		27,123

COMMERCIAL PAPER 2.6%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	11,000	10,826
Ford Motor Credit Co. LLC
1.017% due 02/15/2013	1,100	1,099
1.020% due 04/03/2013	7,600	7,580
Santander S.A.
2.200% due 04/02/2013	500	499
3.100% due 10/01/2013	2,000	1,971
Standard Chartered Bank
0.950% due 09/26/2013	1,800	1,792

		23,767

REPURCHASE AGREEMENTS 2.9%
Banc of America Securities LLC
0.230% due 01/02/2013	500	500
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $510. Repurchase proceeds are $500.)
Barclays, Inc.
0.160% due 01/11/2013	25,900	25,900
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $26,437. Repurchase proceeds are $25,901.)

State Street Bank and Trust Co.
0.010% due 01/02/2013		364	364
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $374. Repurchase proceeds are $364.)

			26,764

MEXICO TREASURY BILLS 4.3%
4.435% due 01/10/2013 - 04/04/2013 (a)	MXN	523,209	40,254

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.1%
PIMCO Short-Term Floating NAV Portfolio		249	3
PIMCO Short-Term Floating NAV Portfolio III		4,703,373	47,010

			47,013

Total Short-Term Instruments (Cost $164,534)			164,921

PURCHASED OPTIONS (j) 0.0%
(Cost $28)			12

Total Investments 114.3% (Cost $1,039,038)			$1,060,636
Written Options (k) (0.0%) (Premiums $512)			(83)
Other Assets and Liabilities (Net) (14.3%)			(132,435)

Net Assets 100.0%			$928,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $6,144 at a weighted average interest rate of 0.123%.

(f)	Securities with an aggregate market value of $41,447 and cash of $21 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	10	$8
90-Day Euribor June Futures	Long	06/2015	4	0
90-Day Euribor March Futures	Long	03/2015	4	0
90-Day Euribor September Futures	Long	09/2015	2	1
90-Day Eurodollar December Futures	Long	12/2015	461	(1)
90-Day Eurodollar June Futures	Long	06/2015	290	315
90-Day Eurodollar June Futures	Long	06/2016	4	0
90-Day Eurodollar March Futures	Long	03/2016	82	(3)
90-Day Eurodollar September Futures	Long	09/2015	566	(117)
90-Day Eurodollar September Futures	Long	09/2016	3	0
E-mini S&P 500 Index March Futures	Long	03/2013	10,149	1,259
Euro-Bund 10-Year Bond March Futures	Short	03/2013	7	(8)
S&P 500 Index March Futures	Long	03/2013	208	(275)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	11	0

				$1,179

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1,737 and cash of $111 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$2,784	$(82)	$(156)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	5,000	(89)	(301)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	200	(1)	0
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	600	(1)	(1)

				$(173)	$(458)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$92,800	$705	$(8)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		7,900	43	(165)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	3,600	29	42

						$777	$(131)

(h)	Securities with an aggregate market value of $1,695 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
American International Group, Inc.	BOA	1.000%	03/20/2016	0.827%	$800	$5	$(28)	$33
American International Group, Inc.	CBK	1.000%	03/20/2016	0.827%	800	4	(29)	33
American International Group, Inc.	UAG	1.000%	12/20/2020	1.516%	100	(4)	(22)	18
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.084%	400	(1)	(10)	9
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.084%	300	(1)	(7)	6
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%	500	5	(7)	12
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%	1,100	9	(2)	11
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.604%	1,000	10	(10)	20
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.771%	400	3	(1)	4
Brazil Government International Bond	FBF	1.000%	06/20/2016	0.771%	1,700	15	(2)	17
Brazil Government International Bond	GST	1.000%	06/20/2015	0.604%	500	5	(7)	12
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%	600	6	(6)	12
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.771%	5,300	43	(142)	185
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%	100	1	(1)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%	500	5	(5)	10
China Government International Bond	BPS	1.000%	03/20/2016	0.327%	300	7	4	3
China Government International Bond	BRC	1.000%	03/20/2016	0.327%	700	15	8	7
China Government International Bond	DUB	1.000%	09/20/2022	1.062%	100	0	(3)	3
China Government International Bond	FBF	1.000%	09/20/2022	1.062%	1,800	(9)	(61)	52
China Government International Bond	MYC	1.000%	06/20/2016	0.376%	3,800	83	(117)	200
Export-Import Bank of China	DUB	1.000%	06/20/2017	0.746%	100	1	(4)	5
France Government Bond	RYL	0.250%	03/20/2016	0.467%	200	(1)	(6)	5
France Government Bond	UAG	0.250%	09/20/2016	0.603%	100	(1)	(4)	3
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.163%	1,400	5	0	5
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.787%	500	4	(8)	12
Indonesia Government International Bond	DUB	1.000%	06/20/2021	1.826%	200	(13)	(14)	1
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.787%	200	2	(3)	5
Indonesia Government International Bond	JPM	1.000%	06/20/2021	1.826%	600	(37)	(42)	5
Indonesia Government International Bond	MYC	1.000%	09/20/2016	0.867%	1,600	9	(122)	131
Indonesia Government International Bond	UAG	1.000%	06/20/2021	1.826%	200	(13)	(14)	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%	300	5	4	1
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%	1,900	32	(18)	50
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%	5,400	96	23	73
MetLife, Inc.	DUB	1.000%	03/20/2018	1.590%	1,200	(34)	(68)	34
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.274%	100	(2)	(4)	2
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%	800	10	(6)	16
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.669%	1,900	23	5	18
Mexico Government International Bond	GST	1.000%	06/20/2016	0.669%	3,600	42	(122)	164
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%	1,400	17	(9)	26
Russia Government International Bond	GST	1.000%	06/20/2017	1.165%	100	(1)	(7)	6
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%	300	8	5	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%	200	5	4	1
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%	500	14	9	5
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%	200	3	1	2
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%	400	11	7	4

						$386	$(841)	$1,227

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$900	$70	$53	$17
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	69	117	(48)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	4,200	325	265	60
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	54	79	(25)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	386	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	675	11	0	11
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	200	(9)	(12)	3

					$526	$502	$24

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$1,000	$0	$(1)	$1
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		3,800	1	(13)	14
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,400	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		600	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,800	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		3,000	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,000	6	(7)	13
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		4,000	3	(2)	5
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,000	3	(1)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		2,000	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		500	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		21,400	(35)	(43)	8
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		9,600	(15)	(18)	3

							$(34)	$(87)	$53

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	54,111	3-Month USD-LIBOR less a specified spread	$133,519	01/31/2013	BOA	$1,942

(j)	Purchased options outstanding as of December 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index March Futures	700.000	03/14/2013	565	$16	$7
Put - CME S&P 500 Index March Futures	725.000	03/14/2013	355	10	5

				$26	$12

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 01/01/2043	JPM	$99.500	01/07/2013	$20,000	$2	$0

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$5,300	$37	$(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		12,100	51	(10)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		32,300	24	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		56,400	113	(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		4,200	15	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		800	16	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		31,400	89	(11)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		22,400	121	(20)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,100	21	0
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	400	2	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$2,500	8	(5)

								$497	$(80)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$10	$(2)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	(1)

						$15	$(3)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$4,000	$4,227	$(4,334)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	200		$248	DUB	$0	$(16)	$(16)
01/2013		1,600		1,966	UAG	0	(147)	(147)
01/2013	JPY	278,521		3,396	DUB	181	0	181
01/2013		16,938		198	HUS	2	0	2
01/2013		42,061		496	RYL	10	0	10
01/2013	MXN	144,172		11,075	CBK	0	(52)	(52)
01/2013		60,439		4,647	UAG	0	(26)	(26)
01/2013		$1	SGD	1	BRC	0	0	0
02/2013	CNY	3,570		$566	BRC	0	(1)	(1)
02/2013		1,259		200	FBF	0	0	0
02/2013		5,052		800	UAG	0	(3)	(3)
02/2013	EUR	800		1,025	BPS	0	(32)	(32)
02/2013		1,100		1,385	UAG	0	(68)	(68)
02/2013	MXN	22,216		1,695	FBF	0	(18)	(18)
02/2013		43,509		3,256	HUS	0	(97)	(97)
02/2013		36,000		2,694	RBC	0	(81)	(81)
02/2013		$100	BRL	205	BRC	0	0	0
02/2013		2,775		5,726	HUS	10	0	10
02/2013		100		205	MSC	0	0	0
02/2013		1,400		2,878	UAG	0	0	0
02/2013		1,559	CNY	9,881	DUB	12	0	12
03/2013	CAD	296		$300	BRC	3	0	3
03/2013		17,156		17,373	RBC	154	0	154
03/2013	EUR	32,140		41,966	BRC	0	(486)	(486)
03/2013		4,973		6,563	RBC	0	(6)	(6)
03/2013		676		895	UAG	2	0	2
03/2013	GBP	5,005		8,060	BOA	0	(69)	(69)
03/2013		5,004		8,014	JPM	0	(113)	(113)
03/2013	MXN	147,021		11,188	RBC	0	(120)	(120)
03/2013		$1,335	EUR	1,012	RBC	1	0	1
04/2013	MXN	64,456		$4,966	BRC	22	0	22
04/2013		57,193		4,376	JPM	0	(11)	(11)
04/2013		$557	MXN	7,296	DUB	3	0	3
04/2013		2,775		36,489	HUS	29	(5)	24
04/2013		136		1,782	JPM	1	0	1
04/2013		708		9,218	MSC	0	(1)	(1)
04/2013		3,584		46,913	UAG	17	(1)	16
09/2013	EUR	400		$505	UAG	0	(24)	(24)
12/2013		7,500		9,467	BOA	0	(469)	(469)
04/2014		200		253	CBK	0	(12)	(12)
06/2014		300		380	FBF	0	(18)	(18)
08/2014		200		253	BPS	0	(13)	(13)

						$447	$(1,889)	$(1,442)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$108,520	$303	$108,823
Industrials	0	30,773	1,579	32,352
Utilities	0	7,178	0	7,178
Municipal Bonds & Notes
California	0	7,643	0	7,643
Connecticut	0	3,846	0	3,846
Illinois	0	4,402	0	4,402
Iowa	0	598	0	598
Nevada	0	143	0	143
New Jersey	0	1,442	0	1,442
New York	0	16,090	0	16,090
North Carolina	0	232	0	232
Ohio	0	2,281	0	2,281
Texas	0	784	0	784
Virginia	0	2,068	0	2,068
Washington	0	5,463	0	5,463
West Virginia	0	449	0	449
U.S. Government Agencies	0	312,780	916	313,696
U.S. Treasury Obligations	0	172,869	0	172,869
Mortgage-Backed Securities	0	77,113	0	77,113
Asset-Backed Securities	0	26,906	1,673	28,579
Sovereign Issues	0	98,749	0	98,749
Convertible Preferred Securities
Banking & Finance	0	9,310	0	9,310
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	0	1,593	1,593
Short-Term Instruments
Certificates of Deposit	0	27,123	0	27,123
Commercial Paper	0	23,767	0	23,767
Repurchase Agreements	0	26,764	0	26,764
Mexico Treasury Bills	0	40,254	0	40,254
Central Funds Used for Cash Management Purposes	47,013	0	0	47,013
Purchased Options
Equity Contracts	12	0	0	12
Interest Rate Contracts	0	0	0	0
	$47,025	$1,007,547	$6,064	$1,060,636

Short Sales, at value	$0	$(4,334)	$0	$(4,334)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,324	0	1,324
Equity Contracts	1,259	1,942	0	3,201
Foreign Exchange Contracts	0	447	0	447
Interest Rate Contracts	324	95	0	419
	$1,583	$3,808	$0	$5,391

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(531)	0	(531)
Equity Contracts	(275)	0	0	(275)
Foreign Exchange Contracts	0	(1,889)	0	(1,889)
Interest Rate Contracts	(129)	(253)	(3)	(385)

	$(404)	$(2,673)	$(3)	$(3,080)

Totals	$48,204	$1,004,348	$6,061	$1,058,613

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$298	$0	$0	$(1)	$0	$6	$0	$0	$303	$6
Industrials	0	1,500	0	0	0	79	0	0	1,579	79
U.S. Government Agencies	8,567	(7,450)	(211)	0	0	10	0	0	916	6
Asset-Backed Securities	1,998	1,800	(645)	10	13	44	0	(1,547)	1,673	(3)
Convertible Preferred Securities Industrials	10	0	0	0	0	(10)	0	0	0	(10)
Preferred Securities Banking & Finance	1,625	0	0	0	0	(32)	0	0	1,593	(32)

	$12,498	$(4,150)	$(856)	$9	$13	$97	$0	$(1,547)	$6,064	$46
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$(1)	$0	$0	$(3)	$(1)

Totals	$12,496	$(4,150)	$(856)	$9	$13	$96	$0	$(1,547)	$6,061	$45

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$303	Benchmark Pricing	Base Price	101.13
Industrials	1,579	Third Party Vendor	Broker Quote	105.25
U.S. Government Agencies	916	Third Party Vendor	Broker Quote	100.12
Asset-Backed Securities	1,673	Benchmark Pricing	Base Price	99.91
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	1,593	Benchmark Pricing	Base Price	$ 7,393.89
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	Indicative Market Quotations	Broker Quote	0.19 - 0.20

Total	$6,061

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® TR Short Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 20.3%
BANKING & FINANCE 15.5%
Ally Financial, Inc.
4.625% due 06/26/2015		$11,800	$12,308
7.500% due 09/15/2020		700	848
8.300% due 02/12/2015		700	781
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,116
American General Capital
8.500% due 07/01/2030		3,300	4,174
American General Institutional Capital
7.570% due 12/01/2045		4,000	4,760
American International Group, Inc.
4.250% due 05/15/2013		3,400	3,443
4.875% due 06/01/2022		5,600	6,398
5.450% due 05/18/2017		100	115
5.600% due 10/18/2016		3,000	3,428
5.850% due 01/16/2018		3,400	4,027
6.250% due 05/01/2036		800	1,033
6.250% due 03/15/2087		1,000	1,072
6.400% due 12/15/2020		400	497
6.765% due 11/15/2017	GBP	1,648	3,167
8.175% due 05/15/2068		$30,750	40,206
8.625% due 05/22/2068	GBP	1,450	2,882
ASIF
3.000% due 02/17/2017	EUR	3,100	4,013
6.150% due 10/14/2019		10,000	15,496
Banco do Brasil S.A.
3.058% due 07/02/2014		$1,900	1,920
3.875% due 10/10/2022		7,500	7,575
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,085
4.500% due 04/06/2015		3,400	3,536
Banco Santander Chile
1.921% due 01/19/2016		1,400	1,368
3.875% due 09/20/2022		4,000	4,106
Bank of America Corp.
0.880% due 05/23/2017	EUR	5,700	6,988
6.500% due 08/01/2016		$2,200	2,542
Bank of America N.A.
6.000% due 10/15/2036		500	613
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	339
Bank of Montreal
1.950% due 01/30/2018		2,100	2,189
2.850% due 06/09/2015		700	740
Bank of Nova Scotia
1.650% due 10/29/2015		1,300	1,339
Bank One Capital
8.750% due 09/01/2030		325	448
Barclays Bank PLC
10.179% due 06/12/2021		11,920	16,293
14.000% due 06/15/2019 (c)	GBP	420	914
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	641
6.500% due 03/10/2021		3,300	3,679
6.750% due 09/30/2022		3,800	4,284
Bear Stearns Cos. LLC
6.400% due 10/02/2017		700	841
BNP Paribas S.A.
0.751% due 04/08/2013		3,100	3,101
7.781% due 07/02/2018 (c)	EUR	450	662
BPCE S.A.
2.375% due 10/04/2013		$500	505
9.000% due 03/17/2015 (c)	EUR	6,000	8,435
Capital One Capital
10.250% due 08/15/2039		$3,200	3,200
CBA Capital Trust
5.805% due 06/30/2015 (c)		2,900	2,960
Citigroup, Inc.
0.581% due 06/09/2016		900	851
0.851% due 05/31/2017	EUR	3,500	4,297
1.160% due 02/15/2013		$1,200	1,200
1.790% due 01/13/2014		3,300	3,331
2.310% due 08/13/2013		1,500	1,515
5.000% due 09/15/2014		100	105
5.500% due 04/11/2013		6,000	6,062

6.125% due 08/25/2036		11,600	12,652
Compass Bank
6.400% due 10/01/2017		19,800	21,329
Credit Agricole S.A.
7.875% due 10/26/2019 (c)	EUR	4,150	5,780
Credit Suisse
2.200% due 01/14/2014		$1,200	1,219
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	700	927
Eksportfinans ASA
2.000% due 09/15/2015		$19,200	18,388
2.375% due 05/25/2016		22,310	21,295
Erste Abwicklungsanstalt
1.125% due 09/30/2015	EUR	17,500	23,576
Export Credit Bank of Turkey
5.875% due 04/24/2019		$9,400	10,730
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,419
Export-Import Bank of Korea
4.000% due 01/29/2021		3,100	3,345
5.875% due 01/14/2015		1,900	2,085
8.125% due 01/21/2014		6,400	6,884
FCE Bank PLC
7.125% due 01/15/2013	EUR	4,300	5,689
Fifth Third Bancorp
8.250% due 03/01/2038		$1,300	1,860
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		3,100	3,248
8.000% due 06/01/2014		2,500	2,727
Goldman Sachs Group, Inc.
0.549% due 01/30/2017	EUR	1,100	1,380
5.250% due 07/27/2021		$3,100	3,537
6.750% due 10/01/2037		3,300	3,743
7.500% due 02/15/2019		10,000	12,590
GSPA Monetization Trust
6.422% due 10/09/2029		2,508	2,633
HBOS PLC
1.011% due 09/06/2017		900	779
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,213
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	16,837
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		3,900	3,902
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,704
HSBC Finance Corp.
6.676% due 01/15/2021		20,800	24,694
HSBC Holdings PLC
6.500% due 05/02/2036		6,500	8,127
6.500% due 09/15/2037		4,900	6,121
ING Bank NV
1.711% due 06/09/2014		1,900	1,919
2.500% due 01/14/2016		800	833
International Lease Finance Corp.
5.625% due 09/20/2013		5,000	5,144
Intesa Sanpaolo SpA
2.712% due 02/24/2014		2,700	2,698
IPIC GMTN Ltd.
5.000% due 11/15/2020		4,000	4,568
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,200	1,323
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	1,900	2,511
1.116% due 01/24/2014		$1,400	1,410
4.250% due 10/15/2020		300	334
5.250% due 05/01/2015		1,000	1,088
6.300% due 04/23/2019		10,000	12,345
7.900% due 04/30/2018 (c)		5,300	6,026
Korea Development Bank
4.375% due 08/10/2015		2,500	2,706
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,265
LBG Capital PLC
6.439% due 05/23/2020	EUR	7,000	9,200
7.625% due 10/14/2020		2,400	3,298
7.869% due 08/25/2020	GBP	20,414	35,433
7.875% due 11/01/2020		$8,800	9,555
8.000% due 06/15/2020 (c)		5,000	5,212
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	5,800	7,581
6.875% due 11/15/2018		$9,000	11,026
MetLife Capital Trust
7.875% due 12/15/2067		10,700	13,214
MetLife, Inc.
6.400% due 12/15/2066		1,300	1,393

Morgan Stanley
0.820% due 10/15/2015		47,820	46,368
1.293% due 04/29/2013		300	301
2.810% due 05/14/2013		7,000	7,049
5.950% due 12/28/2017		500	567
National City Bank
0.681% due 06/07/2017		1,100	1,076
Nordea Bank AB
2.125% due 01/14/2014		600	606
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	3,047
Pacific LifeCorp
6.000% due 02/10/2020		300	335
Progressive Corp.
6.700% due 06/15/2067		6,400	6,944
Prudential Financial, Inc. CPI Linked Bond
3.990% due 06/10/2013		1,000	1,002
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,368
Rabobank Group
6.875% due 03/19/2020	EUR	7,100	10,466
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$900	860
7.640% due 09/29/2017 (c)		9,400	8,554
Royal Bank of Scotland PLC
4.875% due 08/25/2014		100	105
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,600	36,274
Santander International Debt S.A.U.
3.750% due 02/28/2013	EUR	11,300	14,978
Santander Issuances S.A.U.
4.500% due 09/30/2019		1,300	1,466
SLM Corp.
0.615% due 01/27/2014		$700	694
4.000% due 07/25/2014		5,000	5,058
4.250% due 08/11/2014		3,343	3,433
5.625% due 08/01/2033		700	653
8.000% due 03/25/2020		1,300	1,492
SLM Corp. CPI Linked Bond
4.282% due 01/31/2014		1,000	1,007
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		2,600	3,342
Societe Generale S.A.
1.397% due 04/11/2014		12,900	12,925
State Bank of India
4.500% due 07/27/2015		4,300	4,513
State Street Capital Trust
1.308% due 06/01/2077		4,900	3,831
Temasek Financial Ltd.
4.300% due 10/25/2019		500	576
UBS AG
7.750% due 09/01/2026		5,000	6,503
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		7,275	7,457
USB Capital
3.500% due 01/31/2013 (c)		300	272
Wachovia Capital Trust
0.840% due 01/15/2027		25	21
Wachovia Corp.
0.503% due 08/01/2013		700	701
Weyerhaeuser Co.
7.375% due 03/15/2032		400	504

			782,271

INDUSTRIALS 3.2%
AbbVie, Inc.
1.072% due 11/06/2015		4,900	4,960
Altria Group, Inc.
7.750% due 02/06/2014		2,300	2,473
9.700% due 11/10/2018		3,378	4,733
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014		7,900	7,944
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,562
Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,857
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		300	388
CSN Islands Corp.
6.875% due 09/21/2019		400	450
CSN Resources S.A.
6.500% due 07/21/2020		10,700	11,663
CVS Pass-Through Trust
6.943% due 01/10/2030		1,127	1,422

Daimler Finance North America LLC
1.510% due 09/13/2013		2,000	2,012
DCP Midstream LLC
9.700% due 12/01/2013		3,435	3,701
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		5,000	5,129
DISH DBS Corp.
6.625% due 10/01/2014		3,000	3,232
Eaton Vance Corp.
6.500% due 10/02/2017		600	724
El Paso LLC
7.800% due 08/01/2031		900	1,052
Eli Lilly & Co.
4.200% due 03/06/2014		10,000	10,436
General Mills, Inc.
5.250% due 08/15/2013		4,784	4,924
Gerdau Trade, Inc.
5.750% due 01/30/2021		600	663
HCA, Inc.
6.500% due 02/15/2020		5,600	6,314
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,083
7.625% due 04/09/2019		1,000	1,293
Kraft Foods Group, Inc.
6.125% due 08/23/2018		10,000	12,261
Mondelez International, Inc.
2.625% due 05/08/2013		9,500	9,561
6.875% due 02/01/2038		100	138
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		10,000	11,657
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,036
Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	609
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	172
Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	4,113
5.875% due 03/01/2018		2,100	2,414
8.375% due 12/10/2018		400	509
PPG Industries, Inc.
6.650% due 03/15/2018		5,000	6,213
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		7,000	7,791
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013		2,000	1,998
2.582% due 04/26/2013		3,000	3,018
Time Warner Cable, Inc.
6.200% due 07/01/2013		10,700	10,995
Transocean, Inc.
4.950% due 11/15/2015		2,000	2,191
Union Pacific Corp.
4.163% due 07/15/2022		300	340
Vale Overseas Ltd.
5.625% due 09/15/2019		1,500	1,712
Vivendi S.A.
2.400% due 04/10/2015		1,200	1,226

			161,969

UTILITIES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	260
BellSouth Corp.
4.020% due 04/26/2021		8,800	8,892
British Telecommunications PLC
1.434% due 12/20/2013		10,000	10,085
5.150% due 01/15/2013		4,000	4,006
Electricite de France S.A.
5.500% due 01/26/2014		200	210
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		800	859
6.212% due 11/22/2016		100	112
8.146% due 04/11/2018		700	867
8.625% due 04/28/2034		5,700	8,232
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		32	36
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		900	914
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		200	219
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,900	2,857
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,810

Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	600	646
NV Energy, Inc.
6.250% due 11/15/2020	1,200	1,416
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,997
4.750% due 02/16/2021	300	340
Sempra Energy
9.800% due 02/15/2019	10,000	14,009
Southern California Edison Co.
0.758% due 09/15/2014	12,100	12,173
Telefonica Chile S.A.
3.875% due 10/12/2022	4,000	4,008
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,900	2,171
Verizon Communications, Inc.
5.250% due 04/15/2013	300	304
Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,337

		81,760

Total Corporate Bonds & Notes (Cost $982,826)		1,026,000

MUNICIPAL BONDS & NOTES 3.8%
ALABAMA 0.4%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	15,300	18,274

CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,008
6.918% due 04/01/2040	490	676
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	500	510
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2026	12,300	14,868
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,180
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	139
7.550% due 04/01/2039	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,193
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	101
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	20,855	24,348
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	1,043
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,988
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	2,225	2,457
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	383
7.618% due 08/01/2040	500	663
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,451
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,069
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,176
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	116
7.021% due 08/01/2040	200	232
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	820	856
San Diego Tobacco Settlement Revenue Funding Corp. California Revenue Bonds, Series 2006
7.125% due 06/01/2032	85	70
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	300	302
6.398% due 05/15/2031	300	375
6.548% due 05/15/2048	500	666

		59,014

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 09/15/2023	2,500	3,141

5.000% due 06/01/2024	3,800	4,714

		7,855

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,131
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	972

		2,103

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	65	64

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	1,200	1,369
8.550% due 12/01/2034	3,850	4,326
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	26

		5,721

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	860
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	4,396

		5,256

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,731

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,907
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,198
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	5,000	6,120
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	134
6.011% due 06/15/2042	1,000	1,345
6.282% due 06/15/2042	100	119
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2030	6,000	7,125
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	800
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	100	114
5.750% due 11/15/2051	11,800	14,096
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2022	3,300	4,067
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2031	1,000	1,190
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,225

		41,440

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,205
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,800	4,311
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	4,475	5,048
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	200	225

		11,789

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	121

TEXAS 0.4%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
5.000% due 11/01/2021	980	1,139

Harris County, Texas Revenue Bonds, Series 2012
5.000% due 08/15/2026	10,000	12,211
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	5,099

		18,449

VIRGINIA 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	5,000	6,117

WASHINGTON 0.2%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	9,400	11,671

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	280	224

Total Municipal Bonds & Notes (Cost $178,192)		189,829

U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
0.560% due 07/25/2037 - 09/25/2042	1,936	1,946
0.590% due 07/25/2037	1,770	1,783
0.610% due 09/25/2035	1,879	1,878
0.620% due 09/25/2035	3,151	3,182
0.660% due 09/25/2035 - 07/25/2041	21,412	21,671
0.810% due 01/25/2051	5,236	5,293
0.875% due 08/28/2017 - 12/20/2017	55,700	55,928
0.930% due 06/25/2037	4,723	4,765
0.940% due 06/25/2040	9,064	9,138
0.950% due 03/25/2040	3,671	3,716
1.250% due 01/30/2017	1,000	1,026
1.375% due 11/15/2016	30,300	31,244
2.052% due 11/01/2035	11	12
2.143% due 09/01/2035	66	69
2.284% due 12/01/2033	31	34
2.300% due 03/01/2035	7	8
2.397% due 06/01/2034	297	317
2.423% due 10/01/2034	5	6
2.500% due 03/01/2022 - 01/01/2028	250,013	261,630
2.705% due 07/01/2035	32	34
2.736% due 12/01/2033	15	16
2.840% due 06/01/2035	86	91
2.870% due 09/01/2027	1,700	1,678
3.000% due 01/01/2028 - 01/01/2043	74,000	78,059
3.191% due 06/01/2035	109	116
3.500% due 07/01/2020 - 10/01/2042	214,766	229,782
3.890% due 07/01/2021	2,600	2,951
4.000% due 01/01/2025 - 02/01/2043	83,764	91,121
4.500% due 05/01/2023 - 06/25/2041	18,183	20,053
5.000% due 02/13/2017 - 07/01/2035	33,134	36,185
5.375% due 06/12/2017	300	361
5.500% due 11/01/2021 - 02/01/2043	4,243	4,626
6.000% due 10/01/2026 - 02/01/2043	11,581	12,676
Freddie Mac
0.589% due 03/15/2037	7,565	7,620
0.750% due 01/12/2018	157,600	156,725
0.909% due 08/15/2037	6,525	6,597
0.919% due 10/15/2037	1,520	1,534
0.929% due 05/15/2037 - 09/15/2037	6,941	7,000
1.000% due 06/29/2017 (g)(h)	16,500	16,723
1.000% due 07/28/2017 - 09/29/2017	5,800	5,866
1.250% due 05/12/2017 - 10/02/2019	4,600	4,657
1.750% due 05/30/2019	800	829
2.000% due 02/15/2042	17,707	17,439
2.375% due 01/13/2022	12,900	13,488
2.740% due 06/01/2035	119	127
3.035% due 11/01/2034	54	58
3.500% due 08/01/2042 - 10/01/2042	55,240	59,362
3.750% due 03/27/2019	2,500	2,894
4.000% due 12/15/2040 - 07/15/2041	24,963	27,154
5.500% due 08/23/2017 - 10/01/2039	2,956	3,214
6.000% due 08/01/2027 - 04/01/2038	1,747	1,903
Ginnie Mae
6.000% due 07/15/2037 - 08/15/2037	139	155
Small Business Administration
4.430% due 05/01/2029	934	1,039

5.520% due 06/01/2024		9	10

Total U.S. Government Agencies (Cost $1,197,972)			1,215,789

U.S. TREASURY OBLIGATIONS 23.9%
U.S. Treasury Bonds
3.125% due 11/15/2041 (g)(h)		6,100	6,362
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017		14,360	15,382
0.125% due 01/15/2022 (g)(h)		20,645	22,424
0.125% due 07/15/2022		5,432	5,894
0.750% due 02/15/2042 (g)(h)		20,167	22,119
1.375% due 01/15/2020		2,032	2,410
1.750% due 01/15/2028 (g)		7,287	9,438
2.000% due 01/15/2026		2,797	3,669
2.125% due 01/15/2019		1,401	1,701
2.125% due 02/15/2040 (h)		16,267	23,848
2.375% due 01/15/2025 (g)(i)		66,022	89,145
2.375% due 01/15/2027 (g)(h)(i)		38,885	53,634
2.500% due 01/15/2029 (g)(h)		31,245	44,553
3.625% due 04/15/2028 (g)		3,718	5,902
U.S. Treasury Notes
0.375% due 11/15/2015		558,900	559,468
0.750% due 12/31/2017		36,800	36,852
0.875% due 07/31/2019 (g)(h)(i)		57,000	56,261
1.000% due 06/30/2019 (g)(h)(i)		56,300	56,098
1.000% due 08/31/2019		3,900	3,875
1.000% due 09/30/2019		2,600	2,580
1.125% due 05/31/2019		3,600	3,620
1.125% due 12/31/2019 (g)		11,700	11,658
1.500% due 08/31/2018 (g)		4,600	4,761
1.625% due 08/15/2022		30,700	30,470
1.625% due 11/15/2022 (f)		112,000	110,652
2.625% due 04/30/2018		400	438
2.875% due 03/31/2018		500	554
3.375% due 11/15/2019		400	459
3.625% due 08/15/2019		2,900	3,375
3.625% due 02/15/2020 (g)(h)(i)		13,500	15,759

Total U.S. Treasury Obligations (Cost $1,189,766)			1,203,361

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.526% due 02/25/2045		19	19
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	40	53
1.591% due 05/16/2047		2,800	3,773
Banc of America Commercial Mortgage Trust
5.685% due 06/10/2049		$2,900	3,372
5.726% due 05/10/2045		300	344
Banc of America Funding Corp.
2.619% due 05/25/2035		30	31
2.915% due 06/25/2034		72	73
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		9,143	9,148
Banc of America Mortgage Trust
2.965% due 07/25/2035		3,824	3,619
3.119% due 05/25/2033		98	99
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		88	84
BCRR Trust
5.858% due 07/17/2040		500	599
Bear Stearns Adjustable Rate Mortgage Trust
3.117% due 11/25/2034		210	205
3.457% due 12/25/2035		117	119
3.472% due 11/25/2034		51	51
Bear Stearns Alt-A Trust
3.001% due 09/25/2035		34	27
Chase Mortgage Finance Corp.
5.769% due 09/25/2036		1,575	1,489
6.000% due 12/25/2036		693	701
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		37	35
2.600% due 05/25/2035		54	53
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		100	111
5.543% due 12/11/2049		3,800	4,412
Countrywide Alternative Loan Trust
0.400% due 09/25/2046		7,030	4,849
0.490% due 02/25/2037		541	349
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		38	33
2.803% due 02/20/2035		240	225
2.934% due 11/25/2034		1,784	1,633

Deutsche ALT-A Securities, Inc.
0.540% due 02/25/2036		14,299	8,263
Epic Opera PLC
0.778% due 07/28/2016	GBP	979	1,557
European Loan Conduit
0.342% due 05/15/2019	EUR	104	129
Four Times Square Trust
5.401% due 12/13/2028		$6,900	8,328
Granite Master Issuer PLC
0.411% due 12/20/2054		991	975
0.614% due 12/20/2054	GBP	5,981	9,554
0.734% due 12/20/2054		15,629	24,967
0.814% due 12/20/2054		10,871	17,366
Granite Mortgages PLC
0.585% due 01/20/2044	EUR	168	220
0.898% due 09/20/2044	GBP	925	1,485
0.909% due 01/20/2044		150	240
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$100	116
GS Mortgage Securities Corp.
1.103% due 03/06/2020		5,873	5,878
GSR Mortgage Loan Trust
2.660% due 09/25/2035		97	98
5.127% due 11/25/2035		132	131
5.163% due 11/25/2035		4,626	4,309
Harborview Mortgage Loan Trust
0.380% due 12/19/2036		983	607
0.430% due 05/19/2035		35	28
0.450% due 06/19/2035		6,194	4,994
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	1,500	2,001
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		$1,406	1,449
4.717% due 02/15/2046		2,700	3,180
5.130% due 01/12/2043		2,036	2,049
5.336% due 05/15/2047		1,700	1,952
JPMorgan Mortgage Trust
3.002% due 10/25/2036		5,008	3,920
4.963% due 02/25/2035		25	25
5.279% due 07/25/2035		2,030	2,042
5.745% due 10/25/2036		722	657
5.750% due 01/25/2036		159	155
Leek Finance Ltd.
0.420% due 12/21/2038		6,939	7,084
MASTR Adjustable Rate Mortgages Trust
2.588% due 07/25/2035		2,153	1,788
Mellon Residential Funding Corp.
0.649% due 12/15/2030		203	203
0.689% due 06/15/2030		3	3
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		142	132
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		117	103
2.545% due 05/25/2033		96	97
5.157% due 09/25/2035		5,210	4,952
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,828
5.485% due 03/12/2051		100	116
Morgan Stanley Capital Trust
4.070% due 05/15/2040		2,805	2,815
5.610% due 04/15/2049		1,199	1,238
5.809% due 12/12/2049		1,700	2,025
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,318	1,376
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		452	417
Residential Accredit Loans, Inc. Trust
0.400% due 09/25/2036		15,755	10,300
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 01/25/2035		78	56
2.775% due 02/25/2034		105	107
2.812% due 08/25/2034		155	153
Structured Asset Mortgage Investments, Inc.
0.490% due 02/25/2036		44	29
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		7,647	6,764
Titan Europe PLC
0.809% due 10/23/2016	GBP	3,493	5,447
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		$100	116
WaMu Mortgage Pass-Through Certificates
1.365% due 11/25/2042		15	15
2.511% due 10/25/2046		413	374
5.146% due 02/25/2037		2,279	2,160
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		124	124

2.627% due 03/25/2036		158	156
5.371% due 12/25/2036		5,250	5,256

Total Mortgage-Backed Securities (Cost $186,698)			197,415

ASSET-BACKED SECURITIES 2.1%
ACA CLO Ltd.
0.565% due 07/25/2018		1,794	1,763
ACE Securities Corp.
0.270% due 10/25/2036		30	10
ARES CLO Ltd.
0.562% due 02/24/2018		1,361	1,348
Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034		71	69
Avoca CLO BV
0.833% due 02/18/2022	EUR	2,041	2,630
Bear Stearns Asset-Backed Securities Trust
0.370% due 08/25/2036		$6,253	4,178
Centurion CDO Ltd.
0.683% due 01/30/2016		2,097	2,092
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		54	53
0.410% due 05/25/2037		10,135	4,683
Cougar CLO PLC
1.029% due 07/15/2020	EUR	10,284	13,261
Countrywide Asset-Backed Certificates
0.390% due 06/25/2047		$4,000	2,944
0.690% due 12/25/2031		4	2
Duane Street CLO Ltd.
0.562% due 11/08/2017		3,860	3,831
First Franklin Mortgage Loan Trust
0.350% due 09/25/2036		12,050	9,778
Gulf Stream Sextant CLO Ltd.
0.542% due 08/21/2020		4,036	3,990
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018		7,787	7,717
0.537% due 08/07/2021		2,695	2,648
Lafayette CLO Ltd.
1.751% due 09/06/2022		6,053	6,041
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		9	8
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		1,903	1,913
Morgan Stanley ABS Capital
0.300% due 01/25/2037		5,413	2,789
Pacifica CDO Ltd.
0.700% due 05/13/2016		3,867	3,844
Penta CLO S.A.
0.564% due 06/04/2024	EUR	968	1,201
SLM Student Loan Trust
0.443% due 12/15/2023		10,301	13,128
0.815% due 10/25/2017		$1,100	1,100
3.459% due 05/16/2044		1,400	1,476
3.500% due 08/17/2043		1,960	1,896
Structured Asset Securities Corp.
0.380% due 12/25/2036		2,000	1,292
0.530% due 05/25/2037		8,600	6,916
Tara Hill BV
1.285% due 01/24/2019	EUR	1,079	1,420
Trimaran CLO Delaware Corp.
0.563% due 11/01/2018		$1,600	1,566
Wind River CLO Ltd.
0.639% due 12/19/2016		1,538	1,525

Total Asset-Backed Securities (Cost $103,184)			107,112

SOVEREIGN ISSUES 7.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	855
5.500% due 07/12/2020		$2,100	2,483
6.500% due 06/10/2019		15,000	18,450
Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,759
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	3,300	4,387
2.500% due 03/01/2015		4,100	5,453
3.000% due 04/01/2014		700	939
3.000% due 04/15/2015		500	671
3.000% due 11/01/2015		500	672
3.500% due 06/01/2014		900	1,217
3.500% due 11/01/2017		4,400	5,869
3.750% due 12/15/2013		15,000	20,221
3.750% due 08/01/2015		3,200	4,372
3.750% due 04/15/2016		900	1,234
3.750% due 08/01/2016		300	411

4.250% due 07/01/2014		400	547
4.250% due 08/01/2014		100	137
4.500% due 07/15/2015		31,400	43,584
4.500% due 08/01/2018		1,200	1,668
4.750% due 09/15/2016		2,100	2,966
4.750% due 05/01/2017		19,300	27,210
4.750% due 06/01/2017		9,300	13,081
6.000% due 11/15/2014		200	284
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2014		18,100	23,072
Korea Housing Finance Corp.
4.125% due 12/15/2015		$500	542
Mexico Government International Bond
6.250% due 06/16/2016	MXN	14,700	1,186
7.750% due 12/14/2017		16,200	1,398
10.000% due 12/05/2024		3,800	412
Province of British Columbia
4.300% due 06/18/2042	CAD	100	119
Province of Ontario
1.650% due 09/27/2019		$2,400	2,400
2.850% due 06/02/2023	CAD	400	402
3.150% due 06/02/2022		6,700	6,973
4.000% due 10/07/2019		$500	574
4.000% due 06/02/2021	CAD	23,400	26,044
4.200% due 03/08/2018		100	112
4.200% due 06/02/2020		14,300	16,120
4.300% due 03/08/2017		1,100	1,218
4.400% due 06/02/2019		1,200	1,362
4.600% due 06/02/2039		1,000	1,206
5.500% due 06/02/2018		300	354
Province of Quebec
2.750% due 08/25/2021		$10,500	10,978
3.000% due 09/01/2023	CAD	7,100	7,154
3.500% due 07/29/2020		$200	222
3.500% due 12/01/2022	CAD	2,800	2,966
4.250% due 12/01/2021		3,800	4,275
4.250% due 12/01/2043		6,100	6,984
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		100	113
4.500% due 12/01/2018		200	227
4.500% due 12/01/2020		500	572
Spain Government International Bond
3.150% due 01/31/2016	EUR	700	917
3.300% due 10/31/2014		400	532
3.750% due 10/31/2015		42,600	56,667
4.000% due 07/30/2015		38,900	52,485
4.250% due 10/31/2016		300	403
4.400% due 01/31/2015		1,400	1,907
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$300	329
5.450% due 11/22/2017		700	780

Total Sovereign Issues (Cost $375,586)			389,586

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		17,850	21,866

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		24,000	0

Total Convertible Preferred Securities (Cost $21,913)			21,866

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 01/30/2013 (c)		85	624
Farm Credit Bank
10.000% due 12/15/2020 (c)		1,100	1,373

Total Preferred Securities (Cost $2,037)			1,997

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.6%
CERTIFICATES OF DEPOSIT 1.9%
Banco do Brasil S.A.
0.000% due 06/28/2013		$4,300	4,291
Bank of Nova Scotia
0.510% due 03/27/2014		10,200	10,201
Dexia Credit Local S.A.
1.650% due 09/12/2013		34,900	34,930
1.700% due 09/06/2013		36,800	36,843
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		5,400	5,336
0.000% due 11/01/2013		3,700	3,682

			95,283

COMMERCIAL PAPER 2.1%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		35,900	35,332
Daimler Finance North America LLC
0.840% due 10/11/2013		2,200	2,186
Electricite de France S.A.
0.825% due 01/17/2014		14,000	13,893
Entergy Corp.
0.730% due 01/31/2013		14,000	13,992
Ford Motor Credit Co. LLC
0.840% due 03/01/2013		9,700	9,687
Kansas City Power & Light Co.
0.800% due 01/04/2013		8,200	8,200
Nisource Finance Corp.
0.970% due 01/07/2013		4,068	4,067
1.100% due 01/28/2013		6,300	6,295
Santander S.A.
2.200% due 04/02/2013		2,300	2,293
3.100% due 10/01/2013		9,200	9,065

			105,010

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,449	1,449

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,482. Repurchase proceeds are $1,449.)
SHORT-TERM NOTES 0.3%
Banco Bradesco S.A.
1.748% due 04/02/2013		12,800	12,757

MEXICO TREASURY BILLS 5.7%
4.425% due 01/10/2013 - 04/04/2013 (a)	MXN	3,718,400	285,882

SPAIN TREASURY BILLS 0.0%
2.665% due 09/20/2013 (a)	EUR	400	521

U.S. TREASURY BILLS 0.0%
0.143% due 12/12/2013 (a)(i)		$1,270	1,268

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 13.6%
PIMCO Short-Term Floating NAV Portfolio		1,746	17

PIMCO Short-Term Floating NAV Portfolio III	68,401,399	683,672

		683,689

Total Short-Term Instruments (Cost $1,183,393)		1,185,859

PURCHASED OPTIONS (k) 0.0%
(Cost $168)		76

Total Investments 109.8% (Cost $5,421,735)		$5,538,890
Written Options (l) (0.0%) (Premiums $2,492)		(424)
Other Assets and Liabilities (Net) (9.8%)		(494,875)

Net Assets 100.0%		$5,043,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $105,855 at a weighted average interest rate of 0.193%.

(f)	Securities with an aggregate market value of $110,653 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.130%	12/17/2012	01/04/2013	$111,300	$(111,306)

(g)	Securities with an aggregate market value of $267,844 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	35	$29
90-Day Euribor June Futures	Long	06/2015	18	0
90-Day Euribor March Futures	Long	03/2015	20	1
90-Day Euribor September Futures	Long	09/2015	24	9
90-Day Eurodollar December Futures	Long	12/2015	2,002	(36)
90-Day Eurodollar June Futures	Long	06/2015	1,493	659
90-Day Eurodollar June Futures	Long	06/2016	94	1
90-Day Eurodollar March Futures	Long	03/2016	688	(1)
90-Day Eurodollar September Futures	Long	09/2015	303	46
90-Day Eurodollar September Futures	Long	09/2016	63	0
E-mini S&P 500 Index March Futures	Short	03/2013	64,421	(10,931)
Euro-Bund 10-Year Bond March Futures	Short	03/2013	31	(36)
S&P 500 Index March Futures	Short	03/2013	1,492	(238)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	53	0

				$(10,497)

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $24,197 and cash of $6 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$18,528	$(543)	$(1,301)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	19,998	(355)	(1,285)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	57,500	(320)	810
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	40,400	(286)	(60)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	79,300	(203)	(53)

				$(1,707)	$(1,889)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$2,505,900	$19,040	$1,490
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		80,400	437	(1,642)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		1,000	61	32
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	13,000	103	152

						$19,641	$32

(i)	Securities with an aggregate market value of $12,072 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.289%		$8,000	$214	$168	$46
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.084%		1,600	(5)	(41)	36
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.084%		1,400	(5)	(35)	30
Brazil Government International Bond	BPS	1.000%	06/20/2017	0.953%		600	1	(6)	7
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%		500	5	(7)	12
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%		1,000	10	(16)	26
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.604%		1,500	15	(15)	30
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		3,300	8	(31)	39
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.604%		300	3	(8)	11
Brazil Government International Bond	GST	1.000%	06/20/2015	0.604%		500	5	(7)	12
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%		400	4	(11)	15
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		1,100	11	(11)	22
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.684%		16,300	158	(92)	250
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.604%		1,700	17	(19)	36
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		13,000	129	(177)	306
Brazil Government International Bond	JPM	1.000%	06/20/2017	0.953%		4,600	11	(63)	74
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.604%		500	5	(5)	10
Brazil Government International Bond	MYC	1.950%	08/20/2016	0.804%		500	24	0	24
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		500	5	(5)	10
China Government International Bond	BOA	1.000%	06/20/2015	0.253%		900	17	15	2
China Government International Bond	BPS	1.000%	03/20/2016	0.327%		300	7	4	3
China Government International Bond	BRC	1.000%	03/20/2016	0.327%		700	15	8	7
China Government International Bond	BRC	1.000%	06/20/2016	0.376%		13,900	306	181	125
China Government International Bond	CBK	1.000%	06/20/2015	0.253%		200	3	3	0
China Government International Bond	CBK	1.000%	06/20/2016	0.376%		1,100	24	11	13
China Government International Bond	JPM	1.000%	06/20/2016	0.376%		2,300	51	24	27
China Government International Bond	RYL	1.000%	06/20/2015	0.253%		400	8	7	1

China Government International Bond	UAG	1.000%	06/20/2016	0.376%		1,100	24	12	12
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%		3,000	22	(59)	81
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.163%		800	3	0	3
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.429%		3,900	315	139	176
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.099%		700	(3)	(21)	18
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.099%		1,900	(8)	(57)	49
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.099%		900	(4)	(28)	24
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		300	5	4	1
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		700	12	6	6
Japan Government International Bond	JPM	1.000%	06/20/2017	0.673%		2,700	39	(5)	44
Japan Government International Bond	MYC	1.000%	06/20/2017	0.673%		3,000	45	14	31
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	0.870%		1,700	8	(36)	44
MetLife, Inc.	BOA	1.000%	12/20/2015	1.063%		4,200	(6)	(203)	197
MetLife, Inc.	CBK	1.000%	12/20/2015	1.063%		2,300	(4)	(84)	80
MetLife, Inc.	GST	1.000%	09/20/2015	0.989%		3,700	3	(238)	241
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%		5,800	4	(344)	348
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.551%		300	4	(4)	8
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.274%		2,000	(41)	(87)	46
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.840%		5,500	41	(32)	73
Mexico Government International Bond	BPS	1.000%	09/20/2022	1.342%		1,200	(35)	(57)	22
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%		800	10	(18)	28
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.840%		1,700	12	(19)	31
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.451%		500	6	(12)	18
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.551%		700	8	(11)	19
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.840%		4,100	30	(24)	54
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.840%		2,000	15	(12)	27
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.966%		2,200	3	(64)	67
Republic of Germany	BOA	0.250%	09/20/2016	0.287%		9,200	(11)	(165)	154
Republic of Germany	BOA	0.250%	06/20/2017	0.347%		8,000	(34)	(254)	220
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.310%	EUR	2,100	(7)	(4)	(3)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%		$2,300	61	40	21
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		300	8	6	2
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		300	8	5	3
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%		1,900	35	4	31
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		800	21	14	7

							$1,635	$(1,722)	$3,357

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BRC	(1.000%	)	12/20/2017	EUR	100	$1	$2	$(1)
iTraxx Europe 18 Index	JPM	(1.000%	)	12/20/2017		300	4	6	(2)

							$5	$8	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$5,200	$402	$644	$(242)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	3,500	271	421	(150)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	472	718	(246)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	700	54	80	(26)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	2,600	201	300	(99)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	289	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	10	0	10
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	300	(13)	(17)	4

					$1,402	$2,146	$(744)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		$44,600	$18	$(134)	$152
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	2,200	2	1	1
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,200	5	2	3
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	7	1	6
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		1,000	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		3,000	(3)	(2)	(1)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		13,000	9	1	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		50,000	37	(24)	61
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		19,000	15	(7)	22
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		15,000	12	(9)	21
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		100	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		9,000	(15)	(3)	(12)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		6,800	(11)	(13)	2
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		3,700	(7)	(9)	2
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		19,000	24	(10)	34
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		298,000	388	(99)	487

							$480	$(306)	$786

(k)	Purchased options outstanding as of December 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index March Futures	1,750.000	03/14/2013	650	$18	$8
Call - CME S&P 500 Index March Futures	1,800.000	03/14/2013	5,390	148	68

				$166	$76

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 2.500% due 02/01/2028	BRC	$94.188	02/07/2013	$15,000	$2	$0

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$16,800	$119	$(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		161,300	456	(56)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		54,600	226	(48)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		75,900	57	(22)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		206,600	413	(72)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		16,200	60	(14)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,500	48	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		5,100	14	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		33,200	181	(29)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		5,000	97	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		11,800	60	(10)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		20,800	154	(11)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	4,300	27	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		1,300	8	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$16,200	49	(36)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		5,500	41	(14)

								$2,010	$(318)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$(27)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	(59)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	(13)

						$482	$(106)

(m)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2043	$24,000	$25,525	$(25,595)
Fannie Mae	4.000%	01/01/2028	2,000	2,141	(2,142)
Fannie Mae	5.000%	02/01/2043	24,000	25,965	(26,002)

				$53,631	$(53,739)

(n)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	91,433		$117,941	BOA	$0	$(2,747)	$(2,747)
01/2013		58,964		76,360	BPS	0	(1,469)	(1,469)
01/2013		207		268	BRC	0	(5)	(5)
01/2013		900		1,116	DUB	0	(73)	(73)
01/2013		114,678		149,149	FBF	0	(2,220)	(2,220)
01/2013		54		71	MSC	0	0	0
01/2013		11,742		15,269	RYL	0	(229)	(229)
01/2013		11,340		14,393	UAG	0	(577)	(577)
01/2013	GBP	63,273		101,265	GSC	0	(1,519)	(1,519)
01/2013		1,101		1,769	UAG	0	(19)	(19)
01/2013	JPY	1,411,293		17,208	DUB	916	0	916
01/2013		110,094		1,286	HUS	15	0	15
01/2013		235,545		2,777	RYL	58	0	58
01/2013	MXN	985,377		75,189	UAG	0	(930)	(930)
01/2013		$179,023	EUR	135,061	BOA	0	(750)	(750)
01/2013		13,702		10,567	BPS	246	0	246
01/2013		2,126		1,628	DUB	23	0	23
01/2013		179,497		135,062	UAG	0	(1,222)	(1,222)
01/2013		51,591	GBP	31,880	BRC	196	0	196
01/2013		51,614		31,880	DUB	174	0	174
01/2013		984		614	RBC	13	0	13
02/2013	CNY	24,665		$3,910	BRC	0	(10)	(10)
02/2013		15,738		2,500	FBF	0	(2)	(2)
02/2013		44,838		7,100	UAG	0	(27)	(27)
02/2013	EUR	135,061		179,082	BOA	760	0	760
02/2013		2,600		3,331	BPS	0	(103)	(103)
02/2013		1,017		1,341	BRC	0	(2)	(2)
02/2013		16,778		22,230	HUS	78	0	78
02/2013		68		90	RYL	0	0	0
02/2013		139,062		184,588	UAG	1,228	(247)	981
02/2013	GBP	31,880		51,587	BRC	0	(196)	(196)
02/2013		31,880		51,611	DUB	0	(173)	(173)
02/2013	MXN	117,200		8,945	FBF	0	(94)	(94)
02/2013		238,078		17,819	HUS	0	(530)	(530)
02/2013		196,600		14,711	RBC	0	(442)	(442)
02/2013		793,903		60,149	UAG	0	(1,079)	(1,079)
02/2013		$4,300	BRL	8,838	BRC	0	(2)	(2)
02/2013		13,581		28,037	HUS	54	0	54
02/2013		4,200		8,633	UAG	0	(1)	(1)
02/2013		7,519	CNY	47,621	CBK	51	0	51
02/2013		2,000		12,620	GST	6	0	6
02/2013		3,939		25,000	HUS	35	0	35
03/2013	CAD	10		$10	BRC	0	0	0
03/2013		6,934		7,012	HUS	52	0	52
03/2013		67,514		68,369	RBC	607	0	607
03/2013		1,482		1,503	UAG	15	0	15
03/2013	MXN	117,275		8,957	BOA	0	(51)	(51)
03/2013		216,586		16,833	CBK	196	0	196
04/2013		447,153		34,359	BRC	113	(54)	59
04/2013		308,853		23,999	CBK	308	0	308
04/2013		257,031		19,798	JPM	81	0	81
04/2013		$207	MXN	2,714	DUB	1	0	1
04/2013		11,389		150,000	FBF	119	0	119
04/2013		11,860		154,000	HUS	46	(92)	(46)
04/2013		4,118		53,887	JPM	20	(4)	16
04/2013		186		2,421	MSC	0	0	0
04/2013		895		11,676	UAG	1	(1)	0
09/2013	EUR	200		$251	BOA	0	(13)	(13)
09/2013		3,638		4,701	UAG	0	(112)	(112)
12/2013		27,500		34,711	BOA	0	(1,719)	(1,719)
04/2014		100		126	BPS	0	(6)	(6)
04/2014		600		760	CBK	0	(36)	(36)
06/2014		100		126	BPS	0	(6)	(6)
06/2014		800		1,014	FBF	0	(48)	(48)
07/2014		100		127	BPS	0	(6)	(6)
08/2014		100		127	BPS	0	(6)	(6)

						$5,412	$(16,822)	$(11,410)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$777,718	$4,553	$782,271
Industrials	0	161,969	0	161,969
Utilities	0	81,760	0	81,760
Municipal Bonds & Notes
Alabama	0	18,274	0	18,274
California	0	59,014	0	59,014
Connecticut	0	7,855	0	7,855
Illinois	0	2,103	0	2,103
Iowa	0	64	0	64
Louisiana	0	5,721	0	5,721
Nevada	0	5,256	0	5,256
New Jersey	0	1,731	0	1,731
New York	0	41,440	0	41,440
Ohio	0	11,789	0	11,789
Tennessee	0	121	0	121
Texas	0	18,449	0	18,449
Virginia	0	6,117	0	6,117
Washington	0	11,671	0	11,671
West Virginia	0	224	0	224
U.S. Government Agencies	0	1,215,789	0	1,215,789
U.S. Treasury Obligations	0	1,203,361	0	1,203,361
Mortgage-Backed Securities	0	197,415	0	197,415
Asset-Backed Securities	0	101,071	6,041	107,112
Sovereign Issues	0	389,586	0	389,586
Convertible Preferred Securities
Banking & Finance	0	21,866	0	21,866
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	1,373	624	1,997
Short-Term Instruments
Certificates of Deposit	0	95,283	0	95,283
Commercial Paper	0	105,010	0	105,010
Repurchase Agreements	0	1,449	0	1,449
Short-Term Notes	0	0	12,757	12,757
Mexico Treasury Bills	0	285,882	0	285,882
Spain Treasury Bills	0	521	0	521
U.S. Treasury Bills	0	1,268	0	1,268
Central Funds Used for Cash Management Purposes	683,689	0	0	683,689
Purchased Options
Equity Contracts	76	0	0	76
Interest Rate Contracts	0	0	0	0
	$683,765	$4,831,150	$23,975	$5,538,890

Short Sales, at value	$0	$(53,739)	$0	$(53,739)

Financial Derivative Instruments - Assets
Credit Contracts	0	4,189	0	4,189
Foreign Exchange Contracts	0	5,412	0	5,412
Interest Rate Contracts	745	2,473	0	3,218
	$745	$12,074	$0	$12,819

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,468)	0	(3,468)
Equity Contracts	(11,169)	0	0	(11,169)
Foreign Exchange Contracts	0	(16,822)	0	(16,822)
Interest Rate Contracts	(73)	(1,973)	(106)	(2,152)

	$(11,242)	$(22,263)	$(106)	$(33,611)

Totals	$673,268	$4,767,222	$23,869	$5,464,359

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,319	$0	$(24)	$(9)	$0	$267	$0	$0	$4,553	$265
U.S. Government Agencies	17,022	(17,029)	0	0	0	7	0	0	0	0
Asset-Backed Securities	4,215	6,500	(2,704)	22	57	43	0	(2,092)	6,041	(12)
Convertible Preferred Securities
Industrials	6	0	0	0	0	(6)	0	0	0	(6)
Preferred Securities
Banking & Finance	637	0	0	0	0	(13)	0	0	624	(12)
Short-Term Instruments
Short-Term Notes	0	12,637	0	109	0	11	0	0	12,757	11

	$26,199	$2,108	$(2,728)	$122	$57	$309	$0	$(2,092)	$23,975	$246
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(94)	$0	$0	$0	$0	$(12)	$0	$0	$(106)	$(11)

Totals	$26,105	$2,108	$(2,728)	$122	$57	$297	$0	$(2,092)	$23,869	$235

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,921	Benchmark Pricing	Base Price	101.13
	2,632	Third Party Vendor	Broker Quote	104.98
Asset-Backed Securities	6,041	Benchmark Pricing	Base Price	99.91
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	624	Benchmark Pricing	Base Price	$ 7,393.89
Short-Term Instruments
Short-Term Notes	12,757	Benchmark Pricing	Base Price	99.73
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(106)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$23,869

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 92.4%
ARIZONA 2.8%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$337
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	297
Pima County, Arizona Regional Transportation Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,000	1,160

		1,794

CALIFORNIA 8.9%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.110% due 11/01/2026	1,000	1,000
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	430
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	281
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,752
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	592
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	290
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	70
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	612
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	653

		5,703

FLORIDA 4.4%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,119
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,246
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	288
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	179

		2,832

GEORGIA 0.9%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	600

ILLINOIS 0.5%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	355

INDIANA 3.4%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,233
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	363
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	610

		2,206

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	280

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	285

MASSACHUSETTS 3.3%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
1.732% due 12/01/2014	400	412
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
1.868% due 01/01/2018	500	507
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,214

		2,133

MICHIGAN 3.4%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,181
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,015

		2,196

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	449

MISSOURI 5.0%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	412
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.100% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.110% due 02/15/2034	600	600
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.110% due 05/15/2038	1,000	1,000

		3,212

NEW JERSEY 4.6%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	508
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,176
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	603
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	677

		2,964

NEW MEXICO 0.9%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	590

NEW YORK 16.5%
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	417
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	851
5.250% due 03/01/2021	1,000	1,218
New York City, New York General Obligation Bonds, Series 2012
0.070% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.052% due 03/01/2027	450	402
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	500	622
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	356
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	613
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	919
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	594
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,635
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,193
5.000% due 03/15/2019	250	305

Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	487

		10,612

NORTH CAROLINA 3.3%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	297
5.000% due 07/01/2018	500	580
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,217

		2,094

OHIO 10.9%
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	641
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2024	900	1,102
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	149
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	730
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	458
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,227
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,252
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	291
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,183

		7,033

OREGON 0.5%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	305

PENNSYLVANIA 2.3%
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.130% due 07/01/2025	1,000	1,000
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	456

		1,456

SOUTH CAROLINA 0.4%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	231

TEXAS 10.5%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	570
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	576
Garland Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2021	1,000	1,266
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,229
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	942
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,191
Lower Neches Valley Authority Industrial Development Corp. Texas Revenue Bonds, Series 2012
0.090% due 05/01/2046	1,000	1,000

		6,774

UTAH 0.6%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	357

VIRGINIA 1.5%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	792

Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	183

		975

WASHINGTON 4.2%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	750	965
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	274
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,243
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	232

		2,714

WISCONSIN 2.1%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	297
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	835	1,066

		1,363

Total Municipal Bonds & Notes (Cost $56,514)		59,513

SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS 6.9%
State Street Bank and Trust Co.
0.010% due 01/02/2013	4,429	4,429

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $4,520. Repurchase proceeds are $4,429.)
U.S. TREASURY BILLS 0.3%
0.138% due 02/14/2013	183	183

Total Short-Term Instruments (Cost $4,612)		4,612

Total Investments 99.6% (Cost $61,126)		$64,125
Other Assets and Liabilities (Net) 0.4%		252

Net Assets 100.0%		$64,377

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	OTC swap agreements outstanding as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	DUB	$600	$6	$0	$6
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MYC	6,793	69	30	39
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	DUB	600	2	0	2
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MYC	6,793	20	31	(11)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	DUB	600	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MYC	6,793	(13)	31	(44)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	DUB	600	(3)	0	(3)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MYC	6,793	(32)	31	(63)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	DUB	600	(3)	0	(3)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	DUB	600	(3)	0	(3)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC	6,793	(36)	31	(67)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	DUB	600	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MYC	6,793	(26)	(13)	(13)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BRC	1,250	22	1	21
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	DUB	600	11	0	11
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MYC	5,543	98	35	63
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	BRC	5,293	127	0	127
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	DUB	600	14	0	14
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	MYC	1,500	36	6	30
Receive	3-Month USD-CPURNSA Index	2.725%	11/01/2022	DUB	9,300	17	0	17

						$303	$183	$120

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,794	$0	$1,794
California	0	5,703	0	5,703
Florida	0	2,832	0	2,832
Georgia	0	600	0	600
Illinois	0	355	0	355
Indiana	0	2,206	0	2,206
Iowa	0	280	0	280
Louisiana	0	285	0	285
Massachusetts	0	2,133	0	2,133
Michigan	0	2,196	0	2,196
Mississippi	0	449	0	449
Missouri	0	3,212	0	3,212
New Jersey	0	2,964	0	2,964
New Mexico	0	590	0	590
New York	0	10,612	0	10,612
North Carolina	0	2,094	0	2,094
Ohio	0	7,033	0	7,033
Oregon	0	305	0	305
Pennsylvania	0	1,456	0	1,456
South Carolina	0	231	0	231
Texas	0	6,774	0	6,774
Utah	0	357	0	357
Virginia	0	975	0	975
Washington	0	2,714	0	2,714
Wisconsin	0	1,363	0	1,363
Short-Term Instruments
Repurchase Agreements	0	4,429	0	4,429
U.S. Treasury Bills	0	183	0	183
	$0	$64,125	$0	$64,125

Financial Derivative Instruments - Assets
Interest Rate Contracts	$0	$330	$0	$330

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$0	$(210)	$0	$(210)

Totals	$0	$64,245	$0	$64,245

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
Allison Transmission, Inc.
2.710% due 08/07/2014		$3,691	$3,715
Ameristar Casinos, Inc.
2.813% due 04/14/2016		1,925	1,929
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		12,877	12,990
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,800	9,865
Bausch & Lomb, Inc.
4.750% due 11/18/2015		21,388	21,589
Biomet, Inc.
3.210% - 3.212% due 03/25/2015		9,390	9,423
Charter Communications, Inc.
3.470% due 09/06/2016		2,559	2,576
Chrysler Group LLC
6.000% due 05/24/2017		7,141	7,308
Community Health Systems, Inc.
2.462% due 07/25/2014		7,222	7,247
2.712% due 10/25/2016		25,174	25,168
CSC Holdings LLC
0.960% due 12/31/2016		10,000	9,950
0.962% due 03/31/2015		4,741	4,718
1.962% due 03/29/2016		60,270	60,534
DaVita, Inc.
2.720% due 10/20/2015		34,605	34,590
Delos Aircraft, Inc.
4.750% due 04/12/2016		43,500	44,044
Delphi Corp.
2.250% - 4.250% due 03/31/2016		16,500	16,517
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		42,794	42,963
Endo Pharmaceuticals Holdings, Inc.
2.000% due 06/17/2016		10,345	10,367
Flextronics International Ltd.
2.462% due 10/01/2014		14,908	14,941
Gresham Capital CLO BV
1.000% due 03/23/2026	GBP	5,634	8,825
HCA, Inc.
2.712% due 05/02/2016		$100,280	100,343
3.462% due 05/01/2018		37,548	37,692
3.561% due 03/31/2017		26,264	26,371
Health Management Associates, Inc.
2.570% due 11/18/2016		18,434	18,455
Hologic, Inc.
4.500% due 08/01/2019		9,975	10,107
JBS USA Holdings, Inc.
4.250% due 05/25/2018		17,775	17,775
Kabel Deutschland GmbH
4.110% due 12/31/2016	EUR	11,000	14,622
Las Vegas Sands LLC
1.760% due 05/23/2014		$16,061	16,124
2.760% due 11/23/2015		4,515	4,525
Lombard Street PLC
0.500% - 1.248% due 02/28/2023	EUR	17,588	20,765
0.500% - 1.248% due 02/28/2023		$19,308	17,272
0.500% - 1.248% due 02/28/2023	GBP	23,317	33,853
Residential Cap LLC
5.000% due 11/18/2013		$22,300	22,439
Scientific Games International, Inc.
3.210% - 3.220% due 06/30/2015		9,972	9,994
Sensata Technologies BV
3.750% due 05/12/2018		24,625	24,751
ServiceMaster Co.
2.710% due 07/24/2014		9,975	9,985
Spectrum Brands Holdings, Inc.
4.500% due 12/17/2019		22,000	22,218
Springleaf Financial Funding Co.
5.500% due 05/10/2017		497,950	495,927
TransDigm, Inc.
4.000% due 02/14/2017		11,760	11,854
U.S. Airways Group, Inc.
2.712% due 03/23/2014		26,600	26,287
Universal Health Services, Inc.
1.959% - 4.500% due 08/15/2016		4,000	4,010
Valeant Pharmaceuticals International
2.960% due 04/20/2016		7,403	7,435
4.250% due 02/13/2019		25,000	25,200

Vodafone Americas Finance
6.250% due 07/24/2016		150,975	155,882
6.875% due 08/17/2015		153,946	157,795
Warner Chilcott Co. LLC
3.212% due 08/21/2017		17,063	17,078
Yell Group PLC
4.459% due 07/31/2014		25,003	5,740

Total Bank Loan Obligations (Cost $1,667,696)			1,663,758

CORPORATE BONDS & NOTES 19.5%
BANKING & FINANCE 16.2%
21st Century Insurance Group
5.900% due 12/15/2013		160	166
Abbey National Treasury Services PLC
1.893% due 04/25/2014		224,900	224,458
2.123% due 02/16/2016	GBP	200	333
4.000% due 04/27/2016		$575	608
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.407% due 01/31/2013 (e)		15,000	15,019
ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,653
AIG SunAmerica Global Financing
6.900% due 03/15/2032		19,896	26,418
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	56,578
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$174,300	177,201
Ally Financial, Inc.
0.000% due 06/15/2015		9,100	8,260
2.511% due 12/01/2014		38,278	38,280
3.125% due 01/15/2016		56,000	56,088
3.510% due 02/11/2014		511,470	522,528
3.709% due 06/20/2014		300,500	308,905
4.500% due 02/11/2014		360,235	371,492
4.625% due 06/26/2015		221,103	230,629
5.250% due 01/15/2014		61	61
5.500% due 02/15/2017		10,000	10,744
5.700% due 10/15/2013		15	15
5.700% due 12/15/2013		312	310
5.750% due 01/15/2014		150	149
5.850% due 05/15/2013		60	60
5.850% due 06/15/2013		109	109
5.900% due 12/15/2013		194	194
5.900% due 01/15/2019		491	484
5.900% due 02/15/2019		474	467
5.900% due 10/15/2019		86	83
6.000% due 11/15/2013		239	239
6.000% due 12/15/2013		111	111
6.000% due 02/15/2019		5,469	5,390
6.000% due 03/15/2019		15,434	15,249
6.000% due 04/15/2019		3,479	3,425
6.000% due 09/15/2019		569	560
6.050% due 08/15/2019		1,404	1,375
6.050% due 10/15/2019		1,732	1,721
6.100% due 11/15/2013		124	124
6.100% due 09/15/2019		820	807
6.125% due 10/15/2019		306	304
6.150% due 09/15/2013		50	50
6.150% due 11/15/2013		25	25
6.150% due 12/15/2013		35	35
6.150% due 08/15/2019		2,022	2,019
6.150% due 09/15/2019		785	775
6.150% due 10/15/2019		1,736	1,707
6.200% due 11/15/2013		206	208
6.200% due 03/15/2016		135	135
6.200% due 04/15/2019		2,980	2,963
6.250% due 07/15/2013		230	234
6.250% due 10/15/2013		111	111
6.250% due 11/15/2013		170	170
6.250% due 02/15/2016		280	279
6.250% due 12/15/2018		360	351
6.250% due 01/15/2019		554	540
6.250% due 04/15/2019		2,697	2,649
6.250% due 05/15/2019		1,161	1,138
6.250% due 07/15/2019		1,686	1,662
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		210	210
6.300% due 11/15/2013		211	211
6.300% due 03/15/2016		1,195	1,194
6.300% due 08/15/2019		542	538
6.350% due 02/15/2016		75	75
6.350% due 04/15/2016		259	259
6.350% due 10/15/2016		60	59

6.350% due 04/15/2019	1,208	1,201
6.350% due 07/15/2019	1,540	1,517
6.375% due 01/15/2014	120	120
6.400% due 03/15/2013	50	50
6.400% due 03/15/2016	50	50
6.400% due 12/15/2018	136	135
6.400% due 11/15/2019	2,414	2,381
6.500% due 02/15/2013	130	130
6.500% due 03/15/2013	117	117
6.500% due 04/15/2013	190	191
6.500% due 05/15/2013	228	228
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	50
6.500% due 11/15/2013	443	443
6.500% due 02/15/2016	46	46
6.500% due 03/15/2016	167	166
6.500% due 09/15/2016	436	434
6.500% due 10/15/2016	798	796
6.500% due 06/15/2018	2,870	2,847
6.500% due 11/15/2018	25	25
6.500% due 12/15/2018	812	796
6.500% due 05/15/2019	1,397	1,389
6.500% due 01/15/2020	42	42
6.550% due 10/15/2016	450	447
6.550% due 12/15/2019	105	103
6.600% due 08/15/2016	5,162	5,156
6.600% due 05/15/2018	100	99
6.600% due 06/15/2019	346	344
6.650% due 02/15/2013	46	46
6.650% due 04/15/2016	119	118
6.650% due 06/15/2018	67	67
6.650% due 10/15/2018	562	557
6.700% due 05/15/2014	55	55
6.700% due 06/15/2014	263	263
6.700% due 08/15/2016	125	123
6.700% due 06/15/2018	2,858	2,831
6.700% due 11/15/2018	154	152
6.700% due 06/15/2019	592	583
6.700% due 12/15/2019	60	60
6.750% due 04/15/2013	148	150
6.750% due 06/15/2014	95	96
6.750% due 12/01/2014	289,810	313,788
6.750% due 07/15/2016	236	233
6.750% due 08/15/2016	1,968	1,967
6.750% due 09/15/2016	534	529
6.750% due 11/15/2016	236	232
6.750% due 06/15/2017	23	23
6.750% due 03/15/2018	421	416
6.750% due 07/15/2018	421	417
6.750% due 09/15/2018	286	286
6.750% due 10/15/2018	301	298
6.750% due 11/15/2018	488	482
6.750% due 05/15/2019	2,309	2,274
6.750% due 06/15/2019	751	740
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	89	88
6.800% due 09/15/2018	310	305
6.800% due 10/15/2018	501	497
6.850% due 04/15/2016	220	219
6.850% due 05/15/2016	60	60
6.850% due 07/15/2016	50	50
6.850% due 05/15/2018	201	199
6.875% due 08/15/2016	1,712	1,707
6.875% due 07/15/2018	135	132
6.900% due 06/15/2017	540	541
6.900% due 07/15/2018	1,022	1,016
6.900% due 08/15/2018	310	307
6.950% due 06/15/2017	138	137
7.000% due 01/15/2013	947	948
7.000% due 08/15/2013	97	97
7.000% due 05/15/2016	269	269
7.000% due 08/15/2016	64	64
7.000% due 11/15/2016	427	418
7.000% due 12/15/2016	235	232
7.000% due 02/15/2017	75	75
7.000% due 06/15/2017	743	732
7.000% due 07/15/2017	789	788
7.000% due 02/15/2018	3,283	3,226
7.000% due 03/15/2018	508	505
7.000% due 05/15/2018	316	315
7.000% due 08/15/2018	187	183
7.000% due 09/15/2018	336	333
7.000% due 02/15/2021	191	190
7.000% due 09/15/2021	386	376
7.000% due 11/15/2024	11,604	11,468
7.050% due 03/15/2018	1,281	1,279

7.050% due 04/15/2018		558	558
7.100% due 01/15/2013		330	330
7.125% due 10/15/2017		2,450	2,439
7.150% due 06/15/2016		297	294
7.150% due 09/15/2018		353	348
7.150% due 03/15/2025		90	89
7.200% due 10/15/2017		736	730
7.250% due 06/15/2016		375	371
7.250% due 09/15/2017		10,108	10,110
7.250% due 01/15/2018		912	913
7.250% due 04/15/2018		4,778	4,750
7.250% due 08/15/2018		5,497	5,494
7.250% due 09/15/2018		261	258
7.250% due 01/15/2025		2,346	2,312
7.250% due 02/15/2025		297	293
7.250% due 03/15/2025		210	209
7.300% due 12/15/2017		102	101
7.300% due 01/15/2018		2,684	2,660
7.350% due 04/15/2018		2,123	2,122
7.375% due 11/15/2016		5,102	5,082
7.375% due 04/15/2018		357	354
7.400% due 12/15/2017		2,217	2,212
7.500% due 12/31/2013		201,539	213,379
7.500% due 05/15/2016		555	555
7.500% due 11/15/2016		8,653	8,621
7.500% due 08/15/2017		752	752
7.500% due 11/15/2017		1,551	1,552
7.500% due 12/15/2017		2,463	2,467
7.500% due 09/15/2020		261,500	316,742
7.500% due 03/15/2025		50	50
7.550% due 05/15/2016		10	10
7.750% due 10/15/2017		133	132
8.000% due 10/15/2017		167	166
8.000% due 11/15/2017		144	144
8.000% due 12/31/2018		3,500	4,113
8.000% due 11/01/2031		71,770	90,669
8.125% due 11/15/2017		296	295
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		357,345	398,886
9.000% due 07/15/2015		276	277
9.000% due 07/15/2020		154	151
American Express Bank FSB
0.512% due 06/12/2017		47,000	46,132
5.500% due 04/16/2013		272,040	275,996
6.000% due 09/13/2017		268,210	323,948
American Express Centurion Bank
6.000% due 09/13/2017		235,900	285,402
American Express Co.
4.875% due 07/15/2013		1,400	1,433
7.000% due 03/19/2018		93,214	117,860
7.250% due 05/20/2014		12,500	13,607
American Express Credit Corp.
1.750% due 06/12/2015		4,000	4,086
5.125% due 08/25/2014		38,500	41,263
5.375% due 10/01/2014	GBP	28,800	49,986
5.875% due 05/02/2013		$150,510	153,241
7.300% due 08/20/2013		1,015	1,059
American General Capital
8.500% due 07/01/2030		112,200	141,933
American General Institutional Capital
7.570% due 12/01/2045		38,200	45,458
8.125% due 03/15/2046		90,935	114,351
American Honda Finance Corp.
0.530% due 11/03/2014		4,400	4,404
American International Group, Inc.
0.382% due 07/19/2013	EUR	30,050	39,624
2.375% due 08/24/2015		$32,600	33,568
2.750% due 12/21/2016	CHF	23,820	27,286
2.875% due 04/16/2015		87,690	100,518
3.375% due 06/29/2017		23,320	27,376
3.650% due 01/15/2014		$2,800	2,876
3.750% due 11/30/2013		140,100	143,751
4.250% due 05/15/2013		246,666	249,754
4.375% due 04/26/2016	EUR	14,650	21,032
4.500% due 12/20/2017 (p)	HKD	500,000	70,692
4.875% due 06/01/2022		$5,000	5,713
4.900% due 06/02/2014	CAD	81,886	85,307
5.000% due 06/26/2017	EUR	23,250	34,656
5.000% due 04/26/2023	GBP	26,500	47,527
5.050% due 10/01/2015		$201,911	222,967
5.450% due 05/18/2017		304,935	350,804
5.600% due 10/18/2016		123,771	141,426
5.850% due 01/16/2018		392,242	464,574
6.250% due 05/01/2036		259,540	335,273
6.250% due 03/15/2087		140,521	150,709
6.400% due 12/15/2020		22,850	28,372

6.765% due 11/15/2017	GBP	204,606	392,391
6.797% due 11/15/2017	EUR	64,694	104,072
6.820% due 11/15/2037		$6,700	9,051
7.980% due 06/15/2017	MXN	587,485	44,475
8.000% due 05/22/2068	EUR	132,900	203,349
8.175% due 05/15/2068		$1,149,536	1,503,018
8.250% due 08/15/2018		917,470	1,207,835
8.590% due 09/15/2016	MXN	95,834	7,370
8.625% due 05/22/2068	GBP	144,450	287,073
Amsouth Bank
5.200% due 04/01/2015		$5,000	5,238
ANZ Capital Trust
5.360% due 11/29/2049 (e)		550	567
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		243,850	250,315
ASIF
3.000% due 02/17/2017	EUR	6,983	9,041
5.125% due 01/28/2013	GBP	11,482	18,718
ASIF Global Financing
4.900% due 01/17/2013		$55,793	55,873
ASIF Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	23,668
12.218% due 04/09/2018		7,126,000	5,677
12.323% due 04/29/2013		13,798,000	9,741
Australia & New Zealand Banking Group Ltd.
1.162% due 05/08/2013		$1,000	1,001
2.125% due 01/10/2014		116,700	118,372
2.400% due 11/23/2016		64,600	67,989
Banco de Credito e Inversiones
3.000% due 09/13/2017		25,000	25,530
Banco del Estado de Chile
4.125% due 10/07/2020		38,000	41,624
Banco do Brasil S.A.
3.058% due 07/02/2014		4,700	4,748
4.500% due 01/22/2015		25,200	26,749
4.500% due 01/20/2016	EUR	50,000	70,437
5.875% due 01/19/2023		$33,500	36,934
6.000% due 01/22/2020		10,000	11,725
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	5,200
Banco Santander Brasil S.A.
2.408% due 03/18/2014		490,900	489,294
4.250% due 01/14/2016		243,300	253,640
4.500% due 04/06/2015		44,100	45,864
4.625% due 02/13/2017		137,500	146,094
Banco Santander Chile
1.921% due 01/19/2016		174,300	170,378
Bank of America Corp.
0.600% due 10/14/2016		45,000	43,412
0.640% due 08/15/2016		70,800	66,070
0.880% due 05/23/2017	EUR	5,300	6,498
1.733% due 01/30/2014		$41,200	41,555
1.897% due 07/11/2014		13,200	13,358
3.660% due 02/14/2017	AUD	11,000	10,241
4.000% due 03/28/2018	EUR	2,000	2,481
4.750% due 08/15/2013		$500	509
4.875% due 01/15/2013		5,310	5,317
5.700% due 01/24/2022		450	542
5.750% due 12/01/2017		450	525
6.000% due 09/01/2017		48,975	57,391
7.375% due 05/15/2014		137,775	149,239
7.625% due 06/01/2019		1,900	2,433
7.800% due 09/15/2016		2,000	2,337
Bank of America N.A.
0.588% due 06/15/2016		121,860	116,443
6.000% due 10/15/2036		6,100	7,480
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	138,745
Bank of India
4.750% due 09/30/2015		10,550	11,060
Bank of Montreal
1.300% due 10/31/2014		95,000	96,554
1.950% due 01/30/2018		63,200	65,873
2.850% due 06/09/2015		135,500	143,190
Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	505
Bank of Nova Scotia
1.650% due 10/29/2015		164,300	169,184
1.950% due 01/30/2017		79,300	82,667
2.250% due 01/22/2013		48,000	48,053
Bank of Scotland Capital Funding LP
7.754% due 05/31/2021 (e)	GBP	2,954	4,645
Bank of Scotland PLC
5.250% due 02/21/2017		$475	547
7.281% due 05/31/2026 (e)	GBP	1,500	2,356
7.286% due 05/31/2016 (e)		7,200	11,302

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		$2,000	2,114
Bank One Corp.
4.900% due 04/30/2015		10,000	10,796
Barclays Bank PLC
2.375% due 01/13/2014		15,700	15,969
2.500% due 01/23/2013		28,300	28,336
5.200% due 07/10/2014		15,100	16,073
6.050% due 12/04/2017		45,491	50,530
10.179% due 06/12/2021		496,697	678,933
14.000% due 06/15/2019 (e)	GBP	329,958	718,444
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,500	108,351
6.500% due 03/10/2021		189,100	210,846
6.750% due 09/30/2022		90,000	101,475
BBVA U.S. Senior S.A.U.
2.435% due 05/16/2014		10,000	9,918
Bear Stearns Cos. LLC
0.702% due 11/21/2016		44,706	44,030
6.400% due 10/02/2017		271,429	326,218
7.250% due 02/01/2018		44,815	56,197
BFC Finance Corp.
7.375% due 12/01/2017		624	728
BNP Paribas S.A.
0.751% due 04/08/2013		22,400	22,406
4.730% due 04/12/2016 (e)	EUR	5,000	6,268
5.954% due 07/13/2016 (e)	GBP	11,850	17,704
7.195% due 06/25/2037 (e)		$25,500	26,265
BNY Mellon N.A.
4.750% due 12/15/2014		50	54
Boeing Capital Corp.
5.800% due 01/15/2013		80	80
BPCE S.A.
2.062% due 02/07/2014		76,800	77,673
2.375% due 10/04/2013		59,900	60,540
4.625% due 07/30/2015 (e)	EUR	2,700	2,961
9.000% due 03/17/2015 (e)		11,700	16,448
9.250% due 04/22/2015 (e)		8,100	11,302
12.500% due 08/31/2049 (e)		$150	174
BRFkredit A/S
2.050% due 04/15/2013		1,900	1,909
Caixa Economica Federal
2.375% due 11/06/2017		25,000	24,875
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	66,377
Capital One Bank USA N.A.
8.800% due 07/15/2019		110,000	149,037
Capital One Capital
7.686% due 08/01/2066		5,650	5,650
8.875% due 05/15/2040		48,400	48,400
10.250% due 08/15/2039		30,000	30,000
Capital One Financial Corp.
6.250% due 11/15/2013		193	202
6.750% due 09/15/2017		103,375	126,339
7.375% due 05/23/2014		13,582	14,780
CBA Capital Trust
5.805% due 06/30/2015 (e)		7,500	7,654
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		4,000	4,018
CIT Group, Inc.
4.750% due 02/15/2015		112,300	117,353
5.250% due 04/01/2014		235,718	245,147
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,976
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	11,113
Citigroup Global Markets Holdings, Inc.
0.393% due 05/13/2035	EUR	20,000	16,648
Citigroup, Inc.
0.396% due 02/09/2016		33,332	42,907
0.436% due 03/07/2014		$21,000	20,871
0.581% due 06/09/2016		87,900	83,131
0.593% due 11/05/2014		1,265	1,256
0.851% due 05/31/2017	EUR	13,600	16,696
1.160% due 02/15/2013		$276,400	276,436
1.458% due 11/30/2017	EUR	1,650	2,052
1.790% due 01/13/2014		$425,000	429,018
2.010% due 05/15/2018		1,250	1,261
2.310% due 08/13/2013		215,480	217,582
4.250% due 02/25/2030	EUR	60,000	72,773
4.500% due 01/14/2022		$550	614
4.750% due 02/10/2019	EUR	25,975	33,296
5.000% due 09/15/2014		$86,010	90,527
5.365% due 03/06/2036 (p)	CAD	1,100	1,073
5.500% due 04/11/2013		$778,970	787,049
5.850% due 07/02/2013		77,279	79,261

5.875% due 07/01/2024	GBP	10,150	18,150
6.000% due 12/13/2013		$9,508	9,965
6.010% due 01/15/2015		29,587	32,344
6.375% due 08/12/2014		16,784	18,145
6.393% due 03/06/2023	EUR	70,100	100,981
6.500% due 08/19/2013		$256,804	265,730
8.125% due 07/15/2039		69,349	103,907
Commonwealth Bank of Australia
0.588% due 09/17/2014		3,000	3,011
1.108% due 09/18/2015		22,300	22,480
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,247
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	49,153
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		12,600	12,626
Credit Agricole S.A.
3.000% due 10/01/2017 (i)		50,000	51,241
5.136% due 02/24/2016 (e)	GBP	8,350	11,128
8.375% due 10/13/2019 (e)		$1,600	1,704
Credit Suisse
2.200% due 01/14/2014		141,400	143,594
5.000% due 05/15/2013		231,900	235,740
Credit Suisse USA, Inc.
5.500% due 08/15/2013		275	284
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (e)		10,100	11,521
Danske Bank A/S
1.390% due 04/14/2014		12,600	12,493
Deutsche Bank AG
0.883% due 09/22/2015	EUR	3,200	4,093
4.875% due 05/20/2013		$276,385	281,211
Dexia Credit Local S.A.
0.711% due 03/05/2013		286,500	286,097
0.793% due 04/29/2014		885,740	874,450
2.000% due 03/05/2013		195,965	196,136
2.750% due 01/10/2014		258,970	261,475
2.750% due 04/29/2014		331,150	338,040
DNB Bank ASA
3.200% due 04/03/2017		43,500	46,362
DNB Boligkreditt A/S
2.100% due 10/14/2015		1,050	1,089
2.500% due 10/18/2017	EUR	3,800	5,363
4.125% due 02/01/2013		3,200	4,236
Dragon LLC
1.972% due 03/12/2024		$19,243	19,714
Eksportfinans ASA
0.551% due 10/07/2013		17,750	17,445
0.553% due 04/05/2013		37,990	37,813
0.811% due 03/09/2015		5,000	4,725
0.890% due 06/16/2015	JPY	2,100,000	22,331
1.600% due 03/20/2014		319,000	3,594
1.875% due 04/02/2013		$34,442	34,411
2.000% due 09/15/2015		22,265	21,323
2.375% due 06/26/2013	CHF	1,000	1,099
2.375% due 05/25/2016		$28,600	27,299
2.875% due 11/16/2016	CHF	1,100	1,212
3.000% due 11/17/2014		$48,614	48,250
4.750% due 06/11/2013	EUR	12,600	16,897
5.500% due 05/25/2016		$15,825	16,481
5.500% due 06/26/2017		12,325	12,980
Export Credit Bank of Turkey
5.875% due 04/24/2019		27,400	31,277
Export-Import Bank of Korea
2.110% due 03/21/2015		184,600	184,078
4.000% due 01/29/2021		42,300	45,649
4.125% due 09/09/2015		27,200	29,392
5.125% due 06/29/2020		91,061	105,001
5.750% due 05/22/2013	EUR	1,800	2,426
5.875% due 01/14/2015		$30,960	33,970
8.125% due 01/21/2014		44,200	47,542
FCE Bank PLC
7.125% due 01/15/2013	EUR	320,000	423,399
Fifth Third Bancorp
6.250% due 05/01/2013		$100,180	102,091
FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,347
FNBC Pass-Through Trust
8.080% due 01/05/2018		164	181
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		23,600	24,098
3.875% due 01/15/2015		113,900	118,831
3.984% due 06/15/2016		4,900	5,206
4.207% due 04/15/2016		4,050	4,322
5.000% due 05/15/2018		10,000	11,055
5.625% due 09/15/2015		15,400	16,901

5.875% due 08/02/2021		158,400	184,603
6.625% due 08/15/2017		49,000	57,294
7.000% due 10/01/2013		109,014	114,203
7.000% due 04/15/2015		136,091	152,087
8.000% due 06/01/2014		280,763	306,244
8.000% due 12/15/2016		222,619	269,287
8.125% due 01/15/2020		35,000	44,944
8.700% due 10/01/2014		155,945	175,435
12.000% due 05/15/2015		123,450	152,461
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	21,882	30,185
GE Capital European Funding
0.416% due 05/17/2021		5,000	6,110
GE Capital UK Funding
0.668% due 03/20/2017	GBP	79,650	123,119
6.000% due 04/11/2013		84	138
General Electric Capital Corp.
0.309% due 09/20/2013		$25,000	24,956
0.439% due 03/20/2014		200	200
0.439% due 06/20/2014		38,000	37,763
0.449% due 12/20/2013		5,000	5,012
0.479% due 03/20/2017		7,000	6,812
0.541% due 10/06/2015		13,500	13,359
3.800% due 06/18/2019		49,450	52,726
5.500% due 09/15/2067	EUR	126,200	166,480
5.875% due 01/14/2038		$130,462	157,504
6.375% due 11/15/2067		234,300	247,772
7.500% due 08/21/2035		20,200	28,644
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440	41,059
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	21,054
GMAC International Finance BV
7.500% due 04/21/2015	EUR	81,820	118,555
Goldman Sachs Capital
6.345% due 02/15/2034		$3,000	3,116
Goldman Sachs Group, Inc.
0.540% due 05/23/2016	EUR	122,200	155,180
0.541% due 05/18/2015		20,240	26,215
0.549% due 01/30/2017		48,100	60,339
0.693% due 08/12/2015 (p)		50,000	62,029
0.719% due 07/22/2015		$18,875	18,532
0.843% due 01/12/2015		21,580	21,291
1.312% due 02/07/2014		136,655	137,091
1.313% due 07/29/2013		1,200	1,204
3.300% due 05/03/2015		21,600	22,524
4.750% due 07/15/2013		500	511
4.750% due 01/28/2014	EUR	1,800	2,470
5.250% due 07/27/2021		$119,020	135,785
5.950% due 01/18/2018		149,428	174,019
6.000% due 05/01/2014		3,390	3,609
6.150% due 04/01/2018		160,405	188,585
6.250% due 09/01/2017		168,050	198,374
6.750% due 10/01/2037		265,624	301,269
7.500% due 02/15/2019		27,253	34,310
GSPA Monetization Trust
6.422% due 10/09/2029		21,954	23,048
HBOS Capital Funding LP
6.071% due 06/30/2014 (e)		30,450	26,796
6.461% due 11/30/2018 (e)	GBP	35,600	52,597
HBOS PLC
0.860% due 03/29/2016	EUR	14,953	17,769
0.990% due 09/01/2016		1,231	1,449
1.011% due 09/30/2016		$3,000	2,697
6.750% due 05/21/2018		274,166	296,442
HCP, Inc.
2.700% due 02/01/2014		14,000	14,255
5.625% due 02/28/2013		3,225	3,249
5.650% due 12/15/2013		2,530	2,647
6.000% due 01/30/2017		1,700	1,954
6.300% due 09/15/2016		13,000	15,009
6.700% due 01/30/2018		27,900	33,675
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,522
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (e)	GBP	15,886	25,348
HSBC Bank PLC
2.000% due 01/19/2014		$148,800	150,379
HSBC Bank USA N.A.
4.875% due 08/24/2020		325	362
HSBC Capital Funding LP
4.610% due 06/27/2013 (e)		150	150
10.176% due 06/30/2030 (e)		38,160	52,375
HSBC Finance Corp.
0.468% due 04/05/2013	EUR	71,900	94,936
0.590% due 01/15/2014		$5,000	4,986

0.741% due 06/01/2016		27,000	26,251
HSBC Finance Corp. CPI Linked Bond
4.280% due 01/10/2014		264	268
4.310% due 09/15/2013		1,115	1,126
4.360% due 11/10/2013		229	232
4.410% due 10/10/2013		100	102
4.540% due 11/10/2013		550	558
HSBC Holdings PLC
6.500% due 05/02/2036		140,100	175,177
6.800% due 06/01/2038		350	448
HSBC USA, Inc.
1.625% due 01/16/2018		14,800	14,826
2.375% due 02/13/2015		75,300	77,491
ILFC E-Capital Trust
1.856% due 12/21/2065		32,706	24,978
6.250% due 12/21/2065		46,420	39,921
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,126
ING Bank NV
1.358% due 03/15/2013		284,700	285,141
1.711% due 06/09/2014		204,600	206,593
2.000% due 10/18/2013		91,600	91,995
2.500% due 01/14/2016		92,700	96,530
2.650% due 01/14/2013		13,260	13,268
3.375% due 03/03/2014	EUR	33,880	46,393
3.750% due 03/07/2017		$10,000	10,635
3.900% due 03/19/2014		2,600	2,704
4.000% due 03/15/2016		425	453
International Lease Finance Corp.
4.875% due 04/01/2015		34,000	35,320
5.250% due 01/10/2013		17,000	17,035
5.625% due 09/20/2013		59,718	61,435
5.650% due 06/01/2014		10,000	10,456
5.750% due 05/15/2016		100	106
5.875% due 05/01/2013		72,540	73,809
6.375% due 03/25/2013		105,109	106,607
6.500% due 09/01/2014		209,550	224,742
6.625% due 11/15/2013		128,884	134,362
6.750% due 09/01/2016		168,260	189,713
7.125% due 09/01/2018		26,358	30,707
8.625% due 09/15/2015		11,958	13,483
Intesa Sanpaolo SpA
2.712% due 02/24/2014		366,800	366,492
3.625% due 08/12/2015		6,000	6,007
6.500% due 02/24/2021		43,000	45,341
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,000	7,290
3.750% due 03/01/2017		10,000	10,700
4.875% due 05/14/2016	EUR	1,400	2,052
5.000% due 11/15/2020		$65,100	74,345
iStar Financial, Inc.
5.950% due 10/15/2013		10,000	10,262
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		25,000	26,344
6.200% due 04/15/2020		12,100	13,340
John Deere Capital Corp.
5.100% due 01/15/2013		75	75
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	16,475	21,770
1.058% due 05/02/2014		$74,200	74,734
1.061% due 09/30/2013		300	302
3.150% due 07/05/2016		41,791	44,301
4.350% due 08/15/2021		300	336
4.400% due 07/22/2020		11,000	12,426
4.650% due 06/01/2014		7,900	8,326
5.750% due 01/02/2013		40,425	40,425
6.000% due 01/15/2018		155,580	186,399
6.300% due 04/23/2019		58,260	71,921
7.900% due 04/30/2018 (e)		41,305	46,967
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		73,765	71,772
0.871% due 05/31/2017	EUR	5,100	6,546
6.000% due 10/01/2017		$318,400	377,205
KeyBank N.A.
7.413% due 10/15/2027		23,950	26,956
KeyCorp
6.500% due 05/14/2013		100,000	102,156
KFW
4.000% due 01/27/2020		138,940	161,752
4.125% due 10/15/2014		245	261
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,305
Korea Development Bank
3.250% due 03/09/2016		9,800	10,310
3.500% due 08/22/2017		14,000	15,009
4.000% due 09/09/2016		20,000	21,680

4.375% due 08/10/2015		8,000	8,658
8.000% due 01/23/2014		41,900	45,007
Korea Exchange Bank
3.125% due 06/26/2017		28,100	29,312
Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,728
3.250% due 09/20/2016		21,600	22,769
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	196
LBG Capital PLC
6.385% due 05/12/2020	EUR	7,249	9,552
6.439% due 05/23/2020		5,800	7,623
7.375% due 03/12/2020		3,415	4,612
7.588% due 05/12/2020	GBP	85,030	145,379
7.625% due 12/09/2019		19,420	33,215
7.625% due 10/14/2020	EUR	16,205	22,271
7.867% due 12/17/2019	GBP	24,967	42,788
7.869% due 08/25/2020		81,692	141,795
7.875% due 11/01/2020		$85,387	92,713
8.000% due 06/15/2020 (e)		65,870	68,670
8.500% due 12/17/2021 (e)		55,300	57,650
8.875% due 02/07/2020	EUR	6,000	8,506
9.125% due 07/15/2020	GBP	12,033	21,052
9.334% due 02/07/2020		42,028	75,578
9.875% due 02/10/2023		4,700	8,324
11.040% due 03/19/2020		22,553	42,941
15.000% due 12/21/2019 (i)		14,600	33,915
15.000% due 12/21/2019	EUR	11,700	21,845
LeasePlan Corp. NV
3.250% due 05/22/2014		13,514	18,603
Lehman Brothers Holdings, Inc.
4.850% due 09/03/2013 (p)	CAD	15,770	3,738
Leveraged Finance Europe Capital BV
0.851% due 11/15/2017	EUR	4,986	6,437
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$1,200,372	1,390,782
Loews Corp.
5.250% due 03/15/2016		37,500	41,816
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,945
MBNA Corp.
6.125% due 03/01/2013		20,100	20,270
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,429
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	62,600	82,091
0.488% due 05/30/2014		85,400	111,621
0.490% due 08/25/2014		2,000	2,607
0.655% due 07/22/2014		52,490	68,667
0.800% due 01/15/2015		$40,900	40,116
0.863% due 05/02/2017		1,100	1,031
1.068% due 09/15/2026		200	167
4.875% due 05/30/2014	EUR	4,400	6,108
5.450% due 02/05/2013		$42,929	43,116
6.050% due 05/16/2016		400	441
6.150% due 04/25/2013		73,725	74,915
6.400% due 08/28/2017		316,429	371,859
6.500% due 07/15/2018		32,350	37,744
6.875% due 04/25/2018		794,695	958,711
6.875% due 11/15/2018		29,531	36,179
7.750% due 04/30/2018	GBP	3,850	7,626
8.680% due 05/02/2017		$395	466
MetLife Capital Trust
9.250% due 04/08/2068		1,700	2,355
Metropolitan Life Global Funding
5.125% due 04/10/2013		42,400	42,934
5.250% due 01/09/2014	GBP	150	254
Monumental Global Funding
5.500% due 04/22/2013		$56,900	57,718
Morgan Stanley
0.651% due 01/09/2014		61,850	61,429
0.775% due 10/18/2016		450	428
1.293% due 04/29/2013		37,200	37,287
1.916% due 01/24/2014		381,900	384,463
2.810% due 05/14/2013		314,050	316,232
3.510% due 03/01/2013	AUD	1,200	1,246
4.100% due 01/26/2015		$145,000	151,188
5.375% due 11/14/2013	GBP	31,600	52,816
5.450% due 01/09/2017		$200	221
5.500% due 07/28/2021		250	284
5.950% due 12/28/2017		122,750	139,106
6.000% due 05/13/2014		1,480	1,568
6.250% due 08/28/2017		400	458
6.625% due 04/01/2018		35,375	41,724
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (e)		300	331

Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,854
National Australia Bank Ltd.
1.263% due 07/25/2014		116,100	117,438
5.350% due 06/12/2013		186,630	190,853
National Bank of Canada
1.500% due 06/26/2015		25,000	25,444
2.200% due 10/19/2016		267,100	281,270
National City Bank
4.625% due 05/01/2013		8,430	8,541
Nationwide Building Society
4.650% due 02/25/2015		78,700	83,261
6.250% due 02/25/2020		1,100	1,300
NCUA Guaranteed Notes
3.000% due 06/12/2019		350	386
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		3,200	4,396
New York Life Global Funding
4.650% due 05/09/2013		17,100	17,341
NIBC Bank NV
3.500% due 04/07/2014	EUR	18,140	24,947
Nordea Bank AB
2.125% due 01/14/2014		$70,900	71,595
2.250% due 03/20/2015		13,900	14,246
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015		2,000	1,999
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	26,600
Northern Trust Co.
4.600% due 02/01/2013		65	65
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	100,733
Pacific Life Funding LLC
0.627% due 02/05/2021	EUR	4,500	5,219
Pacific Life Global Funding
5.150% due 04/15/2013		$15,700	15,910
Pacific Life Insurance Co.
9.250% due 06/15/2039		153,005	214,117
Pacific LifeCorp
6.000% due 02/10/2020		31,500	35,185
PNC Bank N.A.
6.875% due 04/01/2018		275	344
PNC Preferred Funding Trust
8.700% due 03/15/2013 (e)		13,600	13,750
Pricoa Global Funding
0.510% due 09/27/2013		2,300	2,302
5.300% due 09/27/2013		21,000	21,709
Principal Financial Global Funding LLC
2.375% due 01/24/2013	CHF	5,000	5,490
Principal Life Income Funding Trusts
5.300% due 04/24/2013		$155,300	157,535
Prudential Financial, Inc. CPI Linked Bond
3.940% due 06/10/2013		20,000	20,030
Prudential Holdings LLC
1.183% due 12/18/2017		5,980	5,755
8.695% due 12/18/2023		4,205	5,511
Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,535
Qatari Diar Finance QSC
5.000% due 07/21/2020		21,300	24,974
QBE Capital Funding Ltd.
7.250% due 05/24/2041		350	363
QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,063
3.375% due 02/22/2017		20,000	21,050
Rabobank Group
3.375% due 01/19/2017		17,500	18,812
4.750% due 01/15/2020		2,200	2,519
6.875% due 03/19/2020	EUR	16,800	24,765
11.000% due 06/30/2019 (e)		$255,027	347,030
RCI Banque S.A.
2.217% due 04/11/2014		7,800	7,799
Regions Financial Corp.
5.750% due 06/15/2015		200	217
7.750% due 11/10/2014		60,470	67,200
Royal Bank of Canada
3.770% due 03/30/2018	CAD	6,300	6,825
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$225	230
5.000% due 11/12/2013		30,024	30,848
5.000% due 10/01/2014		3,046	3,131
6.934% due 04/09/2018	EUR	1,000	1,494
6.990% due 10/05/2017 (e)		$500	478
7.640% due 09/29/2017 (e)		59,600	54,236
7.648% due 09/30/2031 (e)		51,390	52,418

Royal Bank of Scotland NV
1.011% due 03/09/2015		56,301	53,576
1.702% due 10/26/2015	EUR	5,000	5,998
Royal Bank of Scotland PLC
1.051% due 09/29/2015		$82,000	77,003
1.120% due 10/14/2016		32,500	29,772
2.014% due 03/30/2015	CAD	35,000	30,423
2.732% due 08/23/2013		$10,400	10,515
3.600% due 05/26/2017	EUR	500	702
4.000% due 10/27/2014	AUD	5,000	4,961
5.625% due 08/24/2020		$150	174
6.200% due 03/22/2022 (e)	GBP	15,000	17,184
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$40,000	44,400
7.175% due 05/16/2013		1,300	1,327
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		3,225	4,088
Santander Holdings USA, Inc.
3.000% due 09/24/2015		225	229
Santander Issuances S.A.U.
1.604% due 10/24/2017	EUR	1,100	1,249
5.911% due 06/20/2016		$21,440	22,073
7.300% due 07/27/2019	GBP	3,800	6,241
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		$15,000	15,000
2.991% due 10/07/2013		79,100	79,249
3.724% due 01/20/2015		17,500	17,588
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	19,724
6.125% due 02/07/2022		2,700	3,092
Scotland International Finance BV
4.250% due 05/23/2013		9,382	9,452
Shinhan Bank
4.125% due 10/04/2016		25,000	27,006
SLM Corp.
0.513% due 06/17/2013	EUR	15,500	20,278
0.615% due 01/27/2014		$109,618	108,618
3.875% due 09/10/2015		15,000	15,428
4.800% due 02/13/2014 (p)	HKD	74,000	9,697
5.000% due 10/01/2013		$118,511	121,918
5.000% due 04/15/2015		16,658	17,642
5.050% due 11/14/2014		52,051	54,896
5.140% due 06/15/2016		80,000	80,466
5.375% due 01/15/2013		92,625	92,856
5.375% due 05/15/2014		58,467	61,347
6.200% due 06/15/2024		10	10
6.250% due 01/25/2016		21,700	23,707
8.000% due 03/25/2020		38,550	44,236
8.450% due 06/15/2018		204,485	240,270
8.780% due 09/15/2016	MXN	150,000	11,250
SLM Corp. CPI Linked Bond
4.116% due 11/21/2013		$3,670	3,705
4.141% due 09/15/2015		10,000	10,049
4.282% due 01/31/2014		13,400	13,495
4.312% due 01/01/2014		7,701	7,750
4.462% due 11/01/2013		36,546	36,674
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (e)		7,700	9,898
Societe Generale S.A.
9.375% due 09/04/2019 (e)	EUR	18,700	27,702
Sovereign Bank
8.750% due 05/30/2018		$10,000	11,821
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		32,000	32,198
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	78,555	104,173
4.125% due 11/29/2013		87,400	114,905
5.400% due 12/01/2015		$40,159	38,151
5.850% due 06/01/2013 (i)		44,117	44,944
6.500% due 09/15/2017		16,000	14,240
6.900% due 12/15/2017		176,100	158,490
SSIF Nevada LP
1.040% due 04/14/2014		27,500	27,663
Standard Chartered PLC
5.500% due 11/18/2014		225	243
State Bank of India
4.500% due 10/23/2014		600	625
4.500% due 07/27/2015		194,900	204,559
Stone Street Trust
5.902% due 12/15/2015		5,200	5,696
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	51,827
SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	71,425
7.500% due 07/15/2025		16,945	21,551

Svensk Exportkredit AB
5.125% due 03/01/2017		75	87
Swedbank AB
3.125% due 03/04/2013	EUR	350	464
Tagua Leasing LLC
1.900% due 07/12/2024		$31,209	31,764
Temasek Financial Ltd.
2.375% due 01/23/2023		25,000	24,717
4.300% due 10/25/2019		159,100	183,322
Toll Road Investors Partnership LP
0.000% due 02/15/2045		769	130
Toyota Motor Credit Corp. CPI Linked Bond
2.790% due 09/10/2013		2,600	2,620
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	71
Turkiye Garanti Bankasi A/S
2.819% due 04/20/2016		89,000	88,777
UBS AG
1.313% due 01/28/2014		66,400	66,825
2.250% due 08/12/2013		36,200	36,552
5.750% due 04/25/2018		131,425	156,144
5.875% due 12/20/2017		191,975	228,671
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,817
Union Bank N.A.
2.125% due 06/16/2017		575	592
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	17,877
Wachovia Bank N.A.
0.693% due 11/03/2014		88,312	88,092
3.652% due 05/25/2017	AUD	1,100	1,041
6.000% due 11/15/2017		$600	720
Wachovia Capital Trust
5.570% due 01/31/2013 (e)		121,615	121,463
Wachovia Corp.
0.503% due 08/01/2013		15,650	15,673
4.875% due 02/15/2014		21,280	22,188
5.250% due 08/01/2014		2,900	3,094
5.500% due 05/01/2013		197,704	201,008
5.625% due 10/15/2016		46,000	52,771
WEA Finance LLC
6.750% due 09/02/2019		5	6
Wells Fargo & Co.
1.500% due 07/01/2015		21,380	21,762
3.480% due 05/15/2013	AUD	34,500	35,767
4.375% due 01/31/2013		$9,400	9,428
7.980% due 03/15/2018 (e)		375,023	432,214
Wells Fargo Bank N.A.
0.520% due 05/16/2016		1,500	1,469
Westpac Banking Corp.
2.450% due 11/28/2016		100,000	105,467
3.585% due 08/14/2014		17,700	18,564
Weyerhaeuser Co.
7.125% due 07/15/2023		7,000	8,247
7.375% due 10/01/2019		31,500	38,956
XL Group PLC
5.250% due 09/15/2014		5,500	5,859
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (e)	EUR	19,000	28,319

			46,377,014

INDUSTRIALS 2.3%
AbbVie, Inc.
1.072% due 11/06/2015		$12,400	12,552
Aetna, Inc.
6.000% due 06/15/2016		15,000	17,416
Altria Group, Inc.
8.500% due 11/10/2013		24,805	26,434
9.250% due 08/06/2019		30,793	42,862
9.700% due 11/10/2018		30,056	42,110
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		19,100	22,299
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		987	1,031
American Airlines Pass-Through Trust
10.375% due 01/02/2021		11,688	12,389
Amgen, Inc.
1.875% due 11/15/2014		56,000	57,296
5.700% due 02/01/2019		28,126	34,026
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014		87,600	88,085
Apache Corp.
6.000% due 09/15/2013		30	31

Arrow Electronics, Inc.
6.000% due 04/01/2020	15,000	16,985
AutoZone, Inc.
5.500% due 11/15/2015	10,050	11,304
6.500% due 01/15/2014	40,000	42,242
7.125% due 08/01/2018	30,000	37,717
Aviation Capital Group Corp.
6.750% due 04/06/2021	5,727	5,929
Avnet, Inc.
6.625% due 09/15/2016	1,550	1,754
Beam, Inc.
5.375% due 01/15/2016	6,093	6,810
Berry Petroleum Co.
10.250% due 06/01/2014	310	345
Berry Plastics Corp.
5.090% due 02/15/2015	1,100	1,104
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	223
Boston Scientific Corp.
5.125% due 01/12/2017	21,805	24,117
5.450% due 06/15/2014	2,000	2,127
6.400% due 06/15/2016	2,000	2,300
Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	78,889
7.250% due 06/05/2018	9,500	10,949
Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	13,000	14,090
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,671
6.000% due 06/15/2017	35,000	40,562
Case New Holland, Inc.
7.750% due 09/01/2013	1,706	1,783
Caterpillar, Inc.
0.482% due 05/21/2013	48,800	48,856
CC Holdings GS LLC
7.750% due 05/01/2017	1,500	1,594
Cellco Partnership
8.500% due 11/15/2018	340	468
Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,441
Centex Corp.
5.250% due 06/15/2015	4,500	4,894
5.700% due 05/15/2014	45,700	48,213
6.500% due 05/01/2016	2,500	2,881
CF Industries, Inc.
7.125% due 05/01/2020	150	189
Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017	2,000	2,090
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	18,974
CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	21,393
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,952	37,537
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	412
Con-way, Inc.
7.250% due 01/15/2018	22,400	25,966
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,878	5,201
7.707% due 10/02/2022	2,434	2,751
9.000% due 01/08/2018	11,790	13,647
Continental Airlines, Inc.
6.750% due 09/15/2015	35,200	37,136
6.920% due 04/02/2013 (p)	505	509
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020	11,000	11,935
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,197
COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,104
CRH America, Inc.
8.125% due 07/15/2018	10,000	12,085
CSN Islands Corp.
6.875% due 09/21/2019	25,800	29,025
CSN Resources S.A.
6.500% due 07/21/2020	28,700	31,283
CSX Corp.
5.600% due 05/01/2017	21,200	24,781
6.250% due 03/15/2018	5,852	7,139
CVS Pass-Through Trust
6.036% due 12/10/2028	25	30
Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,026
6.000% due 10/01/2015	5,300	5,851

D.R. Horton, Inc.
5.250% due 02/15/2015		10,000	10,575
5.625% due 09/15/2014		3,000	3,165
5.625% due 01/15/2016		13,700	14,830
6.125% due 01/15/2014		5,000	5,213
6.500% due 04/15/2016		6,000	6,690
Daimler Finance North America LLC
1.510% due 09/13/2013		87,700	88,206
6.500% due 11/15/2013		37,700	39,584
Darden Restaurants, Inc.
6.200% due 10/15/2017		14,000	16,564
Dell, Inc.
4.700% due 04/15/2013		116,200	117,570
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		18,745	21,135
7.750% due 06/17/2021		3,845	4,403
Deluxe Corp.
5.125% due 10/01/2014		6,200	6,479
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,537	5,620
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		10,500	10,770
6.500% due 04/08/2022	GBP	1,900	3,874
Diageo Capital PLC
5.200% due 01/30/2013		$60	60
DISH DBS Corp.
6.625% due 10/01/2014		25,100	27,045
7.000% due 10/01/2013		24,450	25,489
7.125% due 02/01/2016		26,550	29,869
7.750% due 05/31/2015		17,950	20,171
Dolphin Energy Ltd.
5.500% due 12/15/2021		16,000	18,700
Domtar Corp.
9.500% due 08/01/2016		30,670	36,523
Dow Chemical Co.
6.850% due 08/15/2013		500	518
7.600% due 05/15/2014		950	1,038
Eaton Vance Corp.
6.500% due 10/02/2017		21,100	25,476
Ecolab, Inc.
4.350% due 12/08/2021		325	363
Ecopetrol S.A.
7.625% due 07/23/2019		40,515	52,568
El Paso LLC
7.250% due 06/01/2018		200	232
El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295	3,825
Emerson Electric Co.
4.500% due 05/01/2013		95	96
Energy Transfer Partners LP
6.000% due 07/01/2013		1,435	1,469
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		38,600	44,527
Enterprise Products Operating LLC
8.375% due 08/01/2066		2,000	2,284
ERAC USA Finance LLC
6.375% due 10/15/2017		1,900	2,300
Express Scripts Holding Co.
3.125% due 05/15/2016		350	369
FMC Corp.
5.200% due 12/15/2019		15,000	17,223
Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,727
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,600	1,852
Gap, Inc.
5.950% due 04/12/2021		42,272	48,396
General Mills, Inc.
5.250% due 08/15/2013		15,000	15,439
General Motors Co.
1.000% due 05/07/2024		20,000	0
Georgia-Pacific LLC
7.700% due 06/15/2015		1,150	1,328
Gerdau Holdings, Inc.
7.000% due 01/20/2020		133,400	155,745
Gerdau Trade, Inc.
5.750% due 01/30/2021		76,100	84,090
Hanson Australia Funding Ltd.
5.250% due 03/15/2013		15,000	15,184
Hanson Ltd.
6.125% due 08/15/2016		73,000	80,482
HCA, Inc.
5.750% due 03/15/2014		4,000	4,200
6.250% due 02/15/2013		8,100	8,161
6.375% due 01/15/2015		34,089	37,029
6.750% due 07/15/2013		25,200	25,956

7.250% due 09/15/2020		3,003	3,341
7.875% due 02/15/2020		40,939	45,749
8.500% due 04/15/2019		113,975	127,652
9.000% due 12/15/2014		11,552	12,938
9.875% due 02/15/2017		3,396	3,604
Heathrow Funding Ltd.
2.500% due 06/25/2017		22,000	22,735
Hewlett-Packard Co.
0.592% due 05/24/2013		75,300	75,089
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,338
Historic TW, Inc.
9.125% due 01/15/2013		12,125	12,158
Host Hotels & Resorts LP
9.000% due 05/15/2017		8,000	8,600
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		8,000	8,665
5.750% due 09/11/2019		7,000	8,376
7.625% due 04/09/2019		11,100	14,354
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,250
Indosat Palapa Co. BV
7.375% due 07/29/2020		15,000	17,100
InterGen NV
9.000% due 06/30/2017		1,062	956
Jones Group, Inc.
5.125% due 11/15/2014		44,170	45,440
KazMunayGas National Co.
7.000% due 05/05/2020		20,000	25,000
KB Home
5.750% due 02/01/2014		10,000	10,375
5.875% due 01/15/2015		6,848	7,225
6.250% due 06/15/2015		17,355	18,526
KeySpan Corp.
4.650% due 04/01/2013		6,900	6,969
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	21
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	218
Kraft Foods Group, Inc.
6.125% due 08/23/2018		111,845	137,138
Kroger Co.
5.000% due 04/15/2013		500	506
Lennar Corp.
5.500% due 09/01/2014		29,500	31,270
5.600% due 05/31/2015		44,986	48,135
5.950% due 03/01/2013		15,800	15,942
6.500% due 04/15/2016		4,000	4,450
Lexmark International, Inc.
5.900% due 06/01/2013		21,470	21,811
Limited Brands, Inc.
5.250% due 11/01/2014		4,496	4,743
6.900% due 07/15/2017		46,027	53,046
8.500% due 06/15/2019		17,000	20,825
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,574
Lorillard Tobacco Co.
7.000% due 08/04/2041		9,900	12,030
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		21,364	21,397
7.875% due 07/15/2015		24,252	28,267
Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	60,924
Marks & Spencer PLC
6.250% due 12/01/2017		$2,200	2,492
Masco Corp.
4.800% due 06/15/2015		9,000	9,432
5.850% due 03/15/2017		12,020	13,090
6.125% due 10/03/2016		15,200	16,799
7.125% due 08/15/2013		10,000	10,291
Maytag Corp.
5.000% due 05/15/2015		10,000	10,493
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,848
MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	25,102
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,000	8,633
MGM Resorts International
10.375% due 05/15/2014		42,150	48,156
13.000% due 11/15/2013		28,500	31,671
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	5,031
Mondelez International, Inc.
2.625% due 05/08/2013		15,290	15,388
6.125% due 02/01/2018		39,245	47,789

Nabors Industries, Inc.
6.150% due 02/15/2018		9,300	10,945
NBCUniversal Media LLC
2.875% due 01/15/2023		225	226
4.375% due 04/01/2021		325	365
New York Times Co.
5.000% due 03/15/2015		26,930	28,748
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021		375	395
Noble Group Ltd.
4.875% due 08/05/2015		40,400	41,864
6.750% due 01/29/2020		68,400	72,419
8.500% due 05/30/2013		9,000	9,225
Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,604
Northwest Airlines Pass-Through Trust
1.062% due 11/20/2015		1,418	1,411
7.041% due 10/01/2023		10,730	11,964
7.150% due 04/01/2021		1,317	1,403
NXP BV
2.960% due 10/15/2013	EUR	3,544	4,701
Office Depot, Inc.
6.250% due 08/15/2013		$22,175	22,621
ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,647
PACCAR, Inc.
6.875% due 02/15/2014		3,600	3,848
Pactiv LLC
8.125% due 06/15/2017		9,800	9,825
Pearson Dollar Finance PLC
5.500% due 05/06/2013		28,567	28,998
5.700% due 06/01/2014		5,000	5,296
6.250% due 05/06/2018		28,000	33,887
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	16,139
5.750% due 03/01/2018		$3,200	3,752
6.250% due 08/05/2013	EUR	1,200	1,636
7.500% due 12/18/2013	GBP	2,260	3,886
Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	201,354
5.375% due 01/27/2021		6,400	7,231
5.750% due 01/20/2020		58,800	67,174
5.875% due 03/01/2018		49,400	56,785
7.875% due 03/15/2019		97,120	121,710
8.375% due 12/10/2018		5,025	6,398
Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	52,379
Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	31,579
PPG Industries, Inc.
6.650% due 03/15/2018		13,500	16,775
Pride International, Inc.
6.875% due 08/15/2020		18,500	23,413
PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,798
5.250% due 01/15/2014		50,400	52,290
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,111
Rexam PLC
6.750% due 06/01/2013		16,500	16,863
Reynolds Group Issuer, Inc.
9.000% due 04/15/2019		1,500	1,568
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,569
Rohm & Haas Co.
6.000% due 09/15/2017		155,299	184,109
RPM International, Inc.
6.500% due 02/15/2018		26,800	31,399
Ryder System, Inc.
6.000% due 03/01/2013		18,690	18,833
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	23,269
8.400% due 05/15/2017		13,000	15,568
RZD Capital Ltd.
5.739% due 04/03/2017		20,610	23,135
SABMiller PLC
5.500% due 08/15/2013		38,300	39,385
6.500% due 07/01/2016		1,900	2,231
Sanofi
0.620% due 03/28/2014		70,000	70,282
SBA Tower Trust
5.101% due 04/15/2042		2,200	2,494
SCA Finans AB
4.500% due 07/15/2015		5,250	5,616
Snap-On, Inc.
6.125% due 09/01/2021		67,000	81,577

Southern Natural Gas Co. LLC
5.900% due 04/01/2017	5,000	5,898
Southwest Airlines Co.
5.125% due 03/01/2017	4,500	4,983
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,095
6.200% due 04/15/2018	8,400	10,236
6.250% due 02/15/2013	25	25
STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	10,700
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	24,700	27,492
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,833
Telefonica Emisiones S.A.U.
0.643% due 02/04/2013	100	100
5.855% due 02/04/2013	114	115
6.221% due 07/03/2017	10,200	11,373
6.421% due 06/20/2016	5,196	5,762
Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,557
6.625% due 01/15/2018	15,430	18,553
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013	217,000	218,470
Time Warner Cable, Inc.
6.200% due 07/01/2013	25,553	26,258
Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,845
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,681
5.950% due 09/15/2013	10,000	10,277
8.910% due 10/15/2017	44,000	55,596
Transocean, Inc.
4.950% due 11/15/2015	224,000	245,409
Tyco Electronics Group S.A.
6.550% due 10/01/2017	9,800	11,760
Tyson Foods, Inc.
6.600% due 04/01/2016	18,908	21,757
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	1,601	696
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,346	740
10.020% due 03/22/2014 ^	5,156	2,823
10.125% due 03/22/2015 ^	7,151	4,541
10.400% due 05/01/2018	34,744	39,998
Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	118	132
United Technologies Corp.
0.581% due 12/02/2013	9,400	9,428
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	44,724
4.875% due 04/01/2013	175	177
Universal Corp.
6.250% due 12/01/2014	33,000	35,182
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	10,100	10,050
9.500% due 01/21/2020	16,900	16,140
UST LLC
5.750% due 03/01/2018	52,665	62,761
Vale Overseas Ltd.
5.625% due 09/15/2019	10,000	11,411
6.250% due 01/23/2017	27,795	32,110
6.875% due 11/21/2036	30,078	37,343
Verizon Wireless Capital LLC
5.550% due 02/01/2014	1,262	1,325
Videotron Ltee
9.125% due 04/15/2018	1,850	1,975
Vivendi S.A.
2.400% due 04/10/2015	64,000	65,382
6.625% due 04/04/2018	181,500	213,543
Volkswagen International Finance NV
0.912% due 11/20/2014	50,000	50,005
1.060% due 03/21/2014	20,200	20,314
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	101
Walt Disney Co.
6.000% due 07/17/2017	70	85
Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,032
7.125% due 12/15/2017	1,800	2,190
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	49,001
Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,383
6.500% due 06/15/2016	5,000	5,738
7.750% due 07/15/2016	11,000	13,065

WM Wrigley Jr. Co.
3.050% due 06/28/2013		6,250	6,325
WPP Finance UK
5.875% due 06/15/2014		2,400	2,546
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,000	4,580
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		1,265	1,429
Yum! Brands, Inc.
6.250% due 03/15/2018		2,000	2,433

			6,470,587

UTILITIES 1.0%
AES Corp.
7.750% due 03/01/2014		12,515	13,391
8.000% due 10/15/2017		4,500	5,220
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		16,900	17,707
7.700% due 08/07/2013		25,400	26,487
8.700% due 08/07/2018		110,400	143,410
Ameren Corp.
8.875% due 05/15/2014		25,500	27,914
Appalachian Power Co.
4.950% due 02/01/2015		25	27
Arizona Public Service Co.
5.800% due 06/30/2014		125	134
AT&T, Inc.
5.100% due 09/15/2014		1,510	1,623
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	31
BellSouth Corp.
4.020% due 04/26/2021		387,910	391,951
5.200% due 09/15/2014		27,800	29,873
6.550% due 06/15/2034		17,000	20,397
BP Capital Markets PLC
3.245% due 05/06/2022		325	343
4.500% due 10/01/2020		525	605
British Telecommunications PLC
2.000% due 06/22/2015		21,000	21,601
5.150% due 01/15/2013		450	451
Bruce Mansfield Unit
6.850% due 06/01/2034		10,082	10,506
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		13,000	13,878
Carolina Power & Light Co.
5.125% due 09/15/2013		50	52
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	40,787
7.750% due 11/30/2015		1,300	1,489
CenturyLink, Inc.
5.800% due 03/15/2022		8,800	9,310
7.600% due 09/15/2039		20,600	21,398
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		9,000	10,172
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,240
Dominion Resources, Inc.
5.000% due 03/15/2013		250	252
5.200% due 01/15/2016		15,300	17,070
Duke Energy Carolinas LLC
5.750% due 11/15/2013		300	313
Duke Energy Corp.
1.625% due 08/15/2017		47,500	47,660
Electricite de France S.A.
4.600% due 01/27/2020		69,000	77,505
5.500% due 01/26/2014		151,600	159,256
6.500% due 01/26/2019		85,240	104,408
Enel Finance International NV
5.700% due 01/15/2013		300	300
France Telecom S.A.
4.375% due 07/08/2014		6,400	6,738
Frontier Communications Corp.
6.250% due 01/15/2013		10,000	10,019
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		7,200	7,749
5.092% due 11/29/2015		97,700	104,918
5.875% due 06/01/2015	EUR	20,000	28,971
6.212% due 11/22/2016		$44,800	50,288
6.510% due 03/07/2022		4,800	5,748
7.343% due 04/11/2013		52,900	53,805
7.510% due 07/31/2013		35,000	36,251
8.125% due 07/31/2014		5,000	5,455
8.146% due 04/11/2018		181,150	224,354
9.250% due 04/23/2019		12,300	16,343

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		17,721	19,988
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		72,310	73,444
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	96,014
10.500% due 03/25/2014		55,100	60,453
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		710	780
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		1,900	2,029
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		27,000	27,504
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,437
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,617
6.250% due 06/17/2014		5,700	6,115
Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,829
7.750% due 01/20/2020		10,000	12,625
8.000% due 08/07/2019		4,600	5,842
Midwest Generation LLC
8.560% due 01/02/2016 ^(g)		85	82
Monongahela Power Co., Inc.
7.950% due 12/15/2013		13,000	13,862
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	2,006
7.875% due 12/15/2015		8,000	9,551
Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	20,374
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	81,795
NSG Holdings LLC
7.750% due 12/15/2025		800	828
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		72,105	81,298
Peco Energy Co.
5.600% due 10/15/2013		8,500	8,835
Petroleos Mexicanos
5.500% due 06/27/2044		5,900	6,505
8.000% due 05/03/2019		37,623	49,380
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,489
PPL Capital Funding, Inc.
6.700% due 03/30/2067		2,008	2,125
PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,299
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,288
6.330% due 11/01/2013		25	26
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,923
4.750% due 02/16/2021		600	680
Qwest Corp.
3.558% due 06/15/2013		110,770	111,635
7.200% due 11/10/2026		1,000	1,008
7.500% due 10/01/2014		1,700	1,861
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		54,031	60,919
5.500% due 09/30/2014		2,000	2,161
5.832% due 09/30/2016		8,856	9,777
5.838% due 09/30/2027		2,400	2,982
6.750% due 09/30/2019		11,400	14,350
Red Oak Power LLC
8.540% due 11/30/2019		5,803	6,354
Sempra Energy
9.800% due 02/15/2019		5,000	7,004
Tenaska Alabama Partners LP
7.000% due 06/30/2021		69	73
TNK-BP Finance S.A.
6.625% due 03/20/2017		34,000	38,845
7.250% due 02/02/2020		6,300	7,671
7.500% due 03/13/2013		28,900	29,290
7.500% due 07/18/2016		64,200	74,632
7.875% due 03/13/2018		11,600	14,139
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,233
1.415% due 12/24/2013		270,000	3,074
1.500% due 05/30/2014		293,000	3,324
1.850% due 07/28/2014		223,000	2,533
4.100% due 05/29/2015		184,000	2,161
4.500% due 03/24/2014	EUR	45,950	61,669
4.750% due 02/28/2014	JPY	100,000	1,183
5.050% due 11/28/2014		50,000	598

Verizon Communications, Inc.
5.250% due 04/15/2013	$18,310	18,562
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	5,000	6,081
Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	16,159

		2,911,701

Total Corporate Bonds & Notes (Cost $50,430,696)		55,759,302

MUNICIPAL BONDS & NOTES 5.1%
ALABAMA 0.1%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	100,000	119,437

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,705

ARKANSAS 0.0%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,300

CALIFORNIA 2.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	138
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	61,700	78,239
Alameda Unified School District-Alameda County, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	2,120
0.000% due 08/01/2025	3,000	1,721
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	139,953
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	108,600	156,396
6.918% due 04/01/2040	60,000	82,797
7.043% due 04/01/2050	172,220	251,224
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	10,200	10,395
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.041% due 04/01/2045	25,000	25,179
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024	11,260	13,809
Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	448
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	653
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	30,058
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,007
6.000% due 06/01/2035	10,000	10,004
6.125% due 06/01/2038	2,000	2,000
6.125% due 06/01/2043	2,000	2,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	15,000	14,799
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	46,645	52,152
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	69,200	81,648
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	90
4.000% due 10/01/2017	100	113
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	17,009
1.671% due 12/01/2018	20,000	20,012
1.871% due 12/01/2019	5,000	5,010
2.237% due 12/01/2020	22,355	22,610
2.437% due 12/01/2021	13,155	13,321
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	39,400	54,636
7.350% due 11/01/2039	137,640	192,012
7.500% due 04/01/2034	118,647	165,127
7.550% due 04/01/2039	141,187	203,705
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	332,640	486,276
7.625% due 03/01/2040	12,000	17,348
7.700% due 11/01/2030	18,250	22,636
7.950% due 03/01/2036	79,200	98,500
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	445
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	75,050	75,974
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2024	28,070	33,897
5.000% due 09/01/2026	14,170	16,384
5.000% due 09/01/2028	22,600	25,807
5.000% due 09/01/2030	12,300	13,940
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	165
5.950% due 04/01/2016	3,200	3,600
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	73,483
8.000% due 03/01/2035	7,070	7,753
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2024	2,000	2,355
5.000% due 11/01/2026	7,000	8,087
5.000% due 11/01/2027	5,000	5,731
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	18,593
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2024	4,180	5,138
5.000% due 11/01/2026	11,000	13,382
5.000% due 11/01/2027	24,935	30,166
5.000% due 11/01/2037	6,000	6,893
California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	10,950
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	48,073
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	20,000
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	8,369
Chula Vista Community Facilities District, California Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,765	1,751
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	44,188
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	21,203
5.000% due 06/01/2038	45,000	47,021
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	63,000	65,547
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	37,000	31,926
5.750% due 06/01/2047	67,100	63,640
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	21,499
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	411
4.931% due 09/01/2016	500	522
5.395% due 09/01/2017	1,000	1,059
5.845% due 09/01/2018	750	808
6.328% due 09/01/2019	500	544
6.578% due 09/01/2020	1,000	1,095
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	11,900	14,969
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	50,553
6.750% due 08/01/2049	131,755	186,043
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,291
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	86,670
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	125,818
7.618% due 08/01/2040	60,600	80,347
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	34,783
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	73,904
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	44,590	52,329
6.574% due 07/01/2045	2,440	3,421
6.603% due 07/01/2050	103,220	149,805
7.000% due 07/01/2041	1,500	1,807
7.003% due 07/01/2041	6,665	7,818
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	58,512
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	5,250	6,070
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	227

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	86,378
5.755% due 07/01/2029	3,600	4,206
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	76,050	101,587
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	89,062
Los Angeles Unified School District, California General Obligation Bonds, Series 2011
5.000% due 07/01/2023	5,900	7,365
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	41,876
5.813% due 06/01/2040	27,000	32,465
Los Angeles Wastewater System, California Revenue Bonds, Series 2012
5.000% due 06/01/2029	17,355	20,779
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,298
6.538% due 07/01/2039	41,240	47,939
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	30,500	37,990
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	11,022
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	56,264
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,541
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	36,198
6.400% due 02/01/2044	6,000	8,181
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	49,696
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	41,992
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,669
7.021% due 08/01/2040	24,900	28,839
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	33,613
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	23,438
7.200% due 08/01/2039	35,000	40,606
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	12,515
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	15	15
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	576
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	41,772
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	66,599
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	8,025
7.750% due 09/01/2040	6,000	6,335
San Diego Tobacco Settlement Revenue Funding Corp. California Revenue Bonds, Series 2006
7.125% due 06/01/2032	48,290	39,970
San Francisco City & County, California Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,910
5.600% due 10/01/2030	9,520	11,307
5.820% due 10/01/2040	19,315	23,250
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	8,000	9,963
6.950% due 11/01/2050	10,500	14,967
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	25,245	29,639
5.000% due 11/01/2035	5,000	5,808
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,265
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2028	3,520	1,741
0.000% due 08/01/2030	2,500	1,107
0.000% due 08/01/2031	3,780	1,581
Santa Clara County, California Financing Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	8,555	10,269
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	14,800
5.000% due 08/01/2030	5,000	5,886
5.000% due 08/01/2031	12,100	14,179
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,298
Santa Monica Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	1,053
0.000% due 08/01/2027	3,550	1,767
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	95	95

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	16,977
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	6,060
5.943% due 07/01/2040	21,300	25,568
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	986
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	16,840	15,011
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	23,082
6.270% due 05/15/2031	3,045	3,551
6.583% due 05/15/2049	56,400	73,706
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,455
5.946% due 05/15/2045	36,000	44,522
6.296% due 05/15/2050	34,000	40,345
6.398% due 05/15/2031	37,000	46,188
6.548% due 05/15/2048	113,400	151,136
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	114
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,421
5.000% due 05/15/2031	33,530	39,659
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,140
Vista Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	571
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,830
William S. Hart Joint School Financing Authority, California Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,503
Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	10	10

		5,727,632

COLORADO 0.0%
Aurora Single Tree Metropolitan District, Colorado General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	650
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	28,392
7.017% due 12/15/2037	31,000	41,620
E-470 Public Highway Authority, Colorado Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	6,086
0.000% due 09/01/2037	15,000	4,032
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,879

		86,659

CONNECTICUT 0.0%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 04/15/2025	3,500	4,292
5.000% due 04/15/2026	5,325	6,475
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	192

		10,959

DISTRICT OF COLUMBIA 0.0%
District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	11,194
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	83,700	101,788

		112,982

FLORIDA 0.0%
Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,661
6.206% due 10/01/2030	15,000	16,573
Daytona Beach, Florida Utility System Revenue Bonds, (AGM Insured), Series 2012
5.000% due 11/01/2027	2,285	2,705
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,715
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2026	5,700	6,861
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,317
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	39,290
Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	829
5.000% due 09/01/2025	875	1,021

5.000% due 09/01/2026	800	924
5.000% due 09/01/2027	700	804
5.000% due 09/01/2028	1,000	1,143
5.000% due 09/01/2029	1,050	1,195

		97,038

GEORGIA 0.1%
Georgia State General Obligation Bonds, Series 2012
5.000% due 07/01/2027	15,410	19,192
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	124,934	148,477

		167,669

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	87,373
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	67,179
6.899% due 12/01/2040	404,865	491,773
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	12,117
7.517% due 01/01/2040	61,700	79,184
Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,304
6.845% due 01/01/2038	2,000	2,331
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	710	711
Chicago, Illinois Wastewater Transmission Revenue Bonds, Series 2012
5.000% due 01/01/2023	2,500	3,055
5.000% due 01/01/2025	5,250	6,325
5.000% due 01/01/2027	5,000	5,921
5.000% due 01/01/2028	8,960	10,580
5.000% due 01/01/2029	4,700	5,525
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	27,423
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	10,331
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,925	3,975
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	41,120
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,897
6.184% due 01/01/2034	10,800	13,672
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2038	2,460	719

		895,535

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,522
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,500	1,859
5.000% due 10/01/2024	1,230	1,510
5.000% due 10/01/2025	2,265	2,756
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	814
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	57,002
Purdue University, Indiana Revenue Bonds, Series 2012
5.000% due 07/01/2030	3,755	4,540

		77,003

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	1,077	32
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	26,893
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	41,160	40,607

		67,532

KANSAS 0.0%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,519
5.000% due 11/15/2029	2,500	2,946
5.000% due 11/15/2032	15,000	17,446

5.000% due 11/15/2034	5,000	5,749

		29,660

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	90,460
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.714% due 05/01/2043	2,600	2,634
3.000% due 05/01/2043	1,600	1,603
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,775

		114,472

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	8,908
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	42,358
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	19,500	24,208
5.000% due 08/15/2026	28,015	34,587
5.000% due 08/15/2030	36,300	44,081
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	28,100	35,493

		189,635

MICHIGAN 0.0%
East Lansing Economic Development Corp. Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	735
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	720	730
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (p)	105	106
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	61,103
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	310	260
Star International Academy, Michigan Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,400	1,441

		64,375

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	12,125

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	737

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	679
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	46,300	55,298

		55,977

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,100	202,127
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,657
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	122,394
7.100% due 06/01/2039	33,000	38,026
7.263% due 06/01/2034	27,500	31,804
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,340
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	37,424

		489,772

NEW JERSEY 0.2%
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	551
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,177
0.000% due 02/15/2020	65,775	51,676

0.000% due 02/15/2021	3,000	2,253
0.000% due 02/15/2026	2,710	1,502
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,555	1,556
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	158,160	158,491
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	37,149
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	102,405	147,702
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,758
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	14,248
5.000% due 06/01/2041	25,955	23,615

		476,678

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	9,628

NEW YORK 1.1%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.707% due 09/15/2029	13,810	18,150
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,770
7.336% due 11/15/2039	1,020	1,496
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	49,649
6.089% due 11/15/2040	40,000	51,169
6.548% due 11/15/2031	27,525	34,119
6.648% due 11/15/2039	80,000	103,469
7.134% due 11/15/2030	3,700	4,393
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	14,850	17,016
5.000% due 11/15/2027	20,400	23,294
5.000% due 11/15/2029	10,000	11,659
5.000% due 11/15/2042	1,635	1,848
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,532
5.985% due 12/01/2036	16,860	21,409
6.435% due 12/01/2035	4,900	5,802
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,452
5.817% due 10/01/2031	2,500	2,914
5.968% due 03/01/2036	47,580	61,432
6.246% due 06/01/2035	38,255	45,579
6.271% due 12/01/2037	4,000	5,360
6.646% due 12/01/2031	13,800	17,039
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	238
New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	10,000	11,788
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	15,000	18,361
5.000% due 08/01/2025	10,000	12,174
New York City, New York General Obligation Notes, Series 2012
5.000% due 08/01/2021	13,800	17,269
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	105,301	132,073
5.790% due 06/15/2041	65,285	74,780
6.124% due 06/15/2042	75,000	87,856
6.282% due 06/15/2042	52,100	62,119
6.491% due 06/15/2042	18,000	21,515
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	42,900	47,731
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	64,550	73,420
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	18,029
5.000% due 07/15/2028	13,995	16,775
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	87,112
5.572% due 11/01/2038	60,100	74,962
5.808% due 08/01/2030	20,000	23,062
5.932% due 11/01/2036	22,900	26,177
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	12,167
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2023	11,470	14,409
5.000% due 11/01/2024	13,345	16,603
5.000% due 08/01/2025	12,350	15,225
5.000% due 11/01/2025	23,000	28,455
5.000% due 11/01/2026	30,000	36,908

5.000% due 11/01/2027	47,510	58,170
5.000% due 02/01/2028	10,000	12,036
5.000% due 11/01/2028	28,325	34,514
5.000% due 05/01/2029	28,000	33,686
5.000% due 11/01/2029	27,930	33,870
5.000% due 02/01/2030	32,655	38,953
5.000% due 05/01/2030	5,000	5,988
5.000% due 02/01/2031	28,785	34,184
5.000% due 11/01/2032	2,335	2,789
5.000% due 05/01/2039	59,395	68,731
5.000% due 02/01/2042	23,000	26,473
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,770	14,394
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,970	12,477
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	34,838
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	59,571
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,478
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	5,000	6,067
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,667
5.000% due 03/15/2024	26,675	32,888
5.000% due 12/15/2024	25,635	31,938
5.000% due 03/15/2025	28,005	34,318
5.000% due 07/01/2025	2,500	3,063
5.000% due 12/15/2025	20,000	24,797
5.000% due 07/01/2026	2,500	3,046
5.000% due 12/15/2026	52,980	65,315
5.000% due 03/15/2027	30,875	37,407
5.000% due 07/01/2027	3,170	3,845
5.000% due 12/15/2027	50,000	61,343
5.000% due 03/15/2028	31,920	38,498
5.000% due 07/01/2028	2,500	3,018
5.000% due 12/15/2028	90,230	110,164
5.000% due 07/01/2029	2,250	2,704
5.000% due 12/15/2029	54,145	65,787
5.000% due 03/15/2030	34,185	40,857
5.000% due 12/15/2030	29,475	35,640
5.000% due 03/15/2031	26,540	31,576
5.000% due 06/15/2031	9,000	10,830
5.000% due 03/15/2035	14,130	16,460
5.000% due 03/15/2042	25,515	29,301
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,251
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2024	4,070	5,007
5.000% due 03/15/2028	25,470	30,573
5.000% due 03/15/2029	32,070	38,329
5.000% due 04/01/2029	10,000	11,969
5.000% due 03/15/2030	15,000	17,850
5.000% due 03/15/2031	13,060	15,418
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	66,339
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	512
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	111,584
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,203
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	55,000	54,342
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2025	9,635	11,790
5.000% due 01/01/2027	12,700	15,277
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	20,000	25,041
5.000% due 11/15/2024	31,420	39,119
5.000% due 11/15/2027	6,000	7,351
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	907

		3,059,302

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,024
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,577
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	13,555

North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	42,126

		58,282

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	102,049
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	68,451
6.270% due 02/15/2050	175	209
7.834% due 02/15/2041	17,400	24,383
8.084% due 02/15/2050	218,460	321,099
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	9,843
5.875% due 06/01/2030	13,800	12,613
5.875% due 06/01/2047	284,475	255,493
6.500% due 06/01/2047	16,900	16,491
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,572
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	12,400	13,987
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	77
Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	22,590
Student Loan Funding Corp. Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.228% due 06/01/2025	34,100	31,991
0.280% due 06/01/2025	7,900	7,412
0.315% due 06/01/2025	12,300	11,539
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,699
7.875% due 06/01/2031	7,000	8,067

		915,565

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,978
6.180% due 05/01/2035	18,170	19,842

		37,820

PENNSYLVANIA 0.1%
Commonwealth of Pennsylvania General Obligation Bonds, Series 2012
5.000% due 06/01/2025	34,740	42,999
5.000% due 06/01/2027	28,010	34,321
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	530
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,826
5.000% due 02/15/2026	5,390	6,365
5.000% due 02/15/2027	4,625	5,466
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	39,600
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,134
Pennsylvania Turnpike Commission Revenue Bonds, Series 2012
5.000% due 12/01/2042	22,150	25,030
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	8,369
6.765% due 06/01/2040	25,000	29,711
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	335	345

		197,696

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	7,247
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,536

		8,783

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	188

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	9
6.000% due 11/15/2042	535	397

South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	60,000	67,160

		67,566

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,285
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	289	4
Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2031	8,285	10,029
5.000% due 05/01/2039	5,500	6,457

		23,775

TEXAS 0.2%
Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	6,595	8,035
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	15,502
5.000% due 11/15/2037	10,000	11,678
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,680
City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.250% due 02/01/2024	53,750	69,785
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
7.566% due 02/15/2014	6,500	7,682
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	190
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	160,538
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	597
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	5,000	6,317
5.000% due 10/01/2024	4,015	5,028
El Paso County, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2027	5,000	5,913
Houston, Texas General Obligation Bonds, Series 2009
5.000% due 03/01/2021	10,000	12,071
Houston, Texas Utility System Revenue Bonds, Series 2012
5.000% due 11/15/2042	6,000	6,902
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.460% due 04/01/2040	13,931	14,251
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2025	17,025	20,943
5.000% due 09/01/2028	20,180	24,359
5.000% due 09/01/2029	21,305	25,621
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	101
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	21,973
San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012
5.000% due 09/15/2029	6,000	7,097
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	12,041
San Antonio, Texas General Obligation Bonds, Series 2012
5.000% due 02/01/2024	2,500	3,141
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,552
6.308% due 02/01/2037	40,400	45,643
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2025	19,990	12,825
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	44,550	54,540
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,683

		603,688

UTAH 0.0%
Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,325
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	221
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	828

		2,374

VIRGINIA 0.0%
Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2026	15,340	18,842

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2029	23,835	29,026

		47,868

WASHINGTON 0.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2024	3,000	3,732
5.000% due 02/01/2025	5,000	6,127
5.000% due 11/01/2025	2,500	3,088
5.000% due 02/01/2026	11,630	14,178
5.000% due 11/01/2028	3,725	4,532
King County, Washington General Obligation Bonds, Series 2012
5.000% due 01/01/2027	10,160	12,516
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,994
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2012
5.000% due 06/01/2026	15,315	18,708
Seattle, Washington Revenue Bonds, Series 2012
5.000% due 09/01/2027	10,025	12,184
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,410
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,321
University of Washington Revenue Bonds, Series 2011
5.000% due 04/01/2033	8,830	10,286
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,373
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,231
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,795
Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	13,521
5.000% due 08/01/2028	12,235	14,687
Washington State General Obligation Bonds, Series 2012
5.000% due 08/01/2024	11,525	14,331
5.000% due 07/01/2025	14,250	17,596
5.000% due 08/01/2025	12,115	14,982
5.000% due 07/01/2026	43,130	52,968
5.000% due 08/01/2026	12,745	15,675
5.000% due 08/01/2027	8,395	10,276
5.000% due 08/01/2028	11,575	14,113
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	2,450	2,463
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,552
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	33,755	41,607

		340,246

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	162,685	130,356

WISCONSIN 0.1%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State General Obligation Bonds, Series 2012
5.000% due 05/01/2023	7,035	8,731
5.000% due 05/01/2024	7,970	9,857
5.000% due 05/01/2025	11,160	13,573
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	95,142

		127,753

Total Municipal Bonds & Notes (Cost $12,652,436)		14,439,772

U.S. GOVERNMENT AGENCIES 40.4%
Bolivia Government AID Bond
0.376% due 02/01/2019	3,042	2,929
Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	142,499	136,033
0.000% due 04/25/2018 - 03/25/2036 (b)	7,032	6,701
0.270% due 07/25/2037	516	496
0.310% due 01/25/2021	91	91
0.330% due 03/25/2034	182	182
0.340% due 03/25/2036	4,678	4,380
0.360% due 08/25/2034	161	159
0.410% due 05/25/2035 - 10/27/2037	102,949	102,476
0.450% due 06/25/2032	29	29
0.460% due 03/25/2035 - 05/25/2037	203	204
0.510% due 12/25/2028 - 03/25/2037	7,914	7,960

0.520% due 04/25/2037	136,089	136,821
0.530% due 06/25/2037	22	22
0.560% due 08/25/2033 - 03/25/2044	54,726	54,984
0.570% due 03/25/2037	179	180
0.590% due 07/25/2037	5,459	5,499
0.609% due 04/18/2028	96	97
0.610% due 06/25/2029 - 11/25/2036	8,564	8,560
0.620% due 09/25/2035	34,964	35,300
0.655% due 02/25/2037	26,124	26,348
0.659% due 10/18/2030	586	589
0.660% due 10/25/2030 - 12/25/2041	107,450	108,750
0.669% due 08/25/2021 - 03/25/2022	15	16
0.710% due 03/25/2017 - 04/25/2038	86,379	87,339
0.759% due 12/18/2031	174	177
0.790% due 08/25/2037 - 06/25/2041	39,208	39,564
0.810% due 05/25/2030	137	137
0.819% due 11/25/2013 - 08/25/2022	16	15
0.840% due 05/25/2040	6,616	6,701
0.860% due 05/25/2030	137	137
0.869% due 10/25/2023 - 03/25/2024	1,414	1,431
0.875% due 08/28/2017 - 12/20/2017	598,830	600,894
0.910% due 10/25/2037 - 06/25/2040	41,592	41,953
0.930% due 06/25/2037	20,222	20,402
0.940% due 06/25/2040	111,031	111,936
0.942% due 11/01/2021	6,000	6,027
0.950% due 03/25/2040	11,278	11,417
0.960% due 03/25/2038 - 06/25/2040	56,014	56,577
1.019% due 01/25/2022	20	21
1.030% due 12/25/2039	2,737	2,780
1.049% due 01/25/2022	51	51
1.069% due 12/25/2021	25	25
1.110% due 04/25/2032	30	31
1.125% due 04/27/2017	857,700	874,306
1.219% due 04/25/2023	166	169
1.250% due 01/30/2017	122,100	125,297
1.305% due 04/01/2027	25	26
1.360% due 07/01/2042 - 10/01/2044	25,516	25,925
1.361% due 12/01/2044	3,983	4,044
1.366% due 10/01/2044	12,014	12,375
1.375% due 11/15/2016 - 01/01/2021	105,808	109,105
1.410% due 09/01/2041	13,148	13,559
1.560% due 10/01/2030 - 10/01/2040	4,301	4,449
1.750% due 02/01/2022	93	93
1.763% due 05/01/2023	110	112
1.875% due 02/01/2020 - 12/01/2020	254	265
1.882% due 03/01/2019	372	389
1.895% due 11/01/2031	111	111
1.900% due 01/01/2020	288	302
1.927% due 02/01/2023	49	50
1.953% due 06/01/2023	71	72
1.954% due 09/01/2022	81	83
1.959% due 09/01/2014	4	5
1.980% due 06/01/2035	1,301	1,365
2.043% due 07/01/2019 - 04/01/2027	84	87
2.052% due 11/01/2035	2,745	2,884
2.059% due 08/01/2025	714	758
2.064% due 06/01/2021 - 11/01/2023	261	273
2.110% due 05/01/2024	10	10
2.127% due 05/01/2030	9	9
2.143% due 10/01/2024 - 09/01/2035	154	160
2.151% due 03/01/2035	50	52
2.160% due 06/01/2030	39	40
2.170% due 11/01/2023	15	15
2.171% due 10/01/2019	73	77
2.179% due 11/01/2019	32	32
2.181% due 07/01/2024	194	199
2.190% due 12/01/2023 - 11/01/2025	226	238
2.199% due 08/01/2032	40	40
2.220% due 07/01/2026 - 04/01/2027	11	12
2.223% due 05/01/2036	841	897
2.239% due 01/01/2035	6,338	6,696
2.240% due 04/01/2033	53	57
2.243% due 02/01/2035	2,526	2,677
2.244% due 11/01/2035	9,404	9,912
2.245% due 11/01/2025	85	90
2.249% due 01/01/2035	9,482	9,924
2.255% due 08/01/2027	918	981
2.256% due 04/01/2034 - 07/01/2035	144	153
2.260% due 08/01/2033	19	21
2.261% due 09/01/2033	98	104
2.265% due 09/01/2029	4	4
2.271% due 09/01/2024	109	111
2.272% due 03/01/2025 - 02/01/2034	451	481
2.277% due 09/01/2033	39	40
2.280% due 12/01/2022	19	20
2.284% due 12/01/2033	787	839

2.287% due 02/01/2035	2,581	2,737
2.288% due 10/01/2020	12	13
2.291% due 05/01/2025	130	138
2.298% due 06/01/2015	33	35
2.299% due 03/01/2034	6,546	6,954
2.300% due 10/01/2024 - 01/01/2036	820	874
2.301% due 02/01/2027 - 10/01/2034	1,644	1,748
2.303% due 07/01/2021	19	20
2.310% due 08/01/2022 - 07/01/2035	75,131	76,845
2.314% due 08/01/2026	81	87
2.315% due 11/01/2023 - 06/01/2035	7,395	7,849
2.320% due 06/01/2023	16	16
2.324% due 01/01/2035	6,611	6,961
2.325% due 12/01/2023 - 06/01/2024	167	174
2.328% due 01/01/2035	147	154
2.332% due 12/01/2025	99	104
2.333% due 11/01/2035	2,814	3,003
2.334% due 01/01/2026	118	126
2.335% due 02/01/2035	357	377
2.337% due 11/01/2025	373	400
2.339% due 10/01/2034	1,530	1,613
2.344% due 03/01/2033	95	98
2.345% due 07/01/2026	9	9
2.346% due 04/01/2027	32	35
2.354% due 12/01/2034	167	175
2.355% due 09/01/2023	111	117
2.358% due 09/01/2024	73	74
2.361% due 05/01/2026	30	32
2.364% due 11/01/2025	19	20
2.367% due 12/01/2024	10	10
2.368% due 11/01/2034	1,347	1,425
2.372% due 06/01/2030	71	72
2.375% due 04/01/2017 - 03/01/2024	21	21
2.377% due 12/01/2034	142	149
2.382% due 08/01/2035	65	69
2.385% due 06/01/2035	4,559	4,856
2.386% due 06/01/2025	54	57
2.388% due 04/01/2036	214	228
2.395% due 12/01/2025	234	251
2.396% due 07/01/2020	42	42
2.404% due 05/01/2030	7	7
2.415% due 08/01/2035 - 09/01/2035	1,317	1,405
2.423% due 10/01/2034	291	308
2.425% due 08/01/2031	113	115
2.426% due 11/01/2034	1,930	2,027
2.430% due 01/25/2019	45,000	48,001
2.437% due 01/01/2035	1,242	1,324
2.440% due 11/01/2025	58	58
2.450% due 10/01/2027 - 08/01/2035	316	334
2.454% due 11/01/2035	278	292
2.459% due 02/01/2028	35	37
2.460% due 08/01/2022 - 03/01/2026	17,844	18,401
2.475% due 05/01/2022	5	5
2.477% due 12/01/2033	358	378
2.479% due 10/01/2035	806	860
2.483% due 06/01/2025	275	295
2.492% due 11/01/2034	3,148	3,391
2.500% due 02/01/2024 - 01/01/2028	1,743,927	1,824,041
2.503% due 12/01/2034	1,011	1,073
2.530% due 10/01/2022	17,951	18,560
2.538% due 06/01/2033	82	87
2.540% due 05/01/2034	369	392
2.541% due 10/01/2023	16	17
2.548% due 07/01/2017	394	405
2.550% due 09/01/2034	850	892
2.556% due 11/01/2032	57	61
2.578% due 09/01/2035	5,988	6,292
2.585% due 11/01/2023	12	12
2.587% due 05/01/2035	166	176
2.594% due 06/01/2035	1,240	1,318
2.603% due 01/01/2036	470	501
2.607% due 12/01/2034	67	71
2.610% due 12/01/2023	30	32
2.613% due 08/01/2027	71	76
2.623% due 02/01/2035	2,648	2,832
2.625% due 11/01/2034	40	43
2.630% due 10/01/2035	1,242	1,322
2.633% due 12/01/2034	27	29
2.637% due 12/01/2036	83	89
2.639% due 09/01/2017	233	240
2.645% due 09/01/2035	50	53
2.649% due 07/01/2034	20	21
2.653% due 04/01/2018	95	98
2.655% due 12/01/2035	7	8
2.656% due 12/01/2027	229	244
2.660% due 08/01/2022 - 10/01/2034	7,755	8,147

2.665% due 07/01/2022	5,957	6,227
2.666% due 02/01/2035	2,166	2,300
2.667% due 02/01/2035	2,260	2,410
2.670% due 08/01/2022	21,015	21,947
2.677% due 12/01/2030	12	13
2.680% due 02/01/2022	27,705	28,922
2.681% due 09/01/2034	12,687	13,510
2.689% due 05/01/2033	177	189
2.693% due 06/01/2034	15	16
2.696% due 07/01/2033	11	12
2.705% due 07/01/2035	40	42
2.711% due 11/01/2035	660	706
2.713% due 05/25/2035	17,771	18,863
2.716% due 11/01/2024	906	949
2.718% due 03/01/2033	139	147
2.720% due 07/01/2035 - 09/01/2035	6,670	7,134
2.721% due 03/01/2035	879	933
2.722% due 04/01/2026	13	13
2.723% due 08/01/2035	815	867
2.725% due 12/01/2026	11	11
2.727% due 09/01/2035	460	482
2.736% due 12/01/2033	900	962
2.737% due 08/01/2035	2,259	2,404
2.739% due 12/01/2017	337	351
2.740% due 08/01/2022 - 11/01/2035	18,765	19,808
2.741% due 05/01/2035	14,898	15,866
2.746% due 01/01/2037	156	167
2.750% due 07/01/2022 - 09/01/2022	11,580	12,175
2.752% due 04/01/2024 - 05/01/2037	208	210
2.757% due 08/01/2035	5,508	5,862
2.770% due 06/01/2022	14,371	15,130
2.778% due 09/01/2035	178	190
2.780% due 06/01/2022 - 08/01/2022	15,491	16,305
2.782% due 02/01/2035	45	48
2.783% due 10/01/2026 - 07/01/2034	2,928	3,111
2.790% due 07/01/2022	4,470	4,707
2.792% due 04/01/2034	198	211
2.797% due 03/01/2034	4,996	5,333
2.800% due 03/01/2018 - 08/01/2022	12,723	13,419
2.804% due 05/01/2035	7,776	8,297
2.810% due 02/01/2036	189	201
2.813% due 11/01/2034	1,293	1,378
2.814% due 08/01/2035	551	587
2.820% due 04/01/2022 - 07/01/2022	24,115	25,483
2.830% due 07/01/2022 - 03/01/2035	3,664	3,867
2.840% due 06/01/2035	101	107
2.846% due 01/01/2037	146	154
2.850% due 05/01/2022	2,172	2,299
2.862% due 09/01/2035	1,086	1,160
2.870% due 03/01/2022 - 09/01/2027	210,067	207,503
2.874% due 09/01/2037	66	72
2.875% due 01/01/2018 - 11/01/2027	86	91
2.888% due 05/01/2035	3,070	3,277
2.897% due 08/01/2023	39	39
2.900% due 05/01/2022	6,800	7,220
2.901% due 09/01/2019	392	406
2.914% due 07/01/2035	1,801	1,923
2.920% due 03/01/2022 - 06/01/2022	27,700	29,251
2.940% due 06/01/2022	8,435	8,975
2.943% due 05/01/2014	14	15
2.952% due 02/01/2028	307	318
2.960% due 05/01/2022 - 07/01/2022	6,950	7,388
2.963% due 03/01/2036	333	356
2.975% due 06/01/2019	1	1
2.990% due 06/01/2022	17,000	18,018
3.000% due 10/01/2020 - 02/01/2043	7,823,567	8,215,780
3.018% due 04/01/2024	12	12
3.040% due 04/01/2022	3,205	3,291
3.043% due 05/01/2022	8,914	9,639
3.050% due 10/01/2020	22	22
3.063% due 09/01/2035	785	838
3.120% due 04/01/2022 - 04/01/2035	8,667	9,292
3.125% due 08/01/2024	30	30
3.140% due 11/01/2021	8,700	9,407
3.142% due 02/01/2021	41	41
3.161% due 08/01/2027	486	523
3.191% due 06/01/2035	817	871
3.220% due 07/01/2019	6	6
3.241% due 02/01/2021	35	35
3.245% due 02/01/2033	1	1
3.250% due 10/01/2024	4	4
3.330% due 11/01/2021 - 12/01/2021	35,802	39,259
3.380% due 11/01/2021	1,084	1,194
3.416% due 10/01/2020	414	457
3.420% due 11/01/2021	5,533	5,978
3.426% due 05/01/2023	171	176

3.430% due 03/01/2022	69,301	76,630
3.500% due 09/01/2013 - 01/01/2043	15,973,194	17,023,064
3.514% due 09/01/2021	6	6
3.570% due 11/01/2021	2,870	3,182
3.605% due 07/01/2024	76	78
3.632% due 12/01/2020	316	354
3.723% due 03/01/2023	111	112
3.750% due 01/01/2020	6	6
3.761% due 10/01/2027	128	134
3.840% due 05/01/2018	350	393
3.927% due 04/01/2038	18	19
3.930% due 06/01/2022	24	24
3.957% due 07/01/2021	300	339
3.980% due 07/01/2021	45,500	51,055
4.000% due 10/01/2013 - 02/01/2043	37,678,461	40,438,942
4.021% due 08/01/2022	604	613
4.250% due 05/01/2016	11,884	12,996
4.295% due 11/01/2021	33	33
4.305% due 09/01/2028	140	146
4.375% due 06/01/2021 - 03/01/2023	639	737
4.392% due 02/01/2028	19	21
4.437% due 02/01/2020	22	23
4.491% due 12/01/2036	578	611
4.500% due 04/01/2013 - 02/01/2043	16,832,385	18,245,537
4.501% due 07/01/2019	33,752	39,231
4.612% due 09/01/2034	563	609
4.822% due 02/01/2036	118	127
4.823% due 04/01/2013	18	18
4.854% due 02/01/2013	53	53
4.890% due 02/01/2013	39	39
4.947% due 01/01/2036	19	20
4.991% due 06/01/2035	1,119	1,199
4.993% due 03/01/2024	15	15
5.000% due 02/13/2017 - 02/01/2042	3,679,866	4,026,552
5.004% due 05/01/2035	147	158
5.025% due 11/01/2022	13	14
5.030% due 05/01/2024	2,205	2,600
5.040% due 10/01/2035	794	851
5.083% due 07/01/2035	509	548
5.132% due 09/01/2035	1,641	1,764
5.133% due 11/01/2035	1,632	1,754
5.137% due 09/01/2035	571	613
5.145% due 08/01/2035	1,255	1,350
5.150% due 08/01/2035	1,321	1,421
5.152% due 11/01/2035	944	1,014
5.153% due 02/01/2016	172	193
5.158% due 09/01/2035	19	21
5.184% due 07/01/2035	1,062	1,143
5.210% due 10/01/2035	1,844	1,984
5.215% due 11/01/2035 - 12/01/2035	201	216
5.224% due 12/01/2035	705	759
5.236% due 07/01/2035	631	680
5.252% due 10/01/2035	1,124	1,211
5.258% due 08/01/2035	1,218	1,313
5.276% due 06/01/2029	37	38
5.284% due 09/01/2035	1,390	1,496
5.285% due 10/01/2035	1,461	1,572
5.290% due 11/25/2033	206	211
5.310% due 08/25/2033	1,051	1,077
5.319% due 01/01/2036	1,112	1,198
5.328% due 11/01/2035	1,497	1,615
5.335% due 11/01/2035	1,508	1,627
5.353% due 10/01/2035	302	326
5.370% due 08/25/2043	1,062	1,092
5.375% due 06/12/2017	144,200	173,573
5.431% due 03/01/2036	724	774
5.496% due 03/01/2036	921	995
5.500% due 06/01/2017 - 02/01/2043	3,921,298	4,282,588
5.547% due 12/01/2035	876	949
5.647% due 02/01/2036	1,446	1,570
5.670% due 03/01/2023	295	319
5.706% due 04/01/2036	4	4
5.740% due 03/01/2036	1,183	1,287
5.750% due 12/20/2027 - 01/01/2036	2,272	2,477
5.754% due 09/01/2014	195	206
5.790% due 10/01/2017	375	435
5.794% due 03/01/2036 - 06/01/2036	1,308	1,423
5.851% due 09/01/2037	7	8
5.890% due 06/25/2037 (a)	3,603	548
5.967% due 09/01/2036	1	1
5.996% due 09/01/2036	14	15
6.000% due 04/01/2013 - 10/25/2044	2,800,599	3,073,520
6.040% due 05/25/2037 - 06/25/2037 (a)	6,065	1,064
6.160% due 08/01/2017	145	164
6.176% due 12/25/2042	18,363	22,421
6.250% due 07/01/2024 - 02/25/2029	834	953

6.290% due 02/25/2029	500	564
6.300% due 10/17/2038	2,951	3,213
6.340% due 07/25/2036 (a)	3,023	556
6.390% due 06/25/2037 (a)	3,259	556
6.440% due 07/25/2037 (a)	3,776	605
6.461% due 10/25/2042	20,218	22,721
6.500% due 04/01/2013 - 02/25/2047	78,920	89,888
6.706% due 03/25/2042	3,353	3,415
6.750% due 10/25/2023	150	175
6.900% due 05/25/2023	21	24
6.982% due 08/25/2037	267	309
7.000% due 09/01/2013 - 01/25/2048	12,023	13,672
7.250% due 01/01/2023	338	379
7.290% due 09/25/2038 (a)	1,982	293
7.375% due 05/25/2022	507	596
7.500% due 06/01/2013 - 07/25/2041	4,297	4,792
7.750% due 01/25/2022	659	729
7.780% due 01/01/2018	1,863	2,034
7.800% due 10/25/2022 - 06/25/2026	126	149
8.000% due 06/01/2015 - 08/01/2032	10,215	12,388
8.000% due 08/18/2027 (a)	5	1
8.060% due 04/01/2030	1,571	1,976
8.080% due 04/01/2030	866	965
8.200% due 04/25/2025	1	1
8.490% due 06/01/2025	751	851
8.500% due 06/01/2017 - 07/01/2037	2,273	2,725
8.500% due 01/01/2018 (a)	2	0
8.699% due 03/25/2039	17	19
8.750% due 01/25/2021	97	110
9.000% due 04/01/2017 - 11/01/2025	724	848
9.000% due 06/25/2022 (a)	22	5
9.250% due 04/25/2018	9	9
9.300% due 05/25/2018 - 08/25/2019	29	32
9.500% due 01/01/2018 - 03/01/2026	362	416
9.599% due 09/25/2028	116	124
10.000% due 11/01/2013 - 05/01/2022	62	66
10.500% due 11/01/2013 - 04/01/2022	4	4
11.000% due 11/01/2013 - 11/01/2020	39	43
11.500% due 08/20/2016 - 11/01/2019	1	1
903.213% due 08/25/2021 (a)	0	3
1,000.000% due 04/25/2022 (a)	0	5
Farmer Mac
6.775% due 01/25/2013	264	261
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	15,059	15,077
2.980% due 12/06/2020	7,201	7,579
Federal Farm Credit Bank
4.350% due 03/05/2015	400	435
Federal Home Loan Bank
5.000% due 09/28/2029	270	347
5.250% due 09/12/2014	150	162
Federal Housing Administration
1.000% due 12/01/2018 - 08/01/2020	2,260	2,256
6.896% due 07/01/2020	5,140	5,034
6.960% due 05/01/2016	17	17
7.110% due 05/01/2019	927	908
7.315% due 08/01/2019	2,546	2,498
7.350% due 04/01/2019	13	12
7.375% due 02/01/2018	95	93
7.400% due 01/25/2020	522	512
7.430% due 10/01/2018 - 05/01/2024	3,176	3,133
7.430% due 12/01/2018 ^	269	265
7.450% due 05/01/2021	1,763	1,738
7.460% due 01/01/2023	27	27
7.465% due 11/01/2019	1,283	1,263
Freddie Mac
0.250% due 12/25/2036	9,387	9,328
0.359% due 07/15/2019 - 08/15/2019	7,654	7,664
0.449% due 05/15/2036	29	29
0.459% due 07/15/2034	506	506
0.470% due 08/25/2031	470	460
0.509% due 02/15/2037	19	19
0.549% due 02/15/2037	110	111
0.559% due 12/15/2029 - 12/15/2030	97	98
0.609% due 06/15/2018 - 05/15/2041	31,926	32,215
0.659% due 06/15/2023 - 12/15/2031	204	205
0.709% due 06/15/2030 - 12/15/2032	218	220
0.750% due 01/12/2018	1,037,500	1,031,742
0.779% due 06/15/2041 - 07/15/2041	56,028	56,526
0.789% due 05/15/2032 - 07/15/2037	26,248	26,648
0.819% due 07/15/2037	1,897	1,915
0.879% due 08/15/2037	13,110	13,240
0.909% due 08/15/2037	4,461	4,510
0.919% due 10/15/2037	7,425	7,497
0.929% due 05/15/2037 - 09/15/2037	5,418	5,463
0.959% due 08/15/2036	214	216

1.000% due 03/08/2017 - 09/29/2017	2,427,900	2,460,356
1.059% due 11/15/2039	118	120
1.210% due 05/25/2043	8,756	8,680
1.250% due 05/12/2017 - 02/15/2021	2,032,090	2,039,449
1.360% due 10/25/2044 - 02/25/2045	38,645	37,790
1.380% due 10/25/2023	112	111
1.535% due 07/25/2044	4,728	4,849
1.559% due 12/25/2018 (a)	294,443	23,334
1.598% due 01/01/2022	50	51
1.625% due 04/01/2017 - 06/01/2017	3	3
1.750% due 05/30/2019	189,900	196,693
1.870% due 10/25/2023	562	586
1.875% due 12/01/2016	45	46
1.898% due 06/01/2022	7	7
2.039% due 10/01/2022	29	29
2.125% due 02/01/2018 - 09/01/2018	76	78
2.161% due 06/01/2033	230	242
2.170% due 12/01/2022	7	7
2.171% due 07/01/2023	40	40
2.198% due 10/01/2023	33	35
2.210% due 07/01/2020	91	92
2.222% due 07/01/2032	2	2
2.235% due 07/01/2022	72	73
2.250% due 01/01/2019	1	1
2.265% due 05/01/2020 - 11/01/2026	238	251
2.285% due 05/01/2023	70	71
2.304% due 04/01/2025	2	2
2.306% due 06/01/2022	220	225
2.311% due 04/01/2025	62	63
2.314% due 06/01/2021	208	221
2.315% due 07/01/2024	58	60
2.317% due 08/01/2023	71	74
2.320% due 02/01/2037	23	24
2.325% due 09/01/2028	2	2
2.326% due 04/01/2024	359	384
2.330% due 06/01/2022	66	67
2.336% due 06/01/2024	252	269
2.338% due 12/01/2026	379	389
2.344% due 11/01/2023 - 02/01/2025	135	143
2.347% due 07/01/2024	46	49
2.355% due 08/01/2023	289	300
2.361% due 02/01/2023 - 05/01/2023	91	94
2.365% due 08/01/2023 - 11/01/2023	107	112
2.366% due 05/01/2022	12	12
2.367% due 10/01/2026 - 01/01/2034	3,689	3,930
2.369% due 07/01/2025	295	312
2.374% due 04/01/2029	95	100
2.375% due 01/13/2022 - 08/01/2035	1,262,862	1,321,003
2.381% due 08/01/2035	58	62
2.382% due 11/01/2028	384	410
2.383% due 09/01/2023	387	413
2.384% due 05/01/2023	44	44
2.395% due 10/01/2024	57	61
2.397% due 09/01/2023 - 11/01/2035	12,305	13,114
2.403% due 10/01/2023	96	102
2.406% due 10/01/2023	78	80
2.428% due 02/01/2026	328	352
2.457% due 09/01/2035	77	82
2.464% due 08/01/2023	622	664
2.470% due 10/01/2023	209	223
2.472% due 03/01/2035	1,335	1,414
2.480% due 02/01/2021	5	5
2.482% due 07/01/2027	14	15
2.494% due 09/01/2023	234	249
2.497% due 01/01/2028	22	24
2.500% due 12/01/2023	95	100
2.526% due 06/01/2020	53	53
2.528% due 10/01/2024	16	17
2.530% due 01/01/2019	36	37
2.533% due 07/01/2030	569	589
2.564% due 09/01/2023	112	112
2.577% due 01/01/2024	18	18
2.581% due 10/01/2023	71	75
2.586% due 04/01/2036	846	902
2.591% due 09/01/2035	39	41
2.612% due 03/01/2024	172	182
2.625% due 04/01/2023 - 03/01/2035	161	170
2.627% due 08/01/2023	34	35
2.645% due 01/01/2035	199	201
2.670% due 06/01/2030	332	355
2.697% due 01/01/2037	158	168
2.703% due 08/01/2035	476	506
2.711% due 05/01/2035	15,018	16,080
2.724% due 10/01/2035	508	544
2.726% due 07/01/2019	117	119
2.740% due 06/01/2035	30,868	32,877

2.748% due 10/01/2035		12,730	13,581
2.758% due 02/01/2036 - 06/01/2037		467	496
2.759% due 08/01/2035		176	187
2.771% due 07/01/2023		65	66
2.805% due 10/01/2035		10,069	10,752
2.815% due 07/01/2033		12	13
2.835% due 07/01/2035		6,739	7,186
2.837% due 05/01/2037		53	57
2.840% due 03/01/2035		18	19
2.845% due 05/01/2037		152	162
2.846% due 10/01/2035		21,264	22,699
2.855% due 09/01/2037		19	20
2.856% due 10/01/2023 - 08/01/2035		74	76
2.857% due 02/01/2037		18	19
2.860% due 09/01/2035		4,878	5,217
2.865% due 07/01/2036		8	9
2.874% due 11/01/2035		9,267	9,927
2.896% due 09/01/2035		196	210
2.909% due 04/01/2036		6	6
2.917% due 05/01/2021		540	557
2.921% due 10/01/2035		11,542	12,359
2.940% due 07/01/2032		67	72
2.952% due 07/01/2035		6,132	6,564
2.976% due 05/01/2036		485	514
3.030% due 02/01/2019		20	20
3.035% due 11/01/2034		424	454
3.064% due 12/01/2018		163	164
3.075% due 01/01/2019		1	1
3.105% due 05/01/2018		35	36
3.115% due 03/01/2022		563	601
3.131% due 07/01/2019		2	2
3.135% due 08/15/2032		3,913	4,089
3.232% due 05/01/2018		93	93
3.250% due 05/01/2023 - 11/15/2025		137	140
3.262% due 01/01/2021		23	23
3.336% due 04/01/2029		21	21
3.348% due 05/01/2018		125	126
3.350% due 11/15/2025		500	510
3.389% due 03/01/2021		259	263
3.500% due 09/01/2018 - 08/15/2042		19,603	20,233
3.740% due 10/01/2020		5	5
3.750% due 03/27/2019		176,500	204,280
4.000% due 09/15/2018 - 01/01/2043		501,564	536,403
4.150% due 06/15/2030		570	586
4.331% due 05/01/2020		10	10
4.375% due 01/15/2014	EUR	375	512
4.400% due 01/15/2025		$650	651
4.500% due 05/01/2013 - 01/01/2043		3,069,505	3,304,902
4.730% due 01/01/2036		6	6
4.791% due 10/01/2020		102	103
5.000% due 02/01/2013 - 07/01/2040		86,847	94,696
5.050% due 01/26/2015		180	198
5.083% due 10/01/2035		1,736	1,862
5.307% due 12/01/2035		898	967
5.415% due 11/01/2035		659	713
5.481% due 02/01/2038		20	22
5.500% due 10/01/2013 - 07/01/2047		516,432	561,295
5.683% due 03/01/2036		729	793
5.736% due 12/01/2037		113	119
5.842% due 04/01/2036		1,056	1,149
5.950% due 06/15/2028		33,978	38,510
6.000% due 02/01/2013 - 01/01/2043		800,088	873,934
6.041% due 02/15/2038 (a)		2,496	381
6.250% due 12/15/2028		539	604
6.441% due 11/15/2036 (a)		33,674	6,264
6.500% due 01/01/2013 - 10/25/2043		157,200	171,709
6.950% due 07/15/2021 - 08/15/2021		56	62
7.000% due 01/01/2014 - 10/25/2043		22,769	25,906
7.000% due 09/15/2023 (a)		11	2
7.400% due 02/01/2021		409	401
7.500% due 02/01/2016 - 11/01/2037		9,200	10,410
7.645% due 05/01/2025		6,489	7,751
7.800% due 09/15/2020		5	5
8.000% due 11/01/2013 - 06/01/2030		1,705	1,981
8.250% due 06/15/2022		105	121
8.382% due 08/15/2041		4,903	4,958
8.500% due 07/01/2014 - 06/01/2030		1,064	1,223
8.750% due 12/15/2020		50	59
8.755% due 11/15/2033		1,645	1,880
8.900% due 11/15/2020		287	323
9.000% due 10/01/2013 - 07/01/2030		322	365
9.000% due 05/01/2022 (a)		2	0
9.250% due 07/01/2017		2	2
9.482% due 01/15/2041		60,686	63,544
9.500% due 09/01/2016 - 12/01/2022		314	354
10.000% due 06/01/2017 - 03/01/2021		15	17

10.500% due 10/01/2017 - 01/01/2021	5	7
11.000% due 07/01/2019 - 05/01/2020	1	1
13.250% due 10/01/2013	11	11
20.069% due 05/15/2033	1,048	1,441
37.386% due 08/15/2037	2,284	4,298
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	2
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)	1,134,027	13,773
3.882% due 01/25/2047	100	99
Ginnie Mae
0.511% due 05/20/2037	50,347	50,550
0.609% due 06/16/2031 -03/16/2032	319	322
0.659% due 11/16/2029 - 10/16/2030	313	317
0.709% due 02/16/2030 - 04/16/2032	1,725	1,745
0.711% due 09/20/2030	116	118
0.759% due 12/16/2025	54	55
0.809% due 02/16/2030	1,315	1,337
0.859% due 02/16/2030	537	546
1.110% due 02/20/2060	48,309	49,243
1.161% due 03/20/2031	90	92
1.465% due 11/16/2043 (a)	175,661	14,106
1.625% due 02/20/2017 - 02/20/2034	32,958	34,155
1.750% due 07/20/2017 - 07/20/2034	36,294	37,891
2.000% due 05/20/2017 - 08/20/2030	11,476	11,938
2.125% due 01/20/2025	12	12
2.500% due 06/20/2021 - 04/20/2041	20,592	21,626
3.000% due 12/20/2018 - 06/20/2025	193	201
3.500% due 12/20/2017 - 12/20/2020	107	111
3.950% due 07/15/2025	128	140
4.000% due 12/20/2015 - 05/20/2041	4,189	4,500
4.500% due 11/16/2028 - 08/15/2033	2,903	3,223
4.750% due 07/20/2035	2,098	2,423
5.000% due 02/20/2031 - 10/15/2037	474	504
5.196% due 10/16/2037	1,500	1,679
5.244% due 04/16/2038	1,560	1,703
5.500% due 05/20/2017 - 03/16/2034	1,793	2,138
6.000% due 08/15/2013 - 02/15/2040	19,407	22,011
6.250% due 03/16/2029	320	345
6.391% due 08/16/2033 (a)	2,081	510
6.500% due 11/15/2023 - 09/20/2038	26,716	30,487
6.750% due 06/20/2028 - 10/16/2040	13,169	14,943
7.000% due 06/15/2013 - 10/15/2034	3,559	4,056
7.500% due 05/20/2017 - 02/15/2035	4,316	4,888
7.750% due 08/20/2025 - 12/15/2040	1,513	1,619
8.000% due 01/15/2017 - 10/20/2031	777	908
8.250% due 04/15/2020	35	41
8.300% due 06/15/2019	10	11
8.500% due 07/15/2016 - 04/15/2031	552	626
9.000% due 04/20/2016 - 01/15/2031	543	600
9.500% due 09/15/2016 - 12/15/2026	244	260
10.000% due 02/15/2013 - 02/15/2025	152	168
10.250% due 02/20/2019	7	7
10.500% due 12/15/2015 - 09/15/2021	54	54
11.000% due 06/15/2013 - 09/15/2017	2	2
12.000% due 09/20/2013 - 05/15/2016	9	9
13.500% due 09/15/2014	1	1
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	69	69
1.000% due 03/25/2025 - 07/25/2025	88	90
1.100% due 01/25/2019 - 11/25/2024	93	94
3.870% due 01/01/2014	166	167
4.120% due 03/10/2014	202	207
4.190% due 03/01/2030	21,423	23,699
4.330% due 07/01/2014	36	37
4.340% due 03/01/2024	132	146
4.350% due 07/01/2023	418	459
4.430% due 05/01/2029	4,305	4,789
4.504% due 02/10/2014	10	10
4.524% due 02/10/2013	592	594
4.580% due 03/01/2018	313	333
4.625% due 02/01/2025	887	992
4.684% due 09/10/2014	4,675	4,885
4.750% due 07/01/2025	3,064	3,414
4.754% due 08/10/2014	521	535
4.770% due 04/01/2024	557	622
4.840% due 02/01/2023 - 05/01/2025	12,374	13,866
4.870% due 12/01/2024	1,152	1,299
4.890% due 12/01/2023	671	747
4.930% due 01/01/2024	1,492	1,649
4.950% due 03/01/2025	1,280	1,415
4.980% due 11/01/2023	4,646	5,177
5.090% due 10/01/2025	465	524
5.110% due 05/01/2017 - 08/01/2025	1,264	1,414
5.120% due 11/01/2017	84	90
5.130% due 09/01/2023	3,515	3,905

5.136% due 08/10/2013	87	89
5.160% due 02/01/2028	2,338	2,687
5.170% due 01/01/2028	1,713	1,973
5.190% due 01/01/2017 - 07/01/2024	270	299
5.200% due 11/01/2015	102	106
5.230% due 11/01/2016	148	156
5.240% due 08/01/2023	383	427
5.290% due 12/01/2027	48,763	55,881
5.310% due 05/01/2027	259	298
5.320% due 04/01/2027	322	370
5.340% due 11/01/2021	2,567	2,842
5.370% due 09/01/2016	160	168
5.490% due 05/01/2028	18,309	21,228
5.510% due 11/01/2027	576	667
5.520% due 06/01/2024	4,320	4,905
5.600% due 09/01/2028	5,787	6,746
5.680% due 05/01/2016 - 06/01/2028	16,973	19,873
5.725% due 09/10/2018	17,296	19,339
5.780% due 08/01/2027	58	68
5.820% due 07/01/2027	2,279	2,642
5.870% due 07/01/2028	580	672
5.902% due 02/10/2018	3,298	3,661
6.020% due 08/01/2028	591	691
6.070% due 07/01/2026	869	1,004
6.340% due 03/01/2021	4,261	4,713
6.440% due 02/01/2021	790	881
6.700% due 12/01/2016	852	907
6.900% due 12/01/2020	1,073	1,204
6.950% due 11/01/2016	194	206
7.060% due 11/01/2019	503	557
7.150% due 03/01/2017	326	356
7.190% due 12/01/2019	169	190
7.200% due 10/01/2019	301	336
7.220% due 11/01/2020	253	286
7.500% due 04/01/2017	204	220
7.630% due 06/01/2020	1,477	1,681
7.700% due 07/01/2016	97	103
Tennessee Valley Authority
4.375% due 06/15/2041	850	902
4.625% due 09/15/2060	120	144
Vendee Mortgage Trust
0.429% due 06/15/2023 (a)	12,779	125
6.500% due 09/15/2024	9,520	11,151
6.624% due 01/15/2030	1,442	1,739

Total U.S. Government Agencies (Cost $113,951,491)		115,463,993

U.S. TREASURY OBLIGATIONS 24.1%
U.S. Treasury Bonds
2.750% due 11/15/2042	492,000	472,551
3.000% due 05/15/2042 (k)(l)	696,022	706,571
3.125% due 11/15/2041 (k)(l)(m)	891,700	930,015
3.125% due 02/15/2042 (k)(l)	119,089	124,094
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017 (m)	661,980	709,094
0.125% due 01/15/2022	2,740,829	2,977,012
0.125% due 07/15/2022	2,480,072	2,691,072
0.625% due 07/15/2021 (k)(l)	4,786,419	5,440,813
0.750% due 02/15/2042	2,153,280	2,361,711
1.125% due 01/15/2021	373,752	439,101
1.250% due 07/15/2020	604,900	717,752
1.375% due 07/15/2018	43,337	50,464
1.375% due 01/15/2020	543,403	644,356
1.625% due 01/15/2015	151	161
1.625% due 01/15/2018	46,485	53,934
1.750% due 01/15/2028 (k)(l)	2,346,561	3,039,162
2.000% due 01/15/2026 (l)	1,933,382	2,536,204
2.125% due 01/15/2019	85,438	103,787
2.125% due 02/15/2040 (l)	48,909	71,701
2.125% due 02/15/2041	17,534	25,893
2.375% due 01/15/2025	2,625,960	3,545,660
2.375% due 01/15/2027 (k)(l)	2,696,806	3,719,696
2.500% due 01/15/2029 (k)(l)	2,945,342	4,199,875
3.625% due 04/15/2028 (l)	272,076	431,836
3.875% due 04/15/2029 (l)	573,108	950,240
U.S. Treasury Notes
0.375% due 11/15/2015 (i)	2,354,200	2,356,592
0.625% due 11/30/2017 (i)(m)	735,800	733,155
0.750% due 12/31/2017	1,511,400	1,513,525
0.875% due 07/31/2019	1,203,700	1,188,089
1.000% due 06/30/2019 (k)(m)	3,128,683	3,117,438
1.000% due 08/31/2019	2,103,400	2,089,762
1.000% due 09/30/2019	2,295,439	2,278,044
1.000% due 11/30/2019 (i)(m)	3,819,100	3,779,118
1.125% due 05/31/2019	566,000	569,228

1.125% due 12/31/2019 (m)		1,650,900	1,644,967
1.250% due 10/31/2019		1,206,400	1,215,542
1.625% due 08/15/2022		1,677,600	1,665,018
1.625% due 11/15/2022 (i)		7,421,400	7,332,113
1.750% due 05/15/2022 (l)		1,436,476	1,447,474
2.625% due 04/30/2018		116,600	127,732
2.875% due 03/31/2018		172,800	191,511
3.375% due 11/15/2019		292,680	336,193
3.625% due 08/15/2019		105,259	122,487
3.625% due 02/15/2020		196,600	229,500

Total U.S. Treasury Obligations (Cost $66,854,279)			68,880,243

MORTGAGE-BACKED SECURITIES 6.6%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		4,600	4,870
Adjustable Rate Mortgage Trust
0.750% due 11/25/2035		46	32
2.859% due 01/25/2035		663	661
2.860% due 07/25/2035		2,773	2,386
2.943% due 03/25/2035		8,582	8,043
2.973% due 09/25/2035		4,709	3,532
3.001% due 11/25/2035		1,138	926
3.058% due 11/25/2035		10,596	8,801
3.111% due 09/25/2035		568	524
3.119% due 01/25/2036		4,420	3,509
3.162% due 08/25/2035		6,258	5,913
3.373% due 07/25/2035		8,645	7,242
5.063% due 01/25/2036		15,350	14,609
5.240% due 10/25/2035		22,614	21,450
American Home Mortgage Assets LLC
0.330% due 10/25/2046		25,961	17,519
0.400% due 05/25/2046		35,483	23,724
0.400% due 09/25/2046		20,719	13,323
0.420% due 10/25/2046		21,879	13,768
0.865% due 02/25/2047		46,712	27,390
1.085% due 11/25/2046		78,474	42,811
1.105% due 10/25/2046		23,318	15,067
1.125% due 09/25/2046		6,307	3,989
2.836% due 11/25/2035 ^		18,653	13,528
American Home Mortgage Investment Trust
0.580% due 10/25/2034		24	24
2.010% due 09/25/2045		17,923	17,139
2.135% due 09/25/2035		469	475
2.260% due 12/25/2035		4,110	2,902
2.277% due 11/25/2045 ^		13,544	10,655
2.526% due 02/25/2045		71,526	69,660
2.533% due 10/25/2034		22,872	22,925
Arkle Master Issuer PLC
1.461% due 05/17/2060		700,671	701,655
2.011% due 05/17/2060		66,700	68,671
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	5,149	6,807
1.391% due 11/19/2047		16,618	22,036
1.591% due 05/16/2047		355,184	478,581
Banc of America Alternative Loan Trust
0.610% due 05/25/2035		$2,204	1,594
5.000% due 08/25/2019		1,081	1,116
Banc of America Commercial Mortgage Trust
0.411% due 07/10/2046 (a)		58,444	158
5.369% due 10/10/2045		9,200	10,047
5.414% due 09/10/2047		15,400	17,564
5.449% due 01/15/2049		925	950
5.451% due 01/15/2049		5,410	6,275
5.492% due 02/10/2051		25,110	29,474
5.625% due 04/10/2049		9,454	11,094
5.634% due 04/10/2049		1,963	2,009
5.685% due 06/10/2049		22,400	25,851
5.726% due 05/10/2045		29,000	33,296
6.205% due 02/10/2051		24,070	29,283
Banc of America Funding Corp.
0.310% due 04/25/2037		641	415
0.401% due 10/20/2036		23,082	15,188
0.401% due 10/20/2046		6,022	4,162
0.501% due 05/20/2035		1,806	1,112
0.511% due 02/20/2035		2,018	1,879
0.610% due 05/25/2037		5,855	3,758
2.619% due 05/25/2035		184,473	192,028
2.668% due 03/20/2035		2,423	2,401
2.687% due 02/20/2036		5,639	5,615
3.003% due 11/20/2034		1,690	1,503
3.169% due 11/20/2035		3,718	3,422
3.177% due 11/20/2034		9,696	8,661
5.403% due 03/20/2036		707	613
5.447% due 05/20/2036		11,449	10,991

5.496% due 05/20/2036	12,689	12,482
5.500% due 09/25/2034	21,080	20,752
5.500% due 09/25/2035	30,012	30,902
5.500% due 01/25/2036	7,706	7,690
5.543% due 09/20/2034	1,240	1,282
5.580% due 04/20/2036	14,083	12,487
5.585% due 05/20/2036	5,764	5,362
5.621% due 01/20/2047 ^	255	186
5.724% due 03/20/2036	1,976	1,701
5.750% due 10/25/2035	209	211
5.750% due 07/20/2036	5,500	4,988
5.750% due 09/25/2036	5,681	5,814
5.753% due 10/25/2036 ^	1,713	1,354
5.837% due 01/25/2037	1,365	1,017
5.870% due 10/20/2046	7,890	6,971
5.888% due 04/25/2037	4,346	3,901
5.927% due 10/20/2046 ^	4,248	3,154
6.000% due 09/25/2036	18,453	17,069
6.000% due 09/25/2036 ^	17,821	15,836
Banc of America Large Loan Trust
0.719% due 08/15/2029	169	168
Banc of America Large Loan, Inc.
0.719% due 08/15/2029	77	76
2.509% due 11/15/2015	237,946	238,087
Banc of America Mortgage Trust
0.910% due 11/25/2035	2,155	2,000
2.770% due 03/25/2035	18,004	16,816
2.801% due 01/25/2035	3,650	3,576
2.965% due 07/25/2035	3,615	3,421
2.998% due 07/25/2034	349	346
3.002% due 02/25/2035	4,491	4,462
3.006% due 02/25/2036	3,175	2,667
3.041% due 01/25/2036	8,580	6,737
3.073% due 12/25/2035	12,843	11,245
3.089% due 07/25/2035	4,696	4,642
3.090% due 05/25/2035	23,894	20,632
3.096% due 12/25/2033	2,983	3,050
3.102% due 11/25/2034	3,779	3,777
3.102% due 11/25/2035	2,124	1,857
3.109% due 05/25/2034	1,625	1,608
3.111% due 06/25/2035	6,000	5,305
3.119% due 05/25/2033	2,146	2,152
3.121% due 09/25/2033	1,932	1,953
3.123% due 07/25/2033	219	223
3.123% due 08/25/2035	27,660	24,367
3.135% due 04/25/2034	300	305
3.152% due 11/25/2034	2,860	2,535
3.627% due 07/20/2032	964	980
4.920% due 11/25/2034	2,212	2,197
5.061% due 02/25/2035	3,725	3,689
5.296% due 07/25/2035	2,982	3,005
5.307% due 04/25/2035	3,124	3,094
5.500% due 12/25/2020	1,164	1,209
5.500% due 11/25/2035	1,116	1,116
5.500% due 05/25/2037	1,218	1,032
6.000% due 07/25/2046 ^	4,392	3,841
6.500% due 10/25/2031	90	95
6.500% due 09/25/2033	4,398	4,648
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	763	763
5.623% due 06/24/2050	35,400	40,208
5.634% due 02/17/2051	90,358	104,378
5.898% due 02/15/2051	40,000	47,217
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.742% due 07/10/2043	281	283
4.811% due 12/10/2042	10	11
4.933% due 07/10/2045	250	274
5.115% due 10/10/2045	200	222
5.556% due 06/10/2039	386	410
9.073% due 10/11/2037	89	94
Bayview Commercial Asset Trust
0.640% due 08/25/2034	648	578
BCAP LLC Trust
0.348% due 11/26/2036	9,428	6,717
0.367% due 11/26/2036	30,000	18,900
0.380% due 01/25/2037 ^	64,241	42,009
0.540% due 11/26/2035	7,292	5,749
0.541% due 11/26/2035	9,063	6,896
0.900% due 01/26/2047	28,392	23,352
2.631% due 10/26/2036	8,271	6,961
2.978% due 05/26/2036	17,779	12,885
4.185% due 02/26/2036	13,835	12,455
5.000% due 01/26/2021	15,079	15,666
5.089% due 07/26/2037	29,937	25,633
5.250% due 06/26/2036	90,829	81,292
5.250% due 09/26/2036	28,353	25,419

5.250% due 04/26/2037	103,487	96,117
5.250% due 06/26/2037	11,551	11,826
5.250% due 08/26/2037	21,077	20,940
5.430% due 03/26/2037	38,719	32,136
5.500% due 11/25/2034	16,768	16,221
5.788% due 03/26/2037	7,658	7,722
BCRR Trust
4.230% due 05/22/2034	2,391	2,421
5.858% due 07/17/2040	10,000	11,986
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	2,379	2,402
2.320% due 08/25/2035	4,326	4,394
2.370% due 02/25/2036	13,155	12,809
2.470% due 10/25/2035	41,650	40,334
2.510% due 05/25/2033	1,451	1,473
2.570% due 03/25/2035	45,774	46,320
2.643% due 04/25/2033	188	190
2.653% due 11/25/2034	1,701	1,557
2.662% due 10/25/2035	168,190	165,273
2.673% due 04/25/2034	5,724	5,655
2.708% due 08/25/2033	41	41
2.756% due 08/25/2033	782	801
2.795% due 02/25/2047	8,292	6,113
2.831% due 11/25/2030	3,493	3,581
2.851% due 01/25/2035	55	50
2.866% due 10/25/2033	37	37
2.901% due 01/25/2034	45	43
2.909% due 03/25/2035	6,226	5,576
2.913% due 04/25/2033	920	946
2.959% due 02/25/2033	114	104
2.960% due 08/25/2035 ^	8,309	6,580
2.972% due 01/25/2035	1,605	1,592
2.975% due 08/25/2035	22,598	19,332
3.007% due 04/25/2034	2,793	2,698
3.010% due 02/25/2034	2,705	2,679
3.023% due 05/25/2034	24	24
3.056% due 03/25/2035	5,918	5,267
3.064% due 01/25/2034	4,913	5,003
3.078% due 03/25/2035	2,451	2,473
3.099% due 05/25/2047 ^	33,063	26,140
3.108% due 04/25/2034	44	44
3.117% due 11/25/2034	7,849	7,652
3.120% due 01/25/2034	2,984	3,008
3.127% due 01/25/2035	333	334
3.129% due 07/25/2034	520	491
3.133% due 09/25/2034	3,752	3,449
3.195% due 05/25/2034	19	18
3.233% due 05/25/2034	100	98
3.457% due 12/25/2035	5,582	5,671
3.472% due 11/25/2034	4,062	4,107
3.677% due 04/25/2033	2,616	2,649
3.831% due 02/25/2033	1,837	1,856
4.689% due 07/25/2034	1,588	1,602
5.136% due 04/25/2033	5,505	5,523
5.141% due 08/25/2035	58,677	59,901
5.369% due 02/25/2036	3,903	3,795
5.449% due 02/25/2036 ^	5,369	3,447
Bear Stearns Alt-A Trust
0.370% due 02/25/2034	5,047	4,840
0.370% due 01/25/2047	8,893	4,283
0.410% due 02/25/2034	70	46
0.650% due 04/25/2035	2,751	2,414
0.690% due 02/25/2036	3,653	2,585
0.710% due 03/25/2035	836	793
0.910% due 09/25/2034	1,076	1,052
2.570% due 10/25/2033	134	124
2.662% due 01/25/2036 ^	21,834	13,700
2.677% due 04/25/2035	23	21
2.698% due 12/25/2033	2,520	2,553
2.780% due 02/25/2034	204	202
2.817% due 08/25/2036 ^	7,269	2,729
2.924% due 11/25/2036	394	264
2.942% due 03/25/2036 ^	16,533	10,149
2.955% due 02/25/2036 ^	2,085	1,170
2.960% due 05/25/2035	139,208	127,869
2.964% due 11/25/2036	91	59
2.993% due 09/25/2034	1,617	1,407
3.001% due 09/25/2035	57,128	45,131
3.028% due 03/25/2036	10,294	6,482
3.049% due 02/25/2034	5,470	5,491
3.055% due 01/25/2035	4,822	3,674
4.180% due 03/25/2036	15,995	10,396
4.749% due 11/25/2036 ^	612	462
5.228% due 11/25/2035 ^	12,508	9,111
5.433% due 08/25/2036 ^	123	85

Bear Stearns Commercial Mortgage Securities
0.589% due 03/15/2022	7,537	7,423
0.709% due 03/15/2022	17,750	17,168
4.715% due 02/11/2041	5,075	5,232
4.825% due 11/11/2041	10,000	10,715
4.830% due 08/15/2038	3	3
4.868% due 09/11/2042	17,825	18,617
4.871% due 09/11/2042	100	110
4.980% due 02/11/2041	190	193
5.116% due 02/11/2041	900	979
5.186% due 05/11/2039	26,985	27,490
5.330% due 01/12/2045	35	35
5.331% due 02/11/2044	51,225	58,266
5.382% due 12/11/2040	13,020	13,318
5.405% due 12/11/2040	165	184
5.452% due 03/11/2039	13,950	15,771
5.468% due 06/11/2041	85	90
5.471% due 01/12/2045	30,150	35,212
5.663% due 06/11/2040	4,289	4,401
5.687% due 09/11/2038	359	364
5.694% due 06/11/2050	48,340	57,282
5.700% due 06/11/2050	64,125	76,706
5.703% due 06/11/2050	1,235	1,312
5.712% due 09/11/2038	300	344
5.715% due 06/11/2040	65,938	78,273
7.000% due 05/20/2030	7,919	9,026
Bear Stearns Mortgage Securities, Inc.
3.508% due 06/25/2030	34	34
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	5,706	3,773
2.829% due 12/26/2046	4,760	2,721
Bella Vista Mortgage Trust
0.461% due 05/20/2045	51	36
CC Funding Corp.
0.390% due 05/25/2036	2,986	2,255
0.440% due 05/25/2036	11,595	8,823
Chase Mortgage Finance Corp.
2.900% due 03/25/2037	16,588	14,638
2.912% due 12/25/2035	46,298	41,380
2.932% due 12/25/2035	8,000	7,525
2.991% due 02/25/2037	112	115
3.003% due 02/25/2037	3,477	3,528
3.006% due 02/25/2037	1,565	1,560
3.010% due 02/25/2037	1,106	1,102
3.037% due 02/25/2037	171	172
3.079% due 09/25/2036	1,581	1,358
3.081% due 02/25/2037	10,915	10,910
4.625% due 02/25/2034	752	751
5.236% due 01/25/2036 ^	30,700	30,160
5.330% due 09/25/2036	212	182
5.500% due 12/25/2022	14,528	14,951
5.573% due 03/25/2037	561	519
6.000% due 11/25/2036 ^	4,023	3,415
6.000% due 02/25/2037 ^	2,482	2,256
6.000% due 03/25/2037 ^	19,483	16,814
Chaseflex Trust
0.360% due 06/25/2036	8,602	8,170
0.550% due 08/25/2037	18,469	11,163
0.710% due 06/25/2035	4,867	3,218
5.500% due 06/25/2035	9	9
6.000% due 02/25/2037 ^	3,611	2,973
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	2,121	2,239
5.500% due 08/25/2022	521	530
5.500% due 12/25/2022	512	534
5.500% due 02/25/2026	654	671
5.500% due 04/25/2037	2,740	2,810
5.750% due 09/25/2037	4,906	5,066
6.000% due 06/25/2036	7,952	8,141
6.000% due 08/25/2036	2,726	2,813
6.000% due 04/25/2037	52,615	53,533
6.000% due 05/25/2037	5,640	5,758
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	403
5.702% due 12/10/2049	500	582
5.738% due 03/15/2049	425	488
5.858% due 07/17/2040	7,592	8,931
6.060% due 12/10/2049	39,552	47,865
Citigroup Mortgage Loan Trust, Inc.
0.280% due 01/25/2037	1,070	598
1.010% due 08/25/2035	4,602	3,287
1.990% due 09/25/2035	7,551	7,535
2.270% due 09/25/2035	19,000	18,879
2.340% due 09/25/2035	58,797	58,006
2.530% due 10/25/2035	38,563	35,893
2.570% due 10/25/2035	47,652	46,003

2.600% due 05/25/2035	353	347
2.689% due 08/25/2035	58,010	57,973
2.737% due 05/25/2035	4,370	4,193
2.838% due 09/25/2034	1,309	1,319
2.877% due 12/25/2035 ^	3,534	2,133
2.878% due 02/25/2034	4,835	4,827
2.927% due 07/25/2046 ^	8,767	6,930
3.091% due 09/25/2037 ^	58,860	44,740
5.115% due 09/25/2035	81,756	79,227
5.324% due 08/25/2035	13,264	13,293
5.500% due 11/25/2035	4,339	3,854
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	10,294	10,447
5.219% due 07/15/2044	500	556
5.304% due 01/15/2046	300	337
5.322% due 12/11/2049	94,870	109,207
5.617% due 10/15/2048	3,720	4,286
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	3,810	3,906
6.000% due 06/25/2037	17,655	15,057
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	211	236
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	8	8
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	79	79
Commercial Mortgage Loan Trust
6.006% due 12/10/2049	58,150	69,675
Commercial Mortgage Pass-Through Certificates
0.389% due 06/15/2022	15,584	15,329
0.435% due 02/05/2019	4,184	4,099
0.466% due 12/10/2046 (a)	76,326	360
0.709% due 07/16/2034	18	18
5.116% due 06/10/2044	250	276
5.383% due 02/15/2040	4,200	4,678
5.448% due 01/15/2049	1,248	1,261
5.543% due 12/11/2049	19,400	22,523
5.679% due 06/15/2039	4,000	4,629
Community Program Loan Trust
4.500% due 04/01/2029	22,720	23,022
Countrywide Alternative Loan Trust
0.350% due 04/25/2047	18,376	14,359
0.370% due 12/25/2046 ^	7,954	6,187
0.380% due 06/25/2036	3,926	2,747
0.380% due 11/25/2036	10,181	7,127
0.380% due 01/25/2037 ^	2,540	1,863
0.380% due 05/25/2047	69,951	49,798
0.390% due 05/25/2047	7,631	5,416
0.391% due 02/20/2047	1,349	815
0.400% due 08/25/2046	110,508	69,451
0.400% due 09/25/2046	31,247	21,553
0.400% due 10/25/2046	30,391	28,762
0.401% due 09/20/2046	48,262	27,518
0.401% due 03/20/2047	67,348	44,723
0.406% due 12/20/2046	94,375	60,202
0.410% due 05/25/2036	2,604	1,802
0.410% due 06/25/2037	16	13
0.410% due 04/25/2047	14,324	9,715
0.420% due 05/25/2035	281	202
0.420% due 07/25/2046	6,161	4,608
0.421% due 03/20/2046	2,864	1,902
0.421% due 05/20/2046	1,651	1,061
0.421% due 07/20/2046 ^	35,652	17,642
0.460% due 09/25/2046	1,000	247
0.460% due 10/25/2046	429	137
0.470% due 07/25/2035	5,735	4,180
0.470% due 12/25/2035	1,855	1,504
0.470% due 07/25/2036	32,068	14,025
0.470% due 07/25/2046 ^	741	185
0.480% due 05/25/2036 ^	303	57
0.490% due 02/25/2037	4,730	3,050
0.490% due 10/25/2046	11,000	5,403
0.500% due 06/25/2034	5,395	5,183
0.500% due 11/25/2035	1,836	1,175
0.540% due 09/25/2035	2,670	1,717
0.541% due 11/20/2035	39,637	27,114
0.560% due 09/25/2035	3,245	2,467
0.560% due 05/25/2037 ^	463	268
0.590% due 08/25/2036	7,091	7,005
0.660% due 08/25/2033	118	115
0.660% due 09/25/2034	248	246
0.760% due 08/25/2034	90	79
0.760% due 10/25/2036 ^	7,848	4,749
0.910% due 10/25/2035	3,787	2,860
1.010% due 12/25/2035	5,840	4,159
1.012% due 08/25/2046	22,727	15,240

1.140% due 12/25/2035	1,162	835
1.265% due 08/25/2035	406	243
1.310% due 02/25/2036 ^	11,755	7,985
1.510% due 10/25/2035	48,965	38,392
1.565% due 08/25/2035	3,066	2,389
1.581% due 11/25/2035	2,187	1,525
1.651% due 02/25/2036	997	782
2.121% due 11/25/2035	948	682
2.920% due 02/25/2037 ^	47,085	37,029
4.924% due 10/25/2035	2,686	1,969
5.000% due 08/25/2019	250	252
5.000% due 01/25/2035	35	35
5.250% due 10/25/2033	14,020	14,430
5.250% due 06/25/2035	1,574	1,387
5.376% due 08/25/2036	508	516
5.456% due 11/25/2035 ^	2,340	1,601
5.500% due 06/25/2035	17,000	15,125
5.500% due 11/25/2035	6,156	5,182
5.500% due 12/25/2035	5,052	4,295
5.750% due 03/25/2037 ^	2,486	1,952
6.000% due 10/25/2032	558	588
6.000% due 10/25/2033	760	792
6.000% due 12/25/2033	14	14
6.000% due 02/25/2034	14	14
6.000% due 03/25/2035	536	437
6.000% due 04/25/2036	3,075	2,405
6.000% due 05/25/2036	3,238	2,469
6.000% due 06/25/2036	618	553
6.000% due 08/25/2036	7,430	6,087
6.000% due 01/25/2037	11,614	9,451
6.000% due 01/25/2037 ^	12,090	9,838
6.000% due 02/25/2037 ^	1,518	1,121
6.000% due 02/25/2037	1,001	789
6.000% due 08/25/2037 ^	9,756	8,740
6.000% due 08/25/2037	1,691	1,395
6.250% due 12/25/2033	242	252
6.250% due 11/25/2036 ^	1,515	1,262
6.250% due 11/25/2036	5,617	4,713
6.250% due 08/25/2037 ^	5,907	4,332
6.500% due 05/25/2036 ^	6,054	3,686
20.864% due 02/25/2036	5,170	6,990
Countrywide Home Loan Mortgage Pass-Through Trust
0.410% due 04/25/2046	12,340	8,218
0.440% due 05/25/2035	13,778	10,871
0.500% due 04/25/2035	19,212	14,929
0.510% due 05/25/2035	3,557	2,837
0.530% due 03/25/2035	495	356
0.540% due 02/25/2035	1,991	1,741
0.550% due 02/25/2035	420	366
0.550% due 06/25/2035	7,127	6,122
0.550% due 03/25/2036	639	267
0.560% due 02/25/2036	369	114
0.610% due 08/25/2018	726	698
0.710% due 10/25/2033	6,589	6,514
0.750% due 02/25/2035	621	572
0.750% due 03/25/2035	1,461	1,280
0.970% due 09/25/2034	31	28
1.125% due 04/25/2046 ^	11,105	5,907
1.933% due 06/19/2031	135	137
2.125% due 07/19/2031	27	28
2.528% due 07/25/2034	3,889	3,843
2.628% due 02/20/2036	42	33
2.783% due 02/20/2036	31,117	26,895
2.795% due 03/25/2037 ^	1,769	1,096
2.803% due 02/20/2035	21,220	19,918
2.828% due 06/20/2034	1,362	1,308
2.848% due 07/20/2034	1,271	1,224
2.860% due 08/25/2034	7,656	6,766
2.872% due 10/19/2032	64	46
2.887% due 05/20/2036	25,289	15,100
2.913% due 11/20/2034	8,146	8,078
2.919% due 04/20/2035	14	15
2.934% due 11/20/2034	529	483
2.934% due 11/25/2034	11,296	10,338
2.972% due 02/25/2047 ^	2,017	1,430
3.026% due 08/25/2034	342	306
3.090% due 09/25/2047 ^	5,595	4,457
4.193% due 11/19/2033	689	693
4.367% due 04/20/2036 ^	5,257	3,808
4.500% due 09/25/2035	6,861	6,637
4.859% due 05/20/2036	3,538	2,394
5.044% due 04/25/2035 ^	10,804	9,684
5.055% due 01/20/2035	3,087	2,996
5.124% due 10/20/2035	2,813	2,275
5.163% due 10/25/2035	10,766	8,976
5.174% due 02/20/2036 ^	634	534

5.250% due 04/25/2035		5,666	5,723
5.500% due 12/25/2034		20,531	21,108
5.500% due 03/25/2035		10,100	10,386
5.500% due 04/25/2035		4,742	4,796
5.500% due 05/25/2035		42,291	42,600
5.500% due 09/25/2035		19,444	19,143
5.500% due 10/25/2035		14,172	13,702
5.500% due 11/25/2035		20,381	18,997
5.500% due 04/25/2038		10,667	10,733
5.750% due 02/25/2037 ^		5,242	4,758
5.750% due 07/25/2037		2,962	2,838
6.000% due 05/25/2036		6,711	6,146
6.000% due 12/25/2036		593	533
6.000% due 02/25/2037		37,276	31,558
6.000% due 03/25/2037 ^		2,125	1,963
6.000% due 07/25/2037		3,292	2,897
6.000% due 08/25/2037		20,645	19,355
6.000% due 09/25/2037		1,663	1,611
6.250% due 09/25/2036 ^		14,592	12,516
6.500% due 01/25/2034		658	662
6.500% due 11/25/2034		2,943	2,996
7.500% due 11/25/2034		1,515	1,555
7.500% due 06/25/2035		3,529	3,519
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032		772	697
0.950% due 06/25/2034		1,040	1,021
2.120% due 05/25/2032		26	25
2.303% due 10/25/2033		104	102
2.365% due 06/25/2032		51	32
2.559% due 07/25/2033		6,092	6,036
2.687% due 08/25/2033		853	864
2.707% due 04/25/2034		21,173	21,558
2.870% due 09/25/2034		5,709	5,830
2.959% due 05/25/2034		6,097	5,914
3.120% due 05/25/2032		145	155
4.832% due 04/15/2037		10,553	11,362
4.903% due 06/25/2032		22	22
5.100% due 08/15/2038		200	220
5.104% due 08/15/2038		250	273
5.500% due 09/25/2035		13,686	13,821
5.500% due 10/25/2035		4,004	3,815
6.000% due 11/25/2035 ^		55	43
6.500% due 04/25/2033		1,117	1,185
7.500% due 05/25/2032		128	133
7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.379% due 10/15/2021		4,944	4,845
0.439% due 10/15/2021		9,939	9,705
5.467% due 09/18/2039		26,000	29,682
5.467% due 12/18/2043		47,400	54,114
5.509% due 04/15/2047		40,150	46,745
5.685% due 06/10/2049		34,815	40,357
5.695% due 09/15/2040		21,500	25,094
5.764% due 12/18/2049		126,047	146,293
Credit Suisse Mortgage Pass-Through Certificates
5.409% due 02/15/2039		1,113	1,142
5.467% due 09/15/2039		29,630	33,740
5.676% due 03/15/2039		1,987	2,248
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,894	1,979
5.720% due 09/25/2036		2,975	2,441
6.172% due 06/25/2036		4,334	3,018
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037		1,738	1,094
5.863% due 02/25/2037 ^		4,588	3,009
6.000% due 04/25/2037		3,753	3,469
7.000% due 08/25/2037		14,873	9,873
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047		4,100	4,765
DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	75,106
DECO Series
0.359% due 04/27/2018	EUR	297	390
0.469% due 01/27/2018		22,781	29,068
0.688% due 01/27/2020	GBP	11,649	17,805
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036		$9	4
0.310% due 08/25/2037		19,992	14,973
0.330% due 08/25/2036		10,623	6,573
0.350% due 08/25/2037		87,182	64,650
0.350% due 07/25/2047		31,766	24,976
0.360% due 02/25/2047		13,082	7,747
0.390% due 06/25/2037		48,805	36,961
0.410% due 02/25/2047		16,014	11,582
0.540% due 02/25/2036		36,237	20,940
3.226% due 10/25/2035		5,343	5,302

4.960% due 10/25/2035		8,800	7,431
5.000% due 10/25/2018		206	213
5.500% due 12/25/2035 ^		3,406	2,757
5.869% due 10/25/2036 ^		2,724	1,895
5.886% due 10/25/2036 ^		2,724	1,897
6.005% due 10/25/2036 ^		2,040	1,431
6.300% due 07/25/2036 ^		2,987	1,747
Deutsche Mortgage Securities, Inc.
1.462% due 06/28/2047		2,966	2,967
5.236% due 06/26/2035		25,000	25,558
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		132	108
Downey Savings & Loan Association Mortgage Loan Trust
0.390% due 04/19/2047 ^		3,180	802
1.030% due 09/19/2044		226	194
2.461% due 07/19/2044		61	59
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		7	8
EMF-NL
1.009% due 04/17/2041	EUR	10,173	11,386
1.209% due 10/17/2041		30,055	37,886
European Loan Conduit
0.342% due 05/15/2019		20,199	25,117
Eurosail PLC
0.959% due 10/17/2040		4,612	5,751
First Horizon Alternative Mortgage Securities
0.710% due 06/25/2035		$10,768	8,607
2.432% due 08/25/2035		5,620	4,748
2.502% due 06/25/2036		7,323	5,269
2.520% due 01/25/2037		16,987	11,076
2.532% due 08/25/2034		1,579	1,543
2.536% due 06/25/2034		10,819	10,758
2.566% due 04/25/2035		4,696	4,209
2.570% due 09/25/2035		8,754	7,277
2.623% due 03/25/2035		105	84
5.500% due 05/25/2035		7,452	6,451
5.500% due 06/25/2035		10,562	9,889
6.000% due 07/25/2036		6,123	5,376
6.250% due 08/25/2037 ^		1,681	1,332
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		8,213	8,409
First Horizon Mortgage Pass-Through Trust
0.480% due 02/25/2035		56	55
2.425% due 11/25/2037		12,481	10,283
2.539% due 02/25/2034		84	86
2.540% due 05/25/2035		1,474	1,236
2.561% due 02/25/2035		5,100	4,973
2.571% due 08/25/2034		1,941	1,935
2.575% due 06/25/2035		6,315	5,989
2.576% due 01/25/2037 ^		166	143
2.582% due 04/25/2035		7,356	7,376
2.598% due 10/25/2035		14,011	12,443
2.611% due 12/25/2033		17	17
2.613% due 08/25/2035		5,315	5,193
2.619% due 10/25/2035		2,865	2,811
2.625% due 06/25/2035		3,982	3,939
5.132% due 06/25/2035		16,946	16,770
5.180% due 11/25/2035		6,236	6,010
5.250% due 05/25/2021		823	750
5.318% due 10/25/2036		2,744	2,502
5.345% due 11/25/2034		8,191	8,275
5.378% due 09/25/2035		11,220	11,000
5.500% due 01/25/2035		1,600	1,579
5.750% due 02/25/2036		9,213	9,415
6.250% due 11/25/2036		14,541	15,017
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		401	416
First Republic Mortgage Loan Trust
0.509% due 08/15/2032		368	370
0.559% due 11/15/2031		333	331
0.609% due 11/15/2032		57	54
0.690% due 06/25/2030		1,247	1,232
0.709% due 11/15/2030		56	54
Fosse Master Issuer PLC
1.408% due 10/18/2054	EUR	5,600	7,506
1.508% due 10/18/2054		3,684	4,926
1.608% due 10/18/2054		13,243	17,631
Four Times Square Trust
5.401% due 12/13/2028		$11,050	13,336
Fund America Investors Corp.
2.236% due 06/25/2023		46	47
GE Capital Commercial Mortgage Corp.
4.819% due 01/10/2038		1,621	1,621
5.307% due 11/10/2045		1,700	1,709
GMAC Commercial Mortgage Securities Trust, Inc.
5.301% due 08/10/2038		3,325	3,530

GMAC Mortgage Corp. Loan Trust
3.365% due 06/25/2034		52	52
3.632% due 06/25/2034		3,959	3,924
3.643% due 06/19/2035		641	605
5.098% due 05/25/2035		6,945	6,909
5.425% due 04/19/2036		14,188	12,758
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		113	111
8.950% due 08/20/2017		35	39
Granite Master Issuer PLC
0.290% due 12/20/2054	EUR	10,079	13,103
0.310% due 12/17/2054		1,652	2,148
0.310% due 12/20/2054		15,431	20,058
0.330% due 12/20/2054		15,349	19,951
0.389% due 12/17/2054		$4,428	4,355
0.411% due 12/20/2054		60,634	59,634
0.471% due 12/20/2054		3,786	3,723
0.604% due 12/17/2054	GBP	21,557	34,437
0.604% due 12/20/2054		1,652	2,639
0.614% due 12/20/2054		24,055	38,427
0.684% due 12/20/2054		2,511	4,012
0.714% due 12/20/2054		53,530	85,511
0.734% due 12/20/2054		14,374	22,961
0.814% due 12/20/2054		18,496	29,546
Granite Mortgages PLC
0.798% due 06/20/2044		12,506	20,100
0.838% due 03/20/2044		487	781
0.878% due 09/20/2044		3,157	5,081
0.909% due 01/20/2044		5,095	8,175
Great Hall Mortgages PLC
0.314% due 03/18/2039	EUR	3,050	3,628
0.649% due 03/18/2039	GBP	84,125	123,391
0.659% due 06/18/2039		20,781	30,653
Greenpoint Mortgage Funding Trust
0.410% due 10/25/2046		$884	401
0.410% due 12/25/2046 ^		781	282
0.430% due 06/25/2045		1,182	948
0.480% due 04/25/2036 ^		351	41
0.480% due 11/25/2045		604	441
0.550% due 10/25/2046		805	239
Greenwich Capital Commercial Funding Corp.
0.355% due 11/05/2021		2,324	2,266
4.799% due 08/10/2042		2,700	2,893
5.224% due 04/10/2037		64,453	71,348
5.381% due 03/10/2039		10,179	10,511
5.444% due 03/10/2039		166,341	192,223
5.597% due 12/10/2049		2,650	2,699
GS Mortgage Securities Corp.
1.103% due 03/06/2020		3,222	3,225
1.260% due 03/06/2020		76,080	76,187
1.456% due 03/06/2020		46,490	46,565
2.716% due 02/10/2021		29,991	30,474
2.999% due 08/10/2044		30	32
4.761% due 07/10/2039		10,225	11,038
5.396% due 08/10/2038		50	53
5.479% due 11/10/2039		32	32
5.506% due 04/10/2038		48	49
5.553% due 04/10/2038		70	79
GSMPS Mortgage Loan Trust
0.560% due 03/25/2035		3,727	3,138
0.560% due 09/25/2035		10,313	8,680
7.500% due 06/25/2043		4,816	4,912
GSR Mortgage Loan Trust
0.510% due 07/25/2035		467	346
0.560% due 01/25/2034		170	162
1.920% due 03/25/2033		55	56
1.956% due 04/25/2032		156	154
2.621% due 11/25/2035		40,459	39,898
2.649% due 09/25/2035		12,900	12,053
2.654% due 09/25/2035		45,695	46,466
2.660% due 09/25/2035		106,078	106,858
2.745% due 06/25/2034		982	977
2.756% due 07/25/2035		9,800	8,946
2.774% due 01/25/2036		372	322
2.783% due 12/25/2034		5,191	5,263
2.888% due 04/25/2035		15,646	15,320
2.907% due 04/25/2035		6,322	6,257
2.910% due 04/25/2035		793	707
2.960% due 04/25/2036		156	147
3.000% due 11/25/2035		6,752	5,931
3.004% due 01/25/2035		5,788	5,710
3.012% due 03/25/2037 ^		15,637	11,886
3.013% due 05/25/2035		32,776	30,463
3.015% due 05/25/2034		3,220	3,202
5.000% due 05/25/2036		3,362	3,168
5.127% due 11/25/2035		101,490	100,647

5.250% due 07/25/2035		4,093	4,061
5.392% due 05/25/2035		7,259	7,337
5.500% due 03/25/2035		150	153
5.500% due 07/25/2035		2,064	2,131
5.500% due 01/25/2037		14,717	15,163
5.750% due 02/25/2036		3,506	3,660
5.750% due 02/25/2037		8,289	8,007
6.000% due 08/25/2021		488	480
6.000% due 03/25/2032		22	23
6.000% due 11/25/2035		14,052	13,686
6.000% due 01/25/2037		18,699	18,497
6.000% due 03/25/2037		20,800	19,228
6.000% due 05/25/2037		10,958	10,506
6.250% due 09/25/2036		2,664	2,331
6.500% due 09/25/2036		7,960	7,021
Harborview Mortgage Loan Trust
0.340% due 04/19/2038		21,648	16,104
0.360% due 01/25/2047		5,424	3,869
0.390% due 07/19/2046		40,523	23,989
0.400% due 09/19/2037		27,281	19,566
0.400% due 01/19/2038		9,744	7,560
0.401% due 07/21/2036		5,092	3,659
0.410% due 09/19/2046		7,675	5,631
0.430% due 05/19/2035		2,767	2,186
0.450% due 03/19/2036		14,387	9,354
0.490% due 02/19/2036		12,984	8,711
0.520% due 11/19/2035		23,239	17,385
0.530% due 01/19/2035		2,662	2,152
0.551% due 06/20/2035		6,456	5,930
0.560% due 01/19/2035		6,130	4,343
0.950% due 02/19/2034		6	6
1.210% due 11/25/2047		3,385	2,826
2.650% due 06/19/2034		6,448	6,438
2.764% due 05/19/2033		97	97
3.075% due 07/19/2035		915	747
3.103% due 07/19/2035		145	137
5.232% due 06/19/2036		11,701	7,148
5.262% due 08/19/2036 ^		4,343	3,527
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	188,035	250,848
1.610% due 10/15/2054		173	230
Homebanc Mortgage Trust
0.390% due 12/25/2036		$7,133	5,510
0.470% due 01/25/2036		5,391	3,867
0.480% due 10/25/2035		41,358	32,592
1.070% due 08/25/2029		538	459
5.515% due 04/25/2037		4,100	2,144
5.597% due 04/25/2037		7,638	6,243
Homestar Mortgage Acceptance Corp.
0.660% due 07/25/2034		4,589	4,493
Impac CMB Trust
0.850% due 10/25/2033		273	256
0.950% due 11/25/2034		3,143	3,021
0.970% due 10/25/2033		51	50
1.210% due 07/25/2033		1,158	1,040
4.804% due 09/25/2034		429	428
Impac Secured Assets Trust
3.157% due 07/25/2035		2,007	1,486
Indymac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		81	76
1.820% due 01/25/2032		516	478
2.197% due 08/25/2031		434	447
Indymac Index Mortgage Loan Trust
0.350% due 04/25/2037		12,564	11,157
0.370% due 04/25/2037		3,705	3,020
0.390% due 02/25/2037		31,115	19,740
0.400% due 09/25/2046		24,040	16,841
0.410% due 11/25/2046		900	405
0.410% due 06/25/2047		12,435	8,105
0.420% due 04/25/2046		8,077	5,829
0.420% due 05/25/2046		208	155
0.450% due 04/25/2035		2,065	1,734
0.450% due 07/25/2035		4,088	3,354
0.450% due 06/25/2037		14,463	11,807
0.510% due 07/25/2035		22,648	18,036
0.510% due 06/25/2037 ^		1,789	730
0.990% due 05/25/2034		18	15
1.010% due 11/25/2034		84	67
2.515% due 01/25/2036		10,373	7,654
2.603% due 01/25/2035		237	207
2.617% due 08/25/2035		122	103
2.651% due 12/25/2034		2,416	2,144
2.702% due 10/25/2034		6,347	6,272
2.707% due 02/25/2035		791	690
2.800% due 03/25/2036		5,761	3,635
2.880% due 04/25/2037		12,471	8,286

2.991% due 06/25/2035		2,262	1,873
3.047% due 01/25/2036		1,400	1,105
3.122% due 05/25/2036		5,489	3,571
4.787% due 09/25/2035		2,657	2,376
4.787% due 09/25/2035 ^		1,250	137
4.872% due 06/25/2036		2,101	1,938
4.893% due 08/25/2035		1,383	1,173
4.893% due 08/25/2035 ^		1,209	973
4.982% due 10/25/2035		1,232	1,006
5.049% due 04/25/2037 ^		28,876	19,552
Indymac Mortgage Loan Trust
0.390% due 07/25/2047		13,982	8,862
0.510% due 11/25/2035 ^		1,068	509
2.528% due 01/25/2036		19,186	17,148
5.409% due 08/25/2036		3,676	3,711
Isobel Finance PLC
3.084% due 10/17/2038	GBP	25,420	41,912
Jamaica Housing Development AID Bond
0.708% due 10/01/2018		$3,872	3,731
JPMorgan Alternative Loan Trust
0.320% due 09/25/2036		9,930	7,145
0.350% due 03/25/2037		3,280	1,748
0.380% due 08/25/2036		29,080	22,645
5.550% due 10/25/2036		108	107
5.750% due 12/25/2036		19,919	12,639
5.950% due 09/25/2036		286	287
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019		2,999	2,922
2.749% due 11/15/2043		701	734
3.341% due 07/15/2046		25,100	27,050
3.673% due 02/15/2046		32,700	35,500
3.853% due 06/15/2043		26,335	28,028
4.070% due 11/15/2043		1,600	1,811
4.608% due 06/15/2043		2,000	2,265
4.657% due 01/15/2042		1,750	1,754
4.678% due 07/15/2042		7,466	7,545
4.918% due 10/15/2042		200	218
4.936% due 08/15/2042		200	220
5.038% due 03/15/2046		485	525
5.247% due 01/12/2043		63	64
5.292% due 01/12/2043		24,984	27,560
5.298% due 05/15/2047		6,381	6,512
5.336% due 05/15/2047		178,058	204,412
5.399% due 05/15/2045		2,235	2,572
5.420% due 01/15/2049		73,259	84,956
5.440% due 06/12/2047		59,930	69,183
5.711% due 02/12/2049		3,570	3,923
5.728% due 02/12/2049		79,566	93,693
5.812% due 06/15/2049		5,000	5,866
5.871% due 04/15/2045		43,365	50,014
5.882% due 02/15/2051		33,040	39,148
JPMorgan Mortgage Trust
2.365% due 11/25/2033		41	41
2.536% due 07/27/2037		26,379	21,400
2.745% due 08/25/2035		12,068	11,992
2.856% due 02/25/2036		50,630	43,444
2.880% due 10/25/2035		1,744	1,634
2.917% due 10/25/2035		4,312	3,514
2.949% due 06/25/2035		1,129	1,024
2.952% due 02/25/2036		274	258
2.991% due 07/25/2035		2,671	2,694
3.002% due 10/25/2036		10,746	8,465
3.026% due 08/25/2035 ^		7,466	6,689
3.028% due 07/25/2035		6,131	6,081
3.029% due 07/25/2035		3,362	3,409
3.031% due 07/25/2035		3,735	3,775
3.041% due 07/25/2035		6,895	6,794
3.048% due 07/25/2035		9,798	10,004
3.059% due 10/25/2035		34,207	32,701
3.069% due 10/25/2035		26,445	25,667
3.095% due 07/25/2035		22,726	23,286
3.105% due 08/25/2035		4,659	4,639
4.725% due 02/25/2034		2,104	2,139
4.838% due 04/25/2035		738	746
4.951% due 10/25/2036		129	109
4.963% due 02/25/2035		7,232	7,363
5.000% due 08/25/2020		11,423	11,817
5.114% due 06/25/2035		19,923	20,194
5.124% due 06/25/2035		23,684	24,084
5.138% due 04/25/2036		10,995	10,172
5.243% due 11/25/2035		9,693	9,540
5.247% due 05/25/2036		10,029	8,736
5.274% due 04/25/2037		1,264	1,148
5.279% due 07/25/2035		1,993	2,004
5.319% due 09/25/2035		1,877	1,833
5.451% due 10/25/2036		70,277	59,879

5.500% due 03/25/2022		2,940	2,876
5.500% due 07/25/2036		3,524	3,172
5.520% due 04/25/2036		12,799	11,309
5.565% due 08/25/2036		9,619	7,854
5.750% due 01/25/2036		8,617	8,380
6.000% due 01/25/2037 ^		39,934	35,208
6.500% due 07/25/2036		7,724	7,091
6.500% due 08/25/2036		2,205	2,010
JPMorgan Resecuritization Trust
2.477% due 05/27/2037		13,528	10,910
5.219% due 05/27/2036		8,701	8,455
LB Mortgage Trust
8.534% due 01/20/2017		4,309	4,310
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		390	405
4.739% due 07/15/2030		200	217
4.742% due 02/15/2030		45	48
5.084% due 02/15/2031		14	14
5.124% due 11/15/2032		405	414
5.303% due 02/15/2040		3,517	3,519
5.372% due 09/15/2039		17,000	19,592
5.430% due 02/15/2040		38,983	44,995
5.532% due 03/15/2032		1	1
5.858% due 07/15/2040		85	102
5.866% due 09/15/2045		49,605	59,380
Lehman Mortgage Trust
0.530% due 08/25/2036 ^		22,279	15,385
5.000% due 12/25/2035		1,800	1,694
5.500% due 01/25/2036		2,930	2,516
6.462% due 04/25/2036		2,754	2,651
Lehman XS Trust
0.330% due 07/25/2037		15,271	7,612
1.110% due 08/25/2047		20,163	13,477
Luminent Mortgage Trust
0.370% due 11/25/2036		632	411
0.380% due 12/25/2036		18,339	12,970
0.390% due 12/25/2036		7,029	4,732
0.410% due 02/25/2046		140	81
0.410% due 10/25/2046		6,271	4,939
0.450% due 04/25/2036		24,698	14,547
Mall Funding PLC
1.209% due 04/22/2017	GBP	13,088	20,453
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046		$10,889	7,519
0.420% due 05/25/2047		3,819	2,667
0.450% due 05/25/2037		2,094	1,325
0.510% due 05/25/2047 ^		965	334
2.500% due 10/25/2032		1,748	1,782
2.588% due 07/25/2035		3,957	3,288
2.630% due 11/21/2034		40,669	42,281
2.749% due 05/25/2034		310	306
2.865% due 12/25/2034		12,707	12,309
2.901% due 12/25/2033		390	390
2.930% due 03/25/2035		1,118	856
MASTR Alternative Loans Trust
0.610% due 11/25/2033		15	15
0.610% due 03/25/2036		9,887	1,869
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,772	1,874
5.750% due 05/25/2036		20,462	19,819
6.000% due 10/25/2036		2,223	2,220
MASTR Reperforming Loan Trust
0.570% due 07/25/2035		6,552	5,094
7.000% due 08/25/2034		4,088	4,165
7.000% due 05/25/2035		1,211	1,156
MASTR Seasoned Securities Trust
6.217% due 09/25/2017		3,904	4,073
6.500% due 08/25/2032		13,710	15,370
Mellon Residential Funding Corp.
0.639% due 08/15/2032		300	303
0.649% due 12/15/2030		1,949	1,948
0.689% due 06/15/2030		11,666	11,568
0.909% due 11/15/2031		7,635	7,536
0.949% due 09/15/2030		2,087	1,988
1.089% due 11/15/2031		149	121
2.610% due 10/20/2029		5,058	5,088
Merrill Lynch Alternative Note Asset
0.320% due 03/25/2037		1,558	630
0.380% due 02/25/2037		7,876	6,716
0.510% due 03/25/2037		4,124	1,709
3.048% due 06/25/2037 ^		2,775	1,745
Merrill Lynch Floating Trust
0.751% due 07/09/2021		109,262	108,604
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		3,387	3,177
0.540% due 11/25/2029		704	684

0.670% due 04/25/2029	368	361
0.710% due 05/25/2029	208	205
0.830% due 10/25/2028	218	213
0.870% due 06/25/2028	2,796	2,729
0.950% due 03/25/2028	159	156
0.990% due 03/25/2028	85	82
1.015% due 11/25/2029	1,032	1,018
1.214% due 10/25/2035	1,905	1,878
1.374% due 10/25/2028	120	119
1.760% due 10/25/2035	70,251	69,325
2.305% due 01/25/2029	746	746
2.420% due 10/25/2035	17,660	17,552
2.480% due 04/25/2035	838	843
2.722% due 05/25/2036	11,643	11,348
2.765% due 02/25/2036	8,980	8,187
3.115% due 06/25/2037	3,061	2,942
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	11,620	10,145
0.460% due 08/25/2036	1,090	1,024
0.480% due 04/25/2035	2,146	1,937
0.490% due 08/25/2035	2,283	2,259
2.039% due 12/25/2032	856	863
2.482% due 02/25/2033	51	47
2.516% due 02/25/2035	19,895	20,176
2.545% due 05/25/2033	7,149	7,220
2.578% due 08/25/2034	2,688	2,730
2.583% due 06/25/2035	27,632	27,161
2.671% due 12/25/2035	3,892	3,292
2.693% due 12/25/2034	175	176
2.729% due 12/25/2035	3,385	3,130
2.731% due 02/25/2034	24	24
2.863% due 07/25/2035	1,320	1,192
2.956% due 09/25/2035	13,062	13,060
3.195% due 05/25/2033	8	9
5.079% due 12/25/2035	11,834	10,939
5.157% due 09/25/2035	42,540	40,430
5.250% due 08/25/2036	18,925	19,558
6.720% due 11/15/2026	10	11
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,632
5.204% due 09/12/2042	27,661	30,002
5.745% due 06/12/2050	956	973
5.849% due 06/12/2050	13,851	14,744
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	12,580	9,875
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.616% due 12/12/2049 (a)	90,940	1,110
5.172% due 12/12/2049	10,730	12,239
5.378% due 08/12/2048	25,620	29,461
5.414% due 07/12/2046	300	346
5.485% due 03/12/2051	33,790	39,194
5.700% due 09/12/2049	73,807	86,923
5.737% due 06/12/2050	29,150	33,551
5.949% due 08/12/2049	61,632	71,678
Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,185
4.700% due 07/15/2056	100	107
5.168% due 01/14/2042	200	215
5.420% due 03/12/2044	700	784
5.439% due 02/12/2044	16,400	17,169
5.447% due 02/12/2044	530	614
5.514% due 11/12/2049	500	581
5.569% due 12/15/2044	26,700	30,290
5.575% due 04/12/2049	1,456	1,502
5.610% due 04/15/2049	20,272	20,965
5.651% due 06/11/2042	300	356
5.692% due 04/15/2049	58,600	68,459
5.809% due 12/12/2049	88,410	105,303
5.852% due 12/12/2049	326	338
5.882% due 06/11/2049	35,914	42,484
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	18	19
Morgan Stanley Mortgage Loan Trust
0.470% due 03/25/2036	4,535	2,775
0.490% due 01/25/2036	9,316	5,985
0.500% due 12/25/2035	108	73
0.520% due 01/25/2035	23	22
0.530% due 01/25/2035	2,005	1,847
1.110% due 02/25/2036	265	204
2.514% due 06/25/2036	3,840	3,566
2.565% due 07/25/2035	4,188	3,655
2.717% due 07/25/2035	1,386	1,166
5.326% due 06/25/2036	23,711	15,813
5.701% due 02/25/2047	3,517	2,284
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037	54,809	50,504

5.789% due 08/12/2045		138,737	162,819
5.789% due 08/15/2045		81,900	96,116
MortgageIT Trust
0.490% due 10/25/2035		18,866	15,742
0.510% due 08/25/2035		8,868	7,992
New York Mortgage Trust
2.988% due 05/25/2036		31,965	26,926
Newgate Funding PLC
0.783% due 12/15/2050	EUR	107,200	128,492
1.119% due 12/15/2050	GBP	30,058	48,677
Nomura Asset Acceptance Corp.
0.430% due 05/25/2035		$742	732
2.785% due 10/25/2035		225	193
5.227% due 02/25/2036 ^		1,010	775
5.820% due 03/25/2047		2,373	2,343
6.138% due 03/25/2047		2,180	2,152
7.000% due 02/19/2030		1,764	1,769
7.500% due 03/25/2034		1,413	1,526
Nomura Resecuritization Trust
0.651% due 08/27/2047		111,231	105,507
OBP Depositor LLC Trust
4.646% due 07/15/2045		55,950	65,914
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		41	3
Opera Finance PLC
0.400% due 01/15/2015	EUR	14,050	14,442
0.728% due 02/02/2017	GBP	25,763	40,769
0.758% due 04/25/2017		1,457	2,304
Opteum Mortgage Acceptance Corp.
0.470% due 07/25/2035		$750	746
0.590% due 12/25/2035		32,107	24,004
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		14	16
Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
1,359.500% due 08/01/2019 (a)		0	1
Paragon Mortgages PLC
0.779% due 10/15/2041	GBP	2,432	3,509
0.883% due 05/15/2041		26,815	39,066
0.919% due 04/16/2035		5,981	8,852
Permanent Master Issuer PLC
0.639% due 10/15/2033		9,000	14,618
1.510% due 07/15/2042	EUR	29,400	39,211
1.910% due 07/15/2042		7,900	10,689
PHH Alternative Mortgage Trust
0.370% due 02/25/2037		$15,468	11,635
Prime Mortgage Trust
0.610% due 02/25/2019		245	240
0.610% due 02/25/2034		5,334	5,054
5.000% due 02/25/2019		9	10
Provident Funding Mortgage Loan Trust
2.510% due 04/25/2034		6,971	7,037
2.610% due 04/25/2034		1,457	1,472
2.750% due 10/25/2035		5,034	5,104
RBSSP Resecuritization Trust
0.428% due 10/27/2036		5,414	3,100
0.448% due 08/27/2037		8,000	5,853
0.478% due 09/27/2037		9,301	4,537
0.538% due 02/27/2037		6,317	3,827
Real Estate Capital PLC
0.758% due 07/25/2016	GBP	28,259	45,527
Regal Trust
2.538% due 09/29/2031		$522	500
Resecuritization Mortgage Trust
0.460% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.310% due 05/25/2037		28,771	18,635
0.350% due 01/25/2037		15,320	11,549
0.360% due 02/25/2047		49,313	27,447
0.390% due 05/25/2036		33,534	22,834
0.390% due 09/25/2036		6,615	4,320
0.390% due 06/25/2046		114,795	52,616
0.395% due 12/25/2036		78	51
0.400% due 07/25/2036		8,396	5,474
0.400% due 08/25/2036		15,722	11,046
0.400% due 09/25/2036		137	89
0.400% due 12/25/2036		7,944	5,635
0.410% due 10/25/2046		23,404	10,845
0.420% due 04/25/2046		22,255	10,523
0.460% due 08/25/2037		9,790	7,171
0.480% due 02/25/2046		4,637	2,392
0.510% due 08/25/2035		1,011	746
0.515% due 09/25/2046		408	80
0.540% due 03/25/2037		2,400	768
0.610% due 01/25/2033		31	29
0.860% due 07/25/2033		163	154

0.965% due 09/25/2046 ^		8,117	4,065
1.525% due 09/25/2045		450	336
3.332% due 04/25/2035		11,648	10,645
3.441% due 08/25/2035 ^		1,673	1,042
3.820% due 12/25/2035		26,741	19,042
3.879% due 09/25/2035		2,007	1,544
3.928% due 01/25/2036 ^		19,238	14,200
5.250% due 09/25/2020		22,920	23,432
5.500% due 06/25/2034		5,580	5,559
5.714% due 02/25/2036 ^		1,987	1,228
6.000% due 06/25/2036		127	98
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		461	497
Residential Asset Securitization Trust
0.610% due 01/25/2046 ^		22,490	10,135
0.660% due 12/25/2036 ^		796	260
0.710% due 03/25/2035		18,081	13,372
5.000% due 08/25/2019		4,210	4,264
5.500% due 06/25/2035		1,100	953
5.750% due 02/25/2036 ^		1,729	1,411
6.000% due 04/25/2037		731	649
6.250% due 10/25/2036 ^		900	652
6.500% due 08/25/2036		2,164	1,478
6.500% due 09/25/2036		2,299	1,813
Residential Funding Mortgage Securities, Inc. Trust
0.610% due 07/25/2018		113	110
3.320% due 09/25/2035		243	198
3.329% due 11/25/2035		2,268	1,883
3.459% due 02/25/2036		7,131	5,909
4.064% due 07/27/2037		24,447	19,533
5.250% due 07/25/2035		6,133	6,328
5.341% due 06/25/2035		3,597	3,535
5.500% due 12/25/2034		1,600	1,578
6.000% due 06/25/2036 ^		4,664	4,238
6.500% due 03/25/2032		326	344
ResLoc U.K. PLC
0.739% due 12/15/2043	GBP	4,822	5,790
RMAC Securities PLC
0.333% due 06/12/2044	EUR	3,586	4,340
0.669% due 06/12/2044	GBP	55,660	82,076
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$48,438	54,959
5.305% due 01/16/2049		7,520	7,524
5.331% due 02/16/2044		21,173	24,232
5.336% due 05/16/2047		29,124	33,484
5.420% due 01/16/2049		28,804	33,471
5.467% due 09/16/2039		1,900	2,169
5.692% due 04/16/2049		26,300	30,773
5.695% due 09/16/2040		7,500	8,753
5.921% due 02/16/2051		27,211	32,120
6.006% due 12/16/2049		37,000	44,328
6.068% due 09/17/2039		2,600	3,021
6.119% due 02/16/2051		15,000	17,706
Salomon Brothers Mortgage Securities, Inc.
0.710% due 05/25/2032		83	74
4.000% due 12/25/2018		87	93
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		82	88
Sears Mortgage Securities
12.000% due 02/25/2014		6	7
Securitized Asset Sales, Inc.
0.742% due 11/26/2023		123	127
Sequoia Mortgage Trust
0.411% due 07/20/2036		6,616	6,023
0.421% due 06/20/2036		4,300	3,779
0.561% due 07/20/2033		597	591
0.871% due 06/20/2033		46	44
0.910% due 10/19/2026		280	280
0.971% due 10/20/2027		282	282
1.011% due 10/20/2027		21	20
1.164% due 05/20/2034		5,983	5,576
1.328% due 02/20/2034		4,542	4,201
2.649% due 04/20/2035		24,056	24,205
2.728% due 01/20/2047		5,513	4,430
4.923% due 09/20/2046		11,917	9,875
5.372% due 01/20/2047		7,651	6,960
Sovereign Commercial Mortgage Securities Trust
5.982% due 07/22/2030		196	199
Structured Adjustable Rate Mortgage Loan Trust
0.430% due 05/25/2037		287	195
0.510% due 09/25/2034		3,690	3,065
0.510% due 08/25/2036		16,825	11,656
0.530% due 10/25/2035		20,354	15,758
0.690% due 06/25/2035		661	655
1.572% due 01/25/2035		403	287
1.710% due 10/25/2037 ^		1,632	890

2.633% due 12/25/2035	5,894	3,511
2.651% due 06/25/2035	4,449	3,937
2.680% due 12/25/2034	241	227
2.731% due 01/25/2036 ^	4,116	3,747
2.743% due 07/25/2034	2,751	2,725
2.745% due 03/25/2034	4,480	4,444
2.773% due 09/25/2034	64	64
2.775% due 02/25/2034	4,727	4,799
2.781% due 01/25/2035	2,200	2,022
2.792% due 04/25/2035	7,928	7,101
2.797% due 08/25/2035	108	98
2.802% due 11/25/2034	1,617	1,495
2.804% due 05/25/2034	347	348
2.812% due 08/25/2034	2,106	2,070
2.816% due 09/25/2035	4,990	4,467
2.824% due 04/25/2034	6,684	6,673
2.834% due 05/25/2036	12,875	9,697
2.858% due 03/25/2034	121	123
2.894% due 09/25/2034	2,498	2,510
2.932% due 02/25/2036	25,605	19,987
2.964% due 11/25/2035 ^	1,346	947
4.573% due 09/25/2036 ^	35,932	19,521
4.848% due 04/25/2036	8,917	7,204
5.049% due 11/25/2036 ^	7,658	7,158
5.094% due 05/25/2036	4,100	3,798
5.266% due 01/25/2036 ^	32,235	23,908
5.268% due 03/25/2036 ^	1,936	1,563
5.293% due 07/25/2035	12,779	11,661
5.568% due 02/25/2036 ^	2,306	1,852
5.601% due 09/25/2036	9,349	9,157
Structured Asset Mortgage Investments, Inc.
0.330% due 08/25/2036	29,291	18,941
0.340% due 03/25/2037	4,946	3,348
0.380% due 03/25/2037 ^	1,004	136
0.400% due 06/25/2036	1,289	973
0.400% due 07/25/2046	45,870	30,693
0.420% due 04/25/2036	1,411	937
0.420% due 08/25/2036	9,616	6,290
0.420% due 05/25/2046	176	100
0.430% due 05/25/2036	52	34
0.430% due 05/25/2046	15,583	7,515
0.430% due 09/25/2047	300	168
0.440% due 05/25/2045	1,377	996
0.460% due 07/19/2035	12,365	11,538
0.470% due 05/25/2046 ^	391	56
0.510% due 08/25/2036	1,100	377
0.520% due 12/25/2035	6,349	4,221
0.790% due 07/19/2034	32	32
0.870% due 09/19/2032	7,591	7,386
0.870% due 10/19/2034	966	950
0.910% due 03/19/2034	11	11
1.050% due 10/19/2033	1,161	1,099
3.288% due 05/25/2022	677	695
9.223% due 06/25/2029	55	58
Structured Asset Securities Corp.
2.198% due 05/25/2032	236	226
2.393% due 07/25/2032	662	657
2.555% due 01/25/2032	1,430	1,231
2.584% due 02/25/2032	1,089	1,119
2.692% due 01/25/2034	7,027	6,961
2.752% due 06/25/2033	4,565	4,606
2.859% due 10/28/2035	588	544
2.906% due 11/25/2033	391	392
3.649% due 03/25/2033	2,099	2,094
5.000% due 05/25/2035	23,375	23,640
5.500% due 06/25/2035	5,058	4,892
5.750% due 02/25/2035	31,193	31,283
7.500% due 10/25/2036	5,179	4,771
7.625% due 04/15/2027	39	40
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	32	33
Suntrust Adjustable Rate Mortgage Loan Trust
3.055% due 01/25/2037	14,638	12,882
Suntrust Alternative Loan Trust
0.860% due 12/25/2035	15,174	9,667
5.750% due 12/25/2035	10,153	8,214
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,204	764
5.970% due 09/25/2036	5,583	1,474
6.015% due 07/25/2037	2,338	1,844
6.500% due 07/25/2036	8,794	4,530
Thornburg Mortgage Securities Trust
0.910% due 12/25/2033	2,951	2,965
1.460% due 06/25/2047	57,473	51,130
2.753% due 09/25/2047	130,685	108,867
2.822% due 10/25/2043	1,165	1,166

5.656% due 10/25/2046		385,741	386,958
5.710% due 07/25/2036		257,477	258,933
5.750% due 06/25/2047		82,638	74,476
5.800% due 03/25/2037		41,740	38,797
6.152% due 09/25/2037		13,751	13,753
Titan Europe PLC
0.809% due 10/23/2016	GBP	3,536	5,515
Unite USAF PLC
0.715% due 03/31/2017		29,600	47,493
VNO Mortgage Trust
2.996% due 11/15/2030		$50,000	51,885
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		8,322	8,196
0.384% due 06/15/2049		184,222	173,129
5.088% due 08/15/2041		10	11
5.090% due 07/15/2042		2,867	2,877
5.118% due 07/15/2042		100	110
5.215% due 01/15/2041		450	474
5.342% due 12/15/2043		174,950	201,386
5.416% due 01/15/2045		16,615	18,830
5.500% due 10/15/2048		16,176	16,260
5.509% due 04/15/2047		62,108	72,157
5.701% due 05/15/2043		28	28
5.732% due 06/15/2049		1,401	1,441
5.737% due 06/15/2049		18,639	21,825
5.921% due 02/15/2051		20,000	23,595
Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035		15,346	14,105
2.989% due 08/20/2035		21,548	20,542
5.360% due 10/20/2035		3,062	3,043
5.788% due 03/20/2037 ^		6,864	6,285
WaMu Mortgage Pass-Through Certificates
0.430% due 07/25/2046 ^		157	15
0.440% due 04/25/2045		14,115	13,278
0.470% due 11/25/2045		32,677	30,482
0.480% due 12/25/2045		1,516	1,411
0.490% due 11/25/2045		33,271	29,337
0.500% due 07/25/2045		670	636
0.500% due 10/25/2045		66,209	63,248
0.500% due 12/25/2045		29,145	26,932
0.520% due 01/25/2045		2,144	2,100
0.530% due 01/25/2045		5,605	5,275
0.530% due 07/25/2045		361	348
0.540% due 01/25/2045		7,743	7,488
0.610% due 11/25/2034		6,290	6,264
0.620% due 11/25/2034		2,148	2,108
0.620% due 11/25/2045		687	563
0.620% due 12/25/2045		613	507
0.670% due 06/25/2044		3,473	2,987
0.740% due 11/25/2034		1,043	925
0.866% due 02/25/2047		14,436	10,821
0.866% due 03/25/2047		37,328	26,735
0.906% due 01/25/2047		18,451	13,373
0.916% due 06/25/2047		11,502	9,410
0.926% due 04/25/2047		25,679	23,125
0.936% due 05/25/2047		28,656	23,623
0.976% due 12/25/2046		32,715	28,061
0.976% due 07/25/2047		1,001	797
0.986% due 12/25/2046		17,525	13,159
1.105% due 05/25/2046		21,913	19,679
1.145% due 06/25/2046		38,958	34,029
1.160% due 02/25/2046		4,004	3,681
1.166% due 08/25/2046		330	262
1.339% due 05/25/2041		126	125
1.365% due 11/25/2042		747	717
1.565% due 06/25/2042		1,561	1,509
1.565% due 08/25/2042		736	707
2.120% due 03/25/2033		42	42
2.129% due 01/25/2037 ^		10,310	8,042
2.261% due 02/27/2034		8,910	9,076
2.261% due 07/25/2047		8,597	6,208
2.403% due 04/25/2037		6,940	5,203
2.426% due 12/25/2036 ^		6,579	5,204
2.435% due 09/25/2033		2,520	2,579
2.435% due 08/25/2034		975	968
2.454% due 06/25/2033		7,727	7,923
2.458% due 05/25/2035		78,140	71,000
2.459% due 06/25/2037		44,649	35,001
2.469% due 03/25/2036		24,845	21,700
2.471% due 03/25/2035		6,232	6,042
2.472% due 10/25/2035		3,850	3,671
2.478% due 08/25/2035		34,313	32,882
2.487% due 12/25/2035		43,351	39,944
2.493% due 01/25/2033		346	354
2.494% due 09/25/2035		37,403	33,729
2.496% due 02/25/2037 ^		17,930	13,185

2.507% due 04/25/2035	17,634	16,606
2.511% due 05/25/2046	2,293	1,942
2.511% due 07/25/2046	1,885	1,720
2.511% due 08/25/2046	1,106	1,003
2.511% due 10/25/2046	23,588	21,347
2.511% due 12/25/2046	15,947	13,842
2.536% due 12/25/2035	25,000	22,982
2.538% due 09/25/2046	13,377	11,664
2.538% due 11/25/2046	5,312	4,807
2.551% due 09/25/2033	337	341
2.569% due 03/25/2034	1,679	1,711
2.571% due 06/25/2034	81	83
2.643% due 12/25/2036 ^	23,967	19,253
2.685% due 02/25/2037	41,249	33,108
2.697% due 09/25/2036	15,541	12,604
2.699% due 08/25/2046	9,642	7,714
2.752% due 03/25/2037	81,019	72,133
2.915% due 12/25/2035	6,285	6,092
4.708% due 05/25/2037	409	333
4.738% due 05/25/2037 ^	16,938	13,116
4.770% due 03/25/2036	36,846	35,750
4.818% due 12/25/2036 ^	26,193	23,816
4.999% due 02/25/2037	26,515	21,731
5.035% due 01/25/2036	19,223	18,537
5.093% due 07/25/2037	1,115	1,033
5.095% due 08/25/2036	27,611	23,383
5.130% due 08/25/2036	21,995	20,483
5.146% due 02/25/2037	1,508	1,430
5.174% due 04/25/2037	4,223	3,884
5.238% due 08/25/2036	13,993	12,716
5.324% due 08/25/2035	5,008	4,919
5.918% due 08/25/2046	28,811	27,320
6.000% due 07/25/2034	1,330	1,389
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.660% due 04/25/2035	23,615	17,214
0.880% due 12/25/2046	48,576	24,563
0.930% due 04/25/2047	807	144
1.136% due 05/25/2046	8,539	5,345
5.500% due 07/25/2035	11,708	11,231
5.500% due 06/25/2037	5,435	4,848
6.268% due 07/25/2036	1,986	1,011
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	3	3
2.331% due 02/25/2033	26	26
2.444% due 01/25/2035	743	754
2.600% due 05/25/2033	141	139
2.679% due 06/25/2033	7,739	7,897
Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	10,159	9,624
Wells Fargo Commercial Mortgage Trust
2.163% due 10/15/2045 (a)	89,965	12,236
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	4,495	3,642
2.614% due 06/25/2034	29,010	29,432
2.614% due 07/25/2036 ^	53,688	47,180
2.615% due 01/25/2035	1,603	1,576
2.617% due 03/25/2035	9,143	9,019
2.619% due 01/25/2035	3,077	3,084
2.623% due 12/25/2034	44,714	45,536
2.623% due 01/25/2035	14,698	14,380
2.623% due 07/25/2036 ^	2,302	2,002
2.625% due 12/25/2034	2,274	2,353
2.626% due 09/25/2034	12,981	13,481
2.626% due 06/25/2035	9,118	9,352
2.627% due 06/25/2035	80,870	82,325
2.627% due 03/25/2036	158,068	155,232
2.631% due 10/25/2036 ^	16,362	14,571
2.633% due 09/25/2034	597	597
2.651% due 10/25/2035	33,043	32,206
2.657% due 10/25/2035	22,488	21,635
2.659% due 03/25/2036	4,835	4,294
2.661% due 06/25/2035	3,029	3,104
2.662% due 03/25/2035	1,839	1,819
2.680% due 06/25/2034	8,232	8,369
2.680% due 05/25/2035	4,842	4,919
2.685% due 03/25/2035	10,991	11,176
2.685% due 04/25/2036	453	450
2.695% due 02/25/2034	4,421	4,388
2.696% due 11/25/2034	2,008	2,024
2.710% due 04/25/2036	26,005	24,072
2.736% due 06/25/2035	1,000	1,025
2.757% due 08/25/2033	522	537
2.760% due 03/25/2036	15,200	14,705
3.045% due 09/25/2036 ^	8,481	7,268
4.500% due 11/25/2018	6	6
4.569% due 12/25/2033	3,607	3,705

4.616% due 09/25/2033		404	418
4.633% due 01/25/2034		135	136
4.680% due 12/25/2033		390	404
4.728% due 07/25/2034		68	71
5.000% due 03/25/2036		4,061	4,115
5.019% due 03/25/2036		45,512	45,656
5.154% due 06/25/2033		937	942
5.158% due 10/25/2035		42,206	42,116
5.233% due 05/25/2035		2,703	2,716
5.250% due 10/25/2035		5,468	5,649
5.350% due 03/25/2036		530	525
5.500% due 11/25/2035		623	640
5.500% due 01/25/2036		9,409	9,299
5.500% due 02/25/2037		2,571	2,349
5.572% due 04/25/2036		28,003	27,185
5.705% due 04/25/2037		16,103	14,789
5.750% due 03/25/2036		11,173	11,277
5.750% due 02/25/2037		1,416	1,420
5.750% due 04/25/2037		10,009	9,546
6.000% due 06/25/2036 ^		10,891	9,458
6.000% due 08/25/2036		11,123	10,794
6.000% due 03/25/2037 ^		8,492	8,024
6.000% due 04/25/2037		11,108	10,468
6.000% due 07/25/2037		55,047	54,592
6.000% due 08/25/2037		34,679	35,115
6.250% due 07/25/2037		722	695
Windermere CMBS PLC
0.370% due 08/22/2016	EUR	19,709	25,767

Total Mortgage-Backed Securities (Cost $17,424,836)			18,762,214

ASSET-BACKED SECURITIES 2.1%
ACA CLO Ltd.
0.565% due 07/25/2018		$106,088	104,275
0.569% due 01/20/2021		20,000	19,601
Academic Loan Funding Trust
1.010% due 12/27/2022		38,011	38,338
Access Group, Inc.
1.615% due 10/27/2025		50,850	51,683
Accredited Mortgage Loan Trust
0.470% due 09/25/2036		7,457	4,251
4.330% due 06/25/2033		4,541	3,919
4.980% due 10/25/2033		3,218	2,828
ACE Securities Corp.
0.270% due 10/25/2036		25	8
0.370% due 08/25/2036		6,000	2,178
0.410% due 12/25/2036		30,045	10,054
0.430% due 08/25/2036		7,710	2,836
1.185% due 11/25/2033		4,120	3,816
AFC Home Equity Loan Trust
0.920% due 12/22/2027		4	4
Ally Auto Receivables Trust
0.910% due 11/17/2014		2,490	2,495
Alzette European CLO S.A.
0.628% due 12/15/2020		4,441	4,395
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		8,804	8,733
0.544% due 08/08/2017		33,281	33,044
Ameriquest Mortgage Securities, Inc.
0.410% due 05/25/2035		1,304	1,299
0.440% due 11/25/2035		61	61
0.512% due 11/25/2034		806	801
4.946% due 11/25/2035		6,674	6,741
Amortizing Residential Collateral Trust
0.750% due 06/25/2032		260	217
0.790% due 07/25/2032		97	84
0.910% due 10/25/2031		139	110
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	29,057	37,140
Argent Securities, Inc.
0.410% due 10/25/2035		$1,420	1,401
0.480% due 05/25/2036		18,103	6,151
Artus Loan Fund Ltd.
0.960% due 02/15/2018		2,828	2,821
Asset-Backed Funding Certificates Trust
0.370% due 01/25/2037		18,126	9,694
0.430% due 01/25/2037		12,959	6,673
0.520% due 12/25/2034		1,164	1,136
0.910% due 06/25/2034		2,320	2,136
1.070% due 12/25/2030		1,681	1,584
1.305% due 05/25/2032		1,296	1,131
Asset-Backed Securities Corp. Home Equity
0.290% due 05/25/2037		1,059	867
0.440% due 11/25/2036		7,500	3,651
0.485% due 09/25/2034		2,027	1,948

0.700% due 07/25/2035		1,312	1,307
1.020% due 06/25/2034		18,610	16,611
1.260% due 12/25/2034		10,000	8,254
1.559% due 04/15/2033		498	458
Avoca CLO BV
0.743% due 09/15/2021	EUR	62,036	79,322
Bank of America Auto Trust
2.670% due 12/15/2016		$7,254	7,311
Bank One Issuance Trust
0.459% due 05/16/2016		500	501
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037		175	170
0.280% due 12/25/2036		1,770	1,722
0.290% due 10/25/2036		21	20
0.300% due 06/25/2047		9	8
0.320% due 11/25/2036		932	588
0.360% due 01/25/2037		6,603	6,085
0.370% due 01/25/2037		25,163	13,939
0.380% due 05/25/2036		9,520	6,292
0.380% due 10/25/2036		18,967	16,382
0.380% due 01/25/2037		18,798	7,575
0.390% due 04/25/2036		19,782	19,164
0.390% due 06/25/2047		10,200	8,932
0.400% due 01/25/2047		4,934	4,860
0.410% due 04/25/2037		12,000	8,891
0.450% due 06/25/2047		7,500	3,968
0.490% due 02/25/2036		114	113
0.490% due 04/25/2036		6,724	5,813
0.560% due 04/25/2037		10,800	2,793
0.610% due 11/25/2034		3,565	2,603
0.610% due 09/25/2046		5,658	4,230
0.730% due 07/25/2035		864	861
0.850% due 12/25/2034		7	7
0.870% due 10/25/2032		3,037	2,813
1.010% due 10/27/2032		967	881
1.210% due 10/25/2037		496	400
1.210% due 11/25/2042		374	363
1.460% due 08/25/2037		11,078	7,792
2.986% due 06/25/2043		1,440	1,471
3.025% due 10/25/2036		261	196
3.161% due 07/25/2036		299	220
Berica ABS SRL
0.485% due 12/30/2055	EUR	64,800	80,567
BNC Mortgage Loan Trust
0.310% due 05/25/2037		$655	638
0.340% due 07/25/2037		5,819	5,165
Callidus Debt Partners CLO Fund Ltd.
0.590% due 04/17/2020		25,283	24,949
1.069% due 01/21/2021		13,372	13,230
Carrington Mortgage Loan Trust
0.310% due 06/25/2037		1,330	1,274
0.330% due 02/25/2037		18	18
0.370% due 10/25/2036		8,877	4,224
0.450% due 10/25/2036		13,800	6,193
0.460% due 10/25/2036		10,400	5,010
0.530% due 10/25/2035		3,931	3,911
0.590% due 12/25/2035		21,844	18,051
0.670% due 06/25/2035		3,800	3,204
Chase Funding Mortgage Loan Asset-Backed Certificates
0.770% due 02/25/2033		57	53
0.850% due 08/25/2032		868	703
0.870% due 11/25/2032		25	23
0.950% due 10/25/2032		275	249
4.396% due 02/25/2030		149	150
4.499% due 11/25/2034		13	13
Chase Issuance Trust
1.409% due 05/15/2015		100	100
1.808% due 09/15/2015		1,200	1,213
CIT Group Home Equity Loan Trust
1.260% due 09/25/2030		4,121	3,295
CIT Mortgage Loan Trust
1.460% due 10/25/2037		1,373	1,328
Citibank Credit Card Issuance Trust
4.850% due 04/22/2015		125	127
Citibank Omni Master Trust
2.959% due 08/15/2018		87,740	91,307
4.900% due 11/15/2018		175,000	188,851
5.350% due 08/15/2018		25,000	26,909
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		1,656	1,625
0.270% due 07/25/2045		5,162	3,709
0.280% due 05/25/2037		8,368	6,142
0.320% due 08/25/2036		96	95
0.360% due 10/25/2036		6,801	6,723
0.370% due 09/25/2036		7,632	3,715
0.380% due 07/25/2045		16,200	7,892

0.410% due 05/25/2037	8,000	3,696
0.460% due 08/25/2036	24,500	10,864
0.470% due 09/25/2036	5,344	2,451
0.470% due 07/25/2045	7,717	3,661
0.480% due 05/25/2037	17,700	8,680
1.185% due 11/25/2034	19,504	17,786
5.764% due 01/25/2037	2,058	1,346
Columbus Nova CLO Ltd.
0.560% due 05/16/2019	4,870	4,729
Commercial Industrial Finance Corp.
0.570% due 05/10/2021	10,600	10,261
Concord Real Estate CDO Ltd.
0.490% due 12/25/2046	14,200	13,329
Conseco Finance
0.659% due 05/15/2032	75	74
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	124	130
6.681% due 12/01/2033	297	309
7.490% due 07/01/2031	647	632
Conseco Financial Corp.
6.240% due 12/01/2028	284	296
6.870% due 04/01/2030	507	544
7.140% due 01/15/2029	35	37
Countrywide Asset-Backed Certificates
0.330% due 06/25/2047	40,000	38,895
0.340% due 06/25/2047	4,271	4,194
0.360% due 01/25/2037	14,316	12,057
0.360% due 02/25/2037	30,099	25,877
0.360% due 05/25/2037	24,100	19,424
0.360% due 01/25/2045	21,307	20,538
0.360% due 06/25/2047	61,150	44,660
0.370% due 01/25/2034	5,000	3,724
0.370% due 03/25/2037	7,529	6,394
0.370% due 01/25/2046	6,351	5,194
0.380% due 05/25/2037	54,800	41,855
0.380% due 06/25/2047	13,400	9,862
0.390% due 09/25/2036	4,718	4,560
0.400% due 06/25/2036	14,652	14,153
0.430% due 06/25/2037	11,000	4,375
0.450% due 03/25/2037	14,200	4,127
0.460% due 04/25/2036	12,853	12,383
0.460% due 05/25/2036	8,980	8,754
0.480% due 01/25/2036	1,443	1,322
0.500% due 06/25/2036	4,440	3,131
0.500% due 07/25/2036	7,400	4,804
0.500% due 08/25/2036	8,697	3,800
0.510% due 08/25/2035	6,753	6,120
0.510% due 06/25/2036	9,400	5,627
0.520% due 09/25/2037	7,200	2,277
0.550% due 04/25/2036	10,159	7,838
0.550% due 12/25/2036	85	44
0.560% due 05/25/2036	33,100	26,491
0.580% due 11/25/2033	22	22
0.580% due 12/25/2034	4,061	3,958
0.595% due 11/25/2035	2,503	2,184
0.600% due 11/25/2034	4,082	3,900
0.610% due 08/25/2034	1,032	963
0.660% due 11/25/2034	1,407	1,347
0.690% due 12/25/2031	337	214
0.710% due 08/25/2047	20,000	19,234
0.740% due 05/25/2035	4,841	4,795
0.810% due 07/25/2035	19,000	16,800
0.910% due 11/25/2035	2,000	1,142
0.950% due 05/25/2032	22	19
1.185% due 11/25/2034	6,000	4,755
2.610% due 01/25/2034	22,475	16,482
4.693% due 10/25/2035	13,868	13,164
4.740% due 10/25/2035	1,636	1,573
5.103% due 05/25/2035	3,500	2,998
5.689% due 10/25/2046	21,500	17,742
5.714% due 04/25/2047	10,126	7,213
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032	1,069	923
0.910% due 07/25/2032	54	40
0.950% due 08/25/2032	2,042	1,609
1.010% due 05/25/2043	1,718	1,485
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036	173	82
0.280% due 01/25/2037	42	15
0.330% due 07/25/2037	583	288
0.360% due 11/25/2036	16,715	8,063
0.460% due 07/25/2036	10,000	5,643
0.460% due 04/25/2037	1,775	955
1.310% due 04/25/2032	325	298
4.831% due 08/25/2035	60	60
6.280% due 05/25/2035	1,793	1,853

CSAM Funding
0.780% due 10/15/2016		5,858	5,843
Delta Funding Home Equity Loan Trust
1.029% due 09/15/2029		210	174
Denver Arena Trust
6.940% due 11/15/2019		1,381	1,419
Dryden Leveraged Loan CDO
0.986% due 01/25/2022	EUR	10,324	13,357
Educational Services of America, Inc.
1.165% due 07/25/2023		$44,844	45,521
EFS Volunteer LLC
1.165% due 10/26/2026		30,329	30,302
EMC Mortgage Loan Trust
0.660% due 12/25/2042		2,349	1,900
0.660% due 05/25/2043		685	585
0.950% due 05/25/2040		50	46
Equity One ABS, Inc.
0.770% due 11/25/2032		5,976	5,267
Eurocredit CDO BV
0.930% due 02/22/2020	EUR	18,838	24,442
First Alliance Mortgage Loan Trust
0.971% due 03/20/2031		$320	261
First Frankin Mortgage Loan Trust
0.690% due 12/25/2035		3,500	2,969
First Franklin Mortgage Loan Trust
0.270% due 10/25/2036		50	50
0.350% due 09/25/2036		1,873	1,520
0.490% due 10/25/2035		2,147	2,144
0.610% due 04/25/2035		790	788
0.680% due 07/25/2035		825	783
0.950% due 12/25/2034		73	73
1.110% due 03/25/2034		6,318	5,262
1.635% due 10/25/2034		3,205	2,021
First NLC Trust
0.280% due 08/25/2037		1,588	697
0.480% due 02/25/2036		20,962	18,533
FMAC Loan Receivables Trust
6.500% due 09/15/2020 ^		1	1
Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	45,868	46,338
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		$3,742	3,771
Fraser Sullivan CLO Ltd.
0.568% due 03/15/2020		32,484	32,079
Fremont Home Loan Trust
0.270% due 01/25/2037		44	20
0.320% due 02/25/2036		6	6
0.360% due 01/25/2037		9,615	4,474
0.380% due 02/25/2037		14,300	6,595
0.450% due 02/25/2037		28,906	13,528
0.460% due 05/25/2036		16,103	6,415
0.540% due 01/25/2036		14,055	7,837
GCO Education Loan Funding Trust
0.392% due 11/25/2020		1,240	1,236
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036		13	5
Globaldrive BV
1.710% due 04/20/2018	EUR	18,717	24,997
GMAC Mortgage Corp. Loan Trust
7.000% due 09/25/2037		$181	168
Greenpoint Manufactured Housing
7.270% due 06/15/2029		547	535
8.300% due 10/15/2026		500	553
Grosvenor Place CLO BV
0.661% due 03/28/2023	EUR	127,000	161,777
GSAA Trust
0.380% due 09/25/2036		$5,305	2,511
0.440% due 03/25/2036		23,312	18,236
0.510% due 03/25/2037		4,385	2,466
0.510% due 05/25/2047		857	553
0.580% due 06/25/2035		9,556	8,517
4.751% due 06/25/2034		105	106
5.474% due 03/25/2036		19,763	13,808
5.995% due 03/25/2046 ^		25,379	19,627
GSAMP Trust
0.280% due 12/25/2036		347	168
0.360% due 08/25/2036		20,500	11,170
0.390% due 11/25/2035		627	65
0.440% due 03/25/2047		10,726	4,231
0.550% due 01/25/2035		318	312
0.580% due 03/25/2047		2,000	1,032
0.880% due 06/25/2035		4,186	4,056
1.060% due 02/25/2047		77,077	63,527
GSC Partners CDO Fund Ltd.
0.692% due 11/20/2016		3,805	3,804

GSRPM Mortgage Loan Trust
0.910% due 01/25/2032		173	173
Gulf Stream Sextant CLO Ltd.
0.542% due 08/21/2020		14,875	14,702
Halcyon Structured Asset Management Long/Short Ltd.
0.537% due 08/07/2021		185,279	182,066
Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	17,868	23,060
Hewett’s Island CDO Ltd.
0.580% due 08/09/2017		$5,259	5,215
Hewett’s Island CLO Ltd.
0.551% due 12/05/2018		4,448	4,363
Home Equity Asset Trust
0.270% due 05/25/2037		1,029	1,021
0.380% due 08/25/2036		6,103	5,879
0.395% due 07/25/2037		8,100	7,059
0.700% due 12/25/2035		12,200	9,898
0.810% due 11/25/2032		154	112
HSBC Home Equity Loan Trust
0.361% due 03/20/2036		9,866	9,732
0.371% due 01/20/2036		6,373	6,293
0.481% due 01/20/2035		1,930	1,880
0.501% due 01/20/2034		36,567	35,473
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036		157	56
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		329	136
0.260% due 12/25/2036		48	48
0.390% due 04/25/2037		54,858	27,457
Hyde Park CDO BV
0.568% due 06/14/2022	EUR	15,245	19,550
ICE EM CLO
1.069% due 08/15/2022		$122,000	113,910
IMC Home Equity Loan Trust
5.391% due 07/25/2026		45	39
7.310% due 11/20/2028		20	20
7.520% due 08/20/2028		16	16
Indymac Residential Asset-Backed Trust
0.420% due 04/25/2037		6,600	3,343
0.450% due 11/25/2036		24,500	12,411
0.460% due 03/25/2036		15,048	13,451
IXIS Real Estate Capital Trust
0.550% due 02/25/2036		416	396
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		1,641	1,520
0.290% due 08/25/2036		429	153
0.290% due 03/25/2037		11	11
0.370% due 07/25/2036		10,642	4,659
0.400% due 05/25/2035		491	461
0.400% due 03/25/2047		25,812	12,860
0.470% due 05/25/2037		4,600	2,739
Jubilee CDO BV
0.686% due 09/20/2022	EUR	18,589	23,678
0.806% due 10/15/2019		6,772	8,827
L.A. Arena Funding LLC
7.656% due 12/15/2026		$175	194
Landmark CDO Ltd.
0.611% due 06/01/2017		1,907	1,885
LCM Ltd.
0.540% due 03/21/2019		18,200	17,624
Lehman ABS Mortgage Loan Trust
0.300% due 06/25/2037		6,104	3,285
Lehman XS Trust
0.380% due 10/25/2036		23,105	17,632
0.380% due 12/25/2036 ^		3,559	2,006
0.400% due 11/25/2046		564	418
0.410% due 08/25/2046		25,470	17,946
0.440% due 04/25/2046		33,306	20,636
0.470% due 02/25/2046		6,262	3,965
0.480% due 12/25/2035		124	103
0.490% due 08/25/2035		42	39
1.710% due 07/25/2035		10,900	10,204
5.420% due 11/25/2035		1,784	1,749
Long Beach Mortgage Loan Trust
0.760% due 06/25/2035		2,059	2,014
0.770% due 10/25/2034		5,242	4,666
1.140% due 04/25/2035		6,000	5,334
Magi Funding PLC
0.671% due 04/11/2021	EUR	58,991	75,792
Magnolia Funding Ltd.
3.000% due 04/20/2017		26,992	35,656
Massachusetts Educational Financing Authority
1.265% due 04/25/2038		$6,555	6,588
MASTR Asset-Backed Securities Trust
0.260% due 01/25/2037		154	49
0.290% due 05/25/2037		154	152

0.440% due 02/25/2036	7,511	7,260
0.510% due 05/25/2037	26,900	23,406
5.471% due 11/25/2035	4,179	4,019
5.719% due 02/25/2036	9,782	9,893
MASTR Specialized Loan Trust
0.610% due 07/25/2034	610	596
Merrill Lynch First Franklin Mortgage Loan Trust
0.380% due 04/25/2037	5,214	2,808
Merrill Lynch Mortgage Investors, Inc.
0.270% due 11/25/2037	2,928	1,319
0.280% due 04/25/2047	22,918	12,867
0.320% due 03/25/2037	10,893	7,243
0.330% due 02/25/2037	1,569	590
0.380% due 07/25/2037	8,000	3,464
0.470% due 03/25/2037	75,100	36,743
MESA Trust
1.010% due 12/25/2031	1,293	991
Mid-State Trust
6.005% due 08/15/2037	432	467
7.340% due 07/01/2035	875	909
7.791% due 03/15/2038	3,254	3,405
8.330% due 04/01/2030	1,832	1,913
Morgan Stanley ABS Capital
0.260% due 07/25/2036	358	138
0.270% due 12/25/2036	4,829	2,292
0.270% due 05/25/2037	3,230	2,029
0.310% due 11/25/2036	3,014	2,226
0.320% due 03/25/2037	2,896	1,343
0.350% due 10/25/2036	32,560	16,200
0.360% due 09/25/2036	14,300	5,994
0.360% due 10/25/2036	10,800	5,047
0.360% due 12/25/2036	3,894	1,871
0.370% due 09/25/2036	6,000	2,803
0.390% due 03/25/2037	7,443	3,495
0.430% due 10/25/2036	4,000	1,981
0.440% due 09/25/2036	4,482	2,214
0.440% due 10/25/2036	2,500	1,190
0.440% due 02/25/2037	7,836	3,243
0.460% due 08/25/2036	25,200	11,021
0.460% due 03/25/2037	52,396	24,903
0.460% due 05/25/2037	5,665	2,906
0.550% due 03/25/2037	5,458	2,634
0.570% due 02/25/2037	13,023	5,518
0.950% due 01/25/2034	106	101
1.010% due 07/25/2037	8,999	8,566
1.065% due 03/25/2034	8,181	7,309
1.110% due 05/25/2034	18,501	16,500
1.155% due 06/25/2034	4,082	3,767
1.210% due 03/25/2033	1,977	1,792
1.230% due 08/25/2034	1,229	1,127
Morgan Stanley Dean Witter Capital
1.485% due 09/25/2032	3,844	3,466
1.560% due 02/25/2033	2,320	1,975
Morgan Stanley Home Equity Loan Trust
0.440% due 04/25/2037	10,000	5,211
0.560% due 04/25/2037	7,513	3,973
Morgan Stanley IXIS Real Estate Capital Trust
0.260% due 11/25/2036	9	4
0.320% due 11/25/2036	184	78
Morgan Stanley Mortgage Loan Trust
0.280% due 01/25/2047	14	13
0.290% due 11/25/2036	5,701	2,271
0.440% due 02/25/2037	1,142	589
0.570% due 04/25/2037	5,018	2,374
5.577% due 10/25/2046	2,450	1,477
5.726% due 10/25/2036	2,271	1,334
5.750% due 11/25/2036 ^	2,684	1,383
5.750% due 04/25/2037	1,402	1,070
6.000% due 07/25/2047	1,526	1,203
Nelnet Student Loan Trust
1.015% due 07/25/2018	20,120	20,184
1.245% due 10/25/2019	5,000	5,036
New Century Home Equity Loan Trust
0.470% due 06/25/2035	810	803
0.480% due 09/25/2035	4,395	4,353
1.095% due 05/25/2034	2,826	2,509
3.210% due 01/25/2033	7,196	5,864
Novastar Home Equity Loan
0.310% due 01/25/2037	6,242	2,398
0.360% due 09/25/2036	27,862	11,504
0.380% due 11/25/2036	15,642	5,505
0.390% due 03/25/2037	5,795	2,436
0.420% due 01/25/2037	28,077	11,018
0.460% due 10/25/2036	8,828	3,649
0.920% due 12/25/2033	1,257	1,159

NYLIM Flatiron CLO Ltd.
0.532% due 08/08/2020		10,750	10,451
Oakwood Mortgage Investors, Inc.
7.650% due 04/15/2027		162	161
Octagon Investment Partners Ltd.
0.671% due 12/02/2016		2,637	2,627
Option One Mortgage Loan Trust
0.270% due 07/25/2037		7	7
0.350% due 01/25/2037		27,628	13,683
0.390% due 04/25/2037		11,800	6,539
0.460% due 07/25/2037		5,000	2,538
Ownit Mortgage Loan Trust
0.360% due 05/25/2037		29,303	15,189
Palisades CDO Ltd.
0.679% due 07/22/2039		50,292	47,525
Panhandle-Plains Higher Education Authority, Inc.
1.438% due 10/01/2035		31,015	31,485
Park Place Securities, Inc.
0.470% due 09/25/2035		247	239
0.760% due 03/25/2035		8,000	6,865
0.860% due 10/25/2034		10,700	10,716
Penta CLO S.A.
0.564% due 06/04/2024	EUR	58,970	73,173
People’s Choice Home Loan Securities Trust
1.560% due 01/25/2035		$6,500	4,167
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047		11,496	10,000
Primus CLO Ltd.
0.573% due 07/15/2021		163,977	156,450
RAAC Series
0.480% due 05/25/2036		2,804	2,295
0.610% due 06/25/2047		1,700	1,455
1.410% due 09/25/2047		9,922	9,110
Renaissance Home Equity Loan Trust
0.570% due 11/25/2034		478	431
0.710% due 12/25/2033		266	254
0.910% due 08/25/2032		104	87
5.565% due 02/25/2036		12	10
Residential Asset Mortgage Products Trust
0.490% due 05/25/2037		24,515	17,841
0.510% due 03/25/2036		34,000	20,836
0.720% due 06/25/2035		4,090	3,501
5.072% due 04/25/2034		1,655	1,717
Residential Asset Securities Corp. Trust
0.360% due 08/25/2036		3,671	2,809
0.360% due 09/25/2036		6,214	6,053
0.370% due 06/25/2036		3,221	2,888
0.370% due 07/25/2036		5,180	4,851
0.390% due 04/25/2036		7,569	6,820
0.460% due 08/25/2036		23,900	14,403
0.650% due 11/25/2035		6,840	4,748
0.710% due 07/25/2032 ^		5	4
1.035% due 07/25/2034		2,197	1,940
Residential Mortgage Loan Trust
1.710% due 09/25/2029		12	11
RMF Euro CDO S.A.
0.755% due 09/11/2022	EUR	16,866	21,523
1.222% due 02/25/2015		16,697	21,696
SACO, Inc.
0.630% due 03/25/2036		$115	70
0.710% due 12/25/2035		123	75
Salomon Brothers Mortgage Securities, Inc.
0.770% due 09/25/2028		881	838
Saxon Asset Securities Trust
0.380% due 10/25/2046		25,060	17,274
0.730% due 08/25/2032		5	5
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037		115	107
0.270% due 12/25/2036 ^		341	100
0.340% due 05/25/2037 ^		1,198	672
0.460% due 03/25/2036		15,310	8,315
SG Mortgage Securities Trust
0.360% due 10/25/2036		20,988	9,640
Sherwood Castle Funding PLC
0.393% due 03/15/2016	EUR	18,000	23,650
0.699% due 06/15/2016	GBP	5,200	8,395
SLC Student Loan Trust
1.208% due 06/15/2021		$4,300	4,372
4.750% due 06/15/2033		28,292	27,050
SLM Student Loan Trust
0.315% due 07/25/2017		6,180	6,172
0.395% due 10/25/2021		8,493	8,490
0.405% due 10/25/2022		1,770	1,770
0.425% due 04/25/2017		135	135
0.443% due 12/15/2023	EUR	147	188
0.445% due 01/25/2019		$4,166	4,165

0.448% due 03/15/2017		1,080	1,077
0.453% due 09/15/2021	EUR	9,779	12,850
0.453% due 06/17/2024		29,585	38,070
0.455% due 04/25/2017		$3,057	3,057
0.465% due 01/25/2021		92,227	92,178
0.485% due 04/27/2020		8,596	8,596
0.645% due 01/25/2022		12,000	11,805
0.715% due 04/25/2023		20,000	20,110
0.753% due 10/26/2026	EUR	2,500	3,166
0.815% due 10/25/2017		$68,109	68,153
0.865% due 10/25/2017		92	93
0.965% due 04/25/2019		700	698
1.065% due 01/25/2019		40,000	40,157
1.215% due 07/25/2023		700	702
1.415% due 10/25/2016		593	597
1.415% due 07/25/2023		5,000	5,080
1.508% due 12/15/2033		28,706	28,373
1.609% due 12/15/2023		28,363	28,648
1.615% due 01/25/2018		1,490	1,519
1.815% due 04/25/2023		881,199	919,360
2.015% due 07/25/2023		3,075	3,250
2.129% due 08/15/2016		1,137	1,138
2.459% due 06/16/2042		18,000	18,492
2.859% due 12/16/2019		42,483	43,605
3.200% due 05/16/2044		4,620	4,844
3.459% due 05/16/2044		52,403	55,277
3.500% due 08/17/2043		76,289	73,824
Soundview Home Loan Trust
0.270% due 11/25/2036		1,373	480
0.290% due 06/25/2037		559	525
0.370% due 01/25/2037		7,000	3,597
0.390% due 08/25/2037		4,000	2,474
0.420% due 06/25/2037		28,400	13,354
0.460% due 08/25/2037		3,828	1,570
0.490% due 06/25/2037		23,637	11,086
0.510% due 11/25/2035		8	8
South Carolina Student Loan Corp.
0.861% due 03/01/2018		1,198	1,203
1.061% due 03/02/2020		700	705
1.311% due 09/03/2024		600	612
Specialty Underwriting & Residential Finance
0.270% due 01/25/2038		506	486
0.310% due 11/25/2037		1,623	1,181
0.560% due 09/25/2036		5,000	4,888
0.890% due 01/25/2034		23	19
Stone Tower CLO Ltd.
0.560% due 04/17/2021		5,000	4,784
Structured Asset Investment Loan Trust
0.360% due 09/25/2036		29,677	20,015
0.570% due 10/25/2035		8,922	8,390
0.910% due 04/25/2033		2,194	2,063
1.110% due 01/25/2035		51,851	51,357
1.140% due 01/25/2035		46,787	33,580
1.185% due 01/25/2035		10,188	3,504
1.335% due 01/25/2035		3,957	143
1.785% due 01/25/2035		4,313	99
1.935% due 01/25/2035		5,776	74
2.160% due 01/25/2035		3,345	32
Structured Asset Securities Corp.
0.310% due 01/25/2037		353	310
0.320% due 01/25/2037		9,819	9,356
0.350% due 05/25/2047		9,438	7,478
0.360% due 05/25/2037		523	513
0.380% due 12/25/2036		12,000	7,750
0.390% due 01/25/2037		4,290	1,826
0.510% due 06/25/2035		4,348	3,523
0.610% due 05/25/2034		11	10
0.790% due 01/25/2033		4,221	3,873
1.714% due 04/25/2035		18,252	17,596
5.180% due 10/25/2034		2,855	2,951
5.410% due 06/25/2033		75	75
Symphony CLO Ltd.
0.550% due 05/15/2019		92,000	90,251
Tobacco Settlement Financing Corp.
6.125% due 06/01/2032		7,000	7,139
Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		1,155	1,156
Triaxx Prime CDO
0.470% due 10/02/2039		180,669	106,495
Trimaran CLO Delaware Corp.
0.563% due 11/01/2018		10,000	9,790
Wachovia Loan Trust
0.570% due 05/25/2035		1,944	1,651
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		2,519	1,022

Whitney CLO Ltd.
0.601% due 03/01/2017		226	225
Wind River CLO Ltd.
0.639% due 12/19/2016		4,866	4,823
WMC Mortgage Loan Pass-Through Certificates
0.889% due 05/15/2030		2,030	1,933
Wood Street CLO BV
0.696% due 03/29/2021	EUR	35,201	45,454

Total Asset-Backed Securities (Cost $5,886,285)			6,095,556

SOVEREIGN ISSUES 13.2%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$14,300	15,264
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	113,000	145,548
4.305% due 03/06/2014		55,600	73,543
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		46,200	65,860
5.500% due 07/12/2020		$600	710
6.369% due 06/16/2018		10,000	11,900
6.500% due 06/10/2019		5,000	6,150
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	10,465,241	5,394,212
10.000% due 01/01/2021		649,216	334,783
Hydro-Quebec
0.750% due 09/29/2049 (e)		$5,600	3,976
8.400% due 01/15/2022		150	215
Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,300
6.875% due 03/09/2017		3,000	3,593
7.250% due 04/20/2015		12,800	14,464
7.500% due 01/15/2016		21,037	24,666
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	78,818	98,907
2.250% due 11/01/2013		62,000	82,419
2.500% due 03/01/2015		779,400	1,036,600
2.750% due 12/01/2015		239,900	319,731
3.000% due 04/01/2014		336,400	451,193
3.000% due 04/15/2015		113,100	151,844
3.000% due 06/15/2015		300,000	402,873
3.000% due 11/01/2015		456,800	613,822
3.500% due 06/01/2014		236,300	319,409
3.500% due 11/01/2017		515,000	686,910
3.750% due 12/15/2013		505,600	681,592
3.750% due 08/01/2015		728,200	994,930
3.750% due 04/15/2016		406,600	557,631
3.750% due 08/01/2016		340,800	466,768
4.000% due 02/01/2017		50,300	69,145
4.250% due 07/01/2014		561,700	768,053
4.250% due 08/01/2014		263,000	360,332
4.250% due 02/01/2015		234,300	323,045
4.500% due 07/15/2015		1,203,750	1,670,839
4.500% due 02/01/2018		95,600	133,466
4.500% due 08/01/2018		25,900	35,996
4.500% due 03/01/2026		23,600	30,999
4.750% due 09/15/2016		980,100	1,384,443
4.750% due 05/01/2017		828,700	1,168,334
4.750% due 06/01/2017		927,500	1,304,561
5.000% due 03/01/2025		50,000	68,598
5.250% due 08/01/2017		234,800	337,279
5.500% due 11/01/2022		35,600	50,873
6.000% due 11/15/2014		358,400	508,243
Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		48,600	63,128
0.000% due 05/30/2014		450,600	579,498
0.000% due 09/30/2014		404,200	515,226
Kommunalbanken A/S
1.000% due 09/26/2017		$400	400
Korea Housing Finance Corp.
4.125% due 12/15/2015		95,800	103,794
Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	71,912
5.000% due 06/15/2017	MXN	1,295,000	99,880
6.000% due 06/18/2015		2,213,000	176,290
6.250% due 06/16/2016		5,653,100	455,960
7.750% due 12/14/2017		438,170	37,816
8.000% due 06/11/2020		363,100	33,104
10.000% due 12/05/2024		8,574,100	929,823
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	10,000	12,394
Panama Government International Bond
7.250% due 03/15/2015		$20,700	23,267
Province of British Columbia
3.700% due 12/18/2020	CAD	10,000	11,032

4.300% due 06/18/2042		36,600	43,669
Province of Ontario
1.600% due 09/21/2016		$8,200	8,468
1.650% due 09/27/2019		104,500	104,510
1.900% due 09/08/2017	CAD	50,000	50,346
2.450% due 06/29/2022		$10,000	10,140
2.850% due 06/02/2023	CAD	109,400	109,917
3.000% due 07/16/2018		$17,300	18,875
3.150% due 06/02/2022	CAD	1,233,700	1,283,922
4.000% due 10/07/2019		$34,655	39,807
4.000% due 06/02/2021	CAD	1,234,800	1,374,288
4.200% due 03/08/2018		77,400	86,332
4.200% due 06/02/2020		574,200	647,265
4.300% due 03/08/2017		334,700	370,464
4.400% due 06/02/2019		204,875	232,514
4.400% due 04/14/2020		$18,900	22,273
4.600% due 06/02/2039	CAD	120,460	145,335
4.650% due 06/02/2041		282,000	347,661
4.700% due 06/02/2037		49,700	60,276
5.500% due 06/02/2018		71,100	83,965
5.600% due 06/02/2035		75,000	100,834
5.850% due 03/08/2033		165,000	225,485
6.200% due 06/02/2031		5,000	6,994
6.500% due 03/08/2029		26,200	37,154
7.600% due 06/02/2027		20,000	30,380
Province of Quebec
2.750% due 08/25/2021		$172,200	180,035
3.000% due 09/01/2023	CAD	48,100	48,464
3.500% due 07/29/2020		$10,800	12,004
3.500% due 12/01/2022	CAD	706,753	748,730
4.250% due 12/01/2021		694,200	781,052
4.250% due 12/01/2043		62,600	71,672
4.500% due 12/01/2016		20,700	22,965
4.500% due 12/01/2017		102,300	115,153
4.500% due 12/01/2018		255,500	290,074
4.500% due 12/01/2019		357,000	407,314
4.500% due 12/01/2020		1,241,100	1,420,566
4.625% due 05/14/2018		$1,000	1,175
5.000% due 12/01/2041	CAD	25,000	31,754
5.750% due 12/01/2036		25,000	33,864
7.500% due 09/15/2029		$210	320
Qatar Government International Bond
4.000% due 01/20/2015		65,000	68,575
5.150% due 04/09/2014		9,100	9,591
5.250% due 01/20/2020		85,200	102,027
Republic of Italy Government Bond
2.125% due 09/16/2013		12,500	12,573
4.750% due 01/25/2016		2,000	2,097
Republic of Korea
5.750% due 04/16/2014		10,000	10,624
Russia Government International Bond
3.250% due 04/04/2017		53,200	56,658
Spain Government International Bond
3.000% due 04/30/2015	EUR	42,700	56,345
3.150% due 01/31/2016		42,200	55,311
3.300% due 10/31/2014		179,800	239,183
3.400% due 04/30/2014		66,400	88,709
3.750% due 10/31/2015		1,230,800	1,637,235
4.000% due 07/30/2015		430,200	580,438
4.250% due 10/31/2016		243,100	326,704
4.400% due 01/31/2015		163,900	223,220
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$74,350	81,599
5.450% due 11/22/2017		81,000	90,315
6.800% due 11/22/2025		1,300	1,599
6.902% due 07/09/2020		51,400	62,839

Total Sovereign Issues (Cost $36,575,060)			37,604,201

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 03/15/2013 (e)		144,918	177,525

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		9,188,000	0

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014	109,500	5,883

Total Convertible Preferred Securities (Cost $172,447)		183,408

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 01/30/2013 (e)	8,000	7,858
7.250% due 02/07/2033	2,654,829	66,371
7.300% due 03/09/2031	1,573,542	39,323
7.350% due 08/08/2032	517,462	12,952
Citigroup Capital
7.875% due 10/30/2040	900,000	25,110
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (e)	1,200,000	32,364
SLM Corp. CPI Linked Security
3.991% due 03/15/2017	4,700	110

		184,088

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (e)	40,000	4,156

Total Preferred Securities (Cost $183,494)		188,244

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.0%
CERTIFICATES OF DEPOSIT 0.6%
Abbey National Treasury Services PLC
1.572% due 04/25/2013	$26,570	26,553
1.824% due 06/10/2013	55,500	55,560
Banco Bradesco S.A.
1.954% due 01/24/2013	175,300	175,404
Banco do Brasil S.A.
0.000% due 03/26/2013	5,200	5,196
Dexia Credit Local S.A.
1.400% due 09/20/2013	446,700	446,293
1.500% due 09/27/2013	395,400	395,324
1.650% due 09/12/2013	3,700	3,703
1.700% due 09/06/2013	114,600	114,735
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	262,300	259,193
0.000% due 11/01/2013	109,650	109,124
0.000% due 11/08/2013	113,300	112,744

		1,703,829

COMMERCIAL PAPER 0.9%
BP Capital Markets PLC
0.648% due 01/11/2013	6,700	6,699
British Telecommunications PLC
1.730% due 06/05/2013	50,000	49,844
Daimler Finance North America LLC
0.870% due 11/05/2013	20,000	19,863
0.950% due 11/05/2013	36,250	36,002
Devon Energy Corp.
0.400% due 01/28/2013	150,000	149,955
Dominion Resources, Inc.
0.420% due 01/14/2013	60,000	59,991
0.420% due 01/15/2013	14,100	14,098
0.430% due 01/15/2013	10,900	10,898
0.430% due 01/17/2013	25,000	24,995
0.460% due 01/11/2013	20,000	19,997
Duke Energy Corp.
0.460% due 01/30/2013	25,000	24,991
0.470% due 01/08/2013	50,000	49,995
0.470% due 01/11/2013	50,000	49,993
0.500% due 01/08/2013	25,000	24,998
Electricite de France S.A.
0.800% due 01/10/2014	17,400	17,269
0.810% due 01/10/2014	11,915	11,826
Entergy Corp.
0.700% due 01/07/2013	15,000	14,998

0.700% due 01/10/2013	6,931	6,930
0.730% due 01/14/2013	25,000	24,993
0.730% due 01/15/2013	29,000	28,992
0.730% due 01/22/2013	11,000	10,995
0.920% due 02/14/2013	20,000	19,978
0.930% due 01/14/2013	20,000	19,993
0.930% due 01/16/2013	25,000	24,990
0.930% due 02/05/2013	20,000	19,982
0.940% due 02/08/2013	12,500	12,488
0.940% due 02/13/2013	25,000	24,972
Enterprise Products Operating LLC
0.470% due 01/23/2013	18,600	18,595
Ford Motor Credit Co. LLC
0.900% due 03/11/2013	20,000	19,962
0.940% due 03/01/2013	10,000	9,985
0.960% due 02/15/2013	15,000	14,982
0.960% due 03/11/2013	200,000	199,620
1.017% due 02/15/2013	25,000	24,969
1.017% due 02/21/2013	42,500	42,440
1.017% due 03/05/2013	100,000	99,827
1.020% due 04/02/2013	35,000	34,911
1.020% due 04/08/2013	75,000	74,797
1.020% due 04/09/2013	25,000	24,932
1.030% due 05/01/2013	21,125	21,053
1.040% due 05/20/2013	800	797
Kansas City Power & Light Co.
0.420% due 01/14/2013	15,000	14,998
0.450% due 01/22/2013	40,000	39,989
Kinder Morgan
0.430% due 01/10/2013	35,000	34,996
NextEra Energy Capital Holdings, Inc.
0.420% due 01/03/2013	10,000	10,000
Nisource Finance Corp.
1.250% due 01/24/2013	47,000	46,962
PPL Energy Supply LLC
0.460% due 01/11/2013	25,000	24,997
Santander S.A.
2.200% due 04/02/2013	196,800	196,246
3.100% due 10/01/2013	787,900	776,311
Virginia Electric & Power Co.
0.420% due 01/22/2013	25,000	24,994
0.430% due 01/14/2013	40,000	39,994
0.450% due 01/23/2013	75,000	74,979
Volvo Group Treasury North America
0.600% due 03/06/2013	30,000	29,981

		2,682,042

REPURCHASE AGREEMENTS 0.8%
Banc of America Securities LLC
0.230% due 01/02/2013	75,800	75,800
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2014 valued at $77,321. Repurchase proceeds are $75,800.)
Barclays, Inc.
0.220% due 01/02/2013	74,500	74,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $76,012. Repurchase proceeds are $74,500)
0.230% due 01/02/2013	1,220,000	1,220,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $1,244,815. Repurchase proceeds are $1,220,008)
Citigroup Global Markets, Inc.
0.270% due 01/02/2013	1,700	1,700
(Dated 12/31/2012. Collateralized by Freddie Mac 0.750% due 10/05/2016 valued at $1,740. Repurchase proceeds are $1,700.)
Goldman Sachs Group, Inc.
0.200% due 01/02/2013	500,000	500,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $510,002. Repurchase proceeds are $500,003.)
JPMorgan Securities, Inc.
0.250% due 01/02/2013	257,400	257,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.875% due 06/30/2015 - 08/15/2015 valued at $263,163. Repurchase proceeds are $257,402.)
Morgan Stanley & Co., Inc.
0.250% due 01/02/2013	2,000	2,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $2,027. Repurchase proceeds are $2,000)
0.260% due 01/02/2013	1,000	1,000
(Dated 12/31/2012. Collateralized by Fannie Mae 1.600% due 12/24/2020 valued at $1,020. Repurchase proceeds are $1,000)
RBC Capital Markets LLC
0.250% due 01/02/2013	11,500	11,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $11,737. Repurchase proceeds are $11,500.)
RBS Securities, Inc.
0.220% due 01/02/2013	10,500	10,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $10,709. Repurchase proceeds are $10,500.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	56,518	56,518
(Dated 12/31/2012. Collateralized by Freddie Mac 2.000% - 2.100% due 10/17/2022 - 11/02/2022 valued at $57,653. Repurchase proceeds are $56,518.)

TD Securities (USA) LLC
0.230% due 01/02/2013		2,000	2,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2017 valued at $2,048. Repurchase proceeds are $2,000.)

			2,212,918

SHORT-TERM NOTES 0.0%
Appalachian Power Co.
0.685% due 08/16/2013		7,000	7,010
Federal Home Loan Bank
0.210% due 01/04/2013		2,460	2,460

			9,470

JAPAN TREASURY BILLS 0.3%
0.100% due 02/12/2013	JPY	79,100,000	912,921

MEXICO TREASURY BILLS 1.6%
4.386% due 01/03/2013 - 04/04/2013 (c)	MXN	60,950,960	4,686,480

SPAIN TREASURY BILLS 0.0%
2.766% due 02/15/2013 - 04/16/2014 (c)	EUR	70,400	90,730

U.S. TREASURY BILLS 0.1%
0.148% due 03/07/2013 - 12/12/2013 (c)(j)(m)		$127,051	126,885

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 2.7%
PIMCO Short-Term Floating NAV Portfolio		22,268	223
PIMCO Short-Term Floating NAV Portfolio III		778,975,734	7,785,862

			7,786,085

Total Short-Term Instruments (Cost $20,283,863)			20,211,360

Total Investments 118.8% (Cost $326,082,583)			$339,252,051
Written Options (o) (0.0%) (Premiums $479,696)			(63,119)
Other Assets and Liabilities (Net) (18.8%)			(53,505,134)

Net Assets 100.0%			$285,683,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $2,591,229 at a weighted average interest rate of 0.010%.

(i)	Securities with an aggregate market value of $7,153,935 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate		Settlement Date	Maturity Date	Borrowing Amount		Payable for Reverse Repurchase Agreements
BOS	0.050%		12/17/2012	01/15/2013		$149,063	$(149,066)
	0.100%		12/17/2012	01/15/2013		347,375	(347,389)
	0.160%		12/19/2012	01/10/2013		467,875	(467,902)
	0.170%		12/18/2012	01/04/2013		419,688	(419,715)
	0.180%		12/14/2012	01/07/2013		498,125	(498,170)
BPG	0.170%		12/18/2012	01/15/2013		98,750	(98,756)
BRC	(0.250%	)	10/31/2012	10/29/2014	GBP	4,085	(6,633)
BSN	(0.040%	)	12/31/2012	01/02/2013		$248,125	(248,125)
	0.150%		12/17/2012	01/04/2013		99,250	(99,256)
DEU	(1.500%	)	12/28/2012	12/27/2014		6,938	(6,727)
JPS	(0.130%	)	12/31/2012	01/02/2013		248,125	(248,124)
	0.110%		12/20/2012	01/10/2013		429,563	(429,578)
	0.120%		12/21/2012	01/11/2013		395,500	(395,514)
	0.170%		12/19/2012	01/03/2013		467,875	(467,904)
	0.180%		12/18/2012	01/04/2013		419,688	(419,717)
	0.350%		12/31/2012	01/03/2013		14,590	(14,590)
RBS	(0.080%	)	12/31/2012	01/02/2013		995,000	(994,998)
	(0.050%	)	12/31/2012	01/02/2013		188,575	(188,575)
	0.260%		12/14/2012	01/03/2013		350,438	(350,483)
RDR	0.100%		12/17/2012	01/15/2013		248,438	(248,448)
	0.120%		12/17/2012	01/03/2013		248,438	(248,450)
SAL	(1.750%	)	12/24/2012	12/24/2014		2,064	(1,991)
	0.150%		12/17/2012	01/07/2013		347,375	(347,397)
	0.170%		12/19/2012	01/09/2013		467,875	(467,904)

							$(7,165,412)

(j)	Securities with an aggregate market value of $14,377 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(k)	Securities with an aggregate market value of $227,660 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	1,134	$946
90-Day Euribor June Futures	Long	06/2015	1,850	308
90-Day Euribor March Futures	Long	03/2015	2,202	1,274
90-Day Euribor September Futures	Long	09/2015	839	306
90-Day Eurodollar December Futures	Long	12/2015	99,656	1,728
90-Day Eurodollar June Futures	Long	06/2015	142,172	72,134
90-Day Eurodollar June Futures	Long	06/2016	1,869	20
90-Day Eurodollar March Futures	Long	03/2016	29,021	1,244
90-Day Eurodollar September Futures	Long	09/2015	27,304	9,147
90-Day Eurodollar September Futures	Long	09/2016	1,245	7
Euro-Bund 10-Year Bond March Futures	Short	03/2013	7,243	(7,064)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	44,317	(10,861)

				$69,189

(l)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1,446,680 and cash of $58 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$610,512	$(17,884)	$(29,050)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	1,037,718	(18,575)	(64,416)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	374,900	(2,088)	1,068
CDX.IG-17 5-Year Index	(1.000%	)	12/20/2016	5,000	(52)	(51)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	2,905,950	(20,571)	(21,153)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	6,966,400	(17,834)	(4,418)

					$(77,004)	$(118,020)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$35,754,000	$271,653	$34,953
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		5,972,700	(1,918,403)	(212,940)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		4,137,700	14,176	(131,816)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		1,909,000	116,928	102,619
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	250,000	1,980	1,123

						$(1,513,666)	$(206,061)

(m)	Securities with an aggregate market value of $437,796 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(n)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	2.399%		$10,000	$(109)	$0	$(109)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	1.315%		6,200	36	574	(538)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.220%		31,500	(4,402)	(3,957)	(445)
Foster’s Finance Corp.	BRC	(2.140%	)	12/20/2014	0.128%		6,000	(244)	0	(244)
Gap, Inc.	BOA	(5.000%	)	06/20/2021	2.096%		27,000	(5,818)	(3,355)	(2,463)
Gap, Inc.	FBF	(1.000%	)	06/20/2021	2.096%		5,000	401	857	(456)
Gap, Inc.	GST	(5.000%	)	06/20/2021	2.096%		8,000	(1,724)	(940)	(784)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	1.154%		53,000	277	1,683	(1,406)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	1.154%		20,000	105	3,056	(2,951)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	2.095%		6,000	(149)	192	(341)
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	1.633%		10,000	98	0	98
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.537%		44,710	453	1,423	(970)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.374%	EUR	45,500	(660)	(2,684)	2,024
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	1.683%		$2,200	75	400	(325)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	0.623%		3,000	(23)	0	(23)
MDC Holdings, Inc.	BPS	(1.250%	)	12/20/2014	0.637%		9,000	(113)	0	(113)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	0.985%		7,000	(216)	(126)	(90)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	0.985%		16,000	(494)	(849)	355
Pactiv LLC	MYC	(5.000%	)	06/20/2017	5.236%		9,800	72	(677)	749
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.096%		9,000	26	399	(373)
RPM International, Inc.	BRC	(1.460%	)	03/20/2018	1.096%		2,800	(53)	0	(53)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.073%		15,000	50	219	(169)
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.247%		12,000	(243)	0	(243)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	06/20/2016	1.614%		5,000	102	300	(198)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	09/20/2017	2.058%		10,000	469	730	(261)
Universal Corp.	DUB	(1.000%	)	12/20/2014	0.463%		33,000	(362)	580	(942)
UST LLC	BRC	(0.700%	)	03/20/2018	0.308%		24,000	(490)	0	(490)
UST LLC	CBK	(1.000%	)	03/20/2018	0.302%		2,500	(91)	(133)	42
UST LLC	DUB	(1.000%	)	03/20/2018	0.302%		1,500	(54)	(74)	20

								$(13,081)	$(2,382)	$(10,699)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	09/20/2013	0.348%	$15,000	$534	$477	$57
Ally Financial, Inc.	DUB	5.000%	06/20/2014	0.781%	35,000	2,233	1,262	971
Ally Financial, Inc.	DUB	5.000%	09/20/2014	0.951%	5,000	356	229	127
Ally Financial, Inc.	DUB	5.000%	12/20/2016	2.095%	2,400	267	(34)	301
Ally Financial, Inc.	DUB	5.000%	03/20/2017	2.178%	62,300	7,078	(3,894)	10,972
Ally Financial, Inc.	FBF	5.000%	09/20/2014	0.951%	10,000	713	586	127
Ally Financial, Inc.	GST	5.000%	09/20/2013	0.348%	15,000	534	443	91
Ally Financial, Inc.	GST	5.000%	12/20/2013	0.469%	15,000	690	504	186
Ally Financial, Inc.	GST	5.000%	06/20/2014	0.781%	45,000	2,871	1,871	1,000
Ally Financial, Inc.	GST	5.000%	09/20/2014	0.951%	10,200	727	608	119
American International Group, Inc.	GST	1.000%	12/20/2020	1.516%	6,600	(239)	(1,708)	1,469
American International Group, Inc.	MYC	1.000%	12/20/2020	1.516%	4,000	(145)	(988)	843
Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	14.591%	25,000	(6,954)	(6,049)	(905)
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	0.931%	12,100	41	(516)	557
Australia Government Bond	BOA	1.000%	06/20/2017	0.370%	53,200	1,505	610	895
Australia Government Bond	CBK	1.000%	06/20/2017	0.370%	12,300	348	140	208
Australia Government Bond	DUB	1.000%	09/20/2016	0.289%	23,900	639	207	432
Australia Government Bond	DUB	1.000%	06/20/2017	0.370%	2,800	79	33	46
Australia Government Bond	GST	1.000%	09/20/2016	0.289%	24,100	645	221	424
Australia Government Bond	GST	1.000%	06/20/2017	0.370%	15,700	444	178	266
Australia Government Bond	JPM	1.000%	09/20/2016	0.289%	21,800	584	399	185
Australia Government Bond	JPM	1.000%	06/20/2017	0.370%	14,900	422	157	265
Australia Government Bond	MYC	1.000%	06/20/2017	0.370%	25,000	708	274	434
Australia Government Bond	UAG	1.000%	06/20/2017	0.370%	42,900	1,214	526	688
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.342%	25,000	88	157	(69)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.342%	5,000	25	32	(7)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.671%	162,200	1,239	(2,827)	4,066
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.831%	20,000	107	(298)	405
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	1.084%	25,500	(84)	(412)	328
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.671%	25,000	191	(468)	659
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.349%	20,000	104	0	104
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.671%	65,000	497	(1,169)	1,666
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	1.168%	144,300	(1,109)	(2,375)	1,266
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.671%	25,000	191	(434)	625
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.867%	22,400	103	(253)	356
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.383%	4,400	(114)	(184)	70

Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.342%	15,700	80	77	3
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.635%	25,000	188	(495)	683
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.671%	65,000	497	(932)	1,429
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.084%	25,000	(82)	(384)	302
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.671%	111,400	851	(1,718)	2,569
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.735%	30,000	206	(962)	1,168
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.831%	60,000	320	(1,275)	1,595
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	1.084%	19,800	(65)	(469)	404
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.425%	25,000	(777)	(863)	86
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.735%	20,000	137	(816)	953
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.831%	15,000	80	(463)	543
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	1.084%	30,000	(99)	(652)	553
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.129%	20,000	(110)	(496)	386
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	1.168%	24,000	(184)	(457)	273
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.425%	5,900	(183)	(237)	54
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.671%	77,000	588	(1,445)	2,033
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.671%	3,300	25	(60)	85
Berkshire Hathaway Finance Corp.	UAG	1.000%	12/20/2017	1.168%	10,000	(77)	(145)	68
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	0.545%	12,000	245	0	245
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.115%	900	8	8	0
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	0.545%	10,500	215	(5)	220
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.298%	15,000	113	0	113
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.648%	34,600	343	(407)	750
Brazil Government International Bond	BOA	1.950%	04/20/2016	0.735%	300	13	0	13
Brazil Government International Bond	BOA	1.000%	06/20/2016	0.771%	24,600	203	(71)	274
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.380%	7,800	(220)	(355)	135
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.406%	15,000	(477)	(951)	474
Brazil Government International Bond	BPS	1.000%	06/20/2017	0.953%	16,100	39	(188)	227
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.298%	20,900	158	0	158
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.550%	75,000	776	(1,413)	2,189

Brazil Government International Bond	BRC	1.000%	06/20/2015	0.604%	127,100	1,286	(1,967)	3,253
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.648%	240,700	2,385	(2,853)	5,238
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.684%	105,000	1,018	(514)	1,532
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.715%	54,390	515	(474)	989
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.771%	25,000	207	(60)	267
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.819%	25,000	176	(719)	895
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.860%	25,000	146	(871)	1,017
Brazil Government International Bond	BRC	1.000%	06/20/2017	0.953%	44,000	106	(484)	590
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%	21,000	208	(330)	538
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%	113,700	1,078	(915)	1,993
Brazil Government International Bond	CBK	1.000%	12/20/2016	0.860%	25,000	146	(871)	1,017
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.380%	10,100	(286)	(448)	162
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.604%	61,800	626	(873)	1,499
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.648%	110,000	1,089	(1,220)	2,309
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.684%	75,000	727	(494)	1,221
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.771%	100,000	826	(168)	994
Brazil Government International Bond	DUB	1.000%	12/20/2016	0.860%	22,900	133	(809)	942
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%	44,000	107	(598)	705
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.333%	50,000	(1,141)	(1,656)	515
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.648%	70,000	693	(777)	1,470
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.333%	25,000	(571)	(789)	218
Brazil Government International Bond	GST	1.000%	03/20/2015	0.550%	100,000	1,034	(1,931)	2,965
Brazil Government International Bond	GST	1.000%	06/20/2015	0.604%	30,800	311	(414)	725
Brazil Government International Bond	GST	1.000%	09/20/2016	0.819%	47,500	334	(289)	623
Brazil Government International Bond	GST	1.000%	06/20/2017	0.953%	12,300	29	(128)	157
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%	248,900	2,519	(3,152)	5,671
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%	130,500	1,292	(1,332)	2,624
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.684%	100,000	969	(756)	1,725
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%	61,200	581	(502)	1,083

Brazil Government International Bond	HUS	1.000%	06/20/2017	0.953%	20,400	49	(369)	418
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.333%	110,000	(2,510)	(3,489)	979
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.550%	25,000	258	(506)	764
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.604%	40,000	405	(420)	825
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%	107,000	1,060	(1,219)	2,279
Brazil Government International Bond	JPM	1.000%	06/20/2016	0.771%	50,000	413	(84)	497
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.819%	99,000	697	(1,137)	1,834
Brazil Government International Bond	JPM	1.000%	06/20/2017	0.953%	45,000	109	(465)	574
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.333%	25,000	(571)	(789)	218
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.298%	47,000	366	0	366
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.501%	15,000	406	0	406
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.604%	31,500	319	(305)	624
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.648%	25,000	247	(157)	404
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.684%	100,000	970	(806)	1,776
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.715%	75,000	711	(608)	1,319
Brazil Government International Bond	MYC	1.000%	12/20/2016	0.860%	25,000	146	(883)	1,029
Brazil Government International Bond	MYC	1.520%	01/20/2017	0.874%	6,000	197	0	197
Brazil Government International Bond	MYC	1.000%	06/20/2017	0.953%	13,100	31	(186)	217
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.550%	50,000	517	(989)	1,506
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%	27,600	274	(261)	535
Brazil Government International Bond	UAG	1.000%	03/20/2016	0.715%	50,000	474	(481)	955
Brazil Government International Bond	UAG	1.000%	06/20/2017	0.953%	6,000	15	(63)	78
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.680%	25,000	1,441	0	1,441
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	1.680%	20,000	576	0	576
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	1.664%	25,000	1,635	0	1,635
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.417%	25,000	(952)	0	(952)
Canada Government Bond	GST	1.000%	03/20/2015	0.197%	10,000	182	243	(61)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.031%	590	0	(23)	23

China Development Bank Corp.	BRC	1.000%	06/20/2016	0.589%	20,000	291	(97)	388
China Development Bank Corp.	CBK	1.000%	06/20/2017	0.813%	24,200	208	(1,227)	1,435
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.589%	15,000	218	(131)	349
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.589%	50,000	727	(326)	1,053
China Government International Bond	BOA	0.780%	12/20/2014	0.206%	50,000	582	0	582
China Government International Bond	BOA	1.000%	06/20/2015	0.253%	126,600	2,386	1,811	575
China Government International Bond	BOA	1.000%	09/20/2015	0.283%	50,000	995	402	593
China Government International Bond	BOA	1.000%	12/20/2015	0.307%	25,000	523	362	161
China Government International Bond	BOA	1.000%	03/20/2016	0.327%	50,000	1,099	606	493
China Government International Bond	BPS	1.000%	06/20/2015	0.253%	25,000	471	384	87
China Government International Bond	BPS	1.000%	09/20/2015	0.283%	15,000	299	94	205
China Government International Bond	BPS	1.000%	03/20/2016	0.327%	42,000	923	509	414
China Government International Bond	BPS	1.000%	06/20/2016	0.376%	24,600	541	235	306
China Government International Bond	BPS	1.000%	06/20/2017	0.537%	8,000	166	(62)	228
China Government International Bond	BPS	1.000%	09/20/2017	0.584%	10,000	197	(145)	342
China Government International Bond	BRC	1.000%	03/20/2015	0.217%	50,000	890	520	370
China Government International Bond	BRC	1.000%	06/20/2015	0.253%	50,000	943	817	126
China Government International Bond	BRC	1.000%	12/20/2015	0.307%	75,000	1,571	1,074	497
China Government International Bond	BRC	1.000%	03/20/2016	0.327%	73,600	1,618	898	720
China Government International Bond	BRC	1.000%	06/20/2016	0.376%	115,000	2,526	1,261	1,265
China Government International Bond	BRC	1.000%	09/20/2016	0.417%	31,600	693	29	664
China Government International Bond	CBK	1.000%	06/20/2015	0.253%	24,900	469	388	81
China Government International Bond	CBK	1.000%	03/20/2016	0.327%	1,000	22	(11)	33
China Government International Bond	CBK	1.000%	06/20/2016	0.376%	69,600	1,529	847	682
China Government International Bond	CBK	1.000%	09/20/2016	0.417%	50,000	1,098	235	863
China Government International Bond	CBK	1.000%	12/20/2016	0.453%	4,500	99	(217)	316
China Government International Bond	DUB	1.000%	03/20/2015	0.217%	30,000	534	312	222
China Government International Bond	DUB	1.000%	12/20/2015	0.307%	25,000	524	349	175
China Government International Bond	DUB	1.000%	03/20/2016	0.327%	30,000	660	364	296
China Government International Bond	DUB	1.000%	06/20/2016	0.376%	40,200	883	421	462
China Government International Bond	DUB	1.000%	09/20/2016	0.417%	55,100	1,209	304	905
China Government International Bond	FBF	1.000%	03/20/2015	0.217%	85,000	1,511	410	1,101
China Government International Bond	FBF	1.000%	06/20/2015	0.253%	25,000	471	136	335
China Government International Bond	GST	1.000%	09/20/2015	0.283%	25,000	497	182	315
China Government International Bond	GST	1.000%	09/20/2016	0.417%	20,600	452	110	342
China Government International Bond	GST	1.000%	09/20/2017	0.584%	5,700	112	(80)	192
China Government International Bond	JPM	1.000%	03/20/2015	0.217%	35,000	623	157	466
China Government International Bond	JPM	1.000%	06/20/2015	0.253%	60,000	1,131	494	637
China Government International Bond	JPM	1.000%	09/20/2015	0.283%	10,000	199	62	137
China Government International Bond	JPM	1.000%	12/20/2015	0.307%	25,000	524	349	175
China Government International Bond	JPM	1.000%	03/20/2016	0.327%	50,000	1,099	594	505
China Government International Bond	JPM	1.000%	06/20/2016	0.376%	75,000	1,648	765	883
China Government International Bond	JPM	1.000%	09/20/2016	0.417%	93,500	2,052	516	1,536
China Government International Bond	MYC	1.000%	03/20/2015	0.217%	100,000	1,779	463	1,316
China Government International Bond	MYC	1.000%	12/20/2015	0.307%	50,000	1,048	712	336
China Government International Bond	MYC	1.000%	06/20/2016	0.376%	25,000	550	276	274
China Government International Bond	MYC	1.000%	09/20/2016	0.417%	74,300	1,630	416	1,214
China Government International Bond	MYC	1.000%	12/20/2016	0.453%	20,800	456	(996)	1,452
China Government International Bond	MYC	1.000%	09/20/2017	0.584%	5,000	98	(74)	172
China Government International Bond	RYL	1.000%	03/20/2015	0.217%	20,000	355	198	157
China Government International Bond	RYL	1.000%	06/20/2015	0.253%	104,600	1,971	1,382	589
China Government International Bond	RYL	1.000%	12/20/2015	0.307%	25,000	523	362	161
China Government International Bond	RYL	1.000%	09/20/2016	0.417%	67,200	1,475	(8)	1,483
China Government International Bond	RYL	1.000%	12/20/2016	0.453%	51,700	1,134	(1,971)	3,105
China Government International Bond	UAG	1.000%	03/20/2015	0.217%	25,000	445	119	326
China Government International Bond	UAG	1.000%	06/20/2015	0.253%	25,000	471	396	75
China Government International Bond	UAG	1.000%	09/20/2015	0.283%	25,000	497	219	278
China Government International Bond	UAG	1.000%	09/20/2016	0.417%	31,900	700	(89)	789
China Government International Bond	UAG	1.000%	12/20/2016	0.453%	17,700	388	(823)	1,211
Dell, Inc.	BRC	1.000%	09/20/2013	0.445%	14,100	61	74	(13)
Dell, Inc.	CBK	1.000%	09/20/2013	0.445%	19,400	85	111	(26)
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.534%	15,000	247	(141)	388
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.534%	30,000	494	(266)	760
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.534%	10,000	164	(97)	261
Export-Import Bank of China	CBK	1.000%	06/20/2017	0.746%	10,000	115	(396)	511
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.534%	10,000	165	(48)	213
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.534%	5,000	83	(43)	126
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.636%	10,000	147	(970)	1,117
Export-Import Bank of China	FBF	1.000%	06/20/2017	0.746%	11,300	131	(437)	568
Export-Import Bank of China	GST	1.000%	06/20/2016	0.534%	20,000	329	(184)	513
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.534%	10,000	165	(53)	218
Export-Import Bank of China	HUS	1.000%	06/20/2017	0.746%	7,000	81	(271)	352
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.534%	25,000	412	(193)	605
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.534%	40,000	658	(232)	890
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.827%	10,000	(175)	0	(175)
Ford Motor Credit Co. LLC	GST	5.000%	03/20/2016	0.981%	10,000	1,283	1,024	259
France Government Bond	BOA	0.250%	03/20/2016	0.467%	116,200	(799)	(4,570)	3,771
France Government Bond	BOA	0.250%	09/20/2016	0.603%	15,000	(194)	(905)	711
France Government Bond	BRC	0.250%	03/20/2016	0.467%	149,000	(1,025)	(5,536)	4,511
France Government Bond	BRC	0.250%	09/20/2016	0.603%	35,400	(458)	(2,165)	1,707
France Government Bond	CBK	0.250%	12/20/2015	0.448%	19,700	(114)	(607)	493
France Government Bond	CBK	0.250%	03/20/2016	0.467%	27,000	(186)	(1,004)	818
France Government Bond	CBK	0.250%	06/20/2016	0.540%	108,700	(1,078)	(4,693)	3,615
France Government Bond	CBK	0.250%	09/20/2016	0.603%	100,600	(1,301)	(4,236)	2,935
France Government Bond	DUB	0.250%	12/20/2015	0.448%	42,800	(248)	(1,167)	919
France Government Bond	GST	0.250%	03/20/2016	0.467%	41,300	(284)	(1,536)	1,252
France Government Bond	GST	0.250%	09/20/2016	0.603%	83,500	(1,080)	(4,388)	3,308
France Government Bond	UAG	0.250%	09/20/2016	0.603%	57,600	(745)	(2,934)	2,189
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.160%	30,100	131	177	(46)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.160%	10,000	64	54	10
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.354%	70,500	4,963	2,605	2,358
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.484%	25,000	263	(1,123)	1,386
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%	76,000	543	(2,477)	3,020
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.825%	112,900	670	(1,444)	2,114
General Electric Capital Corp.	BOA	1.000%	06/20/2016	0.892%	10,500	43	(179)	222
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.220%	7,300	332	0	332
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.484%	34,400	363	(1,730)	2,093
General Electric Capital Corp.	BPS	1.000%	12/20/2015	0.770%	50,000	357	(1,903)	2,260
General Electric Capital Corp.	BPS	1.000%	03/20/2016	0.825%	25,000	149	(359)	508
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.163%	50,000	98	0	98
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.163%	25,000	92	0	92
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.163%	40,000	230	0	230
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.220%	25,000	973	0	973
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.220%	30,000	1,396	0	1,396
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.484%	50,000	527	(2,557)	3,084
General Electric Capital Corp.	BRC	1.000%	12/20/2015	0.770%	35,000	250	(683)	933
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.160%	21,100	92	(523)	615
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.220%	17,300	664	0	664
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%	57,300	2,389	0	2,389
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.220%	50,000	2,326	0	2,326
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.220%	46,900	2,217	0	2,217
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.254%	30,000	1,344	0	1,344
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.254%	50,000	2,253	0	2,253
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.254%	25,900	1,177	0	1,177
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.254%	15,000	700	0	700
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.254%	50,000	2,366	0	2,366
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.429%	50,000	4,038	1,187	2,851
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.484%	25,000	263	(1,123)	1,386
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.705%	25,000	210	(876)	1,086
General Electric Capital Corp.	CBK	1.000%	03/20/2016	0.825%	25,000	149	(190)	339
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.160%	55,000	1,361	1,269	92
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.160%	30,000	1,111	634	477
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.220%	24,700	1,024	0	1,024
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.220%	20,000	930	0	930
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.220%	34,100	1,621	0	1,621
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.254%	10,000	473	0	473
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.254%	25,000	1,199	0	1,199
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.354%	29,800	2,098	1,011	1,087
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.705%	110,000	920	(4,219)	5,139
General Electric Capital Corp.	DUB	1.000%	12/20/2015	0.770%	90,000	643	(3,099)	3,742
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.825%	37,100	221	(2,466)	2,687
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.160%	350	1	1	0
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.163%	10,000	58	0	58
General Electric Capital Corp.	GST	1.000%	06/20/2017	1.088%	25,000	(87)	(693)	606
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.249%	10,000	96	(263)	359
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.484%	75,000	791	(3,867)	4,658
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.705%	15,000	125	(526)	651
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.770%	125,000	894	(3,121)	4,015
General Electric Capital Corp.	JPM	0.280%	03/20/2016	0.843%	10,000	(178)	0	(178)
General Electric Capital Corp.	JPM	1.000%	06/20/2017	1.088%	25,000	(87)	(716)	629
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.160%	65,000	421	349	72
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.484%	50,000	527	(2,368)	2,895
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.705%	85,000	711	(3,104)	3,815
General Electric Capital Corp.	MYC	1.000%	12/20/2015	0.770%	10,000	71	(172)	243
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.892%	50,900	206	(255)	461
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.043%	2,900	(4)	(246)	242
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.244%	6,700	(83)	(676)	593
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.484%	65,000	686	(3,362)	4,048
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.311%	6,600	35	(22)	57
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	0.641%	11,200	73	(181)	254
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.311%	10,000	36	(188)	224
HCA, Inc.	GST	5.000%	09/20/2014	0.973%	7,000	497	436	61
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.620%	15,000	160	(435)	595
Indonesia Government International Bond	BOA	1.000%	12/20/2015	0.660%	50,000	520	(660)	1,180
Indonesia Government International Bond	BPS	1.000%	09/20/2015	0.620%	35,000	374	(951)	1,325
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.693%	10,000	102	(149)	251
Indonesia Government International Bond	BRC	1.000%	09/20/2015	0.620%	45,000	480	(1,437)	1,917
Indonesia Government International Bond	BRC	1.000%	12/20/2015	0.660%	60,000	625	(891)	1,516
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.693%	10,000	102	(149)	251
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.620%	12,100	129	(274)	403
Indonesia Government International Bond	CBK	1.000%	12/20/2015	0.660%	15,000	156	(218)	374
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.787%	5,000	38	(95)	133
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.620%	25,000	267	(619)	886
Indonesia Government International Bond	DUB	1.000%	12/20/2015	0.660%	15,000	156	(211)	367
Indonesia Government International Bond	FBF	1.000%	09/20/2015	0.620%	10,000	106	(218)	324
Indonesia Government International Bond	FBF	1.000%	12/20/2015	0.660%	20,000	208	(318)	526
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.693%	21,900	222	(496)	718
Indonesia Government International Bond	FBF	1.000%	06/20/2021	1.826%	20,000	(1,229)	(1,313)	84
Indonesia Government International Bond	GST	1.000%	09/20/2015	0.620%	10,000	106	(333)	439
Indonesia Government International Bond	HUS	1.000%	09/20/2015	0.620%	25,000	266	(792)	1,058
Indonesia Government International Bond	HUS	1.000%	03/20/2016	0.693%	25,000	254	(566)	820
Indonesia Government International Bond	HUS	1.000%	09/20/2016	0.867%	2,000	11	(39)	50
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.620%	35,000	373	(814)	1,187
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.660%	8,700	91	(138)	229
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.693%	10,000	101	(178)	279
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.787%	12,500	96	(232)	328
Indonesia Government International Bond	JPM	1.000%	09/20/2016	0.867%	5,000	26	(79)	105
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.620%	25,000	266	(623)	889
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.660%	30,000	312	(449)	761
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.693%	20,000	203	(342)	545
Indonesia Government International Bond	RYL	1.000%	09/20/2015	0.620%	65,000	693	(1,465)	2,158
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.693%	46,900	475	(1,041)	1,516
Indonesia Government International Bond	RYL	1.000%	09/20/2016	0.867%	28,700	150	(506)	656
Indonesia Government International Bond	UAG	1.000%	09/20/2016	0.867%	13,600	71	(215)	286

International Lease Finance Corp.	DUB	5.000%	06/20/2016	2.913%		6,000	417	(315)	732
International Lease Finance Corp.	FBF	5.000%	09/20/2014	1.683%		35,000	2,037	2,170	(133)
Italy Government International Bond	BRC	1.000%	09/20/2017	2.711%		50,000	(3,685)	(6,215)	2,530
Italy Government International Bond	GST	1.000%	09/20/2017	2.711%		25,000	(1,843)	(3,409)	1,566
Italy Government International Bond	MYC	1.000%	09/20/2017	2.711%		25,000	(1,843)	(3,390)	1,547
Japan Government International Bond	BOA	1.000%	06/20/2015	0.375%		46,700	738	443	295
Japan Government International Bond	BOA	1.000%	09/20/2015	0.408%		125,000	2,058	2,043	15
Japan Government International Bond	BOA	1.000%	12/20/2015	0.435%		56,000	958	970	(12)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		62,100	1,102	892	210
Japan Government International Bond	BOA	1.000%	06/20/2016	0.507%		3,300	57	36	21
Japan Government International Bond	BOA	1.000%	09/20/2016	0.548%		25,000	426	(85)	511
Japan Government International Bond	BOA	1.000%	03/20/2017	0.616%		248,600	4,072	(3,386)	7,458
Japan Government International Bond	BPS	1.000%	03/20/2016	0.458%		9,900	175	72	103
Japan Government International Bond	BPS	1.000%	06/20/2016	0.507%		25,000	435	261	174
Japan Government International Bond	BRC	1.000%	03/20/2016	0.458%		16,000	284	196	88
Japan Government International Bond	DUB	1.000%	06/20/2015	0.375%		20,000	316	177	139
Japan Government International Bond	DUB	1.000%	12/20/2015	0.435%		41,700	713	786	(73)
Japan Government International Bond	GST	1.000%	03/20/2015	0.335%		76,600	1,160	774	386
Japan Government International Bond	GST	1.000%	06/20/2015	0.375%		44,900	710	53	657
Japan Government International Bond	GST	1.000%	09/20/2015	0.408%		50,000	823	806	17
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%		42,100	720	859	(139)
Japan Government International Bond	GST	1.000%	03/20/2016	0.458%		16,700	297	131	166
Japan Government International Bond	GST	1.000%	06/20/2016	0.507%		75,000	1,305	486	819
Japan Government International Bond	GST	1.000%	09/20/2016	0.548%		74,100	1,263	(436)	1,699
Japan Government International Bond	GST	1.000%	03/20/2017	0.616%		118,000	1,933	(1,710)	3,643
Japan Government International Bond	HUS	1.000%	03/20/2017	0.616%		75,000	1,229	(1,199)	2,428
Japan Government International Bond	JPM	1.000%	09/20/2015	0.408%		75,000	1,234	1,220	14
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		53,800	955	446	509
Japan Government International Bond	MYC	1.000%	06/20/2015	0.375%		25,000	395	82	313
Japan Government International Bond	MYC	1.000%	12/20/2015	0.435%		25,000	427	452	(25)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.458%		16,700	297	119	178
Japan Government International Bond	MYC	1.000%	06/20/2016	0.507%		144,200	2,508	576	1,932
Japan Government International Bond	MYC	1.000%	09/20/2016	0.548%		35,000	597	(333)	930
Japan Government International Bond	MYC	1.000%	03/20/2017	0.616%		98,200	1,609	(1,297)	2,906
Japan Government International Bond	RYL	1.000%	06/20/2015	0.375%		30,100	476	246	230
Japan Government International Bond	RYL	1.000%	12/20/2015	0.435%		50,000	855	930	(75)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.458%		35,000	621	342	279
Japan Government International Bond	RYL	1.000%	06/20/2016	0.507%		25,000	435	168	267
Japan Government International Bond	RYL	1.000%	09/20/2016	0.548%		25,000	427	(97)	524
Japan Government International Bond	RYL	1.000%	12/20/2016	0.584%		20,000	334	(384)	718
Japan Government International Bond	UAG	1.000%	06/20/2015	0.375%		35,000	553	463	90
Japan Government International Bond	UAG	1.000%	03/20/2017	0.616%		20,000	327	(298)	625
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	0.121%	EUR	3,900	23	(59)	82
MetLife, Inc.	BOA	1.000%	09/20/2013	0.279%		$26,500	149	(1,434)	1,583
MetLife, Inc.	BOA	1.000%	12/20/2014	0.730%		9,100	52	(125)	177
MetLife, Inc.	BOA	1.000%	09/20/2015	0.989%		25,000	17	(1,584)	1,601
MetLife, Inc.	BOA	1.000%	03/20/2016	1.125%		46,200	(167)	(707)	540
MetLife, Inc.	BOA	1.000%	06/20/2016	1.218%		25,000	(176)	(414)	238
MetLife, Inc.	BOA	1.000%	12/20/2017	1.556%		18,000	(466)	(744)	278
MetLife, Inc.	BOA	1.000%	09/20/2020	1.779%		10,000	(532)	(1,146)	614
MetLife, Inc.	CBK	1.000%	12/20/2014	0.730%		10,800	61	(272)	333
MetLife, Inc.	CBK	1.000%	06/20/2016	1.218%		20,000	(141)	(475)	334
MetLife, Inc.	DUB	1.000%	03/20/2016	1.125%		17,000	(62)	(404)	342
MetLife, Inc.	FBF	1.000%	09/20/2013	0.279%		20,000	112	(919)	1,031
MetLife, Inc.	FBF	1.000%	12/20/2014	0.730%		13,900	79	(271)	350
MetLife, Inc.	GST	1.000%	03/20/2015	0.788%		25,000	126	(1,561)	1,687
MetLife, Inc.	GST	1.000%	12/20/2015	1.063%		27,000	(41)	(1,638)	1,597
MetLife, Inc.	GST	1.000%	03/20/2016	1.125%		25,000	(90)	(622)	532
MetLife, Inc.	GST	1.000%	12/20/2017	1.556%		35,900	(931)	(1,446)	515
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%		25,000	17	(1,694)	1,711
MetLife, Inc.	JPM	1.000%	12/20/2015	1.063%		23,000	(34)	(1,415)	1,381
MetLife, Inc.	JPM	1.000%	03/20/2016	1.125%		15,000	(54)	(463)	409
MetLife, Inc.	SOG	1.000%	09/20/2013	0.279%		21,400	120	(1,004)	1,124
MetLife, Inc.	UAG	1.000%	09/20/2013	0.279%		10,000	56	(490)	546
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.551%		19,800	249	(280)	529
Mexico Government International Bond	BOA	1.000%	09/20/2017	0.892%		25,000	135	(358)	493
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.274%		11,000	(225)	(476)	251
Mexico Government International Bond	BPS	1.000%	03/20/2017	0.782%		25,000	236	(311)	547
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.840%		13,300	99	(81)	180
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.892%		19,500	104	(280)	384
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%		42,400	532	(916)	1,448
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.551%		61,000	766	(635)	1,401
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.588%		50,000	628	(124)	752
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.619%		43,000	540	(356)	896
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.749%		23,500	240	(830)	1,070
Mexico Government International Bond	BRC	1.000%	03/20/2017	0.782%		10,000	94	(135)	229
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.840%		38,700	286	(444)	730
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.892%		5,000	27	(112)	139
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.299%		25,000	(587)	(1,986)	1,399
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.551%		91,800	1,153	(808)	1,961
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.619%		232,600	2,922	(2,150)	5,072
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.669%		50,000	588	(48)	636
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.712%		25,000	275	(707)	982
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.749%		25,000	255	(871)	1,126
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.274%		22,700	(463)	(964)	501
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.551%		9,400	118	(118)	236
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.588%		50,000	628	(456)	1,084
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.619%		143,200	1,799	(1,131)	2,930
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.749%		25,000	255	(871)	1,126
Mexico Government International Bond	DUB	1.000%	03/20/2017	0.782%		15,000	142	(165)	307
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.840%		20,375	150	(676)	826
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		46,700	251	(762)	1,013
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.274%		50,000	(1,021)	(1,774)	753
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.551%		25,000	314	(217)	531
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.840%		14,900	111	(109)	220
Mexico Government International Bond	GST	1.000%	09/20/2016	0.712%		54,400	597	(485)	1,082
Mexico Government International Bond	GST	1.000%	03/20/2017	0.782%		65,000	614	(872)	1,486
Mexico Government International Bond	GST	1.000%	06/20/2017	0.840%		21,900	162	(716)	878
Mexico Government International Bond	GST	1.000%	09/20/2017	0.892%		10,000	53	(143)	196
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.451%		22,300	280	(471)	751
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.588%		50,000	628	(479)	1,107
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%		10,000	125	(44)	169
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.840%		36,100	267	(485)	752
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.892%		48,500	261	(808)	1,069
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.274%		27,000	(551)	(1,271)	720
Mexico Government International Bond	HUS	1.000%	09/20/2022	1.342%		10,000	(294)	(465)	171
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.620%		6,950	85	0	85
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.712%		10,000	110	(46)	156
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.749%		25,000	255	(889)	1,144
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.840%		60,000	444	(1,179)	1,623
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.892%		25,000	135	(332)	467
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.588%		25,000	314	(356)	670
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.712%		63,900	701	(506)	1,207
Mexico Government International Bond	MYC	1.000%	03/20/2017	0.782%		5,000	47	(55)	102
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.840%		23,400	173	(787)	960
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.892%		25,000	135	(332)	467
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.451%		25,000	313	(529)	842
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.712%		5,000	55	(139)	194
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.551%		19,100	240	(270)	510
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.712%		17,900	196	(79)	275
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.892%		10,000	54	(135)	189
Morgan Stanley	BRC	1.000%	09/20/2014	0.869%		12,600	33	(360)	393
Morgan Stanley	CBK	1.000%	12/20/2013	0.483%		13,000	70	(125)	195
Morgan Stanley	DUB	1.000%	03/20/2013	0.393%		7,500	13	(333)	346
Morgan Stanley	DUB	1.000%	06/20/2013	0.393%		23,000	75	(697)	772
Morgan Stanley	FBF	1.000%	06/20/2013	0.393%		48,700	158	(1,235)	1,393
Morgan Stanley	FBF	1.000%	09/20/2014	0.869%		27,800	73	(746)	819
Morgan Stanley	GST	1.000%	06/20/2013	0.393%		23,000	74	(755)	829
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		200	16	(20)	36
Panama Government International Bond	DUB	1.170%	04/20/2017	0.822%		14,000	239	0	239
Panama Government International Bond	HUS	1.000%	06/20/2017	0.856%		14,000	93	(231)	324
Panama Government International Bond	MYC	1.000%	06/20/2017	0.856%		5,000	33	(37)	70
Panasonic Corp.	GST	1.000%	12/20/2017	2.231%	JPY	120,000	(80)	(133)	53
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	0.599%		$10,000	777	(179)	956
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.019%		10,000	(2)	(114)	112
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.473%		15,000	(347)	(424)	77
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	0.599%		5,000	388	(90)	478
Prudential Financial, Inc.	GST	2.250%	03/20/2013	0.286%		10,000	51	0	51
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.019%		20,000	(5)	(382)	377
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.437%		10,000	(204)	(950)	746
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.473%		15,000	(347)	(482)	135
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.443%		3,000	55	(20)	75
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.443%		11,000	201	(5)	206
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		6,000	110	(34)	144
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		12,000	220	(21)	241
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.443%		6,000	109	(6)	115
Republic of Germany	BOA	0.250%	06/20/2017	0.347%		58,000	(245)	(1,704)	1,459
Republic of Germany	CBK	0.250%	06/20/2016	0.267%		50,000	(26)	(816)	790
Republic of Germany	CBK	0.250%	09/20/2016	0.287%		50,000	(63)	(868)	805
Republic of Germany	GST	0.250%	06/20/2017	0.347%		46,000	(195)	(1,415)	1,220
Republic of Germany	HUS	0.250%	09/20/2016	0.287%		50,000	(64)	(1,452)	1,388
Republic of Germany	HUS	0.250%	12/20/2016	0.303%		49,400	(100)	(2,106)	2,006
Republic of Germany	HUS	0.250%	09/20/2017	0.374%		100,000	(569)	(3,545)	2,976
Republic of Germany	SOG	0.250%	06/20/2016	0.267%		44,300	(23)	(362)	339
Republic of Germany	UAG	0.250%	06/20/2016	0.267%		22,300	(11)	(187)	176
Republic of Germany	UAG	0.250%	09/20/2016	0.287%		135,000	(171)	(3,327)	3,156
Republic of Germany	UAG	0.250%	06/20/2017	0.347%		50,000	(211)	(1,520)	1,309
Russia Government International Bond	GST	1.000%	03/20/2016	0.839%		25,000	138	(619)	757
Russia Government International Bond	HUS	1.000%	09/20/2016	0.981%		25,000	26	(1,309)	1,335
Russia Government International Bond	HUS	1.000%	12/20/2016	1.038%		85,000	(97)	(5,195)	5,098
Russia Government International Bond	MYC	1.000%	09/20/2016	0.981%		25,000	26	(1,321)	1,347
SLM Corp.	BOA	5.000%	03/20/2016	2.338%		5,000	421	17	404
SLM Corp.	CBK	5.000%	09/20/2015	2.017%		10,000	810	819	(9)
SLM Corp.	GST	5.000%	03/20/2016	2.338%		200	17	1	16
South Africa Government International Bond	BRC	1.000%	12/20/2015	0.922%		25,000	67	(184)	251
South Africa Government International Bond	DUB	1.000%	12/20/2015	0.922%		25,000	67	(184)	251
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.315%		27,180	(363)	(945)	582
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%	JPY	282,000	(29)	(699)	670
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		571,000	(92)	(1,233)	1,141
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.161%	EUR	45,000	123	(219)	342
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.255%		25,000	(3)	(495)	492
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.161%		104,000	286	(1,467)	1,753
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.161%		25,000	68	(344)	412
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.181%		50,000	119	(526)	645
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.197%		50,000	101	(689)	790
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.240%		50,000	29	(951)	980
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.255%		50,000	(7)	(931)	924
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.222%		173,500	226	(2,143)	2,369
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.222%		100,000	131	(1,239)	1,370
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.255%		50,000	(7)	(1,084)	1,077
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.222%		62,000	81	(752)	833
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.240%		25,000	14	(429)	443
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.181%		25,000	60	(221)	281
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.197%		50,000	101	(689)	790
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.240%		100,000	58	(1,076)	1,134
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.255%		50,000	(7)	(1,095)	1,088
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.222%		35,500	47	(408)	455
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.240%		125,000	72	(2,169)	2,241
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.255%		175,700	(24)	(2,371)	2,347
UBS AG	BPS	0.760%	03/20/2013	0.085%		$30	0	0	0
UBS AG	JPM	1.000%	06/20/2013	0.085%	EUR	4,000	25	3	22
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.230%		$94,500	2,378	1,202	1,176
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.253%		66,000	1,733	819	914
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.273%		30,000	820	369	451
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.188%		70,000	1,290	463	827
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.253%		50,000	1,312	1,134	178
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.202%		47,400	954	362	592
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.230%		99,200	2,497	1,307	1,190
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.253%		63,700	1,673	791	882
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.273%		37,500	1,025	307	718
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		67,500	1,698	908	790
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.253%		38,100	1,000	659	341
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.273%		46,300	1,266	379	887
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.202%		50,000	1,006	538	468
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.230%		9,000	227	174	53
United Kingdom Gilt	GST	1.000%	03/20/2015	0.188%		37,200	685	133	552
United Kingdom Gilt	GST	1.000%	03/20/2016	0.230%		301,700	7,592	4,805	2,787
United Kingdom Gilt	GST	1.000%	12/20/2016	0.291%		22,100	628	44	584
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.188%		30,000	44	(339)	383
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.188%		200,000	3,685	1,757	1,928
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		23,100	607	400	207
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.291%		47,500	1,349	47	1,302
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.188%		72,700	1,339	160	1,179
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.202%		19,200	386	202	184
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.253%		127,200	3,340	2,201	1,139
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.202%		100,000	2,012	1,202	810
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.222%		37,300	876	858	18
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		45,800	1,202	792	410
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.273%		100,000	2,735	489	2,246
Venezuela Government International Bond	BPS	5.000%	09/20/2017	6.340%		10,000	(513)	(1,282)	769
Venezuela Government International Bond	BRC	5.000%	09/20/2017	6.340%		15,000	(770)	(1,908)	1,138
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.084%		14,205	67	105	(38)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.084%		10,900	51	97	(46)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.084%		15,000	70	75	(5)
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.138%		1,500	10	(4)	14

							$231,857	$(233,922)	$465,779

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 17 Index	JPM	(1.000%	)	06/20/2017	EUR	400,000	$2,430	$15,304	$(12,874)
iTraxx Europe 18 Index	BOA	(1.000%	)	12/20/2017		431,300	4,491	8,224	(3,733)
iTraxx Europe 18 Index	BPS	(1.000%	)	12/20/2017		398,700	4,151	6,689	(2,538)
iTraxx Europe 18 Index	BRC	(1.000%	)	12/20/2017		399,800	4,162	6,838	(2,676)
iTraxx Europe 18 Index	GST	(1.000%	)	12/20/2017		296,800	3,090	5,468	(2,378)
iTraxx Europe 18 Index	JPM	(1.000%	)	12/20/2017		471,200	4,906	8,704	(3,798)
iTraxx Europe 18 Index	MYC	(1.000%	)	12/20/2017		503,000	5,237	8,609	(3,372)

							$28,467	$59,836	$(31,369)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$75,200	$4,748	$8,835	$(4,087)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	99,900	6,307	11,676	(5,369)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	1,535	2,892	(1,357)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	1,579	2,900	(1,321)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	1,579	2,838	(1,259)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	1,579	2,963	(1,384)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	3,157	4,975	(1,818)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	619,800	47,943	76,715	(28,772)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	491,800	38,042	61,681	(23,639)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	2,506	4,200	(1,694)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	3,922	6,337	(2,415)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	934,300	72,271	115,625	(43,354)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	5,268	7,866	(2,598)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	11,851	16,939	(5,088)
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017	241,125	3,521	0	3,521
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	62,017	1,027	0	1,027
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	2,130	0	2,130
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	130,979	2,200	0	2,200
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013	241,125	565	0	565
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	356	0	356
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	163,579	384	0	384
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049	390	(12)	(16)	4
CMBX.NA.AAA.2 Index	FBF	0.070%	03/15/2049	17,655	(537)	(728)	191
CMBX.NA.AAA.2 Index	MYC	0.070%	03/15/2049	5,000	(152)	(219)	67
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	84,000	(3,614)	(4,653)	1,039
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	158,853	(6,834)	(9,430)	2,596
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049	10,000	(430)	(536)	106
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049	40,500	(1,742)	(2,455)	713
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	33,350	(1,435)	(2,021)	586
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049	36,900	(1,587)	(2,214)	627
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049	11,850	(510)	(726)	216
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	28,000	(1,214)	(1,864)	650
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051	14,300	(620)	(983)	363
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	51,000	(2,211)	(3,300)	1,089
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	20,000	(867)	(1,425)	558
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	24,100	(1,044)	(1,638)	594
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051	4,200	(182)	(283)	101
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051	25,000	(1,084)	(1,219)	135
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051	6,099	(229)	(370)	141
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051	10,098	(379)	(619)	240
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	100,000	(432)	(4,866)	4,434
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	(236)	(1,092)	856
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(210)	(980)	770
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	25,000	(211)	(972)	761
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	(184)	(866)	682
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	25,000	(1,279)	(1,424)	145
MCDX-15 10-Year Index	GST	1.000%	12/20/2020	25,000	(1,279)	(1,424)	145
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(315)	(214)	(101)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	50,000	(1,070)	(1,148)	78
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017	25,000	(535)	(554)	19
MCDX-18 10-Year Index	MYC	1.000%	06/20/2022	25,000	(1,570)	(1,521)	(49)
MCDX-19 5-Year Index	CBK	1.000%	12/20/2017	75,000	(2,017)	(1,946)	(71)

					$178,449	$274,736	$(96,287)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD 250,000	$258,537	$2,460	$(9,950)	$12,410
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF	50,000	51,708	492	(1,990)	2,482

						$2,952	$(11,940)	$14,892

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$1,322,400	$520	$(1,287)	$1,807
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		3,150,800	1,238	(9,430)	10,668
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	1,894	832	1,062
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	3,578	530	3,048
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	2,312	852	1,460
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		367,700	(334)	(214)	(120)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,119,200	(1,016)	(713)	(303)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		500,000	(453)	52	(505)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,020,000	764	(210)	974
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,268,300	6,195	(3,992)	10,187
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		2,009,300	1,506	(1,025)	2,531
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,033,000	2,272	(1,781)	4,053
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,355,000	2,514	(1,687)	4,201
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		175,000	131	(31)	162
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	2,715	179	2,536
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	4,091	555	3,536
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	2,046	298	1,748
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		743,300	(1,230)	(1,255)	25
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		277,000	(459)	(548)	89
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		573,000	(948)	(667)	(281)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,226,300	(3,684)	(4,252)	568
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		4,752,800	(7,866)	(9,820)	1,954
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG		350,000	(579)	(157)	(422)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		156,000	(28)	64	(92)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	HUS		500,000	(89)	(38)	(51)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		466,000	607	(240)	847
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		1,098,000	1,429	(416)	1,845

							$17,126	$(34,401)	$51,527

(o)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$3,725,700	$18,442	$(1)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(1,032)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,889	(4,764)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		2,627,000	18,541	(299)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(528)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		4,531,700	19,374	(3,964)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(6,786)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(6,786)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		200,000	150	(57)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		200,000	400	(70)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		2,047,500	7,525	(1,791)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,327,000	12,466	(10)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		164,700	3,179	(52)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		1,872,100	5,171	(651)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		4,275,200	23,240	(3,740)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		779,600	15,124	(245)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,393)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,388,500	7,047	(1,215)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		2,829,000	20,987	(1,518)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,393)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	308,600	1,932	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		445,900	3,107	(6)
Put - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		240,000	2,279	(3)
Put - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		120,000	1,128	(2)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$567,200	1,702	(1,258)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(666)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(131)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(53)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(533)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		732,700	5,532	(1,929)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(935)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$407,857	$(45,815)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	82.000	03/22/2013	$600,000	$1,594	$(1,153)
Put - OTC USD versus JPY	BOA		82.000	03/22/2013	400,000	1,080	(769)
Put - OTC USD versus JPY	JPM		82.350	03/22/2013	200,000	1,292	(469)

						$3,966	$(2,391)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(3,352)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(8,111)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(957)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(1,337)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(1,156)

						$67,873	$(14,913)

(p)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$58,254	$70,692	0.02%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	884	1,073	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	505	509	0.00%
Goldman Sachs Group, Inc.	0.693%	08/12/2015	12/01/2009	71,559	62,029	0.02%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	0	3,738	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	106	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,329	9,697	0.01%

				$140,611	$147,844	0.05%

(q)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2043	$859,000	$931,298	$(930,539)
Fannie Mae	5.000%	02/01/2043	1,995,880	2,159,293	(2,162,412)

				$3,090,591	$(3,092,951)

(r)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	385,691		$402,445	BRC	$2,755	$0	$2,755
01/2013	EUR	3,921,875		5,062,676	BOA	0	(114,056)	(114,056)
01/2013		2,727,981		3,532,678	BPS	87	(68,249)	(68,162)
01/2013		165,699		214,288	BRC	0	(4,427)	(4,427)
01/2013		611,356		786,432	DUB	0	(20,575)	(20,575)
01/2013		4,017,053		5,225,012	FBF	0	(77,300)	(77,300)
01/2013		498,797		646,084	HUS	0	(12,371)	(12,371)
01/2013		37,500		46,047	JPM	0	(3,463)	(3,463)
01/2013		317,807		411,909	MSC	0	(7,580)	(7,580)
01/2013		479,860		606,606	RBC	0	(26,855)	(26,855)
01/2013		896,351		1,158,075	UAG	568	(25,761)	(25,193)
01/2013	GBP	646,313		1,037,026	BRC	0	(12,877)	(12,877)
01/2013		557,857		894,112	DUB	0	(12,099)	(12,099)
01/2013		55,336		88,685	FBF	0	(1,205)	(1,205)
01/2013		740,316		1,184,831	GSC	0	(17,775)	(17,775)
01/2013		4,654		7,494	JPM	0	(66)	(66)
01/2013		11,260		18,123	MSC	0	(169)	(169)
01/2013		15,616		25,094	RBC	0	(273)	(273)
01/2013		25,362		40,834	RYL	0	(365)	(365)
01/2013		70,000		112,475	UAG	0	(1,237)	(1,237)
01/2013	JPY	200		2	BRC	0	0	0
01/2013		42,463,252		517,755	DUB	27,575	0	27,575
01/2013		53,594,288		650,614	GSC	31,942	0	31,942
01/2013		6,361,087		74,289	HUS	859	0	859
01/2013		34,015		413	JPM	20	0	20
01/2013		4,128,543		48,670	RYL	1,012	0	1,012
01/2013	MXN	2,725,703		207,260	CBK	0	(3,231)	(3,231)
01/2013		988,837		76,155	FBF	0	(202)	(202)
01/2013		497,032		38,252	GSC	0	(128)	(128)
01/2013		4,025,989		310,666	HUS	107	(520)	(413)
01/2013		4,546,084		350,792	MSC	0	(901)	(901)
01/2013		7,320,722		563,424	UAG	0	(2,336)	(2,336)
01/2013		$2,565,528	EUR	1,935,517	BOA	0	(10,741)	(10,741)
01/2013		6,114,336		4,632,073	BRC	0	(228)	(228)
01/2013		15,867		12,025	CBK	47	(40)	7
01/2013		123,640		94,581	DUB	1,215	0	1,215
01/2013		7,920		5,980	FBF	0	(26)	(26)
01/2013		44,052		33,254	HUS	0	(154)	(154)
01/2013		6,173,886		4,650,264	JPM	0	(35,765)	(35,765)
01/2013		152,596		116,667	RYL	1,415	0	1,415
01/2013		406,486		305,858	UAG	0	(2,768)	(2,768)
01/2013		1,695,147	GBP	1,047,486	BRC	6,442	0	6,442
01/2013		1,737,137		1,073,113	DUB	6,082	0	6,082
01/2013		9,926		6,115	UAG	13	(5)	8
01/2013		114	JPY	9,553	DUB	0	(4)	(4)
01/2013		109		9,239	HUS	0	(3)	(3)
01/2013		1,505	ZAR	12,810	GSC	1	0	1
01/2013		42,151		368,084	HUS	1,106	0	1,106
01/2013	ZAR	351,820		$39,795	JPM	0	(1,551)	(1,551)
02/2013	BRL	3,326,687		1,619,315	HUS	1,395	0	1,395
02/2013		5,941,079		2,888,488	UAG	1,526	(2,457)	(931)
02/2013	CHF	134,884		143,382	CBK	0	(4,208)	(4,208)
02/2013		769		814	MSC	0	(28)	(28)
02/2013	CNY	172,487		27,331	BRC	0	(87)	(87)
02/2013		314,121		49,900	FBF	0	(32)	(32)
02/2013		814,027		128,900	UAG	0	(497)	(497)
02/2013	EUR	1,935,517		2,566,370	BOA	10,886	0	10,886
02/2013		255,400		327,175	BPS	0	(10,105)	(10,105)
02/2013		4,691,023		6,194,022	BRC	529	(115)	414
02/2013		57,100		70,073	DUB	0	(5,315)	(5,315)
02/2013		4,643,033		6,166,226	JPM	35,980	0	35,980
02/2013		51,753		68,246	RYL	0	(84)	(84)
02/2013		513,659		661,206	UAG	2,782	(19,791)	(17,009)
02/2013	GBP	1,047,486		1,694,994	BRC	0	(6,448)	(6,448)
02/2013		1,047,485		1,695,773	DUB	0	(5,667)	(5,667)
02/2013	HKD	400,338		51,666	JPM	8	0	8
02/2013	JPY	29,580,000		370,584	BOA	29,051	0	29,051
02/2013		36,920,000		462,542	CBK	36,261	0	36,261
02/2013		12,600,000		157,816	UAG	12,335	0	12,335
02/2013	MXN	1,445,024		108,671	CBK	0	(2,675)	(2,675)
02/2013		2,961,252		227,900	FBF	0	(481)	(481)
02/2013		4,419,328		336,868	GSC	0	(3,399)	(3,399)
02/2013		663,034		49,764	HUS	0	(1,371)	(1,371)
02/2013		1,099,255		82,996	JPM	0	(1,777)	(1,777)
02/2013		496,207		38,142	RBC	0	(127)	(127)
02/2013		4,796,025		365,238	UAG	0	(4,437)	(4,437)
02/2013		$17,500	BRL	35,944	BRC	0	(19)	(19)
02/2013		9,000		18,499	HUS	0	(3)	(3)
02/2013		25,500		52,360	MSC	0	(35)	(35)
02/2013		28,620		58,789	UAG	0	(28)	(28)
02/2013		719	CHF	655	HUS	0	(2)	(2)
02/2013		26,863	CNY	170,562	CBK	249	0	249
02/2013		90,900		573,579	GST	275	0	275
02/2013		23,804		150,000	JPM	40	0	40
02/2013		64,400		406,493	UAG	216	0	216
02/2013		350	GBP	215	JPM	0	0	0
02/2013		268	HKD	2,076	JPM	0	0	0
03/2013	CAD	2,710,691		$2,746,965	BPS	26,324	0	26,324
03/2013		164,374		166,328	BRC	1,351	0	1,351
03/2013		6,432,895		6,527,710	DUB	71,202	0	71,202
03/2013		22,676		23,007	RYL	247	0	247
03/2013		40,943		41,510	UAG	417	0	417
03/2013	MXN	1,655,300		128,315	BOA	1,083	0	1,083
03/2013		1,489,591		115,457	BPS	962	0	962
03/2013		832,863		65,019	DUB	1,046	0	1,046
03/2013		989,056		75,827	GSC	0	(246)	(246)
03/2013		1,214,837		90,703	HUS	0	(2,736)	(2,736)
03/2013		$177	CAD	176	BPS	0	0	0
03/2013		1,762		1,741	FBF	0	(14)	(14)
03/2013		15,204		15,036	HUS	0	(113)	(113)
04/2013	MXN	1,063,564		$82,456	BOA	873	0	873
04/2013		500,000		37,865	BRC	0	(493)	(493)
04/2013		3,622,730		281,484	CBK	3,594	0	3,594
04/2013		3,356,765		255,773	DUB	0	(1,725)	(1,725)
04/2013		5,102,220		379,898	FBF	0	(11,517)	(11,517)
04/2013		3,088,697		233,127	HUS	0	(3,822)	(3,822)
04/2013		6,189,473		471,703	JPM	1,342	(4,437)	(3,095)
04/2013		641,985		49,910	MSC	665	0	665
04/2013		12,238,736		938,275	UAG	6,316	(6,879)	(563)
04/2013		$343,509	MXN	4,485,000	BOA	1,142	(585)	557
04/2013		30,721		395,958	BRC	15	(360)	(345)
04/2013		220,824		2,878,377	DUB	683	(694)	(11)
04/2013		405,405		5,246,951	HUS	1,485	(4,371)	(2,886)
04/2013		138,733		1,784,735	JPM	0	(1,818)	(1,818)
04/2013		16,127		210,325	MSC	35	(27)	8
04/2013		232,591		3,014,981	UAG	327	(1,625)	(1,298)
06/2013	EUR	111,459		$146,719	BPS	0	(632)	(632)
08/2013	CNY	61,799		9,782	HUS	1	0	1
08/2013	EUR	224,400		283,243	BPS	0	(13,590)	(13,590)
08/2013		$9,915	CNY	61,799	GST	0	(135)	(135)
09/2013	EUR	657,900		$826,586	BOA	0	(43,879)	(43,879)
09/2013		1,976,200		2,563,527	BRC	0	(51,435)	(51,435)
09/2013		794,965		1,015,816	UAG	0	(36,056)	(36,056)
11/2013		225,500		283,882	BOA	0	(14,676)	(14,676)
11/2013		324,100		408,172	BRC	0	(20,931)	(20,931)
11/2013		17,711		22,887	FBF	0	(562)	(562)
01/2014		21,800		27,520	BPS	0	(1,376)	(1,376)
04/2014	CNY	75,000		11,818	HUS	15	0	15
04/2014		209,364		33,002	UAG	52	0	52
04/2014	EUR	90,600		114,463	BPS	0	(5,726)	(5,726)
04/2014		70,800		89,728	CBK	0	(4,195)	(4,195)
04/2014		$10,898	CNY	66,994	JPM	0	(355)	(355)
04/2014		35,423		217,371	RYL	0	(1,213)	(1,213)
05/2014	EUR	51,900		$65,627	BPS	0	(3,279)	(3,279)
05/2014		200,000		253,695	CBK	0	(11,841)	(11,841)
06/2014		129,600		163,883	BPS	0	(8,191)	(8,191)
06/2014		106,300		134,789	FBF	0	(6,350)	(6,350)
07/2014		85,700		108,411	BPS	0	(5,422)	(5,422)
08/2014		61,300		77,581	BPS	0	(3,877)	(3,877)

						$331,956	$(809,677)	$(477,721)

(s)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,583,043	$80,715	$1,663,758
Corporate Bonds & Notes
Banking & Finance	0	46,158,736	218,278	46,377,014
Industrials	0	6,364,646	105,941	6,470,587
Utilities	0	2,901,113	10,588	2,911,701
Municipal Bonds & Notes
Alabama	0	119,437	0	119,437
Arizona	0	11,705	0	11,705
Arkansas	0	1,300	0	1,300
California	0	5,727,632	0	5,727,632
Colorado	0	86,659	0	86,659
Connecticut	0	10,959	0	10,959
District of Columbia	0	112,982	0	112,982
Florida	0	97,038	0	97,038
Georgia	0	167,669	0	167,669
Illinois	0	895,535	0	895,535
Indiana	0	77,003	0	77,003
Iowa	0	67,532	0	67,532
Kansas	0	29,660	0	29,660
Louisiana	0	114,472	0	114,472
Massachusetts	0	189,635	0	189,635
Michigan	0	64,375	0	64,375
Mississippi	0	12,125	0	12,125
Missouri	0	737	0	737
Nebraska	0	55,977	0	55,977
Nevada	0	489,772	0	489,772
New Jersey	0	476,678	0	476,678
New Mexico	0	9,628	0	9,628
New York	0	3,059,302	0	3,059,302
North Carolina	0	58,282	0	58,282
Ohio	0	864,623	50,942	915,565
Oregon	0	37,820	0	37,820
Pennsylvania	0	197,696	0	197,696
Puerto Rico	0	8,783	0	8,783
Rhode Island	0	188	0	188
South Carolina	0	67,566	0	67,566
Tennessee	0	23,775	0	23,775
Texas	0	603,688	0	603,688
Utah	0	2,374	0	2,374
Virginia	0	47,868	0	47,868
Washington	0	340,246	0	340,246
West Virginia	0	130,356	0	130,356
Wisconsin	0	127,753	0	127,753
U.S. Government Agencies	0	115,412,114	51,879	115,463,993
U.S. Treasury Obligations	0	68,880,243	0	68,880,243
Mortgage-Backed Securities	0	18,301,114	461,100	18,762,214
Asset-Backed Securities	0	5,830,157	265,399	6,095,556
Sovereign Issues	0	37,604,201	0	37,604,201
Convertible Preferred Securities
Banking & Finance	0	177,525	0	177,525
Industrials	0	0	0	0
Utilities	0	5,883	0	5,883
Preferred Securities
Banking & Finance	176,230	7,858	0	184,088
Industrials	0	4,156	0	4,156
Short-Term Instruments
Certificates of Deposit	0	1,703,829	0	1,703,829
Commercial Paper	0	2,682,042	0	2,682,042
Repurchase Agreements	0	2,212,918	0	2,212,918
Short-Term Notes	0	9,470	0	9,470
Japan Treasury Bills	0	912,921	0	912,921
Mexico Treasury Bills	0	4,686,480	0	4,686,480
Spain Treasury Bills	0	90,730	0	90,730
U.S. Treasury Bills	0	126,885	0	126,885
Central Funds Used for Cash Management Purposes	7,786,085	0	0	7,786,085
	$7,962,315	$330,044,894	$1,244,842	$339,252,051

Short Sales, at value	$0	$(3,092,951)	$0	$(3,092,951)

Financial Derivative Instruments - Assets
Credit Contracts	0	501,211	0	501,211
Foreign Exchange Contracts	0	346,848	0	346,848
Interest Rate Contracts	87,114	191,996	0	279,110
	$87,114	$1,040,055	$0	$1,127,169

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(291,807)	0	(291,807)
Foreign Exchange Contracts	0	(812,068)	0	(812,068)
Interest Rate Contracts	(17,925)	(392,345)	(14,913)	(425,183)

	$(17,925)	$(1,496,220)	$(14,913)	$(1,529,058)

Totals	$8,031,504	$326,495,778	$1,229,929	$335,757,211

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Bank Loan Obligations	$0	$79,482	$0	$556	$0	$677	$0	$0	$80,715	$677
Corporate Bonds & Notes
Banking & Finance	378,412	9,453	(565)	(199)	(15)	15,649	0	(184,457)	218,278	15,638
Industrials	138,021	0	(11,181)	(227)	(27)	492	0	(21,137)	105,941	1,661
Utilities	95	10,713	(15)	(3)	0	(202)	0	0	10,588	(202)
Municipal Bonds & Notes
Ohio	70,608	0	(22,100)	240	1,379	815	0	0	50,942	519
U.S. Government Agencies	3,122,410	(3,014,651)	(15,815)	(19)	(40)	584	8,585	(49,175)	51,879	(120)
Mortgage-Backed Securities	331,336	78	(35,980)	1,718	3,500	19,828	154,320	(13,700)	461,100	19,025
Asset-Backed Securities	408,069	140,237	(204,282)	922	(795)	(7,286)	7	(71,473)	265,399	(6,661)
Convertible Preferred Securities
Industrials	2,359	0	0	0	0	(2,359)	0	0	0	(2,359)

	$4,451,310	$(2,774,688)	$(289,938)	$2,988	$4,002	$28,198	$162,912	$(339,942)	$1,244,842	$28,178
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$(1,363)	$0	$0	$(14,913)	$(1,363)

Totals	$4,437,760	$(2,774,688)	$(289,938)	$2,988	$4,002	$26,835	$162,912	$(339,942)	$1,229,929	$26,815

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$80,715	Benchmark Pricing	Base Price	89.50 - 96.74
Corporate Bonds & Notes
Banking & Finance	94,112	Benchmark Pricing	Base Price	23.56 - 116.48
	124,166	Third Party Vendor	Broker Quote	104.98 - 110.29
Industrials	9,848	Benchmark Pricing	Base Price	101.00 - 105.68
	740	Indicative Market Quotations	Broker Quote	55.00
	95,353	Third Party Vendor	Broker Quote	104.50 - 115.75
Utilities	10,588	Third Party Vendor	Broker Quote	97.00 - 104.20
Municipal Bonds & Notes
Ohio	50,942	Benchmark Pricing	Base Price	93.92
U.S. Government Agencies	34,819	Benchmark Pricing	Base Price	96.33 - 119.39
	1,983	Other Valuation Techniques (4)	—	—
	15,077	Third Party Vendor	Broker Quote	100.12
Mortgage-Backed Securities	112,642	Benchmark Pricing	Base Price	8.47 - 116.00
	348,458	Third Party Vendor	Broker Quote	63.00 - 101.61
Asset-Backed Securities	227,060	Benchmark Pricing	Base Price	28.00 - 100.30
	38,339	Third Party Vendor	Broker Quote	100.86
Convertible Preferred Securities
Industrial	0	Other Valuation Techniques (4)	—	—
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(14,913)	Indicative Market Quotations	Broker Quote	0.19 - 0.24

Total	$1,229,929

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 20.4%
BANKING & FINANCE 16.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,152
American Express Bank FSB
5.500% due 04/16/2013	500	507
American Express Credit Corp.
5.875% due 05/02/2013	2,800	2,851
American International Group, Inc.
5.050% due 10/01/2015	10,300	11,374
5.450% due 05/18/2017	29,500	33,937
5.600% due 10/18/2016	18,300	20,910
5.850% due 01/16/2018	11,500	13,621
6.250% due 05/01/2036	1,452	1,876
6.400% due 12/15/2020	3,400	4,222
8.250% due 08/15/2018	13,500	17,773
Bank of America Corp.
1.733% due 01/30/2014	12,400	12,507
Bank of America N.A.
6.000% due 10/15/2036	9,200	11,282
Capital One Capital
8.875% due 05/15/2040	700	700
CBA Capital Trust
5.805% due 06/30/2015 (b)	5,200	5,307
Citigroup, Inc.
1.790% due 01/13/2014	11,600	11,710
2.310% due 08/13/2013	2,600	2,625
4.750% due 05/19/2015	251	271
5.000% due 09/15/2014	5,900	6,210
5.500% due 10/15/2014	15,681	16,830
5.850% due 07/02/2013	700	718
Fifth Third Bancorp
6.250% due 05/01/2013	350	357
8.250% due 03/01/2038	16,000	22,897
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	7,200	7,352
General Electric Capital Corp.
7.125% due 06/15/2022 (b)	8,100	9,192
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	7,600	7,624
6.750% due 10/01/2037	7,209	8,176
GSPA Monetization Trust
6.422% due 10/09/2029	9,454	9,924
HCP, Inc.
5.650% due 12/15/2013	2,300	2,406
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,677
HSBC Finance Corp.
6.676% due 01/15/2021	1,300	1,543
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,400
6.750% due 09/01/2016	2,000	2,255
JPMorgan Chase & Co.
1.058% due 05/02/2014	28,100	28,302
4.250% due 10/15/2020	500	556
JPMorgan Chase Capital
1.263% due 01/15/2087	1,100	855
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,400	5,171
6.875% due 04/25/2018	23,900	28,833
MetLife Capital Trust
7.875% due 12/15/2067	1,000	1,235
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,608
Morgan Stanley
0.820% due 10/15/2015	3,700	3,588
1.293% due 04/29/2013	3,600	3,608
2.810% due 05/14/2013	14,200	14,299
4.100% due 01/26/2015	30,000	31,280
5.375% due 10/15/2015	300	326
5.950% due 12/28/2017	225	255
6.000% due 04/28/2015	10,400	11,333
Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,229
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,840
5.550% due 04/27/2015	4,000	4,423

SLM Corp.
4.000% due 07/25/2014	2,000	2,023
5.000% due 04/15/2015	30,000	31,771
6.250% due 01/25/2016	8,200	8,959
8.000% due 03/25/2020	4,200	4,820
8.450% due 06/15/2018	300	353
State Street Capital Trust
1.308% due 06/01/2077	600	469
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	5,000	6,787
Toyota Motor Credit Corp. CPI Linked Bond
2.790% due 09/10/2013	17,000	17,127
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)	9,000	9,225
USB Capital
3.500% due 01/31/2013 (b)	700	634
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,491
Weyerhaeuser Co.
7.375% due 03/15/2032	10,000	12,609

		496,195

INDUSTRIALS 2.9%
Amgen, Inc.
3.450% due 10/01/2020	2,500	2,678
4.500% due 03/15/2020	2,200	2,505
COX Communications, Inc.
4.625% due 06/01/2013	4,000	4,069
Daimler Finance North America LLC
1.510% due 09/13/2013	700	704
1.677% due 07/11/2013	6,000	6,032
General Mills, Inc.
5.250% due 08/15/2013	8,000	8,234
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	330
International Business Machines Corp.
5.700% due 09/14/2017	4,400	5,317
Mondelez International, Inc.
2.625% due 05/08/2013	8,800	8,857
5.250% due 10/01/2013	20,000	20,640
Norfolk Southern Corp.
2.903% due 02/15/2023	16,475	16,599
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,490
UAL Pass-Through Trust
9.190% due 12/24/2013 ^	3,608	1,939
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,000	3,036
Yum! Brands, Inc.
6.250% due 03/15/2018	4,800	5,840

		89,270

UTILITIES 1.1%
BellSouth Corp.
4.020% due 04/26/2021	19,100	19,299
Cleco Power LLC
6.000% due 12/01/2040	4,100	4,875
DTE Energy Co.
1.011% due 06/03/2013	1,900	1,904
Entergy Corp.
3.625% due 09/15/2015	5,400	5,654
Georgia Power Co.
0.628% due 03/15/2013	500	500
Verizon Communications, Inc.
5.250% due 04/15/2013	500	507

		32,739

Total Corporate Bonds & Notes (Cost $569,650)		618,204

MUNICIPAL BONDS & NOTES 7.9%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,522

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,268
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,728
7.043% due 04/01/2050	3,900	5,689

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,298
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	5,985
7.550% due 04/01/2039	6,200	8,945
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,655
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,923
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,740
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	133
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,810
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,742
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	7,177
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,816
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,176
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,183
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	231
7.021% due 08/01/2040	300	347
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,506
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	8,270
6.583% due 05/15/2049	3,800	4,966
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	402
6.548% due 05/15/2048	600	800

		75,790

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	110	139

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	696
6.899% due 12/01/2040	7,100	8,624
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,567

		11,887

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	660	651

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,720

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,600	3,105

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	3,295
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,953

		6,248

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2016	3,355	3,084
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	7,200	7,215

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,000	4,327

		14,626

NEW YORK 2.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,760
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	15,792
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	44,000	49,544
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,257
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,950
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,348

		80,651

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,144
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,464

		6,608

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,520

TEXAS 0.6%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	8,368
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	6,500	8,472
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,280

		18,120

WASHINGTON 0.3%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	10,292

Total Municipal Bonds & Notes (Cost $202,911)		238,879

U.S. GOVERNMENT AGENCIES 50.3%
Fannie Mae
0.270% due 12/25/2036	583	579
0.520% due 04/25/2037	1,715	1,724
0.644% due 10/25/2022	35	36
0.660% due 09/25/2035 - 12/25/2041	3,567	3,602
0.669% due 05/25/2023	29	29
0.719% due 02/25/2022	13	13
0.769% due 01/25/2022	29	30
0.819% due 08/25/2022	27	27
0.840% due 05/25/2040	7,624	7,722
0.875% due 08/28/2017 - 12/20/2017	46,800	47,009
0.919% due 04/25/2022 - 09/25/2022	30	30
0.960% due 11/25/2039 - 01/25/2040	1,283	1,302
1.250% due 01/30/2017	5,000	5,131
1.360% due 07/01/2044	292	297
1.375% due 11/15/2016	13,100	13,508
2.310% due 08/01/2022	500	511
2.324% due 01/01/2035	623	656
2.500% due 01/01/2028	4,000	4,184
2.713% due 05/25/2035	322	342
3.000% due 01/01/2028 - 01/01/2043	69,224	72,642
3.330% due 11/01/2021	295	324
3.500% due 02/01/2028 - 01/01/2043	120,000	127,968
3.980% due 07/01/2021	118,300	132,743
4.000% due 08/01/2025 - 02/01/2043	109,717	117,954
4.500% due 09/01/2018 - 01/01/2043	266,219	288,303
4.776% due 09/01/2035	191	205
5.000% due 02/13/2017 - 05/01/2041	12,109	13,270
5.375% due 06/12/2017	2,800	3,370
5.500% due 03/01/2022 - 02/01/2043	51,372	55,926
5.770% due 06/01/2013	572	574
6.000% due 05/01/2017 - 01/01/2039	53,413	58,673
6.176% due 12/25/2042	593	724
6.500% due 07/01/2013 - 06/25/2044	391	452

7.000% due 05/01/2014 - 09/25/2020	3	3
8.000% due 04/01/2015 - 10/01/2030	2	3
9.000% due 12/01/2017 - 06/25/2018	3	4
9.250% due 07/25/2019	47	54
10.000% due 11/01/2021	1	1
Freddie Mac
0.359% due 07/15/2019 - 08/15/2019	3,962	3,967
0.750% due 01/12/2018	68,000	67,623
0.819% due 07/15/2037	13,516	13,646
0.959% due 08/15/2036	6,756	6,826
1.000% due 03/08/2017 - 09/29/2017	51,300	51,969
1.250% due 08/01/2019 - 10/02/2019	6,900	6,900
1.360% due 02/25/2045	292	282
1.750% due 05/30/2019	900	932
2.346% due 02/01/2023	27	27
2.384% due 12/01/2022	167	177
2.533% due 07/01/2030	41	43
3.000% due 08/01/2019	106,200	107,836
3.750% due 03/27/2019	2,000	2,315
4.000% due 07/01/2029 - 01/01/2043	216,928	231,884
4.500% due 02/01/2029 - 09/01/2041	32,016	34,483
5.000% due 02/15/2032	239	244
5.500% due 08/23/2017 - 07/01/2039	6,012	6,536
6.000% due 02/01/2016 - 06/01/2039	20,838	22,740
7.000% due 07/15/2022	476	542
7.500% due 01/15/2023	1,226	1,414
8.000% due 11/01/2025 - 06/15/2030	747	771
9.000% due 12/15/2020	34	37
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	4	4
10.000% due 03/01/2021	3	3
Ginnie Mae
0.609% due 04/16/2029 - 06/16/2031	59	59
0.809% due 02/16/2030	52	53
1.625% due 01/20/2024 - 12/20/2029	1,058	1,098
1.750% due 06/20/2023 - 07/20/2030	801	836
2.000% due 09/20/2024 - 07/20/2027	429	447
6.000% due 01/15/2024	3	4
7.500% due 09/15/2014 - 09/15/2025	10	12
8.000% due 01/15/2022 - 08/15/2024	27	33
9.000% due 11/15/2017	8	8
9.500% due 01/20/2019 - 12/15/2021	5	5
Small Business Administration
7.970% due 01/25/2025	96	103

Total U.S. Government Agencies (Cost $1,493,022)		1,523,785

U.S. TREASURY OBLIGATIONS 20.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017	5,703	6,109
0.125% due 07/15/2022	6,639	7,204
0.750% due 02/15/2042	3,583	3,930
1.125% due 01/15/2021	317	373
1.375% due 07/15/2018	536	625
1.625% due 01/15/2018	552	640
1.750% due 01/15/2028	34,163	44,246
2.000% due 01/15/2026	4,079	5,351
2.125% due 01/15/2019	646	785
2.125% due 02/15/2040 (i)	18,408	26,986
2.375% due 01/15/2025	8,099	10,936
2.500% due 01/15/2029 (g)(h)(i)	41,695	59,455
3.625% due 04/15/2028	9,010	14,301
3.875% due 04/15/2029 (i)	11,257	18,664
U.S. Treasury Notes
0.375% due 11/15/2015	212,500	212,716
0.625% due 11/30/2017 (h)	7,400	7,373
0.750% due 10/31/2017	4,400	4,413
0.750% due 12/31/2017	14,500	14,520
0.875% due 07/31/2019 (g)(h)(i)	11,600	11,450
1.000% due 06/30/2019	1,700	1,694
1.250% due 10/31/2019	19,000	19,144
1.500% due 08/31/2018 (g)(h)(i)	4,800	4,968
1.625% due 08/15/2022	22,800	22,629
1.625% due 11/15/2022	130,200	128,634
1.750% due 05/15/2022 (g)(h)(i)	6,300	6,348

Total U.S. Treasury Obligations (Cost $606,415)		633,494

MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Investment Trust
2.526% due 02/25/2045	1,172	1,142
Banc of America Funding Corp.
2.619% due 05/25/2035	1,741	1,812
Banc of America Large Loan, Inc.
2.509% due 11/15/2015	6,958	6,962

BCRR Trust
5.858% due 07/17/2040	1,400	1,646
Bear Stearns Adjustable Rate Mortgage Trust
2.643% due 04/25/2033	483	489
3.074% due 01/25/2035	3,695	3,512
5.369% due 02/25/2036	2,078	2,021
Bear Stearns Alt-A Trust
2.960% due 05/25/2035	3,566	3,273
3.001% due 09/25/2035	513	405
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	569
5.405% due 12/11/2040	9,900	11,046
5.471% due 01/12/2045	1,500	1,752
5.700% due 06/11/2050	5,000	5,981
6.540% due 06/16/2030	3,608	3,607
Bear Stearns Mortgage Funding Trust
0.400% due 01/25/2037	9,614	6,143
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	1,957	1,930
2.570% due 10/25/2035	587	567
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.219% due 07/15/2044	9,900	11,007
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040	1,200	1,336
Countrywide Alternative Loan Trust
0.390% due 05/25/2047	2,261	1,605
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036	798	690
2.803% due 02/20/2035	48	45
Credit Suisse First Boston Mortgage Securities Corp.
2.470% due 09/25/2033	7,949	8,048
4.903% due 06/25/2032	59	59
Credit Suisse Mortgage Capital Certificates
0.379% due 10/15/2021	3,081	3,019
Credit Suisse Mortgage Pass-Through Certificates
5.676% due 03/15/2039	500	566
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	18,263
DLJ Acceptance Trust
11.000% due 08/01/2019	5	6
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	214
5.444% due 03/10/2039	2,200	2,542
GS Mortgage Securities Corp.
1.731% due 03/06/2020	18,200	18,237
2.716% due 02/10/2021	11,796	11,986
GSR Mortgage Loan Trust
2.774% due 01/25/2036	6	6
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	14	16
Homebanc Mortgage Trust
0.460% due 03/25/2035	8,804	6,557
0.480% due 10/25/2035	6,540	5,154
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	20	19
Indymac Index Mortgage Loan Trust
4.931% due 11/25/2035 ^	3,328	2,635
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043	5,000	5,660
4.158% due 01/12/2039	2,301	2,371
5.336% due 05/15/2047	3,700	4,248
5.420% due 01/15/2049	500	580
5.440% due 06/12/2047	1,300	1,501
5.648% due 03/18/2051	1,700	1,871
JPMorgan Mortgage Trust
4.963% due 02/25/2035	25	25
5.279% due 07/25/2035	3,384	3,403
Merrill Lynch Floating Trust
0.751% due 07/09/2021	23,490	23,401
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	805
5.485% due 03/12/2051	2,900	3,364
Morgan Stanley Capital Trust
5.208% due 11/14/2042	9,600	10,622
5.610% due 04/15/2049	2,060	2,127
5.809% due 12/12/2049	300	357
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036	10,391	9,653
5.500% due 08/25/2035	2,273	2,374
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045	1,700	1,995
5.789% due 08/12/2045 (e)	2,500	2,808
Prime Mortgage Trust
0.610% due 02/25/2019	17	16
0.610% due 02/25/2034	363	344

RBSSP Resecuritization Trust
0.460% due 02/26/2037	3,889	3,278
Residential Funding Mortgage Securities, Inc. Trust
4.895% due 02/25/2036 ^	407	332
Structured Asset Mortgage Investments, Inc.
0.870% due 09/19/2032	369	359
Structured Asset Securities Corp.
2.555% due 01/25/2032	47	41
2.584% due 02/25/2032	41	42
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	2,306	2,271
5.342% due 12/15/2043	3,800	4,374
WaMu Mortgage Pass-Through Certificates
0.500% due 10/25/2045	655	625
1.365% due 11/25/2042	236	227
2.458% due 05/25/2035	344	343
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	624	506
2.619% due 01/25/2035	41	41
2.625% due 12/25/2034	3,285	3,399
2.627% due 03/25/2036	2,924	2,878
5.233% due 05/25/2035	964	968

Total Mortgage-Backed Securities (Cost $231,297)		242,076

ASSET-BACKED SECURITIES 2.2%
Amortizing Residential Collateral Trust
0.750% due 06/25/2032	486	405
Asset-Backed Securities Corp. Home Equity
1.454% due 08/15/2033	4,165	3,847
Bank of America Auto Trust
2.670% due 12/15/2016	108	109
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037	668	651
0.300% due 06/25/2047	250	244
Citibank Omni Master Trust
2.959% due 08/15/2018	28,800	29,971
Countrywide Asset-Backed Certificates
0.620% due 05/25/2036	3,343	3,267
EMC Mortgage Loan Trust
0.950% due 05/25/2040	1,009	929
First Franklin Mortgage Loan Trust
0.470% due 11/25/2036	12,802	12,048
Fremont Home Loan Trust
0.270% due 01/25/2037	74	34
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034	107	95
Morgan Stanley IXIS Real Estate Capital Trust
0.260% due 11/25/2036	21	9
Quest Trust
0.330% due 08/25/2036	1,490	1,425
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^	843	246
SLM Student Loan Trust
2.350% due 04/15/2039	1,978	1,991
2.859% due 12/16/2019	1,000	1,026
SMS Student Loan Trust
0.503% due 10/28/2028	3,492	3,484
0.513% due 04/28/2029	2,577	2,559
Structured Asset Investment Loan Trust
1.335% due 07/25/2033	4,841	4,132
Structured Asset Securities Corp.
0.790% due 01/25/2033	144	132

Total Asset-Backed Securities (Cost $65,909)		66,604

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% due 03/15/2013 (b)	16,800	20,580

Total Convertible Preferred Securities (Cost $20,741)		20,580

PREFERRED SECURITIES 2.3%
BANKING & FINANCE 0.5%
DG Funding Trust
2.829% due 01/30/2013 (b)	1,568	11,512

Farm Credit Bank
10.000% due 12/15/2020 (b)	4,000	4,994

		16,506

UTILITIES 1.8%
Qwest Corp.
7.375% due 06/01/2051	2,000,000	53,620

Total Preferred Securities (Cost $71,692)		70,126

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.7%
COMMERCIAL PAPER 0.1%
Ford Motor Credit Co. LLC
1.017% due 02/15/2013	$4,000	3,995

REPURCHASE AGREEMENTS 4.4%
Barclays, Inc.
0.230% due 01/02/2013	129,300	129,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $131,923. Repurchase proceeds are $129,302.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	3,772	3,772
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $3,850. Repurchase proceeds are $3,772.)

		133,072

U.S. TREASURY BILLS 0.0%
0.147% due 12/12/2013 (f)	250	250

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 3.2%
PIMCO Short-Term Floating NAV Portfolio	983	10
PIMCO Short-Term Floating NAV Portfolio III	9,573,337	95,685

		95,695

Total Short-Term Instruments (Cost $233,010)		233,012

Total Investments 120.4% (Cost $3,494,647)		$3,646,760
Written Options (k) (0.0%) (Premiums $3,270)		(305)
Other Assets and Liabilities (Net) (20.4%)		(618,349)

Net Assets 100.0%		$3,028,106

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $57,248 at a weighted average interest rate of (0.005%).

(e)	Securities with an aggregate market value of $2,808 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	11/15/2012	11/15/2014	$2,757	$(2,753)

(f)	Securities with an aggregate market value of $250 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(g)	Securities with an aggregate market value of $2,474 and cash of $37 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	962	$33
90-Day Eurodollar June Futures	Long	06/2015	1,525	763
90-Day Eurodollar June Futures	Long	06/2016	20	0
90-Day Eurodollar March Futures	Long	03/2016	309	16
90-Day Eurodollar September Futures	Long	09/2015	2,058	(320)
90-Day Eurodollar September Futures	Long	09/2016	14	0
U.S. Treasury 10-Year Note March Futures	Long	03/2013	35	0

				$492

(h)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $11,492 and cash of $10 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$150,600	$(1,066)	$(318)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	273,100	(699)	(213)

				$(1,765)	$(531)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$364,100	$2,766	$578
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	62,200	3,810	3,402

					$6,576	$3,980

(i)	Securities with an aggregate market value of $1,288 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(j)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
American International Group, Inc.	UAG	1.000%	12/20/2020	1.516%	$100	$(4)	$(22)	$18
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.383%	4,300	(111)	(180)	69
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.349%	2,000	3	0	3
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.425%	5,800	(180)	(233)	53
California State General Obligation Bonds, Series 2003	MYC	2.250%	03/20/2021	1.680%	16,500	641	0	641
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.825%	17,100	102	(206)	308
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2014	0.641%	15,000	98	(258)	356
MetLife, Inc.	CBK	1.000%	12/20/2015	1.063%	3,800	(6)	(138)	132
MetLife, Inc.	DUB	1.000%	09/20/2015	0.989%	15,000	10	(985)	995
MetLife, Inc.	GST	1.000%	09/20/2015	0.989%	1,000	1	(64)	65
Morgan Stanley	DUB	1.000%	03/20/2013	0.393%	1,100	2	(49)	51
Morgan Stanley	FBF	1.000%	06/20/2013	0.393%	1,200	4	(38)	42
Morgan Stanley	JPM	1.000%	06/20/2013	0.393%	3,400	11	(376)	387
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.966%	6,100	8	(178)	186
SLM Corp.	BOA	5.000%	03/20/2016	2.338%	1,500	126	(14)	140

						$705	$(2,741)	$3,446

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	$1,833	$30	$0	$30
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	3,954	66	0	66
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,508	7	0	7
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	3,086	7	0	7
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	600	(26)	(35)	9
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	2,000	(86)	(116)	30
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051	1,600	(60)	(97)	37
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051	1,400	(52)	(86)	34

					$(114)	$(334)	$220

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM	$2,100	$1	$(2)	$3
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC	33,500	13	(101)	114

						$14	$(103)	$117

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,000	$257	$0
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	108,000	378	(14)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	38,900	275	(4)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	66,000	509	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	50,100	215	(44)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013	34,200	26	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	34,700	69	(12)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	25,300	93	(22)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	18,500	174	0
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	700	14	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013	20,400	56	(7)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	33,800	184	(30)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	11,000	213	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	15,700	80	(14)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	35,200	261	(19)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	5,900	18	(13)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013	9,300	70	(25)

							$2,892	$(225)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$(13)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,900	151	(33)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,500	84	(13)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,500	19	(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,700	65	(16)

						$378	$(80)

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	11,000	$11,900	$(11,918)
Fannie Mae	6.000%	01/01/2043	23,000	25,246	(25,124)

				$37,146	$(37,042)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$486,271	$9,924	$496,195
Industrials	0	89,270	0	89,270
Utilities	0	32,739	0	32,739
Municipal Bonds & Notes
Arizona	0	1,522	0	1,522
California	0	75,790	0	75,790
Florida	0	139	0	139
Illinois	0	11,887	0	11,887
Iowa	0	651	0	651
Michigan	0	5,720	0	5,720
Nebraska	0	3,105	0	3,105
Nevada	0	6,248	0	6,248
New Jersey	0	14,626	0	14,626
New York	0	80,651	0	80,651
Ohio	0	6,608	0	6,608
Tennessee	0	3,520	0	3,520
Texas	0	18,120	0	18,120
Washington	0	10,292	0	10,292
U.S. Government Agencies	0	1,523,785	0	1,523,785
U.S. Treasury Obligations	0	633,494	0	633,494
Mortgage-Backed Securities	0	228,219	13,857	242,076
Asset-Backed Securities	0	66,604	0	66,604
Convertible Preferred Securities
Banking & Finance	0	20,580	0	20,580
Preferred Securities
Banking & Finance	0	4,994	11,512	16,506
Utilities	53,620	0	0	53,620
Short-Term Instruments
Commercial Paper	0	3,995	0	3,995
Repurchase Agreements	0	133,072	0	133,072
U.S. Treasury Bills	0	250	0	250
Central Funds Used for Cash Management Purposes	95,695	0	0	95,695
	$149,315	$3,462,152	$35,293	$3,646,760

Short Sales, at value	$0	$(37,042)	$0	$(37,042)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,666	0	3,666
Interest Rate Contracts	812	4,097	0	4,909
	$812	$7,763	$0	$8,575

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(531)	0	(531)
Interest Rate Contracts	(320)	(225)	(80)	(625)

	$(320)	$(756)	$(80)	$(1,156)

Totals	$149,807	$3,432,117	$35,213	$3,617,137

(ii) There were assets and liabilities valued at $20,580 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,175	$0	$(91)	$(3)	$(1)	$844	$0	$0	$9,924	$840
U.S. Government Agencies	46,812	(46,831)	0	0	0	19	0	0	0	0
Mortgage-Backed Securities	12,004	0	0	2	0	(19)	1,870	0	13,857	(19)
Preferred Securities
Banking & Finance	11,739	0	0	0	0	(227)	0	0	11,512	(227)

	$79,730	$(46,831)	$(91)	$(1)	$(1)	$617	$1,870	$0	$35,293	$594
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(76)	$0	$0	$0	$0	$(4)	0	$0	$(80)	$(4)

Totals	$79,654	$(46,831)	$(91)	$(1)	$(1)	$613	$1,870	$0	$35,213	$590

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,924	Third Party Vendor	Broker Quote	104.98
Mortgage-Backed Securities	1,870	Benchmark Pricing	Base Price	110.00
	11,987	Third Party Vendor	Broker Quote	101.61
Preferred Securities
Banking & Finance	11,512	Benchmark Pricing	Base Price	$ 7,393.89
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(80)	Indicative Market Quotations	Broker Quote	0.19 - 0.24

Total	$35,213

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$7,900	$7,868

Total Bank Loan Obligations (Cost $7,871)			7,868

CORPORATE BONDS & NOTES 21.6%
BANKING & FINANCE 17.0%
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.407% due 01/31/2013 (c)		700	701
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,050
Ally Financial, Inc.
3.709% due 06/20/2014		800	822
4.500% due 02/11/2014		3,300	3,403
7.500% due 12/31/2013		3,100	3,282
7.500% due 09/15/2020		20	24
8.300% due 02/12/2015		31,200	34,827
American Express Bank FSB
5.500% due 04/16/2013		300	304
6.000% due 09/13/2017		3,700	4,469
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,314
American International Group, Inc.
4.875% due 09/15/2016		140	157
5.050% due 10/01/2015		400	442
5.850% due 01/16/2018		10,400	12,318
8.000% due 05/22/2068	EUR	5,500	8,416
8.250% due 08/15/2018		$6,600	8,689
Australia & New Zealand Banking Group Ltd.
1.162% due 05/08/2013		10,400	10,409
2.400% due 11/23/2016		2,800	2,947
Banco do Brasil S.A.
3.058% due 07/02/2014		3,100	3,132
3.875% due 10/10/2022		7,800	7,878
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	626
4.500% due 04/06/2015		500	520
4.625% due 02/13/2017		2,200	2,338
Bank of America Corp.
0.640% due 08/15/2016		1,400	1,306
6.500% due 08/01/2016		17,500	20,219
Bank of America N.A.
0.588% due 06/15/2016		2,400	2,293
6.000% due 10/15/2036		9,100	11,159
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,129
Bank of Montreal
1.950% due 01/30/2018		700	730
2.850% due 06/09/2015		2,000	2,114
Bank of Nova Scotia
1.650% due 10/29/2015		2,200	2,265
1.950% due 01/30/2017		2,000	2,085
BBVA Bancomer S.A.
4.500% due 03/10/2016		1,300	1,388
6.500% due 03/10/2021		2,600	2,899
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,900	10,696
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	87
BNP Paribas S.A.
0.751% due 04/08/2013		4,000	4,001
5.186% due 06/29/2015 (c)		1,900	1,843
BPCE S.A.
2.375% due 10/04/2013		900	910
CIT Group, Inc.
4.250% due 08/15/2017		145	150
5.250% due 04/01/2014		9,000	9,360
Citigroup, Inc.
0.581% due 06/09/2016		5,500	5,202
1.790% due 01/13/2014		3,600	3,634
4.750% due 02/10/2019	EUR	2,575	3,301
4.875% due 05/07/2015		$3,200	3,404
5.000% due 09/15/2014		335	353
5.365% due 03/06/2036 (m)	CAD	8,100	7,900
5.500% due 04/11/2013		$12,700	12,832
5.850% due 07/02/2013		700	718

6.125% due 05/15/2018		21	25
6.125% due 08/25/2036		1,700	1,854
8.125% due 07/15/2039		8,600	12,886
Commonwealth Bank of Australia
1.108% due 09/18/2015		400	403
Countrywide Financial Corp.
6.250% due 05/15/2016		445	489
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		12,000	12,780
Credit Suisse
2.200% due 01/14/2014		1,900	1,929
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		2,500	2,852
Deutsche Bank AG
4.875% due 05/20/2013		590	600
Deutsche Bank Capital Trust
4.901% due 06/30/2015 (c)		10,600	8,268
Dexia Credit Local S.A.
0.711% due 03/05/2013		22,500	22,468
0.793% due 04/29/2014		10,400	10,267
Export-Import Bank of Korea
4.000% due 01/29/2021		9,500	10,252
5.875% due 01/14/2015		14,500	15,910
Fifth Third Bancorp
0.729% due 12/20/2016		1,200	1,156
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	559
8.000% due 12/15/2016		3,500	4,234
8.125% due 01/15/2020		105	135
8.700% due 10/01/2014		2,500	2,812
12.000% due 05/15/2015		7,600	9,386
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	8,500	11,213
6.875% due 01/10/2039		$13,500	18,366
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		790	807
GSPA Monetization Trust
6.422% due 10/09/2029		19,486	20,457
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,021
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		25,000	34,312
HSBC Finance Corp.
0.468% due 04/05/2013	EUR	3,500	4,621
HSBC Holdings PLC
5.100% due 04/05/2021		$150	177
6.500% due 05/02/2036		3,800	4,751
6.500% due 09/15/2037		15,100	18,863
ING Bank NV
2.000% due 10/18/2013		1,200	1,205
2.650% due 01/14/2013		500	500
International Lease Finance Corp.
5.625% due 09/20/2013		3,000	3,086
5.750% due 05/15/2016		140	148
6.750% due 09/01/2016		2,000	2,255
Intesa Sanpaolo SpA
2.712% due 02/24/2014		4,700	4,696
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,100	1,256
John Deere Capital Corp.
4.500% due 04/03/2013		555	561
JPMorgan Chase & Co.
0.434% due 09/26/2013	EUR	200	264
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$6,500	7,700
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,982
Korea Finance Corp.
3.250% due 09/20/2016		800	843
LBG Capital PLC
7.869% due 08/25/2020	GBP	500	868
Lloyds TSB Bank PLC
9.875% due 12/16/2021		$2,473	2,952
Macquarie Bank Ltd.
6.625% due 04/07/2021		9,700	10,729
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,842
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	8,400	10,979
6.150% due 04/25/2013		$155	158
6.400% due 08/28/2017		4,000	4,701
6.500% due 07/15/2018		200	233
6.875% due 04/25/2018		1,970	2,377
Morgan Stanley
1.293% due 04/29/2013		2,900	2,907
4.750% due 04/01/2014		195	202

6.250% due 08/28/2017		1,300	1,489
National Australia Bank Ltd.
1.067% due 04/11/2014		9,500	9,562
1.263% due 07/25/2014		1,800	1,821
5.350% due 06/12/2013		3,100	3,170
National Bank of Canada
2.200% due 10/19/2016		1,900	2,001
Nationwide Building Society
6.250% due 02/25/2020		4,300	5,082
Nordea Bank AB
2.125% due 01/14/2014		900	909
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,117
Progressive Corp.
6.700% due 06/15/2067		4,000	4,340
ProLogis LP
7.375% due 10/30/2019		100	124
Prudential Holdings LLC
8.695% due 12/18/2023		265	347
Rabobank Group
6.875% due 03/19/2020	EUR	22,700	33,462
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		$800	862
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		170	174
5.000% due 11/12/2013		1,990	2,045
6.400% due 10/21/2019		140	166
6.990% due 10/05/2017 (c)		4,400	4,202
7.640% due 09/29/2017 (c)		11,100	10,101
Royal Bank of Scotland PLC
1.120% due 10/14/2016		700	641
Santander Holdings USA, Inc.
3.000% due 09/24/2015		125	127
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		2,000	2,004
SLM Corp.
0.513% due 06/17/2013	EUR	3,750	4,906
5.000% due 10/01/2013		$410	422
5.375% due 01/15/2013		3,000	3,007
6.250% due 01/25/2016		500	546
8.000% due 03/25/2020		4,400	5,049
Societe Generale S.A.
5.922% due 04/05/2017 (c)		700	647
Springleaf Finance Corp.
6.900% due 12/15/2017		4,300	3,870
State Bank of India
4.500% due 07/27/2015		2,600	2,729
State Street Capital Trust
1.308% due 06/01/2077		600	469
Temasek Financial Ltd.
4.300% due 10/25/2019		2,300	2,650
UBS AG
1.313% due 01/28/2014		1,300	1,308
5.875% due 12/20/2017		2,500	2,978
USB Capital
3.500% due 01/31/2013 (c)		3,800	3,440
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,835
Wachovia Capital Trust
5.570% due 01/31/2013 (c)		25,000	24,969
Westpac Banking Corp.
1.041% due 03/31/2014		6,000	6,040
3.585% due 08/14/2014		2,300	2,412
Weyerhaeuser Co.
6.875% due 12/15/2033		5,000	5,976
7.375% due 03/15/2032		4,200	5,296
XL Group PLC
6.500% due 04/15/2017 (c)		220	207

			694,845

INDUSTRIALS 2.7%
Anglo American Capital PLC
2.150% due 09/27/2013		100	101
Chesapeake Energy Corp.
6.775% due 03/15/2019		20	20
Cliffs Natural Resources, Inc.
5.900% due 03/15/2020		230	245
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	137
Commercial Metals Co.
7.350% due 08/15/2018		60	65
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		1,433	1,455

CSN Resources S.A.
6.500% due 07/21/2020		6,000	6,540
Darling International, Inc.
8.500% due 12/15/2018		15	17
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		600	692
Ford Motor Co.
7.450% due 07/16/2031		70	89
9.215% due 09/15/2021		35	45
GCI, Inc.
8.625% due 11/15/2019		15	16
General Mills, Inc.
5.250% due 08/15/2013		120	124
Hewlett-Packard Co.
4.500% due 03/01/2013		135	136
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		20	22
International Business Machines Corp.
5.700% due 09/14/2017		10,900	13,173
Kraft Foods Group, Inc.
6.125% due 08/23/2018		2,219	2,721
Mondelez International, Inc.
2.625% due 05/08/2013		2,035	2,048
6.125% due 02/01/2018		781	951
6.875% due 02/01/2038		1,300	1,799
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,036
Pearson Dollar Finance PLC
5.500% due 05/06/2013		6,000	6,091
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	598
7.500% due 12/18/2013	GBP	200	344
PepsiCo, Inc.
4.650% due 02/15/2013		$165	166
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	9,114
7.875% due 03/15/2019		14,120	17,695
President and Fellows of Harvard College
6.500% due 01/15/2039		21,000	30,887
Rohm & Haas Co.
6.000% due 09/15/2017		2,000	2,371
SM Energy Co.
6.625% due 02/15/2019		15	16
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		500	556
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028		8,400	11,497
Vale Overseas Ltd.
4.625% due 09/15/2020		1,300	1,410
6.875% due 11/21/2036		700	869
Whiting Petroleum Corp.
6.500% due 10/01/2018		20	22

			113,068

UTILITIES 1.9%
AES Corp.
8.000% due 10/15/2017		30	35
Alltel Corp.
6.500% due 11/01/2013		145	152
AT&T, Inc.
6.300% due 01/15/2038		1,900	2,438
BellSouth Corp.
4.020% due 04/26/2021		20,000	20,208
CMS Energy Corp.
6.250% due 02/01/2020		70	82
6.875% due 12/15/2015		250	284
Dominion Resources, Inc.
5.000% due 03/15/2013		36	36
Enel Finance International NV
6.800% due 09/15/2037		4,300	4,495
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,074
6.212% due 11/22/2016		700	786
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		256	289
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		800	813
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	439
10.500% due 03/25/2014		700	768
Georgia Power Co.
0.628% due 03/15/2013		700	700
NV Energy, Inc.
6.250% due 11/15/2020		235	277

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		950	1,071
Petroleos Mexicanos
8.000% due 05/03/2019		20,100	26,381
Puget Energy, Inc.
6.000% due 09/01/2021		280	309
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	210
4.750% due 02/16/2021		200	227
5.000% due 10/19/2025		4,300	4,891
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		7,800	9,691
Southern California Edison Co.
5.625% due 02/01/2036		180	228
Telecom Italia Capital S.A.
5.250% due 10/01/2015		100	107
6.999% due 06/04/2018		85	98
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	45
1.850% due 07/28/2014		19,000	216

			76,350

Total Corporate Bonds & Notes (Cost $795,189)			884,263

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		$1,000	1,268
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,584
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,180
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	2,088
7.550% due 04/01/2039		1,500	2,164
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		6,700	9,686
7.950% due 03/01/2036		9,200	11,442
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		1,500	1,519
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	2,013
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	133
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		2,500	3,340
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,176
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,183
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	231
7.021% due 08/01/2040		300	347
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040		4,400	6,012
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		400	402

			45,768

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031		2,000	2,287

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		1,000	1,188

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,100	1,245
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036		6,300	7,231

			8,476

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		2,100	2,508

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,600	3,725

NEW YORK 1.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,117
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,100	1,480
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,132
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,257
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	11,385
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	20,000	23,891
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	20,778
5.000% due 03/15/2041	4,500	5,143
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	2,800	3,386

		73,569

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	1,100	1,320

TEXAS 0.7%
Lower Colorado River Authority, Texas Revenue Bonds, Series 2011
5.000% due 05/15/2041	20,100	22,641
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	4,315
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,707

		28,663

Total Municipal Bonds & Notes (Cost $149,974)		167,504

U.S. GOVERNMENT AGENCIES 38.7%
Fannie Mae
0.270% due 07/25/2037	1,412	1,358
0.460% due 05/25/2037	247	247
0.520% due 04/25/2037	1,681	1,690
0.570% due 03/25/2037	375	378
0.660% due 09/25/2035	3,422	3,455
0.810% due 05/25/2040	4,497	4,532
0.875% due 08/28/2017	3,000	3,012
1.110% due 07/25/2039	627	634
1.125% due 04/27/2017	4,200	4,281
1.250% due 01/30/2017	1,600	1,642
1.360% due 07/01/2044	249	253
2.135% due 08/01/2035	1,882	1,978
2.239% due 01/01/2035	388	410
2.249% due 03/01/2033	25	27
2.310% due 08/01/2022	200	204
2.500% due 06/01/2027 - 01/01/2028	48,071	50,323
2.551% due 08/01/2035	753	800
2.563% due 07/01/2035	1,885	2,001
2.681% due 09/01/2034	247	263
2.713% due 05/25/2035	258	274
2.761% due 07/01/2034	17	18
2.870% due 09/01/2027	3,400	3,356
3.000% due 12/01/2026 - 01/01/2043	134,002	140,694
3.334% due 01/25/2019	2,500	2,655
3.500% due 10/01/2025 - 01/01/2043	149,839	159,833
3.927% due 04/01/2038	375	399
4.000% due 01/01/2028 - 02/01/2043	262,723	281,889
4.500% due 05/01/2019 - 01/01/2043	418,805	453,842
4.776% due 09/01/2035	191	205
4.805% due 04/01/2038	130	139
4.845% due 04/01/2038	238	255
5.000% due 05/11/2017 - 02/01/2041	10,474	11,470
5.375% due 06/12/2017	700	843
5.500% due 12/01/2018 - 02/01/2043	111,083	121,409
5.815% due 02/01/2031	2	2
5.851% due 09/01/2037	115	125
6.000% due 10/01/2016 - 01/01/2043	40,198	44,019
6.500% due 04/01/2013 - 06/25/2044	312	351
7.000% due 03/01/2013 - 10/01/2031	14	16
7.500% due 09/01/2015 - 02/01/2027	168	199

Freddie Mac
0.359% due 07/15/2019 - 08/15/2019		3,613	3,617
0.919% due 10/15/2037		69	70
1.000% due 03/08/2017 - 09/29/2017		36,000	36,461
1.250% due 05/12/2017 - 10/02/2019		5,100	5,134
1.360% due 02/25/2045		237	229
1.750% due 05/30/2019		1,000	1,036
2.375% due 01/13/2022		2,000	2,091
2.384% due 12/01/2022		27	29
2.533% due 07/01/2030		12	12
2.908% due 04/01/2033		4	5
3.135% due 08/15/2032		342	357
3.500% due 10/01/2025 - 11/01/2025		276	294
3.750% due 03/27/2019		800	926
4.000% due 08/01/2030 - 01/01/2043		57,737	61,759
4.500% due 02/01/2029 - 01/01/2043		110,792	119,850
4.940% due 04/01/2038		408	437
5.000% due 10/01/2039		85	96
5.500% due 06/01/2019 - 01/01/2039		4,397	4,752
6.000% due 02/01/2016 - 01/01/2043		14,554	15,829
6.500% due 05/01/2016 - 05/15/2032		11,169	12,558
7.000% due 02/15/2027 - 07/01/2029		881	1,020
7.500% due 09/01/2025		6	7
Ginnie Mae
0.809% due 02/16/2030		66	67
1.625% due 01/20/2024 - 02/20/2032		961	998
1.750% due 06/20/2022 - 08/20/2027		296	309
4.000% due 09/20/2040		127	141
6.000% due 04/15/2037		82	93
7.000% due 08/15/2031 - 02/20/2032		19	24
Small Business Administration
4.430% due 05/01/2029		10,205	11,353
5.130% due 09/01/2023		373	414
5.520% due 06/01/2024		2,349	2,666

Total U.S. Government Agencies (Cost $1,559,446)			1,582,115

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
2.750% due 11/15/2042		24,700	23,723
3.125% due 11/15/2041 (h)(i)(j)		14,700	15,332
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (j)		7,027	7,527
0.125% due 01/15/2022		5,519	5,994
0.125% due 07/15/2022		33,396	36,237
0.625% due 07/15/2021 (h)(i)(j)		141,530	160,879
0.750% due 02/15/2042		8,599	9,431
1.125% due 01/15/2021		16,708	19,629
1.250% due 07/15/2020		9,546	11,327
1.375% due 07/15/2018		644	750
1.375% due 01/15/2020		19,682	23,339
1.625% due 01/15/2018		662	769
2.125% due 01/15/2019		646	785
2.375% due 01/15/2025		736	994
2.500% due 01/15/2029		52,900	75,433
3.625% due 04/15/2028		1,144	1,816
3.875% due 04/15/2029		7,458	12,365
U.S. Treasury Notes
0.250% due 02/28/2014		2,210	2,212
0.375% due 11/15/2015		152,800	152,955
0.625% due 11/30/2017 (j)		6,300	6,277
0.750% due 12/31/2017		12,600	12,618
0.875% due 07/31/2019		100	99
1.000% due 06/30/2019 (i)(j)		30,500	30,390
1.000% due 08/31/2019		26,300	26,130
1.000% due 09/30/2019		9,600	9,527
1.000% due 11/30/2019		29,900	29,587
1.125% due 05/31/2019		16,700	16,795
1.125% due 12/31/2019		11,500	11,459
1.250% due 10/31/2019		26,600	26,802
1.625% due 08/15/2022		53,945	53,540
1.625% due 11/15/2022 (f)		175,100	172,993
3.375% due 11/15/2019		1,700	1,953

Total U.S. Treasury Obligations (Cost $939,902)			959,667

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
3.109% due 11/25/2035		9,320	9,185
American Home Mortgage Investment Trust
2.526% due 02/25/2045		923	898
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	72	95
1.591% due 05/16/2047		4,900	6,602

Banc of America Commercial Mortgage Trust
5.625% due 04/10/2049		$230	270
Banc of America Funding Corp.
2.619% due 05/25/2035		1,180	1,229
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		915	916
BCAP LLC Trust
5.430% due 03/26/2037		600	498
BCRR Trust
5.858% due 07/17/2040		1,450	1,705
Bear Stearns Adjustable Rate Mortgage Trust
2.959% due 02/25/2033		53	48
3.120% due 01/25/2034		957	964
3.831% due 02/25/2033		26	26
Bear Stearns Alt-A Trust
2.960% due 05/25/2035		2,232	2,049
3.001% due 09/25/2035		1,059	837
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,137
5.405% due 12/11/2040		140	156
5.471% due 01/12/2045		2,800	3,270
5.715% due 06/11/2040		230	273
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		4,699	3,107
2.829% due 12/26/2046		1,313	751
Chase Mortgage Finance Corp.
4.750% due 12/25/2018		2,769	2,855
Citigroup Commercial Mortgage Trust
6.060% due 12/10/2049		160	194
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		477	460
2.901% due 03/25/2034		61	61
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		215	248
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		347	296
Commercial Mortgage Loan Trust
6.006% due 12/10/2049		115	138
Countrywide Alternative Loan Trust
0.380% due 05/25/2047		1,768	1,259
0.390% due 05/25/2047		1,922	1,364
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		646	558
2.803% due 02/20/2035		2,930	2,750
2.934% due 11/25/2034		1,706	1,562
Credit Suisse Mortgage Pass-Through Certificates
5.676% due 03/15/2039		1,400	1,584
Eclipse Ltd.
0.698% due 01/25/2020	GBP	8,252	12,695
European Loan Conduit
0.342% due 05/15/2019	EUR	208	259
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		$2,006	2,075
Granite Master Issuer PLC
0.391% due 12/20/2054		14,979	14,732
0.411% due 12/20/2054		694	682
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033		1,053	1,045
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	536
5.444% due 03/10/2039		3,000	3,467
GS Mortgage Securities Corp.
5.396% due 08/10/2038		40	42
5.553% due 04/10/2038		140	158
GSR Mortgage Loan Trust
5.127% due 11/25/2035		1,551	1,538
Harborview Mortgage Loan Trust
3.075% due 07/19/2035		1,609	1,313
Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	2,600	3,468
HSI Asset Loan Obligation Trust
2.953% due 09/25/2037 ^		$7,979	5,964
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		10	9
Indymac Index Mortgage Loan Trust
0.350% due 04/25/2037		13,942	12,381
2.515% due 01/25/2036		2,224	1,641
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019		2,147	2,092
4.070% due 11/15/2043		1,200	1,358
5.336% due 05/15/2047		3,600	4,133
5.420% due 01/15/2049		120	139
5.440% due 06/12/2047		2,225	2,568
5.648% due 03/18/2051		1,800	1,981
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,100	2,424

5.858% due 07/15/2040		90	108
MASTR Alternative Loans Trust
5.000% due 11/25/2018		3,749	3,807
MASTR Asset Securitization Trust
4.500% due 11/25/2018		2,325	2,377
Mellon Residential Funding Corp.
0.689% due 06/15/2030		1,261	1,251
Merrill Lynch Floating Trust
0.751% due 07/09/2021		4,988	4,969
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		240	225
1.214% due 10/25/2035		311	307
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		1,197	1,045
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	690
5.485% due 03/12/2051		3,000	3,480
Morgan Stanley Capital Trust
4.970% due 12/15/2041		629	647
5.809% due 12/12/2049		10,600	12,625
5.882% due 06/11/2049		10,400	12,303
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045 (f)		2,500	2,808
5.789% due 08/12/2045		1,300	1,526
Prime Mortgage Trust
0.610% due 02/25/2019		9	9
0.610% due 02/25/2034		188	178
Residential Accredit Loans, Inc. Trust
3.820% due 12/25/2035		377	268
Structured Adjustable Rate Mortgage Loan Trust
5.293% due 07/25/2035		398	363
5.487% due 07/25/2036 ^		163	150
5.612% due 11/25/2036		31	23
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037		2,868	1,941
0.460% due 07/19/2035		2,368	2,349
Structured Asset Securities Corp.
2.584% due 02/25/2032		19	20
2.859% due 10/28/2035		730	675
Thornburg Mortgage Securities Trust
5.656% due 10/25/2046		5,559	5,577
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		180	207
5.342% due 12/15/2043		4,000	4,604
5.921% due 02/15/2051		115	136
WaMu Mortgage Pass-Through Certificates
0.500% due 10/25/2045		519	496
1.365% due 11/25/2042		205	197
2.472% due 10/25/2035		10,300	9,791
2.752% due 03/25/2037		4,818	4,290
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 06/25/2035		9,975	10,161
2.627% due 03/25/2036		2,332	2,295
6.000% due 04/25/2037		238	226
6.000% due 08/25/2037		967	979

Total Mortgage-Backed Securities (Cost $194,459)			217,148

ASSET-BACKED SECURITIES 1.0%
ACA CLO Ltd.
0.565% due 07/25/2018		1,794	1,763
American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018		7,321	7,262
Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034		778	747
AUTO ABS SRL
0.343% due 10/25/2020	EUR	207	273
Bank of America Auto Trust
2.670% due 12/15/2016		$161	163
Bear Stearns Asset-Backed Securities Trust
0.270% due 01/25/2037		607	592
0.370% due 08/25/2036		1,213	811
Carrington Mortgage Loan Trust
0.530% due 10/25/2035		244	242
Concord Real Estate CDO Ltd.
0.490% due 12/25/2046		9,585	8,997
Countrywide Asset-Backed Certificates
0.470% due 05/25/2036		1,923	1,865
0.690% due 12/25/2031		227	144
Fremont Home Loan Trust
0.270% due 01/25/2037		66	30
GSAMP Trust
0.280% due 12/25/2036		470	227
Gulf Stream Sextant CLO Ltd.
0.542% due 08/21/2020		7,475	7,388

HSBC Home Equity Loan Trust
0.501% due 01/20/2034		2,091	2,028
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036		343	123
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		97	87
Morgan Stanley Mortgage Loan Trust
0.570% due 04/25/2037		579	274
Penta CLO S.A.
0.564% due 06/04/2024	EUR	968	1,202
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		$2,241	2,239
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^		783	229
SLM Student Loan Trust
2.859% due 12/16/2019		1,000	1,026
Wood Street CLO BV
0.602% due 11/22/2021	EUR	3,524	4,551

Total Asset-Backed Securities (Cost $42,003)			42,263

SOVEREIGN ISSUES 11.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,000	1,426
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	7,513	3,873
10.000% due 01/01/2021		43	22
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	2,362	2,965
2.250% due 11/01/2013		1,600	2,127
2.500% due 03/01/2015		54,800	72,884
3.000% due 04/01/2014		2,700	3,621
3.000% due 04/15/2015		300	403
3.500% due 06/01/2014		3,800	5,136
3.500% due 11/01/2017		2,100	2,801
3.750% due 08/01/2015		22,000	30,058
3.750% due 04/15/2016		8,100	11,109
3.750% due 08/01/2016		300	411
4.000% due 02/01/2017		1,000	1,375
4.250% due 07/01/2014		3,500	4,786
4.250% due 08/01/2014		8,300	11,372
4.250% due 02/01/2015		3,300	4,550
4.500% due 07/15/2015		47,400	65,793
4.500% due 08/01/2018		500	695
4.750% due 09/15/2016		3,000	4,238
4.750% due 05/01/2017		11,100	15,649
4.750% due 06/01/2017		3,300	4,642
6.000% due 11/15/2014		4,300	6,098
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,083
Mexico Government International Bond
6.000% due 06/18/2015	MXN	240,700	19,174
6.250% due 06/16/2016		70,400	5,678
8.000% due 06/11/2020		65,800	5,999
10.000% due 12/05/2024		7,500	813
Panama Government International Bond
7.250% due 03/15/2015		$900	1,012
Province of British Columbia
4.300% due 06/18/2042	CAD	1,200	1,432
Province of Ontario
1.100% due 10/25/2017		$2,900	2,905
1.650% due 09/27/2019		9,700	9,701
2.850% due 06/02/2023	CAD	1,800	1,808
3.000% due 07/16/2018		$1,200	1,309
3.150% due 06/02/2022	CAD	58,000	60,361
4.000% due 10/07/2019		$6,400	7,351
4.000% due 06/02/2021	CAD	16,800	18,698
4.200% due 03/08/2018		300	335
4.200% due 06/02/2020		9,400	10,596
4.300% due 03/08/2017		2,800	3,099
4.400% due 06/02/2019		2,400	2,724
4.600% due 06/02/2039		1,700	2,051
5.500% due 06/02/2018		700	827
Province of Quebec
2.750% due 08/25/2021		$1,500	1,568
3.000% due 09/01/2023	CAD	1,100	1,108
3.500% due 07/29/2020		$1,000	1,112
3.500% due 12/01/2022	CAD	26,700	28,286
4.250% due 12/01/2021		11,200	12,601
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		1,600	1,801
4.500% due 12/01/2018		2,800	3,179
4.500% due 12/01/2019		200	228
4.500% due 12/01/2020		1,600	1,831

Russia Government International Bond
3.250% due 04/04/2017		$1,400	1,491
Spain Government International Bond
3.000% due 04/30/2015	EUR	1,000	1,320
3.150% due 01/31/2016		1,000	1,311
3.300% due 10/31/2014		600	798
3.750% due 10/31/2015		5,700	7,582
4.000% due 07/30/2015		1,300	1,754
4.250% due 10/31/2016		400	538
4.400% due 01/31/2015		2,300	3,132
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		$1,100	1,226

Total Sovereign Issues (Cost $467,312)			483,967

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Ally Financial, Inc.
7.000% due 01/30/2013 (c)		2,500	2,455
DG Funding Trust
2.829% due 01/30/2013 (c)		1,065	7,819
Farm Credit Bank
10.000% due 12/15/2020 (c)		2,000	2,497
Union Planters Preferred Funding Corp.
7.750% due 07/15/2023 (c)		157	15,749

			28,520

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	157

Total Preferred Securities (Cost $31,255)			28,677

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.3%
CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$28,000	28,030
Banco Bradesco S.A.
1.955% due 01/24/2013		2,400	2,402
Dexia Credit Local S.A.
1.500% due 09/27/2013		5,600	5,599
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,900	10,771
0.000% due 11/01/2013		7,300	7,265

			54,067

COMMERCIAL PAPER 0.8%
Ford Motor Credit Co. LLC
0.960% due 03/05/2013		5,100	5,091
1.017% due 02/15/2013		5,300	5,294
1.040% due 05/20/2013		8,400	8,367
Santander S.A.
2.200% due 04/02/2013		2,800	2,792
3.100% due 10/01/2013		11,200	11,035

			32,579

REPURCHASE AGREEMENTS 4.3%
JPMorgan Securities, Inc.
0.250% due 01/02/2013		174,200	174,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $177,888. Repurchase proceeds are $174,202.)

State Street Bank and Trust Co.
0.010% due 01/02/2013		1,280	1,280
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $1,310. Repurchase proceeds are $1,280.)

			175,480

JAPAN TREASURY BILLS 1.3%
0.100% due 02/12/2013	JPY	4,560,000	52,629

MEXICO TREASURY BILLS 0.6%
4.341% due 02/07/2013 - 04/04/2013 (a)	MXN	310,100	23,797

SPAIN TREASURY BILLS 0.0%
2.670% due 09/20/2013 (a)	EUR	600	781

U.S. TREASURY BILLS 0.1%
0.147% due 05/23/2013 - 12/12/2013 (a)(g)(j)		$1,810	1,808

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 1.9%
PIMCO Short-Term Floating NAV Portfolio		832	8
PIMCO Short-Term Floating NAV Portfolio III		7,742,192	77,383

			77,391

Total Short-Term Instruments (Cost $422,444)			418,532

Total Investments 117.1% (Cost $4,609,855)			$4,792,004
Written Options (l) (0.0%) (Premiums $3,580)			(337)
Other Assets and Liabilities (Net) (17.1%)			(697,975)

Net Assets 100.0%			$4,093,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $55,667 at a weighted average interest rate of (0.059%).

(f)	Securities with an aggregate market value of $175,802 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	11/15/2012	11/15/2014	$2,757	$(2,753)
JPS	(0.220%)	12/31/2012	01/02/2013	174,225	(174,223)

					$(176,976)

(g)	Securities with an aggregate market value of $449 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $2,310 and cash of $68 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	53	$44
90-Day Euribor June Futures	Long	06/2015	14	0
90-Day Euribor March Futures	Long	03/2015	17	2
90-Day Eurodollar December Futures	Long	12/2015	1,340	45
90-Day Eurodollar June Futures	Long	06/2015	1,940	843
90-Day Eurodollar June Futures	Long	06/2016	27	0
90-Day Eurodollar March Futures	Long	03/2016	418	15
90-Day Eurodollar September Futures	Long	09/2015	355	140
90-Day Eurodollar September Futures	Long	09/2016	18	0
Euro-Bund 10-Year Bond March Futures	Short	03/2013	52	(61)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	45	0

				$1,028

(i)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $19,975 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$11,904	$(349)	$(723)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	26,631	(489)	(955)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	1,000	(6)	(2)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	195,500	(1,384)	(2,383)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	359,600	(921)	(272)

				$(3,149)	$(4,335)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$411,500	$3,127	$471
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	31,200	170	(441)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	100,400	6,150	4,212

					$9,447	$4,242

(j)	Securities with an aggregate market value of $7,534 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2014	0.781%		$18,200	$1,161	$678	$483
Ally Financial, Inc.	DUB	5.000%	03/20/2017	2.178%		5,000	568	(313)	881
American International Group, Inc.	DUB	1.000%	12/20/2020	1.516%		15,700	(567)	(3,446)	2,879
American International Group, Inc.	UAG	1.000%	12/20/2020	1.516%		600	(21)	(132)	111
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.671%		2,500	19	(44)	63
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.383%		4,300	(111)	(180)	69
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.349%		1,900	3	0	3
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.671%		1,200	9	(21)	30
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.425%		5,800	(180)	(233)	53
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.671%		1,200	9	(22)	31
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.715%		3,100	29	(21)	50
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.819%		2,000	14	(19)	33
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.648%		1,000	10	(16)	26
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.771%		56,000	462	(117)	579
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.771%		32,500	268	(63)	331
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.604%		7,100	72	(107)	179
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.604%		3,200	32	(87)	119
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		1,600	16	(16)	32
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		2,000	20	(21)	41
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.819%		1,400	9	(9)	18
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.648%		500	5	(5)	10
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.031%		535	(1)	(21)	20
China Development Bank Corp.	CBK	1.000%	06/20/2017	0.813%		100	1	(5)	6
China Government International Bond	BPS	1.000%	03/20/2016	0.327%		300	7	4	3
China Government International Bond	BRC	1.000%	03/20/2016	0.327%		18,100	397	219	178
China Government International Bond	DUB	1.000%	09/20/2016	0.417%		800	17	4	13
China Government International Bond	FBF	1.000%	03/20/2015	0.217%		5,000	89	24	65
China Government International Bond	GST	1.000%	09/20/2016	0.417%		300	7	2	5
China Government International Bond	JPM	1.000%	09/20/2016	0.417%		1,700	37	10	27
China Government International Bond	MYC	1.000%	09/20/2016	0.417%		800	17	4	13
China Government International Bond	RYL	1.000%	09/20/2016	0.417%		600	13	4	9
China Government International Bond	UAG	1.000%	09/20/2016	0.417%		100	3	1	2
Dell, Inc.	CBK	1.000%	09/20/2013	0.445%		5,800	26	31	(5)
Export-Import Bank of China	DUB	1.000%	06/20/2017	0.746%		500	6	(21)	27
France Government Bond	BOA	0.250%	03/20/2016	0.467%		1,600	(11)	(65)	54
France Government Bond	BRC	0.250%	09/20/2016	0.603%		500	(7)	(31)	24
France Government Bond	UAG	0.250%	09/20/2016	0.603%		700	(9)	(27)	18
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%		4,200	30	(83)	113
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.220%		2,000	77	0	77
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.220%		1,900	79	0	79
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.220%		1,500	71	0	71
General Electric Capital Corp.	MYC	1.000%	12/20/2015	0.770%		500	3	(10)	13
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.043%		200	0	(17)	17
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.244%		500	(6)	(50)	44
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.311%		4,600	17	(86)	103
Indonesia Government International Bond	BOA	1.000%	09/20/2016	0.867%		2,700	14	(41)	55
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.190%		4,500	(38)	(164)	126
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.620%		500	6	(11)	17
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.190%		3,100	(26)	(106)	80
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.693%		1,900	19	(43)	62
Indonesia Government International Bond	FBF	1.000%	09/20/2017	1.190%		2,600	(21)	(93)	72
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.660%		1,300	13	(21)	34
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.190%		2,200	(18)	(77)	59
Indonesia Government International Bond	MYC	1.000%	09/20/2016	0.867%		2,100	11	(31)	42
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.693%		1,900	19	(42)	61
Indonesia Government International Bond	UAG	1.000%	09/20/2016	0.867%		900	5	(14)	19
Japan Government International Bond	BOA	1.000%	12/20/2015	0.435%		300	5	5	0
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		600	10	8	2
Japan Government International Bond	BOA	1.000%	03/20/2017	0.616%		4,000	66	(29)	95
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%		600	10	9	1
Japan Government International Bond	GST	1.000%	03/20/2017	0.616%		7,600	125	(54)	179
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		1,100	20	10	10
Japan Government International Bond	MYC	1.000%	03/20/2017	0.616%		1,100	18	(8)	26
Japan Government International Bond	MYC	1.000%	06/20/2017	0.673%		22,600	333	26	307
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	0.870%		2,600	12	(55)	67
MetLife, Inc.	DUB	1.000%	03/20/2015	0.788%		11,500	58	(694)	752
MetLife, Inc.	DUB	1.000%	03/20/2016	1.125%		2,200	(8)	(46)	38
MetLife, Inc.	JPM	1.000%	09/20/2013	0.279%		690	4	(39)	43
MetLife, Inc.	JPM	1.000%	03/20/2016	1.125%		2,700	(10)	(64)	54
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.551%		300	4	(4)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.451%		2,600	33	(58)	91
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.451%		1,700	21	(39)	60
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.551%		700	8	(11)	19
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		2,600	14	(37)	51
Mexico Government International Bond	GST	1.000%	09/20/2016	0.712%		2,700	29	(13)	42
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.892%		1,000	6	(22)	28
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.620%		100	1	0	1
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.712%		5,400	60	(22)	82
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.892%		2,100	11	(30)	41
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.712%		3,500	39	(15)	54
Morgan Stanley	FBF	1.000%	06/20/2013	0.393%		15,600	51	(300)	351
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.543%		8,000	29	(14)	43
Russia Government International Bond	GST	1.000%	06/20/2017	1.165%		300	(2)	(21)	19
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.197%	EUR	11,800	24	(177)	201
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.230%		$1,000	25	19	6
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.230%		3,000	76	58	18
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.253%		1,200	32	21	11
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.253%		2,100	55	36	19

							$3,833	$(6,510)	$10,343

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BOA	(1.000%	)	12/20/2017	EUR	33,000	$344	$616	$(272)
iTraxx Europe 18 Index	GST	(1.000%	)	12/20/2017		36,000	375	663	(288)
iTraxx Europe 18 Index	MYC	(1.000%	)	12/20/2017		500	6	9	(3)

							$725	$1,288	$(563)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$1,200	$75	$119	$(44)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,061	18	0	18
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	2,218	37	0	37
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,315	6	0	6
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	2,893	7	0	7
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	1,600	(69)	(93)	24
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	2,000	(86)	(120)	34
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	10,000	(434)	(675)	241
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051	1,000	(38)	(61)	23
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051	1,000	(37)	(61)	24

					$(521)	$(891)	$370

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	GLM		$2,700	$1	$(3)	$4
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	MYC		44,000	18	(132)	150
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	72,800	81	36	45
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,100	275	95	180
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		12,400	13	2	11
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		4,700	(5)	(3)	(2)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		14,000	(13)	(9)	(4)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		26,000	20	3	17
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		94,000	70	(57)	127
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		65,000	49	(18)	67
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		43,000	33	(18)	51
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		54,000	40	(26)	66
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		11,300	40	3	37
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		300	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		13,200	(22)	(25)	3
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		24,700	(41)	(60)	19

							$559	$(212)	$771

(l)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$52,100	$258	$0
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		112,000	392	(15)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		37,800	267	(4)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		68,000	524	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		64,800	277	(57)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.700%	02/19/2013		16,800	13	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		16,800	34	(6)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		29,600	109	(26)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		18,900	178	0
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,000	39	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	02/19/2013		26,800	74	(9)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		60,900	331	(53)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		11,700	227	(4)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		19,800	100	(17)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		41,200	306	(22)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	5,600	35	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		1,600	10	0
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		$9,400	28	(21)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		11,000	83	(29)

								$3,285	$(277)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$6,500	$55	$(12)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	15,700	140	(30)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,400	83	(13)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,300	17	(5)

						$295	$(60)

(m)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$7,054	$7,900	0.19%

(n)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$7,000	$7,573	$(7,584)

(o)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	75,910		$97,917	BOA	$0	$(2,280)	$(2,280)
01/2013		48,953		63,396	BPS	0	(1,220)	(1,220)
01/2013		118		153	BRC	0	(3)	(3)
01/2013		1,700		2,107	DUB	0	(137)	(137)
01/2013		95,812		124,622	FBF	0	(1,845)	(1,845)
01/2013		16,517		20,728	UAG	0	(1,077)	(1,077)
01/2013	JPY	1,318,657		16,078	DUB	856	0	856
01/2013		93,157		1,088	HUS	13	0	13
01/2013		92,536		1,091	RYL	23	0	23
01/2013		$137,165	EUR	103,482	BOA	0	(574)	(574)
01/2013		19,176		14,789	BPS	345	0	345
01/2013		2,097		1,605	DUB	22	0	22
01/2013		2,568		1,951	MSC	7	0	7
01/2013		544		420	RBC	11	0	11
01/2013		137,529		103,483	UAG	0	(936)	(936)
02/2013	CNY	13,073		$2,071	BRC	0	(7)	(7)
02/2013		18,885		3,000	FBF	0	(2)	(2)
02/2013		52,416		8,300	UAG	0	(32)	(32)
02/2013	EUR	103,482		137,210	BOA	582	0	582
02/2013		61		81	BPS	0	0	0
02/2013		1,036		1,367	BRC	1	(2)	(1)
02/2013		6,777		8,979	HUS	32	0	32
02/2013		2,090		2,757	RBC	0	(2)	(2)
02/2013		103,483		137,571	UAG	941	0	941
02/2013	JPY	1,710,000		21,423	BOA	1,679	0	1,679
02/2013		2,130,000		26,685	CBK	2,092	0	2,092
02/2013		720,000		9,018	UAG	705	0	705
02/2013	MXN	112,559		8,590	FBF	0	(91)	(91)
02/2013		$400	BRL	821	BRC	0	(1)	(1)
02/2013		15,156		31,269	HUS	52	(1)	51
02/2013		800		1,643	MSC	0	(1)	(1)
02/2013		1,500		3,083	UAG	0	(1)	(1)
02/2013		6,986	CNY	44,374	CBK	68	0	68
02/2013		6,302		40,000	HUS	56	0	56
03/2013	CAD	3,596		$3,639	BRC	30	0	30
03/2013		116,946		118,670	DUB	1,294	0	1,294
03/2013		37,592		38,068	RBC	338	0	338
03/2013	GBP	7,988		12,793	JPM	0	(180)	(180)
03/2013	MXN	97,069		7,414	BOA	0	(42)	(42)
04/2013		96,995		7,395	BRC	0	(45)	(45)
04/2013		275,842		21,067	MSC	0	(94)	(94)
04/2013		$1,610	MXN	21,047	DUB	6	(2)	4
04/2013		8,053		105,909	HUS	85	(14)	71
04/2013		892		11,669	JPM	3	0	3
04/2013		2,591		33,727	MSC	8	(12)	(4)
04/2013		2,026		26,333	UAG	0	(6)	(6)
06/2013	EUR	1,278		$1,683	BPS	0	(7)	(7)
08/2013		2,900		3,660	BPS	0	(176)	(176)
09/2013		6,700		8,418	BOA	0	(447)	(447)
09/2013		10,541		13,410	UAG	0	(536)	(536)
11/2013		20,900		26,311	BOA	0	(1,360)	(1,360)
04/2014		1,500		1,895	BPS	0	(95)	(95)
04/2014		1,200		1,521	CBK	0	(71)	(71)
06/2014		2,100		2,656	BPS	0	(133)	(133)
06/2014		1,700		2,156	FBF	0	(101)	(101)
07/2014		1,500		1,898	BPS	0	(95)	(95)
08/2014		1,200		1,519	BPS	0	(76)	(76)

						$9,249	$(11,704)	$(2,455)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$7,868	$0	$7,868
Corporate Bonds & Notes
Banking & Finance	0	671,256	23,589	694,845
Industrials	0	111,613	1,455	113,068
Utilities	0	76,350	0	76,350
Municipal Bonds & Notes
California	0	45,768	0	45,768
Florida	0	2,287	0	2,287
Georgia	0	1,188	0	1,188
Illinois	0	8,476	0	8,476
Nebraska	0	2,508	0	2,508
Nevada	0	3,725	0	3,725
New York	0	73,569	0	73,569
Pennsylvania	0	1,320	0	1,320
Texas	0	28,663	0	28,663
U.S. Government Agencies	0	1,582,115	0	1,582,115
U.S. Treasury Obligations	0	959,667	0	959,667
Mortgage-Backed Securities	0	214,669	2,479	217,148
Asset-Backed Securities	0	42,263	0	42,263
Sovereign Issues	0	483,967	0	483,967
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	20,701	7,819	28,520
Industrials	0	157	0	157
Short-Term Instruments
Certificates of Deposit	0	54,067	0	54,067
Commercial Paper	0	32,579	0	32,579
Repurchase Agreements	0	175,480	0	175,480
Japan Treasury Bills	0	52,629	0	52,629
Mexico Treasury Bills	0	23,797	0	23,797
Spain Treasury Bills	0	781	0	781
U.S. Treasury Bills	0	1,808	0	1,808
Central Funds Used for Cash Management Purposes	77,391	0	0	77,391
	$77,391	$4,679,271	$35,342	$4,792,004

Short Sales, at value	$0	$(7,584)	$0	$(7,584)

Financial Derivative Instruments - Assets
Credit Contracts	0	10,762	0	10,762
Foreign Exchange Contracts	0	9,249	0	9,249
Interest Rate Contracts	1,089	5,460	0	6,549
	$1,089	$25,471	$0	$26,560

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,947)	0	(4,947)
Foreign Exchange Contracts	0	(11,704)	0	(11,704)
Interest Rate Contracts	(61)	(724)	(60)	(845)

	$(61)	$(17,375)	$(60)	$(17,496)

Totals	$78,419	$4,679,783	$35,282	$4,793,484

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$21,989	$0	$(189)	$(24)	$(4)	$1,817	$0	$0	$23,589	$1,806
Industrials	1,433	0	0	2	0	20	0	0	1,455	20
U.S. Government Agencies	82,410	(81,954)	(497)	0	(6)	47	0	0	0	0
Mortgage-Backed Securities	452	0	0	7	0	39	1,981	0	2,479	39
Convertible Preferred Securities
Industrials	65	0	0	0	0	(65)	0	0	0	(65)
Preferred Securities
Banking & Finance	7,974	0	0	0	0	(155)	0	0	7,819	(155)

	$114,323	$(81,954)	$(686)	$(15)	$(10)	$1,703	$1,981	$0	$35,342	$1,645
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(53)	$0	$0	$0	$0	$(7)	$0	$0	$(60)	$(7)

Totals	$114,270	$(81,954)	$(686)	$(15)	$(10)	$1,696	$1,981	$0	$35,282	$1,638

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,132	Benchmark Pricing	Base Price	101.13
	20,457	Third Party Vendor	Broker Quote	104.98
Industrials	1,455	Third Party Vendor	Broker Quote	101.50
Mortgage-Backed Securities	1,981	Benchmark Pricing	Base Price	110.00
	498	Third Party Vendor	Broker Quote	83.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	7,819	Benchmark Pricing	Base Price	$ 7,393.89
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(60)	Indicative Market Quotations	Broker Quote	0.19 - 0.21

Total	$35,282

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 17.3%
BANKING & FINANCE 15.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$203
American Express Credit Corp.
5.875% due 05/02/2013		200	204
7.300% due 08/20/2013		400	417
American International Group, Inc.
5.850% due 01/16/2018		5,000	5,922
6.765% due 11/15/2017	GBP	2,411	4,633
8.000% due 05/22/2068	EUR	10,000	15,301
8.175% due 05/15/2068		$1,000	1,308
8.625% due 05/22/2068	GBP	2,350	4,670
Bank of America Corp.
0.880% due 05/23/2017	EUR	2,600	3,188
6.500% due 08/01/2016		$2,300	2,657
Bank of Montreal
1.950% due 01/30/2018		3,000	3,127
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,120
BNP Paribas S.A.
0.751% due 04/08/2013		20	20
Cantor Fitzgerald LP
7.875% due 10/15/2019		650	675
Citigroup Funding, Inc.
1.562% due 11/08/2013		3,900	3,918
Citigroup, Inc.
4.750% due 05/19/2015		12	13
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		500	533
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,500	1,532
General Electric Capital Corp.
6.875% due 01/10/2039		300	408
Goldman Sachs Group, Inc.
1.312% due 02/07/2014		5,000	5,016
HBOS PLC
1.011% due 09/06/2017		4,300	3,721
ICICI Bank Ltd.
5.750% due 11/16/2020		1,900	2,057
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,932
JPMorgan Chase & Co.
1.058% due 05/02/2014		9,700	9,770
7.900% due 04/30/2018 (d)		3,100	3,525
Korea Development Bank
4.375% due 08/10/2015		5,000	5,411
Merrill Lynch & Co., Inc.
0.456% due 01/31/2014	EUR	900	1,180
1.068% due 09/15/2026		$400	333
6.875% due 04/25/2018		3,600	4,343
Morgan Stanley
0.820% due 10/15/2015		8,100	7,854
5.375% due 10/15/2015		3,000	3,263
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	203
SLM Corp.
5.140% due 06/15/2016		10,000	10,058
6.250% due 01/25/2016		900	983
SLM Corp. CPI Linked Bond
4.116% due 11/21/2013		45	45
Wachovia Corp.
0.710% due 10/15/2016		100	98
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		9,400	10,833

			121,474

INDUSTRIALS 1.4%
Asciano Finance Ltd.
5.000% due 04/07/2018		900	973
Baidu, Inc.
2.250% due 11/28/2017		700	706
Gerdau Holdings, Inc.
7.000% due 01/20/2020		200	234
Time Warner, Inc.
6.100% due 07/15/2040		1,500	1,818

Vale Overseas Ltd.
6.875% due 11/10/2039	5,800	7,282

		11,013

UTILITIES 0.8%
CenturyLink, Inc.
6.000% due 04/01/2017	3,000	3,324
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	500	619
8.625% due 04/28/2034	1,600	2,311

		6,254

Total Corporate Bonds & Notes (Cost $121,120)		138,741

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	4,300	5,934
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	103
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	3,338

		9,375

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,100	1,343
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,000	2,670
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,314
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,209

		13,536

TEXAS 0.8%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	600	719
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	6,108

		6,827

Total Municipal Bonds & Notes (Cost $27,258)		29,738

U.S. GOVERNMENT AGENCIES 29.7%
Fannie Mae
0.760% due 06/25/2041	23	23
0.875% due 10/26/2017 - 12/20/2017	13,900	13,971
1.375% due 11/15/2016	1,000	1,031
2.310% due 08/01/2022	100	102
2.870% due 09/01/2027	100	99
2.935% due 11/01/2021	11,563	12,346
3.000% due 01/01/2028	3,000	3,167
3.500% due 10/01/2031 - 01/01/2043	124,405	131,665
4.000% due 01/01/2043	12,000	12,866
4.500% due 07/01/2029 - 01/01/2043	24,177	26,183
5.000% due 07/01/2033 - 05/01/2041	9,594	10,468
5.375% due 06/12/2017	100	120
5.500% due 11/01/2032 - 05/01/2037	1,024	1,114
Freddie Mac
0.750% due 01/12/2018	4,900	4,873
1.000% due 06/29/2017 - 09/29/2017	1,100	1,114
1.250% due 08/01/2019 - 10/02/2019	1,400	1,401
1.750% due 05/30/2019	900	932
3.750% due 03/27/2019	300	347
4.375% due 07/17/2015	13,100	14,437
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,693

Total U.S. Government Agencies (Cost $236,959)		238,952

U.S. TREASURY OBLIGATIONS 35.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	511	555
0.125% due 07/15/2022	3,822	4,148
0.750% due 02/15/2042	1,536	1,684
1.250% due 07/15/2020	3,288	3,901
1.750% due 01/15/2028 (i)	15,414	19,964
2.125% due 02/15/2040	27	39

2.375% due 01/15/2025		5,031	6,793
2.375% due 01/15/2027		6,309	8,702
2.500% due 01/15/2029		5,602	7,989
U.S. Treasury Notes
0.375% due 11/15/2015		22,100	22,123
0.750% due 10/31/2017		800	802
0.750% due 12/31/2017		2,000	2,003
0.875% due 07/31/2019 (h)(i)		30,000	29,611
1.000% due 06/30/2019		12,800	12,754
1.000% due 08/31/2019 (j)		72,400	71,931
1.000% due 09/30/2019		4,300	4,267
1.000% due 11/30/2019		39,600	39,185
1.125% due 05/31/2019 (h)(i)(j)		8,800	8,850
1.125% due 12/31/2019		1,900	1,893
1.500% due 08/31/2018		5,900	6,107
1.625% due 08/15/2022		12,400	12,307
1.625% due 11/15/2022		20,600	20,352
3.375% due 11/15/2019		400	460

Total U.S. Treasury Obligations (Cost $283,507)			286,420

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
0.460% due 10/25/2035		6,405	5,440
Banc of America Funding Corp.
2.619% due 05/25/2035		59	61
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		374	380
3.831% due 02/25/2033		7	7
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		2,400	2,678
Chase Mortgage Finance Corp.
3.003% due 02/25/2037		181	184
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.219% due 07/15/2044		2,400	2,668
Countrywide Home Loan Mortgage Pass-Through Trust
2.924% due 11/19/2033		837	841
Credit Suisse First Boston Mortgage Securities Corp.
2.470% due 09/25/2033		21	21
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		8,159	7,526
Granite Master Issuer PLC
0.310% due 12/20/2054	EUR	1,421	1,847
0.330% due 12/20/2054		1,857	2,414
0.614% due 12/20/2054	GBP	1,190	1,900
0.734% due 12/20/2054		3,139	5,014
0.814% due 12/20/2054		1,983	3,167
Granite Mortgages PLC
0.838% due 03/20/2044		991	1,589
0.838% due 06/20/2044		784	1,262
GSR Mortgage Loan Trust
2.660% due 09/25/2035		$324	326
Homebanc Mortgage Trust
0.460% due 03/25/2035		2,247	1,674
Leek Finance Ltd.
0.420% due 12/21/2038		1,145	1,168
0.570% due 09/21/2038		335	343
0.799% due 12/21/2037	GBP	227	381
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		$1,608	1,494
Morgan Stanley Capital Trust
5.208% due 11/14/2042		2,300	2,545
Prime Mortgage Trust
5.000% due 02/25/2019		13	13
UBS Commercial Mortgage Trust
0.784% due 07/15/2024		3,641	3,539
WaMu Mortgage Pass-Through Certificates
2.538% due 09/25/2046		389	339
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 06/25/2035		8,618	8,760

Total Mortgage-Backed Securities (Cost $55,388)			57,581

ASSET-BACKED SECURITIES 0.3%
Countrywide Asset-Backed Certificates
0.310% due 05/25/2047		309	303
0.390% due 06/25/2036		119	115
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		47	48
HSBC Home Equity Loan Trust
0.361% due 03/20/2036		53	52
0.481% due 01/20/2035		72	70
SLM Student Loan Trust
1.259% due 06/15/2023		1,755	1,769

SMS Student Loan Trust
0.503% due 10/28/2028		35	35
0.513% due 04/28/2029		23	22

Total Asset-Backed Securities (Cost $2,369)			2,414

SOVEREIGN ISSUES 11.4%
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		200	234
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	500	665
2.500% due 03/01/2015		6,400	8,512
3.500% due 11/01/2017		600	800
3.750% due 08/01/2015		500	683
4.000% due 02/01/2017		200	275
4.250% due 07/01/2014		100	137
4.500% due 07/15/2015		2,800	3,886
4.500% due 08/01/2018		200	278
4.750% due 09/15/2016		400	565
4.750% due 05/01/2017		12,900	18,187
4.750% due 06/01/2017		600	844
5.250% due 08/01/2017		100	144
6.000% due 11/15/2014		2,400	3,403
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		1,400	1,831
Mexico Government International Bond
2.000% due 06/09/2022 (c)	MXN	48,721	3,964
Province of British Columbia
4.300% due 06/18/2042	CAD	1,600	1,909
Province of Ontario
1.100% due 10/25/2017		$600	601
1.600% due 09/21/2016		10,100	10,430
1.650% due 09/27/2019		800	800
3.000% due 07/16/2018		200	218
3.150% due 06/02/2022	CAD	7,400	7,701
4.000% due 10/07/2019		$1,300	1,493
4.400% due 04/14/2020		1,600	1,886
Province of Quebec
2.750% due 08/25/2021		500	523
3.500% due 12/01/2022	CAD	8,400	8,899
Spain Government International Bond
3.000% due 04/30/2015	EUR	200	264
3.150% due 01/31/2016		4,600	6,029
3.300% due 10/31/2014		100	133
3.750% due 10/31/2015		2,200	2,926
4.000% due 07/30/2015		1,900	2,564
4.400% due 01/31/2015		500	681

Total Sovereign Issues (Cost $88,788)			91,465

SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 3.3%
Abbey National Treasury Services PLC
1.860% due 04/25/2013		$30	30
Banco do Brasil S.A.
2.010% due 03/26/2013		10,400	10,393
Dexia Credit Local S.A.
1.650% due 09/12/2013		1,700	1,702
1.700% due 09/06/2013		9,500	9,511
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		5,300	5,237

			26,873

COMMERCIAL PAPER 2.0%
Daimler Finance North America LLC
1.024% due 10/03/2013		2,150	2,137
1.070% due 10/08/2013		5,300	5,267
Ford Motor Credit Co. LLC
0.960% due 03/05/2013		5,600	5,590
1.017% due 02/15/2013		600	599
Santander S.A.
2.200% due 04/02/2013		500	499
3.100% due 10/01/2013		2,200	2,168

			16,260

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/02/2013		1,524	1,524

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $1,557. Repurchase proceeds are $1,524.)

JAPAN TREASURY BILLS 0.6%
0.100% due 02/12/2013	JPY	400,000	4,617

MEXICO TREASURY BILLS 2.5%
4.415% due 01/10/2013 - 03/07/2013 (b)	MXN	260,800	20,103

U.S. TREASURY BILLS 0.0%
0.145% due 12/12/2013 (g)		$260	260

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.5%
PIMCO Short-Term Floating NAV Portfolio		133	1
PIMCO Short-Term Floating NAV Portfolio III		2,014,308	20,133

			20,134

Total Short-Term Instruments (Cost $90,025)			89,771

Total Investments 116.4% (Cost $905,414)			$935,082
Other Assets and Liabilities (Net) (16.4%)			(131,642)

Net Assets 100.0%			$803,440

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $4,611 at a weighted average interest rate of 0.140%.

(g)	Securities with an aggregate market value of $260 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $374 and cash of $85 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	11	$9
90-Day Euribor June Futures	Long	06/2015	3	0
90-Day Euribor March Futures	Long	03/2015	3	0
90-Day Eurodollar December Futures	Long	12/2015	261	3
90-Day Eurodollar June Futures	Long	06/2015	377	219
90-Day Eurodollar June Futures	Long	06/2016	11	0
90-Day Eurodollar March Futures	Long	03/2016	103	2
90-Day Eurodollar September Futures	Long	09/2015	71	26
90-Day Eurodollar September Futures	Long	09/2016	8	0
Euro-Bund 10-Year Bond March Futures	Short	03/2013	7	(8)

				$251

(i)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $4,601 and cash of $8 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	$500	$(1)	$(1)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$52,500	$399	$(15)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	29,800	162	(654)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	22,400	1,372	385

					$1,933	$(284)

(j)	Securities with an aggregate market value of $1,513 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2017	0.370%	$500	$14	$8	$6
Australia Government Bond	CBK	1.000%	06/20/2017	0.370%	1,900	54	30	24
Australia Government Bond	DUB	1.000%	09/20/2016	0.289%	700	19	6	13
Australia Government Bond	GST	1.000%	09/20/2016	0.289%	900	24	8	16
Bank of America Corp.	DUB	1.000%	09/20/2014	0.465%	1,100	11	(22)	33
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	1.168%	900	(7)	(13)	6
China Government International Bond	BPS	1.000%	06/20/2017	0.537%	500	10	(4)	14
China Government International Bond	HUS	1.000%	06/20/2016	0.376%	1,000	22	(20)	42
France Government Bond	CBK	0.250%	09/20/2016	0.603%	1,400	(18)	(95)	77
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.190%	600	(5)	(22)	17
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.190%	400	(4)	(14)	10
Indonesia Government International Bond	FBF	1.000%	09/20/2017	1.190%	400	(3)	(14)	11
Italy Government International Bond	BRC	1.000%	09/20/2017	2.711%	1,000	(74)	(160)	86
Japan Government International Bond	GST	1.000%	12/20/2015	0.435%	2,300	40	(21)	61
Japan Government International Bond	GST	1.000%	09/20/2016	0.548%	900	15	(9)	24
Japan Government International Bond	UAG	1.000%	12/20/2015	0.435%	3,400	58	1	57
MetLife, Inc.	BOA	1.000%	12/20/2017	1.556%	5,500	(143)	(228)	85
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.840%	1,100	9	(11)	20
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.619%	500	6	(9)	15
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.273%	3,700	101	30	71

						$129	$(559)	$688

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 18 Index	BOA	(1.000%	)	12/20/2017	EUR	1,200	$12	$23	$(11)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-18 10-Year Index	CBK	1.000%	06/20/2022	$100	$(7)	$(8)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	1,000	$1	$0	$1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		14,000	11	(10)	21

							$12	$(10)	$22

(l)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	02/01/2043	$9,000	$9,737	$(9,751)
Fannie Mae	5.500%	01/01/2043	1,000	1,086	(1,087)

				$10,823	$(10,838)

(m)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	2,500		$3,069	UAG	$0	$(231)	$(231)
01/2013	JPY	250,986		3,060	DUB	163	0	163
01/2013		16,938		198	HUS	2	0	2
01/2013	MXN	128,683		9,885	CBK	0	(46)	(46)
01/2013		61,231		4,708	UAG	0	(27)	(27)
02/2013	EUR	800		1,025	BPS	0	(32)	(32)
02/2013		1,200		1,511	UAG	0	(74)	(74)
02/2013	JPY	150,000		1,879	BOA	147	0	147
02/2013		190,000		2,380	CBK	187	0	187
02/2013		60,000		752	UAG	59	0	59
02/2013	MXN	22,018		1,680	FBF	0	(18)	(18)
02/2013		$150	BRL	308	BRC	0	0	0
02/2013		3,075		6,346	HUS	12	0	12
02/2013		1,050		2,158	UAG	0	0	0
03/2013	CAD	178		$180	BRC	1	0	1
03/2013		18,185		18,405	CBK	154	0	154
03/2013	EUR	107		141	BRC	0	0	0
03/2013		205		270	FBF	0	(1)	(1)
03/2013		21,033		27,159	RYL	0	(622)	(622)
03/2013		1,193		1,571	UAG	0	(4)	(4)
03/2013		21,068		27,288	WST	0	(539)	(539)
03/2013	GBP	13,789		22,204	BOA	0	(190)	(190)
03/2013		200		321	UAG	0	(4)	(4)
03/2013	MXN	46,453		3,521	RBC	0	(52)	(52)
03/2013		$259	EUR	198	DUB	3	0	3
03/2013		259		196	RYL	0	0	0
04/2013		465	MXN	6,094	DUB	3	0	3
04/2013		483		6,275	HUS	1	(3)	(2)
04/2013		867		11,330	JPM	2	0	2
04/2013		2,606		34,139	UAG	13	0	13
06/2013	EUR	1,868		$2,459	BPS	0	(11)	(11)
09/2013		500		631	UAG	0	(30)	(30)
12/2013		8,900		11,234	BOA	0	(556)	(556)

						$747	$(2,440)	$(1,693)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$117,556	$3,918	$121,474
Industrials	0	11,013	0	11,013
Utilities	0	6,254	0	6,254
Municipal Bonds & Notes
California	0	9,375	0	9,375
New York	0	13,536	0	13,536
Texas	0	6,827	0	6,827
U.S. Government Agencies	0	238,952	0	238,952
U.S. Treasury Obligations	0	286,420	0	286,420
Mortgage-Backed Securities	0	57,581	0	57,581
Asset-Backed Securities	0	2,414	0	2,414
Sovereign Issues	0	91,465	0	91,465
Short-Term Instruments
Certificates of Deposit	0	26,873	0	26,873
Commercial Paper	0	16,260	0	16,260
Repurchase Agreements	0	1,524	0	1,524
Japan Treasury Bills	0	4,617	0	4,617
Mexico Treasury Bills	0	20,103	0	20,103
U.S. Treasury Bills	0	260	0	260
Central Funds Used for Cash Management Purposes	20,134	0	0	20,134
	$20,134	$911,030	$3,918	$935,082

Short Sales, at value	$0	$(10,838)	$0	$(10,838)

Financial Derivative Instruments - Assets
Credit Contracts	0	689	0	689
Foreign Exchange Contracts	0	747	0	747
Interest Rate Contracts	259	407	0	666
	$259	$1,843	$0	$2,102

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(12)	0	(12)
Foreign Exchange Contracts	0	(2,440)	0	(2,440)
Interest Rate Contracts	(8)	(669)	0	(677)

	$(8)	$(3,121)	$0	$(3,129)

Totals	$20,385	$898,914	$3,918	$923,217

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$3,920	$0	$(2)	$0	$0	$0	$0	$3,918	$0
U.S. Government Agencies	12,767	(12,772)	0	0	0	5	0	0	0	0

Totals	$12,767	$(8,852)	$0	$(2)	$0	$5	$0	$0	$3,918	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,918	Benchmark Pricing	Base Price	100.52

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.6%
AES Corp.
4.250% due 05/27/2018		$15,488	$15,676
Charter Communications, Inc.
3.470% due 09/06/2016		7,659	7,709
DaVita, Inc.
4.000% due 11/01/2019		12,500	12,615
Del Monte Foods Co.
4.500% due 02/16/2018		21,572	21,648
Delos Aircraft, Inc.
4.750% due 04/12/2016		14,700	14,884
DigitalGlobe, Inc.
5.750% due 10/12/2018		12,165	12,221
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		9,057	9,093
First Data Corp.
2.961% due 09/24/2014		1,211	1,213
Fortescue Metals Group Ltd.
5.250% due 10/18/2017		22,743	22,972
Hilton Worldwide, Inc.
3.581% due 11/30/2015		6,600	6,369
JBS USA Holdings, Inc.
4.250% due 05/25/2018		4,938	4,937
NRG Energy, Inc.
4.000% due 07/01/2018		1,384	1,401
Penn National Gaming, Inc.
3.750% due 07/14/2018		6,788	6,825
Phillips Van Heusen Corp.
3.250% due 12/19/2019		4,500	4,533
Residential Cap LLC
5.000% due 11/18/2013		15,000	15,094
RFC Borrower LLC
6.750% due 11/18/2013		1,500	1,519
Springleaf Financial Funding Co.
5.500% due 05/10/2017		103,530	103,109
Vodafone Americas Finance
6.250% due 07/24/2016		20,625	21,295
6.875% due 08/17/2015		17,720	18,163

Total Bank Loan Obligations (Cost $297,851)			301,276

CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 16.6%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		68,600	72,574
AGFC Capital Trust
6.000% due 01/15/2067		6,600	4,108
Ally Financial, Inc.
3.709% due 06/20/2014		70,200	72,163
8.000% due 03/15/2020		1,200	1,476
American Express Bank FSB
5.500% due 04/16/2013		11,000	11,160
American Express Co.
7.000% due 03/19/2018		5,400	6,828
7.250% due 05/20/2014		1,000	1,089
American Express Credit Corp.
5.875% due 05/02/2013		200	204
American International Group, Inc.
4.250% due 05/15/2013		4,500	4,556
4.250% due 09/15/2014		29,000	30,574
5.600% due 10/18/2016		1,500	1,714
5.850% due 01/16/2018		400	474
6.765% due 11/15/2017	GBP	220	423
8.000% due 05/22/2068	EUR	900	1,377
8.250% due 08/15/2018		$15,730	20,708
8.625% due 05/22/2068	GBP	200	397
ASIF Global Financing
4.900% due 01/17/2013		$15,200	15,222
Banco Bradesco S.A.
2.410% due 05/16/2014		49,700	50,083
Banco Santander Chile
1.921% due 01/19/2016		25,000	24,437
Bank of America Corp.
0.600% due 10/14/2016		1,700	1,640
1.733% due 01/30/2014		44,100	44,480
4.500% due 04/01/2015		5,000	5,332
5.650% due 05/01/2018		62,400	72,657

5.750% due 12/01/2017		3,240	3,779
6.000% due 09/01/2017		1,610	1,887
7.375% due 05/15/2014		19,100	20,689
7.625% due 06/01/2019		11,500	14,724
Banque PSA Finance S.A.
2.206% due 04/04/2014		65,600	64,802
Barclays Bank PLC
1.380% due 01/13/2014		55,300	55,594
2.375% due 01/13/2014		76,300	77,608
6.050% due 12/04/2017		28,062	31,170
6.750% due 05/22/2019		600	733
7.700% due 04/25/2018 (f)		1,919	1,985
10.179% due 06/12/2021		6,980	9,541
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	30,287
7.250% due 02/01/2018		52,900	66,335
BPCE S.A.
2.375% due 10/04/2013		2,500	2,527
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,314
Capital One Capital
8.875% due 05/15/2040		9,700	9,700
CitiFinancial, Inc.
6.625% due 06/01/2015		100	111
Citigroup, Inc.
0.346% due 06/28/2013	EUR	100	132
4.587% due 12/15/2015		$2,200	2,403
5.500% due 04/11/2013		300	303
6.125% due 05/15/2018		6,640	7,964
Credit Agricole Home Loan SFH
1.069% due 07/21/2014		20,000	20,041
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,500	16,197
Export-Import Bank of Korea
1.460% due 09/21/2013		1,600	1,600
4.000% due 01/29/2021		22,500	24,281
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		2,300	2,444
4.250% due 09/20/2022		6,200	6,562
5.625% due 09/15/2015		600	658
5.875% due 08/02/2021		17,184	20,027
6.625% due 08/15/2017		14,500	16,954
7.000% due 10/01/2013		825	864
7.000% due 04/15/2015		1,158	1,294
8.000% due 06/01/2014		3,100	3,381
8.000% due 12/15/2016		2,600	3,145
8.700% due 10/01/2014		4,215	4,742
General Electric Capital Corp.
0.449% due 12/20/2013		4,000	4,009
Goldman Sachs Group, Inc.
0.492% due 11/15/2014	EUR	100	131
0.497% due 02/04/2013		100	132
0.760% due 03/22/2016		$850	826
4.750% due 01/28/2014	EUR	30	41
5.250% due 07/27/2021		$24,200	27,609
5.375% due 02/15/2013	EUR	19,900	26,414
5.375% due 03/15/2020		$98,750	113,246
5.750% due 10/01/2016		200	228
5.950% due 01/18/2018		17,400	20,264
6.150% due 04/01/2018		19,500	22,926
7.500% due 02/15/2019		21,190	26,677
HSBC Bank PLC
3.100% due 05/24/2016		29,872	31,600
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,000	2,230
6.000% due 08/09/2017		18,800	21,981
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	501
HSBC Finance Corp.
0.590% due 01/15/2014		1,800	1,795
0.741% due 06/01/2016		4,100	3,986
HSBC Holdings PLC
5.100% due 04/05/2021		66,200	78,234
6.500% due 05/02/2036		2,300	2,876
HSBC USA Capital Trust
7.808% due 12/15/2026		1,000	1,019
HSBC USA, Inc.
2.375% due 02/13/2015		6,800	6,998
International Lease Finance Corp.
5.625% due 09/20/2013		10,480	10,781
5.875% due 05/01/2013		2,529	2,573
6.500% due 09/01/2014		78,200	83,869
6.625% due 11/15/2013		4,700	4,900
6.750% due 09/01/2016		70,400	79,376
Intesa Sanpaolo SpA
6.500% due 02/24/2021		61,000	64,321

JPMorgan Chase & Co.
3.450% due 03/01/2016		24,300	25,820
4.250% due 10/15/2020		14,200	15,804
4.350% due 08/15/2021		5,000	5,596
4.400% due 07/22/2020		10,100	11,409
4.625% due 05/10/2021		48,400	55,227
6.300% due 04/23/2019		1,000	1,234
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,081
6.000% due 10/01/2017		$22,000	26,063
LBG Capital PLC
6.385% due 05/12/2020	EUR	8,750	11,529
7.588% due 05/12/2020	GBP	11,000	18,807
7.867% due 12/17/2019		850	1,457
7.875% due 11/01/2020		$560	608
8.500% due 12/17/2021 (f)		3,600	3,753
9.334% due 02/07/2020	GBP	2,200	3,956
15.000% due 12/21/2019	EUR	1,100	2,054
Lloyds TSB Bank PLC
4.385% due 05/12/2017 (f)		600	539
5.800% due 01/13/2020		$10,300	12,062
6.500% due 03/24/2020	EUR	10,000	15,115
12.000% due 12/16/2024 (f)		$57,000	66,042
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		364	408
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	300	392
0.490% due 08/25/2014		1,300	1,695
5.000% due 02/03/2014		$5,000	5,205
5.000% due 01/15/2015		13,886	14,841
5.450% due 02/05/2013		6,750	6,779
5.450% due 07/15/2014		4,500	4,770
6.150% due 04/25/2013		4,427	4,498
6.400% due 08/28/2017		6,150	7,227
6.875% due 04/25/2018		41,650	50,246
MetLife Institutional Funding
1.206% due 04/04/2014		17,500	17,654
Morgan Stanley
2.875% due 07/28/2014		13,900	14,211
3.510% due 03/01/2013	AUD	3,900	4,048
5.300% due 03/01/2013		$100	101
5.500% due 01/26/2020		9,000	10,103
5.500% due 07/24/2020		1,300	1,464
5.550% due 04/27/2017		940	1,043
5.750% due 10/18/2016		500	555
5.750% due 01/25/2021		96,800	110,629
5.950% due 12/28/2017		500	567
6.000% due 04/28/2015		5,900	6,429
6.250% due 08/28/2017		19,200	21,991
6.625% due 04/01/2018		3,300	3,892
7.300% due 05/13/2019		19,500	23,710
Murray Street Investment Trust
4.647% due 03/09/2017		25,900	28,033
Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,704
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	660
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	23,914
Prudential Covered Trust
2.997% due 09/30/2015		$65,550	68,016
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	61,556
QBE Capital Funding Ltd.
7.250% due 05/24/2041		32,700	33,898
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (f)		4,600	4,721
5.260% due 12/31/2013 (f)		300	306
Rabobank Group
3.875% due 02/08/2022		71,600	77,116
4.500% due 01/11/2021		100,200	112,707
6.875% due 03/19/2020	EUR	5,000	7,370
11.000% due 06/30/2019 (f)		$300	408
RBS Capital Trust
2.285% due 03/30/2013 (f)	EUR	1,150	1,060
4.709% due 07/01/2013 (f)		$900	706
5.512% due 09/30/2014 (f)		2,000	1,590
RCI Banque S.A.
2.217% due 04/11/2014		21,500	21,499
4.600% due 04/12/2016		14,400	15,131
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	1,600	2,006
6.400% due 10/21/2019		$52,650	62,252
6.666% due 10/05/2017 (f)	CAD	5,200	4,636
6.990% due 10/05/2017 (f)		$20,945	20,002
7.387% due 12/29/2049 (f)	GBP	939	1,056

7.640% due 09/29/2017 (f)		$8,600	7,826
7.648% due 09/30/2031 (f)		2,125	2,167
Royal Bank of Scotland NV
1.011% due 03/09/2015		4,500	4,282
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	12,449
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		21,700	23,382
SLM Corp.
0.615% due 01/27/2014		22,600	22,394
6.250% due 01/25/2016		17,900	19,556
8.450% due 06/15/2018		8,430	9,905
Societe Generale S.A.
4.196% due 01/26/2015 (f)	EUR	100	116
5.922% due 04/05/2017 (f)		$200	185
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	5,653
5.750% due 09/15/2016		$900	817
Stone Street Trust
5.902% due 12/15/2015		29,800	32,643
UBS AG
4.280% due 04/15/2015 (f)	EUR	3,100	3,928
4.875% due 08/04/2020		$51,200	59,535
5.750% due 04/25/2018		13,600	16,158
5.875% due 12/20/2017		2,100	2,501
7.625% due 08/17/2022		18,000	19,897
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		36,500	42,614
Waha Aerospace BV
3.925% due 07/28/2020		40,880	44,406
Wells Fargo & Co.
1.500% due 01/16/2018		26,200	26,265
Wells Fargo Bank N.A.
0.520% due 05/16/2016		500	490
Weyerhaeuser Co.
7.375% due 10/01/2019		25,136	31,085
7.375% due 03/15/2032		1,200	1,513
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (f)	EUR	1,200	1,789

			3,153,514

INDUSTRIALS 4.0%
Altria Group, Inc.
4.125% due 09/11/2015		$600	652
9.700% due 11/10/2018		3,074	4,307
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		31,400	31,958
American Airlines Pass-Through Trust
10.375% due 01/02/2021		2,574	2,728
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,641
Barrick North America Finance LLC
4.400% due 05/30/2021		18,000	19,755
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	9,200	12,372
Boston Scientific Corp.
6.000% due 01/15/2020		$5,000	5,836
Braskem Finance Ltd.
5.750% due 04/15/2021		1,000	1,058
BRF Brasil Foods S.A.
5.875% due 06/06/2022		7,200	7,956
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,328
California Institute of Technology
4.700% due 11/01/2111		25,000	27,321
CBS Corp.
8.875% due 05/15/2019		5,000	6,748
Centex Corp.
5.700% due 05/15/2014		1,000	1,055
6.500% due 05/01/2016		4,500	5,186
Chesapeake Energy Corp.
7.625% due 07/15/2013		225	233
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,898
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		478	520
Continental Airlines, Inc.
6.750% due 09/15/2015		5,200	5,486
CVS Pass-Through Trust
7.507% due 01/10/2032		40,980	54,173
D.R. Horton, Inc.
5.625% due 01/15/2016		2,500	2,706
6.500% due 04/15/2016		4,330	4,828
6.875% due 05/01/2013		9,900	10,073

Daimler Finance North America LLC
0.920% due 03/28/2014		36,500	36,588
6.500% due 11/15/2013		5,000	5,250
Deluxe Corp.
5.125% due 10/01/2014		6,900	7,210
DISH DBS Corp.
5.000% due 03/15/2023		17,500	17,587
El Paso LLC
7.800% due 08/01/2031		100	117
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		575	645
General Electric Co.
2.700% due 10/09/2022		25,400	25,915
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,222
Harvest Operations Corp.
6.875% due 10/01/2017		$5,500	6,132
HCA, Inc.
5.750% due 03/15/2014		5,000	5,250
6.500% due 02/15/2020		7,600	8,569
7.875% due 02/15/2020		10,000	11,175
KB Home
5.875% due 01/15/2015		1,200	1,266
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		9,000	10,498
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		8,800	8,814
Masco Corp.
4.800% due 06/15/2015		3,000	3,144
5.850% due 03/15/2017		2,500	2,722
6.125% due 10/03/2016		5,000	5,526
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	13,142
McKesson Corp.
7.500% due 02/15/2019		5,000	6,514
MGM Resorts International
13.000% due 11/15/2013		5,000	5,556
New York Times Co.
5.000% due 03/15/2015		2,000	2,135
Office Depot, Inc.
6.250% due 08/15/2013		2,598	2,650
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,698
Pactiv LLC
8.125% due 06/15/2017		5,000	5,012
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	31,376
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	13,284
PulteGroup, Inc.
5.200% due 02/15/2015		4,715	5,021
Reynolds American, Inc.
6.750% due 06/15/2017		300	363
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,245
7.125% due 04/15/2019		8,700	9,396
7.875% due 08/15/2019		2,375	2,654
Rohm & Haas Co.
6.000% due 09/15/2017		700	830
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,686
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	5,100
RZD Capital Ltd.
5.739% due 04/03/2017		24,000	26,940
Staples, Inc.
9.750% due 01/15/2014		6,000	6,525
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	5,159
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,602
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	4,249
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,985
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	2,148
Transocean, Inc.
6.500% due 11/15/2020		25,800	31,269
UAL Pass-Through Trust
10.400% due 05/01/2018		13,097	15,077
United Airlines, Inc.
1.000% due 05/07/2024 ^(s)		300	0
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		500	478

Volkswagen International Finance NV
1.875% due 04/01/2014	89,900	91,016
Volvo Treasury AB
5.950% due 04/01/2015	20,000	21,837
Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,477
Williams Cos., Inc.
3.700% due 01/15/2023	6,400	6,461
WPP Finance UK
5.875% due 06/15/2014	18,751	19,888
Wynn Las Vegas LLC
7.750% due 08/15/2020	28,050	32,117
7.875% due 11/01/2017	3,125	3,406

		766,744

UTILITIES 1.5%
AES Corp.
7.375% due 07/01/2021	725	808
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,000	6,495
BP Capital Markets PLC
3.625% due 05/08/2014	4,900	5,102
4.500% due 10/01/2020	26,300	30,332
Cleveland Electric Illuminating Co.
5.650% due 12/15/2013	17,195	17,967
Dominion Resources, Inc.
4.450% due 03/15/2021	35,000	40,353
7.500% due 06/30/2066	5,000	5,554
Duke Energy Corp.
3.950% due 09/15/2014	300	316
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	4,400	5,226
6.400% due 09/15/2020	6,462	7,821
Embarq Corp.
7.995% due 06/01/2036	3,800	4,200
Enel Finance International NV
3.875% due 10/07/2014	8,800	9,064
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	5,000	5,421
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	8,510	9,553
6.510% due 03/07/2022	28,850	34,548
7.343% due 04/11/2013	500	509
8.125% due 07/31/2014	700	764
8.146% due 04/11/2018	10,100	12,508
9.250% due 04/23/2019	17,950	23,851
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	640	722
Korea Electric Power Corp.
3.000% due 10/05/2015	1,000	1,046
Midwest Generation LLC
8.560% due 01/02/2016 ^(h)	1,625	1,576
Petroleos Mexicanos
5.500% due 01/21/2021	28,600	33,562
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	4,200	4,537
TNK-BP Finance S.A.
6.625% due 03/20/2017	6,200	7,084
7.500% due 07/18/2016	4,500	5,231
7.875% due 03/13/2018	4,400	5,363
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,200	2,676

		282,189

Total Corporate Bonds & Notes (Cost $3,836,503)		4,202,447

MUNICIPAL BONDS & NOTES 4.4%
ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	25,254

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,511

CALIFORNIA 2.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,540
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	965

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	13,867
7.500% due 04/01/2034	2,500	3,479
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	59,500	86,981
7.950% due 03/01/2036	48,325	60,101
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	400	443
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	805
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	27,892
6.200% due 03/01/2019	30,000	36,203
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,812
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	3,191
5.300% due 06/01/2037	1,100	995
5.750% due 06/01/2047	3,625	3,438
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	25,215
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	3,145
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,000	6,629
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	31,090
6.166% due 07/01/2040	13,500	15,843
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	16,799
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	6,822
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	10,587
Metropolitan Water District of Southern California Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	88
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,461
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	836
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2041 (d)	7,500	2,875
0.000% due 09/01/2046 (d)	12,930	4,793
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	11,086
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	5,679
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	915
6.583% due 05/15/2049	10,300	13,461
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	8,657

		414,693

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	216
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	22,130

		22,346

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2024	11,250	14,063
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	190

		14,253

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	324
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,949

		8,273

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,800	10,458

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	22,500	27,330
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	500	527
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.165% due 01/01/2019	350	365
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	900	931

		29,153

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,817
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,662

		11,479

LOUISIANA 0.0%
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	297

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.858% due 07/01/2020	450	461
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	8,018

		8,479

MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	274

MINNESOTA 0.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	10,092

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,716

NEW YORK 0.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	748
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	9,499
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	2,200	2,714
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	5,217
5.687% due 12/01/2023	6,470	8,056
5.887% due 12/01/2024	3,845	4,976
6.246% due 06/01/2035	7,300	8,698
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	11,770	14,659
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024 (b)	10,800	13,332
5.000% due 08/01/2027 (b)	9,300	11,295
New York City, New York General Obligation Notes, (BABs), Series 2010
3.947% due 10/01/2019	9,350	10,468
4.047% due 10/01/2020	8,300	9,379
4.787% due 12/01/2018	4,525	5,249
4.937% due 12/01/2019	3,075	3,618
5.037% due 12/01/2020	3,075	3,675
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.000% due 06/15/2037	210	238
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	6,232
4.905% due 11/01/2024	300	358
5.075% due 11/01/2025	1,500	1,811
5.808% due 08/01/2030	5,000	5,765
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	8,000	9,208
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,970
5.750% due 06/01/2043	6,100	5,632

Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	470

		144,267

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,721

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	735
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	2,018
5.875% due 06/01/2030	1,200	1,096
5.875% due 06/01/2047	25,325	22,745
6.500% due 06/01/2047	9,295	9,070

		35,664

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,944
5.501% due 06/15/2023	3,500	3,955
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	335

		8,234

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	16

TEXAS 0.2%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2008
5.000% due 10/01/2037	360	415
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2035	5,000	5,438
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.501% due 02/15/2031	100	140
North Texas Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	3,990
0.000% due 09/01/2043	3,800	634
5.500% due 09/01/2041	7,500	8,945
San Antonio, Texas Revenue Bonds, Series 2008
5.000% due 02/01/2032	210	242
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,961
Texas State General Obligation Bonds, (BABs), Series 2010
4.273% due 04/01/2026	4,000	4,643
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	553

		29,961

VIRGINIA 0.0%
Tobacco Settlement Financing Corp. Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	770

WASHINGTON 0.3%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,449
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	15,323
2.803% due 07/01/2021	8,500	8,749
2.953% due 07/01/2022	15,000	15,494
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	13,715

		57,730

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,690	4,559

Total Municipal Bonds & Notes (Cost $711,033)		845,200

U.S. GOVERNMENT AGENCIES 28.4%
Fannie Mae
0.268% due 12/25/2036	190	181
0.270% due 07/25/2037	269	259
0.310% due 01/25/2021	26	26
0.330% due 03/25/2034	211	211

0.340% due 03/25/2036	105	98
0.360% due 08/25/2034	75	75
0.410% due 10/27/2037	400	398
0.510% due 12/25/2028	14	14
0.560% due 03/25/2037 - 09/25/2042	1,154	1,164
0.659% due 10/18/2030	7	7
0.710% due 03/25/2017	20	21
0.860% due 05/25/2030	208	208
1.110% due 04/25/2032	5	5
1.360% due 08/01/2042 - 09/01/2044	475	490
1.625% due 11/25/2023	74	76
2.223% due 05/01/2036	256	273
2.253% due 08/01/2029	22	24
2.300% due 01/01/2036	301	321
2.315% due 12/01/2034	135	142
2.361% due 09/01/2031	34	36
2.372% due 06/01/2030	1	1
2.377% due 12/01/2034	87	92
2.396% due 09/01/2039	32	34
2.492% due 11/01/2034	842	907
2.500% due 11/01/2021 - 01/01/2028	1,510,260	1,580,602
2.546% due 06/01/2035	233	248
2.629% due 03/01/2036	409	437
2.633% due 02/01/2036	113	120
2.655% due 12/01/2035	7	8
2.750% due 09/01/2035	1,324	1,413
2.867% due 09/01/2034	46	49
3.209% due 05/01/2036	40	41
3.500% due 11/01/2025 - 01/01/2043	9,836	10,520
4.000% due 08/01/2019 - 02/01/2041	5,915	6,387
4.343% due 08/01/2028	9	10
4.403% due 03/01/2027	2	2
4.491% due 12/01/2036	80	85
4.500% due 11/01/2024 - 01/01/2025	1,723	1,858
5.000% due 06/01/2018 - 01/01/2043	159,122	172,390
5.610% due 01/25/2032	120	131
5.750% due 02/25/2033	289	311
6.000% due 04/25/2043 - 07/25/2044	252	280
6.473% due 10/25/2031	69	73
6.500% due 06/01/2036 - 10/01/2038	15,083	16,921
6.589% due 10/25/2031	381	427
7.500% due 12/25/2019 - 06/01/2031	449	506
8.500% due 10/25/2019	8	9
9.000% due 12/25/2019	44	51
Federal Housing Administration
1.000% due 07/01/2020	899	881
7.430% due 02/01/2023	6	6
7.465% due 11/01/2019	46	45
Financing Corp.
0.000% due 10/05/2018 - 09/26/2019	5,464	5,026
Freddie Mac
0.409% due 10/15/2020	24	24
0.559% due 12/15/2029	135	136
0.709% due 01/15/2032	26	27
1.200% due 10/15/2020	3	3
1.360% due 10/25/2044	531	531
1.535% due 07/25/2044	4,722	4,843
1.582% due 10/25/2021 (a)	37,766	4,131
2.348% due 12/01/2032	12	13
2.457% due 09/01/2035	23	24
2.844% due 03/01/2036	255	272
2.856% due 08/01/2035	46	49
2.896% due 09/01/2035	12	13
2.963% due 05/01/2025	5	5
4.000% due 11/01/2040 - 02/01/2041	13,194	14,494
4.500% due 09/01/2039 - 09/01/2041	1,318	1,418
5.000% due 03/15/2021 - 04/01/2030	21,196	22,853
5.500% due 03/01/2023	22	24
6.500% due 10/25/2043	138	162
6.555% due 09/25/2029	287	296
7.000% due 06/15/2013	10	10
7.002% due 11/25/2030	95	98
7.500% due 08/15/2030	40	47
8.091% due 12/25/2030	184	199
Ginnie Mae
0.511% due 05/20/2037	3,131	3,144
0.709% due 04/16/2032	20	20
0.759% due 12/16/2025	85	86
1.625% due 12/20/2021 - 10/20/2029	276	286
1.750% due 09/20/2023 - 07/20/2030	98	102
2.000% due 06/20/2021 - 10/20/2027	130	135
3.000% due 12/15/2041 - 02/01/2043	2,210,602	2,349,750
3.500% due 11/20/2017 - 01/01/2043	1,025,212	1,114,038
4.000% due 12/20/2017	4	4
4.500% due 08/15/2033 - 01/15/2041	1,640	1,796
5.000% due 01/15/2039 - 10/15/2041	11,785	12,891

5.500% due 10/15/2034 - 04/15/2039	2,213	2,432
6.000% due 06/20/2038	177	190
7.500% due 08/20/2029	104	121
8.000% due 03/20/2030	28	36
8.500% due 04/20/2030 - 03/20/2031	3	4
NCUA Guaranteed Notes
0.743% due 03/09/2021	16,541	16,660
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 05/02/2016	18,864	22,894
Residual Funding Corp. Strips
0.000% due 10/15/2019	12,600	11,490
Small Business Administration
4.760% due 09/01/2025	221	247
4.875% due 09/10/2013	41	42
5.600% due 09/01/2028	599	698
6.220% due 12/01/2028	640	753
7.190% due 12/01/2019	139	156
7.200% due 10/01/2019	654	731
Tennessee Valley Authority
5.250% due 09/15/2039	5,000	6,585

Total U.S. Government Agencies (Cost $5,382,005)		5,398,863

U.S. TREASURY OBLIGATIONS 32.6%
U.S. Treasury Bonds
2.750% due 11/15/2042	134,600	129,279
3.000% due 05/15/2042	22,000	22,333
3.125% due 11/15/2041	1,100	1,147
3.500% due 02/15/2039 (j)(m)(n)(o)	76,800	86,520
3.750% due 08/15/2041 (m)(n)	166,700	195,273
4.375% due 02/15/2038	35,700	46,148
4.375% due 05/15/2040	22,000	28,545
4.500% due 08/15/2039	44,200	58,379
6.250% due 08/15/2023	70,000	100,264
7.125% due 02/15/2023	37,900	57,093
7.250% due 08/15/2022	32,350	48,661
7.500% due 11/15/2024	46,400	73,798
7.625% due 11/15/2022	73,000	112,888
7.875% due 02/15/2021	51,600	77,598
8.000% due 11/15/2021	80,372	124,005
8.125% due 05/15/2021	33,000	50,609
8.125% due 08/15/2021	35,400	54,654
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017	8,453	9,055
0.125% due 01/15/2022 (m)(n)	385,502	418,722
0.125% due 07/15/2022	513,205	556,868
0.750% due 02/15/2042	201,874	221,414
1.125% due 01/15/2021	38,459	45,183
1.250% due 07/15/2020	136,932	162,479
2.125% due 02/15/2041 (n)	72,356	106,849
2.375% due 01/15/2025	8,345	11,267
U.S. Treasury Notes
0.250% due 02/15/2015	24,500	24,490
0.625% due 08/31/2017	17,700	17,681
0.875% due 01/31/2017	58,300	59,074
0.875% due 02/28/2017	28,500	28,870
0.875% due 04/30/2017	7,900	7,996
1.000% due 06/30/2019	37,300	37,166
1.000% due 11/30/2019	71,300	70,554
1.375% due 11/30/2018	197,600	202,756
1.500% due 07/31/2016 (o)	155,900	161,637
1.625% due 08/15/2022	1,393,992	1,383,537
1.625% due 11/15/2022 (k)	65,420	64,633
1.750% due 05/15/2022	144,055	145,158
1.875% due 08/31/2017	200	211
2.000% due 11/15/2021	35,100	36,397
2.000% due 02/15/2022	154,300	159,423
2.125% due 08/15/2021 (n)	421,960	443,256
2.250% due 03/31/2016	15,200	16,106
2.250% due 07/31/2018 (n)(o)	204,100	219,758
2.625% due 08/15/2020	19,300	21,173
2.625% due 11/15/2020	7,500	8,225
3.125% due 05/15/2019	109,600	124,036
3.125% due 05/15/2021	150,400	170,399
3.625% due 08/15/2019	64	74

Total U.S. Treasury Obligations (Cost $6,032,960)		6,201,641

MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035	32	29
5.240% due 10/25/2035	6,095	5,782
American General Mortgage Loan Trust
5.150% due 03/25/2058	3,824	3,946

American Home Mortgage Assets LLC
0.400% due 05/25/2046		1,045	699
0.420% due 10/25/2046		306	192
1.085% due 11/25/2046		12,741	6,951
1.105% due 10/25/2046		5,738	3,708
1.125% due 09/25/2046		2,260	1,429
1.135% due 10/25/2046		227	155
American Home Mortgage Investment Trust
2.010% due 09/25/2045		1,146	1,094
2.526% due 02/25/2045		2,249	2,190
2.533% due 10/25/2034		106	106
Arran Residential Mortgages Funding PLC
1.391% due 11/19/2047	EUR	4,077	5,406
Banc of America Alternative Loan Trust
5.750% due 04/25/2033		$699	761
6.000% due 01/25/2036		1,927	1,497
Banc of America Funding Corp.
0.441% due 06/20/2047		22,972	20,919
0.490% due 07/25/2037		7,534	6,245
0.491% due 06/20/2047		2,000	1,159
0.500% due 07/25/2037		10,405	8,656
0.610% due 05/25/2037		787	505
2.619% due 05/25/2035		59	61
5.447% due 05/20/2036		2,508	2,408
5.500% due 09/25/2034		4,074	3,938
5.621% due 01/20/2047 ^		1,061	776
5.806% due 03/25/2037 ^		47	40
5.870% due 10/20/2046		5,993	5,295
6.000% due 03/25/2037 ^		6,203	5,622
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		127,928	128,004
Banc of America Mortgage Trust
2.801% due 01/25/2035		736	721
2.971% due 02/25/2034		307	308
3.006% due 02/25/2036		142	119
3.109% due 05/25/2034		2,614	2,587
6.500% due 10/25/2031		10	11
6.500% due 09/25/2033		227	240
BCAP LLC Trust
2.631% due 10/26/2036		737	33
5.250% due 02/26/2036		8,052	8,069
5.250% due 04/26/2037		18,710	17,620
5.250% due 06/26/2037		3,973	4,068
5.430% due 03/26/2037		13,300	11,039
5.675% due 07/26/2035		1,700	1,706
9.990% due 04/26/2037		5,295	1,487
11.489% due 02/26/2036		3,521	1,059
11.519% due 06/26/2036		7,665	1,464
BCRR Trust
5.789% due 08/17/2045		6,890	8,118
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		454	461
2.470% due 10/25/2035		1,060	1,027
2.570% due 03/25/2035		1,809	1,831
2.653% due 11/25/2034		527	482
2.673% due 04/25/2034		268	265
2.756% due 08/25/2033		955	979
2.866% due 10/25/2033		49	50
2.885% due 01/25/2035		1,166	1,150
2.959% due 02/25/2033		22	20
2.960% due 08/25/2035 ^		3,420	2,708
3.010% due 02/25/2034		77	77
3.078% due 03/25/2035		3,693	3,726
3.099% due 05/25/2047 ^		986	779
3.115% due 10/25/2034		142	121
3.120% due 01/25/2034		793	800
3.129% due 07/25/2034		249	243
3.195% due 05/25/2034		37	37
3.233% due 05/25/2034		110	108
3.472% due 11/25/2034		17	17
3.831% due 02/25/2033		35	35
Bear Stearns Alt-A Trust
0.370% due 02/25/2034		70	67
0.410% due 02/25/2034		280	183
0.530% due 08/25/2036		4,828	2,827
0.890% due 09/25/2034		322	315
0.910% due 09/25/2034		2,335	2,283
2.662% due 01/25/2036 ^		3,597	2,257
2.752% due 08/25/2036 ^		33	21
2.882% due 11/25/2035 ^		343	243
2.924% due 11/25/2036		3,691	2,474
2.960% due 05/25/2035		7,044	6,815
2.964% due 11/25/2036		6,133	3,973
3.028% due 03/25/2036		1,254	790
4.180% due 03/25/2036		3,910	2,541
4.749% due 11/25/2036 ^		1,487	1,123

Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036		448	296
2.829% due 12/26/2046		2,104	1,203
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	74,648	87,693
CC Funding Corp.
0.440% due 05/25/2036		$3,469	2,640
Chase Mortgage Finance Corp.
2.900% due 03/25/2037		244	216
2.936% due 02/25/2037		732	730
3.010% due 02/25/2037		653	651
3.030% due 07/25/2037		248	249
3.037% due 02/25/2037		283	283
Chaseflex Trust
0.510% due 07/25/2037		1,582	1,280
0.670% due 07/25/2037 ^		796	433
5.301% due 08/25/2037		5,499	4,564
6.000% due 02/25/2037 ^		1,605	1,321
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037		813	834
6.000% due 09/25/2037		1,290	1,349
Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043		1,011	1,021
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		1,708	1,705
2.270% due 09/25/2035		458	455
2.340% due 09/25/2035		6,565	6,476
2.689% due 08/25/2035		3,797	3,601
2.878% due 02/25/2034		463	462
3.015% due 11/25/2036 ^		1,829	1,237
5.500% due 09/25/2035 ^		115	114
6.151% due 09/25/2037 ^		9,066	7,700
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		2,798	2,386
6.000% due 10/25/2037 ^		16,334	14,000
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		186	187
Countrywide Alternative Loan Trust
0.350% due 04/25/2047		8,687	6,788
0.370% due 02/25/2047		526	398
0.380% due 01/25/2037 ^		557	409
0.390% due 05/25/2047		8,762	6,218
0.391% due 02/20/2047		7,216	4,359
0.400% due 11/25/2046		372	245
0.406% due 12/20/2046		10,635	6,784
0.410% due 05/25/2036		240	166
0.410% due 06/25/2037		54	43
0.421% due 03/20/2046		4,415	2,931
0.421% due 07/20/2046 ^		1,007	498
0.441% due 07/20/2035		108	85
0.460% due 09/25/2046		900	223
0.490% due 12/25/2035		764	600
0.490% due 02/25/2037		649	419
0.510% due 01/25/2036		10,187	6,956
0.531% due 11/20/2035		4,772	3,203
0.560% due 05/25/2037 ^		132	77
0.580% due 02/25/2037		24,519	13,395
0.610% due 05/25/2036		6,259	4,014
0.660% due 09/25/2035		8,897	6,361
0.710% due 12/25/2035		12,347	8,216
0.710% due 05/25/2037 ^		3,220	1,806
1.010% due 12/25/2035		2,261	1,610
1.012% due 08/25/2046		4,015	2,692
1.110% due 12/25/2036 ^		12,752	7,828
1.140% due 12/25/2035		1,843	1,324
1.641% due 01/25/2036		2,378	1,967
1.651% due 02/25/2036		28	22
3.003% due 06/25/2037		7,415	5,570
5.172% due 10/25/2035 ^		1,508	1,157
5.250% due 10/25/2033		3,421	3,521
5.250% due 06/25/2035		67	59
5.376% due 08/25/2036		223	226
5.500% due 04/25/2035		1,000	992
5.500% due 11/25/2035 ^		4,814	3,938
5.500% due 01/25/2036		1,483	1,147
5.500% due 03/25/2036		156	115
5.750% due 07/25/2035		5,300	4,580
6.000% due 04/25/2036		2,148	1,679
6.000% due 05/25/2036 ^		1,690	1,254
6.000% due 02/25/2037		3,379	2,574
6.000% due 05/25/2037 ^		2,117	1,661
6.000% due 08/25/2037		1,731	1,401
6.250% due 11/25/2036 ^		1,581	1,317
6.500% due 06/25/2036 ^		242	164
Countrywide Home Loan Mortgage Pass-Through Trust
0.410% due 04/25/2046		2,683	1,786

0.500% due 04/25/2035		944	735
0.530% due 03/25/2035		9,106	6,048
0.540% due 02/25/2035		163	149
0.550% due 02/25/2035		202	176
0.550% due 06/25/2035		4,831	4,150
0.610% due 11/25/2034		126	107
0.970% due 09/25/2034		16	14
2.528% due 07/25/2034		734	725
2.628% due 02/20/2036		2,073	1,592
2.783% due 02/20/2036		1,558	1,346
2.793% due 09/25/2034		70	55
2.795% due 03/25/2037 ^		388	241
2.857% due 09/20/2036 ^		3,299	2,007
2.860% due 08/25/2034		1,597	1,411
2.887% due 05/20/2036		6,184	3,692
2.934% due 11/25/2034		194	177
2.959% due 06/20/2035		65	48
2.964% due 11/19/2033		113	112
2.972% due 02/25/2047 ^		443	314
2.983% due 06/25/2033		901	914
3.026% due 08/25/2034		556	496
5.500% due 03/25/2035		2,400	2,468
5.500% due 11/25/2035		390	383
5.750% due 07/25/2037 ^		36,573	33,986
6.000% due 02/25/2036		2,054	1,782
6.000% due 03/25/2036		18	16
6.000% due 05/25/2036 ^		11,115	9,835
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032		155	140
2.465% due 06/25/2033		61	61
2.559% due 07/25/2033		9	9
2.687% due 08/25/2033		115	117
6.000% due 01/25/2036		4,491	3,481
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		532	568
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,455	4,968
5.467% due 09/18/2039		2,500	2,854
Credit Suisse Mortgage Pass-Through Certificates
0.265% due 05/15/2023 (a)		219,000	4,311
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036 ^		2,683	2,352
7.000% due 08/25/2037		2,599	1,725
DECO Series
0.688% due 01/27/2020	GBP	2,487	3,802
Deutsche ALT-A Securities, Inc.
0.310% due 08/25/2037		$2,400	1,797
0.540% due 02/25/2036		13,964	8,069
2.024% due 08/25/2035 ^		773	539
Downey Savings & Loan Association Mortgage Loan Trust
0.470% due 08/19/2045		55	45
1.085% due 03/19/2046 ^		2,196	1,357
2.461% due 07/19/2044		833	798
EF Hutton Trust
9.950% due 10/20/2018		23	25
EMF-NL
1.009% due 04/17/2041	EUR	7,680	8,595
1.209% due 07/17/2041		1,200	1,006
Eurosail PLC
0.959% due 10/17/2040		4,722	5,888
First Horizon Alternative Mortgage Securities
2.502% due 06/25/2036		$1,881	1,353
2.555% due 09/25/2034		886	882
2.570% due 09/25/2035		1,588	1,320
2.623% due 03/25/2035		90	72
6.000% due 08/25/2036 ^		3,061	2,590
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035		5,635	5,681
First Horizon Mortgage Pass-Through Trust
2.539% due 02/25/2034		1,108	1,126
2.598% due 10/25/2035		7,749	6,882
2.611% due 12/25/2033		52	52
2.613% due 08/25/2035		841	822
First Republic Mortgage Loan Trust
0.559% due 11/15/2031		1,259	1,251
German Residential Asset Note Distributor PLC
0.445% due 07/20/2016	EUR	21,348	27,728
GMAC Commercial Mortgage Securities Trust, Inc.
0.728% due 04/15/2034 (a)		$6,633	4
Granite Master Issuer PLC
0.734% due 12/20/2054	GBP	1,388	2,217
Granite Mortgages PLC
0.819% due 07/20/2043		$754	748
Greenpoint Mortgage Funding Trust
0.480% due 11/25/2045		155	113

Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	133	132
GS Mortgage Securities Corp.
2.006% due 03/06/2020	300	301
5.374% due 05/17/2045	4,600	5,308
GSMPS Mortgage Loan Trust
0.560% due 03/25/2035	119	101
GSR Mortgage Loan Trust
1.920% due 03/25/2033	55	56
2.559% due 06/25/2034	902	899
2.654% due 09/25/2035	672	684
2.660% due 09/25/2035	2,267	2,284
2.745% due 06/25/2034	940	935
5.000% due 05/25/2037	782	745
5.127% due 11/25/2035	792	785
5.750% due 03/25/2036 ^	1,561	1,454
5.750% due 01/25/2037	3,227	3,222
6.000% due 03/25/2032	14	15
6.000% due 02/25/2036	6,925	6,585
6.000% due 03/25/2037	4,349	4,020
6.000% due 05/25/2037	1,965	1,883
6.500% due 09/25/2036	1,222	1,078
Harborview Mortgage Loan Trust
0.390% due 11/19/2036	361	266
0.390% due 07/19/2046	376	223
0.390% due 11/19/2046 ^	121	71
0.400% due 01/19/2038	13,355	10,361
0.430% due 05/19/2035	1,209	955
0.450% due 06/19/2035	162	131
0.450% due 03/19/2036	4,878	3,171
0.460% due 01/19/2036	3,080	2,007
0.480% due 03/19/2035	4,981	3,873
0.490% due 02/19/2036	2,365	1,586
0.520% due 11/19/2035	2,392	1,789
0.620% due 11/19/2034	1,876	1,399
1.015% due 12/19/2036	7,169	4,964
2.764% due 05/19/2033	112	112
3.103% due 07/19/2035	871	822
Impac CMB Trust
0.870% due 03/25/2035	502	433
Impac Secured Assets Trust
0.560% due 05/25/2036	613	609
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	5	5
Indymac Index Mortgage Loan Trust
0.350% due 04/25/2037	5,540	4,920
0.370% due 04/25/2037	1,235	1,007
0.400% due 09/25/2046	63	44
0.410% due 11/25/2046	818	369
0.450% due 06/25/2037	3,554	2,901
0.460% due 02/25/2037	2,700	894
0.510% due 07/25/2035	2,663	2,121
2.515% due 01/25/2036	1,083	799
2.651% due 12/25/2034	1,500	1,331
2.702% due 10/25/2034	3,955	3,908
4.784% due 05/25/2036	9,022	7,692
Indymac Mortgage Loan Trust
2.528% due 01/25/2036	3,870	3,458
2.928% due 12/25/2036 ^	118	93
3.018% due 06/25/2037 ^	1,631	1,045
JPMorgan Alternative Loan Trust
0.350% due 03/25/2037	1,925	1,026
0.360% due 07/25/2036	12,514	12,335
5.500% due 11/25/2036	71	71
6.310% due 08/25/2036	3,000	2,114
JPMorgan Mortgage Trust
2.365% due 11/25/2033	41	41
2.856% due 02/25/2036	35	30
2.937% due 04/25/2037	160	125
3.031% due 07/25/2035	127	130
3.095% due 07/25/2035	148	152
3.296% due 05/25/2034	292	293
4.963% due 02/25/2035	1,006	1,024
5.243% due 11/25/2035	1,865	1,836
5.520% due 04/25/2036	1,023	904
5.750% due 01/25/2036	3,962	3,856
6.000% due 08/25/2037 ^	11,587	9,969
6.000% due 08/25/2037	47	41
6.250% due 07/25/2036	4,683	4,123
6.500% due 08/25/2036	8,282	7,448
JPMorgan Resecuritization Trust
2.477% due 05/27/2037	4,354	3,512
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.329% due 09/15/2021	683	681
Luminent Mortgage Trust
0.380% due 12/25/2036	356	252

0.450% due 04/25/2036		6,124	3,607
Mall Funding PLC
1.209% due 04/22/2017	GBP	8,354	13,055
MASTR Adjustable Rate Mortgages Trust
0.420% due 04/25/2046		$866	598
0.420% due 05/25/2047		1,860	1,299
0.510% due 05/25/2047 ^		869	300
2.541% due 05/25/2034		584	579
2.749% due 05/25/2034		316	312
MASTR Alternative Loans Trust
0.610% due 11/25/2033		9	9
MASTR Asset Securitization Trust
5.500% due 11/25/2017		15	16
5.500% due 09/25/2033		206	218
6.000% due 10/25/2036		631	631
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,101	1,083
MASTR Seasoned Securities Trust
3.655% due 10/25/2032		54	54
Mellon Residential Funding Corp.
0.649% due 12/15/2030		618	617
0.909% due 11/15/2031		353	348
Merrill Lynch Alternative Note Asset
0.380% due 02/25/2037		1,921	1,638
Merrill Lynch Floating Trust
0.751% due 07/09/2021		3,861	3,847
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		2,696	2,504
1.214% due 10/25/2035		1,496	1,476
1.303% due 11/25/2029 (a)		9,489	292
1.760% due 10/25/2035		370	366
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		2,301	2,009
0.460% due 08/25/2036		36	34
0.590% due 08/25/2035		2,500	2,046
2.482% due 02/25/2033		51	47
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	58
5.575% due 04/12/2049		619	638
Morgan Stanley Mortgage Loan Trust
0.490% due 01/25/2036		2,307	1,482
1.110% due 02/25/2036		834	642
2.482% due 06/25/2036		16,174	16,087
2.514% due 06/25/2036		134	125
2.669% due 08/25/2034		916	906
2.717% due 07/25/2035		750	631
2.909% due 07/25/2035		415	327
2.987% due 08/25/2034		100	95
Morgan Stanley Re-REMIC Trust
5.789% due 08/12/2045		900	1,056
Newgate Funding PLC
0.783% due 12/15/2050	EUR	19,000	22,774
Nomura Asset Acceptance Corp.
2.785% due 10/25/2035		$1,706	1,461
3.220% due 08/25/2035		1,542	1,436
Opteum Mortgage Acceptance Corp.
0.590% due 12/25/2035		9,000	6,729
5.675% due 12/25/2035		6,622	6,694
Permanent Master Issuer PLC
1.510% due 07/15/2042	EUR	55,900	74,554
1.710% due 07/15/2042		$58,600	59,292
PHH Alternative Mortgage Trust
0.370% due 02/25/2037		15,928	11,981
Prime Mortgage Trust
0.610% due 02/25/2019		1	1
0.610% due 02/25/2034		12	11
5.500% due 06/25/2036 ^		965	907
RBSGC Structured Trust
5.500% due 11/25/2035		38,624	33,495
RBSSP Resecuritization Trust
0.448% due 06/27/2036		6,819	3,367
0.448% due 08/27/2037		4,000	2,927
Residential Accredit Loans, Inc. Trust
0.350% due 01/25/2037		3,779	2,849
0.360% due 02/25/2047		12,820	7,135
0.390% due 05/25/2036		4,228	2,879
0.390% due 06/25/2046		1,204	552
0.460% due 02/25/2036 ^		648	337
0.510% due 08/25/2035		2,081	1,536
0.610% due 03/25/2033		155	150
0.610% due 10/25/2045		606	419
0.890% due 12/25/2033		381	380
3.278% due 03/25/2035		1,923	1,439
3.308% due 02/25/2035		2,847	2,341
3.820% due 12/25/2035		8,407	5,986
3.879% due 09/25/2035		1,873	1,441

3.928% due 01/25/2036 ^	5,097	3,762
Residential Asset Securitization Trust
0.560% due 10/25/2018	63	61
0.610% due 05/25/2033	92	87
0.610% due 01/25/2046 ^	3,627	1,635
0.660% due 02/25/2034	434	412
0.910% due 10/25/2035 ^	10,596	7,504
5.500% due 09/25/2035	354	316
5.500% due 12/25/2035	750	632
5.750% due 02/25/2036 ^	133	109
5.750% due 02/25/2036	2,477	2,022
6.000% due 03/25/2037	3,343	2,589
6.000% due 07/25/2037	2,784	2,273
6.250% due 07/25/2036 ^	9,132	8,035
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	49	40
3.459% due 02/25/2036	1,690	1,400
3.533% due 09/25/2036 ^	114	82
5.500% due 11/25/2035	10,673	9,851
6.000% due 10/25/2036 ^	2,583	2,333
6.500% due 03/25/2032	34	35
Royal Bank of Scotland Capital Funding Trust
6.006% due 12/16/2049	8,000	9,585
6.119% due 02/16/2051	2,500	2,951
Salomon Brothers Mortgage Securities, Inc.
0.710% due 05/25/2032	153	137
Sequoia Mortgage Trust
0.931% due 11/22/2024	246	244
4.923% due 09/20/2046	307	254
STRIPs Ltd./STRIPs Corp.
5.000% due 03/24/2018	1,151	1,157
Structured Adjustable Rate Mortgage Loan Trust
0.530% due 10/25/2035	1,678	1,299
1.572% due 01/25/2035	45	32
2.743% due 07/25/2034	1,375	1,363
2.766% due 01/25/2035	379	305
2.775% due 02/25/2034	79	80
2.797% due 08/25/2035	72	66
2.804% due 05/25/2034	997	1,000
2.824% due 04/25/2034	211	211
2.894% due 09/25/2034	178	179
4.573% due 09/25/2036 ^	833	453
5.173% due 04/25/2036 ^	2,019	1,645
Structured Asset Mortgage Investments, Inc.
0.330% due 08/25/2036	542	351
0.400% due 07/25/2046	205	137
0.420% due 04/25/2036	605	402
0.420% due 08/25/2036	2,678	1,751
0.420% due 05/25/2046	440	251
0.460% due 07/19/2035	1,419	1,395
0.490% due 02/25/2036	699	471
0.510% due 08/25/2036	1,000	342
0.790% due 07/19/2034	41	40
0.910% due 03/19/2034	11	11
Structured Asset Securities Corp.
2.555% due 01/25/2032	221	191
2.584% due 02/25/2032	7	7
2.617% due 06/25/2033	79	79
2.859% due 10/28/2035	587	543
3.649% due 03/25/2033	131	131
4.740% due 12/25/2034	458	464
5.500% due 09/25/2035	6,988	7,150
Thornburg Mortgage Securities Trust
1.460% due 06/25/2037	14,687	12,249
5.750% due 06/25/2037	79,492	78,299
TIAA Seasoned Commercial Mortgage Trust
5.565% due 08/15/2039	1,800	1,967
UBS-Citigroup Commercial Mortgage Trust
2.513% due 01/10/2045 (a)	42,557	5,891
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048	36	36
5.572% due 10/15/2048	1,700	1,956
Wachovia Mortgage Loan Trust LLC
3.032% due 05/20/2036 ^	3,227	2,611
5.360% due 10/20/2035	6,846	6,805
5.788% due 03/20/2037 ^	1,312	1,202
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045	1,707	1,605
0.470% due 11/25/2045	86	80
0.500% due 07/25/2045	239	227
0.500% due 10/25/2045	3,543	3,385
0.520% due 01/25/2045	4,742	4,644
0.530% due 07/25/2045	28	27
0.530% due 08/25/2045	1,642	1,547
0.610% due 11/25/2034	2,728	2,716
0.866% due 02/25/2047	68	51

0.895% due 01/25/2047		411	346
0.916% due 06/25/2047		575	179
0.926% due 04/25/2047		132	119
0.976% due 12/25/2046		651	559
0.986% due 12/25/2046		5,491	4,123
1.046% due 10/25/2046		51,757	37,840
1.145% due 06/25/2046		930	812
1.160% due 02/25/2046		171	157
1.166% due 08/25/2046		6,062	4,817
1.365% due 11/25/2042		38	37
1.565% due 06/25/2042		938	906
1.565% due 08/25/2042		411	395
2.120% due 03/25/2033		191	193
2.129% due 01/25/2037 ^		807	629
2.261% due 02/27/2034		582	592
2.327% due 12/25/2032		9,259	9,359
2.451% due 10/25/2034		848	850
2.454% due 06/25/2033		409	419
2.469% due 03/25/2036		1,595	1,393
2.471% due 03/25/2035		1,027	996
2.474% due 01/25/2036		3,515	3,397
2.478% due 08/25/2035		2,124	1,970
2.496% due 02/25/2037 ^		794	584
2.511% due 05/25/2046		357	303
2.511% due 10/25/2046		413	374
2.538% due 09/25/2046		486	424
2.538% due 11/25/2046		969	877
2.551% due 09/25/2033		77	77
2.569% due 03/25/2034		13	13
2.569% due 07/25/2037 ^		1,097	833
2.685% due 02/25/2037		741	595
4.680% due 03/25/2037		116,544	98,025
4.812% due 06/25/2037		5,211	4,315
4.818% due 12/25/2036 ^		6,884	6,259
4.999% due 02/25/2037		294	241
5.174% due 04/25/2037		104,002	95,667
5.787% due 10/25/2036		133	110
6.087% due 10/25/2036		3,355	2,957
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.910% due 01/25/2036 ^		12,224	7,384
1.106% due 07/25/2046 ^		151	74
5.750% due 01/25/2036		10,961	8,756
6.000% due 10/25/2035		1,432	1,156
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033		23	22
Wells Fargo Alternative Loan Trust
0.560% due 06/25/2037 ^		7,508	3,908
6.000% due 07/25/2037		2,075	1,972
6.250% due 07/25/2037 ^		14,640	12,365
6.250% due 11/25/2037		2,481	2,350
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^		7,363	6,470
2.617% due 03/25/2035		874	862
2.617% due 05/25/2036 ^		1,262	1,128
2.619% due 01/25/2035		413	414
2.626% due 09/25/2034		2,986	2,580
2.626% due 06/25/2035		745	764
2.627% due 03/25/2036		6,078	5,874
2.661% due 06/25/2035		675	692
2.685% due 03/25/2035		4,793	4,874
2.695% due 02/25/2034		947	940
2.710% due 04/25/2036		1,586	1,468
2.723% due 04/25/2036 ^		208	191
2.723% due 04/25/2036		4,754	4,422
2.743% due 10/25/2033		1,312	1,339
4.616% due 09/25/2033		1,510	1,562
4.633% due 01/25/2034		15	15
4.680% due 12/25/2033		11	11
5.000% due 04/25/2035		163	167
5.572% due 04/25/2036		787	780
6.000% due 03/25/2037 ^		6,859	6,480
6.000% due 04/25/2037		6,087	5,863
6.000% due 07/25/2037		3,242	3,131
Windermere CMBS PLC
0.370% due 08/22/2016	EUR	7,253	9,482

Total Mortgage-Backed Securities (Cost $1,641,592)			1,799,548

ASSET-BACKED SECURITIES 7.4%
Access Group, Inc.
1.615% due 10/27/2025		$5,030	5,113
Accredited Mortgage Loan Trust
0.470% due 09/25/2036		2,000	1,140
ACE Securities Corp.
0.280% due 11/25/2036		4,648	1,589

0.330% due 08/25/2036		3,800	1,368
0.370% due 08/25/2036		2,000	726
0.410% due 12/25/2036		7,300	2,443
0.700% due 08/25/2035		2,400	2,274
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		779	793
7.001% due 09/20/2022		9,100	8,898
Ameriquest Mortgage Securities, Inc.
0.680% due 10/25/2035		1,670	1,432
0.680% due 01/25/2036		8,500	6,199
0.960% due 11/25/2034		1,573	1,153
1.080% due 07/25/2034		1,031	882
4.946% due 11/25/2035		466	471
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		6	6
0.910% due 10/25/2031		910	720
Argent Securities, Inc.
0.410% due 10/25/2035		35	35
0.480% due 05/25/2036		5,877	1,997
1.030% due 02/25/2034		2,296	1,979
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		1,083	997
1.335% due 12/25/2032		1,216	1,123
Bayview Financial Acquisition Trust
1.140% due 02/28/2040		271	163
5.638% due 11/28/2036		810	787
Bear Stearns Asset-Backed Securities Trust
0.280% due 12/25/2036		18	17
0.330% due 05/25/2037		3,346	3,160
0.360% due 11/25/2036		9,324	6,357
0.370% due 08/25/2036		5,693	3,803
0.380% due 01/25/2037		3,155	1,271
0.410% due 04/25/2037		4,400	3,260
0.450% due 06/25/2047		3,500	1,852
0.640% due 11/25/2035		2,700	2,381
0.700% due 07/25/2035		4,146	4,002
0.890% due 10/25/2035		4,000	1,993
1.210% due 10/25/2037		1,047	843
1.210% due 11/25/2042		15	15
1.460% due 08/25/2037		10,267	7,222
5.500% due 08/25/2036		2,074	1,762
6.500% due 10/25/2036		6,497	5,228
Belle Haven ABS CDO Ltd.
0.673% due 11/03/2044		28,444	14,524
0.713% due 11/03/2044		42,645	21,775
Berica ABS SRL
0.485% due 12/30/2055	EUR	59,000	73,356
BlackRock Senior Income Series Corp.
0.559% due 04/20/2019		$3,089	2,995
Carrington Mortgage Loan Trust
0.260% due 12/25/2036		13	12
0.370% due 10/25/2036		2,300	1,094
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		20	20
0.270% due 07/25/2045		87	63
0.350% due 08/25/2036		10,123	5,514
0.370% due 09/25/2036		30,230	14,717
0.370% due 12/25/2036		4,462	1,948
Clavos Euro CDO Ltd.
0.788% due 04/18/2023	EUR	1,744	2,241
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$18,924	19,505
Countrywide Asset-Backed Certificates
0.340% due 06/25/2047		1,215	1,193
0.350% due 07/25/2037		10,800	6,509
0.350% due 08/25/2037		30,500	19,007
0.360% due 01/25/2037		12,798	10,779
0.360% due 10/25/2046		8,170	6,915
0.360% due 12/25/2046		15,170	12,313
0.360% due 04/25/2047		20,050	14,526
0.360% due 06/25/2047		26,300	19,208
0.370% due 01/25/2046		1,521	1,244
0.380% due 06/25/2047		3,800	2,797
0.390% due 08/25/2036		2,529	2,459
0.400% due 06/25/2047		19,400	12,623
0.430% due 06/25/2037		3,000	1,193
0.470% due 05/25/2036		1,885	1,829
0.510% due 06/25/2036		4,600	2,754
0.520% due 09/25/2037		1,800	569
0.550% due 04/25/2036		7,900	6,095
0.550% due 12/25/2036		684	348
0.560% due 04/25/2036		2,400	2,162
0.560% due 05/25/2036		12,000	9,604
0.690% due 12/25/2031		2	1
0.710% due 08/25/2047		18,676	17,961
0.780% due 08/25/2034		2,000	1,756

0.810% due 07/25/2035		9,000	7,958
5.683% due 10/25/2046		1,710	1,710
5.689% due 10/25/2046		4,670	3,854
5.714% due 04/25/2047		10,000	7,123
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.360% due 11/25/2036		1,804	870
0.550% due 07/25/2037		13,200	6,286
4.766% due 03/25/2037		10,101	5,261
4.888% due 01/25/2037		1,904	1,026
5.171% due 04/25/2037		67	66
6.280% due 05/25/2035		2,119	2,190
Cumberland CLO Ltd.
0.560% due 11/10/2019		6,766	6,717
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		402	405
7.790% due 05/25/2030		1,082	1,065
Denver Arena Trust
6.940% due 11/15/2019		41	42
Fairbanks Capital Mortgage Loan Trust
1.410% due 05/25/2028		42	39
First Franklin Mortgage Loan Trust
0.350% due 09/25/2036		2,996	2,432
0.570% due 10/25/2035		13,500	10,926
First NLC Trust
0.280% due 08/25/2037		29	13
Fremont Home Loan Trust
0.340% due 11/25/2036		8,143	3,423
0.360% due 01/25/2037		2,551	1,187
0.450% due 02/25/2037		6,200	2,902
0.460% due 05/25/2036		13,213	5,264
Galaxy CLO Ltd.
0.555% due 04/25/2019		5,819	5,636
GSAA Trust
4.999% due 09/25/2035		1,070	1,078
5.995% due 03/25/2046 ^		6,244	4,829
GSAMP Trust
0.470% due 06/25/2036		7,462	4,033
0.480% due 04/25/2036		2,300	1,127
GSRPM Mortgage Loan Trust
0.910% due 01/25/2032		46	46
Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	3,167	4,087
Home Equity Loan Trust
0.550% due 04/25/2037		$3,000	1,593
Home Equity Mortgage Trust
5.367% due 07/25/2036		368	96
HSBC Home Equity Loan Trust
0.411% due 03/20/2036		2,893	2,787
0.501% due 01/20/2034		4,152	4,027
0.521% due 01/20/2035		36	35
5.690% due 07/20/2036		168	170
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		48	20
0.390% due 04/25/2037		26,300	13,163
0.400% due 01/25/2037		2,500	1,222
Hudson Straits CLO Ltd.
0.720% due 10/15/2016		44	44
Huntington CDO Ltd.
0.583% due 11/05/2040		52,327	48,140
Indymac Residential Asset-Backed Trust
0.370% due 07/25/2037		5,876	3,270
IXIS Real Estate Capital Trust
0.440% due 01/25/2037		6,419	3,081
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		282	261
0.290% due 08/25/2036		4	1
0.350% due 10/25/2036		14,500	8,889
0.370% due 07/25/2036		2,621	1,147
0.400% due 05/25/2035		1,350	1,267
0.400% due 03/25/2047		5,800	2,890
0.450% due 05/25/2036		4,500	3,055
0.470% due 05/25/2037		1,400	833
5.830% due 07/25/2036		7,148	4,525
Lehman XS Trust
0.260% due 05/25/2046 ^		50,154	16,297
0.360% due 04/25/2037		129	82
0.410% due 08/25/2046		5,900	4,157
0.440% due 04/25/2046		8,214	5,089
Long Beach Mortgage Loan Trust
0.370% due 09/25/2036		3,190	1,438
0.510% due 02/25/2036		2,890	1,271
0.550% due 01/25/2046		5,000	2,420
0.770% due 10/25/2034		629	560
0.810% due 06/25/2035		1,800	1,321

MASTR Asset-Backed Securities Trust
0.260% due 11/25/2036	102	41
0.450% due 03/25/2036	2,000	942
0.470% due 06/25/2036	14,451	5,143
Merit Securities Corp.
6.690% due 07/28/2033	1,347	1,438
Merrill Lynch First Franklin Mortgage Loan Trust
0.460% due 04/25/2037	11,440	6,226
Merrill Lynch Mortgage Investors, Inc.
0.280% due 04/25/2047	4,326	2,429
0.710% due 06/25/2036	1,000	832
5.450% due 02/25/2037 ^	1,910	438
Morgan Stanley ABS Capital
0.270% due 12/25/2036	1,610	764
0.350% due 11/25/2036	17,280	8,260
0.360% due 09/25/2036	14,300	5,994
0.360% due 10/25/2036	2,900	1,355
0.360% due 12/25/2036	1,460	702
0.370% due 09/25/2036	2,000	934
0.440% due 09/25/2036	2,000	988
0.450% due 06/25/2036	2,000	1,044
0.460% due 03/25/2037	26,794	12,734
0.550% due 03/25/2037	3,969	1,916
0.570% due 02/25/2037	4,898	2,075
1.010% due 07/25/2037	425	404
1.260% due 09/25/2033	2,495	2,337
Morgan Stanley Home Equity Loan Trust
0.560% due 04/25/2037	2,600	1,375
Mountain View Funding CLO
0.600% due 04/15/2019	1,971	1,936
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019	3,413	3,362
Nationstar Home Mortgage LLC
3.710% due 07/25/2034 ^	19	2
New Century Home Equity Loan Trust
0.720% due 09/25/2035	3,400	2,769
Newcastle CDO Ltd.
0.650% due 12/24/2039	54,619	48,748
North Carolina State Education Assistance Authority
1.010% due 07/25/2039	2,004	2,026
Novastar Home Equity Loan
0.330% due 11/25/2036	2,064	719
0.360% due 09/25/2036	8,500	3,510
0.380% due 11/25/2036	4,064	1,430
0.420% due 01/25/2037	4,930	1,935
0.460% due 10/25/2036	2,200	909
Octagon Investment Partners Ltd.
0.612% due 11/28/2018	4,037	3,963
0.671% due 12/02/2016	440	438
Option One Mortgage Loan Trust
0.340% due 07/25/2037	1,900	1,256
0.350% due 01/25/2037	10,600	5,250
0.390% due 04/25/2037	1,988	1,102
0.460% due 07/25/2037	2,300	1,168
5.599% due 01/25/2037 ^	3,851	3,856
Ownit Mortgage Loan Trust
0.360% due 05/25/2037	3,902	2,023
3.961% due 12/25/2036	1,290	668
Pacifica CDO Ltd.
0.574% due 01/26/2020	4,533	4,476
0.700% due 05/13/2016	550	547
Panhandle-Plains Higher Education Authority, Inc.
0.808% due 10/01/2018	4,305	4,302
1.438% due 10/01/2035	8,837	8,971
Park Place Securities, Inc.
0.470% due 09/25/2035	46	45
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019	17,518	17,509
RAAC Series
0.510% due 06/25/2044	1,527	1,280
0.550% due 08/25/2036	3,510	2,675
Renaissance Home Equity Loan Trust
0.710% due 12/25/2033	35	33
4.381% due 09/25/2037	7,880	4,158
Residential Asset Mortgage Products Trust
0.400% due 02/25/2036	2,082	1,892
0.410% due 03/25/2036	15,048	14,628
0.510% due 03/25/2036	12,900	7,905
0.770% due 06/25/2032	8	7
Residential Asset Securities Corp. Trust
0.360% due 07/25/2036	22,797	18,498
0.360% due 09/25/2036	1,517	1,478
0.380% due 11/25/2036	1,700	1,069
0.390% due 04/25/2036	3,444	3,103
0.460% due 08/25/2036	6,600	3,977
0.460% due 04/25/2037	12,000	9,225

0.650% due 11/25/2035		3,300	2,291
0.885% due 02/25/2035		2,491	2,260
1.035% due 07/25/2034		1,098	970
5.010% due 04/25/2033		4,101	4,052
6.228% due 04/25/2032		659	681
7.279% due 04/25/2032		637	623
Restructured Asset Securities
4.000% due 12/15/2030		970	967
SACO, Inc.
0.610% due 04/25/2035		6	4
Saxon Asset Securities Trust
0.380% due 10/25/2046		4,300	2,964
Securitized Asset-Backed Receivables LLC
0.460% due 03/25/2036		4,000	2,172
0.975% due 02/25/2034		3,428	3,088
SG Mortgage Securities Trust
0.360% due 10/25/2036		5,100	2,342
0.420% due 10/25/2036		2,300	1,062
0.480% due 02/25/2036		7,689	3,503
Sierra Madre Funding Ltd.
0.593% due 09/07/2039		105,148	74,612
0.613% due 09/07/2039		244,004	173,115
SLC Student Loan Trust
4.750% due 06/15/2033		3,435	3,284
SLM Student Loan Trust
0.315% due 07/25/2017		730	729
0.443% due 12/15/2023	EUR	17,143	21,849
0.453% due 09/15/2021		4,025	5,289
1.615% due 01/25/2018		$3,525	3,594
1.815% due 04/25/2023		15,714	16,394
3.459% due 05/16/2044		4,116	4,342
3.500% due 08/17/2043		3,629	3,512
Soundview Home Loan Trust
0.270% due 11/25/2036		161	56
0.410% due 01/25/2037		30,880	20,009
0.490% due 10/25/2036		10,374	5,560
Specialty Underwriting & Residential Finance
0.360% due 09/25/2037		6,700	2,492
0.510% due 12/25/2036		8,000	4,793
Structured Asset Investment Loan Trust
0.360% due 09/25/2036		3,200	2,158
0.570% due 10/25/2035		22,717	21,362
0.915% due 03/25/2034		85	75
0.930% due 02/25/2035		1,900	1,491
1.110% due 01/25/2035		7,628	7,555
1.140% due 01/25/2035		7,500	5,383
1.185% due 01/25/2035		1,713	589
1.335% due 07/25/2033		1,833	1,565
1.335% due 01/25/2035		606	22
1.785% due 01/25/2035		684	16
1.935% due 01/25/2035		950	12
2.160% due 01/25/2035		627	6
Structured Asset Securities Corp.
0.380% due 12/25/2036		7,100	4,586
0.530% due 05/25/2037		4,500	3,619
0.650% due 02/25/2035		3,670	3,122
0.790% due 01/25/2033		8	7
4.440% due 02/25/2035		8	8
Talon Funding Ltd.
0.801% due 06/05/2035		6,108	3,784
Terwin Mortgage Trust
1.150% due 12/25/2034		122	108
4.401% due 09/25/2036		376	387
4.650% due 07/25/2036		29	29
4.849% due 08/25/2036		372	379
Triaxx Prime CDO
0.470% due 10/02/2039		155,763	111,909
WaMu Asset-Backed Certificates
0.360% due 01/25/2037		9,511	4,910
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		2,938	1,192
Wells Fargo Home Equity Trust
0.470% due 05/25/2036		2,000	1,661
0.670% due 11/25/2035		1,400	1,254

Total Asset-Backed Securities (Cost $1,290,327)			1,416,834

SOVEREIGN ISSUES 7.1%
Australia Government Bond
5.500% due 12/15/2013	AUD	201,800	215,208
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	32,700	42,119
4.305% due 03/06/2014		21,700	28,703
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,867	1,400

10.000% due 01/01/2014		14,419	7,233
10.000% due 01/01/2017		111,471	57,457
Canada Government Bond
1.750% due 03/01/2013	CAD	12,600	12,683
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	50,118
10.000% due 12/05/2024		1,157,670	125,544
Province of Ontario
2.300% due 05/10/2016		$800	842
3.150% due 06/02/2022	CAD	134,200	139,663
Province of Quebec
2.750% due 08/25/2021		$58,500	61,162
3.000% due 09/01/2023	CAD	28,400	28,615
3.500% due 12/01/2022		144,300	152,871
5.000% due 12/01/2041		5,000	6,351
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	31,015
Republic of Germany
0.750% due 09/13/2013	EUR	200,000	265,335
Russia Government International Bond
4.500% due 04/04/2022		$56,000	64,260
State of North Rhine-Westphalia
1.625% due 09/17/2014		500	509
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	33,433	58,747
1.875% due 11/22/2022 (e)		4,538	9,451

Total Sovereign Issues (Cost $1,314,296)			1,359,286

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (f)		2,500	3,063

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		488,400	25,548

Total Convertible Preferred Securities (Cost $27,843)			28,611

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.6%
CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
2.556% due 02/14/2014		$75,950	75,925

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co. LLC
1.017% due 04/04/2013		17,000	16,956
1.018% due 04/04/2013		1,000	997

			17,953

REPURCHASE AGREEMENTS 3.1%
Banc of America Securities LLC
0.230% due 01/02/2013		7,700	7,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $7,853. Repurchase proceeds are $7,700.)
Goldman Sachs Group, Inc.
0.260% due 01/14/2013		45,000	45,000
(Dated 11/27/2012. Collateralized by Freddie Mac 3.500% due 08/01/2042 valued at $46,480. Repurchase proceeds are $45,012)
0.260% due 01/16/2013		37,700	37,700
(Dated 11/27/2012. Collateralized by Fannie Mae 5.000% due 08/01/2040 valued at $37,967. Repurchase proceeds are $37,710)
HSBC Bank USA N.A.
0.240% due 01/11/2013		110,000	110,000
(Dated 12/07/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020 valued at $110,859. Repurchase proceeds are $110,019.)
JPMorgan Securities, Inc.
0.250% due 01/02/2013		57,100	57,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $58,380. Repurchase proceeds are $57,101.)
RBC Capital Markets LLC
0.250% due 01/16/2013		104,700	104,700
(Dated 10/16/2012. Collateralized by Fannie Mae 4.000% - 4.500% due 02/01/2041 - 01/01/2042 valued at $106,322. Repurchase proceeds are $104,757)

0.250% due 02/04/2013	49,350	49,350
(Dated 11/05/2012. Collateralized by Ginnie Mae 3.000% due 08/20/2042 valued at $50,640. Repurchase proceeds are $49,370)
RBS Securities, Inc.
0.220% due 01/03/2013	105,200	105,200
(Dated 10/26/2012. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $105,286. Repurchase proceeds are $105,244)
0.220% due 01/08/2013	50,000	50,000
(Dated 12/05/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $50,892. Repurchase proceeds are $50,009)
State Street Bank and Trust Co.
0.010% due 01/02/2013	19,166	19,166
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $19,516 and Freddie Mac 2.060% due 10/17/2022 valued at $35. Repurchase proceeds are $19,166.)

		585,916

U.S. TREASURY BILLS 0.1%
0.140% due 03/14/2013 - 12/12/2013 (c)(l)(m)(n)(o)	12,682	12,674

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (g) 2.9%
PIMCO Short-Term Floating NAV Portfolio	55,715,315	557,543

Total Short-Term Instruments (Cost $1,250,210)		1,250,011

PURCHASED OPTIONS (q) 0.3%
(Cost $177,591)		49,538

Total Investments 120.1% (Cost $21,962,211)		$22,853,255
Written Options (r) (0.7%) (Premiums $72,502)		(136,094)
Other Assets and Liabilities (Net) (19.4%)		(3,684,818)

Net Assets 100.0%		$19,032,343

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $1,716,146 at a weighted average interest rate of 0.182%.

(j)	Securities with an aggregate market value of $283 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(k)	Securities with an aggregate market value of $56,709 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	(0.100%)	12/31/2012	01/02/2013	$57,113	$(57,113)

(l)	Securities with an aggregate market value of $4,474 have been pledged as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(m)	Securities with an aggregate market value of $29,407 and cash of $20 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	7,024	$1,009
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	3,210	(3,074)
Japan Government 10-Year Bond March Futures	Short	03/2013	56	682
U.S. Treasury 2-Year Note March Futures	Short	03/2013	3,004	(253)
U.S. Treasury 5-Year Note March Futures	Short	03/2013	1,272	247
U.S. Treasury 10-Year Note March Futures	Long	03/2013	7,485	(2,970)
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	2,540	4,764

				$405

(n)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $256,874 and cash of $9 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	(5.000%)	06/20/2014	$173,160	$(8,924)	$(7,084)
CDX.HY-13 5-Year Index	(5.000%)	12/20/2014	114,000	(7,072)	(7,642)
CDX.HY-14 5-Year Index	(5.000%)	06/20/2015	174,816	(10,790)	(13,412)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	598,656	(35,403)	(62,359)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	7,776	(228)	(830)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	45,837	(814)	(2,856)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	128,900	(718)	(983)
CDX.IG-12 5-Year Index	(1.000%)	06/20/2014	71,732	(733)	(732)
CDX.IG-13 5-Year Index	(1.000%)	12/20/2014	484,000	(6,106)	(5,794)
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015	195,100	(2,604)	(2,913)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	641,700	(8,585)	(12,092)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	323,900	(829)	405

				$(82,806)	$(116,292)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	133,900	$886	$1,315
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		17,100	592	584
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		34,200	405	378
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		390,000	2,064	3,187
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		17,100	(90)	(19)
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		30,900	(65)	66
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		163,900	1,175	(2,636)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$1,307,300	(18,629)	(8,658)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		1,416,700	(34,910)	(19,806)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		1,837,100	(63,735)	(40,856)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		77,500	(164)	(164)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		1,943,600	10,346	(9,146)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		246,300	(7,116)	(5,917)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		186,700	1,015	240
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		85,900	5,261	624
Receive	3-Month USD-LIBOR	2.735%	12/21/2042		163,100	1,643	1,643
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	12,300	(397)	(59)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		196,500	(2,042)	(760)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		185,200	2,133	1,184
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		219,200	7,327	6,586
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	158,500	(12,753)	(12,753)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023		103,600	(1,659)	(3,647)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		229,700	(15,750)	(13,098)
Receive	6-Month EUR-EURIBOR	3.250%	12/20/2040		212,800	(13,088)	785
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040		37,900	(2,000)	284
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		304,600	(10,080)	2,682
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2043		66,600	(4,878)	(5,192)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	JPY	19,810,000	(4,098)	15,057

						$(158,607)	$(88,096)

(o)	Securities with an aggregate market value of $112,632 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(p)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RYL	(1.950%	)	04/15/2020	$3,000	$600	$915	$(315)
Race Point CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 04/15/2020	BOA	(4.050%	)	04/15/2020	2,100	234	620	(386)

						$834	$1,535	$(701)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.029%		$18,300	$625	$498	$127
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.029%		11,300	386	292	94
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.106%		9,600	39	46	(7)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.716%		16,600	(202)	(129)	(73)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.683%		17,600	(225)	(149)	(76)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.413%		1,450	22	27	(5)
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.115%		4,600	(149)	0	(149)
BNP Paribas S.A.	BRC	(1.000%	)	06/20/2017	1.182%	EUR	3,100	31	325	(294)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.089%		14,800	65	675	(610)
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.182%		18,300	183	1,915	(1,732)
BNP Paribas S.A.	JPM	(0.660%	)	03/20/2014	0.148%		$10,000	(65)	0	(65)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.089%	EUR	21,000	93	939	(846)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.182%		9,800	98	1,028	(930)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.496%		$18,600	(307)	(17)	(290)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.802%		12,700	(121)	124	(245)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.612%		14,400	(212)	66	(278)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.802%		10,200	(96)	(24)	(72)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.612%		17,400	(255)	118	(373)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.509%		33,200	(615)	(178)	(437)
CBS Corp.	BRC	(1.000%	)	06/20/2019	1.048%		5,000	13	456	(443)
Centex Corp.	BPS	(1.000%	)	06/20/2016	0.519%		4,800	(81)	48	(129)
Centex Corp.	GST	(1.000%	)	06/20/2014	0.258%		1,000	(11)	14	(25)
Cigna Corp.	JPM	(1.000%	)	06/20/2019	0.835%		6,500	(69)	296	(365)
Citigroup, Inc.	BOA	(1.000%	)	12/20/2016	1.069%		24,300	56	1,623	(1,567)
Citigroup, Inc.	JPM	(1.000%	)	03/20/2017	1.118%		23,600	107	1,640	(1,533)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.567%		2,500	(146)	0	(146)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.328%		32,900	(939)	(840)	(99)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.573%		17,700	(594)	(569)	(25)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.332%		8,100	(257)	(165)	(92)
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.332%		9,800	(310)	(199)	(111)
Credit Agricole S.A.	DUB	(1.000%	)	06/20/2021	1.870%	EUR	8,000	681	443	238
D.E. Master Blenders NV	BPS	(0.640%	)	09/20/2013	0.118%		$600	(2)	0	(2)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2013	0.305%		10,900	(40)	155	(195)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.174%		2,500	13	162	(149)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.281%		4,330	40	248	(208)
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.102%		17,400	55	481	(426)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.510%		29,800	679	1,311	(632)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.577%		6,300	171	232	(61)
DDR Corp.	GST	(1.000%	)	06/20/2016	1.102%		17,300	54	502	(448)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	1.315%		6,900	40	639	(599)
Devon Energy Corp.	BRC	(1.050%	)	03/20/2014	0.208%		20,000	(214)	0	(214)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.432%		15,400	(455)	(435)	(20)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	0.257%		500	(2)	(9)	7
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.257%		200	(1)	(4)	3
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.939%		10,700	(26)	(187)	161
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.071%		17,900	91	375	(284)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	0.950%		14,600	(32)	207	(239)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.950%		55,100	(121)	790	(911)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.871%	EUR	17,200	698	1,571	(873)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.871%		18,000	731	1,343	(612)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%		$17,200	(582)	(401)	(181)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.439%		17,200	(363)	(305)	(58)
HCA, Inc.	JPM	(5.000%	)	03/20/2014	0.533%		5,000	(282)	(224)	(58)
Hillshire Brands Co.	BPS	(0.640%	)	09/20/2013	0.193%		600	(2)	1	(3)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.315%		16,900	(436)	(317)	(119)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.668%		17,900	(466)	(44)	(422)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.679%		17,200	(445)	(72)	(373)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.387%		25,300	(697)	(701)	4
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.336%		7,900	(210)	(161)	(49)
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.273%		15,500	(534)	(517)	(17)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.213%		17,200	(509)	(523)	14
HSBC Bank PLC	JPM	(1.000%	)	09/20/2016	0.445%	EUR	10,000	(277)	121	(398)
HSBC Bank PLC	MYC	(1.000%	)	09/20/2016	0.445%		14,600	(404)	217	(621)
Ingersoll-Rand Co.	BRC	(0.400%	)	09/20/2013	0.062%		$1,200	(3)	0	(3)
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.228%		17,200	(500)	(523)	23
Intesa Sanpaolo SpA	BPS	(1.000%	)	12/20/2016	2.470%	EUR	24,700	1,775	3,928	(2,153)
Intesa Sanpaolo SpA	BRC	(3.000%	)	12/20/2016	2.470%		17,300	(476)	869	(1,345)
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2021	3.004%		21,700	4,020	4,482	(462)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.004%		43,200	8,003	7,117	886
Intesa Sanpaolo SpA	FBF	(1.000%	)	09/20/2016	2.406%		$21,100	1,035	1,367	(332)
Jones Group, Inc.	BRC	(5.000%	)	06/20/2014	1.118%		15,000	(881)	(153)	(728)
KB Home	BPS	(1.000%	)	03/20/2015	1.576%		1,200	15	50	(35)
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.968%		14,900	(27)	248	(275)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.968%		8,900	(16)	114	(130)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.713%		18,800	(192)	(63)	(129)
Kimco Realty Corp.	SOG	(1.000%	)	06/20/2016	0.713%		3,800	(39)	(15)	(24)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.723%		17,300	415	(191)	606
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.798%		33,300	(275)	(115)	(160)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.851%		33,000	1,124	1,737	(613)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.851%		6,600	224	370	(146)
Lloyds Banking Group PLC	MYC	(3.000%	)	06/20/2020	3.019%	EUR	10,000	3	(190)	193
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.679%		$6,000	(92)	(118)	26
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.639%		9,700	(158)	(188)	30
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.679%		6,300	(96)	(105)	9
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.539%		17,700	(308)	(538)	230
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.679%		10,000	(152)	(162)	10
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.639%		23,700	(385)	(435)	50
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.961%		121,700	(242)	842	(1,084)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.047%		15,200	25	7	18
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	0.195%		9,200	(19)	63	(82)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.914%		7,900	(30)	93	(123)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.961%		17,100	(34)	249	(283)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.047%		16,600	28	81	(53)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.522%		17,900	(281)	(119)	(162)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.620%		30,200	(435)	487	(922)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.693%		65,700	(863)	(270)	(593)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.759%		31,200	(342)	(261)	(81)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.869%		29,900	(201)	(103)	(98)
Marriott International, Inc.	FBF	(1.000%	)	12/20/2017	0.869%		11,200	(75)	(22)	(53)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.620%		6,700	(97)	165	(262)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.817%		16,200	(143)	174	(317)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.693%		16,900	(222)	(123)	(99)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.234%		2,000	(42)	(46)	4
Masco Corp.	GST	(1.000%	)	03/20/2017	1.736%		2,500	74	224	(150)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.026%		3,000	1	139	(138)
Masco Corp.	UAG	(4.650%	)	12/20/2016	1.689%		5,000	(576)	0	(576)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.214%		38,100	(1,420)	(1,338)	(82)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.396%		5,000	(75)	0	(75)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.892%		2,000	(6)	115	(121)
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.744%		9,800	(120)	48	(168)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.033%		9,500	10	14	(4)
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.677%		6,800	(84)	(20)	(64)
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.926%		19,800	(78)	(174)	96
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.926%		11,600	(46)	(79)	33
Nordstrom, Inc.	DUB	(1.000%	)	12/20/2017	0.926%		7,200	(28)	(39)	11
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.677%		10,300	(126)	(30)	(96)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.926%		15,600	(61)	(85)	24
Nordstrom, Inc.	UAG	(1.000%	)	12/20/2017	0.926%		6,000	(23)	(32)	9
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.311%		15,500	(505)	(462)	(43)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.445%		15,700	(413)	(420)	7
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.418%		23,700	(620)	(749)	129
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	0.985%		6,500	(201)	(117)	(84)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.985%		2,000	(62)	(47)	(15)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	5.236%		5,000	37	(328)	365
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.681%		6,000	(30)	0	(30)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.681%		19,925	(346)	(268)	(78)
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2015	0.894%		4,800	(13)	314	(327)
Rabobank Group	BRC	(1.000%	)	03/20/2017	0.500%	EUR	12,700	(357)	272	(629)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.500%		16,500	(464)	228	(692)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.414%		$15,900	(418)	(502)	84
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.348%		17,700	(434)	(511)	77
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.414%		23,300	(613)	(748)	135
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.432%		1,000	(27)	(11)	(16)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	1.527%		4,500	(150)	(9)	(141)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.073%		4,000	14	59	(45)
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	2.527%		600	13	35	(22)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.723%		34,900	(321)	285	(606)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.861%		17,700	(97)	103	(200)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.861%		17,800	(98)	103	(201)
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	0.797%		7,600	(55)	62	(117)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	0.879%		4,800	(14)	216	(230)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.124%		16,100	(199)	0	(199)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	0.833%		17,700	(100)	231	(331)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	0.748%	EUR	9,300	(141)	298	(439)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	0.748%		7,600	(116)	265	(381)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	0.748%		7,900	(120)	276	(396)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.733%		$9,600	(122)	(144)	22
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.590%		6,000	(240)	0	(240)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	0.162%		2,000	(25)	(97)	72
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.889%		9,600	(47)	46	(93)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.889%		17,000	(84)	81	(165)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.690%		10,900	(112)	71	(183)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.889%		7,000	(34)	44	(78)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.380%		51,300	547	943	(396)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.380%		17,900	190	300	(110)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	1.517%		4,000	123	48	75
Target Corp.	BOA	(1.000%	)	09/20/2016	0.284%		16,900	(455)	(360)	(95)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.320%		82,300	(2,375)	(1,987)	(388)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.347%		18,700	(548)	(552)	4
Target Corp.	BOA	(1.000%	)	09/20/2017	0.370%		31,000	(924)	(879)	(45)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.347%		16,600	(487)	(486)	(1)
Target Corp.	JPM	(1.000%	)	09/20/2016	0.284%		24,000	(646)	(535)	(111)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.262%		18,500	(481)	(421)	(60)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.417%		1,400	(36)	0	(36)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	1.401%	EUR	6,500	153	203	(50)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	1.401%		9,500	224	320	(96)
Toll Brothers Finance Corp.	BPS	(1.000%	)	12/20/2017	1.521%		$2,000	49	109	(60)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	1.687%		29,300	1,491	2,138	(647)
Turkey Government International Bond	CBK	(1.000%	)	06/20/2021	1.705%		18,700	1,001	1,406	(405)
Turkey Government International Bond	FBF	(1.000%	)	06/20/2021	1.705%		3,200	171	243	(72)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.236%		17,200	(494)	(505)	11
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.304%		9,700	(319)	(289)	(30)
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.305%		1,500	(49)	(49)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.240%		17,200	(492)	(505)	13
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.543%		9,800	(352)	(323)	(29)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.350%		31,500	(919)	(987)	68
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.581%		17,700	(583)	(523)	(60)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.589%		17,300	(573)	(399)	(174)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.577%		40,400	(646)	427	(1,073)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.614%		15,500	(241)	349	(590)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.577%		55,400	(885)	625	(1,510)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.614%		15,500	(241)	385	(626)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.577%		25,000	(400)	368	(768)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.614%		21,000	(326)	527	(853)
Whirlpool Corp.	BRC	(1.000%	)	12/20/2017	1.236%		10,000	110	170	(60)
Whirlpool Corp.	CBK	(1.000%	)	06/20/2014	0.370%		5,000	(49)	354	(403)
Whirlpool Corp.	FBF	(1.000%	)	12/20/2017	1.236%		4,700	51	95	(44)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.089%		17,200	50	416	(366)
WPP Ltd.	DUB	(1.000%	)	06/20/2014	0.305%		18,751	(199)	(237)	38
Wyeth LLC	BRC	(0.390%	)	09/20/2013	0.042%		1,000	(3)	0	(3)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.655%		30,600	(525)	(594)	69

								$(13,902)	$28,575	$(42,477)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	CBK	5.000%	09/20/2016	2.461%		$2,400	$221	$136	$85
AES Corp.	MYC	5.000%	09/20/2016	2.461%		5,000	461	283	178
Ally Financial, Inc.	DUB	5.000%	12/20/2020	2.693%		34,600	5,268	1,502	3,766
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.275%	EUR	4,300	104	(647)	751
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.406%		$36,100	(1,149)	(1,547)	398
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.406%		14,800	(471)	(636)	165
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.406%		4,000	(128)	(172)	44
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.406%		24,200	(770)	(1,039)	269
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.406%		34,300	(1,091)	(1,532)	441
Brazil Government International Bond	RYL	1.000%	09/20/2021	1.406%		9,000	(287)	(376)	89
China Government International Bond	CBK	1.000%	12/20/2016	0.453%		2,100	46	(100)	146
China Government International Bond	DUB	1.000%	12/20/2016	0.453%		3,100	68	(157)	225
China Government International Bond	JPM	1.000%	12/20/2016	0.453%		4,100	90	(205)	295
DISH DBS Corp.	CBK	5.000%	09/20/2021	3.428%		7,500	836	647	189
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.437%		2,000	37	(6)	43
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%		2,000	36	(15)	51
Ensco PLC	FBF	1.000%	03/20/2014	0.328%		29,300	251	(218)	469
Goldman Sachs Group, Inc.	BRC	1.000%	12/20/2017	1.459%		18,500	(396)	(740)	344
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.443%		2,000	37	(1)	38
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.503%		1,000	18	(7)	25
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%		1,500	27	(6)	33
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.503%		1,000	18	(7)	25
Safeway, Inc.	BOA	1.000%	12/20/2022	4.101%		6,100	(1,374)	(1,436)	62
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	4.810%		4,000	31	(63)	94

							$1,883	$(6,342)	$8,225

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046		$11,768	$3,944	$4,766	$(822)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		8,686	2,911	3,550	(639)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		5,977	2,003	2,436	(433)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		5,947	2,950	3,077	(127)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		14,638	7,263	7,539	(276)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		20,951	10,395	10,796	(401)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	331,300	6,681	2,612	4,069
iTraxx Europe 9 Index	MYC	(1.750%	)	06/20/2018		207,500	(3,723)	6,005	(9,728)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		25,600	(246)	(448)	202
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		125,700	4,661	16,936	(12,275)
iTraxx Europe 17 Index	BOA	(1.000%	)	06/20/2017		14,600	88	230	(142)
iTraxx Europe 17 Index	BPS	(1.000%	)	06/20/2017		41,850	255	522	(267)
iTraxx Europe 17 Index	CBK	(1.000%	)	06/20/2017		250	1	3	(2)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		194,500	1,182	2,155	(973)
iTraxx Europe 17 Index	GST	(1.000%	)	06/20/2017		13,000	79	188	(109)
iTraxx Europe 17 Index	JPM	(1.000%	)	06/20/2017		46,800	284	681	(397)
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		252,900	1,537	2,965	(1,428)
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017		49,700	(2,264)	199	(2,463)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		900	(41)	4	(45)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		31,600	(1,440)	(533)	(907)
iTraxx Europe Senior Financials 16 Index	JPM	(1.000%	)	12/20/2016		41,500	992	2,312	(1,320)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		96,700	2,759	4,949	(2,190)
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	1,320,000	171	687	(516)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		670,000	87	349	(262)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		1,340,000	174	690	(516)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		1,350,000	175	703	(528)

							$40,878	$73,373	$(32,495)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045		$13,652	$(565)	$(1,980)	$1,415
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045		21,074	(872)	(3,056)	2,184
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	345,400	(6,966)	(12,637)	5,671

						$(8,403)	$(17,673)	$9,270

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.400%	01/02/2014	BRC	BRL	950,400	$1,393	$(49)	$1,442
Pay	1-Year BRL-CDI	7.778%	01/02/2014	HUS		135,700	479	272	207
Pay	1-Year BRL-CDI	7.785%	01/02/2014	MYC		1,014,500	3,686	2,253	1,433
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM		622,400	4,006	3,092	914
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		334,700	1,383	643	740
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		98,500	776	622	154
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		370,700	2,956	2,310	646
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		9,100	90	75	15
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA		222,300	4,986	0	4,986
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		2,100	47	0	47
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		1,006,500	23,094	665	22,429
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		96,300	2,219	0	2,219
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		77,900	1,830	(29)	1,859
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		772,100	19,372	2,512	16,860
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		14,700	369	4	365
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		470,500	13,955	1,948	12,007
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		147,400	(142)	(274)	132
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		59,400	45	101	(56)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		147,200	299	287	12
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		22,000	75	0	75
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		161,300	1,512	1,400	112
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	818,500	5,412	(309)	5,721
Pay	3-Month USD-LIBOR	0.100%	09/10/2014	GLM		$1,000	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	173,600	12,287	804	11,483
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		174,600	12,360	1,243	11,117
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		32,900	2,285	161	2,124
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		34,800	2,417	172	2,245
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		17,300	233	100	133
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	GLM		2,700	37	(4)	41
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		25,700	910	98	812
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	5,770,000	(2,407)	(700)	(1,707)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		51,730,000	(21,575)	(6,374)	(15,201)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	3,462,600	1,054	(61)	1,115
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,128,500	10,852	3,661	7,191
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		392,100	3,771	1,349	2,422

							$110,066	$15,972	$94,094

(q)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		$719,000	$11,504	$3
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		130,100	10,486	2,439
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		463,600	52,434	1,081
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.050%	06/11/2013		186,400	3,281	4,892
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.250%	06/18/2013		248,300	5,587	4,009

Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.885%	01/07/2013		328,400	14,778	580
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		207,300	16,523	16,400
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013	EUR	191,700	23,821	535
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		113,200	12,418	316

								$150,832	$30,255

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	99.500%	03/20/2013	$251,200	$3,862	$5,370
Put - OTC CDX.HY-19 5-Year Index	CBK	Buy	99.500%	03/20/2013	134,700	2,084	2,880
Call - OTC CDX.IG-19 5-Year Index	BOA	Sell	1.050%	03/20/2013	375,300	1,238	2,186
Call - OTC CDX.IG-19 5-Year Index	BPS	Sell	1.050%	03/20/2013	202,500	613	1,179

						$7,797	$11,615

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	JPM		$1.021	03/14/2013	AUD	84,300	$543	$763
Put - OTC AUD versus USD	CBK		1.005	04/09/2013		32,030	917	262
Put - OTC EUR versus USD	CBK		1.295	04/02/2013	EUR	122,400	4,125	1,468
Put - OTC EUR versus USD	CBK		1.290	04/09/2013		25,490	869	291
Put - OTC GBP versus USD	FBF		1.570	01/15/2013	GBP	98,700	810	6
Put - OTC GBP versus USD	MSX		1.580	01/15/2013		101,200	793	17
Put - OTC GBP versus USD	CBK		1.586	03/14/2013		55,100	400	330
Put - OTC GBP versus USD	MSX		1.593	03/14/2013		58,000	386	425
Call - OTC USD versus CNY	DUB	CNY	6.533	01/08/2013		$89,100	610	0
Call - OTC USD versus CNY	DUB		6.545	01/09/2013		82,295	551	0
Call - OTC USD versus CNY	DUB		6.548	01/09/2013		82,288	562	0
Call - OTC USD versus CNY	DUB		6.445	03/06/2013		68,400	371	11
Call - OTC USD versus CNY	HUS		6.450	03/06/2013		68,500	365	10
Call - OTC USD versus CNY	DUB		6.336	04/11/2013		255,900	3,293	625
Call - OTC USD versus CNY	JPM		6.420	09/11/2013		64,000	650	164
Call - OTC USD versus CNY	FBF		6.420	09/11/2013		61,700	620	158
Put - OTC USD versus CNY	FBF		6.420	09/11/2013		61,700	620	1,090
Put - OTC USD versus CNY	JPM		6.420	09/11/2013		64,000	650	1,131
Call - OTC USD versus CNY	DUB		6.552	10/11/2013		94,000	529	131
Call - OTC USD versus CNY	HUS		6.354	11/04/2013		130,800	1,298	786

							$18,962	$7,668

(r)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		$50,600	$349	$(1,237)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		50,600	1,204	(16)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		915,800	5,743	(22,389)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		915,800	23,045	(288)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		602,100	993	(527)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		870,300	16,536	(13,635)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		66,300	199	(147)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013	EUR	219,300	4,508	(38,151)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		56,500	978	(9,829)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		90,300	1,576	(15,710)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		143,800	2,744	(25,017)
Call - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		145,400	3,142	(86)
Call - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		28,600	622	(17)

Call - OTC 30-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	2.050%	01/07/2013		126,500	2,646	0

								$64,285	$(127,049)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	BOA	Sell	1.000%	03/20/2013	$1,256,000	$3,879	$(5,455)
Put - OTC CDX.IG-19 5-Year Index	BPS	Sell	1.400%	03/20/2013	577,800	2,164	(665)
Put - OTC CDX.IG-19 5-Year Index	CBK	Sell	1.000%	03/20/2013	673,500	2,174	(2,925)

						$8,217	$(9,045)

(s)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$0	0.00%

(t)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	3.000%	01/01/2028	$215,000	$226,590	$(226,993)
Fannie Mae	3.000%	01/01/2043	326,000	340,746	(341,689)
Fannie Mae	3.500%	01/01/2028	466,400	494,960	(494,894)
Fannie Mae	3.500%	01/01/2043	1,092,400	1,163,106	(1,164,985)
Fannie Mae	4.000%	01/01/2028	128,400	137,306	(137,529)
Fannie Mae	4.000%	01/01/2043	25,090	26,870	(26,901)
Fannie Mae	4.500%	01/01/2028	4,000	4,296	(4,304)
Fannie Mae	5.000%	01/01/2028	52,000	56,316	(56,290)
Fannie Mae	5.000%	02/01/2028	16,000	17,318	(17,315)
Fannie Mae	5.000%	01/01/2043	186,780	202,477	(202,335)
Fannie Mae	5.000%	02/01/2043	251,390	271,973	(272,365)
Fannie Mae	5.500%	01/01/2028	11,000	11,768	(11,805)
Fannie Mae	5.500%	02/01/2043	5,000	5,424	(5,435)
Fannie Mae	6.000%	01/01/2043	104,500	114,697	(114,150)
Freddie Mac	4.000%	01/01/2043	13,000	13,851	(13,882)
Freddie Mac	5.000%	01/01/2043	128,300	137,682	(138,063)
Ginnie Mae	3.500%	01/01/2043	1,445,700	1,568,238	(1,570,956)
Ginnie Mae	3.500%	02/01/2043	1,252,000	1,357,205	(1,358,518)
Ginnie Mae	4.000%	01/01/2043	296,000	322,803	(324,721)
Ginnie Mae	6.000%	01/01/2043	10,000	11,223	(11,157)
Ginnie Mae	6.500%	01/01/2043	8,000	9,090	(9,060)
U.S. Treasury Bonds	3.125%	02/15/2042	92,000	95,224	(96,976)
U.S. Treasury Bonds	3.875%	08/15/2040	12,400	14,805	(15,044)
U.S. Treasury Bonds	4.625%	02/15/2040	29,300	39,254	(39,982)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	15,483	17,599	(17,646)
U.S. Treasury Notes	0.625%	11/30/2017	26,200	26,080	(26,121)
U.S. Treasury Notes	1.000%	09/30/2016	303,600	309,005	(310,137)
U.S. Treasury Notes	1.375%	12/31/2018	9,200	9,412	(9,438)
U.S. Treasury Notes	2.625%	01/31/2018	104,900	114,531	(115,950)
U.S. Treasury Notes	3.750%	11/15/2018	4,800	5,563	(5,613)

				$7,125,412	$(7,140,254)

(6)	Market value includes $3,880 of interest payable on short sales.

(u)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	739,322		$771,135	DUB	$4,978	$0	$4,978
01/2013		7,456		7,839	UAG	112	0	112
01/2013	EUR	219,824		283,554	BOA	0	(6,603)	(6,603)
01/2013		168,852		218,713	BPS	0	(4,164)	(4,164)
01/2013		62,760		81,163	BRC	0	(1,677)	(1,677)
01/2013		281,607		366,210	FBF	0	(5,497)	(5,497)
01/2013	GBP	212,194		338,882	BOA	0	(5,816)	(5,816)
01/2013		247		400	UAG	0	(1)	(1)
01/2013	JPY	87,692		1,044	CBK	31	0	31
01/2013		7,709,809		94,006	DUB	5,006	0	5,006
01/2013	TRY	230,053		124,981	JPM	0	(3,502)	(3,502)
01/2013		$1,972	AUD	1,882	DUB	0	(22)	(22)
01/2013		1,832		1,751	HUS	0	(17)	(17)
01/2013		485,023	EUR	365,917	BOA	0	(2,031)	(2,031)
01/2013		240,480		182,182	BRC	0	(9)	(9)
01/2013		251,283		189,269	JPM	0	(1,457)	(1,457)
01/2013		1,572		1,209	RYL	24	0	24
01/2013		345,748	GBP	212,356	BOA	0	(786)	(786)
01/2013		136		85	RBC	2	0	2
01/2013		9,372	JPY	784,971	UAG	0	(310)	(310)
02/2013	CNY	1,951,321		$305,694	BOA	0	(4,485)	(4,485)
02/2013	EUR	365,917		485,182	BOA	2,058	0	2,058
02/2013		182,182		240,558	BRC	21	0	21
02/2013		189,269		251,361	JPM	1,467	0	1,467
02/2013	GBP	212,356		345,716	BOA	784	0	784
02/2013		237		386	BRC	1	0	1
02/2013	HUF	1,026,000		4,560	FBF	0	(66)	(66)
02/2013		27,667,429		124,130	JPM	0	(623)	(623)
02/2013		$9,850	BRL	20,335	HUS	39	0	39
02/2013		87,072	CNY	546,200	BRC	0	(248)	(248)
02/2013		155,269		973,475	CBK	0	(526)	(526)
02/2013		56,800		357,444	DUB	18	0	18
02/2013		37,630		236,053	GST	0	(107)	(107)
02/2013		423,184		2,694,777	JPM	5,234	(60)	5,174
02/2013		305,633		1,921,860	UAG	733	(870)	(137)
02/2013		1,318	EUR	995	HUS	0	(5)	(5)
02/2013		154	GBP	96	BPS	2	0	2
03/2013	CAD	242,198		$245,768	DUB	2,681	0	2,681
03/2013		23,210		23,470	HUS	174	0	174
03/2013		77,876		78,862	RBC	700	0	700
03/2013		$27,715	BRL	57,817	MSC	310	0	310
03/2013		58,315		122,120	UAG	880	0	880
03/2013		207	CAD	205	CBK	0	(2)	(2)
04/2013	MXN	1,087,569		$82,371	HUS	0	(1,062)	(1,062)
04/2013		$95,047	BRL	196,890	UAG	20	0	20
04/2013		821	MXN	10,745	DUB	4	0	4
04/2013		374		4,840	HUS	0	(3)	(3)
04/2013		5,335		69,808	JPM	20	0	20
04/2013		743		9,788	UAG	8	0	8
08/2013		27,956	CNY	175,119	DUB	0	(243)	(243)
08/2013		18,919		119,000	RYL	0	(86)	(86)
08/2013		21,031		132,000	UAG	0	(141)	(141)
09/2013	EUR	100,000		$122,680	HUS	0	(9,643)	(9,643)
09/2013		100,000		122,611	JPM	0	(9,712)	(9,712)
10/2013		$7,000	CNY	44,457	HUS	28	0	28
04/2014		8,166		50,000	RYL	0	(297)	(297)
10/2016	JPY	14,171,622		$200,296	DUB	30,123	0	30,123

						$55,458	$(60,071)	$(4,613)

(v)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$301,276	$0	$301,276
Corporate Bonds & Notes
Banking & Finance	0	3,134,868	18,646	3,153,514
Industrials	0	748,419	18,325	766,744
Utilities	0	280,613	1,576	282,189
Municipal Bonds & Notes
Alaska	0	25,254	0	25,254
Arizona	0	3,511	0	3,511
California	0	414,693	0	414,693
Colorado	0	22,346	0	22,346
District of Columbia	0	14,253	0	14,253
Florida	0	8,273	0	8,273
Georgia	0	10,458	0	10,458
Illinois	0	29,153	0	29,153
Indiana	0	11,479	0	11,479
Louisiana	0	297	0	297
Massachusetts	0	8,479	0	8,479
Michigan	0	274	0	274
Minnesota	0	10,092	0	10,092
Nevada	0	1,716	0	1,716
New York	0	144,267	0	144,267
North Carolina	0	3,721	0	3,721
Ohio	0	35,664	0	35,664
Pennsylvania	0	8,234	0	8,234
Puerto Rico	0	16	0	16
Texas	0	29,961	0	29,961
Virginia	0	770	0	770
Washington	0	57,730	0	57,730
West Virginia	0	4,559	0	4,559
U.S. Government Agencies	0	5,375,667	23,196	5,398,863
U.S. Treasury Obligations	0	6,201,641	0	6,201,641
Mortgage-Backed Securities	0	1,768,268	31,280	1,799,548
Asset-Backed Securities	0	1,108,095	308,739	1,416,834
Sovereign Issues	0	1,359,286	0	1,359,286
Convertible Preferred Securities
Banking & Finance	0	3,063	0	3,063
Utilities	0	25,548	0	25,548
Short-Term Instruments
Certificates of Deposit	0	75,925	0	75,925
Commercial Paper	0	17,953	0	17,953
Repurchase Agreements	0	585,916	0	585,916
U.S. Treasury Bills	0	12,674	0	12,674
Central Funds Used for Cash Management Purposes	557,543	0	0	557,543
Purchased Options
Credit Contracts	0	11,615	0	11,615
Foreign Exchange Contracts	0	7,668	0	7,668
Interest Rate Contracts	0	30,255	0	30,255
	$557,543	$21,893,950	$401,762	$22,853,255

Short Sales, at value	$0	$(7,140,254)	$0	$(7,140,254)

Financial Derivative Instruments - Assets
Credit Contracts	0	26,152	94	26,246
Foreign Exchange Contracts	0	55,458	0	55,458
Interest Rate Contracts	6,702	145,673	0	152,375
	$6,702	$227,283	$94	$234,079

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(209,758)	0	(209,758)
Foreign Exchange Contracts	0	(60,071)	0	(60,071)
Interest Rate Contracts	(6,297)	(266,727)	0	(273,024)

	$(6,297)	$(536,556)	$0	$(542,853)

Totals	$557,948	$14,444,423	$401,856	$15,404,227

(ii) There were assets and liabilities valued at $25,548 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$1,619	$16,158	$0	$(36)	$0	$905	$0	$0	$18,646	$905
Industrials	27,094	0	(8,423)	0	334	(680)	0	0	18,325	0
Utilities	1,810	0	(275)	(6)	(5)	52	0	0	1,576	34
U.S. Government Agencies	42,413	0	(3,188)	493	1	136	0	(16,659)	23,196	37
Mortgage-Backed Securities	30,214	1,158	(6,358)	317	3,802	2,147	0	0	31,280	1,882
Asset-Backed Securities	9,224	301,984	(26,453)	2,013	9,693	12,278	0	0	308,739	12,277
Purchased Options
Interest Rate Contracts	82,109	0	(85,153)	0	(11,151)	14,195	0	0	0	0

	$194,483	$319,300	$(129,850)	$2,781	$2,674	$29,033	$0	$(16,659)	$401,762	$15,135
Financial Derivative Instruments - Assets
Credit Contracts	0	0	0	0	0	94	0	0	94	94
Interest Rate Contracts	2,665	0	0	0	0	(2,665)	0	0	0	0

	$2,665	$0	$0	$0	$0	$(2,571)	$0	$0	$94	$94
Financial Derivative Instruments - Liabilities
Credit Contracts	(228)	0	0	0	0	(87)	0	315	0	0
Interest Rate Contracts	(7,854)	0	0	0	0	7,854	0	0	0	0

	$(8,082)	$0	$0	$0	$0	$7,767	$0	$315	$0	$0

Totals	$189,066	$319,300	$(129,850)	$2,781	$2,674	$34,229	$0	$(16,344)	$401,856	$15,229

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,789	Benchmark Pricing	Base Price	113.00
	16,857	Third Party Vendor	Broker Quote	104.50 - 109.97
Industrials	0	Other Valuation Techniques (4)	—	—
	18,325	Third Party Vendor	Broker Quote	106.00 - 115.12
Utilities	1,576	Third Party Vendor	Broker Quote	97.00
U.S. Government Agencies	23,196	Benchmark Pricing	Base Price	98.00 - 128.90
Mortgage-Backed Securities	1,157	Benchmark Pricing	Base Price	100.59
	30,123	Third Party Vendor	Broker Quote	19.10 - 94.18
Asset-Backed Securities	307,946	Benchmark Pricing	Base Price	28.00 - 97.77
	793	Third Party Vendor	Broker Quote	101.75
Financial Derivative Instruments - Assets
Credit Contracts	94	Indicative Market Quotations	Broker Quote	0.58
Total	$ 401,856

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
DaVita, Inc.
4.000% due 11/01/2019		$200	$202
Del Monte Foods Co.
4.500% due 02/16/2018		575	577

Total Bank Loan Obligations (Cost $768)			779

CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 2.8%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,375
AGFC Capital Trust
6.000% due 01/15/2067		100	62
Capital One Capital
8.875% due 05/15/2040		200	200
Citigroup, Inc.
3.953% due 06/15/2016		200	215
4.587% due 12/15/2015		100	109
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		300	314
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		1,100	1,275
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	107
6.400% due 08/28/2017		100	118
6.750% due 05/21/2013	EUR	100	135
Morgan Stanley
5.950% due 12/28/2017		$600	680
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	622
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	1,128
6.666% due 10/05/2017 (f)	CAD	100	89
6.990% due 10/05/2017 (f)		$2,050	1,958
7.640% due 09/29/2017 (f)		100	91
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		400	431
SLM Corp.
5.375% due 05/15/2014		50	52
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	131
5.750% due 09/15/2016		$100	91
Stone Street Trust
5.902% due 12/15/2015		500	548
Weyerhaeuser Co.
7.375% due 10/01/2019		200	247

			9,978

INDUSTRIALS 1.0%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	611
Barrick North America Finance LLC
4.400% due 05/30/2021		300	329
CVS Pass-Through Trust
7.507% due 01/10/2032		848	1,121
Del Monte Corp.
7.625% due 02/15/2019		150	157
DISH DBS Corp.
5.000% due 03/15/2023		300	302
General Electric Co.
2.700% due 10/09/2022		400	408
Petrobras International Finance Co.
7.875% due 03/15/2019		100	125
RZD Capital Ltd.
5.739% due 04/03/2017		500	561
UAL Pass-Through Trust
10.400% due 05/01/2018		191	220

			3,834

UTILITIES 1.2%
Embarq Corp.
7.995% due 06/01/2036		2,600	2,873
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		100	120

8.146% due 04/11/2018	200	248
Petroleos Mexicanos
5.500% due 01/21/2021	900	1,056

		4,297

Total Corporate Bonds & Notes (Cost $15,913)		18,109

MUNICIPAL BONDS & NOTES 72.3%
ALASKA 1.3%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,810

ARIZONA 0.8%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	595
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,499

		3,094

CALIFORNIA 9.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.041% due 04/01/2045	5,000	5,036
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024	1,000	1,226
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	8,962
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,681
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	555
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,244
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,974
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	137
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	607
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,819
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	250	258
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	474
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)	1,000	732
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	598
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	154
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,180
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,742
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,215
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	517
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	795

		34,906

COLORADO 2.4%
Colorado Springs, Colorado Utilities System Revenue Notes, Series 2012
5.000% due 11/15/2020	2,000	2,506
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	803
Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,442

		8,751

FLORIDA 4.4%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,957
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,876
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2023	5,000	6,262

Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,237
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	476

		15,808

GEORGIA 1.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,377
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,945

		4,322

ILLINOIS 1.9%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,322
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,477
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	125
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,117
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	665

		6,706

INDIANA 3.5%
Indiana Finance Authority Revenue Bonds, Series 2005
0.130% due 02/01/2035	5,000	5,000
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	248
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	595
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	546
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	6,104

		12,493

IOWA 0.5%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,918

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	422

MARYLAND 0.2%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	924

MASSACHUSETTS 4.2%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	190
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.110% due 12/01/2030	5,000	5,000
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,175
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,457
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,286
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.120% due 07/01/2017	5,000	5,000

		15,108

MICHIGAN 2.4%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,534
University of Michigan Revenue Bonds, Series 1998
0.110% due 12/01/2024	5,000	5,000

		8,534

MINNESOTA 0.4%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,376

MISSOURI 1.4%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.110% due 02/15/2034	4,900	4,900

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	458

NEW HAMPSHIRE 1.4%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series 2007
0.120% due 06/01/2031	5,000	5,000

NEW JERSEY 3.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	6,239
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,866
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,785

		12,890

NEW YORK 15.7%
New York City, New York General Obligation Bonds, Series 1993
0.120% due 08/01/2017	4,500	4,500
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2029	1,000	1,185
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024 (b)	1,400	1,728
5.000% due 08/01/2027 (b)	200	243
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,250
5.000% due 08/01/2019	5,000	6,127
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	579
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,631
5.250% due 06/15/2044	4,300	5,043
5.375% due 06/15/2043	3,000	3,540
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
4.000% due 06/15/2045	1,000	1,041
5.000% due 06/15/2022	4,000	5,064
5.000% due 06/15/2045	1,600	1,822
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	125	125
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	585
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	2,000	2,302
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	584
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,184
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,417
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,221
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	112
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,227
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,809
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,312

		56,631

NORTH CAROLINA 0.4%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	572
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	790

		1,362

OHIO 2.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	449
6.500% due 06/01/2047	5,100	4,976

Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,112
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	120

		8,657

OKLAHOMA 0.5%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,816

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	609

PENNSYLVANIA 0.4%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	604
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	740

		1,344

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	554

TEXAS 8.8%
Conroe Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2030	4,000	4,792
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	171
Dallas/Fort Worth International Airport Facilities Improvement Corp. Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,214
5.000% due 11/01/2020	1,000	1,219
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2028	2,000	2,241
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,192
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	288
Houston, Texas Utility System Revenue Bonds, Series 2012
0.730% due 05/15/2034	2,500	2,505
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	2,004
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,875
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,813
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	571
Lower Neches Valley Authority Industrial Development Corp. Texas Revenue Bonds, Series 2011
0.090% due 11/01/2051	5,000	5,000
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	614
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	891
5.000% due 04/01/2019	1,000	1,217
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	150
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,788
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	118

		31,663

VIRGINIA 0.1%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	483

WASHINGTON 3.9%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,121
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	292
5.250% due 01/01/2039	500	585
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	3,055
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,241

Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2023		5,750	7,178
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	606

			14,078

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		195	156

WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		900	1,032
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	152

			1,184

Total Municipal Bonds & Notes (Cost $240,238)			260,957

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.330% due 03/25/2034		73	73
1.110% due 04/25/2032		76	77
3.500% due 01/01/2043		500	533
Freddie Mac
1.582% due 10/25/2021 (a)		695	76

Total U.S. Government Agencies (Cost $743)			759

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Bonds
2.750% due 11/15/2042		2,600	2,497
3.125% due 02/15/2042 (i)		600	625
6.125% due 11/15/2027 (k)		16	24
7.125% due 02/15/2023 (j)(k)		600	904
7.875% due 02/15/2021 (k)		25	37
8.125% due 05/15/2021 (k)		92	141
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (i)(j)(k)		6,847	7,438
0.125% due 07/15/2022 (i)		3,521	3,820
0.625% due 07/15/2021 (i)		5,234	5,950
0.750% due 02/15/2042 (i)(k)		5,118	5,613
2.125% due 02/15/2041 (j)(k)		951	1,404
U.S. Treasury Notes
0.250% due 03/31/2014		100	100
1.000% due 06/30/2019 (k)		500	498
1.000% due 11/30/2019		5,100	5,047
1.500% due 07/31/2016 (h)(i)(j)(k)(l)		2,800	2,903
2.125% due 12/31/2015 (k)		600	632
2.125% due 08/15/2021		5,100	5,357
2.625% due 08/15/2020 (j)(k)		44	48
3.125% due 05/15/2021		3,000	3,399

Total U.S. Treasury Obligations (Cost $44,984)			46,437

MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Assets LLC
1.125% due 09/25/2046		53	33
Banc of America Funding Corp.
3.088% due 06/20/2032		92	94
5.621% due 01/20/2047 ^		85	62
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		452	458
3.010% due 02/25/2034		232	230
5.260% due 03/25/2035		463	459
Countrywide Alternative Loan Trust
0.391% due 02/20/2047		587	354
Countrywide Home Loan Mortgage Pass-Through Trust
3.026% due 08/25/2034		62	54
Credit Suisse First Boston Mortgage Securities Corp.
2.559% due 07/25/2033		58	58
EMF-NL
1.009% due 04/17/2041	EUR	100	112
Eurosail PLC
0.959% due 10/17/2040		110	137
Granite Master Issuer PLC
0.734% due 12/20/2054	GBP	3,436	5,490
GSR Mortgage Loan Trust
2.745% due 06/25/2034		$96	95
5.750% due 01/25/2037		92	92
Indymac Index Mortgage Loan Trust
0.510% due 07/25/2035		3,453	2,750

MASTR Adjustable Rate Mortgages Trust
2.541% due 05/25/2034		234	232
Mellon Residential Funding Corp.
0.639% due 08/15/2032		659	665
0.689% due 06/15/2030		176	175
Merrill Lynch Mortgage Investors Trust
1.214% due 10/25/2035		58	57
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		117	102
Residential Asset Securitization Trust
6.000% due 07/25/2037		398	325
Structured Asset Mortgage Investments, Inc.
0.430% due 05/25/2036		620	411
0.460% due 07/19/2035		111	97
Thornburg Mortgage Securities Trust
1.460% due 06/25/2037		249	208
5.750% due 06/25/2037		1,253	1,234
WaMu Mortgage Pass-Through Certificates
1.565% due 08/25/2042		65	62
4.680% due 03/25/2037		2,255	1,896
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		330	331

Total Mortgage-Backed Securities (Cost $15,076)			16,273

ASSET-BACKED SECURITIES 8.8%
Berica ABS SRL
0.485% due 12/30/2055	EUR	4,000	4,973
Citigroup Mortgage Loan Trust, Inc.
0.350% due 08/25/2036		$187	102
Countrywide Asset-Backed Certificates
0.350% due 07/25/2037		11,100	6,690
0.350% due 08/25/2037		1,000	623
0.360% due 01/25/2037		5,044	4,248
0.360% due 06/25/2047		7,400	5,405
0.490% due 09/25/2036		3,350	1,405
Credit-Based Asset Servicing and Securitization LLC
5.303% due 12/25/2035		654	619
IXIS Real Estate Capital Trust
0.440% due 01/25/2037		183	88
JPMorgan Mortgage Acquisition Corp.
0.350% due 10/25/2036		1,000	613
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		1,490	1,112
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019		317	317
Residential Asset Mortgage Products Trust
0.410% due 03/25/2036		551	535
Residential Asset Securities Corp. Trust
0.390% due 04/25/2036		383	345
0.470% due 07/25/2036		3,700	887
6.228% due 04/25/2032		19	19
Sierra Madre Funding Ltd.
0.613% due 09/07/2039		4,654	3,302
WaMu Asset-Backed Certificates
0.360% due 01/25/2037		932	481

Total Asset-Backed Securities (Cost $27,094)			31,764

SOVEREIGN ISSUES 2.2%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	600	773
4.305% due 03/06/2014		400	529
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	52	25
10.000% due 01/01/2014		258	129
10.000% due 01/01/2017		1,965	1,013
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	895
10.000% due 12/05/2024		20,950	2,272
Province of Ontario
3.150% due 06/02/2022	CAD	1,600	1,665
Qatar Government International Bond
5.250% due 01/20/2020		$500	599

Total Sovereign Issues (Cost $7,648)			7,900

SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS 3.3%
State Street Bank and Trust Co.
0.010% due 01/02/2013		12,039	12,039

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $12,284. Repurchase proceeds are $12,039.)

U.S. TREASURY BILLS 0.6%
0.145% due 02/07/2013 - 09/19/2013 (c)(j)(k)(l)	1,927	1,926

Total Short-Term Instruments (Cost $13,965)		13,965

PURCHASED OPTIONS (n) 0.2%
(Cost $3,132)		892

Total Investments 110.2% (Cost $369,561)		$397,835
Written Options (o) (0.7%) (Premiums $1,173)		(2,420)
Other Assets and Liabilities (Net) (9.5%)		(34,448)

Net Assets 100.0%		$360,967

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $19,580 at a weighted average interest rate of 0.254%.

(h)	Securities with an aggregate market value of $251 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(i)	Securities with an aggregate market value of $20,696 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BPG	0.340%	11/30/2012	01/03/2013	$2,613	$(2,614)
JPS	0.300%	12/12/2012	01/08/2013	645	(645)
	0.320%	12/12/2012	01/08/2013	16,281	(16,284)
	0.340%	12/14/2012	01/07/2013	1,448	(1,448)

					$(20,991)

(j)	Securities with an aggregate market value of $689 and cash of $619 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	21	$6
90-Day Eurodollar December Futures	Long	12/2015	134	19
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	73	(81)
Japan Government 10-Year Bond March Futures	Short	03/2013	1	12
U.S. Treasury 2-Year Note March Futures	Short	03/2013	55	(5)
U.S. Treasury 5-Year Note March Futures	Short	03/2013	163	32
U.S. Treasury 10-Year Note March Futures	Long	03/2013	66	(5)
U.S. Treasury 30-Year Bond March Futures	Long	03/2013	83	(222)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2013	184	(544)

				$(788)

(k)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $6,197 and cash of $2,816 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	(5.000%)	06/20/2015	$1,248	$(77)	$(96)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	17,952	(1,062)	(1,907)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	1,584	(28)	(88)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	5,350	(30)	(38)
CDX.IG-12 5-Year Index	(1.000%)	06/20/2014	99	(1)	(1)
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015	20,900	(279)	(364)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	6,500	(87)	(126)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	4,600	(12)	8

				$(1,576)	$(2,612)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	2,500	$17	$25
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		300	10	10
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		800	9	9
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		7,600	40	62
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		300	(2)	0
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		800	(2)	2
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		3,200	23	(50)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$23,800	(339)	(158)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		13,500	(468)	(311)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		1,900	(4)	(4)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		77,500	(3,667)	(3,252)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		76,400	407	(909)
Receive	3-Month USD-LIBOR	2.500%	06/20/2027		600	(14)	(23)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		12,700	(367)	(346)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		7,700	42	13
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		3,000	184	22
Receive	3-Month USD-LIBOR	2.735%	12/21/2042		2,900	29	29
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	1,400	28	22
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		900	(29)	(4)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		4,000	(42)	(15)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		1,300	15	10
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		2,300	77	69
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	5,900	(94)	(208)
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040		22,600	(1,193)	169
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		3,300	(109)	29
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2043		1,300	(95)	(101)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	JPY	360,000	(74)	274

						$(5,618)	$(4,636)

(l)	Securities with an aggregate market value of $1,242 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(m)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.029%		$300	$10	$8	$2
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.029%		200	7	5	2
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.106%		200	1	1	0
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.716%		300	(3)	(2)	(1)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.683%		300	(4)	(3)	(1)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.089%	EUR	300	2	14	(12)
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.182%		400	4	42	(38)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.089%		300	1	13	(12)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.182%		200	2	21	(19)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.496%		$300	(5)	0	(5)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.802%		200	(2)	2	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.612%		200	(3)	1	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.802%		300	(3)	(1)	(2)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.612%		300	(4)	2	(6)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.509%		600	(11)	(3)	(8)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.328%		600	(17)	(15)	(2)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.573%		300	(10)	(10)	0
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.332%		100	(3)	(2)	(1)
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.332%		200	(6)	(4)	(2)
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.102%		300	1	8	(7)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.510%		600	13	26	(13)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.577%		100	3	4	(1)
DDR Corp.	GST	(1.000%	)	06/20/2016	1.102%		300	1	9	(8)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.432%		300	(8)	(8)	0
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.071%		300	1	6	(5)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	0.950%		300	(1)	4	(5)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.950%		900	(2)	13	(15)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.871%	EUR	300	12	27	(15)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.871%		300	12	22	(10)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%		$300	(10)	(7)	(3)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.439%		300	(6)	(5)	(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.315%		300	(8)	(6)	(2)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.668%		300	(8)	(1)	(7)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.679%		300	(7)	(1)	(6)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.387%		500	(14)	(14)	0
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.336%		100	(3)	(2)	(1)
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.273%		300	(10)	(10)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.213%		300	(9)	(9)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.228%		300	(8)	(9)	1
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.968%		300	(1)	5	(6)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.968%		200	0	3	(3)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.713%		300	(3)	(1)	(2)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.723%		300	8	(3)	11
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.798%		600	(5)	(2)	(3)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.851%		600	21	32	(11)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.851%		100	4	6	(2)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.679%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.639%		200	(3)	(4)	1
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.679%		100	(2)	(2)	0
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.539%		300	(5)	(9)	4
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.679%		200	(3)	(3)	0
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.639%		400	(6)	(7)	1
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.961%		2,200	(4)	15	(19)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.047%		300	0	0	0
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.914%		100	(1)	1	(2)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.961%		300	(1)	4	(5)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.047%		300	0	1	(1)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.522%		300	(5)	(2)	(3)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.620%		600	(9)	10	(19)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.693%		1,200	(16)	(5)	(11)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.759%		600	(7)	(5)	(2)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.869%		600	(4)	(2)	(2)
Marriott International, Inc.	FBF	(1.000%	)	12/20/2017	0.869%		100	(1)	0	(1)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.620%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.817%		300	(3)	3	(6)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.693%		300	(4)	(2)	(2)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.214%		400	(15)	(14)	(1)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.214%		300	(11)	(10)	(1)
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.744%		200	(2)	1	(3)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.033%		200	0	0	0
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.677%		100	(1)	0	(1)
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.926%		400	(1)	(3)	2
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.926%		200	0	(1)	1
Nordstrom, Inc.	DUB	(1.000%	)	12/20/2017	0.926%		600	(2)	(3)	1
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.677%		200	(3)	(1)	(2)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.926%		100	(1)	(1)	0
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.311%		300	(10)	(9)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.445%		300	(8)	(8)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.418%		400	(11)	(13)	2
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.500%	EUR	300	(9)	4	(13)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.414%		$300	(7)	(9)	2
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.348%		300	(8)	(9)	1
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.414%		400	(11)	(13)	2
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.723%		600	(5)	5	(10)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.861%		300	(1)	2	(3)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.861%		300	(1)	2	(3)
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	0.797%		100	(1)	1	(2)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.124%		100	(1)	0	(1)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	0.833%		300	(2)	4	(6)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	0.748%	EUR	100	(2)	3	(5)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	0.748%		200	(3)	7	(10)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	0.748%		200	(3)	7	(10)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.733%		$200	(2)	(3)	1
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.889%		200	(1)	1	(2)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.889%		300	(2)	1	(3)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.690%		200	(2)	1	(3)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.889%		100	0	1	(1)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.380%		900	10	17	(7)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.380%		300	3	5	(2)
Target Corp.	BOA	(1.000%	)	09/20/2016	0.284%		300	(8)	(6)	(2)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.320%		1,500	(43)	(36)	(7)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.347%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.370%		500	(15)	(14)	(1)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.347%		300	(9)	(9)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.284%		400	(11)	(9)	(2)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.262%		300	(8)	(7)	(1)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	1.401%	EUR	100	2	3	(1)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	1.401%		200	5	7	(2)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	1.687%		$500	26	37	(11)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.236%		300	(9)	(9)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.304%		200	(7)	(6)	(1)
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.305%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.240%		300	(9)	(9)	0
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.543%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.350%		600	(18)	(19)	1
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.581%		300	(10)	(9)	(1)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.589%		300	(10)	(7)	(3)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.577%		400	(6)	4	(10)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.614%		300	(4)	7	(11)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.577%		800	(13)	8	(21)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.614%		300	(5)	7	(12)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.614%		400	(6)	10	(16)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.089%		300	1	7	(6)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.655%		600	(11)	(12)	1

								$(445)	$37	$(482)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Ally Financial, Inc.	DUB	5.000%	12/20/2020	2.693%	$600	$91	$26	$65
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.275%	200	24	7	17
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.406%	600	(19)	(26)	7
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.406%	500	(15)	(21)	6
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.406%	700	(22)	(31)	9
China Government International Bond	CBK	1.000%	12/20/2016	0.453%	200	4	(10)	14
Ensco PLC	FBF	1.000%	03/20/2014	0.328%	500	4	(4)	8
Safeway, Inc.	BOA	1.000%	12/20/2022	4.101%	100	(23)	(24)	1
SLM Corp.	BOA	5.000%	03/20/2016	2.338%	300	25	0	25

						$69	$(83)	$152

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046		$280	$94	$114	$(20)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		187	62	76	(14)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		93	31	38	(7)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		91	45	47	(2)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		274	136	141	(5)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		457	227	236	(9)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	6,100	123	48	75
iTraxx Europe 9 Index	MYC	(1.750%	)	06/20/2018		3,700	(66)	107	(173)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		600	(5)	(10)	5
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		2,200	81	291	(210)
iTraxx Europe 17 Index	BOA	(1.000%	)	06/20/2017		1,100	7	15	(8)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		3,500	22	39	(17)
iTraxx Europe 17 Index	JPM	(1.000%	)	06/20/2017		500	3	7	(4)
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		88,400	537	1,162	(625)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		1,800	(82)	7	(89)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		600	(27)	(10)	(17)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		700	17	49	(32)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,800	51	92	(41)
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	30,000	4	16	(12)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	1	5	(4)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		20,000	2	10	(8)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		20,000	2	10	(8)

							$1,265	$2,490	$(1,225)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045		$217	$(9)	$(31)	$22
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045		379	(16)	(55)	39
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	6,100	(123)	(223)	100

						$(148)	$(309)	$161

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.420%	01/02/2014	BOA	BRL	19,700	$31	$0	$31
Pay	1-Year BRL-CDI	7.785%	01/02/2014	MYC		26,400	96	58	38
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM		700	4	3	1
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,900	24	11	13
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,600	13	10	3
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,100	41	15	26
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		4,000	40	33	7
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		15,600	358	11	347
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,300	30	1	29
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		1,700	39	0	39
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		1,100	26	0	26
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,100	203	26	177
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		8,600	255	40	215
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		6,900	16	0	16
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		5,700	11	9	2
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		400	1	0	1
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		4,200	27	31	(4)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		2,800	26	24	2
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		3,800	42	37	5
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	15,100	100	(6)	106
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	3,300	233	15	218
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		3,300	234	24	210
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,600	320	23	297
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		4,500	312	22	290
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	RYL		4,800	333	(15)	348
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		400	5	2	3
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		400	15	2	13
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	110,000	(46)	(13)	(33)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		940,000	(392)	(116)	(276)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	63,600	19	(1)	20

							$2,416	$246	$2,170

(n)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		$13,000	$208	$0
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		2,300	185	43
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	19
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.050%	06/11/2013		3,600	63	95
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.250%	06/18/2013		4,700	106	76
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.885%	01/07/2013		6,100	275	11
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,600	287	285
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013	EUR	3,300	410	9
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		1,900	208	5

								$2,671	$543

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	99.500%	03/20/2013	$4,700	$72	$100
Put - OTC CDX.HY-19 5-Year Index	CBK	Buy	99.500%	03/20/2013	2,500	39	53
Call - OTC CDX.IG-19 5-Year Index	BOA	Sell	1.050%	03/20/2013	7,300	24	43
Call - OTC CDX.IG-19 5-Year Index	BPS	Sell	1.050%	03/20/2013	4,100	12	24

						$147	$220

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	JPM		$1.021	03/14/2013	AUD	1,600	$10	$15
Put - OTC EUR versus USD	CBK		1.295	04/02/2013	EUR	2,200	74	26
Put - OTC GBP versus USD	FBF		1.570	01/15/2013	GBP	1,800	15	0
Put - OTC GBP versus USD	MSX		1.580	01/15/2013		1,800	14	0
Put - OTC GBP versus USD	CBK		1.586	03/14/2013		1,000	7	6
Put - OTC GBP versus USD	MSX		1.593	03/14/2013		1,100	7	8
Call - OTC USD versus CNY	DUB	CNY	6.533	01/08/2013		$1,900	13	0
Call - OTC USD versus CNY	DUB		6.545	01/09/2013		1,484	10	0
Call - OTC USD versus CNY	DUB		6.548	01/09/2013		1,485	10	0
Call - OTC USD versus CNY	DUB		6.445	03/06/2013		1,250	7	0
Call - OTC USD versus CNY	HUS		6.450	03/06/2013		1,250	7	0
Call - OTC USD versus CNY	DUB		6.336	04/11/2013		4,700	61	12
Call - OTC USD versus CNY	JPM		6.420	09/11/2013		1,100	11	3
Call - OTC USD versus CNY	FBF		6.420	09/11/2013		1,100	11	3
Put - OTC USD versus CNY	FBF		6.420	09/11/2013		1,100	11	20
Put - OTC USD versus CNY	JPM		6.420	09/11/2013		1,100	11	19
Call - OTC USD versus CNY	DUB		6.552	10/11/2013		1,700	10	2
Call - OTC USD versus CNY	HUS		6.354	11/04/2013		2,500	25	15

							$314	$129

(o)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		$900	$6	$(22)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		900	21	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		12,400	80	(303)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,400	304	(4)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		11,400	19	(10)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		15,100	287	(237)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		1,300	4	(3)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013	EUR	4,200	86	(731)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		1,100	19	(191)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		1,600	28	(278)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		2,700	52	(470)
Call - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		2,500	54	(2)
Call - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		500	11	0
Call - OTC 30-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	2.050%	01/07/2013		2,200	46	0

								$1,017	$(2,251)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	BOA	Sell	1.000%	03/20/2013	$23,500	$73	$(102)
Put - OTC CDX.IG-19 5-Year Index	BPS	Sell	1.400%	03/20/2013	11,400	43	(13)
Put - OTC CDX.IG-19 5-Year Index	CBK	Sell	1.000%	03/20/2013	12,500	40	(54)

						$156	$(169)

(p)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	01/01/2043	$1,000	$1,045	$(1,048)
Fannie Mae	3.500%	01/01/2043	1,000	1,066	(1,067)

				$2,111	$(2,115)

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	104		$110	BRC	$2	$0	$2
01/2013		11,431		11,923	DUB	77	0	77
01/2013	EUR	4,071		5,251	BPS	0	(123)	(123)
01/2013		1,112		1,436	CBK	0	(32)	(32)
01/2013		2,103		2,725	FBF	0	(51)	(51)
01/2013		687		909	JPM	2	0	2
01/2013		4,183		5,329	MSC	0	(192)	(192)
01/2013		2,867		3,749	UAG	0	(36)	(36)
01/2013	GBP	6,224		9,961	GSC	0	(149)	(149)
01/2013	JPY	179,052		2,183	DUB	116	0	116
01/2013	MYR	45		14	UAG	0	0	0
01/2013	TRY	4,002		2,174	JPM	0	(61)	(61)
01/2013		$405	EUR	312	CBK	7	0	7
01/2013		515		393	HUS	4	0	4
01/2013		4,983	GBP	3,079	BRC	19	0	19
01/2013		4,983		3,078	DUB	17	0	17
01/2013		107		67	RBC	1	0	1
02/2013	CNY	36,608		$5,735	BOA	0	(84)	(84)
02/2013	GBP	3,079		4,982	BRC	0	(19)	(19)
02/2013		3,078		4,983	DUB	0	(17)	(17)
02/2013	HUF	244,446		1,097	JPM	0	(6)	(6)
02/2013		$70	BRL	144	DUB	0	0	0
02/2013		5		11	HUS	0	0	0
02/2013		2,845	CNY	17,953	DUB	9	0	9
02/2013		572		3,588	GST	0	(2)	(2)
02/2013		3,938		25,028	JPM	41	(1)	40
02/2013		13,224		83,422	UAG	36	0	36
03/2013	CAD	1,787		$1,809	CBK	15	0	15
03/2013		$709	BRL	1,480	MSC	8	0	8
03/2013		1,493		3,126	UAG	22	0	22
04/2013	MXN	16,978		$1,299	JPM	0	(4)	(4)
04/2013		$1,712	BRL	3,546	UAG	0	0	0
04/2013		172	MXN	2,273	HUS	2	0	2
04/2013		108		1,411	JPM	0	0	0
08/2013		283	CNY	1,790	UAG	0	0	0
10/2016	JPY	253,014		$3,576	DUB	539	0	539

						$917	$(777)	$140

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$779	$0	$779
Corporate Bonds & Notes
Banking & Finance	0	9,664	314	9,978
Industrials	0	3,614	220	3,834
Utilities	0	4,297	0	4,297
Municipal Bonds & Notes
Alaska	0	4,810	0	4,810
Arizona	0	3,094	0	3,094
California	0	34,906	0	34,906
Colorado	0	8,751	0	8,751
Florida	0	15,808	0	15,808
Georgia	0	4,322	0	4,322
Illinois	0	6,706	0	6,706
Indiana	0	12,493	0	12,493
Iowa	0	1,918	0	1,918
Kansas	0	422	0	422
Maryland	0	924	0	924
Massachusetts	0	15,108	0	15,108
Michigan	0	8,534	0	8,534
Minnesota	0	1,376	0	1,376
Missouri	0	4,900	0	4,900
Nebraska	0	458	0	458
New Hampshire	0	5,000	0	5,000
New Jersey	0	12,890	0	12,890
New York	0	56,631	0	56,631
North Carolina	0	1,362	0	1,362
Ohio	0	8,657	0	8,657
Oklahoma	0	1,816	0	1,816
Oregon	0	609	0	609
Pennsylvania	0	1,344	0	1,344
Tennessee	0	554	0	554
Texas	0	31,663	0	31,663
Virginia	0	483	0	483
Washington	0	14,078	0	14,078
West Virginia	0	156	0	156
Wisconsin	0	1,184	0	1,184
U.S. Government Agencies	0	759	0	759
U.S. Treasury Obligations	0	46,437	0	46,437
Mortgage-Backed Securities	0	16,273	0	16,273
Asset-Backed Securities	0	28,462	3,302	31,764
Sovereign Issues	0	7,900	0	7,900
Short-Term Instruments
Repurchase Agreements	0	12,039	0	12,039
U.S. Treasury Bills	0	1,926	0	1,926
Purchased Options
Credit Contracts	0	220	0	220
Foreign Exchange Contracts	0	129	0	129
Interest Rate Contracts	0	543	0	543
	$0	$393,999	$3,836	$397,835

Short Sales, at value	$0	$(2,115)	$0	$(2,115)

Financial Derivative Instruments - Assets
Credit Contracts	0	437	0	437
Foreign Exchange Contracts	0	917	0	917
Interest Rate Contracts	69	3,228	0	3,297
	$69	$4,582	$0	$4,651

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,612)	0	(4,612)
Foreign Exchange Contracts	0	(777)	0	(777)
Interest Rate Contracts	(857)	(7,945)	0	(8,802)

	$(857)	$(13,334)	$0	$(14,191)

Totals	$(788)	$383,132	$3,836	$386,180

(ii) There were assets and liabilities valued at $29 transferred from Level 2 to Level 1 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$300	$0	$0	$0	$14	$0	$0	$314	$14
Industrials	262	0	(39)	0	0	(3)	0	0	220	2
Asset-Backed Securities	0	3,153	(261)	20	93	297	0	0	3,302	297
Purchased Options
Interest Rate Contracts	1,477	0	(1,516)	0	(92)	131	0	0	0	0

	$1,739	$3,453	$(1,816)	$20	$1	$439	$0	$0	$3,836	$313
Financial Derivative Instruments -Assets
Interest Rate Contracts	$48	$0	$0	$0	$0	$(48)	$0	$0	$0	$0
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(140)	$0	$1	$0	$0	$139	$0	$0	$0	$0

Totals	$1,647	$3,453	$(1,815)	$20	$1	$530	$0	$0	$3,836	$313

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$314	Third Party Vendor	Broker Quote	104.50
Industrials	220	Third Party Vendor	Broker Quote	115.12
Asset-Backed Securities	3,302	Benchmark Pricing	Base Price	71.00

Total	$3,836

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Worldwide Fundamental Advantage TR Strategy Fund

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.1%
Biomet, Inc.
3.960% due 07/25/2017		$2,500	$2,519
MGM Resorts International
4.250% due 12/20/2019		2,000	2,024
NXP BV
4.750% due 01/11/2020		1,300	1,308
Phillips Van Heusen Corp.
3.250% due 12/19/2019		1,900	1,914
SunGard Data Systems, Inc.
4.500% due 01/31/2020		500	506
Tribune Co.
4.000% due 12/31/2019		3,000	3,000

Total Bank Loan Obligations (Cost $11,138)			11,271

CORPORATE BONDS & NOTES 16.8%
BANKING & FINANCE 11.7%
Ally Financial, Inc.
3.510% due 02/11/2014		8,000	8,173
American Express Co.
7.000% due 03/19/2018		300	379
Banco de Credito del Peru
5.375% due 09/16/2020		1,100	1,229
Banco do Brasil S.A.
6.000% due 01/22/2020		600	704
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,600	1,700
Banco Santander Chile
3.875% due 09/20/2022		1,700	1,745
BanColombia S.A.
5.950% due 06/03/2021		1,200	1,392
Bankia S.A.
3.500% due 03/14/2013	EUR	1,900	2,514
BM&FBovespa S.A.
5.500% due 07/16/2020		$600	684
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,900	1,959
Cantor Fitzgerald LP
7.875% due 10/15/2019		1,400	1,453
Capital One Financial Corp.
6.750% due 09/15/2017		600	733
CIT Group, Inc.
5.000% due 05/15/2017		8,100	8,626
Eksportfinans ASA
0.553% due 04/05/2013		2,100	2,090
1.875% due 04/02/2013		2,600	2,598
2.000% due 09/15/2015		400	383
2.375% due 05/25/2016		4,000	3,818
3.000% due 11/17/2014		200	199
5.500% due 05/25/2016		700	729
Ford Motor Credit Co. LLC
8.700% due 10/01/2014		2,200	2,475
HSBC Finance Corp.
0.590% due 01/15/2014		500	499
International Lease Finance Corp.
6.375% due 03/25/2013		3,500	3,550
6.625% due 11/15/2013		400	417
JPMorgan Chase & Co.
3.450% due 03/01/2016		1,100	1,169
LBG Capital PLC
7.869% due 08/25/2020	GBP	200	347
15.000% due 12/21/2019	EUR	400	747
Leveraged Finance Europe Capital BV
0.851% due 11/15/2017		997	1,287
Royal Bank of Scotland PLC
2.732% due 08/23/2013		$1,600	1,618
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		1,400	1,540
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,819

Sun Life Financial Global Funding LP
0.561% due 10/06/2013	3,200	3,198

		61,774

INDUSTRIALS 2.4%
Baidu, Inc.
3.500% due 11/28/2022	1,300	1,309
Cleaver-Brooks, Inc.
8.750% due 12/15/2019	1,100	1,138
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020	710	726
Dow Chemical Co.
7.600% due 05/15/2014	128	140
Inmet Mining Corp.
7.500% due 06/01/2021	1,750	1,824
Intel Corp.
4.000% due 12/15/2032	1,500	1,492
MGM Resorts International
10.375% due 05/15/2014	1,100	1,257
OGX Austria GmbH
8.500% due 06/01/2018	1,600	1,448
Petrobras International Finance Co.
5.750% due 01/20/2020	1,800	2,056
Range Resources Corp.
6.750% due 08/01/2020	500	545
Time Warner, Inc.
3.150% due 07/15/2015	650	688

		12,623

UTILITIES 2.7%
Access Midstream Partners LP
4.875% due 05/15/2023	1,000	1,016
AES Corp.
7.750% due 03/01/2014	3,800	4,066
CMS Energy Corp.
4.250% due 09/30/2015	1,000	1,066
5.050% due 02/15/2018	1,300	1,470
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,200	1,233
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019	1,000	1,329
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	2,300	2,288
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	1,000	1,009
Virginia Electric and Power Co.
5.400% due 04/30/2018	500	604

		14,081

Total Corporate Bonds & Notes (Cost $88,074)		88,478

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 1.0%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	1,600	2,232
7.550% due 04/01/2039	1,000	1,443
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	1,000	1,445

		5,120

NEW YORK 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2047	1,600	1,832
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	1,200	1,186

		3,018

Total Municipal Bonds & Notes (Cost $8,305)		8,138

U.S. GOVERNMENT AGENCIES 27.0%
Fannie Mae
0.610% due 04/25/2037	243	246
0.660% due 12/25/2040	800	808
0.810% due 01/25/2034	484	492
0.869% due 02/25/2024	350	355
0.960% due 01/25/2040	1,229	1,248
1.110% due 03/25/2032	210	215
3.000% due 01/01/2028 - 02/01/2043	25,000	26,346

3.500% due 01/01/2028		17,000	18,039
4.000% due 01/01/2028 - 02/01/2043		28,000	29,999
4.500% due 01/01/2028 - 01/01/2043		22,000	23,743
5.500% due 01/01/2043 - 02/01/2043		15,000	16,303
6.040% due 03/25/2024 (a)		4,285	468
6.090% due 03/25/2038 (a)		4,781	654
6.390% due 08/25/2041 (a)		2,545	495
6.440% due 07/25/2039 (a)		1,204	239
12.241% due 03/25/2040		454	579
Freddie Mac
0.709% due 11/15/2040 - 02/15/2041		1,238	1,248
5.991% due 06/15/2038 - 10/15/2042 (a)		17,420	3,028
7.507% due 12/15/2042		3,300	3,363
7.791% due 02/15/2032 (a)		1,503	311
9.482% due 01/15/2041		1,443	1,511
Ginnie Mae
0.542% due 12/20/2042		9,734	9,728
8.573% due 09/20/2040		2,131	2,221

Total U.S. Government Agencies (Cost $141,277)			141,639

U.S. TREASURY OBLIGATIONS 43.4%
U.S. Treasury Bonds
2.750% due 11/15/2042		8,600	8,260
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022		15,792	17,136
U.S. Treasury Notes
0.375% due 11/15/2015		40,000	40,041
0.625% due 11/30/2017		27,000	26,903
1.000% due 11/30/2019 (d)		101,500	100,437
1.625% due 11/15/2022		35,700	35,271

Total U.S. Treasury Obligations (Cost $229,873)			228,048

MORTGAGE-BACKED SECURITIES 2.6%
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		4,669	4,672
Bella Vista Mortgage Trust
2.886% due 11/20/2034		384	333
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,999	2,081
Fannie Mae
3.000% due 06/25/2042 (a)		11,466	1,535
Impac CMB Trust Series
1.130% due 11/25/2034		28	23
MASTR Asset Securitization Trust
5.250% due 12/25/2033		467	482
Merrill Lynch Floating Trust
0.751% due 07/09/2021		1,158	1,154
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045		2,000	2,347
Structured Adjustable Rate Mortgage Loan Trust
0.450% due 03/25/2035		1,069	936
Wells Fargo Mortgage-Backed Securities Trust
2.662% due 03/25/2035		86	87

Total Mortgage-Backed Securities (Cost $13,552)			13,650

ASSET-BACKED SECURITIES 2.3%
Countrywide Asset-Backed Certificates
0.910% due 09/25/2034		2,973	2,422
Hewett’s Island CDO Ltd.
0.580% due 08/09/2017		1,268	1,258
Madison Park Funding Ltd.
0.580% due 05/10/2019		2,247	2,227
Pacifica CDO Ltd.
0.574% due 01/26/2020		3,749	3,702
Residential Asset Securities Corp. Trust
0.885% due 02/25/2035		2,491	2,260

Total Asset-Backed Securities (Cost $11,740)			11,869

SOVEREIGN ISSUES 2.7%
Spain Government International Bond
3.750% due 10/31/2015	EUR	4,800	6,385

United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	3,702	7,710

Total Sovereign Issues (Cost $13,953)			14,095

	SHARES
SHORT-TERM INSTRUMENTS 23.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 23.8%
PIMCO Short-Term Floating NAV Portfolio		12,486,068	124,948

Total Short-Term Instruments (Cost $125,099)			124,948

PURCHASED OPTIONS (f) 0.0%
(Cost $27)			21

Total Investments 122.2% (Cost $643,038)			$642,157
Written Options (g) (0.0%) (Premiums $28)			(11)
Other Assets and Liabilities (Net) (22.2%)			(116,782)

Net Assets 100.0%			$525,364

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $296 and cash of $6 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	115	$12

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Sharp Corp.	GST	1.000%	03/20/2013	37.215%	JPY	30,000	$(26)	$(16)	$(10)
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.996%		10,000	(1)	(1)	0
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		10,000	(2)	(2)	0
Tokyo Electric Power Co., Inc.	JPM	1.000%	09/20/2013	2.996%		30,000	(5)	(5)	0

							$(34)	$(24)	$(10)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	RACNLGT Index	451,412	1-Month USD-LIBOR plus a specified spread	$503,748	12/06/2013	FBF	$21,016
Pay	RACNSGT Index	452,901	1-Month USD-LIBOR plus a specified spread	505,252	12/06/2013	FBF	(13,717)

							$7,299

(f)	Purchased options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	CBK	$1.036	02/28/2013	AUD	1,700	$27	$21

(g)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	$1,000	$3	$(2)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	82.100	03/22/2013	$4,200	$25	$(9)

(h)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2043	$3,000	$3,193	$(3,199)

(i)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	192		$200	CBK	$1	$0	$1
01/2013		1,861		1,948	GSC	16	0	16
01/2013		985		1,029	UAG	6	0	6
01/2013	JPY	50,286		611	BPS	31	0	31
01/2013		88,940		1,078	GSC	51	0	51
01/2013		51,933		631	JPM	31	0	31
02/2013		$4,010	BRL	8,409	GSC	80	0	80
02/2013		3,600		7,648	HUS	120	0	120
02/2013		2,480	CNY	15,592	GSC	0	(1)	(1)
02/2013		5,080		31,878	HUS	0	(13)	(13)
02/2013		2,520		15,834	JPM	0	(3)	(3)
03/2013	EUR	146		$191	CBK	0	(2)	(2)
03/2013		5,805		7,496	RYL	0	(172)	(172)
03/2013		2,233		2,923	UAG	0	(26)	(26)
03/2013	GBP	2,301		3,720	FBF	0	(17)	(17)
03/2013		2,661		4,262	JPM	0	(60)	(60)
03/2013		$669	CAD	661	CBK	0	(6)	(6)
03/2013		749		739	RYL	0	(7)	(7)
03/2013		405	EUR	311	RYL	6	0	6
03/2013		202	GBP	126	GSC	2	0	2
04/2013		260	MXN	3,403	BOA	1	0	1
04/2013		230		2,985	CBK	0	(1)	(1)
04/2013		250		3,219	GSC	0	(3)	(3)
04/2013		260		3,402	HUS	1	0	1

						$346	$(311)	$35

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$11,271	$0	$11,271
Corporate Bonds & Notes
Banking & Finance	0	61,774	0	61,774
Industrials	0	11,897	726	12,623
Utilities	0	14,081	0	14,081
Municipal Bonds & Notes
California	0	5,120	0	5,120
New York	0	3,018	0	3,018
U.S. Government Agencies	0	128,548	13,091	141,639
U.S. Treasury Obligations	0	228,048	0	228,048
Mortgage-Backed Securities	0	12,115	1,535	13,650
Asset-Backed Securities	0	11,869	0	11,869
Sovereign Issues	0	14,095	0	14,095
Short-Term Instruments
Central Funds Used for Cash Management Purposes	124,948	0	0	124,948
Purchased Options
Foreign Exchange Contracts	0	21	0	21
	$124,948	$501,857	$15,352	$642,157

Short Sales, at value	$0	$(3,199)	$0	$(3,199)

Financial Derivative Instruments - Assets
Equity Contracts	0	21,016	0	21,016
Foreign Exchange Contracts	0	346	0	346
Interest Rate Contracts	12	0	0	12
	$12	$21,362	$0	$21,374

Financial Derivative Instruments - Liabilities
Equity Contracts	0	(13,717)	0	(13,717)
Credit Contracts	0	(21)	0	(21)
Foreign Exchange Contracts	0	(311)	0	(311)

	$0	$(14,049)	$0	$(14,049)

Totals	$124,960	$505,971	$15,352	$646,283

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 11/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$733	$0	$0	$0	$(7)	$0	$0	$726	$(7)
U.S. Government Agencies	0	13,095	0	0	0	(4)	0	0	13,091	(4)
Mortgage-Backed Securities	0	1,537	0	0	0	(2)	0	0	1,535	(2)

Totals	$0	$15,365	$0	$0	$0	$(13)	$0	$0	$15,532	$(13)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$726	Third Party Vendor	Broker Quote	102.25
U.S. Government Agencies	13,091	Benchmark Pricing	Base Price	99.97 - 101.94
Mortgage-Backed Securities	1,535	Other Valuation Techniques (3)	—	—

Total	$15,352

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.6%
BANKING & FINANCE 1.1%
Citigroup, Inc.
1.790% due 01/13/2014 (d)	$5,600	$5,653
Preferred Term Securities Ltd.
0.858% due 03/24/2034	1,698	1,274
Prudential Financial, Inc.
6.625% due 12/01/2037 (d)	1,000	1,247

		8,174

INDUSTRIALS 1.5%
CVS Pass-Through Trust
5.880% due 01/10/2028 (d)	1,622	1,872
Times Square Hotel Trust
8.528% due 08/01/2026 (d)	6,257	7,387
UAL Pass-Through Trust
6.636% due 01/02/2024 (d)	1,516	1,630

		10,889

Total Corporate Bonds & Notes (Cost $17,740)		19,063

MUNICIPAL BONDS & NOTES 0.6%
TEXAS 0.2%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.460% due 04/01/2040	1,114	1,140

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,715	2,977

Total Municipal Bonds & Notes (Cost $4,612)		4,117

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
0.270% due 07/25/2037	5,654	5,435
0.340% due 03/25/2036	115	108
0.450% due 08/25/2031 - 05/25/2032	304	279
0.619% due 09/17/2027	5	5
0.660% due 02/25/2033	302	304
0.669% due 06/25/2021 - 10/25/2021	49	49
0.719% due 01/25/2020 - 03/25/2022	93	94
0.769% due 12/25/2021	16	16
0.809% due 11/18/2031	10	10
0.860% due 11/25/2031	178	181
0.919% due 04/25/2022	13	13
0.969% due 05/25/2022	27	28
1.069% due 05/25/2018 - 10/25/2020	59	59
1.119% due 08/25/2023	37	38
1.180% due 12/25/2021	6	6
1.210% due 04/25/2032	22	23
1.219% due 12/25/2023	47	48
1.360% due 03/01/2044 - 10/01/2044	142	145
1.366% due 10/01/2044	34	35
1.369% due 10/25/2022 - 09/25/2023	32	33
1.560% due 11/01/2030 - 10/01/2040	111	114
1.627% due 02/01/2033	431	451
1.750% due 12/25/2023	59	61
2.026% due 11/01/2035	8	8
2.124% due 02/01/2035	40	42
2.130% due 03/01/2030	13	13
2.134% due 06/01/2033	44	46
2.162% due 09/01/2033 - 03/01/2035	131	137
2.172% due 12/01/2035	40	41
2.182% due 05/01/2036	31	34
2.200% due 08/01/2033	62	66
2.228% due 05/01/2034	101	107
2.232% due 11/01/2032	131	137
2.245% due 09/01/2030	30	32
2.250% due 03/01/2029 - 12/01/2036	142	148
2.260% due 08/01/2032	6	6
2.288% due 10/01/2026 - 11/01/2040	127	129
2.307% due 01/01/2035	30	32
2.308% due 07/01/2035	82	87

2.312% due 09/01/2033	22	24
2.325% due 08/01/2033	126	134
2.330% due 04/01/2018	6	6
2.335% due 02/01/2035	53	56
2.345% due 10/01/2031	33	33
2.359% due 07/01/2033	37	39
2.374% due 10/01/2032	41	43
2.388% due 04/01/2036	10	11
2.400% due 01/01/2033	32	32
2.434% due 04/01/2034	11	12
2.440% due 03/01/2027	49	52
2.465% due 05/01/2031	12	12
2.480% due 06/01/2033	27	27
2.494% due 03/01/2035	61	64
2.500% due 09/01/2032	23	23
2.513% due 11/01/2034	77	82
2.530% due 11/01/2034	6	6
2.550% due 12/01/2033	2	2
2.570% due 11/01/2024	74	76
2.622% due 10/01/2034	20	22
2.637% due 12/01/2036	70	75
2.655% due 07/01/2034	54	55
2.669% due 05/01/2025	5	5
2.678% due 12/01/2036	67	72
2.696% due 07/01/2033	41	43
2.713% due 05/25/2035	1,120	1,189
2.715% due 05/01/2033	143	151
2.719% due 09/01/2033	35	37
2.728% due 03/01/2033	4	4
2.741% due 04/01/2033	33	36
2.758% due 03/01/2035	27	28
2.816% due 10/01/2033	12	12
2.821% due 09/01/2033	76	81
2.838% due 06/01/2033	139	145
2.860% due 01/01/2037	39	42
2.875% due 09/01/2015 - 09/01/2033	155	160
3.000% due 09/01/2033	4	4
3.105% due 08/01/2035	67	72
3.612% due 05/01/2036	73	76
3.686% due 01/01/2015	5	5
3.905% due 03/01/2019	6	6
3.930% due 02/01/2018	5	5
4.000% due 11/25/2033 - 02/01/2043	32,095	34,416
4.080% due 12/01/2017	8	8
4.220% due 11/01/2019	18	18
4.250% due 10/01/2027 - 03/25/2033	10	10
4.500% due 05/01/2040 (d)	18,975	21,434
4.833% due 12/01/2014	2	2
5.000% due 06/25/2023 - 11/25/2032	470	518
5.239% due 04/01/2036	72	77
5.370% due 08/25/2043	354	364
5.500% due 04/25/2017 - 09/25/2035	2,335	2,757
6.000% due 03/25/2016	6	6
6.440% due 07/01/2036	711	868
6.500% due 06/25/2028	59	66
6.510% due 08/01/2036	1,012	1,239
6.560% due 05/25/2037 (a)	5,961	1,187
6.770% due 01/18/2029	84	84
7.000% due 02/01/2019 - 07/25/2042	36	40
7.500% due 08/25/2021 - 07/25/2022	72	84
7.875% due 11/01/2018	7	8
8.500% due 05/01/2017 - 04/01/2032	266	298
9.375% due 04/01/2016	59	66
15.381% due 08/25/2021	38	52
Freddie Mac
0.459% due 10/15/2032	32	32
0.470% due 08/25/2031	137	134
0.559% due 12/15/2029	30	30
0.570% due 10/25/2029	2	2
0.659% due 12/15/2031	12	12
0.759% due 08/15/2031	40	41
0.800% due 04/15/2022	7	7
0.900% due 03/15/2020	23	23
0.950% due 06/15/2022	29	29
0.980% due 10/15/2022	18	19
1.191% due 05/15/2023	46	47
1.200% due 02/15/2021	11	11
1.310% due 09/25/2023	636	648
1.350% due 05/15/2023	16	16
1.360% due 10/25/2044 - 02/25/2045	6,386	6,389
1.535% due 07/25/2044	1,488	1,526
1.625% due 02/01/2017	3	3
2.233% due 02/01/2035	57	61
2.261% due 03/01/2028	9	9
2.276% due 11/01/2027	89	89
2.280% due 10/01/2034	58	62

2.295% due 09/01/2028	24	24
2.310% due 02/01/2022	9	10
2.333% due 04/01/2032	157	159
2.348% due 04/01/2033	7	7
2.355% due 08/01/2029 - 03/01/2034	232	247
2.357% due 04/01/2034	61	64
2.365% due 11/01/2023	6	7
2.372% due 02/01/2035	110	118
2.375% due 08/01/2032	7	8
2.378% due 11/01/2034	112	120
2.386% due 11/01/2034	101	108
2.394% due 01/01/2035	17	18
2.404% due 10/01/2033	8	8
2.409% due 09/01/2033	132	140
2.413% due 02/01/2026	10	10
2.457% due 09/01/2035	30	32
2.481% due 08/01/2023	23	25
2.520% due 02/01/2036	51	54
2.528% due 03/01/2032	114	122
2.541% due 03/01/2030	33	33
2.566% due 01/01/2035	60	63
2.598% due 08/01/2030	52	52
2.612% due 01/01/2035	42	43
2.666% due 02/01/2035	31	32
2.675% due 02/01/2035	65	69
2.870% due 01/01/2032	7	8
2.899% due 07/01/2037	73	78
2.950% due 09/01/2035	53	57
3.097% due 04/01/2035	176	178
3.100% due 03/01/2033	11	11
4.000% due 10/15/2033	286	309
4.500% due 08/15/2017 - 09/15/2018	117	128
5.000% due 08/15/2019 - 02/15/2036	756	863
5.432% due 05/01/2026	32	32
5.500% due 05/15/2036	128	142
5.592% due 04/01/2036	60	64
5.813% due 08/01/2031	148	156
6.500% due 10/15/2013 - 07/25/2043	949	1,088
7.000% due 06/15/2029	78	82
7.500% due 02/15/2023 - 01/15/2031	30	35
8.000% due 03/15/2023	47	48
9.250% due 11/15/2019	7	8
9.500% due 04/15/2020	10	11
16.782% due 09/15/2014	2	2
Ginnie Mae
0.611% due 02/20/2029	3	3
1.625% due 01/20/2023 - 10/20/2033	275	285
1.750% due 09/20/2028 - 09/20/2033	256	268
2.000% due 04/20/2017 - 07/20/2030	178	185
2.125% due 01/20/2034	49	51
3.000% due 04/20/2018 - 04/20/2019	21	21
4.000% due 04/20/2016 - 04/20/2019	15	16

Total U.S. Government Agencies (Cost $85,751)		90,153

U.S. TREASURY OBLIGATIONS 26.9%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(f)	14,800	18,812
U.S. Treasury Notes
1.250% due 08/31/2015 (d)(f)	37,000	37,905
2.125% due 12/31/2015 (d)(f)	42,000	44,202
2.375% due 08/31/2014 (f)	1,600	1,657
3.125% due 10/31/2016 (d)	90,100	99,039

Total U.S. Treasury Obligations (Cost $200,846)		201,615

MORTGAGE-BACKED SECURITIES 53.8%
American Home Mortgage Investment Trust
2.510% due 06/25/2045	191	176
2.526% due 02/25/2045	269	262
Banc of America Funding Corp.
2.423% due 01/26/2037	181	182
5.621% due 01/20/2047 ^	42	31
Banc of America Mortgage Trust
2.971% due 12/25/2033	351	348
2.997% due 05/25/2033	158	159
2.998% due 07/25/2033	338	338
3.089% due 10/25/2035	2,418	2,175
3.102% due 06/25/2034	275	272
3.152% due 11/25/2034	257	228
3.162% due 11/25/2033	92	92
3.205% due 02/25/2033	106	105
Bear Stearns Adjustable Rate Mortgage Trust
2.470% due 10/25/2035	353	342
2.628% due 02/25/2036	544	413

2.756% due 08/25/2033	52	53
2.831% due 11/25/2030	23	24
2.898% due 04/25/2034	225	220
2.958% due 04/25/2034	1,760	1,696
2.959% due 02/25/2033	18	16
3.010% due 02/25/2034	2,473	2,450
3.022% due 05/25/2033	619	381
3.064% due 01/25/2034	174	177
3.087% due 10/25/2034	177	172
3.099% due 05/25/2047 ^	2,031	1,605
3.115% due 10/25/2034	204	173
3.129% due 07/25/2034	2	2
3.195% due 05/25/2034	57	56
3.233% due 05/25/2034	20	20
Bear Stearns Alt-A Trust
2.662% due 01/25/2036 ^	1,411	886
2.677% due 04/25/2035	211	185
2.698% due 12/25/2033	1,167	1,183
2.752% due 08/25/2036 ^	1,233	785
2.955% due 02/25/2036 ^	31	17
2.960% due 05/25/2035	1,394	1,280
5.433% due 08/25/2036 ^	3,194	2,204
Bear Stearns Commercial Mortgage Securities
0.859% due 03/15/2019	1,793	1,758
Bear Stearns Mortgage Securities, Inc.
3.508% due 06/25/2030	57	57
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	2,462	1,627
2.829% due 12/26/2046	1,532	876
Bella Vista Mortgage Trust
0.461% due 05/20/2045	101	73
CBA Commercial Small Balance Commercial Mortgage
0.490% due 12/25/2036	462	365
CC Funding Corp.
0.707% due 01/25/2035	1,134	402
Charlotte Gateway Village LLC
6.410% due 12/01/2016	915	925
Citigroup Mortgage Loan Trust, Inc.
0.540% due 12/25/2034	621	581
1.010% due 08/25/2035	541	387
2.570% due 10/25/2035	293	283
2.600% due 05/25/2035	109	107
2.689% due 08/25/2035	483	483
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	308	263
Commercial Mortgage Pass-Through Certificates
0.435% due 02/05/2019	263	258
2.260% due 05/15/2045 (a)	15,881	2,202
5.383% due 02/15/2040	500	557
5.479% due 02/05/2019	3,000	2,998
Community Program Loan Trust
4.500% due 04/01/2029	437	443
Countrywide Alternative Loan Trust
0.400% due 09/25/2046	1,587	1,095
0.400% due 11/25/2046	124	82
0.406% due 12/20/2046	5,787	3,692
0.411% due 07/20/2046 ^	2,473	1,223
0.421% due 03/20/2046	916	608
0.421% due 07/20/2046 ^	2,155	1,066
0.460% due 05/25/2035	351	136
0.480% due 02/25/2036	350	236
0.490% due 12/25/2035	442	347
0.500% due 11/25/2035	130	83
0.520% due 10/25/2035	183	126
0.531% due 11/20/2035	939	619
0.540% due 10/25/2035	165	109
0.541% due 11/20/2035	42,386	28,995
0.610% due 03/25/2034	18	18
0.710% due 05/25/2035	1,083	846
0.710% due 09/25/2047 ^	21	1
0.980% due 11/25/2035	6,211	4,473
1.012% due 08/25/2046	3,939	2,641
1.651% due 02/25/2036	2,113	1,657
1.680% due 08/25/2035	4,241	3,500
5.376% due 08/25/2036	209	212
5.500% due 03/25/2036	134	98
5.750% due 03/25/2037 ^	1,243	976
6.000% due 10/25/2032	4	4
6.250% due 12/25/2033	267	278
6.250% due 08/25/2037 ^	702	515
6.500% due 11/25/2031	271	286
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 04/25/2035	119	87
0.510% due 03/25/2035	99	77
0.530% due 03/25/2035	7,096	5,208
0.550% due 02/25/2035	235	205

0.600% due 02/25/2035	336	203
0.610% due 08/25/2018	40	38
0.750% due 02/25/2035	515	474
1.130% due 09/25/2034	484	276
1.933% due 06/19/2031	7	8
2.628% due 02/20/2036	465	358
2.733% due 04/25/2035 ^	325	62
2.783% due 02/20/2036	684	591
2.803% due 02/20/2035	10	9
2.863% due 02/19/2034	54	27
2.902% due 02/19/2034	58	58
2.931% due 07/19/2033	190	191
3.026% due 08/25/2034	455	406
3.037% due 05/19/2033	35	35
3.141% due 02/25/2034	298	293
4.500% due 10/25/2018	174	178
5.000% due 11/25/2018	71	73
5.500% due 08/25/2033	534	503
Credit Suisse First Boston Mortgage Securities Corp.
0.839% due 03/25/2032	92	83
2.465% due 06/25/2033	692	685
2.559% due 07/25/2033	70	70
2.779% due 10/25/2033	456	444
2.972% due 12/25/2032	89	81
5.500% due 11/25/2035	610	523
5.750% due 04/25/2033	72	76
6.250% due 07/25/2035	1,037	1,119
6.500% due 04/25/2033	35	37
7.000% due 02/25/2033	43	46
Credit Suisse Mortgage Capital Certificates
0.389% due 04/15/2022	13,226	12,574
0.439% due 10/15/2021	7,405	7,230
3.022% due 07/27/2036	548	553
3.022% due 08/27/2037	162	162
5.509% due 04/15/2047	2,000	2,329
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	581
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,200
Downey Savings & Loan Association Mortgage Loan Trust
1.105% due 04/19/2047	1,510	1,155
Drexel Burnham Lambert CMO Trust
0.960% due 05/01/2016	12	12
First Horizon Alternative Mortgage Securities
2.536% due 06/25/2034	4,246	4,222
2.582% due 11/25/2035 ^	14,667	11,059
2.623% due 03/25/2035	450	359
First Horizon Mortgage Pass-Through Trust
2.561% due 02/25/2035	403	393
First Republic Mortgage Loan Trust
0.559% due 11/15/2031	568	564
0.690% due 06/25/2030	64	63
GMAC Mortgage Corp. Loan Trust
3.695% due 05/25/2035	66	62
Greenpoint Mortgage Funding Trust
0.420% due 04/25/2036	495	318
0.440% due 06/25/2045	426	314
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	360	357
Greenwich Capital Acceptance, Inc.
3.004% due 06/25/2024	41	41
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	55
GS Mortgage Securities Corp.
2.006% due 03/06/2020	700	701
2.202% due 03/06/2020	11,700	11,725
2.476% due 03/06/2020	400	401
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,509	1,533
8.000% due 09/19/2027	693	719
GSR Mortgage Loan Trust
0.560% due 01/25/2034	41	39
2.614% due 09/25/2035	62	61
2.654% due 09/25/2035	1,043	1,061
2.774% due 01/25/2036	982	864
Harborview Mortgage Loan Trust
0.390% due 07/19/2046	1,894	1,121
0.400% due 02/19/2046	878	668
0.430% due 05/19/2035	526	415
0.450% due 06/19/2035	9,328	7,521
0.450% due 03/19/2036	605	393
0.560% due 01/19/2035	80	57
0.950% due 02/19/2034	42	42
2.282% due 11/19/2034	70	69
2.888% due 06/19/2045	542	327
2.982% due 08/19/2034	441	398

3.025% due 12/19/2035	70	58
HSI Asset Securitization Corp. Trust
0.530% due 07/25/2035	328	310
Impac CMB Trust
1.110% due 10/25/2033	394	394
Impac Secured Assets Trust
0.560% due 05/25/2036	232	230
0.640% due 08/25/2036	1,580	1,568
1.150% due 11/25/2034	68	65
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	18	17
Indymac Index Mortgage Loan Trust
0.400% due 09/25/2046	1,264	885
0.450% due 04/25/2035	372	313
0.450% due 07/25/2035	387	318
0.490% due 03/25/2035	294	238
0.510% due 06/25/2037 ^	262	107
0.530% due 02/25/2035	1,533	1,335
0.530% due 07/25/2045	133	106
1.010% due 11/25/2034	9,013	7,124
1.430% due 09/25/2034	288	194
2.651% due 12/25/2034	2,384	2,115
4.982% due 02/25/2036	19,102	16,076
Indymac Residential Mortgage-Backed Trust
0.650% due 10/25/2013 ^	37	13
JPMorgan Alternative Loan Trust
0.710% due 06/27/2037	8,707	6,774
5.850% due 10/25/2036	9,673	5,936
JPMorgan Chase Commercial Mortgage Securities Corp.
0.659% due 07/15/2019	3,000	2,915
JPMorgan Mortgage Trust
2.880% due 10/25/2035	182	170
2.949% due 06/25/2035	393	357
3.069% due 10/25/2035	500	488
4.838% due 04/25/2035	90	91
JPMorgan Resecuritization Trust
2.569% due 07/27/2037	122	121
5.358% due 01/27/2047	379	386
5.841% due 04/20/2036	466	480
6.000% due 02/27/2037	982	1,007
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	18	19
LB Mortgage Trust
8.534% due 01/20/2017	75	75
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	115
MASTR Adjustable Rate Mortgages Trust
0.540% due 12/25/2034	1,619	1,393
2.519% due 12/25/2033	150	140
3.124% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	375	394
5.500% due 09/25/2033	1,276	1,309
Mellon Residential Funding Corp.
0.689% due 06/15/2030	306	304
0.909% due 11/15/2031	327	323
Merrill Lynch Mortgage Investors Trust
0.830% due 08/25/2028	44	44
0.850% due 10/25/2028	546	536
0.950% due 03/25/2028	87	85
1.760% due 10/25/2035	1,689	1,667
2.249% due 01/25/2029	114	115
2.480% due 04/25/2035	113	114
Merrill Lynch Mortgage Investors, Inc.
2.678% due 08/25/2033	503	114
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	575
Morgan Stanley Capital Trust
5.208% due 11/14/2042	1,090	1,206
5.439% due 02/12/2044	10,000	10,469
5.692% due 04/15/2049	500	584
5.731% due 07/12/2044	3,000	3,448
Morgan Stanley Mortgage Loan Trust
0.480% due 09/25/2035	41	40
2.824% due 10/25/2034	216	215
Morgan Stanley Re-REMIC Trust
5.789% due 08/15/2045	2,900	3,403
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,211	1,308
Ocwen Residential MBS Corp.
6.743% due 06/25/2039 ^	13	1
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	66	68
RBSSP Resecuritization Trust
2.640% due 12/26/2036	4,473	4,505

Residential Accredit Loans, Inc. Trust
0.400% due 04/25/2046	2,507	1,722
0.410% due 10/25/2046	43,862	20,326
0.420% due 04/25/2046	162	77
0.610% due 03/25/2033	77	75
3.621% due 09/25/2034	28	28
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	20	21
Residential Asset Securitization Trust
0.560% due 10/25/2018	63	61
0.660% due 02/25/2034	138	131
6.250% due 08/25/2036	7,764	6,839
Residential Funding Mortgage Securities, Inc. Trust
0.610% due 07/25/2018	49	48
4.895% due 02/25/2036 ^	185	151
5.500% due 12/25/2034	1,300	1,282
6.500% due 03/25/2032	1	1
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,266	1,471
S2 Hospitality LLC
4.500% due 04/15/2025	2,176	2,180
SACO, Inc.
7.000% due 08/25/2036	17	17
Salomon Brothers Mortgage Securities, Inc.
0.710% due 05/25/2032	68	61
3.098% due 09/25/2033	19	20
8.500% due 05/25/2032	357	374
Sequoia Mortgage Trust
0.441% due 02/20/2035	443	427
0.521% due 11/20/2034	120	117
0.910% due 10/19/2026	125	125
0.971% due 10/20/2027	61	61
1.011% due 10/20/2027	120	119
1.086% due 05/20/2034	1,451	1,373
1.328% due 02/20/2034	797	737
1.571% due 10/20/2027	531	529
2.092% due 06/20/2034	143	140
2.102% due 08/20/2034	488	491
2.331% due 09/20/2032	92	90
Silver Oak Ltd.
1.760% due 06/21/2018	13,800	13,875
Structured Adjustable Rate Mortgage Loan Trust
0.550% due 08/25/2035	1,473	1,400
0.945% due 06/25/2034	980	852
1.572% due 01/25/2035	1,344	956
2.775% due 02/25/2034	433	422
2.824% due 04/25/2034	362	354
2.858% due 03/25/2034	330	334
Structured Asset Mortgage Investments, Inc.
0.370% due 09/25/2047	19,854	19,669
0.490% due 02/25/2036	612	412
0.520% due 12/25/2035	629	418
0.810% due 07/19/2034	2,140	1,629
0.910% due 03/19/2034	676	497
1.050% due 10/19/2033	151	143
2.913% due 05/02/2030	91	59
Structured Asset Securities Corp.
2.036% due 02/25/2032	32	31
2.578% due 10/25/2031	31	31
2.660% due 06/25/2033	493	487
2.752% due 06/25/2033	880	888
2.838% due 07/25/2032	14	14
3.067% due 06/25/2032	9	3
6.855% due 11/25/2032	9	9
7.500% due 10/25/2036	2,398	2,209
Travelers Mortgage Services, Inc.
2.369% due 09/25/2018	44	33
UBS Commercial Mortgage Trust
0.784% due 07/15/2024	683	664
Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	50	49
0.329% due 09/15/2021	524	518
0.906% due 10/15/2041 (a)	67,264	879
Wachovia Mortgage Loan Trust LLC
5.360% due 10/20/2035	1,978	1,966
WaMu Mortgage Pass-Through Certificates
0.470% due 11/25/2045	8,467	7,899
0.480% due 12/25/2045	11,014	10,249
0.500% due 07/25/2045	877	833
0.500% due 10/25/2045	5,563	5,315
0.520% due 01/25/2045	1,602	1,570
0.530% due 07/25/2045	5,172	4,994
0.610% due 11/25/2034	396	394
0.620% due 11/25/2034	602	591
0.640% due 10/25/2044	1,826	1,738
0.670% due 06/25/2044	164	141

0.670% due 07/25/2044	129	123
0.740% due 10/25/2044	2,535	2,325
0.750% due 07/25/2044	103	76
1.160% due 02/25/2046	723	665
1.235% due 01/25/2046	1,898	1,789
1.339% due 05/25/2041	246	243
1.411% due 11/25/2041	125	122
1.565% due 06/25/2042	646	625
1.565% due 08/25/2042	762	732
1.565% due 04/25/2044	1,568	1,482
1.869% due 12/19/2039	506	339
2.120% due 03/25/2033	482	488
2.261% due 02/27/2034	1,102	1,123
2.342% due 11/25/2041	12	11
2.370% due 04/25/2033	321	227
2.454% due 06/25/2033	14	14
2.460% due 08/25/2033	45	42
2.493% due 01/25/2033	338	346
2.494% due 09/25/2035	296	286
2.571% due 06/25/2034	304	311
2.685% due 02/25/2037	2,652	2,128
4.999% due 02/25/2037	1,318	1,080
Washington Mutual MSC Mortgage Pass-Through Certificates
0.750% due 01/25/2018	29	28
2.331% due 02/25/2033	29	29
2.496% due 11/25/2030	77	77
2.594% due 12/25/2032	558	571
5.750% due 03/25/2033	380	396
6.000% due 03/25/2033	193	201
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	1,457	1,180
2.614% due 07/25/2036 ^	902	792
2.623% due 01/25/2035	405	408
2.627% due 03/25/2036	2,964	2,917
2.638% due 05/25/2035	449	414
4.436% due 11/25/2033	259	267
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	5,000	5,122

Total Mortgage-Backed Securities (Cost $393,286)		402,876

ASSET-BACKED SECURITIES 38.5%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,707	1,253
Access Group, Inc.
1.615% due 10/27/2025	1,656	1,683
Accredited Mortgage Loan Trust
0.420% due 12/25/2035	9	9
ACE Securities Corp.
1.260% due 12/25/2033	950	903
AFC Home Equity Loan Trust
0.480% due 04/25/2028	281	268
0.810% due 06/25/2028	674	586
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	570	580
American Home Mortgage Investment Trust
0.390% due 08/25/2035	23	6
American Money Management Corp. CLO Ltd.
0.544% due 08/08/2017	4,010	3,982
American Residential Eagle Certificate Trust
1.210% due 05/25/2028	155	151
Ameriquest Mortgage Securities, Inc.
0.430% due 01/25/2036	59	58
0.820% due 01/25/2035	793	388
1.560% due 02/25/2033	1,838	1,728
Amortizing Residential Collateral Trust
0.490% due 01/25/2032	38	31
0.750% due 06/25/2032	44	37
0.790% due 07/25/2032	20	18
0.910% due 08/25/2032	16	14
Amresco Residential Securities Mortgage Loan Trust
0.705% due 06/25/2028	91	86
0.765% due 06/25/2027	171	163
0.765% due 09/25/2027	308	282
Argent Securities, Inc.
0.700% due 10/25/2035	1,000	620
1.260% due 10/25/2033	2,017	1,942
Asset-Backed Funding Certificates Trust
0.630% due 03/25/2035	4,791	4,629
0.890% due 04/25/2033	999	889
0.910% due 06/25/2034	5,085	4,683
1.230% due 03/25/2032	1,040	952
Asset-Backed Securities Corp. Home Equity
0.729% due 06/15/2031	113	110
0.840% due 09/25/2034	562	409

1.559% due 04/15/2033	104	96
Avalon Capital Ltd.
0.582% due 02/24/2019	5,885	5,813
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	100	102
Bayview Financial Asset Trust
0.610% due 12/25/2039	286	249
Bear Stearns Asset-Backed Securities Trust
0.280% due 12/25/2036	230	224
0.290% due 10/25/2036	70	67
0.330% due 05/25/2037	84	80
0.610% due 03/25/2035	4,003	3,912
0.660% due 12/25/2033	1,296	1,224
0.700% due 06/25/2036	994	886
0.710% due 09/25/2034	250	201
0.800% due 06/25/2043	1,206	1,156
0.870% due 10/25/2032	70	64
0.890% due 09/25/2035	1,372	1,346
1.010% due 10/27/2032	24	22
1.210% due 10/25/2037	5,397	879
1.210% due 11/25/2042	319	309
1.410% due 10/25/2032	222	206
1.460% due 08/25/2037	4,066	2,860
1.710% due 11/25/2042	195	177
1.810% due 10/25/2037	1,500	450
3.025% due 10/25/2036	2,272	1,640
3.161% due 07/25/2036	1,710	413
5.500% due 01/25/2034	104	108
5.500% due 12/25/2035	374	321
5.750% due 10/25/2033	1,205	1,277
6.000% due 06/25/2034	1,318	1,352
Bear Stearns Second Lien Trust
1.010% due 12/25/2036	5,000	1,678
Bear Stearns Structured Products, Inc.
1.210% due 03/25/2037	553	544
BlueMountain CLO Ltd.
0.548% due 11/15/2017	961	954
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	3,000	3,028
Carrington Mortgage Loan Trust
0.690% due 10/25/2035	2,500	1,932
CDC Mortgage Capital Trust
0.830% due 01/25/2033	40	34
1.260% due 01/25/2033	774	654
Centex Home Equity
0.690% due 06/25/2034	8	6
0.900% due 09/25/2034	257	145
5.160% due 09/25/2034	1,130	969
Chase Funding Mortgage Loan Asset-Backed Certificates
0.750% due 04/25/2033	2	2
0.790% due 11/25/2034	3	2
4.515% due 02/25/2014	34	34
4.537% due 09/25/2032	7	5
CIT Group Home Equity Loan Trust
1.185% due 12/25/2031	586	508
CIT Mortgage Loan Trust
1.460% due 10/25/2037	374	361
Citibank Omni Master Trust
2.959% due 08/15/2018 (d)	10,800	11,239
Citigroup Mortgage Loan Trust, Inc.
0.290% due 01/25/2037	66	32
0.320% due 08/25/2036	118	117
5.550% due 08/25/2035	500	445
5.629% due 08/25/2035	2,777	2,480
Conseco Finance
0.909% due 08/15/2033	161	145
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,560	1,204
Conseco Financial Corp.
6.180% due 04/01/2030	698	725
6.220% due 03/01/2030	2,260	2,478
6.240% due 12/01/2028	123	128
6.530% due 04/01/2030	499	526
6.760% due 03/01/2030	197	217
6.810% due 12/01/2028	2,344	2,526
6.860% due 03/15/2028	10	10
6.860% due 07/15/2028	119	124
6.870% due 04/01/2030	31	33
7.070% due 01/15/2029	19	20
7.140% due 03/15/2028	226	247
7.140% due 01/15/2029	92	100
7.290% due 03/15/2028	81	84
7.360% due 02/15/2029	13	14
7.550% due 01/15/2029	976	1,053
7.620% due 06/15/2028	53	57

Countrywide Asset-Backed Certificates
0.390% due 09/25/2036	822	794
0.400% due 06/25/2036	642	620
0.440% due 09/25/2034	21	21
0.550% due 05/25/2036	13	10
0.580% due 12/25/2034	41	40
0.580% due 04/25/2036	579	214
0.600% due 11/25/2034	2,087	1,994
0.670% due 05/25/2046	2,162	1,564
0.680% due 11/25/2033	27	27
0.690% due 12/25/2031	242	154
0.770% due 04/25/2034	8	8
0.810% due 11/25/2033	23	21
0.830% due 09/25/2033	211	194
0.860% due 10/25/2034	5,946	4,936
0.860% due 06/25/2035	750	715
0.890% due 06/25/2033	12	11
1.110% due 05/25/2032	234	213
1.210% due 09/25/2032	189	167
5.125% due 12/25/2034	3,873	1,585
5.387% due 05/25/2036 ^	449	290
5.413% due 01/25/2034	142	118
Credit Suisse First Boston Mortgage Securities Corp.
0.570% due 05/25/2044	48	48
0.830% due 01/25/2032	13	11
Credit-Based Asset Servicing and Securitization LLC
0.270% due 04/25/2037	949	473
0.640% due 01/25/2036 ^	586	3
0.650% due 04/25/2036	174	168
1.110% due 11/25/2033	1,451	1,318
5.028% due 08/25/2035	164	162
5.303% due 12/25/2035	264	250
5.970% due 10/25/2036	2,200	2,256
6.280% due 05/25/2035	489	505
Denver Arena Trust
6.940% due 11/15/2019	539	554
EFS Volunteer LLC
1.088% due 07/26/2027	1,755	1,776
EMC Mortgage Loan Trust
0.660% due 12/25/2042	1,495	1,209
0.960% due 08/25/2040	728	610
Equifirst Mortgage Loan Trust
4.250% due 09/25/2033	742	720
Equity One ABS, Inc.
0.460% due 07/25/2034	72	52
0.510% due 04/25/2034	1,260	986
0.550% due 07/25/2034	5	4
FBR Securitization Trust
0.970% due 09/25/2035	312	300
First Alliance Mortgage Loan Trust
0.631% due 09/20/2027	6	4
2.500% due 10/25/2024	1	1
8.020% due 03/20/2031	9	9
First Franklin Mortgage Loan Trust
0.270% due 10/25/2036	130	129
0.320% due 12/25/2037	380	199
0.830% due 11/25/2031	145	123
First NLC Trust
0.280% due 08/25/2037	323	142
Fremont Home Loan Trust
0.320% due 02/25/2036	4	4
Galaxy CLO Ltd.
0.555% due 04/25/2019	690	669
GMAC Mortgage Corp. Loan Trust
0.960% due 02/25/2031	405	386
Goldman Sachs Asset Management CLO PLC
0.533% due 08/01/2022	2,317	2,230
GSAA Trust
0.480% due 06/25/2035	376	358
GSAMP Trust
0.360% due 10/25/2036	6,527	795
0.560% due 01/25/2045	193	182
0.700% due 09/25/2035	2,000	1,372
1.035% due 03/25/2034	1,969	1,767
1.185% due 08/25/2033	38	26
GSRPM Mortgage Loan Trust
0.910% due 01/25/2032	54	54
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018	496	491
Home Equity Asset Trust
0.270% due 05/25/2037	171	169
0.300% due 08/25/2037	11	11
0.590% due 01/25/2036	11,332	10,934
0.810% due 11/25/2032	1	1
1.005% due 07/25/2034	726	655
1.130% due 02/25/2033	1	1

Home Equity Mortgage Trust
0.390% due 05/25/2036	31	31
5.300% due 05/25/2036	135	100
5.821% due 04/25/2035	316	311
HSBC Home Equity Loan Trust
0.361% due 03/20/2036	2,350	2,319
0.371% due 01/20/2036	108	106
0.391% due 01/20/2036	887	858
0.501% due 01/20/2034	251	243
0.741% due 01/20/2034	533	517
HSI Asset Loan Obligation Trust
0.270% due 12/25/2036	16	6
HSI Asset Securitization Corp. Trust
0.260% due 12/25/2036	71	71
IMC Home Equity Loan Trust
7.310% due 11/20/2028	57	57
Indymac Home Equity Loan Asset-Backed Trust
2.235% due 07/25/2034	1,000	802
Indymac Residential Asset-Backed Trust
0.370% due 07/25/2037	192	107
0.660% due 08/25/2035	700	622
Irwin Home Equity Corp.
1.560% due 02/25/2029	440	367
JPMorgan Mortgage Acquisition Corp.
0.270% due 12/25/2029	299	294
0.280% due 01/25/2037	945	926
0.290% due 08/25/2036	3	1
0.320% due 08/25/2036	1,987	930
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,010	2,230
Lehman XS Trust
0.360% due 04/25/2037	161	103
Long Beach Mortgage Loan Trust
0.540% due 01/25/2046	47	24
0.680% due 08/25/2035	2,664	2,605
0.770% due 10/25/2034	229	204
0.910% due 03/25/2032	1	1
1.065% due 07/25/2034	700	631
1.260% due 10/25/2034	172	136
1.635% due 03/25/2032	522	455
Loomis Sayles CLO Ltd.
0.544% due 10/26/2020	2,955	2,850
Madison Avenue Manufactured Housing Contract
1.660% due 03/25/2032	286	285
Massachusetts Educational Financing Authority
1.265% due 04/25/2038	1,903	1,913
MASTR Asset-Backed Securities Trust
0.290% due 05/25/2037	763	751
0.360% due 05/25/2037	500	334
0.960% due 12/25/2034 ^	1,000	936
1.035% due 10/25/2034	1,234	1,041
MASTR Specialized Loan Trust
1.060% due 05/25/2037	630	16
Merrill Lynch First Franklin Mortgage Loan Trust
1.710% due 10/25/2037	633	443
Merrill Lynch Mortgage Investors, Inc.
0.270% due 10/25/2037	356	84
0.290% due 09/25/2037	117	28
0.300% due 06/25/2037	561	204
Mid-State Trust
6.005% due 08/15/2037	3,265	3,532
8.330% due 04/01/2030	450	470
Morgan Stanley ABS Capital
0.270% due 05/25/2037	298	187
0.310% due 11/25/2036	3,039	1,615
0.360% due 06/25/2036	180	129
0.390% due 01/25/2036	696	683
0.530% due 11/25/2035	6,086	5,900
0.670% due 06/25/2034	241	228
1.140% due 06/25/2034	545	509
1.410% due 06/25/2033	844	788
2.210% due 07/25/2037 ^	1,250	60
2.610% due 08/25/2034	661	448
Morgan Stanley Dean Witter Capital
1.560% due 02/25/2033	216	184
2.685% due 01/25/2032	746	539
Morgan Stanley IXIS Real Estate Capital Trust
0.320% due 11/25/2036	2,756	1,177
Morgan Stanley Mortgage Loan Trust
0.370% due 11/25/2036	2,090	364
Mountain View Funding CLO
0.600% due 04/15/2019	296	290
MSIM Peconic Bay Ltd.
0.599% due 07/20/2019	461	454
New Century Home Equity Loan Trust
0.390% due 05/25/2036	619	374

0.470% due 06/25/2035	9	9
0.660% due 06/25/2035	1,000	807
1.861% due 06/20/2031	1,489	1,428
Newcastle Investment Trust
4.500% due 07/10/2035	2,199	2,245
Nomura Asset Acceptance Corp.
0.830% due 01/25/2036	1,612	973
Novastar Home Equity Loan
0.310% due 03/25/2037	22	22
0.990% due 05/25/2033	6	5
Oakwood Mortgage Investors, Inc.
0.584% due 03/15/2018	255	222
Octagon Investment Partners Ltd.
0.612% due 11/28/2018	815	800
Option One Mortgage Loan Trust
0.610% due 02/25/2035	106	102
0.711% due 08/20/2030	8	6
0.730% due 02/25/2035	804	434
0.750% due 06/25/2032	4	3
0.810% due 04/25/2033	33	30
1.005% due 05/25/2034	35	30
Origen Manufactured Housing Contract Trust
0.449% due 05/15/2032	5	5
4.750% due 08/15/2021	358	358
Pacifica CDO Ltd.
0.574% due 01/26/2020	697	689
Park Place Securities, Inc.
0.800% due 02/25/2035	36	36
0.860% due 10/25/2034	1,000	1,001
0.910% due 10/25/2034	2,500	1,573
People’s Choice Home Loan Securities Trust
0.640% due 05/25/2035	886	858
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019	1,313	1,312
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047	2,238	1,947
5.504% due 01/25/2036 ^	208	145
Prima Capital CDO Ltd.
5.417% due 12/28/2048	1,306	1,331
RAAC Series
0.610% due 06/25/2047	1,500	1,284
1.410% due 09/25/2047	1,058	972
Renaissance Home Equity Loan Trust
0.710% due 12/25/2033	174	165
1.310% due 09/25/2037	929	565
1.410% due 08/25/2032	1,062	851
1.450% due 03/25/2033	26	23
4.934% due 08/25/2035	140	137
Residential Asset Mortgage Products Trust
0.990% due 02/25/2033	6	5
5.591% due 07/25/2034 ^	1,960	1,464
5.707% due 08/25/2034 ^	2,967	2,347
5.942% due 04/25/2034	1,373	1,315
Residential Asset Securities Corp. Trust
0.640% due 03/25/2035	5,962	5,210
0.790% due 06/25/2033	131	101
1.005% due 01/25/2035	118	107
5.120% due 12/25/2033	471	420
7.140% due 04/25/2032 ^	268	21
Residential Funding Mortgage Securities Trust
0.500% due 12/25/2032	5	4
6.230% due 06/25/2037	5,000	1,998
7.420% due 04/25/2031	12	12
8.850% due 03/25/2025	21	20
SACO, Inc.
0.570% due 05/25/2036	1,942	831
0.630% due 03/25/2036	1,145	699
0.730% due 06/25/2036 ^	420	360
0.960% due 07/25/2035	2,507	1,789
Salomon Brothers Mortgage Securities, Inc.
0.690% due 03/25/2028	117	112
Saxon Asset Securities Trust
0.710% due 03/25/2032	461	401
0.730% due 08/25/2032	2	2
0.750% due 03/25/2035	33	27
Securitized Asset-Backed Receivables LLC
0.260% due 10/25/2036 ^	1,556	543
0.870% due 10/25/2035	170	166
Silverado CLO Ltd.
0.585% due 04/11/2020	4,000	3,893
SLC Student Loan Trust
1.208% due 06/15/2021	5,400	5,491
4.750% due 06/15/2033	4,206	4,021
SLM Student Loan Trust
0.715% due 04/25/2023	2,800	2,815
1.080% due 03/15/2028	600	597

1.110% due 03/15/2028	800	796
1.215% due 07/25/2023	14,600	14,641
1.508% due 12/15/2033	3,728	3,685
1.751% due 03/15/2028	450	448
1.815% due 04/25/2023	4,992	5,208
1.849% due 09/15/2028	5,850	5,794
1.859% due 12/15/2017	3,584	3,599
2.015% due 07/25/2023	5,000	5,285
2.859% due 12/16/2019	4,900	5,029
Soundview Home Loan Trust
0.400% due 02/25/2036	25	24
0.470% due 12/25/2035	2,542	2,463
0.510% due 11/25/2035	67	64
0.860% due 11/25/2033	207	197
South Carolina Student Loan Corp.
1.311% due 09/03/2024	600	612
Specialty Underwriting & Residential Finance
0.710% due 09/25/2036	1,000	468
1.410% due 10/25/2035	389	257
Structured Asset Investment Loan Trust
0.690% due 09/25/2035	2,000	1,121
0.720% due 08/25/2035	1,500	486
0.870% due 04/25/2035	2,000	1,499
1.185% due 09/25/2034	171	107
1.485% due 12/25/2034	194	105
Structured Asset Securities Corp.
0.260% due 02/25/2037	111	110
0.300% due 06/25/2037	1,108	1,029
0.560% due 12/25/2034	87	87
0.610% due 05/25/2034	11	10
0.790% due 01/25/2033	1,235	1,133
0.860% due 05/25/2034	48	44
1.714% due 04/25/2035	548	529
1.785% due 01/25/2033	95	74
3.375% due 08/25/2031	234	230
Trapeza CDO LLC
1.173% due 11/16/2034	1,000	362
Truman Capital Mortgage Loan Trust
0.960% due 12/25/2032	300	280
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,004
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	125	130
6.210% due 05/07/2026	564	587
7.905% due 02/07/2026	2	2
8.220% due 10/07/2029	853	881
Veritas CLO Ltd.
0.681% due 09/05/2016	275	274
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036	145	59
Wells Fargo Home Equity Trust
0.840% due 04/25/2034	210	152
WMC Mortgage Loan Pass-Through Certificates
1.036% due 03/20/2029	18	17

Total Asset-Backed Securities (Cost $327,860)		288,461

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,709

Total Sovereign Issues (Cost $2,498)		2,709

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	574	574

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $589. Repurchase proceeds are $574.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 1.2%
PIMCO Short-Term Floating NAV Portfolio	914,532	9,152

Total Short-Term Instruments (Cost $9,725)		9,726

Total Investments 136.1% (Cost $1,042,318)		$1,018,720
Other Assets and Liabilities (Net) (36.1%)		(270,120)

Net Assets 100.0%		$748,600

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $149,776 at a weighted average interest rate of 0.254%.

(d)	Securities with an aggregate market value of $214,689 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	0.550%	11/30/2012	03/01/2013	$14,856	$(14,864)
	0.750%	11/30/2012	03/01/2013	1,497	(1,498)
BPG	0.240%	01/02/2013	01/25/2013	114,066	(114,083)
DEU	0.420%	12/24/2012	01/14/2013	14,000	(14,002)
JPS	0.300%	12/12/2012	01/08/2013	8,230	(8,231)
	0.360%	12/19/2012	01/02/2013	163,740	(163,763)
	0.860%	01/04/2013	01/25/2013	10,109	(10,109)
	0.865%	12/04/2012	01/04/2013	10,107	(10,114)

					$(336,664)

(e)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $1,044 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.250%	06/20/2022	$27,100	$1,282	$1,035

(f)	Securities with an aggregate market value of $10,278 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(g)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$926	$267	$0	$267
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033	2,500	116	0	116
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	1,000	145	0	145
Home Equity Mortgage Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030	1,059	228	0	228
LB-UBS Commercial Mortgage Trust 5.470% due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	716	0	716
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	139	66	0	66
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032	328	261	33	228
Merrill Lynch Mortgage Trust 5.263% due 11/12/2037	JPM	(1.150%	)	11/12/2037	1,000	822	0	822
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	130	16	0	16
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	400	0	400
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	147	123	0	123
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	500	97	0	97

						$3,257	$33	$3,224

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$381	$(40)	$(95)	$55
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	1,000	(122)	(340)	218
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034	926	(257)	0	(257)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033	2,500	2	0	2
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	1,000	(244)	(330)	86
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	250	(27)	(75)	48
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	961	(284)	(336)	52
Home Equity Mortgage Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.815%	06/25/2030	1,059	(213)	0	(213)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032	328	(261)	(39)	(222)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	376	(298)	0	(298)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034	1,000	(95)	(320)	225
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	551	(20)	(154)	134
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034	69	(41)	(28)	(13)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034	16	(15)	(15)	0

					$(1,915)	$(1,732)	$(183)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	0.989%	$3,000	$2	$(202)	$204

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.6-2 Index	DUB	0.170%	05/25/2046	$202	$(180)	$(81)	$(99)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037	7,970	(7,571)	(6,775)	(796)
ABX.HE.AAA.6-1 Index	RYL	0.180%	07/25/2045	15,169	(628)	(1,517)	889
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015	8,000	(160)	0	(160)

					$(8,539)	$(8,373)	$(166)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$6,900	$1,274	$8,174
Industrials	0	9,259	1,630	10,889
Municipal Bonds & Notes
Texas	0	1,140	0	1,140
West Virginia	0	2,977	0	2,977
U.S. Government Agencies	0	90,069	84	90,153
U.S. Treasury Obligations	0	201,615	0	201,615
Mortgage-Backed Securities	0	401,843	1,033	402,876
Asset-Backed Securities	0	279,997	8,464	288,461
Sovereign Issues	0	2,709	0	2,709
Short-Term Instruments
Repurchase Agreements	0	574	0	574
Central Funds Used for Cash Management Purposes	9,152	0	0	9,152
	$9,152	$997,083	$12,485	$1,018,720

Financial Derivative Instruments - Assets
Credit Contracts	0	4,737	400	5,137
Interest Rate Contracts	0	1,035	0	1,035
	$0	$5,772	$400	$6,172

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(2,058)	$0	$(2,058)

Totals	$9,152	$1,000,797	$12,885	$1,022,834

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,007	$0	$(37)	$0	$0	$304	$0	$0	$1,274	$289
Industrials	1,652	0	(42)	0	0	20	0	0	1,630	23
U.S. Government Agencies	103	0	(19)	0	0	0	0	0	84	0
Mortgage-Backed Securities	97	0	(22)	(2)	(1)	3	958	0	1,033	1
Asset-Backed Securities	7,966	6,500	(969)	20	1	170	0	(5,224)	8,464	44

	$10,825	$6,500	$(1,089)	$18	$0	$497	$958	$(5,224)	$12,485	$357
Financial Derivative Instruments - Assets
Credit Contracts	$685	$0	$0	$0	$0	$(140)	$0	$(145)	$400	$(58)

Totals	$11,510	$6,500	$(1,089)	$18	$0	$357	$958	$(5,369)	$12,885	$299

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,274	Third Party Vendor	Broker Quote	75.00
Industrials	1,630	Third Party Vendor	Broker Quote	107.50
U.S. Government Agencies	84	Third Party Vendor	Broker Quote	100.31
Mortgage-Backed Securities	1,033	Benchmark Pricing	Base Price	74.51 - 101.23
Asset-Backed Securities	7,884	Benchmark Pricing	Base Price	87.00 - 99.66
	580	Third Party Vendor	Broker Quote	101.75
Financial Derivative Instruments - Assets
Credit Contracts	400	Indicative Market Quotations	Broker Quote	20.42

Total	$12,885

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 87.6%
SOVEREIGN ISSUES 87.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	3,185	$1,555
10.000% due 01/01/2014		8,797	4,413
10.000% due 01/01/2017		216,803	111,749

Total Brazil (Cost $116,501)			117,717

UNITED STATES 10.4%
ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp.
0.260% due 08/25/2036		$2	1
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		253	233
Bear Stearns Asset-Backed Securities Trust
1.210% due 10/25/2037		661	533
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037		13	13
0.270% due 07/25/2045		58	42
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036		59	57
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		3	2
0.330% due 07/25/2037		197	97
First NLC Trust
0.280% due 08/25/2037		206	90
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036		4	2
GSAMP Trust
0.280% due 12/25/2036		10	5
Home Equity Asset Trust
0.270% due 05/25/2037		3	3
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		3	1
0.260% due 12/25/2036		2	2
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047		50	46
0.290% due 08/25/2036		2	1
0.290% due 03/25/2037		7	7
0.320% due 08/25/2036		284	133
Lehman ABS Mortgage Loan Trust
0.300% due 06/25/2037		57	31
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		62	55
MASTR Asset-Backed Securities Trust
0.290% due 05/25/2037		9	9
Merrill Lynch Mortgage Investors, Inc.
0.290% due 09/25/2037		11	3
Morgan Stanley ABS Capital
0.270% due 05/25/2037		20	12
New Century Home Equity Loan Trust
0.390% due 05/25/2036		48	29
Popular ABS Mortgage Pass-Through Trust
0.300% due 06/25/2047		46	40
Securitized Asset-Backed Receivables LLC
0.270% due 12/25/2036 ^		40	12
0.290% due 11/25/2036 ^		19	6
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		7	3

			1,468

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035		189	175
American Home Mortgage Investment Trust
2.010% due 09/25/2045		31	30
Banc of America Funding Corp.
5.621% due 01/20/2047 ^		255	186
Banc of America Mortgage Trust
2.998% due 07/25/2034		82	81
Bear Stearns Adjustable Rate Mortgage Trust
3.010% due 02/25/2034		193	191
3.099% due 05/25/2047 ^		86	68

3.108% due 04/25/2034	67	66
Bear Stearns Alt-A Trust
0.370% due 02/25/2034	35	34
2.662% due 01/25/2036 ^	475	298
Bear Stearns Structured Products, Inc.
2.797% due 01/26/2036	1,175	777
2.829% due 12/26/2046	657	375
Chase Mortgage Finance Corp.
2.900% due 03/25/2037	37	33
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	137	136
2.689% due 08/25/2035	167	90
2.927% due 07/25/2046 ^	34	27
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 06/25/2033	315	312
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035	202	197
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	227	225
GSR Mortgage Loan Trust
2.774% due 01/25/2036	41	36
Harborview Mortgage Loan Trust
3.103% due 07/19/2035	387	365
5.262% due 08/19/2036 ^	9	8
Indymac Index Mortgage Loan Trust
2.651% due 12/25/2034	146	129
Luminent Mortgage Trust
0.390% due 12/25/2036	36	24
Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035	157	147
1.214% due 10/25/2035	253	249
Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036	1,103	963
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	32	25
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033	127	129
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	243	198
Sequoia Mortgage Trust
2.649% due 04/20/2035	197	198
2.728% due 01/20/2047	18	15
Structured Adjustable Rate Mortgage Loan Trust
2.781% due 01/25/2035	239	220
2.797% due 08/25/2035	144	131
Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035	1,055	1,043
WaMu Mortgage Pass-Through Certificates
2.403% due 04/25/2037	22	16
2.426% due 12/25/2036 ^	20	16
2.454% due 06/25/2033	120	123
2.569% due 03/25/2034	171	174
2.643% due 12/25/2036 ^	66	53
2.697% due 09/25/2036	29	23
4.738% due 05/25/2037 ^	45	35
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^	46	40

		7,661

U.S. GOVERNMENT AGENCIES 3.6%
Freddie Mac
0.490% due 09/25/2031	145	135
5.000% due 07/15/2014	4,400	4,722

		4,857

Total United States (Cost $15,825)		13,986

SHORT-TERM INSTRUMENTS 28.0%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/02/2013	268	268

(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $274. Repurchase proceeds are $268.)
U.S. TREASURY BILLS 0.3%
0.147% due 11/14/2013 (a)(d)	460	460

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 27.5%
PIMCO Short-Term Floating NAV Portfolio	3,683,949	36,865

Total Short-Term Instruments (Cost $37,590)	37,593

Total Investments 126.0% (Cost $169,916)	$169,296
Other Assets and Liabilities (Net) (26.0%)	(34,964)

Net Assets 100.0%	$134,332

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $3,782 at a weighted average interest rate of 0.344%.

(d)	Securities with an aggregate market value of $459 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(e)	OTC swap agreements outstanding as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$38	$0	$38
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		2,550	24	0	24
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		2,550	24	0	24

							$86	$0	$86

(f)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	JPY	1,433,302		$17,113	BPS	$566	$0	$566
01/2013		1,384,869		16,712	HUS	725	0	725
01/2013		$16,090	JPY	1,384,869	BPS	0	(103)	(103)
01/2013		2,040		171,698	BRC	0	(58)	(58)
01/2013		1,495		126,172	HUS	0	(38)	(38)
02/2013	BRL	5,801		$2,769	BRC	0	(52)	(52)
02/2013		126,946		61,337	HUS	0	(403)	(403)
02/2013		21,014		10,000	UAG	0	(220)	(220)
02/2013	CNY	107,162		17,026	DUB	0	(8)	(8)
02/2013	JPY	1,384,869		16,094	BPS	103	0	103
02/2013		$14,780	BRL	30,374	HUS	8	(16)	(8)
02/2013		49,031		102,739	UAG	936	0	936
02/2013		16,887	CNY	107,162	CBK	151	(3)	148
03/2013		6,820	CAD	6,735	RBC	0	(61)	(61)
03/2013		681	EUR	514	CBK	0	(2)	(2)
03/2013		1,099		829	DUB	0	(4)	(4)
03/2013		7,209		5,583	RYL	165	0	165
03/2013		4,524	GBP	2,813	DUB	44	0	44
04/2013	BRL	102,739		$48,661	UAG	0	(945)	(945)
04/2013	MXN	104,967		8,090	CBK	61	(24)	37
04/2013		6,634		494	FBF	0	(15)	(15)
04/2013		69,680		5,310	HUS	0	(36)	(36)
04/2013		75,136		5,840	JPM	76	0	76
04/2013		1,372,690		106,359	MSC	1,221	(167)	1,054
04/2013		$864	MXN	11,098	BOA	0	(13)	(13)
04/2013		48,236		632,614	DUB	295	0	295
04/2013		64,498		839,220	UAG	24	(142)	(118)
05/2013		88,618		1,143,433	MSC	0	(1,157)	(1,157)

						$4,375	$(3,467)	$908

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Brazil
Sovereign Issues	$0	$117,717	$0	$117,717
United States
Asset-Backed Securities	0	1,468	0	1,468
Mortgage-Backed Securities	0	7,661	0	7,661
U.S. Government Agencies	0	4,857	0	4,857
Short-Term Instruments
Repurchase Agreements	0	268	0	268
U.S. Treasury Bills	0	460	0	460
Central Funds Used for Cash Management Purposes	36,865	0	0	36,865
	$36,865	$132,431	$0	$169,296

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	4,375	0	4,375
Interest Rate Contracts	0	86	0	86
	$0	$4,461	$0	$4,461

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(3,467)	$0	$(3,467)

Totals	$36,865	$133,425	$0	$170,290

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$600	$631
4.750% due 02/16/2021		500	566
7.875% due 06/10/2019		5,000	6,575

Total Bermuda (Cost $6,892)			7,772

BRAZIL 25.4%
CORPORATE BONDS & NOTES 5.3%
CSN Islands Corp.
6.875% due 09/21/2019		$10,000	11,250
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,270
Petrobras International Finance Co.
5.375% due 01/27/2021		360	407
5.750% due 01/20/2020		15,149	17,306
5.875% due 03/01/2018		10,000	11,495
7.875% due 03/15/2019		15,810	19,813
Vale Overseas Ltd.
6.250% due 01/23/2017		260	300

			63,841

SOVEREIGN ISSUES 20.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	144	70
10.000% due 01/01/2014		54,826	27,501
10.000% due 01/01/2017		420,795	216,895

			244,466

Total Brazil (Cost $295,991)			308,307

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,497
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	5,145

Total Cayman Islands (Cost $6,895)			7,642

CHILE 0.8%
CORPORATE BONDS & NOTES 0.8%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,593
Corp. Nacional del Cobre de Chile
3.750% due 11/04/2020		7,750	8,411

Total Chile (Cost $8,891)			10,004

COLOMBIA 0.4%
SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,278

Total Colombia (Cost $4,412)			5,278

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$8,100	8,227

Total Germany (Cost $8,121)			8,227

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	8,467

Total Hong Kong (Cost $7,838)			8,467

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of India
4.750% due 09/30/2015		$925	970
State Bank of India
4.500% due 07/27/2015		5,400	5,667

Total India (Cost $6,446)			6,637

INDONESIA 0.5%
SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.625% due 02/17/2037		$4,000	5,380
10.375% due 05/04/2014		500	559

Total Indonesia (Cost $5,220)			5,939

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	105
RZD Capital Ltd.
5.739% due 04/03/2017		4,300	4,827

			4,932

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	220

Total Ireland (Cost $4,723)			5,152

KAZAKHSTAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$1,674	1,742

Total Kazakhstan (Cost $1,724)			1,742

LUXEMBOURG 1.4%
CORPORATE BONDS & NOTES 1.4%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$2,550	3,388
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		202	205
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	333
7.175% due 05/16/2013		2,050	2,092
7.750% due 05/29/2018		8,400	10,027
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	566

Total Luxembourg (Cost $15,200)			16,611

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	43

Total Malaysia (Cost $39)			43

MEXICO 12.2%
CORPORATE BONDS & NOTES 2.2%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,493
5.000% due 03/30/2020		5,000	5,837
6.375% due 03/01/2035		5,000	6,614
Petroleos Mexicanos
8.000% due 05/03/2019		8,000	10,500
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	832

			27,276

SOVEREIGN ISSUES 10.0%
Mexico Government International Bond
6.050% due 01/11/2040		$4,000	5,384
6.250% due 06/16/2016	MXN	347,200	28,004
6.500% due 06/10/2021		435,000	36,537
6.750% due 09/27/2034		$263	380
8.300% due 08/15/2031		2,100	3,397
8.500% due 12/13/2018	MXN	470	43
9.500% due 12/18/2014		1,155	97
10.000% due 12/05/2024		441,000	47,824

			121,666

Total Mexico (Cost $132,616)			148,942

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Waha Aerospace BV
3.925% due 07/28/2020		$6,400	6,952

Total Netherlands (Cost $6,437)			6,952

PANAMA 0.9%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,891

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		100	142
7.250% due 03/15/2015		6,000	6,744

			6,886

Total Panama (Cost $10,212)			10,777

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	2,003
8.750% due 11/21/2033		$100	174

Total Peru (Cost $1,627)			2,177

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	35

Total Poland (Cost $29)			35

QATAR 0.7%
CORPORATE BONDS & NOTES 0.4%
Nakilat, Inc.
6.267% due 12/31/2033		$3,795	4,679

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		200	211

6.550% due 04/09/2019		2,400	3,030

			3,241

Total Qatar (Cost $6,957)			7,920

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
12.750% due 06/24/2028		$100	203

Total Russia (Cost $169)			203

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	11,522

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	64

Total Singapore (Cost $9,993)			11,586

SOUTH KOREA 2.3%
CORPORATE BONDS & NOTES 2.3%
Export-Import Bank of Korea
4.000% due 01/29/2021		$14,000	15,108
5.125% due 06/29/2020		3,500	4,036
Industrial Bank of Korea
3.750% due 09/29/2016		380	408
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,450
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,779

Total South Korea (Cost $24,807)			27,781

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	1,065

Total Tunisia (Cost $1,055)			1,065

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$3,782	4,273

Total United Arab Emirates (Cost $4,031)			4,273

UNITED STATES 3.5%
ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.510% due 03/25/2037		$495	279
Morgan Stanley Mortgage Loan Trust
0.570% due 04/25/2037		450	213

			492

CORPORATE BONDS & NOTES 2.7%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	700
8.625% due 05/22/2068		400	795
Bank of America N.A.
0.588% due 06/15/2016		$900	860
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	23,350
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,895
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	3,197
SLM Corp.
5.375% due 05/15/2014		$200	210

Wachovia Corp.
5.750% due 02/01/2018	900	1,079

		33,086

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
3.006% due 02/25/2036	59	49
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	2,950	2,985
Chase Mortgage Finance Corp.
2.900% due 03/25/2037	111	98
Citigroup Mortgage Loan Trust, Inc.
2.901% due 03/25/2034	21	21
2.927% due 07/25/2046 ^	69	55
Countrywide Home Loan Mortgage Pass-Through Trust
3.090% due 09/25/2047 ^	44	35
5.124% due 10/20/2035	365	295
Harborview Mortgage Loan Trust
5.262% due 08/19/2036 ^	38	31
Luminent Mortgage Trust
0.390% due 12/25/2036	71	48
MASTR Adjustable Rate Mortgages Trust
0.450% due 05/25/2037	282	178
Merrill Lynch Alternative Note Asset
0.510% due 03/25/2037	473	196
3.048% due 06/25/2037 ^	374	235
Merrill Lynch Mortgage-Backed Securities Trust
5.018% due 04/25/2037 ^	106	83
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,168
Morgan Stanley Mortgage Loan Trust
2.514% due 06/25/2036	29	27
Sequoia Mortgage Trust
2.728% due 01/20/2047	45	36
WaMu Mortgage Pass-Through Certificates
2.129% due 01/25/2037 ^	85	66
2.403% due 04/25/2037	55	41
2.426% due 12/25/2036 ^	51	40
2.643% due 12/25/2036 ^	199	160
2.697% due 09/25/2036	95	77
4.738% due 05/25/2037 ^	135	104

		6,028

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 (e)	400	421
5.000% due 07/15/2014	2,100	2,253

		2,674

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 10/31/2013	490	491
0.500% due 11/15/2013	390	391

		882

Total United States (Cost $37,897)		43,162

VIRGIN ISLANDS (BRITISH) 3.7%
CORPORATE BONDS & NOTES 3.7%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$6,700	7,404
GTL Trade Finance, Inc.
7.250% due 10/20/2017	5,000	5,800
TNK-BP Finance S.A.
6.625% due 03/20/2017	11,710	13,379
7.500% due 03/13/2013	100	101
7.500% due 07/18/2016	2,900	3,371
7.875% due 03/13/2018	12,000	14,627

Total Virgin Islands (British) (Cost $39,916)		44,682

SHORT-TERM INSTRUMENTS 41.1%
REPURCHASE AGREEMENTS 11.4%
Banc of America Securities LLC
0.120% due 01/02/2013	$23,400	23,400
(Dated 12/26/2012. Collateralized by U.S. Treasury Notes 0.625% due 08/31/2017 valued at $23,974. Repurchase proceeds are $23,401.)

Barclays, Inc.
0.230% due 01/02/2013	4,100	4,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $4,169. Repurchase proceeds are $4,100.)
BNP Paribas Securities Corp.
0.240% due 01/02/2013	5,000	5,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $5,102. Repurchase proceeds are $5,000.)
Credit Suisse Securities (USA) LLC
0.220% due 01/02/2013	12,000	12,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $12,281. Repurchase proceeds are $12,000.)
Morgan Stanley & Co., Inc.
0.250% due 01/02/2013	80,300	80,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.125% - 3.500% due 02/15/2039 - 11/15/2041 valued at $81,310. Repurchase proceeds are $80,301.)
RBS Securities, Inc.
0.230% due 02/21/2013	13,300	13,300
(Dated 12/19/2012. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2014 valued at $13,568. Repurchase proceeds are $13,301.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	587	587
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $599. Repurchase proceeds are $587.)

		138,687

U.S. TREASURY BILLS 0.2%
0.164% due 05/23/2013 - 11/14/2013 (a)	2,422	2,420

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 29.5%
PIMCO Short-Term Floating NAV Portfolio	35,879,598	359,047

Total Short-Term Instruments (Cost $500,679)		500,154

Total Investments 98.9% (Cost $1,148,817)		$1,201,530
Other Assets and Liabilities (Net) 1.1%		13,704

Net Assets 100.0%		$1,215,234

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $3,901 at a weighted average interest rate of 0.271%.

(d)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $184 and cash of $1,227 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	$38,000	$(2,026)	$(1,423)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	27,000	(1,278)	(1,052)

					$(3,304)	$(2,475)

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.860%	$8,000	$46	$(411)	$457
Brazil Government International Bond	BRC	1.000%	06/20/2021	1.394%	37,000	(1,112)	(1,788)	676
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.394%	10,000	(301)	(456)	155
Brazil Government International Bond	DUB	1.000%	12/20/2016	0.860%	7,000	41	(356)	397
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.406%	16,000	(509)	(770)	261
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.406%	6,000	(191)	(265)	74
China Government International Bond	CBK	1.000%	12/20/2016	0.453%	6,000	132	(248)	380
China Government International Bond	CBK	1.000%	06/20/2021	0.990%	11,000	13	(154)	167
China Government International Bond	CBK	1.000%	09/20/2021	1.006%	12,500	(1)	(302)	301
China Government International Bond	DUB	1.000%	09/20/2021	1.006%	22,000	(2)	(1,107)	1,105
China Government International Bond	JPM	1.000%	12/20/2016	0.453%	8,000	175	(256)	431
China Government International Bond	RYL	1.000%	12/20/2016	0.453%	4,000	87	(130)	217

China Government International Bond	UAG	1.000%	12/20/2016	0.453%	12,500	274	(275)	549
Colombia Government International Bond	UAG	1.000%	09/20/2015	0.535%	6,500	85	(147)	232
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	1.296%	5,000	51	0	51
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	0.790%	50,000	250	(2,678)	2,928
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	1.260%	1,700	10	0	10
Indonesia Government International Bond	BRC	2.320%	12/20/2016	0.936%	2,600	143	0	143
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.511%	3,225	36	(123)	159
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.693%	20,000	203	(258)	461
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.511%	3,225	36	(130)	166
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.892%	25,000	134	(260)	394
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.749%	20,000	204	(512)	716
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.287%	6,000	(131)	(218)	87

						$(327)	$(10,844)	$10,517

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,200	$93	$149	$(56)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	25,000	1,934	3,150	(1,216)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	12,700	982	1,581	(599)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	1,300	100	162	(62)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	66,500	5,145	8,363	(3,218)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	25,000	2,289	3,538	(1,249)

					$10,543	$16,943	$(6,400)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	205,000	$3,641	$(207)	$3,848
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		458,600	9,972	435	9,537
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		180,000	6,628	406	6,222
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		77,000	(38)	(118)	80
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	38,000	364	0	364
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		5,700	53	0	53
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		5,700	53	0	53
Pay	28-Day MXN-TIIE	8.720%	09/05/2016	CBK		3,000	27	7	20
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		200,000	221	(44)	265
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		475,000	524	85	439
Pay	28-Day MXN-TIIE	8.865%	09/12/2016	GLM		45,000	444	0	444
Pay	28-Day MXN-TIIE	8.850%	09/21/2016	JPM		80,000	785	0	785
Pay	28-Day MXN-TIIE	8.900%	09/22/2016	CBK		52,250	519	0	519
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		280,000	210	41	169
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		650,000	487	50	437
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		225,000	1,150	286	864
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		217,000	(38)	181	(219)

							$25,002	$1,122	$23,880

(f)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	1,234		$1,597	CBK	$0	$(32)	$(32)
01/2013	MYR	37		12	UAG	0	0	0
01/2013	SGD	117		95	GLM	0	0	0
01/2013		$9,060	EUR	6,968	BOA	138	0	138
01/2013		696		528	BRC	1	0	1
01/2013		855		657	UAG	13	0	13
02/2013	BRL	426,244		$207,287	HUS	0	(15)	(15)
02/2013	CNY	403,483		64,000	BRC	0	(137)	(137)
02/2013		125,750		20,000	CBK	11	0	11
02/2013		222,526		35,355	DUB	0	(17)	(17)
02/2013		$500	BRL	1,059	BOA	15	0	15
02/2013		700		1,463	DUB	12	0	12
02/2013		5,390		11,198	HUS	57	(1)	56
02/2013		4,700		9,857	UAG	94	0	94
02/2013		16,021	CNY	100,500	BRC	0	(46)	(46)
02/2013		43,429		273,007	CBK	85	(118)	(33)
02/2013		28,060		176,758	JPM	103	(66)	37
02/2013		12,233		77,694	RYL	117	0	117
02/2013		19,742		123,800	UAG	0	(63)	(63)
02/2013		1,369	HKD	10,604	UAG	0	0	0
02/2013		244	PLN	786	JPM	10	0	10
03/2013	GBP	859		$1,383	BOA	0	(12)	(12)
04/2013	MXN	624,290		47,881	MSC	0	(11)	(11)
04/2013	PEN	4,176		1,604	MSC	0	(24)	(24)
04/2013		$2,000	MXN	25,736	BRC	0	(26)	(26)
04/2013		1,300		16,952	CBK	1	0	1
04/2013		482		6,309	DUB	2	0	2
04/2013		1,000		13,171	GSC	10	0	10
04/2013		7,961		104,224	HUS	52	(17)	35
04/2013		5,961		77,702	JPM	27	(27)	0
04/2013		6,685		86,840	MSC	6	(29)	(23)
04/2013		176		2,311	UAG	1	0	1

						$755	$(641)	$114

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$7,772	$0	$7,772
Brazil
Corporate Bonds & Notes	0	63,841	0	63,841
Sovereign Issues	0	244,466	0	244,466
Cayman Islands
Corporate Bonds & Notes	0	7,642	0	7,642
Chile
Corporate Bonds & Notes	0	10,004	0	10,004
Colombia
Sovereign Issues	0	5,278	0	5,278
Germany
Corporate Bonds & Notes	0	8,227	0	8,227
Hong Kong
Corporate Bonds & Notes	0	8,467	0	8,467
India
Corporate Bonds & Notes	0	6,637	0	6,637
Indonesia
Sovereign Issues	0	5,939	0	5,939
Ireland
Corporate Bonds & Notes	0	4,932	0	4,932
Sovereign Issues	0	220	0	220
Kazakhstan
Corporate Bonds & Notes	0	1,742	0	1,742
Luxembourg
Corporate Bonds & Notes	0	16,611	0	16,611
Malaysia
Sovereign Issues	0	43	0	43
Mexico
Corporate Bonds & Notes	0	27,276	0	27,276
Sovereign Issues	0	121,666	0	121,666
Netherlands
Corporate Bonds & Notes	0	6,952	0	6,952
Panama
Corporate Bonds & Notes	0	3,891	0	3,891
Sovereign Issues	0	6,886	0	6,886
Peru
Sovereign Issues	0	2,177	0	2,177
Poland
Sovereign Issues	0	35	0	35
Qatar
Corporate Bonds & Notes	0	4,679	0	4,679
Sovereign Issues	0	3,241	0	3,241
Russia
Sovereign Issues	0	203	0	203
Singapore
Corporate Bonds & Notes	0	11,522	0	11,522
Sovereign Issues	0	64	0	64
South Korea
Corporate Bonds & Notes	0	27,781	0	27,781
Tunisia
Sovereign Issues	0	1,065	0	1,065
United Arab Emirates
Corporate Bonds & Notes	0	4,273	0	4,273
United States
Asset-Backed Securities	0	492	0	492
Corporate Bonds & Notes	0	33,086	0	33,086
Mortgage-Backed Securities	0	6,028	0	6,028
U.S. Government Agencies	0	2,674	0	2,674
U.S. Treasury Obligations	0	882	0	882
Virgin Islands (British)
Corporate Bonds & Notes	0	44,682	0	44,682
Short-Term Instruments
Repurchase Agreements	0	138,687	0	138,687
U.S. Treasury Bills	0	2,420	0	2,420
Central Funds Used for Cash Management Purposes	359,047	0	0	359,047
	$359,047	$842,483	$0	$1,201,530

Financial Derivative Instruments - Assets
Credit Contracts	0	10,517	0	10,517
Foreign Exchange Contracts	0	755	0	755
Interest Rate Contracts	0	24,099	0	24,099
	$0	$35,371	$0	$35,371

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(6,400)	0	(6,400)
Foreign Exchange Contracts	0	(641)	0	(641)
Interest Rate Contracts	0	(2,694)	0	(2,694)

	$0	$(9,735)	$0	$(9,735)

Totals	$359,047	$868,119	$0	$1,227,166
(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.0%
REPURCHASE AGREEMENTS 35.0%
Banc of America Securities LLC
0.230% due 01/02/2013	$3,700	$3,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2014 valued at $3,775. Repurchase proceeds are $3,700.)
Credit Suisse Securities (USA) LLC
0.230% due 01/02/2013	3,200	3,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $3,273. Repurchase proceeds are $3,200.)
JPMorgan Securities, Inc.
0.250% due 01/02/2013	3,700	3,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $3,781. Repurchase proceeds are $3,700.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	254	254
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $260. Repurchase proceeds are $254.)

		10,854

SHORT-TERM NOTES 12.9%
Fannie Mae
0.178% due 02/20/2013	500	500
0.183% due 08/01/2013	1,600	1,599
Federal Home Loan Bank
0.167% due 02/20/2013	300	300
Freddie Mac
0.142% due 03/05/2013	400	400
0.152% due 02/26/2013	500	500
0.162% due 02/19/2013	200	200
0.178% due 02/25/2013	500	500

		3,999

U.S. TREASURY BILLS 2.0%
0.156% due 08/22/2013 - 12/12/2013 (a)	622	621

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 50.1%
PIMCO Short-Term Floating NAV Portfolio	1,552,380	15,535

Total Short-Term Instruments (Cost $31,019)		31,009

PURCHASED OPTIONS (c) 0.7%
(Cost $183)		216

Total Investments 100.7% (Cost $31,202)		$31,225
Written Options (d) (0.7%) (Premiums $171)		(224)
Other Assets and Liabilities (Net) 0.0%		(7)

Net Assets 100.0%		$30,994

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Purchased options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	BRC		$1.336	01/22/2013	EUR	5,900	$23	$26
Call - OTC GBP versus USD	JPM		1.642	01/24/2013	GBP	4,700	17	16
Put - OTC NZD versus USD	FBF		0.829	01/21/2013	NZD	8,100	24	72
Call - OTC USD versus BRL	UAG	BRL	2.115	01/24/2013		$5,600	29	11
Call - OTC USD versus CAD	BRC	CAD	0.999	01/23/2013		7,800	18	30
Put - OTC USD versus JPY	DUB	JPY	82.670	01/25/2013		7,800	29	2
Call - OTC USD versus MXN	BRC	MXN	13.068	01/24/2013		4,700	20	35
Call - OTC USD versus NOK	UAG	NOK	5.641	01/23/2013		6,200	23	24

							$183	$216

(d)	Written options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC		$1.298	01/22/2013	EUR	5,900	$23	$(20)
Put - OTC GBP versus USD	JPM		1.608	01/24/2013	GBP	4,700	18	(19)
Call - OTC NZD versus USD	FBF		0.855	01/21/2013	NZD	8,100	21	(2)
Put - OTC USD versus BRL	UAG	BRL	2.032	01/24/2013		$5,600	25	(27)
Put - OTC USD versus CAD	BRC	CAD	0.979	01/23/2013		7,800	17	(6)
Call - OTC USD versus JPY	DUB	JPY	85.620	01/25/2013		7,800	30	(125)
Put - OTC USD versus MXN	BRC	MXN	12.603	01/24/2013		4,700	16	(8)
Put - OTC USD versus NOK	UAG	NOK	5.465	01/23/2013		6,200	21	(17)

							$171	$(224)

(e)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	2,950		$3,886	BRC	$0	$(9)	$(9)
01/2013		2,950		3,886	CBK	0	(9)	(9)
01/2013	GBP	2,350		3,820	CBK	3	0	3
01/2013		2,350		3,820	JPM	2	0	2
01/2013	JPY	327,916		3,900	BRC	114	0	114
01/2013		327,912		3,900	DUB	114	0	114
01/2013		$2,800	BRL	5,789	JPM	18	0	18
01/2013		2,800		5,789	UAG	18	0	18
01/2013		3,900	CAD	3,854	BRC	0	(27)	(27)
01/2013		3,900		3,854	CBK	0	(28)	(28)
01/2013		2,350	MXN	30,086	BRC	0	(27)	(27)
01/2013		2,350		30,086	HUS	0	(27)	(27)
01/2013		1,550	NOK	8,604	CBK	0	(3)	(3)
01/2013		1,550		8,604	GSC	0	(3)	(3)
01/2013		3,100		17,208	UAG	0	(6)	(6)
01/2013		3,411	NZD	4,050	FBF	0	(68)	(68)
01/2013		1,705		2,025	HUS	0	(34)	(34)
01/2013		1,705		2,025	RBC	0	(34)	(34)

						$269	$(275)	$(6)

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Short-Term Instruments
Repurchase Agreements	$0	$10,854	$0	$10,854
Short-Term Notes	0	3,999	0	3,999
U.S. Treasury Bills	0	621	0	621
Central Funds Used for Cash Management Purposes	15,535	0	0	15,535
Purchased Options
Foreign Exchange Contracts	0	216	0	216
	$15,535	$15,690	$0	$31,225

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$269	$0	$269

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(499)	$0	$(499)

Totals	$15,535	$15,460	$0	$30,995

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 14.5%
AMR Corp.
1.000% due 02/27/2013		$500	$500
Ancestry.com
6.750% due 12/28/2018		3,940	3,815
Chrysler Group LLC
6.000% due 05/24/2017		4,671	4,780
Colfax Corp.
4.500% due 01/13/2019		396	400
DaVita, Inc.
4.000% due 11/01/2019		1,000	1,009
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,900	1,924
Freedom Group, Inc.
5.500% due 04/19/2019		10,950	10,704
HCA, Inc.
2.712% due 05/02/2016		6,843	6,848
3.561% due 03/31/2017		1,000	1,004
Health Management Associates, Inc.
4.500% due 11/18/2018		891	899
Ineos U.S. Finance LLC
6.500% due 04/27/2018		744	754
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018		2,000	2,019
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		2,750	2,759
NRG Energy, Inc.
4.000% due 07/01/2018		2,955	2,991
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		891	906
Pinafore LLC
4.250% due 09/29/2016		2,225	2,243
Quintiles Transnational Corp.
1.000% due 06/08/2018		4,433	4,444
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,006
Springleaf Financial Funding Co.
5.500% due 05/10/2017		26,950	26,840
Vodafone Americas Finance
6.250% due 07/24/2016		5,156	5,324
6.875% due 08/17/2015		2,215	2,270
Walter Investment Management Corp.
5.750% due 11/28/2017		1,802	1,812

Total Bank Loan Obligations (Cost $83,511)			85,251

CORPORATE BONDS & NOTES 105.7%
BANKING & FINANCE 30.1%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,250	1,256
AGFC Capital Trust
6.000% due 01/15/2067 (j)		26,500	16,496
Ally Financial, Inc.
3.510% due 02/11/2014 (j)		4,130	4,219
6.250% due 01/15/2019		761	741
6.500% due 03/15/2016		379	378
6.500% due 11/15/2018		578	575
6.750% due 12/01/2014 (j)		5,000	5,425
7.000% due 11/15/2024		265	263
7.250% due 09/15/2017 (j)		2,250	2,236
7.250% due 09/15/2017		550	550
8.000% due 11/01/2031		950	1,200
Bank One Capital
8.750% due 09/01/2030 (j)		250	344
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)	EUR	5,447	3,966
BPCE S.A.
12.500% due 08/31/2049 (d)		$1,425	1,655
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 01/22/2015	EUR	1,000	1,348
Checkout Holding Corp.
0.000% due 11/15/2015		$375	264
CIT Group, Inc.
4.250% due 08/15/2017 (j)		3,925	4,059
5.000% due 05/15/2017 (j)		6,350	6,763
5.000% due 08/15/2022		1,900	2,033

Columbus International, Inc.
11.500% due 11/20/2014		500	560
11.500% due 11/20/2014 (j)		7,250	8,120
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,545
Eksportfinans ASA
2.000% due 09/15/2015		150	144
5.500% due 05/25/2016		125	130
5.500% due 06/26/2017		300	316
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		875	1,020
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	7,245
Governor & Co. of the Bank of Ireland
4.625% due 04/08/2013		500	663
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	1,350	1,995
HBOS PLC
6.750% due 05/21/2018		$220	238
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		653	75
Hub International Ltd.
8.125% due 10/15/2018		1,200	1,236
Ineos Finance PLC
7.500% due 05/01/2020		1,575	1,658
8.375% due 02/15/2019		275	297
9.250% due 05/15/2015	EUR	1,500	2,134
ING U.S., Inc.
5.500% due 07/15/2022 (j)		$550	597
International Lease Finance Corp.
5.875% due 08/15/2022		1,675	1,776
6.500% due 09/01/2014		1,275	1,367
6.750% due 09/01/2016		1,275	1,438
7.125% due 09/01/2018		1,275	1,485
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,635
6.439% due 05/23/2020		1,000	1,314
7.375% due 03/12/2020		50	68
7.625% due 12/09/2019	GBP	538	920
7.875% due 11/01/2020		$250	271
15.000% due 12/21/2019	EUR	1,100	2,054
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		$14,000	3,343
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (j)		7,500	7,313
Milestone Aviation Group LLC
8.625% due 12/15/2017		750	756
Morgan Stanley
4.875% due 11/01/2022 (j)		3,750	3,886
6.375% due 07/24/2042 (j)		2,500	2,933
Nationstar Mortgage LLC
7.875% due 10/01/2020		675	716
9.625% due 05/01/2019		3,550	3,994
Nuveen Investments, Inc.
9.125% due 10/15/2017		2,000	1,975
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (j)		3,850	4,023
Provident Funding Associates LP
10.125% due 02/15/2019 (j)		14,475	15,344
10.250% due 04/15/2017 (j)		9,000	9,968
Regions Financial Corp.
7.375% due 12/10/2037		2,775	3,053
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		600	654
Royal Bank of Scotland NV
1.011% due 03/09/2015		925	880
SLM Corp.
0.615% due 01/27/2014		500	495
5.625% due 08/01/2033 (j)		3,500	3,264
8.450% due 06/15/2018 (j)		3,000	3,525
Springleaf Finance Corp.
5.400% due 12/01/2015 (j)		7,494	7,119
6.900% due 12/15/2017		200	180
Stone Street Trust
5.902% due 12/15/2015 (j)		1,000	1,095
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,377
10.500% due 02/15/2019		300	502

Wind Acquisition Finance S.A.
11.750% due 07/15/2017 (j)		$3,600	3,789

			176,256

INDUSTRIALS 60.9%
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		750	621
Aguila S.A.
7.875% due 01/31/2018		1,350	1,438
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018 (j)		4,050	4,495
Alere, Inc.
8.625% due 10/01/2018		2,150	2,171
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,950	3,068
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,605
Alliance One International, Inc.
10.000% due 07/15/2016 (j)		4,350	4,600
Alphabet Holding Co., Inc.
7.750% due 11/01/2017		1,400	1,446
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,432	1,482
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		575	608
Ameristar Casinos, Inc.
7.500% due 04/15/2021		600	653
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	657
ARD Finance S.A.
11.125% due 06/01/2018 (a)		472	498
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,927
Aviation Capital Group Corp.
7.125% due 10/15/2020 (j)		9,225	9,730
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (j)		6,028	6,389
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,690
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	450
BE Aerospace, Inc.
5.250% due 04/01/2022		600	639
Berry Plastics Corp.
5.090% due 02/15/2015 (j)		7,175	7,204
9.500% due 05/15/2018		2,300	2,541
9.750% due 01/15/2021		3,425	3,964
Biomet, Inc.
6.500% due 08/01/2020		2,475	2,639
Cablevision Systems Corp.
8.000% due 04/15/2020		125	141
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/2017		2,000	2,152
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,472
Catalina Marketing Corp.
10.500% due 10/01/2015		2,625	2,671
Cemex S.A.B. de C.V.
9.000% due 01/11/2018 (j)		5,425	5,900
9.500% due 06/15/2018		3,500	3,929
Chemtura Corp.
7.875% due 09/01/2018		725	781
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,885
CityCenter Holdings LLC
10.750% due 01/15/2017		770	801
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,700	1,768
CMA CGM S.A.
8.500% due 04/15/2017		500	404
8.875% due 04/15/2019	EUR	1,500	1,585
CommScope, Inc.
8.250% due 01/15/2019		$625	688
Constellation Brands, Inc.
4.625% due 03/01/2023		950	998
6.000% due 05/01/2022		875	1,006
Conti-Gummi Finance BV
7.500% due 09/15/2017	EUR	2,000	2,834
Continental Airlines, Inc.
6.750% due 09/15/2015 (j)		$3,350	3,534
Continental Rubber Of America Corp.
4.500% due 09/15/2019		625	643
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,484

Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,712
CPI International, Inc.
8.000% due 02/15/2018		350	343
CVR Refining LLC
6.500% due 11/01/2022 (j)		5,950	5,950
Delhaize Group S.A.
5.700% due 10/01/2040 (j)		764	717
Dex One Corp.
14.000% due 01/29/2017 (a)		20	7
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,240
DISH DBS Corp.
5.000% due 03/15/2023		5,250	5,276
6.750% due 06/01/2021		2,700	3,091
DJO Finance LLC
9.750% due 10/15/2017		3,300	2,953
DynCorp International, Inc.
10.375% due 07/01/2017		800	736
El Paso LLC
7.250% due 06/01/2018		300	348
El Paso Natural Gas Co.
8.375% due 06/15/2032		175	249
Eldorado Resorts LLC
8.625% due 06/15/2019		1,275	1,224
Energy Transfer Equity LP
7.500% due 10/15/2020 (j)		3,500	4,060
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,330
8.375% due 08/01/2066 (j)		4,405	5,031
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,272
ERA Group, Inc.
7.750% due 12/15/2022		1,250	1,234
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,812
FGI Operating Co. LLC
7.875% due 05/01/2020 (j)		5,275	5,460
First Data Corp.
6.750% due 11/01/2020		875	888
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	692
Ford Motor Co.
9.215% due 09/15/2021 (j)		800	1,040
Global Generations Merger Sub, Inc.
11.000% due 12/15/2020		2,000	2,045
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (j)		14,050	12,575
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	416
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,250	1,309
Grifols, Inc.
8.250% due 02/01/2018		$875	968
Hapag-Lloyd AG
9.750% due 10/15/2017 (j)		7,580	7,694
9.750% due 10/15/2017		2,975	3,020
HCA Holdings, Inc.
6.250% due 02/15/2021		800	822
HCA, Inc.
6.500% due 02/15/2020 (j)		2,875	3,242
7.250% due 09/15/2020		650	723
8.500% due 04/15/2019 (j)		4,775	5,348
HD Supply, Inc.
8.125% due 04/15/2019		475	543
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	409
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		300	332
Huntsman International LLC
4.875% due 11/15/2020		1,200	1,220
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	2,042
Immucor, Inc.
11.125% due 08/15/2019		900	1,017
IMS Health, Inc.
6.000% due 11/01/2020		700	735
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	3,500	4,592
8.500% due 02/15/2016		$7,050	7,050
Inmet Mining Corp.
8.750% due 06/01/2020		1,450	1,591
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,500	3,815
Interactive Data Corp.
10.250% due 08/01/2018		275	311

InterGen NV
9.000% due 06/30/2017 (j)		4,030	3,627
Jaguar Holding Co.
9.500% due 12/01/2019		1,775	2,023
Jaguar Land Rover PLC
7.750% due 05/15/2018		250	274
8.125% due 05/15/2021		250	276
Laredo Petroleum, Inc.
9.500% due 02/15/2019		3,525	3,957
Lender Processing Services, Inc.
5.750% due 04/15/2023		750	782
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,642
LIN Television Corp.
8.375% due 04/15/2018		25	28
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		400	420
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017 (j)		6,715	6,270
McClatchy Co.
9.000% due 12/15/2022		3,550	3,643
MGM Resorts International
6.625% due 07/15/2015		1,500	1,616
6.625% due 12/15/2021		3,000	3,004
6.875% due 04/01/2016		300	319
7.500% due 06/01/2016		250	269
8.625% due 02/01/2019		1,000	1,120
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	910
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		3,000	3,041
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (j)		16,225	15,292
Navios Maritime Holdings, Inc.
8.875% due 11/01/2017		200	201
NCR Corp.
5.000% due 07/15/2022		225	230
New Gold, Inc.
6.250% due 11/15/2022		800	832
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	7,694
Oasis Petroleum, Inc.
6.500% due 11/01/2021		300	320
OGX Austria GmbH
8.375% due 04/01/2022		350	293
8.500% due 06/01/2018 (j)		4,750	4,299
OI European Group BV
6.875% due 03/31/2017	EUR	300	412
Ono Finance PLC
10.875% due 07/15/2019		$3,000	2,880
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	656
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	767
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	3,000	3,871
Perstorp Holding AB
8.750% due 05/15/2017		$1,750	1,811
PetroBakken Energy Ltd.
8.625% due 02/01/2020		675	689
PHH Corp.
7.375% due 09/01/2019		2,150	2,397
9.250% due 03/01/2016 (j)		4,925	5,775
Plains Exploration & Production Co.
6.500% due 11/15/2020		300	334
6.750% due 02/01/2022		600	677
Ply Gem Industries, Inc.
8.250% due 02/15/2018		600	651
Quality Distribution LLC
9.875% due 11/01/2018 (j)		4,000	4,340
Quebecor Media, Inc.
7.750% due 03/15/2016		1,153	1,185
Rain CII Carbon LLC
8.000% due 12/01/2018		725	741
Rex Energy Corp.
8.875% due 12/01/2020		3,000	3,015
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,000	2,070
7.125% due 04/15/2019 (j)		775	837
7.875% due 08/15/2019		1,200	1,341
8.250% due 02/15/2021		2,375	2,422
8.500% due 05/15/2018		1,000	1,030
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,700	1,538
Samson Investment Co.
9.750% due 02/15/2020		3,675	3,905

SandRidge Energy, Inc.
7.500% due 03/15/2021		1,400	1,505
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	4,252
Sappi Papier Holding GmbH
7.750% due 07/15/2017		$1,100	1,203
Schaeffler Finance BV
7.750% due 02/15/2017		550	613
8.500% due 02/15/2019		425	482
Sealed Air Corp.
6.500% due 12/01/2020		900	977
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		250	272
Seneca Gaming Corp.
8.250% due 12/01/2018		1,525	1,616
Sequa Corp.
7.000% due 12/15/2017		750	758
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	266
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		1,175	1,187
Steel Dynamics, Inc.
6.125% due 08/15/2019		325	346
6.375% due 08/15/2022		200	213
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	241
Tenet Healthcare Corp.
8.875% due 07/01/2019		1,700	1,912
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032 (j)		375	539
Terex Corp.
6.000% due 05/15/2021		1,075	1,137
Thermon Industries, Inc.
9.500% due 05/01/2017		58	65
Tomkins LLC
9.000% due 10/01/2018		260	293
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		1,600	1,660
9.625% due 06/15/2018		525	558
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		500	545
Unit Corp.
6.625% due 05/15/2021		400	413
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,360
Univision Communications, Inc.
6.875% due 05/15/2019		$1,475	1,541
UPC Holding BV
9.875% due 04/15/2018		2,000	2,270
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,631
7.625% due 01/15/2020	EUR	750	1,093
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (j)		$8,450	8,925
6.875% due 12/01/2018		1,900	2,057
Windstream Corp.
7.750% due 10/15/2020		700	760
Wynn Las Vegas LLC
5.375% due 03/15/2022		1,400	1,495

			357,586

UTILITIES 14.7%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (j)		7,900	8,820
AES Corp.
7.375% due 07/01/2021		950	1,059
AES Ironwood LLC
8.857% due 11/30/2025 (j)		4,880	5,746
Coffeyville Resources LLC
10.875% due 04/01/2017 (i)(j)		15,825	17,487
Edison Mission Energy
7.000% due 05/15/2017 ^		11,000	5,885
Energy Future Holdings Corp.
9.750% due 10/15/2019		3,500	3,885
10.000% due 01/15/2020		11,250	12,628
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017 (j)		3,800	4,066
9.750% due 10/15/2019		3,944	4,378
Frontier Communications Corp.
7.125% due 01/15/2023		500	532
7.450% due 07/01/2035		325	306
9.000% due 08/15/2031		1,450	1,602
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,347

Midwest Generation LLC
8.560% due 01/02/2016 ^(f)		1,188	1,152
NGPL PipeCo LLC
7.119% due 12/15/2017		750	821
NSG Holdings LLC
7.750% due 12/15/2025 (j)		4,450	4,606
Red Oak Power LLC
8.540% due 11/30/2019		479	524
9.200% due 11/30/2029		2,100	2,331
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,657
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,640	1,733
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	330
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	500	671
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$1,500	1,624
7.748% due 02/02/2021		1,500	1,736
Westmoreland Coal Co.
10.750% due 02/01/2018		1,000	1,010
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (o)		327	331

			86,267

Total Corporate Bonds & Notes (Cost $593,709)			620,109

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		100	140
7.550% due 04/01/2039		100	144
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		1,000	1,056

			1,340

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		300	443

VIRGINIA 0.2%
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.125% due 01/01/2043		1,000	1,016

Total Municipal Bonds & Notes (Cost $2,489)			2,799

MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust
2.816% due 10/25/2035		225	194
American Home Mortgage Assets LLC
0.440% due 09/25/2046 ^		394	54
1.085% due 11/25/2046		973	531
6.250% due 06/25/2037		490	298
Banc of America Alternative Loan Trust
0.610% due 05/25/2035		131	94
Banc of America Funding Corp.
3.045% due 03/20/2036 ^		405	343
Bear Stearns Adjustable Rate Mortgage Trust
2.662% due 10/25/2035		204	208
Bear Stearns Alt-A Trust
2.672% due 01/25/2035		11	8
Citigroup Mortgage Loan Trust, Inc.
2.570% due 11/25/2035		1,220	1,176
Countrywide Alternative Loan Trust
0.390% due 05/25/2047		57	40
0.421% due 03/20/2046		85	56
0.470% due 07/25/2046 ^		463	116
1.140% due 12/25/2035		164	118
5.172% due 10/25/2035 ^		115	88
Countrywide Home Loan Mortgage Pass-Through Trust
0.530% due 03/25/2035		404	308
6.000% due 05/25/2036 ^		226	207
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		779	542
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		215	222
Downey Savings & Loan Association Mortgage Loan Trust
0.460% due 03/19/2045		61	50
First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035		842	700

6.000% due 05/25/2036	205	174
GMAC Mortgage Corp. Loan Trust
3.909% due 04/19/2036	621	517
Granite Mortgages PLC
1.219% due 01/20/2044	6,966	6,822
GSR Mortgage Loan Trust
2.621% due 11/25/2035	271	267
2.821% due 04/25/2035	7	6
3.047% due 05/25/2035	1,667	1,420
Harborview Mortgage Loan Trust
0.400% due 01/19/2038	49	38
0.450% due 03/19/2036	834	542
Indymac Index Mortgage Loan Trust
4.787% due 09/25/2035	163	145
JPMorgan Mortgage Trust
2.536% due 07/27/2037	783	635
2.967% due 04/25/2035	318	312
3.095% due 07/25/2035	296	293
6.000% due 08/25/2037	283	245
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	363	359
Residential Accredit Loans, Inc. Trust
0.540% due 03/25/2037	624	200
5.500% due 02/25/2036 ^	678	482
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	215	195
Structured Asset Mortgage Investments, Inc.
0.430% due 05/25/2036	52	34
WaMu Mortgage Pass-Through Certificates
0.936% due 05/25/2047	651	537
5.093% due 07/25/2037	455	422
5.787% due 10/25/2036	426	353
Wells Fargo Mortgage-Backed Securities Trust
2.662% due 03/25/2035	701	693

Total Mortgage-Backed Securities (Cost $17,968)		20,044

ASSET-BACKED SECURITIES 4.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,844	1,876
7.001% due 09/20/2022	19,200	18,774
Argent Securities, Inc.
1.260% due 12/25/2033	303	290
Carrington Mortgage Loan Trust
0.360% due 08/25/2036	100	54
Credit-Based Asset Servicing and Securitization LLC
4.888% due 01/25/2037	1,238	666
GSAMP Trust
0.360% due 08/25/2036	100	55
Mid-State Trust
7.791% due 03/15/2038	24	25
Morgan Stanley ABS Capital
0.350% due 05/25/2037	200	101
Option One Mortgage Loan Trust
1.185% due 08/25/2033	136	94
Residential Asset Securities Corp. Trust
0.360% due 08/25/2036	92	70
6.980% due 09/25/2031	1,805	1,761

Total Asset-Backed Securities (Cost $22,563)		23,766

	SHARES
COMMON STOCKS 3.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (b)	126,000	199

ENERGY 0.1%
Global Geophysical Services, Inc. (b)	125,000	481
Lone Pine Resources, Inc. (b)	114,862	142
MPLX LP (b)	6,099	190

		813

FINANCIALS 1.3%
CIT Group, Inc. (b)	110,481	4,269
Hipotecaria Su Casita S.A. de C.V. (b)	78,886	0
Oppenheimer Holdings, Inc. ‘A’ (g)	115,400	1,993
PHH Corp. (b)	61,000	1,388

PMI Group, Inc. (b)	658,337	9

		7,659

HEALTH CARE 1.0%
Novasep, Inc.	586,278	8
NVHL S.A. ‘A’ (o)	200,400	596
NVHL S.A. ‘B’ (o)	200,400	595
NVHL S.A. ‘C’ (o)	200,400	595
NVHL S.A. ‘D’ (o)	200,400	595
NVHL S.A. ‘E’ (o)	200,400	595
NVHL S.A. ‘F’ (o)	200,400	595
NVHL S.A. ‘G’ (o)	200,400	595
NVHL S.A. ‘H’ (o)	200,400	595
NVHL S.A. ‘I’ (o)	200,400	595
NVHL S.A. ‘J’ (o)	200,400	595

		5,959

INFORMATION TECHNOLOGY 0.2%
Advanced Micro Devices, Inc. (b)(g)	409,800	983

TELECOMMUNICATION SERVICES 0.4%
Level 3 Communications, Inc. (b)	47,176	1,090
SoftBank Corp.	27,000	979

		2,069

Total Common Stocks (Cost $27,075)		17,682

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 04/20/2018 (d)	22,000	1,258

Total Convertible Preferred Securities (Cost $1,100)		1,258

PREFERRED SECURITIES 4.1%
BANKING & FINANCE 4.1%
Farm Credit Bank
10.000% due 12/15/2020 (d)	12,000	14,981
FelCor Lodging Trust, Inc.
8.000% due 01/30/2013 (d)	20,000	488
First Industrial Realty Trust, Inc.
6.915% due 01/29/2013 (d)	5,000	4,474
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,264

Total Preferred Securities (Cost $20,133)		24,207

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.1%
COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	$2,000	1,968

REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.230% due 01/02/2013	900	900
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $918. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	701	701
(Dated 12/31/2012. Collateralized by Freddie Mac 2.100% due 10/17/2022 valued at $717. Repurchase proceeds are $701.)

		1,601

U.S. TREASURY BILLS 0.9%
0.154% due 01/31/2013 - 12/12/2013 (c)(k)(m)	5,537	5,534

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.6%
PIMCO Short-Term Floating NAV Portfolio	1,504,169	15,052

Total Short-Term Instruments (Cost $24,134)	24,155

Total Investments 139.6% (Cost $792,682)	$819,271
Other Assets and Liabilities (Net) (39.6%)	(232,404)

Net Assets 100.0%	$586,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)	Securities with an aggregate market value of $1,154 and cash of $4,656 have been pledged as collateral as of December 31, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $211,748 at a weighted average interest rate of 0.528%.

(i)	Securities with an aggregate market value of $624 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(j)	Securities with an aggregate market value of $278,263 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate		Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%	)	10/22/2012	10/19/2014	$4,722	$(4,694)
	(3.000%	)	12/27/2012	12/27/2014	2,696	(2,532)
	0.450%		12/17/2012	01/16/2013	1,448	(1,448)
	0.550%		12/04/2012	03/04/2013	2,826	(2,827)
	0.560%		12/11/2012	03/13/2013	695	(695)
	0.650%		12/18/2012	01/18/2013	16,452	(16,457)
	0.650%		12/19/2012	02/06/2013	9,160	(9,162)
	0.650%		12/27/2012	01/22/2013	16,020	(16,022)
	0.650%		12/28/2012	01/16/2013	5,990	(5,991)
	0.710%		12/11/2012	03/13/2013	68,285	(68,315)
	0.710%		12/21/2012	03/20/2013	4,074	(4,075)
	0.710%		12/28/2012	03/13/2013	4,593	(4,594)
	0.750%		10/24/2012	01/22/2013	8,154	(8,166)
	0.750%		12/04/2012	03/04/2013	12,582	(12,590)
DEU	0.750%		11/08/2012	02/08/2013	8,193	(8,202)
	0.750%		11/16/2012	02/15/2013	10,456	(10,466)
	0.750%		12/06/2012	03/04/2013	25,193	(25,207)
	0.750%		12/14/2012	03/13/2013	20,768	(20,776)
	0.750%		12/17/2012	03/18/2013	6,514	(6,516)
	0.750%		12/20/2012	03/04/2013	7,821	(7,823)
FOB	0.450%		11/26/2012	02/26/2013	3,714	(3,716)
	0.600%		11/26/2012	02/26/2013	4,683	(4,686)
	0.600%		12/14/2012	03/13/2013	949	(949)
	0.650%		12/14/2012	03/13/2013	8,821	(8,824)
ULW	0.520%		10/26/2012	01/28/2013	1,017	(1,018)

						$(255,751)

(k)	Securities with an aggregate market value of $317 and cash of $1,177 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2013	10	$3
90-Day Eurodollar March Futures	Long	03/2013	136	5
E-mini S&P 500 Index March Futures	Short	03/2013	270	54
Euro-OAT France Government 10-Year Bond March Futures	Short	03/2013	60	(9)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	308	(85)

				$(32)

(l)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $8,708 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-16 5-Year Index	(5.000%)	06/20/2016	$35,520	$(1,652)	$(3,161)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	26,136	(464)	(1,716)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	87,400	(487)	(651)

				$(2,603)	$(5,528)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$5,000	$28	$156

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$37,200	$(1,760)	$(1,572)

(m)	Securities with an aggregate market value of $5,217 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(n)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.351%		$3,000	$(77)	$(45)	$(32)
Barclays Bank PLC	GST	(1.000%	)	03/20/2017	1.029%	EUR	3,000	3	166	(163)
Barclays Bank PLC	MYC	(1.000%	)	06/20/2017	1.109%		2,000	12	98	(86)
Berkshire Hathaway Finance Corp.	CBK	(1.000%	)	09/20/2016	0.963%		$2,500	(4)	23	(27)
Best Buy Co., Inc.	BPS	(5.000%	)	09/20/2014	6.061%		3,000	46	4	42
Best Buy Co., Inc.	GST	(5.000%	)	03/20/2014	4.199%		2,000	(23)	15	(38)
Best Buy Co., Inc.	GST	(5.000%	)	09/20/2014	6.061%		2,000	31	45	(14)
Best Buy Co., Inc.	GST	(5.000%	)	03/20/2015	7.037%		2,000	79	140	(61)
Credit Agricole S.A.	CBK	(1.000%	)	06/20/2017	1.358%	EUR	2,000	40	252	(212)
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	1.457%		$15,000	(1,828)	(1,288)	(540)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	0.694%		3,000	(37)	62	(99)
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	0.694%		3,000	(37)	87	(124)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	0.656%		8,000	(104)	110	(214)
Lockheed Martin Corp.	FBF	(1.000%	)	06/20/2017	0.639%		5,000	(81)	(77)	(4)
Telefonaktiebolaget LM Ericsson	BOA	(1.000%	)	09/20/2017	1.401%	EUR	5,000	118	148	(30)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.577%		$10,000	(160)	72	(232)

								$(2,022)	$(188)	$(1,834)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	8.802%		$3,000	$(305)	$101	$(406)
Advanced Micro Devices, Inc.	MYC	5.000%	12/20/2017	9.914%		2,000	(350)	(380)	30
Assured Guaranty Corp.	GST	5.000%	03/20/2013	1.395%		15,500	150	(388)	538
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.383%		1,000	(26)	(42)	16
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.425%		1,500	(46)	(60)	14
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	1.140%		300	23	(30)	53
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.072%		2,000	165	(120)	285
Sharp Corp.	GST	1.000%	03/20/2013	37.215%	JPY	110,000	(96)	(59)	(37)
SoftBank Corp.	BOA	1.000%	12/20/2017	2.142%		160,000	(98)	(167)	69
SoftBank Corp.	BRC	1.000%	12/20/2017	2.142%		225,000	(137)	(259)	122
SoftBank Corp.	GST	1.000%	12/20/2017	2.142%		30,000	(18)	(35)	17
SoftBank Corp.	JPM	1.000%	12/20/2017	2.142%		60,000	(37)	(71)	34
Sony Corp.	BOA	1.000%	03/20/2018	3.181%		40,000	(48)	(58)	10
Sony Corp.	BRC	1.000%	03/20/2018	3.181%		30,000	(36)	(46)	10
Sony Corp.	DUB	1.000%	03/20/2018	3.181%		30,000	(36)	(46)	10
Sony Corp.	GST	1.000%	12/20/2017	3.096%		30,000	(33)	(43)	10
Sony Corp.	GST	1.000%	03/20/2018	3.181%		20,000	(24)	(29)	5
Sony Corp.	JPM	1.000%	12/20/2017	3.096%		60,000	(66)	(89)	23
Sony Corp.	JPM	1.000%	03/20/2018	3.181%		60,000	(72)	(82)	10
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	3.657%		$2,800	(414)	(506)	92
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.996%	JPY	210,000	(34)	(29)	(5)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.995%		48,000	(5)	(70)	65
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.996%		210,000	(34)	(34)	0
Tokyo Electric Power Co., Inc.	JPM	1.000%	09/20/2013	2.996%		170,000	(28)	(30)	2
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.689%		$6,500	(837)	(263)	(574)
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	4.810%		2,500	20	(39)	59

							$(2,422)	$(2,874)	$452

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	$186	$976	$(790)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	—	—	03/09/2012	$651	$596	0.10%
NVHL S.A. ‘B’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘C’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘D’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘E’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘F’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘G’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘H’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘I’	—	—	03/09/2012	652	595	0.10%
NVHL S.A. ‘J’	—	—	03/09/2012	652	595	0.10%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	327	331	0.06%

				$6,846	$6,282	1.06%

(p)	Short sales outstanding as of December 31, 2012:

Description	Shares	Proceeds	Market Value
Kraft Foods Group, Inc.	29,867	$1,052	$(1,373)
Mondelez International, Inc. ‘A’	89,600	1,959	(2,294)

		$3,011	$(3,667)

(q)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	9,768		$10,192	BRC	$69	$0	$69
01/2013	EUR	32,571		42,181	BPS	0	(811)	(811)
01/2013		1,102		1,440	CBK	0	(15)	(15)
01/2013		3,032		3,993	FBF	0	(9)	(9)
01/2013		$24,274	EUR	18,313	BOA	0	(102)	(102)
01/2013		103		79	DUB	2	0	2
01/2013		24,338		18,313	UAG	0	(166)	(166)
01/2013		3,007	JPY	246,584	DUB	0	(160)	(160)
01/2013		181		15,120	FBF	0	(7)	(7)
01/2013		155		13,068	HUS	0	(4)	(4)
01/2013		114		9,573	MSC	0	(4)	(4)
02/2013	EUR	18,313		$24,282	BOA	103	0	103
02/2013		18,313		24,345	UAG	167	0	167
02/2013		$1,513	EUR	1,142	FBF	0	(5)	(5)
03/2013	CAD	4,938		$4,998	CBK	42	0	42
03/2013	GBP	2,552		4,087	JPM	0	(58)	(58)

						$383	$(1,341)	$(958)

(r)	Fair value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$85,251	$0	$85,251
Corporate Bonds & Notes
Banking & Finance	0	176,256	0	176,256
Industrials	0	355,559	2,027	357,586
Utilities	0	84,784	1,483	86,267
Municipal Bonds & Notes
California	0	1,340	0	1,340
New Jersey	0	443	0	443
Virginia	0	1,016	0	1,016
Mortgage-Backed Securities	0	20,044	0	20,044
Asset-Backed Securities	0	3,116	20,650	23,766
Common Stocks
Consumer Discretionary	199	0	0	199
Energy	813	0	0	813
Financials	7,659	0	0	7,659
Health Care	0	0	5,959	5,959
Information Technology	983	0	0	983
Telecommunication Services	2,069	0	0	2,069
Warrants	0	0	0	0
Convertible Preferred Securities
Banking & Finance	0	1,258	0	1,258
Preferred Securities
Banking & Finance	4,752	19,455	0	24,207
Short-Term Instruments
Commercial Paper	0	1,968	0	1,968
Repurchase Agreements	0	1,601	0	1,601
U.S. Treasury Bills	0	5,534	0	5,534
Central Funds Used for Cash Management Purposes	15,052	0	0	15,052
	$31,527	$757,625	$30,119	$819,271

Short Sales, at value	$(3,667)	$0	$0	$(3,667)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,613	59	1,672
Equity Contracts	54	0	0	54
Foreign Exchange Contracts	0	383	0	383
Interest Rate Contracts	8	0	0	8
	$62	$1,996	$59	$2,117

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(8,642)	(574)	(9,216)
Foreign Exchange Contracts	0	(1,342)	0	(1,342)
Interest Rate Contracts	(94)	(1,571)	0	(1,665)

	$(94)	$(11,555)	$(574)	$(12,223)

Totals	$27,828	$748,066	$29,604	$805,498

(ii) There were assets and liabilities valued at $5,732 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Bank Loan Obligations	$500	$0	$0	$0	$0	$0	$0	$(500)	$0	$0
Corporate Bonds & Notes
Industrials	1,459	500	(57)	0	0	125	0	0	2,027	124
Utilities	1,178	387	(129)	21	(4)	30	0	0	1,483	51
Asset-Backed Securities	19,689	0	(280)	52	1	1,188	0	0	20,650	1,185
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0
Health Care	8	6,519	0	0	0	(568)	0	0	5,959	(570)

	$22,834	$7,406	$(466)	$73	$(3)	$775	$0	$(500)	$30,119	$790
Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$59	$0	$0	$59	$59

Financial Derivative Instruments - Liabilities
Credit Contracts	$(390)	$0	$0	$0	$0	$(184)	$0	$0	$(574)	$(184)

Totals	$22,444	$7,406	$(466)	$73	$(3)	$650	$0	$(500)	$29,604	$665

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$2,027	Third Party Vendor	Broker Quote	103.50 - 109.00
Utilities	331	Benchmark Pricing	Base Price	101.26
	1,152	Third Party Vendor	Broker Quote	97.00
Asset-Backed Securities	18,775	Benchmark Pricing	Base Price	97.77
	1,875	Third Party Vendor	Broker Quote	101.75
Common Stocks
Financials	0	Other Valuation Techniques (4)	—	—
Health Care	5,951	Market Comparable Companies	EBITDA multiples	6.00 - 8.00
			Revenue multiples	0.80 - 1.20
			Discount for lack of marketability	15.00 - 25.00
			Control Premium	5.00 - 10.00
	8	Other Valuation Techniques (4)	—	—
Financial Derivative Instruments - Assets
Credit Contracts	59	Indicative Market Quotations	Broker Quote	0.58
Financial Derivative Instruments - Liabilities
Credit Contracts	$(574)	Indicative Market Quotations	Broker Quote	(13.05)

Total	$29,604

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.1%
CORPORATE BONDS & NOTES 2.1%
Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	40,000	$42,319
ING Bank Australia Ltd.
3.460% due 03/03/2015		1,000	1,042

Total Australia (Cost $26,463)			43,361

CANADA 24.4%
SOVEREIGN ISSUES 24.4%
Canada Government Bond
3.750% due 06/01/2019 (g)	CAD	27,000	30,778
4.000% due 06/01/2041 (g)		39,800	53,509
4.250% due 06/01/2018		1,300	1,498
Canada Housing Trust
2.650% due 03/15/2022		5,000	5,188
2.750% due 12/15/2015		100	104
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,693
Province of Ontario
2.850% due 06/02/2023	CAD	15,000	15,071
4.000% due 06/02/2021		78,800	87,702
4.200% due 06/02/2020		54,900	61,886
4.400% due 06/02/2019		70,000	79,443
4.650% due 06/02/2041		37,900	46,725
6.200% due 06/02/2031		7,000	9,791
Province of Quebec
4.500% due 12/01/2018		46,000	52,225
4.500% due 12/01/2020		25,000	28,615
5.000% due 12/01/2041		8,000	10,161
6.250% due 06/01/2032		10,000	13,944

Total Canada (Cost $477,785)			501,333

FRANCE 0.6%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	3,895
Cie de Financement Foncier S.A.
4.500% due 01/09/2013		900	1,189

			5,084

SOVEREIGN ISSUES 0.4%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,806

Total France (Cost $13,153)			12,890

ITALY 35.5%
SOVEREIGN ISSUES 35.5%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015	EUR	75,000	100,781
3.750% due 04/15/2016		50,000	68,572
4.000% due 02/01/2017		25,000	34,367
4.250% due 07/01/2014		10,000	13,674
4.500% due 07/15/2015		130,000	180,444
4.750% due 09/15/2016		26,000	36,726
4.750% due 05/01/2017		49,900	70,351
4.750% due 06/01/2017		158,000	222,232

Total Italy (Cost $701,660)			727,147

NETHERLANDS 7.3%
SOVEREIGN ISSUES 7.3%
Netherlands Government Bond
4.000% due 07/15/2016	EUR	73,000	109,176
4.500% due 07/15/2017		25,500	39,794

Total Netherlands (Cost $141,218)			148,970

SPAIN 15.7%
SOVEREIGN ISSUES 15.7%
Spain Government International Bond
3.250% due 04/30/2016	EUR	37,000	48,418
3.750% due 10/31/2015		115,000	152,975
4.250% due 01/31/2014		40,000	53,662
4.250% due 10/31/2016		50,000	67,196

Total Spain (Cost $320,923)			322,251

SWEDEN 5.5%
SOVEREIGN ISSUES 5.5%
Sweden Government Bond
6.750% due 05/05/2014	SEK	680,000	112,868

Total Sweden (Cost $109,984)			112,868

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,088

Total United Kingdom (Cost $3,932)			4,088

UNITED STATES 11.0%
ASSET-BACKED SECURITIES 2.9%
AFC Home Equity Loan Trust
0.920% due 12/22/2027		$8	8
Ameriquest Mortgage Securities, Inc.
0.440% due 11/25/2035		61	61
Amortizing Residential Collateral Trust
0.790% due 07/25/2032		58	50
0.910% due 10/25/2031		435	344
Argent Securities, Inc.
0.300% due 07/25/2036		1,823	654
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034		830	764
Asset-Backed Securities Corp. Home Equity
0.290% due 05/25/2037		248	203
Bear Stearns Asset-Backed Securities Trust
0.290% due 10/25/2036		84	81
0.300% due 06/25/2047		655	640
0.700% due 06/25/2036		1,717	1,530
0.870% due 10/25/2032		229	212
BNC Mortgage Loan Trust
0.310% due 05/25/2037		546	532
Carrington Mortgage Loan Trust
0.530% due 10/25/2035		378	376
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033		30	27
Countrywide Asset-Backed Certificates
0.310% due 07/25/2037		19,307	18,620
0.310% due 08/25/2037		1,165	1,142
0.310% due 05/25/2047		25	24
0.400% due 06/25/2036		3,503	3,384
0.950% due 05/25/2032		153	135
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032		192	166
Credit-Based Asset Servicing and Securitization LLC
0.270% due 11/25/2036		62	30
0.280% due 01/25/2037		421	147
Equity One ABS, Inc.
0.510% due 04/25/2034		526	412
First Franklin Mortgage Loan Trust
0.950% due 12/25/2034		10	10
Home Equity Asset Trust
0.810% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036		51	21
JPMorgan Mortgage Acquisition Corp.
0.360% due 03/25/2037		10,000	8,571
Lehman XS Trust
0.360% due 04/25/2037		193	123
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034		28	25

Merrill Lynch Mortgage Investors, Inc.
0.290% due 09/25/2037		48	12
Morgan Stanley ABS Capital
0.270% due 05/25/2037		153	96
0.310% due 11/25/2036		12,131	7,070
Park Place Securities, Inc.
0.470% due 09/25/2035		185	179
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037		45	41
SLM Student Loan Trust
1.815% due 04/25/2023		12,775	13,329
Soundview Home Loan Trust
0.270% due 11/25/2036		365	128
Structured Asset Securities Corp.
0.610% due 05/25/2034		10	9
1.714% due 04/25/2035		26	25
Washington Mutual Asset-Backed Certificates Trust
0.270% due 10/25/2036		41	17

			59,199

CORPORATE BONDS & NOTES 2.5%
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,773
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,205
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	3,013
Citigroup, Inc.
6.500% due 08/19/2013		209	216
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	5,370
Maytag Corp.
5.000% due 05/15/2015		5,700	5,981
Mohawk Industries, Inc.
6.375% due 01/15/2016		6,000	6,780
Morgan Stanley
0.597% due 05/02/2014	EUR	100	131
SSIF Nevada LP
1.040% due 04/14/2014		$10,900	10,965
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	6,084

			51,518

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
2.533% due 10/25/2034		26	27
Bear Stearns Alt-A Trust
2.662% due 01/25/2036 ^		2,408	1,511
2.752% due 08/25/2036 ^		66	42
Citigroup Mortgage Loan Trust, Inc.
2.689% due 08/25/2035		167	167
Countrywide Alternative Loan Trust
0.370% due 02/25/2047		287	217
0.390% due 05/25/2047		1,865	1,324
0.391% due 02/20/2047		11,528	6,963
0.400% due 08/25/2046		439	283
0.400% due 11/25/2046		743	490
0.421% due 03/20/2046		966	641
0.470% due 12/25/2035		119	97
0.490% due 12/25/2035		477	375
0.490% due 02/25/2037		325	209
0.510% due 08/25/2035		1,046	762
0.510% due 12/25/2035		1,905	1,405
0.530% due 11/25/2035		13,503	9,314
0.560% due 09/25/2035		3,749	2,850
Countrywide Home Loan Mortgage Pass-Through Trust
0.440% due 05/25/2035		355	280
0.500% due 03/25/2035		1,532	1,011
0.500% due 04/25/2035		20	14
0.510% due 03/25/2035		124	96
0.530% due 03/25/2035		9,253	6,126
0.540% due 02/25/2035		27	25
0.970% due 09/25/2034		31	28
2.860% due 08/25/2034		104	92
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		39	41
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036		9	4
Downey Savings & Loan Association Mortgage Loan Trust
0.420% due 03/19/2045		1,477	1,211
0.470% due 08/19/2045		548	454
0.540% due 09/19/2045		3,160	2,339

Greenpoint Mortgage Funding Trust
0.440% due 06/25/2045	3,408	2,511
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.450% due 06/19/2035	885	714
0.450% due 01/19/2036	244	151
0.450% due 03/19/2036	3,293	2,141
0.460% due 01/19/2036	4,224	2,752
0.520% due 11/19/2035	576	431
0.540% due 09/19/2035	49	35
0.551% due 06/20/2035	137	126
Nomura Asset Acceptance Corp.
2.785% due 10/25/2035	64	55
Residential Accredit Loans, Inc. Trust
0.420% due 04/25/2046	244	115
Sequoia Mortgage Trust
0.561% due 07/20/2033	2,512	2,487
0.869% due 10/20/2034	774	752
0.910% due 10/19/2026	25	25
Structured Asset Mortgage Investments, Inc.
0.790% due 07/19/2034	14	13
Thornburg Mortgage Securities Trust
0.750% due 03/25/2044	238	229
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045	166	156
0.500% due 10/25/2045	68	65
0.520% due 01/25/2045	39	39
0.530% due 01/25/2045	40	38
0.530% due 07/25/2045	42	40
0.976% due 12/25/2046	301	258
1.365% due 11/25/2042	6	6
1.565% due 08/25/2042	28	27
2.261% due 02/27/2034	24	25
2.511% due 10/25/2046	92	83
2.538% due 11/25/2046	816	739
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034	406	422
2.685% due 04/25/2036	41	42

		52,876

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.330% due 03/25/2034	29	29
0.360% due 08/25/2034	18	17
0.560% due 09/25/2042	78	77
0.610% due 06/25/2029	9	9
2.377% due 12/01/2034	22	23
2.492% due 11/01/2034	92	99
2.677% due 12/01/2030	4	4
6.000% due 07/25/2044	46	51
6.060% due 03/01/2023	392	470
7.000% due 09/25/2023	44	51
8.800% due 01/25/2019	64	73
Freddie Mac
0.360% due 09/25/2035	3,655	3,675
0.439% due 02/15/2019	3,584	3,594
0.490% due 09/25/2031	55	51
0.659% due 12/15/2031	4	4
1.360% due 10/25/2044 - 02/25/2045	256	254
1.535% due 07/25/2044	54	55
2.749% due 10/01/2036	144	154
4.500% due 02/15/2020	52	53
6.500% due 07/15/2028	887	1,017
Ginnie Mae
1.625% due 03/20/2022 - 10/20/2024	213	220
1.750% due 04/20/2022 - 09/20/2026	308	322
2.000% due 09/20/2024 - 06/20/2030	1,240	1,289
6.000% due 08/20/2034	823	986
7.500% due 02/16/2030	1,228	1,465
Small Business Administration
4.625% due 02/01/2025	89	99
5.090% due 10/01/2025	42	48

		14,189

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
1.375% due 02/28/2019 (d)(f)(g)(h)	46,000	47,114

Total United States (Cost $246,250)			224,896

SHORT-TERM INSTRUMENTS 14.6%
COMMERCIAL PAPER 2.9%
Santander S.A.
2.200% due 04/02/2013		$30,000	29,915
3.100% due 10/01/2013		30,000	29,559

			59,474

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/02/2013		5,663	5,663

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $537 and Freddie Mac 2.060% due 10/17/2022 valued at $5,244. Repurchase proceeds are $5,663.)
JAPAN TREASURY BILLS 5.6%
0.100% due 02/04/2013 - 02/12/2013 (a)	JPY	9,980,000	115,184

SPAIN TREASURY BILLS 1.6%
1.663% due 03/15/2013	EUR	25,000	32,924

U.S. TREASURY BILLS 1.1%
0.145% due 04/04/2013 - 12/12/2013 (a)(e)(h)		$21,735	21,709

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 3.1%
PIMCO Short-Term Floating NAV Portfolio		6,423,859	64,284

Total Short-Term Instruments (Cost $307,004)			299,238

Total Investments 116.9% (Cost $2,348,372)			$2,397,042
Written Options (j) (0.0%) (Premiums $128)			(43)
Other Assets and Liabilities (Net) (16.9%)			(347,242)

Net Assets 100.0%			$2,049,757

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $234,716 at a weighted average interest rate of 0.927%.

(d)	Securities with an aggregate market value of $5,924 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.360%	12/19/2012	01/02/2013	$5,921	$(5,922)

(e)	Securities with an aggregate market value of $90 have been pledged or delivered as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(f)	Securities with an aggregate market value of $1,567 and cash of $2,378 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	500	$(17)
90-Day Euribor June Futures	Long	06/2015	500	17
90-Day Euribor March Futures	Long	03/2015	500	0
90-Day Euribor September Futures	Long	09/2015	500	41
Euro-Bund 10-Year Bond March Futures	Short	03/2013	893	(696)

				$(655)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $4,653 and cash of $1,081 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD-Bank Bill	1.500%	12/19/2016	CAD	125,000	$(409)	$2,296
Pay	3-Month CAD-Bank Bill	2.500%	12/19/2021		98,000	2,981	3,387
Pay	3-Month CAD-Bank Bill	2.500%	06/18/2022		96,500	2,663	3,357

						$5,235	$9,040

(h)	Securities with an aggregate market value of $33,783 have been pledged as collateral for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.286%	$5,000	$(132)	$148	$(280)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.048%	3,500	(15)	0	(15)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.375%	2,600	(28)	11	(39)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.546%	4,600	87	(70)	157
Kraft Foods, Inc.	BOA	(0.460%	)	12/20/2013	0.081%	3,500	(14)	0	(14)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.847%	6,000	(138)	326	(464)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.123%	4,000	(79)	0	(79)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.158%	5,000	(90)	566	(656)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	0.583%	5,700	(11)	3	(14)

							$(420)	$984	$(1,404)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Written options outstanding as of December 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	82.100	03/22/2013	$21,000	$128	$(43)

(k)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	41,053		$42,420	JPM	$0	$(190)	$(190)
01/2013	CAD	84,172		84,577	MSC	1	0	1
01/2013		84,172		84,753	RBC	176	0	176
01/2013		84,173		84,686	UAG	108	0	108
01/2013	EUR	219,675		283,361	BOA	0	(6,599)	(6,599)
01/2013		220,728		285,879	BPS	2	(5,473)	(5,471)
01/2013		1,255		1,624	BRC	0	(33)	(33)
01/2013		219,675		285,672	FBF	0	(4,288)	(4,288)
01/2013		14,916		19,519	MSC	0	(169)	(169)
01/2013		50,271		65,084	RBC	0	(1,271)	(1,271)
01/2013	JPY	15,220,639		185,585	DUB	9,884	0	9,884
01/2013		3,445,619		40,810	HUS	1,033	0	1,033
01/2013		$61,947	CAD	61,600	RBC	0	(50)	(50)
01/2013		315,031	EUR	240,950	BRC	3,011	0	3,011
01/2013		1,524		1,167	CBK	16	0	16
01/2013		1,879		1,448	DUB	32	0	32
01/2013		1,177		894	FBF	3	0	3
01/2013		314,056		240,951	HUS	3,988	0	3,988
01/2013		314,212		240,951	JPM	3,831	0	3,831
01/2013		295	JPY	24,254	JPM	0	(15)	(15)
02/2013	EUR	143,865		$184,297	BPS	0	(5,674)	(5,674)
02/2013		240,950		315,121	BRC	0	(3,008)	(3,008)
02/2013		240,951		314,145	HUS	0	(3,985)	(3,985)
02/2013		240,951		314,299	JPM	0	(3,831)	(3,831)
02/2013	JPY	2,980,000		37,313	BRC	2,908	0	2,908
02/2013	SEK	732,361		108,224	HUS	0	(4,282)	(4,282)
02/2013		8,658		1,272	MSC	0	(58)	(58)
02/2013		$1,392	EUR	1,053	BPS	0	(2)	(2)
02/2013		36,915		27,994	RYL	45	0	45
02/2013		37,466	JPY	2,980,793	BRC	0	(3,052)	(3,052)
03/2013	GBP	12,952		$20,947	BRC	0	(88)	(88)
03/2013		$15,182	CAD	15,000	CBK	0	(127)	(127)
03/2013		5,430	GBP	3,376	DUB	53	0	53
05/2013	EUR	14,511		$18,340	BOA	0	(838)	(838)
05/2013		20,207		25,909	BRC	0	(797)	(797)
05/2013		28,310		36,328	DUB	0	(1,087)	(1,087)
05/2013		16,069		20,470	FBF	0	(768)	(768)
05/2013		17,937		22,702	UAG	0	(1,005)	(1,005)

						$25,091	$(46,690)	$(21,599)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$43,361	$0	$43,361
Canada
Sovereign Issues	0	501,333	0	501,333
France
Corporate Bonds & Notes	0	5,084	0	5,084
Sovereign Issues	0	7,806	0	7,806
Italy
Sovereign Issues	0	727,147	0	727,147
Netherlands
Sovereign Issues	0	148,970	0	148,970
Spain
Sovereign Issues	0	322,251	0	322,251
Sweden
Sovereign Issues	0	112,868	0	112,868
United Kingdom
Corporate Bonds & Notes	0	4,088	0	4,088
United States
Asset-Backed Securities	0	59,199	0	59,199
Corporate Bonds & Notes	0	51,518	0	51,518
Mortgage-Backed Securities	0	52,876	0	52,876
U.S. Government Agencies	0	14,189	0	14,189
U.S. Treasury Obligations	0	47,114	0	47,114
Short-Term Instruments
Commercial Paper	0	59,474	0	59,474
Repurchase Agreements	0	5,663	0	5,663
Japan Treasury Bills	0	115,184	0	115,184
Spain Treasury Bills	0	32,924	0	32,924
U.S. Treasury Bills	0	21,709	0	21,709
Central Funds Used for Cash Management Purposes	64,284	0	0	64,284
	$64,284	$2,332,758	$0	$2,397,042

Financial Derivative Instruments - Assets
Credit Contracts	0	157	0	157
Foreign Exchange Contracts	0	25,091	0	25,091
Interest Rate Contracts	58	9,040	0	9,098
	$58	$34,288	$0	$34,346

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,561)	0	(1,561)
Foreign Exchange Contracts	0	(46,733)	0	(46,733)
Interest Rate Contracts	(713)	0	0	(713)

	$(713)	$(48,294)	$0	$(49,007)

Totals	$63,629	$2,318,752	$0	$2,382,381

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$2	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
CSC Holdings LLC
1.962% due 03/29/2016	$18,320	$18,415
Delphi Corp.
3.500% due 03/31/2017	3,906	3,931
Dollar General Corp.
2.962% due 07/07/2014	1,000	1,008
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	1,961	1,969
NRG Energy, Inc.
4.000% due 07/01/2018	7,880	7,975
Rockwood Holdings, Inc.
3.500% due 02/10/2018	824	832
RPI Finance Trust
3.500% due 05/09/2018	4,417	4,459
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,965	1,980

Total Bank Loan Obligations (Cost $40,334)		40,569

CORPORATE BONDS & NOTES 78.7%
BANKING & FINANCE 53.1%
Abbey National Treasury Services PLC
1.893% due 04/25/2014	3,100	3,094
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,917
AgriBank FCB
9.125% due 07/15/2019	500	678
Ally Financial, Inc.
6.750% due 12/01/2014	100	108
American Express Co.
6.150% due 08/28/2017	4,180	5,040
6.800% due 09/01/2066	3,405	3,669
7.000% due 03/19/2018	30,000	37,932
7.250% due 05/20/2014	1,000	1,089
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,798
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,013
5.050% due 10/01/2015	1,000	1,104
5.450% due 05/18/2017	9,390	10,802
5.850% due 01/16/2018	40,785	48,306
6.820% due 11/15/2037	10,000	13,509
8.175% due 05/15/2068	117,100	153,108
8.250% due 08/15/2018	5,000	6,582
ANZ New Zealand International Ltd.
3.125% due 08/10/2015	10,000	10,484
6.200% due 07/19/2013	23,000	23,610
AXA S.A.
6.463% due 12/14/2018 (c)	10,000	9,900
Banco Bradesco S.A.
2.410% due 05/16/2014	2,500	2,519
Banco do Brasil S.A.
3.875% due 10/10/2022	200	202
5.875% due 01/19/2023	5,500	6,064
Banco Santander Brasil S.A.
4.625% due 02/13/2017	31,825	33,814
Banco Santander Chile
3.875% due 09/20/2022	7,500	7,699
Bank of America Corp.
0.600% due 10/14/2016	4,100	3,955
5.625% due 10/14/2016	450	509
5.650% due 05/01/2018	17,215	20,045
5.750% due 12/01/2017	13,105	15,286
6.000% due 09/01/2017	21,000	24,609
6.500% due 08/01/2016	3,440	3,975
7.625% due 06/01/2019	915	1,171
Bank of America N.A.
0.588% due 06/15/2016	3,600	3,440
Bank One Capital
8.750% due 09/01/2030	75	103
Barclays Bank PLC
6.050% due 12/04/2017	20,000	22,215
6.750% due 05/22/2019	900	1,100
10.179% due 06/12/2021	33,910	46,351
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,115

BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015	5,500	5,642
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	13,410
5.550% due 01/22/2017	7,630	8,610
6.400% due 10/02/2017	32,795	39,415
7.250% due 02/01/2018	27,100	33,983
BNP Paribas
6.950% due 07/22/2013	3,850	3,968
BNP Paribas S.A.
1.250% due 01/10/2014	5,000	5,016
7.195% due 06/25/2037 (c)	5,600	5,768
BPCE S.A.
2.062% due 02/07/2014	6,300	6,372
2.375% due 10/04/2013	1,700	1,718
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,140	13,639
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	14,768
Capital One Capital
8.875% due 05/15/2040	4,000	4,000
Capital One Financial Corp.
5.500% due 06/01/2015	10,000	11,027
CBA Capital Trust
6.024% due 03/15/2016 (c)	8,665	8,852
Citigroup, Inc.
0.593% due 11/05/2014	5,000	4,965
2.010% due 05/15/2018	4,080	4,117
4.750% due 05/19/2015	3,800	4,099
5.000% due 09/15/2014	12,000	12,630
5.850% due 12/11/2034	3,000	3,520
5.875% due 05/29/2037	100	120
6.000% due 08/15/2017	12,000	14,148
6.125% due 11/21/2017	5,710	6,801
6.125% due 05/15/2018	8,940	10,722
8.125% due 07/15/2039	8,000	11,987
8.500% due 05/22/2019	624	840
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,172
Colonial Realty LP
6.250% due 06/15/2014	1,600	1,704
Danske Bank A/S
5.914% due 06/16/2014 (c)(f)	10,100	10,056
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	1,000	1,045
Duke Realty LP
8.250% due 08/15/2019	4,100	5,245
Export-Import Bank of Korea
4.000% due 01/11/2017	2,800	3,049
4.000% due 01/29/2021	6,700	7,230
4.125% due 09/09/2015	2,400	2,593
5.875% due 01/14/2015	200	219
Ford Motor Credit Co. LLC
3.875% due 01/15/2015	20,000	20,866
3.984% due 06/15/2016	2,000	2,125
4.207% due 04/15/2016	17,496	18,671
5.625% due 09/15/2015	9,500	10,426
6.625% due 08/15/2017	17,600	20,579
7.000% due 04/15/2015	15,000	16,763
8.000% due 12/15/2016	6,000	7,258
8.125% due 01/15/2020	6,200	7,962
General Electric Capital Corp.
0.429% due 06/20/2013	12,400	12,402
6.750% due 03/15/2032	9,900	12,867
Genworth Global Funding Trusts
0.530% due 04/15/2014	100	98
Goldman Sachs Group, Inc.
0.760% due 03/22/2016	6,700	6,509
0.843% due 01/12/2015	500	493
5.250% due 07/27/2021	10,500	11,979
5.950% due 01/18/2018	8,875	10,336
6.150% due 04/01/2018	67,000	78,771
6.250% due 09/01/2017	13,245	15,635
6.450% due 05/01/2036	4,700	5,159
6.750% due 10/01/2037	10,000	11,342
7.500% due 02/15/2019	30,000	37,769
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	7,200	8,169
6.375% due 04/15/2021	2,000	2,274
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,244
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	14,500	12,760
HBOS PLC
6.000% due 11/01/2033	1,265	1,156
6.750% due 05/21/2018	32,280	34,903

HCP, Inc.
5.650% due 12/15/2013		400	418
6.300% due 09/15/2016		250	289
HSBC Bank USA N.A.
7.000% due 01/15/2039		5,600	7,577
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		10,000	10,006
HSBC Finance Corp.
0.741% due 06/01/2016		800	778
6.676% due 01/15/2021		9,500	11,278
HSBC Holdings PLC
5.100% due 04/05/2021		21,300	25,172
6.500% due 05/02/2036		5,100	6,377
6.500% due 09/15/2037		8,225	10,275
7.625% due 05/17/2032		1,230	1,597
ING Bank NV
2.000% due 09/25/2015		2,000	2,016
International Lease Finance Corp.
5.250% due 01/10/2013		5,000	5,010
6.500% due 09/01/2014		10,000	10,725
6.750% due 09/01/2016		13,030	14,691
7.125% due 09/01/2018		7,500	8,738
Intesa Sanpaolo SpA
2.712% due 02/24/2014		20,000	19,983
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		200	205
JPMorgan Chase & Co.
4.250% due 10/15/2020		3,000	3,339
4.500% due 01/24/2022		8,300	9,397
4.625% due 05/10/2021		10,000	11,411
5.150% due 10/01/2015		200	220
7.900% due 04/30/2018 (c)		23,800	27,062
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		25,750	25,054
5.875% due 06/13/2016		2,150	2,453
6.000% due 07/05/2017		8,200	9,622
6.000% due 10/01/2017		19,000	22,509
JPMorgan Chase Capital
1.261% due 09/30/2034		3,000	2,474
Korea Development Bank
3.500% due 08/22/2017		11,000	11,793
3.875% due 05/04/2017		700	758
Korea Finance Corp.
2.250% due 08/07/2017		24,500	24,857
3.250% due 09/20/2016		7,700	8,117
LBG Capital PLC
7.875% due 11/01/2020		8,800	9,555
8.500% due 12/17/2021 (c)		20,000	20,850
Lehman Brothers Holdings, Inc.
1.000% due 05/12/2014 ^		5,190	1,122
1.000% due 11/15/2017 ^		8,150	1,925
1.000% due 05/02/2018 ^		16,693	4,048
7.875% due 05/08/2018 ^	GBP	16,500	6,773
Loews Corp.
5.250% due 03/15/2016		$2,000	2,230
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,529
MassMutual Global Funding
2.875% due 04/21/2014		100	103
Merrill Lynch & Co., Inc.
5.700% due 05/02/2017		210	231
6.400% due 08/28/2017		44,800	52,648
6.875% due 04/25/2018		65,000	78,415
6.875% due 11/15/2018		1,200	1,470
MetLife, Inc.
5.000% due 11/24/2013		700	729
6.400% due 12/15/2066		30	32
6.750% due 06/01/2016		1,565	1,854
Morgan Stanley
0.651% due 01/09/2014		21,100	20,956
0.775% due 10/18/2016		13,250	12,608
0.820% due 10/15/2015		8,498	8,240
4.100% due 01/26/2015		400	417
5.450% due 01/09/2017		24,715	27,366
5.500% due 07/24/2020		15,000	16,887
5.550% due 04/27/2017		2,630	2,918
5.625% due 09/23/2019		3,900	4,414
5.750% due 01/25/2021		8,850	10,114
5.950% due 12/28/2017		325	368
6.000% due 04/28/2015		10,000	10,897
6.250% due 08/28/2017		17,390	19,918
6.625% due 04/01/2018		48,000	56,615
7.250% due 04/01/2032		6,000	7,554
7.300% due 05/13/2019		10,000	12,159
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (c)		7,080	7,811

National City Bank
5.250% due 12/15/2016	3,000	3,411
Nippon Life Insurance Co.
5.000% due 10/18/2042	4,500	4,757
Nordea Bank AB
3.125% due 03/20/2017	17,310	18,445
3.700% due 11/13/2014	390	410
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	200	220
Pacific Life Insurance Co.
9.250% due 06/15/2039	12,000	16,793
PPF Funding, Inc.
5.125% due 06/01/2015	5,049	5,317
5.700% due 04/15/2017	3,500	3,797
QBE Capital Funding Ltd.
7.250% due 05/24/2041	5,000	5,183
Rabobank Group
3.950% due 11/09/2022	4,335	4,443
11.000% due 06/30/2019 (c)	22,000	29,937
RCI Banque S.A.
2.217% due 04/11/2014	4,900	4,900
4.600% due 04/12/2016	12,500	13,135
Regions Bank
6.450% due 06/26/2037	750	794
Regions Financial Corp.
4.875% due 04/26/2013	4,700	4,759
7.375% due 12/10/2037	1,000	1,100
Resona Bank Ltd.
5.850% due 04/15/2016 (c)	6,900	7,431
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019	450	532
6.990% due 10/05/2017 (c)	26,135	24,959
7.640% due 09/29/2017 (c)	600	546
Royal Bank of Scotland PLC
1.047% due 04/11/2016	9,500	8,707
2.732% due 08/23/2013	2,700	2,730
4.875% due 08/25/2014	200	211
5.000% due 05/17/2015	5,061	5,413
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	5,000	5,388
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019	3,300	3,630
5.400% due 03/24/2017	10,000	10,957
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	6,521
SLM Corp.
0.615% due 01/27/2014	3,454	3,422
5.000% due 10/01/2013	8,700	8,950
5.000% due 04/15/2015	300	318
5.050% due 11/14/2014	500	527
5.375% due 05/15/2014	18,500	19,411
5.625% due 08/01/2033	2,000	1,865
6.250% due 01/25/2016	19,600	21,413
8.000% due 03/25/2020	10,000	11,475
8.450% due 06/15/2018	22,780	26,767
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)	14,000	17,997
State Street Capital Trust
1.308% due 06/01/2077	15,500	12,117
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,185	2,279
Tiers Trust
8.125% due 09/15/2017	412	461
UBS AG
5.750% due 04/25/2018	30,000	35,643
5.875% due 12/20/2017	14,000	16,676
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	15,000	15,375
USB Capital
3.500% due 01/31/2013 (c)	14,250	12,899
Wachovia Capital Trust
5.570% due 01/31/2013 (c)	25,010	24,979
Wachovia Corp.
0.578% due 06/15/2017	10,000	9,776
0.653% due 10/28/2015	5,250	5,174
Wells Fargo & Co.
7.980% due 03/15/2018 (c)	17,800	20,515
Wells Fargo Bank N.A.
0.520% due 05/16/2016	8,000	7,836
Wells Fargo Capital
5.950% due 12/01/2086	9,000	9,270
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,586

7.375% due 03/15/2032	24,000	30,262

		2,399,257

INDUSTRIALS 18.2%
AbbVie, Inc.
1.072% due 11/06/2015	3,000	3,037
1.200% due 11/06/2015	30,000	30,219
Altria Group, Inc.
9.250% due 08/06/2019	4,054	5,643
9.950% due 11/10/2038	10,056	16,579
10.200% due 02/06/2039	19,200	32,142
American Airlines Pass-Through Trust
5.250% due 07/31/2022	6,868	7,220
8.625% due 04/15/2023	1,504	1,561
American Tower Corp.
4.500% due 01/15/2018	500	549
7.250% due 05/15/2019	1,800	2,209
Anadarko Petroleum Corp.
6.200% due 03/15/2040	10,000	12,346
6.375% due 09/15/2017	2,400	2,869
7.950% due 06/15/2039	3,000	4,338
8.700% due 03/15/2019	7,000	9,452
Anglo American Capital PLC
2.625% due 09/27/2017	1,000	1,021
Anheuser-Busch Cos. LLC
4.375% due 01/15/2013	550	551
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,159
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	15,293
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,858	1,970
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,825
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,971
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,581
5.650% due 05/01/2017	1,960	2,309
8.125% due 04/15/2020	7,000	9,296
Cameron International Corp.
1.241% due 06/02/2014	2,000	2,014
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,570
Cigna Corp.
6.150% due 11/15/2036	50	61
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	61
Comcast Corp.
5.850% due 11/15/2015	125	142
6.300% due 11/15/2017	225	276
6.500% due 01/15/2017	1,477	1,782
7.050% due 03/15/2033	5,000	6,665
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,500	3,684
4.750% due 07/12/2022	13,361	14,530
6.000% due 07/12/2020	1,509	1,543
7.250% due 05/10/2021	789	911
7.707% due 10/02/2022	30	34
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	2,100	2,126
Covidien International Finance S.A.
6.000% due 10/15/2017	175	212
COX Communications, Inc.
5.500% due 10/01/2015	125	140
5.875% due 12/01/2016	100	117
Crown Castle Towers LLC
6.113% due 01/15/2040	200	241
CVS Pass-Through Trust
6.943% due 01/10/2030	12,917	16,304
7.507% due 01/10/2032	188	249
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,089
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	639	721
7.750% due 06/17/2021	13,629	15,606
8.021% due 02/10/2024	404	442
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	6,000	8,995
9.250% due 06/01/2032	12,000	19,180
Dow Chemical Co.
7.375% due 11/01/2029	275	366

8.550% due 05/15/2019	4,442	6,000
9.400% due 05/15/2039	3,000	4,943
El Paso LLC
7.800% due 08/01/2031	41,285	48,248
8.050% due 10/15/2030	9,200	10,743
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	213
Encana Corp.
6.625% due 08/15/2037	8,000	10,207
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	4,186
9.700% due 03/15/2019	2,820	3,801
Enterprise Products Operating LLC
6.500% due 01/31/2019	3,000	3,762
7.550% due 04/15/2038	200	276
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,122
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,844
7.900% due 05/15/2019	4,000	5,145
FMC Technologies, Inc.
3.450% due 10/01/2022	5,000	5,108
General Electric Co.
2.700% due 10/09/2022	1,100	1,122
Georgia-Pacific LLC
5.400% due 11/01/2020	9,000	10,714
7.700% due 06/15/2015	150	173
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	6,071
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	773
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	10,621
Heineken NV
2.750% due 04/01/2023	1,600	1,573
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,366
International Paper Co.
7.500% due 08/15/2021	210	275
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,808
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	7,000	8,611
7.300% due 08/15/2033	5,500	7,177
Kraft Foods Group, Inc.
3.500% due 06/06/2022	9,550	10,202
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,681
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	30,740
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	4,700	4,838
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,148
ONEOK Partners LP
3.375% due 10/01/2022	4,455	4,544
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,300	2,325
3.375% due 03/15/2018	4,500	4,544
3.750% due 05/11/2017	2,710	2,838
Petrobras International Finance Co.
7.875% due 03/15/2019	3,500	4,386
Philip Morris International, Inc.
2.500% due 08/22/2022	2,200	2,212
Pioneer Natural Resources Co.
3.950% due 07/15/2022	2,050	2,150
6.650% due 03/15/2017	3,000	3,537
6.875% due 05/01/2018	4,800	5,844
7.500% due 01/15/2020	3,050	3,867
Pride International, Inc.
6.875% due 08/15/2020	15,000	18,984
8.500% due 06/15/2019	7,700	10,164
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022	278	273
Reynolds American, Inc.
6.750% due 06/15/2017	14,800	17,885
7.250% due 06/15/2037	7,000	9,186
Roche Holdings, Inc.
5.000% due 03/01/2014	127	133
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	150
5.625% due 04/15/2020	39,025	38,537
6.250% due 07/15/2013	6,180	6,350
6.850% due 07/15/2018	7,295	7,660
Rohm & Haas Co.
6.000% due 09/15/2017	10,740	12,732

Southwestern Energy Co.
4.100% due 03/15/2022	10,000	10,766
7.500% due 02/01/2018	3,000	3,679
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	2,000	2,045
5.125% due 02/22/2021	7,100	7,902
Symantec Corp.
3.950% due 06/15/2022	3,300	3,352
TCI Communications, Inc.
8.750% due 08/01/2015	127	152
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	2,012
3.729% due 04/27/2015	6,000	6,179
4.949% due 01/15/2015	14,350	15,067
6.221% due 07/03/2017	1,000	1,115
6.421% due 06/20/2016	4,750	5,268
Texas Eastern Transmission LP
2.800% due 10/15/2022	5,300	5,307
Time Warner, Inc.
7.625% due 04/15/2031	505	696
7.700% due 05/01/2032	185	259
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	536
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,972
6.000% due 03/15/2018	3,200	3,714
6.500% due 11/15/2020	15,044	18,233
6.800% due 03/15/2038	4,400	5,391
7.375% due 04/15/2018	3,364	4,006
Turlock Corp.
2.750% due 11/02/2022	5,000	4,989
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,736	3,078
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	534	232
UAL Pass-Through Trust
9.750% due 07/15/2018	1,674	1,938
10.020% due 03/22/2014 ^	432	237
10.125% due 03/22/2015 ^	1,150	730
Universal Health Services, Inc.
7.125% due 06/30/2016	500	572
Vivendi S.A.
6.625% due 04/04/2018	12,175	14,324
WellPoint, Inc.
5.250% due 01/15/2016	250	279
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	4,084
Western Gas Partners LP
4.000% due 07/01/2022	600	633
Williams Cos., Inc.
7.875% due 09/01/2021	113	146
Woodside Finance Ltd.
4.600% due 05/10/2021	16,000	17,648
8.750% due 03/01/2019	100	132
Wynn Las Vegas LLC
5.375% due 03/15/2022	10,000	10,675
7.750% due 08/15/2020	2,500	2,862
Xstrata Finance Canada Ltd.
4.000% due 10/25/2022	6,200	6,273

		823,533

UTILITIES 7.4%
AEP Texas Central Co.
6.650% due 02/15/2033	300	382
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,029
7.700% due 08/07/2013	1,760	1,835
8.700% due 08/07/2018	12,600	16,367
AT&T, Inc.
4.300% due 12/15/2042	1,421	1,429
4.350% due 06/15/2045	10,197	10,254
6.550% due 02/15/2039	300	395
BellSouth Corp.
6.550% due 06/15/2034	8,000	9,599
BP Capital Markets PLC
5.250% due 11/07/2013	50	52
British Telecommunications PLC
9.625% due 12/15/2030	3,300	5,246
Bruce Mansfield Unit
6.850% due 06/01/2034	1,572	1,639
BVPS Funding Corp.
8.890% due 06/01/2017	854	948
Cedar Brakes LLC
9.875% due 09/01/2013	121	125

Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,999
Dominion Resources, Inc.
6.000% due 11/30/2017	500	603
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,572
Entergy Corp.
5.125% due 09/15/2020	3,900	4,232
Entergy Louisiana LLC
6.500% due 09/01/2018	360	439
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	5,004
FirstEnergy Corp.
7.375% due 11/15/2031	288	372
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	146
6.510% due 03/07/2022	650	779
8.146% due 04/11/2018	10,000	12,385
9.250% due 04/23/2019	8,900	11,826
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,546
10.500% due 03/25/2014	17,750	19,474
GG1C Funding Corp.
5.129% due 01/15/2014	819	830
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,544
Jersey Central Power & Light Co.
7.350% due 02/01/2019	3,000	3,834
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,604
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,777
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	858
Metropolitan Edison Co.
7.700% due 01/15/2019	155	198
NGPL PipeCo LLC
7.119% due 12/15/2017	41,295	45,218
7.768% due 12/15/2037	4,000	4,220
Niagara Mohawk Power Corp.
2.721% due 11/28/2022	5,000	4,977
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,426
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,745
Plains All American Pipeline LP
2.850% due 01/31/2023	1,500	1,488
8.750% due 05/01/2019	3,700	5,036
PNPP Funding Corp.
9.120% due 05/30/2016	620	637
PSEG Power LLC
5.320% due 09/15/2016	16,000	18,099
8.625% due 04/15/2031	6,400	9,339
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,849
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	526
4.750% due 02/16/2021	1,500	1,699
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	3,000	3,052
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,800
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	824
6.175% due 06/18/2014	6,163	6,511
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	8,174
TNK-BP Finance S.A.
7.250% due 02/02/2020	9,300	11,323
7.500% due 07/18/2016	4,200	4,882
7.875% due 03/13/2018	21,250	25,902
Utility Contract Funding LLC
7.944% due 10/01/2016	310	332
Williams Partners LP
7.250% due 02/01/2017	350	425

		332,806

Total Corporate Bonds & Notes (Cost $3,130,155)		3,555,596

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	6,000

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	6,134

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	795	1,174

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	909

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	4,028

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	963

Total Municipal Bonds & Notes (Cost $16,300)		19,208

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
4.000% due 09/01/2040 - 12/01/2040	19,545	20,978
Freddie Mac
5.000% due 01/30/2014 (g)(h)	1,800	1,894
5.000% due 07/15/2014 (g)	600	644
Ginnie Mae
8.500% due 08/15/2030	34	42

Total U.S. Government Agencies (Cost $22,892)		23,558

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Inflation Protected Securities (b)
2.500% due 01/15/2029 (g)(h)	1,077	1,536

Total U.S. Treasury Obligations (Cost $1,260)		1,536

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.304% due 01/15/2046	2,600	2,918
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,147

Total Mortgage-Backed Securities (Cost $8,636)		9,065

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	523	537
MASTR Asset-Backed Securities Trust
0.290% due 05/25/2037	23	23

Total Asset-Backed Securities (Cost $530)		560

SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,517

Total Sovereign Issues (Cost $1,417)		1,517

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	27,300	33,443

Total Convertible Preferred Securities (Cost $21,287)		33,443

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	223
Goldman Sachs Group, Inc.
3.750% due 01/30/2013 (c)	200,000	4,138

Total Preferred Securities (Cost $5,208)		4,361

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 06/28/2013	$5,000	4,990
Dexia Credit Local S.A.
1.400% due 09/20/2013	20,000	19,982

		24,972

COMMERCIAL PAPER 1.2%
Santander S.A.
2.750% due 07/02/2013	32,000	31,740
Standard Chartered Bank
0.950% due 10/01/2013	24,150	24,046

		55,786

U.S. TREASURY BILLS 0.2%
0.153% due 03/07/2013 - 11/14/2013 (a)(h)	9,934	9,926

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 15.5%
PIMCO Short-Term Floating NAV Portfolio	47,711,305	477,447
PIMCO Short-Term Floating NAV Portfolio III	22,157,555	221,465

		698,912

Total Short-Term Instruments (Cost $790,136)		789,596

PURCHASED OPTIONS (j) 0.1%
(Cost $3,718)		3,710

Total Investments 99.2% (Cost $4,041,873)		$4,482,719
Written Options (k) (0.1%) (Premiums $6,992)		(4,933)
Other Assets and Liabilities (Net) 0.9%		39,509

Net Assets 100.0%		$4,517,295

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Portfolio.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $8,480 at a weighted average interest rate of (1.197%).

(f)	Securities with an aggregate market value of $5,974 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	08/10/2012	08/10/2014	$2,277	$(2,261)
DEU	(1.500%)	08/10/2012	08/10/2014	3,187	(3,168)

					$(5,429)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $3,110 and cash of $2,269 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$259,000	$2,971	$5,090

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018	$119,000	$(252)	$(251)

(h)	Securities with an aggregate market value of $10,552 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.261%	$2,500	$(42)	$0	$(42)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.140%	1,000	(16)	19	(35)
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.509%	2,000	1	0	1
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.307%	2,000	2	0	2
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.156%	500	6	33	(27)

							$(49)	$52	$(101)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.188%	$400	$13	$0	$13
American International Group, Inc.	BRC	1.150%	06/20/2013	0.175%	7,100	36	0	36
American International Group, Inc.	DUB	1.920%	03/20/2013	0.175%	7,000	32	0	32
American International Group, Inc.	DUB	1.430%	06/20/2013	0.175%	25,000	162	0	162
American International Group, Inc.	RYL	1.200%	06/20/2013	0.175%	1,700	9	0	9
ArcelorMittal	BPS	1.000%	03/20/2016	2.819%	2,100	(117)	(102)	(15)
ArcelorMittal	BRC	1.000%	03/20/2016	2.819%	6,200	(345)	(304)	(41)
ArcelorMittal	FBF	1.000%	03/20/2016	2.819%	5,600	(310)	(286)	(24)
ArcelorMittal	GST	1.000%	03/20/2016	2.819%	500	(28)	(27)	(1)
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2017	1.168%	35,000	(269)	(192)	(77)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	1.168%	17,500	(134)	(276)	142
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2017	1.168%	25,000	(192)	(100)	(92)
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2015	0.788%	10,000	61	(433)	494
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.671%	5,000	39	(62)	101
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.788%	20,000	122	(563)	685
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	1.168%	6,000	(46)	(114)	68
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.280%	1,700	34	(10)	44
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.280%	600	12	(3)	15
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.280%	10,300	206	(42)	248
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.280%	5,500	110	(13)	123
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.364%	1,900	40	4	36
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.364%	2,300	47	4	43
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.407%	10,700	223	94	129
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.364%	2,700	56	5	51
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.686%	3,000	29	9	20
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.632%	2,100	22	(7)	29
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.632%	4,100	43	(13)	56
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.686%	1,800	17	6	11
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.632%	8,500	88	(40)	128
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	0.686%	100	1	1	0
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.424%	3,400	64	47	17
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.424%	2,200	41	30	11
Citigroup, Inc.	BOA	1.000%	09/20/2017	1.215%	10,000	(94)	(749)	655
Citigroup, Inc.	BRC	1.000%	12/20/2017	1.256%	3,750	(45)	(94)	49
Citigroup, Inc.	MYC	1.500%	06/20/2013	0.216%	1,500	10	0	10
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.256%	5,300	(63)	(135)	72
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.361%	3,400	61	(16)	77
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.492%	2,400	43	0	43
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.361%	4,000	71	(23)	94
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	0.361%	1,000	18	(4)	22
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.361%	2,000	35	(8)	43
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.361%	8,200	146	(44)	190
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.437%	200	3	(2)	5
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.437%	400	7	(1)	8
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.437%	500	10	0	10
Encana Corp.	FBF	1.000%	03/20/2017	1.040%	20,000	(26)	(951)	925
Encana Corp.	UAG	1.000%	03/20/2017	1.040%	12,700	(16)	(577)	561
Ensco PLC	FBF	1.000%	03/20/2014	0.328%	7,000	60	(52)	112
Ford Motor Co.	BRC	5.000%	12/20/2015	1.389%	23,000	2,465	2,293	172
Ford Motor Co.	BRC	5.000%	09/20/2017	1.959%	10,000	1,377	1,252	125
Ford Motor Co.	BRC	5.000%	12/20/2017	2.022%	30,000	4,232	3,863	369
Ford Motor Co.	DUB	5.000%	09/20/2017	1.959%	10,000	1,377	1,255	122
Ford Motor Co.	DUB	5.000%	12/20/2017	2.022%	32,500	4,584	4,022	562
Ford Motor Credit Co. LLC	DUB	5.000%	09/20/2017	1.395%	35,000	5,710	4,050	1,660
Ford Motor Credit Co. LLC	MYC	5.000%	09/20/2017	1.395%	10,000	1,631	1,130	501
Ford Motor Credit Co. LLC	UAG	5.000%	09/20/2017	1.395%	5,000	816	564	252
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.019%	9,500	(2)	(102)	100
General Electric Capital Corp.	BOA	1.000%	12/20/2017	1.163%	25,000	(186)	(327)	141
General Electric Capital Corp.	BPS	1.500%	03/20/2013	0.163%	25,000	87	0	87
General Electric Capital Corp.	BRC	1.450%	03/20/2013	0.163%	4,500	15	0	15
General Electric Capital Corp.	BRC	1.000%	12/20/2017	1.163%	13,200	(99)	(154)	55
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.163%	12,000	36	0	36
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.825%	1,300	8	(105)	113
General Electric Capital Corp.	MYC	1.000%	12/20/2017	1.163%	24,500	(183)	(333)	150
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2017	1.419%	25,000	(466)	(736)	270
Goldman Sachs Group, Inc.	RYL	1.600%	03/20/2013	0.318%	4,600	16	0	16
Italy Government International Bond	BPS	1.000%	12/20/2017	2.768%	37,600	(2,994)	(2,939)	(55)
Italy Government International Bond	BRC	1.000%	12/20/2017	2.768%	11,500	(916)	(1,219)	303
Italy Government International Bond	CBK	1.000%	09/20/2017	2.711%	5,000	(369)	(484)	115
Italy Government International Bond	CBK	1.000%	12/20/2017	2.768%	8,000	(637)	(674)	37
Italy Government International Bond	HUS	1.000%	12/20/2017	2.768%	77,400	(6,163)	(8,412)	2,249
Italy Government International Bond	MYC	1.000%	12/20/2017	2.768%	3,600	(286)	(383)	97
JPMorgan Chase & Co.	BOA	1.000%	09/20/2017	0.819%	8,500	74	(20)	94
JPMorgan Chase & Co.	MYC	1.000%	12/20/2017	0.858%	17,000	123	(169)	292
JPMorgan Chase & Co.	RYL	1.050%	03/20/2013	0.160%	4,500	10	0	10
Masco Corp.	BPS	5.000%	12/20/2017	2.046%	19,700	2,763	2,585	178
MetLife, Inc.	BOA	1.000%	09/20/2015	0.989%	35,000	23	(2,615)	2,638
MetLife, Inc.	BRC	1.000%	09/20/2017	1.517%	10,000	(230)	(781)	551
MetLife, Inc.	DUB	1.000%	09/20/2015	0.989%	15,000	10	(855)	865
MetLife, Inc.	FBF	1.000%	09/20/2015	0.989%	10,000	6	(858)	864
MetLife, Inc.	JPM	1.000%	09/20/2015	0.989%	1,000	1	(59)	60
MetLife, Inc.	UAG	1.000%	03/20/2016	1.125%	10,400	(37)	(162)	125
Pioneer Natural Resources Co.	MYC	1.000%	12/20/2017	1.340%	5,000	(80)	(91)	11
Plains All American Pipeline LP	GST	1.000%	12/20/2017	0.962%	5,500	12	19	(7)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.552%	3,600	49	(15)	64
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.552%	6,600	89	(21)	110
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.019%	13,000	(3)	(203)	200
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.437%	10,000	(204)	(293)	89
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.019%	1,000	0	(19)	19
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.443%	400	7	0	7
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.443%	2,000	37	0	37
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.486%	1,800	32	13	19
Shell International Finance BV	DUB	1.000%	06/20/2016	0.299%	1,400	35	28	7
Shell International Finance BV	JPM	1.000%	03/20/2016	0.263%	6,900	166	132	34
Teck Resources Ltd.	BRC	1.000%	12/20/2015	0.869%	3,300	14	(49)	63
Teck Resources Ltd.	BRC	1.000%	03/20/2016	0.926%	8,000	22	(19)	41
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.223%	4,200	74	26	48
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.223%	3,300	59	16	43
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.084%	795	4	6	(2)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.084%	200	1	2	(1)
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.614%	800	12	(36)	48

						$13,408	$(5,920)	$19,328

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017	$1,500	$10	$(5)	$15
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017	3,400	9	6	3
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	17,800	(381)	(394)	13
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017	10,700	(229)	(276)	47

					$(591)	$(669)	$78

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$46,900	$3,718	$3,710

(k)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$37,800	$134	$(164)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	37,800	134	(5)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	1,844,200	1,314	(1,503)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013	1,844,200	1,314	(76)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	6,800	16	(6)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,800	18	(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	27,300	65	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	27,300	65	(8)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	197,100	3,705	(3,088)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	6,800	15	(6)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,800	17	(2)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	6,800	16	(6)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,800	18	(2)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	27,300	64	(24)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	27,300	64	(9)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	6,800	15	(6)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,800	18	(2)

							$6,992	$(4,933)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$40,569	$0	$40,569
Corporate Bonds & Notes
Banking & Finance	0	2,397,992	1,265	2,399,257
Industrials	0	772,265	51,268	823,533
Utilities	0	331,167	1,639	332,806
Municipal Bonds & Notes
California	0	6,000	0	6,000
Illinois	0	6,134	0	6,134
New Jersey	0	1,174	0	1,174
New York	0	909	0	909
Texas	0	4,028	0	4,028
Utah	0	963	0	963
U.S. Government Agencies	0	23,558	0	23,558
U.S. Treasury Obligations	0	1,536	0	1,536
Mortgage-Backed Securities	0	9,065	0	9,065
Asset-Backed Securities	0	560	0	560
Sovereign Issues	0	1,517	0	1,517
Convertible Preferred Securities
Banking & Finance	0	33,443	0	33,443
Preferred Securities
Banking & Finance	4,361	0	0	4,361
Short-Term Instruments
Certificates of Deposit	0	24,972	0	24,972
Commercial Paper	0	55,786	0	55,786
U.S. Treasury Bills	0	9,926	0	9,926
Central Funds Used for Cash Management Purposes	698,912	0	0	698,912
Purchased Options
Interest Rate Contracts	0	3,710	0	3,710
	$703,273	$3,725,274	$54,172	$4,482,719

Financial Derivative Instruments - Assets
Credit Contracts	$0	$24,814	$0	$24,814

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(419)	0	(419)
Interest Rate Contracts	0	(5,184)	0	(5,184)
	$0	$(5,603)	$0	$(5,603)

Totals	$703,273	$3,744,485	$54,172	$4,501,930

(ii) There were assets and liabilities valued at $33,443 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$211	$1,015	$0	$(1)	$0	$40	$0	$0	$1,265	$40
Industrials	44,625	8,253	(2,995)	(107)	(187)	1,237	442	0	51,268	1,364
Utilities	1,762	0	(76)	0	0	(47)	0	0	1,639	(42)

Totals	$46,598	$9,268	$(3,071)	$(108)	$(187)	$1,230	$442	$0	$54,172	$1,362

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,265	Third Party Vendor	Broker Quote	104.50 - 109.97
Industrials	51,268	Third Party Vendor	Broker Quote	102.25 - 115.75
Utilities	1,639	Third Party Vendor	Broker Quote	104.20

Total	$54,172

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$2,300	$2,329
Delphi Corp.
3.500% due 03/31/2017		814	819

Total Bank Loan Obligations (Cost $3,103)			3,148

CORPORATE BONDS & NOTES 77.6%
BANKING & FINANCE 26.2%
Allstate Corp.
6.500% due 05/15/2067		7,425	7,935
American Express Co.
2.650% due 12/02/2022		1,150	1,147
4.050% due 12/03/2042		47,123	47,384
6.800% due 09/01/2066		4,500	4,849
American International Group, Inc.
4.250% due 05/15/2013		225	228
5.600% due 10/18/2016		1,500	1,714
5.850% due 01/16/2018		2,524	2,989
8.175% due 05/15/2068		10,000	13,075
8.250% due 08/15/2018		4,300	5,661
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	14,595
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	4,000	5,635
5.875% due 01/26/2022		$5,000	5,538
6.000% due 01/22/2020		20,000	23,450
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	728
4.625% due 02/13/2017		300	319
Banco Santander Chile
3.875% due 09/20/2022		47,000	48,245
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		6,550	6,681
Bank of America Corp.
5.625% due 07/01/2020		7,700	9,136
5.650% due 05/01/2018		32,100	37,376
5.875% due 01/05/2021		3,700	4,433
5.875% due 02/07/2042		10,250	12,800
6.500% due 08/01/2016		1,610	1,860
7.375% due 05/15/2014		900	975
7.625% due 06/01/2019		23,260	29,780
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	5,026
Bank One Corp.
8.000% due 04/29/2027		$3,600	5,083
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,880	5,241
4.250% due 02/25/2016		18,000	24,539
Barclays Bank PLC
6.050% due 12/04/2017		$1,700	1,888
7.625% due 11/21/2022		9,700	9,712
10.179% due 06/12/2021		10,940	14,954
14.000% due 06/15/2019 (b)	GBP	3,300	7,185
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,533
BBVA Banco Continental S.A.
5.000% due 08/26/2022		9,100	9,737
BBVA Bancomer S.A.
6.500% due 03/10/2021		29,585	32,987
6.750% due 09/30/2022		17,800	20,070
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,266
6.400% due 10/02/2017		20,000	24,037
7.250% due 02/01/2018		14,200	17,807
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	9,230
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,200	8,492
BNP Paribas S.A.
5.186% due 06/29/2015 (b)		6,100	5,917
7.195% due 06/25/2037 (b)		17,300	17,819
7.781% due 07/02/2018 (b)	EUR	4,000	5,886
BPCE S.A.
5.250% due 07/30/2014 (b)		4,150	5,047

Cantor Fitzgerald LP
7.875% due 10/15/2019		$10,090	10,473
Capital One Bank USA N.A.
8.800% due 07/15/2019		10,500	14,226
Capital One Capital
8.875% due 05/15/2040		36,025	36,025
10.250% due 08/15/2039		6,769	6,769
CBA Capital Trust
6.024% due 03/15/2016 (b)		4,000	4,086
Chubb Corp.
6.375% due 03/29/2067		1,000	1,095
6.500% due 05/15/2038		200	277
Citigroup, Inc.
0.862% due 08/25/2036		1,000	733
5.850% due 12/11/2034		8,500	9,973
5.875% due 05/29/2037		4,527	5,452
6.000% due 08/15/2017		10,000	11,790
6.625% due 06/15/2032		900	1,040
8.125% due 07/15/2039		125,287	187,721
8.500% due 05/22/2019		11,000	14,799
Countrywide Capital
8.050% due 06/15/2027		2,680	3,179
Credit Agricole S.A.
5.136% due 02/24/2016 (b)	GBP	5,000	6,663
7.589% due 01/30/2020 (b)		100	151
8.125% due 10/26/2019 (b)		100	169
8.375% due 10/13/2019 (b)		$4,970	5,293
DNB Bank ASA
3.200% due 04/03/2017		2,160	2,302
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,000	10,450
Export-Import Bank of Korea
4.000% due 01/11/2017		39,485	43,000
5.375% due 10/04/2016		5,800	6,600
5.875% due 01/14/2015		500	549
8.125% due 01/21/2014		2,000	2,151
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	15,516
Fidelity National Financial, Inc.
5.500% due 09/01/2022		17,000	18,832
First Union Capital
7.950% due 11/15/2029		1,000	1,171
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		9,800	10,412
4.207% due 04/15/2016		3,200	3,415
7.000% due 04/15/2015		10,400	11,622
General Electric Capital Corp.
0.790% due 08/15/2036		4,000	3,121
3.800% due 06/18/2019		1,800	1,919
5.875% due 01/14/2038		86,663	104,626
6.150% due 08/07/2037		8,385	10,433
6.250% due 12/15/2022 (b)		17,000	18,593
6.875% due 01/10/2039		34,764	47,294
7.500% due 08/21/2035		5,368	7,612
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		6,700	7,644
5.375% due 03/15/2020		15,000	17,202
5.950% due 01/15/2027		210	228
6.000% due 06/15/2020		300	357
6.125% due 02/15/2033		7,400	8,668
6.150% due 04/01/2018		4,700	5,526
6.250% due 09/01/2017		17,600	20,776
6.250% due 02/01/2041		12,750	15,657
6.450% due 05/01/2036		4,000	4,391
6.750% due 10/01/2037		47,600	53,988
7.500% due 02/15/2019		90,300	113,684
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	9,530
HBOS PLC
0.860% due 03/29/2016	EUR	1,054	1,252
1.011% due 09/30/2016		$1,000	899
6.000% due 11/01/2033		3,500	3,199
6.750% due 05/21/2018		20,623	22,299
HCP, Inc.
6.750% due 02/01/2041		4,700	6,089
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	34,903
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	11,636
HSBC Capital Funding LP
4.610% due 06/27/2013 (b)		5,800	5,804
10.176% due 06/30/2030 (b)		2,122	2,912
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,311
HSBC Finance Corp.
6.676% due 01/15/2021		20,400	24,219

HSBC Holdings PLC
4.875% due 01/14/2022		3,400	3,949
5.100% due 04/05/2021		46,600	55,071
6.100% due 01/14/2042		29,550	39,355
6.500% due 05/02/2036		13,300	16,630
6.500% due 09/15/2037		2,100	2,623
6.800% due 06/01/2038		7,900	10,111
7.350% due 11/27/2032		2,500	3,066
7.625% due 05/17/2032		7,700	9,998
International Lease Finance Corp.
7.125% due 09/01/2018		30,700	35,766
Intesa Sanpaolo SpA
2.712% due 02/24/2014		1,100	1,099
6.500% due 02/24/2021		10,000	10,544
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		32,375	33,225
5.500% due 08/06/2022		9,400	9,894
5.650% due 03/19/2022		3,000	3,161
JPMorgan Chase & Co.
4.250% due 10/15/2020		25,000	27,824
4.400% due 07/22/2020		14,200	16,041
4.625% due 05/10/2021		25,100	28,640
4.950% due 03/25/2020		6,100	7,080
5.400% due 01/06/2042		32,400	39,083
5.600% due 07/15/2041		31,450	38,986
6.000% due 01/15/2018		1,000	1,198
6.300% due 04/23/2019		15,575	19,227
6.400% due 05/15/2038		32,174	43,165
7.900% due 04/30/2018 (b)		27,587	31,368
JPMorgan Chase Bank N.A.
0.640% due 06/13/2016		2,400	2,335
0.871% due 05/31/2017	EUR	14,300	18,355
JPMorgan Chase Capital
1.261% due 09/30/2034		$2,000	1,649
Korea Development Bank
3.500% due 08/22/2017		7,200	7,719
3.875% due 05/04/2017		2,000	2,167
4.000% due 09/09/2016		5,800	6,287
8.000% due 01/23/2014		2,000	2,148
Korea Finance Corp.
2.250% due 08/07/2017		14,115	14,320
3.250% due 09/20/2016		1,000	1,054
Lloyds TSB Bank PLC
5.750% due 07/09/2025	GBP	1,550	2,453
6.500% due 03/24/2020	EUR	4,381	6,622
7.625% due 04/22/2025	GBP	4,150	7,827
9.625% due 04/06/2023		2,200	4,639
Macquarie Bank Ltd.
6.625% due 04/07/2021		$37,200	41,148
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,627
Merrill Lynch & Co., Inc.
0.488% due 05/30/2014	EUR	6,200	8,104
6.400% due 08/28/2017		$13,045	15,330
6.875% due 04/25/2018		86,140	103,918
6.875% due 11/15/2018		2,500	3,063
7.750% due 05/14/2038		15,700	20,452
MetLife Capital Trust
9.250% due 04/08/2068		12,700	17,590
MetLife, Inc.
6.375% due 06/15/2034		250	326
Morgan Stanley
0.610% due 04/13/2016	EUR	450	565
5.375% due 08/10/2020		3,500	5,262
5.500% due 07/24/2020		$17,700	19,926
5.625% due 09/23/2019		29,500	33,385
5.750% due 01/25/2021		10,000	11,429
6.375% due 07/24/2042		65,200	76,500
6.625% due 04/01/2018		17,200	20,287
7.300% due 05/13/2019		42,010	51,081
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		9,590	11,607
National Rural Utilities Cooperative Finance Corp.
4.023% due 11/01/2032		3,518	3,642
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	22,734
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	13,498
Nippon Life Insurance Co.
5.000% due 10/18/2042		13,000	13,743
Nordea Bank AB
3.125% due 03/20/2017		2,690	2,866
4.875% due 01/27/2020		700	807
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	38,207

Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	427
Pacific Life Insurance Co.
9.250% due 06/15/2039		88,256	123,507
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	5,063
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	4,000	5,577
5.375% due 10/01/2029	GBP	14,000	23,914
Prudential Financial, Inc.
5.700% due 12/14/2036		$3,500	3,990
5.800% due 11/16/2041		5,000	5,848
5.875% due 09/15/2042		20,500	21,602
6.200% due 11/15/2040		10,800	13,075
6.625% due 12/01/2037		3,000	3,741
6.625% due 06/21/2040		1,015	1,276
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	11,256
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,366
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (b)		500	513
Rabobank Group
5.250% due 05/24/2041		39,500	46,427
6.875% due 03/19/2020	EUR	17,300	25,502
11.000% due 06/30/2019 (b)		$24,800	33,744
Regions Bank
6.450% due 06/26/2037		15,395	16,304
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,017
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	16,359	24,448
Royal Bank of Scotland PLC
4.875% due 08/25/2014		$5,000	5,275
5.000% due 05/17/2015		10,038	10,735
7.500% due 04/29/2024	GBP	4,000	8,638
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$10,700	11,529
6.299% due 05/15/2017		3,200	3,552
7.750% due 05/29/2018		5,600	6,685
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		17,600	16,801
Santander Issuances S.A.U.
4.500% due 09/30/2019	EUR	3,900	4,398
5.750% due 01/31/2018	GBP	4,000	5,276
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,500	2,739
5.499% due 07/07/2015		5,850	6,353
6.125% due 02/07/2022		7,300	8,359
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,782
SLM Corp.
0.513% due 06/17/2013	EUR	3,800	4,972
0.615% due 01/27/2014		$200	198
4.280% due 01/26/2015 (n)	HKD	15,000	1,947
5.000% due 10/01/2013		$3,320	3,415
5.375% due 01/15/2013		2,200	2,206
5.375% due 05/15/2014		8,525	8,945
5.625% due 08/01/2033		25,045	23,354
6.250% due 01/25/2016		3,800	4,152
8.000% due 03/25/2020		9,300	10,672
8.450% due 06/15/2018		23,025	27,054
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		67,805	92,041
Temasek Financial Ltd.
3.375% due 07/23/2042		1,000	954
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	386	733
UBS AG
4.875% due 08/04/2020		$5,500	6,395
5.875% due 12/20/2017		4,600	5,479
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)		800	820
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022		10,550	11,394
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	7,328
6.600% due 01/15/2038		6,302	8,658
Wachovia Corp.
0.710% due 10/15/2016		1,500	1,475
WEA Finance LLC
6.750% due 09/02/2019		2,500	3,099
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	5,949
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,500	1,894

Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,163
Weyerhaeuser Co.
6.875% due 12/15/2033	7,850	9,383
6.950% due 10/01/2027	4,500	5,220
7.375% due 10/01/2019	13,000	16,077
7.375% due 03/15/2032	92,952	117,205
7.950% due 03/15/2025	800	1,011

		3,503,383

INDUSTRIALS 39.3%
AbbVie, Inc.
4.400% due 11/06/2042	23,900	25,435
ADT Corp.
2.250% due 07/15/2017	800	794
4.875% due 07/15/2042	39,100	37,147
Alcoa, Inc.
5.900% due 02/01/2027	9,300	9,582
Altria Group, Inc.
2.850% due 08/09/2022	1,000	990
9.250% due 08/06/2019	270	376
9.700% due 11/10/2018	1,993	2,792
9.950% due 11/10/2038	28,845	47,556
10.200% due 02/06/2039	100,176	167,702
America Movil S.A.B. de C.V.
4.375% due 07/16/2042	84,300	87,742
6.125% due 03/30/2040	40,400	53,405
American Airlines Pass-Through Trust
5.250% due 07/31/2022	8,853	9,307
8.625% due 04/15/2023	1,880	1,951
10.375% due 01/02/2021	35,673	37,814
Amgen, Inc.
4.950% due 10/01/2041	5,050	5,572
5.150% due 11/15/2041	118,390	133,357
5.375% due 05/15/2043	17,900	21,125
5.650% due 06/15/2042	12,760	15,335
6.375% due 06/01/2037	4,110	5,175
6.400% due 02/01/2039	21,700	28,118
6.900% due 06/01/2038	3,900	5,237
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,977
Anadarko Petroleum Corp.
6.200% due 03/15/2040	33,450	41,296
6.375% due 09/15/2017	4,200	5,020
6.450% due 09/15/2036	12,303	15,425
7.000% due 11/15/2027	1,000	1,094
7.950% due 06/15/2039	37,600	54,367
Anglo American Capital PLC
9.375% due 04/08/2019	5,000	6,506
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	400	547
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	20,890	34,336
Apache Corp.
5.100% due 09/01/2040	2,100	2,389
ArcelorMittal
7.500% due 10/15/2039	41,295	38,843
10.350% due 06/01/2019	600	720
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	20,500	19,625
Asciano Finance Ltd.
6.000% due 04/07/2023	22,900	25,726
Aviation Capital Group Corp.
7.125% due 10/15/2020	20,100	21,200
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	3,798	4,025
Barrick Gold Corp.
5.250% due 04/01/2042	19,200	21,135
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,864
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	35,089
7.500% due 09/15/2038	6,200	8,475
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	14,469	16,725
Beam, Inc.
5.875% due 01/15/2036	584	678
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	5,377
Boston Scientific Corp.
6.000% due 01/15/2020	5,100	5,953
7.000% due 11/15/2035	39,807	50,147
7.375% due 01/15/2040	48,582	66,325

Braskem Finance Ltd.
5.750% due 04/15/2021	3,775	3,992
7.000% due 05/07/2020	1,200	1,359
7.375% due 10/04/2015 (b)	5,000	5,250
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	37,450	39,401
5.050% due 03/01/2041	11,900	13,522
5.750% due 05/01/2040	12,720	15,696
6.150% due 05/01/2037	1,500	1,938
6.530% due 07/15/2037	2,500	3,206
7.290% due 06/01/2036	800	1,085
7.950% due 08/15/2030	600	844
Cameron International Corp.
5.950% due 06/01/2041	12,800	16,004
7.000% due 07/15/2038	16,804	22,770
Canadian National Railway Co.
6.375% due 11/15/2037	100	142
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	7,700	9,928
6.500% due 02/15/2037	2,500	3,245
6.750% due 02/01/2039	18,600	25,063
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	22,276
6.000% due 04/01/2042	3,700	4,349
Caterpillar, Inc.
3.803% due 08/15/2042	168	168
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,601
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	33,736
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	29,545	28,827
CNOOC Finance Ltd.
3.875% due 05/02/2022	13,300	14,146
5.000% due 05/02/2042	8,100	9,416
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	13,267
Comcast Corp.
4.650% due 07/15/2042	43,289	45,674
5.650% due 06/15/2035	10,000	11,743
6.400% due 05/15/2038	500	639
6.400% due 03/01/2040	62,500	81,028
6.450% due 03/15/2037	7,300	9,375
6.550% due 07/01/2039	53,960	70,900
6.950% due 08/15/2037	26,300	35,693
7.050% due 03/15/2033	6,000	7,998
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,264
ConocoPhillips
6.500% due 02/01/2039	100	142
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,442	7,005
6.000% due 07/12/2020	1,776	1,816
7.250% due 05/10/2021	6,750	7,796
9.000% due 01/08/2018	6,002	6,947
Corning, Inc.
5.750% due 08/15/2040	6,800	8,114
COX Communications, Inc.
6.450% due 12/01/2036	1,781	2,200
8.375% due 03/01/2039	42,240	64,875
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	53,393
CSN Islands Corp.
6.875% due 09/21/2019	7,932	8,923
CSN Resources S.A.
6.500% due 07/21/2020	1,600	1,744
CSX Corp.
5.500% due 04/15/2041	16,449	19,727
6.220% due 04/30/2040	5,560	7,182
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	12,809
CVS Pass-Through Trust
5.773% due 01/10/2033	8,559	10,123
5.880% due 01/10/2028	3,345	3,861
5.926% due 01/10/2034	26,877	32,444
6.036% due 12/10/2028	2,524	2,959
6.943% due 01/10/2030	9,778	12,341
7.507% due 01/10/2032	23,109	30,549
8.353% due 07/10/2031	8,851	12,237
Daimler Finance North America LLC
8.500% due 01/18/2031	100	156
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (e)(f)	3,086	3,364
6.200% due 01/02/2020	1,278	1,441
7.750% due 06/17/2021	12,448	14,252

Deutsche Telekom International Finance BV
4.875% due 03/06/2042		3,000	3,206
6.750% due 08/20/2018		1,100	1,367
8.750% due 06/15/2030		73,250	109,816
Devon Energy Corp.
3.250% due 05/15/2022		2,000	2,089
4.750% due 05/15/2042		25,150	26,932
7.950% due 04/15/2032		12,900	19,098
Devon Financing Corp. ULC
7.875% due 09/30/2031		7,347	10,693
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039		11,000	14,124
DIRECTV Holdings LLC
6.000% due 08/15/2040		4,400	4,886
6.375% due 03/01/2041		22,200	25,712
Discovery Communications LLC
3.300% due 05/15/2022		600	617
4.375% due 06/15/2021		8,000	8,939
5.625% due 08/15/2019		300	359
Dolphin Energy Ltd.
5.500% due 12/15/2021		300	351
Dow Chemical Co.
4.375% due 11/15/2042		1,125	1,119
5.250% due 11/15/2041		14,000	15,629
9.400% due 05/15/2039		45,009	74,162
Ecolab, Inc.
5.500% due 12/08/2041		15,600	18,629
El Paso Natural Gas Co.
8.375% due 06/15/2032		14,200	20,203
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		11,500	11,299
7.500% due 11/15/2040		13,000	17,817
Encana Corp.
5.150% due 11/15/2041		22,050	23,725
6.500% due 08/15/2034		1,900	2,335
6.500% due 02/01/2038		32,750	40,995
6.625% due 08/15/2037		16,982	21,667
Energy Transfer Partners LP
6.625% due 10/15/2036		7,000	8,226
7.500% due 07/01/2038		20,600	26,662
8.500% due 04/15/2014		802	872
9.700% due 03/15/2019		886	1,194
Enterprise Products Operating LLC
4.450% due 02/15/2043		76,100	77,128
5.700% due 02/15/2042		2,232	2,616
6.125% due 10/15/2039		5,000	6,046
6.450% due 09/01/2040		395	496
7.550% due 04/15/2038		4,000	5,514
Ford Motor Co.
7.400% due 11/01/2046		7,050	8,698
General Electric Co.
4.125% due 10/09/2042		43,800	45,101
Georgia-Pacific LLC
5.400% due 11/01/2020		4,600	5,476
7.375% due 12/01/2025		400	546
8.875% due 05/15/2031		3,750	5,626
Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,300	8,523
Gerdau Trade, Inc.
5.750% due 01/30/2021		20,200	22,321
Gilead Sciences, Inc.
5.650% due 12/01/2041		17,130	21,300
Glencore Finance Europe S.A.
5.500% due 04/03/2022	GBP	1,500	2,663
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$20,000	19,669
GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,500	11,020
Heineken NV
4.000% due 10/01/2042		2,000	1,936
Hess Corp.
6.000% due 01/15/2040		3,500	4,274
Hewlett-Packard Co.
2.625% due 12/09/2014		1,000	1,012
6.000% due 09/15/2041		450	446
HJ Heinz Finance Co.
6.750% due 03/15/2032		5,025	6,416
7.125% due 08/01/2039		26,900	37,162
Home Depot, Inc.
5.400% due 09/15/2040		15,400	19,327
Hospira, Inc.
5.600% due 09/15/2040		900	950
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		2,750	3,290
Intel Corp.
4.800% due 10/01/2041		500	551

International Paper Co.
6.000% due 11/15/2041	7,400	8,770
7.300% due 11/15/2039	5,000	6,783
8.700% due 06/15/2038	11,500	17,105
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	52,973
Kerr-McGee Corp.
6.950% due 07/01/2024	1,008	1,278
7.875% due 09/15/2031	3,000	3,988
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	291
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	18,700	19,836
5.800% due 03/15/2035	8,742	9,969
6.500% due 02/01/2037	6,219	7,598
6.500% due 09/01/2039	26,200	32,228
6.550% due 09/15/2040	26,500	33,238
6.950% due 01/15/2038	31,300	41,220
7.400% due 03/15/2031	500	652
Kraft Foods Group, Inc.
5.000% due 06/04/2042	16,000	18,009
6.500% due 02/09/2040	103,822	136,578
Kroger Co.
5.400% due 07/15/2040	35	39
6.900% due 04/15/2038	5,000	6,451
7.500% due 04/01/2031	150	195
Lockheed Martin Corp.
4.850% due 09/15/2041	2,700	2,982
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	9,749
Masco Corp.
6.500% due 08/15/2032	2,102	2,176
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,436
McKesson Corp.
6.000% due 03/01/2041	2,600	3,437
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	4,300	3,712
Microsoft Corp.
3.500% due 11/15/2042	950	919
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	14,789
Mondelez International, Inc.
6.875% due 02/01/2038	7,030	9,726
7.000% due 08/11/2037	4,000	5,555
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022	3,000	3,072
Nakilat, Inc.
6.067% due 12/31/2033	1,600	1,952
NBCUniversal Media LLC
4.450% due 01/15/2043	27,200	27,571
5.950% due 04/01/2041	52,400	64,302
6.400% due 04/30/2040	12,700	16,310
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	46,980	51,961
Newmont Mining Corp.
4.875% due 03/15/2042	1,200	1,237
5.875% due 04/01/2035	395	452
6.250% due 10/01/2039	30,700	37,005
News America, Inc.
6.150% due 02/15/2041	49,100	62,245
6.650% due 11/15/2037	19,131	24,741
6.900% due 08/15/2039	5,229	6,852
7.750% due 12/01/2045	4,773	6,752
Nokia OYJ
6.625% due 05/15/2039	2,700	2,437
Norfolk Southern Corp.
2.903% due 02/15/2023	8,046	8,107
3.950% due 10/01/2042	27,000	26,774
4.837% due 10/01/2041	1,424	1,590
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	15,081
Northwest Airlines Pass-Through Trust
1.062% due 11/20/2015	12,348	12,286
Northwest Pipeline GP
6.050% due 06/15/2018	725	882
ONEOK Partners LP
6.125% due 02/01/2041	14,400	17,279
6.650% due 10/01/2036	2,900	3,599
6.850% due 10/15/2037	11,750	14,980
Penske Truck Leasing Co. LP
4.875% due 07/11/2022	900	930
PepsiCo, Inc.
3.600% due 08/13/2042	48	47
Pernod-Ricard S.A.
5.750% due 04/07/2021	15,300	18,314

Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,649
5.375% due 01/27/2021		6,300	7,118
5.750% due 01/20/2020		2,300	2,628
5.875% due 03/01/2018		4,900	5,633
5.875% due 03/07/2022	EUR	1,200	1,880
6.750% due 01/27/2041		$32,700	41,486
6.875% due 01/20/2040		6,150	7,854
7.875% due 03/15/2019		7,600	9,524
Pfizer, Inc.
7.200% due 03/15/2039		5,800	8,900
Philip Morris International, Inc.
3.875% due 08/21/2042		675	679
4.375% due 11/15/2041		22,400	24,038
6.375% due 05/16/2038		9,235	12,586
Pioneer Natural Resources Co.
3.950% due 07/15/2022		14,590	15,302
6.650% due 03/15/2017		8,812	10,389
6.875% due 05/01/2018		4,154	5,058
7.200% due 01/15/2028		4,105	5,234
7.500% due 01/15/2020		8,872	11,248
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	26,760
PPG Industries, Inc.
5.500% due 11/15/2040		3,600	4,189
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,606
7.875% due 08/15/2040		47,100	69,147
8.500% due 06/15/2019		4,235	5,590
Repsol International Finance BV
4.875% due 02/19/2019	EUR	7,000	10,170
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		$1,110	1,526
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	8,136
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		13,500	14,941
Roche Holdings, Inc.
7.000% due 03/01/2039		4,965	7,487
Rock-Tenn Co.
4.000% due 03/01/2023		8,350	8,490
4.450% due 03/01/2019		4,380	4,728
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	22,861
6.850% due 07/15/2018		2,000	2,100
6.875% due 04/15/2040		46,550	42,128
7.500% due 07/15/2038		25,890	24,466
Rohm & Haas Co.
7.850% due 07/15/2029		7,163	9,678
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	15,715
7.487% due 03/25/2031	GBP	6,100	12,131
SABMiller Holdings, Inc.
3.750% due 01/15/2022		$23,100	24,965
Sealed Air Corp.
6.875% due 07/15/2033		2,000	1,930
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	241
Southern Copper Corp.
5.250% due 11/08/2042		4,700	4,714
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		4,346	6,206
Statoil ASA
4.250% due 11/23/2041		5,000	5,385
5.100% due 08/17/2040		10,000	12,060
TCI Communications, Inc.
7.875% due 02/15/2026		105	148
Teck Resources Ltd.
5.400% due 02/01/2043		22,340	23,657
6.000% due 08/15/2040		16,600	18,805
6.125% due 10/01/2035		7,300	8,302
6.250% due 07/15/2041		20,000	23,546
Telefonica Emisiones S.A.U.
3.406% due 03/24/2015	EUR	1,000	1,368
4.750% due 02/07/2017		600	861
4.797% due 02/21/2018		13,100	18,917
4.949% due 01/15/2015		$2,200	2,310
5.375% due 02/02/2018	GBP	2,700	4,633
5.496% due 04/01/2016	EUR	6,500	9,426
6.221% due 07/03/2017		$500	557
6.421% due 06/20/2016		19,082	21,162
7.045% due 06/20/2036		19,300	20,940
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	7,073
Time Warner Cable, Inc.
4.500% due 09/15/2042		32,200	31,433

6.750% due 06/15/2039	51,900	65,883
7.300% due 07/01/2038	7,200	9,574
Time Warner, Inc.
4.875% due 03/15/2020	1,000	1,169
4.900% due 06/15/2042	3,000	3,221
5.375% due 10/15/2041	5,000	5,590
6.100% due 07/15/2040	26,100	31,627
6.200% due 03/15/2040	10,000	12,257
6.250% due 03/29/2041	14,850	18,352
6.500% due 11/15/2036	7,500	9,389
7.700% due 05/01/2032	21,050	29,452
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	1,484	1,961
7.250% due 08/15/2038	2,000	2,895
7.625% due 01/15/2039	3,500	5,270
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,679
5.400% due 08/15/2041	1,000	1,186
Transocean, Inc.
6.000% due 03/15/2018	300	348
6.500% due 11/15/2020	10,600	12,847
6.800% due 03/15/2038	46,350	56,785
7.500% due 04/15/2031	4,550	5,658
Turlock Corp.
4.150% due 11/02/2042	4,000	4,049
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	4,812	5,413
UAL Pass-Through Trust
9.750% due 07/15/2018	31,774	36,778
10.400% due 05/01/2018	6,040	6,953
Union Pacific Corp.
4.300% due 06/15/2042	2,300	2,431
5.780% due 07/15/2040	10,000	12,703
UnitedHealth Group, Inc.
4.375% due 03/15/2042	20,000	20,791
4.625% due 11/15/2041	14,000	14,961
5.950% due 02/15/2041	4,700	5,915
6.625% due 11/15/2037	2,600	3,441
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	38,426
6.875% due 11/10/2039	42,440	53,286
8.250% due 01/17/2034	11,300	15,533
Vale S.A.
5.625% due 09/11/2042	3,200	3,480
Wal-Mart Stores, Inc.
4.875% due 07/08/2040	190	225
Watson Pharmaceuticals, Inc.
3.250% due 10/01/2022	15,000	15,326
4.625% due 10/01/2042	10,000	10,421
WEA Finance LLC
4.625% due 05/10/2021	5,000	5,603
7.125% due 04/15/2018	12,900	15,908
Weatherford International Ltd.
6.750% due 09/15/2040	7,600	8,625
WellPoint, Inc.
4.625% due 05/15/2042	21,600	22,331
4.650% due 01/15/2043	41,000	42,769
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	13,920
7.875% due 09/01/2021	916	1,181
8.750% due 03/15/2032	29,088	40,346
Williams Partners LP
6.300% due 04/15/2040	20,750	25,389
Woodside Finance Ltd.
4.600% due 05/10/2021	6,800	7,501
Wyeth LLC
5.950% due 04/01/2037	500	668
Wynn Las Vegas LLC
5.375% due 03/15/2022	7,800	8,326
Xstrata Finance Canada Ltd.
5.300% due 10/25/2042	5,600	5,626
6.000% due 11/15/2041	25,000	27,110
6.900% due 11/15/2037	1,500	1,790

		5,265,653

UTILITIES 12.1%
AEP Texas Central Co.
6.650% due 02/15/2033	500	636
AGL Capital Corp.
5.875% due 03/15/2041	7,500	9,806
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,430
8.700% due 08/07/2018	19,700	25,591

Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	22,443	24,612
Appalachian Power Co.
6.375% due 04/01/2036	4,350	5,468
6.700% due 08/15/2037	2,100	2,758
7.000% due 04/01/2038	1,293	1,761
AT&T, Inc.
4.300% due 12/15/2042	4,403	4,427
4.350% due 06/15/2045	41,947	42,179
5.350% due 09/01/2040	109,098	127,167
5.550% due 08/15/2041	1,000	1,201
6.300% due 01/15/2038	26,830	34,431
6.500% due 09/01/2037	17,635	23,083
6.550% due 02/15/2039	3,500	4,603
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,230
British Telecommunications PLC
9.625% due 12/15/2030	10,200	16,215
Bruce Mansfield Unit
6.850% due 06/01/2034	7,122	7,422
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,900	4,456
Cleco Power LLC
6.000% due 12/01/2040	17,400	20,688
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,967
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,091
5.500% due 12/01/2039	3,400	4,224
5.700% due 06/15/2040	5,000	6,391
6.300% due 08/15/2037	4,000	5,418
6.750% due 04/01/2038	9,950	14,236
Detroit Edison Co.
3.950% due 06/15/2042	500	507
Dominion Resources, Inc.
4.050% due 09/15/2042	4,000	3,953
5.950% due 06/15/2035	10,000	12,667
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,192
Electricite de France S.A.
6.950% due 01/26/2039	11,650	15,591
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,196
Entergy Corp.
5.125% due 09/15/2020	8,400	9,116
Exelon Generation Co. LLC
5.600% due 06/15/2042	11,146	11,958
6.250% due 10/01/2039	8,890	10,346
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	52,381	58,911
Florida Power Corp.
5.650% due 04/01/2040	7,400	9,317
6.400% due 06/15/2038	50	67
France Telecom S.A.
8.500% due 03/01/2031	10,650	15,952
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,400	11,714
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	430
6.510% due 03/07/2022	1,600	1,916
7.288% due 08/16/2037	26,725	34,937
8.125% due 07/31/2014	100	109
8.146% due 04/11/2018	8,700	10,775
8.625% due 04/28/2034	14,850	21,446
9.250% due 04/23/2019	28,400	37,736
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	672	758
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,255
Idaho Power Co.
4.850% due 08/15/2040	9,000	9,922
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,565
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,794
7.350% due 02/01/2019	200	256
Kentucky Utilities Co.
5.125% due 11/01/2040	17,600	21,349
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	37,754
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,803
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,854
6.125% due 04/01/2036	10,725	13,550
6.500% due 09/15/2037	24,750	32,901

NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,095
7.768% due 12/15/2037	63,605	67,103
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,750	3,675
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	21,700	21,890
5.326% due 02/03/2016	2,000	2,153
6.604% due 02/03/2021	8,700	10,244
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	15,580	17,566
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	28,798
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,597
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,527
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	16,709
5.300% due 06/01/2042	600	687
7.250% due 01/15/2033	3,400	4,455
7.500% due 09/01/2038	4,615	6,257
Pacific Gas & Electric Co.
4.450% due 04/15/2042	5,150	5,503
5.400% due 01/15/2040	800	959
5.800% due 03/01/2037	8,600	10,648
6.050% due 03/01/2034	5,200	6,705
6.250% due 03/01/2039	9,900	13,087
6.350% due 02/15/2038	1,000	1,321
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	602
Perusahaan Listrik Negara PT
5.250% due 10/24/2042	4,000	4,140
Plains All American Pipeline LP
4.300% due 01/31/2043	6,850	6,863
5.150% due 06/01/2042	52,400	59,089
6.650% due 01/15/2037	25,389	33,275
6.700% due 05/15/2036	1,570	2,008
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,577
Progress Energy, Inc.
7.750% due 03/01/2031	400	547
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,755
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	7,057
Puget Sound Energy, Inc.
5.764% due 07/15/2040	9,000	11,514
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,595	1,798
5.832% due 09/30/2016	1,584	1,748
5.838% due 09/30/2027	16,700	20,750
6.332% due 09/30/2027	10,450	13,406
6.750% due 09/30/2019	3,000	3,776
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	5,500	5,610
Southern California Edison Co.
6.000% due 01/15/2034	400	523
6.050% due 03/15/2039	4,630	6,284
6.650% due 04/01/2029	600	791
Southern Power Co.
6.375% due 11/15/2036	3,500	3,834
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,758
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,496
Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	574
7.200% due 07/18/2036	7,845	8,229
7.721% due 06/04/2038	14,650	15,932
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	10,510
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,388
6.625% due 03/20/2017	11,900	13,596
7.250% due 02/02/2020	26,750	32,568
7.500% due 07/18/2016	9,050	10,521
7.875% due 03/13/2018	50,020	60,969
Toledo Edison Co.
6.150% due 05/15/2037	11,490	14,341
Union Electric Co.
3.900% due 09/15/2042	9,000	9,130
8.450% due 03/15/2039	600	1,028
Verizon Communications, Inc.
3.850% due 11/01/2042	15,000	14,769
6.000% due 04/01/2041	15,617	20,402

6.400% due 02/15/2038	14,600	19,783
6.900% due 04/15/2038	19,085	27,185
7.350% due 04/01/2039	14,992	22,243
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,717
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	526
8.875% due 11/15/2038	14,129	24,100
Vodafone Group PLC
6.150% due 02/27/2037	29,938	39,632
6.250% due 11/30/2032	2,400	3,106

		1,625,517

Total Corporate Bonds & Notes (Cost $9,166,544)		10,394,553

MUNICIPAL BONDS & NOTES 9.9%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,512

CALIFORNIA 4.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	9,400	13,027
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	890
6.907% due 10/01/2050	28,945	41,684
6.918% due 04/01/2040	1,600	2,208
7.043% due 04/01/2050	29,670	43,281
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,793
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	92
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	577
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,310
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	11,400	15,808
7.350% due 11/01/2039	1,000	1,395
7.500% due 04/01/2034	5,580	7,766
7.550% due 04/01/2039	7,685	11,088
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	20,220	29,559
7.625% due 03/01/2040	2,200	3,181
7.700% due 11/01/2030	2,400	2,977
7.950% due 03/01/2036	27,000	33,580
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	10,112
7.804% due 03/01/2035	9,010	10,519
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,371
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	16,541
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	108
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,271
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	491
6.750% due 08/01/2049	34,095	48,144
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	6,262
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	19,148
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	6,100	7,954
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,371
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,640
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,102
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	20,000	23,051
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	300
5.755% due 07/01/2029	170	199
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,826
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,303
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	361

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,325
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,644
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,429
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	23,811
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,636
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	12,725
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,990
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,331
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	150
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	4,081
6.583% due 05/15/2049	6,600	8,625
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,237
6.398% due 05/15/2031	10,000	12,483
6.548% due 05/15/2048	23,200	30,920
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,892

		551,569

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	118

DISTRICT OF COLUMBIA 0.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	4,864

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,760

GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	121
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	6,265
6.655% due 04/01/2057	3,780	4,492

		10,878

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,019
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,887
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,366

		8,272

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	6,334

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,900

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	114

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	42
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,033

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	8,018

		12,093

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,281

NEW JERSEY 0.4%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,607
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	40,969
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	575
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	364

		56,515

NEW YORK 2.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	589
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	7,419
6.668% due 11/15/2039	300	391
6.687% due 11/15/2040	550	711
6.814% due 11/15/2040	11,485	15,192
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,978
5.968% due 03/01/2036	12,015	15,513
6.246% due 06/01/2035	11,500	13,702
6.271% due 12/01/2037	4,965	6,653
6.646% due 12/01/2031	20,000	24,695
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,195
5.790% due 06/15/2041	10,800	12,371
5.882% due 06/15/2044	10,000	13,352
6.011% due 06/15/2042	200	269
6.124% due 06/15/2042	12,300	14,408
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	479
5.000% due 06/15/2044	24,550	27,801
5.375% due 06/15/2043	55	65
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,263
5.572% due 11/01/2038	14,000	17,462
5.932% due 11/01/2036	15,500	17,718
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	356
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,277
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,539
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	222
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	74,600	73,708
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	20,596

		309,924

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,481

OHIO 1.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,814
6.449% due 02/15/2044	1,000	1,197
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	21,732
6.270% due 02/15/2050	3,100	3,710
7.834% due 02/15/2041	1,050	1,471
8.084% due 02/15/2050	50,025	73,528
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,925	6,683

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2032	16,995	19,440

		136,575

PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,800
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,781
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	7,148
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,733

		27,462

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,995
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	14,011

		16,006

TEXAS 1.0%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,280
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,381
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	29,530
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	29
5.250% due 12/01/2048	170	198
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	644
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2032	1,775	2,099
5.000% due 03/01/2037	4,050	4,684
5.000% due 03/01/2042	5,000	5,761
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,511
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,585
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,720
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	12,011
5.808% due 02/01/2041	2,000	2,615
6.308% due 02/01/2037	4,300	4,858
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	3,575	4,660
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	17,089
4.681% due 04/01/2040	4,700	5,511
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	20,900	25,587

		138,753

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024	5,400	6,789
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	800	897
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039	30	34
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045	225	253
Washington State General Obligation Bonds, (BABs), Series 2009
5.481% due 08/01/2039	4,000	5,042

		13,015

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	3,600	4,130

Total Municipal Bonds & Notes (Cost $1,083,822)		1,321,556

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
4.000% due 10/01/2040	1,721	1,847
6.000% due 01/01/2023 - 06/01/2038	240	263

7.000% due 11/01/2026		40	47
8.500% due 08/01/2026		3	4
Freddie Mac
3.135% due 08/15/2032		171	179
Ginnie Mae
4.500% due 09/15/2033		33	36
6.500% due 02/15/2017		9	10
8.500% due 09/15/2030		5	6
9.000% due 12/15/2017		4	5

Total U.S. Government Agencies (Cost $2,359)			2,397

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(i)(j)		115,700	111,325
3.000% due 05/15/2042 (f)		187,295	190,133
3.125% due 11/15/2041 (f)(i)		144,020	150,208
3.125% due 02/15/2042 (f)(h)(i)(j)		78,196	81,483
3.750% due 08/15/2041 (f)(i)(j)		711,200	833,104
4.250% due 11/15/2040 (f)(i)(j)		42,900	54,604
U.S. Treasury Notes
1.625% due 08/15/2022 (f)		22,790	22,619
1.750% due 05/15/2022 (f)(j)		32,520	32,769
U.S. Treasury Strips
0.000% due 08/15/2040 (i)(j)		4,000	1,713
0.000% due 02/15/2042 (i)		50	20

Total U.S. Treasury Obligations (Cost $1,462,058)			1,477,978

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Large Loan, Inc.
2.509% due 11/15/2015		42,616	42,641
Berica Residential MBS SRL
0.646% due 03/31/2048	EUR	21,372	25,107

Total Mortgage-Backed Securities (Cost $64,896)			67,748

ASSET-BACKED SECURITIES 0.2%
Hyde Park CDO BV
0.568% due 06/14/2022		9,775	12,535
Structured Asset Investment Loan Trust
1.110% due 01/25/2035		$13,546	13,417

Total Asset-Backed Securities (Cost $25,056)			25,952

SOVEREIGN ISSUES 8.0%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	22,400	44,881
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,656
Brazil Government International Bond
5.625% due 01/07/2041		1,800	2,367
7.125% due 01/20/2037		10,800	16,578
8.250% due 01/20/2034		28,850	48,684
8.750% due 02/04/2025		1,000	1,630
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	688	336
10.000% due 01/01/2014		3,459	1,735
10.000% due 01/01/2017		26,739	13,782
Colombia Government International Bond
6.125% due 01/18/2041		$200	276
Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/2016	EUR	189,550	267,750
4.750% due 05/01/2017		52,000	73,312
4.750% due 06/01/2017		105,350	148,178
Mexico Government International Bond
5.750% due 10/12/2110		$350	424
6.050% due 01/11/2040		1,920	2,584
6.750% due 09/27/2034		7,500	10,838
7.500% due 04/08/2033		11,600	17,864
8.300% due 08/15/2031		700	1,132
Qatar Government International Bond
6.400% due 01/20/2040		9,000	12,629
Russia Government International Bond
4.500% due 04/04/2022		5,000	5,738
5.625% due 04/04/2042		34,200	42,579
Spain Government International Bond
3.000% due 04/30/2015	EUR	23,000	30,350
3.250% due 04/30/2016		59,100	77,338
3.750% due 10/31/2015		15,000	19,953
4.000% due 07/30/2015		57,000	76,906
4.250% due 10/31/2016		85,050	114,299
4.400% due 01/31/2015		24,000	32,686

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$2,700	2,963

Total Sovereign Issues (Cost $1,004,280)		1,069,448

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (b)	200	245

Total Convertible Preferred Securities (Cost $204)		245

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	587,000	15,914

Total Preferred Securities (Cost $14,675)		15,914

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.2%
CERTIFICATES OF DEPOSIT 0.0%
Banco do Brasil S.A.
0.000% due 06/28/2013	$3,500	3,493

REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.230% due 01/02/2013	19,600	19,600
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $19,988. Repurchase proceeds are $19,600.)
Barclays, Inc.
0.160% due 01/11/2013	19,100	19,100
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $19,496. Repurchase proceeds are $19,101.)

		38,700

U.S. TREASURY BILLS 0.2%
0.146% due 02/14/2013 - 12/12/2013 (a)(g)(i)(j)	30,877	30,837

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 1.7%
PIMCO Short-Term Floating NAV Portfolio	22,895,417	229,114

Total Short-Term Instruments (Cost $302,224)		302,144

PURCHASED OPTIONS (l) 0.1%
(Cost $10,630)		10,609

Total Investments 109.6% (Cost $13,139,851)		$14,691,692
Written Options (m) (0.3%) (Premiums $38,142)		(36,728)
Other Assets and Liabilities (Net) (9.3%)		(1,251,927)

Net Assets 100.0%		$13,403,037

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $671,917 at a weighted average interest rate of 0.254%.

(e)	Securities with an aggregate market value of $237 and cash of $5,465 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(f)	Securities with an aggregate market value of $935,271 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate		Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BPG	0.240%		01/02/2013	01/25/2013	$15,612	$(15,614)
DEU	(0.500%	)	11/28/2012	11/27/2014	1,379	(1,379)
	0.310%		11/26/2012	01/24/2013	37,513	(37,525)
JPS	0.300%		12/11/2012	01/08/2013	141,330	(141,356)
	0.300%		12/12/2012	01/08/2013	16,580	(16,583)
	0.310%		12/17/2012	01/04/2013	22,847	(22,850)
	0.320%		12/10/2012	01/11/2013	137,425	(137,453)
	0.360%		12/19/2012	01/02/2013	15,458	(15,460)
RDR	0.320%		12/07/2012	01/07/2013	133,614	(133,645)
	0.330%		12/04/2012	01/04/2013	31,546	(31,554)
	0.330%		12/13/2012	01/03/2013	290,514	(290,567)
	0.330%		12/14/2012	01/03/2013	78,707	(78,720)
SAL	0.270%		12/03/2012	01/10/2013	54,085	(54,097)

						$(976,803)

(g)	Securities with an aggregate market value of $9,158 have been pledged or delivered as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.

(h)	Securities with an aggregate market value of $566 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2015	1,059	$1,231

(i)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $38,077 and cash of $23,076 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$150,000	$(1,062)	$(1,710)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$60,000	$688	$594
CDX.IG-19 5-Year Index	1.000%	12/20/2017	2,531,260	6,480	3,232
CDX.IG-19 10-Year Index	1.000%	12/20/2022	35,000	(1,086)	(84)

				$6,082	$3,742

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	1,173,000	$502	$(1,105)
Receive	3-Month USD-LIBOR	1.500%	01/04/2018		$361,600	(765)	(765)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	400	5	2
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		92,000	3,075	2,854
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	165,100	(2,642)	(5,125)

						$175	$(4,139)

(j)	Securities with an aggregate market value of $29,890 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(k)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	3.588%		$5,000	$(854)	$(436)	$(418)
Alcoa, Inc.	CBK	1.000%	03/20/2021	3.588%		2,800	(478)	(242)	(236)
Alcoa, Inc.	HUS	1.000%	03/20/2016	1.847%		4,400	(114)	(225)	111
Alcoa, Inc.	MYC	1.000%	06/20/2015	1.453%		1,400	(15)	(156)	141
Alcoa, Inc.	MYC	1.000%	03/20/2016	1.847%		450	(12)	(24)	12
Alcoa, Inc.	RYL	1.000%	06/20/2021	3.604%		2,600	(456)	(232)	(224)
American International Group, Inc.	GST	1.000%	09/20/2021	1.550%		15,000	(621)	(1,601)	980
Anadarko Petroleum Corp.	FBF	1.000%	09/20/2017	1.424%		700	(13)	(20)	7
Anadarko Petroleum Corp.	MYC	1.000%	06/20/2017	1.368%		20,500	(316)	(1,076)	760
Anadarko Petroleum Corp.	MYC	1.000%	09/20/2017	1.424%		11,000	(206)	(284)	78
ArcelorMittal	GST	1.000%	03/20/2016	2.819%		8,400	(467)	(325)	(142)
ArcelorMittal	HUS	1.000%	03/20/2016	2.819%		900	(50)	(40)	(10)
ArcelorMittal	MYC	1.000%	03/20/2016	2.819%		6,400	(355)	(392)	37
Bank of America Corp.	DUB	1.000%	03/20/2013	0.207%		9,500	20	(145)	165
Bank of America Corp.	FBF	1.000%	09/20/2017	1.234%		3,200	(33)	(243)	210
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	1.168%		65,050	(500)	(865)	365
Berkshire Hathaway Finance Corp.	UAG	1.000%	12/20/2017	1.168%		1,800	(14)	(26)	12
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.310%		200	4	1	3
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.310%		5,700	119	14	105
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	0.411%		900	20	10	10
BNP Paribas S.A.	DUB	3.000%	03/20/2016	1.490%	EUR	5,100	331	(468)	799
BNP Paribas S.A.	GST	3.000%	03/20/2016	1.490%		2,600	168	(245)	413
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.275%		$3,000	55	21	34
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.275%		13,500	247	32	215
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.364%		1,500	31	3	28
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.275%		5,000	92	12	80
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.364%		2,500	52	5	47
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.407%		8,700	182	78	104
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.275%		2,600	48	5	43
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.364%		19,200	400	137	263
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.684%		14,700	142	(124)	266
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.004%		600	0	(13)	13
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.648%		7,500	74	(64)	138
Brazil Government International Bond	BRC	1.000%	06/20/2017	0.953%		35,000	84	(498)	582
Brazil Government International Bond	CBK	1.000%	06/20/2015	0.604%		5,000	50	(97)	147
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.715%		39,800	378	(275)	653
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.684%		3,500	34	(33)	67
Brazil Government International Bond	DUB	1.000%	06/20/2017	0.953%		59,300	143	(834)	977
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.394%		7,600	(228)	(314)	86
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.648%		3,400	34	(34)	68
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.715%		25,000	237	(153)	390
Brazil Government International Bond	HUS	1.000%	06/20/2017	0.953%		26,700	64	(384)	448
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.394%		8,400	(252)	(349)	97
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.528%		2,800	27	(25)	52
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.648%		8,500	84	(81)	165
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.684%		6,100	59	(45)	104
Brazil Government International Bond	UAG	1.000%	06/20/2015	0.604%		2,000	20	(24)	44
Canadian Natural Resources Ltd.	DUB	1.000%	12/20/2015	0.686%		25,000	241	123	118
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.686%		6,000	58	18	40
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.632%		5,100	53	(17)	70
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.632%		5,100	53	(17)	70
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.686%		3,600	34	12	22
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.424%		12,500	235	173	62
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.424%		9,200	173	126	47
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.424%		5,200	98	71	27
China Government International Bond	BOA	1.000%	09/20/2017	0.584%		13,700	270	(98)	368
China Government International Bond	CBK	1.000%	09/20/2017	0.584%		17,400	344	(109)	453
China Government International Bond	DUB	1.000%	09/20/2022	1.062%		2,200	(11)	(75)	64
China Government International Bond	FBF	1.000%	09/20/2017	0.584%		15,000	296	(154)	450
China Government International Bond	FBF	1.000%	09/20/2022	1.062%		8,600	(44)	(293)	249
China Government International Bond	MYC	1.000%	09/20/2017	0.584%		10,000	197	(59)	256
China Government International Bond	RYL	1.000%	09/20/2017	0.584%		10,000	197	(59)	256
China Government International Bond	UAG	1.000%	09/20/2017	0.584%		19,300	380	(202)	582
Citigroup, Inc.	DUB	1.000%	09/20/2017	1.215%		1,800	(17)	(143)	126
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.256%		3,000	(35)	(76)	41
Comcast Corp.	RYL	1.000%	12/20/2015	0.419%		1,200	21	0	21
Danone S.A.	DUB	1.000%	03/20/2016	0.475%		2,100	36	34	2
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.713%		17,700	218	77	141
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.567%		1,000	15	11	4

Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.361%		5,000	88	(24)	112
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	0.402%		1,700	31	(7)	38
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.402%		5,000	91	(32)	123

Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.492%		1,100	20	0	20
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	0.402%		1,800	32	(4)	36
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	0.492%		5,000	90	10	80
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.361%		2,000	35	(8)	43
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.402%		1,300	24	5	19
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.361%		1,600	28	(8)	36
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.492%		3,000	53	1	52
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	0.310%		10,000	174	(53)	227
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.361%		3,000	54	(14)	68
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.402%		2,000	36	8	28
Ford Motor Co.	BRC	5.000%	12/20/2015	1.389%		17,800	1,908	1,845	63
Ford Motor Co.	DUB	5.000%	09/20/2017	1.959%		6,700	923	774	149
Ford Motor Co.	FBF	5.000%	09/20/2017	1.959%		2,900	400	328	72
Ford Motor Credit Co. LLC	BRC	5.000%	09/20/2017	1.395%		15,000	2,447	1,725	722
Ford Motor Credit Co. LLC	DUB	5.000%	09/20/2017	1.395%		10,000	1,632	1,190	442
Ford Motor Credit Co. LLC	GST	5.000%	09/20/2017	1.395%		10,000	1,632	1,149	483
Ford Motor Credit Co. LLC	UAG	5.000%	09/20/2017	1.395%		5,000	816	590	226
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.019%		1,500	0	(16)	16
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	1.019%		7,100	(2)	(77)	75
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	0.931%		12,500	32	(48)	80
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.392%		8,400	15	(14)	29
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.770%		14,400	103	(420)	523
General Electric Capital Corp.	BRC	1.000%	12/20/2017	1.163%		2,300	(17)	(31)	14
General Electric Capital Corp.	CBK	1.000%	09/20/2016	0.950%		500	1	(10)	11
General Electric Capital Corp.	CBK	1.000%	09/20/2019	1.430%		1,000	(27)	(102)	75
Italy Government International Bond	CBK	1.000%	09/20/2017	2.711%		18,400	(1,357)	(1,780)	423
Japan Government International Bond	BOA	1.000%	03/20/2016	0.458%		600	11	(6)	17
Japan Government International Bond	GST	1.000%	03/20/2016	0.458%		4,100	73	(42)	115
Japan Government International Bond	JPM	1.000%	03/20/2016	0.458%		500	9	(6)	15
Japan Government International Bond	MYC	1.000%	03/20/2016	0.458%		2,000	35	(25)	60
JPMorgan Chase & Co.	BOA	1.000%	09/20/2017	0.819%		5,000	43	(29)	72
JPMorgan Chase & Co.	BOA	1.000%	12/20/2017	0.858%		6,790	49	(51)	100
JPMorgan Chase & Co.	BOA	1.000%	03/20/2018	0.892%		1,400	9	(12)	21
Lafarge S.A.	BOA	1.000%	09/20/2016	1.783%		500	(14)	(38)	24
Lafarge S.A.	FBF	1.000%	06/20/2016	1.646%		10,200	(219)	(686)	467
Lafarge S.A.	MYC	1.000%	06/20/2016	1.646%		1,700	(36)	(119)	83
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	0.196%		14,500	31	(315)	346
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	0.196%		9,500	20	(187)	207
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2018	1.343%		4,000	(70)	(423)	353
MetLife, Inc.	BOA	1.000%	12/20/2015	1.063%		12,500	(18)	(698)	680
MetLife, Inc.	BOA	1.000%	03/20/2016	1.125%		2,600	(9)	(78)	69
MetLife, Inc.	BOA	1.000%	12/20/2017	1.556%		6,200	(161)	(243)	82
MetLife, Inc.	BOA	1.000%	06/20/2021	1.813%		25,000	(1,494)	(1,593)	99
MetLife, Inc.	BRC	1.000%	12/20/2017	1.556%		10,300	(267)	(388)	121
MetLife, Inc.	CBK	1.000%	03/20/2016	1.125%		3,400	(13)	(70)	57
MetLife, Inc.	CBK	1.000%	09/20/2016	1.297%		600	(6)	(18)	12
MetLife, Inc.	DUB	1.000%	12/20/2014	0.730%		15,000	85	(840)	925
MetLife, Inc.	DUB	1.000%	03/20/2016	1.125%		1,600	(6)	(39)	33
MetLife, Inc.	DUB	5.000%	09/20/2019	1.720%		1,100	224	134	90
MetLife, Inc.	FBF	1.000%	09/20/2017	1.517%		20,000	(460)	(1,708)	1,248
MetLife, Inc.	GST	1.000%	03/20/2015	0.788%		2,100	10	(118)	128
MetLife, Inc.	GST	1.000%	12/20/2015	1.063%		16,600	(25)	(758)	733
MetLife, Inc.	JPM	1.000%	12/20/2015	1.063%		4,300	(6)	(192)	186
MetLife, Inc.	JPM	1.000%	03/20/2016	1.125%		1,400	(5)	(33)	28
MetLife, Inc.	UAG	1.000%	12/20/2015	1.063%		7,500	(11)	(370)	359
Mexico Government International Bond	BOA	1.000%	06/20/2016	0.669%		7,100	84	7	77
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.892%		21,200	114	(287)	401
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.551%		3,800	48	(48)	96
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.588%		4,200	53	(66)	119
Mexico Government International Bond	BRC	1.000%	09/20/2022	1.342%		10,700	(314)	(501)	187
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.669%		9,400	111	(31)	142
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.892%		7,600	41	(109)	150
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.427%		2,500	29	(49)	78
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.551%		6,000	76	(60)	136
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.669%		6,000	71	0	71
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.840%		9,500	70	(47)	117
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.892%		23,200	124	(278)	402
Mexico Government International Bond	DUB	1.000%	09/20/2022	1.342%		10,100	(297)	(461)	164
Mexico Government International Bond	FBF	1.000%	09/20/2017	0.892%		5,200	28	(78)	106
Mexico Government International Bond	GST	1.000%	09/20/2017	0.892%		8,400	45	(125)	170
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.619%		23,000	289	(76)	365
Mexico Government International Bond	HUS	1.000%	06/20/2016	0.669%		6,000	71	6	65
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.892%		5,500	29	(78)	107
Mexico Government International Bond	JPM	1.000%	06/20/2015	0.506%		800	10	0	10
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.669%		19,000	224	(9)	233
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.892%		24,500	131	(254)	385
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.619%		27,000	339	(89)	428
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.840%		10,000	74	(42)	116
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.840%		500	4	(2)	6
Morgan Stanley	BPS	1.000%	03/20/2013	0.393%		12,200	20	(224)	244
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.153%		800	35	0	35
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.209%		2,000	(31)	(88)	57
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.543%		7,000	9	(2)	11
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	0.711%		8,800	28	(27)	55
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.088%		1,900	(4)	(61)	57
Pfizer, Inc.	DUB	1.000%	09/20/2017	0.444%		7,700	203	116	87
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.552%		1,600	22	(4)	26
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.552%		5,000	68	(37)	105
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.552%		3,100	42	(11)	53
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.552%		2,500	34	(18)	52
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.437%		4,500	(92)	(123)	31
Prudential Financial, Inc.	FBF	1.000%	09/20/2017	1.397%		20,000	(353)	(1,267)	914
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.421%		1,900	30	(4)	34
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.486%		100	2	1	1
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.486%		3,000	54	20	34
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.486%		3,700	67	25	42
Russia Government International Bond	CBK	1.000%	06/20/2015	0.654%		9,500	85	(135)	220
Russia Government International Bond	CBK	1.000%	03/20/2016	0.839%		21,900	121	(236)	357
Russia Government International Bond	DUB	1.000%	03/20/2013	0.235%		4,000	9	5	4
Russia Government International Bond	GST	1.000%	09/20/2017	1.233%		12,100	(125)	(688)	563
Russia Government International Bond	HUS	1.000%	03/20/2016	0.839%		14,600	80	(199)	279
Russia Government International Bond	HUS	1.000%	09/20/2017	1.233%		5,400	(56)	(303)	247
Russia Government International Bond	JPM	1.000%	09/20/2017	1.233%		19,500	(201)	(998)	797
Russia Government International Bond	MYC	1.000%	12/20/2014	0.530%		1,500	14	(56)	70
Russia Government International Bond	MYC	1.000%	06/20/2016	0.915%		10,100	33	(136)	169
Russia Government International Bond	RYL	1.000%	03/20/2016	0.839%		22,000	122	(227)	349
Russia Government International Bond	UAG	1.000%	06/20/2015	0.654%		10,000	89	(152)	241
Russia Government International Bond	UAG	1.000%	06/20/2016	0.915%		9,000	29	(117)	146
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.056%		300	(1)	(16)	15
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.056%		400	(1)	(21)	20
Shell International Finance BV	BOA	1.000%	03/20/2017	0.382%		100	2	1	1
Shell International Finance BV	FBF	1.000%	09/20/2016	0.331%		300	8	6	2
SLM Corp.	BOA	5.000%	03/20/2016	2.338%		1,100	93	(10)	103
SLM Corp.	GST	5.000%	12/20/2016	2.808%		2,200	183	(86)	269
Spain Government International Bond	DUB	1.000%	12/20/2015	2.350%		4,400	(167)	(260)	93
Teck Resources Ltd.	BRC	1.000%	12/20/2015	0.869%		3,600	15	(54)	69
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.107%		1,500	(5)	(32)	27
Telecom Italia SpA	FBF	1.000%	12/20/2015	1.554%	EUR	3,600	(75)	(184)	109
Telecom Italia SpA	HUS	1.000%	09/20/2015	1.422%		5,000	(72)	(235)	163
Telecom Italia SpA	JPM	1.000%	12/20/2015	1.554%		8,600	(180)	(577)	397
Tesco PLC	HUS	1.000%	03/20/2016	0.510%		$4,100	66	52	14
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.728%		2,000	19	(5)	24
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.728%		7,900	77	(33)	110
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.728%		11,000	107	(65)	172
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.614%		400	6	(18)	24
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.001%	EUR	3,600	1	(90)	91
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	1.001%		5,500	2	(134)	136

							$9,934	$(24,089)	$34,023

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016	$4,460	$47	$9	$38
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016	28,600	299	111	188
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017	4,600	33	(14)	47
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017	4,500	32	(14)	46
CDX.IG-18 5-Year Index	GST	1.000%	06/20/2017	11,200	80	(100)	180
CDX.IG-18 5-Year Index	UAG	1.000%	06/20/2017	42,170	298	10	288
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	8,500	(213)	(342)	129
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017	113,400	293	185	108
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	52,600	(1,125)	(1,165)	40
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017	32,300	(691)	(832)	141

					$(947)	$(2,152)	$1,205

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	687,400	$3,332	$(274)	$3,606
Pay	1-Year BRL-CDI	8.125%	01/02/2015	JPM		500	3	2	1
Pay	1-Year BRL-CDI	8.190%	01/02/2015	JPM		243,400	1,345	47	1,298
Pay	1-Year BRL-CDI	8.240%	01/02/2015	BPS		530,000	3,176	224	2,952
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		597,300	3,699	159	3,540
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		325,200	2,031	166	1,865
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		556,200	4,383	1,468	2,915
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		586,000	5,757	2,818	2,939
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		78,900	1,813	33	1,780
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		4,000	91	13	78
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	273,200	(130)	0	(130)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		140,000	(32)	21	(53)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	GLM		196,000	284	133	151
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		87,300	126	41	85
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	BRC		125,000	162	57	105
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	FBF		50,000	64	7	57
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	JPM		300,000	389	(6)	395
Pay	3-Month ZAR-JIBAR	5.950%	10/09/2017	GST		125,000	169	63	106
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	BRC		101,300	69	(49)	118
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	HUS		450,000	306	(553)	859
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	JPM		50,400	35	(66)	101
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	42,500	3,504	(263)	3,767
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		12,600	1,306	209	1,097
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		19,500	2,021	99	1,922
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		32,200	3,337	391	2,946
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		29,200	3,027	93	2,934
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,264,200	1,392	116	1,276
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		165,000	182	191	(9)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		272,500	300	(24)	324
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		2,173,000	2,393	20	2,373
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	JPM		114,100	125	(7)	132
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		240,200	265	113	152
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		225,000	(279)	(163)	(116)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		291,000	1,488	315	1,173
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		229,000	1,172	207	965
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		62,000	318	38	280
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		336,000	1,719	267	1,452
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,048,900	10,087	2,219	7,868
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		8,500	82	15	67
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		204,600	1,967	569	1,398
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		812,200	4,680	329	4,351
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		288,000	1,660	399	1,261
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		420,400	2,412	625	1,787
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		244,300	1,402	275	1,127
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		445,300	2,554	598	1,956
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		178,000	1,021	277	744

							$75,207	$11,212	$63,995

(l)	Purchased options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$134,100	$10,630	$10,609

(m)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$335,700	$1,188	$(1,455)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	335,700	1,188	(45)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	3,810,700	2,686	(3,105)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013	3,810,700	2,686	(156)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	31,200	72	(27)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	31,200	83	(10)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	87,800	1,036	(3,425)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	87,800	1,651	(5)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	82,400	197	(72)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	82,400	197	(26)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	439,900	5,208	(17,163)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	439,900	8,305	(25)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	563,200	10,588	(8,824)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	31,200	69	(27)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	31,200	80	(10)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	31,200	72	(27)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	31,200	81	(10)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	51,400	725	(2,005)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	51,400	853	(3)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	100,000	236	(88)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	100,000	236	(31)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	40,000	88	(35)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	40,000	103	(13)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013	27,600	83	(61)

							$37,711	$(36,648)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$(41)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	(39)

						$431	$(80)

(n)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,739	$1,947	0.01%

(o)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	1,233		$1,302	BRC	$22	$0	$22
01/2013		52,600		54,352	JPM	0	(243)	(243)
01/2013		1,074		1,119	MSC	4	0	4
01/2013	EUR	273,356		352,605	BOA	0	(8,211)	(8,211)
01/2013		176,283		228,293	BPS	0	(4,392)	(4,392)
01/2013		3,921		5,073	BRC	0	(102)	(102)
01/2013		339,456		441,439	FBF	0	(6,627)	(6,627)
01/2013		4,254		5,527	UAG	0	(88)	(88)
01/2013		$105	AUD	102	HUS	0	0	0
01/2013		6,451		6,138	UAG	0	(80)	(80)
01/2013		527,711	EUR	398,122	BOA	0	(2,209)	(2,209)
01/2013		261,644		198,215	BRC	0	(10)	(10)
01/2013		798		606	FBF	2	0	2
01/2013		266,524		200,749	JPM	0	(1,546)	(1,546)
01/2013		545		421	RBC	11	0	11
01/2013		450	ZAR	3,960	RBC	16	0	16
01/2013	ZAR	700		$80	DUB	0	(2)	(2)
02/2013	BRL	19,870		9,625	HUS	0	(39)	(39)
02/2013	EUR	398,122		527,884	BOA	2,239	0	2,239
02/2013		198,215		261,728	BRC	23	0	23
02/2013		200,749		266,607	JPM	1,556	0	1,556
02/2013		$1,875	BRL	3,858	HUS	2	0	2
02/2013		462		949	JPM	0	0	0
02/2013		2,034	EUR	1,535	HUS	0	(7)	(7)
02/2013		29	HKD	225	JPM	0	0	0
03/2013	CAD	2,045		$2,072	RYL	19	0	19
03/2013	GBP	48,930		78,384	JPM	0	(1,083)	(1,083)
03/2013		1,417		2,283	RYL	0	(18)	(18)
03/2013		$900	CAD	889	CBK	0	(8)	(8)
03/2013		1,014	GBP	630	DUB	9	0	9
04/2013	MXN	9,391		$700	FBF	0	(20)	(20)
04/2013		16,520		1,266	JPM	0	(2)	(2)
04/2013		11,575		900	MSC	12	0	12
04/2013		$164	MXN	2,155	DUB	1	0	1
04/2013		493		6,381	HUS	1	(4)	(3)
04/2013		322		4,220	JPM	1	0	1
04/2013		1,091		14,365	MSC	11	0	11
04/2013		1,150		15,183	UAG	14	0	14

						$3,943	$(24,691)	$(20,748)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$3,148	$0	$3,148
Corporate Bonds & Notes
Banking & Finance	0	3,492,933	10,450	3,503,383
Industrials	0	5,124,816	140,837	5,265,653
Utilities	0	1,618,095	7,422	1,625,517
Municipal Bonds & Notes
Arizona	0	3,512	0	3,512
California	0	551,569	0	551,569
Colorado	0	118	0	118
District of Columbia	0	4,864	0	4,864
Florida	0	8,760	0	8,760
Georgia	0	10,878	0	10,878
Illinois	0	8,272	0	8,272
Indiana	0	6,334	0	6,334
Iowa	0	4,900	0	4,900
Louisiana	0	114	0	114
Massachusetts	0	12,093	0	12,093
Mississippi	0	4,281	0	4,281
New Jersey	0	56,515	0	56,515
New York	0	309,924	0	309,924
North Carolina	0	3,481	0	3,481
Ohio	0	136,575	0	136,575
Pennsylvania	0	27,462	0	27,462
Tennessee	0	16,006	0	16,006
Texas	0	138,753	0	138,753
Washington	0	13,015	0	13,015
Wisconsin	0	4,130	0	4,130
U.S. Government Agencies	0	2,397	0	2,397
U.S. Treasury Obligations	0	1,477,978	0	1,477,978
Mortgage-Backed Securities	0	67,748	0	67,748
Asset-Backed Securities	0	25,952	0	25,952
Sovereign Issues	0	1,069,448	0	1,069,448
Convertible Preferred Securities
Banking & Finance	0	245	0	245
Preferred Securities
Banking & Finance	15,914	0	0	15,914
Short-Term Instruments
Certificates of Deposit	0	3,493	0	3,493
Repurchase Agreements	0	38,700	0	38,700
U.S. Treasury Bills	0	30,837	0	30,837
Central Funds Used for Cash Management Purposes	229,114	0	0	229,114
Purchased Options
Interest Rate Contracts	0	10,609	0	10,609
	$245,028	$14,287,955	$158,709	$14,691,692

Financial Derivative Instruments - Assets
Credit Contracts	0	40,083	0	40,083
Foreign Exchange Contracts	0	3,943	0	3,943
Interest Rate Contracts	1,231	67,160	0	68,391
	$1,231	$111,186	$0	$112,417

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,823)	0	(2,823)
Foreign Exchange Contracts	0	(24,691)	0	(24,691)
Interest Rate Contracts	0	(43,952)	(80)	(44,032)

	$0	$(71,466)	$(80)	$(71,546)

Totals	$246,259	$14,327,675	$158,629	$14,732,563

(ii) There were assets and liabilities valued at $323 transferred from Level 1 to Level 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$10,079	$0	$(2)	$0	$373	$0	$0	$10,450	$373
Industrials	161,096	1,751	(10,487)	(406)	(342)	1,511	0	(12,286)	140,837	1,150
Utilities	0	7,618	0	(2)	0	(194)	0	0	7,422	(194)
Purchased Options
Interest Rate Contracts	10,209	0	(10,057)	0	(984)	832	0	0	0	0

	$171,305	$19,448	$(20,544)	$(410)	$(1,326)	$2,522	$0	$(12,286)	$158,709	$1,329
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(69)	$0	$0	$0	$0	$(11)	$0	$0	$(80)	$(11)

Totals	$171,236	$19,448	$(20,544)	$(410)	$(1,326)	$2,511	$0	$(12,286)	$158,629	$1,318

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$10,450	Third Party Vendor	Broker Quote	104.50
Industrials	140,837	Third Party Vendor	Broker Quote	102.25 - 115.75
Utilities	7,422	Third Party Vendor	Broker Quote	104.20
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(80)	Indicative Market Quotations	Broker Quote	0.19 - 0.20

Total	$158,629

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 9.6%
American International Group, Inc.
4.250% due 05/15/2013	$300	$304
Banco do Brasil S.A.
3.875% due 10/10/2022	400	404
Bank of America Corp.
7.625% due 06/01/2019	1,400	1,793
Bank of America N.A.
0.588% due 06/15/2016	500	478
Citigroup, Inc.
1.160% due 02/15/2013	2,300	2,300
4.500% due 01/14/2022	1,100	1,228
5.500% due 10/15/2014	250	268
Export-Import Bank of Korea
1.250% due 11/20/2015	200	201
4.375% due 09/15/2021	700	776
5.000% due 04/11/2022	1,700	1,973
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	2,500	2,532
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	1,000	1,003
JPMorgan Chase & Co.
1.058% due 05/02/2014	1,300	1,310
3.150% due 07/05/2016	500	530
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	237
Merrill Lynch & Co., Inc.
6.875% due 11/15/2018	1,600	1,960
Morgan Stanley
5.375% due 10/15/2015	1,400	1,523
6.000% due 04/28/2015	400	436
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	105
5.000% due 07/21/2020	2,300	2,697
Waha Aerospace BV
3.925% due 07/28/2020	2,400	2,607

		24,665

INDUSTRIALS 1.2%
Altria Group, Inc.
10.200% due 02/06/2039	300	502
Caterpillar, Inc.
0.482% due 05/21/2013	800	801
EOG Resources, Inc.
1.063% due 02/03/2014	700	705
Hewlett-Packard Co.
0.592% due 05/24/2013	900	897
Southwestern Energy Co.
4.100% due 03/15/2022	100	108
7.500% due 02/01/2018	100	123

		3,136

UTILITIES 0.6%
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,472

Total Corporate Bonds & Notes (Cost $28,551)		29,273

MUNICIPAL BONDS & NOTES 1.0%
WASHINGTON 1.0%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,588

Total Municipal Bonds & Notes (Cost $2,500)		2,588

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
4.500% due 01/01/2043	8,000	8,644
5.500% due 09/01/2040 - 09/01/2041	17,086	18,570

Freddie Mac
1.360% due 10/25/2044	759	759

Total U.S. Government Agencies (Cost $28,092)		27,973

U.S. TREASURY OBLIGATIONS 34.5%
U.S. Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027	3,326	4,588
2.500% due 01/15/2029	5,064	7,221
3.875% due 04/15/2029	633	1,050
U.S. Treasury Notes
0.125% due 08/31/2013	13,300	13,299
0.125% due 09/30/2013	13,500	13,498
0.250% due 08/31/2014	12,900	12,905
0.500% due 10/15/2013	10,000	10,027
0.625% due 09/30/2017	13,100	13,073
1.000% due 08/31/2019	5,000	4,968
1.625% due 08/15/2022	3,600	3,573
1.625% due 11/15/2022	2,200	2,174
3.375% due 06/30/2013	2,300	2,337

Total U.S. Treasury Obligations (Cost $88,507)		88,713

ASSET-BACKED SECURITIES 4.4%
Chase Issuance Trust
1.808% due 09/15/2015	2,700	2,729
Nelnet Student Loan Trust
1.015% due 07/25/2018	601	603
SLM Student Loan Trust
0.315% due 07/25/2017	440	439
0.508% due 03/15/2019	2,099	2,098
0.910% due 01/25/2029	1,749	1,774
1.415% due 10/25/2016	593	597
1.815% due 04/25/2023	2,236	2,333
South Carolina Student Loan Corp.
1.061% due 03/02/2020	800	805

Total Asset-Backed Securities (Cost $11,336)		11,378

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,532

Total Sovereign Issues (Cost $2,501)		2,532

SHORT-TERM INSTRUMENTS 39.9%
REPURCHASE AGREEMENTS 0.7%
JPMorgan Securities, Inc.
0.250% due 01/02/2013	1,300	1,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.875% due 08/31/2017 valued at $1,328. Repurchase proceeds are $1,300.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	585	585
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $599. Repurchase proceeds are $585.)

		1,885

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.183% due 05/08/2013 - 05/10/2013	1,100	1,100
Freddie Mac
0.162% due 04/24/2013	100	100

		1,200

U.S. TREASURY BILLS 12.9%
0.173% due 04/04/2013 - 11/14/2013 (a)(d)	33,204	33,172

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 25.9%
PIMCO Short-Term Floating NAV Portfolio	6,649,257	66,539

Total Short-Term Instruments (Cost $102,883)		102,796

Total Investments 103.1% (Cost $264,370)		$265,253
Other Assets and Liabilities (Net) (3.1%)		(8,019)

Net Assets 100.0%		$257,234

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $138 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$1,200	$73	$50

(e)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized Appreciation
Brazil Government International Bond	DUB	1.000%	09/20/2022	1.451%	$400	$(15)	$(23)	$8
Brazil Government International Bond	HUS	1.000%	09/20/2022	1.451%	500	(19)	(30)	11
Dell, Inc.	GST	1.000%	12/20/2017	2.226%	500	(29)	(38)	9

						$(63)	$(91)	$28

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	GLM	$7,800	$13	$2	$11

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$24,665	$0	$24,665
Industrials	0	3,136	0	3,136
Utilities	0	1,472	0	1,472
Municipal Bonds & Notes
Washington	0	2,588	0	2,588
U.S. Government Agencies	0	27,973	0	27,973
U.S. Treasury Obligations	0	88,713	0	88,713
Asset-Backed Securities	0	11,378	0	11,378
Sovereign Issues	0	2,532	0	2,532
Short-Term Instruments
Repurchase Agreements	0	1,885	0	1,885
Short-Term Notes	0	1,200	0	1,200
U.S. Treasury Bills	0	33,172	0	33,172
Central Funds Used for Cash Management Purposes	66,539	0	0	66,539
	$66,539	$198,714	$0	$265,253

Financial Derivative Instruments - Assets
Credit Contracts	0	28	0	28
Interest Rate Contracts	0	61	0	61

	$0	$89	$0	$89

Totals	$66,539	$198,803	$0	$265,342

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 17.9%
BANKING & FINANCE 8.5%
Bank of America Corp.
3.625% due 03/17/2016	$1,700	$1,802
Citigroup, Inc.
4.587% due 12/15/2015	1,700	1,857
Export-Import Bank of Korea
4.375% due 09/15/2021	300	333
5.000% due 04/11/2022	900	1,045
Fidelity National Financial, Inc.
5.500% due 09/01/2022	1,100	1,219
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	1,200	1,215
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,200	1,422
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,835

		10,728

INDUSTRIALS 9.4%
ADT Corp.
3.500% due 07/15/2022	1,200	1,168
Altria Group, Inc.
10.200% due 02/06/2039	500	837
American Airlines Pass-Through Trust
5.250% due 07/31/2022	474	498
Amgen, Inc.
3.875% due 11/15/2021	1,100	1,209
Celgene Corp.
1.900% due 08/15/2017	1,200	1,222
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	600	632
General Electric Co.
2.700% due 10/09/2022	1,200	1,224
Google, Inc.
3.625% due 05/19/2021	1,200	1,336
Southwestern Energy Co.
4.100% due 03/15/2022	100	108
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	1,000	1,090
Verisk Analytics, Inc.
4.125% due 09/12/2022	1,200	1,230
Walgreen Co.
1.800% due 09/15/2017	1,200	1,208

		11,762

Total Corporate Bonds & Notes (Cost $22,013)		22,490

MUNICIPAL BONDS & NOTES 1.5%
NEW YORK 0.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	500	646

WASHINGTON 1.0%
Energy Northwest, Washington Revenue Notes, Series 2012
2.147% due 07/01/2018	1,200	1,247

Total Municipal Bonds & Notes (Cost $1,845)		1,893

U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
4.500% due 01/01/2043	9,000	9,724
5.500% due 09/01/2038 - 09/01/2041	17,078	18,561

Total U.S. Government Agencies (Cost $28,408)		28,285

U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	442	572
2.375% due 01/15/2025	859	1,160
2.375% due 01/15/2027	539	744
3.875% due 04/15/2029	2,111	3,499

U.S. Treasury Notes
0.625% due 09/30/2017	5,800	5,788
1.000% due 08/31/2019	2,500	2,484
1.625% due 11/15/2022	100	99
1.750% due 05/15/2022	23,181	23,358

Total U.S. Treasury Obligations (Cost $38,094)		37,704

SHORT-TERM INSTRUMENTS 35.3%
REPURCHASE AGREEMENTS 26.6%
Credit Suisse Securities (USA) LLC
0.230% due 01/02/2013	15,000	15,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $15,342. Repurchase proceeds are $15,000.)
JPMorgan Securities, Inc.
0.250% due 01/02/2013	18,100	18,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% - 1.875% due 06/30/2016 - 08/31/2017 valued at $18,499. Repurchase proceeds are $18,100.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	317	317
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $325. Repurchase proceeds are $317.)

		33,417

SHORT-TERM NOTES 1.0%
Appalachian Power Co.
0.685% due 08/16/2013	1,200	1,202

U.S. TREASURY BILLS 7.7%
0.141% due 05/09/2013	9,700	9,697

Total Short-Term Instruments (Cost $44,312)		44,316

Total Investments 107.3% (Cost $134,672)		$134,688
Other Assets and Liabilities (Net) (7.3%)		(9,216)

Net Assets 100.0%		$125,472

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized Appreciation
Dell, Inc.	GST	1.000%	12/20/2017	2.226%	$200	$(11)	$(15)	$4

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017	$1,900	$18	$(6)	$24
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017	4,100	21	7	14

					$39	$1	$38

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$10,728	$0	$10,728
Industrials	0	9,542	2,220	11,762
Municipal Bonds & Notes
New York	0	646	0	646
Washington	0	1,247	0	1,247
U.S. Government Agencies	0	28,285	0	28,285
U.S. Treasury Obligations	0	37,704	0	37,704
Short-Term Instruments
Repurchase Agreements	0	33,417	0	33,417
Short-Term Notes	0	1,202	0	1,202
U.S. Treasury Bills	0	9,697	0	9,697
	$0	$132,468	$2,220	$134,688

Financial Derivative Instruments - Assets
Credit Contracts	$0	$42	$0	$42

Totals	$0	$132,510	$2,220	$134,730

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 07/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$2,151	$0	$(2)	$0	$71	$0	$0	$2,220	$71

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$2,220	Third Party Vendor	Broker Quote	105.13 - 109.00

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,682	$1,973

Total Corporate Bonds & Notes (Cost $1,682)		1,973

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,099

Total Municipal Bonds & Notes (Cost $1,490)		1,099

U.S. GOVERNMENT AGENCIES 116.2%
Fannie Mae
0.000% due 08/25/2022 (b)	8	7
0.268% due 12/25/2036	1,232	1,178
0.270% due 07/25/2037	3,295	3,168
0.348% due 04/25/2035	1,268	1,254
0.360% due 10/25/2035	4,372	4,286
0.410% due 03/25/2035 - 10/27/2037	47,491	47,278
0.430% due 07/25/2032 - 09/26/2033	381	374
0.460% due 02/25/2037 - 05/25/2037	4,406	4,418
0.470% due 06/25/2032	4	4
0.490% due 10/25/2033	1	1
0.510% due 12/25/2028	32	33
0.570% due 02/25/2033	37	36
0.609% due 04/18/2028	73	73
0.610% due 06/25/2029 - 06/25/2032	868	866
0.620% due 04/25/2036	992	1,001
0.655% due 02/25/2037	3,861	3,894
0.659% due 10/18/2030	60	61
0.660% due 04/25/2034	4,450	4,482
0.680% due 12/25/2040	27,307	27,542
0.690% due 12/25/2040	86,423	87,257
0.710% due 03/25/2017 - 01/25/2041	214,923	216,880
0.719% due 09/18/2027	146	147
0.769% due 06/25/2018	2	2
0.790% due 08/25/2037 - 06/25/2041	22,879	23,097
0.810% due 05/25/2036	128	128
0.860% due 09/25/2023	73	74
1.110% due 04/25/2032 - 04/25/2037	18,446	18,673
1.319% due 05/25/2023	38	38
1.360% due 08/01/2042 - 10/01/2044	4,394	4,468
1.366% due 10/01/2044	429	442
1.376% due 03/01/2035	504	518
1.519% due 11/25/2021	21	22
1.560% due 10/01/2030 - 12/01/2040	604	625
1.625% due 06/01/2017 - 08/01/2017	51	51
1.770% due 07/01/2030	24	25
1.953% due 06/01/2023	24	24
2.026% due 11/01/2035	733	769
2.077% due 02/01/2035	847	894
2.127% due 05/01/2030	60	63
2.139% due 01/01/2030	35	36
2.151% due 03/01/2035	149	156
2.170% due 06/01/2019	4	4
2.180% due 04/01/2022	51	54
2.200% due 11/01/2026	97	103
2.202% due 03/01/2025	16	16
2.223% due 02/01/2026	10	10
2.230% due 04/01/2030	7	7
2.245% due 11/01/2025	46	49
2.250% due 06/01/2026	8	8
2.253% due 08/01/2029	60	63
2.265% due 05/01/2029	16	16
2.277% due 07/01/2032	68	69
2.280% due 07/01/2017 - 11/01/2017	4	4
2.285% due 09/01/2035	724	769
2.288% due 10/01/2016 - 10/01/2031	77	77
2.298% due 04/01/2030	16	16
2.299% due 12/01/2031	13	14
2.300% due 03/01/2024	28	28
2.301% due 02/01/2027	53	57

2.302% due 06/01/2035	79	83
2.310% due 03/01/2017	1	1
2.319% due 11/01/2019 - 10/01/2023	27	27
2.330% due 04/01/2030	49	49
2.337% due 11/01/2025	121	130
2.355% due 10/01/2028	19	20
2.361% due 05/01/2026 - 09/01/2031	50	53
2.373% due 11/01/2017	7	8
2.374% due 02/01/2021	50	50
2.375% due 07/01/2017 - 05/01/2027	173	179
2.385% due 06/01/2035	4,911	5,230
2.391% due 06/01/2032	273	290
2.395% due 09/01/2028 - 04/01/2032	7	7
2.400% due 03/01/2030 - 05/01/2030	316	325
2.402% due 09/01/2030	21	23
2.413% due 07/01/2027	20	20
2.425% due 07/01/2024	3	3
2.454% due 11/01/2035	31	32
2.463% due 06/01/2030	97	103
2.475% due 03/01/2018	4	4
2.479% due 04/01/2019 - 10/01/2035	173	184
2.480% due 05/01/2035	218	230
2.500% due 01/01/2027 - 04/01/2033	66,184	69,284
2.511% due 01/01/2035	411	436
2.520% due 06/01/2029 - 09/01/2030	46	45
2.550% due 09/01/2035	1,908	2,025
2.554% due 08/01/2024	1	1
2.569% due 05/01/2036	182	193
2.584% due 02/01/2034	241	257
2.610% due 12/01/2029	4	4
2.625% due 08/01/2023 - 12/01/2023	41	44
2.639% due 09/01/2017	124	128
2.642% due 07/01/2035	409	435
2.655% due 12/01/2035	75	78
2.656% due 12/01/2027	27	29
2.686% due 02/01/2015	13	13
2.701% due 07/01/2034	331	352
2.705% due 11/01/2031 - 07/01/2035	179	190
2.713% due 05/25/2035	516	547
2.718% due 02/01/2032	712	757
2.721% due 03/01/2035	323	342
2.723% due 08/01/2035	283	301
2.782% due 02/01/2035	152	162
2.832% due 10/01/2035	257	274
2.844% due 11/01/2017	3	3
2.935% due 09/01/2034	378	404
3.000% due 02/01/2026 - 01/01/2043	274,255	289,024
3.027% due 04/01/2035	143	153
3.073% due 02/01/2017	91	96
3.091% due 12/01/2017	81	84
3.095% due 02/01/2024	100	105
3.147% due 08/01/2029	32	33
3.209% due 05/01/2036	1,941	2,008
3.250% due 06/01/2017	3	3
3.403% due 09/01/2027	2	3
3.496% due 05/01/2036	21	21
3.500% due 05/01/2025 - 01/01/2043	394,217	419,399
3.548% due 08/01/2026	17	18
3.601% due 06/01/2029	9	9
3.730% due 10/01/2016	17	17
3.763% due 05/01/2036	15	15
3.887% due 05/01/2036	40	42
4.000% due 01/01/2018 - 02/01/2043	1,048,071	1,124,952
4.123% due 02/01/2026	40	42
4.195% due 02/01/2025	37	38
4.220% due 01/01/2026	5	5
4.288% due 11/01/2028	220	236
4.291% due 11/01/2028	441	474
4.305% due 04/01/2020	78	78
4.343% due 08/01/2028	153	164
4.384% due 02/01/2031	103	104
4.392% due 02/01/2028	184	198
4.500% due 03/01/2017 - 01/01/2043	576,557	626,748
4.506% due 01/01/2028	8	9
4.612% due 09/01/2034	82	89
4.640% due 02/01/2031	346	359
4.772% due 11/01/2035	2,448	2,622
4.776% due 09/01/2035	80	85
4.875% due 05/01/2019	9	10
4.953% due 01/01/2029	19	20
4.976% due 07/01/2024	5	5
4.997% due 01/01/2024	4	4
5.000% due 07/01/2018 - 01/01/2043	293,402	319,025
5.004% due 05/01/2035	695	746
5.030% due 02/01/2030	286	310
5.090% due 12/01/2030	352	368

5.224% due 12/01/2035	253	273
5.335% due 11/01/2035	230	248
5.483% due 02/01/2031	132	143
5.500% due 01/01/2017 - 02/01/2043	468,841	513,143
5.506% due 09/01/2020	10	10
5.647% due 02/01/2036	229	249
5.700% due 08/01/2018	300	321
6.000% due 03/25/2017 - 01/01/2043	302,815	333,654
6.250% due 12/25/2013	88	90
6.290% due 02/25/2029	1,500	1,691
6.300% due 06/25/2031 - 10/17/2038	5,915	7,203
6.410% due 08/01/2016	837	859
6.500% due 07/01/2013 - 05/01/2040	79,092	89,865
6.589% due 10/25/2031	18	20
6.703% due 08/01/2028	1,233	1,416
6.850% due 12/18/2027	807	935
6.875% due 02/01/2018	46	47
7.000% due 04/01/2013 - 06/01/2037	1,615	1,860
7.013% due 01/01/2030	217	227
7.491% due 08/01/2014	2	2
7.500% due 03/25/2023 - 07/25/2041	1,971	2,310
7.730% due 01/01/2025	826	910
7.800% due 10/25/2022 - 06/25/2026	83	96
8.000% due 06/01/2015 - 05/01/2032	67	81
8.200% due 04/25/2025	12	13
8.500% due 11/01/2017	50	55
8.703% due 06/25/2032	86	86
8.750% due 11/25/2019 - 06/25/2021	100	116
9.000% due 03/25/2021 - 11/01/2025	64	75
9.000% due 05/25/2022 - 06/25/2022 (a)	28	6
9.500% due 11/25/2020 - 04/01/2025	229	260
510.000% due 09/25/2019 (a)	0	1
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.775% due 01/25/2013	711	704
8.342% due 04/25/2030	397	394
FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	4,142	4,147
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	116	114
6.896% due 07/01/2020	180	176
7.430% due 12/01/2018 ^	71	70
7.430% due 02/01/2020 - 05/01/2024	2,609	2,571
7.450% due 05/01/2021	775	764
Freddie Mac
0.359% due 07/15/2019 - 10/15/2020	1,520	1,522
0.409% due 03/15/2031	217	217
0.439% due 02/15/2019	2,480	2,487
0.450% due 07/25/2031	40	41
0.459% due 07/15/2034	56	56
0.460% due 05/25/2031	243	239
0.490% due 09/25/2031	267	248
0.509% due 05/15/2036	151	151
0.559% due 12/15/2029 - 12/15/2030	260	261
0.609% due 06/15/2018	1,227	1,233
0.659% due 08/15/2029 - 08/15/2032	18,045	18,217
0.679% due 11/15/2040	29,892	30,140
0.689% due 10/15/2040	72,760	73,342
0.700% due 03/15/2024 - 09/15/2026	401	404
0.709% due 02/15/2028 - 11/15/2040	138,192	139,557
0.749% due 10/15/2037	23,624	23,949
0.750% due 05/15/2023	1	1
0.759% due 03/15/2032 - 07/15/2041	2,771	2,794
0.789% due 07/15/2037	3,247	3,280
0.809% due 08/15/2035	4,420	4,468
1.159% due 04/15/2031	2,798	2,870
1.209% due 06/15/2031	192	197
1.384% due 11/25/2019 (a)	86,071	6,933
1.409% due 07/15/2027	1,060	1,066
1.535% due 07/25/2044	16,086	16,497
1.625% due 01/01/2017 - 10/01/2024	14	15
1.950% due 06/01/2030	1	1
2.100% due 10/01/2023	486	493
2.160% due 03/01/2033	180	187
2.200% due 09/01/2027 - 10/01/2027	22	22
2.210% due 04/01/2025	27	29
2.250% due 08/01/2029	26	28
2.252% due 06/01/2022	32	32
2.262% due 01/01/2028	60	64
2.265% due 10/01/2024	109	115
2.270% due 11/01/2027	130	139
2.272% due 10/01/2018	2	3
2.288% due 05/01/2017 - 09/01/2018	93	96
2.324% due 07/01/2030	127	133
2.325% due 09/01/2027 - 09/01/2028	61	62

2.330% due 06/01/2022	3	3
2.331% due 04/01/2031	4	5
2.332% due 04/01/2029	33	36
2.335% due 02/01/2029	190	202
2.336% due 06/01/2024	19	20
2.339% due 09/01/2026	175	184
2.344% due 07/01/2024	53	54
2.348% due 12/01/2032	92	98
2.355% due 11/01/2027	5	5
2.356% due 08/01/2031	13	14
2.371% due 07/01/2035	860	916
2.374% due 03/01/2032	66	70
2.375% due 09/01/2018 - 08/01/2031	3	4
2.376% due 11/01/2027	76	78
2.378% due 02/01/2031	12	12
2.388% due 08/01/2027	11	11
2.397% due 11/01/2029	1,117	1,196
2.403% due 10/01/2023	41	44
2.408% due 07/01/2028	302	323
2.422% due 06/01/2028	64	69
2.423% due 11/01/2031	2	2
2.443% due 12/01/2029	180	192
2.450% due 05/01/2019	9	9
2.460% due 12/01/2026 - 02/01/2029	134	141
2.468% due 07/01/2029	28	30
2.482% due 07/01/2027	45	49
2.491% due 05/01/2032	31	31
2.515% due 05/01/2032	196	196
2.520% due 04/01/2036	890	946
2.528% due 10/01/2024	82	88
2.530% due 05/01/2032	350	374
2.532% due 02/01/2027	367	393
2.533% due 07/01/2030	14	15
2.568% due 10/01/2027 - 08/01/2030	37	40
2.569% due 08/01/2018	34	36
2.589% due 12/01/2035	1,867	1,984
2.619% due 03/01/2027	6	6
2.640% due 02/01/2027	36	36
2.724% due 10/01/2035	508	544
2.749% due 10/01/2036	481	514
2.750% due 12/01/2018	2	2
2.756% due 03/01/2035	250	252
2.791% due 03/01/2033	73	74
2.881% due 09/01/2024	22	23
2.955% due 07/01/2019	46	47
2.975% due 05/01/2032	9	9
3.000% due 04/01/2019	14	14
3.035% due 11/01/2034	363	389
3.135% due 08/15/2032	684	715
3.500% due 12/15/2022 - 07/15/2032	68	69
3.581% due 03/01/2029	72	74
4.000% due 03/15/2023 - 01/01/2043	458,024	489,068
4.500% due 06/01/2018 - 01/01/2043	402,868	435,195
5.000% due 11/15/2017 - 01/01/2043	271,431	293,310
5.090% due 08/01/2035	438	471
5.500% due 11/01/2018 - 01/01/2043	250,677	271,475
6.000% due 03/01/2017 - 01/01/2043	48,464	53,121
6.250% due 12/15/2028	650	729
6.500% due 08/01/2016 - 10/25/2043	14,243	16,088
7.000% due 01/01/2015 - 12/01/2032	699	805
7.000% due 10/25/2023 (a)	56	12
7.400% due 02/01/2021	344	338
7.500% due 03/01/2022 - 01/15/2030	263	303
7.500% due 08/15/2029 (a)	13	3
7.645% due 05/01/2025	729	871
8.000% due 11/01/2013 - 09/01/2030	22	24
8.500% due 11/15/2018 - 08/01/2027	168	197
9.000% due 12/15/2020 - 02/15/2021	137	151
9.050% due 06/15/2019	28	31
9.500% due 12/15/2020 - 06/01/2021	171	171
9.500% due 11/01/2021 (a)	13	3
Ginnie Mae
0.409% due 05/16/2030 - 02/16/2032	388	391
0.509% due 12/16/2026 - 01/16/2031	500	505
0.561% due 06/20/2032	238	241
0.609% due 06/16/2031 - 03/16/2032	602	609
0.659% due 10/16/2030	20	21
0.709% due 02/16/2030 - 04/16/2032	433	439
0.759% due 12/16/2025	324	328
0.760% due 09/20/2061	46,091	46,739
0.809% due 02/16/2030	55	56
0.859% due 02/16/2030	46	47
1.161% due 03/20/2031	2,063	2,112
1.211% due 02/20/2031	1,282	1,297
1.238% due 01/20/2059	1,001	1,025
1.267% due 10/20/2058	887	909

1.271% due 08/20/2058	2,358	2,414
1.481% due 03/16/2051 (a)	24,468	1,544
1.625% due 01/20/2022 - 12/20/2032	5,695	5,897
1.750% due 04/20/2017 - 07/20/2035	35,111	36,622
2.000% due 06/20/2017 - 08/20/2030	3,018	3,141
2.125% due 01/20/2034	5,950	6,192
2.500% due 09/20/2017 - 09/20/2030	138,352	145,822
3.000% due 06/20/2018 - 02/01/2043	196,707	209,347
3.500% due 03/20/2016 - 02/01/2043	306,757	333,616
4.000% due 11/20/2018 - 01/01/2043	262,935	288,056
4.500% due 09/15/2033 - 02/01/2043	352,960	388,703
5.000% due 03/15/2033 - 01/01/2043	632,696	692,917
5.500% due 05/15/2031 - 01/01/2043	131,604	144,547
6.000% due 10/15/2023 - 01/01/2043	61,513	68,810
6.250% due 03/16/2029	1,602	1,723
6.500% due 10/15/2023 - 01/01/2043	25,276	28,951
6.962% due 03/16/2041	2,040	2,131
7.000% due 05/15/2023 - 02/16/2029	649	713
7.500% due 04/15/2017 - 11/15/2031	1,127	1,271
7.750% due 10/15/2025	17	17
8.000% due 12/15/2017 - 09/20/2031	3,129	3,358
8.500% due 06/15/2027 - 03/20/2031	786	883
9.000% due 04/15/2020 - 12/15/2030	62	64
9.500% due 12/15/2021	32	36
NCUA Guaranteed Notes
0.563% due 03/06/2020	5,861	5,862
0.683% due 11/05/2020	179,582	180,199
0.773% due 12/08/2020	75,506	75,883
Small Business Administration
5.370% due 04/01/2028	8,322	9,630
5.490% due 05/01/2028	10,253	11,888
5.870% due 05/01/2026 - 07/01/2028	7,953	9,220
6.220% due 12/01/2028	1,344	1,582
7.190% due 12/01/2019	73	81
7.220% due 11/01/2020	253	286
Vendee Mortgage Trust
6.500% due 03/15/2029	1,375	1,659
6.624% due 01/15/2030	467	562

Total U.S. Government Agencies (Cost $8,805,102)		8,915,579

MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust
3.111% due 09/25/2035	1,926	1,775
American Home Mortgage Assets LLC
0.400% due 10/25/2046	2,450	1,538
0.500% due 08/25/2037 ^	11,438	2,578
American Home Mortgage Investment Trust
0.450% due 05/25/2047 ^	1,449	92
2.526% due 02/25/2045	1,676	1,633
Banc of America Funding Corp.
0.501% due 05/20/2035	1,580	973
5.000% due 09/25/2019	486	503
5.753% due 10/25/2036 ^	3,283	2,595
5.837% due 01/25/2037	2,659	1,980
Banc of America Mortgage
5.500% due 11/25/2033	783	812
Banc of America Mortgage Trust
2.676% due 06/20/2031	210	207
2.998% due 07/25/2034	11	11
3.006% due 02/25/2036	1,152	968
3.123% due 07/25/2033	190	194
3.627% due 07/20/2032	47	39
6.500% due 10/25/2031	41	44
BCAP LLC Trust
0.710% due 01/26/2036	8,760	7,593
5.500% due 11/26/2035	19,000	19,438
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	338	341
2.320% due 08/25/2035	611	621
2.470% due 08/25/2033	1,657	1,649
2.494% due 08/25/2033	1,079	1,089
2.570% due 03/25/2035	1,116	1,129
2.831% due 11/25/2030	7	7
2.901% due 01/25/2034	6	6
2.959% due 02/25/2033	13	12
3.078% due 03/25/2035	322	325
3.108% due 04/25/2034	11	11
Bear Stearns Alt-A Trust
2.817% due 08/25/2036 ^	6,231	2,339
2.924% due 11/25/2036	1,280	858
2.960% due 05/25/2035	928	852
2.964% due 11/25/2036	1,136	736
4.749% due 11/25/2036 ^	569	429

Bear Stearns Commercial Mortgage Securities
5.715% due 06/11/2040	363	390
7.000% due 05/20/2030	1,491	1,700
Bear Stearns Mortgage Securities, Inc.
3.508% due 06/25/2030	10	10
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	2,681	1,532
Bella Vista Mortgage Trust
0.461% due 05/20/2045	725	523
CC Funding Corp.
0.390% due 05/25/2036	476	359
0.460% due 08/25/2035	920	731
0.707% due 01/25/2035	648	230
Citigroup Commercial Mortgage Trust
6.060% due 12/10/2049	5,600	5,700
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,518	1,509
2.600% due 05/25/2035	27	27
2.689% due 08/25/2035	1,739	943
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,389	2,037
Commercial Mortgage Acceptance Corp.
1.213% due 07/15/2031 (a)	1,236	37
Commercial Mortgage Pass-Through Certificates
2.365% due 07/10/2046 (a)	84,869	4,995
2.426% due 07/10/2046 (a)	56,168	4,572
4.867% due 05/10/2043	12,266	12,736
5.679% due 06/15/2039	3,500	4,050
Countrywide Alternative Loan Trust
0.380% due 01/25/2037 ^	743	545
0.400% due 11/25/2046	3,592	2,370
0.410% due 05/25/2036	686	475
0.411% due 07/20/2046 ^	1,435	710
0.420% due 05/25/2035	1,932	1,389
0.420% due 07/25/2046	3,239	2,422
0.421% due 03/20/2046	3,404	2,260
0.430% due 05/25/2035	361	250
0.440% due 08/25/2046	1,227	213
0.460% due 05/25/2035	522	202
0.460% due 09/25/2046	4,050	1,002
0.460% due 10/25/2046	1,834	587
0.470% due 07/25/2046 ^	2,638	659
0.480% due 05/25/2036 ^	1,256	235
0.490% due 12/25/2035	477	375
0.491% due 09/20/2046	8,339	1,425
0.550% due 10/25/2046	2,250	68
0.560% due 06/25/2037	955	20
0.560% due 06/25/2047 ^	314	48
0.580% due 11/25/2035 ^	711	102
0.630% due 12/25/2035	1,134	518
6.000% due 10/25/2032	60	63
6.250% due 11/25/2036 ^	2,764	2,303
Countrywide Home Loan Mortgage Pass-Through Trust
0.440% due 05/25/2035	1,991	1,571
0.500% due 04/25/2035	1,421	1,098
0.510% due 04/25/2046 ^	2,351	451
0.520% due 03/25/2035	3,143	2,341
0.530% due 03/25/2035	190	126
0.540% due 02/25/2035	1,222	1,120
0.550% due 02/25/2035	34	29
0.550% due 03/25/2036	1,098	458
0.560% due 02/25/2036	1,688	520
0.610% due 03/25/2035	777	93
0.750% due 02/25/2035	87	80
2.125% due 07/19/2031	8	8
2.293% due 09/25/2034	734	563
2.616% due 11/19/2033	21	22
3.026% due 08/25/2034	1,112	971
3.090% due 09/25/2047 ^	2,029	1,617
3.116% due 11/19/2033	30	29
5.174% due 02/20/2036 ^	1,269	1,068
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 06/25/2033	53	52
4.903% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
0.439% due 10/15/2021	994	970
5.093% due 07/26/2037	9,110	9,447
5.575% due 04/12/2049	1,622	1,686
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037	3,371	2,122
DBUBS Mortgage Trust
1.562% due 07/12/2044	7,007	7,215
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036	42	19
Deutsche Mortgage Securities, Inc.
1.462% due 06/28/2047	4,896	4,896

DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	13	13
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	2,026
8.970% due 09/18/2027	4,000	1,490
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	925	948
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	39	41
First Republic Mortgage Loan Trust
0.559% due 11/15/2031	4,578	4,549
1.168% due 11/15/2031	1,090	820
3.016% due 06/25/2030	3,117	3,207
Greenpoint Mortgage Funding Trust
0.410% due 10/25/2046	3,139	1,424
0.410% due 12/25/2046 ^	2,909	1,048
0.480% due 04/25/2036 ^	1,593	188
0.530% due 09/25/2046 ^	2,564	644
0.550% due 10/25/2046	3,442	1,022
Greenpoint Mortgage Pass-Through Certificates
3.168% due 10/25/2033	147	146
GS Mortgage Securities Corp.
1.731% due 03/06/2020	2,810	2,816
GSR Mortgage Loan Trust
0.470% due 08/25/2046	3,793	1,058
2.745% due 06/25/2034	84	83
2.960% due 04/25/2036	625	587
Harborview Mortgage Loan Trust
0.340% due 04/19/2038	882	656
0.401% due 07/21/2036	2,711	1,948
0.430% due 05/19/2047	1,368	664
0.460% due 09/19/2046 ^	1,151	150
2.529% due 11/19/2034	121	89
2.982% due 08/19/2034	3,908	3,544
3.103% due 07/19/2035	73	68
5.262% due 08/19/2036 ^	1,575	1,280
Homebanc Mortgage Trust
0.390% due 12/25/2036	705	545
1.070% due 08/25/2029	1,087	928
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	11	10
Indymac Index Mortgage Loan Trust
0.410% due 11/25/2046	3,642	1,640
0.420% due 05/25/2046	2,104	1,567
0.450% due 04/25/2035	186	156
0.450% due 07/25/2035	2,013	1,651
0.460% due 02/25/2037	2,450	811
0.510% due 06/25/2037 ^	742	303
0.530% due 02/25/2035	429	374
2.515% due 01/25/2036	3	2
2.651% due 12/25/2034	21	18
3.047% due 01/25/2036	2,716	2,144
4.893% due 08/25/2035 ^	2,307	1,857
Indymac Mortgage Loan Trust
0.510% due 11/25/2035 ^	305	145
JPMorgan Alternative Loan Trust
0.710% due 06/27/2037	21,977	17,097
JPMorgan Chase Commercial Mortgage Securities Corp.
0.584% due 07/15/2019	14,884	14,502
2.165% due 06/15/2043 (a)	21,497	1,212
4.853% due 03/15/2046	4,973	5,135
5.305% due 01/15/2049	13,525	13,594
JPMorgan Mortgage Trust
3.069% due 10/25/2035	3,600	3,517
LB Mortgage Trust
8.534% due 01/20/2017	554	554
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	1,183	1,184
Luminent Mortgage Trust
0.390% due 12/25/2036	3,649	2,457
0.410% due 10/25/2046	3,034	2,389
MASTR Adjustable Rate Mortgages Trust
0.450% due 05/25/2037	1,127	713
0.510% due 05/25/2047 ^	3,814	1,318
0.550% due 05/25/2047 ^	3,234	791
MASTR Asset Securitization Trust
5.000% due 12/25/2019	408	422
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	204	208
MASTR Seasoned Securities Trust
2.624% due 10/25/2032	610	606
6.217% due 09/25/2017	654	683
Mellon Residential Funding Corp.
0.649% due 12/15/2030	1,337	1,336
0.689% due 06/15/2030	1,141	1,131
0.909% due 11/15/2031	1,221	1,205

1.089% due 11/15/2031	149	121
Merrill Lynch Alternative Note Asset
0.510% due 03/25/2037	1,893	785
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035	1,054	1,041
2.305% due 01/25/2029	4,000	3,624
2.480% due 04/25/2035	57	56
Merrill Lynch Mortgage Investors, Inc.
0.594% due 04/25/2028 (a)	165	1
Morgan Stanley Mortgage Loan Trust
0.580% due 11/25/2035	3,628	2,217
0.720% due 02/25/2047	2,467	1,660
2.909% due 07/25/2035	2,375	1,869
5.701% due 02/25/2047	5,589	3,629
Mortgage Equity Conversion Asset Trust
0.640% due 01/25/2042	49,162	39,821
0.650% due 02/25/2042	6,956	5,778
0.670% due 05/25/2042	164,673	133,899
0.680% due 10/25/2041	25,330	20,581
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	4,459	4,402
6.138% due 03/25/2047	4,070	4,018
7.000% due 02/19/2030	472	473
Ocwen Residential MBS Corp.
6.743% due 06/25/2039 ^	15	1
Prime Mortgage Trust
0.610% due 02/25/2034	121	115
RBSSP Resecuritization Trust
0.708% due 10/26/2045	2,210	2,198
0.710% due 11/26/2035	550	521
Residential Accredit Loans, Inc. Trust
0.410% due 12/25/2046 ^	2,973	1,029
0.420% due 04/25/2046	13,402	6,337
0.460% due 08/25/2037	3,552	2,602
0.480% due 05/25/2046 ^	2,319	627
0.515% due 09/25/2046	4,812	945
0.610% due 03/25/2033	215	208
3.441% due 08/25/2035 ^	680	423
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	51	52
Residential Asset Securitization Trust
0.610% due 05/25/2033	121	115
Residential Funding Mortgage Securities, Inc. Trust
3.320% due 09/25/2035	2,425	1,978
RiverView HECM Trust
0.270% due 07/25/2047	21,832	18,994
0.650% due 05/25/2047	5,358	4,631
0.960% due 09/26/2041	76,414	62,039
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	2,154	2,155
Sequoia Mortgage Trust
0.850% due 04/19/2027	162	155
0.910% due 10/19/2026	65	65
0.931% due 11/22/2024	18	17
0.971% due 10/20/2027	1,671	1,672
2.728% due 01/20/2047	2,000	1,607
Sovereign Commercial Mortgage Securities Trust
5.982% due 07/22/2030	867	880
Structured Adjustable Rate Mortgage Loan Trust
0.430% due 05/25/2037	9,579	6,516
0.945% due 06/25/2034	980	852
1.710% due 10/25/2037 ^	3,198	1,743
2.743% due 07/25/2034	106	105
2.781% due 01/25/2035	2,744	2,521
2.797% due 08/25/2035	36	33
2.964% due 11/25/2035 ^	2,648	1,862
Structured Asset Mortgage Investments, Inc.
0.340% due 03/25/2037	341	231
0.400% due 06/25/2036	560	423
0.420% due 05/25/2046	1,957	1,115
0.440% due 05/25/2045	2,714	1,963
0.460% due 07/19/2035	6,576	6,411
0.510% due 08/25/2036	4,250	1,455
0.870% due 09/19/2032	3,847	3,743
0.870% due 10/19/2034	326	321
0.910% due 03/19/2034	1,159	1,144
2.913% due 05/02/2030	71	46
3.234% due 05/25/2022	430	441
Structured Asset Securities Corp.
2.393% due 07/25/2032	2	2
2.555% due 01/25/2032	195	168
2.584% due 02/25/2032	2	2
2.617% due 06/25/2033	71	71
2.832% due 08/25/2032	460	458
2.859% due 10/28/2035	315	291
5.211% due 04/25/2033	179	178

TBW Mortgage-Backed Trust
5.630% due 01/25/2037	2,285	1,451
5.970% due 09/25/2036	9,085	2,399
6.015% due 07/25/2037	4,406	3,475
Thornburg Mortgage Securities Trust
3.654% due 06/25/2043	3,742	3,836
WaMu Mortgage Pass-Through Certificates
0.430% due 07/25/2046 ^	227	21
0.440% due 04/25/2045	151	142
0.470% due 11/25/2045	2,063	1,925
0.500% due 10/25/2045	248	237
0.520% due 01/25/2045	5,005	4,901
0.530% due 01/25/2045	675	635
0.530% due 07/25/2045	139	134
0.540% due 01/25/2045	2,755	2,664
0.750% due 07/25/2044	412	304
0.910% due 12/25/2045	1,005	135
0.976% due 07/25/2047	4,037	3,213
1.006% due 11/25/2046	719	565
1.160% due 02/25/2046	2,252	2,070
1.365% due 11/25/2042	118	113
1.565% due 06/25/2042	844	816
1.565% due 08/25/2042	1,412	1,356
2.261% due 01/25/2047	2,361	2,114
2.403% due 04/25/2037	2,518	1,888
2.426% due 12/25/2036 ^	2,387	1,888
2.454% due 06/25/2033	1,318	1,352
2.460% due 08/25/2033	1,294	1,336
2.511% due 05/25/2046	1,435	1,216
2.511% due 08/25/2046	1,798	1,629
2.569% due 03/25/2034	26	27
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.460% due 07/25/2046	1,482	313
1.136% due 05/25/2046	3,098	1,939
6.268% due 07/25/2036	3,806	1,938
Washington Mutual MSC Mortgage Pass-Through Certificates
2.496% due 11/25/2030	423	423
Wells Fargo Commercial Mortgage Trust
2.163% due 10/15/2045 (a)	52,147	7,093
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	2,372	1,922
2.626% due 06/25/2035	1,470	1,529
2.743% due 10/25/2033	334	340
WFRBS Commercial Mortgage Trust
0.854% due 06/15/2044 (a)	7,062	266

Total Mortgage-Backed Securities (Cost $751,303)		688,031

ASSET-BACKED SECURITIES 4.4%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,707	1,253
Access Group, Inc.
1.615% due 10/27/2025	11,165	11,348
ACE Securities Corp.
0.270% due 10/25/2036	372	124
0.910% due 08/25/2030	38	36
1.260% due 07/25/2034	2,668	2,670
AFC Home Equity Loan Trust
0.760% due 12/26/2029	8	7
1.020% due 06/25/2029	380	292
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	570	580
Ameriquest Mortgage Securities, Inc.
0.820% due 01/25/2035	5,152	2,523
Amortizing Residential Collateral Trust
0.750% due 06/25/2032	40	33
0.790% due 07/25/2032	736	637
0.910% due 10/25/2031	344	272
Amresco Residential Securities Mortgage Loan Trust
0.705% due 06/25/2028	100	93
0.765% due 06/25/2027	358	342
0.840% due 09/25/2028	1,187	952
1.150% due 06/25/2029	204	174
Argent Securities, Inc.
0.700% due 10/25/2035	7,500	4,649
Asset-Backed Funding Certificates Trust
0.910% due 06/25/2034	384	354
1.230% due 03/25/2032	758	694
Asset-Backed Securities Corp. Home Equity
0.290% due 05/25/2037	6	5
0.729% due 06/15/2031	187	181
0.840% due 09/25/2034	4,213	3,065
Bayview Financial Acquisition Trust
0.560% due 05/28/2037	3,149	1,810
5.208% due 04/28/2039	105	107

Bear Stearns Asset-Backed Securities Trust
0.300% due 06/25/2047	172	168
0.610% due 09/25/2046	2,696	2,016
1.185% due 02/25/2034	362	305
1.410% due 10/25/2032	323	298
1.710% due 11/25/2042	733	667
2.986% due 06/25/2043	56	57
Carrington Mortgage Loan Trust
0.310% due 06/25/2037	903	864
0.690% due 10/25/2035	6,500	5,023
CDC Mortgage Capital Trust
1.260% due 01/25/2033	1,120	946
Centex Home Equity
0.510% due 01/25/2032	213	187
1.060% due 01/25/2032	832	562
Chase Funding Mortgage Loan Asset-Backed Certificates
0.810% due 07/25/2033	43	40
0.850% due 08/25/2032	746	604
0.870% due 11/25/2032	512	458
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033	796	730
0.790% due 03/25/2033	3	3
1.185% due 12/25/2031	742	643
Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037	9	9
0.270% due 07/25/2045	612	440
5.764% due 01/25/2037	3,898	2,550
Conseco Finance
0.909% due 08/15/2033	2,896	2,610
1.709% due 05/15/2032	679	537
Conseco Financial Corp.
6.240% due 12/01/2028	1,950	2,027
7.550% due 01/15/2029	214	231
8.050% due 11/15/2026	43	44
Countrywide Asset-Backed Certificates
0.460% due 04/25/2036	212	204
0.680% due 11/25/2033	89	89
1.110% due 06/25/2033	176	165
1.110% due 10/25/2047	3,146	2,293
1.210% due 09/25/2032	1,361	1,206
Credit Suisse First Boston Mortgage Securities Corp.
0.570% due 05/25/2044	230	226
0.950% due 08/25/2032	153	120
Credit-Based Asset Servicing and Securitization LLC
0.280% due 01/25/2037	421	147
1.310% due 04/25/2032	306	281
Delta Funding Home Equity Loan Trust
1.029% due 09/15/2029	17	14
Denver Arena Trust
6.940% due 11/15/2019	3,059	3,143
EMC Mortgage Loan Trust
0.950% due 05/25/2040	505	465
Equifirst Mortgage Loan Trust
0.690% due 01/25/2034	265	252
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	403
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036	89	35
GMAC Mortgage Corp. Loan Trust
0.690% due 01/25/2029	518	420
GSAMP Trust
0.360% due 10/25/2036 (a)	9,670	1,178
0.610% due 02/25/2033	456	364
0.700% due 09/25/2035	9,000	6,174
IMC Home Equity Loan Trust
6.880% due 11/20/2028	17	17
7.520% due 08/20/2028	52	52
Irwin Home Equity Corp.
1.560% due 02/25/2029	660	551
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047	17	15
0.290% due 08/25/2036	78	28
Lehman XS Trust
0.440% due 06/25/2046 ^	804	56
0.530% due 11/25/2046 ^	1,890	464
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034	62	55
1.260% due 10/25/2034	1,031	816
1.635% due 03/25/2032	1,423	1,242
MASTR Asset-Backed Securities Trust
0.960% due 12/25/2034 ^	7,500	7,020
Merrill Lynch Mortgage Investors, Inc.
0.270% due 10/25/2037	1,661	391
0.290% due 09/25/2037	269	65
0.570% due 06/25/2035	933	830

MESA Trust
1.010% due 12/25/2031	816	625
Mid-State Trust
6.340% due 10/15/2036	1,035	1,095
7.340% due 07/01/2035	666	692
7.400% due 07/01/2035	29	29
7.790% due 07/01/2035	38	38
7.791% due 03/15/2038	1,566	1,638
Morgan Stanley ABS Capital
1.010% due 07/25/2037	607	577
Morgan Stanley Mortgage Loan Trust
0.570% due 04/25/2037	450	213
5.726% due 10/25/2036	4,318	2,536
5.750% due 04/25/2037	1,196	913
6.000% due 07/25/2047	2,937	2,316
New Century Home Equity Loan Trust
0.660% due 06/25/2035	7,500	6,052
Option One Mortgage Loan Trust
0.730% due 02/25/2035	4,021	2,171
0.810% due 01/25/2032	117	115
Park Place Securities, Inc.
0.470% due 09/25/2035	617	598
0.710% due 07/25/2035	5,000	4,518
0.860% due 10/25/2034	7,500	7,511
0.910% due 10/25/2034	7,500	4,720
Renaissance Home Equity Loan Trust
0.570% due 11/25/2034	285	257
0.650% due 08/25/2033	643	581
0.710% due 12/25/2033	3,253	3,099
1.410% due 08/25/2032	1,592	1,276
Residential Asset Securities Corp. Trust
0.710% due 07/25/2032 ^	995	753
0.790% due 06/25/2033	136	105
0.810% due 06/25/2032 ^	90	64
Residential Funding Mortgage Securities Trust
8.350% due 12/25/2024	116	115
8.850% due 03/25/2025	41	40
Residential Mortgage Loan Trust
1.710% due 09/25/2029	161	150
SACO, Inc.
0.730% due 06/25/2036 ^	564	484
Salomon Brothers Mortgage Securities, Inc.
1.185% due 10/25/2028	191	183
1.600% due 01/25/2032	382	329
6.930% due 08/25/2028	467	458
Saxon Asset Securities Trust
0.890% due 12/26/2034	1,041	943
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037	74	69
0.270% due 12/25/2036 ^	3,093	903
SLC Student Loan Trust
4.750% due 06/15/2033	1,402	1,340
SLM Student Loan Trust
0.395% due 07/25/2019	494	492
0.395% due 04/27/2020	2,346	2,342
0.405% due 07/25/2019	3,415	3,410
0.425% due 04/25/2017	33	33
0.485% due 07/25/2023	3,000	2,973
0.765% due 01/25/2017	676	679
1.065% due 01/25/2019	2,200	2,209
1.415% due 10/25/2016	581	585
1.508% due 12/15/2033	5,592	5,527
1.815% due 04/25/2023	129,330	134,931
3.500% due 08/17/2043	33,387	32,309
Soundview Home Loan Trust
0.270% due 11/25/2036	97	34
Specialty Underwriting & Residential Finance
0.710% due 09/25/2036	7,500	3,511
0.890% due 01/25/2034	300	252
1.410% due 10/25/2035	2,919	1,930
Structured Asset Investment Loan Trust
0.690% due 09/25/2035	13,000	7,284
0.720% due 08/25/2035	9,000	2,917
0.870% due 04/25/2035	5,000	3,747
1.185% due 09/25/2034	1,285	803
1.485% due 12/25/2034	1,459	788
Structured Asset Securities Corp.
0.610% due 05/25/2034	600	566
0.790% due 01/25/2033	14	13
1.785% due 01/25/2033	667	516
Trapeza CDO LLC
1.173% due 11/16/2034	1,000	362
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,510
UPS Capital Business Credit
0.789% due 04/15/2026	109	16

Wells Fargo Home Equity Trust
0.840% due 04/25/2034	1,577	1,142

Total Asset-Backed Securities (Cost $392,100)		342,388

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	7,000	7,000

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $7,141. Repurchase proceeds are $7,000.)
U.S. TREASURY BILLS 0.0%
0.136% due 03/07/2013 (c)(f)	2,140	2,140

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 6.1%
PIMCO Short-Term Floating NAV Portfolio	7,964,423	79,700
PIMCO Short-Term Floating NAV Portfolio III	38,578,182	385,589

		465,289

Total Short-Term Instruments (Cost $474,830)		474,429

Total Investments 135.8% (Cost $10,426,507)		$10,423,499
Other Assets and Liabilities (Net) (35.8%)		(2,749,971)

Net Assets 100.0%		$7,673,528

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $18,766 at a weighted average interest rate of 0.288%.

(f)	Securities with an aggregate market value of $2,140 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(g)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$5,000	$969	$0	$969
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	5,000	727	0	727
LB-UBS Commercial Mortgage Trust 5.470% due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	2,862	0	2,862
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	557	263	0	263
Merrill Lynch Mortgage Trust 5.417% due 06/12/2043	UAG	(1.080%	)	06/12/2043	10,000	8,080	0	8,080
Merrill Lynch Mortgage Trust 5.263% due 11/12/2037	JPM	(1.150%	)	11/12/2037	4,000	3,290	0	3,290
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	522	66	0	66
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	(3.950%	)	09/25/2034	292	280	0	280
Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	204	0	204
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	400	0	400
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	589	493	0	493
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	1,500	291	0	291

						$17,925	$0	$17,925

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	$7,500	$(918)	$(2,550)	$1,632
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	6,500	(1,587)	(2,145)	558
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	8,000	(849)	(2,400)	1,551
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	6,727	(1,991)	(2,354)	363
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034	257	(128)	(82)	(46)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034	5,000	(476)	(1,600)	1,124
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	3,855	(143)	(1,079)	936
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034	481	(281)	(193)	(88)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034	118	(112)	(111)	(1)

					$(6,485)	$(12,514)	$6,029

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$26,600	$1,154	$4,604	$(3,450)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051	22,050	955	870	85
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051	50,000	2,167	4,342	(2,175)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	10,000	434	1,100	(666)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051	48,000	2,066	8,236	(6,170)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051	92,000	3,988	6,524	(2,536)
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051	1,000	43	157	(114)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051	6,000	260	401	(141)
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051	19,497	732	3,656	(2,924)

						$11,799	$29,890	$(18,091)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2043	$142,000	$151,890	$(152,251)
Fannie Mae	6.500%	01/01/2043	8,000	8,951	(8,907)
Freddie Mac	3.000%	01/01/2043	500	523	(523)
Ginnie Mae	3.500%	01/01/2043	101,390	110,099	(110,190)

				$271,463	$(271,871)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,973	$0	$1,973
Municipal Bonds & Notes
Texas	0	1,099	0	1,099
U.S. Government Agencies	0	8,642,836	272,743	8,915,579
Mortgage-Backed Securities	0	400,244	287,787	688,031
Asset-Backed Securities	0	341,792	596	342,388
Short-Term Instruments
Repurchase Agreements	0	7,000	0	7,000
U.S. Treasury Bills	0	2,140	0	2,140
Central Funds Used for Cash Management Purposes	465,289	0	0	465,289
	$465,289	$9,397,084	$561,126	$10,423,499

Short Sales, at value	$0	$(271,871)	$0	$(271,871)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$23,774	$400	$24,174

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(18,311)	$0	$(18,311)

Totals	$465,289	$9,130,676	$561,526	$10,157,491

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
U.S. Government Agencies	$363,181	$187	$(41,959)	$(8)	$85	$1,695	$649	$(51,087)	$272,743	$739
Mortgage-Backed Securities	265,056	43,017	(14,077)	552	955	(7,716)	0	0	287,787	(6,843)
Asset-Backed Securities	647	0	(87)	0	0	20	16	0	596	19

	$628,884	$43,204	$(56,123)	$544	$1,040	$(6,001)	$665	$(51,087)	$561,126	$(6,085)
Financial Derivative Instruments - Assets
Credit Contracts	$1,595	$0	$0	$0	$0	$(468)	$0	$(727)	$400	$(58)

Totals	$630,479	$43,204	$(56,123)	$544	$1,040	$(6,469)	$665	$(51,814)	$561,526	$(6,143)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$6,002	Benchmark Pricing	Base Price	98.00 - 119.39
	649	Other Valuation Techniques (4)	—	—
	266,092	Third Party Vendor	Broker Quote	100.01 - 100.50
Mortgage-Backed Securities	555	Benchmark Pricing	Base Price	100.35
	287,232	Third Party Vendor	Broker Quote	37.25 - 87.00
Asset-Backed Securities	16	Benchmark Pricing	Base Price	14.71
	580	Third Party Vendor	Broker Quote	101.75
Financial Derivative Instruments - Assets
Credit Contracts	$400	Indicative Market Quotations	Broker Quote	20.42

Total	$561,526

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.8%
ALABAMA 0.1%
Birmingham Special Care Facilities Financing Authority, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$579

ALASKA 0.6%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,360

ARIZONA 6.0%
Pima County, Arizona Regional Transportation Authority Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	11,113
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,354
Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	11,438

		24,905

CALIFORNIA 20.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	10,000	11,469
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	365	504
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,552
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	14,349
5.500% due 11/15/2040	8,500	10,157
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	10,000	13,950
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	1,800	2,602
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,835
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	345
Huntington Beach Union High School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	1,389
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,188
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,384
Los Angeles Wastewater System, California Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,662
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	518
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,354
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	296
Santa Monica-Malibu Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	3,813
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	168
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	7,951
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,073
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	825

		85,528

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,376

DISTRICT OF COLUMBIA 3.1%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,311

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	3,034

		14,345

JPMorgan Chase Putters/Drivers Trust, District of Columbia Revenue Bonds, Series 2009
12.913% due 04/01/2033	830	1,295

		12,606

FLORIDA 3.7%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,619
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,154
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	500
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	5,500	6,593
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,183
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2022	1,000	1,190

		15,239

GEORGIA 2.0%
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	8,069

ILLINOIS 9.3%
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,744
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,361
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,662
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,439
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	10,024
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,945
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	10,160
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,528

		41,863

LOUISIANA 1.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,860

MARYLAND 1.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,729
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,446

		4,175

MICHIGAN 1.8%
Detroit, Michigan Water Supply System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	125	126
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	5,200
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,245

		7,571

NEBRASKA 1.8%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	7,283

NEW JERSEY 9.3%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,483
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,657
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,852

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,972
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,574
5.250% due 06/15/2025	5,310	6,353
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,320

		38,211

NEW YORK 18.0%
Build NYC Resource Corp. New York Revenue Notes, Series 2012
5.000% due 08/01/2019	1,445	1,720
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,594
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	11,393
5.750% due 02/15/2047	1,500	1,780
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,813
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,815
5.000% due 11/15/2036	7,850	8,797
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,468
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due	4,000	4,528
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	571
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	6,052
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,169
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,412
5.750% due 11/15/2051	3,000	3,584
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,731
Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	3,310	3,315
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,702
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	10,000	9,880

		76,325

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	280	316

OHIO 1.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	299
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	5,650

		5,949

PENNSYLVANIA 4.4%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	2,425	2,843
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	7,500	8,345
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2012
5.000% due 11/01/2028	4,000	4,740
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,242

		18,170

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,444

TENNESSEE 1.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,361

5.000% due 02/01/2027	2,000	2,230

		5,591

TEXAS 6.2%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,977
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,789
SA Energy Acquisition Public Facility Corp. Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,356
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,636
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,829

		25,587

WASHINGTON 1.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,248
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,071

		5,319

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	160	168

Total Municipal Bonds & Notes (Cost $343,332)		391,059

SHORT-TERM INSTRUMENTS 3.3%

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 3.3%
PIMCO Short-Term Floating NAV Portfolio	1,354,438	13,554

Total Short-Term Instruments (Cost $13,570)		13,554

Total Investments 99.9% (Cost $364,016)		$411,787
Other Assets and Liabilities (Net) 0.1%		591

Net Assets 100.0%		$412,378

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Cash of $698 has been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2013	235	$433

(c)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Cash of $2,080 has been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$25,000	$136	$(625)

(d)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%)	12/20/2016	$6,700	$114	$153	$(39)
MCDX 5-Year Index	JPM	(1.000%)	12/20/2016	13,700	233	338	(105)

					$347	$491	$(144)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$579	$0	$579
Alaska	0	2,360	0	2,360
Arizona	0	24,905	0	24,905
California	0	85,528	0	85,528
Colorado	0	3,376	0	3,376
District of Columbia	0	14,345	0	14,345
Florida	0	15,239	0	15,239
Georgia	0	8,069	0	8,069
Illinois	0	41,863	0	41,863
Louisiana	0	5,860	0	5,860
Maryland	0	4,175	0	4,175
Michigan	0	7,571	0	7,571
Nebraska	0	7,283	0	7,283
New Jersey	0	38,211	0	38,211
New York	0	76,325	0	76,325
North Carolina	0	316	0	316
Ohio	0	5,949	0	5,949
Pennsylvania	0	18,170	0	18,170
Rhode Island	0	1,444	0	1,444
Tennessee	0	5,591	0	5,591
Texas	0	25,587	0	25,587
Washington	0	5,319	0	5,319
Wisconsin	0	168	0	168
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,554	0	0	13,554
	$13,554	$398,233	$0	$411,787

Financial Derivative Instruments - Assets
Interest Rate Contracts	$433	$0	$0	$433

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(144)	$0	$(144)
Interest Rate Contracts	0	(625)	0	(625)

	$0	$(769)	$0	$(769)

Totals	$13,987	$397,464	$0	$411,451

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
4.000% due 07/01/2018	$2,955	$2,991

Total Bank Loan Obligations (Cost $2,949)		2,991

CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
Dexia Credit Local S.A.
0.711% due 03/05/2013	8,400	8,388
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,106
Prudential Financial, Inc. CPI Linked Bond
3.940% due 06/10/2013	1,400	1,402
SLM Corp. CPI Linked Bond
3.962% due 04/01/2014	200	202
3.991% due 02/12/2016	1,140	1,120
4.162% due 03/01/2014	2,824	2,834

Total Corporate Bonds & Notes (Cost $14,615)		15,052

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	389

Total Municipal Bonds & Notes (Cost $465)		389

U.S. TREASURY OBLIGATIONS 97.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (f)	121,668	128,151
0.125% due 04/15/2017 (f)(h)	242,798	260,079
0.125% due 01/15/2022 (d)(e)(f)(g)(h)	57,999	62,997
0.125% due 07/15/2022 (e)	224,927	244,063
0.500% due 04/15/2015 (g)	135,132	141,065
0.625% due 07/15/2021	97,654	111,006
0.750% due 02/15/2042 (e)	9,674	10,610
1.125% due 01/15/2021	117,619	138,184
1.250% due 04/15/2014	11,805	12,177
1.250% due 07/15/2020 (h)	186,360	221,127
1.375% due 07/15/2018	3,433	3,997
1.375% due 01/15/2020	128,363	152,210
1.625% due 01/15/2015	84,933	90,262
1.750% due 01/15/2028	157,475	203,955
1.875% due 07/15/2013	118,749	120,715
1.875% due 07/15/2015	3,211	3,502
1.875% due 07/15/2019	5,308	6,463
2.000% due 01/15/2014 (f)(g)(h)	170,382	175,920
2.000% due 07/15/2014	51,418	54,279
2.000% due 01/15/2016	105,626	117,162
2.000% due 01/15/2026 (f)	280,515	367,978
2.125% due 01/15/2019	15,515	18,847
2.125% due 02/15/2040	16,695	24,476
2.375% due 01/15/2017	28,791	33,469
2.375% due 01/15/2025	213,496	288,269
2.375% due 01/15/2027	98,726	136,172
2.500% due 01/15/2029	116,273	165,798
2.625% due 07/15/2017	25,670	30,774
3.375% due 04/15/2032	16,290	26,864
3.625% due 04/15/2028	43	68
3.875% due 04/15/2029	130,437	216,271

Total U.S. Treasury Obligations (Cost $3,341,802)			3,566,910

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
2.657% due 10/25/2035		2,647	2,623

Total Mortgage-Backed Securities (Cost $2,444)			2,623

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO Ltd.
0.562% due 11/08/2017		386	383

Total Asset-Backed Securities (Cost $375)			383

SOVEREIGN ISSUES 8.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	1,800	2,567
4.000% due 08/20/2015		900	1,694
4.000% due 08/20/2020		9,500	19,034
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	5,285	7,042
4.250% due 12/01/2021 (a)		18,092	25,650
Canada Housing Trust
2.450% due 12/15/2015		5,000	5,181
Instituto de Credito Oficial
1.934% due 03/25/2014	EUR	9,400	12,139
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)		64,300	86,279
2.100% due 09/15/2017 (a)		7,488	10,005
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,200	2,727
2.750% due 11/20/2025		31,900	43,198
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	29,178	51,270
1.250% due 11/22/2032 (a)		1,923	3,978
1.875% due 11/22/2022 (a)		13,375	27,854
2.500% due 07/26/2016 (a)		2,100	11,715

Total Sovereign Issues (Cost $296,485)			310,333

SHORT-TERM INSTRUMENTS 0.5%
COMMERCIAL PAPER 0.5%
Santander S.A.
2.200% due 04/02/2013		$18,000	17,949

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/02/2013		330	330

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $340. Repurchase proceeds are $330.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio		4,120	41

Total Short-Term Instruments (Cost $18,272)			18,320

Total Investments 107.1% (Cost $3,677,407)			$3,917,001
Written Options (j) (0.1%) (Premiums $3,931)			(3,936)
Other Assets and Liabilities (Net) (7.0%)			(256,465)

Net Assets 100.0%			$3,656,600

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $66,873 at a weighted average interest rate of 0.308%.

(d)	Securities with an aggregate market value of $553 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(e)	Securities with an aggregate market value of $91,817 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.340%	12/20/2012	01/04/2013	$6,875	$(6,876)
BPG	0.290%	11/27/2012	01/28/2013	1,535	(1,535)
	0.340%	11/30/2012	01/03/2013	41,234	(41,246)
DEU	0.290%	12/12/2012	02/07/2013	10,655	(10,657)
	0.360%	12/14/2012	01/10/2013	11,853	(11,855)
JPS	0.320%	12/11/2012	01/08/2013	20,535	(20,539)

					$(92,708)

(f)	Securities with an aggregate market value of $1,328 and cash of $8 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,100	$279
90-Day Eurodollar September Futures	Long	09/2015	506	(126)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	332	(8)

				$145

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $4,008 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$45,700	$2,799	$1,447

(h)	Securities with an aggregate market value of $5,278 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	0.701%	$1,000	$(12)	$0	$(12)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	10,400	$57	$55	$2
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	BOA		10,000	110	35	75
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	CBK		$39,600	86	10	76
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		48,600	930	802	128
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		22,700	434	232	202

							$1,617	$1,134	$483

(j)	Written options outstanding as of December 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		$34,600	$80	$(30)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		34,600	92	(11)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		23,500	277	(917)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		23,500	442	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		70,200	831	(2,739)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		70,200	1,366	(4)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		83,700	198	(73)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		83,700	198	(27)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		7,700	23	(17)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	03/18/2013		10,200	26	(27)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.650%	03/18/2013		10,200	27	(23)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	12,900	68	0

								$3,628	$(3,869)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$12,000	$107	$(23)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	16,300	160	(39)

						$303	$(67)

(k)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	1,327		$1,388	BRC	$10	$0	$10
01/2013		66,370		68,580	JPM	0	(306)	(306)
01/2013		354		373	RYL	6	0	6
01/2013	GBP	37,122		59,412	GSC	0	(891)	(891)
01/2013		1,612		2,591	RBC	0	(28)	(28)
01/2013		230		372	RYL	0	(2)	(2)
01/2013	JPY	208,002		2,536	DUB	135	0	135
01/2013		$350	AUD	339	HUS	2	0	2
01/2013		31,528	GBP	19,482	BRC	120	0	120
01/2013		31,541		19,482	DUB	106	0	106
02/2013	GBP	19,482		$31,525	BRC	0	(120)	(120)
02/2013		19,482		31,539	DUB	0	(105)	(105)
03/2013	CAD	37,592		38,047	CBK	317	0	317
03/2013	EUR	82,695		107,970	BRC	0	(1,255)	(1,255)
03/2013	GBP	13,315		21,653	HUS	28	0	28
03/2013		6,124		9,951	UAG	5	0	5

						$729	$(2,707)	$(1,978)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,991	$0	$2,991
Corporate Bonds & Notes
Banking & Finance	0	15,052	0	15,052
Municipal Bonds & Notes
West Virginia	0	389	0	389
U.S. Treasury Obligations	0	3,566,910	0	3,566,910
Mortgage-Backed Securities	0	2,623	0	2,623
Asset-Backed Securities	0	383	0	383
Sovereign Issues	0	310,333	0	310,333
Short-Term Instruments
Commercial Paper	0	17,949	0	17,949
Repurchase Agreements	0	330	0	330
Central Funds Used for Cash Management Purposes	41	0	0	41
	$41	$3,916,960	$0	$3,917,001

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	729	0	729
Interest Rate Contracts	279	1,930	0	2,209
	$279	$2,659	$0	$2,938

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(12)	0	(12)
Foreign Exchange Contracts	0	(2,707)	0	(2,707)
Interest Rate Contracts	(134)	(3,869)	(67)	(4,070)

	$(134)	$(6,588)	$(67)	$(6,789)

Totals	$186	$3,913,031	$(67)	$3,913,150

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(75)	$4	$0	$0	$16	$(12)	$0	$0	$(67)	$4

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(67)	Indicative Market Quotations	Broker Quote	0.19 - 0.24

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 94.5%
Acosta, Inc.
5.000% due 03/02/2018	$50	$50
AES Corp.
4.250% due 05/27/2018	62	62
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018	25	25
Alliance Laundry Systems LLC
5.250% due 12/07/2018	25	25
Alliant Holdings, Inc.
4.750% due 12/20/2019	25	25
Allison Transmission, Inc.
2.710% due 08/07/2014	11	12
4.250% due 08/23/2019	25	25
AMC Entertainment, Inc.
4.750% due 02/22/2018	25	25
Ameristar Casinos, Inc.
4.000% due 04/14/2018	49	49
ARAMARK Corp.
2.084% due 01/26/2014	1	2
3.462% due 07/26/2016	50	50
Arch Coal, Inc.
5.750% due 05/16/2018	50	50
Ardent Medical Services, Inc.
6.750% due 05/02/2018	25	26
Ashland, Inc.
3.750% due 08/23/2018	74	75
Asurion LLC
5.500% due 05/24/2018	24	24
August LuxUK Holding Co. SARL
6.250% due 04/27/2018	28	29
August U.S. Holding Co., Inc.
6.250% due 04/27/2018	22	22
Avaya, Inc.
3.062% due 10/24/2014	74	72
Avis Budget Car Rental LLC
4.250% due 03/13/2019	25	25
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018	50	50
Bausch & Lomb, Inc.
5.250% due 05/17/2019	25	25
BBHI Acquisition LLC
4.500% due 12/14/2017	98	99
Biomet, Inc.
3.960% - 4.060% due 07/25/2017	59	59
BJ’s Wholesale Club, Inc.
5.750% due 09/26/2019	25	25
BNY ConvergEx Group LLC
5.250% due 12/16/2016	70	68
Brickman Group Holdings, Inc.
5.500% due 10/16/2016	35	36
Caesars Entertainment Operating Co., Inc.
5.460% due 01/28/2018	30	27
Calpine Corp.
4.500% due 04/01/2018	49	50
Cannery Casino Resorts LLC
6.000% due 10/01/2018	12	13
Capsugel Holdings U.S., Inc.
4.750% due 08/01/2018	77	78
Cardinal Health, Inc.
4.209% due 09/15/2016	25	25
CCC Information Services
5.000% due 12/17/2019	25	25
Celanese U.S. Holdings LLC
3.109% due 10/31/2016	44	45
Charter Communications, Inc.
3.470% due 09/06/2016	26	26
CHG Buyer Corp.
5.000% due 11/19/2019	25	25
Chrysler Group LLC
6.000% due 05/24/2017	25	25
CNO Financial Group, Inc.
5.000% due 09/28/2018	48	48
Cogeco Cable, Inc.
4.500% due 11/30/2019	25	25
Colfax Corp.
4.500% due 01/13/2019	99	100
CommScope, Inc.
4.250% due 01/14/2018	49	50

Community Health Systems, Inc.
3.811% due 01/25/2017	3	3
Convatec, Inc.
5.000% due 12/22/2016	25	25
Covanta Energy Corp.
4.000% due 03/28/2019	50	50
CPG International, Inc.
5.750% due 09/21/2019	25	25
Crown Castle Operating Co.
4.000% due 01/31/2019	50	50
Cumulus Media, Inc.
3.690% due 09/16/2018	25	25
Cunningham Lindsey Group, Inc.
5.000% due 12/07/2019	25	25
9.250% due 06/07/2020	25	26
David’s Bridal, Inc.
5.000% due 10/11/2019	25	25
DaVita, Inc.
4.000% due 11/01/2019	25	25
4.500% due 10/20/2016	49	49
Del Monte Foods Co.
4.500% due 02/16/2018	67	67
Delos Aircraft, Inc.
4.750% due 04/12/2016	100	101
Delphi Corp.
3.500% due 03/31/2017	105	106
Delta SARL
6.000% due 04/27/2019	50	50
DineEquity, Inc.
4.250% due 10/19/2017	32	33
DJO Finance LLC
6.250% due 09/15/2017	25	25
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	48	48
Dollar General Corp.
2.962% due 07/07/2014	70	71
Dunkin’ Brands, Inc.
4.000% - 5.250% due 11/23/2017	49	49
Emergency Medical Services Corp.
5.250% due 05/25/2018	40	41
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	23	23
EP Energy LLC
5.000% due 05/24/2018	50	50
Federal Mogul Corp.
2.148% due 12/27/2014	65	60
2.148% due 12/27/2015	33	31
First Data Corp.
2.961% due 09/24/2014	3	3
Fortescue Metals Group Ltd.
5.250% due 10/18/2017	50	50
Foxco Acquisition Sub LLC
5.500% due 07/31/2017	50	51
Freedom Group, Inc.
5.500% due 04/19/2019	50	49
Freescale Acquisition Corp.
4.464% due 12/01/2016	99	98
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	75	76
General Nutrition Centers, Inc.
3.750% due 03/02/2018	50	50
Getty Images, Inc.
4.750% due 10/18/2019	25	25
GFA Brands, Inc.
7.000% due 07/02/2018	49	49
Goodyear Engineered Products
2.470% due 07/31/2014	25	25
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	50	50
Grifols, Inc.
4.500% due 06/01/2017	25	25
HCA, Inc.
3.462% due 05/01/2018	100	100
Health Management Associates, Inc.
4.500% due 11/18/2018	50	50
Hertz Corp.
3.750% due 03/11/2018	44	44
IASIS Healthcare LLC
5.000% due 05/03/2018	49	50
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
IMS Health, Inc.
4.500% due 08/26/2017	50	50
Ineos U.S. Finance LLC
6.500% due 04/27/2018	25	25

Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	100	101
Interactive Data Corp.
4.500% due 02/11/2018	50	50
JBS USA Holdings, Inc.
4.250% due 05/25/2018	49	49
JMC Steel Group
4.750% due 04/01/2017	74	75
Kabel Deutschland GmbH
4.250% due 02/01/2019	25	25
Kinetic Concepts, Inc.
5.500% - 6.500% due 05/04/2018	99	100
Las Vegas Sands LLC
1.760% due 05/23/2014	42	42
Lawson Software, Inc.
5.750% due 10/05/2016	44	45
Leslie’s Poolmart, Inc.
2.000% - 5.250% due 10/16/2019	50	50
Lin Television Corp.
1.000% due 12/21/2018	25	25
Live Nation Entertainment, Inc.
4.500% due 11/06/2016	74	74
Manitowoc Co., Inc.
3.250% due 05/13/2016	43	42
4.250% due 11/13/2017	10	10
MCC Georgia LLC
4.500% due 10/23/2017	49	49
Medassets Inc.
3.250% due 12/13/2019	10	10
MetroPCS Wireless, Inc.
4.000% due 03/17/2018	98	99
MGM Resorts International
4.250% due 12/20/2019	50	51
Michael Foods Group, Inc.
4.250% due 02/25/2018	68	69
NBTY, Inc.
4.250% due 10/01/2017	21	22
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	50	50
Neustar, Inc.
5.000% due 11/08/2018	49	50
Nielsen Finance LLC
2.213% due 08/09/2013	15	15
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	25	25
Novelis, Inc.
4.000% due 03/10/2017	98	100
NRG Energy, Inc.
4.000% due 07/01/2018	49	50
Nuveen Investments, Inc.
5.810% - 5.813% due 05/13/2017	45	45
NXP BV
4.750% due 01/11/2020	10	10
5.500% due 03/04/2017	49	50
Oberthur Technologies S.A.
6.252% due 08/03/2018	25	25
OSI Restaurant Partners LLC
4.750% - 5.750% due 10/26/2019	50	51
Oxbow Carbon & Minerals LLC
3.712% due 05/08/2016	46	46
Par Pharmaceutical Cos., Inc.
5.000% due 09/28/2019	50	50
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	49	50
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	50	50
Phillips Van Heusen Corp.
3.250% due 12/19/2019	50	50
Pinafore LLC
4.250% due 09/29/2016	46	46
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019	50	50
Pinnacle Foods Finance LLC
3.714% due 10/02/2016	20	20
4.750% due 10/17/2018	25	25
Polyone Corp.
5.000% due 12/21/2017	50	50
PQ Corp.
5.250% due 05/08/2017	13	13
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019	35	36
Progressive Waste Solutions Ltd.
3.500% due 10/24/2019	50	50
Quintiles Transnational Corp.
4.500% due 06/08/2018	69	70

Residential Cap LLC
5.000% due 11/18/2013	25	25
Rexnord LLC
4.500% due 04/01/2018	50	50
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018	50	51
RFC Borrower LLC
6.750% due 11/18/2013	25	25
Riverbed Technology, Inc.
4.000% due 12/18/2019	25	25
Roofing Supply Group LLC
5.000% - 6.000% due 05/31/2019	50	50
Rovi Corp.
4.000% due 03/29/2019	50	49
RPI Finance Trust
3.500% due 05/09/2018	98	99
Sage Products, Inc.
5.250% due 12/13/2019	25	25
9.250% due 06/13/2020	25	25
Samson Investment Co.
6.000% due 09/25/2018	40	40
SBA Senior Finance LLC
3.750% due 06/30/2018	99	99
Schaeffler AG
6.000% due 01/27/2017	50	51
Sealed Air Corp.
4.000% due 10/03/2018	49	50
Sensata Technologies BV
3.750% due 05/12/2018	49	50
Sensus USA, Inc.
4.750% due 05/09/2017	98	99
Sequa Corp.
5.000% due 05/19/2017	25	25
Serta Simmons Holdings LLC
5.000% due 10/01/2019	35	35
Smart & Final Stores LLC
5.750% due 11/15/2019	25	25
Sophia LP
6.250% due 07/19/2018	48	49
Springleaf Financial Funding Co.
5.500% due 05/10/2017	65	65
SRA International, Inc.
6.500% due 07/20/2018	41	39
SunCoke Energy, Inc.
4.000% due 07/26/2018	49	50
SunGard Data Systems, Inc.
1.959% due 02/28/2014	58	58
4.500% due 01/31/2020	10	10
SW Acquisitions Co., Inc.
4.000% due 08/17/2017	96	96
Symphonyiri Group, Inc.
5.000% - 6.000% due 12/01/2017	49	49
Syniverse Technologies, Inc.
5.000% due 04/23/2019	50	50
TallGrass Operations LLC
5.250% due 11/13/2018	25	25
Taminco Global Chemical Corp.
5.250% due 02/15/2019	50	50
TCW Group, Inc.
4.000% due 12/20/2019	6	6
Telesat LLC
4.250% due 03/28/2019	50	50
Terex Corp.
4.500% due 04/28/2017	49	50
Toys “R” Us - Delaware, Inc.
5.250% due 05/25/2018	25	24
TransDigm, Inc.
4.000% due 02/14/2017	74	75
TransUnion LLC
5.500% due 02/10/2018	49	49
Tronox Pigments B.V.
1.000% - 4.250% due 02/08/2018	50	51
Tube City IMS Corp.
5.750% due 03/20/2019	50	50
Univar, Inc.
5.000% due 06/30/2017	49	49
Universal Health Services, Inc.
3.750% due 11/15/2016	51	51
Univision Communications, Inc.
2.212% due 09/29/2014	26	26
USI Holdings Corp.
5.000% due 12/27/2019	25	25
Valeant Pharmaceuticals International
4.250% due 02/13/2019	50	50
Verifone Systems, Inc.
4.250% due 12/28/2018	22	22

Vertafore, Inc.
5.250% due 07/29/2016	74	75
Vodafone Americas Finance
6.250% due 07/24/2016	77	80
Walter Energy, Inc.
5.750% due 04/01/2018	60	61
Walter Investment Management Corp.
5.750% due 11/28/2017	247	248
Warner Chilcott Co. LLC
4.250% due 03/15/2018	74	74
WaveDivision Holdings LLC
5.500% due 08/31/2019	50	51
Weather Channel, Inc.
4.250% due 02/11/2017	98	99
Weight Watchers International, Inc.
4.000% due 03/15/2019	50	50
Wendy’s International, Inc.
4.750% due 05/15/2019	50	50
West Corp.
5.750% due 06/30/2018	50	51
Wilsonart International Holdings LLC
5.500% due 10/31/2019	50	50
WMG Acquisition Corp.
5.250% due 11/01/2018	50	51
Wolverine Healthcare Analytics, Inc.
5.750% due 06/06/2019	25	25
Wolverine World Wide, Inc.
4.000% due 07/31/2019	23	23
Yankee Candle, Co.
5.250% due 04/02/2019	45	46

Total Bank Loan Obligations (Cost $8,588)		8,686

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
0.010% due 01/02/2013	120	120

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $125. Repurchase proceeds are $120.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 6.6%
PIMCO Short-Term Floating NAV Portfolio	60,339	604

Total Short-Term Instruments (Cost $724)		724

Total Investments 102.4% (Cost $9,312)		$9,410
Other Assets and Liabilities (Net) (2.4%)		(218)

Net Assets 100.0%		$9,192

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$8,686	$0	$8,686
Short-Term Instruments
Repurchase Agreements	0	120	0	120
Central Funds Used for Cash Management Purposes	604	0	0	604

	$604	$8,806	$0	$9,410

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 22.4%
BANKING & FINANCE 18.4%
American Express Bank FSB
5.500% due 04/16/2013	$24,715	$25,074
American Express Credit Corp.
5.875% due 05/02/2013	19,560	19,915
7.300% due 08/20/2013	6,700	6,989
American Honda Finance Corp.
0.913% due 08/05/2013	1,660	1,665
2.375% due 03/18/2013	2,450	2,460
4.625% due 04/02/2013	585	591
Asian Development Bank
1.625% due 07/15/2013	17,000	17,125
Bank of America Corp.
4.900% due 05/01/2013	17,026	17,260
Bank of Nova Scotia
1.450% due 07/26/2014	391,441	394,020
2.250% due 01/22/2013	1,350	1,352
2.375% due 12/17/2013	1,900	1,937
Bank One Corp.
5.250% due 01/30/2013	8,000	8,027
Berkshire Hathaway Finance Corp.
4.500% due 01/15/2013	3,800	3,805
5.000% due 08/15/2013	921	947
Berkshire Hathaway, Inc.
0.740% due 02/11/2013	3,636	3,639
2.125% due 02/11/2013	1,400	1,403
BRFkredit A/S
2.050% due 04/15/2013	6,400	6,431
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	439,000	439,625
Citigroup, Inc.
1.160% due 02/15/2013	10,150	10,151
5.500% due 04/11/2013	18,950	19,147
Commonwealth Bank of Australia
0.533% due 02/26/2013	30,800	30,816
DanFin Funding Ltd.
1.034% due 07/16/2013	93,650	93,913
FIH Erhvervsbank A/S
0.680% due 06/13/2013	68,900	68,336
2.000% due 06/12/2013	13,800	13,902
FMS Wertmanagement AoR
0.410% due 06/21/2013	20,800	20,801
General Electric Capital Corp.
0.429% due 06/20/2013	140	140
1.201% due 01/07/2014	1,000	1,008
1.875% due 09/16/2013	4,020	4,060
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	48,597	48,752
4.750% due 07/15/2013	3,000	3,063
5.150% due 01/15/2014	4,250	4,433
5.250% due 04/01/2013	26,343	26,653
5.250% due 10/15/2013	26,164	27,085
HSBC Bank PLC
0.960% due 08/12/2013	20,420	20,492
1.625% due 08/12/2013	2,000	2,014
HSBC Finance Corp.
4.750% due 07/15/2013	20,020	20,441
Inter-American Development Bank
0.090% due 02/18/2014	28,000	27,866
John Deere Capital Corp.
0.465% due 04/25/2014	15,000	15,026
0.490% due 07/15/2013	1,300	1,302
5.100% due 01/15/2013	60	60
JPMorgan Chase & Co.
4.750% due 05/01/2013	6,200	6,290
5.375% due 01/15/2014	3,000	3,149
KFW
1.500% due 04/04/2014	6,400	6,492
Landwirtschaftliche Rentenbank
0.330% due 02/12/2013	20,000	20,001
4.375% due 01/15/2013	30,300	30,339
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	9,709	9,751
MetLife, Inc.
1.563% due 08/06/2013	17,400	17,526

Metropolitan Life Global Funding
2.500% due 01/11/2013	28,380	28,393
5.125% due 04/10/2013	18,320	18,551
Monumental Global Funding
0.485% due 10/25/2013	1,500	1,499
5.500% due 04/22/2013	4,430	4,494
Morgan Stanley
1.916% due 01/24/2014	3,200	3,221
National Bank of Canada
1.650% due 01/30/2014	56,895	57,684
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015	19,400	19,393
1.875% due 04/07/2014	58,310	59,383
Nordic Investment Bank 3.
500% due 09/11/2013	11,000	11,244
PACCAR Financial Corp. 2.
050% due 06/17/2013	1,960	1,975
Pricoa Global Funding
0.510% due 09/27/2013	19,000	19,014
Stadshypotek AB
0.861% due 09/30/2013	13,000	13,036
1.450% due 09/30/2013	39,770	40,072
Sun Life Financial Global Funding LP
0.561% due 10/06/2013	1,200	1,199
Swedbank AB
0.790% due 01/14/2013	16,410	16,411
2.900% due 01/14/2013	14,700	14,711
Toyota Motor Credit Corp.
0.478% due 01/27/2014	89,000	89,118
U.S. Bancorp
1.375% due 09/13/2013	12,430	12,505
Wachovia Corp.
5.500% due 05/01/2013	3,000	3,050

		1,920,227

INDUSTRIALS 3.5%
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014	15,150	15,234
1.040% due 03/26/2013	8,860	8,877
2.500% due 03/26/2013	27,135	27,262
Apache Corp.
5.250% due 04/15/2013	4,000	4,052
BMW Australia Finance Ltd.
0.912% due 02/25/2013	8,000	8,004
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	62,207	63,191
COX Communications, Inc.
4.625% due 06/01/2013	1,000	1,017
CSX Corp.
5.750% due 03/15/2013	742	750
Diageo Capital PLC
5.200% due 01/30/2013	6,571	6,595
Diageo Finance BV
5.500% due 04/01/2013	9,033	9,147
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	17,300	17,592
HJ Heinz Co.
5.350% due 07/15/2013	19,896	20,406
Mondelez International, Inc.
2.625% due 05/08/2013	1,075	1,082
6.000% due 02/11/2013	6,690	6,727
PepsiCo, Inc.
0.875% due 10/25/2013	7,300	7,335
Philip Morris International, Inc.
4.875% due 05/16/2013	36,300	36,891
Rohm & Haas Co.
5.600% due 03/15/2013	1,700	1,716
Sanofi
0.620% due 03/28/2014	3,250	3,263
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013	14,900	15,001
Texas Instruments, Inc.
0.490% due 05/15/2013	47,100	47,153
Total Capital Canada Ltd.
0.710% due 01/17/2014	8,900	8,939
United Technologies Corp.
0.581% due 12/02/2013	2,600	2,608
Volkswagen International Finance NV
0.918% due 04/01/2014	13,080	13,126
1.625% due 08/12/2013	33,834	34,077

WMC Finance USA Ltd.
5.125% due 05/15/2013	1,300	1,323

		361,368

UTILITIES 0.5%
BellSouth Corp.
4.020% due 04/26/2021	29,000	29,302
BP Capital Markets PLC
0.910% due 03/11/2014	8,200	8,249
3.750% due 06/17/2013	4,000	4,058
5.250% due 11/07/2013	15,000	15,612

		57,221

Total Corporate Bonds & Notes (Cost $2,339,954)		2,338,816

U.S. GOVERNMENT AGENCIES 26.6%
Federal Farm Credit Bank
0.191% due 07/29/2013	70,000	70,051
0.220% due 09/06/2013 - 11/04/2013	126,510	126,557
0.230% due 11/18/2013	40,000	40,018
0.240% due 02/03/2014 - 02/20/2014	145,000	145,065
0.271% due 06/14/2013	20,000	20,019
0.390% due 03/27/2014	110,800	111,053
Federal Home Loan Bank
0.090% due 12/11/2013	104,340	104,243
0.170% due 02/28/2014	53,000	53,000
0.180% due 02/27/2014	103,000	103,012
0.230% due 02/03/2014	165,000	165,056
0.250% due 02/14/2014	99,890	99,977
0.260% due 11/25/2013 - 02/24/2014	934,830	935,441
0.260% due 01/02/2014 (a)	576,830	577,202
0.320% due 12/11/2013	100,000	100,136
0.330% due 01/03/2014	30,000	30,052
0.340% due 12/18/2013	94,400	94,568

Total U.S. Government Agencies (Cost $2,773,484)		2,775,450

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.000% due 01/15/2014	380	383

Total U.S. Treasury Obligations (Cost $383)		383

MORTGAGE-BACKED SECURITIES 0.6%
Arkle Master Issuer PLC
0.409% due 02/17/2013	64,000	64,096

Total Mortgage-Backed Securities (Cost $64,000)		64,096

ASSET-BACKED SECURITIES 0.3%
Ally Auto Receivables Trust
0.250% due 11/15/2013	25,389	25,390
0.339% due 06/17/2013	1,005	1,005
Ford Credit Auto Owner Trust
0.220% due 12/15/2013	5,939	5,939
Santander Drive Auto Receivables Trust
1.040% due 04/15/2014	4,312	4,316

Total Asset-Backed Securities (Cost $36,651)		36,650

SOVEREIGN ISSUES 5.0%
Export Development Canada
0.350% due 03/19/2013	38,000	38,015
Hydro-Quebec
8.000% due 02/01/2013	19,320	19,437
Japan Bank for International Cooperation
4.250% due 06/18/2013	13,100	13,328
Kommunalbanken A/S
0.419% due 10/21/2013	55,700	55,737
0.431% due 03/10/2014	36,100	36,137
Kommunekredit
0.517% due 04/23/2014	10,000	10,023
Kommuninvest Sverige AB
1.875% due 06/04/2013	2,000	2,013
Ontario Electricity Financial Corp.
7.450% due 03/31/2013	78,172	79,514
Province of Ontario
1.375% due 01/27/2014	236,000	238,629

4.100% due 06/16/2014	33,000	34,794

Total Sovereign Issues (Cost $527,641)		527,627

SHORT-TERM INSTRUMENTS 46.3%
CERTIFICATES OF DEPOSIT 1.8%
Banco do Brasil S.A.
0.000% due 03/26/2013	45,610	45,578
0.000% due 03/28/2013 (b)	50,790	50,951
0.000% due 05/06/2013	12,000	12,021
0.000% due 10/11/2013	17,000	16,717
0.000% due 11/01/2013	11,000	10,931
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	35,000	34,888
0.000% due 10/31/2013	12,500	12,352

		183,438

COMMERCIAL PAPER 12.3%
Abbey National Treasury Services PLC
0.600% due 02/19/2013	25,500	25,480
1.019% due 04/03/2013	35,450	35,407
Amcor Ltd.
0.420% due 01/25/2013	12,500	12,497
0.520% due 01/04/2013	1,500	1,500
0.520% due 01/08/2013	10,900	10,899
0.520% due 01/10/2013	10,900	10,899
BP Capital Markets PLC
0.600% due 08/12/2013	25,650	25,612
0.650% due 08/06/2013	13,200	13,181
0.666% due 02/08/2013	6,400	6,400
0.750% due 02/22/2013	265	265
0.830% due 02/22/2013	21,300	21,275
British Telecommunications PLC
1.600% due 05/15/2013	8,200	8,180
1.640% due 05/15/2013	39,000	38,903
1.740% due 06/03/2013	20,000	19,939
City of Dallas TX
0.010% due 01/16/2013	4,800	4,800
Daimler Finance North America LLC
1.130% due 03/15/2013	28,000	27,979
DCP Midstream LLC
0.580% due 01/09/2013	7,700	7,699
Devon Energy Corp.
0.400% due 02/01/2013	73,100	73,076
Dominion Resources, Inc.
0.420% due 01/14/2013	500	500
0.420% due 01/15/2013	634	634
0.420% due 01/17/2013	2,800	2,799
0.420% due 01/22/2013	15,800	15,796
0.450% due 01/10/2013	9,300	9,299
Duke Energy Corp.
0.470% due 01/02/2013	33,090	33,090
Electricite de France S.A.
0.825% due 01/17/2014	44,500	44,160
Entergy Corp.
0.700% due 01/07/2013	1,000	1,000
0.930% due 01/17/2013	15,600	15,594
0.930% due 02/05/2013	7,100	7,094
Enterprise Products Operating LLC
0.450% due 01/16/2013	16,200	16,197
0.450% due 01/23/2013	2,600	2,599
Erste Abwicklungsanstalt
0.480% due 05/03/2013	55,800	55,746
0.480% due 05/07/2013	27,060	27,033
0.490% due 05/17/2013	60,000	59,933
Ford Motor Credit Co. LLC
1.017% due 02/15/2013	23,300	23,272
1.650% due 06/07/2013	27,930	27,802
Hitachi Capital America Corp.
0.460% due 01/18/2013	2,000	2,000
Holcim U.S. Finance SARL & Cie S.C.S.
0.520% due 02/06/2013	11,500	11,494
0.520% due 02/26/2013	15,000	14,988
0.570% due 01/08/2013	24,600	24,598
Kansas City Power & Light Co.
0.980% due 01/18/2013	3,000	2,999
NextEra Energy Capital Holdings, Inc.
0.420% due 01/04/2013	4,000	4,000
Nisource Finance Corp.
1.250% due 02/01/2013	10,400	10,389
Nissan Motor Acceptance Corporation
0.420% due 01/11/2013	26,500	26,497
0.435% due 01/28/2013	800	800

0.450% due 01/28/2013	10,500	10,497
Northeast Utilities
0.400% due 01/04/2013	4,400	4,400
0.420% due 01/04/2013	9,900	9,900
0.420% due 01/07/2013	9,500	9,499
0.430% due 01/07/2013	10,800	10,799
0.440% due 01/02/2013	18,000	18,000
PPL Energy Supply LLC
0.450% due 01/18/2013	23,300	23,295
0.460% due 01/14/2013	16,300	16,297
0.460% due 01/15/2013	5,200	5,199
0.460% due 01/22/2013	1,600	1,600
Public Service Electric and Gas
0.410% due 01/09/2013	27,700	27,698
Spectra Energy Capital
0.440% due 01/11/2013	4,100	4,100
0.460% due 01/11/2013	22,000	21,997
Standard Chartered Bank
0.858% due 09/26/2013	2,600	2,589
0.950% due 09/26/2013	65,275	65,002
0.950% due 10/01/2013	10,000	9,957
Straight-A Funding LLC
0.180% due 01/08/2013	50,463	50,461
0.180% due 01/14/2013	21,677	21,676
0.180% due 01/16/2013	25,015	25,013
0.180% due 01/17/2013	25,000	24,998
Virginia Electric & Power Co.
0.420% due 01/14/2013	8,400	8,399
0.430% due 01/22/2013	5,900	5,899
0.440% due 01/14/2013	5,800	5,799
0.440% due 01/17/2013	2,650	2,650
Vodafone Group PLC
1.024% due 09/09/2013	19,400	19,298
1.200% due 06/11/2013	5,400	5,386
Volvo Group Treasury North America
0.620% due 01/29/2013	21,000	20,990
0.630% due 01/15/2013	4,500	4,499
0.630% due 01/28/2013	4,500	4,498
0.640% due 01/10/2013	25,400	25,396
0.640% due 01/11/2013	33,600	33,595
0.640% due 01/15/2013	5,400	5,399

		1,289,089

REPURCHASE AGREEMENTS 27.4%
Banc of America Securities LLC
0.230% due 01/02/2013	254,100	254,100
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.125% - 2.125% due 12/31/2014 - 12/31/2015 valued at $259,228. Repurchase proceeds are $254,103)
0.240% due 01/03/2013	35,500	35,500
(Dated 01/02/2013. Collateralized by U.S. Treasury Notes 0.625% due 08/31/2017 valued at $36,291. Repurchase proceeds are $35,500)
Bank of Nova Scotia
0.260% due 01/04/2013	155,612	155,612
(Dated 09/10/2012. Collateralized by Fannie Mae 2.000% due 01/25/2027 valued at $162,782. Repurchase proceeds are $155,740.)
Barclays, Inc.
0.230% due 01/02/2013	3,600	3,600
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $3,673. Repurchase proceeds are $3,600)
0.230% due 01/03/2013	500	500
(Dated 01/02/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016 valued at $510. Repurchase proceeds are $500)
0.250% due 01/03/2013	30,500	30,500
(Dated 01/02/2013. Collateralized by Ginnie Mae 6.000% due 07/20/2040 valued at $31,532. Repurchase proceeds are $30,500)
0.260% due 02/13/2013	103,100	103,100
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $107,109. Repurchase proceeds are $103,206)
0.270% due 01/16/2013	400,000	400,000

(Dated 07/20/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $307,861 and Freddie Mac 3.000% due 11/01/2042 valued at $44,341 and Ginnie Mae 3.000% due 09/20/2042 valued at $54,287. Repurchase proceeds are $400,498)

0.270% due 01/24/2013	442,800	442,800

(Dated 07/24/2012. Collateralized by Fannie Mae 4.000% due 05/01/2042 valued at $126,646 and Freddie Mac 3.500% due 01/01/2042 valued at $125,009 and Ginnie Mae 3.000% - 4.500% due 05/20/2041 - 09/20/2042 valued at $204,620. Repurchase proceeds are $443,338)

0.340% due 04/24/2014	16,469	16,469
(Dated 04/25/2012. Collateralized by Macy’s Retail Holdings, Inc. 5.750% due 07/15/2014 valued at $17,149. Repurchase proceeds are $16,508)
0.340% due 07/27/2014	9,156	9,156
(Dated 07/27/2012. Collateralized by Citigroup, Inc. 4.450% due 01/10/2017 valued at $10,227. Repurchase proceeds are $9,170)
BNP Paribas Securities Corp.
0.140% due 01/10/2013	15,000	15,000
(Dated 12/28/2012. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $15,613. Repurchase proceeds are $15,000.)
Credit Suisse Securities (USA) LLC
0.230% due 01/02/2013	30,700	30,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $31,419. Repurchase proceeds are $30,700.)
Goldman Sachs Group, Inc.
0.260% due 01/14/2013	18,900	18,900
(Dated 11/27/2012. Collateralized by Freddie Mac 3.500% due 08/01/2042 valued at $19,522. Repurchase proceeds are $18,905.)

HSBC Bank USA N.A.
0.260% due 01/02/2013	140,000	140,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $142,789. Repurchase proceeds are $140,002.)
JPMorgan Securities, Inc.
0.240% due 01/02/2013	30,200	30,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.750% due 07/31/2015 valued at $30,852. Repurchase proceeds are $30,200)
0.250% due 01/02/2013	24,400	24,400
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% - 2.125% due 06/30/2015 - 06/30/2016 valued at $24,936. Repurchase proceeds are $24,400)
0.250% due 01/03/2013	12,700	12,700
(Dated 01/02/2013. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $12,967. Repurchase proceeds are $12,700)
0.260% due 01/02/2013	1,000	1,000
(Dated 12/31/2012. Collateralized by Freddie Mac 4.375% due 07/17/2015 valued at $1,022. Repurchase proceeds are $1,000)
Morgan Stanley & Co., Inc.
0.240% due 01/03/2013	101,600	101,600
(Dated 01/02/2013. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $103,577. Repurchase proceeds are $101,600)
0.250% due 01/03/2013	2,800	2,800
(Dated 01/02/2013. Collateralized by Fannie Mae 0.500% due 11/27/2015 valued at $2,859. Repurchase proceeds are $2,800)
RBC Capital Markets LLC
0.250% due 01/02/2013	657,200	657,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.500% due 09/15/2015 - 12/31/2017 valued at $670,701. Repurchase proceeds are $657,209)
0.250% due 02/04/2013	41,500	41,500
(Dated 11/05/2012. Collateralized by Ginnie Mae 3.000% due 08/20/2042 valued at $42,585. Repurchase proceeds are $41,517)
RBS Securities, Inc.
0.230% due 01/02/2013	1,300	1,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2016 valued at $1,327. Repurchase proceeds are $1,300)
0.230% due 01/07/2013	87,000	87,000
(Dated 12/10/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $88,028. Repurchase proceeds are $87,013)
Societe Generale
0.230% due 01/02/2013	233,200	233,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $237,399. Repurchase proceeds are $233,203.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	10,880	10,880
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $11,101. Repurchase proceeds are $10,880.)

		2,859,717

SHORT-TERM NOTES 3.9%
American Honda Finance Corp.
0.393% due 08/02/2013	15,400	15,401
0.463% due 05/02/2013	7,900	7,903
0.580% due 01/17/2013	3,000	3,000
Export Development Canada
0.335% due 05/23/2013	55,930	55,959
Federal Home Loan Bank
0.081% due 02/06/2013	11,000	10,999
0.220% due 08/22/2013 - 09/06/2013	288,700	288,786
Fosse Master Issuer PLC
0.389% due 04/18/2013	25,570	25,575
Hyundai Auto Receivables Trust
0.293% due 07/15/2013	5,575	5,577

		413,200

FINLAND TREASURY BILLS 0.9%
0.274% due 06/19/2013	90,000	89,859

Total Short-Term Instruments (Cost $4,833,599)		4,835,303

Total Investments 101.2% (Cost $10,575,712)		$10,578,325
Other Assets and Liabilities (Net) (1.2%)		(127,599)

Net Assets 100.0%		$10,450,726

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Securities with an aggregate market value of $1,651 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(b)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco do Brasil S.A.	0.000%	03/28/2013	06/25/2012 - 10/05/2012	$50,604	$50,951	0.49%

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,920,227	$0	$1,920,227
Industrials	0	361,368	0	361,368
Utilities	0	57,221	0	57,221
U.S. Government Agencies	0	2,775,450	0	2,775,450
U.S. Treasury Obligations	0	383	0	383
Mortgage-Backed Securities	0	64,096	0	64,096
Asset-Backed Securities	0	36,650	0	36,650
Sovereign Issues	0	527,627	0	527,627
Short-Term Instruments
Certificates of Deposit	0	166,721	16,717	183,438
Commercial Paper	0	1,289,089	0	1,289,089
Repurchase Agreements	0	2,859,717	0	2,859,717
Short-Term Notes	0	413,200	0	413,200
Finland Treasury Bills	0	0	89,859	89,859

	$0	$10,471,749	$106,576	$10,578,325

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$30,831	$0	$0	$0	$0	$(16)	$0	$(30,815)	$0	$0
Sovereign Issues	29,994	0	(30,017)	(4)	2	25	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	16,732	0	61	0	(76)	0	0	16,717	(76)
Finland Treasury Bills	0	89,855	0	32	0	(28)	0	0	89,859	(28)

Totals	$60,825	$106,587	$(30,017)	$89	$2	$(95)	$0	$(30,815)	$106,576	$(104)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Short-Term Instruments
Certificates of Deposit	$16,717	Benchmark Pricing	Base Price	98.35
Finland Treasury Bills	89,859	Benchmark Pricing	Base Price	99.89

Total	$106,576

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 21.3%
BANKING & FINANCE 18.0%
American Express Bank FSB
5.500% due 04/16/2013	$6,078	$6,166
American Express Credit Corp.
5.875% due 05/02/2013	3,860	3,930
7.300% due 08/20/2013	3,860	4,026
American Honda Finance Corp.
2.375% due 03/18/2013	525	527
ANZ New Zealand International Ltd.
6.200% due 07/19/2013	1,250	1,283
Bank of America Corp.
4.900% due 05/01/2013	4,000	4,055
Bank of Nova Scotia
1.450% due 07/26/2014	162,115	163,183
Bank One Corp.
5.250% due 01/30/2013	1,214	1,218
Berkshire Hathaway Finance Corp.
4.500% due 01/15/2013	1,400	1,402
5.000% due 08/15/2013	500	514
Berkshire Hathaway, Inc.
2.125% due 02/11/2013	300	301
BRFkredit A/S
2.050% due 04/15/2013	3,000	3,015
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	114,890	115,054
Chubb Corp.
5.200% due 04/01/2013	500	506
Citigroup, Inc.
2.310% due 08/13/2013	3,860	3,898
5.500% due 04/11/2013	15,700	15,863
CME Group, Inc.
5.400% due 08/01/2013	1,000	1,029
Commonwealth Bank of Australia
0.533% due 02/26/2013	2,500	2,501
0.763% due 07/12/2013	5,800	5,814
DanFin Funding Ltd.
1.034% due 07/16/2013	49,050	49,188
FIH Erhvervsbank A/S
0.680% due 06/13/2013	16,800	16,662
2.000% due 06/12/2013	4,000	4,029
FMS Wertmanagement AoR
0.410% due 06/21/2013	6,600	6,600
General Electric Capital Corp.
0.429% due 06/20/2013	730	730
1.201% due 01/07/2014	3,713	3,742
1.875% due 09/16/2013	470	475
5.900% due 05/13/2014	1,000	1,072
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	20,185	20,249
4.750% due 07/15/2013	13,055	13,331
5.150% due 01/15/2014	600	626
5.250% due 04/01/2013	2,180	2,206
5.250% due 10/15/2013	6,916	7,160
HSBC Bank PLC
0.960% due 08/12/2013	4,070	4,084
1.625% due 08/12/2013	2,000	2,014
HSBC Finance Corp.
4.750% due 07/15/2013	3,590	3,665
Inter-American Development Bank
0.090% due 02/18/2014	11,400	11,346
John Deere Capital Corp.
0.465% due 04/25/2014	5,700	5,710
0.490% due 07/15/2013	1,200	1,202
JPMorgan Chase & Co.
4.750% due 05/01/2013	2,800	2,841
KFW
1.500% due 04/04/2014	5,000	5,072
Landwirtschaftliche Rentenbank
0.330% due 02/12/2013	2,370	2,370
4.375% due 01/15/2013	6,800	6,809
MBNA Corp.
6.125% due 03/01/2013	3,000	3,025
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	1,140	1,145
MetLife, Inc.
1.563% due 08/06/2013	3,760	3,787

Metropolitan Life Global Funding
2.500% due 01/11/2013	3,220	3,222
5.125% due 04/10/2013	11,490	11,635
5.200% due 09/18/2013	500	516
Monumental Global Funding
0.485% due 01/25/2013	3,700	3,700
0.485% due 10/25/2013	1,500	1,499
5.500% due 04/22/2013	780	791
Morgan Stanley
1.293% due 04/29/2013	2,070	2,075
1.916% due 01/24/2014	1,000	1,007
National Bank of Canada
1.650% due 01/30/2014	18,470	18,726
Network Rail Infrastructure Finance PLC
3.500% due 06/17/2013	1,700	1,725
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015	6,400	6,398
1.875% due 04/07/2014	25,000	25,460
Northern Trust Corp.
5.500% due 08/15/2013	200	206
PACCAR Financial Corp.
2.050% due 06/17/2013	220	222
Pricoa Global Funding
0.510% due 09/27/2013	4,700	4,703
Stadshypotek AB
0.861% due 09/30/2013	1,600	1,604
1.450% due 09/30/2013	17,665	17,799
Sun Life Financial Global Funding LP
0.561% due 10/06/2013	3,000	2,998
Swedbank AB
0.790% due 01/14/2013	2,000	2,000
2.900% due 01/14/2013	5,700	5,704
Toyota Motor Credit Corp.
0.478% due 01/27/2014	21,200	21,228
U.S. Bancorp
1.375% due 09/13/2013	7,623	7,669
Wachovia Corp.
5.500% due 05/01/2013	750	763

		655,075

INDUSTRIALS 2.8%
Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014	9,667	9,721
1.040% due 03/26/2013	6,210	6,222
2.500% due 03/26/2013	6,370	6,400
Apache Corp.
5.250% due 04/15/2013	3,502	3,548
BMW Australia Finance Ltd.
0.912% due 02/25/2013	4,000	4,002
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	8,005	8,132
COX Communications, Inc.
4.625% due 06/01/2013	300	305
Diageo Capital PLC
5.200% due 01/30/2013	3,597	3,610
Diageo Finance BV
5.500% due 04/01/2013	1,250	1,266
EI du Pont de Nemours & Co.
4.875% due 04/30/2014	400	423
Enterprise Products Operating LLC
5.650% due 04/01/2013	1,600	1,618
General Electric Co.
5.000% due 02/01/2013	200	201
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	3,550	3,610
HJ Heinz Co.
5.350% due 07/15/2013	2,000	2,051
Mondelez International, Inc.
6.000% due 02/11/2013	725	729
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	2,000	2,003
PepsiCo, Inc.
0.875% due 10/25/2013	1,200	1,206
Philip Morris International, Inc.
4.875% due 05/16/2013	14,400	14,634
Rohm & Haas Co.
5.600% due 03/15/2013	300	303
Sanofi
0.620% due 03/28/2014	1,700	1,707
Schlumberger Norge A/S
3.000% due 03/18/2013	2,410	2,424
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013	5,900	5,940

Texas Instruments, Inc.
0.490% due 05/15/2013	8,725	8,735
Total Capital Canada Ltd.
0.710% due 01/17/2014	2,700	2,712
United Technologies Corp.
0.581% due 12/02/2013	800	802
Volkswagen International Finance NV
0.918% due 04/01/2014	5,800	5,820
1.625% due 08/12/2013	4,500	4,532

		102,656

UTILITIES 0.5%
BellSouth Corp.
4.020% due 04/26/2021	4,000	4,042
BP Capital Markets PLC
0.910% due 03/11/2014	2,500	2,515
3.750% due 06/17/2013	5,560	5,640
5.250% due 11/07/2013	4,900	5,100
British Telecommunications PLC
5.150% due 01/15/2013	3,033	3,037

		20,334

Total Corporate Bonds & Notes (Cost $778,464)		778,065

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
1.250% due 02/27/2014	5,106	5,176
Federal Farm Credit Bank
0.191% due 07/29/2013	5,000	5,004
0.220% due 09/06/2013 - 11/04/2013	14,210	14,215
0.240% due 02/03/2014 - 02/20/2014	30,750	30,764
0.245% due 02/07/2014	25,000	25,014
2.625% due 04/17/2014	5,272	5,393
Federal Home Loan Bank
0.090% due 12/11/2013	15,760	15,745
0.133% due 01/27/2014	100	100
0.170% due 02/28/2014	11,000	11,000
0.230% due 02/03/2014 - 04/25/2014	220,000	220,080
0.250% due 11/08/2013 - 04/11/2014	60,000	60,041
0.260% due 11/25/2013 - 02/24/2014	522,260	522,598
0.275% due 11/04/2013	18,500	18,514
0.330% due 01/17/2014	45,000	45,079
0.500% due 12/13/2013	37,000	37,086

Total U.S. Government Agencies (Cost $1,015,093)		1,015,809

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.125% due 09/30/2013 (a)	331	331

Total U.S. Treasury Obligations (Cost $331)		331

MORTGAGE-BACKED SECURITIES 0.3%
Arkle Master Issuer PLC
0.409% due 02/17/2013	10,100	10,115

Total Mortgage-Backed Securities (Cost $10,100)		10,115

ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.250% due 11/15/2013	5,803	5,803
0.339% due 06/17/2013	139	139
Ford Credit Auto Owner Trust
0.220% due 12/15/2013	1,947	1,947
Santander Drive Auto Receivables Trust
1.040% due 04/15/2014	1,035	1,036

Total Asset-Backed Securities (Cost $8,925)		8,925

SOVEREIGN ISSUES 6.5%
Belgium Government International Bond
4.250% due 09/03/2013	2,500	2,564
Export Development Canada
0.350% due 03/19/2013	4,800	4,802
Hydro-Quebec
8.000% due 02/01/2013	6,070	6,107
Japan Bank for International Cooperation
4.250% due 06/18/2013	10,400	10,583
Kommunalbanken A/S
0.419% due 10/21/2013	18,900	18,913
0.431% due 03/10/2014	17,700	17,720
Kommunekredit
0.517% due 04/23/2014	5,000	5,012

1.250% due 09/03/2013	4,000	4,025
Ontario Electricity Financial Corp.
7.450% due 03/31/2013	37,340	37,981
Province of British Columbia
4.300% due 05/30/2013	2,000	2,033
Province of Nova Scotia
7.250% due 07/27/2013	1,510	1,571
Province of Ontario
1.375% due 01/27/2014	108,554	109,763
4.100% due 06/16/2014	14,725	15,525

Total Sovereign Issues (Cost $236,590)		236,599

SHORT-TERM INSTRUMENTS 43.4%
CERTIFICATES OF DEPOSIT 0.2%
Bank of Nova Scotia
0.488% due 09/16/2013	7,500	7,514

COMMERCIAL PAPER 10.9%
Abbey National Treasury Services PLC
0.600% due 02/19/2013	8,600	8,593
1.019% due 04/03/2013	8,100	8,090
Amcor Ltd.
0.420% due 01/25/2013	4,300	4,299
0.520% due 01/04/2013	500	500
0.520% due 01/08/2013	4,100	4,100
0.520% due 01/10/2013	4,100	4,100
BP Capital Markets PLC
0.400% due 08/06/2013	2,500	2,496
0.600% due 08/12/2013	6,200	6,191
0.650% due 08/06/2013	12,200	12,183
British Telecommunications PLC
1.600% due 05/15/2013	1,100	1,097
1.640% due 05/15/2013	5,190	5,177
City of Dallas TX
0.010% due 01/16/2013	1,700	1,700
Daimler Finance North America LLC
1.130% due 03/15/2013	3,125	3,123
DCP Midstream LLC
0.470% due 01/11/2013	10,450	10,449
Devon Energy Corp.
0.400% due 01/25/2013	22,600	22,594
0.400% due 02/01/2013	5,900	5,898
Dominion Resources, Inc.
0.420% due 01/14/2013	1,800	1,800
0.420% due 01/17/2013	700	700
0.420% due 01/22/2013	5,600	5,599
0.450% due 01/10/2013	2,000	2,000
Duke Energy Corp.
0.470% due 01/02/2013	7,700	7,700
Electricite de France S.A.
0.825% due 01/17/2014	21,500	21,336
Entergy Corp.
0.700% due 01/07/2013	1,000	1,000
0.730% due 01/16/2013	1,100	1,100
0.930% due 01/17/2013	3,800	3,799
0.930% due 02/05/2013	3,600	3,597
Enterprise Products Operating LLC
0.450% due 01/23/2013	7,400	7,398
Erste Abwicklungsanstalt
0.480% due 05/03/2013	12,000	11,988
0.480% due 05/07/2013	6,130	6,124
0.490% due 05/17/2013	15,000	14,983
Ford Motor Credit Co. LLC
1.017% due 02/15/2013	16,300	16,280
Holcim U.S. Finance SARL & Cie S.C.S.
0.520% due 02/06/2013	5,000	4,997
0.520% due 02/26/2013	7,000	6,994
0.540% due 03/13/2013	3,100	3,098
0.570% due 01/08/2013	5,900	5,899
Kansas City Power & Light Co.
0.470% due 01/02/2013	1,000	1,000
0.980% due 01/18/2013	3,500	3,498
NextEra Energy Capital Holdings, Inc.
0.420% due 01/04/2013	3,000	3,000
Nissan Motor Acceptance Corporation
0.420% due 01/07/2013	3,400	3,400
0.420% due 01/11/2013	3,000	3,000
0.435% due 01/28/2013	2,300	2,299
0.450% due 01/28/2013	3,500	3,499
Northeast Utilities
0.400% due 01/04/2013	2,000	2,000
0.420% due 01/04/2013	4,500	4,500

0.420% due 01/07/2013	3,500	3,500
0.430% due 01/07/2013	4,000	4,000
0.440% due 01/02/2013	5,000	5,000
PPL Energy Supply LLC
0.450% due 01/18/2013	8,000	7,998
0.460% due 01/14/2013	5,300	5,299
0.460% due 01/15/2013	1,700	1,700
0.460% due 01/22/2013	600	600
Public Service Electric and Gas
0.410% due 01/09/2013	10,500	10,499
RCI Banque S.A.
0.806% due 04/26/2013	5,500	5,485
0.826% due 04/26/2013	14,000	13,962
Spectra Energy Capital
0.440% due 01/11/2013	1,800	1,800
0.460% due 01/08/2013	9,000	8,999
Standard Chartered Bank
0.950% due 09/26/2013	14,000	13,942
0.950% due 10/01/2013	3,000	2,987
Straight-A Funding LLC
0.180% due 01/14/2013	17,000	16,999
Virginia Electric & Power Co.
0.420% due 01/14/2013	2,700	2,700
0.420% due 01/15/2013	400	400
0.420% due 01/23/2013	3,000	2,999
0.430% due 01/22/2013	3,500	3,499
0.440% due 01/14/2013	1,900	1,900
0.440% due 01/17/2013	1,600	1,600
Vodafone Group PLC
1.024% due 09/09/2013	4,000	3,979
1.200% due 06/11/2013	650	648
Volvo Group Treasury North America
0.620% due 01/29/2013	3,900	3,898
0.630% due 01/15/2013	2,900	2,899
0.640% due 01/10/2013	5,000	4,999
0.640% due 01/11/2013	6,300	6,299
0.640% due 01/15/2013	4,300	4,299

		396,067

REPURCHASE AGREEMENTS 12.3%
Banc of America Securities LLC
0.230% due 01/02/2013	46,900	46,900
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $47,827. Repurchase proceeds are $46,901.)
Bank of Nova Scotia
0.260% due 01/04/2013	33,700	33,700
(Dated 09/10/2012. Collateralized by Fannie Mae 1.000% due 08/22/2024 valued at $35,268. Repurchase proceeds are $33,728.)
Barclays, Inc.
0.160% due 01/11/2013	15,000	15,000
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $15,316. Repurchase proceeds are $15,001)
0.260% due 02/13/2013	26,500	26,500
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $27,531. Repurchase proceeds are $26,527)
0.270% due 01/24/2013	115,000	115,000
(Dated 07/24/2012. Collateralized by Fannie Mae 3.000% due 07/01/2027 valued at $115,369. Repurchase proceeds are $115,140)
Citigroup Global Markets, Inc.
0.170% due 01/04/2013	13,700	13,700
(Dated 12/21/2012. Collateralized by Freddie Mac 1.620% due 11/21/2019 valued at $14,167. Repurchase proceeds are $13,701)
0.170% due 01/08/2013	39,300	39,300
(Dated 12/21/2012. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $40,251. Repurchase proceeds are $39,302)
Goldman Sachs Group, Inc.
0.250% due 01/14/2013	50,400	50,400
(Dated 11/30/2012. Collateralized by Fannie Mae 2.500% due 11/01/2027 valued at $51,731. Repurchase proceeds are $50,412)
0.260% due 01/14/2013	24,200	24,200
(Dated 11/30/2012. Collateralized by Freddie Mac 3.500% due 08/01/2042 valued at $24,974. Repurchase proceeds are $24,206)
JPMorgan Securities, Inc.
0.461% due 02/05/2013	5,678	5,678
(Dated 11/06/2012. Collateralized by District of Columbia 2.000% due 09/30/2013 valued at $6,105. Repurchase proceeds are $5,682.)
RBC Capital Markets LLC
0.250% due 02/04/2013	69,550	69,550
(Dated 11/05/2012. Collateralized by Ginnie Mae 3.000% due 08/20/2042 valued at $71,368. Repurchase proceeds are $69,578.)
State Street Bank and Trust Co.
0.010% due 01/02/2013	8,580	8,580
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $8,754. Repurchase proceeds are $8,580.)

		448,508

SHORT-TERM NOTES 19.0%
American Honda Finance Corp.
0.393% due 08/02/2013	3,600	3,600
0.463% due 05/02/2013	2,630	2,631
0.580% due 01/17/2013	700	700
Export Development Canada
0.335% due 05/23/2013	14,300	14,307
Federal Home Loan Bank
0.100% due 08/13/2013	16,920	16,912

0.220% due 08/22/2013 - 09/06/2013	650,000	650,193
Fosse Master Issuer PLC
0.389% due 04/18/2013	3,450	3,451
Hyundai Auto Receivables Trust
0.293% due 07/15/2013	1,234	1,234

		693,028

FINLAND TREASURY BILLS 1.0%
0.274% due 06/19/2013	35,000	34,945

Total Short-Term Instruments (Cost $1,579,632)		1,580,062

Total Investments 99.5% (Cost $3,629,135)		$3,629,906
Other Assets and Liabilities (Net) 0.5%		17,994

Net Assets 100.0%		$3,647,900

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Securities with an aggregate market value of $331 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$655,075	$0	$655,075
Industrials	0	102,656	0	102,656
Utilities	0	20,334	0	20,334
U.S. Government Agencies	0	1,015,809	0	1,015,809
U.S. Treasury Obligations	0	331	0	331
Mortgage-Backed Securities	0	10,115	0	10,115
Asset-Backed Securities	0	8,925	0	8,925
Sovereign Issues	0	236,599	0	236,599
Short-Term Instruments
Certificates of Deposit	0	7,514	0	7,514
Commercial Paper	0	396,067	0	396,067
Repurchase Agreements	0	448,508	0	448,508
Short-Term Notes	0	693,028	0	693,028
Finland Treasury Bills	0	0	34,945	34,945

	$0	$3,594,961	$34,945	$3,629,906

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$2,503	$0	$0	$0	$0	$(2)	$0	$(2,501)	$0	$0
Sovereign Issues	3,999	0	(4,002)	(1)	0	4	0	0	0	0
Short-Term Instruments
Sovereign Issues	0	34,944	0	12	0	(11)	0	0	34,945	(11)

Totals	$6,502	$34,944	$(4,002)	$11	$0	$(9)	$0	$(2,501)	$34,945	$(11)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Short-Term Instruments
Sovereign Issues	$34,945	Benchmark Pricing	Base Price	99.89

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 22.2%
BANKING & FINANCE 18.7%
African Development Bank
1.625% due 02/11/2013	$2,100	$2,103
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	150	152
American Express Bank FSB
5.500% due 04/16/2013	4,319	4,382
American Express Credit Corp.
5.875% due 05/02/2013	17,111	17,421
7.300% due 08/20/2013	37,890	39,524
American Honda Finance Corp.
1.625% due 09/20/2013	5,115	5,162
2.375% due 03/18/2013	10,645	10,688
4.625% due 04/02/2013	3,925	3,966
6.700% due 10/01/2013	5,750	6,012
ANZ New Zealand International Ltd.
1.309% due 12/20/2013	3,300	3,330
Bank of America Corp.
4.900% due 05/01/2013	14,910	15,115
Bank of Nova Scotia
1.450% due 07/26/2014	459,094	462,119
Bank One Corp.
5.250% due 01/30/2013	6,100	6,121
Berkshire Hathaway Finance Corp.
4.500% due 01/15/2013	5,000	5,007
5.000% due 08/15/2013	3,100	3,189
Berkshire Hathaway, Inc.
0.740% due 02/11/2013	3,000	3,002
2.125% due 02/11/2013	1,009	1,011
BRFkredit A/S
0.590% due 04/15/2013	45,500	45,505
2.050% due 04/15/2013	12,960	13,023
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	307,812	308,250
Caterpillar Financial Services Corp.
1.550% due 12/20/2013	350	354
Citigroup, Inc.
1.160% due 02/15/2013	7,225	7,226
2.310% due 08/13/2013	8,050	8,129
5.500% due 04/11/2013	44,568	45,030
6.500% due 08/19/2013	25,200	26,076
CME Group, Inc.
5.400% due 08/01/2013	6,900	7,098
Commonwealth Bank of Australia
0.763% due 07/12/2013	3,000	3,007
DanFin Funding Ltd.
1.034% due 07/16/2013	96,300	96,570
Dexia Credit Local S.A.
0.711% due 03/05/2013	6,000	5,992
FIH Erhvervsbank A/S
0.680% due 06/13/2013	107,500	106,620
2.000% due 06/12/2013	14,950	15,060
FMS Wertmanagement AoR
0.410% due 06/21/2013	30,600	30,602
General Electric Capital Corp.
0.429% due 06/20/2013	4,860	4,861
1.875% due 09/16/2013	400	404
4.800% due 05/01/2013	3,725	3,780
5.900% due 05/13/2014	4,740	5,082
Goldman Sachs Group, Inc.
1.312% due 02/07/2014	16,470	16,523
1.313% due 07/29/2013	34,979	35,096
4.750% due 07/15/2013	65,602	66,987
5.150% due 01/15/2014	11,590	12,090
5.250% due 04/01/2013	300	304
5.250% due 10/15/2013	22,705	23,504
HSBC Bank PLC
0.960% due 08/12/2013	21,310	21,385
1.625% due 08/12/2013	7,500	7,554
HSBC Finance Corp.
4.750% due 07/15/2013	21,365	21,814
6.000% due 04/15/2013	2,230	2,256
Inter-American Development Bank
0.090% due 02/18/2014	44,700	44,487
John Deere Capital Corp.
0.465% due 04/25/2014	25,000	25,043

0.490% due 07/15/2013		6,900	6,909
4.900% due 09/09/2013		2,360	2,433
JPMorgan Chase & Co.
1.061% due 09/30/2013		500	503
4.750% due 05/01/2013		17,192	17,442
5.375% due 01/15/2014		3,000	3,149
KFW
1.500% due 04/04/2014		10,000	10,144
3.500% due 03/10/2014		3,150	3,268
Landwirtschaftliche Rentenbank
0.330% due 02/12/2013		1,850	1,850
2.250% due 03/11/2014		25,000	25,563
3.250% due 03/15/2013		4,000	4,024
4.125% due 07/15/2013		1,277	1,303
4.375% due 01/15/2013		33,016	33,059
4.875% due 01/10/2014		13,637	14,269
MBNA Corp.
6.125% due 03/01/2013		4,150	4,185
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		10,515	10,561
6.150% due 04/25/2013		700	711
MetLife, Inc.
1.563% due 08/06/2013		8,915	8,980
Metropolitan Life Global Funding
2.500% due 01/11/2013		4,880	4,882
5.125% due 04/10/2013		53,577	54,252
5.200% due 09/18/2013		5,000	5,157
Monumental Global Funding
0.485% due 01/25/2013		8,050	8,051
5.500% due 04/22/2013		3,860	3,916
Morgan Stanley
1.293% due 04/29/2013		13,500	13,532
1.916% due 01/24/2014		4,800	4,832
2.810% due 05/14/2013		8,845	8,906
5.300% due 03/01/2013		2,000	2,011
National Bank of Canada
1.650% due 01/30/2014		189,630	192,261
Network Rail Infrastructure Finance PLC
0.330% due 06/14/2013		3,700	3,699
1.500% due 01/13/2014		7,545	7,638
3.500% due 06/17/2013		2,500	2,537
New York Life Global Funding
4.650% due 05/09/2013		1,000	1,014
Nordea Bank AB
1.240% due 01/14/2014		880	887
1.750% due 10/04/2013		265	268
Nordea Eiendomskreditt A/S
0.771% due 04/07/2015		19,725	19,719
1.875% due 04/07/2014		101,300	103,164
Nykredit Realkredit A/S
2.000% due 04/01/2013	DKK	469,900	83,550
PACCAR Financial Corp.
0.665% due 04/05/2013		$5,800	5,807
2.050% due 06/17/2013		180	181
Pricoa Global Funding
0.510% due 09/27/2013		12,500	12,509
Realkredit Danmark A/S
2.000% due 04/01/2013	DKK	469,900	83,500
Stadshypotek AB
0.861% due 09/30/2013		$4,900	4,913
1.450% due 09/30/2013		76,730	77,312
Sun Life Financial Global Funding LP
0.561% due 10/06/2013		17,000	16,990
Swedbank AB
0.790% due 01/14/2013		1,000	1,000
2.900% due 01/14/2013		36,950	36,978
Toyota Motor Credit Corp.
0.478% due 01/27/2014		59,965	60,044
0.900% due 01/15/2013		850	850
U.S. Bancorp
1.125% due 10/30/2013		18,240	18,362
1.375% due 09/13/2013		12,090	12,163
Wachovia Corp.
5.500% due 05/01/2013		3,100	3,152
5.700% due 08/01/2013		300	309
Westpac Banking Corp.
2.100% due 08/02/2013		200	202

			2,600,917

INDUSTRIALS 3.1%
Altria Group, Inc.
7.750% due 02/06/2014		1,000	1,075
8.500% due 11/10/2013		800	853

Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014	23,883	24,015
1.040% due 03/26/2013	31,104	31,163
2.500% due 03/26/2013	11,355	11,408
Apache Corp.
5.250% due 04/15/2013	5,000	5,066
6.000% due 09/15/2013	1,800	1,869
BMW Australia Finance Ltd.
0.912% due 02/25/2013	9,000	9,004
Boeing Co.
5.125% due 02/15/2013	661	665
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	43,675	44,366
ConocoPhillips Australia Funding Co.
5.500% due 04/15/2013	5,000	5,070
COX Communications, Inc.
4.625% due 06/01/2013	1,385	1,409
CSX Corp.
5.750% due 03/15/2013	1,050	1,061
Diageo Capital PLC
5.200% due 01/30/2013	5,900	5,922
Diageo Finance BV
5.500% due 04/01/2013	1,350	1,367
Enterprise Products Operating LLC
5.650% due 04/01/2013	5,335	5,395
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	18,450	18,761
Historic TW, Inc.
9.125% due 01/15/2013	1,200	1,203
HJ Heinz Co.
5.350% due 07/15/2013	710	728
International Business Machines Corp.
6.500% due 10/15/2013	1,000	1,049
Kroger Co.
5.000% due 04/15/2013	4,365	4,421
Mondelez International, Inc.
6.000% due 02/11/2013	447	449
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	4,450	4,458
PepsiCo, Inc.
0.875% due 10/25/2013	7,820	7,857
Philip Morris International, Inc.
4.875% due 05/16/2013	45,542	46,284
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/01/2013	1,000	1,007
Rogers Communications, Inc.
6.250% due 06/15/2013	2,975	3,052
Rohm & Haas Co.
5.600% due 03/15/2013	3,580	3,614
SABMiller PLC
5.500% due 08/15/2013	1,350	1,388
Sanofi
0.620% due 03/28/2014	4,590	4,609
Schlumberger Norge A/S
3.000% due 03/18/2013	350	352
Teva Pharmaceutical Finance BV
0.810% due 03/21/2014	400	402
Teva Pharmaceutical Finance Co. BV
1.212% due 11/08/2013	28,875	29,071
Texas Instruments, Inc.
0.490% due 05/15/2013	10,900	10,912
0.875% due 05/15/2013	8,000	8,020
Total Capital Canada Ltd.
0.710% due 01/17/2014	10,940	10,988
United Technologies Corp.
0.581% due 12/02/2013	3,200	3,210
Volkswagen International Finance NV
0.918% due 04/01/2014	97,890	98,236
1.625% due 08/12/2013	11,000	11,079
Wesfarmers Ltd.
6.998% due 04/10/2013	600	610
WMC Finance USA Ltd.
5.125% due 05/15/2013	2,990	3,042

		424,510

UTILITIES 0.4%
BellSouth Corp.
4.020% due 04/26/2021	2,000	2,021
BP Capital Markets PLC
0.910% due 03/11/2014	31,800	31,988
3.750% due 06/17/2013	4,019	4,077
5.250% due 11/07/2013	3,300	3,435
British Telecommunications PLC
5.150% due 01/15/2013	6,300	6,309

Florida Power Corp.
4.800% due 03/01/2013		1,200	1,209
Georgia Power Co.
0.610% due 01/15/2013		2,370	2,370
0.628% due 03/15/2013		364	364
Indianapolis Power & Light Co.
6.300% due 07/01/2013		4,450	4,573
Plains All American Pipeline LP
5.625% due 12/15/2013		1,828	1,917

			58,263

Total Corporate Bonds & Notes (Cost $3,079,066)			3,083,690

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.500% due 08/01/2013		200	204
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		250	251

			455

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013		600	601

NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013		200	202

Total Municipal Bonds & Notes (Cost $1,257)			1,258

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
1.250% due 02/27/2014		31,122	31,546
4.125% due 04/15/2014 (b)(c)		76,301	80,151
Federal Farm Credit Bank
0.220% due 09/06/2013		4,870	4,872
0.230% due 11/18/2013		60,000	60,027
0.250% due 04/04/2014 - 05/01/2014		76,150	76,225
0.300% due 02/21/2014		40,700	40,758
Federal Home Loan Bank
0.133% due 01/27/2014 (c)		495,000	494,538
0.230% due 04/15/2014		99,705	99,750
0.240% due 04/22/2014		176,750	176,847
0.250% due 02/14/2014 - 04/11/2014		852,575	853,305
0.280% due 02/24/2014		59,300	59,370
Freddie Mac
0.375% due 02/27/2014 - 04/28/2014		561,076	562,365
1.350% due 04/29/2014		21,485	21,812
2.500% due 04/23/2014		27,222	28,051

Total U.S. Government Agencies (Cost $2,587,237)			2,589,617

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
0.250% due 03/31/2014		50,000	50,031
0.250% due 04/30/2014 (c)		208,900	209,023
1.000% due 01/15/2014		16,100	16,237

Total U.S. Treasury Obligations (Cost $275,240)			275,291

ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.250% due 11/15/2013		16,684	16,685
0.339% due 06/17/2013		86	86
0.650% due 03/17/2014		683	683
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	3,809	3,847
Ford Credit Auto Owner Trust
0.220% due 12/15/2013		$8,725	8,725
Santander Drive Auto Receivables Trust
1.040% due 04/15/2014		2,587	2,590

Total Asset-Backed Securities (Cost $32,554)			32,616

SOVEREIGN ISSUES 7.6%
Belgium Government International Bond
4.250% due 09/03/2013		9,034	9,266
Export Development Canada
0.350% due 03/19/2013		12,200	12,205
0.420% due 05/17/2013		17,500	17,526

Finland Government Bond
5.375% due 07/04/2013	EUR	78,000	105,713
Japan Bank for International Cooperation
3.375% due 03/25/2013		$10,600	10,671
4.250% due 06/18/2013		28,500	29,002
Kommunalbanken A/S
0.419% due 10/21/2013		79,600	79,649
0.431% due 03/10/2014		65,700	65,767
Kommunekredit
0.517% due 04/23/2014		20,000	20,047
1.250% due 09/03/2013		48,577	48,884
Kommuninvest Sverige AB
1.875% due 06/04/2013		5,869	5,907
Ontario Electricity Financial Corp.
7.450% due 03/31/2013		115,898	117,887
Province of Nova Scotia
7.250% due 07/27/2013		1,120	1,165
Province of Ontario
0.472% due 05/07/2013		5,000	5,001
1.375% due 01/27/2014		489,650	495,105
3.500% due 07/15/2013		11,817	12,020
4.100% due 06/16/2014		20,000	21,087

Total Sovereign Issues (Cost $1,053,028)			1,056,902

SHORT-TERM INSTRUMENTS 49.9%
CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
0.000% due 03/26/2013		1,510	1,509
0.000% due 03/28/2013 (d)		11,810	11,847
0.000% due 05/06/2013		18,650	18,683
0.000% due 11/01/2013		12,050	11,975
Bank of Nova Scotia
0.488% due 09/16/2013		61,350	61,467
Dexia Credit Local S.A.
1.650% due 09/12/2013		1,600	1,601
1.700% due 09/06/2013		10,700	10,713
Itau Unibanco Holding S.A.
0.000% due 03/26/2013		1,000	997
0.000% due 10/31/2013		16,300	16,107

			134,899

COMMERCIAL PAPER 9.5%
Abbey National Treasury Services PLC
0.600% due 02/19/2013		44,200	44,165
1.019% due 04/03/2013		23,100	23,072
Amcor Ltd.
0.420% due 01/25/2013		5,900	5,898
0.520% due 01/04/2013		2,700	2,700
0.520% due 01/08/2013		20,600	20,598
0.520% due 01/10/2013		20,600	20,598
BP Capital Markets PLC
0.385% due 08/12/2013		6,500	6,490
0.425% due 08/06/2013		18,000	17,975
0.600% due 08/12/2013		52,000	51,924
0.650% due 08/06/2013		41,300	41,242
British Telecommunications PLC
1.600% due 05/15/2013		700	698
1.640% due 05/15/2013		8,680	8,658
City of Dallas TX
0.010% due 01/16/2013		6,500	6,500
Daimler Finance North America LLC
1.130% due 03/15/2013		1,000	999
DCP Midstream LLC
0.580% due 01/09/2013		6,000	5,999
Devon Energy Corp.
0.400% due 01/25/2013		102,700	102,674
0.400% due 01/28/2013		22,450	22,443
Dominion Resources, Inc.
0.420% due 01/14/2013		6,100	6,099
0.420% due 01/15/2013		900	900
0.420% due 01/17/2013		2,400	2,400
0.420% due 01/22/2013		19,700	19,695
0.450% due 01/10/2013		6,000	5,999
Duke Energy Corp.
0.460% due 01/17/2013		2,600	2,599
0.470% due 01/02/2013		4,800	4,800
0.470% due 01/23/2013		16,800	16,795
Electricite de France S.A.
0.825% due 01/17/2014		21,000	20,840
Entergy Corp.
0.700% due 01/07/2013		3,000	3,000
0.730% due 01/16/2013		5,300	5,298

0.830% due 03/04/2013	5,000	4,991
0.920% due 02/19/2013	1,000	999
0.930% due 01/14/2013	15,000	14,995
0.930% due 02/05/2013	14,300	14,287
Enterprise Products Operating LLC
0.450% due 01/16/2013	23,800	23,796
Erste Abwicklungsanstalt
0.425% due 05/03/2013	2,000	1,998
0.425% due 05/07/2013	2,200	2,198
0.480% due 05/07/2013	20,000	19,980
0.490% due 05/17/2013	24,400	24,373
0.490% due 08/02/2013	67,300	67,147
Ford Motor Credit Co. LLC
0.960% due 03/05/2013	200	200
1.017% due 02/15/2013	35,200	35,157
1.650% due 06/07/2013	27,235	27,110
Holcim U.S. Finance SARL & Cie S.C.S.
0.520% due 01/25/2013	11,700	11,696
0.520% due 02/06/2013	22,500	22,489
0.520% due 02/26/2013	10,500	10,492
0.540% due 01/30/2013	16,900	16,893
0.570% due 01/08/2013	6,300	6,299
Kansas City Power & Light Co.
0.470% due 01/02/2013	10,000	10,000
0.980% due 01/18/2013	7,500	7,497
0.980% due 01/29/2013	1,000	999
Nisource Finance Corp.
1.250% due 02/01/2013	14,600	14,585
Nissan Motor Acceptance Corporation
0.420% due 01/11/2013	22,500	22,498
0.435% due 01/28/2013	19,650	19,644
0.450% due 01/28/2013	14,000	13,995
Northeast Utilities
0.400% due 01/04/2013	5,600	5,600
0.420% due 01/04/2013	12,400	12,400
0.420% due 01/07/2013	18,640	18,639
0.430% due 01/02/2013	5,100	5,100
0.430% due 01/07/2013	15,900	15,899
0.440% due 01/02/2013	14,100	14,100
PPL Energy Supply LLC
0.450% due 01/18/2013	26,700	26,695
0.460% due 01/14/2013	21,700	21,697
0.460% due 01/15/2013	7,000	6,999
0.460% due 01/22/2013	5,200	5,199
Public Service Electric and Gas
0.410% due 01/09/2013	39,400	39,397
RCI Banque S.A.
0.826% due 04/26/2013	18,800	18,749
Spectra Energy Capital
0.440% due 01/11/2013	11,600	11,599
0.460% due 01/08/2013	5,000	5,000
0.460% due 01/11/2013	28,000	27,997
Standard Chartered Bank
0.950% due 09/26/2013	50,000	49,791
0.950% due 10/01/2013	13,000	12,944
Virginia Electric & Power Co.
0.420% due 01/14/2013	10,500	10,498
0.420% due 01/15/2013	8,607	8,606
0.420% due 01/23/2013	6,000	5,998
0.430% due 01/22/2013	18,200	18,196
0.440% due 01/14/2013	7,100	7,099
0.450% due 01/23/2013	9,400	9,397
Vodafone Group PLC
0.930% due 05/02/2013	9,850	9,835
1.024% due 09/09/2013	20,400	20,293
1.200% due 06/11/2013	850	848
Volvo Group Treasury North America
0.620% due 01/29/2013	12,800	12,794
0.630% due 01/28/2013	9,400	9,396
0.635% due 01/15/2013	22,500	22,495
0.640% due 01/10/2013	12,500	12,498
0.640% due 01/15/2013	6,300	6,298

		1,317,432

REPURCHASE AGREEMENTS 19.7%
Banc of America Securities LLC
0.230% due 01/02/2013	414,900	414,900

(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $71,791 and U.S. Treasury Notes 0.125% - 2.125% due 12/31/2014 - 12/31/2015 valued at $351,441. Repurchase proceeds are $414,905.)

Bank of Nova Scotia
0.260% due 01/04/2013	173,700	173,700
(Dated 09/10/2012. Collateralized by Fannie Mae 1.000% - 2.000% due 08/22/2024 - 01/25/2027 valued at $182,628. Repurchase proceeds are $173,843.)

Barclays, Inc.
0.160% due 01/11/2013		132,300	132,300
(Dated 12/21/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/15/2015 valued at $135,055. Repurchase proceeds are $132,307)
0.260% due 02/13/2013		48,500	48,500
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $50,387. Repurchase proceeds are $48,550)
0.270% due 01/16/2013		200,000	200,000
(Dated 07/20/2012. Collateralized by Freddie Mac 3.000% due 02/01/2027 valued at $159,527 and Ginnie Mae 3.000% due 07/20/2042 valued at $43,292. Repurchase proceeds are $200,249)
0.270% due 01/24/2013		230,100	230,100
(Dated 07/24/2012. Collateralized by Fannie Mae 3.000% due 07/01/2027 valued at $10,033 and Freddie Mac 4.500% due 01/01/2041 valued at $203,409. Repurchase proceeds are $230,380)
BNP Paribas Securities Corp.
0.290% due 01/02/2013		28,500	28,500
(Dated 12/31/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $29,522. Repurchase proceeds are $28,500.).
Goldman Sachs Group, Inc.
0.250% due 01/23/2013		29,800	29,800
(Dated 12/06/2012. Collateralized by Fannie Mae 2.500% due 09/01/2027 valued at $30,262. Repurchase proceeds are $29,806)
0.280% due 01/02/2013		25,000	25,000
(Dated 12/31/2012. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $25,841. Repurchase proceeds are $25,000)
HSBC Bank USA N.A.
0.260% due 01/02/2013		140,000	140,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $142,789. Repurchase proceeds are $140,002.)
JPMorgan Securities, Inc.
0.461% due 02/05/2013		23,657	23,657
(Dated 11/06/2012. Collateralized by District of Columbia 2.000% due 09/30/2013 valued at $25,438. Repurchase proceeds are $23,674)
0.461% due 02/06/2013		132,479	132,479
(Dated 11/07/2012. Collateralized by District of Columbia 2.000% due 09/30/2013 valued at $141,908. Repurchase proceeds are $132,574)
Morgan Stanley & Co., Inc.
0.240% due 01/03/2013		100,000	100,000
(Dated 01/02/2013. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $101,946. Repurchase proceeds are $100,000.)
RBC Capital Markets LLC
0.250% due 01/02/2013		180,500	180,500
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.750% - 1.500% due 07/31/2016 - 12/31/2017 valued at $184,205. Repurchase proceeds are $180,503)
0.250% due 01/16/2013		400,000	400,000

(Dated 10/16/2012. Collateralized by Fannie Mae 3.500% - 4.500% due 01/01/2042 - 06/01/2042 valued at $146,617 and Ginnie Mae 3.500% - 6.000% due 09/15/2039 - 06/20/2042 valued at $260,717. Repurchase proceeds are $400,217)

0.250% due 02/04/2013		318,000	318,000
(Dated 11/05/2012. Collateralized by Ginnie Mae 3.000% - 5.000% due 01/15/2041 - 08/20/2042 valued at $326,500. Repurchase proceeds are $318,128)
RBS Securities, Inc.
0.230% due 01/14/2013		100,650	100,650
(Dated 12/10/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $101,839. Repurchase proceeds are $100,665.)
State Street Bank and Trust Co.
0.010% due 01/02/2013		4,342	4,342
(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $4,435. Repurchase proceeds are $4,342.)
UBS Securities LLC
0.250% due 01/02/2013		50,000	50,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 4.500% due 05/15/2017 valued at $51,047. Repurchase proceeds are $50,001.)

			2,732,428

SHORT-TERM NOTES 0.2%
American Honda Finance Corp.
0.393% due 08/02/2013		14,000	14,001
0.463% due 05/02/2013		2,720	2,721
0.580% due 01/17/2013		3,300	3,300
Export Development Canada
0.335% due 05/23/2013		8,900	8,905
Fosse Master Issuer PLC
0.389% due 04/18/2013		2,150	2,150
Hyundai Auto Receivables Trust
0.293% due 07/15/2013		2,643	2,644
Toyota Motor Credit Corp.
0.401% due 07/19/2013		1,300	1,301

			35,022

JAPAN TREASURY BILLS 13.2%
0.098% due 01/10/2013 - 03/25/2013 (a)	JPY	158,100,000	1,824,753

MEXICO TREASURY BILLS 6.1%
4.549% due 01/10/2013 - 03/07/2013 (a)	MXN	10,928,000	841,392

U.S. TREASURY BILLS 0.2%
0.154% due 03/14/2013 - 12/12/2013 (a)(c)		$25,725	25,699

Total Short-Term Instruments (Cost $7,037,323)			6,911,625

Total Investments 100.6% (Cost $14,065,705)			$13,950,999
Other Assets and Liabilities (Net) (0.6%)			(87,149)

Net Assets 100.0%			$13,863,850

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $1,523 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(c)	Securities with an aggregate market value of $30,826 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(d)	Restricted securities as of December 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco do Brasil S.A.	0.000%	03/28/2013	06/25/2012	$11,765	$11,847	0.09%

(e)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	DKK	181,530		$30,834	BRC	$0	$(1,282)	$(1,282)
01/2013		498,856		84,997	JPM	0	(3,260)	(3,260)
01/2013		226,981		38,642	RYL	0	(1,515)	(1,515)
01/2013	JPY	16,000,000		199,441	BPS	14,754	0	14,754
01/2013		300,000		3,853	FBF	390	0	390
01/2013		17,800,000		225,672	HUS	20,202	0	20,202
01/2013		27,000,000		334,721	UAG	23,054	0	23,054
01/2013	MXN	243,941		18,540	CBK	0	(306)	(306)
01/2013		500,000		37,560	JPM	0	(1,097)	(1,097)
01/2013		1,059		81	MSC	0	(1)	(1)
01/2013		170,000		12,928	UAG	0	(200)	(200)
01/2013		$151,718	DKK	907,367	HUS	8,812	0	8,812
02/2013	DKK	18,335		$3,153	DUB	0	(93)	(93)
02/2013	JPY	34,000,000		428,039	BRC	35,490	0	35,490
02/2013		25,000,000		314,974	CBK	26,322	0	26,322
02/2013		16,000,000		199,757	UAG	15,019	0	15,019
02/2013	MXN	42,171		3,158	BRC	0	(94)	(94)
02/2013		338,050		25,582	CBK	0	(480)	(480)
02/2013		2,056,477		153,917	HUS	0	(4,685)	(4,685)
02/2013		6,117,178		458,067	JPM	0	(13,374)	(13,374)
02/2013		1,090		81	MSC	0	(3)	(3)
02/2013		1,212,034		91,079	UAG	0	(2,389)	(2,389)
03/2013	CAD	6,677		6,794	BRC	91	0	91
03/2013	JPY	22,000,000		264,091	BOA	9,994	0	9,994
03/2013	MXN	242,770		18,126	HUS	0	(547)	(547)
04/2013	DKK	939,800		161,027	BRC	0	(5,479)	(5,479)
04/2013	MXN	822		64	DUB	1	0	1
04/2013		$105	MXN	1,382	DUB	1	0	1
04/2013		166		2,142	HUS	0	(2)	(2)
04/2013		700		9,214	MSC	7	0	7
07/2013	EUR	82,200		$104,965	JPM	0	(3,723)	(3,723)

						$154,137	$(38,530)	$115,607

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,600,917	$0	$2,600,917
Industrials	0	424,510	0	424,510
Utilities	0	58,263	0	58,263
Municipal Bonds & Notes
California	0	455	0	455
New Jersey	0	601	0	601
New York	0	202	0	202
U.S. Government Agencies	0	2,589,617	0	2,589,617
U.S. Treasury Obligations	0	275,291	0	275,291
Asset-Backed Securities	0	32,616	0	32,616
Sovereign Issues	0	1,056,902	0	1,056,902
Short-Term Instruments
Certificates of Deposit	0	134,899	0	134,899
Commercial Paper	0	1,317,432	0	1,317,432
Repurchase Agreements	0	2,732,428	0	2,732,428
Short-Term Notes	0	35,022	0	35,022
Japan Treasury Bills	0	1,824,753	0	1,824,753
Mexico Treasury Bills	0	841,392	0	841,392
U.S. Treasury Bills	0	25,699	0	25,699
	$0	$13,950,999	$0	$13,950,999

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$154,137	$0	$154,137

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(38,530)	$0	$(38,530)

Totals	$0	$14,066,606	$0	$14,066,606

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012
Investments, at value
Sovereign Issues
Totals	$200	$0	$(200)	$0	$0	$0	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 9.6%
BANKING & FINANCE 8.2%
American International Group, Inc.
5.050% due 10/01/2015 (f)	$20,000	$22,086
Citigroup, Inc.
2.310% due 08/13/2013 (f)	9,000	9,088
6.500% due 08/19/2013 (f)	15,000	15,521
CNA Financial Corp.
5.850% due 12/15/2014 (f)	3,000	3,259
Countrywide Financial Corp.
6.250% due 05/15/2016 (f)	5,000	5,491
First Union National Bank of Florida
6.180% due 02/15/2036 (f)	600	737
International Lease Finance Corp.
5.625% due 09/20/2013 (f)	5,000	5,144
iStar Financial, Inc.
5.950% due 10/15/2013 (f)	6,000	6,157
Lehman Brothers Holdings, Inc.
1.000% due 09/26/2014 ^	5,000	1,206
1.000% due 09/27/2027 ^	2,000	473
SLM Corp.
8.000% due 03/25/2020 (f)	1,300	1,492
8.450% due 06/15/2018 (f)	4,000	4,700

		75,354

INDUSTRIALS 1.4%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 (f)	10,687	11,382
UAL Pass-Through Trust
6.636% due 01/02/2024 (f)	1,137	1,222
		12,604

Total Corporate Bonds & Notes (Cost $86,765)		87,958

U.S. GOVERNMENT AGENCIES 10.4%
Fannie Mae
0.268% due 12/25/2036	379	362
0.270% due 12/25/2036	21	21
0.330% due 03/25/2034 (f)	292	290
0.360% due 10/25/2035 (e)(f)	2,082	2,041
0.410% due 05/25/2035 (f)	86	86
0.510% due 01/25/2034 (f)	66	67
0.560% due 05/25/2042 - 02/25/2044 (f)	649	645
0.609% due 11/17/2030 - 05/18/2032 (f)	217	218
0.610% due 08/25/2017 - 12/25/2033 (f)	525	527
0.610% due 06/25/2032	9	9
0.628% due 03/25/2027 (f)	205	203
0.641% due 03/25/2027 (f)	453	447
0.650% due 05/25/2036 (f)	205	207
0.659% due 10/18/2030 (f)	134	135
0.660% due 10/25/2030 (f)	110	111
0.669% due 09/17/2027 (f)	89	90
0.709% due 11/18/2030 (f)	104	105
0.710% due 08/25/2031 - 01/25/2033 (f)	329	331
0.719% due 12/25/2013	5	5
0.760% due 12/25/2030 (f)	74	75
0.769% due 12/25/2021 (f)	63	64
0.819% due 04/25/2022	20	20
0.819% due 12/25/2023 (f)	100	101
0.860% due 09/25/2023	23	23
0.860% due 11/25/2031 (f)	178	181
0.869% due 10/25/2022 (f)	75	76
0.910% due 04/25/2032 (f)	159	162
0.919% due 09/25/2022	24	25
0.969% due 05/25/2022 (f)	105	107
1.000% due 03/25/2022	13	13
1.019% due 09/25/2020 (f)	56	57
1.049% due 01/25/2022 (f)	84	86
1.100% due 10/25/2021 (f)	34	34
1.210% due 04/25/2032 (f)	88	90
1.219% due 12/25/2023 (f)	553	561
1.360% due 07/01/2042 - 07/01/2044 (f)	1,390	1,417
1.369% due 04/25/2023 - 10/25/2023 (f)	228	233
1.410% due 09/01/2041 (f)	69	71
1.419% due 05/25/2022 - 01/25/2024 (f)	360	369

1.560% due 09/01/2040	20	21
1.625% due 07/01/2017	16	16
1.650% due 06/01/2033 (f)	288	299
1.818% due 04/01/2028 (f)	90	91
1.840% due 10/01/2032 (f)	63	65
1.892% due 06/01/2020	3	3
1.963% due 05/01/2034 (f)	157	167
2.000% due 11/01/2036 (f)	192	192
2.010% due 10/01/2033 (f)	142	144
2.013% due 08/01/2028 (f)	341	362
2.025% due 05/01/2030	25	25
2.026% due 11/01/2035 (f)	145	152
2.029% due 10/01/2034 (f)	498	523
2.035% due 08/01/2035 (f)	311	330
2.045% due 05/01/2032 (f)	83	87
2.052% due 11/01/2035 (f)	100	105
2.059% due 11/01/2022	19	20
2.062% due 07/01/2033 (f)	284	288
2.070% due 04/01/2034 (f)	54	56
2.078% due 06/01/2035 (f)	151	157
2.085% due 08/01/2033 (f)	64	65
2.090% due 05/01/2034 (f)	177	177
2.120% due 07/01/2036 (f)	88	88
2.125% due 08/01/2032 - 08/01/2034 (f)	503	525
2.128% due 11/01/2035 (f)	75	79
2.149% due 01/01/2033	17	18
2.150% due 01/01/2034	7	8
2.155% due 07/01/2035 (f)	497	498
2.162% due 04/01/2033 - 09/01/2033 (f)	368	384
2.164% due 12/01/2032 (f)	98	103
2.165% due 10/01/2032 - 05/01/2035 (f)	298	314
2.167% due 09/01/2033 (f)	301	315
2.170% due 04/01/2034 (f)	191	194
2.172% due 12/01/2035	9	9
2.173% due 02/01/2035 (f)	221	235
2.184% due 01/01/2033 (f)	34	35
2.196% due 11/01/2026 (f)	372	393
2.199% due 01/01/2035	21	22
2.200% due 07/01/2019	13	14
2.202% due 07/01/2036 (f)	109	109
2.211% due 04/25/2023	26	27
2.220% due 01/01/2035 (f)	275	292
2.240% due 06/01/2027	15	16
2.240% due 11/01/2033 (f)	333	351
2.242% due 06/01/2034 (f)	80	80
2.245% due 10/01/2035 (f)	508	536
2.247% due 09/01/2034 - 02/01/2037 (f)	210	223
2.250% due 06/01/2019	20	21
2.250% due 05/01/2032 - 05/01/2033 (f)	171	180
2.260% due 09/01/2034 - 11/01/2043 (f)	535	554
2.268% due 03/01/2034 (f)	332	353
2.272% due 04/01/2035 (f)	54	57
2.275% due 01/01/2033 (e)(f)	23	24
2.275% due 09/01/2033 - 03/01/2035 (f)	1,006	1,018
2.280% due 01/01/2035 (f)	113	120
2.287% due 02/01/2035 (f)	401	425
2.288% due 07/01/2027 - 11/01/2040	60	63
2.288% due 01/01/2038 (e)(f)	23	24
2.290% due 01/01/2034 (f)	142	143
2.299% due 07/01/2029 - 09/01/2033 (f)	185	197
2.300% due 03/01/2035 - 01/01/2036 (f)	531	567
2.304% due 07/01/2034 (f)	277	296
2.308% due 01/01/2033 (f)	143	150
2.310% due 07/01/2035 (f)	93	100
2.313% due 07/01/2035 (f)	65	69
2.320% due 07/01/2018	3	4
2.320% due 02/01/2035 - 07/01/2037 (f)	487	519
2.323% due 07/01/2034 (f)	709	754
2.330% due 08/01/2033 (f)	130	136
2.335% due 02/01/2035 - 04/01/2035 (f)	221	234
2.340% due 11/01/2031 (f)	35	37
2.344% due 07/01/2022 - 08/01/2032	15	15
2.345% due 02/01/2035 (f)	84	89
2.347% due 07/01/2035 (f)	151	162
2.349% due 09/01/2033 (f)	172	183
2.355% due 10/01/2024 (e)(f)	24	25
2.372% due 06/01/2030	25	25
2.377% due 12/01/2034 (f)	55	57
2.378% due 04/01/2033	4	4
2.395% due 07/01/2033 - 10/01/2033 (f)	643	683
2.397% due 07/01/2026 (f)	470	483
2.400% due 01/01/2033 (f)	29	30
2.405% due 11/01/2032 - 10/01/2033 (f)	621	662
2.419% due 07/01/2037 (f)	160	166
2.420% due 03/01/2033 - 12/01/2035 (f)	443	458
2.425% due 07/01/2033 (f)	308	327

2.430% due 08/01/2033 (f)	170	178
2.435% due 11/01/2024 (f)	129	135
2.470% due 06/01/2034 (f)	342	359
2.485% due 04/01/2035 (f)	66	69
2.492% due 11/01/2034 (f)	49	52
2.502% due 12/01/2032 (f)	263	270
2.503% due 12/01/2034 (f)	152	161
2.508% due 06/01/2030	2	3
2.510% due 04/01/2040 (f)	751	803
2.525% due 09/01/2032 (f)	62	63
2.528% due 09/01/2029 (f)	236	251
2.537% due 04/01/2034 (f)	83	88
2.545% due 11/01/2034 (f)	47	50
2.546% due 02/01/2035 (f)	254	268
2.556% due 11/01/2032 (f)	57	61
2.580% due 03/01/2036 (f)	178	180
2.588% due 01/01/2035 (f)	178	189
2.590% due 09/01/2018	15	15
2.591% due 06/01/2035 (f)	47	50
2.611% due 11/01/2034 (f)	423	450
2.612% due 01/01/2033 (f)	54	58
2.613% due 03/01/2035 (f)	550	579
2.620% due 05/01/2035 (f)	195	206
2.632% due 05/01/2033 (f)	38	41
2.633% due 01/01/2037	15	16
2.638% due 04/01/2037 (f)	111	118
2.640% due 12/01/2036 (f)	426	455
2.645% due 07/01/2034 (f)	103	110
2.649% due 03/01/2036 (f)	235	250
2.652% due 09/01/2035 (f)	737	750
2.653% due 01/01/2034 (f)	75	79
2.655% due 12/01/2035 (f)	75	78
2.657% due 07/01/2034 (f)	255	272
2.658% due 10/01/2034 (f)	70	75
2.667% due 09/01/2017	16	16
2.677% due 12/01/2030	5	5
2.681% due 08/01/2033	6	6
2.682% due 01/01/2035 (f)	280	298
2.683% due 12/01/2033 (f)	148	155
2.683% due 07/01/2035	8	8
2.688% due 02/01/2034 (f)	375	395
2.689% due 04/01/2033 (f)	152	163
2.690% due 12/01/2033 - 08/01/2046 (f)	906	965
2.692% due 09/01/2033 (f)	107	114
2.694% due 12/01/2033 (f)	219	232
2.696% due 07/01/2033	22	23
2.708% due 02/01/2034 (f)	365	386
2.710% due 09/01/2035 (f)	362	388
2.718% due 02/01/2032 (f)	119	126
2.726% due 05/01/2036 (f)	213	227
2.729% due 08/01/2035 (f)	442	472
2.730% due 01/01/2033	5	5
2.730% due 12/01/2035 (f)	364	379
2.734% due 02/01/2036 (f)	202	216
2.735% due 02/01/2034 (f)	176	187
2.738% due 11/01/2033 (f)	446	475
2.745% due 04/01/2036 (f)	225	226
2.750% due 06/01/2034	11	12
2.750% due 01/01/2035 - 07/01/2035 (f)	527	551
2.755% due 12/01/2036 (f)	39	42
2.756% due 11/01/2033 (f)	241	257
2.760% due 04/01/2033 (f)	34	36
2.771% due 01/01/2019 (f)	142	151
2.775% due 04/01/2018	1	1
2.775% due 11/01/2034 (f)	134	143
2.780% due 03/01/2034 (e)(f)	25	25
2.787% due 04/01/2036 (f)	124	126
2.789% due 07/01/2035 (f)	37	40
2.790% due 04/01/2033 (f)	288	305
2.795% due 07/01/2036 (f)	87	87
2.800% due 02/01/2034 (f)	104	111
2.807% due 12/01/2035 (f)	81	86
2.809% due 11/01/2034 (f)	74	79
2.811% due 03/01/2033	22	23
2.814% due 08/01/2035 (e)(f)	144	153
2.815% due 05/01/2035 - 10/01/2035 (f)	366	390
2.819% due 10/01/2033 (f)	174	186
2.835% due 05/01/2034 (f)	39	41
2.844% due 11/01/2033 (f)	315	336
2.848% due 12/01/2018	11	11
2.861% due 06/01/2036 (f)	245	262
2.862% due 08/01/2034 (f)	527	563
2.875% due 03/01/2034 - 04/01/2035 (f)	958	1,005
2.882% due 05/01/2037 (f)	775	795
2.920% due 06/01/2034 (f)	39	41
2.960% due 04/01/2035	12	13

2.990% due 10/01/2043	18	19
3.000% due 03/01/2034 (f)	500	510
3.018% due 04/01/2024	11	11
3.056% due 08/25/2042 (f)	67	73
3.150% due 12/01/2018	16	17
3.150% due 04/01/2035 (f)	92	97
3.199% due 03/01/2035 (f)	316	339
3.209% due 05/01/2036 (f)	745	770
3.310% due 02/25/2032 (f)	189	196
3.365% due 08/01/2024	9	9
3.379% due 07/01/2019	10	10
3.496% due 05/01/2036 (f)	206	213
3.594% due 09/01/2035 (f)	583	621
3.608% due 09/01/2033 (f)	755	805
3.780% due 06/01/2021 (e)(f)	23	24
3.887% due 05/01/2036 (f)	230	244
4.000% due 12/25/2017 - 08/25/2018 (f)	71	73
4.104% due 07/01/2019	12	12
4.250% due 07/25/2017 (f)	21	21
4.405% due 07/01/2017	11	11
4.481% due 11/01/2033 (f)	579	617
4.500% due 01/25/2014 - 09/25/2018 (f)	291	296
4.500% due 09/25/2018 - 02/25/2028	22	22
4.850% due 02/01/2013 (e)(f)	63	64
4.874% due 01/01/2036	14	15
5.000% due 09/25/2016 (f)	69	72
5.000% due 06/25/2019	11	11
5.075% due 01/01/2018	13	13
5.182% due 03/01/2033 (f)	102	108
5.230% due 11/01/2014	6	6
5.240% due 03/01/2038 (f)	103	111
5.328% due 12/01/2032 (f)	135	143
5.414% due 04/01/2036	13	14
5.433% due 01/01/2036 (f)	44	47
5.500% due 03/25/2017 - 08/25/2020 (f)	89	96
5.500% due 04/25/2017	9	9
5.517% due 06/01/2037 (f)	188	203
5.595% due 05/01/2036 (f)	367	393
6.000% due 09/25/2014 - 08/25/2044 (f)	361	386
6.000% due 03/25/2016 - 02/25/2044	30	33
6.078% due 09/01/2036	12	13
6.176% due 12/25/2042 (f)	261	319
6.250% due 05/25/2042 (f)	59	67
6.500% due 07/25/2021 - 11/25/2023	291	323
6.500% due 01/25/2044 (f)	1,289	1,552
6.750% due 02/01/2015	2	2
7.000% due 10/01/2015	20	21
7.000% due 02/25/2023 - 02/25/2044 (f)	60	71
7.000% due 10/01/2033 (e)(f)	198	222
7.500% due 05/01/2028	17	17
7.500% due 05/25/2042 (f)	57	66
8.000% due 08/25/2022	55	63
8.000% due 11/25/2023 (f)	29	34
8.000% due 10/01/2026 (e)(f)	142	168
9.000% due 03/25/2020	74	85
9.000% due 04/01/2020 - 01/01/2026 (e)(f)	101	105
9.500% due 07/01/2021	20	20
Federal Housing Administration
7.430% due 01/01/2021 - 07/25/2022	230	227
Freddie Mac
0.470% due 08/25/2031	1,017	995
0.490% due 09/25/2031	605	560
0.509% due 03/15/2036	19	19
0.559% due 10/15/2028 - 03/15/2029 (f)	389	391
0.560% due 06/25/2029	141	124
0.609% due 07/15/2026 - 01/15/2033 (f)	396	400
0.610% due 05/25/2043 (f)	1,873	1,894
0.659% due 08/15/2029 (f)	129	130
0.700% due 03/15/2024 - 09/15/2026 (f)	305	306
0.709% due 01/15/2032 (f)	40	40
0.750% due 05/15/2023 - 10/15/2026 (f)	450	454
0.750% due 05/15/2023	19	19
0.759% due 08/15/2029 - 03/15/2032 (f)	437	443
0.809% due 06/15/2029 - 12/15/2031 (f)	302	306
0.850% due 08/15/2022 - 03/15/2023 (f)	319	322
0.950% due 04/15/2022 (f)	53	53
1.360% due 10/25/2044 - 02/25/2045 (f)	1,541	1,538
1.535% due 07/25/2044 (f)	7,224	7,409
1.561% due 10/15/2013	11	11
2.057% due 08/01/2015	15	15
2.100% due 08/01/2033 (f)	58	61
2.200% due 10/01/2027	23	23
2.230% due 11/01/2036 (f)	747	762
2.236% due 12/01/2035 (f)	98	104
2.250% due 11/01/2029 (f)	158	165
2.266% due 03/01/2030 (f)	93	93

2.288% due 02/01/2019 (f)	55	58
2.318% due 07/01/2036 (f)	460	472
2.325% due 07/01/2033 (f)	75	76
2.335% due 02/01/2035 (f)	257	273
2.344% due 01/01/2030 (f)	110	114
2.350% due 09/01/2030 - 05/01/2035 (f)	845	870
2.374% due 03/01/2032 - 02/01/2036 (f)	278	293
2.375% due 04/01/2032 - 12/01/2032 (f)	397	418
2.379% due 01/01/2036 (f)	178	189
2.384% due 11/01/2033 (f)	123	131
2.389% due 09/01/2035 (f)	146	156
2.414% due 03/01/2035 (f)	119	125
2.415% due 01/01/2030 - 01/01/2037 (f)	494	512
2.419% due 11/01/2036 (f)	42	45
2.461% due 06/01/2035	12	13
2.486% due 11/01/2035	7	7
2.490% due 09/01/2034 (f)	788	841
2.496% due 12/01/2034 (f)	36	38
2.505% due 01/01/2035 (f)	92	92
2.520% due 02/01/2036 (f)	27	28
2.524% due 04/01/2034	16	17
2.582% due 09/01/2034 (f)	232	237
2.588% due 09/01/2035 (f)	187	200
2.605% due 09/01/2035 (f)	114	116
2.624% due 12/01/2036 (f)	190	203
2.627% due 08/01/2023	17	17
2.633% due 12/01/2034 (f)	283	289
2.636% due 04/01/2036 (f)	441	443
2.653% due 02/01/2035 (f)	846	902
2.681% due 02/01/2037 (f)	35	38
2.690% due 08/01/2036 (f)	192	195
2.712% due 03/01/2035 - 10/01/2035 (f)	622	664
2.741% due 06/01/2036 (f)	381	390
2.781% due 08/01/2035	12	13
2.787% due 11/01/2024 - 01/01/2035 (f)	151	154
2.790% due 08/01/2035 - 09/01/2035 (f)	861	918
2.827% due 12/01/2024 (f)	217	218
2.829% due 05/01/2035 (f)	345	368
2.835% due 07/01/2035	19	20
2.838% due 07/01/2035 (f)	376	401
2.847% due 03/01/2036 (f)	628	665
2.854% due 09/01/2034 (f)	58	61
2.856% due 08/01/2035 (f)	596	636
2.856% due 01/01/2037	15	16
2.871% due 06/01/2035 (f)	43	46
2.888% due 11/01/2034 (f)	323	336
2.890% due 12/01/2035 (f)	235	250
2.896% due 09/01/2035 (f)	37	39
2.905% due 03/01/2036 (f)	457	461
2.920% due 04/01/2036 (f)	116	123
2.950% due 09/01/2035 (f)	58	62
2.970% due 02/01/2036 (f)	83	88
2.985% due 12/01/2034 (e)(f)	23	23
2.985% due 02/01/2036 (f)	41	44
3.000% due 03/01/2035 (f)	263	267
3.036% due 04/01/2035 (f)	145	147
3.131% due 07/01/2019	4	5
3.351% due 01/01/2036 (f)	35	37
3.500% due 03/15/2018	10	10
4.000% due 01/15/2017 - 11/15/2017	20	20
4.000% due 04/15/2018 (f)	90	91
4.182% due 01/01/2034 (f)	1,615	1,725
4.500% due 12/15/2017 - 03/15/2021	95	100
4.500% due 04/15/2032 (f)	305	352
5.015% due 07/01/2033	12	13
5.090% due 08/01/2035 (f)	152	163
5.103% due 10/01/2034	4	4
5.123% due 05/01/2033	6	7
5.268% due 11/01/2033 (f)	516	553
5.500% due 01/15/2014 - 06/15/2024 (f)	255	256
5.500% due 03/15/2014 - 10/15/2032	83	91
5.672% due 03/01/2036 (f)	32	34
6.000% due 09/15/2016 - 05/01/2035 (f)	443	469
6.000% due 01/15/2029	12	12
6.033% due 07/01/2036	4	4
6.049% due 11/01/2036	14	15
6.250% due 12/15/2023	20	22
7.000% due 06/01/2017 - 07/15/2027	77	89
7.000% due 10/15/2022 (f)	135	155
8.500% due 11/15/2021	205	232
Ginnie Mae
0.409% due 01/16/2031 (f)	50	50
0.561% due 06/20/2032 (f)	71	72
0.609% due 03/16/2029 - 02/16/2032 (f)	218	220
0.611% due 09/20/2030 - 04/20/2031 (f)	479	486
0.659% due 03/16/2031 (f)	89	90

0.709% due 04/16/2030 - 04/16/2032 (f)	164	165
0.759% due 10/16/2029 (f)	91	92
1.625% due 01/20/2027 - 10/20/2029 (f)	1,394	1,442
1.625% due 01/20/2030	10	11
1.750% due 07/20/2026	22	23
1.750% due 09/20/2029 - 04/20/2033 (f)	1,366	1,421
2.000% due 02/20/2025	18	19
8.000% due 06/20/2025	1	2

Total U.S. Government Agencies (Cost $90,996)		94,528

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.375% due 08/31/2014 (e)(f)(g)	700	725

Total U.S. Treasury Obligations (Cost $723)		725

MORTGAGE-BACKED SECURITIES 74.8%
Adjustable Rate Mortgage Trust
0.460% due 10/25/2035	21	18
0.870% due 05/25/2035	736	736
0.950% due 01/25/2035	42	42
0.950% due 02/25/2035	682	692
2.710% due 01/25/2035	3,180	3,209
2.859% due 01/25/2035	1,257	1,252
3.001% due 11/25/2035	610	496
3.091% due 03/25/2035	99	92
American Home Mortgage Investment Trust
2.010% due 09/25/2045	1,379	1,316
2.135% due 09/25/2035 (f)	19,558	19,771
2.526% due 02/25/2045	1,663	1,620
2.533% due 10/25/2034	516	517
Banc of America Alternative Loan Trust
0.710% due 04/25/2033	157	156
5.000% due 06/25/2019	301	303
6.000% due 04/25/2036	953	980
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	727	744
Banc of America Funding Corp.
2.668% due 03/20/2035	89	88
3.003% due 11/20/2034	3,840	3,417
3.169% due 11/20/2035	462	425
Banc of America Large Loan Trust
0.719% due 08/15/2029	563	559
Banc of America Mortgage Trust
2.997% due 02/25/2034	1,453	1,439
3.038% due 01/25/2034	231	232
3.049% due 10/25/2034	59	59
3.095% due 01/25/2035	218	213
3.102% due 11/25/2034	57	57
3.119% due 05/25/2033	953	955
3.121% due 09/25/2033	8,834	8,949
3.135% due 04/25/2034	379	385
3.136% due 09/25/2033	448	452
3.172% due 11/25/2033	264	269
3.205% due 02/25/2033	332	327
5.000% due 12/25/2018	53	54
5.120% due 10/25/2035	373	368
6.500% due 09/25/2033	596	630
BCAP LLC Trust
0.330% due 07/26/2036	4,649	4,558
0.400% due 12/21/2046	2,232	2,169
0.420% due 02/26/2036	9,489	8,721
2.260% due 11/26/2045	4,085	4,088
2.426% due 12/26/2036	5,325	5,255
2.530% due 10/26/2035	5,129	4,758
2.567% due 05/26/2037	3,325	3,102
2.569% due 07/26/2037	1,859	1,853
2.613% due 07/26/2036	3,161	3,204
2.620% due 07/26/2036	3,425	3,447
2.631% due 10/26/2036	2,570	2,564
2.685% due 05/26/2036	4,148	4,154
2.774% due 03/26/2037	1,974	1,966
2.856% due 02/26/2036	14,760	14,763
2.881% due 11/26/2035	10,700	10,480
2.882% due 11/26/2035	1,124	1,128
2.908% due 10/26/2035	2,596	2,633
2.934% due 07/26/2037	2,301	2,288
3.099% due 05/26/2047	5,292	5,254
3.121% due 05/20/2035	5,513	5,405
3.194% due 04/26/2037	5,238	5,152
4.708% due 05/26/2037	4,824	4,889
4.812% due 06/26/2037	1,870	1,882
4.999% due 02/26/2037	2,849	2,880
5.000% due 07/26/2035	3,188	3,180

5.000% due 10/26/2037	784	797
5.049% due 04/26/2037	2,091	2,141
5.093% due 07/26/2037	2,315	2,391
5.127% due 07/26/2037	2,217	2,103
5.250% due 06/26/2035	5,942	6,103
5.434% due 06/26/2047	2,000	2,051
5.500% due 12/26/2035	6,204	6,274
5.500% due 02/26/2036	5,903	6,112
6.500% due 02/26/2036	7,706	7,866
10.333% due 08/26/2037	6,036	6,365
Bear Stearns Adjustable Rate Mortgage Trust
2.470% due 10/25/2035	3,417	3,309
2.570% due 03/25/2035	2,292	2,319
2.643% due 04/25/2033	304	307
2.653% due 11/25/2034	2,329	2,131
2.662% due 10/25/2035	6,462	6,586
2.730% due 10/25/2033	65	66
2.756% due 08/25/2033	495	507
2.808% due 05/25/2033	1	1
2.959% due 02/25/2033	14	13
2.965% due 01/25/2035	177	174
2.972% due 01/25/2035	119	118
2.995% due 02/25/2034	1,150	1,112
3.018% due 02/25/2034	224	228
3.064% due 01/25/2034	383	390
3.087% due 10/25/2034	185	180
3.102% due 10/25/2034	4,659	3,677
3.120% due 01/25/2034	995	1,003
3.332% due 07/25/2034	151	151
3.457% due 12/25/2035	854	867
3.831% due 02/25/2033	25	25
4.752% due 10/25/2033	3	3
4.923% due 10/25/2033	1	1
5.136% due 04/25/2033	46	46
Bear Stearns Alt-A Trust
0.370% due 02/25/2034	1,052	1,008
0.380% due 08/25/2036	18	10
2.960% due 05/25/2035	145	133
2.964% due 11/25/2036	636	412
Bear Stearns Commercial Mortgage Securities
8.308% due 10/15/2032	3,834	4,217
Chase Mortgage Finance Corp.
2.912% due 12/25/2035	164	146
2.932% due 12/25/2035	266	251
2.991% due 02/25/2037	8,129	8,316
3.037% due 02/25/2037	3,308	3,044
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	125	126
Citigroup Mortgage Loan Trust, Inc.
1.010% due 08/25/2035	677	483
1.529% due 08/25/2034	19	18
2.570% due 11/25/2035	1,098	1,058
2.600% due 05/25/2035	407	401
2.912% due 03/25/2034	98	97
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	424	361
Commercial Mortgage Pass-Through Certificates
0.329% due 02/15/2022	14,222	13,894
0.429% due 02/15/2022	13,000	12,188
0.709% due 07/16/2034	30	30
5.383% due 02/15/2040	800	891
Countrywide Alternative Loan Trust
0.410% due 06/25/2037	3,377	2,644
0.610% due 03/25/2034	72	70
1.680% due 08/25/2035	6,429	5,307
3.003% due 06/25/2037	1,895	361
4.924% due 10/25/2035	321	236
5.376% due 08/25/2036	216	219
Countrywide Home Loan Mortgage Pass-Through Trust
0.560% due 08/25/2035	454	362
0.750% due 02/25/2035	425	392
2.628% due 02/20/2036	85	65
2.824% due 08/25/2034	4,757	4,621
2.846% due 08/25/2034	3,852	3,389
2.888% due 06/20/2035	554	503
2.919% due 04/20/2035	3,951	3,975
2.934% due 11/25/2034	6,367	5,827
3.116% due 11/19/2033	27	27
3.253% due 08/25/2033	365	348
4.193% due 11/19/2033	149	150
4.500% due 10/25/2018	41	42
4.670% due 12/25/2033	252	256
5.500% due 10/25/2035	1,066	1,063
5.500% due 11/25/2035	794	714
Credit Suisse First Boston Mortgage Securities Corp.
2.238% due 07/25/2033	108	106

2.523% due 10/25/2033	1,953	1,983
2.559% due 07/25/2033	770	770
2.573% due 03/25/2034	71	68
2.833% due 11/25/2032	28	28
2.896% due 01/25/2034	3,120	3,111
3.018% due 11/25/2034	2,786	2,814
5.500% due 08/25/2034	16	16
6.500% due 04/25/2033	115	122
Credit Suisse Mortgage Capital Certificates
0.389% due 04/15/2022	4,970	4,725
0.439% due 10/15/2021	1,888	1,844
5.093% due 07/26/2037	15,733	16,086
5.695% due 04/16/2049 (f)	33,700	39,327
7.000% due 08/26/2036	5,624	5,851
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	700	814
Deutsche ALT-A Securities, Inc.
0.310% due 10/25/2036	15	7
5.000% due 10/25/2018	235	243
5.250% due 06/25/2035	485	482
Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035	590	597
First Horizon Alternative Mortgage Securities
2.532% due 08/25/2034	1,054	1,029
2.548% due 07/25/2035	390	307
2.570% due 09/25/2035	120	100
First Horizon Mortgage Pass-Through Trust
0.480% due 02/25/2035	281	277
1.037% due 02/25/2035	1,204	1,195
2.561% due 02/25/2035	30	30
2.580% due 08/25/2035	4,033	3,992
2.625% due 04/25/2035	1,381	1,382
First Republic Mortgage Loan Trust
0.559% due 11/15/2031	321	319
0.609% due 11/15/2032	470	444
0.690% due 06/25/2030	319	315
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	7,500	8,010
GMAC Mortgage Corp. Loan Trust
3.629% due 11/19/2035	550	525
Greenwich Capital Commercial Funding Corp.
0.355% due 11/05/2021	1,592	1,552
GS Mortgage Securities Corp.
1.456% due 03/06/2020	9,700	9,716
2.006% due 03/06/2020	1,010	1,012
2.202% due 03/06/2020	10,105	10,126
2.476% due 03/06/2020	670	672
4.805% due 03/06/2020	3,000	3,021
GSR Mortgage Loan Trust
0.400% due 08/25/2046	1,557	1,479
0.560% due 01/25/2034	977	921
1.920% due 03/25/2033	49	50
2.559% due 06/25/2034	395	394
2.696% due 08/25/2034	313	310
2.745% due 06/25/2034	48	48
3.013% due 05/25/2035	349	325
5.000% due 08/25/2019	11	11
6.000% due 03/25/2032	17	18
Harborview Mortgage Loan Trust
0.400% due 02/19/2046	1,756	1,337
0.410% due 02/19/2046	7	6
0.430% due 05/19/2035	105	83
2.381% due 08/19/2034	2,782	2,734
2.650% due 06/19/2034	7,228	7,217
2.764% due 05/19/2033	1,427	1,437
Impac CMB Trust
0.730% due 04/25/2035	2,352	2,163
0.850% due 08/25/2035	3,414	2,811
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	60	56
Indymac Index Mortgage Loan Trust
0.310% due 02/25/2037	14	14
0.400% due 09/25/2046	842	590
0.990% due 05/25/2034	305	253
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,191	1,191
JPMorgan Mortgage Trust
2.365% due 11/25/2033	61	62
2.670% due 12/25/2034	2,693	2,713
2.676% due 09/25/2034	5	5
2.706% due 12/25/2034	88	89
2.881% due 11/25/2035	758	729
2.908% due 11/25/2033	136	140
3.031% due 07/25/2035	1,582	1,425
3.069% due 10/25/2035	900	879
3.095% due 07/25/2035	1,626	1,668

4.295% due 04/25/2035	130	132
4.461% due 06/25/2035	6	6
4.838% due 04/25/2035	1,217	1,230
4.963% due 02/25/2035	3,675	3,741
5.279% due 07/25/2035	175	176
MASTR Adjustable Rate Mortgages Trust
2.347% due 02/25/2034	474	461
2.630% due 11/21/2034	4,449	4,574
2.689% due 09/25/2033	1,146	1,129
2.986% due 08/25/2034	1,613	1,568
2.992% due 01/25/2036	487	458
3.017% due 07/25/2034	3,924	3,884
4.997% due 01/25/2034	105	106
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,165	2,289
Merrill Lynch Mortgage Investors Trust
0.830% due 08/25/2028	212	211
0.870% due 06/25/2028	636	621
1.534% due 03/25/2028	1,268	1,231
2.476% due 04/25/2029	2,166	2,125
2.480% due 04/25/2035	2,201	2,215
2.499% due 12/25/2034	474	484
Merrill Lynch Mortgage Investors, Inc.
2.516% due 02/25/2035	535	543
2.583% due 06/25/2035	1,715	1,693
2.896% due 02/25/2034	114	114
3.105% due 09/25/2033	32	33
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,150
5.485% due 03/12/2051	500	580
Morgan Stanley Mortgage Loan Trust
0.480% due 09/25/2035	9,465	9,110
2.679% due 02/25/2034	15	15
Nomura Asset Acceptance Corp.
0.600% due 10/25/2034	22	22
2.785% due 10/25/2035	97	83
3.467% due 05/25/2035	203	200
Opteum Mortgage Acceptance Corp.
0.470% due 07/25/2035	717	713
Prime Mortgage Trust
0.610% due 02/25/2019	1	1
0.610% due 02/25/2034	12	11
5.000% due 08/25/2034	297	306
6.000% due 02/25/2034	61	67
Provident Funding Mortgage Loan Trust
2.970% due 05/25/2035	122	121
RBSSP Resecuritization Trust
0.530% due 08/26/2045	719	624
Residential Accredit Loans, Inc. Trust
0.610% due 01/25/2033	495	475
0.640% due 02/25/2033	475	445
3.480% due 04/25/2035	10	2
5.500% due 08/25/2034	173	176
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	155	157
7.500% due 12/25/2031	977	1,020
Residential Asset Securitization Trust
3.750% due 10/25/2018	17	18
5.250% due 04/25/2034	486	503
Residential Funding Mortgage Securities, Inc. Trust
4.895% due 02/25/2036 ^	333	272
6.500% due 03/25/2032	36	38
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	3,500	4,066
S2 Hospitality LLC
4.500% due 04/15/2025	3,264	3,270
Sequoia Mortgage Trust
0.971% due 04/20/2033	148	148
1.011% due 10/20/2027	562	557
1.164% due 05/20/2034	1,320	1,230
2.196% due 07/20/2034	87	86
Silver Oak Ltd.
1.760% due 06/21/2018	19,000	19,103
Structured Adjustable Rate Mortgage Loan Trust
0.450% due 03/25/2035	275	225
0.510% due 09/25/2034	333	212
0.650% due 08/25/2035	1,989	1,793
0.950% due 01/25/2035	52	52
2.709% due 06/25/2034	2,294	2,387
2.743% due 07/25/2034	1,143	1,132
2.745% due 03/25/2034	118	117
2.773% due 09/25/2034	746	746
2.812% due 08/25/2034	2,217	2,174
2.822% due 08/25/2034	3,623	3,503
2.858% due 03/25/2034	555	563

Structured Asset Mortgage Investments, Inc.
0.890% due 11/19/2033	145	138
0.890% due 05/19/2035	582	556
0.910% due 03/19/2034	281	278
1.050% due 02/19/2033	729	703
Structured Asset Securities Corp.
2.198% due 05/25/2032	44	42
2.393% due 07/25/2032	24	24
2.563% due 09/25/2033	190	188
2.809% due 11/25/2033	201	201
3.649% due 03/25/2033	571	570
Thornburg Mortgage Securities Trust
2.487% due 04/25/2045	495	504
UBS Commercial Mortgage Trust
0.784% due 07/15/2024	1,024	995
WaMu Mortgage Pass-Through Certificates
0.430% due 08/25/2046 ^	1,556	171
0.440% due 04/25/2045	8,116	7,635
0.470% due 11/25/2045	11,834	11,039
0.480% due 07/25/2045	4,720	4,424
0.480% due 12/25/2045	6,204	5,826
0.500% due 07/25/2045 (f)	16,002	15,200
0.500% due 10/25/2045	7,430	7,098
0.500% due 12/25/2045	6,624	6,121
0.520% due 01/25/2045	8,279	8,109
0.530% due 08/25/2045	584	550
0.610% due 11/25/2034	6,005	5,981
0.610% due 01/25/2045	3,372	3,128
0.670% due 07/25/2044	1,295	1,242
0.740% due 10/25/2044	845	775
1.166% due 08/25/2046	165	131
1.365% due 11/25/2042	364	350
1.565% due 08/25/2042	33	31
1.565% due 04/25/2044	1,763	1,666
2.460% due 08/25/2033	1,819	1,247
2.472% due 10/25/2035	4,258	1,096
2.494% due 09/25/2035	1,000	896
2.508% due 10/25/2033	918	948
2.511% due 05/25/2046	1,056	895
2.511% due 08/25/2046 (e)(f)	3,734	3,384
2.538% due 09/25/2046	9,834	8,575
2.538% due 11/25/2046	3,162	2,862
2.569% due 03/25/2034	2,584	2,633
4.999% due 02/25/2037	879	720
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.331% due 02/25/2033	31	30
2.444% due 01/25/2035	4,296	4,363
2.496% due 11/25/2030	387	387
2.573% due 02/25/2033	62	62
2.679% due 06/25/2033	77	78
7.000% due 03/25/2034	225	239
Wells Fargo Mortgage-Backed Securities Trust
0.710% due 07/25/2037	874	708
2.490% due 09/25/2033	60	61
2.613% due 09/25/2034	561	572
2.619% due 01/25/2035	1,590	1,594
2.625% due 12/25/2034	926	959
2.626% due 09/25/2034	2,002	2,079
2.626% due 06/25/2035	3,128	3,212
2.627% due 03/25/2036	4,268	4,201
2.695% due 02/25/2034	1,053	1,045
2.698% due 04/25/2035	639	649
2.723% due 04/25/2036 ^	44	41
2.736% due 06/25/2035	181	185
2.757% due 08/25/2033	913	940
4.422% due 10/25/2033	107	108
4.500% due 11/25/2018	389	390
4.500% due 05/25/2034	35	36
4.569% due 12/25/2033	313	321
4.680% due 12/25/2033	421	439
4.710% due 06/25/2034	294	303
4.727% due 01/25/2034	355	363
4.860% due 01/25/2034	374	377
4.908% due 05/25/2034	11	11
5.000% due 07/25/2019	15	15
5.158% due 10/25/2035	265	265
5.331% due 08/25/2035	124	125
6.000% due 09/25/2036	203	202

WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,171

Total Mortgage-Backed Securities (Cost $669,403)		682,804

ASSET-BACKED SECURITIES 25.2%
Accredited Mortgage Loan Trust
0.970% due 01/25/2034	242	185
ACE Securities Corp.
2.835% due 06/25/2033	1,443	1,385
American Money Management Corp. CLO Ltd.
0.544% due 08/08/2017	4,010	3,982
Ameriquest Mortgage Securities, Inc.
1.560% due 02/25/2033	1,448	1,362
Argent Securities, Inc.
1.245% due 01/25/2034	741	701
Avenue CLO Fund Ltd.
0.660% due 02/15/2017	1,698	1,692
Babson CLO Ltd.
0.569% due 07/20/2019	10,505	10,348
Bear Stearns Asset-Backed Securities Trust
0.280% due 12/25/2036	15	15
0.620% due 12/25/2035	1,500	1,411
1.210% due 11/25/2042	462	447
3.025% due 10/25/2036	2,969	2,230
3.171% due 10/25/2036	3,932	2,501
Bear Stearns Second Lien Trust
1.010% due 12/25/2036	21,100	7,083
BlueMountain CLO Ltd.
0.548% due 11/15/2017	1,441	1,431
Callidus Debt Partners CLO Fund Ltd.
0.590% due 04/17/2020	12,641	12,474
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	1,430	1,444
5.267% due 06/25/2035	4,500	4,541
Carrington Mortgage Loan Trust
0.310% due 06/25/2037	2,874	2,752
0.390% due 02/25/2036	258	249
Citigroup Mortgage Loan Trust, Inc.
0.660% due 07/25/2044	245	235
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	957	996
Conseco Financial Corp.
6.240% due 12/01/2028	423	440
Countrywide Asset-Backed Certificates
0.310% due 05/25/2047	3,308	3,247
0.440% due 09/25/2034	190	187
0.470% due 05/25/2036	2,246	2,178
Credit Suisse First Boston Mortgage Securities Corp.
1.010% due 05/25/2043	3,006	2,598
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	842
EFS Volunteer LLC
1.088% due 07/26/2027	2,633	2,664
EMC Mortgage Loan Trust
0.910% due 04/25/2042	2,458	2,140
FBR Securitization Trust
0.970% due 09/25/2035	499	480
Goldman Sachs Asset Management CLO PLC
0.533% due 08/01/2022	4,633	4,460
GSRPM Mortgage Loan Trust
0.720% due 03/25/2035	9,058	8,647
Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018	637	631
Home Equity Asset Trust
0.810% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	932
HSBC Home Equity Loan Trust
0.391% due 01/20/2036	2,071	2,001
0.471% due 01/20/2035 (f)	17,520	16,959
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036	13	5
Indymac Home Equity Loan Asset-Backed Trust
6.372% due 05/25/2033	1,058	1,073
Indymac Residential Asset-Backed Trust
0.660% due 08/25/2035	1,100	978
0.730% due 10/25/2035	1,600	134
Inwood Park CDO Ltd.
0.544% due 01/20/2021	10,000	9,843
Irwin Home Equity Corp.
0.750% due 07/25/2032	140	94
JPMorgan Mortgage Acquisition Corp.
0.280% due 01/25/2037	1,036	1,015
0.290% due 03/25/2037	34	34

0.640% due 12/25/2035	14,370	12,963
Lehman XS Trust
0.360% due 04/25/2037	8,237	5,261
Long Beach Mortgage Loan Trust
0.680% due 08/25/2035	1,194	1,168
0.770% due 10/25/2034	940	837
0.910% due 03/25/2032	51	43
1.065% due 07/25/2034	1,200	1,081
Loomis Sayles CLO Ltd.
0.544% due 10/26/2020	2,955	2,850
Merrill Lynch Mortgage Investors, Inc.
0.570% due 09/25/2036	467	326
5.666% due 05/25/2046	105	106
Morgan Stanley ABS Capital
0.670% due 06/25/2034	397	374
1.140% due 06/25/2034	886	828
1.410% due 06/25/2033	3,152	2,942
Morgan Stanley Dean Witter Capital
1.560% due 02/25/2033	345	294
Morgan Stanley Mortgage Loan Trust
0.280% due 01/25/2047	794	743
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.435% due 04/25/2031	2,000	1,885
New Century Home Equity Loan Trust
0.470% due 06/25/2035	1,312	1,301
Newcastle Investment Trust
2.450% due 12/10/2033	7,951	8,146
Option One Mortgage Loan Trust
0.850% due 07/25/2033	248	223
Park Place Securities, Inc.
0.950% due 12/25/2034	5,000	4,758
Plymouth Rock CLO Ltd.
1.810% due 02/16/2019	860	860
Primus CLO Ltd.
0.573% due 07/15/2021	9,561	9,122
Renaissance Home Equity Loan Trust
0.910% due 08/25/2032	10	8
1.310% due 09/25/2037	5,111	3,107
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,919	1,931
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033	773	689
SACO, Inc.
0.770% due 11/25/2035	1,916	1,851
0.970% due 11/25/2035	366	354
Saxon Asset Securities Trust
8.285% due 12/25/2032	1,746	1,793
SLC Student Loan Trust
4.750% due 06/15/2033	5,958	5,696
SLM Student Loan Trust
0.715% due 04/25/2023	4,200	4,223
1.080% due 03/15/2028	8,300	8,263
1.751% due 03/15/2028	3,650	3,634
1.849% due 09/15/2028	8,650	8,567
2.350% due 04/15/2039	1,583	1,593
3.500% due 08/17/2043 (f)	12,121	11,729
Soundview Home Loan Trust
0.860% due 11/25/2033	336	320
Specialty Underwriting & Residential Finance
0.890% due 01/25/2034	50	42
Structured Asset Securities Corp.
0.790% due 01/25/2033	487	447
0.860% due 05/25/2034	150	140
Trapeza CDO LLC
1.173% due 11/16/2034	1,000	362
Truman Capital Mortgage Loan Trust
0.960% due 12/25/2032	500	467
WMC Mortgage Loan Pass-Through Certificates
0.889% due 05/15/2030	116	111

Total Asset-Backed Securities (Cost $248,444)		230,490

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 01/30/2013 (b)	267	1,960

Total Preferred Securities (Cost $2,003)		1,960

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/02/2013	$648	648

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% - 2.100% due 10/17/2022 - 10/17/2022 valued at $664. Repurchase proceeds are $648.)
U.S. TREASURY BILLS 0.0%
0.170% due 05/30/2013 - 07/25/2013 (a)(h)	355	355

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 5.7%
PIMCO Short-Term Floating NAV Portfolio	5,217,391	52,210

Total Short-Term Instruments (Cost $53,209)		53,213

Total Investments 126.1% (Cost $1,151,543)		$1,151,678
Other Assets and Liabilities (Net) (26.1%)		(238,558)

Net Assets 100.0%		$913,120

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $110,390 at a weighted average interest rate of 0.508%.

(e)	Securities with an aggregate market value of $2,263 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012.

(f)	Securities with an aggregate market value of $267,094 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	0.430%	12/12/2012	01/14/2013	$144	$(144)
	0.560%	12/12/2012	01/14/2013	6,364	(6,366)
	0.711%	12/12/2012	01/14/2013	13,832	(13,838)
	0.750%	12/04/2012	03/04/2013	12,313	(12,321)
	1.011%	12/05/2012	03/05/2013	26,175	(26,196)
	1.063%	12/06/2012	01/07/2013	25,636	(25,656)
DEU	0.750%	10/12/2012	01/11/2013	4,714	(4,722)
FOB	0.500%	12/14/2012	03/13/2013	38,663	(38,673)
	0.500%	12/19/2012	03/13/2013	4,703	(4,704)
	0.600%	11/26/2012	02/26/2013	5,677	(5,681)
SAL	0.530%	12/12/2012	01/14/2013	58,947	(58,965)
	0.960%	12/20/2012	01/11/2013	29,753	(29,763)
ULW	0.350%	12/07/2012	01/03/2013	728	(728)
	0.380%	11/29/2012	01/02/2013	403	(403)
	0.380%	12/07/2012	01/03/2013	1,058	(1,058)
	0.380%	01/02/2013	01/28/2013	1,575	(1,575)
	0.380%	01/03/2013	01/28/2013	1,778	(1,779)
	0.400%	11/29/2012	01/02/2013	1,571	(1,572)
	0.400%	01/02/2013	01/28/2013	402	(402)
	0.650%	12/21/2012	06/21/2013	11,199	(11,201)

					$(245,747)

(g)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $340 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$23,800	$(339)	$(160)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	31,600	(779)	(443)

					$(1,118)	$(603)

(h)	Securities with an aggregate market value of $355 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(i)	OTC swap agreements outstanding as of December 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$484	$0	$484
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	500	73	0	73
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	2,000	389	0	389

						$946	$0	$946

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.102%	$10,000	$358	$0	$358
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.509%	3,000	2	0	2
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.541%	5,000	140	0	140
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.262%	5,000	4	0	4
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.879%	3,000	67	0	67
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	1.633%	6,000	61	0	61

							$632	$0	$632

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	0.989%	$2,600	$1	$(175)	$176

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016	$25,000	$(349)	$0	$(349)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(336)	0	(336)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016	25,000	(341)	0	(341)

					$(1,026)	$0	$(1,026)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$75,354	$0	$75,354
Industrials	0	11,382	1,222	12,604
U.S. Government Agencies	0	94,301	227	94,528
U.S. Treasury Obligations	0	725	0	725
Mortgage-Backed Securities	0	682,804	0	682,804
Asset-Backed Securities	0	210,026	20,464	230,490
Preferred Securities
Banking & Finance	0	0	1,960	1,960
Short-Term Instruments
Repurchase Agreements	0	648	0	648
U.S. Treasury Bills	0	355	0	355
Central Funds Used for Cash Management Purposes	52,210	0	0	52,210
	$52,210	$1,075,595	$23,873	$1,151,678

Financial Derivative Instruments - Assets
Credit Contracts	$0	$1,754	$0	$1,754

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,026)	0	(1,026)
Interest Rate Contracts	0	(603)	0	(603)

	$0	$125	$0	$125

Totals	$52,210	$1,075,720	$23,873	$1,151,803

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,239	$0	$(32)	$0	$0	$15	$0	$0	$1,222	$17
U.S. Government Agencies	368	0	(143)	2	8	(8)	0	0	227	0
Asset-Backed Securities	44,936	9,500	(9,848)	132	263	934	0	(25,453)	20,464	189
Preferred Securities
Banking & Finance	1,999	0	0	0	0	(39)	0	0	1,960	(39)

	$48,542	$9,500	$(10,023)	$134	$271	$902	$0	$(25,453)	$23,873	$167
Financial Derivative Instruments - Assets
Credit Contracts	$114	$0	$0	$0	$0	$(41)	$0	$(73)	$0	$0

Totals	$48,656	$9,500	$(10,023)	$134	$271	$861	$0	$(25,526)	$23,873	$167

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,222	Third Party Vendor	Broker Quote	107.50
U.S. Government Agencies	227	Benchmark Pricing	Base Price	98.65
Asset-Backed Securities	20,464	Benchmark Pricing	Base Price	99.00 - 99.66
Preferred Securities
Banking & Finance	1,960	Benchmark Pricing	Base Price	$ 7,393.89

Total	$23,873

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 2.0%
Bank of America Corp.
1.733% due 01/30/2014	$24,000	$24,207
Citigroup, Inc.
1.790% due 01/13/2014	24,000	24,227
KFW
3.500% due 03/10/2014	200	208
Morgan Stanley
1.916% due 01/24/2014	24,000	24,161
U.S. Trade Funding Corp.
4.260% due 11/15/2014	2,063	2,137

		74,940

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	350	378

Total Corporate Bonds & Notes (Cost $74,904)		75,318

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	1,920	2,151

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,985	1,958

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,273

Total Municipal Bonds & Notes (Cost $4,867)		5,382

U.S. GOVERNMENT AGENCIES 20.9%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	38,778
Fannie Mae
0.268% due 12/25/2036	1,156	1,105
0.330% due 03/25/2034	1,137	1,133
0.340% due 03/25/2036	818	766
0.430% due 07/25/2032	662	651
0.450% due 06/25/2033	587	563
0.470% due 06/25/2032	1	1
0.530% due 03/25/2032	480	456
0.550% due 11/25/2032	5	4
0.560% due 05/25/2042	475	477
0.669% due 08/25/2021 - 03/25/2022	54	55
0.819% due 08/25/2022	12	12
0.875% due 12/20/2017	50,000	50,158
0.919% due 04/25/2022	27	27
1.110% due 04/25/2032	456	466
1.125% due 04/27/2017	100,000	101,936
1.360% due 02/01/2041 - 09/01/2044	6,320	6,458
1.366% due 10/01/2044	2,136	2,200
1.560% due 11/01/2030	1	1
1.625% due 10/26/2015 (d)	40,270	41,689
2.026% due 11/01/2035	618	649
2.052% due 11/01/2035	465	488
2.064% due 06/01/2021	1,026	1,076
2.095% due 02/01/2026	11	11
2.125% due 12/01/2032	6	6
2.151% due 03/01/2035	1,313	1,379
2.221% due 09/01/2033	3	3
2.248% due 05/01/2025	10	11
2.250% due 03/15/2016	54,300	57,405
2.251% due 06/01/2032	1	2
2.280% due 12/01/2022	29	31
2.305% due 09/01/2031	61	65
2.319% due 11/01/2020	13	14
2.351% due 07/01/2018	266	269
2.374% due 10/01/2032	31	32

2.375% due 05/01/2022 - 09/01/2022	13	14
2.379% due 12/01/2029	5	6
2.390% due 12/01/2029	8	9
2.395% due 09/01/2028	9	9
2.400% due 12/01/2031 - 05/01/2032	8	8
2.469% due 12/01/2029	23	23
2.498% due 01/01/2029	6	6
2.603% due 01/01/2036	3,897	4,155
2.655% due 12/01/2035	164	172
2.722% due 10/01/2025 - 03/01/2026	47	51
2.757% due 03/01/2018	12	12
2.773% due 08/01/2036	366	391
2.847% due 08/01/2028	12	12
2.875% due 09/01/2017 - 01/01/2018	21	22
4.000% due 03/01/2029 - 01/01/2042	13,904	15,027
4.378% due 06/01/2025	16	16
4.500% due 04/25/2017 - 10/01/2041	3,087	3,347
4.625% due 05/01/2013	11,757	11,932
4.650% due 08/01/2014	11	11
5.133% due 09/01/2026	373	378
5.650% due 11/01/2014	3	3
6.000% due 06/01/2037	350	383
Financing Corp.
0.000% due 06/06/2013	70	70
Freddie Mac
0.000% due 12/11/2025	9,084	6,138
0.450% due 07/25/2031	328	338
0.559% due 12/15/2030	24	24
0.709% due 06/15/2030 - 12/15/2032	248	251
0.759% due 06/15/2031	111	113
0.950% due 02/15/2027	13	13
1.360% due 10/25/2044 - 02/25/2045	5,391	5,353
1.535% due 07/25/2044	2,683	2,752
1.750% due 09/10/2015	28,000	29,045
2.252% due 07/01/2020	83	87
2.265% due 04/01/2027	10	10
2.270% due 08/01/2019	28	29
2.333% due 05/01/2032	17	18
2.350% due 02/01/2032	5	5
2.354% due 12/01/2031	4	4
2.355% due 09/01/2031 - 02/01/2032	16	16
2.356% due 08/01/2031	2	2
2.361% due 03/01/2025	1	1
2.375% due 12/01/2031	55	58
2.376% due 02/01/2024	36	38
2.497% due 07/01/2029	15	16
2.543% due 01/01/2032	21	22
2.709% due 03/01/2035	345	346
2.740% due 06/01/2035	6,337	6,749
2.748% due 10/01/2031	6	6
2.845% due 02/01/2035	2,191	2,311
2.891% due 02/01/2018	17	18
3.398% due 08/01/2020	20	20
4.105% due 02/01/2025	8	8
4.250% due 05/22/2013	20	20
4.500% due 04/02/2014 - 09/15/2035	65,268	69,225
5.000% due 01/30/2014 - 01/15/2034	39,177	41,993
5.400% due 03/17/2021	500	577
5.500% due 08/15/2030 - 10/01/2039	825	895
6.500% due 10/25/2043	1,185	1,391
Ginnie Mae
1.625% due 10/20/2023 - 02/20/2030	1,341	1,394
1.750% due 04/20/2023 - 04/20/2032	1,297	1,353
2.000% due 10/20/2024 - 05/20/2030	329	343
5.000% due 05/20/2034	32,481	37,796
8.500% due 03/20/2025	44	54
Israel Government AID Bond
0.000% due 11/01/2024	133,000	96,007
5.500% due 09/18/2023	61,330	80,921
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	11,119
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	330	333
1.000% due 03/25/2025 - 07/25/2025	424	430
1.100% due 01/25/2019 - 11/25/2024	441	446
4.500% due 03/01/2023	562	618
4.760% due 09/01/2025	16,381	18,301
4.770% due 04/01/2024	4,176	4,667
4.875% due 09/10/2013	277	284
4.930% due 01/01/2024	3,471	3,836
5.136% due 08/10/2013	1,298	1,330
5.240% due 08/01/2023	2,323	2,590
7.060% due 11/01/2019	317	351
7.220% due 11/01/2020	338	381
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,115

5.190% due 08/01/2016	5,000	5,147

Total U.S. Government Agencies (Cost $710,139)		784,142

U.S. TREASURY OBLIGATIONS 67.4%
U.S. Treasury Bonds
3.125% due 11/15/2041	7,200	7,509
4.375% due 05/15/2041	12,300	15,975
4.500% due 05/15/2038	4,800	6,320
5.500% due 08/15/2028	7,200	10,158
6.250% due 08/15/2023 (d)	257,600	368,972
6.250% due 05/15/2030	7,800	12,038
6.750% due 08/15/2026	3,100	4,782
8.000% due 11/15/2021	44,700	68,967
8.125% due 05/15/2021	100,000	153,359
U.S. Treasury Notes
0.625% due 08/31/2017	133,200	133,054
0.750% due 12/15/2013	9	9
1.625% due 08/15/2022	250,000	248,125
1.750% due 05/15/2022	103,340	104,131
1.875% due 09/30/2017	260,000	274,503
2.000% due 11/15/2021	112,500	116,657
2.625% due 11/15/2020	130,000	142,563
3.000% due 02/28/2017 (d)	568,567	625,335
3.125% due 05/15/2021	12,000	13,596
3.625% due 08/15/2019 (d)	129,151	150,290
3.625% due 02/15/2021 (d)	48,367	56,729
U.S. Treasury Strips
0.000% due 08/15/2023	5,100	4,148
0.000% due 11/15/2027	3,300	2,262
0.000% due 08/15/2028	900	600
0.000% due 11/15/2028	3,800	2,510
0.000% due 11/15/2039	1,100	486
0.000% due 05/15/2040	3,200	1,386

Total U.S. Treasury Obligations (Cost $2,475,717)		2,524,464

MORTGAGE-BACKED SECURITIES 5.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.643% due 04/25/2033	280	284
2.653% due 11/25/2034	2,633	2,409
2.913% due 04/25/2033	12	12
2.959% due 02/25/2033	70	64
3.120% due 01/25/2034	642	647
3.677% due 04/25/2033	156	158
Bear Stearns Alt-A Trust
0.370% due 02/25/2034	3,750	3,596
2.924% due 11/25/2036	23,131	15,505
2.964% due 11/25/2036	31,303	20,276
CBA Commercial Small Balance Commercial Mortgage
0.490% due 12/25/2036	2,308	1,826
CC Funding Corp.
0.340% due 05/25/2048	5,071	3,413
0.460% due 08/25/2035	1,155	917
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035	2,036	2,004
Countrywide Alternative Loan Trust
0.370% due 02/25/2047	1,100	832
0.390% due 05/25/2047	7,066	5,015
0.391% due 02/20/2047	10,090	6,095
0.410% due 05/25/2036	686	475
0.420% due 05/25/2035	1,405	1,010
0.421% due 03/20/2046	7,659	5,085
0.490% due 12/25/2035	477	375
1.651% due 02/25/2036	648	508
5.500% due 03/25/2036	3,336	2,452
Countrywide Home Loan Mortgage Pass-Through Trust
0.440% due 05/25/2035	2,257	1,781
0.500% due 04/25/2035	488	355
0.540% due 02/25/2035	1,466	1,344
0.550% due 02/25/2035	908	791
2.733% due 04/25/2035	830	570
2.857% due 09/20/2036 ^	10,085	6,135
Credit Suisse First Boston Mortgage Securities Corp.
2.120% due 05/25/2032	16	15
2.365% due 06/25/2032	48	30
Downey Savings & Loan Association Mortgage Loan Trust
0.470% due 08/19/2045	1,206	999
First Republic Mortgage Loan Trust
0.690% due 06/25/2030	425	420
0.709% due 11/15/2030	524	507
Greenpoint Mortgage Funding Trust
0.430% due 06/25/2045	1,114	894
GS Mortgage Securities Corp.
1.103% due 03/06/2020	6,436	6,443

GSR Mortgage Loan Trust
2.960% due 04/25/2036	8,620	8,102
Harborview Mortgage Loan Trust
0.340% due 04/19/2038	2,777	2,066
0.430% due 05/19/2035	3,049	2,408
0.950% due 02/19/2034	566	565
Impac CMB Trust
1.210% due 07/25/2033	120	108
Indymac Index Mortgage Loan Trust
0.530% due 02/25/2035	4,293	3,738
JPMorgan Mortgage Trust
2.856% due 02/25/2036	2,688	2,286
3.095% due 07/25/2035	2,587	2,653
MASTR Adjustable Rate Mortgages Trust
2.749% due 05/25/2034	379	374
MASTR Asset Securitization Trust
5.500% due 09/25/2033	313	331
Merrill Lynch Mortgage Investors, Inc.
2.039% due 12/25/2032	210	212
Prime Mortgage Trust
5.000% due 02/25/2019	354	359
Residential Accredit Loans, Inc. Trust
0.510% due 08/25/2035	2,283	1,685
0.610% due 03/25/2033	1,953	1,887
1.525% due 09/25/2045	901	671
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	922	994
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	67	70
Sequoia Mortgage Trust
0.561% due 07/20/2033	2,904	2,876
0.681% due 07/20/2033	2,042	1,468
0.910% due 10/19/2026	1,154	1,154
Structured Adjustable Rate Mortgage Loan Trust
1.572% due 01/25/2035	728	518
Structured Asset Mortgage Investments, Inc.
0.430% due 05/25/2036	28,621	18,958
0.790% due 07/19/2034	435	430
0.910% due 03/19/2034	747	737
Structured Asset Securities Corp.
2.859% due 10/28/2035	1,188	1,099
WaMu Mortgage Pass-Through Certificates
0.440% due 04/25/2045	3,375	3,175
0.470% due 11/25/2045	2,464	2,299
0.480% due 12/25/2045	1,422	1,323
0.895% due 01/25/2047	2,001	1,687
0.976% due 12/25/2046	4,008	3,438
1.145% due 06/25/2046	5,540	4,840
1.160% due 02/25/2046	3,930	3,613
1.339% due 05/25/2041	251	248
1.365% due 11/25/2042	813	782
2.511% due 05/25/2046	1,012	857
2.511% due 07/25/2046	9,595	8,756
2.511% due 08/25/2046	23,880	21,639
2.511% due 10/25/2046	1,972	1,785
2.511% due 12/25/2046	2,070	1,797
2.538% due 09/25/2046	4,135	3,605
2.569% due 03/25/2034	315	321
Washington Mutual MSC Mortgage Pass-Through Certificates
2.331% due 02/25/2033	19	19
2.573% due 02/25/2033	3	3
2.600% due 05/25/2033	51	51
Wells Fargo Mortgage-Backed Securities Trust
4.436% due 11/25/2033	122	126

Total Mortgage-Backed Securities (Cost $267,688)		209,355

ASSET-BACKED SECURITIES 0.5%
ACE Securities Corp. 0.260% due 08/25/2036	45	26
Asset-Backed Securities Corp. Home Equity
0.290% due 05/25/2037	124	102
0.729% due 06/15/2031	273	264
0.749% due 11/15/2031	34	30
Bear Stearns Asset-Backed Securities Trust
0.280% due 12/25/2036	230	224
0.290% due 10/25/2036	198	190
0.320% due 11/25/2036	4,882	3,083
0.870% due 10/25/2032	70	64
Carrington Mortgage Loan Trust
0.260% due 12/25/2036	577	558
0.530% due 10/25/2035	529	527
CIT Group Home Equity Loan Trust
0.750% due 06/25/2033	252	231

Citigroup Mortgage Loan Trust, Inc.
0.270% due 05/25/2037	269	264
0.320% due 08/25/2036	181	178
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,224	912
Countrywide Asset-Backed Certificates
0.390% due 09/25/2036	1,615	1,561
0.400% due 06/25/2036	1,168	1,128
Credit Suisse First Boston Mortgage Securities Corp.
0.830% due 01/25/2032	125	108
Credit-Based Asset Servicing and Securitization LLC
0.280% due 01/25/2037	1,404	491
First Franklin Mortgage Loan Trust
0.950% due 12/25/2034	8	8
GE-WMC Mortgage Securities LLC
0.250% due 08/25/2036	104	41
GSAMP Trust
0.280% due 12/25/2036	745	360
0.390% due 11/25/2035	233	24
GSRPM Mortgage Loan Trust
0.910% due 01/25/2032	26	26
Home Equity Asset Trust
0.270% due 05/25/2037	88	87
1.130% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.260% due 10/25/2036	221	91
0.260% due 12/25/2036	44	44
IXIS Real Estate Capital Trust
0.270% due 05/25/2037	46	16
JPMorgan Mortgage Acquisition Corp.
0.270% due 03/25/2047	580	537
0.290% due 08/25/2036	58	21
0.290% due 03/25/2037	112	112
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	64
Lehman ABS Mortgage Loan Trust
0.300% due 06/25/2037	912	491
Long Beach Mortgage Loan Trust
0.770% due 10/25/2034	1,548	1,378
MASTR Asset-Backed Securities Trust
0.260% due 11/25/2036	144	58
0.290% due 05/25/2037	256	252
Merrill Lynch Mortgage Investors, Inc.
0.330% due 02/25/2037	461	174
Mid-State Trust
7.340% due 07/01/2035	190	198
Morgan Stanley ABS Capital
0.270% due 05/25/2037	538	338
Morgan Stanley IXIS Real Estate Capital Trust
0.260% due 11/25/2036	53	22
Morgan Stanley Mortgage Loan Trust
0.280% due 01/25/2047	478	448
New Century Home Equity Loan Trust
0.390% due 05/25/2036	1,286	776
0.470% due 06/25/2035	793	790
Option One Mortgage Loan Trust
0.270% due 07/25/2037	99	98
Renaissance Home Equity Loan Trust
0.910% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032	147	126
Securitized Asset-Backed Receivables LLC
0.250% due 01/25/2037	297	277
0.270% due 12/25/2036 ^	2,149	627
0.290% due 11/25/2036 ^	855	294
Soundview Home Loan Trust
0.270% due 11/25/2036	729	255
0.290% due 06/25/2037	689	646
Specialty Underwriting & Residential Finance
0.270% due 01/25/2038	419	402
Structured Asset Securities Corp.
0.310% due 01/25/2037	630	553
0.610% due 05/25/2034	237	223

Total Asset-Backed Securities (Cost $28,261)		19,801

SHORT-TERM INSTRUMENTS 2.6%
COMMERCIAL PAPER 0.5%
Straight-A Funding LLC
0.180% due 02/19/2013	1,900	1,899

0.188% due 01/07/2013	16,700	16,700

		18,599

REPURCHASE AGREEMENTS 1.8%
Banc of America Securities LLC
0.230% due 01/02/2013	9,600	9,600
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $9,790. Repurchase proceeds are $9,600.)
Goldman Sachs Group, Inc.
0.250% due 01/23/2013	34,600	34,600
(Dated 11/28/2012. Collateralized by Fannie Mae 2.500% due 10/01/2027 valued at $35,503. Repurchase proceeds are $34,608)
0.260% due 01/14/2013	17,600	17,600
(Dated 11/27/2012. Collateralized by Freddie Mac 3.500% due 08/01/2042 valued at $18,051. Repurchase proceeds are $17,605)
State Street Bank and Trust Co.
0.010% due 01/02/2013	4,978	4,978
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $5,079. Repurchase proceeds are $4,978.)

		66,778

U.S. TREASURY BILLS 0.3%
0.161% due 03/07/2013 - 08/22/2013 (a)(d)	10,192	10,187

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,554	186

Total Short-Term Instruments (Cost $95,747)		95,750

Total Investments 99.2% (Cost $3,657,323)		$3,714,212
Other Assets and Liabilities (Net) 0.8%		31,702

Net Assets 100.0%		$3,745,914

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $299,487 at a weighted average interest rate of 0.037%.

(d)	Securities with an aggregate market value of $29,710 have been pledged as collateral for the following open futures contracts as of December 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	4,089	$1,791
90-Day Eurodollar June Futures	Long	06/2015	13,600	1,733
90-Day Eurodollar March Futures	Long	03/2015	5,111	1,408
90-Day Eurodollar March Futures	Long	03/2016	5,000	(580)
U.S. Treasury 10-Year Note March Futures	Long	03/2013	13,959	(9,838)

				$(5,486)

(e)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2043	$23,000	$24,632	$(24,660)
Fannie Mae	4.500%	01/01/2043	4,000	4,309	(4,322)

				$28,941	$(28,982)

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$74,940	$0	$74,940
Industrials	0	378	0	378
Municipal Bonds & Notes
California	0	2,151	0	2,151
Iowa	0	1,958	0	1,958
New York	0	1,273	0	1,273
U.S. Government Agencies	0	784,142	0	784,142
U.S. Treasury Obligations	0	2,524,464	0	2,524,464
Mortgage-Backed Securities	0	209,355	0	209,355
Asset-Backed Securities	0	19,801	0	19,801
Short-Term Instruments
Commercial Paper	0	18,599	0	18,599
Repurchase Agreements	0	66,778	0	66,778
U.S. Treasury Bills	0	10,187	0	10,187
Central Funds Used for Cash Management Purposes	186	0	0	186
	$186	$3,714,026	$0	$3,714,212

Short Sales, at value	$0	$(28,982)	$0	$(28,982)

Financial Derivative Instruments - Assets
Interest Rate Contracts	$4,932	$0	$0	$4,932

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(10,418)	$0	$0	$(10,418)

Totals	$(5,300)	$3,685,044	$0	$3,679,744

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND® , PIMCO GLOBAL MULTI-ASSET FUND, PIMCO INFLATION RESPONSE MULTI-ASSET FUND, Pimco INTERNATIONAL PORTFOLIO AND PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III (“Consolidated Funds”)

PIMCO Cayman Commodity Fund I, II, III, IV, VII and PIMCO Cayman Japan Fund I and II (each a “Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with the Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Funds’ investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Subsidiary, comprising the entire issued share capital of the subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of December 31, 2012 of each Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO Cayman Commodity Fund IV Ltd.	04/14/2010	05/07/2010	$4,735	$1,514	32.0%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	04/14/2010	05/07/2010	3,947,019	943,729	23.9%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	08/01/2008	19,500,777	3,179,969	16.3%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund	11/21/2008	12/10/2008	5,148,827	458,196	8.9%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII Ltd.	08/01/2011	08/31/2011	157,162	21,507	13.7%
PIMCO International Portfolio	PIMCO Cayman Japan Fund II Ltd.	06/05/2012	06/12/2012	2,049,757	115,944	5.7%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I Ltd.	06/05/2012	06/12/2012	13,863,850	1,931,259	13.9%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end may have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically as a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data. Transfers out of Level 3 to Level 2 are typically as a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the respective funds.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Physical commodities such as gold derive their value from the underlying asset’s price of which the commodity is delivered against. The asset is typically a future contract or similar instrument which is agreed upon between the Investment Manager and trading counterparty and is detailed in the trade agreement. Physical commodities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Market comparable companies valuation technique estimates fair value by using an internal model that utilizes comparable companies’ inputs such as market multiples derived from earnings before interest, taxes, depreciation and amortization (“EBITDA”), manager assumptions regarding such comparable companies and requested non-public statements from the underlying company. Significant changes in the market multiples, manager assumptions or company statements would result in a direct and proportional changes in the fair value of the security.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS Short Strategy Fund, PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on such rulings, the Pimco CommoditiesPLUS Short Strategy Fund, PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS Short Strategy Fund, PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund , PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO Commodities PLUS Short Strategy Fund, PIMCO Commodities PLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS Short Strategy Fund, PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of December 31, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO All Asset All Authority Fund	$ 38,178,548	$1,005,871	$(229,505)	$776,366
PIMCO All Asset Fund	30,940,399	1,377,904	(78,643)	1,299,261
PIMCO California Intermediate Municipal Bond Fund	157,959	9,163	(504)	8,659
PIMCO California Municipal Bond Fund	5,761	96	(6)	90
PIMCO California Short Duration Municipal Income Fund	241,142	2,121	(524)	1,597
PIMCO CommoditiesPLUS® Short Strategy Fund	6,456	24	(13)	11
PIMCO CommoditiesPLUS® Strategy Fund	3,980,451	34,092	(12,319)	21,773
PIMCO CommodityRealReturn Strategy Fund®	21,682,928	1,089,332	(39,578)	1,049,754
PIMCO Convertible Fund	937,018	70,936	(51,932)	19,004
PIMCO Credit Absolute Return Fund	525,227	9,087	(625)	8,462
PIMCO Diversified Income Fund	6,436,234	504,199	(27,080)	477,119
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	6,747,036	183,222	(10,323)	172,899
PIMCO Emerging Local Bond Fund	13,665,178	636,370	(133,928)	502,442
PIMCO Emerging Markets Bond Fund	7,179,619	738,454	(17,802)	720,652
PIMCO Emerging Markets Corporate Bond Fund	1,291,697	49,250	(4,101)	45,149
PIMCO Emerging Markets Currency Fund	6,698,986	57,528	(48,636)	8,892
PIMCO Extended Duration Fund	372,753	15,947	(2,321)	13,626
PIMCO Floating Income Fund	3,856,425	215,203	(26,321)	188,882
PIMCO Foreign Bond Fund (Unhedged)	5,650,616	296,817	(48,098)	248,719
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5,846,092	283,502	(72,676)	210,826
PIMCO Fundamental Advantage Total Return Strategy Fund	3,342,960	97,679	(8,451)	89,228
PIMCO Fundamental IndexPLUS® TR Fund	1,569,824	30,273	(6,351)	23,922
PIMCO GNMA Fund	2,890,434	31,705	(8,266)	23,439
PIMCO Global Advantage® Strategy Bond Fund	5,356,764	197,480	(23,207)	174,273
PIMCO Global Bond Fund (Unhedged)	604,057	21,509	(6,922)	14,587
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,289,061	57,231	(24,097)	33,134
PIMCO Global Multi-Asset Fund	5,722,371	175,212	(90,040)	85,172
PIMCO High Yield Fund	17,807,038	1,329,471	(129,721)	1,199,750
PIMCO High Yield Municipal Bond Fund	461,808	37,424	(11,642)	25,782
PIMCO High Yield Spectrum Fund	2,271,693	123,260	(11,813)	111,447
PIMCO Income Fund	23,058,423	1,216,528	(43,080)	1,173,448
PIMCO Inflation Response Multi-Asset Fund	152,763	2,054	(293)	1,761
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,299,804	64,571	(4,987)	59,584
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	300,068	7,922	(3,620)	4,302
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,273,648	29,988	(2,641)	27,347
PIMCO Investment Grade Corporate Bond Fund	10,123,531	683,311	(23,180)	660,131
PIMCO Long Duration Total Return Fund	6,232,749	719,949	(29,948)	690,001
PIMCO Long-Term Credit Fund	4,563,098	326,574	(20,089)	306,485
PIMCO Long-Term U.S. Government Fund	2,133,703	47,786	(28,534)	19,252
PIMCO Low Duration Fund	25,480,934	479,463	(83,935)	395,528
PIMCO Low Duration Fund II	840,743	7,870	(3,183)	4,687
PIMCO Low Duration Fund III	325,751	4,970	(1,371)	3,599
PIMCO Moderate Duration Fund	3,041,603	110,191	(7,198)	102,993
PIMCO Mortgage Opportunities Fund	415,552	6,389	(334)	6,055
PIMCO Mortgage-Backed Securities Fund	765,787	9,089	(10,033)	(944)
PIMCO Municipal Bond Fund	654,471	44,295	(533)	43,762
PIMCO National Intermediate Municipal Bond Fund	11,444	106	(13)	93
PIMCO New York Municipal Bond Fund	152,787	16,977	(41)	16,936
PIMCO Real Income 2019 Fund®	24,955	1,143	(3)	1,140
PIMCO Real Income 2029 Fund®	22,605	1,827	(6)	1,821
PIMCO Real Return Asset Fund	599,230	43,385	(3,875)	39,510
PIMCO Real Return Fund	28,144,097	1,916,006	(47,618)	1,868,388
PIMCO RealEstateRealReturn Strategy Fund	2,374,824	129,364	(3,824)	125,540
PIMCO RealRetirement® 2015 Fund	38,296	532	(130)	402
PIMCO RealRetirement® 2020 Fund	78,650	1,175	(473)	702
PIMCO RealRetirement® 2025 Fund	53,847	1,000	(294)	706
PIMCO RealRetirement® 2030 Fund	74,281	1,461	(668)	793
PIMCO RealRetirement® 2035 Fund	45,800	1,114	(512)	602
PIMCO RealRetirement® 2040 Fund	65,897	1,481	(987)	494
PIMCO RealRetirement® 2045 Fund	27,665	742	(653)	89
PIMCO RealRetirement® 2050 Fund	41,969	816	(961)	(145)
PIMCO RealRetirement® Income and Distribution Fund	49,017	720	(197)	523
PIMCO Senior Floating Rate Fund	2,159,319	27,029	(2,381)	24,648
PIMCO Short Asset Investment Fund	4,706	9	(2)	7
PIMCO Short Duration Municipal Income Fund	333,486	2,808	(427)	2,381
PIMCO Short-Term Fund	13,036,192	104,253	(79,670)	24,583
PIMCO Small Cap StocksPLUS® TR Fund	645,517	16,677	(1,237)	15,440
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	554,358	13,684	(377)	13,307
PIMCO StocksPLUS® Fund	1,056,726	16,915	(7,170)	9,745
PIMCO StocksPLUS® Long Duration Fund	731,863	66,638	(2,703)	63,935
PIMCO StocksPLUS® TR Short Strategy Fund	5,424,890	121,561	(7,561)	114,000
PIMCO StocksPLUS® Total Return Fund	1,040,052	23,362	(2,778)	20,584
PIMCO Tax Managed Real Return Fund	61,126	3,005	(6)	2,999
PIMCO Total Return Fund	326,570,500	13,619,501	(937,950)	12,681,551
PIMCO Total Return Fund II	3,496,060	162,399	(11,699)	150,700
PIMCO Total Return Fund III	4,613,900	199,148	(21,044)	178,104
PIMCO Total Return Fund IV	905,817	30,589	(1,324)	29,265
PIMCO Unconstrained Bond Fund	22,004,533	1,033,688	(184,966)	848,722
PIMCO Unconstrained Tax Managed Bond Fund	369,635	30,693	(2,493)	28,200
PIMCO Worldwide Fundamental Advantage TR Strategy Fund	643,418	1,411	(2,672)	(1,261)
PIMCO Asset-Backed Securities Portfolio	1,042,393	40,660	(64,333)	(23,673)
PIMCO Developing Local Markets Portfolio	169,948	1,710	(2,362)	(652)
PIMCO Emerging Markets Portfolio	1,159,198	45,829	(3,497)	42,332
PIMCO FX Strategy Portfolio	31,231	51	(57)	(6)
PIMCO High Yield Portfolio	792,774	49,794	(23,297)	26,497
PIMCO International Portfolio	2,353,306	84,246	(40,510)	43,736
PIMCO Investment Grade Corporate Portfolio	4,043,223	454,422	(14,926)	439,496
PIMCO Long Duration Corporate Bond Portfolio	13,147,157	1,584,867	(40,332)	1,544,535
PIMCO Low Duration Portfolio	264,371	1,208	(326)	882
PIMCO Moderate Duration Portfolio	134,714	623	(649)	(26)
PIMCO Mortgage Portfolio	10,428,126	151,789	(156,416)	(4,627)
PIMCO Municipal Sector Portfolio	356,909	48,392	(688)	47,704
PIMCO Real Return Portfolio	3,680,083	238,346	(1,428)	236,918
PIMCO Senior Floating Rate Portfolio	9,313	114	(17)	97
PIMCO Short-Term Floating NAV Portfolio	10,575,712	4,644	(2,031)	2,613
PIMCO Short-Term Floating NAV Portfolio II	3,629,135	1,439	(668)	771
PIMCO Short-Term Floating NAV Portfolio III	14,065,705	28,838	(143,544)	(114,706)
PIMCO Short-Term Portfolio	1,151,561	41,765	(41,648)	117
PIMCO U.S. Government Sector Portfolio	3,661,724	123,046	(70,558)	52,488

(1) Primary differences, if any, between book and tax unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended December 31, 2012 (amounts in thousands):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income

PIMCO CommoditiesPLUS® Strategy Fund	$1,754,244	$228,708	$(465,645)	$(23,827)	$8,510	$1,501,990	$10,212
PIMCO CommodityRealReturn Strategy Fund®	501,288	28,677	(366,861)	(36,547)	54,337	180,894	8,243
PIMCO Convertible Fund	691,153	41,879	(249,514)	(5,933)	(24,386)	453,199	29,053
PIMCO Credit Absolute Return Fund	34,732	167,778	0	0	2,499	205,009	2,778
PIMCO Diversified Income Fund	822,721	815,419	(11,292)	37	53,564	1,680,449	59,624
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	1,617,545	487,888	0	0	85,433	2,190,866	153,294
PIMCO Emerging Local Bond Fund	1,733,518	833,005	(79,429)	(565)	78,101	2,564,630	111,976
PIMCO Emerging Markets Bond Fund	1,252,672	443,760	(75,796)	1,019	110,486	1,732,141	63,877
PIMCO Emerging Markets Corporate Bond Fund	0	445,088	0	0	7,910	452,998	6,338
PIMCO Emerging Markets Currency Fund	2,170,727	742,694	(104,581)	(896)	30,216	2,838,160	45,670
PIMCO EqS™ Dividend Fund	21,814	627	0	0	706	23,147	627
PIMCO EqS™ Emerging Markets Fund	34,328	335	0	0	(528)	34,135	335
PIMCO EqS™ Long/Short Fund	0	127,979	0	0	(5,545)	122,434	479
PIMCO EqS Pathfinder Fund®	500,721	14,579	0	0	(5,185)	510,115	14,579
PIMCO Floating Income Fund	1,263,087	110,612	0	0	42,465	1,416,164	47,185
PIMCO Foreign Bond Fund (Unhedged)	304,461	221,306	0	0	(738)	525,029	29,505
PIMCO Fundamental Advantage Total Return Strategy Fund	757,244	912,604	(171,407)	(26,587)	104,402	1,576,256	2,855
PIMCO Fundamental IndexPLUS® TR Fund	43,515	4,987	0	0	106	48,608	4,987
PIMCO Global Advantage Inflation-Linked Bond Exchange-Traded Fund	0	23,667	0	0	247	23,914	217
PIMCO Global Advantage® Strategy Bond Fund	472,613	234,943	0	0	15,801	723,357	16,707
PIMCO High Yield Fund	1,925,936	1,267,570	(450,161)	(276)	99,900	2,842,969	127,070
PIMCO High Yield Spectrum Fund	326,760	779,882	0	0	41,375	1,148,017	41,467
PIMCO Income Fund	1,349,276	928,329	0	0	146,379	2,423,984	102,244
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	636,058	925,412	0	0	1,365	1,562,835	225,412
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	26,835	2,287	0	0	1,597	30,719	2,287
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	35,447	3,873	0	0	1,228	40,548	3,873
PIMCO Investment Grade Corporate Bond Fund	658,516	608,670	(245,130)	7,012	14,298	1,043,366	43,006
PIMCO Long Duration Total Return Fund	130,769	594,621	0	0	(18,031)	707,359	30,752
PIMCO Long-Term Credit Fund	212,759	275,528	0	0	8,862	497,149	24,894
PIMCO Long-Term U.S. Government Fund	166,962	534,911	0	0	(30,850)	671,023	46,094
PIMCO Low Duration Fund	2,526	75,702	0	0	(926)	77,302	1,327
PIMCO Real Return Asset Fund	923,832	60,507	(894,357)	58,778	(49,095)	99,665	60,507
PIMCO Real Return Fund	14,494	705	0	0	380	15,579	705
PIMCO RealEstateRealReturn Strategy Fund	856,217	65,925	(769,680)	109,462	(65,237)	196,687	65,925
PIMCO Senior Floating Rate Fund	142,684	908,217	(26,839)	(293)	12,729	1,036,498	18,032
PIMCO Short-Term Floating NAV Portfolio	1,584,963	5,442,047	(6,977,500)	(5)	0	49,505	347
PIMCO Short-Term Fund	6,847	129,580	(130,773)	(9)	113	5,758	89
PIMCO Small Cap StocksPLUS® TR Fund	78,812	6,000	0	0	2,932	87,744	6,000
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	231,854	38,779	0	0	(13,487)	257,146	38,779
PIMCO StocksPLUS® Fund	10,355	1,037	0	0	(411)	10,981	1,037
PIMCO StocksPLUS® Total Return Fund	15,935	1,130	0	0	352	17,417	1,130
PIMCO StocksPLUS® TR Short Strategy Fund	1,322,638	3,213,999	0	0	6,826	4,543,463	34,698
PIMCO Total Return Fund	209,894	1,709,791	(957,596)	(982)	(6,740)	954,367	50,341
PIMCO Unconstrained Bond Fund	912,747	963,251	(293,095)	3,214	17,239	1,603,356	39,286
PIMCO Worldwide Fundamental Advantage TR Strategy Fund	0	227,522	0	0	(622)	226,900	3,522
Totals	$25,759,499	$24,651,810	$(12,269,656)	$83,602	$728,577	$38,953,832	$1,577,365

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income

PIMCO CommoditiesPLUS® Strategy Fund	$1,822,329	$164,682	$(1,195,401)	$(78,073)	$48,658	$762,195	$6,973
PIMCO CommodityRealReturn Strategy Fund®	693,412	28,853	(721,320)	(29,480)	52,722	24,187	9,391
PIMCO Convertible Fund	874,473	30,431	(636,758)	77,123	(108,200)	237,069	25,342
PIMCO Credit Absolute Return Fund	61,293	107,743	0	0	2,713	171,749	2,743
PIMCO Diversified Income Fund	1,139,058	179,771	0	0	61,813	1,380,642	59,030
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	2,602,323	550,656	(130,000)	(16,132)	123,534	3,130,381	219,590
PIMCO Emerging Local Bond Fund	1,923,926	520,771	(101,233)	(785)	59,149	2,401,828	109,444
PIMCO Emerging Markets Bond Fund	1,056,941	316,164	(373,664)	23,172	63,321	1,085,934	47,772
PIMCO Emerging Markets Corporate Bond Fund	0	248,533	0	0	4,228	252,761	3,533
PIMCO Emerging Markets Currency Fund	2,109,450	353,606	(231,347)	(2,335)	14,892	2,244,266	38,082
PIMCO EqS™ Dividend Fund	29,995	862	0	0	970	31,827	862
PIMCO EqS™ Emerging Markets Fund	68,657	671	0	0	(1,057)	68,271	671
PIMCO EqS™ Long/Short Fund	0	117,938	0	0	(5,832)	112,106	438
PIMCO EqS Pathfinder Fund®	560,947	16,333	0	0	(5,809)	571,471	16,333
PIMCO Floating Income Fund	1,893,284	167,054	(9,221)	(340)	63,762	2,114,539	70,597
PIMCO Foreign Bond Fund (Unhedged)	693,394	175,490	0	0	(1,029)	867,855	49,970
PIMCO Fundamental Advantage Total Return Strategy Fund	555,409	963,442	(243,840)	(27,922)	86,722	1,333,811	2,077
PIMCO Fundamental IndexPLUS® TR Fund	20,894	2,394	0	0	52	23,340	2,394
PIMCO Global Advantage Inflation-Linked Bond Exchange-Traded Fund	0	29,046	0	0	303	29,349	86
PIMCO Global Advantage® Strategy Bond Fund	875,536	144,153	(12,024)	(114)	20,494	1,028,045	24,990
PIMCO High Yield Fund	1,880,640	576,282	(530,000)	6,857	78,615	2,012,394	109,976
PIMCO High Yield Spectrum Fund	534,559	397,035	0	0	41,868	973,462	42,431
PIMCO Income Fund	2,373,188	713,889	0	0	238,958	3,326,035	155,092
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	614,960	1,179,043	(80,000)	3,663	(7,774)	1,709,892	247,043
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	159,471	13,590	0	0	9,493	182,554	13,590
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	48,333	5,281	0	0	1,675	55,289	5,281
PIMCO Investment Grade Corporate Bond Fund	881,534	575,248	(563,517)	59,891	(34,513)	918,643	38,061
PIMCO Long Duration Total Return Fund	31,836	560,098	0	0	(16,226)	575,708	19,297
PIMCO Long-Term Credit Fund	761,582	375,916	0	0	49,465	1,186,963	69,117
PIMCO Long-Term U.S. Government Fund	12,380	342,414	0	0	(19,505)	335,289	20,455
PIMCO Low Duration Fund	6,759	71,421	(78,238)	338	(157)	123	574
PIMCO Real Return Asset Fund	1,253,094	8,407	(1,332,774)	190,200	(118,779)	148	8,407
PIMCO Real Return Fund	1,580	77	0	0	41	1,698	77
PIMCO RealEstateRealReturn Strategy Fund	903,095	44,130	(1,025,461)	173,672	(95,436)	0	34,295
PIMCO Senior Floating Rate Fund	205,965	632,988	0	0	10,859	849,812	13,485
PIMCO Short-Term Floating NAV Portfolio	48	1,715,118	(1,715,030)	(109)	1	28	118
PIMCO Short-Term Fund	11,727	233,784	(245,287)	417	(124)	517	267
PIMCO Small Cap StocksPLUS® TR Fund	39,359	2,997	0	0	1,463	43,819	2,997
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	174,385	29,167	0	0	(10,145)	193,407	29,167
PIMCO StocksPLUS® Fund	2,609	261	0	0	(103)	2,767	261
PIMCO StocksPLUS® Total Return Fund	33,631	2,385	0	0	742	36,758	2,385
PIMCO Total Return Fund	46,974	1,613,441	(1,188,757)	2,606	(4,265)	469,999	14,951
PIMCO Unconstrained Bond Fund	585,448	1,130,846	(492,283)	11,484	(10,184)	1,225,311	27,136
PIMCO Worldwide Fundamental Advantage TR Strategy Fund	0	268,151	0	0	(733)	267,418	4,151
Totals	$27,544,478	$14,610,562	$(10,906,155)	$394,133	$596,642	$32,239,660	$1,548,932

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income

PIMCO Emerging Local Bond Fund	$211,316	$20,584	$0	$0	$5,047	$236,947	$10,740
PIMCO Emerging Markets Bond Fund	79,419	2,665	(68,000)	4,766	477	19,327	2,711
PIMCO Emerging Markets Corporate Bond Fund	223,010	8,299	0	0	16,768	248,077	8,411
PIMCO Emerging Markets Currency Fund	113,935	376	(110,792)	(8,454)	4,935	0	470
PIMCO EqS™ Dividend Fund	56,356	116,372	0	0	11,029	183,757	4,332
PIMCO EqS™ Emerging Markets Fund	282,209	7,710	(10,000)	(2,400)	(1,692)	275,827	2,710
PIMCO EqS Pathfinder Fund®	552,035	14,971	(38,000)	(869)	(4,298)	523,839	14,971
PIMCO Foreign Bond Fund (Unhedged)	0	20,001	(20,075)	74	0	0	1
PIMCO Global Advantage® Strategy Bond Fund	155,900	8,022	(128,514)	7,854	(4,491)	38,771	2,764
PIMCO Global Bond Fund (Unhedged)	65,471	23,513	(72,782)	5,868	(2,758)	19,312	2,855
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	32,290	0	0	0	1,280	33,570	1,017
PIMCO Income Fund	0	233,209	0	0	116	233,325	4,108
PIMCO Long-Term U.S. Government Fund	124,546	106,876	(233,913)	(16,826)	19,317	0	1,761
PIMCO Real Return Fund	0	91,144	0	0	1,265	92,409	3,844
PIMCO RealEstateRealReturn Strategy Fund	12,287	2,418	0	0	(535)	14,170	2,418
PIMCO Short-Term Floating NAV Portfolio	116,708	1,292,708	(1,375,900)	0	(49)	33,467	308
PIMCO StocksPLUS® Fund	772,117	38,507	(397,140)	8,349	(28,105)	393,728	38,507
PIMCO Total Return Fund	294,142	57,621	(280,110)	10,912	(845)	81,720	8,092
PIMCO Unconstrained Bond Fund	146,055	339,352	0	0	694	486,101	11,402
Totals	$3,237,796	$2,384,348	$(2,735,226)	$9,274	$18,155	$2,914,347	$121,422

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2012	Dividend Income

PIMCO Emerging Markets Currency Fund	$5,908	$16,792	$(258)	$(17)	$186	$22,611	$265
PIMCO Short-Term Floating NAV Portfolio	10,120	22,607	(32,700)	6	(6)	27	7
PIMCO Short-Term Floating NAV Portfolio Ill	0	64,865	(43,700)	(7)	(15)	21,143	65
Totals	$16,028	$104,264	$(76,658)	$(18)	$165	$43,781	$337

PIMCO RealRetirement® 2015 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$422	$715	$0	$0	$15	$1,152	$7
PIMCO Emerging Markets Bond Fund	0	1,523	0	0	57	1,580	37
PIMCO EqS™ Dividend Fund	0	1,155	0	0	57	1,212	21
PIMCO EqS™ Emerging Markets Fund	620	397	0	0	21	1,038	10
PIMCO EqS Pathfinder Fund®	447	385	(115)	0	(1)	716	20
PIMCO Global Advantage® Strategy Bond Fund	612	968	0	0	22	1,602	31
PIMCO High Yield Fund	0	1,560	0	0	31	1,591	43
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	60	0	(56)	(10)	6	0	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	584	590	0	0	46	1,220	106
PIMCO Low Duration Fund	1,261	2,661	0	0	4	3,926	100
PIMCO Mortgage Opportunities Fund	0	194	0	0	18	212	1
PIMCO Real Return Fund	4,976	4,277	(1,923)	20	104	7,454	319
PIMCO RealEstateRealReturn Strategy Fund	752	579	(291)	19	(66)	993	154
PIMCO Short-Term Floating NAV Portfolio	2,706	14,104	(15,500)	0	(2)	1,308	4
PIMCO Short-Term Floating NAV Portfolio III	0	1,604	(1,100)	0	(1)	503	4
PIMCO Small Cap StocksPLUS® TR Fund	137	851	0	0	37	1,025	65
PIMCO StocksPLUS® Fund	1,715	1,664	(264)	(6)	(112)	2,997	272
PIMCO Total Return Fund	5,055	5,281	(306)	1	(9)	10,022	506
Totals	$19,347	$38,508	$(19,555)	$24	$227	$38,551	$1,700

PIMCO RealRetirement® 2020 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,266	$2,575	$0	$0	$64	$3,905	$23
PIMCO Emerging Markets Bond Fund	0	3,058	0	0	123	3,181	75
PIMCO EqS™ Dividend Fund	0	2,307	0	0	133	2,440	44
PIMCO EqS™ Emerging Markets Fund	1,858	912	0	0	43	2,813	28
PIMCO EqS Pathfinder Fund®	1,619	866	0	0	(12)	2,473	71
PIMCO Global Advantage® Strategy Bond Fund	1,523	1,662	0	0	40	3,225	66
PIMCO High Yield Fund	0	3,135	0	0	65	3,200	87
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,609	1,058	0	0	90	2,757	247
PIMCO Low Duration Fund	0	770	0	0	(10)	760	14
PIMCO Mortgage Opportunities Fund	0	382	0	0	37	419	2
PIMCO Real Return Fund	11,042	7,468	(4,905)	51	251	13,907	617
PIMCO RealEstateRealReturn Strategy Fund	2,211	1,721	(575)	(44)	(129)	3,184	506
PIMCO Short-Term Floating NAV Portfolio	5,715	26,513	(28,700)	(1)	(4)	3,523	13
PIMCO Short-Term Floating NAV Portfolio III	0	4,311	(900)	0	(3)	3,408	11
PIMCO Small Cap StocksPLUS® TR Fund	332	1,653	0	0	85	2,070	135
PIMCO StocksPLUS® Fund	5,025	3,588	0	0	(293)	8,320	740
PIMCO Total Return Fund	10,501	8,481	0	0	18	19,000	965
Totals	$42,701	$70,460	$(35,080)	$6	$498	$78,585	$3,644

PIMCO RealRetirement® 2025 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$809	$3,327	$0	$0	$104	$4,240	$24
PIMCO Emerging Markets Bond Fund	0	2,081	0	0	75	2,156	48
PIMCO EqS™ Dividend Fund	0	1,578	0	0	84	1,662	28
PIMCO EqS™ Emerging Markets Fund	1,138	1,034	(99)	(5)	52	2,120	21
PIMCO EqS Pathfinder Fund®	1,101	1,013	(173)	0	(3)	1,938	55
PIMCO Global Advantage® Strategy Bond Fund	1,083	1,006	0	0	35	2,124	44
PIMCO High Yield Fund	0	2,133	0	0	42	2,175	55
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	103	0	(95)	(16)	8	0	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,337	1,758	(149)	(3)	96	3,039	259
PIMCO Mortgage Opportunities Fund	0	261	0	0	24	285	1
PIMCO Real Return Fund	4,156	4,931	(1,787)	12	69	7,381	306
PIMCO RealEstateRealReturn Strategy Fund	1,700	2,204	(434)	6	(223)	3,253	516
PIMCO Short-Term Floating NAV Portfolio	3,907	19,608	(20,800)	1	(4)	2,712	8
PIMCO Short-Term Floating NAV Portfolio III	0	2,706	(900)	0	(1)	1,805	6
PIMCO Small Cap StocksPLUS® TR Fund	290	1,812	0	0	86	2,188	137
PIMCO StocksPLUS® Fund	2,983	4,421	(99)	(5)	(268)	7,032	625
PIMCO Total Return Fund	4,003	5,357	(248)	1	(27)	9,086	450
Totals	$22,610	$55,230	$(24,784)	$(9)	$149	$53,196	$2,583

PIMCO RealRetirement® 2030 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,048	$4,863	$0	$0	$170	$6,081	$36
PIMCO Emerging Markets Bond Fund	0	1,446	0	0	76	1,522	40
PIMCO EqS™ Dividend Fund	0	2,116	0	0	115	2,231	37
PIMCO EqS™ Emerging Markets Fund	1,938	1,280	0	0	98	3,316	33
PIMCO EqS Pathfinder Fund®	1,411	1,345	0	0	6	2,762	79
PIMCO Global Advantage® Strategy Bond Fund	1,521	966	0	0	53	2,540	56
PIMCO High Yield Fund	0	1,445	0	0	44	1,489	47
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,498	3,063	0	0	223	5,784	508
PIMCO Long-Term U.S. Government Fund	488	396	0	0	(25)	859	69
PIMCO Mortgage Opportunities Fund	0	330	0	0	34	364	1
PIMCO Real Return Fund	3,053	3,251	0	0	54	6,358	260
PIMCO RealEstateRealReturn Strategy Fund	2,296	2,842	0	0	(333)	4,805	770
PIMCO Short-Term Floating NAV Portfolio	6,514	25,815	(26,300)	0	(6)	6,023	15
PIMCO Short-Term Floating NAV Portfolio III	0	3,907	(1,900)	1	(2)	2,006	7
PIMCO Small Cap StocksPLUS® TR Fund	1,248	3,423	0	0	198	4,869	309
PIMCO StocksPLUS® Fund	5,694	6,903	0	0	(411)	12,186	1,089
PIMCO Total Return Fund	4,009	4,692	0	0	(18)	8,683	433
Totals	$31,718	$68,083	$(28,200)	$1	$276	$71,878	$3,789

PIMCO RealRetirement® 2035 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$349	$0	$0	$10	$359	$3
PIMCO CommoditiesPLUS® Strategy Fund	772	4,022	0	0	$126	4,920	28
PIMCO Emerging Markets Bond Fund	0	842	0	0	$43	885	24
PIMCO EqS™ Dividend Fund	0	1,316	0	0	$69	1,385	22
PIMCO EqS™ Emerging Markets Fund	995	812	0	0	65	1,872	18
PIMCO EqS Pathfinder Fund®	907	840	0	0	2	1,749	50
PIMCO Global Advantage® Strategy Bond Fund	383	361	0	0	15	759	16
PIMCO High Yield Fund	0	421	0	0	13	434	13
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	239	0	(221)	(38)	20	0	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,662	2,252	0	0	137	4,051	351
PIMCO Long-Term U.S. Government Fund	759	898	0	0	(64)	1,593	126
PIMCO Mortgage Opportunities Fund	0	218	0	0	21	239	1
PIMCO Real Return Fund	1,194	1,475	0	0	8	2,677	106
PIMCO RealEstateRealReturn Strategy Fund	1,867	2,497	(331)	19	(289)	3,763	587
PIMCO Short-Term Floating NAV Portfolio	3,507	15,807	(16,800)	0	(3)	2,511	7
PIMCO Short-Term Floating NAV Portfolio III	0	2,303	(1,700)	0	0	603	3
PIMCO Small Cap StocksPLUS® TR Fund	747	3,224	0	0	189	4,160	261
PIMCO StocksPLUS® Fund	4,074	5,022	0	0	(308)	8,788	789
PIMCO Total Return Fund	934	1,833	0	0	(19)	2,748	133
Totals	$18,040	$44,492	$(19,052)	$(19)	$35	$43,496	$2,538

PIMCO RealRetirement® 2040 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$564	$0	$0	$16	$580	$5
PIMCO CommoditiesPLUS® Strategy Fund	1,435	6,022	0	0	$178	7,635	45
PIMCO Emerging Markets Bond Fund	0	552	0	0	34	586	18
PIMCO EqS™ Dividend Fund	0	1,796	0	0	103	1,899	35
PIMCO EqS™ Emerging Markets Fund	1,552	813	0	0	59	2,424	24
PIMCO EqS Pathfinder Fund®	1,380	1,005	0	0	(2)	2,383	68
PIMCO High Yield Fund	0	549	0	0	19	568	20
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,452	2,853	0	0	222	6,527	595
PIMCO Long-Term U.S. Government Fund	1,468	1,240	0	0	(85)	2,623	211
PIMCO Mortgage Opportunities Fund	0	312	0	0	32	344	1
PIMCO Real Return Fund	1,224	844	0	0	19	2,087	87
PIMCO RealEstateRealReturn Strategy Fund	3,383	3,142	(235)	(27)	(380)	5,883	956
PIMCO Short-Term Floating NAV Portfolio	6,623	19,214	(21,500)	0	(7)	4,330	14
PIMCO Short-Term Floating NAV Portfolio III	0	3,102	(2,900)	1	0	203	2
PIMCO Small Cap StocksPLUS® TR Fund	2,812	3,745	0	0	298	6,855	444
PIMCO StocksPLUS® Fund	6,663	7,909	0	0	(476)	14,096	1,286
PIMCO Total Return Fund	1,317	992	0	0	2	2,311	120
Totals	$31,309	$54,654	$(24,635)	$(26)	$32	$61,334	$3,931

PIMCO RealRetirement® 2045 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$231	$0	$0	$1	$232	$1
PIMCO CommoditiesPLUS® Strategy Fund	133	3,332	(150)	(5)	$129	3,439	20
PIMCO Emerging Markets Bond Fund	0	250	0	0	10	260	7
PIMCO EqS™ Dividend Fund	0	722	0	0	41	763	11
PIMCO EqS™ Emerging Markets Fund	147	1,013	0	0	110	1,270	12
PIMCO EqS Pathfinder Fund®	122	933	0	0	12	1,067	31
PIMCO Global Advantage® Strategy Bond Fund	0	0	0	0	0	0	0
PIMCO High Yield Fund	0	247	0	0	7	254	8
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	341	2,497	(100)	0	124	2,862	248
PIMCO Long-Term U.S. Government Fund	139	1,148	(126)	(3)	(93)	1,065	82
PIMCO Mortgage Opportunities Fund	0	131	0	0	13	144	1
PIMCO Real Return Fund	76	459	(284)	0	1	252	10
PIMCO RealEstateRealReturn Strategy Fund	326	2,904	(50)	(1)	(325)	2,854	436
PIMCO Short-Term Floating NAV Portfolio	400	5,503	(4,495)	0	(2)	1,406	3
PIMCO Short-Term Floating NAV Portfolio III	0	900	(895)	0	1	6	0
PIMCO Small Cap StocksPLUS® TR Fund	267	2,394	0	0	150	2,811	175
PIMCO StocksPLUS® Fund	710	5,507	0	0	(173)	6,044	534
PIMCO Total Return Fund	92	679	0	0	(10)	761	36
Totals	$2,753	$28,850	$(6,100)	$(9)	$(4)	$25,490	$1,615

PIMCO RealRetirement® 2050 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)*	Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$0	$330	$0	$0	$8	$338	$3
PIMCO CommoditiesPLUS® Strategy Fund	837	4,334	(170)	(6)	136	5,131	30
PIMCO CommodityRealReturn Strategy Fund®	0	191	0	0	(12)	179	2
PIMCO Emerging Markets Bond Fund	0	398	0	0	19	417	10
PIMCO EqS™ Dividend Fund	0	1,169	0	0	60	1,229	20
PIMCO EqS™ Emerging Markets Fund	819	874	0	0	75	1,768	17
PIMCO EqS Pathfinder Fund®	631	948	0	0	0	1,579	45
PIMCO High Yield Fund	0	396	0	0	10	406	12
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,007	2,194	(157)	(62)	197	4,179	369
PIMCO Long-Term U.S. Government Fund	756	913	0	0	(71)	1,598	126
PIMCO Mortgage Opportunities Fund	0	191	0	0	19	210	1
PIMCO Real Return Fund	304	241	(382)	7	2	172	10
PIMCO RealEstateRealReturn Strategy Fund	1,930	2,716	0	0	(344)	4,302	677
PIMCO Short-Term Floating NAV Portfolio	3,514	12,008	(12,310)	0	(4)	3,208	8
PIMCO Short-Term Floating NAV Portfolio III	0	1,501	(1,495)	0	0	6	1
PIMCO Small Cap StocksPLUS® TR Fund	1,534	2,673	(157)	(8)	160	4,202	266
PIMCO StocksPLUS® Fund	3,854	5,828	(470)	(21)	(327)	8,864	794
PIMCO Total Return Fund	357	339	0	0	(1)	695	36
Totals	$16,543	$37,244	$(15,141)	$(90)	$(73)	$38,483	$2,427

PIMCO RealRetirement® Income and Distribution Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$416	$1,603	$(666)	$(22)	$66	$1,397	$8
PIMCO Emerging Markets Bond Fund	0	3,562	(1,168)	3	85	2,482	56
PIMCO EqS™ Dividend Fund	0	2,004	(742)	5	85	1,352	27
PIMCO EqS™ Emerging Markets Fund	663	793	(491)	(40)	68	993	10
PIMCO EqS Pathfinder Fund®	442	657	(372)	(5)	8	730	21
PIMCO Global Advantage® Strategy Bond Fund	809	2,092	(951)	(1)	32	1,981	39
PIMCO High Yield Fund	0	2,876	(947)	0	41	1,970	54
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	757	1,049	(607)	(182)	237	1,254	118
PIMCO Low Duration Fund	2,828	6,828	(4,756)	21	1	4,922	134
PIMCO Mortgage Opportunities Fund	0	356	(121)	1	23	259	1
PIMCO Real Return Fund	7,133	10,199	(8,052)	26	171	9,477	414
PIMCO RealEstateRealReturn Strategy Fund	714	1,296	(703)	(25)	(48)	1,234	194
PIMCO Short-Term Floating NAV Portfolio	2,712	38,109	(37,300)	0	(4)	3,517	9
PIMCO Short-Term Floating NAV Portfolio III	0	3,002	(3,000)	(1)	0	1	2
PIMCO Small Cap StocksPLUS® TR Fund	90	1,697	(595)	6	58	1,256	81
PIMCO StocksPLUS® Fund	2,090	2,859	(1,842)	(30)	(47)	3,030	264
PIMCO Total Return Fund	7,263	12,702	(6,647)	(15)	30	13,333	673
Totals	$25,917	$91,684	$(68,960)	$(259)	$806	$49,188	$2,105

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended December 31, 2012 (amounts in thousands):

The following PIMCO Funds have an investment in PIMCO Short-Term Floating NAV Portfolio

	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Short Strategy Fund	$906	$6,504	$(7,405)	$0	$0	$5	$4
PIMCO CommoditiesPLUS® Strategy Fund	1,065,897	1,133,222	(1,801,700)	247	(608)	397,058	2,222
PIMCO CommodityRealReturn Strategy Fund®	344,927	5,619,233	(5,898,500)	0	(182)	65,478	433
PIMCO Credit Absolute Return Fund	45,192	160,223	(112,200)	(45)	(137)	93,033	323
PIMCO Diversified Income Fund	416,790	1,638,776	(1,869,200)	66	(298)	186,134	1,176
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	366,125	4,270,472	(4,636,663)	74	0	8	672
PIMCO Emerging Local Bond Fund	1,077,597	4,439,138	(5,094,700)	(130)	(559)	421,346	2,338
PIMCO Emerging Markets Bond Fund	764,078	1,866,834	(2,496,600)	129	(218)	134,223	1,034
PIMCO Emerging Markets Corporate Bond Fund	27,445	601,188	(548,100)	(18)	(18)	80,497	188
PIMCO Emerging Markets Currency Fund	2,203,201	3,240,621	(4,823,000)	719	(1,807)	619,734	6,321
PIMCO Extended Duration Fund	2,784	257,864	(241,000)	(7)	(17)	19,624	64
PIMCO Floating Income Fund	412,644	408,119	(772,600)	164	(202)	48,125	819
PIMCO Foreign Bond Fund (Unhedged)	154,295	3,274,414	(3,091,500)	(354)	(294)	336,561	1,414
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	168,329	3,938,015	(3,967,600)	(164)	3	138,583	815
PIMCO Fundamental Advantage Total Return Strategy Fund	15,705	1,128,354	(1,144,086)	35	(1)	7	254
PIMCO Fundamental IndexPLUS® TR Fund	114	625,515	(625,645)	19	0	3	115
PIMCO Global Advantage® Strategy Bond Fund	790,465	2,550,549	(2,345,400)	0	(1,365)	994,249	5,249
PIMCO Global Bond Fund (Unhedged)	35,247	746,069	(732,100)	(39)	2	49,179	169
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	5,968	371,297	(320,300)	(16)	(62)	56,887	197
PIMCO GNMA Fund	456,773	1,099,516	(1,528,300)	(273)	(21)	27,695	616
PIMCO High Yield Fund	2,665,591	3,316,088	(5,626,500)	891	(1,269)	354,801	4,788
PIMCO High Yield Spectrum Fund	139,547	868,967	(962,900)	(102)	(55)	45,457	567
PIMCO Income Fund	125,719	7,026,034	(6,484,600)	(223)	(143)	666,787	1,134
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	327,830	2,306,548	(2,540,700)	61	(20)	93,719	448
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,520	10,721	(1,600)	0	(9)	12,632	21
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	110,731	873,961	(984,697)	10	(1)	4	161
PIMCO Investment Grade Corporate Bond Fund	1,203,863	1,798,633	(2,870,300)	447	(463)	132,180	1,033
PIMCO Long Duration Total Return Fund	59,088	2,537,924	(2,079,900)	(258)	(169)	516,685	1,124
PIMCO Long-Term Credit Fund	36,609	1,499,788	(1,338,200)	(172)	(122)	197,903	488
PIMCO Long-Term U.S. Government Fund	106,247	881,821	(918,200)	(80)	(52)	69,736	321
PIMCO Low Duration Fund	479,697	11,591,216	(12,071,178)	287	1	23	2,616
PIMCO Low Duration Fund II	72,246	542,306	(614,542)	(8)	0	2	106
PIMCO Low Duration Fund III	31,436	161,831	(193,269)	3	0	1	31
PIMCO Moderate Duration Fund	190,704	1,576,060	(1,766,801)	41	1	5	360
PIMCO Mortgage-Backed Securities Fund	218,638	420,344	(579,200)	0	(70)	59,712	244
PIMCO Mortgage Opportunities Fund	0	134,861	(99,390)	(49)	(3)	35,419	61

PIMCO Real Return Asset Fund	96,750	1,279,979	(1,329,200)	(11)	(46)	47,472	279
PIMCO Real Return Fund	73,466	4,785,501	(4,801,500)	(127)	6	57,346	301
PIMCO RealEstateRealReturn Strategy Fund	139,540	2,464,780	(2,373,500)	(109)	(261)	230,450	980
PIMCO Senior Floating Rate Fund	28,410	1,107,282	(1,077,800)	(53)	(38)	57,801	582
PIMCO Short Asset Investment Fund	0	4,100	(4,100)	0	0	0	0
PIMCO Short-Term Fund	397,205	3,559,040	(3,956,200)	20	(6)	59	140
PIMCO Small Cap StocksPLUS® TR Fund	7,148	219,654	(226,807)	7	0	2	54
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	92,784	294,878	(378,000)	3	0	9,665	78
PIMCO StocksPLUS® Fund	317,156	480,060	(797,236)	52	(28)	4	160
PIMCO StocksPLUS® Long Duration Fund	75,800	201,543	(188,900)	29	(162)	88,310	343
PIMCO StocksPLUS® Total Return Fund	16,403	261,413	(277,828)	14	0	2	113
PIMCO StocksPLUS® TR Short Strategy Fund	67,435	2,220,500	(2,287,951)	33	0	17	600
PIMCO Total Return Fund	8,130,550	23,157,110	(31,287,800)	360	3	223	7,910
PIMCO Total Return Fund II	130,832	1,749,729	(1,880,640)	93	(4)	10	529
PIMCO Total Return Fund III	290,294	1,936,799	(2,227,125)	40	0	8	399
PIMCO Total Return Fund IV	619	588,847	(589,474)	10	(1)	1	147
PIMCO Unconstrained Bond Fund	67,760	3,157,966	(2,667,600)	(414)	(169)	557,543	1,466
PIMCO Asset-Backed Securities Portfolio	2,840	201,517	(195,200)	(7)	2	9,152	17
PIMCO Developing Local Markets Portfolio	45,526	158,560	(167,200)	(22)	1	36,865	160
PIMCO Emerging Markets Portfolio	292,944	473,715	(407,100)	112	(624)	359,047	1,415
PIMCO FX Strategy Portfolio	34,392	69,481	(88,300)	(13)	(25)	15,535	81
PIMCO High Yield Portfolio	22,002	226,662	(233,600)	(13)	1	15,052	62
PIMCO International Portfolio	306,646	1,962,223	(2,204,600)	14	1	64,284	423
PIMCO Investment Grade Corporate Portfolio	435,904	992,666	(950,500)	98	(721)	477,447	1,766
PIMCO Long Duration Corporate Bond Portfolio	277,816	2,042,708	(2,091,100)	(198)	(112)	229,114	808
PIMCO Low Duration Portfolio	0	103,932	(37,300)	4	(97)	66,539	232
PIMCO Mortgage Portfolio	993,981	4,011,561	(4,925,600)	(247)	5	79,700	1,361
PIMCO Municipal Sector Portfolio	4,029	99,646	(90,100)	(5)	(16)	13,554	46
PIMCO Real Return Portfolio	209,068	1,111,625	(1,320,700)	49	(1)	41	525
PIMCO Senior Floating Rate Portfolio	802	1,703	(1,900)	0	(1)	604	3
PIMCO Short-Term Portfolio	108,331	410,477	(466,600)	9	(7)	52,210	77
PIMCO U.S. Government Sector Portfolio	185	1	0	0	0	186	1
Totals	$12,666,618	$59,335,658	$(69,531,461)	$(272)	$(2,300)	$2,468,243	$21,058

The following PIMCO Funds have an investment in PIMCO Short-Term Floating NAV Portfolio III

	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2012	Dividend Income
PIMCO CommoditiesPLUS® Short Strategy Fund	$0	$1,203	$(1,200)	$(1)	$0	$2	$3
PIMCO CommoditiesPLUS® Strategy Fund	0	497,665	0	0	(403)	497,262	1,665
PIMCO Credit Absolute Return Fund	0	13,835	0	0	(9)	13,826	35
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	0	1,510,862	(1,156,800)	(299)	3	353,766	1,062
PIMCO Emerging Local Bond Fund	0	870,280	(870,200)	(49)	0	31	580
PIMCO Emerging Markets Bond Fund	0	272,541	(272,500)	(18)	0	23	241
PIMCO Emerging Markets Currency Fund	0	355,643	0	0	(285)	355,358	1,143
PIMCO Fundamental Advantage Total Return Strategy Fund	0	630,142	(466,700)	(113)	(22)	163,307	442
PIMCO Fundamental IndexPLUS® TR Fund	0	340,021	(287,400)	(71)	2	52,552	221
PIMCO GNMA Fund	0	122,736	(122,700)	(10)	0	26	36
PIMCO High Yield Fund	0	1,018,258	0	0	(815)	1,017,443	3,258
PIMCO High Yield Spectrum Fund	0	106,397	0	0	(80)	106,317	297
PIMCO Inflation Response Multi-Asset Fund	0	64,865	(43,700)	(16)	(6)	21,143	0
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0	375,806	(360,300)	(34)	1	15,473	206
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	0	471,624	(471,530)	(50)	0	44	624
PIMCO Investment Grade Corporate Bond Fund	0	460,335	(460,300)	16	0	51	335
PIMCO Low Duration Fund	0	4,219,245	(3,327,700)	(1,214)	29	890,360	3,645
PIMCO Low Duration Fund II	42,305	264,848	(262,200)	(34)	1	44,920	148
PIMCO Low Duration Fund III	0	70,537	(62,700)	(15)	0	7,822	37
PIMCO Moderate Duration Fund	203	760,203	(755,700)	(167)	0	4,539	403
PIMCO Mortgage-Backed Securities Fund	0	49,165	(30,100)	(4)	(8)	19,053	65
PIMCO Senior Floating Rate Fund	0	187,148	0	0	(75)	187,073	148
PIMCO Short Asset Investment Fund	0	2,871	(2,670)	0	0	201	1
PIMCO Short-Term Fund	5,012	870,736	(439,900)	(140)	(51)	435,657	436
PIMCO Small Cap StocksPLUS® TR Fund	0	121,189	(76,800)	(23)	(1)	44,365	89
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	0	66,071	(66,000)	(16)	0	55	71
PIMCO StocksPLUS® Fund	0	334,069	(287,700)	(34)	(9)	46,326	169
PIMCO StocksPLUS® Total Return Fund	0	154,465	(107,400)	(44)	(11)	47,010	165
PIMCO StocksPLUS® TR Short Strategy Fund	0	1,496,624	(812,600)	(198)	(154)	683,672	924
PIMCO Total Return Fund	600,009	44,614,321	(37,423,600)	(2,251)	(2,617)	7,785,862	28,921
PIMCO Total Return Fund II	12,601	621,894	(538,700)	(112)	2	95,685	594
PIMCO Total Return Fund III	0	915,071	(837,500)	(192)	4	77,383	571
PIMCO Total Return Fund IV	23,305	145,368	(148,500)	(39)	(1)	20,133	168
PIMCO Investment Grade Corporate Portfolio	0	221,641	0	0	(176)	221,465	741
PIMCO Mortgage Portfolio	0	721,466	(335,500)	31	(408)	385,589	1,066
Totals	$683,435	$62,949,145	$(50,028,600)	$(5,097)	$(5,089)	$13,593,794	$48,510

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FCT	Credit Suisse Capital LLC	MSX	Morgan Stanley Capital Group, Inc.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	WNA	Wachovia Bank N.A.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
HKD	Hong Kong Dollar	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYSE	New York Stock Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	OTC	Over-the-Counter
FTSE	Financial Times Stock Exchange	LME	London Metal Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	ERADXULT	eRAFI International Large Strategy Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	ERAEMLT	eRAFI Emerging Markets Strategy Index
CDX.HY	Credit Derivatives Index - High Yield	DJUBSGC	Dow Jones-UBS Gold Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSHG	Dow Jones-UBS Copper Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	DJUBSLH	Dow Jones-UBS Lean Hogs Sub-Index	MOTC3112	S&P GSCI Copper Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CSCUS1TR	Credit Suisse Customized Total Return Index 1	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	NGCAL19	2019 Calendar Natural Gas
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	RPI	Retail Price Index
DJUBHGTR	Dow Jones-UBS Copper Sub-Index Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBS	Dow Jones-UBS Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHA	Federal Housing Administration	ICR	Insured Custodial Receipts
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	MBIA	Municipal Bond Investors Assurance
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	SGI	Syncora Guarantee, Inc.
CR	Custodial Receipts	IBC	Insured Bond Certificate	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	ETN	Exchange Traded Notes	OIS	Overnight Index Swap
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	M-S-R	Mechanical Systems Review	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CMO	Collateralized Mortgage Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 28, 2013

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 28, 2013